                                                    REGISTRATION NO. 333-178750
                                                     REGISTRATION NO. 811-22651
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                        PRE-EFFECTIVE AMENDMENT NO.
                      POST-EFFECTIVE AMENDMENT NO. 19              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO. 77                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2018 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 19 ("PEA") to the Form N-4 Registration Statement No. 333-178750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statements of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series 15B

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 15B?

The Retirement Cornerstone(R) Series 15B (the "Retirement Cornerstone (R) Series") are deferred annuity contracts issued by AXA Equitable Life Insurance Company. This Prospectus only describes Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)") and Retirement Cornerstone(R) Series L ("Series L"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./()/

For Series CP(R) contracts, we allocate credits and, under certain circumstances, the Earnings bonus to your Total account value. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.
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(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you elected the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).
..   An employer-funded traditional IRA for a simplified employee pension plan
    ("SEP") sponsored by the contract owner's employer.

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                       (RC 15B)

                                                                        #455398

Principal death benefit; (iii) the Highest Anniversary Value death benefit;
(iv) the RMD Wealth Guard death benefit; and (v) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
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 AXA PREMIER VIP TRUST
.. AXA Moderate Allocation


.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth


.. Charter /SM/ Small Cap Value

 EQ ADVISORS TRUST

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. All Asset Growth - Alt 20
.. AXA Aggressive Strategy/(1)/
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA Growth Strategy/(1)/
.. AXA Moderate Growth Strategy/(1)/
.. AXA Ultra Conservative Strategy/(2)/
.. AXA International Core Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA/AB Dynamic Growth/(1)/
.. AXA/AB Dynamic Moderate Growth/(1)/
.. AXA/AB Small Cap Growth
.. AXA/Goldman Sachs Strategic Allocation/(1)/
.. AXA/Invesco Strategic Allocation/(1)/
.. AXA/Janus Enterprise
.. AXA/Legg Mason Strategic Allocation/(1)/
.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

 AIM VARIABLE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend
.. Invesco V.I. Equity and Income
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 AB VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large Cap Focus Growth V.I. Fund


 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP

 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value
VARIABLE INVESTMENT OPTIONS
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 HARTFORD HLS FUNDS -- CLASS IC SHARES
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS

 IVY VARIABLE INSURANCE PORTFOLIOS
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(3)/

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth

.. Ivy VIP Natural Resources

.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap
.. QS Legg Mason Dynamic Multi-Strategy VIT

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- S CLASS SHARES
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy


 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 PUTNAM VARIABLE TRUST
.. Putnam VT Diversified Income

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II

 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets
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(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

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             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series at a glance --
               key features                                     11

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             FEE TABLE                                          15
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             Examples                                           17
             Condensed financial information                    18

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             1. CONTRACT FEATURES AND BENEFITS                  19
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             How you can purchase and contribute to your
               contract                                         19
             Owner and annuitant requirements                   19
             How you can make your contributions                20
             What are your investment options under the
               contract?                                        21
             Portfolios of the Trusts                           23
             Allocating your contributions                      34
             Dollar cost averaging                              35
             Credits and Earnings bonus                         38
             Annuity purchase factors                           39
             Guaranteed minimum income benefit                  39
             Death benefit                                      51
             Guaranteed minimum death benefits                  51
             Series CP(R) and your Guaranteed benefit bases     58
             How withdrawals affect your Guaranteed benefits    58
             Dropping or changing your Guaranteed benefits      59
             Guaranteed benefit offers                          60
             Inherited IRA beneficiary continuation contract    60
             Your right to cancel within a certain number of
               days                                             62

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             2. DETERMINING YOUR CONTRACT'S VALUE               63
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             Your account value and cash value                  63
             Your contract's value in the variable investment
               options                                          63
             Your contract's value in the guaranteed interest
               option                                           63
             Your contract's value in the account for special
               dollar cost averaging                            63
             Effect of your account values falling to zero      63

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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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      3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS                                                        65
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      Transferring your account value                                  65
      Disruptive transfer activity                                     66
      Rebalancing among your Investment account variable
        investment options and guaranteed interest option              67
      Systematic transfer program                                      68

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      4. ACCESSING YOUR MONEY                                          70
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      Withdrawing your account value                                   70
      How withdrawals are taken from your Total account value          74
      Withdrawals treated as surrenders                                75
      Surrendering your contract to receive its cash value             75
      When to expect payments                                          75
      Signature guarantee                                              76
      Your annuity payout options                                      76

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      5. CHARGES AND EXPENSES                                          79
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      Charges that AXA Equitable deducts                               79
      Charges that the Trusts deduct                                   83
      Group or sponsored arrangements                                  83
      Other distribution arrangements                                  84

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      6. PAYMENT OF DEATH BENEFIT                                      85
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      Your beneficiary and payment of benefit                          85
      Non-spousal joint owner contract continuation                    86
      Spousal continuation                                             86
      Beneficiary continuation option                                  88

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      7. TAX INFORMATION                                               90
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      Overview                                                         90
      Contracts that fund a retirement arrangement                     90
      Transfers among investment options                               90
      Taxation of nonqualified annuities                               90
      Individual retirement arrangements (IRAs)                        92
      Traditional individual retirement annuities (traditional IRAs)   92
      Roth individual retirement annuities (Roth IRAs)                 98
      Tax withholding and information reporting                       101
      Special rules for contracts funding qualified plans             102
      Impact of taxes to AXA Equitable                                102

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      8. MORE INFORMATION                                             103
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      About Separate Account No. 70                                   103
      About the Trusts                                                103
      About the general account                                       103
      About other methods of payment                                  104
      Dates and prices at which contract events occur                 104
      About your voting rights                                        105
      Cybersecurity                                                   105
      Misstatement of age                                             106
      Statutory compliance                                            106


            About legal proceedings                            106
            Financial statements                               106
            Transfers of ownership, collateral assignments,
              loans and borrowing                              106
            About Custodial IRAs                               107
            How divorce may affect your Guaranteed benefits    107
            Distribution of the contracts                      107

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            APPENDICES
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          I  --  Dropping or changing your Guaranteed benefits        I-1
         II  --  Purchase considerations for QP contracts            II-1
        III  --  Guaranteed benefit base examples                   III-1
         IV  --  Hypothetical illustrations                          IV-1
          V  --  State contract availability and/or variations of
                   certain features and benefits                      V-1
         VI  --  Examples of Automatic payment plans                 VI-1
        VII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                         VII-1
       VIII  --  Formula for asset transfer program for
                   Guaranteed minimum income benefit               VIII-1
         IX  --  Rules regarding contributions to your
                   contract                                          IX-1
          X  --  Condensed financial information                      X-1

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       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents                                            171
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                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you elected the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, a 3% credit is applied to eligible contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EARNINGS BONUS -- For Series CP(R) contracts, an amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

EXCESS RMD WITHDRAWAL -- For contracts with the RMD Wealth Guard death benefit, an "Excess RMD withdrawal" is:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 701/2 during that year; or

                           DEFINITIONS OF KEY TERMS

..   the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options, although in some states different rules may apply.

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or
(iii) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

QPDB CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD WEALTH GUARD DEATH BENEFIT -- The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. The RMD Wealth Guard death benefit also enables you to take withdrawals from your Protected Benefit account, other than Excess RMD withdrawals, without reducing your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract.

RMD WITHDRAWAL -- a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated

                           DEFINITIONS OF KEY TERMS
for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options

Credit (for Series CP(R) contracts)    Match
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide information about your contract through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes three series of the Retirement
                       Cornerstone(R) contract -- Series B, Series CP(R) and
                       Series L, (together "the Retirement Cornerstone(R)
                       Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                       Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                       Each series provides a different schedule of expenses and withdrawal charge periods. While certain series have no or short surrender charge periods, these series typically have higher separate account expenses. You should consider the cumulative impact of these higher expenses over time when deciding which series to purchase. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.
                       Additionally, certain optional features may not be exercised until after waiting periods that extends beyond the applicable surrender charge period. So while you may prefer the flexibility of a shorter surrender charge period, you should consider this important fact if electing an optional feature.

                       Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                       The chart below shows the availability of certain key features under each series of the contract.

                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance. Not all series may be
                            available through your financial professional.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits (other than
                            the RMD Wealth Guard death benefit) may have limited
                            usefulness because of required minimum distributions
                            ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; and (iii) your election to exercise the
                            GMIB. Lifetime GMIB payments can be on a single or joint
                            life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you elected the GMIB, your investment allocations to the
                               Protected Benefit account are subject to our asset transfer program (''ATP''). The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra
                               Conservative Strategy investment option and the other
                               Protected Benefit account variable investment options.
                               Under these formulas, your Protected Benefit account value, excluding amounts in a special DCA account, may be
                               transferred between the Protected Benefit account variable investment options which you have selected and the AXA
                               Ultra Conservative Strategy investment option. For more
                               information, please see ''Guaranteed minimum income benefit
                               (''GMIB'')'' in ''Contract features and benefits'' later in this Prospectus and Appendix VIII to this Prospectus.
                               See "Guaranteed minimum income benefit" and "Annual
                               withdrawal amount" under "Guaranteed minimum income
                               benefit" in "Contract features and benefits" later in this
                               Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                               GMIB MUST BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   RMD Wealth Guard death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Return of Principal death benefit, Highest Anniversary
                               Value death benefit, and the "Greater of" death benefit are available in combination with the GMIB. The Return of
                               Principal death benefit, the RMD Wealth Guard death
                               benefit, and the Highest Anniversary Value death benefit
                               are available without the GMIB. However, the "Greater of"
                               death benefit can only be selected in combination with the
                               GMIB. If you do not select either the Highest Anniversary
                               Value death benefit, the "Greater of" death benefit, or the
                               RMD Wealth Guard death benefit, the Return of Principal
                               death benefit will automatically be issued with all
                               eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described
                               under "Rules regarding contributions to your contract" in
                               "Appendix IX".
                               The Return of Principal death benefit, like all of the
                               guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable
                               investment options and not to the contract as a whole.
                               The RMD Wealth Guard death benefit cannot be elected in
                               combination with the GMIB.
                               An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata
                               reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and
                               could significantly reduce or eliminate the value of your
                               RMD Wealth Guard death benefit.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix I, for more information.
-------------------------------------------------------------------------------------------
CREDIT AND EARNINGS BONUS      You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is 3% of each
                               contribution. The Credit is subject to recovery by us in
                               certain limited circumstances.
                               An amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary. This amount is the Earnings bonus. We do not
                               recover amounts associated with the Earnings bonus on
                               investment gains. Please see "Credits and Earnings bonus"
                               in "Contract features and benefits" for more information.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits",
                      "Simplified Employee Pension Plans (SEP Plans)" in "Tax
                      information" and "Rules regarding contributions to your
                      contract" in "Appendix IX" for more information, including important limitations on contributions.

                                                 SERIES B           SERIES CP(R)        SERIES L
-----------------------------------------------------------------------------------------------------------
NQ                                               $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA                          $5,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
-----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary continuation contract  $5,000($1,000)     n/a                 $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-----------------------------------------------------------------------------------------------------------
QP                                               $5,000($500)       $10,000($500)       $25,000($500)
-----------------------------------------------------------------------------------------------------------
SEP IRA                                          $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------

                      /(1)/$100 monthly and $300 quarterly under our automatic
                           investment program.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 112
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Various options for required minimum distributions
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded. Withdrawal charges may also apply.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix I, for more
                               information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain      SERIES B SERIES CP(R) SERIES L
payout options)./(2)/                                        7.00%    8.00%/(9)/   8.00%

Charge for each additional transfer in excess of 12                Maximum Charge: $35
transfers per contract year:/(3)/                                   Current Charge: $0

SPECIAL SERVICE CHARGES:/(4)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35/(6)/
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(5)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65/(6)/
--------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(7)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(8)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more
--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(9)/                         SERIES B     SERIES CP(R)    SERIES L
                                                               --------     ---------       --------
Operations                                                     0.80%        1.05%           1.10%
Administration                                                 0.30%        0.35%           0.35%
Distribution                                                   0.20%        0.25%           0.25%
                                                               -----        -----           -----
Total separate account annual expenses ("Contract fee")        1.30%        1.65%           1.70%
--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING
 OPTIONAL BENEFITS
--------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(10) /Deducted
annually/(11) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Additional Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
--------------------------------------------------------------------------------------------------------
RMD Wealth Guard death benefit

   Maximum Charge:                                             1.20% (for issue ages 20-64)
                                                               2.00% (for issue ages 65-68)

   Current Charge/(12)/:                                       0.60% (for issue ages 20-64)
                                                               1.00% (for issue ages 65-68)
--------------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(13)/:                                       1.15%
--------------------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(10)/. Deducted annually/(11)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(13)/:                                       1.15%
----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/             0.59%  2.44%
-----------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(14)/  Lowest Highest
                                                                                                     0.59%  1.59%
-------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

                 Contract Year  Series B Series CP(R) Series L
                 -------------  -------- ------------ --------
                     1.........  7.00%      8.00%      8.00%
                     2.........  7.00%      8.00%      7.00%
                     3.........  6.00%      7.00%      6.00%
                     4.........  6.00%      6.00%      5.00%
                     5.........  5.00%      5.00%      0.00%
                     6.........  3.00%      4.00%      0.00%
                     7.........  1.00%      3.00%      0.00%
                     8.........  0.00%      2.00%      0.00%
                     9.........  0.00%      1.00%      0.00%
                     10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(8)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(9)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(10)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your

                                   FEE TABLE
   initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(11)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "RMD Wealth Guard death benefit charge" in "Charges and expenses" later in this Prospectus.

(13)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this Prospectus.


(14)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R): 0.011%; and Series L: 0.013%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,231   $2,540    $4,269    $9,100    $531      $1,940     $3,769      $9,100
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,191   $2,423    $4,085    $8,802    $491      $1,823     $3,585      $8,802
----------------------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,377   $2,776    $4,487    $9,469    $577      $2,076     $3,987      $9,469
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,336   $2,657    $4,300    $9,172    $536      $1,957     $3,800      $9,172
----------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                             SERIES L
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,373   $2,662    $3,961    $9,403    $573      $2,062     $3,961      $9,403
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,333   $2,547    $3,781    $9,119    $533      $1,947     $3,781      $9,119
----------------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R):
0.011%; and Series L: 0.013%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,094   $1,793    $2,510    $4,129    $394  $1,193  $2,010   $4,129
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  899   $1,216    $1,558    $2,285    $199  $  616  $1,058   $2,285
---------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,243   $2,040    $2,748    $4,576    $443  $1,340  $2,248   $4,576
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,043   $1,450    $1,783    $2,744    $243  $  750  $1,283   $2,744
---------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,236   $1,916    $2,208    $4,488    $436  $1,316  $2,208   $4,488
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,042   $1,344    $1,273    $2,719    $242  $  744  $1,273   $2,719
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix X at the end of this Prospectus and Appendix I at the end of the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

                        CONTRACT FEATURES AND BENEFITS

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term "QP contracts" used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series CP(R)
    contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. All eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit or the "Greater of" death benefit. The RMD Wealth Guard death benefit is not available if you elected the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS SECTION.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy/(1)/
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA/Legg Mason Strategic Allocation
--------------------------------------------------------------------------------
(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth - Alt 20


.. AB VPS International Growth
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA International Core Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Value Managed Volatility
.. AXA/Legg Mason Strategic Allocation
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large(R) Cap Focus Growth V.I. Fund

.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth


.. Charter/SM/ Small Cap Value
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap
.. EQ/BlackRock Basic Value Equity
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Eaton Vance VT Floating-Rate Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Equity and Income
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(1)/

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth

.. Ivy VIP Natural Resources

.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Lord Abbett Bond Debenture
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy

.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. Putnam VT Diversified Income
.. QS Legg Mason Dynamic Multi-Strategy VIT
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------

(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of

                        CONTRACT FEATURES AND BENEFITS

Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


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                                                                             INVESTMENT
                                                                             ADVISER (OR
 AXA PREMIER VIP                                                             SUB-ADVISER(S),      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                             AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital    .   AXA Equitable    (check mark)
                                       appreciation and current income.          Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
                                       and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
  GROWTH                               and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of  .   AXA Equitable
  VALUE                                capital.                                  Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------


                                                                           INVESTMENT ADVISER
 EQ ADVISORS                                                                (OR SUB-ADVISER(S), VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                            AS APPLICABLE)      MANAGEMENT
-----------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to achieve total return from  .   DoubleLine
  DYNAMIC ALLOCATION                   long-term capital appreciation and      Capital LP
                                       income.
-----------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to maximize current income    .   DoubleLine
  OPPORTUNISTIC BOND                   and total return.                       Capital LP
-----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
 EQ ADVISORS                                                                    (OR SUB-ADVISER(S),      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME      Class IA    Seeks a combination of growth and       .   Barrow, Hanley,
                                       income to achieve an above average          Mewhinney & Strauss
                                       and consistent total return.                LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS &    Class IA    Seeks to achieve capital appreciation.  .   GAMCO Asset
  ACQUISITIONS                                                                     Management, Inc.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL        Class IA    Seeks to maximize capital               .   GAMCO Asset
  COMPANY VALUE                        appreciation.                               Management, Inc.
----------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND    Class IB    Seeks to maximize current income.       .   AXA Equitable Funds
                                                                                   Management Group, LLC
                                                                               .   AXA Investment
                                                                                   Managers, Inc.
                                                                               .   Post Advisory Group,
                                                                                   LLP
----------------------------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES  Class IB    Seeks to achieve long-term growth of    .   AllianceBernstein
                                       capital.                                    L.P.
----------------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE        Class IB    Seeks to provide long-term capital      .   AllianceBernstein
                                       appreciation and current income.            L.P.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH - ALT 20  Class IA    Seeks long-term capital appreciation    .   AXA Equitable Funds
                                       and current income.                         Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE             Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)/                        and current income, with a greater          Management Group, LLC
                                       emphasis on capital appreciation.
----------------------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)/                        and current income.                         Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of      .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)/                        capital, with a greater emphasis on         Management Group, LLC
                                       current income.
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.   .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)/                                                                    Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(+)/   Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds   (check mark)
                                       and current income, with a greater          Management Group, LLC
                                       emphasis on capital appreciation.
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)/                        and current income, with a greater          Management Group, LLC
                                       emphasis on current income.
----------------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE     Class IB    Seeks current income.                   .   AXA Equitable Funds   (check mark)
  STRATEGY/(++)/                                                                   Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC             Class IB    Seeks to achieve total return from      .   AllianceBernstein       (delta)
  GROWTH/(+)/                          long-term growth of capital and             L.P.
                                       income, with a greater emphasis on
                                       growth of capital.
----------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE    Class IB    Seeks to achieve total return from      .   AllianceBernstein       (delta)
  GROWTH/(+)/                          long-term growth of capital and             L.P.
                                       income.
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH    Class IA    Seeks to achieve long-term growth of    .   AllianceBernstein
                                       capital.                                    L.P.
                                                                               .   AXA Equitable Funds
                                                                                   Management Group, LLC
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                (OR SUB-ADVISER(S),      VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA/GOLDMAN SACHS          Class IB    Seeks to achieve long term capital        .   Goldman Sachs Asset     (delta)
  STRATEGIC                            appreciation under normal market              Management, L.P.
  ALLOCATION/(+)/                      conditions, while focusing on the
                                       preservation of capital in distressed
                                       market environments.
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of      .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-             Management Group, LLC
                                       adjusted returns and managing             .   BlackRock Investment
                                       volatility in the Portfolio.                  Management, LLC
                                                                                 .   EARNEST Partners, LLC
                                                                                 .   Federated Global
                                                                                     Investment
                                                                                     Management Corp.
                                                                                 .   Massachusetts
                                                                                     Financial Services
                                                                                     Company d/b/a MFS
                                                                                     Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC      Class IB    Seeks long-term capital appreciation      .   Invesco Advisers,       (delta)
  ALLOCATION/(+)/                      while managing portfolio volatility.          Inc.
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE       Class IA    Seeks to achieve capital growth.          .   Janus Capital
                                                                                     Management LLC
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of      .   AllianceBernstein     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-             L.P.
                                       adjusted returns and managing             .   AXA Equitable Funds
                                       volatility in the Portfolio.                  Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Massachusetts
                                                                                     Financial Services
                                                                                     Company d/b/a MFS
                                                                                     Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC   Class IB    Seeks long-term capital appreciation      .   QS Investors, LLC       (delta)
  ALLOCATION/(+)/                      while managing Portfolio volatility.
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.    .   Loomis, Sayles &
                                                                                     Company, L.P.
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital        .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk         Management Group, LLC
                                       adjusted returns and managing             .   BlackRock Investment
                                       volatility in the Portfolio.                  Management, LLC
                                                                                 .   Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                 .   Wellington
                                                                                     Management Company,
                                                                                     LLP
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation     .   BlackRock Investment
  EQUITY                               and secondarily, income.                      Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before    .   AllianceBernstein
                                       expenses that approximates the total          L.P.
                                       return performance of the Russell
                                       3000(R) Index, including reinvestment of
                                       dividends, at a risk level consistent
                                       with that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before    .   SSgA Funds
                                       expenses that approximates the total          Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate
                                       Government/Credit Bond Index,
                                       including reinvestment of dividends, at
                                       a risk level consistent with that of the
                                       Bloomberg Barclays U.S. Intermediate
                                       Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER
 EQ ADVISORS                                                                       (OR SUB-ADVISER(S),      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  EQUITY PLUS                          capital.                                       L.P.
                                                                                  .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   EARNEST Partners, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the Standard &
                                       Poor's 500 Composite Stock Price
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with
                                       that of the Standard & Poor's 500
                                       Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before     .   SSgA Funds
  GOVERNMENT BOND                      expenses that approximates the total           Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate
                                       Government Bond Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Bloomberg Barclays U.S. Intermediate
                                       Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before    .   AllianceBernstein
  INDEX                                expenses) that approximates the total          L.P.
                                       return performance of a composite
                                       index comprised of 40% DJ Euro
                                       STOXX 50 Index, 25% FTSE 100
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and        .   Invesco Advisers,
                                       income.                                        Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the Russell
                                       1000(R) Growth Index, including
                                       reinvestment of dividends at a risk level
                                       consistent with that of the Russell
                                       1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Russell
                                       1000(R) Value Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the Russell
                                       1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.     .   Massachusetts
  GROWTH                                                                              Financial Services
                                                                                      Company d/b/a MFS
                                                                                      Investment Management
-----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS                                                                     (OR SUB-ADVISER(S),      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before   .   SSgA Funds
                                       expenses that approximates the total         Management, Inc.
                                       return performance of the Standard &
                                       Poor's Mid Cap 400 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Standard & Poor's Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+++)/     Class IA    Seeks to obtain a high level of current  .   The Dreyfus
                                       income, preserve its assets and              Corporation
                                       maintain liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.   .   OppenheimerFunds,
                                                                                    Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real            .   Pacific Investment
  RETURN                               return, consistent with preservation of      Management Company
                                       capital and prudent investment               LLC
                                       management.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess     .   Pacific Investment
                                       of traditional money market products         Management
                                       while maintaining an emphasis on             Company LLC
                                       preservation of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as         .   AllianceBernstein
                                       possible (before expenses) the total         L.P.
                                       return of the Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital       .   T. Rowe Price
  STOCK                                appreciation and secondarily, income.        Associates, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein
  EQUITY                               capital.                                     L.P.
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   ClearBridge
                                                                                    Investments, LLC
                                                                                .   Scotia Institutional
                                                                                    Management US, Ltd.
                                                                                .   T. Rowe Price
                                                                                    Associates, Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company,
                                                                                    L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein
  GROWTH                               capital.                                     L.P.
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers,
                                                                                    Inc.
                                                                                .
                                                                                    Wellington Management
                                                                                    Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of     .   AXA Equitable Funds
  VALUE                                capital.                                     Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Lord, Abbett & Co.
                                                                                    LLC
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT ADVISER
                                                                                             (OR SUB-ADVISER(S),      VOLATILITY
 EQ ADVISORS TRUST PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                              AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY                   Class IB    Seeks to achieve long-term growth of  .   Allianz Global
                                                      capital.                                  Investors U.S. LLC
                                                                                            .   AXA Equitable Funds
                                                                                                Management Group, LLC
                                                                                            .   SSgA Funds
                                                                                                Management, Inc.
                                                                                            .   Wellington
                                                                                                Management Company,
                                                                                                LLP
---------------------------------------------------------------------------------------------------------------------------------


 AIM VARIABLE INSURANCE FUNDS (INVESCO                                                        INVESTMENT ADVISER
 VARIABLE INSURANCE FUNDS) - SERIES                                                            (OR SUB-ADVISER(S),
 II PORTFOLIO NAME                       OBJECTIVE                                            AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND   The fund's investment objective is to provide        .   Invesco
                                         reasonable current income and long-term growth of        Advisers, Inc.
                                         income and capital.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND      The fund's investment objectives are both capital    .   Invesco
                                         appreciation and current income.                         Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND     The fund's investment objective is total return      .   Invesco
                                         through growth of capital and current income.            Advisers, Inc.
                                                                                              .   Sub-Adviser:
                                                                                                  Invesco Asset
                                                                                                  Management
                                                                                                  Limited
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND             The fund's investment objective is total return,     .   Invesco
                                         comprised of current income and capital                  Advisers, Inc.
                                         appreciation.                                        .   Sub-Adviser:
                                                                                                  Invesco Canada
                                                                                                  Ltd.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND   The fund's investment objective is long-term growth  .   Invesco
                                         of capital.                                              Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND    The fund's investment objective is long-term growth  .   Invesco
                                         of capital.                                              Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND       The fund's investment objective is long-term growth  .   Invesco
                                         of capital.                                              Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------


                                                                                            INVESTMENT ADVISER
 AB VARIABLE PRODUCT SERIES FUND, INC.                                                       (OR SUB-ADVISER(S),
 - CLASS B PORTFOLIO NAME                OBJECTIVE                                          AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH PORTFOLIO    The Portfolio's investment objective is long-term  .
                                         growth of capital.                                     AllianceBernstein
                                                                                                L.P.


----------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT ADVISER
 AMERICAN CENTURY VARIABLE PORTFOLIOS,                                                        (OR SUB-ADVISER(S),
 INC. - CLASS II PORTFOLIO NAME          OBJECTIVE                                           AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND   The fund seeks long-term capital growth. Income is  .   American
                                         a secondary objective.                                  Century
                                                                                                 Investment
                                                                                                 Management, Inc.
----------------------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS INSURANCE SERIES(R) -                                                          INVESTMENT ADVISER
 CLASS 4 SHARES                                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
BOND FUND                                The fund's investment objective is to provide as      .   Capital
                                         high a level of current income as is consistent with      Research and
                                         the preservation of capital.                              Management
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND         The fund's investment objective is to provide long-   .   Capital
                                         term growth of capital.                                   Research and
                                                                                                   Management
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)                        The fund's investment objective is long-term capital  .   Capital
                                         appreciation.                                             Research and
                                                                                                   Management
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------


                                                                                INVESTMENT ADVISER
 BLACKROCK VARIABLE SERIES FUNDS, INC.                                           (OR SUB-ADVISER(S),
 - CLASS III PORTFOLIO NAME              OBJECTIVE                               AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND    To seek high total investment return.  .   Adviser:
                                                                                    BlackRock
                                                                                    Advisors, LLC
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------
                                                                          INVESTMENT ADVISER
 BLACKROCK VARIABLE SERIES FUNDS, INC.                                     (OR SUB-ADVISER(S),
 - CLASS III PORTFOLIO NAME              OBJECTIVE                         AS APPLICABLE)
--------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I.    Seeks long-term capital growth.  .   Adviser:
  FUND                                                                        BlackRock
                                                                              Advisors, LLC


-------------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENT ADVISER
                                                                                     (OR
 EATON VANCE VARIABLE TRUST                                                          SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                   APPLICABLE)
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND To provide a high level of current income.  .   Eaton Vance
                                                                                         Management


------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE                                                                    INVESTMENT ADVISER
 INSURANCE PRODUCTS (VIP) - SERVICE                                                       (OR SUB-ADVISER(S),
 CLASS 2 PORTFOLIO NAME                  OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  Seeks long-term capital appreciation.           .   Fidelity
                                                                                             Management &
                                                                                             Research
                                                                                             Company (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO        Seeks long-term growth of capital.              .   Fidelity
                                                                                             Management &
                                                                                             Research Company
                                                                                             (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME         Seeks a high level of current income. The fund  .   Fidelity
  PORTFOLIO                              may also seek capital appreciation.                 Management &
                                                                                             Research
                                                                                             Company (FMR)


---------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT ADVISER
 FIRST TRUST VARIABLE                                                                        (OR SUB-ADVISER(S),
 INSURANCE TRUST PORTFOLIO NAME          OBJECTIVE                                          AS APPLICABLE
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME  Seeks to provide total return by allocating among  .   First Trust
  ALLOCATION PORTFOLIO                   dividend-paying stocks and investment grade            Advisors, L.P.
                                         bonds.
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION      Seeks to maximize current income, with a           .   First Trust
  PORTFOLIO                              secondary objective of capital appreciation.           Advisors L.P.


------------------------------------------------------------------------------------------------------------------------
                                                                                               INVESTMENT ADVISER
 FRANKLIN TEMPLETON VARIABLE INSURANCE                                                          (OR SUB-ADVISER(S),
 PRODUCTS TRUST - CLASS 2 PORTFOLIO NAME  OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP    The Fund's principal investment goal is capital      .   Fund
  FUND                                    appreciation. Its secondary goal is income.              Administrator:
                                                                                                   Franklin
                                                                                                   Templeton
                                                                                                   Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND                  Seeks to maximize income while maintaining           .   Franklin
                                          prospects for capital appreciation.                      Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND        Seeks long-term capital appreciation, with           .   Franklin
                                          preservation of capital as an important                  Advisory
                                          consideration.                                           Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND        The Fund's principal investment goal is to seek a    .   Franklin
                                          high level of current income. Its secondary goal is      Advisers, Inc.
                                          capital appreciation over long term.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS  VIP FUND    Seeks long-term capital appreciation.                .   Templeton Asset
                                                                                                   Management Ltd.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND            Seeks high current income, consistent with           .   Franklin
                                          preservation of capital. Capital appreciation is a       Advisers, Inc.
                                          secondary consideration.


----------------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 GOLDMAN SACHS VARIABLE INSURANCE TRUST                                          (OR SUB-ADVISER(S),
 - SERVICE SHARES PORTFOLIO NAME         OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND     Seeks long-term capital appreciation.  .
                                                                                    Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------


                                                                               INVESTMENT
                                                                               ADVISER (OR
 HARTFORD HLS FUNDS - CLASS IC SHARES                                          SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                             APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND   The Fund seeks growth of capital.     .   Hartford Funds
                                                                                   Management
                                                                                   Company, LLC
                                                                               .
                                                                                   Sub-adviser: Wellington Management
                                                                                   Company LLP
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND   The Fund seeks capital appreciation.  .   Hartford Funds
                                                                                   Management
                                                                                   Company, LLC
                                                                               .
                                                                                   Sub-adviser: Wellington Management
                                                                                   Company LLP
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
 IVY VARIABLE INSURANCE                                                          INVESTMENT ADVISER
 PORTFOLIOS                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY    To seek to provide total return.                       .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP ENERGY            To seek to provide capital growth and appreciation.    .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY     To seek to provide total return through a              .   Ivy Investment
  INCOME/(1)/             combination of current income and capital                  Management
                          appreciation.                                              Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME       To seek to provide total return through a combination  .   Ivy Investment
                          of high current income and capital appreciation.           Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH    To seek to provide growth of capital.                  .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES To seek to provide capital growth and appreciation.    .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND       To seek to provide growth of capital.                  .   Ivy Investment
  TECHNOLOGY                                                                         Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH  To seek to provide growth of capital.                  .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)


----------------------------------------------------------------------------------------------------
                                                                           INVESTMENT ADVISER
 LAZARD RETIREMENT SERIES, INC.                                             (OR SUB-ADVISER(S),
 - SERVICE SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS  Seeks long-term capital appreciation.  .   Lazard Asset
  EQUITY PORTFOLIO                                                             Management LLC


-----------------------------------------------------------------------------------------------------------------
                                                                                         INVESTMENT
 LEGG MASON PARTNERS VARIABLE                                                            ADVISER (OR
 EQUITY TRUST - SHARE CLASS II                                                           SUB-ADVISER(S), AS
 PORTFOLIO NAME                     OBJECTIVE                                            APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE     Seeks capital appreciation.                          .   Legg Mason
  GROWTH PORTFOLIO                                                                           Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION   Seeks long-term capital appreciation.                .   Legg Mason
  PORTFOLIO                                                                                  Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND       Seeks dividend income, growth of dividend income     .   Legg Mason
  STRATEGY PORTFOLIO                and long-term capital appreciation.                      Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP        Seeks long-term growth of capital.                   .   Legg Mason
  PORTFOLIO                                                                                  Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-        The fund seeks the highest total return (that is, a  .   Legg Mason
  STRATEGY VIT PORTFOLIO            combination of income and long-term capital              Partners Fund
                                    appreciation) over time consistent with its asset        Advisor, LLC
                                    mix. The fund will seek to reduce volatility as a        (Investment
                                    secondary objective.                                     Manager)
                                                                                         .   Sub-Adviser: QS
                                                                                             Investors, LLC
                                                                                             and Western
                                                                                             Asset
                                                                                             Management
                                                                                             Company


-------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT ADVISER
 LORD ABBETT SERIES FUND, INC. - CLASS                                                     (OR SUB-ADVISER(S),
 VC PORTFOLIO NAME                       OBJECTIVE                                        AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO     The fund's investment objective is to seek high  .   Lord, Abbett &
  (VC)                                   current income and the opportunity for capital       Co. LLC
                                         appreciation to produce a high total return.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT ADVISER
 MFS(R) VARIABLE INSURANCE                                                                    (OR SUB-ADVISER(S),
 TRUSTS - SERVICE CLASS PORTFOLIO NAME   OBJECTIVE                                           AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO     The fund's investment objective is to seek capital  .   Massachusetts
                                         appreciation.                                           Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES            The fund's investment objective is to seek capital  .   Massachusetts
                                         appreciation.                                           Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH    The fund's investment objective is to seek capital  .   Massachusetts
  STOCK PORTFOLIO                        appreciation.                                           Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES                  The fund's investment objective is to seek total    .   Massachusetts
                                         return.                                                 Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------


                                                                                          INVESTMENT
 NEUBERGER BERMAN ADVISERS                                                                ADVISER (OR
 MANAGEMENT TRUST - S CLASS SHARES                                                        SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                        APPLICABLE)
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY    The fund seeks long-term growth of capital by    .   Neuberger
  PORTFOLIO                              investing primarily in common stocks of foreign      Berman
                                         companies.                                           Investment
                                                                                              Advisers LLC
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX       The fund seeks long-term growth of capital and   .   Neuberger
  PUTWRITE STRATEGY PORTFOLIO            income generation.                                   Berman
                                                                                              Investment
                                                                                              Advisers LLC
------------------------------------------------------------------------------------------------------------------


                                                                                             INVESTMENT ADVISER
 NORTHERN LIGHTS VARIABLE TRUST                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE
----------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO/(++++)/   The Portfolio seeks to provide superior volatility  .   7Twelve
                                         risk-adjusted returns when compared to the bond         Advisors, LLC
                                         and equity markets in general.


------------------------------------------------------------------------------------------------------------------
                                                                                         INVESTMENT ADVISER
 PIMCO VARIABLE INSURANCE TRUST                                                           (OR SUB-ADVISER(S),
 - ADVISOR CLASS PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY    Seeks maximum real return consistent with       .   Pacific
  PORTFOLIO                              prudent investment management.                      Investment
                                                                                             Management
                                                                                             Company LLC
------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO              Seeks maximum real return, consistent with      .   Pacific
                                         preservation of real capital and prudent            Investment
                                         investment management.                              Management
                                                                                             Company LLC
------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO             Seeks maximum total return, consistent with     .   Pacific
                                         preservation of capital and prudent investment      Investment
                                         management.                                         Management
                                                                                             Company LLC
------------------------------------------------------------------------------------------------------------------


                                                                                          INVESTMENT ADVISER
                                                                                           (OR SUB-ADVISER(S),
 PROFUNDS VP PORTFOLIO NAME              OBJECTIVE                                        AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY                 Seeks investment results, before fees and        .   ProFund
                                         expenses, that correspond to the performance of      Advisors LLC
                                         the Dow Jones U.S. Biotechnology/SM /Index.
-------------------------------------------------------------------------------------------------------------------


                                                                                            INVESTMENT
                                                                                            ADVISER (OR
 PUTNAM VARIABLE TRUST - IB SHARE                                                           SUB-ADVISER(S), AS
 CLASS PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND        Seeks as high a level of current income as Putnam  .   Putnam
                                         Investment Management, LLC believes is                 Investment
                                         consistent with preservation of capital.               Management, LLC
                                                                                            .   Sub-Adviser:
                                                                                                Putnam
                                                                                                Investments
                                                                                                Limited


---------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 T. ROWE PRICE EQUITY SERIES,                                                    (OR SUB-ADVISER(S),
 INC. PORTFOLIO NAME                     OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO  Seeks long-term capital appreciation.  .   T. Rowe Price
  - II                                                                              Associates, Inc.
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT ADVISER
 VANECK VIP TRUST - S CLASS PORTFOLIO                                                        (OR SUB-ADVISER(S),
 NAME                                    OBJECTIVE                                          AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND       Seeks long-term capital appreciation by investing  .   Van Eck
                                         primarily in hard asset securities. Income is a        Associates
                                         secondary consideration.                               Corporation
---------------------------------------------------------------------------------------------------------------------

(+) This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(++)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(+++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++++)7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.

(1) This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. The variable investment option's name in effect until on or about May 1, 2017, is Ivy VIP Dividend Opportunities Fund.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2018 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or an available Special DCA program. If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or a Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix IX for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you elected the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting

                        CONTRACT FEATURES AND BENEFITS
a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed

                        CONTRACT FEATURES AND BENEFITS
interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   You can enroll in a Special DCA program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging or special money market dollar cost averaging as applicable. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

   For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

                        CONTRACT FEATURES AND BENEFITS

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section;

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer

                        CONTRACT FEATURES AND BENEFITS
complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS AND EARNINGS BONUS (FOR SERIES CP(R) CONTRACTS)

Under certain circumstances credits and the Earnings bonus will be allocated to your Total account value. We do not include these amounts in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits and the Earnings bonus are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). Credits and Earnings bonus are included in the assessment of any charge that is based on your Total account value. Credits and Earnings bonus are also not considered to be part of your investment in the contract for tax purposes. For more information on how credits and the Earnings bonus affect your benefit bases, see "Series CP(R), and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit and Earnings bonus. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for more than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

CREDITS ON CONTRIBUTIONS. A credit will be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The amount of the credit will be 3% of each contribution. This credit percentage will be credited to your initial contribution and each eligible subsequent contribution. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

CREDIT RECOVERY. We do not recover amounts associated with the Earnings bonus. We will recover all or a portion of the credits on contributions in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we return your Total account value or cash value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy

                        CONTRACT FEATURES AND BENEFITS
investment option) and the guaranteed interest option. We do not include credits in the calculation of any withdrawal charge.

EARNINGS BONUS. An amount equal to 5% of your annual investment gains, called an Earnings bonus, will be added to your Total account value on each contract date anniversary that your Total account value is greater than your account value peak. At contract issue, your account value peak equals your initial contribution plus any eligible credit on your contribution. Your account value peak is increased by subsequent contributions, including any corresponding credits on those contributions. Your account value peak is NOT decreased by withdrawals. On each contract date anniversary, we will determine if you have investment gains by comparing your Total account value to your account value peak. If your account value peak is greater than your Total account value, you have no investment gains available for the Earnings bonus. If your Total account value is greater than your account value peak, your gains will equal your Total account value minus your current account value peak and we will increase your Total account value by an amount equal to 5% of your gains. The increase to your Total account value will occur after any applicable optional benefit base ratchet or reset. Your new account value peak will then equal your increased Total account value.

The Earnings bonus will be allocated to your Investment account value and your Protected Benefit account value in proportion to your investment in those accounts as of that contract date anniversary. Furthermore, the Earnings bonus will be allocated within each account according to your allocation instructions on file. If you do not have allocation instructions on file, the Earnings bonus will be allocated among your investment options in proportion to your investments on that date.

For example, assume you make an initial contribution of $100,000 to your contract. Your Total account value increases by a $3,000 credit on contributions (3% x $100,000). Your account value peak is $103,000. Later, you make a subsequent contribution of $100,000. Your Total account value increases by an additional $3,000 credit on contributions (3% x $100,000). Your subsequent contribution increases your account value peak to $206,000 ($103,000 + $103,000). Assume you make no further contributions and on your next contract date anniversary your Total account value is $240,000. Your Total account value ($240,000) is greater than your account value peak ($206,000) and your gain is $34,000 ($240,000 - $206,000). Your Earnings bonus on your investment gain is $1,700 (5% x $34,000). Your new Total account value is increased to $241,700, which is also your new account value peak.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected

                        CONTRACT FEATURES AND BENEFITS

   Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner's age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older at the time your contract is issued. The GMIB cannot be combined with the RMD Wealth Guard death benefit.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GMIB BENEFIT BASE

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base. When you purchase your contract, you may elect either the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Lock-in Rate option, it cannot be changed. See "GMIB benefit base" and "New business rates" later in this Prospectus for more information.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base

                        CONTRACT FEATURES AND BENEFITS
until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

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ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix II -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

                        CONTRACT FEATURES AND BENEFITS

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Also, the Lock-in Rate you choose, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates available under the Rate-Hold options are described further in this section under "New business rates."

Examples:

   EXAMPLE FOR THE GMIB MULTI-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 2.75% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 3.75%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 3%, the Annual Roll-up rate would be 3%. The Deferral Roll-up rate would remain 3.75% having met the same guaranteed minimum.

   EXAMPLE FOR THE GMIB TWO-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

   EXAMPLE FOR BOTH RATE-HOLD OPTIONS: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. You have two Rate-Hold options to choose from at contract issue, the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Rate-Hold option, it cannot be changed. Under the GMIB Two-Year Lock, the Lock-in Rate will apply during your first two contract years and the minimum Lock-in Rate in all contract years will never be less than 4%. Under the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract and the minimum Roll-up Rate for each contract year will be the greater of the Lock-in Rate or, the Ten-Year Treasuries Formula Rate. After the initial period that withdrawal charges may apply to your contract, the Roll-up rate will never be less than 3% or, if greater the Ten-Year Treasuries Formula Rate. Under the GMIB Two-Year Lock or the GMIB Multi-Year Lock, the Roll-up rate will never be greater than 8%.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the time periods described above. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which the Lock-in Rates are in effect will get the Lock-in Rates as described above.

The Lock-in Rates are no longer applicable after the duration specified in your contract.

75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral Roll-up rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution

                        CONTRACT FEATURES AND BENEFITS
within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

EXAMPLES:

..   You sign your application for Retirement Cornerstone(R) Series contract on
    September 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your Annual Roll-up and Deferral Roll-up Lock-in Rates and they will apply to your contract for the applicable time period described above under the GMIB Two-Year Lock and the GMIB Multi-Year Lock. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the Lock-in Rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD

                        CONTRACT FEATURES AND BENEFITS

WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

                              -------------------

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

                        CONTRACT FEATURES AND BENEFITS

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be

                        CONTRACT FEATURES AND BENEFITS
the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or


(iii)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the "GMIB "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

                        CONTRACT FEATURES AND BENEFITS

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(iv)if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner's death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner's death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner's death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date.

                        CONTRACT FEATURES AND BENEFITS

(vi)if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable);

(vii)if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant's age; and

(viii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.


See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

ASSET TRANSFER PROGRAM (''ATP'')

If you elected the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative

                        CONTRACT FEATURES AND BENEFITS

Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix VIII for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix VIII later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day and we will not consider your transfer request to be in good order if we receive it on a valuation day. If we receive your transfer form on a valuation day and it is complete, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits. In some cases, the reduction in your benefit bases may be greater than the amount transferred out of the AXA Ultra Conservative Strategy investment option.

Please note that after exercising the ATP exit option, account value may be transferred out of your Protected Benefit account investment options and into the AXA Ultra Conservative Strategy investment option as soon as the next valuation day.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix VIII later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

           ----------------------------------------------------------
             GUARANTEED MINIMUM    SERIES B AND L,    SERIES CP(R)
               DEATH BENEFIT          CONTRACTS        CONTRACTS
           ----------------------------------------------------------
           Return of Principal     Issue Ages 0-80  Issue Ages 0-70
           death benefit
           ------------------------
           Highest Anniversary
           Value death benefit
           ----------------------------------------------------------
           RMD Wealth Guard death  Issue Ages 20-68 Issue Ages 20-68
           benefit
           ----------------------------------------------------------
           The "Greater of"        Issue Ages 20-65 Issue Ages 20-65
           death benefit
           ----------------------------------------------------------

The "Greater of" death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value, the RMD Wealth Guard death benefit or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix IX later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to "Accessing your money" later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to "Transferring your money among investment options" later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R)
    contracts only)

FUNDING YOUR GMDB. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. Your Return of Principal Guaranteed minimum

                        CONTRACT FEATURES AND BENEFITS
death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

RMD WEALTH GUARD DEATH BENEFIT

(FOR TRADITIONAL IRA, SEP AND QPDC CONTRACTS ONLY)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account, other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
AN RMD WITHDRAWAL IS A WITHDRAWAL THAT IS INTENDED TO SATISFY THE LIFETIME REQUIRED MINIMUM DISTRIBUTIONS FROM CERTAIN TAX-FAVORED PLANS AND ARRANGEMENTS SUCH AS TRADITIONAL IRAS UNDER FEDERAL INCOME TAX RULES. SEE "REQUIRED MINIMUM DISTRIBUTIONS" IN THE "TAX INFORMATION" SECTION OF THE PROSPECTUS FOR MORE INFORMATION.
--------------------------------------------------------------------------------

The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; PLUS

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; PLUS

..   Any amounts transferred to the Protected Benefit account variable investment options; LESS

..   A deduction that reflects any Excess RMD withdrawals from the Protected
    Benefit account, or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

--------------------------------------------------------------------------------
FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT, AN "EXCESS RMD WITHDRAWAL" IS:

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    BEFORE THE CALENDAR YEAR IN WHICH YOU TURN AGE 701/2;

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    DURING YOUR FIRST CONTRACT YEAR, EVEN IF YOU TURN AGE 701/2 DURING THAT YEAR; OR

..   THE PORTION OF A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT THAT
    EXCEEDS YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT FOR THE CALENDAR YEAR.
--------------------------------------------------------------------------------

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.

RESETS. On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

For Series CP(R) contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, will be included in your Protected Benefit account value when determining your RMD Wealth Guard death benefit base reset.

CALCULATING YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT. Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 701/2 and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See "Required minimum distributions" in the "Tax information" section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section "How withdrawals effect your Guaranteed benefits" later in this Prospectus.

Please note that your RMD Wealth Guard withdrawal amount will be zero:

..   in each year prior to the calendar year in which you turn age 701/2; and

..   during your first contract year, even if you turn age 701/2 during that year.

WITHDRAWALS PRIOR TO AGE 701/2 OR DURING YOUR FIRST CONTRACT YEAR. Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 701/2 are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges). Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) even if you turn age 701/2 during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. THIS PRO RATA REDUCTION TO THE RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF THE RMD WEALTH GUARD DEATH BENEFIT. For an example of how a pro rata reduction works, see Appendix VII later in this Prospectus.

Withdrawals from the Protected Benefit account:

..   prior to the calendar year in which you turn age 701/2; or

..   during your first contract year, even if you turn age 701/2 during the calendar year in which your first contract date anniversary falls

                        CONTRACT FEATURES AND BENEFITS
will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in "Resets" above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

WITHDRAWALS AT OR AFTER AGE 701/2. After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A PRO RATA REDUCTION TO YOUR RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF YOUR RMD WEALTH GUARD DEATH BENEFIT.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value. Withdrawal charges are waived for RMD Wealth Guard withdrawals, but will count towards the free withdrawal limit. These withdrawals are subject to tax. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.

For example, in the calendar year that you turn age 701/2, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 701/2, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to "RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VII later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis and will be subject to any applicable withdrawal charges until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, "Purchase considerations for QP participants".

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", later in this prospectus and under Appendix I.

The RMD Wealth Guard death benefit is only available for traditional IRA, SEP and QPDC contracts.

RMD WEALTH GUARD REFUND FEATURE

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner's death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where:

(a)equals your total contributions and transfers to the Protected Benefit account; and

(b)equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

                        CONTRACT FEATURES AND BENEFITS

For Series CP(R) contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, are not included in part (a) of the formula for calculating your RMD Wealth Guard Refund.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see "Withdrawals, payments and transfers of funds out of traditional IRAs" in the "Tax Information" section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue uninterrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A
PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR
BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

                        CONTRACT FEATURES AND BENEFITS

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. If you select the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. If you select the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract. For example, the Lock-in Rate, from the contract date and for each additional contribution, is seven years for Series B, nine years for Series CP and four years for Series L. Lock-in Rates are no longer applicable after the duration specified in your contract. See "New business rates" under "Guaranteed minimum income benefit" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."

NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

                        CONTRACT FEATURES AND BENEFITS

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit

                        CONTRACT FEATURES AND BENEFITS
base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" Guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(R) AND YOUR GUARANTEED BENEFIT BASES

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and you also elect the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because credits to your Investment account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

Except as otherwise described in this section withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit

                        CONTRACT FEATURES AND BENEFITS
account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

..   The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2 will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 701/2 during that year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount, and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   Other than during your first contract year, a withdrawal from your
    Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus. For information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" earlier in this Prospectus.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and
(ii) the expiration of the period in which your contract is subject to withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I,

                        CONTRACT FEATURES AND BENEFITS
we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB, "Greater of" death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix I "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers

                        CONTRACT FEATURES AND BENEFITS
to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you elected the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If

                        CONTRACT FEATURES AND BENEFITS
   your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Return of Principal, Highest Anniversary Value, and "Greater of"
    Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the RMD Wealth Guard death benefit and your Protected
    Benefit account value falls to zero, the RMD Wealth Guard death benefit will terminate. You will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account LESS the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus. Your contract will terminate, unless you have amounts allocated to the Investment account. Any remaining RMD payments from the Investment account will

                       DETERMINING YOUR CONTRACT'S VALUE
   continue uninterrupted from the Investment account, beginning in the calendar year the Protected Benefit account falls to zero. See "RMD Wealth Guard death benefit" in "Contract features and benefits" earlier in this Prospectus and "Tax information" later in the Prospectus for more information.

..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later, until your first contract date anniversary. If you do not elect the "Greater of" GMDB and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later, until your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 69th birthday, or if later, until 90 days after your contract date, subject to the rules and limitations described below:

   -- If you are under age 65, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

   -- If you were age 20-64 on your contract date, and are now age 65 or older, the maximum amount you may transfer to the Protected Benefit account is equal to your Investment account value as of the transaction date minus your total contributions to the Investment account from age 65 through age 68. For purposes of this calculation, "total contributions" excludes
      (i) contributions you made to the Investment account prior to your first contract date anniversary; and (ii) for Series CP(R) contracts, any credit and Earnings bonus amounts added to the Investment account.

      For example, assume you were 641/2 on your contract date, you elected the RMD Wealth Guard death benefit, you are now 68 years old and your Investment account value on the date of your transfer request is $30,000. Further assume that your total contributions to the Investment Account from age 65 to 68 were equal to $20,000, but of that amount $5,000 was contributed before your first contract date anniversary. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options is $15,000 ($30,000 - ($20,000 - $5,000)).

   -- If you elected the RMD Wealth Guard death benefit and were age 65-68 on your contract date, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary through age 70, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form), through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits and Earnings bonus applied to the
    Investment account will not be part of the net contribution amount. The total amount of credit and Earnings bonus applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

..   Transfers under a Systematic transfer program are subject to the limitations specified in "Transferring your account value" earlier in this section.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix IX later in this Prospectus for more information.

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                                                                            METHOD OF WITHDRAWAL
                                                             ----------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
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Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
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QP/(5)/                                                         Yes       Yes      No         No         No
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SEP IRA                                                         Yes       Yes      Yes        Yes        Yes
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay

                             ACCESSING YOUR MONEY
the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select).

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

                             ACCESSING YOUR MONEY

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA, ROTH IRA AND SEP IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception

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withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT. PLEASE NOTE THAT ELECTING TO TAKE SUBSTANTIALLY EQUAL WITHDRAWALS FROM A CONTRACT WITH THE RMD WEALTH GUARD DEATH BENEFIT MAY LIMIT THE UTILITY OF THAT BENEFIT. SEE THE DISCUSSION OF THE "RMD WEALTH GUARD DEATH BENEFIT" UNDER "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "Automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Required minimum distributions" in "Tax information" later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our Automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

If you elect the Automatic RMD service and have an existing systematic withdrawal program in place, your systematic withdrawal program will terminate unless, at the time a withdrawal under the Automatic RMD service is scheduled, the total amount of all withdrawals you have already taken during the year equals or exceeds the amount of your RMD obligation for that year. In that case, there will be no withdrawal under your Automatic RMD service and your systematic withdrawal program will remain in effect. If your systematic withdrawal program does terminate, you may establish a new program the following year.

RMDS FOR CONTRACTS WITH GMIB. (TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with or without the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with

                             ACCESSING YOUR MONEY
any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

RMDS FOR TRADITIONAL IRA AND SEP IRA CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. (SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account and/or Investment account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. In such a case, a withdrawal charge may apply.

If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 701/2 or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account, other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. Your RMD Wealth Guard death benefit base will be reduced on a pro rata basis by Excess RMD withdrawals. An Excess RMD withdrawal is any of the following:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 701/2 during that year; or

..   the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually. We do not impose a withdrawal charge on RMD payments taken through our RMD Wealth Guard withdrawal service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

If you elect the RMD Wealth Guard withdrawal service and had previously elected the systematic withdrawal option, your systematic withdrawal program will be terminated.

Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

For more information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" under "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals, as discussed below) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable

                             ACCESSING YOUR MONEY
investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

   -- the GMIB (while the no lapse guarantee is in effect unless your Protected
      Benefit account value falls to zero due to an "Excess withdrawal") will continue as described under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus; and

   -- if you elected the RMD Wealth Guard death benefit and your Protected
      Benefit account falls to zero, you will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account LESS the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus.

..   If you do not have, or if you have not yet funded, the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any

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withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

..   any disbursement requested within 30 days of a change to the address;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request;

..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.


Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.


We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details.


The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or

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change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

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Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

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If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.30%
   Series CP(R):   0.35%
   Series L:       0.35%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.20%
   Series CP(R):   0.25%
   Series L:       0.25%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                     WITHDRAWAL CHARGE AS A % OF CONTRIBUTION FOR EACH CONTRACT YEAR
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                                                             1   2   3   4      5    6   7      8    9     10
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
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Series L                                                     8%  7%  6%  5%  0%/(2)/ --  --  --      --  --
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Series CP(R)                                                 8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
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(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

                             CHARGES AND EXPENSES

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT (OTHER THAN THE RMD WEALTH GUARD DEATH BENEFIT) AND WITHOUT GMIB. If you have a Guaranteed minimum death benefit with your contract, but did not elect the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is 10% of the Protected Benefit account value at the beginning of the contract year. Withdrawal charges do not apply to RMD Wealth Guard withdrawal amounts.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

                             CHARGES AND EXPENSES

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit, but it must be elected with the Guaranteed minimum income benefit, which does charge a fee. The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD WEALTH GUARD DEATH BENEFIT. If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to 0.60% (if you were age 20-64 on your contract date) or 1.00% (if you were age 65-68 on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.20% (if you were age 20-64 on your contract date) or 2.00% (if you were age 65-68 on your contract date). See, "Fee changes for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit" below for more information.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment options (including, if applicable, the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

                             CHARGES AND EXPENSES

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT, "GREATER OF" DEATH BENEFIT AND RMD WEALTH GUARD DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in

                             CHARGES AND EXPENSES
this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   exercise the GMIB (if applicable), if the surviving spouse is age 85 or older at the time of your death;

                           PAYMENT OF DEATH BENEFIT

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

If you elected the GMIB, and your surviving spouse is age 85 or older at the time of your death and wishes to exercise the GMIB, we must receive the exercise election within twelve months of your date of death. The annuity purchase factors that apply in calculating the GMIB payments to your surviving spouse differ from the annuity purchase factors that we generally use to calculate GMIB payments.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

   A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

..   For contracts with the Highest Anniversary Value or "Greater of" death benefit, as applicable, the following applies:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which

                           PAYMENT OF DEATH BENEFIT
      had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

   -- If the surviving spouse is age 81 or older on the date of your death, for contracts with the Highest Anniversary Value death benefit, that death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Highest Anniversary Value death benefit will be set to equal the amount of the Highest Anniversary Value benefit base on the date of your death. If your Total account value is higher than the Highest Anniversary Value benefit base on the date of your death, the Highest Anniversary Value benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The Highest Anniversary Value death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Highest Anniversary Value death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Highest Anniversary death benefit.

   -- If the surviving spouse is age 66 or over on the date of your death, for contracts with the "Greater of" death benefit, that death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the "Greater of" death benefit will be set to equal the amount of the "Greater of" death benefit base on the date of your death. If your Total account value is higher than the "Greater of" death benefit base on the date of your death, the "Greater of" death benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The "Greater of" death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     .   The charge for the "Greater of" death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the "Greater of" death benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the "Greater of" death benefit base.

      Even though the "Greater of" death benefit is frozen, the surviving spouse can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

..   For contracts with the RMD Wealth Guard death benefit, the following applies:

   -- We will increase the Protected Benefit account value to equal RMD Wealth
      Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

   -- Withdrawal charges will not apply to the Protected Benefit account value at the time the surviving spouse elects to continue the contract, but they will apply to any contributions made by the surviving spouse after the owner's death.

   -- If the surviving spouse is age 68 or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse's age at the time of the owner's death, and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

   -- If age 68 or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base, by contributing or transferring additional amounts to the Protected Benefit Account, subject to the restrictions on contributions and transfers to the Protected Benefit Account described in "Appendix IX: Rule regarding contributions to your contract" later in this Prospectus and "Transferring your account value" in "Transferring your money among investment options" earlier in this Prospectus. Specifically, the restrictions on contributions and transfers that apply to contract owners age 20-64 on their contract date also apply to a surviving spouse age 20-64 on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death.

   -- If the surviving spouse is age 69 or older at the time of the owner's death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen. This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit

                           PAYMENT OF DEATH BENEFIT
      account has no value, the RMD Wealth Guard death benefit will terminate and the charge will be discontinued.

   -- A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

                           PAYMENT OF DEATH BENEFIT

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one

                                TAX INFORMATION
or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies). Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

ANNUITY PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

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In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and

                                TAX INFORMATION
individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

Except as applicable to SEP-IRA Contracts (see "Simplified Employee Pension Plans (SEP Plans)" later in this section, we have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, Series L or Series CP(R) Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.

See "Simplified Employee Pension Plans (SEP Plans)" later in this section for contributions to a SEP-IRA Contract.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation

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under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2018 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2018). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or


..   certain death benefit payments to a beneficiary who is not your surviving spouse; or

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..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the

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plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum

                                TAX INFORMATION
distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

                                TAX INFORMATION

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a Simplified Employee Pension Plan (SEP plan) for its employees, and can make contributions to a contract for each eligible employee. A self-employed individual may be an employer for this purpose. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant who is a participant under the SEP plan and most of the rules which apply to traditional IRAs apply. See the discussion above under "Traditional individual retirement annuities (traditional IRAs)."


A major difference is the amount of permissible contributions. An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($55,000 after cost-of-living adjustment for 2018). This amount may be further adjusted for cost-of-living changes in future years. Rules similar to the federal tax rules governing qualified plans apply to which employees must be covered and calculation of employer contributions under a SEP plan.


Employers must rely on their own tax and legal advisors regarding the establishment and operation of their SEP plans. An employer sponsoring a SEP plan should discuss with its tax advisor the requirements under the SEP plan to make contributions for its employees and should consider the availability of other funding vehicles for the SEP plan, given the limits on the amount and timing of contributions under the Retirement Cornerstone(R) Series SEP-IRA contract.

Participating employees who are considering the purchase of a Retirement Cornerstone(R) Series SEP-IRA contract through a sponsoring employer's SEP plan contributions should discuss with their employers and their tax advisors that the Retirement Cornerstone(R) Series SEP-IRA contract is not a model traditional IRA established on an IRS form. However, AXA Equitable has applied for, and received an opinion letter from the IRS that the Retirement Cornerstone(R) Series SEP-IRA contract is acceptable as to form as an IRA and therefore, it may be used in connection with an employer's SEP plan established using an IRS Form 5305-SEP.

AXA Equitable requires a minimum contribution to purchase a SEP-IRA contract in Series CP and Series L which may be larger than the employer contribution with respect to compensation for an employee. In such a case the contract would have to be purchased through a direct transfer from another traditional IRA or through a rollover from another eligible retirement plan, or some combination of contributions permissible under the SEP plan, Code and SEP-IRA contract terms.

Under federal income tax rules employees participating in an employer's SEP plan are not prohibited from making traditional IRA contributions with respect to the employee's compensation to the same traditional IRA which is being funded through employer contributions under the SEP plan. Please note that the terms of the Retirement Cornerstone(R) Series SEP-IRA contract do not permit the Retirement Cornerstone(R) Series SEP-IRA contract owner to make traditional IRA contributions at the same time as the employer sponsoring the SEP plan is making employer contributions to the Retirement Cornerstone(R) Series SEP-IRA contract. However, if the Retirement Cornerstone(R) Series SEP-IRA contract owner requests in writing supported by appropriate documentation that either
(i) the sponsoring employer has terminated the SEP plan or (ii) the Retirement Cornerstone(R) Series SEP-IRA contract owner has separated from service with the sponsoring employer, we will remove the "SEP-IRA" designation from the contract on our records and merely retain the "traditional IRA" designation. No fees or charges will be imposed on any such change of designation. Thereafter, we will no longer accept employer contributions. If the IRA contract owner is eligible to make contributions, we will accept traditional IRA regular contributions described earlier in this section under "Traditional individual retirement annuities (traditional IRAs)."

Please also note, if the sponsoring employer's plan is a "Salary Reduction Simplified Employee Pension Plan" or "SARSEP" established before 1997 that the Retirement Cornerstone(R) Series SEP-IRA contract does not accept salary reduction contributions.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R) and Series L Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of

                                TAX INFORMATION
your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.

Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.

Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.



The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

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RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


Conversion rollover contributions to Roth IRAs cannot be recharacterized.


To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

                                TAX INFORMATION

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

                                TAX INFORMATION

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for SEP-IRA, QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values,

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cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).


Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

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In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

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DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments

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ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

Appendix I: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to elect the          benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new Guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

RMD Wealth Guard death        RMD Wealth Guard death           .   You may elect the Return   .   You can drop the Return
   benefit                    benefit                              of Principal death             of Principal death
                                                                   benefit or Highest             benefit post- funding
                                                                   Anniversary Value death        only.
                                                                   benefit.                   .   You can drop the Highest
                                                                                                  Anniversary Value death
                                                                                                  benefit either
                                                                                                  pre-funding or
                                                                                                  post-funding.
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        Both benefits                    .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                        will terminate by
   death benefit                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to elect the          benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new Guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION             POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard death    RMD Wealth Guard death     .   Your Guaranteed benefit    .   Not applicable.
   benefit                benefit                        will terminate by
                                                         notifying us and taking a
                                                         full withdrawal of your
                                                         Protected Benefit account
                                                         or making a one-time
                                                         transfer to the
                                                         Investment account
                                                         variable investment
                                                         options and the
                                                         guaranteed interest
                                                         option.
                                                     .   Your death benefit will
                                                         be equal to the return of
                                                         your account value.
------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, the plan trust should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

For QPDC contracts only: Withdrawals from your Protected Benefit account reduce your RMD Wealth Guard benefit base on a pro rata basis (including any applicable withdrawal charges), until the QPDC contract is converted to an IRA. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------

                                                                                                    GUARANTEED
                                                                                                     MINIMUM
                                          GUARANTEED MINIMUM DEATH BENEFIT                        INCOME BENEFIT
                                          --------------------------------                        --------------

                                                       HIGHEST
                                                     ANNIVERSARY
          PROTECTED                                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF       RMD WEALTH        AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL      GUARD DEATH        BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE    BENEFIT BASE        BASE           BASE           BASE             BASE
----------------------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/   $103,000/(2)/  $103,000/(4)/  $104,000        $104,000/(7)/    $104,000
----------------------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/   $107,120/(2)/  $107,120/(4)/  $108,160        $108,160/(7)/    $108,160
----------------------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(6)/   $113,547/(7)/    $113,547
----------------------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(6)/   $120,360/(7)/    $120,360
----------------------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(6)/   $128,785/(7)/    $128,785
----------------------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $133,937        $133,937/(7)/    $133,937
----------------------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $139,294        $139,294/(7)/    $139,294
----------------------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

RMD WEALTH GUARD BENEFIT BASE

(2)At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(4)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(5)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being "reset" to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                                     III-2

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L and Series CP(R)). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.43)% and 3.57% for the Series B Protected Benefit account variable investment options and (2.45)% and 3.55% for the Series B Investment account variable investment options; (2.83)% and 3.17% for the Series L Protected Benefit account variable investment options and (2.85)% and 3.15%, for the Series L Investment account variable investment options; (2.78)% and 3.22% for the Series CP(R) Protected Benefit account variable investment options and (2.8)% and 3.2% for the Series CP(R) Investment account variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.4% for the Protected Benefit account variable investment options (for each Series) and of 0.59% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.48% for the Protected Benefit account variable investment options (for each Series) and 0.31% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,020  41,420 57,107 60,707 89,127   95,127  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,064  42,890 54,226 61,381 85,291   97,272  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,131  44,413 51,356 62,020 82,488  100,433  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,222  45,990 48,494 62,620 78,716  102,610  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,334  47,622 45,637 63,177 75,971  105,799  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,469  49,313 42,782 63,686 74,250  109,999  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,624  51,064 39,926 64,144 72,550  114,207  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,800  52,876 37,067 64,545 69,868  117,421  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,997  54,753 34,202 64,885 66,199  119,638  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,213  56,697 31,328 65,159 62,541  121,856  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,542  67,501 16,721 65,326 44,263  132,827 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,326  80,364  1,424 62,855 25,750  143,219 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,485  95,678      0 57,665 21,485  153,343       0 131,467       0 159,950 *$7,047     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,975 113,910      0 49,503 18,975  163,414       0 131,467       0 194,604   7,047 **$13,474
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,047 will continue as lifetime payments
** Payments of at least $13,474 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,020  41,420 57,121 60,721 89,141   95,141  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    38,064  42,890 54,269 61,424 85,333   97,315  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    37,131  44,413 51,442 62,109 82,573  100,522  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    36,222  45,990 48,639 62,773 78,860  102,763  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,334  47,622 45,857 63,414 76,191  106,037  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,469  49,313 43,095 64,031 74,563  110,343  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,624  51,064 40,350 64,619 72,974  114,683  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,800  52,876 37,622 65,178 70,422  118,054  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,997  54,753 34,907 65,704 66,904  120,458  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    31,213  56,697 32,204 66,195 63,417  122,892  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    27,542  67,501 18,802 68,016 46,344  135,517  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    24,326  80,364  5,410 68,454 29,736  148,818 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    21,485  95,678      0 67,581 21,485  163,259       0 108,367       0 125,627 *$6,504     3,769
-----------------------------------------------------------------------------------------------------------
95     30    18,975 113,910      0 65,378 18,975  179,288       0 108,367       0 145,636   6,504 **$10,084
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,115 will continue as lifetime payments
** Payments of at least $10,084 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,860  41,260 56,867 60,467 87,727   93,727  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,752  42,560 53,765 60,891 84,517   96,451  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,677  43,900 50,691 61,269 81,368   99,169  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,631  45,283 47,642 61,597 78,273  101,880  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,616  46,710 44,615 61,870 79,231  108,580  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,629  48,181 41,606 62,086 75,235  110,266  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,671  49,699 38,613 62,238 71,283  111,936  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,740  51,264 35,631 62,322 67,371  113,586  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,835  52,879 32,659 62,333 63,494  115,212  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    29,956  54,545 29,692 62,267 59,648  116,811  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    25,894  63,694 14,823 60,552 40,717  124,246 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,404  74,378      0 55,898 22,404  130,276       0 131,467 131,467 131,467   6,568     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,385  86,854      0 48,232 19,385  135,087       0 131,467       0 159,950 *$6,568     6,398
-----------------------------------------------------------------------------------------------------------
95     30    16,771 101,423      0 37,311 16,771  138,734       0 131,467       0 194,604   6,568 **$13,474
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,568 will continue as lifetime payments
** Payments of at least $13,474 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,860  41,260 56,881 60,481 87,741   93,741  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    37,752  42,560 53,807 60,934 84,559   96,493  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    36,677  43,900 50,776 61,357 81,453   99,258  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    35,631  45,283 47,786 61,749 78,417  102,032  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    34,616  46,710 44,834 62,107 79,450  108,817  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    33,629  48,181 41,917 62,428 75,546  110,609  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    32,671  49,699 39,034 62,710 71,705  112,408  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    31,740  51,264 36,181 62,949 67,921  114,214  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    30,835  52,879 33,356 63,144 64,192  116,023  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    29,956  54,545 30,558 63,291 60,514  117,836  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    25,894  63,694 16,872 63,194 42,766  126,888  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    22,404  74,378  3,487 61,362 25,891  135,740 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    19,385  86,854      0 57,839 19,385  144,693       0 108,367       0 125,627 *$6,115     3,769
-----------------------------------------------------------------------------------------------------------
95     30    16,771 101,423      0 52,565 16,771  153,988       0 108,367       0 145,636   6,115 **$10,084
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,115 will continue as lifetime payments
** Payments of at least $10,084 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,046  42,518 58,647 62,355 90,693   96,873  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,925  43,879 55,524 62,870 86,449   98,749  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,835  45,283 52,428 63,342 83,263  101,625  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,776  46,732 49,356 63,767 80,132  104,499  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,746  48,228 46,305 64,142 77,051  107,369  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,745  49,771 43,272 64,461 74,017  110,232  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,772  51,364 40,253 64,720 71,025  113,084  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,827  53,007 37,245 64,916 68,072  115,923  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,908  54,703 34,245 65,042 65,153  118,745  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,014  56,454 31,251 65,094 62,265  121,548  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,879  66,083 16,233 64,029 43,112  130,113 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    23,317  77,355    827 60,130 24,143  137,485 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    20,226  90,550      0 53,332 20,226  143,882       0 131,467       0 159,950 *$7,047     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,545 105,996      0 43,404 17,545  149,400       0 131,467       0 194,604   7,047 **$13,474
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,047 will continue as lifetime payments
** Payments of at least $13,474 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,046  42,518 58,661 62,362 90,707   96,881  61,800  62,356  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    38,925  43,879 55,566 62,906 86,491   98,785  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    37,835  45,283 52,513 63,424 83,348  101,707  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    36,776  46,732 49,500 63,913 80,276  104,645  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,746  48,228 46,524 64,371 77,270  107,599  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,745  49,771 43,583 64,796 74,328  110,567  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,772  51,364 40,674 65,185 71,446  113,549  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,827  53,007 37,795 65,536 68,622  116,543  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,908  54,703 34,944 65,846 65,851  119,549  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    31,014  56,454 32,118 66,111 63,132  122,565  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    26,879  66,083 18,286 66,667 45,164  132,751  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    23,317  77,355  4,742 65,599 28,058  142,954 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    20,226  90,550      0 62,963 20,226  153,513       0 108,367       0 125,627 *$6,115     3,769
-----------------------------------------------------------------------------------------------------------
95     30    17,545 105,996      0 58,719 17,545  164,714       0 108,367       0 145,636   6,115 **$10,084
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,115 will continue as lifetime payments
** Payments of at least $10,084 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------
ALABAMA     See "Your right to cancel within a certain  If you reside in the state of
            number of days" in "Contract features       Alabama, you may cancel your
            and benefits"                               variable annuity contract and
                                                        return it to us within 15
                                                        days from the date you
                                                        received it. Your refund will
                                                        equal your account value
                                                        under the contract on the day
                                                        we receive notification to
                                                        cancel the contract.
--------------------------------------------------------------------------------------
CALIFORNIA  See "We require that the following types    You are not required to use
            of communications be on specific forms      our forms when making a
            we provide for that purpose (and            transaction request. If a
            submitted in the manner that the forms      written request contains all
            specify)" in "Who is AXA Equitable" and     the information required to
            "Effect of Excess withdrawals" in           process the request, we will
            "Contract features and benefits"            honor it. Although you are
                                                        not required to use our
                                                        withdrawal request form, if
                                                        you do not specify whether we
                                                        should process a withdrawal
                                                        that results in an Excess
                                                        withdrawal, and the
                                                        transaction results in an
                                                        Excess withdrawal, we will
                                                        not process that request.

            See "Asset transfer program ("ATP")" in     If you elect the GMIB, the
            "Contract features and benefits"            ATP will commence on the
                                                        valuation day of your second
                                                        monthiversary.

            See "Your right to cancel within a certain  If you reside in the state of
            number of days" in "Contract features       California and you are age 60
            and benefits"                               or older at the time the
                                                        contract is issued, you may
                                                        return your Retirement
                                                        Cornerstone(R) Series
                                                        contract within 30 days from
                                                        the date that you receive it
                                                        and receive a refund as
                                                        described below. This is also
                                                        referred to as the ''free
                                                        look'' period.

                                                        If you allocate your entire
                                                        initial contribution to the
                                                        EQ/Money Market variable
                                                        investment option (and/or
                                                        guaranteed interest option,
                                                        if available), the amount of
                                                        your refund will be equal to
                                                        your contribution, unless you
                                                        make a transfer, in which
                                                        case the amount of your
                                                        refund will be equal to your
                                                        Total account value on the
                                                        date we receive your request
                                                        to cancel at our processing
                                                        office. This amount could be
                                                        less than your initial
                                                        contribution. If you allocate
                                                        any portion of your initial
                                                        contribution to the variable
                                                        investment options (other
                                                        than the EQ/Money Market
                                                        variable investment option),
                                                        your refund will be equal to
                                                        your Total account value on
                                                        the date we receive your
                                                        request to cancel at our
                                                        processing office.

                                                        "RETURN OF CONTRIBUTION" FREE
                                                        LOOK TREATMENT AVAILABLE
                                                        THROUGH CERTAIN SELLING
                                                        BROKER-DEALERS

                                                        Certain selling
                                                        broker-dealers offer an
                                                        allocation method designed to
                                                        preserve your right to a
                                                        return of your contributions
                                                        during the free look period.
                                                        At the time of application,
                                                        you will instruct your
                                                        financial professional as to
                                                        how your initial contribution
                                                        and any subsequent
                                                        contributions should be
                                                        treated for the purpose of
                                                        maintaining your free look
                                                        right under the contract.
                                                        Please consult your financial
                                                        professional to learn more
                                                        about the availability of
                                                        "return of contribution" free
                                                        look treatment.

                                                        If you choose "return of
                                                        contribution" free look
                                                        treatment of your contract,
                                                        we will allocate your entire
                                                        contribution and any
                                                        subsequent contributions made
                                                        during the 40-day period
                                                        following the contract date,
                                                        to the EQ/Money Market
                                                        investment option. In the
                                                        event you choose to exercise
                                                        your free look right under
                                                        the contract, you will
                                                        receive a refund equal to
                                                        your contributions.
--------------------------------------------------------------------------------------

                                      V-1

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CALIFORNIA                                               If you choose the "return of
(CONTINUED)                                              contribution" free look
                                                         treatment and your contract
                                                         is still in effect on the
                                                         40th day (or next Business
                                                         Day) following the contract
                                                         date, we will automatically
                                                         reallocate your account value
                                                         to the investment options
                                                         chosen on your application.
                                                         Any transfers made prior to
                                                         the expiration of the 30-day
                                                         free look will terminate your
                                                         right to "return of
                                                         contribution" treatment in
                                                         the event you choose to
                                                         exercise your free look right
                                                         under the contract. Any
                                                         transfer made prior to the
                                                         40th day following the
                                                         contract date will cancel the
                                                         automatic reallocation on the
                                                         40th day (or next business
                                                         day) following the contract
                                                         date described above. If you
                                                         do not want AXA Equitable to
                                                         perform this scheduled
                                                         one-time re-allocation, you
                                                         must call one of our customer
                                                         service representatives at 1
                                                         (800) 789-7771 before the
                                                         40th day following the
                                                         contract date to cancel.
                                                         If you choose the "return of
                                                         contribution" free look
                                                         treatment, you may not elect
                                                         a Special dollar cost
                                                         averaging program either at
                                                         issue or any time in the
                                                         first 40 days after issue.

             See "Disability, terminal illness, or       The withdrawal charge waivers
             confinement to a nursing home'' under       for items (i), (ii) and (iii)
             "Withdrawal charge" in "Charges and         under "DISABILITY, TERMINAL
             expenses"                                   ILLNESS, OR CONFINEMENT TO
                                                         NURSING HOME." do not apply
                                                         and are replaced with the
                                                         following:
                                                         (i)We receive proof
                                                            satisfactory to us
                                                            (including certification
                                                            by a licensed physician)
                                                            that an owner (or older
                                                            joint owner, if
                                                            applicable) suffers from
                                                            impairment of cognitive
                                                            ability, meaning a
                                                            deterioration or loss of
                                                            intellectual capacity due
                                                            to mental illness or
                                                            disease, including
                                                            Alzheimer's disease or
                                                            related illnesses, that
                                                            requires continual
                                                            supervision to protect
                                                            oneself or others.

                                                         (ii)We receive proof
                                                             satisfactory to us
                                                             (including certification
                                                             by a licensed physician)
                                                             that an owner's (or older
                                                             joint owner's, if
                                                             applicable) life
                                                             expectancy is 12 months
                                                             or less.
                                                         (iii)An owner (or older joint
                                                              owner, if applicable)
                                                              has been confined to a
                                                              nursing home as verified
                                                              by a licensed physician.
                                                              The definition of a
                                                              nursing home for this
                                                              purpose is as follows:
                                                              the owner (or older
                                                              joint owner, if
                                                              applicable) is
                                                              receiving, as prescribed
                                                              by a physician,
                                                              registered nurse, or
                                                              licensed social worker,
                                                              home care or
                                                              community-based services
                                                              (including adult day
                                                              care, personal care,
                                                              homemaker services,
                                                              hospice services or
                                                              respite care) or, is
                                                              confined in a skilled
                                                              nursing facility,
                                                              convalescent nursing
                                                              home, or extended care
                                                              facility, which shall
                                                              not be defined more
                                                              restrictively than as in
                                                              the Medicare program, or
                                                              is confined in a
                                                              residential care
                                                              facility or residential
                                                              care facility for the
                                                              elderly, as defined in
                                                              the Health and Safety
                                                              Code. Out-of-state
                                                              providers of services
                                                              shall be defined as
                                                              comparable in licensure
                                                              and staffing
                                                              requirements to
                                                              California providers.

             See ''Transfers of ownership, collateral    Guaranteed benefits do not
             assignments, loans and borrowing'' in       terminate upon a change of
             ''More Information''                        owner or absolute assignment
                                                         of the contract. Guaranteed
                                                         benefits will continue to be
                                                         based on the original
                                                         measuring life (i.e., owner,
                                                         older joint owner, annuitant,
                                                         older joint annuitant).
---------------------------------------------------------------------------------------
COLORADO     See "Your right to cancel within a certain  If you reside in the state of
             number of days" in "Contract features       Colorado, you may cancel your
             and benefits"                               variable annuity contract and
                                                         return it to us within 15
                                                         days from the date you
                                                         received it. Your refund will
                                                         equal your account value
                                                         under the contract on the day
                                                         we receive notification to
                                                         cancel the contract.
---------------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional transfer    The charge for transfers does
             in excess of 12 transfers per contract      not apply.
             year" in "Fee table" and "Transfer
             charge" in "Charges and expenses"
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CONNECTICUT  See "Credit recovery" under "Credits and    The second and third bullets
(CONTINUED)  Earnings bonus (For Series CP(R) contracts  under "Credit recovery" do only)" in "Contract features and benefits"  not apply and are replaced by
             and "Your annuity payout options" in        the following:
             "Accessing your money"
                                                         .   If you start receiving
                                                             annuity payments within
                                                             three years of making any
                                                             contribution, we will not
                                                             recover the credit that
                                                             applies to any
                                                             contribution made within
                                                             the prior three years. As
                                                             a result, we will apply
                                                             the contract's cash
                                                             value, not the account
                                                             value, to the life
                                                             contingent annuity payout
                                                             regardless of how many
                                                             years have elapsed since
                                                             last contribution.
                                                         .   Credits applied to
                                                             contributions made within
                                                             one year of death of the
                                                             owner (or older joint
                                                             owner, if applicable)
                                                             will not be recovered.
                                                             However, any applicable
                                                             contract withdrawal
                                                             charges will continue to
                                                             apply to those
                                                             contributions. The 10%
                                                             free withdrawal amount
                                                             does not apply when
                                                             calculating the
                                                             withdrawal charges
                                                             applicable to the payment
                                                             of a death benefit.

             See "GMIB "no lapse guarantee"" under       The no-lapse guarantee will
             "Guaranteed minimum income benefit"         not terminate if your
             in "Contract features and benefits"         aggregate withdrawals from
                                                         your Protected Benefit
                                                         account in any contract year
                                                         following the contract year
                                                         in which you first fund your
                                                         Protected Benefit Account
                                                         exceed your Annual Withdrawal
                                                         Amount unless the excess
                                                         withdrawal drives your
                                                         account value to zero.

             See "Disruptive transfer activity" in       The ability to restrict
             "Transferring your money among              transfers due to market
             investment options"                         timing can only be determined
                                                         by the underlying fund
                                                         managers. AXA Equitable's
                                                         right to restrict transfers
                                                         due to market timing does not
                                                         apply.

             See "Transfer Charge" in "Charges and       The charge for excessive
             Expenses"                                   transfers does not apply.
                                                         The ability to reserve the
                                                         right to impose a limit on
                                                         the number of free transfers
                                                         does not apply.
             See "Withdrawal charge" in "Charges         No withdrawal charge will
             and expenses"                               apply to any contribution
                                                         received more than 12 months
                                                         prior to the date of death in
                                                         the event the owner dies and
                                                         the death benefit is payable.
                                                         For Series CP(R) contracts:
                                                         Since credits applied to
                                                         contributions cannot be
                                                         recovered, withdrawal charges
                                                         apply to amounts associated
                                                         with a credit.

             See "Disability, terminal illness, or       The withdrawal charge waiver
             confinement to a nursing home" under        under item (i) does not apply.
             "Withdrawal charge" in "Charges and
             expenses"

             See "Special service charges" in "Charges   The charge for third-party
             and Expenses"                               transfers or exchanges does
                                                         not apply.
                                                         The maximum charge for check
                                                         preparation is $9 per
                                                         occurrence.

             See "Misstatement of age" in "More          We will not deduct interest
             information"                                for any overpayments made by
                                                         us due to a misstatement of
                                                         age or sex. Any overpayments
                                                         will be deducted from future
                                                         payments.

             See "Transfers of ownership, collateral     Benefits terminate upon any
             assignments, loans and borrowing" in        change of owner who is the
             "More information"                          measuring life, unless the
                                                         change of ownership is due to
                                                         a divorce where the spouse is
                                                         awarded 100% of the account
                                                         value and chooses to continue
                                                         the contract in his or her
                                                         name and meets the age
                                                         requirements of the
                                                         applicable benefit on the
                                                         date the change in ownership
                                                         occurs.
                                                         Benefits do not terminate
                                                         upon assignment.
                                                         Your contract cannot be
                                                         assigned to an institutional
                                                         investor or settlement
                                                         company, either directly or
                                                         indirectly, nor may the
                                                         ownership be changed to an
                                                         institutional investor or
                                                         settlement company.
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS                          AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
DELAWARE  See "Your right to cancel within a certain     If you reside in the state of
          number of days" in "Contract features          Delaware, at the time the
          and benefits"                                  contract was issued, you may
                                                         return your Retirement
                                                         Cornerstone (R) Series
                                                         replacement contract within
                                                         20 days from the date you
                                                         received it and receive a
                                                         full refund of your
                                                         contribution or cash value,
                                                         whichever is greater.

          See "Greater of death benefit" under           If the Guaranteed minimum
          "Guaranteed benefit charges" in                income benefit is elected or
          "Charges and expenses"                         if the Guaranteed minimum
                                                         income benefit is elected
                                                         with the Return of Principal
                                                         death benefit, Highest
                                                         Anniversary Value death
                                                         benefit, or "Greater of"
                                                         death benefit, the maximum
                                                         charge for each benefit is
                                                         1.65%. If the RMD Wealth
                                                         Guard death benefit is
                                                         elected the maximum charge is
                                                         1.40%.
---------------------------------------------------------------------------------------
FLORIDA   See "How you can purchase and                  In the second paragraph of
          contribute to your contract" in "Contract      this section, item (ii)
          features and benefits"                         regarding the $2,500,000
                                                         limitation on contributions
                                                         is deleted. The remainder of
                                                         this section is unchanged.

          See "How you can purchase and                  We may not discontinue the
          contribute to your contract" in "Contract      acceptance of contributions.
          features and benefits"
          See "Credits (for Series CP(R) contracts)" in  If you elect to receive
          "Contract features and benefits"               annuity payments within five
                                                         years of the contract date,
                                                         we will recover the credit
                                                         that applies to any
                                                         contribution made in those
                                                         five years. If you elect to
                                                         receive annuity payments
                                                         after five years from the
                                                         contract date and within
                                                         three years of making any
                                                         contribution, we will recover
                                                         the credit that applies to
                                                         any contribution made within
                                                         the prior three years.

          See "When to expect payments" in               For any payment we defer for
          "Accessing your money"                         more than 30 days, we will
                                                         pay interest to that payment
                                                         based on an annual interest
                                                         rate that is equal to, or
                                                         greater than, the Moody's
                                                         Corporate Bond Yield Average
                                                         Monthly Corporate Rate.
          See "Selecting an annuity payout option"       The following sentence
          under "Your annuity payout options" in         replaces the first sentence
          "Accessing your money"                         of the second paragraph in
                                                         this section:

          See "Annuity maturity date" under "Your        Requests to start receiving
          annuity payout options" in "Accessing          annuity payments before the
          your money"                                    maturity date must be made in
                                                         writing at least 30 days
                                                         prior to the date annuity
                                                         payments are to begin.
          See "Special service charges" in "Charges      The charge for third-party
          and expenses"                                  transfer or exchange applies
                                                         to any transfer or exchange
                                                         of your contract, even if it
                                                         is to another contract issued
                                                         by AXA Equitable. We will not
                                                         impose a charge for
                                                         third-party transfers or
                                                         exchanges if the contract
                                                         owner is age 65 or older at
                                                         issue.
                                                         You can choose the date
                                                         annuity payments begin but it
                                                         may not be earlier than
                                                         twelve months from the
                                                         Retirement Cornerstone(R)
                                                         Series contract date.

          See "Your right to cancel within a certain     If you reside in the state of
          number of days" in "Contract features          Florida, you may cancel your
          and benefits"                                  variable annuity contract and
                                                         return it to us within 21
                                                         days from the date that you
                                                         receive it. You will receive
                                                         an unconditional refund equal
                                                         to the greater of the cash
                                                         surrender value provided in
                                                         the annuity contract, plus
                                                         any fees or charges deducted
                                                         from the contributions or
                                                         imposed under the contract,
                                                         or a refund of all
                                                         contributions paid.

          See "Transferring your account value" in       We may not require a minimum
          "Transferring your money among                 time period between transfers
          investment options"                            or establish a daily maximum
                                                         transfer limit.

          See "Check preparation charge" under           The maximum charge for check
          "Special service charges" in "Charges          preparation is $25.
          and expenses"

          See "Withdrawal charge" under                  If you are age 65 and older
          "Charges that AXA Equitable deducts" in        at the time your contract is
          "Charges and expenses"                         issued, the applicable
                                                         withdrawal charge will not
                                                         exceed 10% of the amount
                                                         withdrawn.

          See "Misstatement of age" in "More             After the second contract
          information"                                   date anniversary, Guaranteed
                                                         benefits may not be
                                                         terminated for misstatement
                                                         of age.
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
FLORIDA      See "Transfers of ownership, collateral     Your Guaranteed benefits will
(CONTINUED)  assignments, loans and borrowing" in        terminate with all transfers
             "More information"                          of ownership, even with a
                                                         change of owner from a trust
                                                         to an individual, unless the
                                                         change of ownership is due to
                                                         a divorce where the spouse is
                                                         awarded 100% of the Total
                                                         account value, chooses to
                                                         continue the contract in his
                                                         or her name and meets the age
                                                         requirements of the
                                                         applicable rider on the date
                                                         the change in ownership
                                                         occurs.
---------------------------------------------------------------------------------------
IOWA         See "Your right to cancel within a certain  If you reside in the state of
             number of days" in "Contract features       Iowa, you may cancel your
             and benefits"                               variable annuity contract and
                                                         return it to us within 15
                                                         days from the date you
                                                         received it. Your refund will
                                                         equal your account value
                                                         under the contract on the day
                                                         we receive notification to
                                                         cancel the contract.
---------------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit and RMD      The "Greater of" death
             Wealth Guard death benefit in               benefit and the RMD Wealth
             "Definitions of key terms", in              Guard death benefit are not
             "Guaranteed minimum death benefits"         available. The only
             and throughout this Prospectus.             Guaranteed minimum death
                                                         benefits that are available
                                                         are the Return of Principal
                                                         death benefit and the Highest
                                                         Anniversary Value death
                                                         benefit. Both of these death
                                                         benefits are available in
                                                         combination with the
                                                         Guaranteed minimum income
                                                         benefit. They are also
                                                         available without the
                                                         Guaranteed minimum income
                                                         benefit.

             See "Guaranteed interest option" under      FOR SERIES CP(R) CONTRACTS
             "What are your investment options under     ONLY:
             the contract?" in "Contract features and    The Guaranteed interest
             benefits"                                   option is not available.

             See "Dollar cost averaging" in "Contract    FOR SERIES CP(R) CONTRACTS
             features and benefits"                      ONLY:
                                                         Investment Simplifier is not
                                                         available.

             See "Credits" in "Contract features and     FOR SERIES CP(R) CONTRACTS
             benefits"                                   ONLY:
                                                         If the owner (or older joint
                                                         owner, if applicable) dies
                                                         during the one-year period
                                                         following our receipt of a
                                                         contribution to which a
                                                         credit was applied, we will
                                                         recover all or a portion of
                                                         the amount of such Credit
                                                         from the account value, based
                                                         on the number of full months
                                                         that elapse between the time
                                                         we receive the contribution
                                                         and the owner's (or older
                                                         joint owner's, if applicable)
                                                         death, as follows:

                          Number of Months                Percentage of Credit
                          ----------------                --------------------
                                 0                                100%
                                 1                                100%
                                 2                                99%
                                 3                                98%
                                 4                                97%
                                 5                                96%
                                 6                                95%
                                 7                                94%
                                 8                                93%
                                 9                                92%
                                 10                               91%
                                 11                               90%
                                 12                               89%

                                          We will not recover the credit on
                                          subsequent contributions made within 3
                                          years prior to annuitization.

  See "GMIB Benefit base" under           For the GMIB, there are caps on the GMIB
  "Guaranteed minimum income benefit" in  benefit base, which are based on a
  "Contract features and benefits"        percentage of total contributions and
                                          transfers to the Protected Benefit account:

    Initial Funding Age               Cap Amount
    -------------------               ----------
    20-49                             350% on GMIB benefit base
    50+                               No Cap on GMIB benefit base
-----------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                                                          AVAILABILITY
 STATE        FEATURES AND BENEFITS                       OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                  The cap is determined by the age of the
(CONTINUED)                                               owner at the time of first funding of the
                                                          Protected Benefit account. If the Protected
                                                          Benefit account is funded at age 50 or
                                                          greater there is no cap. If the Protected
                                                          Benefit account is funded at ages 20 to 49,
                                                          the cap percentage is set to 350% and does
                                                          not change for the life of the contract,
                                                          unless there is a GMIB benefit base reset
                                                          at age 50 or greater. If there is a GMIB
                                                          benefit base reset at age 50 or greater,
                                                          there is no cap, regardless of the age of
                                                          the owner at first funding. If there is a
                                                          GMIB benefit base reset prior to age 50,
                                                          the GMIB benefit base will be capped at
                                                          350%, multiplied by the Protected Benefit
                                                          account value at time of the GMIB benefit
                                                          base reset, plus 350% of all contributions
                                                          and transfers made to the Protected Benefit
                                                          account after the reset. Neither a GMIB
                                                          benefit base reset nor withdrawals from
                                                          your Protected Benefit account will lower
                                                          the cap amount.

              See "75 Day rate lock-in" under             The Roll-up rate lock-in period is 90 days,
              "Guaranteed minimum income benefit" in      beginning on the date you signed client
              "Contract features and benefits"            replacement information authorization form.

              See "Withdrawals treated as surrenders"     We do not have the right to terminate the
              in "Accessing your money"                   contract if no contributions are made
                                                          during the last three contract years and
                                                          the cash value is less than $500.

              See "Your annuity payout options" in        Your choice of annuity payout options
              "Accessing your money"                      includes a straight life fixed income
                                                          annuity.

              See "The amount applied to purchase an      If a non-life contingent form of annuity is
              annuity payout option" in "Accessing        elected, the amount applied to an annuity
              your money"                                 benefit is the greater of the cash value or
                                                          95% of what the cash value would be if
                                                          there were no withdrawal charge applied;
                                                          however, the income provided will never be
                                                          less than that resulting from the Total
                                                          account value applied to the Table of
                                                          Guaranteed Annuity Payments.
              See "Selecting an annuity payout option"    FOR SERIES CP(R) CONTRACTS ONLY:
              under "Your annuity payout option" in       The earliest date annuity payments may
              "Accessing your money"                      begin is 13 months from the issue date.

              See "Charges and expenses"                  Deductions for charges from the guaranteed
                                                          interest option and the Special DCA account
                                                          are not permitted.
                                                          The charge for third-party transfer or
                                                          exchange does not apply.
                                                          The check preparation charge does not apply.
              See "Disability, terminal illness, or       Item (i) is deleted and replaced with the
              confinement to a nursing home"              following: An owner (or older joint owner,
                                                          if applicable) has qualified to receive
                                                          Social Security disability benefits as
                                                          certified by the Social Security
                                                          Administration or meets the definition of a
                                                          total disability as specified in the
                                                          contract. To qualify, a re-certification
                                                          statement from a physician will be required
                                                          every 12 months from the date disability is
                                                          determined.

              See "Transfers of ownership, collateral     Collateral assignments are not limited to
              assignments, loans and borrowing" in        the period prior to the first contract date
              "More information"                          anniversary. You may assign all or a
                                                          portion of your NQ contract at any time,
                                                          pursuant to the terms described in this
                                                          Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within a certain  If you reside in the state of North Dakota
              number of days" in "Contract features       at the time the contract is issued, you may
              and benefits"                               return your Retirement Cornerstone(R)
                                                          Series contract within 20 days from the
                                                          date that you receive it and receive a full
                                                          refund of your contributions or cash value,
                                                          whichever is greater.

              See "Your beneficiary and payment of        Amounts allocated to the Guaranteed
              benefit" in "Payment of death benefit"      interest option will continue to earn
                                                          interest until the applicable death benefit
                                                          is paid. This means that your death benefit
                                                          (other than the applicable guaranteed
                                                          minimum death benefit) will be increased by
                                                          the amount of interest credited to any
                                                          assets in the Guaranteed interest option up
                                                          until the date on which we pay the death
                                                          benefit.
------------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------

                                                             AVAILABILITY
                                                             OR
 STATE       FEATURES AND BENEFITS                           VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                                Available for direct rollovers from U.S.
                                                             source 401(a) plans and direct transfers
                                                             from the same type of U.S. source IRAs.

             SEP IRA contracts and QP (Defined               Not Available
             Benefit) contracts (For Series B, Series CP(R)
             and Series L contracts only)

             See "Purchase considerations for a              We do not offer contracts to charitable
             charitable remainder trust" under "Owner        remainder trusts in Puerto Rico.
             and annuitant requirements" in "Contract
             features and benefits"

             See "How you can make contributions" in         Specific requirements for purchasing QP
             "Contract features and benefits" (For           contracts in Puerto Rico are outlined
             Series B, Series CP(R) and Series L contracts   below in "Purchase considerations for QP
             only)                                           (Defined Contribution) contracts in
                                                             Puerto Rico".

             See "Guaranteed minimum income                  Restrictions for the GMIB on a Puerto
             benefit" in "Contract features and              Rico QPDC contract are described below,
             benefits" (For Series B, Series CP(R) and       under "Purchase considerations for QP
             Series L contracts only)                        (Defined Contribution) contracts in
                                                             Puerto Rico", and in your contract.

             See "Transfers of ownership, collateral         Transfers of ownership of QP contracts
             assignments, loans and borrowing" in            are governed by Puerto Rico law. Please
             "More information" (For Series B, Series        consult your tax, legal or plan advisor
             CP(R) and Series L contracts only)              if you intend to transfer ownership of
                                                             your contract.

             "Purchase considerations for QP (Defined        PURCHASE CONSIDERATIONS FOR QP (DEFINED
             Contribution) contracts in Puerto Rico"         CONTRIBUTION) CONTRACTS IN PUERTO RICO:
             -- this section replaces "Appendix II:          Trustees who are considering the
             Purchase considerations for QP contracts"       purchase of a Retirement Cornerstone(R)
             in this Prospectus. (For Series B, Series       Series QP contract in Puerto Rico should
             CP(R) and Series L contracts only)              discuss with their tax, legal and plan
                                                             advisors whether this is an appropriate
                                                             investment vehicle for the employer's
                                                             plan. Trustees should consider whether
                                                             the plan provisions permit the
                                                             investment of plan assets in the QP
                                                             contract, the Guaranteed minimum income
                                                             benefit, and the payment of death
                                                             benefits in accordance with the
                                                             requirements of Puerto Rico income tax
                                                             rules. The QP contract and this
                                                             Prospectus should be reviewed in full,
                                                             and the following factors, among others,
                                                             should be noted.

                                                             LIMITS ON CONTRACT OWNERSHIP
                                                             .   The QP contract is offered only as a
                                                                 funding vehicle to qualified plan
                                                                 trusts of single participant defined
                                                                 contribution plans that are tax-
                                                                 qualified under Puerto Rico law, not
                                                                 United States law. The contract is
                                                                 not available to US qualified plans
                                                                 or to defined benefit plans
                                                                 qualifying under Puerto Rico law.

                                                             .   The QP contract owner is the
                                                                 qualified plan trust. The annuitant
                                                                 under the contract is the
                                                                 self-employed Puerto Rico resident,
                                                                 who is the sole plan participant.

                                                             .   This product should not be purchased
                                                                 if the self-employed individual
                                                                 anticipates having additional
                                                                 employees become eligible for the
                                                                 plan. We will not allow additional
                                                                 contracts to be issued for
                                                                 participants other than the original
                                                                 business owner.

                                                             .   If the business that sponsors the
                                                                 plan adds another employee who
                                                                 becomes eligible for the plan, no
                                                                 further contributions may be made to
                                                                 the contract. If the employer moves
                                                                 the funds to another funding vehicle
                                                                 that can accommodate more than one
                                                                 employee, this move could result in
                                                                 surrender charges, if applicable,
                                                                 and the loss of guaranteed benefits
                                                                 in the contract.

                                                             LIMITS ON CONTRIBUTIONS:
                                                             .   All contributions must be direct
                                                                 transfers from other investments
                                                                 within an existing qualified plan
                                                                 trust.

                                                             .   Employer payroll contributions are
                                                                 not accepted.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------
                                                             AVAILABILITY
 STATE           FEATURES AND BENEFITS                       OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                  .   Only one additional transfer
(CONTINUED)                                                      contribution may be made per contract
                                                                 year.

                                                             .   Checks written on accounts held in the
                                                                 name of the employer instead of the
                                                                 plan or the trustee will not be
                                                                 accepted.

                                                             .   As mentioned above, if a new employee
                                                                 becomes eligible for the plan, the
                                                                 trustee will not be permitted to make
                                                                 any further contributions to the
                                                                 contract established for the original
                                                                 business owner.

                                                             LIMITS ON PAYMENTS:
                                                             .   Loans are not available under the
                                                                 contract.

                                                             .   All payments are made to the plan trust
                                                                 as owner, even though the plan
                                                                 participant/annuitant is the ultimate
                                                                 recipient of the benefit payment.

                                                             .   AXA Equitable does no tax reporting or
                                                                 withholding of any kind. The plan
                                                                 administrator or trustee will be solely
                                                                 responsible for performing or providing
                                                                 for all such services.

                                                             .   AXA Equitable does not offer contracts
                                                                 that qualify as IRAs under Puerto Rico
                                                                 law. The plan trust will exercise the
                                                                 GMIB and must continue to hold the
                                                                 supplementary contract for the duration
                                                                 of the GMIB payments. The contract
                                                                 cannot be converted to an IRA.

                                                             PLAN TERMINATION:
                                                             .   If the plan participant terminates the
                                                                 business, and as a result wishes to
                                                                 terminate the plan, the trust would
                                                                 have to be kept in existence to receive
                                                                 payments. This could create expenses
                                                                 for the plan.

                                                             .   If the plan participant terminates the
                                                                 plan and the trust is dissolved, or if
                                                                 the plan trustee (which may or may not
                                                                 be the same as the plan participant) is
                                                                 unwilling to accept payment to the plan
                                                                 trust for any reason, AXA Equitable
                                                                 would have to change the contract from
                                                                 a Puerto Rico QP to NQ in order to make
                                                                 payments to the individual as the new
                                                                 owner. Depending on when this occurs,
                                                                 it could be a taxable distribution from
                                                                 the plan, with a potential tax of the
                                                                 entire account value of the contract.
                                                                 Puerto Rico income tax withholding and
                                                                 reporting by the plan trustee could
                                                                 apply to the distribution transaction.

                                                             .   If the plan trust is receiving GMIB
                                                                 payments and the trust is subsequently
                                                                 terminated, transforming the contract
                                                                 into an individually owned NQ contract,
                                                                 the trustee would be responsible for
                                                                 the applicable Puerto Rico income tax
                                                                 withholding and reporting on the
                                                                 present value of the remaining annuity
                                                                 payment stream.

                                                             .   AXA Equitable is a U.S. insurance
                                                                 company, therefore distributions under
                                                                 the NQ contract could be subject to
                                                                 United States taxation and withholding
                                                                 on a "taxable amount not determined"
                                                                 basis.

                                                             We require owners or beneficiaries of
                                                             annuity contracts in Puerto Rico which are
                                                             not individuals to document their status to
                                                             avoid 30% FATCA withholding from
                                                             U.S.-source income.
-----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND     See "Your right to cancel within a certain  If you reside in the state of Rhode Island,
                 number of days" in "Contract features       you may cancel your variable annuity
                 and benefits"                               contract and return it to us within 15 days
                                                             from the date you received it. Your refund
                                                             will equal your account value under the
                                                             contract on the day we receive notification
                                                             to cancel the contract.
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS            See "Your right to cancel within a certain  If you reside in the state of Texas, you
                 number of days" in "Contract features       may cancel your variable annuity contract
                 and benefits"                               and return it to us within 15 days from the
                                                             date you received it. Your refund will
                                                             equal your account value under the contract
                                                             on the day we receive notification to
                                                             cancel the contract.
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON D.C.  See "Your right to cancel within a certain  If you reside in the district of
                 number of days" in "Contract features       Washington, D.C., at the time the contract
                 and benefits"                               was issued, you may return your Retirement
                                                             Cornerstone(R) Series replacement contract
                                                             within 10 days from the date you received
                                                             it and receive a refund of your Total
                                                             account value under the contract on the day
                                                             we receive notification to cancel the
                                                             contract.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLES FOR GMIB

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

------------------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST
  END            PROTECTED                                    RETURN OF    ANNIVERSARY
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE     ROLL-UP TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT         BENEFIT      "GREATER OF" BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE                BASE
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/    $130,073
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/    $128,224
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE FOR RMD WEALTH GUARD DEATH BENEFIT

EXAMPLE #3

Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:

---------------------------------------------------------------------------------------------

                                 PROTECTED                   PROTECTED
                     ASSUMED      BENEFIT                     BENEFIT         RMD WEALTH
      END              NET     ACCOUNT VALUE               ACCOUNT VALUE     GUARD DEATH
OF CONTRACT YEAR AGE RETURN  BEFORE WITHDRAWAL WITHDRAWAL AFTER WITHDRAWAL   BENEFIT BASE
---------------------------------------------------------------------------------------------
       0         65              $100,000                     $100,000       $100,000/(1)/
---------------------------------------------------------------------------------------------
       1         66    3.0%      $103,000        $    0       $103,000       $103,000/(1)/
---------------------------------------------------------------------------------------------
       2         67    4.0%      $107,120        $    0       $107,120       $107,120/(1)/
---------------------------------------------------------------------------------------------
       3         68  (1.0)%      $106,049        $5,000       $101,049       $102,069/(1)(2)/
---------------------------------------------------------------------------------------------
       4         69    3.0%      $104,080        $    0       $104,080       $104,080/(1)/
---------------------------------------------------------------------------------------------
       5         70    4.0%      $108,243        $    0       $108,243       $108,243/(1)/
---------------------------------------------------------------------------------------------

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)
       6         71    5.0%      $113,656        $4,293       $109,363       $109,363/(3)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $112,644        $    0       $112,644       $109,363/(4)/
---------------------------------------------------------------------------------------------

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)
       6         71    5.0%      $113,656        $6,000       $107,656       $107,656/(5)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $110,885        $    0       $110,885       $107,656/(6)/
---------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).

(2)The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 701/2 and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 701/2 are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.

For example:

  . At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 - 1.0%) - $5,000). Since the
      withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 - $5,051). The RMD
      Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS RMD WITHDRAWAL AMOUNT)

(3)The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.

(4)After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES A WITHDRAWAL IN EXCESS OF RMD WITHDRAWAL LIMIT)

(5)The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243
      - $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).

(6)After a withdrawal is taken in the calendar year in which the age turns
   701/2 or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you elected the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           15%                    25%
--------------------------------------------------------------------------
            1st                       18%                    28%
--------------------------------------------------------------------------
            2nd                       21%                    31%
--------------------------------------------------------------------------
            3rd                       24%                    34%
--------------------------------------------------------------------------
            4th                       27%                    37%
--------------------------------------------------------------------------
            5th                       30%                    40%
--------------------------------------------------------------------------
            6th                       33%                    43%
--------------------------------------------------------------------------
            7th                       36%                    46%
--------------------------------------------------------------------------
            8th                       39%                    49%
--------------------------------------------------------------------------
            9th                       42%                    52%
--------------------------------------------------------------------------
     10th (and later)                 45%                    55%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 15% on the first day of the first ATP year to 18% on the first day on the second ATP year. The maximum transfer point moves similarly during the first ATP year from 25% on the first day of the first ATP year to 28% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------------
                                                                      MAY 14
                                   MAY 15                            FIRST ATP
                                  (DAY 1 OF                            YEAR
                               FIRST ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
-------------------------------------------------------------------------------
   Minimum Transfer Point            15%       15.75% 16.5%  17.25%     18%
-------------------------------------------------------------------------------
   Maximum Transfer Point            25%       25.75% 26.5%  27.25%     28%
-------------------------------------------------------------------------------

                                    VIII-1

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            18%        18.75% 19.5%  20.25%     21%
--------------------------------------------------------------------------------
   Maximum Transfer Point            28%        28.75% 29.5%  30.25%     31%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

                                    VIII-2

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       25%                                37%                                 45%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 27%                      Minimum = 30%                       Minimum = 33%
                     Maximum = 37%                      Maximum = 40%                       Maximum = 43%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.37 - 0.3) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current          $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                        (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000         Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra     option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment                                     SCENARIO 2 - if current amount
option)                                                 in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 = -
                                                        $15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
-------------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

                                    VIII-3

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

The following is an example of the ATP year set back:

-----------------------------------------------------------------------------------------------------------------------------
                       CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2            CONTRIBUTION/TRANSFER #3
-----------------------------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                  ATP year 4
                                                                   [A = 4]
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS       Contract is in month 3 of the       Contract is now in month 5 of       Contract is now in month 7 of
                  current contract year.              the same contract year.             the same contract year.
                  Total contract year to date         Total contract year to date         Total contract year to date
                  contributions and transfers to the  contributions and transfers to the  contributions and transfers to the
                  Protected Benefit account as of     Protected Benefit account as of     Protected Benefit account as of
                  the valuation day prior to the      the valuation day prior to the      the valuation day prior to the
                  transaction date of the ATP set     transaction date of the ATP set     transaction date of the ATP set
                  back calculation = $0 [B = 0]       back calculation = $300             back calculation = $600
                  The contribution and/or transfer    [B = 300]                           [B = 600]
                  to the Protected Benefit account    The contribution and/or transfer    The contribution and/or transfer
                  on the transaction date of the      to the Protected Benefit account    to the Protected Benefit account
                  ATP set back calculation = $300     on the transaction date of the      on the transaction date of the
                  [C = 300]                           ATP set back calculation = $300     ATP set back calculation =
                  Value of the GMIB benefit base      [C = 300]                           $1,200 [C = 1,200]
                  including the pro rata Roll-up      Value of the GMIB benefit base      Value of the GMIB benefit base
                  amount as of the valuation day      including the pro rata Roll-up      including the pro rata Roll-up
                  prior to the ATP set back           amount as of the valuation day      amount as of the valuation day
                  calculation = $616.92               prior to the ATP set back           prior to the ATP set back
                  [D = 616.92]                        calculation = $926.11               calculation = $1,238.41
                                                      [D = 926.11]                        [D = 1,238.41]
-----------------------------------------------------------------------------------------------------------------------------

                                    VIII-4

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

----------------------------------------------------------------------------------------------------------------------------
                                   CONTRIBUTION/TRANSFER #1      CONTRIBUTION/TRANSFER #2       CONTRIBUTION/TRANSFER #3
----------------------------------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98       (4-1) X (300 +300) = 1.47      (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           616.92 + 300                   926.11 + 300                  1,238.41 + 1200
             D + C               Rounded to the nearest whole  Rounded to the nearest whole   Rounded to the nearest whole
                                 year = 1                      year = 1                       year = 2
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP   New ATP year = 4-1 = 3 (ATP    New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1)        year has already been set      year is set back by 1
back = New ATP year              NEW ATP YEAR = 3              back to year 3. No additional  additional year)
                                                               set back will occur.)          NEW ATP YEAR = 2
----------------------------------------------------------------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the seventh month of the fifth ATP year. The number of completed months in the current ATP year is six. The minimum transfer point is 28.5%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(27% + 30%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 Highest Anniversary Value benefit base is $110,000, Roll-up to age 85 benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $128,186
                      -------------------
                       1 - .285 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($128,186) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($128,186), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($128,186), as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($128,186).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $130,000 ($110,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $148,186 ($128,186 + $20,000).

                                    VIII-5

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:

  New benefit base =  (1- 3%) X 120,000   _ 3,250              = $154,474
                      -------------------
                       1 -0.285 + 0.023

Your GMIB benefit base is adjusted to $154,474.

                                    VIII-6

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B & SERIES L)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (if you were age 20-64 on your contract date); or
                             through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, the first contract date anniversary. However, regardless of the benefits you
                             elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or, if later, until the first contract date anniversary.
                             However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           SEP IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($55,000 after cost of living adjustment for 2018).
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular traditional IRA contributions are not permitted unless and until the SEP-IRA designation is removed on our records and the contract is designated as a traditional IRA only.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85, or if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70, or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Any contributions made after age 701/2 must be net of required minimum distributions.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (if you were age 20-64 on your contract date); or
                             through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected
                             Benefit account, subsequent contributions to your Protected
                             Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

----------------------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
                         ROTH IRA)
 CONTRACT TYPE                       (AVAILABLE FOR SERIES B & SERIES L ONLY)
----------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70
                         .   Not available for Series CP(R)
----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
----------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
----------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
----------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account until age 80. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to the Investment account through age 85.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
----------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                         .   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected
                             Benefit account through age 64, or if later, until your first contract date anniversary (if you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your
                             Protected Benefit account, subsequent contributions to your
                             Protected Benefit account will no longer be permitted.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix X: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $11.88   $10.98  $10.24  $10.78
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,157    1,119     938     662
-------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
-------------------------------------------------------------------------
   Unit value                            $10.35   $10.09  $ 9.75      --
-------------------------------------------------------------------------
   Number of units outstanding (000's)      382      248      63      --
-------------------------------------------------------------------------
1290 VT EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $22.96   $20.08  $18.01  $18.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)      718      720     707     682
-------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-------------------------------------------------------------------------
   Unit value                            $14.27   $13.61  $12.81  $12.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)      506      517     493     459
-------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $27.98   $24.41  $20.06  $21.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)    6,351    5,995   5,609   4,915
-------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-------------------------------------------------------------------------
   Unit value                            $11.74   $11.17  $10.13  $10.59
-------------------------------------------------------------------------
   Number of units outstanding (000's)      535      462     433     308
-------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 9.21   $ 8.33  $ 6.51  $ 8.89
-------------------------------------------------------------------------
   Number of units outstanding (000's)      306      334     175      85
-------------------------------------------------------------------------
1290 VT REAL ESTATE
-------------------------------------------------------------------------
   Unit value                            $12.12   $11.14  $10.78  $11.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)      597      577     439     271
-------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
-------------------------------------------------------------------------
   Unit value                            $11.78   $10.82  $10.04  $10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)    3,545    3,940   4,291   4,675
-------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $13.58   $10.22  $11.14  $11.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)      498      512     556     505
-------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------
   Unit value                            $16.32   $14.26  $13.19  $13.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,433      983     826     628
-------------------------------------------------------------------------


                                      X-1



                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31,
                                                      ----------------------------------
                                                        2017     2016     2015    2014
----------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------------
   Unit value                                         $  26.38 $  23.97 $  19.79 $ 20.38
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   3,012    2,616    1,957   1,354
----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
----------------------------------------------------------------------------------------
   Unit value                                         $  10.28 $  10.08 $   9.93 $ 10.07
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   2,537    2,417    1,452     627
----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
----------------------------------------------------------------------------------------
   Unit value                                         $  14.45 $  11.65 $  11.59 $ 11.75
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     670      596      552     326
----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
----------------------------------------------------------------------------------------
   Unit value                                         $  12.37 $   9.71 $   9.37 $  9.82
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   2,282    2,023    1,676     960
----------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                         $  16.07 $  14.07 $  13.06 $ 13.39
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 166,037  137,739  117,206  78,119
----------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                         $  14.54 $  13.41 $  12.82 $ 13.08
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 131,075  126,288  113,639  91,852
----------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                         $  13.53 $  12.69 $  12.25 $ 12.47
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  68,930   66,225   57,851  48,006
----------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                         $  11.64 $  11.31 $  11.14 $ 11.31
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  40,547   42,959   35,647  29,801
----------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                         $  16.79 $  14.96 $  14.02 $ 14.35
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 164,626  146,086  127,820  91,406
----------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                         $  12.83 $  10.29 $  10.41 $ 11.02
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     322      306      300     263
----------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                         $  21.52 $  19.15 $  16.82 $ 17.75
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     363      329      290     240
----------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                         $  23.52 $  21.21 $  18.27 $ 19.19
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     167      148      124     100
----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                                         $  14.42 $  13.15 $  12.65 $ 12.93
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   5,349    5,512    5,429   4,693
----------------------------------------------------------------------------------------



                                      X-2

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                            -----------------------------------
                                              2017     2016     2015     2014
-------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                               $  15.65 $  14.18 $  13.42 $  13.71
-------------------------------------------------------------------------------
   Number of units outstanding (000's)       258,076  251,896  237,051  202,854
-------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------
   Unit value                               $  10.16 $  10.10 $  10.09 $  10.23
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         6,602   13,003    2,768      155
-------------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  10.98 $   9.69 $   9.44       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        41,035   28,220   11,856       --
-------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  13.43 $  12.05 $  11.77 $  12.00
-------------------------------------------------------------------------------
   Number of units outstanding (000's)       138,077  135,772  131,091  103,758
-------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  28.51 $  23.55 $  21.19 $  22.11
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           971      916      894      739
-------------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  10.94 $  10.04 $   9.60       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        35,573   24,175    8,973       --
-------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  10.49 $   9.68 $   9.50       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        19,337   14,099    5,585       --
-------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------------
   Unit value                               $  19.52 $  15.46 $  16.38 $  17.56
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,211    1,218    1,319    1,315
-------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  11.56 $  10.57       --       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         9,659    4,367       --       --
-------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  25.65 $  19.30 $  18.31 $  16.63
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,454    1,118      641      561
-------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------------------------------------------------
   Unit value                               $  14.47 $  12.89 $  12.58 $  12.87
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         3,985    3,907    3,781    3,721
-------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-------------------------------------------------------------------------------
   Unit value                               $  27.12 $  21.27 $  20.03 $  19.80
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,171    1,153    1,149      900
-------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
-------------------------------------------------------------------------------
   Unit value                               $  10.88 $   9.95 $   9.48       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           225      177      171       --
-------------------------------------------------------------------------------



                                      X-3


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  -------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $ 11.07  $  9.94 $  9.43      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                158      164     117      --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $ 19.86  $ 18.08 $ 14.63 $ 17.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                302      306     295     242
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 11.73  $ 10.25 $ 10.29 $ 10.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,706    2,586   2,368     641
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 12.59  $ 10.69 $  9.90      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                933      685     388      --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 13.29  $ 11.31 $  9.99 $ 10.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,163      990     680     160
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 11.80  $ 10.62 $  9.86      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                325      282     190      --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $ 20.97  $ 19.65 $ 16.88 $ 18.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              4,343    4,386   4,345   3,867
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 25.12  $ 21.13 $ 19.16 $ 19.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,213      989     894     630
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 10.63  $ 10.62 $ 10.61 $ 10.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             13,658   13,957  14,039  14,262
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $ 10.33  $  7.81 $  7.21 $  8.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                358      268     165     135
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 25.06  $ 20.98 $ 19.11 $ 19.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,842    4,944   3,812   2,626
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $  9.98  $ 10.08 $ 10.16 $ 10.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,978    6,304   6,132   6,321
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 13.55  $ 11.14 $ 11.04 $ 11.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,389    1,202   1,095     614
----------------------------------------------------------------------------------



                                      X-4


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------
                                          FOR THE YEAR ENDING DECEMBER 31,
                                          --------------------------------
                                           2017     2016    2015    2014
--------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------
   Unit value                             $23.63   $20.29  $17.51  $18.91
--------------------------------------------------------------------------
   Number of units outstanding (000's)       968      937     957     827
--------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                             $27.44   $21.51  $20.50  $19.80
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,295    1,094     867     654
--------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                             $23.02   $20.64  $17.95  $19.03
--------------------------------------------------------------------------
   Number of units outstanding (000's)       906      729     623     445
--------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                             $16.50   $12.65  $12.57  $12.71
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,255    1,048     981     797
--------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                             $26.56   $23.31  $19.69  $20.54
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,585    1,417   1,171     873
--------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                             $ 9.04   $ 9.12  $ 9.24  $ 9.36
--------------------------------------------------------------------------
   Number of units outstanding (000's)     4,616    5,367   3,966   2,305
--------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------
   Unit value                             $21.03   $15.71  $15.91  $15.62
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,739    1,591   1,622   1,226
--------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------
   Unit value                             $10.61   $10.45  $ 9.59  $ 9.95
--------------------------------------------------------------------------
   Number of units outstanding (000's)       897      665     424     236
--------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------
   Unit value                             $ 9.56   $ 9.51  $ 9.45  $ 9.60
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,700    1,734   1,568   1,378
--------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
--------------------------------------------------------------------------
   Unit value                             $10.67   $10.45  $ 9.72      --
--------------------------------------------------------------------------
   Number of units outstanding (000's)       534      375     197      --
--------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------
   Unit value                             $25.70   $22.84  $19.20  $20.38
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,092      959     799     577
--------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------
   Unit value                             $28.39   $21.56  $21.56  $19.82
--------------------------------------------------------------------------
   Number of units outstanding (000's)     3,557    3,158   2,810   2,063
--------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------
   Unit value                             $23.72   $19.76  $18.59  $18.75
--------------------------------------------------------------------------
   Number of units outstanding (000's)     4,334    4,315   4,103   3,348
--------------------------------------------------------------------------



                                      X-5


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2017     2016    2015    2014
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $23.00   $19.34  $17.50  $18.03
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,212    2,072   1,980   1,568
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.50   $12.71  $11.92  $12.32
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         4,155    3,546   2,881   2,133
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.95   $10.46  $ 9.70  $10.16
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           112       95      49      16
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.26   $13.63  $12.35  $12.51
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,496    1,351     817     432
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.65   $15.06  $13.49  $14.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           673      660     684     703
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.85   $14.65  $13.01  $14.19
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,360    2,369   2,469   2,040
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.64   $13.98  $12.21  $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,547    2,386   1,888   1,550
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.39   $12.98  $12.18  $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         3,151    3,056   2,914   2,500
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $22.16   $20.26  $18.12  $20.29
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           918    1,014   1,033     889
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.50   $10.42  $10.06  $10.14
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           784      691     554     118
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.83   $11.58  $11.85  $10.80
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,151    1,114     885      98
----------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.36   $19.97  $17.67  $17.58
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,569    2,267   1,264     582
----------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.86   $10.85  $ 9.57      --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,164      807     428      --
----------------------------------------------------------------------------------------------



                                      X-6


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------
   Unit value                            $17.00   $15.28  $15.21  $15.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,625    2,773   2,783   2,423
-------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------
   Unit value                            $12.92   $12.33  $11.27  $11.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,503    1,405   1,292   1,045
-------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------
   Unit value                            $15.72   $12.98  $13.24  $13.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,023    2,062   2,021   1,681
-------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $18.30   $16.17  $14.48  $15.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)      584      590     559     470
-------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $23.26   $20.72  $18.77  $20.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)      512      460     387     253
-------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-------------------------------------------------------------------------
   Unit value                            $12.44   $10.65  $11.08  $12.25
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,327    1,541   1,837   1,962
-------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $19.78   $17.34  $16.43  $16.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      492      526     560     524
-------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------
   Unit value                            $10.93   $12.67  $ 9.54  $12.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,841    1,872   1,617   1,315
-------------------------------------------------------------------------
IVY VIP HIGH INCOME
-------------------------------------------------------------------------
   Unit value                            $17.36   $16.49  $14.38  $15.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,983    4,604   4,507   4,025
-------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $24.81   $19.81  $18.91  $20.34
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,590    1,570   1,540   1,320
-------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 8.10   $ 7.97  $ 6.52  $ 8.51
-------------------------------------------------------------------------
   Number of units outstanding (000's)      859      895     902     858
-------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $27.24   $20.89  $20.84  $21.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,721    1,721   1,755   1,445
-------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $21.68   $17.84  $17.56  $17.46
-------------------------------------------------------------------------
   Number of units outstanding (000's)      890      836     839     605
-------------------------------------------------------------------------



                                      X-7


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31,
                                                                --------------------------------
                                                                 2017     2016    2015    2014
------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $13.12   $10.40  $ 8.73  $11.06
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           4,539    4,388   4,303   3,914
------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $14.24   $13.21  $11.94  $12.28
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           3,695    3,072   2,524   1,193
------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $20.34   $16.25  $15.85  $15.11
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           6,407    5,940   5,208   3,639
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $23.20   $19.10  $17.87  $18.11
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             303      299     302     259
------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $24.10   $19.06  $18.24      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             420      381     345      --
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $19.06   $16.86  $15.36  $18.25
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,638    1,610   1,516   1,258
------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------
   Unit value                                                   $24.52   $19.05  $18.66  $18.18
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             376      381     360     287
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                                                   $27.52   $22.01  $20.89  $21.49
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             445      417     428     330
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------
   Unit value                                                   $26.22   $24.31  $20.68  $22.18
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             257      276     230     198
------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit value                                                   $15.18   $11.06  $10.28      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             611      352     135      --
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $11.35   $ 9.07  $ 9.36  $ 9.34
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             165      153     121      37
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.52   $ 9.04  $ 9.22  $ 9.84
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              87       77      33      10
------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 6.94   $ 6.89  $ 6.08  $ 8.29
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,309    1,391   1,435   1,326
------------------------------------------------------------------------------------------------



                                      X-8


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING DECEMBER 31,
                                                    --------------------------------
                                                     2017     2016    2015    2014
------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $11.63   $11.37  $10.97  $11.43
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               3,051    3,229   3,271   3,349
------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $12.12   $11.71  $11.57  $11.68
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               7,400    7,160   6,778   6,307
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                       $33.47   $27.68  $33.17  $32.54
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 994    1,030   1,074     779
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------
   Unit value                                       $10.19   $ 9.64  $ 9.26  $ 9.61
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 326      230     208      91
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $10.35   $ 9.21  $ 9.38  $10.05
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 222      201     189      41
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                       $39.94   $31.79  $36.07  $32.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               2,081    2,012   2,006   1,356
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.50   $ 9.02  $ 7.78  $ 9.80
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 768      664     623     503
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.28   $12.21  $12.01  $12.72
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               5,899    5,998   6,273   5,711
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                       $ 8.51   $ 8.80  $ 6.21  $ 9.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,828    1,999   1,979   1,980
------------------------------------------------------------------------------------





                                      X-9


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $11.64   $10.81  $10.12  $10.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               125      143     146      91
----------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
----------------------------------------------------------------------------------
   Unit value                                     $10.24   $10.02  $ 9.72      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                55       49      26      --
----------------------------------------------------------------------------------
1290 VT EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $22.22   $19.51  $17.57  $18.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               116      136     140     102
----------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                                     $13.81   $13.23  $12.49  $12.38
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               186      192     205     154
----------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                                     $27.07   $23.72  $19.57  $21.11
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,017    1,117   1,102     839
----------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                                     $11.51   $10.99  $10.01  $10.51
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                91      104      99      76
----------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                                     $ 9.03   $ 8.20  $ 6.44  $ 8.83
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                36       38      19      13
----------------------------------------------------------------------------------
1290 VT REAL ESTATE
----------------------------------------------------------------------------------
   Unit value                                     $11.89   $10.96  $10.66  $11.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               120      146     129      81
----------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.52   $10.62  $ 9.89  $10.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               515      606     726     854
----------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $13.14   $ 9.93  $10.87  $11.30
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                59       54      57      50
----------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
----------------------------------------------------------------------------------
   Unit value                                     $15.79   $13.86  $12.86  $13.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               195       76      71      57
----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------
   Unit value                                     $25.52   $23.29  $19.31  $19.96
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               443      476     418     238
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
----------------------------------------------------------------------------------
   Unit value                                     $10.08   $ 9.92  $ 9.82  $10.00
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               761      827     612     186
----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31,
                                                      -------------------------------
                                                       2017     2016    2015    2014
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                                         $ 14.17  $ 11.47 $ 11.46 $ 11.66
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    137      135     142      91
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
--------------------------------------------------------------------------------------
   Unit value                                         $ 12.13  $  9.56 $  9.26 $  9.75
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    551      544     552     425
--------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $ 15.70  $ 13.80 $ 12.87 $ 13.24
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 32,171   32,455  34,040  25,298
--------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $ 14.07  $ 13.03 $ 12.51 $ 12.81
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 17,274   18,120  18,444  14,966
--------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $ 13.09  $ 12.33 $ 11.95 $ 12.21
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  6,802    7,750   7,478   6,059
--------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $ 11.26  $ 10.98 $ 10.87 $ 11.07
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  4,393    6,268   6,147   3,631
--------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $ 16.25  $ 14.53 $ 13.68 $ 14.05
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 29,765   30,365  30,632  22,820
--------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                                         $ 12.42  $ 10.00 $ 10.15 $ 10.79
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     26       38      42      29
--------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                                         $ 20.82  $ 18.60 $ 16.41 $ 17.39
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     36       43     569      24
--------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                                         $ 22.76  $ 20.61      18      19
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     13       12      13      15
--------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------
   Unit value                                         $ 13.95  $ 12.78 $ 12.34 $ 12.66
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    714      729     687     480
--------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $ 15.14  $ 13.78 $ 13.09 $ 13.42
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 29,115   30,996  31,612  25,325
--------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  9.91  $  9.89 $  9.92 $ 10.09
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  3,782    8,144   1,060      61
--------------------------------------------------------------------------------------



                                     X-11


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            -------------------------------
                                             2017     2016    2015    2014
----------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 10.86  $  9.63 $  9.42      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,759    2,700   2,189      --
----------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 13.06  $ 11.77 $ 11.54 $ 11.81
----------------------------------------------------------------------------
   Number of units outstanding (000's)       25,118   26,435  29,024  23,726
----------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 27.59  $ 22.88 $ 20.67 $ 21.66
----------------------------------------------------------------------------
   Number of units outstanding (000's)          568      517     241     162
----------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.83  $  9.97 $  9.58      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,344    1,334     933      --
----------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.38  $  9.62 $  9.47      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)          701      730     536      --
----------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------
   Unit value                               $ 18.89  $ 15.02 $ 15.97 $ 17.20
----------------------------------------------------------------------------
   Number of units outstanding (000's)          149      163     187     175
----------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 11.47  $ 10.53      --      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           17       10      --      --
----------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 24.81  $ 18.75 $ 17.86 $ 16.29
----------------------------------------------------------------------------
   Number of units outstanding (000's)          144      128      84      59
----------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 14.00  $ 12.52 $ 12.27 $ 12.61
----------------------------------------------------------------------------
   Number of units outstanding (000's)          799      838     810     604
----------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 26.24  $ 20.66 $ 19.54 $ 19.39
----------------------------------------------------------------------------
   Number of units outstanding (000's)          143      147     152     121
----------------------------------------------------------------------------
CHARTER/SM/ MODERATE
----------------------------------------------------------------------------
   Unit value                               $ 10.76  $  9.87 $  9.45      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           11       11       7      --
----------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 10.94  $  9.86 $  9.39      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           --       --      --      --
----------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------
   Unit value                               $ 24.23  $ 22.15 $ 17.99 $ 21.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)           61      365     532      52
----------------------------------------------------------------------------



                                     X-12


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.57   $10.14  $10.22  $10.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               457      519     546     134
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $12.44   $10.61  $ 9.86      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                39       38      30      --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $13.10   $11.20  $ 9.92  $10.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               233      230     189      26
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.66   $10.54  $ 9.82      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                27       30      25      --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $20.29   $19.09  $16.46  $17.85
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               734      785     803     616
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.30   $20.52  $18.69  $19.03
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               131      119     134     107
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $10.29   $10.32  $10.35  $10.48
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               775      785     682     505
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $10.12   $ 7.69  $ 7.13  $ 8.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       98      67      76
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.25   $20.38  $18.64  $18.81
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,730    1,359   1,678   1,173
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 9.66   $ 9.79  $ 9.91  $10.04
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               147      177     224     227
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                                     $13.11   $10.82  $10.77  $11.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               417      368     321     510
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                                     $22.86   $19.71  $17.08  $18.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       99     125     112
----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------
   Unit value                                     $26.55   $20.90  $19.99  $19.39
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               183      148     150     126
----------------------------------------------------------------------------------



                                     X-13


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            --------------------------------
                                             2017     2016    2015    2014
----------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------
   Unit value                               $22.27   $20.05  $17.51  $18.64
----------------------------------------------------------------------------
   Number of units outstanding (000's)         186      177     649     338
----------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------
   Unit value                               $15.96   $12.29  $12.26  $12.45
----------------------------------------------------------------------------
   Number of units outstanding (000's)         245      250     259     170
----------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------
   Unit value                               $25.70   $22.64  $19.21  $20.11
----------------------------------------------------------------------------
   Number of units outstanding (000's)         390      732     306     386
----------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------
   Unit value                               $ 8.74   $ 8.86  $ 9.01  $ 9.17
----------------------------------------------------------------------------
   Number of units outstanding (000's)         597      885     824     577
----------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------
   Unit value                               $20.35   $15.26  $15.52  $15.30
----------------------------------------------------------------------------
   Number of units outstanding (000's)         827      368     405     284
----------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------
   Unit value                               $10.40   $10.28  $ 9.48  $ 9.88
----------------------------------------------------------------------------
   Number of units outstanding (000's)         198      159     140      63
----------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------
   Unit value                               $ 9.25   $ 9.24  $ 9.21  $ 9.40
----------------------------------------------------------------------------
   Number of units outstanding (000's)         242      430     373     394
----------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
----------------------------------------------------------------------------
   Unit value                               $10.55   $10.37  $ 9.68      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)         104       97      62      --
----------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------
   Unit value                               $24.86   $22.18  $18.72  $19.96
----------------------------------------------------------------------------
   Number of units outstanding (000's)         282      658     203     235
----------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------
   Unit value                               $27.47   $20.95  $21.03  $19.41
----------------------------------------------------------------------------
   Number of units outstanding (000's)         978      642     632     489
----------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $22.95   $19.20  $18.13  $18.37
----------------------------------------------------------------------------
   Number of units outstanding (000's)       1,055      761   1,282     573
----------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $22.26   $18.78  $17.07  $17.66
----------------------------------------------------------------------------
   Number of units outstanding (000's)         359      382     401     294
----------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $13.06   $12.35  $11.63  $12.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)         810      797     650     454
----------------------------------------------------------------------------



                                     X-14


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2017     2016    2015    2014
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.80   $10.36  $ 9.64  $10.13
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            38       35      26       4
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.91   $13.37  $12.17  $12.37
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           317      285     241      96
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.12   $14.65  $13.16  $14.28
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           177      159     127     142
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.35   $14.24  $12.70  $13.90
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           777      882     887     684
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.32   $13.77  $12.07  $12.74
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           469      545     516     516
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.96   $12.61  $11.88  $12.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           660      714     776     695
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.44   $19.68  $17.67  $19.87
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           176      202     226     172
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.32   $10.32  $ 9.99  $10.11
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            72       56      59      20
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.62   $11.46  $11.77  $10.77
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           194      206     192       6
----------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.43   $17.31  $15.37  $15.36
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           561      592     412     114
----------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.72   $10.76  $ 9.53      --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            24       16      16      --
----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.45   $14.85  $14.83  $15.36
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           603      660     692     542
----------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.56   $12.04  $11.05  $11.63
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           241      327     302     199
----------------------------------------------------------------------------------------------



                                     X-15


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31,
                                                     --------------------------------
                                                      2017     2016    2015    2014
-------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------
   Unit value                                        $15.21   $12.61  $12.91  $13.49
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  299      309     326     230
-------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------
   Unit value                                        $17.71   $15.71  $14.12  $15.01
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   40       47      46      46
-------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------------
   Unit value                                        $22.50   $20.13  $18.31  $19.76
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   37       45      42      30
-------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-------------------------------------------------------------------------------------
   Unit value                                        $12.09   $10.40  $10.86  $12.05
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  681      722     778     928
-------------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------------------
   Unit value                                        $19.14   $16.85  $16.03  $16.64
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   90       95     106      80
-------------------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------------------
   Unit value                                        $10.57   $12.31  $ 9.31  $12.16
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  288      333     286     176
-------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-------------------------------------------------------------------------------------
   Unit value                                        $16.80   $16.02  $14.02  $15.26
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,254    1,327   1,408   1,216
-------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                        $24.00   $19.24  $18.45  $19.92
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  282      302     317     265
-------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-------------------------------------------------------------------------------------
   Unit value                                        $ 7.84   $ 7.74  $ 6.36  $ 8.34
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  122      137     148     119
-------------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------------------
   Unit value                                        $26.36   $20.29  $20.33  $21.29
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  268      283     295     198
-------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                        $20.97   $17.33  $17.13  $17.10
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  148      168     186     117
-------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                        $12.70   $10.11  $ 8.51  $10.83
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  710      768     845     699
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                        $13.85   $12.90  $11.70  $12.09
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,040    1,097   1,087     441
-------------------------------------------------------------------------------------



                                     X-16


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31,
                                                                --------------------------------
                                                                 2017     2016    2015    2014
------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 19.68  $15.79  $15.46  $14.80
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            1,279   1,316   1,260     825
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 22.45  $18.56  $17.43  $17.74
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               55      59      56      46
------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 23.32  $18.52  $17.80      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               46      51      44      --
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 18.44  $16.38  $14.98  $17.88
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              338     354     355     265
------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------
   Unit value                                                   $100.15  $78.16  $76.86  $75.19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               13      15      15      10
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 21.03  $16.89  $16.09  $16.62
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              124     130     135      88
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 22.87  $21.29  $18.18  $19.59
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               71     378      68      63
------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 15.00  $10.97  $10.24      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               65      85      54      --
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.19  $ 8.98  $ 9.30  $ 9.32
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               50      51      56      28
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $  9.38  $ 8.95  $ 9.16  $ 9.81
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               31      31      30       5
------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $  6.72  $ 6.70  $ 5.93  $ 8.12
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              337     355     342     265
------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.25  $11.05  $10.70  $11.19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              561     596     725     700
------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.73  $11.38  $11.29  $11.44
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            1,446   1,609   1,672   1,407
------------------------------------------------------------------------------------------------



                                     X-17


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING DECEMBER 31,
                                                    --------------------------------
                                                     2017     2016    2015    2014
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                       $32.39   $26.89  $32.36  $31.87
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 192      221     255     148
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------
   Unit value                                       $10.05   $ 9.54  $ 9.20  $ 9.59
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  27       25      29      12
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $10.20   $ 9.12  $ 9.32  $10.02
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  20       33      81      12
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                       $38.65   $30.88  $35.18  $31.82
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 367      401     418     293
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.09   $ 8.76  $ 7.59  $ 9.60
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 135      755     111      94
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $11.88   $11.86  $11.72  $12.46
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,385    1,599   1,805   1,431
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                       $ 8.24   $ 8.55  $ 6.06  $ 9.29
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 257      314     285     277
------------------------------------------------------------------------------------





                                     X-18


                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                               PAGE

Who is AXA Equitable?                                                                2

Unit Values                                                                          2

Custodian and Independent Registered Public Accounting Firm                          2

Distribution of the Contracts                                                        2

Financial Statements                                                                 2

Condensed Financial Information                                             Appendix I

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES 15B STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series 15B SAI for SEPARATE ACCOUNT NO. 70 dated
May 1, 2018.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip



                                                                        #524522

Retirement Cornerstone(R) Series 15A

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 15A?

The Retirement Cornerstone(R) Series 15A (the "Retirement Cornerstone (R) Series") are deferred annuity contracts issued by AXA Equitable Life Insurance Company. This Prospectus only describes Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)") and Retirement Cornerstone(R) Series L ("Series L"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./()/

For Series CP(R) contracts, we allocate credits and, under certain circumstances, the Earnings bonus to your Total account value. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.
-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you elected the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).
..   An employer-funded traditional IRA for a simplified employee pension plan
    ("SEP") sponsored by the contract owner's employer.

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                       (RC 15A)

                                                                        #526890

Principal death benefit; (iii) the Highest Anniversary Value death benefit;
(iv) the RMD Wealth Guard death benefit; and (v) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
.. AXA Moderate Allocation

.. Charter/SM/ Moderate

.. Charter/SM/ Moderate Growth


.. Charter /SM/ Small Cap Value

 EQ ADVISORS TRUST

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. All Asset Growth - Alt 20
.. AXA Aggressive Strategy/(1)/
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA Growth Strategy/(1)/
.. AXA Moderate Growth Strategy/(1)/
.. AXA Ultra Conservative Strategy/(2)/
.. AXA International Core Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA/AB Dynamic Growth/(1)/
.. AXA/AB Dynamic Moderate Growth/(1)/
.. AXA/AB Small Cap Growth
.. AXA/Goldman Sachs Strategic Allocation/(1)/
.. AXA/Invesco Strategic Allocation/(1)/
.. AXA/Janus Enterprise
.. AXA/Legg Mason Strategic Allocation/(1)/
.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

 AIM VARIABLE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend
.. Invesco V.I. Equity and Income
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 AB VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large Cap Focus Growth V.I. Fund


 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP

VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP

 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value

 HARTFORD HLS FUNDS -- CLASS IC SHARES
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS

 IVY VARIABLE INSURANCE PORTFOLIOS
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(3)/

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth

.. Ivy VIP Natural Resources

.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap
.. QS Legg Mason Dynamic Multi-Strategy VIT

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- S CLASS SHARES
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy


 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 PUTNAM VARIABLE TRUST
.. Putnam VT Diversified Income

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II

 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.

Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. These versions of the Retirement Cornerstone(R) Series contracts are no longer available for new purchasers. These contracts are no longer being sold. This Prospectus is designed for current contract owners. Also, in addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus

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             Definitions of key terms                            6
             Who is AXA Equitable?                               9
             How to reach us                                    10
             Retirement Cornerstone(R) Series at a glance --
               key features                                     12

             ------------------------------------------------------
             FEE TABLE                                          16
             ------------------------------------------------------

             Examples                                           18
             Condensed financial information                    19

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  20
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         20
             Owner and annuitant requirements                   20
             How you can make your contributions                21
             What are your investment options under the
               contract?                                        22
             Portfolios of the Trusts                           24
             Allocating your contributions                      35
             Dollar cost averaging                              36
             Credits and Earnings bonus                         39
             Annuity purchase factors                           40
             Guaranteed minimum income benefit                  40
             Death benefit                                      52
             Guaranteed minimum death benefits                  52
             Series CP(R) and your Guaranteed benefit bases     59
             How withdrawals affect your Guaranteed benefits    59
             Dropping or changing your Guaranteed benefits      60
             Guaranteed benefit offers                          61
             Inherited IRA beneficiary continuation contract    61
             Your right to cancel within a certain number of
               days                                             63

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             2. DETERMINING YOUR CONTRACT'S VALUE               64
             ------------------------------------------------------
             Your account value and cash value                  64
             Your contract's value in the variable investment
               options                                          64
             Your contract's value in the guaranteed interest
               option                                           64
             Your contract's value in the account for special
               dollar cost averaging                            64
             Effect of your account values falling to zero      64

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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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      3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS                                                        66
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      Transferring your account value                                  66
      Disruptive transfer activity                                     67
      Rebalancing among your Investment account variable
        investment options and guaranteed interest option              68
      Systematic transfer program                                      69

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      4. ACCESSING YOUR MONEY                                          71
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      Withdrawing your account value                                   71
      How withdrawals are taken from your Total account value          75
      Withdrawals treated as surrenders                                76
      Surrendering your contract to receive its cash value             76
      When to expect payments                                          76
      Your annuity payout options                                      77

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      5. CHARGES AND EXPENSES                                          80
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      Charges that AXA Equitable deducts                               80
      Charges that the Trusts deduct                                   84
      Group or sponsored arrangements                                  84
      Other distribution arrangements                                  85

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      6. PAYMENT OF DEATH BENEFIT                                      86
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      Your beneficiary and payment of benefit                          86
      Non-spousal joint owner contract continuation                    87
      Spousal continuation                                             87
      Beneficiary continuation option                                  89

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      7. TAX INFORMATION                                               91
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      Overview                                                         91
      Contracts that fund a retirement arrangement                     91
      Transfers among investment options                               91
      Taxation of nonqualified annuities                               91
      Individual retirement arrangements (IRAs)                        94
      Traditional individual retirement annuities (traditional IRAs)   94
      Roth individual retirement annuities (Roth IRAs)                 99
      Tax withholding and information reporting                       102
      Special rules for contracts funding qualified plans             103
      Impact of taxes to AXA Equitable                                103

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      8. MORE INFORMATION                                             104
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      About Separate Account No. 70                                   104
      About the Trusts                                                104
      About the general account                                       104
      About other methods of payment                                  105
      Dates and prices at which contract events occur                 105
      About your voting rights                                        106
      Cybersecurity                                                   106
      Misstatement of age                                             107
      Statutory compliance                                            107


            About legal proceedings                            107
            Financial statements                               107
            Transfers of ownership, collateral assignments,
              loans and borrowing                              107
            About Custodial IRAs                               108
            How divorce may affect your Guaranteed benefits    108
            Distribution of the contracts                      108

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            APPENDICES
            -------------------------------------------------------

          I  --  Dropping or changing your Guaranteed benefits        I-1
         II  --  Purchase considerations for QP contracts            II-1
        III  --  Guaranteed benefit base examples                   III-1
         IV  --  Hypothetical illustrations                          IV-1
          V  --  State contract availability and/or variations of
                   certain features and benefits                      V-1
         VI  --  Examples of Automatic payment plans                 VI-1
        VII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                         VII-1
       VIII  --  Formula for asset transfer program for
                   Guaranteed minimum income benefit               VIII-1
         IX  --  Rules regarding contributions to your
                   contract                                          IX-1
          X  --  Condensed financial information                      X-1

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       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you elected the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, a 3% credit is applied to eligible contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EARNINGS BONUS -- For Series CP(R) contracts, an amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

EXCESS RMD WITHDRAWAL -- For contracts with the RMD Wealth Guard death benefit, an "Excess RMD withdrawal" is:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 701/2 during that year; or

                           DEFINITIONS OF KEY TERMS

..   the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options, although in some states different rules may apply.

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or
(iii) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

QPDB CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD WEALTH GUARD DEATH BENEFIT -- The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. The RMD Wealth Guard death benefit also enables you to take withdrawals from your Protected Benefit account, other than Excess RMD withdrawals, without reducing your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract.

RMD WITHDRAWAL -- a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated

                           DEFINITIONS OF KEY TERMS
for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
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Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options

Credit (for Series CP(R) contracts)    Match
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                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
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 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
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 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------
 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide information about your contract through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.
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 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

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THREE CONTRACT SERIES  This Prospectus describes three series of the Retirement
                       Cornerstone(R) contract -- Series B, Series CP(R) and
                       Series L, (together "the Retirement Cornerstone(R)
                       Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                       Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                       Each series provides a different schedule of expenses and withdrawal charge periods. While certain series have no or short surrender charge periods, these series typically have higher separate account expenses. You should consider the cumulative impact of these higher expenses over time when deciding which series to purchase. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.
                       Additionally, certain optional features may not be exercised until after waiting periods that extends beyond the applicable surrender charge period. So while you may prefer the flexibility of a shorter surrender charge period, you should consider this important fact if electing an optional feature.

                       Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                       The chart below shows the availability of certain key features under each series of the contract.

                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance. Not all series may be
                            available through your financial professional.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits (other than
                            the RMD Wealth Guard death benefit) may have limited
                            usefulness because of required minimum distributions
                            ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; and (iii) your election to exercise the
                            GMIB. Lifetime GMIB payments can be on a single or joint
                            life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you elected the GMIB, your investment allocations to the
                               Protected Benefit account are subject to our asset transfer program (''ATP''). The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra
                               Conservative Strategy investment option and the other
                               Protected Benefit account variable investment options.
                               Under these formulas, your Protected Benefit account value, excluding amounts in a special DCA account, may be
                               transferred between the Protected Benefit account variable investment options which you have selected and the AXA
                               Ultra Conservative Strategy investment option. For more
                               information, please see ''Guaranteed minimum income benefit
                               (''GMIB'')'' in ''Contract features and benefits'' later in this Prospectus and Appendix VIII to this Prospectus.
                               See "Guaranteed minimum income benefit" and "Annual
                               withdrawal amount" under "Guaranteed minimum income
                               benefit" in "Contract features and benefits" later in this
                               Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                               GMIB MUST BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   RMD Wealth Guard death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Return of Principal death benefit, Highest Anniversary
                               Value death benefit, and the "Greater of" death benefit are available in combination with the GMIB. The Return of
                               Principal death benefit, the RMD Wealth Guard death
                               benefit, and the Highest Anniversary Value death benefit
                               are available without the GMIB. However, the "Greater of"
                               death benefit can only be selected in combination with the
                               GMIB. If you do not select either the Highest Anniversary
                               Value death benefit, the "Greater of" death benefit, or the
                               RMD Wealth Guard death benefit, the Return of Principal
                               death benefit will automatically be issued with all
                               eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described
                               under "Rules regarding contributions to your contract" in
                               "Appendix IX".
                               The Return of Principal death benefit, like all of the
                               guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable
                               investment options and not to the contract as a whole.
                               The RMD Wealth Guard death benefit cannot be elected in
                               combination with the GMIB.
                               An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata
                               reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and
                               could significantly reduce or eliminate the value of your
                               RMD Wealth Guard death benefit.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix I, for more information.
-------------------------------------------------------------------------------------------
CREDIT AND EARNINGS BONUS      You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is 3% of each
                               contribution. The Credit is subject to recovery by us in
                               certain limited circumstances.
                               An amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary. This amount is the Earnings bonus. We do not
                               recover amounts associated with the Earnings bonus on
                               investment gains. Please see "Credits and Earnings bonus"
                               in "Contract features and benefits" for more information.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits",
                      "Simplified Employee Pension Plans (SEP Plans)" in "Tax
                      information" and "Rules regarding contributions to your
                      contract" in "Appendix IX" for more information, including important limitations on contributions.

                                                 SERIES B           SERIES CP(R)        SERIES L
-----------------------------------------------------------------------------------------------------------
NQ                                               $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA                          $5,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
-----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary continuation contract  $5,000($1,000)     n/a                 $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-----------------------------------------------------------------------------------------------------------
QP                                               $5,000($500)       $10,000($500)       $25,000($500)
-----------------------------------------------------------------------------------------------------------
SEP IRA                                          $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------

                      /(1)/$100 monthly and $300 quarterly under our automatic
                           investment program.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 112
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Various options for required minimum distributions
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded. Withdrawal charges may also apply.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix I, for more
                               information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain      SERIES B SERIES CP(R) SERIES L
payout options)./(2)/                                        7.00%    8.00%/(9)/   8.00%

Charge for each additional transfer in excess of 12                Maximum Charge: $35
transfers per contract year:/(3)/                                   Current Charge: $0

SPECIAL SERVICE CHARGES:/(4)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35/(6)/
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(5)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65/(6)/
--------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(7)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(8)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more
--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(9)/                         SERIES B     SERIES CP(R)    SERIES L
                                                               --------     ---------       --------
Operations                                                     0.80%        1.05%           1.10%
Administration                                                 0.30%        0.35%           0.35%
Distribution                                                   0.20%        0.25%           0.25%
                                                               -----        -----           -----
Total separate account annual expenses ("Contract fee")        1.30%        1.65%           1.70%
--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING
 OPTIONAL BENEFITS
--------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(10) /Deducted
annually/(11) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Additional Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
--------------------------------------------------------------------------------------------------------
RMD Wealth Guard death benefit

   Maximum Charge:                                             1.20% (for issue ages 20-64)
                                                               2.00% (for issue ages 65-68)

   Current Charge/(12)/:                                       0.60% (for issue ages 20-64)
                                                               1.00% (for issue ages 65-68)
--------------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(13)/:                                       1.15%
--------------------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(10)/. Deducted annually/(11)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(13)/:                                       1.15%
----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/             0.59%  2.44%
-----------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(14)/  Lowest Highest
                                                                                                     0.59%  1.59%
-------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

                 Contract Year  Series B Series CP(R) Series L
                 -------------  -------- ------------ --------
                     1.........  7.00%      8.00%      8.00%
                     2.........  7.00%      8.00%      7.00%
                     3.........  6.00%      7.00%      6.00%
                     4.........  6.00%      6.00%      5.00%
                     5.........  5.00%      5.00%      0.00%
                     6.........  3.00%      4.00%      0.00%
                     7.........  1.00%      3.00%      0.00%
                     8.........  0.00%      2.00%      0.00%
                     9.........  0.00%      1.00%      0.00%
                     10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(8)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(9)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(10)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your

                                   FEE TABLE
   initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(11)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "RMD Wealth Guard death benefit charge" in "Charges and expenses" later in this Prospectus.

(13)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this Prospectus.


(14)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R): 0.011%; and Series L: 0.013%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,231   $2,540    $4,269    $9,100    $531      $1,940     $3,769      $9,100
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,191   $2,423    $4,085    $8,802    $491      $1,823     $3,585      $8,802
----------------------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,377   $2,776    $4,487    $9,469    $577      $2,076     $3,987      $9,469
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,336   $2,657    $4,300    $9,172    $536      $1,957     $3,800      $9,172
----------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                             SERIES L
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,373   $2,662    $3,961    $9,403    $573      $2,062     $3,961      $9,403
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,333   $2,547    $3,781    $9,119    $533      $1,947     $3,781      $9,119
----------------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R):
0.011% and Series L: 0.013%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,094   $1,793    $2,510    $4,129    $394  $1,193  $2,010   $4,129
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  899   $1,216    $1,558    $2,285    $199  $  616  $1,058   $2,285
---------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,243   $2,040    $2,748    $4,576    $443  $1,340  $2,248   $4,576
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,043   $1,450    $1,783    $2,744    $243  $  750  $1,283   $2,744
---------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,236   $1,916    $2,208    $4,488    $436  $1,316  $2,208   $4,488
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,042   $1,344    $1,273    $2,719    $242  $  744  $1,273   $2,719
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix X at the end of this Prospectus and Appendix I at the end of the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits


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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

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WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

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THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
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Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

                        CONTRACT FEATURES AND BENEFITS

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term "QP contracts" used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

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THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series CP(R)
    contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. All eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit or the "Greater of" death benefit. The RMD Wealth Guard death benefit is not available if you elected the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS SECTION.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy/(1)/
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA/Legg Mason Strategic Allocation
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(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth - Alt 20


.. AB VPS International Growth
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA International Core Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Value Managed Volatility
.. AXA/Legg Mason Strategic Allocation
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large(R) Cap Focus Growth V.I. Fund

.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth


.. Charter/SM/ Small Cap Value
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap
.. EQ/BlackRock Basic Value Equity
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Eaton Vance VT Floating-Rate Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Equity and Income
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(1)/

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth

.. Ivy VIP Natural Resources

.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Lord Abbett Bond Debenture
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy

.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. Putnam VT Diversified Income
.. QS Legg Mason Dynamic Multi-Strategy VIT
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. VanEck VIP Global Hard Assets
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Global Equity Income/(1)/


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of

                        CONTRACT FEATURES AND BENEFITS

Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


---------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT ADVISER
 AXA PREMIER VIP                                                             (OR SUB-ADVISER(S),  VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                             AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital    .   AXA Equitable    (check mark)
                                       appreciation and current income.          Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
                                       and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
  GROWTH                               and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of  .   AXA Equitable
  VALUE                                capital.                                  Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------


                                                                               INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                             (OR SUB-ADVISER(S),  VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                AS APPLICABLE)      MANAGEMENT
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to achieve total return from      .   DoubleLine
  DYNAMIC ALLOCATION                   long-term capital appreciation and          Capital LP
                                       income.
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to maximize current income        .   DoubleLine
  OPPORTUNISTIC BOND                   and total return.                           Capital LP
---------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME      Class IA    Seeks a combination of growth and       .   Barrow, Hanley,
                                       income to achieve an above average          Mewhinney &
                                       and consistent total return.                Strauss LLC
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS &    Class IA    Seeks to achieve capital appreciation.  .   GAMCO Asset
  ACQUISITIONS                                                                     Management, Inc.
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL        Class IA    Seeks to maximize capital               .   GAMCO Asset
  COMPANY VALUE                        appreciation.                               Management, Inc.
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                             (OR SUB-ADVISER(S),  VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                               AS APPLICABLE)       MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND    Class IB    Seeks to maximize current income.      .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   AXA Investment
                                                                                  Managers, Inc.
                                                                              .   Post Advisory
                                                                                  Group, LLP
-----------------------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES  Class IB    Seeks to achieve long-term growth of   .
                                       capital.                                   AllianceBernstein
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE        Class IB    Seeks to provide long-term capital     .
                                       appreciation and current income.           AllianceBernstein
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20    Class IA    Seeks long-term capital appreciation   .   AXA Equitable
                                       and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE             Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of     .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        capital, with a greater emphasis on        Funds
                                       current income.                            Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.  .   AXA Equitable     (check mark)
  STRATEGY/(+)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(+)/   Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
                                       and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE     Class IB    Seeks current income.                  .   AXA Equitable     (check mark)
  STRATEGY/(++)/                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC             Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(+)/                          long-term growth of capital and            AllianceBernstein
                                       income, with a greater emphasis on         L.P.
                                       growth of capital.
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE    Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(+)/                          long-term growth of capital and            AllianceBernstein
                                       income.                                    L.P.
-----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH    Class IA    Seeks to achieve long-term growth of   .
                                       capital.                                   AllianceBernstein
                                                                                  L.P.
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/GOLDMAN SACHS          Class IB    Seeks to achieve long term capital     .   Goldman Sachs       (delta)
  STRATEGIC                            appreciation under normal market           Asset
  ALLOCATION/(+)/                      conditions, while focusing on the          Management, L.P.
                                       preservation of capital in distressed
                                       market environments.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                (OR SUB-ADVISER(S),      VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of      .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-             Management Group, LLC
                                       adjusted returns and managing             .   BlackRock Investment
                                       volatility in the Portfolio.                  Management, LLC
                                                                                 .   EARNEST Partners, LLC
                                                                                 .   Federated Global
                                                                                     Investment
                                                                                     Management Corp.
                                                                                 .   Massachusetts
                                                                                     Financial Services
                                                                                     Company d/b/a MFS
                                                                                     Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC      Class IB    Seeks long-term capital appreciation      .   Invesco Advisers,       (delta)
  ALLOCATION/(+)/                      while managing portfolio volatility.          Inc.
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE       Class IA    Seeks to achieve capital growth.          .   Janus Capital
                                                                                     Management LLC
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of      .   AllianceBernstein     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-             L.P.
                                       adjusted returns and managing             .   AXA Equitable Funds
                                       volatility in the Portfolio.                  Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Massachusetts
                                                                                     Financial Services
                                                                                     Company d/b/a MFS
                                                                                     Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC   Class IB    Seeks long-term capital appreciation      .   QS Investors, LLC       (delta)
  ALLOCATION/(+)/                      while managing Portfolio volatility.
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.    .   Loomis, Sayles &
                                                                                     Company, L.P.
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital        .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk         Management Group, LLC
                                       adjusted returns and managing             .   BlackRock Investment
                                       volatility in the Portfolio.                  Management, LLC
                                                                                 .   Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                 .   Wellington
                                                                                     Management Company,
                                                                                     LLP
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation     .   BlackRock Investment
  EQUITY                               and secondarily, income.                      Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before    .   AllianceBernstein
                                       expenses that approximates the total          L.P.
                                       return performance of the Russell
                                       3000(R) Index, including reinvestment
                                       of dividends, at a risk level consistent
                                       with that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before    .   SSgA Funds
                                       expenses that approximates the total          Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate
                                       Government/Credit Bond Index,
                                       including reinvestment of dividends,
                                       at a risk level consistent with that of
                                       the Bloomberg Barclays U.S.
                                       Intermediate Government/Credit
                                       Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein
  EQUITY PLUS                          capital.                                      L.P.
                                                                                 .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   EARNEST Partners, LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                 (OR SUB-ADVISER(S),      VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the Standard &
                                       Poor's 500 Composite Stock Price
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with
                                       that of the Standard & Poor's 500
                                       Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before     .   SSgA Funds
  GOVERNMENT BOND                      expenses that approximates the total           Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate
                                       Government Bond Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Bloomberg Barclays U.S. Intermediate
                                       Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before    .   AllianceBernstein
  INDEX                                expenses) that approximates the total          L.P.
                                       return performance of a composite
                                       index comprised of 40% DJ Euro
                                       STOXX 50 Index, 25% FTSE 100
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and        .   Invesco Advisers,
                                       income.                                        Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the Russell
                                       1000(R) Growth Index, including
                                       reinvestment of dividends at a risk level
                                       consistent with that of the Russell
                                       1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Russell
                                       1000(R) Value Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the Russell
                                       1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.     .   Massachusetts
  GROWTH                                                                              Financial Services
                                                                                      Company d/b/a MFS
                                                                                      Investment Management
-----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Standard &
                                       Poor's Mid Cap 400 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Standard & Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                               (OR SUB-ADVISER(S),      VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+++)/     Class IA    Seeks to obtain a high level of current  .   The Dreyfus
                                       income, preserve its assets and              Corporation
                                       maintain liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.   .   OppenheimerFunds,
                                                                                    Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real            .   Pacific Investment
  RETURN                               return, consistent with preservation of      Management Company
                                       capital and prudent investment               LLC
                                       management.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess     .   Pacific Investment
                                       of traditional money market products         Management
                                       while maintaining an emphasis on             Company LLC
                                       preservation of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as         .   AllianceBernstein
                                       possible (before expenses) the total         L.P.
                                       return of the Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital       .   T. Rowe Price
  STOCK                                appreciation and secondarily, income.        Associates, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein
  EQUITY                               capital.                                     L.P.
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   ClearBridge
                                                                                    Investments, LLC
                                                                                .   Scotia Institutional
                                                                                    Management US, Ltd.
                                                                                .   T. Rowe Price
                                                                                    Associates, Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company,
                                                                                    L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein
  GROWTH                               capital.                                     L.P.
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers,
                                                                                    Inc.
                                                                                .
                                                                                    Wellington Management
                                                                                    Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of     .   AXA Equitable Funds
  VALUE                                capital.                                     Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Lord, Abbett & Co.
                                                                                    LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class IB    Seeks to achieve long-term growth of     .   Allianz Global
                                       capital.                                     Investors U.S. LLC
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   SSgA Funds
                                                                                    Management, Inc.
                                                                                .   Wellington
                                                                                    Management Company,
                                                                                    LLP
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO                                                        INVESTMENT ADVISER
 VARIABLE INSURANCE FUNDS) - SERIES                                                            (OR SUB-ADVISER(S),
 II PORTFOLIO NAME                       OBJECTIVE                                            AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND   The fund's investment objective is to provide        .   Invesco
                                         reasonable current income and long-term growth of        Advisers, Inc.
                                         income and capital.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND      The fund's investment objectives are both capital    .   Invesco
                                         appreciation and current income.                         Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND     The fund's investment objective is total return      .   Invesco
                                         through growth of capital and current income.            Advisers, Inc.
                                                                                              .   Sub-Adviser:
                                                                                                  Invesco Asset
                                                                                                  Management
                                                                                                  Limited
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND             The fund's investment objective is total return,     .   Invesco
                                         comprised of current income and capital                  Advisers, Inc.
                                         appreciation.                                        .   Sub-Adviser:
                                                                                                  Invesco Canada
                                                                                                  Ltd.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND   The fund's investment objective is long-term growth  .   Invesco
                                         of capital.                                              Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND    The fund's investment objective is long-term growth  .   Invesco
                                         of capital.                                              Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND       The fund's investment objective is long-term growth  .   Invesco
                                         of capital.                                              Advisers, Inc.


---------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT ADVISER
 AB VARIABLE PRODUCT SERIES FUND, INC.                                                       (OR SUB-ADVISER(S),
 - CLASS B PORTFOLIO NAME                OBJECTIVE                                          AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH PORTFOLIO    The Portfolio's investment objective is long-term  .
                                         growth of capital.                                     AllianceBernstein
                                                                                                L.P.


----------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT ADVISER
 AMERICAN CENTURY VARIABLE PORTFOLIOS,                                                        (OR SUB-ADVISER(S),
 INC. - CLASS II PORTFOLIO NAME          OBJECTIVE                                           AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND   The fund seeks long-term capital growth. Income is  .   American
                                         a secondary objective.                                  Century
                                                                                                 Investment
                                                                                                 Management, Inc.
----------------------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS INSURANCE SERIES(R) -                                                          INVESTMENT ADVISER
 CLASS 4 SHARES                                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
BOND FUND                                The fund's investment objective is to provide as      .   Capital
                                         high a level of current income as is consistent with      Research and
                                         the preservation of capital.                              Management
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND         The fund's investment objective is to provide long-   .   Capital
                                         term growth of capital.                                   Research and
                                                                                                   Management
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)                        The fund's investment objective is long-term capital  .   Capital
                                         appreciation.                                             Research and
                                                                                                   Management
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------


                                                                                INVESTMENT ADVISER
 BLACKROCK VARIABLE SERIES FUNDS, INC.                                           (OR SUB-ADVISER(S),
 - CLASS III PORTFOLIO NAME              OBJECTIVE                               AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND    To seek high total investment return.  .   Adviser:
                                                                                    BlackRock
                                                                                    Advisors, LLC
--------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I.    Seeks long-term capital growth.        .   Adviser:
  FUND                                                                              BlackRock
                                                                                    Advisors, LLC


-------------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENT
                                                                                     ADVISER (OR
 EATON VANCE VARIABLE TRUST                                                          SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                   APPLICABLE)
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND To provide a high level of current income.  .   Eaton Vance
                                                                                         Management
-------------------------------------------------------------------------------------------------------------


 FIDELITY(R) VARIABLE                                                           INVESTMENT ADVISER
 INSURANCE PRODUCTS (VIP) - SERVICE                                              (OR SUB-ADVISER(S),
 CLASS 2 PORTFOLIO NAME                  OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  Seeks long-term capital appreciation.  .   Fidelity
                                                                                    Management &
                                                                                    Research
                                                                                    Company (FMR)
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE                                                                    INVESTMENT ADVISER
 INSURANCE PRODUCTS (VIP) - SERVICE                                                       (OR SUB-ADVISER(S),
 CLASS 2 PORTFOLIO NAME                  OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO        Seeks long-term growth of capital.              .   Fidelity
                                                                                             Management &
                                                                                             Research Company
                                                                                             (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME         Seeks a high level of current income. The fund  .   Fidelity
  PORTFOLIO                              may also seek capital appreciation.                 Management &
                                                                                             Research
                                                                                             Company (FMR)


---------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT ADVISER
 FIRST TRUST VARIABLE                                                                        (OR SUB-ADVISER(S),
 INSURANCE TRUST PORTFOLIO NAME          OBJECTIVE                                          AS APPLICABLE
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME  Seeks to provide total return by allocating among  .   First Trust
  ALLOCATION PORTFOLIO                   dividend-paying stocks and investment grade            Advisors, L.P.
                                         bonds.
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION      Seeks to maximize current income, with a           .   First Trust
  PORTFOLIO                              secondary objective of capital appreciation.           Advisors L.P.


------------------------------------------------------------------------------------------------------------------------
                                                                                               INVESTMENT ADVISER
 FRANKLIN TEMPLETON VARIABLE INSURANCE                                                          (OR SUB-ADVISER(S),
 PRODUCTS TRUST - CLASS 2 PORTFOLIO NAME  OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP    The Fund's principal investment goal is capital      .   Fund
  FUND                                    appreciation. Its secondary goal is income.              Administrator:
                                                                                                   Franklin
                                                                                                   Templeton
                                                                                                   Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND                  Seeks to maximize income while maintaining           .   Franklin
                                          prospects for capital appreciation.                      Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND        Seeks long-term capital appreciation, with           .   Franklin
                                          preservation of capital as an important                  Advisory
                                          consideration.                                           Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND        The Fund's principal investment goal is to seek a    .   Franklin
                                          high level of current income. Its secondary goal is      Advisers, Inc.
                                          capital appreciation over long term.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS  VIP FUND    Seeks long-term capital appreciation.                .   Templeton Asset
                                                                                                   Management Ltd.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND            Seeks high current income, consistent with           .   Franklin
                                          preservation of capital. Capital appreciation is a       Advisers, Inc.
                                          secondary consideration.


----------------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 GOLDMAN SACHS VARIABLE INSURANCE TRUST                                          (OR SUB-ADVISER(S),
 - SERVICE SHARES PORTFOLIO NAME         OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND     Seeks long-term capital appreciation.  .
                                                                                    Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------


                                                                               INVESTMENT
                                                                               ADVISER (OR
 HARTFORD HLS FUNDS - CLASS IC SHARES                                          SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                             APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND   The Fund seeks growth of capital.     .   Hartford Funds
                                                                                   Management
                                                                                   Company, LLC
                                                                               .
                                                                                   Sub-adviser: Wellington Management
                                                                                   Company LLP
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND   The Fund seeks capital appreciation.  .   Hartford Funds
                                                                                   Management
                                                                                   Company, LLC
                                                                               .
                                                                                   Sub-adviser: Wellington Management
                                                                                   Company LLP


--------------------------------------------------------------------------------------------------------
 IVY VARIABLE INSURANCE                                                        INVESTMENT ADVISER
 PORTFOLIOS                                                                     (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY    To seek to provide total return.                     .   Ivy Investment
                                                                                   Management
                                                                                   Company (IICO)
--------------------------------------------------------------------------------------------------------
IVY VIP ENERGY            To seek to provide capital growth and appreciation.  .   Ivy Investment
                                                                                   Management
                                                                                   Company (IICO)
--------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY     To seek to provide total return through a            .   Ivy Investment
  INCOME/(1)/             combination of current income and capital                Management
                          appreciation.                                            Company (IICO)
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
 IVY VARIABLE INSURANCE                                                          INVESTMENT ADVISER
 PORTFOLIOS                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME       To seek to provide total return through a combination  .   Ivy Investment
                          of high current income and capital appreciation.           Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH    To seek to provide growth of capital.                  .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES To seek to provide capital growth and appreciation.    .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND       To seek to provide growth of capital.                  .   Ivy Investment
  TECHNOLOGY                                                                         Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH  To seek to provide growth of capital.                  .   Ivy Investment
                                                                                     Management
                                                                                     Company (IICO)


----------------------------------------------------------------------------------------------------
                                                                           INVESTMENT ADVISER
 LAZARD RETIREMENT SERIES, INC.                                             (OR SUB-ADVISER(S),
 - SERVICE SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS  Seeks long-term capital appreciation.  .   Lazard Asset
  EQUITY PORTFOLIO                                                             Management LLC


-----------------------------------------------------------------------------------------------------------------
                                                                                         INVESTMENT
 LEGG MASON PARTNERS VARIABLE                                                            ADVISER (OR
 EQUITY TRUST - SHARE CLASS II                                                           SUB-ADVISER(S), AS
 PORTFOLIO NAME                     OBJECTIVE                                            APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE     Seeks capital appreciation.                          .   Legg Mason
  GROWTH PORTFOLIO                                                                           Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION   Seeks long-term capital appreciation.                .   Legg Mason
  PORTFOLIO                                                                                  Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND       Seeks dividend income, growth of dividend income     .   Legg Mason
  STRATEGY PORTFOLIO                and long-term capital appreciation.                      Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP        Seeks long-term growth of capital.                   .   Legg Mason
  PORTFOLIO                                                                                  Partners Fund
                                                                                             Advisor, LLC
                                                                                             (Investment
                                                                                             Manager)
                                                                                         .   Sub-Adviser:
                                                                                             ClearBridge
                                                                                             Investments, LLC
-----------------------------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC               The fund seeks the highest total return (that is, a  .   Legg Mason
  MULTI-STRATEGY VIT PORTFOLIO      combination of income and long-term capital              Partners Fund
                                    appreciation) over time consistent with its asset        Advisor, LLC
                                    mix. The fund will seek to reduce volatility as a        (Investment
                                    secondary objective.                                     Manager)
                                                                                         .   Sub-Adviser: QS
                                                                                             Investors, LLC
                                                                                             and Western
                                                                                             Asset
                                                                                             Management
                                                                                             Company


-------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT ADVISER
 LORD ABBETT SERIES FUND, INC. - CLASS                                                     (OR SUB-ADVISER(S),
 VC PORTFOLIO NAME                       OBJECTIVE                                        AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO     The fund's investment objective is to seek high  .   Lord, Abbett &
  (VC)                                   current income and the opportunity for capital       Co. LLC
                                         appreciation to produce a high total return.


----------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT ADVISER
 MFS(R) VARIABLE INSURANCE                                                                    (OR SUB-ADVISER(S),
 TRUSTS - SERVICE CLASS PORTFOLIO NAME   OBJECTIVE                                           AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO     The fund's investment objective is to seek capital  .   Massachusetts
                                         appreciation.                                           Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES            The fund's investment objective is to seek capital  .   Massachusetts
                                         appreciation.                                           Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT ADVISER
 MFS(R) VARIABLE INSURANCE                                                                    (OR SUB-ADVISER(S),
 TRUSTS - SERVICE CLASS PORTFOLIO NAME   OBJECTIVE                                           AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH    The fund's investment objective is to seek capital  .   Massachusetts
  STOCK PORTFOLIO                        appreciation.                                           Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES                  The fund's investment objective is to seek total    .   Massachusetts
                                         return.                                                 Financial
                                                                                                 Services Company
----------------------------------------------------------------------------------------------------------------------


                                                                                          INVESTMENT
 NEUBERGER BERMAN ADVISERS                                                                ADVISER (OR
 MANAGEMENT TRUST - S CLASS SHARES                                                        SUB-ADVISER(S), AS
 PORTFOLIO NAME/(*)/                     OBJECTIVE                                        APPLICABLE)
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY    The fund seeks long-term growth of capital by    .   Neuberger
  PORTFOLIO                              investing primarily in common stocks of foreign      Berman
                                         companies.                                           Investment
                                                                                              Advisers LLC
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX       The fund seeks long-term growth of capital and   .   Neuberger
  PUTWRITE STRATEGY PORTFOLIO            income generation.                                   Berman
                                                                                              Investment
                                                                                              Advisers LLC
------------------------------------------------------------------------------------------------------------------


                                                                                             INVESTMENT ADVISER
 NORTHERN LIGHTS VARIABLE TRUST                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE
----------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO/(++++)/   The Portfolio seeks to provide superior volatility  .   7Twelve
                                         risk-adjusted returns when compared to the bond         Advisors, LLC
                                         and equity markets in general.


------------------------------------------------------------------------------------------------------------------
                                                                                         INVESTMENT ADVISER
 PIMCO VARIABLE INSURANCE TRUST                                                           (OR SUB-ADVISER(S),
 - ADVISOR CLASS PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY    Seeks maximum real return consistent with       .   Pacific
  PORTFOLIO                              prudent investment management.                      Investment
                                                                                             Management
                                                                                             Company LLC
------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO              Seeks maximum real return, consistent with      .   Pacific
                                         preservation of real capital and prudent            Investment
                                         investment management.                              Management
                                                                                             Company LLC
------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO             Seeks maximum total return, consistent with     .   Pacific
                                         preservation of capital and prudent investment      Investment
                                         management.                                         Management
                                                                                             Company LLC
------------------------------------------------------------------------------------------------------------------


                                                                                          INVESTMENT ADVISER
                                                                                           (OR SUB-ADVISER(S),
 PROFUNDS VP PORTFOLIO NAME              OBJECTIVE                                        AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY                 Seeks investment results, before fees and        .   ProFund
                                         expenses, that correspond to the performance of      Advisors LLC
                                         the Dow Jones U.S. Biotechnology/SM /Index.
-------------------------------------------------------------------------------------------------------------------


                                                                                            INVESTMENT
                                                                                            ADVISER (OR
 PUTNAM VARIABLE TRUST - IB SHARE                                                           SUB-ADVISER(S), AS
 CLASS PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND        Seeks as high a level of current income as Putnam  .   Putnam
                                         Investment Management, LLC believes is                 Investment
                                         consistent with preservation of capital.               Management, LLC
                                                                                            .   Sub-Manager:
                                                                                                Putnam
                                                                                                Investments
                                                                                                Limited


---------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 T. ROWE PRICE EQUITY SERIES,                                                    (OR SUB-ADVISER(S),
 INC. PORTFOLIO NAME                     OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO  Seeks long-term capital appreciation.  .   T. Rowe Price
  - II                                                                              Associates, Inc.


---------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT ADVISER
 VANECK VIP TRUST - S CLASS PORTFOLIO                                                        (OR SUB-ADVISER(S),
 NAME                                    OBJECTIVE                                          AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND       Seeks long-term capital appreciation by investing  .   Van Eck
                                         primarily in hard asset securities. Income is a        Associates
                                         secondary consideration.                               Corporation
---------------------------------------------------------------------------------------------------------------------

(+) This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(++)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

(+++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++++)7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.

(1) This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. The variable investment option's name in effect until on or about May 1, 2017, is Ivy VIP Dividend Opportunities Fund.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2018 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or an available Special DCA program. If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or a Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix IX for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you elected the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting

                        CONTRACT FEATURES AND BENEFITS
a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed

                        CONTRACT FEATURES AND BENEFITS
interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   You can enroll in a Special DCA program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging or special money market dollar cost averaging as applicable. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

   For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

                        CONTRACT FEATURES AND BENEFITS

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section;

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer

                        CONTRACT FEATURES AND BENEFITS
complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS AND EARNINGS BONUS (FOR SERIES CP(R) CONTRACTS)

Under certain circumstances credits and the Earnings bonus will be allocated to your Total account value. We do not include these amounts in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits and the Earnings bonus are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). Credits and Earnings bonus are included in the assessment of any charge that is based on your Total account value. Credits and Earnings bonus are also not considered to be part of your investment in the contract for tax purposes. For more information on how credits and the Earnings bonus affect your benefit bases, see "Series CP(R), and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit and Earnings bonus. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for more than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

CREDITS ON CONTRIBUTIONS. A credit will be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The amount of the credit will be 3% of each contribution. This credit percentage will be credited to your initial contribution and each eligible subsequent contribution. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

CREDIT RECOVERY. We do not recover amounts associated with the Earnings bonus. We will recover all or a portion of the credits on contributions in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we return your Total account value or cash value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy

                        CONTRACT FEATURES AND BENEFITS
investment option) and the guaranteed interest option. We do not include credits in the calculation of any withdrawal charge.

EARNINGS BONUS. An amount equal to 5% of your annual investment gains, called an Earnings bonus, will be added to your Total account value on each contract date anniversary that your Total account value is greater than your account value peak. At contract issue, your account value peak equals your initial contribution plus any eligible credit on your contribution. Your account value peak is increased by subsequent contributions, including any corresponding credits on those contributions. Your account value peak is NOT decreased by withdrawals. On each contract date anniversary, we will determine if you have investment gains by comparing your Total account value to your account value peak. If your account value peak is greater than your Total account value, you have no investment gains available for the Earnings bonus. If your Total account value is greater than your account value peak, your gains will equal your Total account value minus your current account value peak and we will increase your Total account value by an amount equal to 5% of your gains. The increase to your Total account value will occur after any applicable optional benefit base ratchet or reset. Your new account value peak will then equal your increased Total account value.

The Earnings bonus will be allocated to your Investment account value and your Protected Benefit account value in proportion to your investment in those accounts as of that contract date anniversary. Furthermore, the Earnings bonus will be allocated within each account according to your allocation instructions on file. If you do not have allocation instructions on file, the Earnings bonus will be allocated among your investment options in proportion to your investments on that date.

For example, assume you make an initial contribution of $100,000 to your contract. Your Total account value increases by a $3,000 credit on contributions (3% x $100,000). Your account value peak is $103,000. Later, you make a subsequent contribution of $100,000. Your Total account value increases by an additional $3,000 credit on contributions (3% x $100,000). Your subsequent contribution increases your account value peak to $206,000 ($103,000 + $103,000). Assume you make no further contributions and on your next contract date anniversary your Total account value is $240,000. Your Total account value ($240,000) is greater than your account value peak ($206,000) and your gain is $34,000 ($240,000 - $206,000). Your Earnings bonus on your investment gain is $1,700 (5% x $34,000). Your new Total account value is increased to $241,700, which is also your new account value peak.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected

                        CONTRACT FEATURES AND BENEFITS

   Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner's age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older at the time your contract is issued. The GMIB cannot be combined with the RMD Wealth Guard death benefit.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GMIB BENEFIT BASE

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base. When you purchase your contract, you may elect either the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Lock-in Rate option, it cannot be changed. See "GMIB benefit base" and "New business rates" later in this Prospectus for more information.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base

                        CONTRACT FEATURES AND BENEFITS
until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

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ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix II -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

                        CONTRACT FEATURES AND BENEFITS

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Also, the Lock-in Rate you choose, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates available under the Rate-Hold options are described further in this section under "New business rates."

Examples:

   EXAMPLE FOR THE GMIB MULTI-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 2.75% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 3.75%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 3%, the Annual Roll-up rate would be 3%. The Deferral Roll-up rate would remain 3.75% having met the same guaranteed minimum.

   EXAMPLE FOR THE GMIB TWO-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

   EXAMPLE FOR BOTH RATE-HOLD OPTIONS: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. You have two Rate-Hold options to choose from at contract issue, the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Rate-Hold option, it cannot be changed. Under the GMIB Two-Year Lock, the Lock-in Rate will apply during your first two contract years and the minimum Lock-in Rate in all contract years will never be less than 4%. Under the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract and the minimum Roll-up Rate for each contract year will be the greater of the Lock-in Rate or, the Ten-Year Treasuries Formula Rate. After the initial period that withdrawal charges may apply to your contract, the Roll-up rate will never be less than 3% or, if greater the Ten-Year Treasuries Formula Rate. Under the GMIB Two-Year Lock or the GMIB Multi-Year Lock, the Roll-up rate will never be greater than 8%.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the time periods described above. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which the Lock-in Rates are in effect will get the Lock-in Rates as described above.

The Lock-in Rates are no longer applicable after the duration specified in your contract.

75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral Roll-up rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution

                        CONTRACT FEATURES AND BENEFITS
within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

EXAMPLES:

..   You sign your application for Retirement Cornerstone(R) Series contract on
    September 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your Annual Roll-up and Deferral Roll-up Lock-in Rates and they will apply to your contract for the applicable time period described above under the GMIB Two-Year Lock and the GMIB Multi-Year Lock. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the Lock-in Rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD

                        CONTRACT FEATURES AND BENEFITS

WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

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THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

                        CONTRACT FEATURES AND BENEFITS

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

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* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be

                        CONTRACT FEATURES AND BENEFITS
the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or


(iii)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the "GMIB "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

                        CONTRACT FEATURES AND BENEFITS

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(iv)if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner's death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner's death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner's death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date.

                        CONTRACT FEATURES AND BENEFITS

(vi)if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant's age; and

(viii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.


See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

ASSET TRANSFER PROGRAM (''ATP'')

If you elected the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value

                        CONTRACT FEATURES AND BENEFITS
such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix VIII for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix VIII later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day and we will not consider your transfer request to be in good order if we receive it on a valuation day. If we receive your transfer form on a valuation day and it is complete, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits. In some cases, the reduction in your benefit bases may be greater than the amount transferred out of the AXA Ultra Conservative Strategy investment option.

Please note that after exercising the ATP exit option, account value may be transferred out of your Protected Benefit account investment options and into the AXA Ultra Conservative Strategy investment option as soon as the next valuation day.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix VIII later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

           ----------------------------------------------------------
             GUARANTEED MINIMUM    SERIES B AND L,    SERIES CP(R)
               DEATH BENEFIT          CONTRACTS        CONTRACTS
           ----------------------------------------------------------
           Return of Principal     Issue Ages 0-80  Issue Ages 0-70
           death benefit
           ------------------------
           Highest Anniversary
           Value death benefit
           ----------------------------------------------------------
           RMD Wealth Guard death  Issue Ages 20-68 Issue Ages 20-68
           benefit
           ----------------------------------------------------------
           The "Greater of"        Issue Ages 20-65 Issue Ages 20-65
           death benefit
           ----------------------------------------------------------

The "Greater of" death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value, the RMD Wealth Guard death benefit or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix IX later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to "Accessing your money" later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to "Transferring your money among investment options" later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R)
    contracts only)

FUNDING YOUR GMDB. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. Your Return of Principal Guaranteed minimum

                        CONTRACT FEATURES AND BENEFITS
death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

RMD WEALTH GUARD DEATH BENEFIT

(FOR TRADITIONAL IRA, SEP AND QPDC CONTRACTS ONLY)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account, other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.

                        CONTRACT FEATURES AND BENEFITS

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AN RMD WITHDRAWAL IS A WITHDRAWAL THAT IS INTENDED TO SATISFY THE LIFETIME REQUIRED MINIMUM DISTRIBUTIONS FROM CERTAIN TAX-FAVORED PLANS AND ARRANGEMENTS SUCH AS TRADITIONAL IRAS UNDER FEDERAL INCOME TAX RULES. SEE "REQUIRED MINIMUM DISTRIBUTIONS" IN THE "TAX INFORMATION" SECTION OF THE PROSPECTUS FOR MORE INFORMATION.
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The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; PLUS

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; PLUS

..   Any amounts transferred to the Protected Benefit account variable investment options; LESS

..   A deduction that reflects any Excess RMD withdrawals from the Protected
    Benefit account, or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

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FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT, AN "EXCESS RMD WITHDRAWAL" IS:

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    BEFORE THE CALENDAR YEAR IN WHICH YOU TURN AGE 701/2;

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    DURING YOUR FIRST CONTRACT YEAR, EVEN IF YOU TURN AGE 701/2 DURING THAT YEAR; OR

..   THE PORTION OF A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT THAT
    EXCEEDS YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT FOR THE CALENDAR YEAR.
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Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.

RESETS. On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

For Series CP(R) contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, will be included in your Protected Benefit account value when determining your RMD Wealth Guard death benefit base reset.

CALCULATING YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT. Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 701/2 and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See "Required minimum distributions" in the "Tax information" section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section "How withdrawals effect your Guaranteed benefits" later in this Prospectus.

Please note that your RMD Wealth Guard withdrawal amount will be zero:

..   in each year prior to the calendar year in which you turn age 701/2; and

..   during your first contract year, even if you turn age 701/2 during that year.

WITHDRAWALS PRIOR TO AGE 701/2 OR DURING YOUR FIRST CONTRACT YEAR. Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 701/2 are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges). Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) even if you turn age 701/2 during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. THIS PRO RATA REDUCTION TO THE RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF THE RMD WEALTH GUARD DEATH BENEFIT. For an example of how a pro rata reduction works, see Appendix VII later in this Prospectus.

Withdrawals from the Protected Benefit account:

..   prior to the calendar year in which you turn age 701/2; or

..   during your first contract year, even if you turn age 701/2 during the calendar year in which your first contract date anniversary falls

                        CONTRACT FEATURES AND BENEFITS
will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in "Resets" above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

WITHDRAWALS AT OR AFTER AGE 701/2. After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A PRO RATA REDUCTION TO YOUR RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF YOUR RMD WEALTH GUARD DEATH BENEFIT.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value. Withdrawal charges are waived for RMD Wealth Guard withdrawals, but will count towards the free withdrawal limit. These withdrawals are subject to tax. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.

For example, in the calendar year that you turn age 701/2, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 701/2, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to "RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VII later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis and will be subject to any applicable withdrawal charges until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, "Purchase considerations for QP participants".

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", later in this prospectus and under Appendix I.

The RMD Wealth Guard death benefit is only available for traditional IRA, SEP and QPDC contracts.

RMD WEALTH GUARD REFUND FEATURE

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner's death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where:

(a)equals your total contributions and transfers to the Protected Benefit account; and

(b)equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

                        CONTRACT FEATURES AND BENEFITS

For Series CP(R) contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, are not included in part (a) of the formula for calculating your RMD Wealth Guard Refund.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see "Withdrawals, payments and transfers of funds out of traditional IRAs" in the "Tax Information" section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue uninterrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A
PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR
BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

                        CONTRACT FEATURES AND BENEFITS

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. If you select the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. If you select the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract. For example, the Lock-in Rate, from the contract date and for each additional contribution, is seven years for Series B, nine years for Series CP and four years for Series L. Lock-in Rates are no longer applicable after the duration specified in your contract. See "New business rates" under "Guaranteed minimum income benefit" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."

NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

                        CONTRACT FEATURES AND BENEFITS

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit

                        CONTRACT FEATURES AND BENEFITS
base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" Guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(R) AND YOUR GUARANTEED BENEFIT BASES

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and you also elect the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because credits to your Investment account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

Except as otherwise described in this section withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit

                        CONTRACT FEATURES AND BENEFITS
account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

..   The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2 will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 701/2 during that year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount, and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   Other than during your first contract year, a withdrawal from your
    Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus. For information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" earlier in this Prospectus.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and
(ii) the expiration of the period in which your contract is subject to withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I,

                        CONTRACT FEATURES AND BENEFITS
we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB, "Greater of" death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix I "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers

                        CONTRACT FEATURES AND BENEFITS
to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you elected the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If

                        CONTRACT FEATURES AND BENEFITS
   your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. SINCE THE CONTRACTS ARE NO LONGER AVAILABLE TO NEW PURCHASERS, THIS CANCELLATION PROVISION IS NO LONGER APPLICABLE.

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Return of Principal, Highest Anniversary Value, and "Greater of"
    Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the RMD Wealth Guard death benefit and your Protected
    Benefit account value falls to zero, the RMD Wealth Guard death benefit will terminate. You will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account LESS the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus. Your contract will terminate, unless you have amounts allocated to the Investment account. Any remaining RMD payments from the Investment account will

                       DETERMINING YOUR CONTRACT'S VALUE
   continue uninterrupted from the Investment account, beginning in the calendar year the Protected Benefit account falls to zero. See "RMD Wealth Guard death benefit" in "Contract features and benefits" earlier in this Prospectus and "Tax information" later in the Prospectus for more information.

..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later, until your first contract date anniversary. If you do not elect the "Greater of" GMDB and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later, until your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 69th birthday, or if later, until 90 days after your contract date, subject to the rules and limitations described below:

   -- If you are under age 65, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

   -- If you were age 20-64 on your contract date, and are now age 65 or older, the maximum amount you may transfer to the Protected Benefit account is equal to your Investment account value as of the transaction date minus your total contributions to the Investment account from age 65 through age 68. For purposes of this calculation, "total contributions" excludes
      (i) contributions you made to the Investment account prior to your first contract date anniversary; and (ii) for Series CP(R) contracts, any credit and Earnings bonus amounts added to the Investment account.

      For example, assume you were 641/2 on your contract date, you elected the RMD Wealth Guard death benefit, you are now 68 years old and your Investment account value on the date of your transfer request is $30,000. Further assume that your total contributions to the Investment Account from age 65 to 68 were equal to $20,000, but of that amount $5,000 was contributed before your first contract date anniversary. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options is $15,000 ($30,000 - ($20,000 - $5,000)).

   -- If you elected the RMD Wealth Guard death benefit and were age 65-68 on your contract date, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary through age 70, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form), through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits and Earnings bonus applied to the
    Investment account will not be part of the net contribution amount. The total amount of credit and Earnings bonus applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

..   Transfers under a Systematic transfer program are subject to the limitations specified in "Transferring your account value" earlier in this section.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix IX later in this Prospectus for more information.

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                                                                            METHOD OF WITHDRAWAL
                                                             ----------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
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Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
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QP/(5)/                                                         Yes       Yes      No         No         No
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SEP IRA                                                         Yes       Yes      Yes        Yes        Yes
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay

                             ACCESSING YOUR MONEY
the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select).

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

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Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA, ROTH IRA AND SEP IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception

                             ACCESSING YOUR MONEY
withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT. PLEASE NOTE THAT ELECTING TO TAKE SUBSTANTIALLY EQUAL WITHDRAWALS FROM A CONTRACT WITH THE RMD WEALTH GUARD DEATH BENEFIT MAY LIMIT THE UTILITY OF THAT BENEFIT. SEE THE DISCUSSION OF THE "RMD WEALTH GUARD DEATH BENEFIT" UNDER "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "Automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Required minimum distributions" in "Tax information" later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our Automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

If you elect the Automatic RMD service and have an existing systematic withdrawal program in place, your systematic withdrawal program will terminate unless, at the time a withdrawal under the Automatic RMD service is scheduled, the total amount of all withdrawals you have already taken during the year equals or exceeds the amount of your RMD obligation for that year. In that case, there will be no withdrawal under your Automatic RMD service and your systematic withdrawal program will remain in effect. If your systematic withdrawal program does terminate, you may establish a new program the following year.

RMDS FOR CONTRACTS WITH GMIB. (TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with or without the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with

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any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

RMDS FOR TRADITIONAL IRA AND SEP IRA CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. (SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account and/or Investment account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. In such a case, a withdrawal charge may apply.

If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 701/2 or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account, other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. Your RMD Wealth Guard death benefit base will be reduced on a pro rata basis by Excess RMD withdrawals. An Excess RMD withdrawal is any of the following:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 701/2 during that year; or

..   the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually. We do not impose a withdrawal charge on RMD payments taken through our RMD Wealth Guard withdrawal service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

If you elect the RMD Wealth Guard withdrawal service and had previously elected the systematic withdrawal option, your systematic withdrawal program will be terminated.

Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

For more information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" under "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals, as discussed below) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable

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investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

   -- the GMIB (while the no lapse guarantee is in effect unless your Protected
      Benefit account value falls to zero due to an "Excess withdrawal") will continue as described under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus; and

   -- if you elected the RMD Wealth Guard death benefit and your Protected
      Benefit account falls to zero, you will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account LESS the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus.

..   If you do not have, or if you have not yet funded, the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any

                             ACCESSING YOUR MONEY
withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

..   any disbursement requested within 30 days of a change to the address;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request;

..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.


Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.


We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details.


The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering

                             ACCESSING YOUR MONEY
annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------
Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
--------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

                             ACCESSING YOUR MONEY

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.30%
   Series CP(R):   0.35%
   Series L:       0.35%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.20%
   Series CP(R):   0.25%
   Series L:       0.25%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------------------------------------------------------
                     WITHDRAWAL CHARGE AS A % OF CONTRIBUTION FOR EACH CONTRACT YEAR
----------------------------------------------------------------------------------------------------------------
                                                             1   2   3   4      5    6   7      8    9     10
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
----------------------------------------------------------------------------------------------------------------
Series L                                                     8%  7%  6%  5%  0%/(2)/ --  --  --      --  --
----------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
----------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

                             CHARGES AND EXPENSES

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT (OTHER THAN THE RMD WEALTH GUARD DEATH BENEFIT) AND WITHOUT GMIB. If you have Guaranteed minimum death benefit with your contract, but did not elect the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is 10% of the Protected Benefit account value at the beginning of the contract year. Withdrawal charges do not apply to RMD Wealth Guard withdrawal amounts.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

                             CHARGES AND EXPENSES

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit, but it must be elected with the Guaranteed minimum income benefit, which does charge a fee. The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD WEALTH GUARD DEATH BENEFIT. If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to 0.60% (if you were age 20-64 on your contract date) or 1.00% (if you were age 65-68 on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.20% (if you were age 20-64 on your contract date) or 2.00% (if you were age 65-68 on your contract date). See, "Fee changes for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit" below for more information.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment options (including, if applicable, the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

                             CHARGES AND EXPENSES

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT, "GREATER OF" DEATH BENEFIT AND RMD WEALTH GUARD DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in

                             CHARGES AND EXPENSES
this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

                           PAYMENT OF DEATH BENEFIT

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

   A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

..   For contracts with the Highest Anniversary Value or "Greater of" death benefit, as applicable, the following applies:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be

                           PAYMENT OF DEATH BENEFIT
      based on the surviving spouse's age.

   -- If the surviving spouse is age 81 or older on the date of your death, for contracts with the Highest Anniversary Value death benefit, that death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Highest Anniversary Value death benefit will be set to equal the amount of the Highest Anniversary Value benefit base on the date of your death. If your Total account value is higher than the Highest Anniversary Value benefit base on the date of your death, the Highest Anniversary Value benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The Highest Anniversary Value death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Highest Anniversary Value death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Highest Anniversary Value death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Highest Anniversary Value benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the Highest Anniversary Value benefit base.

   -- If the surviving spouse is age 66 or over on the date of your death, for contracts with the "Greater of" death benefit, that death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the "Greater of" death benefit will be set to equal the amount of the "Greater of" death benefit base on the date of your death. If your Total account value is higher than the "Greater of" death benefit base on the date of your death, the "Greater of" death benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The "Greater of" death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     .   The charge for the "Greater of" death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, If your Total account value is lower than the "Greater of" death benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the "Greater of" death benefit base.

      Even though the "Greater of" death benefit is frozen, the surviving spouse can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

..   For contracts with the RMD Wealth Guard death benefit, the following applies:

   -- We will increase the Protected Benefit account value to equal RMD Wealth
      Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

   -- Withdrawal charges will not apply to the Protected Benefit account value at the time the surviving spouse elects to continue the contract, but they will apply to any contributions made by the surviving spouse after the owner's death.

   -- If the surviving spouse is age 68 or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse's age at the time of the owner's death, and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

   -- If age 68 or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base, by contributing or transferring additional amounts to the Protected Benefit Account, subject to the restrictions on contributions and transfers to the Protected Benefit Account described in "Appendix IX: Rule regarding contributions to your contract" later in this Prospectus and "Transferring your account value" in "Transferring your money among investment options" earlier in this Prospectus. Specifically, the restrictions on contributions and transfers that apply to contract owners age 20-64 on their contract date also apply to a surviving spouse age 20-64 on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death.

   -- If the surviving spouse is age 69 or older at the time of the owner's death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen. This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit account has no value, the RMD Wealth Guard death benefit will terminate and the charge will be discontinued.

   -- A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

                           PAYMENT OF DEATH BENEFIT

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

                           PAYMENT OF DEATH BENEFIT

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one

                                TAX INFORMATION
or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies). Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

ANNUITY PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

                                TAX INFORMATION

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

                                TAX INFORMATION

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

Except as applicable to SEP-IRA Contracts (see "Simplified Employee Pension Plans (SEP Plans)" later in this section, we have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, Series L or Series CP(R) Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.

See "Simplified Employee Pension Plans (SEP Plans)" later in this section for contributions to a SEP-IRA Contract.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.

                                TAX INFORMATION

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2018 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2018). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

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..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or


..   certain death benefit payments to a beneficiary who is not your surviving spouse; or


..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the

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   funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 701/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

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WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus.

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We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a Simplified Employee Pension Plan (SEP plan) for its employees, and can make contributions to a contract for each eligible employee. A self-employed individual may be an employer for this purpose. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant who is a participant under the SEP plan and most of the rules which apply to traditional IRAs apply. See the discussion above under "Traditional individual retirement annuities (traditional IRAs)."


A major difference is the amount of permissible contributions. An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($55,000 after cost-of-living adjustment for 2018). This amount may be further adjusted for cost-of-living changes in future years. Rules similar to the federal tax rules governing qualified plans apply to which employees must be covered and calculation of employer contributions under a SEP plan.


Employers must rely on their own tax and legal advisors regarding the establishment and operation of their SEP plans. An employer sponsoring a SEP plan should discuss with its tax advisor the requirements under the SEP plan to make contributions for its employees and should consider the availability of other funding vehicles for the SEP plan, given the limits on the amount and timing of contributions under the Retirement Cornerstone(R) Series SEP-IRA contract.

Participating employees who are considering the purchase of a Retirement Cornerstone(R) Series SEP-IRA contract through a sponsoring employer's SEP plan contributions should discuss with their employers and their tax advisors that the Retirement Cornerstone(R) Series SEP-IRA contract is not a model traditional IRA established on an IRS form. However, AXA Equitable has applied for, and received an opinion letter from the IRS that the Retirement Cornerstone(R) Series SEP-IRA contract is acceptable as to form as an IRA and therefore, it may be used in connection with an employer's SEP plan established using an IRS Form 5305-SEP.

AXA Equitable requires a minimum contribution to purchase a SEP-IRA contract in Series CP and Series L which may be larger than the employer contribution with respect to compensation for an employee. In such a case the contract would have to be purchased through a direct transfer from another traditional IRA or through a rollover from another eligible retirement plan, or some combination of contributions permissible under the SEP plan, Code and SEP-IRA contract terms.

Under federal income tax rules employees participating in an employer's SEP plan are not prohibited from making traditional IRA contributions with respect to the employee's compensation to the same traditional IRA which is being funded through employer contributions under the SEP plan. Please note that the terms of the Retirement Cornerstone(R) Series SEP-IRA contract do not permit the Retirement Cornerstone(R) Series SEP-IRA contract owner to make traditional IRA contributions at the same time as the employer sponsoring the SEP plan is making employer contributions to the Retirement Cornerstone(R) Series SEP-IRA contract. However, if the Retirement Cornerstone(R) Series SEP-IRA contract owner requests in writing supported by appropriate documentation that either
(i) the sponsoring employer has terminated the SEP plan or (ii) the Retirement Cornerstone(R) Series SEP-IRA contract owner has separated from service with the sponsoring employer, we will remove the "SEP-IRA" designation from the contract on our records and merely retain the "traditional IRA" designation. No fees or charges will be imposed on any such change of designation. Thereafter, we will no longer accept employer contributions. If the IRA contract owner is eligible to make contributions, we will accept traditional IRA regular contributions described earlier in this section under "Traditional individual retirement annuities (traditional IRAs)."

Please also note, if the sponsoring employer's plan is a "Salary Reduction Simplified Employee Pension Plan" or "SARSEP" established before 1997 that the Retirement Cornerstone(R) Series SEP-IRA contract does not accept salary reduction contributions.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

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..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R) and Series L Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.

Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.

Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully

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taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.



The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


Conversion rollover contributions to Roth IRAs cannot be recharacterized.


To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

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Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contract holders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of pay or, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

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Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for SEP-IRA, QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance, systems failures and cyber-attacks may interfere with our

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processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).


Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or

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beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash

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compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over

                               MORE INFORMATION
contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

Appendix I: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to elect the          benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new Guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

RMD Wealth Guard death        RMD Wealth Guard death           .   You may elect the Return   .   You can drop the Return
   benefit                    benefit                              of Principal death             of Principal death
                                                                   benefit or Highest             benefit post- funding
                                                                   Anniversary Value death        only.
                                                                   benefit.                   .   You can drop the Highest
                                                                                                  Anniversary Value death
                                                                                                  benefit either
                                                                                                  pre-funding or
                                                                                                  post-funding.
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        Both benefits                    .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                        will terminate by
   death benefit                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to elect the          benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new Guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION             POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard death    RMD Wealth Guard death     .   Your Guaranteed benefit    .   Not applicable.
   benefit                benefit                        will terminate by
                                                         notifying us and taking a
                                                         full withdrawal of your
                                                         Protected Benefit account
                                                         or making a one-time
                                                         transfer to the
                                                         Investment account
                                                         variable investment
                                                         options and the
                                                         guaranteed interest
                                                         option.
                                                     .   Your death benefit will
                                                         be equal to the return of
                                                         your account value.
------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, the plan trust should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

For QPDC contracts only: Withdrawals from your Protected Benefit account reduce your RMD Wealth Guard benefit base on a pro rata basis (including any applicable withdrawal charges), until the QPDC contract is converted to an IRA. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------

                                                                                                    GUARANTEED
                                                                                                     MINIMUM
                                          GUARANTEED MINIMUM DEATH BENEFIT                        INCOME BENEFIT
                                          --------------------------------                        --------------

                                                       HIGHEST
                                                     ANNIVERSARY
          PROTECTED                                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF       RMD WEALTH        AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL      GUARD DEATH        BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE    BENEFIT BASE        BASE           BASE           BASE             BASE
----------------------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/   $103,000/(2)/  $103,000/(4)/  $104,000        $104,000/(7)/    $104,000
----------------------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/   $107,120/(2)/  $107,120/(4)/  $108,160        $108,160/(7)/    $108,160
----------------------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(6)/   $113,547/(7)/    $113,547
----------------------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(6)/   $120,360/(7)/    $120,360
----------------------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(6)/   $128,785/(7)/    $128,785
----------------------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $133,937        $133,937/(7)/    $133,937
----------------------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $139,294        $139,294/(7)/    $139,294
----------------------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

RMD WEALTH GUARD BENEFIT BASE

(2)At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(4)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(5)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being "reset" to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                                     III-2

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L and Series CP(R)). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.43)% and 3.57% for the Series B Protected Benefit account variable investment options and (2.45)% and 3.55% for the Series B Investment account variable investment options; (2.83)% and 3.17% for the Series L Protected Benefit account variable investment options and (2.85)% and 3.15%, for the Series L Investment account variable investment options; (2.78)% and 3.22% for the Series CP(R) Protected Benefit account variable investment options and (2.8)% and 3.2% for the Series CP(R) Investment account variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.4% for the Protected Benefit account variable investment options (for each Series) and of 0.59% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.48% for the Protected Benefit account variable investment options (for each Series) and 0.31% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,020  41,420 57,107 60,707 89,127   95,127  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,064  42,890 54,226 61,381 85,291   97,272  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,131  44,413 51,356 62,020 82,488  100,433  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,222  45,990 48,494 62,620 78,716  102,610  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,334  47,622 45,637 63,177 75,971  105,799  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,469  49,313 42,782 63,686 74,250  109,999  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,624  51,064 39,926 64,144 72,550  114,207  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,800  52,876 37,067 64,545 69,868  117,421  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,997  54,753 34,202 64,885 66,199  119,638  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,213  56,697 31,328 65,159 62,541  121,856  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,542  67,501 16,721 65,326 44,263  132,827 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,326  80,364  1,424 62,855 25,750  143,219 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,485  95,678      0 57,665 21,485  153,343       0 131,467       0 159,950 *$7,277     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,975 113,910      0 49,503 18,975  163,414       0 131,467       0 194,604   7,277 **$14,014
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,277 will continue as lifetime payments
** Payments of at least $14,014 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,020  41,420 57,121 60,721 89,141   95,141  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    38,064  42,890 54,269 61,424 85,333   97,315  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    37,131  44,413 51,442 62,109 82,573  100,522  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    36,222  45,990 48,639 62,773 78,860  102,763  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,334  47,622 45,857 63,414 76,191  106,037  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,469  49,313 43,095 64,031 74,563  110,343  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,624  51,064 40,350 64,619 72,974  114,683  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,800  52,876 37,622 65,178 70,422  118,054  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,997  54,753 34,907 65,704 66,904  120,458  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    31,213  56,697 32,204 66,195 63,417  122,892  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    27,542  67,501 18,802 68,016 46,344  135,517  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    24,326  80,364  5,410 68,454 29,736  148,818 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    21,485  95,678      0 67,581 21,485  163,259       0 108,367       0 125,627 *$6,729     3,769
-----------------------------------------------------------------------------------------------------------
95     30    18,975 113,910      0 65,378 18,975  179,288       0 108,367       0 145,636   6,729 **$10,487
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,321 will continue as lifetime payments
** Payments of at least $10,487 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,860  41,260 56,867 60,467 87,727   93,727  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,752  42,560 53,765 60,891 84,517   96,451  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,677  43,900 50,691 61,269 81,368   99,169  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,631  45,283 47,642 61,597 78,273  101,880  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,616  46,710 44,615 61,870 79,231  108,580  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,629  48,181 41,606 62,086 75,235  110,266  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,671  49,699 38,613 62,238 71,283  111,936  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,740  51,264 35,631 62,322 67,371  113,586  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,835  52,879 32,659 62,333 63,494  115,212  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    29,956  54,545 29,692 62,267 59,648  116,811  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    25,894  63,694 14,823 60,552 40,717  124,246 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,404  74,378      0 55,898 22,404  130,276       0 131,467 131,467 131,467   6,777     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,385  86,854      0 48,232 19,385  135,087       0 131,467       0 159,950 *$6,777     6,398
-----------------------------------------------------------------------------------------------------------
95     30    16,771 101,423      0 37,311 16,771  138,734       0 131,467       0 194,604   6,777 **$14,014
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,777 will continue as lifetime payments
** Payments of at least $14,014 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,860  41,260 56,881 60,481 87,741   93,741  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    37,752  42,560 53,807 60,934 84,559   96,493  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    36,677  43,900 50,776 61,357 81,453   99,258  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    35,631  45,283 47,786 61,749 78,417  102,032  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    34,616  46,710 44,834 62,107 79,450  108,817  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    33,629  48,181 41,917 62,428 75,546  110,609  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    32,671  49,699 39,034 62,710 71,705  112,408  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    31,740  51,264 36,181 62,949 67,921  114,214  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    30,835  52,879 33,356 63,144 64,192  116,023  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    29,956  54,545 30,558 63,291 60,514  117,836  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    25,894  63,694 16,872 63,194 42,766  126,888  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    22,404  74,378  3,487 61,362 25,891  135,740 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    19,385  86,854      0 57,839 19,385  144,693       0 108,367       0 125,627 *$6,321     3,769
-----------------------------------------------------------------------------------------------------------
95     30    16,771 101,423      0 52,565 16,771  153,988       0 108,367       0 145,636   6,321 **$10,487
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,321 will continue as lifetime payments
** Payments of at least $10,487 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,046  42,518 58,647 62,355 90,693   96,873  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,925  43,879 55,524 62,870 86,449   98,749  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,835  45,283 52,428 63,342 83,263  101,625  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,776  46,732 49,356 63,767 80,132  104,499  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,746  48,228 46,305 64,142 77,051  107,369  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,745  49,771 43,272 64,461 74,017  110,232  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,772  51,364 40,253 64,720 71,025  113,084  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,827  53,007 37,245 64,916 68,072  115,923  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,908  54,703 34,245 65,042 65,153  118,745  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,014  56,454 31,251 65,094 62,265  121,548  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,879  66,083 16,233 64,029 43,112  130,113 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    23,317  77,355    827 60,130 24,143  137,485 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    20,226  90,550      0 53,332 20,226  143,882       0 131,467       0 159,950 *$7,277     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,545 105,996      0 43,404 17,545  149,400       0 131,467       0 194,604   7,277 **$14,014
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,277 will continue as lifetime payments
** Payments of at least $14,014 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,046  42,518 58,661 62,362 90,707   96,881  61,800  62,356  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    38,925  43,879 55,566 62,906 86,491   98,785  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    37,835  45,283 52,513 63,424 83,348  101,707  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    36,776  46,732 49,500 63,913 80,276  104,645  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,746  48,228 46,524 64,371 77,270  107,599  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,745  49,771 43,583 64,796 74,328  110,567  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,772  51,364 40,674 65,185 71,446  113,549  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,827  53,007 37,795 65,536 68,622  116,543  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,908  54,703 34,944 65,846 65,851  119,549  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    31,014  56,454 32,118 66,111 63,132  122,565  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    26,879  66,083 18,286 66,667 45,164  132,751  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    23,317  77,355  4,742 65,599 28,058  142,954 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    20,226  90,550      0 62,963 20,226  153,513       0 108,367       0 125,627 *$6,321     3,769
-----------------------------------------------------------------------------------------------------------
95     30    17,545 105,996      0 58,719 17,545  164,714       0 108,367       0 145,636   6,321 **$10,487
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,321 will continue as lifetime payments
** Payments of at least $10,487 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------
ALABAMA     See "Your right to cancel within a certain  If you reside in the state of
            number of days" in "Contract features       Alabama, you may cancel your
            and benefits"                               variable annuity contract and
                                                        return it to us within 15
                                                        days from the date you
                                                        received it. Your refund will
                                                        equal your account value
                                                        under the contract on the day
                                                        we receive notification to
                                                        cancel the contract.
--------------------------------------------------------------------------------------
CALIFORNIA  See "We require that the following types    You are not required to use
            of communications be on specific forms      our forms when making a
            we provide for that purpose (and            transaction request. If a
            submitted in the manner that the forms      written request contains all
            specify)" in "Who is AXA Equitable" and     the information required to
            "Effect of Excess withdrawals" in           process the request, we will
            "Contract features and benefits"            honor it. Although you are
                                                        not required to use our
                                                        withdrawal request form, if
                                                        you do not specify whether we
                                                        should process a withdrawal
                                                        that results in an Excess
                                                        withdrawal, and the
                                                        transaction results in an
                                                        Excess withdrawal, we will
                                                        not process that request.

            See "Asset transfer program ("ATP")" in     If you elect the GMIB, the
            "Contract features and benefits"            ATP will commence on the
                                                        valuation day of your second
                                                        monthiversary.

            See "Your right to cancel within a certain  If you reside in the state of
            number of days" in "Contract features       California and you are age 60
            and benefits"                               or older at the time the
                                                        contract is issued, you may
                                                        return your Retirement
                                                        Cornerstone(R) Series
                                                        contract within 30 days from
                                                        the date that you receive it
                                                        and receive a refund as
                                                        described below. This is also
                                                        referred to as the ''free
                                                        look'' period.

                                                        If you allocate your entire
                                                        initial contribution to the
                                                        EQ/Money Market variable
                                                        investment option (and/or
                                                        guaranteed interest option,
                                                        if available), the amount of
                                                        your refund will be equal to
                                                        your contribution, unless you
                                                        make a transfer, in which
                                                        case the amount of your
                                                        refund will be equal to your
                                                        Total account value on the
                                                        date we receive your request
                                                        to cancel at our processing
                                                        office. This amount could be
                                                        less than your initial
                                                        contribution. If you allocate
                                                        any portion of your initial
                                                        contribution to the variable
                                                        investment options (other
                                                        than the EQ/Money Market
                                                        variable investment option),
                                                        your refund will be equal to
                                                        your Total account value on
                                                        the date we receive your
                                                        request to cancel at our
                                                        processing office.

                                                        "RETURN OF CONTRIBUTION" FREE
                                                        LOOK TREATMENT AVAILABLE
                                                        THROUGH CERTAIN SELLING
                                                        BROKER-DEALERS

                                                        Certain selling
                                                        broker-dealers offer an
                                                        allocation method designed to
                                                        preserve your right to a
                                                        return of your contributions
                                                        during the free look period.
                                                        At the time of application,
                                                        you will instruct your
                                                        financial professional as to
                                                        how your initial contribution
                                                        and any subsequent
                                                        contributions should be
                                                        treated for the purpose of
                                                        maintaining your free look
                                                        right under the contract.
                                                        Please consult your financial
                                                        professional to learn more
                                                        about the availability of
                                                        "return of contribution" free
                                                        look treatment.

                                                        If you choose "return of
                                                        contribution" free look
                                                        treatment of your contract,
                                                        we will allocate your entire
                                                        contribution and any
                                                        subsequent contributions made
                                                        during the 40-day period
                                                        following the contract date,
                                                        to the EQ/Money Market
                                                        investment option. In the
                                                        event you choose to exercise
                                                        your free look right under
                                                        the contract, you will
                                                        receive a refund equal to
                                                        your contributions.
--------------------------------------------------------------------------------------

                                      V-1

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CALIFORNIA                                               If you choose the "return of
(CONTINUED)                                              contribution" free look
                                                         treatment and your contract
                                                         is still in effect on the
                                                         40th day (or next Business
                                                         Day) following the contract
                                                         date, we will automatically
                                                         reallocate your account value
                                                         to the investment options
                                                         chosen on your application.
                                                         Any transfers made prior to
                                                         the expiration of the 30-day
                                                         free look will terminate your
                                                         right to "return of
                                                         contribution" treatment in
                                                         the event you choose to
                                                         exercise your free look right
                                                         under the contract. Any
                                                         transfer made prior to the
                                                         40th day following the
                                                         contract date will cancel the
                                                         automatic reallocation on the
                                                         40th day (or next business
                                                         day) following the contract
                                                         date described above. If you
                                                         do not want AXA Equitable to
                                                         perform this scheduled
                                                         one-time re-allocation, you
                                                         must call one of our customer
                                                         service representatives at 1
                                                         (800) 789-7771 before the
                                                         40th day following the
                                                         contract date to cancel.
                                                         If you choose the "return of
                                                         contribution" free look
                                                         treatment, you may not elect
                                                         a Special dollar cost
                                                         averaging program either at
                                                         issue or any time in the
                                                         first 40 days after issue.

             See "Disability, terminal illness, or       The withdrawal charge waivers
             confinement to a nursing home'' under       for items (i), (ii) and (iii)
             "Withdrawal charge" in "Charges and         under "DISABILITY, TERMINAL
             expenses"                                   ILLNESS, OR CONFINEMENT TO
                                                         NURSING HOME." do not apply
                                                         and are replaced with the
                                                         following:
                                                         (i)We receive proof
                                                            satisfactory to us
                                                            (including certification
                                                            by a licensed physician)
                                                            that an owner (or older
                                                            joint owner, if
                                                            applicable) suffers from
                                                            impairment of cognitive
                                                            ability, meaning a
                                                            deterioration or loss of
                                                            intellectual capacity due
                                                            to mental illness or
                                                            disease, including
                                                            Alzheimer's disease or
                                                            related illnesses, that
                                                            requires continual
                                                            supervision to protect
                                                            oneself or others.

                                                         (ii)We receive proof
                                                             satisfactory to us
                                                             (including certification
                                                             by a licensed physician)
                                                             that an owner's (or older
                                                             joint owner's, if
                                                             applicable) life
                                                             expectancy is 12 months
                                                             or less.
                                                         (iii)An owner (or older joint
                                                              owner, if applicable)
                                                              has been confined to a
                                                              nursing home as verified
                                                              by a licensed physician.
                                                              The definition of a
                                                              nursing home for this
                                                              purpose is as follows:
                                                              the owner (or older
                                                              joint owner, if
                                                              applicable) is
                                                              receiving, as prescribed
                                                              by a physician,
                                                              registered nurse, or
                                                              licensed social worker,
                                                              home care or
                                                              community-based services
                                                              (including adult day
                                                              care, personal care,
                                                              homemaker services,
                                                              hospice services or
                                                              respite care) or, is
                                                              confined in a skilled
                                                              nursing facility,
                                                              convalescent nursing
                                                              home, or extended care
                                                              facility, which shall
                                                              not be defined more
                                                              restrictively than as in
                                                              the Medicare program, or
                                                              is confined in a
                                                              residential care
                                                              facility or residential
                                                              care facility for the
                                                              elderly, as defined in
                                                              the Health and Safety
                                                              Code. Out-of-state
                                                              providers of services
                                                              shall be defined as
                                                              comparable in licensure
                                                              and staffing
                                                              requirements to
                                                              California providers.

             See ''Transfers of ownership, collateral    Guaranteed benefits do not
             assignments, loans and borrowing'' in       terminate upon a change of
             ''More Information''                        owner or absolute assignment
                                                         of the contract. Guaranteed
                                                         benefits will continue to be
                                                         based on the original
                                                         measuring life (i.e., owner,
                                                         older joint owner, annuitant,
                                                         older joint annuitant).
---------------------------------------------------------------------------------------
COLORADO     See "Your right to cancel within a certain  If you reside in the state of
             number of days" in "Contract features       Colorado, you may cancel your
             and benefits"                               variable annuity contract and
                                                         return it to us within 15
                                                         days from the date you
                                                         received it. Your refund will
                                                         equal your account value
                                                         under the contract on the day
                                                         we receive notification to
                                                         cancel the contract.
---------------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional transfer    The charge for transfers does
             in excess of 12 transfers per contract      not apply.
             year" in "Fee table" and "Transfer
             charge" in "Charges and expenses"
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CONNECTICUT  See "Credit recovery" under "Credits and    The second and third bullets
(CONTINUED)  Earnings bonus (For Series CP(R) contracts  under "Credit recovery" do only)" in "Contract features and benefits"  not apply and are replaced by
             and "Your annuity payout options" in        the following:
             "Accessing your money"
                                                         .   If you start receiving
                                                             annuity payments within
                                                             three years of making any
                                                             contribution, we will not
                                                             recover the credit that
                                                             applies to any
                                                             contribution made within
                                                             the prior three years. As
                                                             a result, we will apply
                                                             the contract's cash
                                                             value, not the account
                                                             value, to the life
                                                             contingent annuity payout
                                                             regardless of how many
                                                             years have elapsed since
                                                             last contribution.
                                                         .   Credits applied to
                                                             contributions made within
                                                             one year of death of the
                                                             owner (or older joint
                                                             owner, if applicable)
                                                             will not be recovered.
                                                             However, any applicable
                                                             contract withdrawal
                                                             charges will continue to
                                                             apply to those
                                                             contributions. The 10%
                                                             free withdrawal amount
                                                             does not apply when
                                                             calculating the
                                                             withdrawal charges
                                                             applicable to the payment
                                                             of a death benefit.

             See "GMIB "no lapse guarantee"" under       The no-lapse guarantee will
             "Guaranteed minimum income benefit"         not terminate if your
             in "Contract features and benefits"         aggregate withdrawals from
                                                         your Protected Benefit
                                                         account in any contract year
                                                         following the contract year
                                                         in which you first fund your
                                                         Protected Benefit Account
                                                         exceed your Annual Withdrawal
                                                         Amount unless the excess
                                                         withdrawal drives your
                                                         account value to zero.

             See "Disruptive transfer activity" in       The ability to restrict
             "Transferring your money among              transfers due to market
             investment options"                         timing can only be determined
                                                         by the underlying fund
                                                         managers. AXA Equitable's
                                                         right to restrict transfers
                                                         due to market timing does not
                                                         apply.

             See "Transfer Charge" in "Charges and       The charge for excessive
             Expenses"                                   transfers does not apply.
                                                         The ability to reserve the
                                                         right to impose a limit on
                                                         the number of free transfers
                                                         does not apply.
             See "Withdrawal charge" in "Charges         No withdrawal charge will
             and expenses"                               apply to any contribution
                                                         received more than 12 months
                                                         prior to the date of death in
                                                         the event the owner dies and
                                                         the death benefit is payable.
                                                         For Series CP(R) contracts:
                                                         Since credits applied to
                                                         contributions cannot be
                                                         recovered, withdrawal charges
                                                         apply to amounts associated
                                                         with a credit.

             See "Disability, terminal illness, or       The withdrawal charge waiver
             confinement to a nursing home" under        under item (i) does not apply.
             "Withdrawal charge" in "Charges and
             expenses"

             See "Special service charges" in "Charges   The charge for third-party
             and Expenses"                               transfers or exchanges does
                                                         not apply.
                                                         The maximum charge for check
                                                         preparation is $9 per
                                                         occurrence.

             See "Misstatement of age" in "More          We will not deduct interest
             information"                                for any overpayments made by
                                                         us due to a misstatement of
                                                         age or sex. Any overpayments
                                                         will be deducted from future
                                                         payments.

             See "Transfers of ownership, collateral     Benefits terminate upon any
             assignments, loans and borrowing" in        change of owner who is the
             "More information"                          measuring life, unless the
                                                         change of ownership is due to
                                                         a divorce where the spouse is
                                                         awarded 100% of the account
                                                         value and chooses to continue
                                                         the contract in his or her
                                                         name and meets the age
                                                         requirements of the
                                                         applicable benefit on the
                                                         date the change in ownership
                                                         occurs.
                                                         Benefits do not terminate
                                                         upon assignment.
                                                         Your contract cannot be
                                                         assigned to an institutional
                                                         investor or settlement
                                                         company, either directly or
                                                         indirectly, nor may the
                                                         ownership be changed to an
                                                         institutional investor or
                                                         settlement company.
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS                          AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
DELAWARE  See "Your right to cancel within a certain     If you reside in the state of
          number of days" in "Contract features          Delaware, at the time the
          and benefits"                                  contract was issued, you may
                                                         return your Retirement
                                                         Cornerstone (R) Series
                                                         replacement contract within
                                                         20 days from the date you
                                                         received it and receive a
                                                         full refund of your
                                                         contribution or cash value,
                                                         whichever is greater.

          See "Greater of death benefit" under           If the Guaranteed minimum
          "Guaranteed benefit charges" in                income benefit is elected or
          "Charges and expenses"                         if the Guaranteed minimum
                                                         income benefit is elected
                                                         with the Return of Principal
                                                         death benefit, Highest
                                                         Anniversary Value death
                                                         benefit, or "Greater of"
                                                         death benefit, the maximum
                                                         charge for each benefit is
                                                         1.65%. If the RMD Wealth
                                                         Guard death benefit is
                                                         elected the maximum charge is
                                                         1.40%.
---------------------------------------------------------------------------------------
FLORIDA   See "How you can purchase and                  In the second paragraph of
          contribute to your contract" in "Contract      this section, item (ii)
          features and benefits"                         regarding the $2,500,000
                                                         limitation on contributions
                                                         is deleted. The remainder of
                                                         this section is unchanged.

          See "How you can purchase and                  We may not discontinue the
          contribute to your contract" in "Contract      acceptance of contributions.
          features and benefits"
          See "Credits (for Series CP(R) contracts)" in  If you elect to receive
          "Contract features and benefits"               annuity payments within five
                                                         years of the contract date,
                                                         we will recover the credit
                                                         that applies to any
                                                         contribution made in those
                                                         five years. If you elect to
                                                         receive annuity payments
                                                         after five years from the
                                                         contract date and within
                                                         three years of making any
                                                         contribution, we will recover
                                                         the credit that applies to
                                                         any contribution made within
                                                         the prior three years.

          See "When to expect payments" in               For any payment we defer for
          "Accessing your money"                         more than 30 days, we will
                                                         pay interest to that payment
                                                         based on an annual interest
                                                         rate that is equal to, or
                                                         greater than, the Moody's
                                                         Corporate Bond Yield Average
                                                         Monthly Corporate Rate.
          See "Selecting an annuity payout option"       The following sentence
          under "Your annuity payout options" in         replaces the first sentence
          "Accessing your money"                         of the second paragraph in
                                                         this section:

          See "Annuity maturity date" under "Your        Requests to start receiving
          annuity payout options" in "Accessing          annuity payments before the
          your money"                                    maturity date must be made in
                                                         writing at least 30 days
                                                         prior to the date annuity
                                                         payments are to begin.
          See "Special service charges" in "Charges      The charge for third-party
          and expenses"                                  transfer or exchange applies
                                                         to any transfer or exchange
                                                         of your contract, even if it
                                                         is to another contract issued
                                                         by AXA Equitable. We will not
                                                         impose a charge for
                                                         third-party transfers or
                                                         exchanges if the contract
                                                         owner is age 65 or older at
                                                         issue.
                                                         You can choose the date
                                                         annuity payments begin but it
                                                         may not be earlier than
                                                         twelve months from the
                                                         Retirement Cornerstone(R)
                                                         Series contract date.

          See "Your right to cancel within a certain     If you reside in the state of
          number of days" in "Contract features          Florida, you may cancel your
          and benefits"                                  variable annuity contract and
                                                         return it to us within 21
                                                         days from the date that you
                                                         receive it. You will receive
                                                         an unconditional refund equal
                                                         to the greater of the cash
                                                         surrender value provided in
                                                         the annuity contract, plus
                                                         any fees or charges deducted
                                                         from the contributions or
                                                         imposed under the contract,
                                                         or a refund of all
                                                         contributions paid.

          See "Transferring your account value" in       We may not require a minimum
          "Transferring your money among                 time period between transfers
          investment options"                            or establish a daily maximum
                                                         transfer limit.

          See "Check preparation charge" under           The maximum charge for check
          "Special service charges" in "Charges          preparation is $25.
          and expenses"

          See "Withdrawal charge" under                  If you are age 65 and older
          "Charges that AXA Equitable deducts" in        at the time your contract is
          "Charges and expenses"                         issued, the applicable
                                                         withdrawal charge will not
                                                         exceed 10% of the amount
                                                         withdrawn.

          See "Misstatement of age" in "More             After the second contract
          information"                                   date anniversary, Guaranteed
                                                         benefits may not be
                                                         terminated for misstatement
                                                         of age.
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
FLORIDA      See "Transfers of ownership, collateral     Your Guaranteed benefits will
(CONTINUED)  assignments, loans and borrowing" in        terminate with all transfers
             "More information"                          of ownership, even with a
                                                         change of owner from a trust
                                                         to an individual, unless the
                                                         change of ownership is due to
                                                         a divorce where the spouse is
                                                         awarded 100% of the Total
                                                         account value, chooses to
                                                         continue the contract in his
                                                         or her name and meets the age
                                                         requirements of the
                                                         applicable rider on the date
                                                         the change in ownership
                                                         occurs.
---------------------------------------------------------------------------------------
IOWA         See "Your right to cancel within a certain  If you reside in the state of
             number of days" in "Contract features       Iowa, you may cancel your
             and benefits"                               variable annuity contract and
                                                         return it to us within 15
                                                         days from the date you
                                                         received it. Your refund will
                                                         equal your account value
                                                         under the contract on the day
                                                         we receive notification to
                                                         cancel the contract.
---------------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit and RMD      The "Greater of" death
             Wealth Guard death benefit in               benefit and the RMD Wealth
             "Definitions of key terms", in              Guard death benefit are not
             "Guaranteed minimum death benefits"         available. The only
             and throughout this Prospectus.             Guaranteed minimum death
                                                         benefits that are available
                                                         are the Return of Principal
                                                         death benefit and the Highest
                                                         Anniversary Value death
                                                         benefit. Both of these death
                                                         benefits are available in
                                                         combination with the
                                                         Guaranteed minimum income
                                                         benefit. They are also
                                                         available without the
                                                         Guaranteed minimum income
                                                         benefit.

             See "Guaranteed interest option" under      FOR SERIES CP(R) CONTRACTS
             "What are your investment options under     ONLY:
             the contract?" in "Contract features and    The Guaranteed interest
             benefits"                                   option is not available.

             See "Dollar cost averaging" in "Contract    FOR SERIES CP(R) CONTRACTS
             features and benefits"                      ONLY:
                                                         Investment Simplifier is not
                                                         available.

             See "Credits" in "Contract features and     FOR SERIES CP(R) CONTRACTS
             benefits"                                   ONLY:
                                                         If the owner (or older joint
                                                         owner, if applicable) dies
                                                         during the one-year period
                                                         following our receipt of a
                                                         contribution to which a
                                                         credit was applied, we will
                                                         recover all or a portion of
                                                         the amount of such Credit
                                                         from the account value, based
                                                         on the number of full months
                                                         that elapse between the time
                                                         we receive the contribution
                                                         and the owner's (or older
                                                         joint owner's, if applicable)
                                                         death, as follows:

                          Number of Months                Percentage of Credit
                          ----------------                --------------------
                                 0                                100%
                                 1                                100%
                                 2                                99%
                                 3                                98%
                                 4                                97%
                                 5                                96%
                                 6                                95%
                                 7                                94%
                                 8                                93%
                                 9                                92%
                                 10                               91%
                                 11                               90%
                                 12                               89%

                                          We will not recover the credit on
                                          subsequent contributions made within 3
                                          years prior to annuitization.

  See "GMIB Benefit base" under           For the GMIB, there are caps on the GMIB
  "Guaranteed minimum income benefit" in  benefit base, which are based on a
  "Contract features and benefits"        percentage of total contributions and
                                          transfers to the Protected Benefit account:

    Initial Funding Age               Cap Amount
    -------------------               ----------
    20-49                             350% on GMIB benefit base
    50+                               No Cap on GMIB benefit base
-----------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                                                          AVAILABILITY
 STATE        FEATURES AND BENEFITS                       OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                  The cap is determined by the age of the
(CONTINUED)                                               owner at the time of first funding of the
                                                          Protected Benefit account. If the Protected
                                                          Benefit account is funded at age 50 or
                                                          greater there is no cap. If the Protected
                                                          Benefit account is funded at ages 20 to 49,
                                                          the cap percentage is set to 350% and does
                                                          not change for the life of the contract,
                                                          unless there is a GMIB benefit base reset
                                                          at age 50 or greater. If there is a GMIB
                                                          benefit base reset at age 50 or greater,
                                                          there is no cap, regardless of the age of
                                                          the owner at first funding. If there is a
                                                          GMIB benefit base reset prior to age 50,
                                                          the GMIB benefit base will be capped at
                                                          350%, multiplied by the Protected Benefit
                                                          account value at time of the GMIB benefit
                                                          base reset, plus 350% of all contributions
                                                          and transfers made to the Protected Benefit
                                                          account after the reset. Neither a GMIB
                                                          benefit base reset nor withdrawals from
                                                          your Protected Benefit account will lower
                                                          the cap amount.

              See "75 Day rate lock-in" under             The Roll-up rate lock-in period is 90 days,
              "Guaranteed minimum income benefit" in      beginning on the date you signed client
              "Contract features and benefits"            replacement information authorization form.

              See "Withdrawals treated as surrenders"     We do not have the right to terminate the
              in "Accessing your money"                   contract if no contributions are made
                                                          during the last three contract years and
                                                          the cash value is less than $500.

              See "Your annuity payout options" in        Your choice of annuity payout options
              "Accessing your money"                      includes a straight life fixed income
                                                          annuity.

              See "The amount applied to purchase an      If a non-life contingent form of annuity is
              annuity payout option" in "Accessing        elected, the amount applied to an annuity
              your money"                                 benefit is the greater of the cash value or
                                                          95% of what the cash value would be if
                                                          there were no withdrawal charge applied;
                                                          however, the income provided will never be
                                                          less than that resulting from the Total
                                                          account value applied to the Table of
                                                          Guaranteed Annuity Payments.
              See "Selecting an annuity payout option"    FOR SERIES CP(R) CONTRACTS ONLY:
              under "Your annuity payout option" in       The earliest date annuity payments may
              "Accessing your money"                      begin is 13 months from the issue date.

              See "Charges and expenses"                  Deductions for charges from the guaranteed
                                                          interest option and the Special DCA account
                                                          are not permitted.
                                                          The charge for third-party transfer or
                                                          exchange does not apply.
                                                          The check preparation charge does not apply.
              See "Disability, terminal illness, or       Item (i) is deleted and replaced with the
              confinement to a nursing home"              following: An owner (or older joint owner,
                                                          if applicable) has qualified to receive
                                                          Social Security disability benefits as
                                                          certified by the Social Security
                                                          Administration or meets the definition of a
                                                          total disability as specified in the
                                                          contract. To qualify, a re-certification
                                                          statement from a physician will be required
                                                          every 12 months from the date disability is
                                                          determined.

              See "Transfers of ownership, collateral     Collateral assignments are not limited to
              assignments, loans and borrowing" in        the period prior to the first contract date
              "More information"                          anniversary. You may assign all or a
                                                          portion of your NQ contract at any time,
                                                          pursuant to the terms described in this
                                                          Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within a certain  If you reside in the state of North Dakota
              number of days" in "Contract features       at the time the contract is issued, you may
              and benefits"                               return your Retirement Cornerstone(R)
                                                          Series contract within 20 days from the
                                                          date that you receive it and receive a full
                                                          refund of your contributions or cash value,
                                                          whichever is greater.

              See "Your beneficiary and payment of        Amounts allocated to the Guaranteed
              benefit" in "Payment of death benefit"      interest option will continue to earn
                                                          interest until the applicable death benefit
                                                          is paid. This means that your death benefit
                                                          (other than the applicable guaranteed
                                                          minimum death benefit) will be increased by
                                                          the amount of interest credited to any
                                                          assets in the Guaranteed interest option up
                                                          until the date on which we pay the death
                                                          benefit.
------------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------

                                                             AVAILABILITY
                                                             OR
 STATE       FEATURES AND BENEFITS                           VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                                Available for direct rollovers from U.S.
                                                             source 401(a) plans and direct transfers
                                                             from the same type of U.S. source IRAs.

             SEP IRA contracts and QP (Defined               Not Available
             Benefit) contracts (For Series B, Series CP(R)
             and Series L contracts only)

             See "Purchase considerations for a              We do not offer contracts to charitable
             charitable remainder trust" under "Owner        remainder trusts in Puerto Rico.
             and annuitant requirements" in "Contract
             features and benefits"

             See "How you can make contributions" in         Specific requirements for purchasing QP
             "Contract features and benefits" (For           contracts in Puerto Rico are outlined
             Series B, Series CP(R) and Series L contracts   below in "Purchase considerations for QP
             only)                                           (Defined Contribution) contracts in
                                                             Puerto Rico".

             See "Guaranteed minimum income                  Restrictions for the GMIB on a Puerto
             benefit" in "Contract features and              Rico QPDC contract are described below,
             benefits" (For Series B, Series CP(R) and       under "Purchase considerations for QP
             Series L contracts only)                        (Defined Contribution) contracts in
                                                             Puerto Rico", and in your contract.

             See "Transfers of ownership, collateral         Transfers of ownership of QP contracts
             assignments, loans and borrowing" in            are governed by Puerto Rico law. Please
             "More information" (For Series B, Series        consult your tax, legal or plan advisor
             CP(R) and Series L contracts only)              if you intend to transfer ownership of
                                                             your contract.

             "Purchase considerations for QP (Defined        PURCHASE CONSIDERATIONS FOR QP (DEFINED
             Contribution) contracts in Puerto Rico"         CONTRIBUTION) CONTRACTS IN PUERTO RICO:
             -- this section replaces "Appendix II:          Trustees who are considering the
             Purchase considerations for QP contracts"       purchase of a Retirement Cornerstone(R)
             in this Prospectus. (For Series B, Series       Series QP contract in Puerto Rico should
             CP(R) and Series L contracts only)              discuss with their tax, legal and plan
                                                             advisors whether this is an appropriate
                                                             investment vehicle for the employer's
                                                             plan. Trustees should consider whether
                                                             the plan provisions permit the
                                                             investment of plan assets in the QP
                                                             contract, the Guaranteed minimum income
                                                             benefit, and the payment of death
                                                             benefits in accordance with the
                                                             requirements of Puerto Rico income tax
                                                             rules. The QP contract and this
                                                             Prospectus should be reviewed in full,
                                                             and the following factors, among others,
                                                             should be noted.

                                                             LIMITS ON CONTRACT OWNERSHIP
                                                             .   The QP contract is offered only as a
                                                                 funding vehicle to qualified plan
                                                                 trusts of single participant defined
                                                                 contribution plans that are tax-
                                                                 qualified under Puerto Rico law, not
                                                                 United States law. The contract is
                                                                 not available to US qualified plans
                                                                 or to defined benefit plans
                                                                 qualifying under Puerto Rico law.

                                                             .   The QP contract owner is the
                                                                 qualified plan trust. The annuitant
                                                                 under the contract is the
                                                                 self-employed Puerto Rico resident,
                                                                 who is the sole plan participant.

                                                             .   This product should not be purchased
                                                                 if the self-employed individual
                                                                 anticipates having additional
                                                                 employees become eligible for the
                                                                 plan. We will not allow additional
                                                                 contracts to be issued for
                                                                 participants other than the original
                                                                 business owner.

                                                             .   If the business that sponsors the
                                                                 plan adds another employee who
                                                                 becomes eligible for the plan, no
                                                                 further contributions may be made to
                                                                 the contract. If the employer moves
                                                                 the funds to another funding vehicle
                                                                 that can accommodate more than one
                                                                 employee, this move could result in
                                                                 surrender charges, if applicable,
                                                                 and the loss of guaranteed benefits
                                                                 in the contract.

                                                             LIMITS ON CONTRIBUTIONS:
                                                             .   All contributions must be direct
                                                                 transfers from other investments
                                                                 within an existing qualified plan
                                                                 trust.

                                                             .   Employer payroll contributions are
                                                                 not accepted.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------
                                                             AVAILABILITY
 STATE           FEATURES AND BENEFITS                       OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                  .   Only one additional transfer
(CONTINUED)                                                      contribution may be made per contract
                                                                 year.

                                                             .   Checks written on accounts held in the
                                                                 name of the employer instead of the
                                                                 plan or the trustee will not be
                                                                 accepted.

                                                             .   As mentioned above, if a new employee
                                                                 becomes eligible for the plan, the
                                                                 trustee will not be permitted to make
                                                                 any further contributions to the
                                                                 contract established for the original
                                                                 business owner.

                                                             LIMITS ON PAYMENTS:
                                                             .   Loans are not available under the
                                                                 contract.

                                                             .   All payments are made to the plan trust
                                                                 as owner, even though the plan
                                                                 participant/annuitant is the ultimate
                                                                 recipient of the benefit payment.

                                                             .   AXA Equitable does no tax reporting or
                                                                 withholding of any kind. The plan
                                                                 administrator or trustee will be solely
                                                                 responsible for performing or providing
                                                                 for all such services.

                                                             .   AXA Equitable does not offer contracts
                                                                 that qualify as IRAs under Puerto Rico
                                                                 law. The plan trust will exercise the
                                                                 GMIB and must continue to hold the
                                                                 supplementary contract for the duration
                                                                 of the GMIB payments. The contract
                                                                 cannot be converted to an IRA.

                                                             PLAN TERMINATION:
                                                             .   If the plan participant terminates the
                                                                 business, and as a result wishes to
                                                                 terminate the plan, the trust would
                                                                 have to be kept in existence to receive
                                                                 payments. This could create expenses
                                                                 for the plan.

                                                             .   If the plan participant terminates the
                                                                 plan and the trust is dissolved, or if
                                                                 the plan trustee (which may or may not
                                                                 be the same as the plan participant) is
                                                                 unwilling to accept payment to the plan
                                                                 trust for any reason, AXA Equitable
                                                                 would have to change the contract from
                                                                 a Puerto Rico QP to NQ in order to make
                                                                 payments to the individual as the new
                                                                 owner. Depending on when this occurs,
                                                                 it could be a taxable distribution from
                                                                 the plan, with a potential tax of the
                                                                 entire account value of the contract.
                                                                 Puerto Rico income tax withholding and
                                                                 reporting by the plan trustee could
                                                                 apply to the distribution transaction.

                                                             .   If the plan trust is receiving GMIB
                                                                 payments and the trust is subsequently
                                                                 terminated, transforming the contract
                                                                 into an individually owned NQ contract,
                                                                 the trustee would be responsible for
                                                                 the applicable Puerto Rico income tax
                                                                 withholding and reporting on the
                                                                 present value of the remaining annuity
                                                                 payment stream.

                                                             .   AXA Equitable is a U.S. insurance
                                                                 company, therefore distributions under
                                                                 the NQ contract could be subject to
                                                                 United States taxation and withholding
                                                                 on a "taxable amount not determined"
                                                                 basis.

                                                             We require owners or beneficiaries of
                                                             annuity contracts in Puerto Rico which are
                                                             not individuals to document their status to
                                                             avoid 30% FATCA withholding from
                                                             U.S.-source income.
-----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND     See "Your right to cancel within a certain  If you reside in the state of Rhode Island,
                 number of days" in "Contract features       you may cancel your variable annuity
                 and benefits"                               contract and return it to us within 15 days
                                                             from the date you received it. Your refund
                                                             will equal your account value under the
                                                             contract on the day we receive notification
                                                             to cancel the contract.
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS            See "Your right to cancel within a certain  If you reside in the state of Texas, you
                 number of days" in "Contract features       may cancel your variable annuity contract
                 and benefits"                               and return it to us within 15 days from the
                                                             date you received it. Your refund will
                                                             equal your account value under the contract
                                                             on the day we receive notification to
                                                             cancel the contract.
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON D.C.  See "Your right to cancel within a certain  If you reside in the district of
                 number of days" in "Contract features       Washington, D.C., at the time the contract
                 and benefits"                               was issued, you may return your Retirement
                                                             Cornerstone(R) Series replacement contract
                                                             within 10 days from the date you received
                                                             it and receive a refund of your Total
                                                             account value under the contract on the day
                                                             we receive notification to cancel the
                                                             contract.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLES FOR GMIB

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

------------------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST
  END            PROTECTED                                    RETURN OF    ANNIVERSARY
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE     ROLL-UP TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT         BENEFIT      "GREATER OF" BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE                BASE
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/    $130,073
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/    $128,224
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE FOR RMD WEALTH GUARD DEATH BENEFIT

EXAMPLE #3

Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:

---------------------------------------------------------------------------------------------

                                 PROTECTED                   PROTECTED
                     ASSUMED      BENEFIT                     BENEFIT         RMD WEALTH
      END              NET     ACCOUNT VALUE               ACCOUNT VALUE     GUARD DEATH
OF CONTRACT YEAR AGE RETURN  BEFORE WITHDRAWAL WITHDRAWAL AFTER WITHDRAWAL   BENEFIT BASE
---------------------------------------------------------------------------------------------
       0         65              $100,000                     $100,000       $100,000/(1)/
---------------------------------------------------------------------------------------------
       1         66    3.0%      $103,000        $    0       $103,000       $103,000/(1)/
---------------------------------------------------------------------------------------------
       2         67    4.0%      $107,120        $    0       $107,120       $107,120/(1)/
---------------------------------------------------------------------------------------------
       3         68  (1.0)%      $106,049        $5,000       $101,049       $102,069/(1)(2)/
---------------------------------------------------------------------------------------------
       4         69    3.0%      $104,080        $    0       $104,080       $104,080/(1)/
---------------------------------------------------------------------------------------------
       5         70    4.0%      $108,243        $    0       $108,243       $108,243/(1)/
---------------------------------------------------------------------------------------------

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)
       6         71    5.0%      $113,656        $4,293       $109,363       $109,363/(3)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $112,644        $    0       $112,644       $109,363/(4)/
---------------------------------------------------------------------------------------------

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)
       6         71    5.0%      $113,656        $6,000       $107,656       $107,656/(5)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $110,885        $    0       $110,885       $107,656/(6)/
---------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).

(2)The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 701/2 and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 701/2 are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.

For example:

  . At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 - 1.0%) - $5,000). Since the
      withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 - $5,051). The RMD
      Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS RMD WITHDRAWAL AMOUNT)

(3)The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.

(4)After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES A WITHDRAWAL IN EXCESS OF RMD WITHDRAWAL LIMIT)

(5)The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243
      - $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).

(6)After a withdrawal is taken in the calendar year in which the age turns
   701/2 or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you elected the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           15%                    25%
--------------------------------------------------------------------------
            1st                       18%                    28%
--------------------------------------------------------------------------
            2nd                       21%                    31%
--------------------------------------------------------------------------
            3rd                       24%                    34%
--------------------------------------------------------------------------
            4th                       27%                    37%
--------------------------------------------------------------------------
            5th                       30%                    40%
--------------------------------------------------------------------------
            6th                       33%                    43%
--------------------------------------------------------------------------
            7th                       36%                    46%
--------------------------------------------------------------------------
            8th                       39%                    49%
--------------------------------------------------------------------------
            9th                       42%                    52%
--------------------------------------------------------------------------
     10th (and later)                 45%                    55%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 15% on the first day of the first ATP year to 18% on the first day on the second ATP year. The maximum transfer point moves similarly during the first ATP year from 25% on the first day of the first ATP year to 28% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------------
                                                                      MAY 14
                                   MAY 15                            FIRST ATP
                                  (DAY 1 OF                            YEAR
                               FIRST ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
-------------------------------------------------------------------------------
   Minimum Transfer Point            15%       15.75% 16.5%  17.25%     18%
-------------------------------------------------------------------------------
   Maximum Transfer Point            25%       25.75% 26.5%  27.25%     28%
-------------------------------------------------------------------------------

                                    VIII-1

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            18%        18.75% 19.5%  20.25%     21%
--------------------------------------------------------------------------------
   Maximum Transfer Point            28%        28.75% 29.5%  30.25%     31%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

                                    VIII-2

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       25%                                37%                                 45%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 27%                      Minimum = 30%                       Minimum = 33%
                     Maximum = 37%                      Maximum = 40%                       Maximum = 43%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.37 - 0.3) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current          $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                        (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000         Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra     option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment                                     SCENARIO 2 - if current amount
option)                                                 in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 = -
                                                        $15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
-------------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

                                    VIII-3

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

The following is an example of the ATP year set back:

-----------------------------------------------------------------------------------------------------------------------------
                       CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2            CONTRIBUTION/TRANSFER #3
-----------------------------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                  ATP year 4
                                                                   [A = 4]
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS       Contract is in month 3 of the       Contract is now in month 5 of       Contract is now in month 7 of
                  current contract year.              the same contract year.             the same contract year.
                  Total contract year to date         Total contract year to date         Total contract year to date
                  contributions and transfers to the  contributions and transfers to the  contributions and transfers to the
                  Protected Benefit account as of     Protected Benefit account as of     Protected Benefit account as of
                  the valuation day prior to the      the valuation day prior to the      the valuation day prior to the
                  transaction date of the ATP set     transaction date of the ATP set     transaction date of the ATP set
                  back calculation = $0 [B = 0]       back calculation = $300             back calculation = $600
                  The contribution and/or transfer    [B = 300]                           [B = 600]
                  to the Protected Benefit account    The contribution and/or transfer    The contribution and/or transfer
                  on the transaction date of the      to the Protected Benefit account    to the Protected Benefit account
                  ATP set back calculation = $300     on the transaction date of the      on the transaction date of the
                  [C = 300]                           ATP set back calculation = $300     ATP set back calculation =
                  Value of the GMIB benefit base      [C = 300]                           $1,200 [C = 1,200]
                  including the pro rata Roll-up      Value of the GMIB benefit base      Value of the GMIB benefit base
                  amount as of the valuation day      including the pro rata Roll-up      including the pro rata Roll-up
                  prior to the ATP set back           amount as of the valuation day      amount as of the valuation day
                  calculation = $616.92               prior to the ATP set back           prior to the ATP set back
                  [D = 616.92]                        calculation = $926.11               calculation = $1,238.41
                                                      [D = 926.11]                        [D = 1,238.41]
-----------------------------------------------------------------------------------------------------------------------------

                                    VIII-4

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------------------------
                                   CONTRIBUTION/TRANSFER #1        CONTRIBUTION/TRANSFER #2
--------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98       (4-1) X (300 +300) = 1.47
       (A - 1) X (B + C)           616.92 + 300                   926.11 + 300
             D + C               Rounded to the nearest whole  Rounded to the nearest whole
                                 year = 1                      year = 1
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP   New ATP year = 4-1 = 3 (ATP
Current ATP year - ATP year set  year is set back by 1)        year has already been set back to
back = New ATP year              NEW ATP YEAR = 3              year 3. No additional set back
                                                               will occur.)
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                                     CONTRIBUTION/TRANSFER #3
------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           1,238.41 + 1200
             D + C               Rounded to the nearest whole
                                 year = 2
------------------------------------------------------------------
------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1 additional
back = New ATP year              year)
                                 NEW ATP YEAR = 2
------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the seventh month of the fifth ATP year. The number of completed months in the current ATP year is six. The minimum transfer point is 28.5%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(27% + 30%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 Highest Anniversary Value benefit base is $110,000, Roll-up to age 85 benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $128,186
                      -------------------
                       1 - .285 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($128,186) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($128,186), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($128,186), as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($128,186).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $130,000 ($110,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $148,186 ($128,186 + $20,000).

                                    VIII-5

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:

  New benefit base =  (1- 3%) X 120,000   _ 3,250              = $154,474
                      -------------------
                       1 -0.285 + 0.023

Your GMIB benefit base is adjusted to $154,474.

                                    VIII-6

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B & SERIES L)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (if you were age 20-64 on your contract date); or
                             through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, the first contract date anniversary. However, regardless of the benefits you
                             elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or, if later, until the first contract date anniversary.
                             However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           SEP IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($55,000 after cost of living adjustment for 2018).
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular traditional IRA contributions are not permitted unless and until the SEP-IRA designation is removed on our records and the contract is designated as a traditional IRA only.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85, or if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70, or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Any contributions made after age 701/2 must be net of required minimum distributions.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (if you were age 20-64 on your contract date); or
                             through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected
                             Benefit account, subsequent contributions to your Protected
                             Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

----------------------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
                         ROTH IRA)
 CONTRACT TYPE                       (AVAILABLE FOR SERIES B & SERIES L ONLY)
----------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70
                         .   Not available for Series CP(R)
----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
----------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
----------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
----------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account until age 80. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to the Investment account through age 85.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
----------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                         .   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected
                             Benefit account through age 64, or if later, until your first contract date anniversary (if you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your
                             Protected Benefit account, subsequent contributions to your
                             Protected Benefit account will no longer be permitted.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix X: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $11.88   $10.98  $10.24  $10.78
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,157    1,119     938     662
-------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
-------------------------------------------------------------------------
   Unit value                            $10.35   $10.09  $ 9.75      --
-------------------------------------------------------------------------
   Number of units outstanding (000's)      382      248      63      --
-------------------------------------------------------------------------
1290 VT EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $22.96   $20.08  $18.01  $18.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)      718      720     707     682
-------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-------------------------------------------------------------------------
   Unit value                            $14.27   $13.61  $12.81  $12.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)      506      517     493     459
-------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $27.98   $24.41  $20.06  $21.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)    6,351    5,995   5,609   4,915
-------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-------------------------------------------------------------------------
   Unit value                            $11.74   $11.17  $10.13  $10.59
-------------------------------------------------------------------------
   Number of units outstanding (000's)      535      462     433     308
-------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 9.21   $ 8.33  $ 6.51  $ 8.89
-------------------------------------------------------------------------
   Number of units outstanding (000's)      306      334     175      85
-------------------------------------------------------------------------
1290 VT REAL ESTATE
-------------------------------------------------------------------------
   Unit value                            $12.12   $11.14  $10.78  $11.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)      597      577     439     271
-------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
-------------------------------------------------------------------------
   Unit value                            $11.78   $10.82  $10.04  $10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)    3,545    3,940   4,291   4,675
-------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $13.58   $10.22  $11.14  $11.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)      498      512     556     505
-------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------
   Unit value                            $16.32   $14.26  $13.19  $13.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,433      983     826     628
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                             FOR THE YEAR ENDING DECEMBER 31,
                                                            ---------------------------------------
                                                              2017          2016     2015    2014
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------
   Unit value                                               $  26.38      $  23.97 $  19.79 $ 20.38
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         3,012         2,616    1,957   1,354
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM /
---------------------------------------------------------------------------------------------------
   Unit value                                               $  10.28      $  10.08 $   9.93 $ 10.07
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,537         2,417    1,452     627
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM /
---------------------------------------------------------------------------------------------------
   Unit value                                               $  14.45      $  11.65 $  11.59 $ 11.75
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           670           596      552     326
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
---------------------------------------------------------------------------------------------------
   Unit value                                               $  12.37      $   9.71 $   9.37 $  9.82
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,282         2,023    1,676     960
---------------------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  16.07      $  14.07 $  13.06 $ 13.39
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       166,037       137,739  117,206  78,119
---------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  14.54      $  13.41 $  12.82 $ 13.08
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       131,075       126,288  113,639  91,852
---------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  13.53      $  12.69 $  12.25 $ 12.47
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        68,930        66,225   57,851  48,006
---------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  11.64      $  11.31 $  11.14 $ 11.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        40,547        42,959   35,647  29,801
---------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  16.79      $  14.96 $  14.02 $ 14.35
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       164,626       146,086  127,820  91,406
---------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  12.83      $  10.29 $  10.41 $ 11.02
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           322           306      300     263
---------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  21.52      $  19.15 $  16.82 $ 17.75
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           363           329      290     240
---------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                                               $  23.52      $  21.21 $  18.27 $ 19.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           167           148      124     100
---------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------
   Unit value                                               $  14.42      $  13.15 $  12.65 $ 12.93
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         5,349         5,512    5,429   4,693
---------------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                            -----------------------------------
                                              2017     2016     2015     2014
-------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                               $  15.65 $  14.18 $  13.42 $  13.71
-------------------------------------------------------------------------------
   Number of units outstanding (000's)       258,076  251,896  237,051  202,854
-------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------
   Unit value                               $  10.16 $  10.10 $  10.09 $  10.23
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         6,602   13,003    2,768      155
-------------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  10.98 $   9.69 $   9.44       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        41,035   28,220   11,856       --
-------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  13.43 $  12.05 $  11.77 $  12.00
-------------------------------------------------------------------------------
   Number of units outstanding (000's)       138,077  135,772  131,091  103,758
-------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  28.51 $  23.55 $  21.19 $  22.11
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           971      916      894      739
-------------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  10.94 $  10.04 $   9.60       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        35,573   24,175    8,973       --
-------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  10.49 $   9.68 $   9.50       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        19,337   14,099    5,585       --
-------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------------
   Unit value                               $  19.52 $  15.46 $  16.38 $  17.56
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,211    1,218    1,319    1,315
-------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  11.56 $  10.57       --       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         9,659    4,367       --       --
-------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  25.65 $  19.30 $  18.31 $  16.63
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,454    1,118      641      561
-------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------------------------------------------------
   Unit value                               $  14.47 $  12.89 $  12.58 $  12.87
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         3,985    3,907    3,781    3,721
-------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-------------------------------------------------------------------------------
   Unit value                               $  27.12 $  21.27 $  20.03 $  19.80
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,171    1,153    1,149      900
-------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
-------------------------------------------------------------------------------
   Unit value                               $  10.88 $   9.95 $   9.48       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           225      177      171       --
-------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  -------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $ 11.07  $  9.94 $  9.43      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                158      164     117      --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $ 19.86  $ 18.08 $ 14.63 $ 17.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                302      306     295     242
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 11.73  $ 10.25 $ 10.29 $ 10.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,706    2,586   2,368     641
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 12.59  $ 10.69 $  9.90      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                933      685     388      --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 13.29  $ 11.31 $  9.99 $ 10.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,163      990     680     160
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 11.80  $ 10.62 $  9.86      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                325      282     190      --
----------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
----------------------------------------------------------------------------------
   Unit value                                     $ 10.67  $ 10.45 $  9.72      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                534      375     197      --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $ 20.97  $ 19.65 $ 16.88 $ 18.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              4,343    4,386   4,345   3,867
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 25.12  $ 21.13 $ 19.16 $ 19.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,213      989     894     630
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 10.63  $ 10.62 $ 10.61 $ 10.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             13,658   13,957  14,039  14,262
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $ 10.33  $  7.81 $  7.21 $  8.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                358      268     165     135
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 25.06  $ 20.98 $ 19.11 $ 19.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,842    4,944   3,812   2,626
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $  9.98  $ 10.08 $ 10.16 $ 10.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,978    6,304   6,132   6,321
----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------
   Unit value                            $13.55   $11.14  $11.04  $11.43
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,389    1,202   1,095     614
-------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-------------------------------------------------------------------------
   Unit value                            $23.63   $20.29  $17.51  $18.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)      968      937     957     827
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
   Unit value                            $27.44   $21.51  $20.50  $19.80
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,295    1,094     867     654
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
   Unit value                            $23.02   $20.64  $17.95  $19.03
-------------------------------------------------------------------------
   Number of units outstanding (000's)      906      729     623     445
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $16.50   $12.65  $12.57  $12.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,255    1,048     981     797
-------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                            $26.56   $23.31  $19.69  $20.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,585    1,417   1,171     873
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.04   $ 9.12  $ 9.24  $ 9.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,616    5,367   3,966   2,305
-------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $21.03   $15.71  $15.91  $15.62
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,739    1,591   1,622   1,226
-------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
-------------------------------------------------------------------------
   Unit value                            $10.61   $10.45  $ 9.59  $ 9.95
-------------------------------------------------------------------------
   Number of units outstanding (000's)      897      665     424     236
-------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.56   $ 9.51  $ 9.45  $ 9.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,700    1,734   1,568   1,378
-------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------
   Unit value                            $25.70   $22.84  $19.20  $20.38
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,092      959     799     577
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $28.39   $21.56  $21.56  $19.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)    3,557    3,158   2,810   2,063
-------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------
   Unit value                            $23.72   $19.76  $18.59  $18.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,334    4,315   4,103   3,348
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2017     2016    2015    2014
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $23.00   $19.34  $17.50  $18.03
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,212    2,072   1,980   1,568
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.50   $12.71  $11.92  $12.32
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         4,155    3,546   2,881   2,133
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.95   $10.46  $ 9.70  $10.16
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           112       95      49      16
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.26   $13.63  $12.35  $12.51
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,496    1,351     817     432
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.65   $15.06  $13.49  $14.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           673      660     684     703
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.85   $14.65  $13.01  $14.19
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,360    2,369   2,469   2,040
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.64   $13.98  $12.21  $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,547    2,386   1,888   1,550
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.39   $12.98  $12.18  $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         3,151    3,056   2,914   2,500
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $22.16   $20.26  $18.12  $20.29
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           918    1,014   1,033     889
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.50   $10.42  $10.06  $10.14
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           784      691     554     118
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.83   $11.58  $11.85  $10.80
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,151    1,114     885      98
----------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.36   $19.97  $17.67  $17.58
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,569    2,267   1,264     582
----------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.86   $10.85  $ 9.57      --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,164      807     428      --
----------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------
   Unit value                            $17.00   $15.28  $15.21  $15.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,625    2,773   2,783   2,423
-------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------
   Unit value                            $12.92   $12.33  $11.27  $11.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,503    1,405   1,292   1,045
-------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------
   Unit value                            $15.72   $12.98  $13.24  $13.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,023    2,062   2,021   1,681
-------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $18.30   $16.17  $14.48  $15.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)      584      590     559     470
-------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $23.26   $20.72  $18.77  $20.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)      512      460     387     253
-------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-------------------------------------------------------------------------
   Unit value                            $12.44   $10.65  $11.08  $12.25
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,327    1,541   1,837   1,962
-------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $19.78   $17.34  $16.43  $16.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      492      526     560     524
-------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------
   Unit value                            $10.93   $12.67  $ 9.54  $12.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,841    1,872   1,617   1,315
-------------------------------------------------------------------------
IVY VIP HIGH INCOME
-------------------------------------------------------------------------
   Unit value                            $17.36   $16.49  $14.38  $15.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,983    4,604   4,507   4,025
-------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $24.81   $19.81  $18.91  $20.34
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,590    1,570   1,540   1,320
-------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 8.10   $ 7.97  $ 6.52  $ 8.51
-------------------------------------------------------------------------
   Number of units outstanding (000's)      859      895     902     858
-------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $27.24   $20.89  $20.84  $21.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,721    1,721   1,755   1,445
-------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $21.68   $17.84  $17.56  $17.46
-------------------------------------------------------------------------
   Number of units outstanding (000's)      890      836     839     605
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31,
                                                                --------------------------------
                                                                 2017     2016    2015    2014
------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $13.12   $10.40  $ 8.73  $11.06
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           4,539    4,388   4,303   3,914
------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $14.24   $13.21  $11.94  $12.28
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           3,695    3,072   2,524   1,193
------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $20.34   $16.25  $15.85  $15.11
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           6,407    5,940   5,208   3,639
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $23.20   $19.10  $17.87  $18.11
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             303      299     302     259
------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $24.10   $19.06  $18.24      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             420      381     345      --
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $19.06   $16.86  $15.36  $18.25
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,638    1,610   1,516   1,258
------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------
   Unit value                                                   $24.52   $19.05  $18.66  $18.18
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             376      381     360     287
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                                                   $27.52   $22.01  $20.89  $21.49
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             445      417     428     330
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------
   Unit value                                                   $26.22   $24.31  $20.68  $22.18
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             257      276     230     198
------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit value                                                   $15.18   $11.06  $10.28      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             611      352     135      --
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $11.35   $ 9.07  $ 9.36  $ 9.34
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             165      153     121      37
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.52   $ 9.04  $ 9.22  $ 9.84
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              87       77      33      10
------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 6.94   $ 6.89  $ 6.08  $ 8.29
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,309    1,391   1,435   1,326
------------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING DECEMBER 31,
                                                    --------------------------------
                                                     2017     2016    2015    2014
------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $11.63   $11.37  $10.97  $11.43
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               3,051    3,229   3,271   3,349
------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $12.12   $11.71  $11.57  $11.68
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               7,400    7,160   6,778   6,307
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                       $33.47   $27.68  $33.17  $32.54
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 994    1,030   1,074     779
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------
   Unit value                                       $10.19   $ 9.64  $ 9.26  $ 9.61
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 326      230     208      91
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $10.35   $ 9.21  $ 9.38  $10.05
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 222      201     189      41
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                       $39.94   $31.79  $36.07  $32.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               2,081    2,012   2,006   1,356
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.50   $ 9.02  $ 7.78  $ 9.80
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 768      664     623     503
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.28   $12.21  $12.01  $12.72
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               5,899    5,998   6,273   5,711
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                       $ 8.51   $ 8.80  $ 6.21  $ 9.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,828    1,999   1,979   1,980
------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



-----------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDING DECEMBER 31,
                                                   --------------------------------
                                                    2017     2016    2015    2014
-----------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                      $11.64   $10.81  $10.12  $10.70
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                125      143     146      91
-----------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
-----------------------------------------------------------------------------------
   Unit value                                      $10.24   $10.02  $ 9.72      --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 55       49      26      --
-----------------------------------------------------------------------------------
1290 VT EQUITY INCOME
-----------------------------------------------------------------------------------
   Unit value                                      $22.22   $19.51  $17.57  $18.18
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                116      136     140     102
-----------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-----------------------------------------------------------------------------------
   Unit value                                      $13.81   $13.23  $12.49  $12.38
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                186      192     205     154
-----------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------
   Unit value                                      $27.07   $23.72  $19.57  $21.11
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,017    1,117   1,102     839
-----------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-----------------------------------------------------------------------------------
   Unit value                                      $11.51   $10.99  $10.01  $10.51
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 91      104      99      76
-----------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-----------------------------------------------------------------------------------
   Unit value                                      $ 9.03   $ 8.20  $ 6.44  $ 8.83
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 36       38      19      13
-----------------------------------------------------------------------------------
1290 VT REAL ESTATE
-----------------------------------------------------------------------------------
   Unit value                                      $11.89   $10.96  $10.66  $11.06
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                120      146     129      81
-----------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $11.52   $10.62  $ 9.89  $10.86
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                515      606     726     854
-----------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $13.14   $ 9.93  $10.87  $11.30
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 59       54      57      50
-----------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------
   Unit value                                      $15.79   $13.86  $12.86  $13.63
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                195       76      71      57
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
-----------------------------------------------------------------------------------
   Unit value                                      $25.52   $23.29  $19.31  $19.96
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                443      476     418     238
-----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM /
-----------------------------------------------------------------------------------
   Unit value                                      $10.08   $ 9.92  $ 9.82  $10.00
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                761      827     612     186
-----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-----------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31,
                                                        ---------------------------------
                                                         2017     2016     2015    2014
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM /
-----------------------------------------------------------------------------------------
   Unit value                                           $ 14.17  $ 11.47  $ 11.46 $ 11.66
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      137      135      142      91
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
-----------------------------------------------------------------------------------------
   Unit value                                           $ 12.13  $  9.56  $  9.26 $  9.75
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      551      544      552     425
-----------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 15.70  $ 13.80  $ 12.87 $ 13.24
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   32,171   32,455   34,040  25,298
-----------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 14.07  $ 13.03  $ 12.51 $ 12.81
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   17,274   18,120   18,444  14,966
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 13.09  $ 12.33  $ 11.95 $ 12.21
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    6,802    7,750    7,478   6,059
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 11.26  $ 10.98  $ 10.87 $ 11.07
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    4,393    6,268    6,147   3,631
-----------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 16.25  $ 14.53  $ 13.68 $ 14.05
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   29,765   30,365   30,632  22,820
-----------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 12.42  $ 10.00  $ 10.15 $ 10.79
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       26       38       42      29
-----------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 20.82  $ 18.60  $ 16.41 $ 17.39
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       36       43      569      24
-----------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 22.76  $ 20.61       18      19
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       13       12       13      15
-----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------
   Unit value                                           $ 13.95  $ 12.78  $ 12.34 $ 12.66
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      714      729      687     480
-----------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                           $ 15.14  $ 13.78  $ 13.09 $ 13.42
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   29,115   30,996   31,612  25,325
-----------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                           $  9.91  $  9.89  $  9.92 $ 10.09
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    3,782    8,144    1,060      61
-----------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            -------------------------------
                                             2017     2016    2015    2014
----------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 10.86  $  9.63 $  9.42      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,759    2,700   2,189      --
----------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 13.06  $ 11.77 $ 11.54 $ 11.81
----------------------------------------------------------------------------
   Number of units outstanding (000's)       25,118   26,435  29,024  23,726
----------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 27.59  $ 22.88 $ 20.67 $ 21.66
----------------------------------------------------------------------------
   Number of units outstanding (000's)          568      517     241     162
----------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.83  $  9.97 $  9.58      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,344    1,334     933      --
----------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.38  $  9.62 $  9.47      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)          701      730     536      --
----------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------
   Unit value                               $ 18.89  $ 15.02 $ 15.97 $ 17.20
----------------------------------------------------------------------------
   Number of units outstanding (000's)          149      163     187     175
----------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 11.47  $ 10.53      --      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           17       10      --      --
----------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 24.81  $ 18.75 $ 17.86 $ 16.29
----------------------------------------------------------------------------
   Number of units outstanding (000's)          144      128      84      59
----------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 14.00  $ 12.52 $ 12.27 $ 12.61
----------------------------------------------------------------------------
   Number of units outstanding (000's)          799      838     810     604
----------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 26.24  $ 20.66 $ 19.54 $ 19.39
----------------------------------------------------------------------------
   Number of units outstanding (000's)          143      147     152     121
----------------------------------------------------------------------------
CHARTER/SM/ MODERATE
----------------------------------------------------------------------------
   Unit value                               $ 10.76  $  9.87 $  9.45      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           11       11       7      --
----------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 10.94  $  9.86 $  9.39      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           --       --      --      --
----------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------
   Unit value                               $ 24.23  $ 22.15 $ 17.99 $ 21.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)           61      365     532      52
----------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.57   $10.14  $10.22  $10.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               457      519     546     134
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $12.44   $10.61  $ 9.86      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                39       38      30      --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $13.10   $11.20  $ 9.92  $10.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               233      230     189      26
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.66   $10.54  $ 9.82      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                27       30      25      --
----------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
----------------------------------------------------------------------------------
   Unit value                                     $10.55   $10.37  $ 9.68      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               104       97      62      --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $20.29   $19.09  $16.46  $17.85
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               734      785     803     616
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.30   $20.52  $18.69  $19.03
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               131      119     134     107
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $10.29   $10.32  $10.35  $10.48
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               775      785     682     505
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $10.12   $ 7.69  $ 7.13  $ 8.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       98      67      76
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.25   $20.38  $18.64  $18.81
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,730    1,359   1,678   1,173
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 9.66   $ 9.79  $ 9.91  $10.04
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               147      177     224     227
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                                     $13.11   $10.82  $10.77  $11.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               417      368     321     510
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                                     $22.86   $19.71  $17.08  $18.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       99     125     112
----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            --------------------------------
                                             2017     2016    2015    2014
----------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------
   Unit value                               $26.55   $20.90  $19.99  $19.39
----------------------------------------------------------------------------
   Number of units outstanding (000's)         183      148     150     126
----------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------
   Unit value                               $22.27   $20.05  $17.51  $18.64
----------------------------------------------------------------------------
   Number of units outstanding (000's)         186      177     649     338
----------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------
   Unit value                               $15.96   $12.29  $12.26  $12.45
----------------------------------------------------------------------------
   Number of units outstanding (000's)         245      250     259     170
----------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------
   Unit value                               $25.70   $22.64  $19.21  $20.11
----------------------------------------------------------------------------
   Number of units outstanding (000's)         390      732     306     386
----------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------
   Unit value                               $ 8.74   $ 8.86  $ 9.01  $ 9.17
----------------------------------------------------------------------------
   Number of units outstanding (000's)         597      885     824     577
----------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------
   Unit value                               $20.35   $15.26  $15.52  $15.30
----------------------------------------------------------------------------
   Number of units outstanding (000's)         827      368     405     284
----------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------
   Unit value                               $10.40   $10.28  $ 9.48  $ 9.88
----------------------------------------------------------------------------
   Number of units outstanding (000's)         198      159     140      63
----------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------
   Unit value                               $ 9.25   $ 9.24  $ 9.21  $ 9.40
----------------------------------------------------------------------------
   Number of units outstanding (000's)         242      430     373     394
----------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------
   Unit value                               $24.86   $22.18  $18.72  $19.96
----------------------------------------------------------------------------
   Number of units outstanding (000's)         282      658     203     235
----------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------
   Unit value                               $27.47   $20.95  $21.03  $19.41
----------------------------------------------------------------------------
   Number of units outstanding (000's)         978      642     632     489
----------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $22.95   $19.20  $18.13  $18.37
----------------------------------------------------------------------------
   Number of units outstanding (000's)       1,055      761   1,282     573
----------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $22.26   $18.78  $17.07  $17.66
----------------------------------------------------------------------------
   Number of units outstanding (000's)         359      382     401     294
----------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $13.06   $12.35  $11.63  $12.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)         810      797     650     454
----------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2017     2016    2015    2014
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.80   $10.36  $ 9.64  $10.13
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            38       35      26       4
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.91   $13.37  $12.17  $12.37
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           317      285     241      96
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.12   $14.65  $13.16  $14.28
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           177      159     127     142
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.35   $14.24  $12.70  $13.90
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           777      882     887     684
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.32   $13.77  $12.07  $12.74
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           469      545     516     516
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.96   $12.61  $11.88  $12.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           660      714     776     695
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.44   $19.68  $17.67  $19.87
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           176      202     226     172
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.32   $10.32  $ 9.99  $10.11
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            72       56      59      20
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.62   $11.46  $11.77  $10.77
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           194      206     192       6
----------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.43   $17.31  $15.37  $15.36
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           561      592     412     114
----------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.72   $10.76  $ 9.53      --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            24       16      16      --
----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.45   $14.85  $14.83  $15.36
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           603      660     692     542
----------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.56   $12.04  $11.05  $11.63
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           241      327     302     199
----------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31,
                                                     --------------------------------
                                                      2017     2016    2015    2014
-------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------
   Unit value                                        $15.21   $12.61  $12.91  $13.49
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  299      309     326     230
-------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------
   Unit value                                        $17.71   $15.71  $14.12  $15.01
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   40       47      46      46
-------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------------
   Unit value                                        $22.50   $20.13  $18.31  $19.76
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   37       45      42      30
-------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-------------------------------------------------------------------------------------
   Unit value                                        $12.09   $10.40  $10.86  $12.05
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  681      722     778     928
-------------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------------------
   Unit value                                        $19.14   $16.85  $16.03  $16.64
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   90       95     106      80
-------------------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------------------
   Unit value                                        $10.57   $12.31  $ 9.31  $12.16
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  288      333     286     176
-------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-------------------------------------------------------------------------------------
   Unit value                                        $16.80   $16.02  $14.02  $15.26
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,254    1,327   1,408   1,216
-------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                        $24.00   $19.24  $18.45  $19.92
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  282      302     317     265
-------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-------------------------------------------------------------------------------------
   Unit value                                        $ 7.84   $ 7.74  $ 6.36  $ 8.34
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  122      137     148     119
-------------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------------------
   Unit value                                        $26.36   $20.29  $20.33  $21.29
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  268      283     295     198
-------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                        $20.97   $17.33  $17.13  $17.10
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  148      168     186     117
-------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                        $12.70   $10.11  $ 8.51  $10.83
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  710      768     845     699
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                        $13.85   $12.90  $11.70  $12.09
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,040    1,097   1,087     441
-------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31,
                                                                --------------------------------
                                                                 2017     2016    2015    2014
------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 19.68  $15.79  $15.46  $14.80
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            1,279   1,316   1,260     825
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 22.45  $18.56  $17.43  $17.74
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               55      59      56      46
------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 23.32  $18.52  $17.80      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               46      51      44      --
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 18.44  $16.38  $14.98  $17.88
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              338     354     355     265
------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------
   Unit value                                                   $100.15  $78.16  $76.86  $75.19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               13      15      15      10
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 21.03  $16.89  $16.09  $16.62
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              124     130     135      88
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 22.87  $21.29  $18.18  $19.59
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               71     378      68      63
------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 15.00  $10.97  $10.24      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               65      85      54      --
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.19  $ 8.98  $ 9.30  $ 9.32
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               50      51      56      28
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $  9.38  $ 8.95  $ 9.16  $ 9.81
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               31      31      30       5
------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $  6.72  $ 6.70  $ 5.93  $ 8.12
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              337     355     342     265
------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.25  $11.05  $10.70  $11.19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              561     596     725     700
------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.73  $11.38  $11.29  $11.44
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            1,446   1,609   1,672   1,407
------------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING DECEMBER 31,
                                                    --------------------------------
                                                     2017     2016    2015    2014
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                       $32.39   $26.89  $32.36  $31.87
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 192      221     255     148
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------
   Unit value                                       $10.05   $ 9.54  $ 9.20  $ 9.59
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  27       25      29      12
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $10.20   $ 9.12  $ 9.32  $10.02
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  20       33      81      12
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                       $38.65   $30.88  $35.18  $31.82
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 367      401     418     293
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.09   $ 8.76  $ 7.59  $ 9.60
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 135      755     111      94
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $11.88   $11.86  $11.72  $12.46
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,385    1,599   1,805   1,431
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                       $ 8.24   $ 8.55  $ 6.06  $ 9.29
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 257      314     285     277
------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                               PAGE

Who is AXA Equitable?                                                                2

Unit Values                                                                          2

Custodian and Independent Registered Public Accounting Firm                          2

Distribution of the Contracts                                                        2

Financial Statements                                                                 2

Condensed Financial Information                                             Appendix I

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES 15A STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series 15A SAI for SEPARATE ACCOUNT NO. 70 dated
May 1, 2018.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip



                                                                        #524522

Retirement Cornerstone(R) Series 15.0

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 15.0?

The Retirement Cornerstone(R) Series 15.0 (the "Retirement Cornerstone(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)") and Retirement Cornerstone(R) Series L ("Series L"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./()/

For Series CP(R) contracts, we allocate credits and, under certain circumstances, the Earnings bonus to your Total account value. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.
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(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you elected the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).
..   An employer-funded traditional IRA for a simplified employee pension plan
    ("SEP") sponsored by the contract owner's employer.

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of Principal death benefit;
(iii) the Highest Anniversary Value death

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                      (RC 15.0)

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benefit; (iv) the RMD Wealth Guard death benefit; and (v) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
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 AXA PREMIER VIP TRUST
.. AXA Moderate Allocation


.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth


.. Charter /SM/ Small Cap Value

 EQ ADVISORS TRUST

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. All Asset Growth - Alt 20

.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy

.. AXA International Core Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility

.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth

.. AXA/AB Small Cap Growth

.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation

.. AXA/Janus Enterprise

.. AXA/Legg Mason Strategic Allocation

.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend
.. Invesco V.I. Equity and Income
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND,
 INC. -- CLASS B
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS,
 INC. -- CLASS II
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large Cap Focus Growth V.I. Fund


 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
VARIABLE INVESTMENT OPTIONS
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 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value

 HARTFORD HLS FUNDS -- CLASS IC SHARES
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS

 IVY VARIABLE INSURANCE PORTFOLIOS
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(1)/
.. Ivy VIP Natural Resources

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap
.. QS Legg Mason Dynamic Multi-Strategy VIT

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- S CLASS SHARES
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy


 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 PUTNAM VARIABLE TRUST
.. Putnam VT Diversified Income

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II

 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets
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(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.




Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. These versions of the Retirement Cornerstone(R) Series contracts are no longer available for new purchasers. These contracts are no longer being sold. This Prospectus is designed for current contract owners. Also, in addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus

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             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series at a glance --
               key features                                     11

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             FEE TABLE                                          15
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             Examples                                           17
             Condensed financial information                    18

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             1. CONTRACT FEATURES AND BENEFITS                  19
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             How you can purchase and contribute to your
               contract                                         19
             Owner and annuitant requirements                   19
             How you can make your contributions                20
             What are your investment options under the
               contract?                                        21
             Portfolios of the Trusts                           23
             Allocating your contributions                      34
             Dollar cost averaging                              35
             Credits and Earnings bonus (FOR SERIES CP(R)
               CONTRACTS)                                       38
             Annuity purchase factors                           39
             Guaranteed minimum income benefit                  39
             Death benefit                                      51
             Guaranteed minimum death benefits                  51
             Series CP(R) and your Guaranteed benefit bases     57
             How withdrawals affect your Guaranteed benefits    58
             Dropping or changing your Guaranteed benefits      59
             Guaranteed benefit offers                          59
             Inherited IRA beneficiary continuation contract    59
             Your right to cancel within a certain number of
               days                                             61

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             2. DETERMINING YOUR CONTRACT'S VALUE               62
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             Your account value and cash value                  62
             Your contract's value in the variable investment
               options                                          62
             Your contract's value in the guaranteed interest
               option                                           62
             Your contract's value in the account for special
               dollar cost averaging                            62
             Effect of your account values falling to zero      62


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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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      3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS                                                        64
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      Transferring your account value                                  64
      Disruptive transfer activity                                     65
      Rebalancing among your Investment account variable
        investment options and guaranteed interest option              66
      Systematic transfer program                                      66

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      4. ACCESSING YOUR MONEY                                          69
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      Withdrawing your account value                                   69
      How withdrawals are taken from your Total account value          73
      Withdrawals treated as surrenders                                74
      Surrendering your contract to receive its cash value             74
      When to expect payments                                          74
      Your annuity payout options                                      75

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      5. CHARGES AND EXPENSES                                          78
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      Charges that AXA Equitable deducts                               78
      Charges that the Trusts deduct                                   82
      Group or sponsored arrangements                                  82
      Other distribution arrangements                                  83

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      6. PAYMENT OF DEATH BENEFIT                                      84
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      Your beneficiary and payment of benefit                          84
      Non-spousal joint owner contract continuation                    85
      Spousal continuation                                             85
      Beneficiary continuation option                                  86

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      7. TAX INFORMATION                                               88
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      Overview                                                         88
      Contracts that fund a retirement arrangement                     88
      Transfers among investment options                               88
      Taxation of nonqualified annuities                               88
      Individual retirement arrangements (IRAs)                        91
      Traditional individual retirement annuities (traditional IRAs)   91
      Roth individual retirement annuities (Roth IRAs)                 96
      Tax withholding and information reporting                        99
      Special rules for contracts funding qualified plans             100
      Impact of taxes to AXA Equitable                                100

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      8. MORE INFORMATION                                             101
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      About Separate Account No. 70                                   101
      About the Trusts                                                101
      About the general account                                       101
      About other methods of payment                                  102
      Dates and prices at which contract events occur                 102
      About your voting rights                                        103
      Cybersecurity                                                   103
      Misstatement of age                                             104
      Statutory compliance                                            104


            About legal proceedings                            104
            Financial statements                               104
            Transfers of ownership, collateral assignments,
              loans and borrowing                              104
            About Custodial IRAs                               105
            How divorce may affect your Guaranteed benefits    105
            Distribution of the contracts                      105

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            APPENDICES
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          I  --  Dropping or changing your Guaranteed benefits        I-1
         II  --  Purchase considerations for QP contracts            II-1
        III  --  Guaranteed benefit base examples                   III-1
         IV  --  Hypothetical illustrations                          IV-1
          V  --  State contract availability and/or variations of
                   certain features and benefits                      V-1
         VI  --  Examples of Automatic payment plans                 VI-1
        VII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                         VII-1
       VIII  --  Formula for asset transfer program for
                   Guaranteed minimum income benefit               VIII-1
         IX  --  Rules regarding contributions to your
                   contract                                          IX-1
          X  --  Condensed financial information                      X-1

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       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
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                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you elected the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, a 3% credit is applied to eligible contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EARNINGS BONUS -- For Series CP(R) contracts, an amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

EXCESS RMD WITHDRAWAL -- For contracts with the RMD Wealth Guard death benefit an "Excess RMD withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your RMD Wealth Guard withdrawal amount for the calendar year. Any withdrawals taken before the year in which you turn age
70 1/2 are treated as Excess RMD withdrawals. Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on pro rata basis.

                           DEFINITIONS OF KEY TERMS

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options, although in some states different rules may apply.

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or
(iii) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

QPDB CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD WEALTH GUARD DEATH BENEFIT -- The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. The RMD Wealth Guard death benefit also allows you to take certain withdrawals beginning from the calendar year in which you turn age 70 1/2 that do not reduce your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

                           DEFINITIONS OF KEY TERMS

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes three series of the Retirement
                       Cornerstone(R) contract -- Series B, Series CP(R) and
                       Series L, (together "the Retirement Cornerstone(R)
                       Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                       Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                       Each series provides a different schedule of expenses and withdrawal charge periods. While certain series have no or short surrender charge periods, these series typically have higher separate account expenses. You should consider the cumulative impact of these higher expenses over time when deciding which series to purchase. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.
                       Additionally, certain optional features may not be exercised until after waiting periods that extends beyond the applicable surrender charge period. So while you may prefer the flexibility of a shorter surrender charge period, you should consider this important fact if electing an optional feature.

                       Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                       The chart below shows the availability of key features under each series of the contract.

                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance. Not all series may be
                            available through your financial professional.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits (other than
                            the RMD Wealth Guard death benefit) may have limited
                            usefulness because of required minimum distributions
                            ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; and (iii) your election to exercise the
                            GMIB. Lifetime GMIB payments can be on a single or joint
                            life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you elected the GMIB, your investment allocations to the
                               Protected Benefit account are subject to our asset transfer program (''ATP''). The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra
                               Conservative Strategy investment option and the other
                               Protected Benefit account variable investment options.
                               Under these formulas, your Protected Benefit account value, excluding amounts in a special DCA account, may be
                               transferred between the Protected Benefit account variable investment options which you have selected and the AXA
                               Ultra Conservative Strategy investment option. For more
                               information, please see ''Guaranteed minimum income benefit
                               (''GMIB'')'' in ''Contract features and benefits'' later in this Prospectus and Appendix VIII to this Prospectus.
                               See "Guaranteed minimum income benefit" and "Annual
                               withdrawal amount" under "Guaranteed minimum income
                               benefit" in "Contract features and benefits" later in this
                               Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                               GMIB MUST BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   RMD Wealth Guard death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Return of Principal death benefit, Highest Anniversary
                               Value death benefit, and the "Greater of" death benefit are available in combination with the GMIB. The Return of
                               Principal death benefit, the RMD Wealth Guard death
                               benefit, and the Highest Anniversary Value death benefit
                               are available without the GMIB. However, the "Greater of"
                               death benefit can only be selected in combination with the
                               GMIB. If you do not select either the Highest Anniversary
                               Value death benefit, the "Greater of" death benefit, or the
                               RMD Wealth Guard death benefit, the Return of Principal
                               death benefit will automatically be issued with all
                               eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described
                               under "Rules regarding contributions to your contract" in
                               "Appendix IX".
                               The RMD Wealth Guard death benefit cannot be elected in
                               combination with the GMIB.
                               An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata
                               reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and
                               could significantly reduce or eliminate the value of your
                               RMD Wealth Guard death benefit.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix I, for more information.
-------------------------------------------------------------------------------------------
CREDIT AND EARNINGS BONUS      You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is 3% of each
                               contribution. The Credit is subject to recovery by us in
                               certain limited circumstances.
                               An amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary. This amount is the Earnings bonus. We do not
                               recover amounts associated with the Earnings bonus on
                               investment gains. Please see "Credits and Earnings bonus"
                               in "Contract features and benefits" for more information.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits",
                      "Simplified Employee Pension Plans (SEP Plans)" in "Tax
                      information" and "Rules regarding contributions to your
                      contract" in "Appendix IX" for more information, including important limitations on contributions.

                                                 SERIES B           SERIES CP(R)        SERIES L
-----------------------------------------------------------------------------------------------------------
NQ                                               $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA                          $5,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
-----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary continuation contract  $5,000($1,000)     n/a                 $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-----------------------------------------------------------------------------------------------------------
QP                                               $5,000($500)       $10,000($500)       $25,000($500)
-----------------------------------------------------------------------------------------------------------
SEP IRA                                          $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------

                      /(1)/$100 monthly and $300 quarterly under our automatic
                           investment program.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 112
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Various options for required minimum distributions
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded. Withdrawal charges may also apply.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix I, for more
                               information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain      SERIES B SERIES CP(R) SERIES L
payout options)./(2)/                                        7.00%    8.00%/(9)/   8.00%

Charge for each additional transfer in excess of 12                Maximum Charge: $35
transfers per contract year:/(3)/                                   Current Charge: $0

SPECIAL SERVICE CHARGES:/(4)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35/(6)/
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(5)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65/(6)/
--------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(7)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(8)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more
-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(9)/                         SERIES B SERIES CP(R) SERIES L
                                                               -------- ---------    --------
Operations                                                     0.80%    1.05%        1.10%
Administration                                                 0.30%    0.35%        0.35%
Distribution                                                   0.20%    0.25%        0.25%
                                                               -----    -----        -----
Total separate account annual expenses ("Contract fee")        1.30%    1.65%        1.70%
-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING
 OPTIONAL BENEFITS
-------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(10) /Deducted
annually/(11) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Additional Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
-------------------------------------------------------------------------------------------------
RMD Wealth Guard death benefit

   Maximum Charge:                                             1.80%

   Current Charge/(12)/:                                       0.90%
-------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(13)/:                                       1.15%
-------------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(10)/. Deducted annually/(11)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(13)/:                                       1.15%
----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/             0.59%  2.44%
-----------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(14)/  Lowest Highest
                                                                                                     0.59%  1.59%
-------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

                 Contract Year  Series B Series CP(R) Series L
                 -------------  -------- ------------ --------
                     1.........  7.00%      8.00%      8.00%
                     2.........  7.00%      8.00%      7.00%
                     3.........  6.00%      7.00%      6.00%
                     4.........  6.00%      6.00%      5.00%
                     5.........  5.00%      5.00%      0.00%
                     6.........  3.00%      4.00%      0.00%
                     7.........  1.00%      3.00%      0.00%
                     8.........  0.00%      2.00%      0.00%
                     9.........  0.00%      1.00%      0.00%
                     10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(8)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(9)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(10)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your

                                   FEE TABLE
   initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(11)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "RMD Wealth Guard death benefit charge" in "Charges and expenses" later in this Prospectus.

(13)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this Prospectus.


(14)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R): 0.011%; and Series L: 0.013%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,231   $2,540    $4,269    $9,100    $531      $1,940     $3,769      $9,100
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,191   $2,423    $4,085    $8,802    $491      $1,823     $3,585      $8,802
----------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                           SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,377   $2,776    $4,487    $9,469    $577      $2,076     $3,987      $9,469
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,336   $2,657    $4,300    $9,172    $536      $1,957     $3,800      $9,172
----------------------------------------------------------------------------------------------------------------------


                                             SERIES L
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,373   $2,662    $3,961    $9,403    $573      $2,062     $3,961      $9,403
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,333   $2,547    $3,781    $9,119    $533      $1,947     $3,781      $9,119
----------------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R):
0.011% and Series L: 0.013%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,094   $1,793    $2,510    $4,129    $394  $1,193  $2,010   $4,129
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  899   $1,216    $1,558    $2,285    $199  $  616  $1,058   $2,285
---------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,243   $2,040    $2,748    $4,576    $443  $1,340  $2,248   $4,576
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,043   $1,450    $1,783    $2,744    $243  $  750  $1,283   $2,744
---------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,236   $1,916    $2,208    $4,488    $436  $1,316  $2,208   $4,488
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,042   $1,344    $1,273    $2,719    $242  $  744  $1,273   $2,719
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix X at the end of this Prospectus and Appendix I at the end of the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

                        CONTRACT FEATURES AND BENEFITS

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term "QP contracts" used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series CP(R)
    contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. All eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit or the "Greater of" death benefit. The RMD Wealth Guard death benefit is not available if you elected the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy/(1)/
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA/Legg Mason Strategic Allocation
--------------------------------------------------------------------------------
(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. 7Twelve/TM/ Balanced Portfolio


.. All Asset Aggressive - Alt 25
.. AB VPS International Growth
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA International Core Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Value Managed Volatility
.. AXA/Legg Mason Strategic Allocation
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large(R) Cap Focus Growth V.I. Fund

.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth


.. Charter/SM/ Small Cap Value
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap
.. EQ/BlackRock Basic Value Equity
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Eaton Vance VT Floating-Rate Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Equity and Income
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(1)/
.. Ivy VIP Natural Resources

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Legg Mason BW Absolute Return Opportunities VIT
.. Lord Abbett Bond Debenture
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy

.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. Putnam VT Diversified Income
.. QS Legg Mason Dynamic Multi-Strategy VIT
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
-------------

(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy Portfolio investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of

                        CONTRACT FEATURES AND BENEFITS

Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


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                                                                             INVESTMENT ADVISER
 AXA PREMIER VIP TRUST                                                       (OR SUB-ADVISER(S),  VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                             AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital    .   AXA Equitable    (check mark)
                                       appreciation and current income.          Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
                                       and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
  GROWTH                               and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of  .   AXA Equitable
  VALUE                                capital.                                  Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------


                                                                               INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                             (OR SUB-ADVISER(S),  VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                               AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to achieve total return from      .   DoubleLine
  DYNAMIC ALLOCATION                   long-term capital appreciation and          Capital LP
                                       income.
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to maximize current income        .   DoubleLine
  OPPORTUNISTIC BOND                   and total return.                           Capital LP
---------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME      Class IA    Seeks a combination of growth and       .   Barrow, Hanley,
                                       income to achieve an above average          Mewhinney &
                                       and consistent total return.                Strauss LLC
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS &    Class IA    Seeks to achieve capital appreciation.  .   GAMCO Asset
  ACQUISITIONS                                                                     Management, Inc.
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                            (OR SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                              AS APPLICABLE)        MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL        Class IA    Seeks to maximize capital              .   GAMCO Asset
  COMPANY VALUE                        appreciation.                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
1290 VT High Yield Bond    Class IB    Seeks to maximize current income.      .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   AXA Investment
                                                                                  Managers, Inc.
                                                                              .   Post Advisory
                                                                                  Group, LLP
-----------------------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES  Class IB    Seeks to achieve long-term growth of   .
                                       capital.                                   AllianceBernstein
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE        Class IB    Seeks to provide long-term capital     .
                                       appreciation and current income.           AllianceBernstein
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH - ALT 20  Class IA    Seeks long-term capital appreciation   .   AXA Equitable
                                       and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE             Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of     .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        capital, with a greater emphasis on        Funds
                                       current income.                            Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.  .   AXA Equitable     (check mark)
  STRATEGY/(+)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(+)/   Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
                                       and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE     Class IB    Seeks current income.                  .   AXA Equitable     (check mark)
  STRATEGY/(++)/                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC             Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(+)/                          long-term growth of capital and            AllianceBernstein
                                       income, with a greater emphasis on         L.P.
                                       growth of capital.
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE    Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(+)/                          long-term growth of capital and            AllianceBernstein
                                       income.                                    L.P.
-----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH    Class IA    Seeks to achieve long-term growth of   .
                                       capital.                                   AllianceBernstein
                                                                                  L.P.
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/GOLDMAN SACHS          Class IB    Seeks to achieve long term capital     .   Goldman Sachs       (delta)
  STRATEGIC                            appreciation under normal market           Asset
  ALLOCATION/(+)/                      conditions, while focusing on the          Management, L.P.
                                       preservation of capital in distressed
                                       market environments.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                 (OR SUB-ADVISER(S),       VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)            MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of        .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-               Management Group, LLC
                                       adjusted returns and managing               .   BlackRock Investment
                                       volatility in the Portfolio.                    Management, LLC
                                                                                   .   EARNEST Partners, LLC
                                                                                   .   Federated Global
                                                                                       Investment
                                                                                       Management Corp.
                                                                                   .   Massachusetts
                                                                                       Financial Services
                                                                                       Company d/b/a MFS
                                                                                       Investment Management
--------------------------------------------------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC      Class IB    Seeks long-term capital appreciation        .   Invesco Advisers,       (delta)
  ALLOCATION/(+)/                      while managing portfolio volatility.            Inc.
--------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE       Class IA    Seeks to achieve capital growth.            .   Janus Capital
                                                                                       Management LLC
--------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-               L.P.
                                       adjusted returns and managing               .   AXA Equitable Funds
                                       volatility in the Portfolio.                    Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Massachusetts
                                                                                       Financial Services
                                                                                       Company d/b/a MFS
                                                                                       Investment Management
--------------------------------------------------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC   Class IB    Seeks long-term capital appreciation        .   QS Investors, LLC       (delta)
  ALLOCATION/(+) /                     while managing Portfolio volatility.
--------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.      .   Loomis, Sayles &
                                                                                       Company, L.P.
--------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital          .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk           Management Group, LLC
                                       adjusted returns and managing               .   BlackRock Investment
                                       volatility in the Portfolio.                    Management, LLC
                                                                                   .   Diamond Hill Capital
                                                                                       Management, Inc.
                                                                                   .   Wellington
                                                                                       Management Company,
                                                                                       LLP
--------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation       .   BlackRock Investment
  EQUITY                               and secondarily, income.                        Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                       expenses that approximates the total            L.P.
                                       return performance of the Russell
                                       3000(R) Index, including reinvestment
                                       of dividends, at a risk level consistent
                                       with that of the Russell 3000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                       expenses that approximates the total            Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate Government/
                                       Credit Bond Index, including
                                       reinvestment of dividends, at a risk level
                                       consistent with that of the Bloomberg
                                       Barclays U.S. Intermediate Government/
                                       Credit Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS                          capital.                                        L.P.
                                                                                   .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   EARNEST Partners, LLC
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                (OR SUB-ADVISER(S),       VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the Standard &
                                       Poor's 500 Composite Stock Price
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with
                                       that of the Standard & Poor's 500
                                       Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before     .   SSgA Funds
  GOVERNMENT BOND                      expenses that approximates the total           Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate
                                       Government Bond Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Bloomberg Barclays U.S. Intermediate
                                       Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before    .   AllianceBernstein
  INDEX                                expenses) that approximates the total          L.P.
                                       return performance of a composite
                                       index comprised of 40% DJ Euro
                                       STOXX 50 Index, 25% FTSE 100
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and        .   Invesco Advisers,
                                       income.                                        Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the Russell
                                       1000(R) Growth Index, including
                                       reinvestment of dividends at a risk level
                                       consistent with that of the Russell
                                       1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Russell
                                       1000(R) Value Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the Russell
                                       1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.     .   Massachusetts
  GROWTH                                                                              Financial Services
                                                                                      Company d/b/a MFS
                                                                                      Investment Management
-----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Standard &
                                       Poor's Mid Cap 400 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Standard & Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                              (OR SUB-ADVISER(S),       VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                AS APPLICABLE)            MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+++)/     Class IA    Seeks to obtain a high level of current  .   The Dreyfus
                                       income, preserve its assets and              Corporation
                                       maintain liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.   .   OppenheimerFunds,
                                                                                    Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real            .   Pacific Investment
  RETURN                               return, consistent with preservation of      Management Company
                                       capital and prudent investment               LLC
                                       management.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess     .   Pacific Investment
                                       of traditional money market products         Management
                                       while maintaining an emphasis on             Company LLC
                                       preservation of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as         .   AllianceBernstein
                                       possible (before expenses) the total         L.P.
                                       return of the Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital       .   T. Rowe Price
  STOCK                                appreciation and secondarily, income.        Associates, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein
  EQUITY                               capital.                                     L.P.
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   ClearBridge
                                                                                    Investments, LLC
                                                                                .   Scotia Institutional
                                                                                    Management US, Ltd.
                                                                                .   T. Rowe Price
                                                                                    Associates, Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company,
                                                                                    L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein
  GROWTH                               capital.                                     L.P.
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers,
                                                                                    Inc.
                                                                                .
                                                                                    Wellington Management
                                                                                    Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of     .   AXA Equitable Funds
  VALUE                                capital.                                     Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Lord, Abbett & Co.
                                                                                    LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class IB    Seeks to achieve long-term growth of     .   Allianz Global
                                       capital.                                     Investors U.S. LLC
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   SSgA Funds
                                                                                    Management, Inc.
                                                                                .   Wellington
                                                                                    Management Company,
                                                                                    LLP
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 FUNDS) - SERIES II                                                            (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                            AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED  The fund's investment objective is to provide        .   Invesco Advisers, Inc.
  DIVIDEND FUND           reasonable current income and long-term growth of
                          income and capital.
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND   The fund's investment objectives are both capital    .   Invesco Advisers, Inc.
  INCOME FUND             appreciation and current income.
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL  The fund's investment objective is total return      .   Invesco Advisers, Inc.
  ESTATE FUND             through growth of capital and current income.        .   Sub-Adviser: Invesco Asset
                                                                                   Management Limited
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD   The fund's investment objective is total return,     .   Invesco Advisers, Inc.
  FUND                    comprised of current income and capital              .   Sub-Adviser: Invesco Canada
                          appreciation.                                            Ltd.
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I.              The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  INTERNATIONAL GROWTH    of capital.
  FUND
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP      The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  CORE EQUITY FUND        of capital.
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP    The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  EQUITY FUND             of capital.
----------------------------------------------------------------------------------------------------------------------


 AB VARIABLE
 PRODUCT SERIES FUND,                                                        INVESTMENT ADVISER
 INC. - CLASS B                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                          AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL      The Portfolio's investment objective is long-term  .   AllianceBernstein L.P.
  GROWTH PORTFOLIO        growth of capital.


---------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                           INVESTMENT ADVISER
 CLASS II                                                                     (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID   The fund seeks long-term capital growth. Income is  .   American Century Investment
  CAP VALUE FUND          a secondary objective.                                  Management, Inc.
---------------------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS INSURANCE
 SERIES(R) - CLASS 4                                                             INVESTMENT ADVISER
 SHARES                                                                          (OR SUB-ADVISER(S),
 PORTFOLIO NAME            OBJECTIVE                                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
BOND FUND                  The fund's investment objective is to provide as      .   Capital Research and
                           high a level of current income as is consistent with      Management Company
                           the preservation of capital.
------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL               The fund's investment objective is to provide         .   Capital Research and
  CAPITALIZATION FUND      long-term growth of capital.                              Management Company
------------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)          The fund's investment objective is to provide         .   Capital Research and
                           long-term capital appreciation.                           Management Company
------------------------------------------------------------------------------------------------------------------------


 BLACKROCK VARIABLE SERIES                                          INVESTMENT ADVISER
 FUNDS, INC. - CLASS III                                            (OR SUB-ADVISER(S),
 PORTFOLIO NAME              OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL             To seek high total investment return.  .   Adviser: BlackRock Advisors, LLC
  ALLOCATION V.I. FUND
-------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS    Seeks long-term capital growth.        .   Adviser: BlackRock Advisors, LLC
  GROWTH V.I. FUND


---------------------------------------------------------------------------------------------------------------
 EATON VANCE VARIABLE                                                 INVESTMENT ADVISER
 TRUST                                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT            To provide a high level of current income.  .   Eaton Vance Management
  FLOATING-RATE INCOME
  FUND
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE
 PRODUCTS (VIP) -                                                         INVESTMENT ADVISER
 SERVICE CLASS 2                                                          (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                       AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks long-term capital appreciation.           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO                                                     Company (FMR)
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       Seeks long-term growth of capital.              .   Fidelity Management &
  CAP PORTFOLIO                                                               Research Company (FMR)
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks a high level of current income. The fund  .   Fidelity Management & Research
  STRATEGIC INCOME        may also seek capital appreciation.                 Company (FMR)
  PORTFOLIO


----------------------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE
 INSURANCE                                                                   INVESTMENT ADVISER
 TRUST                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                          AS APPLICABLE
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES     Seeks to provide total return by allocating among  .   First Trust Advisors, L.P.
  DIVIDEND & INCOME       dividend-paying stocks and investment grade
  ALLOCATION PORTFOLIO    bonds.
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME  Seeks to maximize current income, with a           .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO    secondary objective of capital appreciation.


------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS                                                            INVESTMENT ADVISER
 TRUST - CLASS 2                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS   The Fund's principal investment goal is capital      .   Fund Administrator: Franklin
  ALLOCATION VIP FUND     appreciation. Its secondary goal is income.              Templeton Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND  Seeks to maximize income while maintaining           .   Franklin Advisers, Inc.
                          prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING           Seeks long-term capital appreciation, with           .   Franklin Advisory Services, LLC
  DIVIDENDS VIP FUND      preservation of capital as an important
                          consideration.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC        The Fund's principal investment goal is to seek a    .   Franklin Advisers, Inc.
  INCOME VIP FUND         high level of current income. Its secondary goal is
                          capital appreciation over long term.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING      Seeks long-term capital appreciation.                .   Templeton Asset Management Ltd.
  MARKETS  VIP FUND
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL          Seeks high current income, consistent with           .   Franklin Advisers, Inc.
  BOND VIP FUND           preservation of capital. Capital appreciation is a
                          secondary consideration.


-------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE
 INSURANCE TRUST -                                               INVESTMENT ADVISER
 SERVICE SHARES                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     Seeks long-term capital appreciation.  .   Goldman Sachs Asset Management, L.P.
  CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------


 HARTFORD HLS FUNDS -                                           INVESTMENT ADVISER
 CLASS IC SHARES                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                             AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          The Fund seeks growth of capital.     .   Hartford Funds Management
  APPRECIATION HLS FUND                                             Company, LLC
                                                                .
                                                                    Sub-adviser: Wellington Management
                                                                    Company LLP
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           The Fund seeks capital appreciation.  .   Hartford Funds Management
  OPPORTUNITIES HLS FUND                                            Company, LLC
                                                                .
                                                                    Sub-adviser: Wellington Management
                                                                    Company LLP
----------------------------------------------------------------------------------------------------------


 IVY VARIABLE
 INSURANCE                                                      INVESTMENT ADVISER
 PORTFOLIOS                                                     (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------
IVY VIP ASSET        To seek to provide total return.           .   Ivy Investment
  STRATEGY                                                          Management Company
                                                                    (IICO)
------------------------------------------------------------------------------------------------
IVY VIP GLOBAL       To seek to provide total return through a  .   Ivy Investment
  EQUITY INCOME/(1)/ combination of current income and capital      Management Company
                     appreciation.                                  (IICO)
------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                  INVESTMENT ADVISER
 PORTFOLIOS                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.    .   Ivy Investment
                                                                                Management Company
                                                                                (IICO)
------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination  .   Ivy Investment
                     of high current income and capital appreciation.           Management Company
                                                                                (IICO)
------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                  .   Ivy Investment
  GROWTH                                                                        Management Company
                                                                                (IICO)
------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL      To seek to provide capital growth and appreciation.    .   Ivy Investment
  RESOURCES                                                                     Management Company
                                                                                (IICO)
------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                  .   Ivy Investment
  TECHNOLOGY                                                                    Management Company
                                                                                (IICO)
------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                  .   Ivy Investment
  GROWTH                                                                        Management Company
                                                                                (IICO)


--------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT ADVISER
 SERVICE SHARES                                             (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
--------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


----------------------------------------------------------------------------------------------------------
 LEGG MASON
 PARTNERS VARIABLE
 EQUITY TRUST -                                                           INVESTMENT ADVISER
 SHARE CLASS II                                                           (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks capital appreciation.                          .   Legg Mason Partners
  VARIABLE                                                                    Fund Advisor, LLC
  AGGRESSIVE GROWTH                                                           (Investment Manager)
  PORTFOLIO                                                               .   Sub-Adviser:
                                                                              ClearBridge
                                                                              Investments, LLC
----------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks long-term capital appreciation.                .   Legg Mason Partners
  VARIABLE                                                                    Fund Advisor, LLC
  APPRECIATION                                                                (Investment Manager)
  PORTFOLIO                                                               .   Sub-Adviser:
                                                                              ClearBridge
                                                                              Investments, LLC
----------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks dividend income, growth of dividend income     .   Legg Mason Partners
  VARIABLE DIVIDEND  and long-term capital appreciation.                      Fund Advisor, LLC
  STRATEGY PORTFOLIO                                                          (Investment Manager)
                                                                          .   Sub-Adviser:
                                                                              ClearBridge
                                                                              Investments, LLC
----------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks long-term growth of capital.                   .   Legg Mason Partners
  VARIABLE MID CAP                                                            Fund Advisor, LLC
  PORTFOLIO                                                                   (Investment Manager)
                                                                          .   Sub-Adviser:
                                                                              ClearBridge
                                                                              Investments, LLC
----------------------------------------------------------------------------------------------------------
QS LEGG MASON        The fund seeks the highest total return (that is, a  .   Legg Mason Partners
  DYNAMIC            combination of income and long-term capital              Fund Advisor, LLC
  MULTI-STRATEGY     appreciation) over time consistent with its asset        (Investment Manager)
  VIT PORTFOLIO      mix. The fund will seek to reduce volatility as a    .   Sub-Adviser: QS
                     secondary objective.                                     Investors, LLC and
                                                                              Western Asset
                                                                              Management Company
----------------------------------------------------------------------------------------------------------


 LORD ABBETT SERIES
 FUND, INC. -                                                              INVESTMENT ADVISER
 CLASS VC                                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                        AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND          The fund's investment objective is to seek high  .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO     current income and the opportunity for capital
  (VC)                    appreciation to produce a high total return.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                           INVESTMENT ADVISER
 SERVICE CLASS                                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                           Company
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  SERIES                  appreciation.                                           Company
-----------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS      The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  INVESTORS GROWTH STOCK  appreciation.                                           Company
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total    .   Massachusetts Financial Services
                          return.                                                 Company
-----------------------------------------------------------------------------------------------------------------------


 NEUBERGER BERMAN
 ADVISERS MANAGEMENT
 TRUST/(*)/ - S CLASS                                                      INVESTMENT ADVISER
 SHARES                                                                    (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                        AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN          The fund seeks long-term growth of capital by    .   Neuberger Berman Investment
  INTERNATIONAL EQUITY    investing primarily in common stocks of foreign      Advisers LLC
  PORTFOLIO               companies.
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S.     The fund seeks long-term growth of capital and   .   Neuberger Berman Investment
  EQUITY INDEX PUTWRITE   income generation.                                   Advisers LLC
  STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------


 NORTHERN LIGHTS                                                              INVESTMENT ADVISER
 VARIABLE TRUST                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE
-----------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED      The Portfolio seeks to provide superior volatility  .   7Twelve Advisors, LLC
  PORTFOLIO/(++++)/       risk-adjusted returns when compared to the bond
                          and equity markets in general.


-------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                        INVESTMENT ADVISER
 ADVISOR CLASS                                                            (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                       AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
PIMCO                     Seeks maximum real return consistent with       .   Pacific Investment Management
  COMMODITYREALRETURN(R)  prudent investment management.                      Company LLC
  STRATEGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN         Seeks maximum real return, consistent with      .   Pacific Investment Management
  PORTFOLIO               preservation of real capital and prudent            Company LLC
                          investment management.
-------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN        Seeks maximum total return, consistent with     .   Pacific Investment Management
  PORTFOLIO               preservation of capital and prudent investment      Company LLC
                          management.
-------------------------------------------------------------------------------------------------------------------


                                                                           INVESTMENT ADVISER
 PROFUNDS VP PORTFOLIO                                                     (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                        AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY  Seeks investment results, before fees and        .   ProFund Advisors LLC
                          expenses, that correspond to the performance of
                          the Dow Jones U.S. Biotechnology/SM /Index.
--------------------------------------------------------------------------------------------------------------------


 PUTNAM VARIABLE TRUST -                                                     INVESTMENT ADVISER
 IB SHARE CLASS                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED     Seeks as high a level of current income as Putnam  .   Putnam Investment Management, LLC
  INCOME FUND             Investment Management, LLC believes is             .   Sub-Adviser: Putnam Investments
                          consistent with preservation of capital.               Limited


----------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY                                            INVESTMENT ADVISER
 SERIES, INC.                                                    (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE             Seeks long-term capital appreciation.  .   T. Rowe Price Associates, Inc.
  HEALTH SCIENCES
  PORTFOLIO - II
----------------------------------------------------------------------------------------------------------


 VANECK VIP TRUST - S                                                        INVESTMENT ADVISER
 CLASS                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD    Seeks long-term capital appreciation by investing  .   Van Eck Associates Corporation
  ASSETS FUND             primarily in hard asset securities. Income is a
                          secondary consideration.
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

(+)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(++)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(+++)The Portfolio to operates as a "government money market fund." The
     Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++++)7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.

(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. The variable investment option's name in effect until on or about May 1, 2017, is Ivy VIP Dividend Opportunities Fund.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2018 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or an available Special DCA program. If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or a Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix IX for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you elected the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting

                        CONTRACT FEATURES AND BENEFITS
a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed

                        CONTRACT FEATURES AND BENEFITS
interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   You can enroll in a Special DCA program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging or special money market dollar cost averaging as applicable. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

   For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

                        CONTRACT FEATURES AND BENEFITS

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section;

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer

                        CONTRACT FEATURES AND BENEFITS
complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS AND EARNINGS BONUS (FOR SERIES CP(R) CONTRACTS)

Under certain circumstances credits and the Earnings bonus will be allocated to your Total account value. We do not include these amounts in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits and the Earnings bonus are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). Credits and Earnings bonus are included in the assessment of any charge that is based on your Total account value. Credits and Earnings bonus are also not considered to be part of your investment in the contract for tax purposes. For more information on how credits and the Earnings bonus affect your benefit bases, see "Series CP(R), and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit and Earnings bonus. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for more than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

CREDITS ON CONTRIBUTIONS. A credit will be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The amount of the credit will be 3% of each contribution. This credit percentage will be credited to your initial contribution and each eligible subsequent contribution. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

CREDIT RECOVERY. We do not recover amounts associated with the Earnings bonus. We will recover all or a portion of the credits on contributions in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your Total account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy

                        CONTRACT FEATURES AND BENEFITS
investment option) and the guaranteed interest option. We do not include credits in the calculation of any withdrawal charge.

EARNINGS BONUS. An amount equal to 5% of your annual investment gains, called an Earnings bonus, will be added to your Total account value on each contract date anniversary that your Total account value is greater than your account value peak. At contract issue, your account value peak equals your initial contribution plus any eligible credit on your contribution. Your account value peak is increased by subsequent contributions, including any corresponding credits on those contributions. Your account value peak is NOT decreased by withdrawals. On each contract date anniversary, we will determine if you have investment gains by comparing your Total account value to your account value peak. If your account value peak is greater than your Total account value, you have no investment gains available for the Earnings bonus. If your Total account value is greater than your account value peak, your gains will equal your Total account value minus your current account value peak and we will increase your Total account value by an amount equal to 5% of your gains. The increase to your Total account value will occur after any applicable optional benefit base ratchet or reset. Your new account value peak will then equal your increased Total account value.

The Earnings bonus will be allocated to your Investment account value and your Protected Benefit account value in proportion to your investment in those accounts as of that contract date anniversary. Furthermore, the Earnings bonus will be allocated within each account according to your allocation instructions on file. If you do not have allocation instructions on file, the Earnings bonus will be allocated among your investment options in proportion to your investments on that date.

For example, assume you make an initial contribution of $100,000 to your contract. Your Total account value increases by a $3,000 credit on contributions (3% x $100,000). Your account value peak is $103,000. Later, you make a subsequent contribution of $100,000. Your Total account value increases by an additional $3,000 credit on contributions (3% x $100,000). Your subsequent contribution increases your account value peak to $206,000 ($103,000 + $103,000). Assume you make no further contributions and on your next contract date anniversary your Total account value is $240,000. Your Total account value ($240,000) is greater than your account value peak ($206,000) and your gain is $34,000 ($240,000 - $206,000). Your Earnings bonus on your investment gain is $1,700 (5% x $34,000). Your new Total account value is increased to $241,700, which is also your new account value peak.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected

                        CONTRACT FEATURES AND BENEFITS

   Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner's age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit or with the RMD Wealth Guard death benefit if you are age 66 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GMIB BENEFIT BASE

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base. When you purchase your contract, you may elect either the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Lock-in Rate option, it cannot be changed. See "GMIB benefit base" and "New business rates" later in this Prospectus for more information.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base

                        CONTRACT FEATURES AND BENEFITS
until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

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ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix II -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

                        CONTRACT FEATURES AND BENEFITS

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Also, the Lock-in Rate you choose, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates available under the Rate-Hold options are described further in this section under "New business rates."

Examples:

   EXAMPLE FOR THE GMIB MULTI-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 2.75% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 3.75%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 3%, the Annual Roll-up rate would be 3%. The Deferral Roll-up rate would remain 3.75% having met the same guaranteed minimum.

   EXAMPLE FOR THE GMIB TWO-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

   EXAMPLE FOR BOTH RATE-HOLD OPTIONS: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. You have two Rate-Hold options to choose from at contract issue, the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Rate-Hold option, it cannot be changed. Under the GMIB Two-Year Lock, the Lock-in Rate will apply during your first two contract years and the minimum Lock-in Rate in all contract years will never be less than 4%. Under the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract and the minimum Roll-up Rate for each contract year will be the greater of the Lock-in Rate or, the Ten-Year Treasuries Formula Rate. After the initial period that withdrawal charges may apply to your contract, the Roll-up rate will never be less than 3% or, if greater the Ten-Year Treasuries Formula Rate. Under the GMIB Two-Year Lock or the GMIB Multi-Year Lock, the Roll-up rate will never be greater than 8%.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the time periods described above. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which the Lock-in Rates are in effect will get the Lock-in Rates as described above.

The Lock-in Rates are no longer applicable after the duration specified in your contract.

75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral Roll-up rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution

                        CONTRACT FEATURES AND BENEFITS
within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

EXAMPLES:

..   You sign your application for Retirement Cornerstone(R) Series contract on
    September 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your Annual Roll-up and Deferral Roll-up Lock-in Rates and they will apply to your contract for the applicable time period described above under the GMIB Two-Year Lock and the GMIB Multi-Year Lock. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the Lock-in Rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD

                        CONTRACT FEATURES AND BENEFITS

WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

                              -------------------

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

                        CONTRACT FEATURES AND BENEFITS

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be

                        CONTRACT FEATURES AND BENEFITS
the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or


(iii)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the "GMIB "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

                        CONTRACT FEATURES AND BENEFITS

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(iv)if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner's death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner's death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner's death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date.

                        CONTRACT FEATURES AND BENEFITS

(vi)if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant's age; and

(viii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.


See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

ASSET TRANSFER PROGRAM (''ATP'')

If you elected the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value

                        CONTRACT FEATURES AND BENEFITS
such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix VIII for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix VIII later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix VIII later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

           ----------------------------------------------------------
             GUARANTEED MINIMUM    SERIES B AND L,    SERIES CP(R)
               DEATH BENEFIT          CONTRACTS        CONTRACTS
           ----------------------------------------------------------
           Return of Principal     Issue Ages 0-80  Issue Ages 0-70
           death benefit
           ------------------------
           Highest Anniversary
           Value death benefit
           -------------------------
           RMD Wealth Guard death  Issue Ages 20-65 Issue Ages 20-65
           benefit
           ------------------------
           The "Greater of"
           death benefit
           -------------------------

The "Greater of" death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value, the RMD Wealth Guard death benefit or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix IX later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to "Accessing your money" later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to "Transferring your money among investment options" later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R)
    contracts only)

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

                        CONTRACT FEATURES AND BENEFITS

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

RMD WEALTH GUARD DEATH BENEFIT

(FOR TRADITIONAL IRA, SEP AND QPDC CONTRACTS ONLY)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB. The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

                        CONTRACT FEATURES AND BENEFITS

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects withdrawals that are made before the year in which you turn age 701/2 or an Excess RMD withdrawal from the Protected Benefit account, or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 701/2 and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. For purposes of the RMD Wealth Guard death benefit, your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section "How withdrawals effect your Guaranteed benefits" later in this Prospectus.

Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 701/2 are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit. Withdrawals from the Protected Benefit account prior to the calendar year in which you turn age 701/2 will not stop your benefit base from resetting. As discussed above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday. For an example of how a pro rata reduction works, see Appendix VII later in this Prospectus.

Withdrawals made from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit. Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value. Withdrawal charges are waived for RMD Wealth Guard withdrawals, but will count towards the free withdrawal limit. These withdrawals are subject to tax. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

If you elect the RMD Wealth Guard withdrawal service, you will be able to choose to elect to take RMD withdrawals from your Protected Benefit account value and your Investment account value. If you elect to use our RMD Wealth Guard withdrawal service, and our Automatic RMD withdrawal service, you will receive RMD payments that you are entitled to receive for that calendar year. At the time you elected to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. For example, in the calendar year that you turn age 701/2, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 701/2, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. In that event, the RMD Wealth Guard death benefit base would not reset after that withdrawal. For more information, please refer to "Accessing your money" later in this Prospectus.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

                        CONTRACT FEATURES AND BENEFITS

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VII later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis and be subject to any applicable withdrawal charges until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, "Purchase considerations for QP participants".

The RMD Wealth Guard death benefit is only available for traditional IRA, SEP and QPDC contracts.

RMD WEALTH GUARD REFUND FEATURE:

If you have a RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner reaches age 95, or before the owner's death, the following applies:

(i)We will issue you a supplementary contract with the same owner and beneficiary;

(ii)You will receive periodic refund payments based on the value of your RMD Wealth Guard death benefit base on the day your Protected Benefit account falls to zero until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero;

(iii)Unless you have amounts allocated to your Investment account, your contract will also terminate; and

(iv)Any remaining RMD payments from the Investment account will continue uninterrupted. Any remaining RMD payments from the entire contract must be taken from the Investment account in the calendar year the Protected Benefit account falls to zero. Your periodic payments will begin one modal period from that date. For example, if you previously received payments on an annual basis, your next periodic payment will begin one year from the date your Protected Benefit account value fell to zero.

The annual refund payments to be received is equal to the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero, divided by the difference between 95 and the age of the owner at the time the Protected Benefit account value fell to zero. The value of the annual refund payments to be received will be paid in full by the end of the period resulting from this formula, which will not be later than the date the owner reaches age 96.

For example:

Assume your RMD Wealth Guard death benefit base is equal to $100,000. Further assume that at the time your Protected Benefit account value fell to zero you were age 85 and that the total RMD withdrawals from your Protected Benefit account were equal to $60,000. You (or your beneficiary) would receive $4,000 each year over a period of 10 years (age 95 minus age 85 equals 10). The RMD Wealth Guard Refund amount is calculated by dividing $40,000 ($100,000 - $60,000) by 10 which equals $4,000 per year.

If you die before receiving the remaining periodic payments, your beneficiary will receive any remaining periodic payments.

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", later in this prospectus and under Appendix I.

"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT

                        CONTRACT FEATURES AND BENEFITS

YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A
PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR
BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. If you select the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. If you select the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract. For example, the Lock-in Rate, from the contract date and for each additional contribution, is seven years for Series B, nine years for Series CP and four years for Series L. Lock-in Rates are no longer applicable after the duration specified in your contract. See "New business rates" under "Guaranteed minimum income benefit" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."

NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever

                        CONTRACT FEATURES AND BENEFITS
been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

                        CONTRACT FEATURES AND BENEFITS

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" Guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(R) AND YOUR GUARANTEED BENEFIT BASES

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and you also elect the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

                        CONTRACT FEATURES AND BENEFITS

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because credits to your Investment account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

Except as otherwise described in this section, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

..   A withdrawal from your Protected Benefit account prior to the calendar year in which you turn age 701/2 will be treated as an Excess RMD withdrawal and will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount.

..   A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 in excess of your RMD Wealth Guard withdrawal amount will be treated as an Excess RMD withdrawal. The portion of a withdrawal in excess of your RMD Wealth Guard withdrawal amount will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year will reduce the RMD Wealth Guard death benefit base on a pro rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing

                        CONTRACT FEATURES AND BENEFITS
your money" later in this Prospectus. For information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" earlier in this Prospectus.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and
(ii) the expiration of all withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB, "Greater of" death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix I "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

                        CONTRACT FEATURES AND BENEFITS

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

                        CONTRACT FEATURES AND BENEFITS

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you elected the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. SINCE THE CONTRACTS ARE NO LONGER AVAILABLE TO NEW PURCHASERS, THIS CANCELLATION PROVISION IS NO LONGER APPLICABLE.

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Return of Principal, Highest Anniversary Value, and "Greater of"
    Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the RMD Wealth Guard death benefit and your Protected
    Benefit account value falls to zero before the owner reaches age 95, you will receive periodic payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. We will treat this as a period certain annuity for the period measured from the owner's age when the Protected Benefit account value falls to zero to age 95. Your contract will terminate, unless you have amounts allocated

                       DETERMINING YOUR CONTRACT'S VALUE
   to the Investment account. Any remaining RMD payments from the Investment account will continue uninterrupted. The period certain annuity, which will begin one modal period from the date the Protected Benefit account falls to zero, will be treated as a separate annuity contract for purposes of the required minimum distribution rules. Any remaining RMD payments from the entire contract must be taken from the Investment account in the calendar year the Protected Benefit account falls to zero. See "RMD Wealth Guard death benefit" in "Contract features and benefits" earlier in this Prospectus; as well as "Tax information" later in the Prospectus for more information.

..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later, until your first contract date anniversary. If you do not elect the "Greater of" GMDB and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later, until your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 71st birthday or your first RMD withdrawal, whichever is earlier.

..   Transfers are also subject to the limitations described below:

   -- If you are under age 66, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options. If you are age 66 or older, the maximum amount you may transfer to the Protected Benefit account is equal to the Investment account value as of the transaction date minus your total contributions and any applicable credits (for Series CP only) to the Investment account from age 66 through age 70.

      For example, assume you are 68 years old and your Investment account value on the date of your transfer request is $100,000. Further assume that your total contributions and any applicable credits to the Investment account from age 66 to 68 were equal to $20,000. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options would be equal to $80,000 ($100,000 - $20,000).

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary through age 70, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form), through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits and Earnings bonus applied to the
    Investment account will not be part of the net contribution amount. The total amount of credit and Earnings bonus applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix IX later in this Prospectus for more information.

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                                                                            METHOD OF WITHDRAWAL
                                                             ----------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
-----------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
-----------------------------------------------------------------------------------------------------------------
Roth IRA                                                        Yes       Yes      Yes        Yes        No
-----------------------------------------------------------------------------------------------------------------
Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
-----------------------------------------------------------------------------------------------------------------
QP/(5)/                                                         Yes       Yes      No         No         No
-----------------------------------------------------------------------------------------------------------------
SEP IRA                                                         Yes       Yes      Yes        Yes        Yes
-----------------------------------------------------------------------------------------------------------------

(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the

                             ACCESSING YOUR MONEY
contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select).

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

                             ACCESSING YOUR MONEY

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA, ROTH IRA AND SEP IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have

                             ACCESSING YOUR MONEY
allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT. PLEASE NOTE THAT ELECTING TO TAKE SUBSTANTIALLY EQUAL WITHDRAWALS FROM A CONTRACT WITH THE RMD WEALTH GUARD DEATH BENEFIT MAY LIMIT THE UTILITY OF THAT BENEFIT. SEE THE DISCUSSION OF THE "RMD WEALTH GUARD DEATH BENEFIT" UNDER "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "Automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our Automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GMIB. (TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with or without the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

                             ACCESSING YOUR MONEY

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

RMDS FOR TRADITIONAL IRA AND SEP IRA CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. (SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. In such a case, a withdrawal charge may apply. If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 701/2 or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. Excess RMD withdrawals, which are withdrawals in excess of your RMD Wealth Guard withdrawal amount, will reduce your RMD Wealth Guard death benefit base on a pro rata basis. RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional
IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement. We do not impose a withdrawal charge on RMD payments taken through our RMD Wealth Guard withdrawal service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

For more information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" under "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment

                             ACCESSING YOUR MONEY
options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

   -- the GMIB (while the no lapse guarantee is in effect unless your Protected
      Benefit account value falls to zero due to an "Excess withdrawal") will continue as described under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus; and

   -- the RMD Wealth Guard death benefit (if your Protected Benefit account falls to zero before the owner reaches age 95), will continue as described under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

..   If you did not elect the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, or you have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

                             ACCESSING YOUR MONEY

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

..   any disbursement requested within 30 days of a change to the address;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request;

..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.


Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.


We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details.


The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue.

                             ACCESSING YOUR MONEY

Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------
Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
--------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based

                             ACCESSING YOUR MONEY
on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.30%
   Series CP(R):   0.35%
   Series L:       0.35%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.20%
   Series CP(R):   0.25%
   Series L:       0.25%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------------------------------------------------------
                     WITHDRAWAL CHARGE AS A % OF CONTRIBUTION FOR EACH CONTRACT YEAR
----------------------------------------------------------------------------------------------------------------
                                                             1   2   3   4      5    6   7      8    9     10
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
----------------------------------------------------------------------------------------------------------------
Series L                                                     8%  7%  6%  5%  0%/(2)/ --  --  --      --  --
----------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
----------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.
For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

                             CHARGES AND EXPENSES

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT (OTHER THAN THE RMD WEALTH GUARD DEATH BENEFIT) AND WITHOUT GMIB. If you have Guaranteed minimum death benefit with your contract, but did not elect the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is 10% of the Protected Benefit account value at the beginning of the contract year. Withdrawal charges do not apply to RMD Wealth Guard withdrawals.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

                             CHARGES AND EXPENSES

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD WEALTH GUARD DEATH BENEFIT. If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to 0.90% of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.80%. See, "Fee changes for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit" below for more information.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

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For the Highest Anniversary Value death benefit, "Greater of" death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment options (including, if applicable, the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

                             CHARGES AND EXPENSES

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT, "GREATER OF" DEATH BENEFIT AND RMD WEALTH GUARD DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

                             CHARGES AND EXPENSES

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

                           PAYMENT OF DEATH BENEFIT

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

   -- If the surviving spouse is age 66 or over on the date of your death for contracts with the "Greater of" death benefit or the RMD Wealth Guard death benefit or age 81 or older for

                           PAYMENT OF DEATH BENEFIT
      contracts with the Highest Anniversary Value death benefit, the applicable Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Protected Benefit account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value will be increased to equal the Guaranteed minimum death benefit base.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

The RMD Wealth Guard death benefit will terminate if the surviving spouse is not eligible to make contributions or transfers into the Protected Benefit account and the Protected Benefit account has no value.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

                           PAYMENT OF DEATH BENEFIT

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

                                TAX INFORMATION

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies). Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

ANNUITY PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

ANNUITY PAYMENTS UNDER THE RMD WEALTH GUARD REFUND FEATURE

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before you reach age 95 or before your death, we will issue you a supplementary contract with the same owner and beneficiary. You will receive periodic refund payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. See "RMD Wealth Guard Refund feature" in "Contract features and benefits" earlier in this Prospectus for additional information.

The payments under the RMD Wealth Guard Refund feature will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the RMD Wealth Guard Refund feature, all amounts will be fully taxable.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral

                                TAX INFORMATION
assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether

                                TAX INFORMATION
the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

Except as applicable to SEP-IRA Contracts (see "Simplified Employee Pension Plans (SEP Plans)" later in this section, we have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, Series L or Series CP(R) Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.

See "Simplified Employee Pension Plans (SEP Plans)" later in this section for contributions to a SEP-IRA Contract.

                                TAX INFORMATION

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2018 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2018). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

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..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or


..   certain death benefit payments to a beneficiary who is not your surviving spouse; or


..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you

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calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 701/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As

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long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

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..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a Simplified Employee Pension Plan (SEP plan) for its employees, and can make contributions to a contract for each eligible employee. A self-employed individual may be an employer for this purpose. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant who is a participant under the SEP plan and most of the rules which apply to traditional IRAs apply. See the discussion above under "Traditional individual retirement annuities (traditional IRAs)."


A major difference is the amount of permissible contributions. An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($55,000 after cost-of-living adjustment for 2018). This amount may be further adjusted for cost-of-living changes in future years. Rules similar to the federal tax rules governing qualified plans apply to which employees must be covered and calculation of employer contributions under a SEP plan.


Employers must rely on their own tax and legal advisors regarding the establishment and operation of their SEP plans. An employer sponsoring a SEP plan should discuss with its tax advisor the requirements under the SEP plan to make contributions for its employees and should consider the availability of other funding vehicles for the SEP plan, given the limits on the amount and timing of contributions under the Retirement Cornerstone(R) Series SEP-IRA contract.


Participating employees who are considering the purchase of a Retirement Cornerstone(R) Series SEP-IRA contract through a sponsoring employer's SEP plan contributions should discuss with their employers and their tax advisors that the Retirement Cornerstone(R) Series SEP-IRA contract is not a model traditional IRA established on an IRS form. However, AXA Equitable has applied for, and received an opinion letter that the Retirement Cornerstone(R) Series SEP-IRA contract is acceptable as to form as an IRA and therefore, it may be used in connection with an employer's SEP plan established using an IRS Form 5305-SEP.


AXA Equitable requires a minimum contribution to purchase a SEP-IRA contract in Series CP and Series L which may be larger than the employer contribution with respect to compensation for an employee. In such a case the contract would have to be purchased through a direct transfer from another traditional IRA or through a rollover from another eligible retirement plan, or some combination of contributions permissible under the SEP plan, Code and SEP-IRA contract terms.

Under federal income tax rules employees participating in an employer's SEP plan are not prohibited from making traditional IRA contributions with respect to the employee's compensation to the same traditional IRA which is being funded through employer contributions under the SEP plan. Please note that the terms of the Retirement Cornerstone(R) Series SEP-IRA contract do not permit the Retirement Cornerstone(R) Series SEP-IRA contract owner to make traditional IRA contributions at the same time as the employer sponsoring the SEP plan is making employer contributions to the Retirement Cornerstone(R) Series SEP-IRA contract. However, if the Retirement Cornerstone(R) Series SEP-IRA contract owner requests in writing supported by appropriate documentation that either
(i) the sponsoring employer has terminated the SEP plan or (ii) the Retirement Cornerstone(R) Series SEP-IRA contract owner has separated from service with the sponsoring employer, we will remove the "SEP-IRA" designation from the contract on our records and merely retain the "traditional IRA" designation. No fees or charges will be imposed on any such change of designation. Thereafter, we will no longer accept employer contributions. If the IRA contract owner is eligible to make contributions, we will accept traditional IRA regular contributions described earlier in this section under "Traditional individual retirement annuities (traditional IRAs)."

Please also note, if the sponsoring employer's plan is a "Salary Reduction Simplified Employee Pension Plan" or "SARSEP" established before 1997 that the Retirement Cornerstone(R) Series SEP-IRA contract does not accept salary reduction contributions.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

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CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R) and Series L Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.

Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.

Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

                                TAX INFORMATION

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.



The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


Conversion rollover contributions to Roth IRAs cannot be recharacterized.


To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

                                TAX INFORMATION

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

                                TAX INFORMATION

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for SEP, QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or

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business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).


Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

                               MORE INFORMATION

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

                               MORE INFORMATION

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over

                               MORE INFORMATION
contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

Appendix I: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to elect the          benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new Guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

RMD Wealth Guard death        RMD Wealth Guard death           .   You may elect the Return   .   You can drop the Return
   benefit                    benefit                              of Principal death             of Principal death
                                                                   benefit or Highest             benefit post- funding
                                                                   Anniversary Value death        only.
                                                                   benefit.                   .   You can drop the Highest
                                                                                                  Anniversary Value death
                                                                                                  benefit either
                                                                                                  pre-funding or
                                                                                                  post-funding.
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        Both benefits                    .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                        will terminate by
   death benefit                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to elect the          benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new Guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION             POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard death    RMD Wealth Guard death     .   Your Guaranteed benefit    .   Not applicable.
   benefit                benefit                        will terminate by
                                                         notifying us and taking a
                                                         full withdrawal of your
                                                         Protected Benefit account
                                                         or making a one-time
                                                         transfer to the
                                                         Investment account
                                                         variable investment
                                                         options and the
                                                         guaranteed interest
                                                         option.
                                                     .   Your death benefit will
                                                         be equal to the return of
                                                         your account value.
------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, the plan trust should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

For QPDC contracts only: Withdrawals from your Protected Benefit account reduce your RMD Wealth Guard benefit base on a pro rata basis (including any applicable withdrawal charges), until the QPDC contract is converted to an IRA. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------

                                                                                                    GUARANTEED
                                                                                                     MINIMUM
                                          GUARANTEED MINIMUM DEATH BENEFIT                        INCOME BENEFIT
                                          --------------------------------                        --------------

                                                       HIGHEST
                                                     ANNIVERSARY
          PROTECTED                                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF       RMD WEALTH        AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL      GUARD DEATH        BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE    BENEFIT BASE        BASE           BASE           BASE             BASE
----------------------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/   $103,000/(2)/  $103,000/(4)/  $104,000        $104,000/(7)/    $104,000
----------------------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/   $107,120/(2)/  $107,120/(4)/  $108,160        $108,160/(7)/    $108,160
----------------------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(6)/   $113,547/(7)/    $113,547
----------------------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(6)/   $120,360/(7)/    $120,360
----------------------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(6)/   $128,785/(7)/    $128,785
----------------------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $133,937        $133,937/(7)/    $133,937
----------------------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $139,294        $139,294/(7)/    $139,294
----------------------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

RMD WEALTH GUARD BENEFIT BASE

(2)At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(4)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(5)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being "reset" to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                                     III-2

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L and Series CP(R)). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.43)% and 3.57% for the Series B Protected Benefit account variable investment options and (2.45)% and 3.55% for the Series B Investment account variable investment options; (2.83)% and 3.17% for the Series L Protected Benefit account variable investment options and (2.85)% and 3.15%, for the Series L Investment account variable investment options; (2.78)% and 3.22% for the Series CP(R) Protected Benefit account variable investment options and (2.8)% and 3.2% for the Series CP(R) Investment account variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.4% for the Protected Benefit account variable investment options (for each Series) and of 0.59% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.48% for the Protected Benefit account variable investment options (for each Series) and 0.31% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,020  41,420 57,107 60,707 89,127   95,127  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,064  42,890 54,226 61,381 85,291   97,272  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,131  44,413 51,356 62,020 82,488  100,433  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,222  45,990 48,494 62,620 78,716  102,610  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,334  47,622 45,637 63,177 75,971  105,799  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,469  49,313 42,782 63,686 74,250  109,999  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,624  51,064 39,926 64,144 72,550  114,207  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,800  52,876 37,067 64,545 69,868  117,421  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,997  54,753 34,202 64,885 66,199  119,638  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,213  56,697 31,328 65,159 62,541  121,856  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,542  67,501 16,721 65,326 44,263  132,827 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,326  80,364  1,424 62,855 25,750  143,219 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,485  95,678      0 57,665 21,485  153,343       0 131,467       0 159,950 *$7,673     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,975 113,910      0 49,503 18,975  163,414       0 131,467       0 194,604   7,673 **$15,220
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,020  41,420 57,121 60,721 89,141   95,141  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    38,064  42,890 54,269 61,424 85,333   97,315  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    37,131  44,413 51,442 62,109 82,573  100,522  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    36,222  45,990 48,639 62,773 78,860  102,763  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,334  47,622 45,857 63,414 76,191  106,037  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,469  49,313 43,095 64,031 74,563  110,343  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,624  51,064 40,350 64,619 72,974  114,683  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,800  52,876 37,622 65,178 70,422  118,054  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,997  54,753 34,907 65,704 66,904  120,458  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    31,213  56,697 32,204 66,195 63,417  122,892  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    27,542  67,501 18,802 68,016 46,344  135,517  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    24,326  80,364  5,410 68,454 29,736  148,818 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    21,485  95,678      0 67,581 21,485  163,259       0 108,367       0 125,627 *$7,103     3,769
-----------------------------------------------------------------------------------------------------------
95     30    18,975 113,910      0 65,378 18,975  179,288       0 108,367       0 145,636   7,103 **$11,390
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,103 will continue as lifetime payments

** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,860  41,260 56,867 60,467 87,727   93,727  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,752  42,560 53,765 60,891 84,517   96,451  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,677  43,900 50,691 61,269 81,368   99,169  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,631  45,283 47,642 61,597 78,273  101,880  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,616  46,710 44,615 61,870 79,231  108,580  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,629  48,181 41,606 62,086 75,235  110,266  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,671  49,699 38,613 62,238 71,283  111,936  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,740  51,264 35,631 62,322 67,371  113,586  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,835  52,879 32,659 62,333 63,494  115,212  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    29,956  54,545 29,692 62,267 59,648  116,811  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    25,894  63,694 14,823 60,552 40,717  124,246 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,404  74,378      0 55,898 22,404  130,276       0 131,467 131,467 131,467   7,145     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,385  86,854      0 48,232 19,385  135,087       0 131,467       0 159,950 *$7,145     6,398
-----------------------------------------------------------------------------------------------------------
95     30    16,771 101,423      0 37,311 16,771  138,734       0 131,467       0 194,604   7,145 **$15,220
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,145 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,860  41,260 56,881 60,481 87,741   93,741  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    37,752  42,560 53,807 60,934 84,559   96,493  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    36,677  43,900 50,776 61,357 81,453   99,258  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    35,631  45,283 47,786 61,749 78,417  102,032  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    34,616  46,710 44,834 62,107 79,450  108,817  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    33,629  48,181 41,917 62,428 75,546  110,609  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    32,671  49,699 39,034 62,710 71,705  112,408  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    31,740  51,264 36,181 62,949 67,921  114,214  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    30,835  52,879 33,356 63,144 64,192  116,023  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    29,956  54,545 30,558 63,291 60,514  117,836  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    25,894  63,694 16,872 63,194 42,766  126,888  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    22,404  74,378  3,487 61,362 25,891  135,740 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    19,385  86,854      0 57,839 19,385  144,693       0 108,367       0 125,627 *$6,668     3,769
-----------------------------------------------------------------------------------------------------------
95     30    16,771 101,423      0 52,565 16,771  153,988       0 108,367       0 145,636   6,668 **$11,390
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,668 will continue as lifetime payments
** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,046  42,518 58,647 62,355 90,693   96,873  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,925  43,879 55,524 62,870 86,449   98,749  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,835  45,283 52,428 63,342 83,263  101,625  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,776  46,732 49,356 63,767 80,132  104,499  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,746  48,228 46,305 64,142 77,051  107,369  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,745  49,771 43,272 64,461 74,017  110,232  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,772  51,364 40,253 64,720 71,025  113,084  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,827  53,007 37,245 64,916 68,072  115,923  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,908  54,703 34,245 65,042 65,153  118,745  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,014  56,454 31,251 65,094 62,265  121,548  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,879  66,083 16,233 64,029 43,112  130,113 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    23,317  77,355    827 60,130 24,143  137,485 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    20,226  90,550      0 53,332 20,226  143,882       0 131,467       0 159,950 *$7,673     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,545 105,996      0 43,404 17,545  149,400       0 131,467       0 194,604   7,673 **$15,220
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,046  42,518 58,661 62,362 90,707   96,881  61,800  62,356  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    38,925  43,879 55,566 62,906 86,491   98,785  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    37,835  45,283 52,513 63,424 83,348  101,707  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    36,776  46,732 49,500 63,913 80,276  104,645  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,746  48,228 46,524 64,371 77,270  107,599  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,745  49,771 43,583 64,796 74,328  110,567  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,772  51,364 40,674 65,185 71,446  113,549  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,827  53,007 37,795 65,536 68,622  116,543  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,908  54,703 34,944 65,846 65,851  119,549  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    31,014  56,454 32,118 66,111 63,132  122,565  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    26,879  66,083 18,286 66,667 45,164  132,751  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    23,317  77,355  4,742 65,599 28,058  142,954 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    20,226  90,550      0 62,963 20,226  153,513       0 108,367       0 125,627 *$6,668     3,769
-----------------------------------------------------------------------------------------------------------
95     30    17,545 105,996      0 58,719 17,545  164,714       0 108,367       0 145,636   6,668 **$11,390
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $6,668 will continue as lifetime payments
** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------
ALABAMA     See "Your right to cancel within a certain  If you reside in the state of
            number of days" in "Contract features       Alabama, you may cancel your
            and benefits"                               variable annuity contract and
                                                        return it to us within 15
                                                        days from the date you
                                                        received it. Your refund will
                                                        equal your account value
                                                        under the contract on the day
                                                        we receive notification to
                                                        cancel the contract.
--------------------------------------------------------------------------------------
CALIFORNIA  See "We require that the following types    You are not required to use
            of communications be on specific forms      our forms when making a
            we provide for that purpose (and            transaction request. If a
            submitted in the manner that the forms      written request contains all
            specify)" in "Who is AXA Equitable" and     the information required to
            "Effect of Excess withdrawals" in           process the request, we will
            "Contract features and benefits"            honor it. Although you are
                                                        not required to use our
                                                        withdrawal request form, if
                                                        you do not specify whether we
                                                        should process a withdrawal
                                                        that results in an Excess
                                                        withdrawal, and the
                                                        transaction results in an
                                                        Excess withdrawal, we will
                                                        not process that request.

            See "Asset transfer program ("ATP")" in     If you elect the GMIB, the
            "Contract features and benefits"            ATP will commence on the
                                                        valuation day of your second
                                                        monthiversary.

            See "Your right to cancel within a certain  If you reside in the state of
            number of days" in "Contract features       California and you are age 60
            and benefits"                               or older at the time the
                                                        contract is issued, you may
                                                        return your Retirement
                                                        Cornerstone(R) Series
                                                        contract within 30 days from
                                                        the date that you receive it
                                                        and receive a refund as
                                                        described below. This is also
                                                        referred to as the ''free
                                                        look'' period.

                                                        If you allocate your entire
                                                        initial contribution to the
                                                        EQ/Money Market variable
                                                        investment option (and/or
                                                        guaranteed interest option,
                                                        if available), the amount of
                                                        your refund will be equal to
                                                        your contribution, unless you
                                                        make a transfer, in which
                                                        case the amount of your
                                                        refund will be equal to your
                                                        Total account value on the
                                                        date we receive your request
                                                        to cancel at our processing
                                                        office. This amount could be
                                                        less than your initial
                                                        contribution. If you allocate
                                                        any portion of your initial
                                                        contribution to the variable
                                                        investment options (other
                                                        than the EQ/Money Market
                                                        variable investment option),
                                                        your refund will be equal to
                                                        your Total account value on
                                                        the date we receive your
                                                        request to cancel at our
                                                        processing office.

                                                        "RETURN OF CONTRIBUTION" FREE
                                                        LOOK TREATMENT AVAILABLE
                                                        THROUGH CERTAIN SELLING
                                                        BROKER-DEALERS

                                                        Certain selling
                                                        broker-dealers offer an
                                                        allocation method designed to
                                                        preserve your right to a
                                                        return of your contributions
                                                        during the free look period.
                                                        At the time of application,
                                                        you will instruct your
                                                        financial professional as to
                                                        how your initial contribution
                                                        and any subsequent
                                                        contributions should be
                                                        treated for the purpose of
                                                        maintaining your free look
                                                        right under the contract.
                                                        Please consult your financial
                                                        professional to learn more
                                                        about the availability of
                                                        "return of contribution" free
                                                        look treatment.

                                                        If you choose "return of
                                                        contribution" free look
                                                        treatment of your contract,
                                                        we will allocate your entire
                                                        contribution and any
                                                        subsequent contributions made
                                                        during the 40-day period
                                                        following the contract date,
                                                        to the EQ/Money Market
                                                        investment option. In the
                                                        event you choose to exercise
                                                        your free look right under
                                                        the contract, you will
                                                        receive a refund equal to
                                                        your contributions.
--------------------------------------------------------------------------------------

                                      V-1

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CALIFORNIA                                               If you choose the "return of
(CONTINUED)                                              contribution" free look
                                                         treatment and your contract
                                                         is still in effect on the
                                                         40th day (or next Business
                                                         Day) following the contract
                                                         date, we will automatically
                                                         reallocate your account value
                                                         to the investment options
                                                         chosen on your application.
                                                         Any transfers made prior to
                                                         the expiration of the 30-day
                                                         free look will terminate your
                                                         right to "return of
                                                         contribution" treatment in
                                                         the event you choose to
                                                         exercise your free look right
                                                         under the contract. Any
                                                         transfer made prior to the
                                                         40th day following the
                                                         contract date will cancel the
                                                         automatic reallocation on the
                                                         40th day (or next business
                                                         day) following the contract
                                                         date described above. If you
                                                         do not want AXA Equitable to
                                                         perform this scheduled
                                                         one-time re-allocation, you
                                                         must call one of our customer
                                                         service representatives at 1
                                                         (800) 789-7771 before the
                                                         40th day following the
                                                         contract date to cancel.
                                                         If you choose the "return of
                                                         contribution" free look
                                                         treatment, you may not elect
                                                         a Special dollar cost
                                                         averaging program either at
                                                         issue or any time in the
                                                         first 40 days after issue.

             See "Disability, terminal illness, or       The withdrawal charge waivers
             confinement to a nursing home'' under       for items (i), (ii) and (iii)
             "Withdrawal charge" in "Charges and         under "DISABILITY, TERMINAL
             expenses"                                   ILLNESS, OR CONFINEMENT TO
                                                         NURSING HOME." do not apply
                                                         and are replaced with the
                                                         following:
                                                         (i)We receive proof
                                                            satisfactory to us
                                                            (including certification
                                                            by a licensed physician)
                                                            that an owner (or older
                                                            joint owner, if
                                                            applicable) suffers from
                                                            impairment of cognitive
                                                            ability, meaning a
                                                            deterioration or loss of
                                                            intellectual capacity due
                                                            to mental illness or
                                                            disease, including
                                                            Alzheimer's disease or
                                                            related illnesses, that
                                                            requires continual
                                                            supervision to protect
                                                            oneself or others.

                                                         (ii)We receive proof
                                                             satisfactory to us
                                                             (including certification
                                                             by a licensed physician)
                                                             that an owner's (or older
                                                             joint owner's, if
                                                             applicable) life
                                                             expectancy is 12 months
                                                             or less.
                                                         (iii)An owner (or older joint
                                                              owner, if applicable)
                                                              has been confined to a
                                                              nursing home as verified
                                                              by a licensed physician.
                                                              The definition of a
                                                              nursing home for this
                                                              purpose is as follows:
                                                              the owner (or older
                                                              joint owner, if
                                                              applicable) is
                                                              receiving, as prescribed
                                                              by a physician,
                                                              registered nurse, or
                                                              licensed social worker,
                                                              home care or
                                                              community-based services
                                                              (including adult day
                                                              care, personal care,
                                                              homemaker services,
                                                              hospice services or
                                                              respite care) or, is
                                                              confined in a skilled
                                                              nursing facility,
                                                              convalescent nursing
                                                              home, or extended care
                                                              facility, which shall
                                                              not be defined more
                                                              restrictively than as in
                                                              the Medicare program, or
                                                              is confined in a
                                                              residential care
                                                              facility or residential
                                                              care facility for the
                                                              elderly, as defined in
                                                              the Health and Safety
                                                              Code. Out-of-state
                                                              providers of services
                                                              shall be defined as
                                                              comparable in licensure
                                                              and staffing
                                                              requirements to
                                                              California providers.

             See ''Transfers of ownership, collateral    Guaranteed benefits do not
             assignments, loans and borrowing'' in       terminate upon a change of
             ''More Information''                        owner or absolute assignment
                                                         of the contract. Guaranteed
                                                         benefits will continue to be
                                                         based on the original
                                                         measuring life (i.e., owner,
                                                         older joint owner, annuitant,
                                                         older joint annuitant).
---------------------------------------------------------------------------------------
COLORADO     See "Your right to cancel within a certain  If you reside in the state of
             number of days" in "Contract features       Colorado, you may cancel your
             and benefits"                               variable annuity contract and
                                                         return it to us within 15
                                                         days from the date you
                                                         received it. Your refund will
                                                         equal your account value
                                                         under the contract on the day
                                                         we receive notification to
                                                         cancel the contract.
---------------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional transfer    The charge for transfers does
             in excess of 12 transfers per contract      not apply.
             year" in "Fee table" and "Transfer
             charge" in "Charges and expenses"
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
CONNECTICUT  See "Credit recovery" under "Credits and    The second and third bullets
(CONTINUED)  Earnings bonus (For Series CP(R) contracts  under "Credit recovery" do only)" in "Contract features and benefits"  not apply and are replaced by
             and "Your annuity payout options" in        the following:
             "Accessing your money"
                                                         .   If you start receiving
                                                             annuity payments within
                                                             three years of making any
                                                             contribution, we will not
                                                             recover the credit that
                                                             applies to any
                                                             contribution made within
                                                             the prior three years. As
                                                             a result, we will apply
                                                             the contract's cash
                                                             value, not the account
                                                             value, to the life
                                                             contingent annuity payout
                                                             regardless of how many
                                                             years have elapsed since
                                                             last contribution.
                                                         .   Credits applied to
                                                             contributions made within
                                                             one year of death of the
                                                             owner (or older joint
                                                             owner, if applicable)
                                                             will not be recovered.
                                                             However, any applicable
                                                             contract withdrawal
                                                             charges will continue to
                                                             apply to those
                                                             contributions. The 10%
                                                             free withdrawal amount
                                                             does not apply when
                                                             calculating the
                                                             withdrawal charges
                                                             applicable to the payment
                                                             of a death benefit.

             See "GMIB "no lapse guarantee"" under       The no-lapse guarantee will
             "Guaranteed minimum income benefit"         not terminate if your
             in "Contract features and benefits"         aggregate withdrawals from
                                                         your Protected Benefit
                                                         account in any contract year
                                                         following the contract year
                                                         in which you first fund your
                                                         Protected Benefit Account
                                                         exceed your Annual Withdrawal
                                                         Amount unless the excess
                                                         withdrawal drives your
                                                         account value to zero.

             See "Disruptive transfer activity" in       The ability to restrict
             "Transferring your money among              transfers due to market
             investment options"                         timing can only be determined
                                                         by the underlying fund
                                                         managers. AXA Equitable's
                                                         right to restrict transfers
                                                         due to market timing does not
                                                         apply.

             See "Transfer Charge" in "Charges and       The charge for excessive
             Expenses"                                   transfers does not apply.
                                                         The ability to reserve the
                                                         right to impose a limit on
                                                         the number of free transfers
                                                         does not apply.
             See "Withdrawal charge" in "Charges         No withdrawal charge will
             and expenses"                               apply to any contribution
                                                         received more than 12 months
                                                         prior to the date of death in
                                                         the event the owner dies and
                                                         the death benefit is payable.
                                                         For Series CP(R) contracts:
                                                         Since credits applied to
                                                         contributions cannot be
                                                         recovered, withdrawal charges
                                                         apply to amounts associated
                                                         with a credit.

             See "Disability, terminal illness, or       The withdrawal charge waiver
             confinement to a nursing home" under        under item (i) does not apply.
             "Withdrawal charge" in "Charges and
             expenses"

             See "Special service charges" in "Charges   The charge for third-party
             and Expenses"                               transfers or exchanges does
                                                         not apply.
                                                         The maximum charge for check
                                                         preparation is $9 per
                                                         occurrence.

             See "Misstatement of age" in "More          We will not deduct interest
             information"                                for any overpayments made by
                                                         us due to a misstatement of
                                                         age or sex. Any overpayments
                                                         will be deducted from future
                                                         payments.

             See "Transfers of ownership, collateral     Benefits terminate upon any
             assignments, loans and borrowing" in        change of owner who is the
             "More information"                          measuring life, unless the
                                                         change of ownership is due to
                                                         a divorce where the spouse is
                                                         awarded 100% of the account
                                                         value and chooses to continue
                                                         the contract in his or her
                                                         name and meets the age
                                                         requirements of the
                                                         applicable benefit on the
                                                         date the change in ownership
                                                         occurs.
                                                         Benefits do not terminate
                                                         upon assignment.
                                                         Your contract cannot be
                                                         assigned to an institutional
                                                         investor or settlement
                                                         company, either directly or
                                                         indirectly, nor may the
                                                         ownership be changed to an
                                                         institutional investor or
                                                         settlement company.
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS                          AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
DELAWARE  See "Your right to cancel within a certain     If you reside in the state of
          number of days" in "Contract features          Delaware, at the time the
          and benefits"                                  contract was issued, you may
                                                         return your Retirement
                                                         Cornerstone (R) Series
                                                         replacement contract within
                                                         20 days from the date you
                                                         received it and receive a
                                                         full refund of your
                                                         contribution.

          See "Greater of death benefit" under           If the Guaranteed minimum
          "Guaranteed benefit charges" in                income benefit is elected or
          "Charges and expenses"                         if the Guaranteed minimum
                                                         income benefit is elected
                                                         with the Return of Principal
                                                         death benefit, Highest
                                                         Anniversary Value death
                                                         benefit, or "Greater of"
                                                         death benefit, the maximum
                                                         charge for each benefit is
                                                         1.65%. If the RMD Wealth
                                                         Guard death benefit is
                                                         elected the maximum charge is
                                                         1.40%.
---------------------------------------------------------------------------------------
FLORIDA   See "How you can purchase and                  In the second paragraph of
          contribute to your contract" in "Contract      this section, item (ii)
          features and benefits"                         regarding the $2,500,000
                                                         limitation on contributions
                                                         is deleted. The remainder of
                                                         this section is unchanged.

          See "How you can purchase and                  We may not discontinue the
          contribute to your contract" in "Contract      acceptance of contributions.
          features and benefits"
          See "Credits (for Series CP(R) contracts)" in  If you elect to receive
          "Contract features and benefits"               annuity payments within five
                                                         years of the contract date,
                                                         we will recover the credit
                                                         that applies to any
                                                         contribution made in those
                                                         five years. If you elect to
                                                         receive annuity payments
                                                         after five years from the
                                                         contract date and within
                                                         three years of making any
                                                         contribution, we will recover
                                                         the credit that applies to
                                                         any contribution made within
                                                         the prior three years.

          See "When to expect payments" in               For any payment we defer for
          "Accessing your money"                         more than 30 days, we will
                                                         pay interest to that payment
                                                         based on an annual interest
                                                         rate that is equal to, or
                                                         greater than, the Moody's
                                                         Corporate Bond Yield Average
                                                         Monthly Corporate Rate.
          See "Selecting an annuity payout option"       The following sentence
          under "Your annuity payout options" in         replaces the first sentence
          "Accessing your money"                         of the second paragraph in
                                                         this section:

          See "Annuity maturity date" under "Your        Requests to start receiving
          annuity payout options" in "Accessing          annuity payments before the
          your money"                                    maturity date must be made in
                                                         writing at least 30 days
                                                         prior to the date annuity
                                                         payments are to begin.
          See "Special service charges" in "Charges      The charge for third-party
          and expenses"                                  transfer or exchange applies
                                                         to any transfer or exchange
                                                         of your contract, even if it
                                                         is to another contract issued
                                                         by AXA Equitable. We will not
                                                         impose a charge for
                                                         third-party transfers or
                                                         exchanges if the contract
                                                         owner is age 65 or older at
                                                         issue.
                                                         You can choose the date
                                                         annuity payments begin but it
                                                         may not be earlier than
                                                         twelve months from the
                                                         Retirement Cornerstone(R)
                                                         Series contract date.

          See "Your right to cancel within a certain     If you reside in the state of
          number of days" in "Contract features          Florida, you may cancel your
          and benefits"                                  variable annuity contract and
                                                         return it to us within 21
                                                         days from the date that you
                                                         receive it. You will receive
                                                         an unconditional refund equal
                                                         to the greater of the cash
                                                         surrender value provided in
                                                         the annuity contract, plus
                                                         any fees or charges deducted
                                                         from the contributions or
                                                         imposed under the contract,
                                                         or a refund of all
                                                         contributions paid.

          See "Transferring your account value" in       We may not require a minimum
          "Transferring your money among                 time period between transfers
          investment options"                            or establish a daily maximum
                                                         transfer limit.

          See "Check preparation charge" under           The maximum charge for check
          "Special service charges" in "Charges          preparation is $25.
          and expenses"

          See "Withdrawal charge" under                  If you are age 65 and older
          "Charges that AXA Equitable deducts" in        at the time your contract is
          "Charges and expenses"                         issued, the applicable
                                                         withdrawal charge will not
                                                         exceed 10% of the amount
                                                         withdrawn.

          See "Misstatement of age" in "More             After the second contract
          information"                                   date anniversary, Guaranteed
                                                         benefits may not be
                                                         terminated for misstatement
                                                         of age.
---------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------
FLORIDA      See "Transfers of ownership, collateral     Your Guaranteed benefits will
(CONTINUED)  assignments, loans and borrowing" in        terminate with all transfers
             "More information"                          of ownership, even with a
                                                         change of owner from a trust
                                                         to an individual, unless the
                                                         change of ownership is due to
                                                         a divorce where the spouse is
                                                         awarded 100% of the Total
                                                         account value, chooses to
                                                         continue the contract in his
                                                         or her name and meets the age
                                                         requirements of the
                                                         applicable rider on the date
                                                         the change in ownership
                                                         occurs.
---------------------------------------------------------------------------------------
IOWA         See "Your right to cancel within a certain  If you reside in the state of
             number of days" in "Contract features       Iowa, you may cancel your
             and benefits"                               variable annuity contract and
                                                         return it to us within 15
                                                         days from the date you
                                                         received it. Your refund will
                                                         equal your account value
                                                         under the contract on the day
                                                         we receive notification to
                                                         cancel the contract.
---------------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit and RMD      The "Greater of" death
             Wealth Guard death benefit in               benefit and the RMD Wealth
             "Definitions of key terms", in              Guard death benefit are not
             "Guaranteed minimum death benefits"         available. The only
             and throughout this Prospectus.             Guaranteed minimum death
                                                         benefits that are available
                                                         are the Return of Principal
                                                         death benefit and the Highest
                                                         Anniversary Value death
                                                         benefit. Both of these death
                                                         benefits are available in
                                                         combination with the
                                                         Guaranteed minimum income
                                                         benefit. They are also
                                                         available without the
                                                         Guaranteed minimum income
                                                         benefit.

             See "Guaranteed interest option" under      FOR SERIES CP(R) CONTRACTS
             "What are your investment options under     ONLY:
             the contract?" in "Contract features and    The Guaranteed interest
             benefits"                                   option is not available.

             See "Dollar cost averaging" in "Contract    FOR SERIES CP(R) CONTRACTS
             features and benefits"                      ONLY:
                                                         Investment Simplifier is not
                                                         available.

             See "Credits" in "Contract features and     FOR SERIES CP(R) CONTRACTS
             benefits"                                   ONLY:
                                                         If the owner (or older joint
                                                         owner, if applicable) dies
                                                         during the one-year period
                                                         following our receipt of a
                                                         contribution to which a
                                                         credit was applied, we will
                                                         recover all or a portion of
                                                         the amount of such Credit
                                                         from the account value, based
                                                         on the number of full months
                                                         that elapse between the time
                                                         we receive the contribution
                                                         and the owner's (or older
                                                         joint owner's, if applicable)
                                                         death, as follows:

                             Number of                       Percentage of
                               Months                            Credit
                               ------                            ------
                                 0                                100%
                                 1                                100%
                                 2                                99%
                                 3                                98%
                                 4                                97%
                                 5                                96%
                                 6                                95%
                                 7                                94%
                                 8                                93%
                                 9                                92%
                                 10                               91%
                                 11                               90%
                                 12                               89%

                                          We will not recover the credit on
                                          subsequent contributions made within 3
                                          years prior to annuitization.

  See "GMIB Benefit base" under           For the GMIB, there are caps on the GMIB
  "Guaranteed minimum income benefit" in  benefit base, which are based on a
  "Contract features and benefits"        percentage of total contributions and
                                          transfers to the Protected Benefit account:

    Initial Funding Age               Cap Amount
    -------------------               ----------
    20-49                             350% on GMIB benefit base
    50+                               No Cap on GMIB benefit base
-----------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                                                          AVAILABILITY
 STATE        FEATURES AND BENEFITS                       OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                  The cap is determined by the age of the
(CONTINUED)                                               owner at the time of first funding of the
                                                          Protected Benefit account. If the Protected
                                                          Benefit account is funded at age 50 or
                                                          greater there is no cap. If the Protected
                                                          Benefit account is funded at ages 20 to 49,
                                                          the cap percentage is set to 350% and does
                                                          not change for the life of the contract,
                                                          unless there is a GMIB benefit base reset
                                                          at age 50 or greater. If there is a GMIB
                                                          benefit base reset at age 50 or greater,
                                                          there is no cap, regardless of the age of
                                                          the owner at first funding. If there is a
                                                          GMIB benefit base reset prior to age 50,
                                                          the GMIB benefit base will be capped at
                                                          350%, multiplied by the Protected Benefit
                                                          account value at time of the GMIB benefit
                                                          base reset, plus 350% of all contributions
                                                          and transfers made to the Protected Benefit
                                                          account after the reset. Neither a GMIB
                                                          benefit base reset nor withdrawals from
                                                          your Protected Benefit account will lower
                                                          the cap amount.

              See "75 Day rate lock-in" under             The Roll-up rate lock-in period is 90 days,
              "Guaranteed minimum income benefit" in      beginning on the date you signed client
              "Contract features and benefits"            replacement information authorization form.

              See "Withdrawals treated as surrenders"     We do not have the right to terminate the
              in "Accessing your money"                   contract if no contributions are made
                                                          during the last three contract years and
                                                          the cash value is less than $500.

              See "Your annuity payout options" in        Your choice of annuity payout options
              "Accessing your money"                      includes a straight life fixed income
                                                          annuity.

              See "The amount applied to purchase an      If a non-life contingent form of annuity is
              annuity payout option" in "Accessing        elected, the amount applied to an annuity
              your money"                                 benefit is the greater of the cash value or
                                                          95% of what the cash value would be if
                                                          there were no withdrawal charge applied;
                                                          however, the income provided will never be
                                                          less than that resulting from the Total
                                                          account value applied to the Table of
                                                          Guaranteed Annuity Payments.
              See "Selecting an annuity payout option"    FOR SERIES CP(R) CONTRACTS ONLY:
              under "Your annuity payout option" in       The earliest date annuity payments may
              "Accessing your money"                      begin is 13 months from the issue date.

              See "Charges and expenses"                  Deductions for charges from the guaranteed
                                                          interest option and the Special DCA account
                                                          are not permitted.
                                                          The charge for third-party transfer or
                                                          exchange does not apply.
                                                          The check preparation charge does not apply.
              See "Disability, terminal illness, or       Item (i) is deleted and replaced with the
              confinement to a nursing home"              following: An owner (or older joint owner,
                                                          if applicable) has qualified to receive
                                                          Social Security disability benefits as
                                                          certified by the Social Security
                                                          Administration or meets the definition of a
                                                          total disability as specified in the
                                                          contract. To qualify, a re-certification
                                                          statement from a physician will be required
                                                          every 12 months from the date disability is
                                                          determined.

              See "Transfers of ownership, collateral     Collateral assignments are not limited to
              assignments, loans and borrowing" in        the period prior to the first contract date
              "More information"                          anniversary. You may assign all or a
                                                          portion of your NQ contract at any time,
                                                          pursuant to the terms described in this
                                                          Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within a certain  If you reside in the state of North Dakota
              number of days" in "Contract features       at the time the contract is issued, you may
              and benefits"                               return your Retirement Cornerstone(R)
                                                          Series contract within 20 days from the
                                                          date that you receive it and receive a full
                                                          refund of your contributions.

              See "Your beneficiary and payment of        Amounts allocated to the Guaranteed
              benefit" in "Payment of death benefit"      interest option will continue to earn
                                                          interest until the applicable death benefit
                                                          is paid. This means that your death benefit
                                                          (other than the applicable guaranteed
                                                          minimum death benefit) will be increased by
                                                          the amount of interest credited to any
                                                          assets in the Guaranteed interest option up
                                                          until the date on which we pay the death
                                                          benefit.
------------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------

                                                             AVAILABILITY
                                                             OR
 STATE       FEATURES AND BENEFITS                           VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                                Available for direct rollovers from U.S.
                                                             source 401(a) plans and direct transfers
                                                             from the same type of U.S. source IRAs.

             SEP IRA contracts and QP (Defined               Not Available
             Benefit) contracts (For Series B, Series CP(R)
             and Series L contracts only)

             See "Purchase considerations for a              We do not offer contracts to charitable
             charitable remainder trust" under "Owner        remainder trusts in Puerto Rico.
             and annuitant requirements" in "Contract
             features and benefits"

             See "How you can make contributions" in         Specific requirements for purchasing QP
             "Contract features and benefits" (For           contracts in Puerto Rico are outlined
             Series B, Series CP(R) and Series L contracts   below in "Purchase considerations for QP
             only)                                           (Defined Contribution) contracts in
                                                             Puerto Rico".

             See "Guaranteed minimum income                  Restrictions for the GMIB on a Puerto
             benefit" in "Contract features and              Rico QPDC contract are described below,
             benefits" (For Series B, Series CP(R) and       under "Purchase considerations for QP
             Series L contracts only)                        (Defined Contribution) contracts in
                                                             Puerto Rico", and in your contract.

             See "Transfers of ownership, collateral         Transfers of ownership of QP contracts
             assignments, loans and borrowing" in            are governed by Puerto Rico law. Please
             "More information" (For Series B, Series        consult your tax, legal or plan advisor
             CP(R) and Series L contracts only)              if you intend to transfer ownership of
                                                             your contract.

             "Purchase considerations for QP (Defined        PURCHASE CONSIDERATIONS FOR QP (DEFINED
             Contribution) contracts in Puerto Rico"         CONTRIBUTION) CONTRACTS IN PUERTO RICO:
             -- this section replaces "Appendix II:          Trustees who are considering the
             Purchase considerations for QP contracts"       purchase of a Retirement Cornerstone(R)
             in this Prospectus. (For Series B, Series       Series QP contract in Puerto Rico should
             CP(R) and Series L contracts only)              discuss with their tax, legal and plan
                                                             advisors whether this is an appropriate
                                                             investment vehicle for the employer's
                                                             plan. Trustees should consider whether
                                                             the plan provisions permit the
                                                             investment of plan assets in the QP
                                                             contract, the Guaranteed minimum income
                                                             benefit, and the payment of death
                                                             benefits in accordance with the
                                                             requirements of Puerto Rico income tax
                                                             rules. The QP contract and this
                                                             Prospectus should be reviewed in full,
                                                             and the following factors, among others,
                                                             should be noted.

                                                             LIMITS ON CONTRACT OWNERSHIP
                                                             .   The QP contract is offered only as a
                                                                 funding vehicle to qualified plan
                                                                 trusts of single participant defined
                                                                 contribution plans that are tax-
                                                                 qualified under Puerto Rico law, not
                                                                 United States law. The contract is
                                                                 not available to US qualified plans
                                                                 or to defined benefit plans
                                                                 qualifying under Puerto Rico law.

                                                             .   The QP contract owner is the
                                                                 qualified plan trust. The annuitant
                                                                 under the contract is the
                                                                 self-employed Puerto Rico resident,
                                                                 who is the sole plan participant.

                                                             .   This product should not be purchased
                                                                 if the self-employed individual
                                                                 anticipates having additional
                                                                 employees become eligible for the
                                                                 plan. We will not allow additional
                                                                 contracts to be issued for
                                                                 participants other than the original
                                                                 business owner.

                                                             .   If the business that sponsors the
                                                                 plan adds another employee who
                                                                 becomes eligible for the plan, no
                                                                 further contributions may be made to
                                                                 the contract. If the employer moves
                                                                 the funds to another funding vehicle
                                                                 that can accommodate more than one
                                                                 employee, this move could result in
                                                                 surrender charges, if applicable,
                                                                 and the loss of guaranteed benefits
                                                                 in the contract.

                                                             LIMITS ON CONTRIBUTIONS:
                                                             .   All contributions must be direct
                                                                 transfers from other investments
                                                                 within an existing qualified plan
                                                                 trust.

                                                             .   Employer payroll contributions are
                                                                 not accepted.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------
                                                             AVAILABILITY
 STATE           FEATURES AND BENEFITS                       OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                  .   Only one additional transfer
(CONTINUED)                                                      contribution may be made per contract
                                                                 year.

                                                             .   Checks written on accounts held in the
                                                                 name of the employer instead of the
                                                                 plan or the trustee will not be
                                                                 accepted.

                                                             .   As mentioned above, if a new employee
                                                                 becomes eligible for the plan, the
                                                                 trustee will not be permitted to make
                                                                 any further contributions to the
                                                                 contract established for the original
                                                                 business owner.

                                                             LIMITS ON PAYMENTS:
                                                             .   Loans are not available under the
                                                                 contract.

                                                             .   All payments are made to the plan trust
                                                                 as owner, even though the plan
                                                                 participant/annuitant is the ultimate
                                                                 recipient of the benefit payment.

                                                             .   AXA Equitable does no tax reporting or
                                                                 withholding of any kind. The plan
                                                                 administrator or trustee will be solely
                                                                 responsible for performing or providing
                                                                 for all such services.

                                                             .   AXA Equitable does not offer contracts
                                                                 that qualify as IRAs under Puerto Rico
                                                                 law. The plan trust will exercise the
                                                                 GMIB and must continue to hold the
                                                                 supplementary contract for the duration
                                                                 of the GMIB payments. The contract
                                                                 cannot be converted to an IRA.

                                                             PLAN TERMINATION:
                                                             .   If the plan participant terminates the
                                                                 business, and as a result wishes to
                                                                 terminate the plan, the trust would
                                                                 have to be kept in existence to receive
                                                                 payments. This could create expenses
                                                                 for the plan.

                                                             .   If the plan participant terminates the
                                                                 plan and the trust is dissolved, or if
                                                                 the plan trustee (which may or may not
                                                                 be the same as the plan participant) is
                                                                 unwilling to accept payment to the plan
                                                                 trust for any reason, AXA Equitable
                                                                 would have to change the contract from
                                                                 a Puerto Rico QP to NQ in order to make
                                                                 payments to the individual as the new
                                                                 owner. Depending on when this occurs,
                                                                 it could be a taxable distribution from
                                                                 the plan, with a potential tax of the
                                                                 entire account value of the contract.
                                                                 Puerto Rico income tax withholding and
                                                                 reporting by the plan trustee could
                                                                 apply to the distribution transaction.

                                                             .   If the plan trust is receiving GMIB
                                                                 payments and the trust is subsequently
                                                                 terminated, transforming the contract
                                                                 into an individually owned NQ contract,
                                                                 the trustee would be responsible for
                                                                 the applicable Puerto Rico income tax
                                                                 withholding and reporting on the
                                                                 present value of the remaining annuity
                                                                 payment stream.

                                                             .   AXA Equitable is a U.S. insurance
                                                                 company, therefore distributions under
                                                                 the NQ contract could be subject to
                                                                 United States taxation and withholding
                                                                 on a "taxable amount not determined"
                                                                 basis.

                                                             We require owners or beneficiaries of
                                                             annuity contracts in Puerto Rico which are
                                                             not individuals to document their status to
                                                             avoid 30% FATCA withholding from
                                                             U.S.-source income.
-----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND     See "Your right to cancel within a certain  If you reside in the state of Rhode Island,
                 number of days" in "Contract features       you may cancel your variable annuity
                 and benefits"                               contract and return it to us within 15 days
                                                             from the date you received it. Your refund
                                                             will equal your account value under the
                                                             contract on the day we receive notification
                                                             to cancel the contract.
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS            See "Your right to cancel within a certain  If you reside in the state of Texas, you
                 number of days" in "Contract features       may cancel your variable annuity contract
                 and benefits"                               and return it to us within 15 days from the
                                                             date you received it. Your refund will
                                                             equal your account value under the contract
                                                             on the day we receive notification to
                                                             cancel the contract.
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON D.C.  See "Your right to cancel within a certain  If you reside in the district of
                 number of days" in "Contract features       Washington, D.C., at the time the contract
                 and benefits"                               was issued, you may return your Retirement
                                                             Cornerstone(R) Series replacement contract
                                                             within 10 days from the date you received
                                                             it and receive a refund of your Total
                                                             account value under the contract on the day
                                                             we receive notification to cancel the
                                                             contract.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

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        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

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        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

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EXAMPLES FOR GMIB

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

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                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

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                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
CONTRACT     NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
  YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

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                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

-------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST       ROLL-UP
  END            PROTECTED                                    RETURN OF    ANNIVERSARY                 "GREATER OF"
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
-------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/ $130,073
-------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/ $128,224
-------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE FOR RMD WEALTH GUARD DEATH BENEFIT

EXAMPLE #3

Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:

---------------------------------------------------------------------------------------

                           PROTECTED                   PROTECTED
 END OF        ASSUMED      BENEFIT                     BENEFIT         RMD WEALTH
CONTRACT         NET     ACCOUNT VALUE               ACCOUNT VALUE     GUARD DEATH
  YEAR     AGE RETURN  BEFORE WITHDRAWAL WITHDRAWAL AFTER WITHDRAWAL   BENEFIT BASE
---------------------------------------------------------------------------------------
    0      65              $100,000                     $100,000       $100,000/(1)/
---------------------------------------------------------------------------------------
    1      66    3.0%      $103,000        $    0       $103,000       $103,000/(1)/
---------------------------------------------------------------------------------------
    2      67    4.0%      $107,120        $    0       $107,120       $107,120/(1)/
---------------------------------------------------------------------------------------
    3      68  (1.0)%      $106,049        $5,000       $101,049       $102,069/(1)(2)/
---------------------------------------------------------------------------------------
    4      69    3.0%      $104,080        $    0       $104,080       $104,080/(1)/
---------------------------------------------------------------------------------------
    5      70    4.0%      $108,243        $    0       $108,243       $108,243/(1)/
---------------------------------------------------------------------------------------

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)
    6      71    5.0%      $113,656        $4,293       $109,363       $109,363/(3)/
---------------------------------------------------------------------------------------
    7      72    3.0%      $112,644        $    0       $112,644       $109,363/(4)/
---------------------------------------------------------------------------------------

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)
    6      71    5.0%      $113,656        $6,000       $107,656       $107,656/(5)/
---------------------------------------------------------------------------------------
    7      72    3.0%      $110,885        $    0       $110,885       $107,656/(6)/
---------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).

(2)The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 701/2 and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 701/2 are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.

For example:

  . At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 - 1.0%) - $5,000). Since the
      withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 - $5,051). The RMD
      Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS RMD WITHDRAWAL AMOUNT)

(3)The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.

(4)After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES A WITHDRAWAL IN EXCESS OF RMD WITHDRAWAL LIMIT)

(5)The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243
      - $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).

(6)After a withdrawal is taken in the calendar year in which the age turns
   701/2 or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you elected the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           15%                    25%
--------------------------------------------------------------------------
            1st                       18%                    28%
--------------------------------------------------------------------------
            2nd                       21%                    31%
--------------------------------------------------------------------------
            3rd                       24%                    34%
--------------------------------------------------------------------------
            4th                       27%                    37%
--------------------------------------------------------------------------
            5th                       30%                    40%
--------------------------------------------------------------------------
            6th                       33%                    43%
--------------------------------------------------------------------------
            7th                       36%                    46%
--------------------------------------------------------------------------
            8th                       39%                    49%
--------------------------------------------------------------------------
            9th                       42%                    52%
--------------------------------------------------------------------------
     10th (and later)                 45%                    55%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 15% on the first day of the first ATP year to 18% on the first day on the second ATP year. The maximum transfer point moves similarly during the first ATP year from 25% on the first day of the first ATP year to 28% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------------
                                                                      MAY 14
                                   MAY 15                            FIRST ATP
                                  (DAY 1 OF                            YEAR
                               FIRST ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
-------------------------------------------------------------------------------
   Minimum Transfer Point            15%       15.75% 16.5%  17.25%     18%
-------------------------------------------------------------------------------
   Maximum Transfer Point            25%       25.75% 26.5%  27.25%     28%
-------------------------------------------------------------------------------

                                    VIII-1

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            18%        18.75% 19.5%  20.25%     21%
--------------------------------------------------------------------------------
   Maximum Transfer Point            28%        28.75% 29.5%  30.25%     31%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

                                    VIII-2

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       25%                                37%                                 45%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 27%                      Minimum = 30%                       Minimum = 33%
                     Maximum = 37%                      Maximum = 40%                       Maximum = 43%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.37 - 0.3) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current          $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                        (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000         Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra     option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment                                     SCENARIO 2 - if current amount
option)                                                 in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 = -
                                                        $15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
-------------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

                                    VIII-3

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

The following is an example of the ATP year set back:

-----------------------------------------------------------------------------------------------------------------------------
                       CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2            CONTRIBUTION/TRANSFER #3
-----------------------------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                  ATP year 4
                                                                   [A = 4]
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS       Contract is in month 3 of the       Contract is now in month 5 of       Contract is now in month 7 of
                  current contract year.              the same contract year.             the same contract year.
                  Total contract year to date         Total contract year to date         Total contract year to date
                  contributions and transfers to the  contributions and transfers to the  contributions and transfers to the
                  Protected Benefit account as of     Protected Benefit account as of     Protected Benefit account as of
                  the valuation day prior to the      the valuation day prior to the      the valuation day prior to the
                  transaction date of the ATP set     transaction date of the ATP set     transaction date of the ATP set
                  back calculation = $0 [B = 0]       back calculation = $300             back calculation = $600
                  The contribution and/or transfer    [B = 300]                           [B = 600]
                  to the Protected Benefit account    The contribution and/or transfer    The contribution and/or transfer
                  on the transaction date of the      to the Protected Benefit account    to the Protected Benefit account
                  ATP set back calculation = $300     on the transaction date of the      on the transaction date of the
                  [C = 300]                           ATP set back calculation = $300     ATP set back calculation =
                  Value of the GMIB benefit base      [C = 300]                           $1,200 [C = 1,200]
                  including the pro rata Roll-up      Value of the GMIB benefit base      Value of the GMIB benefit base
                  amount as of the valuation day      including the pro rata Roll-up      including the pro rata Roll-up
                  prior to the ATP set back           amount as of the valuation day      amount as of the valuation day
                  calculation = $616.92               prior to the ATP set back           prior to the ATP set back
                  [D = 616.92]                        calculation = $926.11               calculation = $1,238.41
                                                      [D = 926.11]                        [D = 1,238.41]
-----------------------------------------------------------------------------------------------------------------------------

                                    VIII-4

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------------------------
                                   CONTRIBUTION/TRANSFER #1        CONTRIBUTION/TRANSFER #2
--------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98       (4-1) X (300 +300) = 1.47
       (A - 1) X (B + C)           616.92 + 300                   926.11 + 300
             D + C               Rounded to the nearest whole  Rounded to the nearest whole
                                 year = 1                      year = 1
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP   New ATP year = 4-1 = 3 (ATP
Current ATP year - ATP year set  year is set back by 1)        year has already been set back to
back = New ATP year              NEW ATP YEAR = 3              year 3. No additional set back
                                                               will occur.)
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                                     CONTRIBUTION/TRANSFER #3
------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           1,238.41 + 1200
             D + C               Rounded to the nearest whole
                                 year = 2
------------------------------------------------------------------
------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1 additional
back = New ATP year              year)
                                 NEW ATP YEAR = 2
------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the seventh month of the fifth ATP year. The number of completed months in the current ATP year is six. The minimum transfer point is 28.5%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(27% + 30%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 Highest Anniversary Value benefit base is $110,000, Roll-up to age 85 benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $128,186
                      -------------------
                       1 - .285 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($128,186) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($128,186), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($128,186), as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($128,186).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $130,000 ($110,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $148,186 ($128,186 + $20,000).

                                    VIII-5

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:

  New benefit base =  (1- 3%) X 120,000   _ 3,250              = $154,474
                      -------------------
                       1 -0.285 + 0.023

Your GMIB benefit base is adjusted to $154,474.

                                    VIII-6

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B & SERIES L)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 65. If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80
                             (through age 70 for Series CP(R)), or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected
                             Benefit account, subsequent contributions to your Protected
                             Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or, if later, until the first contract date anniversary.
                             However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           SEP IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($55,000 after cost of living adjustment for 2018).
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular traditional IRA contributions are not permitted unless and until the SEP-IRA designation is removed on our records and the contract is designated as a traditional IRA only.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Any contributions made after age 701/2 must be net of required minimum distributions.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 65. If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80
                             (through age 70 for Series CP(R)), or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected
                             Benefit account, subsequent contributions to your Protected
                             Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

----------------------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
                         ROTH IRA)
 CONTRACT TYPE                       (AVAILABLE FOR SERIES B & SERIES L ONLY)
----------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70
                         .   Not available for Series CP(R)
----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
----------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
----------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
----------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account through age 80. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to the Investment account through age 85.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
----------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                         .   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected
                             Benefit account through age 65. If you do not elect the RMD
                             Wealth Guard death benefit, you may make subsequent contributions through age 80 (age 70 for Series CP(R)), or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your
                             Protected Benefit account, subsequent contributions to your
                             Protected Benefit account will no longer be permitted.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix X: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $11.88   $10.98  $10.24  $10.78
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,157    1,119     938     662
-------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
-------------------------------------------------------------------------
   Unit value                            $10.35   $10.09  $ 9.75      --
-------------------------------------------------------------------------
   Number of units outstanding (000's)      382      248      63      --
-------------------------------------------------------------------------
1290 VT EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $22.96   $20.08  $18.01  $18.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)      718      720     707     682
-------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-------------------------------------------------------------------------
   Unit value                            $14.27   $13.61  $12.81  $12.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)      506      517     493     459
-------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $27.98   $24.41  $20.06  $21.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)    6,351    5,995   5,609   4,915
-------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-------------------------------------------------------------------------
   Unit value                            $11.74   $11.17  $10.13  $10.59
-------------------------------------------------------------------------
   Number of units outstanding (000's)      535      462     433     308
-------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 9.21   $ 8.33  $ 6.51  $ 8.89
-------------------------------------------------------------------------
   Number of units outstanding (000's)      306      334     175      85
-------------------------------------------------------------------------
1290 VT REAL ESTATE
-------------------------------------------------------------------------
   Unit value                            $12.12   $11.14  $10.78  $11.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)      597      577     439     271
-------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
-------------------------------------------------------------------------
   Unit value                            $11.78   $10.82  $10.04  $10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)    3,545    3,940   4,291   4,675
-------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $13.58   $10.22  $11.14  $11.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)      498      512     556     505
-------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------
   Unit value                            $16.32   $14.26  $13.19  $13.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,433      983     826     628
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------
                                                             2017          2016     2015    2014
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------
   Unit value                                              $  26.38      $  23.97 $  19.79 $ 20.38
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        3,012         2,616    1,957   1,354
--------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------
   Unit value                                              $  10.28      $  10.08 $   9.93 $ 10.07
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        2,537         2,417    1,452     627
--------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------------------
   Unit value                                              $  14.45      $  11.65 $  11.59 $ 11.75
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          670           596      552     326
--------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
--------------------------------------------------------------------------------------------------
   Unit value                                              $  12.37      $   9.71 $   9.37 $  9.82
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        2,282         2,023    1,676     960
--------------------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  16.07      $  14.07 $  13.06 $ 13.39
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      166,037       137,739  117,206  78,119
--------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  14.54      $  13.41 $  12.82 $ 13.08
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      131,075       126,288  113,639  91,852
--------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  13.53      $  12.69 $  12.25 $ 12.47
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       68,930        66,225   57,851  48,006
--------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  11.64      $  11.31 $  11.14 $ 11.31
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       40,547        42,959   35,647  29,801
--------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  16.79      $  14.96 $  14.02 $ 14.35
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      164,626       146,086  127,820  91,406
--------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  12.83      $  10.29 $  10.41 $ 11.02
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          322           306      300     263
--------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  21.52      $  19.15 $  16.82 $ 17.75
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          363           329      290     240
--------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------
   Unit value                                              $  23.52      $  21.21 $  18.27 $ 19.19
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          167           148      124     100
--------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------
   Unit value                                              $  14.42      $  13.15 $  12.65 $ 12.93
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        5,349         5,512    5,429   4,693
--------------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                            -----------------------------------
                                              2017     2016     2015     2014
-------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                               $  15.65 $  14.18 $  13.42 $  13.71
-------------------------------------------------------------------------------
   Number of units outstanding (000's)       258,076  251,896  237,051  202,854
-------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------
   Unit value                               $  10.16 $  10.10 $  10.09 $  10.23
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         6,602   13,003    2,768      155
-------------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  10.98 $   9.69 $   9.44       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        41,035   28,220   11,856       --
-------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  13.43 $  12.05 $  11.77 $  12.00
-------------------------------------------------------------------------------
   Number of units outstanding (000's)       138,077  135,772  131,091  103,758
-------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  28.51 $  23.55 $  21.19 $  22.11
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           971      916      894      739
-------------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  10.94 $  10.04 $   9.60       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        35,573   24,175    8,973       --
-------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  10.49 $   9.68 $   9.50       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        19,337   14,099    5,585       --
-------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------------
   Unit value                               $  19.52 $  15.46 $  16.38 $  17.56
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,211    1,218    1,319    1,315
-------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
   Unit value                               $  11.56 $  10.57       --       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         9,659    4,367       --       --
-------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-------------------------------------------------------------------------------
   Unit value                               $  25.65 $  19.30 $  18.31 $  16.63
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,454    1,118      641      561
-------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------------------------------------------------
   Unit value                               $  14.47 $  12.89 $  12.58 $  12.87
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         3,985    3,907    3,781    3,721
-------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-------------------------------------------------------------------------------
   Unit value                               $  27.12 $  21.27 $  20.03 $  19.80
-------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,171    1,153    1,149      900
-------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
-------------------------------------------------------------------------------
   Unit value                               $  10.88 $   9.95 $   9.48       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           225      177      171       --
-------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  -------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $ 11.07  $  9.94 $  9.43      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                158      164     117      --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $ 19.86  $ 18.08 $ 14.63 $ 17.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                302      306     295     242
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 11.73  $ 10.25 $ 10.29 $ 10.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,706    2,586   2,368     641
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 12.59  $ 10.69 $  9.90      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                933      685     388      --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 13.29  $ 11.31 $  9.99 $ 10.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,163      990     680     160
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $ 11.80  $ 10.62 $  9.86      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                325      282     190      --
----------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
----------------------------------------------------------------------------------
   Unit value                                     $ 10.67  $ 10.45 $  9.72      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                534      375     197      --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $ 20.97  $ 19.65 $ 16.88 $ 18.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              4,343    4,386   4,345   3,867
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 25.12  $ 21.13 $ 19.16 $ 19.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,213      989     894     630
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 10.63  $ 10.62 $ 10.61 $ 10.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             13,658   13,957  14,039  14,262
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $ 10.33  $  7.81 $  7.21 $  8.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                358      268     165     135
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 25.06  $ 20.98 $ 19.11 $ 19.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,842    4,944   3,812   2,626
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $  9.98  $ 10.08 $ 10.16 $ 10.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,978    6,304   6,132   6,321
----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------
   Unit value                            $13.55   $11.14  $11.04  $11.43
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,389    1,202   1,095     614
-------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-------------------------------------------------------------------------
   Unit value                            $23.63   $20.29  $17.51  $18.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)      968      937     957     827
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
   Unit value                            $27.44   $21.51  $20.50  $19.80
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,295    1,094     867     654
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
   Unit value                            $23.02   $20.64  $17.95  $19.03
-------------------------------------------------------------------------
   Number of units outstanding (000's)      906      729     623     445
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $16.50   $12.65  $12.57  $12.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,255    1,048     981     797
-------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                            $26.56   $23.31  $19.69  $20.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,585    1,417   1,171     873
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.04   $ 9.12  $ 9.24  $ 9.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,616    5,367   3,966   2,305
-------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $21.03   $15.71  $15.91  $15.62
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,739    1,591   1,622   1,226
-------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
-------------------------------------------------------------------------
   Unit value                            $10.61   $10.45  $ 9.59  $ 9.95
-------------------------------------------------------------------------
   Number of units outstanding (000's)      897      665     424     236
-------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.56   $ 9.51  $ 9.45  $ 9.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,700    1,734   1,568   1,378
-------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------
   Unit value                            $25.70   $22.84  $19.20  $20.38
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,092      959     799     577
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $28.39   $21.56  $21.56  $19.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)    3,557    3,158   2,810   2,063
-------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------
   Unit value                            $23.72   $19.76  $18.59  $18.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,334    4,315   4,103   3,348
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2017     2016    2015    2014
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $23.00   $19.34  $17.50  $18.03
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,212    2,072   1,980   1,568
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.50   $12.71  $11.92  $12.32
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         4,155    3,546   2,881   2,133
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.95   $10.46  $ 9.70  $10.16
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           112       95      49      16
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.26   $13.63  $12.35  $12.51
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,496    1,351     817     432
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.65   $15.06  $13.49  $14.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           673      660     684     703
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.85   $14.65  $13.01  $14.19
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,360    2,369   2,469   2,040
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.64   $13.98  $12.21  $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,547    2,386   1,888   1,550
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.39   $12.98  $12.18  $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         3,151    3,056   2,914   2,500
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $22.16   $20.26  $18.12  $20.29
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           918    1,014   1,033     889
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.50   $10.42  $10.06  $10.14
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           784      691     554     118
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.83   $11.58  $11.85  $10.80
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,151    1,114     885      98
----------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.36   $19.97  $17.67  $17.58
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,569    2,267   1,264     582
----------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.86   $10.85  $ 9.57      --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,164      807     428      --
----------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------
   Unit value                            $17.00   $15.28  $15.21  $15.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,625    2,773   2,783   2,423
-------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------
   Unit value                            $12.92   $12.33  $11.27  $11.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,503    1,405   1,292   1,045
-------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------
   Unit value                            $15.72   $12.98  $13.24  $13.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,023    2,062   2,021   1,681
-------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $18.30   $16.17  $14.48  $15.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)      584      590     559     470
-------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $23.26   $20.72  $18.77  $20.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)      512      460     387     253
-------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-------------------------------------------------------------------------
   Unit value                            $12.44   $10.65  $11.08  $12.25
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,327    1,541   1,837   1,962
-------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $19.78   $17.34  $16.43  $16.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      492      526     560     524
-------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------
   Unit value                            $10.93   $12.67  $ 9.54  $12.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,841    1,872   1,617   1,315
-------------------------------------------------------------------------
IVY VIP HIGH INCOME
-------------------------------------------------------------------------
   Unit value                            $17.36   $16.49  $14.38  $15.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,983    4,604   4,507   4,025
-------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $24.81   $19.81  $18.91  $20.34
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,590    1,570   1,540   1,320
-------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 8.10   $ 7.97  $ 6.52  $ 8.51
-------------------------------------------------------------------------
   Number of units outstanding (000's)      859      895     902     858
-------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $27.24   $20.89  $20.84  $21.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,721    1,721   1,755   1,445
-------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $21.68   $17.84  $17.56  $17.46
-------------------------------------------------------------------------
   Number of units outstanding (000's)      890      836     839     605
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31,
                                                       --------------------------------
                                                        2017     2016    2015    2014
---------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $13.12   $10.40  $ 8.73  $11.06
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  4,539    4,388   4,303   3,914
---------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $14.24   $13.21  $11.94  $12.28
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  3,695    3,072   2,524   1,193
---------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $20.34   $16.25  $15.85  $15.11
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  6,407    5,940   5,208   3,639
---------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $23.20   $19.10  $17.87  $18.11
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    303      299     302     259
---------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $24.10   $19.06  $18.24      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    420      381     345      --
---------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $19.06   $16.86  $15.36  $18.25
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1,638    1,610   1,516   1,258
---------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------
   Unit value                                          $24.52   $19.05  $18.66  $18.18
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    376      381     360     287
---------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                          $27.52   $22.01  $20.89  $21.49
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    445      417     428     330
---------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------
   Unit value                                          $26.22   $24.31  $20.68  $22.18
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    257      276     230     198
---------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------
   Unit value                                          $15.18   $11.06  $10.28      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    611      352     135      --
---------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.35   $ 9.07  $ 9.36  $ 9.34
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    165      153     121      37
---------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $ 9.52   $ 9.04  $ 9.22  $ 9.84
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     87       77      33      10
---------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $ 6.94   $ 6.89  $ 6.08  $ 8.29
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1,309    1,391   1,435   1,326
---------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING DECEMBER 31,
                                                    --------------------------------
                                                     2017     2016    2015    2014
------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $11.63   $11.37  $10.97  $11.43
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               3,051    3,229   3,271   3,349
------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $12.12   $11.71  $11.57  $11.68
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               7,400    7,160   6,778   6,307
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                       $33.47   $27.68  $33.17  $32.54
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 994    1,030   1,074     779
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------
   Unit value                                       $10.19   $ 9.64  $ 9.26  $ 9.61
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 326      230     208      91
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $10.35   $ 9.21  $ 9.38  $10.05
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 222      201     189      41
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                       $39.94   $31.79  $36.07  $32.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               2,081    2,012   2,006   1,356
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.50   $ 9.02  $ 7.78  $ 9.80
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 768      664     623     503
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.28   $12.21  $12.01  $12.72
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               5,899    5,998   6,273   5,711
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                       $ 8.51   $ 8.80  $ 6.21  $ 9.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,828    1,999   1,979   1,980
------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $11.64   $10.81  $10.12  $10.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               125      143     146      91
----------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
----------------------------------------------------------------------------------
   Unit value                                     $10.24   $10.02  $ 9.72      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                55       49      26      --
----------------------------------------------------------------------------------
1290 VT EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $22.22   $19.51  $17.57  $18.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               116      136     140     102
----------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                                     $13.81   $13.23  $12.49  $12.38
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               186      192     205     154
----------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                                     $27.07   $23.72  $19.57  $21.11
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,017    1,117   1,102     839
----------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                                     $11.51   $10.99  $10.01  $10.51
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                91      104      99      76
----------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                                     $ 9.03   $ 8.20  $ 6.44  $ 8.83
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                36       38      19      13
----------------------------------------------------------------------------------
1290 VT REAL ESTATE
----------------------------------------------------------------------------------
   Unit value                                     $11.89   $10.96  $10.66  $11.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               120      146     129      81
----------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.52   $10.62  $ 9.89  $10.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               515      606     726     854
----------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $13.14   $ 9.93  $10.87  $11.30
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                59       54      57      50
----------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
----------------------------------------------------------------------------------
   Unit value                                     $15.79   $13.86  $12.86  $13.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               195       76      71      57
----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------
   Unit value                                     $25.52   $23.29  $19.31  $19.96
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               443      476     418     238
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
----------------------------------------------------------------------------------
   Unit value                                     $10.08   $ 9.92  $ 9.82  $10.00
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               761      827     612     186
----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDING DECEMBER 31,
                                                            ------------------------------------
                                                             2017         2016    2015    2014
------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
------------------------------------------------------------------------------------------------
   Unit value                                               $ 14.17      $ 11.47 $ 11.46 $ 11.66
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          137          135     142      91
------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------------------------
   Unit value                                               $ 12.13      $  9.56 $  9.26 $  9.75
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          551          544     552     425
------------------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 15.70      $ 13.80 $ 12.87 $ 13.24
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       32,171       32,455  34,040  25,298
------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 14.07      $ 13.03 $ 12.51 $ 12.81
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       17,274       18,120  18,444  14,966
------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 13.09      $ 12.33 $ 11.95 $ 12.21
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        6,802        7,750   7,478   6,059
------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 11.26      $ 10.98 $ 10.87 $ 11.07
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        4,393        6,268   6,147   3,631
------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 16.25      $ 14.53 $ 13.68 $ 14.05
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       29,765       30,365  30,632  22,820
------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 12.42      $ 10.00 $ 10.15 $ 10.79
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           26           38      42      29
------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 20.82      $ 18.60 $ 16.41 $ 17.39
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           36           43     569      24
------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 22.76      $ 20.61      18      19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           13           12      13      15
------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------
   Unit value                                               $ 13.95      $ 12.78 $ 12.34 $ 12.66
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          714          729     687     480
------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 15.14      $ 13.78 $ 13.09 $ 13.42
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       29,115       30,996  31,612  25,325
------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $  9.91      $  9.89 $  9.92 $ 10.09
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        3,782        8,144   1,060      61
------------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            -------------------------------
                                             2017     2016    2015    2014
----------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 10.86  $  9.63 $  9.42      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,759    2,700   2,189      --
----------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 13.06  $ 11.77 $ 11.54 $ 11.81
----------------------------------------------------------------------------
   Number of units outstanding (000's)       25,118   26,435  29,024  23,726
----------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 27.59  $ 22.88 $ 20.67 $ 21.66
----------------------------------------------------------------------------
   Number of units outstanding (000's)          568      517     241     162
----------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.83  $  9.97 $  9.58      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,344    1,334     933      --
----------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.38  $  9.62 $  9.47      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)          701      730     536      --
----------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------
   Unit value                               $ 18.89  $ 15.02 $ 15.97 $ 17.20
----------------------------------------------------------------------------
   Number of units outstanding (000's)          149      163     187     175
----------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 11.47  $ 10.53      --      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           17       10      --      --
----------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 24.81  $ 18.75 $ 17.86 $ 16.29
----------------------------------------------------------------------------
   Number of units outstanding (000's)          144      128      84      59
----------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 14.00  $ 12.52 $ 12.27 $ 12.61
----------------------------------------------------------------------------
   Number of units outstanding (000's)          799      838     810     604
----------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 26.24  $ 20.66 $ 19.54 $ 19.39
----------------------------------------------------------------------------
   Number of units outstanding (000's)          143      147     152     121
----------------------------------------------------------------------------
CHARTER/SM/ MODERATE
----------------------------------------------------------------------------
   Unit value                               $ 10.76  $  9.87 $  9.45      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           11       11       7      --
----------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 10.94  $  9.86 $  9.39      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           --       --      --      --
----------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------
   Unit value                               $ 24.23  $ 22.15 $ 17.99 $ 21.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)           61      365     532      52
----------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.57   $10.14  $10.22  $10.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               457      519     546     134
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $12.44   $10.61  $ 9.86      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                39       38      30      --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $13.10   $11.20  $ 9.92  $10.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               233      230     189      26
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.66   $10.54  $ 9.82      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                27       30      25      --
----------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
----------------------------------------------------------------------------------
   Unit value                                     $10.55   $10.37  $ 9.68      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               104       97      62      --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $20.29   $19.09  $16.46  $17.85
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               734      785     803     616
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.30   $20.52  $18.69  $19.03
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               131      119     134     107
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $10.29   $10.32  $10.35  $10.48
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               775      785     682     505
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $10.12   $ 7.69  $ 7.13  $ 8.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       98      67      76
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.25   $20.38  $18.64  $18.81
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,730    1,359   1,678   1,173
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 9.66   $ 9.79  $ 9.91  $10.04
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               147      177     224     227
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                                     $13.11   $10.82  $10.77  $11.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               417      368     321     510
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                                     $22.86   $19.71  $17.08  $18.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                92       99     125     112
----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            --------------------------------
                                             2017     2016    2015    2014
----------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------
   Unit value                               $26.55   $20.90  $19.99  $19.39
----------------------------------------------------------------------------
   Number of units outstanding (000's)         183      148     150     126
----------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------
   Unit value                               $22.27   $20.05  $17.51  $18.64
----------------------------------------------------------------------------
   Number of units outstanding (000's)         186      177     649     338
----------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------
   Unit value                               $15.96   $12.29  $12.26  $12.45
----------------------------------------------------------------------------
   Number of units outstanding (000's)         245      250     259     170
----------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------
   Unit value                               $25.70   $22.64  $19.21  $20.11
----------------------------------------------------------------------------
   Number of units outstanding (000's)         390      732     306     386
----------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------
   Unit value                               $ 8.74   $ 8.86  $ 9.01  $ 9.17
----------------------------------------------------------------------------
   Number of units outstanding (000's)         597      885     824     577
----------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------
   Unit value                               $20.35   $15.26  $15.52  $15.30
----------------------------------------------------------------------------
   Number of units outstanding (000's)         827      368     405     284
----------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------
   Unit value                               $10.40   $10.28  $ 9.48  $ 9.88
----------------------------------------------------------------------------
   Number of units outstanding (000's)         198      159     140      63
----------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------
   Unit value                               $ 9.25   $ 9.24  $ 9.21  $ 9.40
----------------------------------------------------------------------------
   Number of units outstanding (000's)         242      430     373     394
----------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------
   Unit value                               $24.86   $22.18  $18.72  $19.96
----------------------------------------------------------------------------
   Number of units outstanding (000's)         282      658     203     235
----------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------
   Unit value                               $27.47   $20.95  $21.03  $19.41
----------------------------------------------------------------------------
   Number of units outstanding (000's)         978      642     632     489
----------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $22.95   $19.20  $18.13  $18.37
----------------------------------------------------------------------------
   Number of units outstanding (000's)       1,055      761   1,282     573
----------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $22.26   $18.78  $17.07  $17.66
----------------------------------------------------------------------------
   Number of units outstanding (000's)         359      382     401     294
----------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------
   Unit value                               $13.06   $12.35  $11.63  $12.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)         810      797     650     454
----------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2017     2016    2015    2014
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.80   $10.36  $ 9.64  $10.13
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            38       35      26       4
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.91   $13.37  $12.17  $12.37
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           317      285     241      96
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.12   $14.65  $13.16  $14.28
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           177      159     127     142
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.35   $14.24  $12.70  $13.90
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           777      882     887     684
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.32   $13.77  $12.07  $12.74
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           469      545     516     516
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.96   $12.61  $11.88  $12.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           660      714     776     695
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.44   $19.68  $17.67  $19.87
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           176      202     226     172
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.32   $10.32  $ 9.99  $10.11
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            72       56      59      20
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.62   $11.46  $11.77  $10.77
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           194      206     192       6
----------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.43   $17.31  $15.37  $15.36
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           561      592     412     114
----------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.72   $10.76  $ 9.53      --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            24       16      16      --
----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.45   $14.85  $14.83  $15.36
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           603      660     692     542
----------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.56   $12.04  $11.05  $11.63
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           241      327     302     199
----------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31,
                                                     --------------------------------
                                                      2017     2016    2015    2014
-------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------
   Unit value                                        $15.21   $12.61  $12.91  $13.49
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  299      309     326     230
-------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------
   Unit value                                        $17.71   $15.71  $14.12  $15.01
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   40       47      46      46
-------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------------
   Unit value                                        $22.50   $20.13  $18.31  $19.76
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   37       45      42      30
-------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-------------------------------------------------------------------------------------
   Unit value                                        $12.09   $10.40  $10.86  $12.05
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  681      722     778     928
-------------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------------------
   Unit value                                        $19.14   $16.85  $16.03  $16.64
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   90       95     106      80
-------------------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------------------
   Unit value                                        $10.57   $12.31  $ 9.31  $12.16
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  288      333     286     176
-------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-------------------------------------------------------------------------------------
   Unit value                                        $16.80   $16.02  $14.02  $15.26
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,254    1,327   1,408   1,216
-------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                        $24.00   $19.24  $18.45  $19.92
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  282      302     317     265
-------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-------------------------------------------------------------------------------------
   Unit value                                        $ 7.84   $ 7.74  $ 6.36  $ 8.34
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  122      137     148     119
-------------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------------------
   Unit value                                        $26.36   $20.29  $20.33  $21.29
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  268      283     295     198
-------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                        $20.97   $17.33  $17.13  $17.10
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  148      168     186     117
-------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                        $12.70   $10.11  $ 8.51  $10.83
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  710      768     845     699
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                        $13.85   $12.90  $11.70  $12.09
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,040    1,097   1,087     441
-------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31,
                                                                --------------------------------
                                                                 2017     2016    2015    2014
------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 19.68  $15.79  $15.46  $14.80
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            1,279   1,316   1,260     825
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 22.45  $18.56  $17.43  $17.74
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               55      59      56      46
------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 23.32  $18.52  $17.80      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               46      51      44      --
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 18.44  $16.38  $14.98  $17.88
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              338     354     355     265
------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------
   Unit value                                                   $100.15  $78.16  $76.86  $75.19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               13      15      15      10
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 21.03  $16.89  $16.09  $16.62
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              124     130     135      88
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 22.87  $21.29  $18.18  $19.59
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               71     378      68      63
------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 15.00  $10.97  $10.24      --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               65      85      54      --
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.19  $ 8.98  $ 9.30  $ 9.32
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               50      51      56      28
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $  9.38  $ 8.95  $ 9.16  $ 9.81
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               31      31      30       5
------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $  6.72  $ 6.70  $ 5.93  $ 8.12
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              337     355     342     265
------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.25  $11.05  $10.70  $11.19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              561     596     725     700
------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 11.73  $11.38  $11.29  $11.44
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            1,446   1,609   1,672   1,407
------------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING DECEMBER 31,
                                                    --------------------------------
                                                     2017     2016    2015    2014
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                       $32.39   $26.89  $32.36  $31.87
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 192      221     255     148
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------
   Unit value                                       $10.05   $ 9.54  $ 9.20  $ 9.59
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  27       25      29      12
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $10.20   $ 9.12  $ 9.32  $10.02
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  20       33      81      12
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                       $38.65   $30.88  $35.18  $31.82
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 367      401     418     293
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.09   $ 8.76  $ 7.59  $ 9.60
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 135      755     111      94
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $11.88   $11.86  $11.72  $12.46
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,385    1,599   1,805   1,431
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                       $ 8.24   $ 8.55  $ 6.06  $ 9.29
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 257      314     285     277
------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                               PAGE

Who is AXA Equitable?                                                                2

Unit Values                                                                          2

Custodian and Independent Registered Public Accounting Firm                          2

Distribution of the Contracts                                                        2

Financial Statements                                                                 2

Condensed Financial Information                                             Appendix I

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


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Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE ACCOUNT NO. 70
dated May 1, 2018.
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Name
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Address
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City                                                                                       State  Zip



                                                                        #524522

Retirement Cornerstone(R) Series 15A
Retirement Cornerstone(R) Series 15B
Retirement Cornerstone(R) Series 15.0

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2018



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


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This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2018. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

         TABLE OF CONTENTS

         Who is AXA Equitable?                                       2

         Unit Values                                                 2

         Custodian and Independent Registered Public
           Accounting Firm                                           2

         Distribution of the Contracts                               2

         Financial Statements                                        2

         Condensed Financial Information                    Appendix I




             Copyright 2018 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.



                                              Retirement Cornerstone Series 15B,
                                                                 15A and RC 15.0
                                                                         #524522

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of the Separate Account at December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCooper's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015 and, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70 AXA Equitable paid AXA Advisors a fee of $0 in 2017, $0 in 2016 and $0 in 2015. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $521,468,953 in 2017, $542,160,541 in 2016 and $560,399,960 in 2015. Of these amounts, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

Appendix I: Condensed financial information

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
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   Unit value                            $11.67   $10.83  $10.14  $10.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)      143      111      99      75
-------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
-------------------------------------------------------------------------
   Unit value                            $10.26   $10.03  $ 9.73      --
-------------------------------------------------------------------------
   Number of units outstanding (000's)       31       20       7      --
-------------------------------------------------------------------------
1290 VT EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $22.31   $19.58  $17.62  $18.23
-------------------------------------------------------------------------
   Number of units outstanding (000's)      155      172     223     209
-------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-------------------------------------------------------------------------
   Unit value                            $13.86   $13.27  $12.53  $12.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)      153      163     168     172
-------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $27.18   $23.80  $19.63  $21.17
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,231    1,304   1,387   1,451
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1290 VT HIGH YIELD BOND
-------------------------------------------------------------------------
   Unit value                            $11.54   $11.02  $10.02  $10.52
-------------------------------------------------------------------------
   Number of units outstanding (000's)       96       79      70      43
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1290 VT NATURAL RESOURCES
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   Unit value                            $ 9.05   $ 8.22  $ 6.45  $ 8.84
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   Number of units outstanding (000's)       70       84      31       9
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1290 VT REAL ESTATE
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   Unit value                            $11.91   $10.98  $10.67  $11.07
-------------------------------------------------------------------------
   Number of units outstanding (000's)      168      176     130      58
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7TWELVE/TM/ BALANCED PORTFOLIO
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   Unit value                            $11.55   $10.64  $ 9.91  $10.87
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   Number of units outstanding (000's)      599      817     985   1,038
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AB VPS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $13.20   $ 9.97  $10.90  $11.33
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   Number of units outstanding (000's)      125      121     144     147
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ALL ASSET GROWTH -- ALT 20
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   Unit value                            $15.85   $13.91  $12.90  $13.66
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   Number of units outstanding (000's)      236      156     149     150
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                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



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                                                            FOR THE YEAR ENDING DECEMBER 31,
                                                            ------------------------------------
                                                             2017         2016    2015    2014
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------
   Unit value                                               $ 25.63      $ 23.38 $ 19.37 $ 20.01
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   Number of units outstanding (000's)                          604          580     502     397
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AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------
   Unit value                                               $ 10.10      $  9.94 $  9.83 $ 10.01
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   Number of units outstanding (000's)                          636          685     547     191
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AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
------------------------------------------------------------------------------------------------
   Unit value                                               $ 14.20      $ 11.49 $ 11.47 $ 11.67
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   Number of units outstanding (000's)                          130          117     114      56
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AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------------------------
   Unit value                                               $ 12.16      $  9.58 $  9.27 $  9.76
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   Number of units outstanding (000's)                          497          450     398     307
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AXA AGGRESSIVE STRATEGY
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   Unit value                                               $ 15.74      $ 13.83 $ 12.89 $ 13.26
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   Number of units outstanding (000's)                       23,276       21,125  18,444  13,125
------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 14.13      $ 13.08 $ 12.55 $ 12.84
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       24,000       24,626  24,519  22,803
------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 13.14      $ 12.38 $ 11.99 $ 12.25
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       11,890       12,679  12,097  11,360
------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 11.31      $ 11.02 $ 10.90 $ 11.10
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        6,980        9,845   8,754   6,967
------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 16.32      $ 14.59 $ 13.72 $ 14.09
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       21,630       21,350  19,400  15,228
------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 12.47      $ 10.04 $ 10.18 $ 10.82
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           72           78      88      80
------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 20.90      $ 18.67 $ 16.46 $ 17.43
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           70           90      89      53
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AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------
   Unit value                                               $ 22.85      $ 20.68 $ 17.87 $ 18.84
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   Number of units outstanding (000's)                           39           44      48      42
------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------
   Unit value                                               $ 14.01      $ 12.82 $ 12.38 $ 12.70
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   Number of units outstanding (000's)                          822          821     877     758
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                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            -------------------------------
                                             2017     2016    2015    2014
----------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------
   Unit value                               $ 15.20  $ 13.83 $ 13.13 $ 13.46
----------------------------------------------------------------------------
   Number of units outstanding (000's)       57,284   59,827  59,870  58,408
----------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------
   Unit value                               $  9.94  $  9.91 $  9.94 $ 10.11
----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,160    2,336     630      33
----------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 10.88  $  9.64 $  9.42      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        4,964    4,081   1,581      --
----------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 13.11  $ 11.80 $ 11.57 $ 11.83
----------------------------------------------------------------------------
   Number of units outstanding (000's)       30,269   32,215  32,655  29,589
----------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 27.70  $ 22.96 $ 20.74 $ 21.71
----------------------------------------------------------------------------
   Number of units outstanding (000's)          227      228     234     203
----------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.84  $  9.98 $  9.58      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        4,567    3,612   1,650      --
----------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 10.39  $  9.62 $  9.48      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,055    1,800     800      --
----------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------
   Unit value                               $ 18.97  $ 15.08 $ 16.02 $ 17.24
----------------------------------------------------------------------------
   Number of units outstanding (000's)          295      326     382     449
----------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $ 11.48  $ 10.54      --      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)          868      495      --      --
----------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 24.92  $ 18.82 $ 17.92 $ 16.33
----------------------------------------------------------------------------
   Number of units outstanding (000's)          259      212     142     141
----------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 14.05  $ 12.57 $ 12.31 $ 12.64
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,013    1,066   1,193   1,100
----------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------
   Unit value                               $ 26.35  $ 20.73 $ 19.60 $ 19.44
----------------------------------------------------------------------------
   Number of units outstanding (000's)          239      222     205     157
----------------------------------------------------------------------------
CHARTER/SM/ MODERATE
----------------------------------------------------------------------------
   Unit value                               $ 10.77  $  9.88 $  9.45      --
----------------------------------------------------------------------------
   Number of units outstanding (000's)           24        6       6      --
----------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2017     2016    2015    2014
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $10.96   $ 9.87  $ 9.40      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                49       44      11      --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $18.94   $17.30  $14.04  $16.44
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               153      168     208     179
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.59   $10.16  $10.23  $10.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               251      264     233      27
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $12.46   $10.62  $ 9.87      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                53       58      38      --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $13.12   $11.21  $ 9.93  $10.57
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                69       65      26       2
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $11.68   $10.55  $ 9.83      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                39       37      14      --
----------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
----------------------------------------------------------------------------------
   Unit value                                     $10.56   $10.38  $ 9.69      --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                87       43      31      --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $20.38   $19.16  $16.52  $17.89
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               855      913     998   1,091
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.41   $20.60  $18.75  $19.07
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               251      190     189     128
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $10.33   $10.35  $10.38  $10.51
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             4,986    5,925   6,428   6,457
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $10.15   $ 7.70  $ 7.14  $ 8.87
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                79       48      31      26
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $24.35   $20.45  $18.69  $18.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,336    1,355   1,182     953
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 9.70   $ 9.82  $ 9.94  $10.07
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             2,154    2,202   2,323   2,521
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------
   Unit value                            $13.16   $10.86  $10.81  $11.23
-------------------------------------------------------------------------
   Number of units outstanding (000's)      400      391     350     171
-------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-------------------------------------------------------------------------
   Unit value                            $22.95   $19.78  $17.14  $18.57
-------------------------------------------------------------------------
   Number of units outstanding (000's)      226      261     307     357
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
   Unit value                            $26.66   $20.98  $20.05  $19.45
-------------------------------------------------------------------------
   Number of units outstanding (000's)      214      192     175     126
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
   Unit value                            $22.37   $20.12  $17.57  $18.69
-------------------------------------------------------------------------
   Number of units outstanding (000's)      168      149     127      85
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $16.03   $12.34  $12.30  $12.48
-------------------------------------------------------------------------
   Number of units outstanding (000's)      241      247     254     311
-------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                            $25.81   $22.72  $19.27  $20.17
-------------------------------------------------------------------------
   Number of units outstanding (000's)      417      370     300     325
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 8.78   $ 8.89  $ 9.04  $ 9.19
-------------------------------------------------------------------------
   Number of units outstanding (000's)      857      883     902     757
-------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                            $20.43   $15.32  $15.57  $15.34
-------------------------------------------------------------------------
   Number of units outstanding (000's)      416      403     492     440
-------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
-------------------------------------------------------------------------
   Unit value                            $10.43   $10.30  $ 9.49  $ 9.89
-------------------------------------------------------------------------
   Number of units outstanding (000's)      144       72      62      32
-------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                            $ 9.29   $ 9.27  $ 9.24  $ 9.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)      406      388     394     416
-------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------
   Unit value                            $24.97   $22.26  $18.78  $20.01
-------------------------------------------------------------------------
   Number of units outstanding (000's)      288      253     209     291
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $27.58   $21.03  $21.09  $19.46
-------------------------------------------------------------------------
   Number of units outstanding (000's)      895      852     858     659
-------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------
   Unit value                            $23.04   $19.27  $18.18  $18.41
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,011    1,091   1,222   1,172
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2017     2016    2015    2014
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $22.35   $18.85  $17.13  $17.70
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           436      471     490     438
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.11   $12.40  $11.67  $12.10
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           812      825     810     874
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.82   $10.37  $ 9.65  $10.14
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            36       28       9       1
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.96   $13.40  $12.19  $12.39
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           404      387     253     108
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.19   $14.70  $13.20  $14.31
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            98      118     145     222
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $15.41   $14.29  $12.74  $13.94
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           523      498     571     667
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $16.36   $13.79  $12.09  $12.75
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           567      570     502     439
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.01   $12.65  $11.92  $12.60
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           621      651     762     722
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.53   $19.75  $17.73  $19.92
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           236      279     334     345
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.34   $10.33  $10.00  $10.12
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           131      122     102      10
----------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.65   $11.47  $11.78  $10.78
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           153      145     113       5
----------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.49   $17.35  $15.40  $15.38
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           301      328     218      95
----------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.74   $10.77  $ 9.54      --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            79       43      18      --
----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2017     2016    2015    2014
-------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------
   Unit value                            $16.52   $14.90  $14.88  $15.40
-------------------------------------------------------------------------
   Number of units outstanding (000's)      713      795     893     918
-------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------
   Unit value                            $12.60   $12.08  $11.08  $11.66
-------------------------------------------------------------------------
   Number of units outstanding (000's)      387      482     455     255
-------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------
   Unit value                            $15.27   $12.65  $12.95  $13.53
-------------------------------------------------------------------------
   Number of units outstanding (000's)      334      373     382     383
-------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $17.78   $15.77  $14.17  $15.05
-------------------------------------------------------------------------
   Number of units outstanding (000's)       64       66      66      69
-------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $22.60   $20.20  $18.37  $19.81
-------------------------------------------------------------------------
   Number of units outstanding (000's)       66       65      67      56
-------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-------------------------------------------------------------------------
   Unit value                            $12.14   $10.43  $10.89  $12.08
-------------------------------------------------------------------------
   Number of units outstanding (000's)      268      378     617     831
-------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $19.22   $16.91  $16.08  $16.69
-------------------------------------------------------------------------
   Number of units outstanding (000's)      159      174     200     216
-------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------
   Unit value                            $10.62   $12.36  $ 9.34  $12.19
-------------------------------------------------------------------------
   Number of units outstanding (000's)      333      381     351     313
-------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 7.87   $ 7.77  $ 6.38  $ 8.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)      250      271     267     308
-------------------------------------------------------------------------
IVY VIP HIGH INCOME
-------------------------------------------------------------------------
   Unit value                            $16.87   $16.07  $14.07  $15.30
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,187    1,255   1,350   1,594
-------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $24.10   $19.31  $18.50  $19.97
-------------------------------------------------------------------------
   Number of units outstanding (000's)      270      272     310     293
-------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $26.46   $20.37  $20.39  $21.35
-------------------------------------------------------------------------
   Number of units outstanding (000's)      376      403     453     395
-------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $21.06   $17.39  $17.18  $17.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)      203      231     247     213
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDING DECEMBER 31,
                                                          --------------------------------
                                                           2017     2016    2015    2014
------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $12.75   $10.14  $ 8.54  $10.86
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     1,040    1,094   1,246   1,318
------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $13.90   $12.94  $11.73  $12.11
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       855      787     784     340
------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $19.76   $15.84  $15.51  $14.83
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     1,277    1,314   1,261   1,018
------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------
   Unit value                                             $22.54   $18.63  $17.48  $17.79
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        66       68      73      77
------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $23.41   $18.58  $17.85      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        86       87      78      --
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------
   Unit value                                             $18.51   $16.44  $15.03  $17.92
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       272      272     286     318
------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------
   Unit value                                             $23.52   $18.35  $18.03  $17.63
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       146      178     190     175
------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------
   Unit value                                             $26.18   $21.02  $20.01  $20.66
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       159      188     201     169
------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------
   Unit value                                             $24.94   $23.20  $19.81  $21.33
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        99      118     133     128
------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------
   Unit value                                             $15.03   $10.98  $10.25      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       125       94      61      --
------------------------------------------------------------------------------------------
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $ 9.40   $ 8.96  $ 9.17  $ 9.82
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        11       10       9       2
------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $11.21   $ 8.99  $ 9.31  $ 9.32
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        36       30      20      12
------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $ 6.75   $ 6.72  $ 5.95  $ 8.14
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       380      395     459     484
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING DECEMBER 31,
                                                    --------------------------------
                                                     2017     2016    2015    2014
------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $11.30   $11.09  $10.73  $11.22
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 938    1,033   1,230   1,486
------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $11.77   $11.42  $11.32  $11.47
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,935    2,070   2,179   2,541
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                       $32.52   $26.98  $32.46  $31.95
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 221      238     271     220
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------
   Unit value                                       $10.06   $ 9.55  $ 9.21  $ 9.59
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  43       45      33      --
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                       $10.22   $ 9.13  $ 9.32  $10.03
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  25       21      34       5
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                       $38.81   $30.99  $35.29  $31.91
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 359      403     480     349
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $12.14   $ 8.79  $ 7.61  $ 9.63
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 177      230     173     178
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                       $11.93   $11.90  $11.76  $12.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,359    1,546   1,871   2,107
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                       $ 8.27   $ 8.58  $ 6.08  $ 9.31
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 397      494     487     572
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-5
   Statements of Operations for the Year Ended December 31, 2017......  FSA-71
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016....................................... FSA-105
   Notes to Financial Statements...................................... FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm                    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #498518

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account No. 70 of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(1)/    AXA CONSERVATIVE GROWTH STRATEGY/(1)/
 1290 VT DOUBLELINE DYNAMIC             AXA CONSERVATIVE STRATEGY/(1)/
 ALLOCATION/(1)/                        AXA GLOBAL EQUITY MANAGED
 1290 VT DOUBLELINE OPPORTUNISTIC       VOLATILITY/(1)/
 BOND/(1)/                              AXA GROWTH STRATEGY/(1)/
 1290 VT ENERGY/(1)/                    AXA INTERNATIONAL CORE MANAGED
 1290 VT EQUITY INCOME/(1)/             VOLATILITY/(1)/
 1290 VT GAMCO MERGERS &                AXA INTERNATIONAL MANAGED
 ACQUISITIONS/(1)/                      VOLATILITY/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ AXA INTERNATIONAL VALUE MANAGED
 1290 VT HIGH YIELD BOND/(1)/           VOLATILITY/(1)/
 1290 VT LOW VOLATILITY GLOBAL          AXA LARGE CAP CORE MANAGED
 EQUITY/(1)/                            VOLATILITY/(1)/
 1290 VT NATURAL RESOURCES/(1)/         AXA LARGE CAP GROWTH MANAGED
 1290 VT REAL ESTATE/(1)/               VOLATILITY/(1)/
 1290 VT SMARTBETA EQUITY/(1)/          AXA LARGE CAP VALUE MANAGED
 1290 VT SOCIALLY RESPONSIBLE/(1)/      VOLATILITY/(1)/
 7TWELVETM BALANCED PORTFOLIO/(1)/      AXA MID CAP VALUE MANAGED
 AB VPS BALANCED WEALTH STRATEGY        VOLATILITY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE ALLOCATION/(1)/
 AB VPS GLOBAL THEMATIC GROWTH          AXA MODERATE GROWTH STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE-PLUS ALLOCATION/(1)/
 AB VPS GROWTH AND INCOME               AXA ULTRA CONSERVATIVE STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA/AB DYNAMIC GROWTH/(1)/
 AB VPS INTERNATIONAL GROWTH            AXA/AB DYNAMIC MODERATE GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/AB SHORT DURATION GOVERNMENT
 AB VPS REAL ESTATE INVESTMENT          BOND/(1)/
 PORTFOLIO/(1)/                         AXA/AB SMALL CAP GROWTH/(1)/
 AB VPS SMALL/MID CAP VALUE             AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/FRANKLIN BALANCED MANAGED
 ALL ASSET GROWTH-ALT 20/(1)/           VOLATILITY/(1)/
 ALPS | RED ROCKS LISTED PRIVATE        AXA/FRANKLIN SMALL CAP VALUE MANAGED
 EQUITY PORTFOLIO/(1)/                  VOLATILITY/(1)/
 AMERICAN CENTURY VP INFLATION          AXA/FRANKLIN TEMPLETON ALLOCATION
 PROTECTION FUND/(1)/                   MANAGED VOLATILITY/(1)/
 AMERICAN CENTURY VP LARGE COMPANY      AXA/GOLDMAN SACHS STRATEGIC
 VALUE/(1)/                             ALLOCATION/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      AXA/INVESCO STRATEGIC ALLOCATION/(1)/
 FUND/(1)/                              AXA/JANUS ENTERPRISE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LEGG MASON STRATEGIC
 ASSET ALLOCATION FUND/SM(1)/           ALLOCATION/(2)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LOOMIS SAYLES GROWTH/(1)/
 BOND FUND/SM(1)/                       AXA/MUTUAL LARGE CAP EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL GROWTH FUND/SM(1)/              AXA/TEMPLETON GLOBAL EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL SMALL CAPITALIZATION            BLACKROCK GLOBAL ALLOCATION V.I.
 FUND/SM(1)/                            FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     BLACKROCK LARGE CAP FOCUS GROWTH V.I.
 GROWTH-INCOME FUND/SM(1)/              FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ AGGRESSIVE GROWTH/(1)/
 INTERNATIONAL GROWTH AND INCOME        CHARTER/SM/ CONSERVATIVE/(1)/
 FUND/SM(1)/                            CHARTER/SM/ GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ MODERATE/(1)/
 MANAGED RISK ASSET ALLOCATION          CHARTER/SM/ MODERATE GROWTH/(1)/
 FUND/SM(1)/                            CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ SMALL CAP GROWTH/(1)/
 NEW WORLD FUND(R)/(1)/                 CHARTER/SM/ SMALL CAP VALUE/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       CLEARBRIDGE VARIABLE AGGRESSIVE
 AXA 400 MANAGED VOLATILITY/(1)/        GROWTH PORTFOLIO/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        CLEARBRIDGE VARIABLE APPRECIATION
 AXA AGGRESSIVE ALLOCATION/(1)/         PORTFOLIO/(1)/
 AXA AGGRESSIVE STRATEGY/(1)/
 AXA BALANCED STRATEGY/(1)/

                                     FSA-2

 CLEARBRIDGE VARIABLE DIVIDEND          INVESCO V.I. GLOBAL REAL ESTATE
 STRATEGY PORTFOLIO/(1)/                FUND/(1)/
 CLEARBRIDGE VARIABLE MID CAP           INVESCO V.I. HIGH YIELD FUND/(1)/
 PORTFOLIO/(1)/                         INVESCO V.I. INTERNATIONAL GROWTH
 DELAWARE VIP(R) DIVERSIFIED INCOME     FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. MID CAP CORE EQUITY
 DELAWARE VIP(R) EMERGING MARKETS       FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. SMALL CAP EQUITY
 DELAWARE VIP(R) LIMITED-TERM           FUND/(1)/
 DIVERSIFIED INCOME SERIES/(1)/         IVY VIP ASSET STRATEGY/(1)/
 EATON VANCE VT FLOATING-RATE INCOME    IVY VIP DIVIDEND OPPORTUNITIES/(1)/
 FUND/(1)/                              IVY VIP ENERGY/(1)/
 EQ/BLACKROCK BASIC VALUE EQUITY/(1)/   IVY VIP HIGH INCOME/(1)/
 EQ/CAPITAL GUARDIAN RESEARCH/(1)/      IVY VIP MICRO CAP GROWTH/(1)/
 EQ/COMMON STOCK INDEX/(1)/             IVY VIP MID CAP GROWTH/(1)/
 EQ/CORE BOND INDEX/(1)/                IVY VIP NATURAL RESOURCES/(1)/
 EQ/EMERGING MARKETS EQUITY PLUS/(1)/   IVY VIP SCIENCE AND TECHNOLOGY/(1)/
 EQ/EQUITY 500 INDEX/(1)/               IVY VIP SMALL CAP GROWTH/(1)/
 EQ/GLOBAL BOND PLUS/(1)/               JANUS HENDERSON VIT BALANCED
 EQ/INTERMEDIATE GOVERNMENT BOND/(1)/   PORTFOLIO/(1)/
 EQ/INTERNATIONAL EQUITY INDEX/(1)/     JANUS HENDERSON VIT FLEXIBLE BOND
 EQ/INVESCO COMSTOCK/(1)/               PORTFOLIO/(1)/
 EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/   JANUS HENDERSON VIT U.S. LOW
 EQ/LARGE CAP GROWTH INDEX/(1)/         VOLATILITY PORTFOLIO/(1)/
 EQ/LARGE CAP VALUE INDEX/(1)/          JPMORGAN INSURANCE TRUST GLOBAL
 EQ/MFS INTERNATIONAL GROWTH/(1)/       ALLOCATION PORTFOLIO/(1)/
 EQ/MID CAP INDEX/(1)/                  JPMORGAN INSURANCE TRUST INCOME
 EQ/MONEY MARKET/(1)/                   BUILDER PORTFOLIO/(1)/
 EQ/OPPENHEIMER GLOBAL/(1)/             LAZARD RETIREMENT EMERGING MARKETS
 EQ/PIMCO GLOBAL REAL RETURN/(1)/       EQUITY PORTFOLIO/(1)/
 EQ/PIMCO ULTRA SHORT BOND/(1)/         LORD ABBETT SERIES FUND -- BOND
 EQ/QUALITY BOND PLUS/(1)/              DEBENTURE PORTFOLIO/(1)/
 EQ/SMALL COMPANY INDEX/(1)/            LORD ABBETT SERIES FUND -- CLASSIC
 EQ/T. ROWE PRICE GROWTH STOCK/(1)/     STOCK PORTFOLIO/(1)/
 EQ/UBS GROWTH & INCOME/(1)/            LORD ABBETT SERIES FUND -- GROWTH
 FEDERATED HIGH INCOME BOND             OPPORTUNITIES PORTFOLIO/(1)/
 FUND II/(1)/                           MFS(R) INTERNATIONAL VALUE
 FEDERATED KAUFMANN FUND II/(1)/        PORTFOLIO/(1)/
 FIDELITY(R) VIP ASSET MANAGER: GROWTH  MFS(R) INVESTORS TRUST SERIES/(1)/
 PORTFOLIO/(1)/                         MFS(R) MASSACHUSETTS INVESTORS GROWTH
 FIDELITY(R) VIP CONTRAFUND(R)          STOCK PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) RESEARCH SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2015           MFS(R) TECHNOLOGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) UTILITIES SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2020           MFS(R) VALUE SERIES/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER AGGRESSIVE EQUITY/(1)/
 FIDELITY(R) VIP FREEDOM 2025           MULTIMANAGER CORE BOND/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER MID CAP GROWTH/(1)/
 FIDELITY(R) VIP FREEDOM 2030           MULTIMANAGER MID CAP VALUE/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER TECHNOLOGY/(1)/
 FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/ NEUBERGER BERMAN INTERNATIONAL EQUITY
 FIDELITY(R) VIP STRATEGIC INCOME       PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN U.S. EQUITY INDEX
 FIRST TRUST MULTI INCOME ALLOCATION    PUTWRITE STRATEGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO COMMODITYREALRETURN(R) STRATEGY
 FIRST TRUST/DOW JONES DIVIDEND &       PORTFOLIO/(1)/
 INCOME ALLOCATION PORTFOLIO/(1)/       PIMCO EMERGING MARKETS BOND
 FRANKLIN FOUNDING FUNDS ALLOCATION     PORTFOLIO/(1)/
 VIP FUND/(1)/                          PIMCO GLOBAL BOND PORTFOLIO
 FRANKLIN INCOME VIP FUND/(1)/          (UNHEDGED)/(1)/
 FRANKLIN MUTUAL SHARES VIP FUND/(1)/   PIMCO GLOBAL MULTI-ASSET MANAGED
 FRANKLIN RISING DIVIDENDS VIP          ALLOCATION PORTFOLIO/(1)/
 FUND/(1)/                              PIMCO REAL RETURN PORTFOLIO/(1)/
 FRANKLIN STRATEGIC INCOME VIP          PIMCO TOTAL RETURN PORTFOLIO/(1)/
 FUND/(1)/                              PROFUND VP BEAR/(1)/
 GOLDMAN SACHS VIT MID CAP VALUE        PROFUND VP BIOTECHNOLOGY/(1)/
 FUND/(1)/                              PUTNAM VT ABSOLUTE RETURN 500
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES  FUND/(1)/
 STRATEGY FUND/(1)/                     PUTNAM VT DIVERSIFIED INCOME FUND/(1)/
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES  PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND/(1)/                              FUND/(1)/
 HARTFORD CAPITAL APPRECIATION HLS      PUTNAM VT RESEARCH FUND/(1)/
 FUND/(1)/                              QS LEGG MASON DYNAMIC MULTI-STRATEGY
 HARTFORD GROWTH OPPORTUNITIES HLS      VIT PORTFOLIO/(1)/
 FUND/(1)/                              SEI VP BALANCED STRATEGY FUND/(1)/
 INVESCO V.I. AMERICAN FRANCHISE        SEI VP CONSERVATIVE STRATEGY FUND/(1)/
 FUND/(1)/                              SEI VP MARKET GROWTH STRATEGY
 INVESCO V.I. BALANCED-RISK ALLOCATION  FUND/(1)/
 FUND/(1)/                              SEI VP MARKET PLUS STRATEGY FUND/(1)/
 INVESCO V.I. DIVERSIFIED DIVIDEND      SEI VP MODERATE STRATEGY FUND/(1)/
 FUND/(1)/
 INVESCO V.I. EQUITY AND INCOME
 FUND/(1)/
 INVESCO V.I. GLOBAL HEALTH CARE
 FUND/(1)/

                                     FSA-3

 T. ROWE PRICE EQUITY INCOME            TEMPLETON GROWTH VIP FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP GLOBAL HARD ASSETS
 T. ROWE PRICE HEALTH SCIENCES          FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP UNCONSTRAINED EMERGING
 TEMPLETON DEVELOPING MARKETS VIP       MARKETS BOND FUND/(1)/
 FUND/(1)/                              BLACKROCK GLOBAL OPPORTUNITIES V.I.
 TEMPLETON FOREIGN VIP FUND/(1)/        FUND/(1)/
 TEMPLETON GLOBAL BOND VIP FUND/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statement of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period February 22, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                             1290 VT      1290 VT
                                 1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                               SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                               ----------- ----------- ------------- --------------- -------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $11,526,775 $16,907,097  $20,920,582    $4,777,139     $34,136,149    $18,140,955
Receivable for shares of the
 Portfolios sold..............          57         696           --           116          46,884             --
Receivable for policy-related
 transactions.................          --          --        9,336            --              --         49,134
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total assets...............  11,526,832  16,907,793   20,929,918     4,777,255      34,183,033     18,190,089
                               ----------- -----------  -----------    ----------     -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          --        9,063            --              --         49,133
Payable for policy-related
 transactions.................          57         696           --           116          46,883             --
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total liabilities..........          57         696        9,063           116          46,883         49,133
                               ----------- -----------  -----------    ----------     -----------    -----------
NET ASSETS.................... $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

NET ASSETS:
Accumulation unit values...... $ 1,723,265 $16,907,087  $20,920,855    $3,453,909     $34,135,465    $18,105,146
Retained by AXA Equitable in
 Separate Account No. 70......   9,803,510          10           --     1,323,230             685         35,810
                               ----------- -----------  -----------    ----------     -----------    -----------
TOTAL NET ASSETS.............. $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

Investments in shares of the
 Portfolios, at cost.......... $10,640,040 $16,366,429  $20,912,419    $5,108,944     $35,100,603    $18,222,926

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               1290 VT GAMCO               1290 VT LOW    1290 VT                  1290 VT
                               SMALL COMPANY 1290 VT HIGH   VOLATILITY    NATURAL   1290 VT REAL  SMARTBETA
                                  VALUE*     YIELD BOND*  GLOBAL EQUITY* RESOURCES*   ESTATE*      EQUITY*
                               ------------- ------------ -------------- ---------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $296,918,590  $13,583,416    $2,520,512   $6,284,416 $13,417,097  $15,840,729
Receivable for shares of the
 Portfolios sold..............           --           --            --           --          --           46
Receivable for policy-related
 transactions.................       67,659       19,438         1,435        1,631         335           --
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total assets...............  296,986,249   13,602,854     2,521,947    6,286,047  13,417,432   15,840,775
                               ------------  -----------    ----------   ---------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       67,660       19,328         1,361        1,631         249           --
Payable for policy-related
 transactions.................           --           --            --           --          --           46
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total liabilities..........       67,660       19,328         1,361        1,631         249           46
                               ------------  -----------    ----------   ---------- -----------  -----------
NET ASSETS.................... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $ 1,392,873
Retained by AXA Equitable in
 Separate Account No. 70......           --           --            --           --          --   14,447,856
                               ------------  -----------    ----------   ---------- -----------  -----------
TOTAL NET ASSETS.............. $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $253,713,122  $13,811,526    $2,287,241   $5,500,823 $13,075,193  $12,472,083

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          AB VPS
                                                         BALANCED   AB VPS GLOBAL                  AB VPS
                                 1290 VT    7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                 SOCIALLY    BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                               RESPONSIBLE* PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                               ------------ ----------- ----------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $4,332,536  $71,655,903 $5,470,877   $1,154,905    $4,193,874    $9,644,770
Receivable for shares of the
 Portfolios sold..............       1,116       78,226        219           38         5,002           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total assets...............   4,333,652   71,734,129  5,471,096    1,154,943     4,198,876     9,645,151
                                ----------  ----------- ----------   ----------    ----------    ----------

LIABILITIES:
Payable for policy-related
 transactions.................       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total liabilities..........       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
NET ASSETS....................  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

NET ASSETS:
Accumulation unit values......  $4,332,499  $71,654,615 $5,469,817   $1,154,942    $4,193,847    $9,644,173
Retained by AXA Equitable in
 Separate Account No. 70......          37        1,288      1,060           --            28           597
                                ----------  ----------- ----------   ----------    ----------    ----------
TOTAL NET ASSETS..............  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

Investments in shares of the
 Portfolios, at cost..........  $4,206,560  $65,127,285 $5,449,933   $1,003,131    $3,859,163    $7,870,388

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        AMERICAN
                               AB VPS REAL                                ALPS | RED   CENTURY VP   AMERICAN
                                 ESTATE    AB VPS SMALL/                 ROCKS LISTED  INFLATION   CENTURY VP
                               INVESTMENT  MID CAP VALUE   ALL ASSET    PRIVATE EQUITY PROTECTION LARGE COMPANY
                               PORTFOLIO**  PORTFOLIO**  GROWTH-ALT 20*   PORTFOLIO       FUND        VALUE
                               ----------- ------------- -------------- -------------- ---------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $5,563,139   $4,026,700    $44,048,933     $3,301,155   $6,328,306  $2,377,154
Receivable for shares of the
 Portfolios sold..............      1,295           --             --             --        2,482          96
Receivable for policy-related
 transactions.................         --        6,646         18,325          3,656           --          --
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total assets...............  5,564,434    4,033,346     44,067,258      3,304,811    6,330,788   2,377,250
                               ----------   ----------    -----------     ----------   ----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        6,570         18,235          3,656           --          --
Payable for policy-related
 transactions.................      1,295           --             --             --        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total liabilities..........      1,295        6,570         18,235          3,656        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
NET ASSETS.................... $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

NET ASSETS:
Accumulation unit values...... $5,563,139   $4,026,776    $44,049,023     $3,299,624   $6,328,352  $2,376,132
Retained by AXA Equitable in
 Separate Account No. 70......         --           --             --          1,531           --       1,023
                               ----------   ----------    -----------     ----------   ----------  ----------
TOTAL NET ASSETS.............. $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,719,659   $3,471,269    $40,582,753     $2,881,958   $6,319,555  $2,140,048

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                  AMERICAN
                                                 AMERICAN                                          FUNDS          AMERICAN
                                                   FUNDS         AMERICAN        AMERICAN        INSURANCE         FUNDS
                                                 INSURANCE        FUNDS           FUNDS       SERIES(R) GLOBAL   INSURANCE
                                  AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL         SERIES(R)
                               CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION     GROWTH-
                               CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/     INCOME FUND/SM/
                               -------------- --------------- -------------- ---------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $142,758,139    $50,964,502    $40,933,035      $7,918,042      $16,675,098     $11,955,139
Receivable for shares of the
 Portfolios sold..............        99,813          1,303          4,415              --            6,255             384
Receivable for policy-related
 transactions.................            --             --             --          12,728               --              --
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total assets...............   142,857,952     50,965,805     40,937,450       7,930,770       16,681,353      11,955,523
                                ------------    -----------    -----------      ----------      -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --             --             --          12,712               --              --
Payable for policy-related
 transactions.................        99,812          1,174          4,414              --            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total liabilities..........        99,812          1,174          4,414          12,712            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
NET ASSETS....................  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

NET ASSETS:
Accumulation unit values......  $142,716,545    $50,964,631    $40,932,999      $7,918,058      $16,673,827     $11,955,139
Retained by AXA Equitable in
 Separate Account No. 70......        41,595             --             37              --            1,271              --
                                ------------    -----------    -----------      ----------      -----------     -----------
TOTAL NET ASSETS..............  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

Investments in shares of the
 Portfolios, at cost..........  $122,688,537    $47,455,969    $41,735,835      $7,013,126      $15,867,165     $11,057,606

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                 AMERICAN
                                  AMERICAN        FUNDS
                                   FUNDS        INSURANCE
                                 INSURANCE      SERIES(R)     AMERICAN
                                 SERIES(R)     MANAGED RISK     FUNDS
                               INTERNATIONAL      ASSET       INSURANCE     AXA 400     AXA 500     AXA 2000
                                 GROWTH AND     ALLOCATION  SERIES(R) NEW   MANAGED     MANAGED      MANAGED
                               INCOME FUND/SM/   FUND/SM/   WORLD FUND(R) VOLATILITY* VOLATILITY*  VOLATILITY*
                               --------------  ------------ ------------- ----------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $5,567,971     $7,605,786   $53,367,244  $79,230,636 $179,843,146 $77,738,266
Receivable for shares of the
 Portfolios sold..............           --             --            --       88,357      206,717      75,903
Receivable for policy-related
 transactions.................        1,598            252        53,690           --           --          --
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total assets...............    5,569,569      7,606,038    53,420,934   79,318,993  180,049,863  77,814,169
                                 ----------     ----------   -----------  ----------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        1,546            253        53,690           --           --          --
Payable for policy-related
 transactions.................           --             --            --       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total liabilities..........        1,546            253        53,690       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
NET ASSETS....................   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

NET ASSETS:
Accumulation unit values......   $5,568,023     $7,605,650   $53,366,939  $79,229,801 $179,840,033 $77,735,650
Retained by AXA Equitable in
 Separate Account No. 70......           --            135           305          835        3,113       2,617
                                 ----------     ----------   -----------  ----------- ------------ -----------
TOTAL NET ASSETS..............   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $5,011,352     $6,880,449   $44,698,488  $65,290,440 $131,420,536 $62,945,565

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                 AXA                    AXA GLOBAL
                                                                             CONSERVATIVE      AXA        EQUITY
                               AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH     CONSERVATIVE   MANAGED
                                ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*     STRATEGY*   VOLATILITY*
                               -------------- -------------- -------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $26,778,663   $3,578,150,143 $3,033,569,679 $1,397,488,657 $710,755,411 $17,569,331
Receivable for shares of the
 Portfolios sold..............           --               --      1,038,903        939,737      176,563          --
Receivable for policy-related
 transactions.................      278,009          670,228             --             --           --       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total assets...............   27,056,672    3,578,820,371  3,034,608,582  1,398,428,394  710,931,974  17,573,643
                                -----------   -------------- -------------- -------------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      278,009          666,963             --             --           --       4,312
Payable for policy-related
 transactions.................           --               --      1,038,793        939,461      176,563          --
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total liabilities..........      278,009          666,963      1,038,793        939,461      176,563       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
NET ASSETS....................  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

NET ASSETS:
Accumulation unit values......  $26,778,099   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,753,745 $17,569,146
Retained by AXA Equitable in
 Separate Account No. 70......          564               --             --             --        1,666         185
                                -----------   -------------- -------------- -------------- ------------ -----------
TOTAL NET ASSETS..............  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

Investments in shares of the
 Portfolios, at cost..........  $24,255,234   $3,089,367,706 $2,700,739,593 $1,283,562,229 $696,358,036 $13,554,031

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   AXA           AXA           AXA                    AXA LARGE CAP
                                              INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                 AXA GROWTH   CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                 STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                               -------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $4,359,901,243  $13,703,878  $113,325,883   $3,440,216    $10,843,225   $25,826,991
Receivable for shares of the
 Portfolios sold..............             --        2,666        77,592          135          5,330        20,369
Receivable for policy-related
 transactions.................      1,065,691           --            --           --             --            --
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total assets...............  4,360,966,934   13,706,544   113,403,475    3,440,351     10,848,555    25,847,360
                               --------------  -----------  ------------   ----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      1,063,129           --            --           --             --            --
Payable for policy-related
 transactions.................             --        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total liabilities..........      1,063,129        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
NET ASSETS.................... $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $4,359,903,805  $13,701,453  $113,323,818   $3,439,886    $10,842,691   $25,825,847
Retained by AXA Equitable in
 Separate Account No. 70......             --        2,424         2,066          330            534         1,144
                               --------------  -----------  ------------   ----------    -----------   -----------
TOTAL NET ASSETS.............. $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $3,779,547,757  $11,385,644  $ 97,196,718   $2,996,180    $ 9,254,364   $20,917,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               AXA LARGE CAP  AXA MID CAP                AXA MODERATE  AXA MODERATE-  AXA ULTRA
                               VALUE MANAGED VALUE MANAGED AXA MODERATE     GROWTH         PLUS      CONSERVATIVE
                                VOLATILITY*   VOLATILITY*  ALLOCATION*    STRATEGY*     ALLOCATION*   STRATEGY*
                               ------------- ------------- ------------ -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $25,570,826   $18,469,571  $147,692,052 $6,460,091,861  $57,974,943  $131,243,681
Receivable for shares of the
 Portfolios sold..............       12,164         7,643        34,421      1,101,980       28,543            --
Receivable for policy-related
 transactions.................           --            --            --             --           --       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total assets...............   25,582,990    18,477,214   147,726,473  6,461,193,841   58,003,486   131,535,501
                                -----------   -----------  ------------ --------------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --            --            --             --           --       291,820
Payable for policy-related
 transactions.................       12,164         7,643        56,306      1,101,980       28,543            --
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total liabilities..........       12,164         7,643        56,306      1,101,980       28,543       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
NET ASSETS....................  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

NET ASSETS:
Accumulation unit values......  $25,570,743   $18,469,211  $147,617,301 $6,460,091,571  $57,962,605  $131,232,658
Retained by AXA Equitable in
 Separate Account No. 70......           83           360        52,866            290       12,338        11,023
                                -----------   -----------  ------------ --------------  -----------  ------------
TOTAL NET ASSETS..............  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

Investments in shares of the
 Portfolios, at cost..........  $20,261,929   $16,204,804  $143,701,432 $5,521,288,118  $54,316,194  $133,040,037

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                AXA/AB     AXA/AB SHORT                 AXA/     AXA/FRANKLIN
                                 AXA/AB        DYNAMIC       DURATION                CLEARBRIDGE   BALANCED
                                 DYNAMIC       MODERATE     GOVERNMENT  AXA/AB SMALL  LARGE CAP    MANAGED
                                 GROWTH*       GROWTH*        BOND*     CAP GROWTH*    GROWTH*   VOLATILITY*
                               ------------ -------------- ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $534,449,613 $2,775,304,988  $2,044,928  $74,110,909  $82,107,910 $21,715,417
Receivable for shares of the
 Portfolios sold..............           --             --          67           --       24,415       2,827
Receivable for policy-related
 transactions.................      526,891        102,411          --        9,112           --          --
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total assets...............  534,976,504  2,775,407,399   2,044,995   74,120,021   82,132,325  21,718,244
                               ------------ --------------  ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      524,265        101,674          --        9,050           --          --
Payable for policy-related
 transactions.................           --             --           2           --       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total liabilities..........      524,265        101,674           2        9,050       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
NET ASSETS.................... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values...... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,106,398 $21,715,694
Retained by AXA Equitable in
 Separate Account No. 70......           --             --          --           --        1,512          --
                               ------------ --------------  ----------  -----------  ----------- -----------
TOTAL NET ASSETS.............. $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost.......... $479,273,559 $2,478,358,150  $2,052,877  $70,418,718  $81,002,250 $20,852,859

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             AXA/FRANKLIN
                               AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN                            AXA/LEGG
                                 SMALL CAP    ALLOCATION     SACHS     AXA/INVESCO                 MASON
                               VALUE MANAGED   MANAGED     STRATEGIC    STRATEGIC    AXA/JANUS   STRATEGIC
                                VOLATILITY*  VOLATILITY*  ALLOCATION*  ALLOCATION*  ENTERPRISE* ALLOCATION*
                               ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $12,019,957  $13,203,666  $453,326,228 $231,465,115 $53,768,476 $121,789,258
Receivable for shares of the
 Portfolios sold..............        2,970        2,890            --           --       9,814           --
Receivable for policy-related
 transactions.................           --           --       753,348      293,293          --      586,671
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total assets...............   12,022,927   13,206,556   454,079,576  231,758,408  53,778,290  122,375,929
                                -----------  -----------  ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --       751,065      291,163          --      584,468
Payable for policy-related
 transactions.................        2,970        2,890            --           --       9,814           --
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total liabilities..........        2,970        2,890       751,065      291,163       9,814      584,468
                                -----------  -----------  ------------ ------------ ----------- ------------
NET ASSETS....................  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

NET ASSETS:
Accumulation unit values......  $12,019,400  $13,203,315  $453,328,511 $231,467,245 $53,767,965 $121,791,461
Retained by AXA Equitable in
 Separate Account No. 70......          557          351            --           --         511           --
                                -----------  -----------  ------------ ------------ ----------- ------------
TOTAL NET ASSETS..............  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost..........  $10,316,370  $11,311,750  $434,664,620 $218,847,442 $52,748,947 $114,335,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA/MUTUAL
                                            LARGE CAP  AXA/TEMPLETON    BLACKROCK      BLACKROCK    BLACKROCK
                               AXA/LOOMIS    EQUITY    GLOBAL EQUITY     GLOBAL         GLOBAL      LARGE CAP
                                 SAYLES      MANAGED      MANAGED    ALLOCATION V.I. OPPORTUNITIES FOCUS GROWTH
                                GROWTH*    VOLATILITY*  VOLATILITY*       FUND         V.I. FUND    V.I. FUND
                               ----------- ----------- ------------- --------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,559
Receivable for shares of the
 Portfolios sold..............       4,842        245        16,065             --            --            --
Receivable for policy-related
 transactions.................          --         --            --         29,827         4,349         3,713
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total assets...............  70,766,067  4,247,288    18,679,928    121,137,236     2,500,005    43,362,272
                               ----------- ----------   -----------   ------------    ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --         --            --         29,827         4,349         3,668
Payable for policy-related
 transactions.................       4,842        245        16,065             --            --            --
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total liabilities..........       4,842        245        16,065         29,827         4,349         3,668
                               ----------- ----------   -----------   ------------    ----------   -----------
NET ASSETS.................... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

NET ASSETS:
Accumulation unit values...... $70,744,784 $4,247,023   $18,662,992   $121,105,859    $2,495,534   $43,358,604
Retained by AXA Equitable in
 Separate Account No. 70......      16,441         20           871          1,550           122            --
                               ----------- ----------   -----------   ------------    ----------   -----------
TOTAL NET ASSETS.............. $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

Investments in shares of the
 Portfolios, at cost.......... $57,581,223 $3,692,157   $14,721,309   $116,450,609    $2,526,567   $43,085,133

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                               AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                               ----------  ------------- ----------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $6,418,419   $31,054,247  $13,482,459 $33,504,030 $24,243,643  $1,798,697
Receivable for shares of the
 Portfolios sold..............        211            --          499          --         809       6,324
Receivable for policy-related
 transactions.................         --        37,368           --      44,219          --          --
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total assets...............  6,418,630    31,091,615   13,482,958  33,548,249  24,244,452   1,805,021
                               ----------   -----------  ----------- ----------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        37,368           --      44,218          --          --
Payable for policy-related
 transactions.................        211            --          500          --         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total liabilities..........        211        37,368          500      44,218         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
NET ASSETS.................... $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $6,418,392   $31,054,216  $13,482,340 $33,504,031 $24,243,713  $1,798,269
Retained by AXA Equitable in
 Separate Account No. 70......         27            31          118          --          --         428
                               ----------   -----------  ----------- ----------- -----------  ----------
TOTAL NET ASSETS.............. $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,715,211   $29,678,999  $12,510,236 $31,785,038 $22,239,747  $1,849,191

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             CLEARBRIDGE              CLEARBRIDGE
                                                              VARIABLE   CLEARBRIDGE   VARIABLE
                                                 CHARTER/SM/ AGGRESSIVE    VARIABLE    DIVIDEND    CLEARBRIDGE
                               CHARTER/SM/ SMALL SMALL CAP     GROWTH    APPRECIATION  STRATEGY   VARIABLE MID
                                 CAP GROWTH*       VALUE*     PORTFOLIO   PORTFOLIO    PORTFOLIO  CAP PORTFOLIO
                               ---------------   ----------- ----------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $9,947,390      $13,783,618 $53,721,200 $12,892,535  $30,208,250  $4,608,665
Receivable for shares of the
 Portfolios sold..............        7,315            3,113          --          --        6,924         129
Receivable for policy-related
 transactions.................           --               --         879       5,278           --          --
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total assets...............    9,954,705       13,786,731  53,722,079  12,897,813   30,215,174   4,608,794
                                 ----------      ----------- ----------- -----------  -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --               --         879       5,272           --          --
Payable for policy-related
 transactions.................        7,315            3,113          --          --        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total liabilities..........        7,315            3,113         879       5,272        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
NET ASSETS....................   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

NET ASSETS:
Accumulation unit values......   $9,946,810      $13,780,681 $53,721,075 $12,892,541  $30,208,268  $4,608,658
Retained by AXA Equitable in
 Separate Account No. 70......          580            2,937         125          --           --           7
                                 ----------      ----------- ----------- -----------  -----------  ----------
TOTAL NET ASSETS..............   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

Investments in shares of the
 Portfolios, at cost..........   $8,082,100      $11,365,771 $55,460,102 $11,323,768  $24,940,861  $4,272,447

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               DELAWARE VIP(R)
                               DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                 DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                               --------------- --------------- --------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $17,337,182     $3,192,538      $10,220,735    $28,319,288   $147,621,004 $19,947,553
Receivable for shares of the
 Portfolios sold..............        13,121             --            2,092          8,884             --       4,255
Receivable for policy-related
 transactions.................            --         13,800               --             --         63,397          --
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total assets...............    17,350,303      3,206,338       10,222,827     28,328,172    147,684,401  19,951,808
                                 -----------     ----------      -----------    -----------   ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --         13,800               --             --         63,397          --
Payable for policy-related
 transactions.................        13,120             --            2,092          6,121             --       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total liabilities..........        13,120         13,800            2,092          6,121         63,397       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
NET ASSETS....................   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

NET ASSETS:
Accumulation unit values......   $17,316,915     $3,189,613      $10,209,468    $28,322,051   $147,595,475 $19,940,050
Retained by AXA Equitable in
 Separate Account No. 70......        20,268          2,925           11,267             --         25,529       7,503
                                 -----------     ----------      -----------    -----------   ------------ -----------
TOTAL NET ASSETS..............   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $17,318,531     $2,801,493      $10,266,664    $27,996,875   $119,480,071 $15,768,678

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                      EQ/
                                                          EQ/EMERGING                             INTERMEDIATE
                                EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL    GOVERNMENT
                               STOCK INDEX*    INDEX*        PLUS*         INDEX*     BOND PLUS*     BOND*
                               ------------ ------------ -------------- ------------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $51,309,825  $333,710,958   $7,516,045   $309,432,937  $ 9,747,088 $123,980,993
Receivable for shares of the
 Portfolios sold..............          --        45,208        6,230             --        7,309           --
Receivable for policy-related
 transactions.................     169,663            --           --         60,760           --      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total assets...............  51,479,488   333,756,166    7,522,275    309,493,697    9,754,397  124,094,428
                               -----------  ------------   ----------   ------------  ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     169,575            --           --         60,760           --      113,435
Payable for policy-related
 transactions.................          --        45,208        6,222             --        7,308           --
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total liabilities..........     169,575        45,208        6,222         60,760        7,308      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
NET ASSETS.................... $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

NET ASSETS:
Accumulation unit values...... $51,309,913  $333,706,550   $7,516,053   $309,383,155  $ 9,746,774 $123,979,615
Retained by AXA Equitable in
 Separate Account No. 70......          --         4,408           --         49,782          315        1,378
                               -----------  ------------   ----------   ------------  ----------- ------------
TOTAL NET ASSETS.............. $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

Investments in shares of the
 Portfolios, at cost.......... $41,683,570  $341,065,724   $6,506,315   $256,330,057  $10,053,355 $126,149,159

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             EQ/JPMORGAN                                 EQ/MFS
                               EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                               ---------------- ----------- -------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $49,631,878    $41,313,716  $21,945,227    $67,925,735  $41,092,564   $47,219,953
Receivable for policy-related
 transactions.................        52,993         15,240        1,513         35,364      125,565        19,218
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total assets...............    49,684,871     41,328,956   21,946,740     67,961,099   41,218,129    47,239,171
                                 -----------    -----------  -----------    -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total liabilities..........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
NET ASSETS....................   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

NET ASSETS:
Accumulation unit values......   $49,631,910    $41,312,350  $21,944,938    $67,925,753  $41,063,247   $47,219,982
Retained by AXA Equitable in
 Separate Account No. 70......            --          1,366          289             --       29,317            --
                                 -----------    -----------  -----------    -----------  -----------   -----------
TOTAL NET ASSETS..............   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost..........   $46,326,410    $31,276,197  $19,018,144    $59,082,859  $37,668,386   $40,296,740

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        EQ/PIMCO
                               EQ/MID CAP    EQ/MONEY   EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                 INDEX*      MARKET*       GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                               ----------- ------------ -------------- ----------- -------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $88,031,795 $123,783,466  $85,126,957   $21,118,079  $33,017,712   $28,719,876
Receivable for shares of the
 Portfolios sold..............          --           --       18,326            --           --         2,219
Receivable for policy-related
 transactions.................       3,128      305,218           --        68,068       10,837            --
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total assets...............  88,034,923  124,088,684   85,145,283    21,186,147   33,028,549    28,722,095
                               ----------- ------------  -----------   -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       3,128      305,218           --        68,068       10,837            --
Payable for policy-related
 transactions.................          --           --       18,318            --           --         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total liabilities..........       3,128      305,218       18,318        68,068       10,837         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
NET ASSETS.................... $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

NET ASSETS:
Accumulation unit values...... $87,982,240 $123,759,283  $85,126,965   $21,118,069  $33,003,618   $28,719,569
Retained by AXA Equitable in
 Separate Account No. 70......      49,555       24,183           --            10       14,094           307
                               ----------- ------------  -----------   -----------  -----------   -----------
TOTAL NET ASSETS.............. $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $80,775,741 $123,783,664  $65,305,689   $20,981,742  $32,901,476   $29,084,342

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             FIDELITY(R) VIP
                                                                                                  ASSET
                                EQ/SMALL    EQ/T. ROWE    EQ/UBS   FEDERATED HIGH FEDERATED     MANAGER:
                                COMPANY    PRICE GROWTH  GROWTH &   INCOME BOND   KAUFMANN       GROWTH
                                 INDEX*       STOCK*     INCOME*      FUND II      FUND II      PORTFOLIO
                               ----------- ------------ ---------- -------------- ---------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $60,659,490 $213,104,354 $7,925,736  $19,170,770   $7,249,566    $908,381
Receivable for shares of the
 Portfolios sold..............          --           --      2,568        9,321           --          35
Receivable for policy-related
 transactions.................       4,118       90,907         --           --       18,313          --
                               ----------- ------------ ----------  -----------   ----------    --------
   Total assets...............  60,663,608  213,195,261  7,928,304   19,180,091    7,267,879     908,416
                               ----------- ------------ ----------  -----------   ----------    --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       4,118       90,907         --           --       18,313          --
Payable for policy-related
 transactions.................          --           --      2,569        9,321           --          35
                               ----------- ------------ ----------  -----------   ----------    --------
   Total liabilities..........       4,118       90,907      2,569        9,321       18,313          35
                               ----------- ------------ ----------  -----------   ----------    --------
NET ASSETS.................... $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

NET ASSETS:
Accumulation unit values...... $60,605,944 $213,103,318 $7,925,186  $19,170,340   $7,248,658    $908,057
Retained by AXA Equitable in
 Separate Account No. 70......      53,546        1,036        549          430          908         324
                               ----------- ------------ ----------  -----------   ----------    --------
TOTAL NET ASSETS.............. $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

Investments in shares of the
 Portfolios, at cost.......... $57,667,283 $174,439,047 $6,811,781  $18,643,117   $6,491,907    $843,670

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030       MID CAP
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                               --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
Receivable for shares of the
 Portfolios sold..............            --            38               48              53              40               --
Receivable for policy-related
 transactions.................       129,832            --               --              --              --           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
   Total assets...............   180,993,178       975,195        1,227,356       1,367,427       1,002,428       87,182,207
                                ------------      --------       ----------      ----------      ----------      -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       129,832            --               --              --              --           23,032
Payable for policy-related
 transactions.................            --            38               48              53              40               --
                                ------------      --------       ----------      ----------      ----------      -----------
   Total liabilities..........       129,832            38               48              53              40           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
NET ASSETS....................  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

NET ASSETS:
Accumulation unit values......  $180,836,787      $974,853       $1,227,015      $1,367,078      $1,002,067      $87,138,256
Retained by AXA Equitable in
 Separate Account No. 70......        26,559           304              293             296             321           20,919
                                ------------      --------       ----------      ----------      ----------      -----------
TOTAL NET ASSETS..............  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

Investments in shares of the
 Portfolios, at cost..........  $157,574,309      $869,342       $1,089,105      $1,151,899      $  858,631      $76,525,910

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                            FIRST TRUST/
                                                             DOW JONES      FRANKLIN
                               FIDELITY(R) VIP FIRST TRUST   DIVIDEND &     FOUNDING
                                  STRATEGIC    MULTI INCOME    INCOME        FUNDS       FRANKLIN     FRANKLIN
                                   INCOME       ALLOCATION   ALLOCATION  ALLOCATION VIP INCOME VIP  MUTUAL SHARES
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO        FUND         FUND       VIP FUND
                               --------------- ------------ ------------ -------------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $116,084,944    $4,001,163  $50,334,844   $21,003,045   $92,902,163  $14,587,098
Receivable for shares of the
 Portfolios sold..............       112,686           147        2,309            --         7,844        3,656
Receivable for policy-related
 transactions.................            --            --           --        14,988            --           --
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total assets...............   116,197,630     4,001,310   50,337,153    21,018,033    92,910,007   14,590,754
                                ------------    ----------  -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --            --           --        14,988            --           --
Payable for policy-related
 transactions.................       112,609           117        2,302            --         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total liabilities..........       112,609           117        2,302        14,988         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
NET ASSETS....................  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......  $116,085,021    $4,001,193  $50,334,851   $21,002,825   $92,902,214  $14,585,386
Retained by AXA Equitable in
 Separate Account No. 70......            --            --           --           220            --        1,712
                                ------------    ----------  -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........  $114,922,792    $3,885,358  $46,677,084   $20,311,928   $89,003,754  $14,120,453

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                         GUGGENHEIM VIF
                                                FRANKLIN                     GLOBAL     GUGGENHEIM VIF   HARTFORD
                               FRANKLIN RISING STRATEGIC   GOLDMAN SACHS    MANAGED      MULTI-HEDGE     CAPITAL
                                DIVIDENDS VIP  INCOME VIP   VIT MID CAP     FUTURES       STRATEGIES   APPRECIATION
                                    FUND          FUND      VALUE FUND   STRATEGY FUND       FUND        HLS FUND
                               --------------- ----------- ------------- -------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,438,289   $61,005,643  $30,656,189    $2,865,989      $685,575    $17,578,177
Receivable for shares of the
 Portfolios sold..............            --        10,785           --            --            27             --
Receivable for policy-related
 transactions.................         4,730            --          713         2,815            --             53
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total assets...............    81,443,019    61,016,428   30,656,902     2,868,804       685,602     17,578,230
                                 -----------   -----------  -----------    ----------      --------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         4,714            --          713         2,815            --             44
Payable for policy-related
 transactions.................            --        10,785           --            --            28             --
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total liabilities..........         4,714        10,785          713         2,815            28             44
                                 -----------   -----------  -----------    ----------      --------    -----------
NET ASSETS....................   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

NET ASSETS:
Accumulation unit values......   $81,438,305   $60,975,644  $30,643,321    $2,865,589      $685,516    $17,578,186
Retained by AXA Equitable in
 Separate Account No. 70......            --        29,999       12,868           400            58             --
                                 -----------   -----------  -----------    ----------      --------    -----------
TOTAL NET ASSETS..............   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

Investments in shares of the
 Portfolios, at cost..........   $74,068,296   $63,305,562  $31,148,523    $2,988,639      $646,811    $16,609,318

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 HARTFORD                   INVESCO V.I.
                                  GROWTH      INVESCO V.I.  BALANCED-RISK INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                               OPPORTUNITIES    AMERICAN     ALLOCATION    DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                 HLS FUND    FRANCHISE FUND     FUND      DIVIDEND FUND INCOME FUND    CARE FUND
                               ------------- -------------- ------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $34,021,130     $545,589     $10,546,552   $78,587,300  $15,011,805   $4,420,080
Receivable for shares of the
 Portfolios sold..............        3,686           21             344            --           --           59
Receivable for policy-related
 transactions.................           --           --              --         9,528          353           --
                                -----------     --------     -----------   -----------  -----------   ----------
   Total assets...............   34,024,816      545,610      10,546,896    78,596,828   15,012,158    4,420,139
                                -----------     --------     -----------   -----------  -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --              --         9,522          341           --
Payable for policy-related
 transactions.................        3,686           21             345            --           --           59
                                -----------     --------     -----------   -----------  -----------   ----------
   Total liabilities..........        3,686           21             345         9,522          341           59
                                -----------     --------     -----------   -----------  -----------   ----------
NET ASSETS....................  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

NET ASSETS:
Accumulation unit values......  $34,021,065     $503,700     $10,546,551   $78,587,306  $15,011,817   $4,408,473
Retained by AXA Equitable in
 Separate Account No. 70......           65       41,889              --            --           --       11,607
                                -----------     --------     -----------   -----------  -----------   ----------
TOTAL NET ASSETS..............  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

Investments in shares of the
 Portfolios, at cost..........  $29,798,590     $506,897     $10,388,005   $71,377,871  $13,593,167   $4,931,302

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                               GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP ASSET
                               ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND    STRATEGY
                               ------------ --------------- ------------- ---------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $79,140,941    $41,395,290    $52,841,864    $12,870,470    $18,904,960   $36,395,959
Receivable for shares of the
 Portfolios sold..............          --             --         15,022             --             --            --
Receivable for policy-related
 transactions.................       6,060          2,990             --          1,004            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total assets...............  79,147,001     41,398,280     52,856,886     12,871,474     18,905,641    36,399,552
                               -----------    -----------    -----------    -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       6,060          2,943             --          1,005            681         3,593
Payable for policy-related
 transactions.................          --             --         15,023             --             --            --
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total liabilities..........       6,060          2,943         15,023          1,005            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
NET ASSETS.................... $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $79,140,273    $41,395,337    $52,841,838    $12,870,068    $18,904,866   $36,394,878
Retained by AXA Equitable in
 Separate Account No. 70......         668             --             25            401             94         1,081
                               -----------    -----------    -----------    -----------    -----------   -----------
TOTAL NET ASSETS.............. $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $74,599,705    $41,281,063    $45,214,967    $12,186,439    $18,865,225   $38,743,248

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO IVY VIP MID CAP IVY VIP NATURAL
                                OPPORTUNITIES   IVY VIP ENERGY    INCOME     CAP GROWTH       GROWTH         RESOURCES
                               ---------------- -------------- ------------ ------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $16,053,337     $35,655,563   $132,745,387  $3,455,580     $55,077,893     $10,617,393
Receivable for shares of the
 Portfolios sold..............         2,306          20,842          3,325          --           2,746              --
Receivable for policy-related
 transactions.................            --              --             --       4,315              --           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total assets...............    16,055,643      35,676,405    132,748,712   3,459,895      55,080,639      10,619,102
                                 -----------     -----------   ------------  ----------     -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --              --             --       4,315              --           1,709
Payable for policy-related
 transactions.................         2,306          20,843          3,325          --           2,746              --
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total liabilities..........         2,306          20,843          3,325       4,315           2,746           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
NET ASSETS....................   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

NET ASSETS:
Accumulation unit values......   $16,052,309     $35,655,280   $132,737,692  $3,455,498     $55,077,763     $10,612,151
Retained by AXA Equitable in
 Separate Account No. 70......         1,028             282          7,695          82             130           5,242
                                 -----------     -----------   ------------  ----------     -----------     -----------
TOTAL NET ASSETS..............   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $14,946,451     $37,270,496   $136,036,797  $3,177,272     $47,327,253     $10,908,176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             JANUS       JPMORGAN
                                                                 JANUS         JANUS     HENDERSON VIT  INSURANCE
                               IVY VIP SCIENCE               HENDERSON VIT HENDERSON VIT   U.S. LOW    TRUST GLOBAL
                                     AND       IVY VIP SMALL   BALANCED    FLEXIBLE BOND  VOLATILITY    ALLOCATION
                                 TECHNOLOGY     CAP GROWTH     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                               --------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,453,859    $27,992,574   $55,150,671   $28,672,701   $10,980,248  $19,191,184
Receivable for shares of the
 Portfolios sold..............            --            421            --            --         1,560          569
Receivable for policy-related
 transactions.................        71,925             --        12,573        10,408            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total assets...............    81,525,784     27,992,995    55,163,244    28,683,109    10,981,808   19,191,753
                                 -----------    -----------   -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        71,925             --        12,542        10,050            --           --
Payable for policy-related
 transactions.................            --            421            --            --         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total liabilities..........        71,925            421        12,542        10,050         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
NET ASSETS....................   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......   $81,452,466    $27,983,469   $55,150,702   $28,673,059   $10,980,273  $19,191,257
Retained by AXA Equitable in
 Separate Account No. 70......         1,393          9,105            --            --            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........   $72,624,862    $26,191,360   $48,310,406   $29,041,695   $ 9,621,647  $17,713,015

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 JPMORGAN       LAZARD      LORD ABBETT                 LORD ABBETT
                                INSURANCE     RETIREMENT   SERIES FUND -  LORD ABBETT  SERIES FUND -    MFS(R)
                               TRUST INCOME    EMERGING        BOND      SERIES FUND -    GROWTH     INTERNATIONAL
                                 BUILDER    MARKETS EQUITY   DEBENTURE   CLASSIC STOCK OPPORTUNITIES     VALUE
                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                               ------------ -------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $15,456,813   $102,036,619  $120,081,036   $4,654,067    $4,929,649   $236,598,745
Receivable for shares of the
 Portfolios sold..............         530             --            --          429           361             --
Receivable for policy-related
 transactions.................          --        116,617        51,298           --            --         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total assets...............  15,457,343    102,153,236   120,132,334    4,654,496     4,930,010    236,662,668
                               -----------   ------------  ------------   ----------    ----------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --        116,617        51,256           --            --         63,923
Payable for policy-related
 transactions.................         467             --            --          429           361             --
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total liabilities..........         467        116,617        51,256          429           361         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
NET ASSETS.................... $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

NET ASSETS:
Accumulation unit values...... $15,456,876   $102,019,454  $120,081,078   $4,653,776    $4,928,614   $236,577,187
Retained by AXA Equitable in
 Separate Account No. 70......          --         17,165            --          291         1,035         21,558
                               -----------   ------------  ------------   ----------    ----------   ------------
TOTAL NET ASSETS.............. $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

Investments in shares of the
 Portfolios, at cost.......... $14,806,849   $ 88,575,682  $117,622,303   $4,758,817    $4,529,729   $189,999,691

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   MFS(R)
                                                MASSACHUSETTS
                                                  INVESTORS                     MFS(R)
                               MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH TECHNOLOGY  MFS(R) UTILITIES MFS(R) VALUE
                                 TRUST SERIES     PORTFOLIO       SERIES      PORTFOLIO        SERIES         SERIES
                               ---------------- ------------- --------------- ----------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,958
Receivable for shares of the
 Portfolios sold..............            --           3,071            76          5,140        21,844             --
Receivable for policy-related
 transactions.................         2,969              --            --             --            --         28,211
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total assets...............    13,416,565      14,627,771     2,329,965     33,761,651    53,133,516     23,876,169
                                 -----------     -----------    ----------    -----------   -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         2,969              --            --             --            --         28,189
Payable for policy-related
 transactions.................            --           3,071            76          5,140        21,844             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total liabilities..........         2,969           3,071            76          5,140        21,844         28,189
                                 -----------     -----------    ----------    -----------   -----------    -----------
NET ASSETS....................   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

NET ASSETS:
Accumulation unit values......   $13,413,580     $14,624,034    $2,329,851    $33,756,093   $53,111,447    $23,847,980
Retained by AXA Equitable in
 Separate Account No. 70......            16             666            38            418           225             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
TOTAL NET ASSETS..............   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $12,115,721     $13,626,386    $2,155,498    $24,434,442   $54,768,470    $22,014,429

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                    NEUBERGER
                                                                                                     BERMAN
                               MULTIMANAGER              MULTIMANAGER                             INTERNATIONAL
                                AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER    EQUITY
                                 EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                               ------------ ------------ ------------ -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $16,150,315  $113,957,142 $20,562,851   $11,780,856   $40,447,408   $4,253,370
Receivable for shares of the
 Portfolios sold..............      15,930        10,660       6,795         3,192         2,612           --
Receivable for policy-related
 transactions.................          --            --          --            --            --        1,083
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total assets...............  16,166,245   113,967,802  20,569,646    11,784,048    40,450,020    4,254,453
                               -----------  ------------ -----------   -----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --          --            --            --        1,073
Payable for policy-related
 transactions.................      15,931        10,660       6,794         3,192         2,612           --
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total liabilities..........      15,931        10,660       6,794         3,192         2,612        1,073
                               -----------  ------------ -----------   -----------   -----------   ----------
NET ASSETS.................... $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $16,104,359  $113,956,756 $20,562,597   $11,780,507   $40,447,408   $4,253,380
Retained by AXA Equitable in
 Separate Account No. 70......      45,955           386         255           349            --           --
                               -----------  ------------ -----------   -----------   -----------   ----------
TOTAL NET ASSETS.............. $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $11,514,289  $115,311,173 $18,518,199   $ 9,637,870   $33,567,233   $3,651,667

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                NEUBERGER
                               BERMAN U.S.      PIMCO                                 PIMCO GLOBAL
                               EQUITY INDEX COMMODITYREAL    PIMCO                    MULTI-ASSET
                                 PUTWRITE     RETURN(R)     EMERGING    PIMCO GLOBAL    MANAGED    PIMCO REAL
                                 STRATEGY     STRATEGY    MARKETS BOND BOND PORTFOLIO  ALLOCATION    RETURN
                                PORTFOLIO     PORTFOLIO    PORTFOLIO     (UNHEDGED)    PORTFOLIO   PORTFOLIO
                               ------------ ------------- ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $2,290,739   $16,894,519  $20,453,817    $3,305,557    $1,506,083  $55,632,827
Receivable for shares of the
 Portfolios sold..............          83         2,143           --           874            51           --
Receivable for policy-related
 transactions.................          --            --        7,671           448            --        1,749
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total assets...............   2,290,822    16,896,662   20,461,488     3,306,879     1,506,134   55,634,576
                                ----------   -----------  -----------    ----------    ----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --        7,671            --            --        1,710
Payable for policy-related
 transactions.................          22         2,144           --            --            51           --
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total liabilities..........          22         2,144        7,671            --            51        1,710
                                ----------   -----------  -----------    ----------    ----------  -----------
NET ASSETS....................  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

NET ASSETS:
Accumulation unit values......  $2,290,800   $16,872,389  $20,429,367    $3,306,879    $1,506,066  $55,587,891
Retained by AXA Equitable in
 Separate Account No. 70......          --        22,129       24,450            --            17       44,975
                                ----------   -----------  -----------    ----------    ----------  -----------
TOTAL NET ASSETS..............  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

Investments in shares of the
 Portfolios, at cost..........  $2,207,105   $21,748,986  $20,547,022    $3,233,112    $1,379,806  $58,814,981

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                     PUTNAM VT               PUTNAM VT
                               PIMCO TOTAL                            ABSOLUTE   PUTNAM VT  GLOBAL ASSET
                                 RETURN     PROFUND VP  PROFUND VP   RETURN 500 DIVERSIFIED  ALLOCATION
                                PORTFOLIO      BEAR    BIOTECHNOLOGY    FUND    INCOME FUND     FUND
                               ------------ ---------- ------------- ---------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $167,567,876  $122,925   $48,447,128  $2,614,883 $10,380,444  $4,308,100
Receivable for shares of the
 Portfolios sold..............       25,148         5        13,358          --          --         139
Receivable for policy-related
 transactions.................           --        --            --       2,193       5,230          --
                               ------------  --------   -----------  ---------- -----------  ----------
   Total assets...............  167,593,024   122,930    48,460,486   2,617,076  10,385,674   4,308,239
                               ------------  --------   -----------  ---------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --        --            --       2,150       5,208          --
Payable for policy-related
 transactions.................       25,148         4        13,358          --          --         133
                               ------------  --------   -----------  ---------- -----------  ----------
   Total liabilities..........       25,148         4        13,358       2,150       5,208         133
                               ------------  --------   -----------  ---------- -----------  ----------
NET ASSETS.................... $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $167,554,201  $121,769   $48,437,027  $2,614,926 $10,380,466  $4,308,106
Retained by AXA Equitable in
 Separate Account No. 70......       13,675     1,157        10,101          --          --          --
                               ------------  --------   -----------  ---------- -----------  ----------
TOTAL NET ASSETS.............. $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $169,290,925  $175,971   $45,876,038  $2,497,361 $ 9,916,650  $3,972,115

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             QS LEGG MASON
                                             DYNAMIC MULTI-                    SEI VP     SEI VP MARKET SEI VP MARKET
                                 PUTNAM VT    STRATEGY VIT  SEI VP BALANCED CONSERVATIVE     GROWTH     PLUS STRATEGY
                               RESEARCH FUND   PORTFOLIO     STRATEGY FUND  STRATEGY FUND STRATEGY FUND     FUND
                               ------------- -------------- --------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $465,943      $3,810,621     $9,077,062     $11,784,452   $7,667,558    $2,072,408
Receivable for shares of the
 Portfolios sold..............         15             138             --           1,567          252            69
Receivable for policy-related
 transactions.................         --              --          4,320              --           --            --
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total assets...............    465,958       3,810,759      9,081,382      11,786,019    7,667,810     2,072,477
                                 --------      ----------     ----------     -----------   ----------    ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --              --          4,320              --           --            --
Payable for policy-related
 transactions.................         --             124             --           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total liabilities..........         --             124          4,320           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
NET ASSETS....................   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

NET ASSETS:
Accumulation unit values......   $465,958      $3,810,635     $9,076,332     $11,784,451   $7,667,543    $2,072,393
Retained by AXA Equitable in
 Separate Account No. 70......         --              --            730              --           15            15
                                 --------      ----------     ----------     -----------   ----------    ----------
TOTAL NET ASSETS..............   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

Investments in shares of the
 Portfolios, at cost..........   $402,718      $3,619,767     $8,556,580     $11,570,573   $7,142,887    $1,802,013

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                           T. ROWE PRICE  TEMPLETON
                                  SEI VP     T. ROWE PRICE    HEALTH     DEVELOPING   TEMPLETON   TEMPLETON
                                 MODERATE    EQUITY INCOME   SCIENCES    MARKETS VIP FOREIGN VIP GLOBAL BOND
                               STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II     FUND        FUND      VIP FUND
                               ------------- ------------- ------------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $8,448,852    $7,729,403   $146,771,408  $14,176,187 $8,634,403  $134,448,262
Receivable for shares of the
 Portfolios sold..............         752         1,091         11,424          559      4,607            --
Receivable for policy-related
 transactions.................          --            --             --           --         --         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total assets...............   8,449,604     7,730,494    146,782,832   14,176,746  8,639,010   134,449,741
                                ----------    ----------   ------------  ----------- ----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --             --           --         --         1,479
Payable for policy-related
 transactions.................         752         1,091         11,335          559      4,607            --
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total liabilities..........         752         1,091         11,335          559      4,607         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
NET ASSETS....................  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

NET ASSETS:
Accumulation unit values......  $8,448,056    $7,729,403   $146,771,497  $14,128,591 $8,631,931  $134,443,311
Retained by AXA Equitable in
 Separate Account No. 70......         796            --             --       47,596      2,472         4,951
                                ----------    ----------   ------------  ----------- ----------  ------------
TOTAL NET ASSETS..............  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

Investments in shares of the
 Portfolios, at cost..........  $8,015,025    $7,700,949   $134,584,203  $11,090,352 $8,325,551  $142,330,776

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                VANECK VIP
                                                                               UNCONSTRAINED
                                                        TEMPLETON  VANECK VIP    EMERGING
                                                        GROWTH VIP GLOBAL HARD MARKETS BOND
                                                           FUND    ASSETS FUND     FUND
                                                        ---------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,961,163 $26,050,439   $939,992
Receivable for shares of the Portfolios sold...........         79       4,443         31
Receivable for policy-related transactions.............         --          --         14
                                                        ---------- -----------   --------
   Total assets........................................  1,961,242  26,054,882    940,037
                                                        ---------- -----------   --------

LIABILITIES:
Payable for policy-related transactions................         79       4,443         --
                                                        ---------- -----------   --------
   Total liabilities...................................         79       4,443         --
                                                        ---------- -----------   --------
NET ASSETS............................................. $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

NET ASSETS:
Accumulation unit values............................... $1,960,740 $26,028,910   $940,037
Retained by AXA Equitable in Separate Account No. 70...        423      21,529         --
                                                        ---------- -----------   --------
TOTAL NET ASSETS....................................... $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

Investments in shares of the Portfolios, at cost....... $1,693,278 $26,114,902   $856,993

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                          SHARE CLASS** PORTFOLIO SHARES HELD
                                                        --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.........................        B                617,068
1290 VT CONVERTIBLE SECURITIES.........................        K                428,462

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................        B              1,468,284

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................        B              2,085,020

1290 VT ENERGY.........................................        B                576,507
1290 VT ENERGY.........................................        K                 93,663

1290 VT EQUITY INCOME..................................        A              3,905,193
1290 VT EQUITY INCOME..................................        B              1,688,777

1290 VT GAMCO MERGERS & ACQUISITIONS...................        A                965,319
1290 VT GAMCO MERGERS & ACQUISITIONS...................        B                431,991

1290 VT GAMCO SMALL COMPANY VALUE......................        A              4,021,186
1290 VT GAMCO SMALL COMPANY VALUE......................        B                703,562

1290 VT HIGH YIELD BOND................................        B              1,404,556

1290 VT LOW VOLATILITY GLOBAL EQUITY...................        B                214,295

1290 VT NATURAL RESOURCES..............................        B                723,255

1290 VT REAL ESTATE....................................        B              1,215,821

1290 VT SMARTBETA EQUITY...............................        B                657,680
1290 VT SMARTBETA EQUITY...............................        K                556,672

1290 VT SOCIALLY RESPONSIBLE...........................        B                363,799

7TWELVE/TM/ BALANCED PORTFOLIO.........................     CLASS 4           5,746,263

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO..............     CLASS B             466,400

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO................     CLASS B              39,484

AB VPS GROWTH AND INCOME PORTFOLIO.....................     CLASS B             127,551

AB VPS INTERNATIONAL GROWTH PORTFOLIO..................     CLASS B             423,016

AB VPS REAL ESTATE INVESTMENT PORTFOLIO................     CLASS B             606,667

AB VPS SMALL/MID CAP VALUE PORTFOLIO...................     CLASS B             187,463

ALL ASSET GROWTH-ALT 20................................        A              1,489,598
ALL ASSET GROWTH-ALT 20................................        B                591,096

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO.......    CLASS III            244,530

AMERICAN CENTURY VP INFLATION PROTECTION FUND..........    CLASS II             619,814

AMERICAN CENTURY VP LARGE COMPANY VALUE................    CLASS II             148,572

AMERICAN CENTURY VP MID CAP VALUE FUND.................    CLASS II           6,272,326

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
 FUND/SM/..............................................     CLASS 4           2,177,970

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......     CLASS 4           3,832,681

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/..............................................     CLASS 4             262,796

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................     CLASS 4             669,414

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/..............................................     CLASS 4             242,449

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/............................     CLASS 4             316,722

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2             561,313

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4            2,135,544

AXA 400 MANAGED VOLATILITY........................        B               3,510,827

AXA 500 MANAGED VOLATILITY........................        B               7,533,710

AXA 2000 MANAGED VOLATILITY.......................        B               3,633,079

AXA AGGRESSIVE ALLOCATION.........................        A               1,655,950
AXA AGGRESSIVE ALLOCATION.........................        B                 578,232

AXA AGGRESSIVE STRATEGY...........................        B             239,579,626

AXA BALANCED STRATEGY.............................        B             195,680,072

AXA CONSERVATIVE GROWTH STRATEGY..................        B              97,068,393

AXA CONSERVATIVE STRATEGY.........................        B              58,408,838

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A                 364,213
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B                 575,530

AXA GROWTH STRATEGY...............................        B             238,936,115

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        A                 485,345
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        B                 724,202

AXA INTERNATIONAL MANAGED VOLATILITY..............        B               8,200,841

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........        A                 246,152

AXA LARGE CAP CORE MANAGED VOLATILITY.............        B                 981,928

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        A                 189,076
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        B                 605,389

AXA LARGE CAP VALUE MANAGED VOLATILITY............        A                 564,757
AXA LARGE CAP VALUE MANAGED VOLATILITY............        B                 782,411

AXA MID CAP VALUE MANAGED VOLATILITY..............        A                 298,712
AXA MID CAP VALUE MANAGED VOLATILITY..............        B                 741,605

AXA MODERATE ALLOCATION...........................        A               7,198,172
AXA MODERATE ALLOCATION...........................        B               3,072,012

AXA MODERATE GROWTH STRATEGY......................        B             377,626,976

AXA MODERATE-PLUS ALLOCATION......................        A               3,143,581
AXA MODERATE-PLUS ALLOCATION......................        B               1,902,401

AXA ULTRA CONSERVATIVE STRATEGY...................        B              13,349,632

AXA/AB DYNAMIC GROWTH.............................        B              48,042,766

AXA/AB DYNAMIC MODERATE GROWTH....................        B             212,860,393

AXA/AB SHORT DURATION GOVERNMENT BOND.............        B                 208,193

AXA/AB SMALL CAP GROWTH...........................        A               2,540,959
AXA/AB SMALL CAP GROWTH...........................        B               1,186,970

AXA/CLEARBRIDGE LARGE CAP GROWTH..................        B               7,096,027

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        A               1,455,722
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        B                 461,768

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        A                 168,711
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B                 515,303

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A                 630,524
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B                 491,526

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               SHARE CLASS** PORTFOLIO SHARES HELD
                                                             --------------- ---------------------

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION......................        B             42,833,507

AXA/INVESCO STRATEGIC ALLOCATION............................        B             21,973,512

AXA/JANUS ENTERPRISE........................................        A              1,976,788
AXA/JANUS ENTERPRISE........................................        B              1,016,289

AXA/LEGG MASON STRATEGIC ALLOCATION.........................        B             10,431,810

AXA/LOOMIS SAYLES GROWTH....................................        A              5,840,850
AXA/LOOMIS SAYLES GROWTH....................................        B              2,432,720

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        A                 84,508
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        B                204,988

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        A                233,249
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        B              1,100,456

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................    CLASS III          8,160,877

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND....................    CLASS III            143,594

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND..................    CLASS III          3,019,398

CHARTER/SM/ AGGRESSIVE GROWTH...............................        B                577,461

CHARTER/SM/ CONSERVATIVE....................................        B              3,000,307

CHARTER/SM/ GROWTH..........................................        B              1,245,613

CHARTER/SM/ MODERATE........................................        B              3,151,550

CHARTER/SM/ MODERATE GROWTH.................................        B              2,243,313

CHARTER/SM/ MULTI-SECTOR BOND...............................        B                473,488

CHARTER/SM/ SMALL CAP GROWTH................................        B                698,331

CHARTER/SM/ SMALL CAP VALUE.................................        B                766,856

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO............    CLASS II           2,006,019

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.................    CLASS II             308,065

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO............    CLASS II           1,508,904

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................    CLASS II             229,059

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...................  SERVICE CLASS        1,657,474

DELAWARE VIP(R) EMERGING MARKETS SERIES.....................  SERVICE CLASS          127,855

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES......  SERVICE CLASS        1,046,810

EATON VANCE VT FLOATING-RATE INCOME FUND....................  INITIAL CLASS        3,054,939

EQ/BLACKROCK BASIC VALUE EQUITY.............................        A              5,222,443
EQ/BLACKROCK BASIC VALUE EQUITY.............................        B                753,842

EQ/CAPITAL GUARDIAN RESEARCH................................        A                516,074
EQ/CAPITAL GUARDIAN RESEARCH................................        B                230,887

EQ/COMMON STOCK INDEX.......................................        A              1,232,679
EQ/COMMON STOCK INDEX.......................................        B                283,444

EQ/CORE BOND INDEX..........................................        B             33,874,430

EQ/EMERGING MARKETS EQUITY PLUS.............................        B                723,859

EQ/EQUITY 500 INDEX.........................................        A              5,218,183
EQ/EQUITY 500 INDEX.........................................        B              1,795,826

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

EQ/GLOBAL BOND PLUS..............................................        A                558,892
EQ/GLOBAL BOND PLUS..............................................        B                510,627

EQ/INTERMEDIATE GOVERNMENT BOND..................................        B             12,256,748

EQ/INTERNATIONAL EQUITY INDEX....................................        A              3,087,606
EQ/INTERNATIONAL EQUITY INDEX....................................        B              1,878,839

EQ/INVESCO COMSTOCK..............................................        A              1,722,213
EQ/INVESCO COMSTOCK..............................................        B                507,300

EQ/JPMORGAN VALUE OPPORTUNITIES..................................        A                611,195
EQ/JPMORGAN VALUE OPPORTUNITIES..................................        B                508,104

EQ/LARGE CAP GROWTH INDEX........................................        A              3,373,937
EQ/LARGE CAP GROWTH INDEX........................................        B              1,323,733

EQ/LARGE CAP VALUE INDEX.........................................        A              3,263,814
EQ/LARGE CAP VALUE INDEX.........................................        B              1,176,082

EQ/MFS INTERNATIONAL GROWTH......................................        A              3,599,774
EQ/MFS INTERNATIONAL GROWTH......................................        B              2,072,197

EQ/MID CAP INDEX.................................................        A              4,315,005
EQ/MID CAP INDEX.................................................        B              1,442,354

EQ/MONEY MARKET..................................................        A             61,281,741
EQ/MONEY MARKET..................................................        B             62,470,735

EQ/OPPENHEIMER GLOBAL............................................        A              3,255,265
EQ/OPPENHEIMER GLOBAL............................................        B              1,061,933

EQ/PIMCO GLOBAL REAL RETURN......................................        B              2,145,771

EQ/PIMCO ULTRA SHORT BOND........................................        A              2,385,263
EQ/PIMCO ULTRA SHORT BOND........................................        B                939,309

EQ/QUALITY BOND PLUS.............................................        B              3,401,081

EQ/SMALL COMPANY INDEX...........................................        A              3,789,170
EQ/SMALL COMPANY INDEX...........................................        B              1,324,511

EQ/T. ROWE PRICE GROWTH STOCK....................................        A              3,339,729
EQ/T. ROWE PRICE GROWTH STOCK....................................        B              1,194,767

EQ/UBS GROWTH & INCOME...........................................        B                782,714

FEDERATED HIGH INCOME BOND FUND II...............................  SERVICE CLASS        2,827,547

FEDERATED KAUFMANN FUND II.......................................  SERVICE CLASS          397,019

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................. SERVICE CLASS 2          47,936

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.......................... SERVICE CLASS 2       4,881,602

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO........................... SERVICE CLASS 2          71,650

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO........................... SERVICE CLASS 2          88,042

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO........................... SERVICE CLASS 2          94,042

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO........................... SERVICE CLASS 2          68,657

FIDELITY(R) VIP MID CAP PORTFOLIO................................ SERVICE CLASS 2       2,306,408

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO....................... SERVICE CLASS 2      10,182,890

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO.................... CLASS I SHARES          367,416

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES        3,666,048

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND......................    CLASS 2            2,842,090

FRANKLIN INCOME VIP FUND.........................................    CLASS 2            5,745,341

FRANKLIN MUTUAL SHARES VIP FUND..................................    CLASS 2              716,459

FRANKLIN RISING DIVIDENDS VIP FUND...............................    CLASS 2            2,861,500

FRANKLIN STRATEGIC INCOME VIP FUND...............................    CLASS 2            5,648,671

GOLDMAN SACHS VIT MID CAP VALUE FUND............................. SERVICE SHARES        1,808,625

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............. COMMON SHARES           167,995

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND....................... COMMON SHARES            27,611

HARTFORD CAPITAL APPRECIATION HLS FUND...........................       IC                368,052

HARTFORD GROWTH OPPORTUNITIES HLS FUND...........................       IC                902,178

INVESCO V.I. AMERICAN FRANCHISE FUND.............................   SERIES II               8,974

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.......................   SERIES II             944,186

INVESCO V.I. DIVERSIFIED DIVIDEND FUND...........................   SERIES II           2,909,563

INVESCO V.I. EQUITY AND INCOME FUND..............................   SERIES II             792,180

INVESCO V.I. GLOBAL HEALTH CARE FUND.............................   SERIES II             175,053

INVESCO V.I. GLOBAL REAL ESTATE FUND.............................   SERIES II           4,694,006

INVESCO V.I. HIGH YIELD FUND.....................................   SERIES II           7,567,695

INVESCO V.I. INTERNATIONAL GROWTH FUND...........................   SERIES II           1,343,551

INVESCO V.I. MID CAP CORE EQUITY FUND............................   SERIES II             912,152

INVESCO V.I. SMALL CAP EQUITY FUND...............................   SERIES II             992,386

IVY VIP ASSET STRATEGY...........................................    CLASS II           3,885,220

IVY VIP DIVIDEND OPPORTUNITIES...................................    CLASS II           1,870,757

IVY VIP ENERGY...................................................    CLASS II           6,075,443

IVY VIP HIGH INCOME..............................................    CLASS II          36,494,580

IVY VIP MICRO CAP GROWTH.........................................    CLASS II             154,129

IVY VIP MID CAP GROWTH...........................................    CLASS II           4,744,413

IVY VIP NATURAL RESOURCES........................................    CLASS II           2,292,629

IVY VIP SCIENCE AND TECHNOLOGY...................................    CLASS II           3,012,625

IVY VIP SMALL CAP GROWTH.........................................    CLASS II           2,407,301

JANUS HENDERSON VIT BALANCED PORTFOLIO........................... SERVICE SHARES        1,486,942

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO...................... SERVICE SHARES        2,252,372

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO................ SERVICE SHARES          629,963

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO.............    CLASS 2            1,159,588

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO................    CLASS 2            1,455,444

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............. SERVICE SHARES        4,325,418

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO..............   VC SHARES           9,699,599

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO...............   VC SHARES             349,142

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO........   VC SHARES             347,158

MFS(R) INTERNATIONAL VALUE PORTFOLIO............................. SERVICE CLASS         8,510,746

MFS(R) INVESTORS TRUST SERIES.................................... SERVICE CLASS           451,788

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO............ SERVICE CLASS           795,686

MFS(R) RESEARCH SERIES........................................... SERVICE CLASS            79,873

MFS(R) TECHNOLOGY PORTFOLIO...................................... SERVICE CLASS         1,972,911

MFS(R) UTILITIES SERIES.......................................... SERVICE CLASS         1,832,701

MFS(R) VALUE SERIES.............................................. SERVICE CLASS         1,160,485

MULTIMANAGER AGGRESSIVE EQUITY...................................       B                 267,637

MULTIMANAGER CORE BOND...........................................       B              11,527,805

MULTIMANAGER MID CAP GROWTH......................................       B               2,088,508

MULTIMANAGER MID CAP VALUE.......................................       B                 708,767

MULTIMANAGER TECHNOLOGY..........................................       B               1,560,414

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................. CLASS S SHARES          312,059

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO... CLASS S SHARES          231,388

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................. ADVISOR CLASS         2,333,497

PIMCO EMERGING MARKETS BOND PORTFOLIO............................ ADVISOR CLASS         1,556,607

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)........................... ADVISOR CLASS           268,963

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO............ ADVISOR CLASS           116,841

PIMCO REAL RETURN PORTFOLIO...................................... ADVISOR CLASS         4,479,294

PIMCO TOTAL RETURN PORTFOLIO..................................... ADVISOR CLASS        15,316,990

PROFUND VP BEAR.................................................. COMMON SHARES             3,718

PROFUND VP BIOTECHNOLOGY......................................... COMMON SHARES           688,169

PUTNAM VT ABSOLUTE RETURN 500 FUND...............................    CLASS B              243,698

PUTNAM VT DIVERSIFIED INCOME FUND................................    CLASS B            1,690,626

PUTNAM VT GLOBAL ASSET ALLOCATION FUND...........................    CLASS B              235,030

PUTNAM VT RESEARCH FUND..........................................    CLASS B               17,418

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO...............    CLASS II             288,902

SEI VP BALANCED STRATEGY FUND....................................   CLASS III             825,187

SEI VP CONSERVATIVE STRATEGY FUND................................   CLASS III           1,128,779

SEI VP MARKET GROWTH STRATEGY FUND...............................   CLASS III             688,291

SEI VP MARKET PLUS STRATEGY FUND.................................   CLASS III             176,375

SEI VP MODERATE STRATEGY FUND....................................   CLASS III             781,577

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.........................    CLASS II             265,069

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.......................    CLASS II           3,603,521

TEMPLETON DEVELOPING MARKETS VIP FUND............................    CLASS 2            1,385,747

TEMPLETON FOREIGN VIP FUND.......................................    CLASS 2              558,139

TEMPLETON GLOBAL BOND VIP FUND...................................    CLASS 2            8,143,444

TEMPLETON GROWTH VIP FUND........................................    CLASS 2              122,803

VANECK VIP GLOBAL HARD ASSETS FUND............................... CLASS S SHARES        1,139,066

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............. INITIAL CLASS           105,617

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

1290 VT CONVERTIBLE SECURITIES..........  1.10%          B          $11.21         40
1290 VT CONVERTIBLE SECURITIES..........  1.20%          B          $12.63         47
1290 VT CONVERTIBLE SECURITIES..........  1.25%          B          $12.60         54

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.30%          B          $11.88      1,157
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.55%          B          $11.46          3
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.65%          B          $11.67        143
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.70%          B          $11.64        125

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B          $10.45        583
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B          $10.13        252
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B          $10.41        715
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.30%          B          $10.35        382
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.65%          B          $10.26         31
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.70%          B          $10.24         55

1290 VT ENERGY..........................  0.30%          B          $ 7.65          2
1290 VT ENERGY..........................  1.10%          B          $ 8.32        163
1290 VT ENERGY..........................  1.20%          B          $ 7.37         88
1290 VT ENERGY..........................  1.25%          B          $ 7.35        196

1290 VT EQUITY INCOME...................  1.30%          A          $22.96        718
1290 VT EQUITY INCOME...................  1.55%          A          $22.49         57
1290 VT EQUITY INCOME...................  1.65%          A          $22.31        155
1290 VT EQUITY INCOME...................  1.70%          A          $22.22        116
1290 VT EQUITY INCOME...................  1.10%          B          $12.40         97
1290 VT EQUITY INCOME...................  1.20%          B          $13.97         41
1290 VT EQUITY INCOME...................  1.25%          B          $13.94         82
1290 VT EQUITY INCOME...................  1.30%          B          $ 4.70        586
1290 VT EQUITY INCOME...................  1.55%          B          $10.99        149
1290 VT EQUITY INCOME...................  1.65%          B          $10.78        252
1290 VT EQUITY INCOME...................  1.70%          B          $10.68         30

1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          A          $14.27        506
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          A          $13.98         43
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.65%          A          $13.86        153
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          A          $13.81        186
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.30%          B          $11.92          3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B          $11.02        189
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B          $11.48         90
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B          $11.45        213

1290 VT GAMCO SMALL COMPANY VALUE.......  0.65%          A          $22.44         --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          A          $27.98      6,351
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          A          $27.41        509
1290 VT GAMCO SMALL COMPANY VALUE.......  1.65%          A          $27.18      1,231
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          A          $27.07      1,017
1290 VT GAMCO SMALL COMPANY VALUE.......  0.30%          B          $14.47          5
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B          $12.78      1,460
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B          $13.93        765
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B          $13.90      1,072

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------

1290 VT HIGH YIELD BOND...............  1.10%          B          $10.80         61
1290 VT HIGH YIELD BOND...............  1.20%          B          $11.27         66
1290 VT HIGH YIELD BOND...............  1.25%          B          $11.25        320
1290 VT HIGH YIELD BOND...............  1.30%          B          $11.74        535
1290 VT HIGH YIELD BOND...............  1.55%          B          $11.16         13
1290 VT HIGH YIELD BOND...............  1.65%          B          $11.54         96
1290 VT HIGH YIELD BOND...............  1.70%          B          $11.51         91

1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.10%          B          $11.82         53
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.20%          B          $13.18         51
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.25%          B          $13.15         93

1290 VT NATURAL RESOURCES.............  1.10%          B          $10.10         84
1290 VT NATURAL RESOURCES.............  1.20%          B          $ 8.99         41
1290 VT NATURAL RESOURCES.............  1.25%          B          $ 8.97        140
1290 VT NATURAL RESOURCES.............  1.30%          B          $ 9.21        306
1290 VT NATURAL RESOURCES.............  1.55%          B          $ 9.34          3
1290 VT NATURAL RESOURCES.............  1.65%          B          $ 9.05         70
1290 VT NATURAL RESOURCES.............  1.70%          B          $ 9.03         36

1290 VT REAL ESTATE...................  1.10%          B          $10.58         63
1290 VT REAL ESTATE...................  1.20%          B          $11.89         47
1290 VT REAL ESTATE...................  1.25%          B          $11.86        113
1290 VT REAL ESTATE...................  1.30%          B          $12.12        597
1290 VT REAL ESTATE...................  1.55%          B          $10.86         17
1290 VT REAL ESTATE...................  1.65%          B          $11.91        168
1290 VT REAL ESTATE...................  1.70%          B          $11.89        120

1290 VT SMARTBETA EQUITY..............  1.10%          B          $12.16         35
1290 VT SMARTBETA EQUITY..............  1.20%          B          $13.65         29
1290 VT SMARTBETA EQUITY..............  1.25%          B          $13.62         42

1290 VT SOCIALLY RESPONSIBLE..........  1.10%          B          $12.48        137
1290 VT SOCIALLY RESPONSIBLE..........  1.20%          B          $15.07         37
1290 VT SOCIALLY RESPONSIBLE..........  1.25%          B          $15.04         37
1290 VT SOCIALLY RESPONSIBLE..........  1.30%          B          $22.23         40
1290 VT SOCIALLY RESPONSIBLE..........  1.55%          B          $16.12         18
1290 VT SOCIALLY RESPONSIBLE..........  1.65%          B          $21.17         13
1290 VT SOCIALLY RESPONSIBLE..........  1.70%          B          $15.68          3

7TWELVE/TM/ BALANCED PORTFOLIO........  1.10%       CLASS 4       $10.54        268
7TWELVE/TM/ BALANCED PORTFOLIO........  1.20%       CLASS 4       $10.56        655
7TWELVE/TM/ BALANCED PORTFOLIO........  1.25%       CLASS 4       $10.54        603
7TWELVE/TM/ BALANCED PORTFOLIO........  1.30%       CLASS 4       $11.78      3,545
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $10.62         15
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $11.62         66
7TWELVE/TM/ BALANCED PORTFOLIO........  1.65%       CLASS 4       $11.55        599
7TWELVE/TM/ BALANCED PORTFOLIO........  1.70%       CLASS 4       $11.52        515

AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.30%       CLASS B       $16.81        219
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.55%       CLASS B       $16.47         21
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.65%       CLASS B       $16.33         76
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.70%       CLASS B       $16.27         13

AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.10%       CLASS B       $12.42         42
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.20%       CLASS B       $12.98         10
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.25%       CLASS B       $12.96         39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------

AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.10%       CLASS B       $12.74        186
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.20%       CLASS B       $13.20         56
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.25%       CLASS B       $13.18         83

AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.30%       CLASS B       $13.58        498
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.55%       CLASS B       $13.31         34
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.65%       CLASS B       $13.20        125
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.70%       CLASS B       $13.14         59

AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.10%       CLASS B       $11.27        232
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.20%       CLASS B       $11.92         81
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.25%       CLASS B       $11.90        167

AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.10%       CLASS B       $12.50        155
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.20%       CLASS B       $12.89         27
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.25%       CLASS B       $12.87        135

ALL ASSET GROWTH-ALT 20.......  1.30%          A          $16.32      1,433
ALL ASSET GROWTH-ALT 20.......  1.55%          A          $15.98         82
ALL ASSET GROWTH-ALT 20.......  1.65%          A          $15.85        236
ALL ASSET GROWTH-ALT 20.......  1.70%          A          $15.79        195
ALL ASSET GROWTH-ALT 20.......  1.10%          B          $10.88        201
ALL ASSET GROWTH-ALT 20.......  1.20%          B          $10.87        546
ALL ASSET GROWTH-ALT 20.......  1.25%          B          $10.87        406

ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.10%      CLASS III      $12.33        161
ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.25%      CLASS III      $12.28        107

AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.10%      CLASS II       $10.09        259
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.20%      CLASS II       $10.10        117
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.25%      CLASS II       $10.08        251

AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.30%      CLASS II       $21.42         57
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.55%      CLASS II       $20.99         17
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.65%      CLASS II       $20.81         37
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.70%      CLASS II       $20.73          2

AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.30%      CLASS II       $15.86          4
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.65%      CLASS II       $23.75          3
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.10%      CLASS II       $12.83      1,216
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.20%      CLASS II       $15.28        503
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.25%      CLASS II       $15.24        648
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.30%      CLASS II       $26.38      3,012
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.55%      CLASS II       $25.84        123
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.65%      CLASS II       $25.63        604
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.70%      CLASS II       $25.52        443

AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.10%       CLASS 4       $12.03      1,881
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.20%       CLASS 4       $13.17        605
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.25%       CLASS 4       $13.14      1,550

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  0.65%       CLASS 4       $10.51          1
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.30%       CLASS 4       $10.28      2,537
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.55%       CLASS 4       $10.07         75
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.65%       CLASS 4       $10.10        636
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.70%       CLASS 4       $10.08        761

AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  0.30%       CLASS 4       $14.87          1
AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  1.10%       CLASS 4       $12.37        261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $14.32         94
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $14.29        233

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $13.29          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $11.49         75
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $12.80         71
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $12.77         79
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $14.45        670
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $13.65         30
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $14.20        130
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $14.17        137

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.10%       CLASS 4       $12.78        496
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.20%       CLASS 4       $15.14        144
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.25%       CLASS 4       $15.11        227

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.10%       CLASS 4       $10.86        191
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.20%       CLASS 4       $11.10        125
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.25%       CLASS 4       $11.08        190

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.30%      CLASS P-2      $13.60        387
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.55%      CLASS P-2      $12.76          3
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.65%      CLASS P-2      $13.37        106
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.70%      CLASS P-2      $13.33         66

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.30%       CLASS 4       $12.04          6
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.10%       CLASS 4       $11.93        435
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.20%       CLASS 4       $11.59        238
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.25%       CLASS 4       $11.57        317
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.30%       CLASS 4       $12.37      2,282
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.55%       CLASS 4       $11.97         60
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.65%       CLASS 4       $12.16        497
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.70%       CLASS 4       $12.13        551

AXA 400 MANAGED VOLATILITY.....................................  0.65%          B          $20.73          1
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $16.41        405
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $23.68      1,583
AXA 400 MANAGED VOLATILITY.....................................  1.55%          B          $23.19        645
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $16.12        174
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $23.00        653

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $16.08         104
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $22.91          28

AXA 500 MANAGED VOLATILITY...................  0.65%          B          $21.59           4
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $17.42         626
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $22.68       3,850
AXA 500 MANAGED VOLATILITY...................  1.55%          B          $22.22       1,614
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $17.12         236
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $22.04       1,694
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $17.08         101
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $21.94         117

AXA 2000 MANAGED VOLATILITY..................  0.65%          B          $19.62           1
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $16.06         283
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $22.97       1,663
AXA 2000 MANAGED VOLATILITY..................  1.55%          B          $22.50         704
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $15.79          97
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $22.31         721
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $15.75          43
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $22.22          38

AXA AGGRESSIVE ALLOCATION....................  1.30%          A          $18.64         718
AXA AGGRESSIVE ALLOCATION....................  1.55%          A          $18.26         237
AXA AGGRESSIVE ALLOCATION....................  1.65%          A          $18.11         104
AXA AGGRESSIVE ALLOCATION....................  1.70%          A          $18.04          14
AXA AGGRESSIVE ALLOCATION....................  1.10%          B          $11.85         287
AXA AGGRESSIVE ALLOCATION....................  1.20%          B          $13.09          52
AXA AGGRESSIVE ALLOCATION....................  1.25%          B          $13.06         218

AXA AGGRESSIVE STRATEGY......................  1.30%          B          $16.07     166,037
AXA AGGRESSIVE STRATEGY......................  1.55%          B          $15.84       2,474
AXA AGGRESSIVE STRATEGY......................  1.65%          B          $15.74      23,276
AXA AGGRESSIVE STRATEGY......................  1.70%          B          $15.70      32,171

AXA BALANCED STRATEGY........................  0.65%          B          $13.94          --
AXA BALANCED STRATEGY........................  1.30%          B          $14.54     131,075
AXA BALANCED STRATEGY........................  1.30%          B          $16.25      19,056
AXA BALANCED STRATEGY........................  1.55%          B          $14.25       7,487
AXA BALANCED STRATEGY........................  1.55%          B          $15.90       2,260
AXA BALANCED STRATEGY........................  1.65%          B          $14.13      24,000
AXA BALANCED STRATEGY........................  1.65%          B          $15.76       4,942
AXA BALANCED STRATEGY........................  1.70%          B          $14.07      17,274
AXA BALANCED STRATEGY........................  1.70%          B          $15.69         958

AXA CONSERVATIVE GROWTH STRATEGY.............  0.65%          B          $13.04           7
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $13.53      68,930
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $14.99       7,233
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $13.25       4,436
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $14.67       1,032
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $13.14      11,890
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $14.54       2,064
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $13.09       6,802
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $14.48         498

AXA CONSERVATIVE STRATEGY....................  1.30%          B          $11.64      40,547
AXA CONSERVATIVE STRATEGY....................  1.30%          B          $12.41       4,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $11.40       2,985
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $12.14         414
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $11.31       6,980
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $12.04       1,097
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.26       4,393
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.99         355

AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          A          $16.66         280
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          A          $16.32          34
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          A          $16.19          75
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          A          $16.12          24
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          B          $35.36         143
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          B          $25.64         100
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          B          $33.71          81
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          B          $24.86          17

AXA GROWTH STRATEGY.............................  0.65%          B          $15.92           4
AXA GROWTH STRATEGY.............................  1.30%          B          $16.79     164,626
AXA GROWTH STRATEGY.............................  1.30%          B          $19.44      23,892
AXA GROWTH STRATEGY.............................  1.55%          B          $16.45       3,503
AXA GROWTH STRATEGY.............................  1.55%          B          $19.02       2,003
AXA GROWTH STRATEGY.............................  1.65%          B          $16.32      21,630
AXA GROWTH STRATEGY.............................  1.65%          B          $18.85       7,938
AXA GROWTH STRATEGY.............................  1.70%          B          $16.25      29,765
AXA GROWTH STRATEGY.............................  1.70%          B          $18.77       2,606

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          A          $12.83         322
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          A          $12.57          12
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          A          $12.47          72
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          A          $12.42          26
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          B          $17.85         234
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          B          $14.58         108
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          B          $17.00         117
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          B          $14.17          32

AXA INTERNATIONAL MANAGED VOLATILITY............  0.65%          B          $12.58           2
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.46         236
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.66       4,397
AXA INTERNATIONAL MANAGED VOLATILITY............  1.55%          B          $12.40       2,057
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.24         147
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.30       2,038
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.21         116
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.25          72

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.30%          A          $12.51         170
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.55%          A          $12.26          35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.65%          A          $12.16          56
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.70%          A          $12.11          16

AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.30%          B          $24.20         197
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.55%          B          $17.90          70
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.65%          B          $23.06         173
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.70%          B          $17.39          47

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          A          $24.84         164
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          A          $24.33          13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          A          $24.13          52
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          A          $24.03          26
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          B          $29.00         311
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          B          $32.10         115
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          B          $27.66         197
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          B          $31.11          45

AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          A          $21.52         363
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          A          $21.08          34
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          A          $20.90          70
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          A          $20.82          36
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          B          $19.95         355
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          B          $22.45         114
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          B          $19.02         208
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          B          $21.78          57

AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          A          $23.52         167
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          A          $23.04          10
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          A          $22.85          39
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          A          $22.76          13
AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          B          $27.07         228
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          B          $28.98          42
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          B          $25.82         188
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          B          $28.08          31

AXA MODERATE ALLOCATION.........................  1.30%          A          $14.42       5,349
AXA MODERATE ALLOCATION.........................  1.55%          A          $14.12         360
AXA MODERATE ALLOCATION.........................  1.65%          A          $14.01         822
AXA MODERATE ALLOCATION.........................  1.70%          A          $13.95         714
AXA MODERATE ALLOCATION.........................  1.10%          B          $10.95       1,490
AXA MODERATE ALLOCATION.........................  1.20%          B          $11.52         257
AXA MODERATE ALLOCATION.........................  1.25%          B          $11.50       2,145

AXA MODERATE GROWTH STRATEGY....................  0.65%          B          $14.91           5
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $15.65     258,076
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $18.12      25,489
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $15.33      27,058
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $17.73       3,160
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $15.20      57,284
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $17.57       7,642
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $15.14      29,115
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $17.50       2,464

AXA MODERATE-PLUS ALLOCATION....................  1.30%          A          $16.45       1,688
AXA MODERATE-PLUS ALLOCATION....................  1.55%          A          $16.12         231
AXA MODERATE-PLUS ALLOCATION....................  1.65%          A          $15.98         247
AXA MODERATE-PLUS ALLOCATION....................  1.70%          A          $15.92          42
AXA MODERATE-PLUS ALLOCATION....................  1.10%          B          $11.41         916
AXA MODERATE-PLUS ALLOCATION....................  1.20%          B          $12.29         206
AXA MODERATE-PLUS ALLOCATION....................  1.25%          B          $12.26         724

AXA ULTRA CONSERVATIVE STRATEGY.................  1.30%          B          $10.16       6,602
AXA ULTRA CONSERVATIVE STRATEGY.................  1.55%          B          $10.00         517
AXA ULTRA CONSERVATIVE STRATEGY.................  1.65%          B          $ 9.94       2,160
AXA ULTRA CONSERVATIVE STRATEGY.................  1.70%          B          $ 9.91       3,782

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/AB DYNAMIC GROWTH.............................  1.30%          B          $10.98      41,035
AXA/AB DYNAMIC GROWTH.............................  1.65%          B          $10.88       4,964
AXA/AB DYNAMIC GROWTH.............................  1.70%          B          $10.86       2,759

AXA/AB DYNAMIC MODERATE GROWTH....................  0.30%          B          $12.28           4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B          $10.90         440
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B          $11.83         255
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B          $11.80         219
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $12.82       4,826
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $13.43     138,077
AXA/AB DYNAMIC MODERATE GROWTH....................  1.55%          B          $13.20       7,862
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $12.60         794
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $13.11      30,269
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $12.57         783
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $13.06      25,118

AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.10%          B          $ 9.70          84
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.20%          B          $ 9.44          14
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.25%          B          $ 9.42         116

AXA/AB SMALL CAP GROWTH...........................  1.30%          A          $28.51         971
AXA/AB SMALL CAP GROWTH...........................  1.55%          A          $27.93          73
AXA/AB SMALL CAP GROWTH...........................  1.65%          A          $27.70         227
AXA/AB SMALL CAP GROWTH...........................  1.70%          A          $27.59         568
AXA/AB SMALL CAP GROWTH...........................  1.10%          B          $12.39         272
AXA/AB SMALL CAP GROWTH...........................  1.20%          B          $13.69         164
AXA/AB SMALL CAP GROWTH...........................  1.25%          B          $13.66         180
AXA/AB SMALL CAP GROWTH...........................  1.30%          B          $31.85         164
AXA/AB SMALL CAP GROWTH...........................  1.55%          B          $38.61          81
AXA/AB SMALL CAP GROWTH...........................  1.65%          B          $30.37         174
AXA/AB SMALL CAP GROWTH...........................  1.70%          B          $37.41          18

AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $17.89       2,537
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $29.15         204
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $17.58         283
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $20.59         124
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $17.45         654
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $27.77         168
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $17.39         390
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $20.00          20

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          A          $16.54         155
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          A          $16.21          13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          A          $16.07         842
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          A          $16.01          11
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B          $14.57         215
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          B          $14.16          66
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          B          $14.00          76
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          B          $13.92           8

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          A          $22.87          86
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          A          $22.40          14
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          A          $22.22          28
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          A          $22.13           3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B          $17.47         243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          B          $16.98         65
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          B          $16.78        173
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          B          $16.69         48

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          A          $17.83        268
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          A          $17.47          6
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          A          $17.32        101
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          A          $17.25         45
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B          $13.04        244
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          B          $12.69         72
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          B          $12.55        120
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          B          $12.49         15

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.30%          B          $10.94     35,573
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.65%          B          $10.84      4,567
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.70%          B          $10.83      1,344

AXA/INVESCO STRATEGIC ALLOCATION..................  1.30%          B          $10.49     19,337
AXA/INVESCO STRATEGIC ALLOCATION..................  1.65%          B          $10.39      2,055
AXA/INVESCO STRATEGIC ALLOCATION..................  1.70%          B          $10.38        701

AXA/JANUS ENTERPRISE..............................  1.30%          A          $19.52      1,211
AXA/JANUS ENTERPRISE..............................  1.55%          A          $19.12        189
AXA/JANUS ENTERPRISE..............................  1.65%          A          $18.97        295
AXA/JANUS ENTERPRISE..............................  1.70%          A          $18.89        149
AXA/JANUS ENTERPRISE..............................  1.10%          B          $10.68        226
AXA/JANUS ENTERPRISE..............................  1.20%          B          $11.67        115
AXA/JANUS ENTERPRISE..............................  1.25%          B          $11.64        150
AXA/JANUS ENTERPRISE..............................  1.30%          B          $24.73        221
AXA/JANUS ENTERPRISE..............................  1.55%          B          $23.95        140
AXA/JANUS ENTERPRISE..............................  1.65%          B          $23.64        135
AXA/JANUS ENTERPRISE..............................  1.70%          B          $23.49         25

AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.30%          B          $11.56      9,659
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.65%          B          $11.48        868
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.70%          B          $11.47         17

AXA/LOOMIS SAYLES GROWTH..........................  1.30%          A          $25.65      1,454
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          A          $25.12        102
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          A          $24.92        259
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          A          $24.81        144
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B          $14.43        544
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B          $17.26        160
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B          $17.22        294
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B          $24.51        140
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          B          $24.12         30
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          B          $23.97         33
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          B          $23.89         10

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          A          $20.25         32
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          A          $19.84          4
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          A          $19.68         24
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          A          $19.60          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B          $15.96         89
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          B          $15.51          5
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          B          $15.33         68
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          B          $15.24         30

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          A          $17.36        110
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          A          $17.01         34
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          A          $16.87         45
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          A          $16.80          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.30%          B          $12.78          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B          $11.30         42
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B          $12.31         56
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B          $12.28         60
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $13.80        321
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $13.41        254
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          B          $13.26        396
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          B          $13.18         30

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  0.30%      CLASS III      $12.03          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.10%      CLASS III      $10.78      1,039
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.20%      CLASS III      $11.58        786
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.25%      CLASS III      $11.56      1,340
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.30%      CLASS III      $14.47      3,985
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.55%      CLASS III      $14.17        157
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.65%      CLASS III      $14.05      1,013
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.70%      CLASS III      $14.00        799

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  0.30%      CLASS III      $12.83         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.10%      CLASS III      $11.71         52
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.20%      CLASS III      $12.35         31
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.25%      CLASS III      $12.32        110

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.30%      CLASS III      $27.12      1,171
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.55%      CLASS III      $26.57         58
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.65%      CLASS III      $26.35        239
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.70%      CLASS III      $26.24        143

CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.10%          B          $11.07        155
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.20%          B          $11.72        201
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.25%          B          $11.69        200

CHARTER/SM/ CONSERVATIVE..........................  1.10%          B          $10.59        769
CHARTER/SM/ CONSERVATIVE..........................  1.20%          B          $10.81        415
CHARTER/SM/ CONSERVATIVE..........................  1.25%          B          $10.79      1,708

CHARTER/SM/ GROWTH................................  1.10%          B          $10.98        204
CHARTER/SM/ GROWTH................................  1.20%          B          $11.55        496
CHARTER/SM/ GROWTH................................  1.25%          B          $11.53        478

CHARTER/SM/ MODERATE..............................  0.30%          B          $11.58         14
CHARTER/SM/ MODERATE..............................  1.10%          B          $10.78        664
CHARTER/SM/ MODERATE..............................  1.20%          B          $11.15        717
CHARTER/SM/ MODERATE..............................  1.25%          B          $11.12      1,382
CHARTER/SM/ MODERATE..............................  1.30%          B          $10.88        225
CHARTER/SM/ MODERATE..............................  1.65%          B          $10.77         24
CHARTER/SM/ MODERATE..............................  1.70%          B          $10.76         11

CHARTER/SM/ MODERATE GROWTH.......................  0.30%          B          $11.88          2
CHARTER/SM/ MODERATE GROWTH.......................  1.10%          B          $10.92        575
CHARTER/SM/ MODERATE GROWTH.......................  1.20%          B          $11.44        589
CHARTER/SM/ MODERATE GROWTH.......................  1.25%          B          $11.41        782
CHARTER/SM/ MODERATE GROWTH.......................  1.30%          B          $11.07        158
CHARTER/SM/ MODERATE GROWTH.......................  1.65%          B          $10.96         49

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B          $11.67        104
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.55%          B          $28.46         10
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.65%          B          $11.19         23
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.70%          B          $27.15          2

CHARTER/SM/ SMALL CAP GROWTH......................  0.30%          B          $13.01         10
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B          $11.91         38
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B          $12.53         21
CHARTER/SM /SMALL CAP GROWTH......................  1.25%          B          $12.50         14
CHARTER/SM /SMALL CAP GROWTH......................  1.30%          B          $ 7.84        552
CHARTER/SM /SMALL CAP GROWTH......................  1.55%          B          $12.96        146
CHARTER/SM /SMALL CAP GROWTH......................  1.65%          B          $12.72        173
CHARTER/SM /SMALL CAP GROWTH......................  1.70%          B          $12.59         39

CHARTER/SM /SMALL CAP VALUE.......................  1.10%          B          $11.55         38
CHARTER/SM /SMALL CAP VALUE.......................  1.20%          B          $11.45         26
CHARTER/SM /SMALL CAP VALUE.......................  1.25%          B          $11.43         33
CHARTER/SM /SMALL CAP VALUE.......................  1.30%          B          $19.86        302
CHARTER/SM /SMALL CAP VALUE.......................  1.55%          B          $24.98         92
CHARTER/SM /SMALL CAP VALUE.......................  1.65%          B          $18.94        153
CHARTER/SM /SMALL CAP VALUE.......................  1.70%          B          $24.23         61

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.10%      CLASS II       $10.59        572
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.20%      CLASS II       $11.78        330
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.25%      CLASS II       $11.76        325
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.30%      CLASS II       $11.73      2,706
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.65%      CLASS II       $11.59        251
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.70%      CLASS II       $11.57        457

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.30%      CLASS II       $12.59        933
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.65%      CLASS II       $12.46         53
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.70%      CLASS II       $12.44         39

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.10%      CLASS II       $12.64        338
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.20%      CLASS II       $13.34        190
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.25%      CLASS II       $13.31        300
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.30%      CLASS II       $13.29      1,163
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.65%      CLASS II       $13.12         69
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.70%      CLASS II       $13.10        233

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.30%      CLASS II       $11.80        325
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.65%      CLASS II       $11.68         39
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.70%      CLASS II       $11.66         27

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  0.30%    SERVICE CLASS    $11.04         14
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.10%    SERVICE CLASS    $10.19        615
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.20%    SERVICE CLASS    $10.63        423
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.25%    SERVICE CLASS    $10.61        604

DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.10%    SERVICE CLASS    $12.26        117
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.20%    SERVICE CLASS    $11.64         61
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.25%    SERVICE CLASS    $11.61         89

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  0.30%    SERVICE CLASS    $10.46          5
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.10%    SERVICE CLASS    $10.00        329
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.20%    SERVICE CLASS    $10.07        105
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.25%    SERVICE CLASS    $10.05        578

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EATON VANCE VT FLOATING-RATE INCOME FUND..........  0.30%    INITIAL CLASS    $11.18         11
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.10%    INITIAL CLASS    $10.58        660
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.20%    INITIAL CLASS    $10.76        367
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.25%    INITIAL CLASS    $10.74        889
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.30%    INITIAL CLASS    $10.67        534
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.65%    INITIAL CLASS    $10.56         87
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.70%    INITIAL CLASS    $10.55        104

EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          A          $20.97      4,343
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.55%          A          $20.54        270
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.65%          A          $20.38        855
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.70%          A          $20.29        734
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B          $11.11        691
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B          $13.06        410
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B          $13.03        433

EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          A          $26.91        291
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          A          $26.36         33
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          A          $26.15         87
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          A          $26.04        107
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B          $27.04        103
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          B          $24.94         23
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          B          $25.76         86
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          B          $24.25         25

EQ/COMMON STOCK INDEX.............................  1.30%          A          $25.12      1,213
EQ/COMMON STOCK INDEX.............................  1.55%          A          $24.61         81
EQ/COMMON STOCK INDEX.............................  1.65%          A          $24.41        251
EQ/COMMON STOCK INDEX.............................  1.70%          A          $24.30        131
EQ/COMMON STOCK INDEX.............................  1.10%          B          $12.65        304
EQ/COMMON STOCK INDEX.............................  1.20%          B          $14.97        158
EQ/COMMON STOCK INDEX.............................  1.25%          B          $14.94        223

EQ/CORE BOND INDEX................................  0.65%          B          $10.49         15
EQ/CORE BOND INDEX................................  1.10%          B          $ 9.91        582
EQ/CORE BOND INDEX................................  1.20%          B          $ 9.98        241
EQ/CORE BOND INDEX................................  1.25%          B          $ 9.96      1,135
EQ/CORE BOND INDEX................................  1.30%          B          $10.63     13,658
EQ/CORE BOND INDEX................................  1.30%          B          $10.77      2,087
EQ/CORE BOND INDEX................................  1.55%          B          $10.42      5,193
EQ/CORE BOND INDEX................................  1.55%          B          $13.60        686
EQ/CORE BOND INDEX................................  1.65%          B          $10.27      2,004
EQ/CORE BOND INDEX................................  1.65%          B          $10.33      4,986
EQ/CORE BOND INDEX................................  1.70%          B          $10.29        775
EQ/CORE BOND INDEX................................  1.70%          B          $13.20        218

EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B          $10.63         70
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B          $10.77         22
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B          $10.75         73
EQ/EMERGING MARKETS EQUITY PLUS...................  1.30%          B          $10.33        358
EQ/EMERGING MARKETS EQUITY PLUS...................  1.55%          B          $10.32         32
EQ/EMERGING MARKETS EQUITY PLUS...................  1.65%          B          $10.15         79
EQ/EMERGING MARKETS EQUITY PLUS...................  1.70%          B          $10.12         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EQ/EQUITY 500 INDEX...............................  0.65%          A          $23.31         --
EQ/EQUITY 500 INDEX...............................  1.30%          A          $25.06      5,842
EQ/EQUITY 500 INDEX...............................  1.55%          A          $24.55        390
EQ/EQUITY 500 INDEX...............................  1.65%          A          $24.35      1,336
EQ/EQUITY 500 INDEX...............................  1.70%          A          $24.25      1,730
EQ/EQUITY 500 INDEX...............................  0.30%          B          $15.84         14
EQ/EQUITY 500 INDEX...............................  1.10%          B          $12.82      2,176
EQ/EQUITY 500 INDEX...............................  1.20%          B          $15.25        879
EQ/EQUITY 500 INDEX...............................  1.25%          B          $15.22      2,456

EQ/GLOBAL BOND PLUS...............................  1.30%          A          $10.23        346
EQ/GLOBAL BOND PLUS...............................  1.55%          A          $10.02         52
EQ/GLOBAL BOND PLUS...............................  1.65%          A          $ 9.94         82
EQ/GLOBAL BOND PLUS...............................  1.70%          A          $ 9.90         23
EQ/GLOBAL BOND PLUS...............................  1.30%          B          $11.74        157
EQ/GLOBAL BOND PLUS...............................  1.55%          B          $11.38        130
EQ/GLOBAL BOND PLUS...............................  1.65%          B          $11.24        107
EQ/GLOBAL BOND PLUS...............................  1.70%          B          $11.17         11

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.30%          B          $10.07          5
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.65%          B          $10.00          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B          $ 9.74        251
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B          $ 9.70         88
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B          $ 9.68        150
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $ 9.98      5,978
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $10.78        833
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $ 9.78      2,168
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $18.73        204
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $ 9.70      2,154
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $10.31        254
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $ 9.66        147
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $17.98         33

EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          A          $13.55      1,389
EQ/INTERNATIONAL EQUITY INDEX.....................  1.55%          A          $13.27        112
EQ/INTERNATIONAL EQUITY INDEX.....................  1.65%          A          $13.16        400
EQ/INTERNATIONAL EQUITY INDEX.....................  1.70%          A          $13.11        417
EQ/INTERNATIONAL EQUITY INDEX.....................  0.30%          B          $11.49         10
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B          $10.90        483
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B          $11.06        242
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B          $11.04        954

EQ/INVESCO COMSTOCK...............................  1.30%          A          $23.63        968
EQ/INVESCO COMSTOCK...............................  1.55%          A          $23.15         76
EQ/INVESCO COMSTOCK...............................  1.65%          A          $22.95        226
EQ/INVESCO COMSTOCK...............................  1.70%          A          $22.86         92
EQ/INVESCO COMSTOCK...............................  1.30%          B          $20.84        232
EQ/INVESCO COMSTOCK...............................  1.55%          B          $20.18         53
EQ/INVESCO COMSTOCK...............................  1.65%          B          $19.93        128
EQ/INVESCO COMSTOCK...............................  1.70%          B          $19.80         48

EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          A          $24.93        282
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.55%          A          $24.42         86
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.65%          A          $24.22        100
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.70%          A          $24.12         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%          B          $26.68        194
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.55%          B          $28.01         24
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.65%          B          $25.44        132
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.70%          B          $27.15         28

EQ/LARGE CAP GROWTH INDEX..............................  0.65%          A          $24.85         --
EQ/LARGE CAP GROWTH INDEX..............................  1.30%          A          $27.44      1,295
EQ/LARGE CAP GROWTH INDEX..............................  1.55%          A          $26.88        114
EQ/LARGE CAP GROWTH INDEX..............................  1.65%          A          $26.66        214
EQ/LARGE CAP GROWTH INDEX..............................  1.70%          A          $26.55        183
EQ/LARGE CAP GROWTH INDEX..............................  1.10%          B          $13.28        565
EQ/LARGE CAP GROWTH INDEX..............................  1.20%          B          $16.12        163
EQ/LARGE CAP GROWTH INDEX..............................  1.25%          B          $16.09        535

EQ/LARGE CAP VALUE INDEX...............................  1.30%          A          $23.02        906
EQ/LARGE CAP VALUE INDEX...............................  1.55%          A          $22.55         65
EQ/LARGE CAP VALUE INDEX...............................  1.65%          A          $22.37        168
EQ/LARGE CAP VALUE INDEX...............................  1.70%          A          $22.27        186
EQ/LARGE CAP VALUE INDEX...............................  1.10%          B          $12.11        264
EQ/LARGE CAP VALUE INDEX...............................  1.20%          B          $14.05        150
EQ/LARGE CAP VALUE INDEX...............................  1.25%          B          $14.02        397

EQ/MFS INTERNATIONAL GROWTH............................  1.30%          A          $16.50      1,255
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          A          $16.16         92
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          A          $16.03        241
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          A          $15.96        245
EQ/MFS INTERNATIONAL GROWTH............................  0.30%          B          $12.70          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%          B          $12.03        282
EQ/MFS INTERNATIONAL GROWTH............................  1.20%          B          $12.23        131
EQ/MFS INTERNATIONAL GROWTH............................  1.25%          B          $12.21        259
EQ/MFS INTERNATIONAL GROWTH............................  1.30%          B          $ 9.35        439
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          B          $20.39         96
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          B          $20.13        119
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          B          $20.00         32

EQ/MID CAP INDEX.......................................  1.30%          A          $26.56      1,585
EQ/MID CAP INDEX.......................................  1.55%          A          $26.02        127
EQ/MID CAP INDEX.......................................  1.65%          A          $25.81        417
EQ/MID CAP INDEX.......................................  1.70%          A          $25.70        390
EQ/MID CAP INDEX.......................................  0.30%          B          $14.98          6
EQ/MID CAP INDEX.......................................  1.10%          B          $12.47        671
EQ/MID CAP INDEX.......................................  1.20%          B          $14.43        333
EQ/MID CAP INDEX.......................................  1.25%          B          $14.40        593

EQ/MONEY MARKET........................................  0.65%          A          $ 9.58          1
EQ/MONEY MARKET........................................  1.30%          A          $ 9.04      4,616
EQ/MONEY MARKET........................................  1.55%          A          $ 8.85        375
EQ/MONEY MARKET........................................  1.65%          A          $ 8.78        857
EQ/MONEY MARKET........................................  1.65%          A          $ 9.26          2
EQ/MONEY MARKET........................................  1.65%          A          $ 9.57        365
EQ/MONEY MARKET........................................  1.70%          A          $ 8.74        597
EQ/MONEY MARKET........................................  1.10%          B          $ 9.75      1,749
EQ/MONEY MARKET........................................  1.20%          B          $ 9.55        475
EQ/MONEY MARKET........................................  1.25%          B          $ 9.53      2,764
EQ/MONEY MARKET........................................  1.30%          B          $ 9.52        678

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  1.55%          B          $25.24         44
EQ/MONEY MARKET...................................  1.65%          B          $ 9.16        539
EQ/MONEY MARKET...................................  1.65%          B          $ 9.26          7
EQ/MONEY MARKET...................................  1.70%          B          $23.88         82

EQ/OPPENHEIMER GLOBAL.............................  1.30%          A          $21.03      1,739
EQ/OPPENHEIMER GLOBAL.............................  1.55%          A          $20.60        111
EQ/OPPENHEIMER GLOBAL.............................  1.65%          A          $20.43        416
EQ/OPPENHEIMER GLOBAL.............................  1.70%          A          $20.35        827
EQ/OPPENHEIMER GLOBAL.............................  0.30%          B          $14.57         --
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B          $12.47        319
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B          $14.03        136
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B          $14.00        185
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B          $19.03        256
EQ/OPPENHEIMER GLOBAL.............................  1.55%          B          $18.49         55
EQ/OPPENHEIMER GLOBAL.............................  1.65%          B          $18.28        325
EQ/OPPENHEIMER GLOBAL.............................  1.70%          B          $18.17         35

EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B          $10.58        348
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B          $11.03        123
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B          $11.00        263
EQ/PIMCO GLOBAL REAL RETURN.......................  1.30%          B          $10.61        897
EQ/PIMCO GLOBAL REAL RETURN.......................  1.55%          B          $10.18         12
EQ/PIMCO GLOBAL REAL RETURN.......................  1.65%          B          $10.43        144
EQ/PIMCO GLOBAL REAL RETURN.......................  1.70%          B          $10.40        198

EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          A          $ 9.56      1,700
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          A          $ 9.37        149
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          A          $ 9.29        406
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          A          $ 9.25        242
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B          $10.06        313
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B          $ 9.84        118
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B          $ 9.82        364
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B          $ 9.10         99
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          B          $10.10         15
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          B          $ 9.97         30
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          B          $ 9.91         11

EQ/QUALITY BOND PLUS..............................  1.30%          B          $10.99      1,418
EQ/QUALITY BOND PLUS..............................  1.55%          B          $15.88        324
EQ/QUALITY BOND PLUS..............................  1.65%          B          $10.50        606
EQ/QUALITY BOND PLUS..............................  1.70%          B          $15.31        107

EQ/SMALL COMPANY INDEX............................  1.30%          A          $25.70      1,092
EQ/SMALL COMPANY INDEX............................  1.55%          A          $25.17        104
EQ/SMALL COMPANY INDEX............................  1.65%          A          $24.97        288
EQ/SMALL COMPANY INDEX............................  1.70%          A          $24.86        282
EQ/SMALL COMPANY INDEX............................  0.30%          B          $14.10         10
EQ/SMALL COMPANY INDEX............................  1.10%          B          $12.27        474
EQ/SMALL COMPANY INDEX............................  1.20%          B          $13.58        165
EQ/SMALL COMPANY INDEX............................  1.25%          B          $13.55        555

EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          A          $28.39      3,557
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.55%          A          $27.81        177
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.65%          A          $27.58        895

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          A          $27.47        978
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.30%          B          $16.76          4
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%          B          $13.43      1,147
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%          B          $16.14        397
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%          B          $16.11        799
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%          B          $14.79        654
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.55%          B          $35.87         96
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.65%          B          $34.81        197
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          B          $34.30         28

EQ/UBS GROWTH & INCOME.................................  1.30%          B          $ 4.35        661
EQ/UBS GROWTH & INCOME.................................  1.55%          B          $10.54        203
EQ/UBS GROWTH & INCOME.................................  1.65%          B          $10.34        224
EQ/UBS GROWTH & INCOME.................................  1.70%          B          $10.24         58

FEDERATED HIGH INCOME BOND FUND II.....................  0.30%    SERVICE CLASS    $12.11          7
FEDERATED HIGH INCOME BOND FUND II.....................  1.10%    SERVICE CLASS    $11.11        539
FEDERATED HIGH INCOME BOND FUND II.....................  1.20%    SERVICE CLASS    $11.66        320
FEDERATED HIGH INCOME BOND FUND II.....................  1.25%    SERVICE CLASS    $11.64        804

FEDERATED KAUFMANN FUND II.............................  1.10%    SERVICE CLASS    $12.46        253
FEDERATED KAUFMANN FUND II.............................  1.20%    SERVICE CLASS    $15.48         94
FEDERATED KAUFMANN FUND II.............................  1.25%    SERVICE CLASS    $15.44        170

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.30%   SERVICE CLASS 2   $17.98         33
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.55%   SERVICE CLASS 2   $17.62          7
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.65%   SERVICE CLASS 2   $17.47         10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.70%   SERVICE CLASS 2   $17.40          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.30%   SERVICE CLASS 2   $15.20         19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.65%   SERVICE CLASS 2   $21.60          9
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.10%   SERVICE CLASS 2   $12.29        730
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.20%   SERVICE CLASS 2   $14.64        466
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.25%   SERVICE CLASS 2   $14.61        594
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.30%   SERVICE CLASS 2   $23.72      4,334
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.55%   SERVICE CLASS 2   $23.23        241
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.65%   SERVICE CLASS 2   $23.04      1,011
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.70%   SERVICE CLASS 2   $22.95      1,055

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.30         49
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.05         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $13.95         19
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $13.91          1

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.71         57
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.45          9
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $14.35         16
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $14.30          2

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $15.44         59
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.17          8
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.07         22

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $16.04         29
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.77         21
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.66         12
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $15.60         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                           UNITS
                                                    CONTRACT                            OUTSTANDING
                                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                    -------- --------------- ---------- -----------

FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.30%   SERVICE CLASS 2   $14.64         10
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.10%   SERVICE CLASS 2   $12.28        565
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.20%   SERVICE CLASS 2   $14.10        264
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.25%   SERVICE CLASS 2   $14.07        361
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.30%   SERVICE CLASS 2   $23.00      2,212
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.55%   SERVICE CLASS 2   $22.54        116
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.65%   SERVICE CLASS 2   $22.35        436
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.70%   SERVICE CLASS 2   $22.26        359

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  0.30%   SERVICE CLASS 2   $11.59         27
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.10%   SERVICE CLASS 2   $10.76      1,152
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.20%   SERVICE CLASS 2   $11.16        541
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.25%   SERVICE CLASS 2   $11.13      1,514
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.30%   SERVICE CLASS 2   $13.50      4,155
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.55%   SERVICE CLASS 2   $13.22        242
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.65%   SERVICE CLASS 2   $13.11        812
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.70%   SERVICE CLASS 2   $13.06        810

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.10%   CLASS I SHARES    $10.67         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.20%   CLASS I SHARES    $10.99         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.25%   CLASS I SHARES    $10.97        104
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.30%   CLASS I SHARES    $10.95        112
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.65%   CLASS I SHARES    $10.82         36
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.70%   CLASS I SHARES    $10.80         38

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.10%   CLASS I SHARES    $12.13        457
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.20%   CLASS I SHARES    $13.48        238
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.25%   CLASS I SHARES    $13.45        545
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.30%   CLASS I SHARES    $15.26      1,496
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $13.61         34
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $15.04         12
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.65%   CLASS I SHARES    $14.96        404
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.70%   CLASS I SHARES    $14.91        317

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.10%       CLASS 2       $11.06         85
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.20%       CLASS 2       $11.91        139
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.25%       CLASS 2       $11.89        220
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.30%       CLASS 2       $16.65        673
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.55%       CLASS 2       $16.32         10
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.65%       CLASS 2       $16.19         98
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.70%       CLASS 2       $16.12        177

FRANKLIN INCOME VIP FUND...........................  0.30%       CLASS 2       $12.23          5
FRANKLIN INCOME VIP FUND...........................  0.65%       CLASS 2       $15.45         10
FRANKLIN INCOME VIP FUND...........................  1.10%       CLASS 2       $10.97        693
FRANKLIN INCOME VIP FUND...........................  1.20%       CLASS 2       $11.78        812
FRANKLIN INCOME VIP FUND...........................  1.25%       CLASS 2       $11.75      1,455

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND..........................  1.30%      CLASS 2        $15.85      2,360
FRANKLIN INCOME VIP FUND..........................  1.55%      CLASS 2        $15.54         67
FRANKLIN INCOME VIP FUND..........................  1.65%      CLASS 2        $15.41        523
FRANKLIN INCOME VIP FUND..........................  1.70%      CLASS 2        $15.35        777

FRANKLIN MUTUAL SHARES VIP FUND...................  1.10%      CLASS 2        $11.10         93
FRANKLIN MUTUAL SHARES VIP FUND...................  1.20%      CLASS 2        $12.59         50
FRANKLIN MUTUAL SHARES VIP FUND...................  1.25%      CLASS 2        $12.56         59
FRANKLIN MUTUAL SHARES VIP FUND...................  1.30%      CLASS 2        $18.19        478
FRANKLIN MUTUAL SHARES VIP FUND...................  1.55%      CLASS 2        $17.83         44
FRANKLIN MUTUAL SHARES VIP FUND...................  1.65%      CLASS 2        $17.69        115
FRANKLIN MUTUAL SHARES VIP FUND...................  1.70%      CLASS 2        $17.62         38

FRANKLIN RISING DIVIDENDS VIP FUND................  0.30%      CLASS 2        $14.95         28
FRANKLIN RISING DIVIDENDS VIP FUND................  1.10%      CLASS 2        $12.90        495
FRANKLIN RISING DIVIDENDS VIP FUND................  1.20%      CLASS 2        $14.39        314
FRANKLIN RISING DIVIDENDS VIP FUND................  1.25%      CLASS 2        $14.36        683
FRANKLIN RISING DIVIDENDS VIP FUND................  1.30%      CLASS 2        $16.64      2,547
FRANKLIN RISING DIVIDENDS VIP FUND................  1.55%      CLASS 2        $15.53         64
FRANKLIN RISING DIVIDENDS VIP FUND................  1.65%      CLASS 2        $16.36        567
FRANKLIN RISING DIVIDENDS VIP FUND................  1.70%      CLASS 2        $16.32        469

FRANKLIN STRATEGIC INCOME VIP FUND................  0.65%      CLASS 2        $12.52          1
FRANKLIN STRATEGIC INCOME VIP FUND................  1.30%      CLASS 2        $13.39      3,151
FRANKLIN STRATEGIC INCOME VIP FUND................  1.55%      CLASS 2        $13.12        163
FRANKLIN STRATEGIC INCOME VIP FUND................  1.65%      CLASS 2        $13.01        621
FRANKLIN STRATEGIC INCOME VIP FUND................  1.70%      CLASS 2        $12.96        660

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.30%   SERVICE SHARES    $22.16        918
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.55%   SERVICE SHARES    $21.71         66
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.65%   SERVICE SHARES    $21.53        236
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.70%   SERVICE SHARES    $21.44        176

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  0.30%   COMMON SHARES     $10.54          4
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.10%   COMMON SHARES     $ 8.41        112
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.20%   COMMON SHARES     $10.15         51
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.25%   COMMON SHARES     $10.13         70
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.30%   COMMON SHARES     $ 7.74         42
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.55%   COMMON SHARES     $ 7.60         14
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.65%   COMMON SHARES     $ 7.55         29
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.70%   COMMON SHARES     $ 7.52          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.30%   COMMON SHARES     $ 9.86         38
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.55%   COMMON SHARES     $ 9.69         19
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.65%   COMMON SHARES     $ 9.62         12
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.70%   COMMON SHARES     $ 9.59          1

HARTFORD CAPITAL APPRECIATION HLS FUND............  0.30%         IC          $12.96          7
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.10%         IC          $11.76        177
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.20%         IC          $12.55        101
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.25%         IC          $12.52        148
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.30%         IC          $12.50        784
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.65%         IC          $12.34        131
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.70%         IC          $12.32         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.10%         IC          $12.71        357
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.20%         IC          $14.89        118
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.25%         IC          $14.86        375
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.30%         IC          $14.83      1,151
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.65%         IC          $14.65        153
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.70%         IC          $14.62        194

INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.30%      SERIES II      $26.42         12
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.55%      SERIES II      $25.88          1
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.65%      SERIES II      $25.67          6

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.10%      SERIES II      $10.91        361
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.20%      SERIES II      $11.58        129
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.25%      SERIES II      $11.56        442

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.65%      SERIES II      $21.54          1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.30%      SERIES II      $21.36      2,569
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $18.60         20
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $20.92         66
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $18.49        301
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $20.75        284
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $18.43        561
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $20.66          7

INVESCO V.I. EQUITY AND INCOME FUND...............  1.30%      SERIES II      $11.86      1,164
INVESCO V.I. EQUITY AND INCOME FUND...............  1.65%      SERIES II      $11.74         79
INVESCO V.I. EQUITY AND INCOME FUND...............  1.70%      SERIES II      $11.72         24

INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.10%      SERIES II      $ 9.37        166
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.20%      SERIES II      $12.67         82
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.25%      SERIES II      $12.65        143

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.30%      SERIES II      $12.16          6
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%      SERIES II      $10.49        327
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%      SERIES II      $11.70        226
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%      SERIES II      $11.68        303
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.30%      SERIES II      $17.00      2,625
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.55%      SERIES II      $16.66        188
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.65%      SERIES II      $16.52        713
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.70%      SERIES II      $16.45        603

INVESCO V.I. HIGH YIELD FUND......................  0.30%      SERIES II      $11.54          2
INVESCO V.I. HIGH YIELD FUND......................  1.10%      SERIES II      $10.63        355
INVESCO V.I. HIGH YIELD FUND......................  1.20%      SERIES II      $11.12        240
INVESCO V.I. HIGH YIELD FUND......................  1.25%      SERIES II      $11.09        628
INVESCO V.I. HIGH YIELD FUND......................  1.30%      SERIES II      $12.92      1,503
INVESCO V.I. HIGH YIELD FUND......................  1.55%      SERIES II      $12.69         51
INVESCO V.I. HIGH YIELD FUND......................  1.65%      SERIES II      $12.60        387
INVESCO V.I. HIGH YIELD FUND......................  1.70%      SERIES II      $12.56        241

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.30%      SERIES II      $11.96          5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%      SERIES II      $10.67        427
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%      SERIES II      $11.51        176
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II      $11.49        232
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.30%      SERIES II      $15.72      2,023
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.55%      SERIES II      $15.40        135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.65%      SERIES II      $15.27        334
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.70%      SERIES II      $15.21        299

INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.30%      SERIES II      $18.30        584
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.55%      SERIES II      $17.93         19
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.65%      SERIES II      $17.78         64
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.70%      SERIES II      $17.71         40

INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II      $11.10        145
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II      $12.26         55
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II      $12.23        129
INVESCO V.I. SMALL CAP EQUITY FUND................  1.30%      SERIES II      $23.26        512
INVESCO V.I. SMALL CAP EQUITY FUND................  1.55%      SERIES II      $22.78         35
INVESCO V.I. SMALL CAP EQUITY FUND................  1.65%      SERIES II      $22.60         66
INVESCO V.I. SMALL CAP EQUITY FUND................  1.70%      SERIES II      $22.50         37

IVY VIP ASSET STRATEGY............................  0.30%      CLASS II       $10.42          1
IVY VIP ASSET STRATEGY............................  1.10%      CLASS II       $ 9.89        165
IVY VIP ASSET STRATEGY............................  1.20%      CLASS II       $10.03        285
IVY VIP ASSET STRATEGY............................  1.25%      CLASS II       $10.01        350
IVY VIP ASSET STRATEGY............................  1.30%      CLASS II       $12.44      1,327
IVY VIP ASSET STRATEGY............................  1.55%      CLASS II       $12.22         32
IVY VIP ASSET STRATEGY............................  1.65%      CLASS II       $12.14        268
IVY VIP ASSET STRATEGY............................  1.70%      CLASS II       $12.09        681

IVY VIP DIVIDEND OPPORTUNITIES....................  1.30%      CLASS II       $19.78        492
IVY VIP DIVIDEND OPPORTUNITIES....................  1.55%      CLASS II       $19.38         79
IVY VIP DIVIDEND OPPORTUNITIES....................  1.65%      CLASS II       $19.22        159
IVY VIP DIVIDEND OPPORTUNITIES....................  1.70%      CLASS II       $19.14         90

IVY VIP ENERGY....................................  1.10%      CLASS II       $ 8.04        278
IVY VIP ENERGY....................................  1.20%      CLASS II       $ 7.56        228
IVY VIP ENERGY....................................  1.25%      CLASS II       $ 7.54        387
IVY VIP ENERGY....................................  1.30%      CLASS II       $10.93      1,841
IVY VIP ENERGY....................................  1.55%      CLASS II       $10.71        195
IVY VIP ENERGY....................................  1.65%      CLASS II       $10.62        333
IVY VIP ENERGY....................................  1.70%      CLASS II       $10.57        288

IVY VIP HIGH INCOME...............................  0.65%      CLASS II       $15.70         --
IVY VIP HIGH INCOME...............................  1.30%      CLASS II       $17.36      4,983
IVY VIP HIGH INCOME...............................  1.55%      CLASS II       $17.01        303
IVY VIP HIGH INCOME...............................  1.65%      CLASS II       $16.87      1,187
IVY VIP HIGH INCOME...............................  1.70%      CLASS II       $16.80      1,254

IVY VIP MICRO CAP GROWTH..........................  0.30%      CLASS II       $11.78          3
IVY VIP MICRO CAP GROWTH..........................  1.10%      CLASS II       $10.73        123
IVY VIP MICRO CAP GROWTH..........................  1.20%      CLASS II       $11.34         96
IVY VIP MICRO CAP GROWTH..........................  1.25%      CLASS II       $11.32         89

IVY VIP MID CAP GROWTH............................  0.65%      CLASS II       $20.66         --
IVY VIP MID CAP GROWTH............................  1.30%      CLASS II       $24.81      1,590
IVY VIP MID CAP GROWTH............................  1.55%      CLASS II       $24.30         97
IVY VIP MID CAP GROWTH............................  1.65%      CLASS II       $24.10        270
IVY VIP MID CAP GROWTH............................  1.70%      CLASS II       $24.00        282

IVY VIP NATURAL RESOURCES.........................  1.30%      CLASS II       $ 8.10        859
IVY VIP NATURAL RESOURCES.........................  1.55%      CLASS II       $ 7.93         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
IVY VIP NATURAL RESOURCES...............  1.65%      CLASS II       $ 7.87        250
IVY VIP NATURAL RESOURCES...............  1.70%      CLASS II       $ 7.84        122

IVY VIP SCIENCE AND TECHNOLOGY..........  0.30%      CLASS II       $14.52          4
IVY VIP SCIENCE AND TECHNOLOGY..........  0.65%      CLASS II       $24.86          3
IVY VIP SCIENCE AND TECHNOLOGY..........  1.10%      CLASS II       $11.87        372
IVY VIP SCIENCE AND TECHNOLOGY..........  1.20%      CLASS II       $13.98        303
IVY VIP SCIENCE AND TECHNOLOGY..........  1.25%      CLASS II       $13.95        345
IVY VIP SCIENCE AND TECHNOLOGY..........  1.30%      CLASS II       $27.24      1,721
IVY VIP SCIENCE AND TECHNOLOGY..........  1.55%      CLASS II       $26.68        149
IVY VIP SCIENCE AND TECHNOLOGY..........  1.65%      CLASS II       $26.46        376
IVY VIP SCIENCE AND TECHNOLOGY..........  1.70%      CLASS II       $26.36        268

IVY VIP SMALL CAP GROWTH................  1.30%      CLASS II       $21.68        890
IVY VIP SMALL CAP GROWTH................  1.55%      CLASS II       $21.23         62
IVY VIP SMALL CAP GROWTH................  1.65%      CLASS II       $21.06        203
IVY VIP SMALL CAP GROWTH................  1.70%      CLASS II       $20.97        148

JANUS HENDERSON VIT BALANCED PORTFOLIO..  0.30%   SERVICE SHARES    $13.62          4
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.10%   SERVICE SHARES    $11.72      1,273
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.20%   SERVICE SHARES    $13.11        513
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.25%   SERVICE SHARES    $13.09      2,556

JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  0.30%   SERVICE SHARES    $10.88         25
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $10.10        936
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $10.47        418
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $10.45      1,393

JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $12.58        316
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $15.01        145
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $14.98        322

JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.10%      CLASS 2        $11.69        125
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.25%      CLASS 2        $11.64      1,523

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.10%      CLASS 2        $11.39         50
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.25%      CLASS 2        $11.35      1,312

LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  0.30%   SERVICE SHARES    $11.15          1
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.10%   SERVICE SHARES    $11.34        489
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.20%   SERVICE SHARES    $10.73        326
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.25%   SERVICE SHARES    $10.71        363
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.30%   SERVICE SHARES    $13.12      4,539
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.55%   SERVICE SHARES    $12.86        563
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.65%   SERVICE SHARES    $12.75      1,040
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.70%   SERVICE SHARES    $12.70        710

LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.30%     VC SHARES       $12.57         19
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.65%     VC SHARES       $15.26          2
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.10%     VC SHARES       $11.26      1,390
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.20%     VC SHARES       $12.10        609
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.25%     VC SHARES       $12.07      1,279
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.30%     VC SHARES       $14.24      3,695
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.55%     VC SHARES       $14.00        174
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.65%     VC SHARES       $13.90        855
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.70%     VC SHARES       $13.85      1,040

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.30%      VC SHARES     $ 17.09        199
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.55%      VC SHARES     $ 16.79         14
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.65%      VC SHARES     $ 16.67         45
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.70%      VC SHARES     $ 16.62         16

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.30%      VC SHARES     $ 16.30        181
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.55%      VC SHARES     $ 16.02         25
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.65%      VC SHARES     $ 15.91         53
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.70%      VC SHARES     $ 15.85         46

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  0.30%    SERVICE CLASS   $ 14.27         12
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.10%    SERVICE CLASS   $ 12.37      1,677
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.20%    SERVICE CLASS   $ 13.74        622
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.25%    SERVICE CLASS   $ 13.71      1,359
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.30%    SERVICE CLASS   $ 20.34      6,407
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.55%    SERVICE CLASS   $ 19.93        389
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.65%    SERVICE CLASS   $ 19.76      1,277
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.70%    SERVICE CLASS   $ 19.68      1,279

MFS(R) INVESTORS TRUST SERIES..........................  1.10%    SERVICE CLASS   $ 12.64         96
MFS(R) INVESTORS TRUST SERIES..........................  1.20%    SERVICE CLASS   $ 14.72         31
MFS(R) INVESTORS TRUST SERIES..........................  1.25%    SERVICE CLASS   $ 14.69         89
MFS(R) INVESTORS TRUST SERIES..........................  1.30%    SERVICE CLASS   $ 23.20        303
MFS(R) INVESTORS TRUST SERIES..........................  1.55%    SERVICE CLASS   $ 22.73         31
MFS(R) INVESTORS TRUST SERIES..........................  1.65%    SERVICE CLASS   $ 22.54         66
MFS(R) INVESTORS TRUST SERIES..........................  1.70%    SERVICE CLASS   $ 22.45         55

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.30%    SERVICE CLASS   $ 24.10        420
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.55%    SERVICE CLASS   $ 23.61         61
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.65%    SERVICE CLASS   $ 23.41         86
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.70%    SERVICE CLASS   $ 23.32         46

MFS(R) RESEARCH SERIES.................................  1.10%    SERVICE CLASS   $ 12.63         68
MFS(R) RESEARCH SERIES.................................  1.20%    SERVICE CLASS   $ 14.76         32
MFS(R) RESEARCH SERIES.................................  1.25%    SERVICE CLASS   $ 14.73         68

MFS(R) TECHNOLOGY PORTFOLIO............................  1.30%    SERVICE CLASS   $ 31.69        678
MFS(R) TECHNOLOGY PORTFOLIO............................  1.55%    SERVICE CLASS   $ 31.05        107
MFS(R) TECHNOLOGY PORTFOLIO............................  1.65%    SERVICE CLASS   $ 30.79        140
MFS(R) TECHNOLOGY PORTFOLIO............................  1.70%    SERVICE CLASS   $ 30.67        151

MFS(R) UTILITIES SERIES................................  0.30%    SERVICE CLASS   $ 12.00         --
MFS(R) UTILITIES SERIES................................  1.10%    SERVICE CLASS   $ 10.17        309
MFS(R) UTILITIES SERIES................................  1.20%    SERVICE CLASS   $ 11.55        269
MFS(R) UTILITIES SERIES................................  1.25%    SERVICE CLASS   $ 11.53        258
MFS(R) UTILITIES SERIES................................  1.30%    SERVICE CLASS   $ 19.06      1,638
MFS(R) UTILITIES SERIES................................  1.55%    SERVICE CLASS   $ 18.67         76
MFS(R) UTILITIES SERIES................................  1.65%    SERVICE CLASS   $ 18.51        272
MFS(R) UTILITIES SERIES................................  1.70%    SERVICE CLASS   $ 18.44        338

MFS(R) VALUE SERIES....................................  1.10%    SERVICE CLASS   $ 12.60      1,065
MFS(R) VALUE SERIES....................................  1.20%    SERVICE CLASS   $ 14.58        166
MFS(R) VALUE SERIES....................................  1.25%    SERVICE CLASS   $ 14.55        551

MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%          B         $ 24.52        376
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.55%          B         $105.14         21
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.65%          B         $ 23.52        146

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......................  1.70%         B          $100.15         13

MULTIMANAGER CORE BOND...............................  1.30%         B          $ 13.96      4,046
MULTIMANAGER CORE BOND...............................  1.55%         B          $ 14.37      1,248
MULTIMANAGER CORE BOND...............................  1.65%         B          $ 13.24      2,441
MULTIMANAGER CORE BOND...............................  1.70%         B          $ 14.03        515

MULTIMANAGER MID CAP GROWTH..........................  1.30%         B          $ 27.52        445
MULTIMANAGER MID CAP GROWTH..........................  1.55%         B          $ 21.54         72
MULTIMANAGER MID CAP GROWTH..........................  1.65%         B          $ 26.18        159
MULTIMANAGER MID CAP GROWTH..........................  1.70%         B          $ 21.03        124

MULTIMANAGER MID CAP VALUE...........................  1.30%         B          $ 26.22        257
MULTIMANAGER MID CAP VALUE...........................  1.55%         B          $ 23.43         40
MULTIMANAGER MID CAP VALUE...........................  1.65%         B          $ 24.94         99
MULTIMANAGER MID CAP VALUE...........................  1.70%         B          $ 22.87         71

MULTIMANAGER TECHNOLOGY..............................  0.30%         B          $ 19.31          2
MULTIMANAGER TECHNOLOGY..............................  1.10%         B          $ 14.85        275
MULTIMANAGER TECHNOLOGY..............................  1.20%         B          $ 18.59         97
MULTIMANAGER TECHNOLOGY..............................  1.25%         B          $ 18.56        412
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 15.18        611
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 33.62        255
MULTIMANAGER TECHNOLOGY..............................  1.55%         B          $ 27.60         75
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 15.03        125
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 31.98         82
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 15.00         65
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 26.94         54

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.10%   CLASS S SHARES   $ 11.28         45
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.20%   CLASS S SHARES   $ 11.39         34
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.25%   CLASS S SHARES   $ 11.37         44
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.30%   CLASS S SHARES   $ 11.35        165
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.65%   CLASS S SHARES   $ 11.21         36
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.70%   CLASS S SHARES   $ 11.19         50

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.10%   CLASS S SHARES   $  9.51         54
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.20%   CLASS S SHARES   $  9.55         29
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.25%   CLASS S SHARES   $  9.54         30
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.30%   CLASS S SHARES   $  9.52         87
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.65%   CLASS S SHARES   $  9.40         11
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.70%   CLASS S SHARES   $  9.38         31

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  0.30%   ADVISOR CLASS    $  6.82         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.10%   ADVISOR CLASS    $  8.46         84
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.20%   ADVISOR CLASS    $  6.57        112
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.25%   ADVISOR CLASS    $  6.56        138
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.30%   ADVISOR CLASS    $  6.94      1,309
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.55%   ADVISOR CLASS    $  6.80         89
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.65%   ADVISOR CLASS    $  6.75        380
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.70%   ADVISOR CLASS    $  6.72        337

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.10%    ADVISOR CLASS    $11.24        137
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.20%    ADVISOR CLASS    $11.48         62
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.25%    ADVISOR CLASS    $11.45        131
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.30%    ADVISOR CLASS    $14.52        705
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.55%    ADVISOR CLASS    $14.22        106
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.65%    ADVISOR CLASS    $14.11        223
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.70%    ADVISOR CLASS    $14.05        127

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.10%    ADVISOR CLASS    $10.59        125
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.20%    ADVISOR CLASS    $10.12         40
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.25%    ADVISOR CLASS    $10.10        157

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.10%    ADVISOR CLASS    $10.72         11
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.20%    ADVISOR CLASS    $11.61         43
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.25%    ADVISOR CLASS    $11.58         77

PIMCO REAL RETURN PORTFOLIO............................  1.30%    ADVISOR CLASS    $11.63      3,051
PIMCO REAL RETURN PORTFOLIO............................  1.55%    ADVISOR CLASS    $11.39        281
PIMCO REAL RETURN PORTFOLIO............................  1.65%    ADVISOR CLASS    $11.30        938
PIMCO REAL RETURN PORTFOLIO............................  1.70%    ADVISOR CLASS    $11.25        561

PIMCO TOTAL RETURN PORTFOLIO...........................  0.65%    ADVISOR CLASS    $11.60         --
PIMCO TOTAL RETURN PORTFOLIO...........................  1.10%    ADVISOR CLASS    $10.31      1,247
PIMCO TOTAL RETURN PORTFOLIO...........................  1.20%    ADVISOR CLASS    $10.58        444
PIMCO TOTAL RETURN PORTFOLIO...........................  1.25%    ADVISOR CLASS    $10.56      1,332
PIMCO TOTAL RETURN PORTFOLIO...........................  1.30%    ADVISOR CLASS    $12.12      7,400
PIMCO TOTAL RETURN PORTFOLIO...........................  1.55%    ADVISOR CLASS    $11.87        548
PIMCO TOTAL RETURN PORTFOLIO...........................  1.65%    ADVISOR CLASS    $11.77      1,935
PIMCO TOTAL RETURN PORTFOLIO...........................  1.70%    ADVISOR CLASS    $11.73      1,446

PROFUND VP BEAR........................................  1.30%    COMMON SHARES    $ 2.32         38
PROFUND VP BEAR........................................  1.55%    COMMON SHARES    $ 2.28          7
PROFUND VP BEAR........................................  1.65%    COMMON SHARES    $ 2.26          8

PROFUND VP BIOTECHNOLOGY...............................  0.65%    COMMON SHARES    $33.29          2
PROFUND VP BIOTECHNOLOGY...............................  1.30%    COMMON SHARES    $33.47        994
PROFUND VP BIOTECHNOLOGY...............................  1.55%    COMMON SHARES    $32.79         52
PROFUND VP BIOTECHNOLOGY...............................  1.65%    COMMON SHARES    $32.52        221
PROFUND VP BIOTECHNOLOGY...............................  1.70%    COMMON SHARES    $32.39        192

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.10%       CLASS B       $10.30         90
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.20%       CLASS B       $10.68         61
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.25%       CLASS B       $10.66         97

PUTNAM VT DIVERSIFIED INCOME FUND......................  1.10%       CLASS B       $10.66        144
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.20%       CLASS B       $10.23         55
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.25%       CLASS B       $10.21        417
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.30%       CLASS B       $10.19        326
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.65%       CLASS B       $10.06         43
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.70%       CLASS B       $10.05         27

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.10%       CLASS B       $11.78        201
PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.25%       CLASS B       $11.73        165

PUTNAM VT RESEARCH FUND................................  1.10%       CLASS B       $12.85         28
PUTNAM VT RESEARCH FUND................................  1.25%       CLASS B       $12.80          8

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.10%      CLASS II       $10.14         42
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.20%      CLASS II       $10.39         29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.25%      CLASS II       $10.37         32
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.30%      CLASS II       $10.35        222
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.65%      CLASS II       $10.22         25
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.70%      CLASS II       $10.20         20

SEI VP BALANCED STRATEGY FUND..........................  1.10%      CLASS III      $10.71         98
SEI VP BALANCED STRATEGY FUND..........................  1.20%      CLASS III      $11.40        186
SEI VP BALANCED STRATEGY FUND..........................  1.25%      CLASS III      $11.38        520

SEI VP CONSERVATIVE STRATEGY FUND......................  1.10%      CLASS III      $10.32         56
SEI VP CONSERVATIVE STRATEGY FUND......................  1.20%      CLASS III      $10.63        127
SEI VP CONSERVATIVE STRATEGY FUND......................  1.25%      CLASS III      $10.60        929

SEI VP MARKET GROWTH STRATEGY FUND.....................  0.30%      CLASS III      $12.18          1
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.10%      CLASS III      $10.92        153
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.20%      CLASS III      $11.73        310
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.25%      CLASS III      $11.70        201

SEI VP MARKET PLUS STRATEGY FUND.......................  1.10%      CLASS III      $11.32         33
SEI VP MARKET PLUS STRATEGY FUND.......................  1.20%      CLASS III      $12.44         81
SEI VP MARKET PLUS STRATEGY FUND.......................  1.25%      CLASS III      $12.42         56

SEI VP MODERATE STRATEGY FUND..........................  1.10%      CLASS III      $10.66        278
SEI VP MODERATE STRATEGY FUND..........................  1.20%      CLASS III      $11.32        135
SEI VP MODERATE STRATEGY FUND..........................  1.25%      CLASS III      $11.29        351

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  0.30%      CLASS II       $13.94          5
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.10%      CLASS II       $12.27        254
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.20%      CLASS II       $13.42        103
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.25%      CLASS II       $13.39        236

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.30%      CLASS II       $17.45          4
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.65%      CLASS II       $36.69          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.10%      CLASS II       $10.99        971
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.20%      CLASS II       $16.81        399
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.25%      CLASS II       $16.77        819
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.30%      CLASS II       $39.94      2,081
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.55%      CLASS II       $39.13        109
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.65%      CLASS II       $38.81        359
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.70%      CLASS II       $38.65        367

TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.30%       CLASS 2       $12.50        768
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.55%       CLASS 2       $12.24         62
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.65%       CLASS 2       $12.14        177
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.70%       CLASS 2       $12.09        135

TEMPLETON FOREIGN VIP FUND.............................  1.30%       CLASS 2       $13.29        433
TEMPLETON FOREIGN VIP FUND.............................  1.55%       CLASS 2       $13.02         36
TEMPLETON FOREIGN VIP FUND.............................  1.65%       CLASS 2       $12.91         83
TEMPLETON FOREIGN VIP FUND.............................  1.70%       CLASS 2       $12.86        104

TEMPLETON GLOBAL BOND VIP FUND.........................  0.30%       CLASS 2       $10.14         10
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%       CLASS 2       $ 9.57      1,003
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%       CLASS 2       $ 9.76        583
TEMPLETON GLOBAL BOND VIP FUND.........................  1.25%       CLASS 2       $ 9.74        887
TEMPLETON GLOBAL BOND VIP FUND.........................  1.30%       CLASS 2       $12.28      5,899
TEMPLETON GLOBAL BOND VIP FUND.........................  1.55%       CLASS 2       $12.03        441
TEMPLETON GLOBAL BOND VIP FUND.........................  1.65%       CLASS 2       $11.93      1,359
TEMPLETON GLOBAL BOND VIP FUND.........................  1.70%       CLASS 2       $11.88      1,385

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

TEMPLETON GROWTH VIP FUND..............................  1.30%      CLASS 2        $16.35         92
TEMPLETON GROWTH VIP FUND..............................  1.55%      CLASS 2        $16.02         14
TEMPLETON GROWTH VIP FUND..............................  1.65%      CLASS 2        $15.89         14
TEMPLETON GROWTH VIP FUND..............................  1.70%      CLASS 2        $15.83          1

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.30%   CLASS S SHARES    $ 7.27          7
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%   CLASS S SHARES    $ 8.20        154
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%   CLASS S SHARES    $ 7.00        115
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%   CLASS S SHARES    $ 6.98        177
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.30%   CLASS S SHARES    $ 8.51      1,828
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.55%   CLASS S SHARES    $ 8.34        205
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.65%   CLASS S SHARES    $ 8.27        397
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.70%   CLASS S SHARES    $ 8.24        257

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.10%   INITIAL CLASS     $10.07         35
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.20%   INITIAL CLASS     $ 9.86         31
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.25%   INITIAL CLASS     $ 9.84         28

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                        1290 VT      1290 VT
                                            1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                                          CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                                          SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                                          ----------- ----------- ------------- --------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  346,468  $   92,542    $319,445       $ 104,782      $  537,236    $   29,242
 Expenses:
   Asset-based charges...................     15,985     222,606     186,442          35,321         443,279       236,999
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INVESTMENT INCOME (LOSS).............    330,483    (130,064)    133,003          69,461          93,957      (207,757)
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      6,720      44,246      45,575         (34,148)       (461,488)       49,785
   Net realized gain distribution from
    the Portfolios.......................    280,587     809,853      17,458              --       2,381,600       938,494
                                          ----------  ----------    --------       ---------      ----------    ----------
 Net realized gain (loss)................    287,307     854,099      63,033         (34,148)      1,920,112       988,279
                                          ----------  ----------    --------       ---------      ----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    765,968     527,868     115,242        (131,367)      2,228,366        26,994
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  1,053,275   1,381,967     178,275        (165,515)      4,148,478     1,015,273
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,383,758  $1,251,903    $311,278       $ (96,054)     $4,242,435    $  807,516
                                          ==========  ==========    ========       =========      ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     1290 VT GAMCO                       1290 VT LOW                                  1290 VT
                                     SMALL COMPANY 1290 VT HIGH YIELD VOLATILITY GLOBAL 1290 VT NATURAL 1290 VT REAL SMARTBETA
                                        VALUE*           BOND*             EQUITY*        RESOURCES*      ESTATE*     EQUITY*
                                     ------------- ------------------ ----------------- --------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 1,687,505       $629,255          $ 66,114         $148,365      $  464,185  $  203,808
 Expenses:
   Asset-based charges..............    3,697,153        165,512            26,326           74,092         177,292      13,404
                                      -----------       --------          --------         --------      ----------  ----------

NET INVESTMENT INCOME (LOSS)........   (2,009,648)       463,743            39,788           74,273         286,893     190,404
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    5,628,377        (27,035)          363,533           87,149          26,552      14,754
   Net realized gain distribution
    from the Portfolios.............   20,118,563             --             8,138               --          99,770     429,041
                                      -----------       --------          --------         --------      ----------  ----------
 Net realized gain (loss)...........   25,746,940        (27,035)          371,671           87,149         126,322     443,795
                                      -----------       --------          --------         --------      ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   13,423,318        149,416           231,993          420,713         669,775   2,163,222
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   39,170,258        122,381           603,664          507,862         796,097   2,607,017
                                      -----------       --------          --------         --------      ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $37,160,610       $586,124          $643,452         $582,135      $1,082,990  $2,797,421
                                      ===========       ========          ========         ========      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                         AB VPS
                                                                        BALANCED   AB VPS GLOBAL                  AB VPS
                                                           7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                          1290 VT SOCIALLY  BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                                            RESPONSIBLE*   PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                                          ---------------- ----------  ----------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $ 41,948     $  250,495   $ 94,362     $  2,010      $ 42,462     $   82,977
 Expenses:
   Asset-based charges...................       49,878        989,867     74,525        8,195        39,101        123,940
                                              --------     ----------   --------     --------      --------     ----------

NET INVESTMENT INCOME (LOSS).............       (7,930)      (739,372)    19,837       (6,185)        3,361        (40,963)
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       25,898        787,539    (32,482)      51,867        34,105        326,750
   Net realized gain distribution from
    the Portfolios.......................      582,705             --     42,946           --       294,152             --
                                              --------     ----------   --------     --------      --------     ----------
 Net realized gain (loss)................      608,603        787,539     10,464       51,867       328,257        326,750
                                              --------     ----------   --------     --------      --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........       88,384      6,129,095    659,682      152,181       224,029      2,123,542
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      696,987      6,916,634    670,146      204,048       552,286      2,450,292
                                              --------     ----------   --------     --------      --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $689,057     $6,177,262   $689,983     $197,863      $555,647     $2,409,329
                                              ========     ==========   ========     ========      ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                   AMERICAN
                                     AB VPS REAL                                                     AMERICAN     CENTURY VP
                                       ESTATE    AB VPS SMALL/MID                ALPS | RED ROCKS   CENTURY VP      LARGE
                                     INVESTMENT     CAP VALUE       ALL ASSET     LISTED PRIVATE     INFLATION     COMPANY
                                     PORTFOLIO**   PORTFOLIO**    GROWTH-ALT 20* EQUITY PORTFOLIO PROTECTION FUND   VALUE
                                     ----------- ---------------- -------------- ---------------- --------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 80,260       $  8,582       $  619,231       $ 74,041        $158,445      $ 37,854
 Expenses:
   Asset-based charges..............    58,492         39,342          454,389         26,443          68,475        35,182
                                      --------       --------       ----------       --------        --------      --------

NET INVESTMENT INCOME (LOSS)........    21,768        (30,760)         164,842         47,598          89,970         2,672
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     8,233         30,935          192,271         56,701          (9,748)       76,019
   Net realized gain distribution
    from the Portfolios.............   273,202        174,706          875,825             --              --       128,816
                                      --------       --------       ----------       --------        --------      --------
 Net realized gain (loss)...........   281,435        205,641        1,068,096         56,701          (9,748)      204,835
                                      --------       --------       ----------       --------        --------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (48,288)       230,333        3,285,278        337,207          59,496         5,843
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   233,147        435,974        4,353,374        393,908          49,748       210,678
                                      --------       --------       ----------       --------        --------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $254,915       $405,214       $4,518,216       $441,506        $139,718      $213,350
                                      ========       ========       ==========       ========        ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                AMERICAN FUNDS
                                               AMERICAN FUNDS                                     INSURANCE
                                                  INSURANCE    AMERICAN FUNDS  AMERICAN FUNDS  SERIES(R) GLOBAL  AMERICAN FUNDS
                                   AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL           INSURANCE
                                CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                -------------- --------------- -------------- ---------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $ 1,802,978     $  610,431      $ 788,347       $   40,640       $   58,651       $  136,877
 Expenses:
   Asset-based charges.........    1,725,849        427,799        583,852           65,977          198,788          104,943
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INVESTMENT INCOME (LOSS)...       77,129        182,632        204,495          (25,337)        (140,137)          31,934
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    2,930,128        103,182       (203,344)          18,017         (278,792)         (41,681)
   Net realized gain
    distribution from the
    Portfolios.................    2,445,935      1,602,096        590,484          156,412               --          562,056
                                 -----------     ----------      ---------       ----------       ----------       ----------
 Net realized gain (loss)......    5,376,063      1,705,278        387,140          174,429         (278,792)         520,375
                                 -----------     ----------      ---------       ----------       ----------       ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    6,848,848      2,881,854        120,400        1,201,146        3,468,868        1,117,542
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   12,224,911      4,587,132        507,540        1,375,575        3,190,076        1,637,917
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $12,302,040     $4,769,764      $ 712,035       $1,350,238       $3,049,939       $1,669,851
                                 ===========     ==========      =========       ==========       ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                   AMERICAN FUNDS   AMERICAN FUNDS
                                     INSURANCE         INSURANCE
                                     SERIES(R)     SERIES(R) MANAGED AMERICAN FUNDS
                                   INTERNATIONAL      RISK ASSET       INSURANCE                                     AXA 2000
                                     GROWTH AND       ALLOCATION     SERIES(R) NEW  AXA 400 MANAGED AXA 500 MANAGED   MANAGED
                                   INCOME FUND/SM/     FUND/SM/      WORLD FUND(R)    VOLATILITY*     VOLATILITY*   VOLATILITY*
                                   --------------  ----------------- -------------- --------------- --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $104,121         $ 52,295       $   380,260     $   580,174     $ 1,940,641   $  539,389
 Expenses:
   Asset-based charges............      52,903           97,067           617,650       1,127,173       2,586,846    1,115,381
                                      --------         --------       -----------     -----------     -----------   ----------

NET INVESTMENT INCOME (LOSS)......      51,218          (44,772)         (237,390)       (546,999)       (646,205)    (575,992)
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       2,189           73,925            66,046       4,815,098      14,777,313    5,179,188
   Net realized gain
    distribution from the
    Portfolios....................          --           64,323                --       6,039,628       3,655,444    4,271,822
                                      --------         --------       -----------     -----------     -----------   ----------
 Net realized gain (loss).........       2,189          138,248            66,046      10,854,726      18,432,757    9,451,010
                                      --------         --------       -----------     -----------     -----------   ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     831,397          734,597        10,717,773        (265,277)     13,381,317      152,276
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     833,586          872,845        10,783,819      10,589,449      31,814,074    9,603,286
                                      --------         --------       -----------     -----------     -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $884,804         $828,073       $10,546,429     $10,042,450     $31,167,869   $9,027,294
                                      ========         ========       ===========     ===========     ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                   AXA
                                                                               CONSERVATIVE     AXA        AXA GLOBAL
                                   AXA AGGRESSIVE AXA AGGRESSIVE AXA BALANCED     GROWTH    CONSERVATIVE EQUITY MANAGED
                                    ALLOCATION*     STRATEGY*     STRATEGY*     STRATEGY*    STRATEGY*    VOLATILITY*
                                   -------------- -------------- ------------  ------------ ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..   $  372,302    $ 53,853,891  $ 37,825,634  $16,682,249  $ 7,370,120    $  178,632
 Expenses:
   Asset-based charges............      319,646      44,324,898    41,013,068   19,049,111   10,496,087       239,563
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)......       52,656       9,528,993    (3,187,434)  (2,366,862)  (3,125,967)      (60,931)
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      428,736      21,091,277    34,128,489   16,061,985    7,471,651       737,638
   Net realized gain
    distribution from the
    Portfolios....................      827,634      28,210,780    29,172,715   13,326,791    7,861,157            --
                                     ----------    ------------  ------------  -----------  -----------    ----------
 Net realized gain (loss).........    1,256,370      49,302,057    63,301,204   29,388,776   15,332,808       737,638
                                     ----------    ------------  ------------  -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................    2,504,038     355,992,324   173,147,275   58,400,077    8,796,574     2,880,963
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......    3,760,408     405,294,381   236,448,479   87,788,853   24,129,382     3,618,601
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................   $3,813,064    $414,823,374  $233,261,045  $85,421,991  $21,003,415    $3,557,670
                                     ==========    ============  ============  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA           AXA           AXA
                                                INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP AXA LARGE CAP
                                    AXA GROWTH  CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED  GROWTH MANAGED
                                    STRATEGY*    VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                   ------------ ------------- ------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.. $ 62,173,685  $  212,429    $ 2,215,315    $ 62,657     $  102,776     $  117,276
 Expenses:
   Asset-based charges............   56,182,918     184,526      1,643,427      47,660        152,413        357,167
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)......    5,990,767      27,903        571,888      14,997        (49,637)      (239,891)
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................   37,175,661     179,763      2,635,989      65,050        558,676      1,533,390
   Net realized gain
    distribution from the
    Portfolios....................   36,252,534          --        965,855          --        672,800      1,945,135
                                   ------------  ----------    -----------    --------     ----------     ----------
 Net realized gain (loss).........   73,428,195     179,763      3,601,844      65,050      1,231,476      3,478,525
                                   ------------  ----------    -----------    --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................  378,210,484   2,575,344     18,772,861     570,087        678,442      2,583,874
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......  451,638,679   2,755,107     22,374,705     635,137      1,909,918      6,062,399
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................... $457,629,446  $2,783,010    $22,946,593    $650,134     $1,860,281     $5,822,508
                                   ============  ==========    ===========    ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     AXA LARGE CAP AXA MID CAP VALUE                               AXA MODERATE-  AXA ULTRA
                                     VALUE MANAGED      MANAGED      AXA MODERATE   AXA MODERATE       PLUS      CONSERVATIVE
                                      VOLATILITY*     VOLATILITY*    ALLOCATION*  GROWTH STRATEGY*  ALLOCATION*   STRATEGY*
                                     ------------- ----------------- ------------ ---------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $  373,635      $  188,051     $ 1,790,913    $ 86,905,710    $  767,570   $    890,492
 Expenses:
   Asset-based charges..............     353,367         257,789       1,857,454      87,399,864       703,926      2,374,943
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INVESTMENT INCOME (LOSS)........      20,268         (69,738)        (66,541)       (494,154)       63,644     (1,484,451)
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,217,458         776,831         538,351      84,373,517       578,708    (11,432,206)
   Net realized gain distribution
    from the Portfolios.............          --       1,136,603       4,819,294      72,704,408     2,394,654      1,133,841
                                      ----------      ----------     -----------    ------------    ----------   ------------
 Net realized gain (loss)...........   1,217,458       1,913,434       5,357,645     157,077,925     2,973,362    (10,298,365)
                                      ----------      ----------     -----------    ------------    ----------   ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   1,598,553         (29,605)      7,348,448     445,849,836     3,698,784     13,008,359
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   2,816,011       1,883,829      12,706,093     602,927,761     6,672,146      2,709,994
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $2,836,279      $1,814,091     $12,639,552    $602,433,607    $6,735,790   $  1,225,543
                                      ==========      ==========     ===========    ============    ==========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   AXA/AB SHORT                                  AXA/FRANKLIN
                                                    AXA/AB DYNAMIC   DURATION                    AXA/CLEARBRIDGE   BALANCED
                                     AXA/AB DYNAMIC    MODERATE     GOVERNMENT  AXA/AB SMALL CAP    LARGE CAP      MANAGED
                                        GROWTH*        GROWTH*        BOND*         GROWTH*          GROWTH*     VOLATILITY*
                                     -------------- -------------- ------------ ---------------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 4,680,144    $ 31,909,888    $ 10,096     $   185,806      $    57,536     $251,013
 Expenses:
   Asset-based charges..............    5,844,773      37,515,224      22,541         958,832        1,128,014      145,525
                                      -----------    ------------    --------     -----------      -----------     --------

NET INVESTMENT INCOME (LOSS)........   (1,164,629)     (5,605,336)    (12,445)       (773,026)      (1,070,478)     105,488
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    1,071,853      30,760,534        (744)       (122,335)        (423,760)     236,861
   Net realized gain distribution
    from the Portfolios.............    7,039,952      40,159,565          --       6,030,934        9,677,616           --
                                      -----------    ------------    --------     -----------      -----------     --------
 Net realized gain (loss)...........    8,111,805      70,920,099        (744)      5,908,599        9,253,856      236,861
                                      -----------    ------------    --------     -----------      -----------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   45,376,744     217,239,638      (4,801)      7,482,724        8,604,129      447,366
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   53,488,549     288,159,737      (5,545)     13,391,323       17,857,985      684,227
                                      -----------    ------------    --------     -----------      -----------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $52,323,920    $282,554,401    $(17,990)    $12,618,297      $16,787,507     $789,715
                                      ===========    ============    ========     ===========      ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA/FRANKLIN
                                      AXA/FRANKLIN    TEMPLETON
                                     SMALL CAP VALUE  ALLOCATION    AXA/GOLDMAN   AXA/INVESCO               AXA/LEGG MASON
                                         MANAGED       MANAGED    SACHS STRATEGIC  STRATEGIC    AXA/JANUS     STRATEGIC
                                       VOLATILITY*   VOLATILITY*    ALLOCATION*   ALLOCATION*  ENTERPRISE*   ALLOCATION*
                                     --------------- ------------ --------------- -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   63,065     $  215,175    $ 1,957,177   $   598,571  $        --    $  907,447
 Expenses:
   Asset-based charges..............      169,876        188,115      5,045,146     2,648,938      698,996     1,137,933
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)........     (106,811)        27,060     (3,087,969)   (2,050,367)    (698,996)     (230,486)
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      774,366        485,458        551,658       376,894     (175,987)      219,225
   Net realized gain distribution
    from the Portfolios.............    1,036,584        226,019     25,351,436     7,530,356    5,332,189            --
                                       ----------     ----------    -----------   -----------  -----------    ----------
 Net realized gain (loss)...........    1,810,950        711,477     25,903,094     7,907,250    5,156,202       219,225
                                       ----------     ----------    -----------   -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (577,534)       893,769      8,686,996     9,389,435    6,864,408     7,164,057
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    1,233,416      1,605,246     34,590,090    17,296,685   12,020,610     7,383,282
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,126,605     $1,632,306    $31,502,121   $15,246,318  $11,321,614    $7,152,796
                                       ==========     ==========    ===========   ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                  AXA/MUTUAL    AXA/TEMPLETON    BLACKROCK        BLACKROCK
                                               LARGE CAP EQUITY GLOBAL EQUITY     GLOBAL            GLOBAL          BLACKROCK
                                  AXA/LOOMIS       MANAGED         MANAGED    ALLOCATION V.I. OPPORTUNITIES V.I. LARGE CAP FOCUS
                                SAYLES GROWTH*   VOLATILITY*     VOLATILITY*       FUND              FUND        GROWTH V.I. FUND
                                -------------- ---------------- ------------- --------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $   109,258       $ 43,289      $  247,025     $ 1,481,234        $ 30,475         $    1,869
 Expenses:
   Asset-based charges.........      759,792         63,494         263,502       1,539,164          32,229            545,959
                                 -----------       --------      ----------     -----------        --------         ----------

NET INVESTMENT INCOME (LOSS)...     (650,534)       (20,205)        (16,477)        (57,930)         (1,754)          (544,090)
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    1,174,084        240,395         717,905        (469,386)        299,016            527,158
   Net realized gain
    distribution from the
    Portfolios.................    1,719,419        243,273              --       1,390,201         308,297          7,019,947
                                 -----------       --------      ----------     -----------        --------         ----------
 Net realized gain (loss)......    2,893,503        483,668         717,905         920,815         607,313          7,547,105
                                 -----------       --------      ----------     -----------        --------         ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   12,984,958         39,208       2,478,391      11,995,405           7,748          2,272,152
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   15,878,461        522,876       3,196,296      12,916,220         615,061          9,819,257
                                 -----------       --------      ----------     -----------        --------         ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $15,227,927       $502,671      $3,179,819     $12,858,290        $613,307         $9,275,167
                                 ===========       ========      ==========     ===========        ========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                        CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                                        AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                         GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                                        ----------  ------------- ----------  ----------  ----------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $ 74,516    $  496,594   $  167,433  $  497,938  $  319,247    $ 29,080
 Expenses:
   Asset-based charges.................    69,303       350,001      149,853     343,566     278,468      26,359
                                         --------    ----------   ----------  ----------  ----------    --------

NET INVESTMENT INCOME (LOSS)...........     5,213       146,593       17,580     154,372      40,779       2,721
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    70,290        81,800       82,893     200,186     195,231     (18,996)
   Net realized gain distribution
    from the Portfolios................   100,277       151,832      245,254     230,778     237,987          --
                                         --------    ----------   ----------  ----------  ----------    --------
 Net realized gain (loss)..............   170,567       233,632      328,147     430,964     433,218     (18,996)
                                         --------    ----------   ----------  ----------  ----------    --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   655,527     1,531,144    1,225,506   2,007,827   2,020,670      32,198
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   826,094     1,764,776    1,553,653   2,438,791   2,453,888      13,202
                                         --------    ----------   ----------  ----------  ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $831,307    $1,911,369   $1,571,233  $2,593,163  $2,494,667    $ 15,923
                                         ========    ==========   ==========  ==========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      CLEARBRIDGE              CLEARBRIDGE
                                                                       VARIABLE   CLEARBRIDGE   VARIABLE
                                        CHARTER/SM/                   AGGRESSIVE    VARIABLE    DIVIDEND     CLEARBRIDGE
                                        SMALL CAP   CHARTER/SM/ SMALL   GROWTH    APPRECIATION  STRATEGY   VARIABLE MID CAP
                                         GROWTH*      CAP VALUE*       PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
                                        ----------  ---------------   ----------- ------------ ----------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....... $  240,690    $  193,574      $  137,215   $  119,012  $  379,074      $  8,570
 Expenses:
   Asset-based charges.................    129,061       224,658         671,794      140,068     341,714        57,425
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INVESTMENT INCOME (LOSS)...........    111,629       (31,084)       (534,579)     (21,056)     37,360       (48,855)
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    416,367     1,115,069        (816,983)      55,233     375,172         5,970
   Net realized gain distribution
    from the Portfolios................    213,249            --       3,406,146      405,043          --       254,253
                                        ----------    ----------      ----------   ----------  ----------      --------
 Net realized gain (loss)..............    629,616     1,115,069       2,589,163      460,276     375,172       260,223
                                        ----------    ----------      ----------   ----------  ----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................  1,098,937        51,939       4,584,164    1,267,049   3,793,999       227,108
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................  1,728,553     1,167,008       7,173,327    1,727,325   4,169,171       487,331
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............. $1,840,182    $1,135,924      $6,638,748   $1,706,269  $4,206,531      $438,476
                                        ==========    ==========      ==========   ==========  ==========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        DELAWARE VIP(R)
                                        DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                          DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                         INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                                        --------------- --------------- --------------- -------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $346,794        $  5,518        $179,315        $797,916     $1,999,395  $  147,815
 Expenses:
   Asset-based charges.................     180,984          23,403         119,495         305,460      1,956,286     284,292
                                           --------        --------        --------        --------     ----------  ----------

NET INVESTMENT INCOME (LOSS)...........     165,810         (17,885)         59,820         492,456         43,109    (136,477)
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................     (64,006)        185,433         (10,529)         12,387      4,529,470   1,445,983
   Net realized gain distribution
    from the Portfolios................          --              --              --              --             --   1,058,585
                                           --------        --------        --------        --------     ----------  ----------
 Net realized gain (loss)..............     (64,006)        185,433         (10,529)         12,387      4,529,470   2,504,568
                                           --------        --------        --------        --------     ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     420,363         382,295          16,048          (1,729)     4,628,496   1,620,192
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     356,357         567,728           5,519          10,658      9,157,966   4,124,760
                                           --------        --------        --------        --------     ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $522,167        $549,843        $ 65,339        $503,114     $9,201,075  $3,988,283
                                           ========        ========        ========        ========     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   EQ/EMERGING                                EQ/INTERMEDIATE
                                         EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL BOND   GOVERNMENT
                                        STOCK INDEX*    INDEX*        PLUS*         INDEX*         PLUS*           BOND*
                                        ------------ ------------ -------------- ------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $  621,916   $5,411,031    $   63,246    $ 4,135,452    $   4,186      $ 1,065,152
 Expenses:
   Asset-based charges.................     590,450    4,909,552        81,901      3,630,670      143,569        1,792,810
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INVESTMENT INCOME (LOSS)...........      31,466      501,479       (18,655)       504,782     (139,383)        (727,658)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................   1,310,284     (282,526)      303,574      7,106,693     (168,447)        (118,462)
   Net realized gain distribution
    from the Portfolios................          --           --       161,472      2,542,836           --           70,749
                                         ----------   ----------    ----------    -----------    ---------      -----------
 Net realized gain (loss)..............   1,310,284     (282,526)      465,046      9,649,529     (168,447)         (47,713)
                                         ----------   ----------    ----------    -----------    ---------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   6,122,654     (190,323)    1,099,471     36,363,982      624,838         (559,638)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   7,432,938     (472,849)    1,564,517     46,013,511      456,391         (607,351)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $7,464,404   $   28,630    $1,545,862    $46,518,293    $ 317,008      $(1,335,009)
                                         ==========   ==========    ==========    ===========    =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      EQ/JPMORGAN                                 EQ/MFS
                                        EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                         EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                        ---------------- ----------  -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $ 1,228,355    $  300,092    $  166,641    $   464,628   $  707,662   $   345,034
 Expenses:
   Asset-based charges.................       566,670       533,086       278,978        768,588      471,750       557,331
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)...........       661,685      (232,994)     (112,337)      (303,960)     235,912      (212,297)
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    (2,162,995)    1,473,168     1,698,560        795,811      604,952       720,810
   Net realized gain distribution
    from the Portfolios................            --            --     2,040,658      2,571,684    1,277,156     1,559,124
                                          -----------    ----------    ----------    -----------   ----------   -----------
 Net realized gain (loss)..............    (2,162,995)    1,473,168     3,739,218      3,367,495    1,882,108     2,279,934
                                          -----------    ----------    ----------    -----------   ----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     9,430,028     4,588,103      (704,445)    10,528,405    1,757,075     8,176,246
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     7,267,033     6,061,271     3,034,773     13,895,900    3,639,183    10,456,180
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $ 7,928,718    $5,828,277    $2,922,436    $13,591,940   $3,875,095   $10,243,883
                                          ===========    ==========    ==========    ===========   ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       EQ/MONEY   EQ/OPPENHEIMER EQ/PIMCO GLOBAL EQ/PIMCO ULTRA EQ/QUALITY BOND
                                   EQ/MID CAP INDEX*   MARKET*       GLOBAL*      REAL RETURN*    SHORT BOND*        PLUS*
                                   ----------------- -----------  -------------- --------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   754,103    $   519,248   $   426,610      $255,807        $419,641       $344,224
 Expenses:
   Asset-based charges............      1,112,640      1,847,156     1,021,030       239,581         455,424        407,464
                                      -----------    -----------   -----------      --------        --------       --------

NET INVESTMENT INCOME (LOSS)......       (358,537)    (1,327,908)     (594,420)       16,226         (35,783)       (63,240)
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      2,515,688          1,341     2,015,437        10,828          64,977        (12,050)
   Net realized gain
    distribution from the
    Portfolios....................      7,244,797          2,511            --            --              --             --
                                      -----------    -----------   -----------      --------        --------       --------
 Net realized gain (loss).........      9,760,485          3,852     2,015,437        10,828          64,977        (12,050)
                                      -----------    -----------   -----------      --------        --------       --------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................      1,058,032            113    18,620,816       268,371         135,731         48,331
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     10,818,517          3,965    20,636,253       279,199         200,708         36,281
                                      -----------    -----------   -----------      --------        --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $10,459,980    $(1,323,943)  $20,041,833      $295,425        $164,925       $(26,959)
                                      ===========    ===========   ===========      ========        ========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                FIDELITY(R) VIP
                                                                                FEDERATED HIGH                  ASSET MANAGER:
                                   EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH &  INCOME BOND      FEDERATED         GROWTH
                                COMPANY INDEX*  GROWTH STOCK*       INCOME*        FUND II     KAUFMANN FUND II    PORTFOLIO
                                -------------- ---------------- --------------- -------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $  600,786     $        --      $   21,031      $1,088,077      $       --       $  9,062
 Expenses:
   Asset-based charges.........      781,278       2,550,810         115,965         215,225          63,614         11,521
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INVESTMENT INCOME (LOSS)...     (180,492)     (2,550,810)        (94,934)        872,852         (63,614)        (2,459)
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      551,667       7,628,381         215,258         110,814         (33,112)        19,363
   Net realized gain
    distribution from the
    Portfolios.................    4,375,808      16,984,569         477,805              --         524,262        105,923
                                  ----------     -----------      ----------      ----------      ----------       --------
 Net realized gain (loss)......    4,927,475      24,612,950         693,063         110,814         491,150        125,286
                                  ----------     -----------      ----------      ----------      ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    1,725,218      25,363,148         758,654        (102,851)        810,463          2,543
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    6,652,693      49,976,098       1,451,717           7,963       1,301,613        127,829
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $6,472,201     $47,425,288      $1,356,783      $  880,815      $1,237,999       $125,370
                                  ==========     ===========      ==========      ==========      ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                              CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030   FIDELITY(R) VIP MID
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO
                             --------------- --------------- --------------- --------------- --------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $ 1,296,445      $ 12,028        $ 15,215        $ 16,324        $ 10,906         $   387,930
 Expenses:
   Asset-based charges......     2,291,600        12,502          15,614          18,333          14,070           1,055,549
                               -----------      --------        --------        --------        --------         -----------

NET INVESTMENT INCOME
 (LOSS).....................      (995,155)         (474)           (399)         (2,009)         (3,164)           (667,619)
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...     3,385,883         6,950          17,320          27,095          27,282             358,839
   Net realized gain
    distribution from the
    Portfolios..............     8,611,830        24,096          30,986          35,328          34,252           3,443,044
                               -----------      --------        --------        --------        --------         -----------
 Net realized gain (loss)...    11,997,713        31,046          48,306          62,423          61,534           3,801,883
                               -----------      --------        --------        --------        --------         -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    18,329,854        76,928         104,291         129,799         108,581          10,342,735
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    30,327,567       107,974         152,597         192,222         170,115          14,144,618
                               -----------      --------        --------        --------        --------         -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $29,332,412      $107,500        $152,198        $190,213        $166,951         $13,476,999
                               ===========      ========        ========        ========        ========         ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                FIRST TRUST/DOW
                                              FIRST TRUST MULTI JONES DIVIDEND &    FRANKLIN
                             FIDELITY(R) VIP       INCOME            INCOME      FOUNDING FUNDS
                             STRATEGIC INCOME    ALLOCATION        ALLOCATION    ALLOCATION VIP FRANKLIN INCOME FRANKLIN MUTUAL
                                PORTFOLIO         PORTFOLIO        PORTFOLIO          FUND         VIP FUND     SHARES VIP FUND
                             ---------------- ----------------- ---------------- -------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............    $3,393,072        $ 96,601         $  603,239      $  543,149     $3,645,395       $324,452
 Expenses:
   Asset-based charges......     1,406,763          45,221            605,163         276,944      1,200,474        197,186
                                ----------        --------         ----------      ----------     ----------       --------

NET INVESTMENT INCOME
 (LOSS).....................     1,986,309          51,380             (1,924)        266,205      2,444,921        127,266
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...       (27,939)         58,683            696,284        (143,603)      (284,115)       235,653
   Net realized gain
    distribution from the
    Portfolios..............       586,698              --          2,298,486         837,275             --        588,387
                                ----------        --------         ----------      ----------     ----------       --------
 Net realized gain (loss)...       558,759          58,683          2,994,770         693,672       (284,115)       824,040
                                ----------        --------         ----------      ----------     ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............     3,389,733          42,738          2,128,608       1,024,020      4,790,735         (8,419)
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................     3,948,492         101,421          5,123,378       1,717,692      4,506,620        815,621
                                ----------        --------         ----------      ----------     ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................    $5,934,801        $152,801         $5,121,454      $1,983,897     $6,951,541       $942,887
                                ==========        ========         ==========      ==========     ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                  GUGGENHEIM VIF                     HARTFORD
                                FRANKLIN RISING    FRANKLIN       GOLDMAN SACHS   GLOBAL MANAGED GUGGENHEIM VIF      CAPITAL
                                 DIVIDENDS VIP     STRATEGIC    VIT MID CAP VALUE    FUTURES       MULTI-HEDGE   APPRECIATION HLS
                                     FUND       INCOME VIP FUND       FUND        STRATEGY FUND  STRATEGIES FUND       FUND
                                --------------- --------------- ----------------- -------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 1,115,293     $ 1,763,408      $  146,039        $ 38,154       $     --        $  109,901
 Expenses:
   Asset-based charges.........       993,171         854,289         436,639          32,434         11,055           198,112
                                  -----------     -----------      ----------        --------       --------        ----------

NET INVESTMENT INCOME (LOSS)...       122,122         909,119        (290,600)          5,720        (11,055)          (88,211)
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (298,108)     (1,099,223)       (377,314)        (95,236)        16,111          (318,808)
   Net realized gain
    distribution from the
    Portfolios.................     2,656,514              --       1,654,033              --             --           895,084
                                  -----------     -----------      ----------        --------       --------        ----------
 Net realized gain (loss)......     2,358,406      (1,099,223)      1,276,719         (95,236)        16,111           576,276
                                  -----------     -----------      ----------        --------       --------        ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    10,236,108       2,000,904       1,729,160         281,743          9,626         2,192,123
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    12,594,514         901,681       3,005,879         186,507         25,737         2,768,399
                                  -----------     -----------      ----------        --------       --------        ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $12,716,636     $ 1,810,800      $2,715,279        $192,227       $ 14,682        $2,680,188
                                  ===========     ===========      ==========        ========       ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                       HARTFORD
                                        GROWTH      INVESCO V.I.   INVESCO V.I.   INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                     OPPORTUNITIES    AMERICAN     BALANCED-RISK   DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                       HLS FUND    FRANCHISE FUND ALLOCATION FUND DIVIDEND FUND INCOME FUND    CARE FUND
                                     ------------- -------------- --------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $       --      $     --       $368,280      $1,140,186    $  196,737    $   3,598
 Expenses:
   Asset-based charges..............     403,001         8,273        115,072       1,056,170       162,177       47,280
                                      ----------      --------       --------      ----------    ----------    ---------

NET INVESTMENT INCOME (LOSS)........    (403,001)       (8,273)       253,208          84,016        34,560      (43,682)
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    (696,385)       11,232         (3,675)      1,514,564       (37,215)    (225,898)
   Net realized gain distribution
    from the Portfolios.............     403,511        46,913        528,281       2,623,619       245,722      223,222
                                      ----------      --------       --------      ----------    ----------    ---------
 Net realized gain (loss)...........    (292,874)       58,145        524,606       4,138,183       208,507       (2,676)
                                      ----------      --------       --------      ----------    ----------    ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   8,050,839        77,110         16,931         704,429       877,647      542,664
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   7,757,965       135,255        541,537       4,842,612     1,086,154      539,988
                                      ----------      --------       --------      ----------    ----------    ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $7,354,964      $126,982       $794,745      $4,926,628    $1,120,714    $ 496,306
                                      ==========      ========       ========      ==========    ==========    =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     INVESCO V.I.                   INVESCO V.I.  INVESCO V.I. MID   INVESCO V.I.
                                     GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL CAP CORE EQUITY  SMALL CAP EQUITY IVY VIP ASSET
                                     ESTATE FUND     YIELD FUND      GROWTH FUND        FUND             FUND         STRATEGY
                                     ------------ ----------------- ------------- ---------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $2,363,851     $1,633,788      $  626,155      $   39,393       $       --     $   551,703
 Expenses:
   Asset-based charges..............   1,082,210        560,124         669,957         168,097          226,838         501,198
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INVESTMENT INCOME (LOSS)........   1,281,641      1,073,664         (43,802)       (128,704)        (226,838)         50,505
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,558,652       (122,555)        910,777         (97,293)        (421,507)     (2,120,025)
   Net realized gain distribution
    from the Portfolios.............   1,287,970             --              --         259,344          824,304              --
                                      ----------     ----------      ----------      ----------       ----------     -----------
 Net realized gain (loss)...........   2,846,622       (122,555)        910,777         162,051          402,797      (2,120,025)
                                      ----------     ----------      ----------      ----------       ----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   4,004,246        893,231       8,335,868       1,473,795        1,815,690       7,545,793
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   6,850,868        770,676       9,246,645       1,635,846        2,218,487       5,425,768
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $8,132,509     $1,844,340      $9,202,843      $1,507,142       $1,991,649     $ 5,476,273
                                      ==========     ==========      ==========      ==========       ==========     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO CAP IVY VIP MID CAP IVY VIP NATURAL
                                 OPPORTUNITIES   IVY VIP ENERGY    INCOME         GROWTH           GROWTH         RESOURCES
                                ---------------- -------------- ------------ ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $  197,716     $   268,723    $7,094,060      $     --        $        --      $  14,028
 Expenses:
   Asset-based charges.........       223,942         483,664     1,864,351        36,206            695,124        144,360
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INVESTMENT INCOME (LOSS)...       (26,226)       (214,941)    5,229,709       (36,206)          (695,124)      (130,332)
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............       211,957      (1,459,183)     (851,134)      (86,094)           501,102       (493,531)
   Net realized gain
    distribution from the
    Portfolios.................       510,560              --            --        10,299          1,450,029             --
                                   ----------     -----------    ----------      --------        -----------      ---------
 Net realized gain (loss)......       722,517      (1,459,183)     (851,134)      (75,795)         1,951,131       (493,531)
                                   ----------     -----------    ----------      --------        -----------      ---------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     1,329,854      (4,321,436)    2,038,626       344,094          9,796,006        738,505
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     2,052,371      (5,780,619)    1,187,492       268,299         11,747,137        244,974
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $2,026,145     $(5,995,560)   $6,417,201      $232,093        $11,052,013      $ 114,642
                                   ==========     ===========    ==========      ========        ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                       JANUS        JPMORGAN
                                                                           JANUS         JANUS     HENDERSON VIT INSURANCE TRUST
                                                                       HENDERSON VIT HENDERSON VIT   U.S. LOW        GLOBAL
                                     IVY VIP SCIENCE IVY VIP SMALL CAP   BALANCED    FLEXIBLE BOND  VOLATILITY     ALLOCATION
                                     AND TECHNOLOGY       GROWTH         PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                     --------------- ----------------- ------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $        --      $       --      $  653,406     $671,042     $  135,075     $  211,807
 Expenses:
   Asset-based charges..............     1,003,677         363,467         532,242      302,037        111,552        189,169
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)........    (1,003,677)       (363,467)        121,164      369,005         23,523         22,638
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     1,385,273        (488,932)        221,884      (32,562)       136,787        122,938
   Net realized gain distribution
    from the Portfolios.............     6,330,651         616,111          86,018           --             --        690,758
                                       -----------      ----------      ----------     --------     ----------     ----------
 Net realized gain (loss)...........     7,715,924         127,179         307,902      (32,562)       136,787        813,696
                                       -----------      ----------      ----------     --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    11,989,180       5,187,888       6,419,309      178,798      1,111,077      1,391,163
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    19,705,104       5,315,067       6,727,211      146,236      1,247,864      2,204,859
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $18,701,427      $4,951,600      $6,848,375     $515,241     $1,271,387     $2,227,497
                                       ===========      ==========      ==========     ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         LAZARD                                   LORD ABBETT
                                        JPMORGAN       RETIREMENT    LORD ABBETT    LORD ABBETT  SERIES FUND -
                                     INSURANCE TRUST    EMERGING    SERIES FUND -  SERIES FUND -    GROWTH         MFS(R)
                                     INCOME BUILDER  MARKETS EQUITY BOND DEBENTURE CLASSIC STOCK OPPORTUNITIES  INTERNATIONAL
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
                                     --------------- -------------- -------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  519,695     $ 1,661,039     $4,879,418     $ 36,733      $     --      $ 2,767,480
 Expenses:
   Asset-based charges..............      158,563       1,276,809      1,451,850       61,998        67,875        2,838,185
                                       ----------     -----------     ----------     --------      --------      -----------

NET INVESTMENT INCOME (LOSS)........      361,132         384,230      3,427,568      (25,265)      (67,875)         (70,705)
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      104,642         481,509         22,900      (29,127)      (46,941)       4,465,168
   Net realized gain distribution
    from the Portfolios.............      127,932              --      1,149,500      374,559       167,589          201,774
                                       ----------     -----------     ----------     --------      --------      -----------
 Net realized gain (loss)...........      232,574         481,509      1,172,400      345,432       120,648        4,666,942
                                       ----------     -----------     ----------     --------      --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      653,479      19,842,318      3,201,159      311,206       842,896       40,654,272
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      886,053      20,323,827      4,373,559      656,638       963,544       45,321,214
                                       ----------     -----------     ----------     --------      --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,247,185     $20,708,057     $7,801,127     $631,373      $895,669      $45,250,509
                                       ==========     ===========     ==========     ========      ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       MFS(R)
                                                    MASSACHUSETTS
                                                      INVESTORS
                                   MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) TECHNOLOGY MFS(R) UTILITIES MFS(R) VALUE
                                     TRUST SERIES     PORTFOLIO       SERIES          PORTFOLIO          SERIES         SERIES
                                   ---------------- ------------- --------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   68,031     $   53,123      $ 23,640        $       --        $2,145,817     $  331,418
 Expenses:
   Asset-based charges............       164,668        178,005        24,844           413,929           704,947        212,758
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INVESTMENT INCOME (LOSS)......       (96,637)      (124,882)       (1,204)         (413,929)        1,440,870        118,660
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       249,617       (106,611)        5,058         1,857,097          (698,550)        38,637
   Net realized gain
    distribution from the
    Portfolios....................       487,505        663,770       141,786           654,039                --        767,660
                                      ----------     ----------      --------        ----------        ----------     ----------
 Net realized gain (loss).........       737,122        557,159       146,844         2,511,136          (698,550)       806,297
                                      ----------     ----------      --------        ----------        ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     1,650,765      2,473,295       257,702         6,433,669         5,295,473      1,820,644
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     2,387,887      3,030,454       404,546         8,944,805         4,596,923      2,626,941
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $2,291,250     $2,905,572      $403,342        $8,530,876        $6,037,793     $2,745,601
                                      ==========     ==========      ========        ==========        ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                              NEUBERGER
                                     MULTIMANAGER                                                               BERMAN
                                      AGGRESSIVE  MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER  INTERNATIONAL
                                       EQUITY*     CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*  EQUITY PORTFOLIO
                                     ------------ ------------ --------------- -------------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   23,790   $2,275,205    $       --      $   88,187   $     1,420      $ 25,408
 Expenses:
   Asset-based charges..............     216,521    1,609,496       264,597         198,421       449,228        49,067
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INVESTMENT INCOME (LOSS)........    (192,731)     665,709      (264,597)       (110,234)     (447,808)      (23,659)
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     932,419     (274,502)      (31,418)      1,069,325     1,409,940        66,139
   Net realized gain distribution
    from the Portfolios.............          --           --     1,550,647              --     3,119,200            --
                                      ----------   ----------    ----------      ----------   -----------      --------
 Net realized gain (loss)...........     932,419     (274,502)    1,519,229       1,069,325     4,529,140        66,139
                                      ----------   ----------    ----------      ----------   -----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   2,975,088    1,192,066     2,803,490        (114,374)    5,867,855       738,642
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   3,907,507      917,564     4,322,719         954,951    10,396,995       804,781
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $3,714,776   $1,583,273    $4,058,122      $  844,717   $ 9,949,187      $781,122
                                      ==========   ==========    ==========      ==========   ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                        PIMCO GLOBAL
                                     NEUBERGER BERMAN        PIMCO                                      MULTI-ASSET
                                     U.S. EQUITY INDEX   COMMODITYREAL    PIMCO EMERGING  PIMCO GLOBAL    MANAGED     PIMCO REAL
                                     PUTWRITE STRATEGY RETURN(R) STRATEGY  MARKETS BOND  BOND PORTFOLIO  ALLOCATION     RETURN
                                         PORTFOLIO         PORTFOLIO        PORTFOLIO      (UNHEDGED)    PORTFOLIO    PORTFOLIO
                                     ----------------- ------------------ -------------- -------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....     $     --         $ 1,825,737       $1,000,516      $ 52,247      $ 30,114   $ 1,308,929
 Expenses:
   Asset-based charges..............       26,901             235,014          281,426        27,000        16,573       825,185
                                         --------         -----------       ----------      --------      --------   -----------

NET INVESTMENT INCOME (LOSS)........      (26,901)          1,590,723          719,090        25,247        13,541       483,744
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------
 Net realized gain (loss)...........      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      148,583           1,125,122        1,163,037       116,260       120,803     1,886,490
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      133,666          (1,523,194)         855,079       118,159       147,185       703,682
                                         --------         -----------       ----------      --------      --------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...     $106,765         $    67,529       $1,574,169      $143,406      $160,726   $ 1,187,426
                                         ========         ===========       ==========      ========      ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                            PUTNAM VT
                                     PIMCO TOTAL                                  PUTNAM VT     PUTNAM VT  GLOBAL ASSET
                                       RETURN                     PROFUND VP   ABSOLUTE RETURN DIVERSIFIED  ALLOCATION
                                      PORTFOLIO  PROFUND VP BEAR BIOTECHNOLOGY    500 FUND     INCOME FUND     FUND
                                     ----------- --------------- ------------- --------------- ----------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $3,080,232     $     --      $       --      $     --      $478,672     $ 37,809
 Expenses:
   Asset-based charges..............  2,227,674        2,343         671,805        27,530       115,481       34,171
                                     ----------     --------      ----------      --------      --------     --------

NET INVESTMENT INCOME (LOSS)........    852,558       (2,343)       (671,805)      (27,530)      363,191        3,638
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   (679,474)     (18,998)        656,094        (6,017)      (55,858)       2,993
   Net realized gain distribution
    from the Portfolios.............         --           --              --            --            --       89,704
                                     ----------     --------      ----------      --------      --------     --------
 Net realized gain (loss)...........   (679,474)     (18,998)        656,094        (6,017)      (55,858)      92,697
                                     ----------     --------      ----------      --------      --------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  5,045,169      (16,008)      8,726,890       163,436       190,681      316,193
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  4,365,695      (35,006)      9,382,984       157,419       134,823      408,890
                                     ----------     --------      ----------      --------      --------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $5,218,253     $(37,349)     $8,711,179      $129,889      $498,014     $412,528
                                     ==========     ========      ==========      ========      ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                   QS LEGG MASON                   SEI VP
                                                   DYNAMIC MULTI-    SEI VP     CONSERVATIVE  SEI VP MARKET  SEI VP MARKET
                                       PUTNAM VT    STRATEGY VIT    BALANCED      STRATEGY   GROWTH STRATEGY PLUS STRATEGY
                                     RESEARCH FUND   PORTFOLIO    STRATEGY FUND     FUND          FUND           FUND
                                     ------------- -------------- ------------- ------------ --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $ 1,763       $ 45,682      $128,722      $195,429      $105,465       $ 26,975
 Expenses:
   Asset-based charges..............      3,610         44,691        94,071       148,347        87,554         22,059
                                        -------       --------      --------      --------      --------       --------

NET INVESTMENT INCOME (LOSS)........     (1,847)           991        34,651        47,082        17,911          4,916
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     12,431        (24,828)       26,135        54,566       (10,543)        (2,128)
   Net realized gain distribution
    from the Portfolios.............         --             --            --        57,365            --             --
                                        -------       --------      --------      --------      --------       --------
 Net realized gain (loss)...........     12,431        (24,828)       26,135       111,931       (10,543)        (2,128)
                                        -------       --------      --------      --------      --------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     51,533        419,774       679,124       261,731       855,140        285,906
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     63,964        394,946       705,259       373,662       844,597        283,778
                                        -------       --------      --------      --------      --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $62,117       $395,937      $739,910      $420,744      $862,508       $288,694
                                        =======       ========      ========      ========      ========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                SEI VP     T. ROWE PRICE    HEALTH        TEMPLETON                         TEMPLETON
                               MODERATE    EQUITY INCOME   SCIENCES       DEVELOPING       TEMPLETON     GLOBAL BOND VIP
                             STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II  MARKETS VIP FUND FOREIGN VIP FUND      FUND
                             ------------- ------------- ------------- ---------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $154,389      $100,293     $        --     $  120,018       $  220,746      $        --
 Expenses:
   Asset-based charges......    125,172        72,075       1,820,987        210,369          121,365        1,886,206
                               --------      --------     -----------     ----------       ----------      -----------

NET INVESTMENT INCOME
 (LOSS).....................     29,217        28,218      (1,820,987)       (90,351)          99,381       (1,886,206)
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...    252,084        46,177       3,754,435        960,540         (191,307)      (1,883,422)
   Net realized gain
    distribution from the
    Portfolios..............     31,632       726,618       6,072,274             --               --          432,393
                               --------      --------     -----------     ----------       ----------      -----------
 Net realized gain (loss)...    283,716       772,795       9,826,709        960,540         (191,307)      (1,451,029)
                               --------      --------     -----------     ----------       ----------      -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    405,366        52,332      21,135,332      3,852,321        1,278,776        4,063,117
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    689,082       825,127      30,962,041      4,812,861        1,087,469        2,612,088
                               --------      --------     -----------     ----------       ----------      -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $718,299      $853,345     $29,141,054     $4,722,510       $1,186,850      $   725,882
                               ========      ========     ===========     ==========       ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        VANECK VIP
                                                                       UNCONSTRAINED
                                                          VANECK VIP     EMERGING
                                             TEMPLETON    GLOBAL HARD  MARKETS BOND
                                          GROWTH VIP FUND ASSETS FUND      FUND
                                          --------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 31,169     $        --     $17,114
 Expenses:
   Asset-based charges...................      26,283         362,667       9,433
                                             --------     -----------     -------

NET INVESTMENT INCOME (LOSS).............       4,886        (362,667)      7,681
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      63,258      (2,028,807)     (6,140)
   Net realized gain (loss)..............      63,258      (2,028,807)     (6,140)
                                             --------     -----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments.........     229,919       1,188,712      77,633
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     293,177        (840,095)     71,493
                                             --------     -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $298,063     $(1,202,762)    $79,174
                                             ========     ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT CONVERTIBLE    1290 VT DOUBLELINE DYNAMIC    1290 VT DOUBLELINE
                                                          SECURITIES*               ALLOCATION*         OPPORTUNISTIC BOND* (A)(B)
                                                   ------------------------  ------------------------   --------------------------
                                                       2017         2016         2017          2016         2017         2016
                                                   -----------  -----------  -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   330,483  $   348,270  $  (130,064)  $    29,136  $   133,003   $  122,565
 Net realized gain (loss).........................     287,307     (253,167)     854,099        63,709       63,033        3,586
 Net change in unrealized appreciation
   (depreciation) of investments..................     765,968      547,998      527,868       864,441      115,242      (69,373)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,383,758      643,101    1,251,903       957,286      311,278       56,778
                                                   -----------  -----------  -----------   -----------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     512,781      148,967    1,522,285     2,751,103    4,928,131    3,908,671
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       1,494   (1,786,909)    (329,695)      162,710    9,441,062    1,766,441
 Redemptions for contract benefits and
   terminations...................................     (49,958)     (61,826)    (598,225)     (908,806)    (921,474)    (154,255)
 Contract maintenance charges.....................         (18)          --       (3,888)       (3,732)        (662)        (177)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     464,299   (1,699,768)     590,477     2,001,275   13,447,057    5,520,680
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --   (1,000,000)          35            70       (3,270)         197
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,848,057   (2,056,667)   1,842,415     2,958,631   13,755,065    5,577,655
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,678,718   11,735,385   15,064,682    12,106,051    7,165,790    1,588,135
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $11,526,775  $ 9,678,718  $16,907,097   $15,064,682  $20,920,855   $7,165,790
                                                   ===========  ===========  ===========   ===========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
(b)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       1290 VT GAMCO MERGERS &
                                                       1290 VT ENERGY*       1290 VT EQUITY INCOME*         ACQUISITIONS*
                                                   -----------------------  ------------------------  ------------------------
                                                      2017         2016         2017         2016         2017         2016
                                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   69,461  $    40,756  $    93,957  $   174,540  $  (207,757) $  (216,566)
 Net realized gain (loss).........................    (34,148)    (681,029)   1,920,112    2,482,856      988,279      784,490
 Net change in unrealized appreciation
   (depreciation) of investments..................   (131,367)   1,476,051    2,228,366      388,294       26,994      380,421
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (96,054)     835,778    4,242,435    3,045,690      807,516      948,345
                                                   ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    413,341      667,778    1,559,514    1,631,410    1,732,835    1,592,194
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    265,784      753,932     (396,273)    (677,843)     122,734       82,713
 Redemptions for contract benefits and
   terminations...................................   (199,888)     (95,742)  (1,873,935)  (1,677,336)  (1,080,775)    (747,721)
 Contract maintenance charges.....................        (77)         (25)    (153,921)    (151,716)      (1,590)      (1,741)
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    479,160    1,325,943     (864,615)    (875,485)     773,204      925,445
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --   (1,249,999)          --           --           --           --
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    383,106      911,722    3,377,820    2,170,205    1,580,720    1,873,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,394,033    3,482,311   30,758,330   28,588,125   16,560,236   14,686,446
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,777,139  $ 4,394,033  $34,136,150  $30,758,330  $18,140,956  $16,560,236
                                                   ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             1290 VT GAMCO SMALL                                1290 VT LOW VOLATILITY
                                               COMPANY VALUE*        1290 VT HIGH YIELD BOND*       GLOBAL EQUITY*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (2,009,648) $ (1,801,432) $   463,743  $   417,227  $    39,788  $    70,002
 Net realized gain (loss)...............   25,746,940    10,415,341      (27,035)    (133,952)     371,671      184,153
 Net change in unrealized appreciation
   (depreciation) of investments........   13,423,318    33,842,000      149,416      612,556      231,993       80,528
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   37,160,610    42,455,909      586,124      895,831      643,452      334,683
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,876,839    22,840,066    2,175,121    1,532,102      413,931      353,330
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,216,987     2,198,701      707,162    1,390,604      134,810      252,706
 Redemptions for contract benefits and
   terminations.........................  (15,802,160)  (10,030,270)    (918,217)    (586,350)    (131,766)     (85,290)
 Contract maintenance charges...........      (35,217)      (32,721)      (1,286)      (1,227)         (12)          --
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,256,449    14,975,776    1,962,780    2,335,129      416,963      520,746
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          261           557          171           49   (2,241,107)  (1,200,000)
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   50,417,320    57,432,242    2,549,075    3,231,009   (1,180,692)    (344,571)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  246,501,269   189,069,027   11,034,451    7,803,442    3,701,278    4,045,849
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $296,918,589  $246,501,269  $13,583,526  $11,034,451  $ 2,520,586  $ 3,701,278
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   1290 VT NATURAL RESOURCES*   1290 VT REAL ESTATE*    1290 VT SMARTBETA EQUITY*
                                                   -------------------------  ------------------------  -------------------------
                                                       2017         2016          2017         2016         2017         2016
                                                   -----------   ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    74,273   $   60,815   $   286,893  $   (73,466) $   190,404  $   167,135
 Net realized gain (loss).........................      87,149     (369,890)      126,322      167,891      443,795        3,850
 Net change in unrealized appreciation
   (depreciation) of investments..................     420,713    1,183,238       669,775       79,261    2,163,222      537,832
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     582,135      874,163     1,082,990      173,686    2,797,421      708,817
                                                   -----------   ----------   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,464,469    1,306,408     1,741,921    1,950,985      158,304      157,151
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,166,190)   1,589,318      (622,845)   1,467,978      132,975      114,404
 Redemptions for contract benefits and
   terminations...................................    (275,504)    (186,981)   (1,078,072)    (451,612)     (57,462)     (49,579)
 Contract maintenance charges.....................        (602)        (432)       (1,382)      (1,336)          (8)          --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      22,173    2,708,313        39,622    2,966,015      233,809      221,976
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --          128            --           93           --           --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............     604,308    3,582,604     1,122,612    3,139,794    3,031,230      930,793
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,680,108    2,097,504    12,294,571    9,154,777   12,809,499   11,878,706
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 6,284,416   $5,680,108   $13,417,183  $12,294,571  $15,840,729  $12,809,499
                                                   ===========   ==========   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT SOCIALLY       7TWELVE/TM/ BALANCED    AB VPS BALANCED WEALTH
                                                        RESPONSIBLE*               PORTFOLIO          STRATEGY PORTFOLIO**
                                                   ----------------------  ------------------------  ----------------------
                                                      2017        2016         2017         2016        2017        2016
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (7,930) $     (440) $  (739,372) $  (911,058) $   19,837  $   21,737
 Net realized gain (loss).........................    608,603      42,929      787,539     (194,975)     10,464     287,581
 Net change in unrealized appreciation
   (depreciation) of investments..................     88,384     207,517    6,129,095    6,698,783     659,682    (148,917)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    689,057     250,006    6,177,262    5,592,750     689,983     160,401
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    468,270     638,837    2,805,957    3,843,320      60,531     219,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (175,202)    181,035   (5,765,916)  (7,220,901)   (167,751)    (58,662)
 Redemptions for contract benefits and
   terminations...................................   (123,594)   (169,745)  (6,036,067)  (5,035,039)   (410,120)   (359,733)
 Contract maintenance charges.....................    (29,120)    (27,633)     (14,677)     (16,728)       (658)       (673)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    140,354     622,494   (9,010,703)  (8,429,348)   (517,998)   (199,318)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    829,411     872,500   (2,833,441)  (2,836,598)    171,985     (38,917)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,503,125   2,630,625   74,489,344   77,325,942   5,298,892   5,337,809
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,332,536  $3,503,125  $71,655,903  $74,489,344  $5,470,877  $5,298,892
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AB VPS GLOBAL THEMATIC AB VPS GROWTH AND INCOME   AB VPS INTERNATIONAL
                                                    GROWTH PORTFOLIO**          PORTFOLIO**           GROWTH PORTFOLIO**
                                                   --------------------   ----------------------   -----------------------
                                                      2017        2016       2017         2016        2017         2016
                                                   ----------   --------  ----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (6,185)  $ (3,770) $    3,361   $   (4,661) $  (40,963) $  (114,684)
 Net realized gain (loss).........................     51,867      3,765     328,257      146,838     326,750       (9,211)
 Net change in unrealized appreciation
   (depreciation) of investments..................    152,181      2,047     224,029      108,848   2,123,542     (578,781)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    197,863      2,042     555,647      251,025   2,409,329     (702,676)
                                                   ----------   --------  ----------   ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    475,866    199,885     811,750    1,056,782     329,981      308,427
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     82,679    152,673     (49,267)     585,143     345,562     (658,848)
 Redemptions for contract benefits and
   terminations...................................    (90,190)   (12,956)    (69,189)     (46,936)   (792,839)    (473,901)
 Contract maintenance charges.....................         (9)        --         (52)          --      (1,493)      (1,579)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    468,346    339,602     693,242    1,594,989    (118,789)    (825,901)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         20          9          --           --          --           --
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    666,229    341,653   1,248,889    1,846,014   2,290,540   (1,528,577)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    488,713    147,060   2,944,986    1,098,972   7,354,230    8,882,807
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,154,942   $488,713  $4,193,875   $2,944,986  $9,644,770  $ 7,354,230
                                                   ==========   ========  ==========   ==========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements. **Denotes Variable Investment Options that invest in shares of a Portfolio of
  AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AB VPS REAL ESTATE    AB VPS SMALL/MID CAP VALUE         ALL ASSET
                                                   INVESTMENT PORTFOLIO**        PORTFOLIO**          GROWTH-ALT 20* (C)(D)(E)(F)
                                                   ----------------------  -------------------------  --------------------------
                                                      2017        2016        2017          2016          2017          2016
                                                   ----------  ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   21,768  $    9,714  $  (30,760)   $  (15,990)  $   164,842   $     9,961
 Net realized gain (loss).........................    281,435      96,096     205,641        97,171     1,068,096       284,966
 Net change in unrealized appreciation
   (depreciation) of investments..................    (48,288)    (35,762)    230,333       427,046     3,285,278       975,190
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from operations................................    254,915      70,048     405,214       508,227     4,518,216     1,270,117
                                                   ----------  ----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,019,264   1,664,526     854,029       808,042     1,606,421     2,746,769
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    169,249   1,090,037      62,711       462,240    22,623,943       218,620
 Redemptions for contract benefits and
   terminations...................................   (201,911)   (148,709)   (146,846)      (66,580)   (3,007,504)     (593,385)
 Contract maintenance charges.....................        (35)         --         (86)           (3)       (7,665)       (5,376)
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    986,567   2,605,854     769,808     1,203,699    21,215,195     2,366,628
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         31          72          28            41       (43,089)           --
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,241,513   2,675,974   1,175,050     1,711,967    25,690,322     3,636,745
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,321,626   1,645,652   2,851,726     1,139,759    18,358,701    14,721,956
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,563,139  $4,321,626  $4,026,776    $2,851,726   $44,049,023   $18,358,701
                                                   ==========  ==========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
(d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
(e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 due to a fund merger on May 19, 2017.
(f)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   ALPS | RED ROCKS LISTED    AMERICAN CENTURY VP     AMERICAN CENTURY VP LARGE
                                                   PRIVATE EQUITY PORTFOLIO INFLATION PROTECTION FUND         COMPANY VALUE
                                                   ----------------------   ------------------------  ------------------------
                                                      2017         2016        2017         2016         2017         2016
                                                   ----------   ----------  ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   47,598   $     (417) $   89,970   $   23,360   $    2,672   $   12,106
 Net realized gain (loss).........................     56,701        1,489      (9,748)     (14,706)     204,835      230,465
 Net change in unrealized appreciation
   (depreciation) of investments..................    337,207       91,417      59,496       81,180        5,843       38,276
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................    441,506       92,489     139,718       89,834      213,350      280,847
                                                   ----------   ----------  ----------   ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    932,632      717,464   1,982,297    1,086,326       48,540        7,001
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    448,915      357,413     302,116      362,349      (70,053)    (345,699)
 Redemptions for contract benefits and
   terminations...................................   (105,514)     (40,095)   (413,139)    (429,080)    (180,305)     (99,149)
 Contract maintenance charges.....................        (54)        (103)        (83)          (1)        (337)        (356)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  1,275,979    1,034,679   1,871,191    1,019,594     (202,155)    (438,203)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --          (16)         47           --           --           --
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,717,485    1,127,152   2,010,956    1,109,428       11,195     (157,356)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,583,670      456,518   4,317,396    3,207,968    2,365,960    2,523,316
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,301,155   $1,583,670  $6,328,352   $4,317,396   $2,377,155   $2,365,960
                                                   ==========   ==========  ==========   ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     AMERICAN FUNDS INSURANCE
                                           AMERICAN CENTURY VP MID   SERIES(R) ASSET ALLOCATION AMERICAN FUNDS INSURANCE
                                               CAP VALUE FUND                FUND/SM/            SERIES(R) BOND FUND/SM/
                                         --------------------------  ------------------------   ------------------------
                                             2017          2016          2017          2016         2017         2016
                                         ------------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     77,129  $    175,764  $   182,632   $   101,367  $   204,495  $    82,740
 Net realized gain (loss)...............    5,376,063     5,054,902    1,705,278       267,228      387,140       21,681
 Net change in unrealized appreciation
   (depreciation) of investments........    6,848,848    11,850,293    2,881,854     1,370,183      120,400       (9,004)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,302,040    17,080,959    4,769,764     1,738,778      712,035       95,417
                                         ------------  ------------  -----------   -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   19,912,436    17,610,344   16,893,357     8,958,186    4,060,075    5,988,690
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    5,015,385    12,776,811    3,886,519     3,627,872   (1,470,490)   9,182,934
 Redemptions for contract benefits and
   terminations.........................   (7,384,317)   (4,007,553)  (1,620,274)   (2,270,785)  (2,352,385)  (1,469,368)
 Contract maintenance charges...........      (12,551)      (10,001)        (384)          (16)      (4,237)      (3,651)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   17,530,953    26,369,601   19,159,218    10,315,257      232,963   13,698,605
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       16,943         4,190          602           319           --          531
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   29,849,936    43,454,750   23,929,584    12,054,354      944,998   13,794,553
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  112,908,204    69,453,454   27,035,047    14,980,693   39,988,038   26,193,485
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $142,758,140  $112,908,204  $50,964,631   $27,035,047  $40,933,036  $39,988,038
                                         ============  ============  ===========   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AMERICAN FUNDS INSURANCE AMERICAN FUNDS INSURANCE  AMERICAN FUNDS INSURANCE
                                                   SERIES(R) GLOBAL GROWTH   SERIES(R) GLOBAL SMALL   SERIES(R) GROWTH-INCOME
                                                          FUND/SM/           CAPITALIZATION FUND/SM/          FUND/SM/
                                                   ----------------------   ------------------------  -----------------------
                                                      2017         2016         2017         2016         2017        2016
                                                   ----------   ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (25,337)  $  (14,183) $  (140,137) $  (152,355) $    31,934  $   13,950
 Net realized gain (loss).........................    174,429      226,739     (278,792)   1,648,089      520,375     311,518
 Net change in unrealized appreciation
   (depreciation) of investments..................  1,201,146     (204,177)   3,468,868   (1,430,656)   1,117,542     178,961
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  1,350,238        8,379    3,049,939       65,078    1,669,851     504,429
                                                   ----------   ----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,415,249    1,201,245    1,407,694    1,227,371    3,685,751   1,308,475
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,322,935      209,982      600,917     (770,014)     887,673     366,426
 Redemptions for contract benefits and
   terminations...................................   (175,278)     (83,778)    (619,627)    (367,491)    (323,295)   (302,565)
 Contract maintenance charges.....................       (113)          (1)      (1,902)      (1,744)         (95)        (10)
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  2,562,793    1,327,448    1,387,082       88,122    4,250,034   1,372,326
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......        108           23           --           --           --          --
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  3,913,139    1,335,850    4,437,021      153,200    5,919,885   1,876,755
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,004,919    2,669,069   12,238,077   12,084,877    6,035,254   4,158,499
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,918,058   $4,004,919  $16,675,098  $12,238,077  $11,955,139  $6,035,254
                                                   ==========   ==========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         AMERICAN FUNDS INSURANCE   AMERICAN FUNDS INSURANCE
                                         SERIES(R) INTERNATIONAL    SERIES(R) MANAGED RISK ASSET AMERICAN FUNDS INSURANCE
                                         GROWTH AND INCOME FUND/SM/   ALLOCATION FUND/SM/        SERIES(R) NEW WORLD FUND(R)
                                         -------------------------  ---------------------------  --------------------------
                                            2017          2016         2017           2016           2017          2016
                                          ----------   ----------    ----------     ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   51,218    $   42,865   $  (44,772)    $   (4,114)   $  (237,390)  $  (243,920)
 Net realized gain (loss)...............      2,189      (158,257)     138,248        130,741         66,046    (1,003,811)
 Net change in unrealized appreciation
   (depreciation) of investments........    831,397       101,085      734,597        160,877     10,717,773     2,535,134
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............    884,804       (14,307)     828,073        287,504     10,546,429     1,287,403
                                          ----------   ----------    ----------     ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,247,382       801,703      144,174        351,231      5,909,539     5,537,594
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    346,012      (327,530)   1,724,735        (68,073)     3,058,928       759,837
 Redemptions for contract benefits and
   terminations.........................   (139,033)     (102,068)    (865,561)      (494,525)    (2,373,111)   (1,306,641)
 Contract maintenance charges...........        (37)           (7)        (668)          (603)        (4,402)       (3,596)
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,454,324       372,098    1,002,680       (211,970)     6,590,954     4,987,194
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         49            --           --             --             --            --
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  2,339,177       357,791    1,830,753         75,534     17,137,383     6,274,597
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,228,846     2,871,055    5,775,032      5,699,498     36,229,861    29,955,264
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $5,568,023    $3,228,846   $7,605,785     $5,775,032    $53,367,244   $36,229,861
                                          ==========   ==========    ==========     ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              AXA 400 MANAGED            AXA 500 MANAGED            AXA 2000 MANAGED
                                                VOLATILITY*                VOLATILITY*                VOLATILITY*
                                         ------------------------  --------------------------  -------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (546,999) $  (519,300) $   (646,205) $   (423,494) $  (575,992) $   (553,423)
 Net realized gain (loss)...............  10,854,726    6,377,930    18,432,757     8,871,073    9,451,010     4,608,067
 Net change in unrealized appreciation
   (depreciation) of investments........    (265,277)   6,593,965    13,381,317     7,168,468      152,276     9,370,864
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  10,042,450   12,452,595    31,167,869    15,616,047    9,027,294    13,425,508
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,480,656    3,328,191     3,710,886     4,890,064    2,224,338     1,468,967
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,859,908)  (4,623,555)  (10,748,397)   (2,098,144)  (3,633,763)   (5,622,778)
 Redemptions for contract benefits and
   terminations.........................  (6,199,294)  (4,260,141)  (16,922,951)  (11,188,281)  (6,637,689)   (4,688,715)
 Contract maintenance charges...........  (1,266,857)  (1,186,139)   (2,762,033)   (2,681,800)  (1,206,519)   (1,203,619)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (8,845,403)  (6,741,644)  (26,722,495)  (11,078,161)  (9,253,633)  (10,046,145)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --            --           (19)          --            --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,197,047    5,710,951     4,445,374     4,537,867     (226,339)    3,379,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  78,033,589   72,322,638   175,397,772   170,859,905   77,964,606    74,585,243
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $79,230,636  $78,033,589  $179,843,146  $175,397,772  $77,738,267  $ 77,964,606
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                      AXA AGGRESSIVE
                                        ALLOCATION*           AXA AGGRESSIVE STRATEGY*         AXA BALANCED STRATEGY*
                                 ------------------------  ------------------------------  ------------------------------
                                     2017         2016          2017            2016            2017            2016
                                 -----------  -----------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)... $    52,656  $   (75,275) $    9,528,993  $   (7,687,107) $   (3,187,434) $  (13,538,824)
 Net realized gain (loss).......   1,256,370    1,011,291      49,302,057      12,766,549      63,301,204      31,730,227
 Net change in unrealized
   appreciation (depreciation)
   of investments...............   2,504,038      490,659     355,992,324     154,770,623     173,147,275      95,125,315
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   operations...................   3,813,064    1,426,675     414,823,374     159,850,065     233,261,045     113,316,718
                                 -----------  -----------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners...............   3,563,425    2,136,082     374,708,676     323,852,731     167,043,730     237,268,605
 Transfers between Variable
   Investment Options including
   guaranteed interest account,
   net..........................    (205,956)      (8,983)    232,067,093      73,685,857      42,667,520      66,942,590
 Redemptions for contract
   benefits and terminations....  (1,347,683)  (1,180,594)   (104,925,791)    (47,547,606)   (153,848,743)   (110,077,413)
 Contract maintenance charges...      (4,775)      (5,588)    (47,934,581)    (36,921,412)    (46,958,041)    (41,971,804)
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions..   2,005,011      940,917     453,915,397     313,069,570       8,904,466     152,161,978
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70...............          --           --          16,463           9,769             582           6,662
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS.........................   5,818,075    2,367,592     868,755,234     472,929,404     242,166,093     265,485,358
NET ASSETS -- BEGINNING OF YEAR
 OR PERIOD......................  20,960,588   18,592,996   2,709,398,174   2,236,468,770   2,791,403,696   2,525,918,338
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD......................... $26,778,663  $20,960,588  $3,578,153,408  $2,709,398,174  $3,033,569,789  $2,791,403,696
                                 ===========  ===========  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             AXA CONSERVATIVE GROWTH           AXA CONSERVATIVE           AXA GLOBAL EQUITY
                                                    STRATEGY*                     STRATEGY*              MANAGED VOLATILITY*
                                         ------------------------------  ---------------------------  ------------------------
                                              2017            2016            2017          2016          2017         2016
                                         --------------  --------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,366,862) $   (6,242,682) $  (3,125,967) $ (4,537,634) $   (60,931) $   (71,724)
 Net realized gain (loss)...............     29,388,776      14,154,814     15,332,808     6,302,568      737,638      370,788
 Net change in unrealized appreciation
   (depreciation) of investments........     58,400,077      34,156,942      8,796,574     8,114,147    2,880,963       77,287
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     85,421,991      42,069,074     21,003,415     9,879,081    3,557,670      376,351
                                         --------------  --------------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     85,831,516     137,012,779     36,912,006    82,588,206      873,013      584,295
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      5,229,912      50,888,400    (57,012,525)   68,018,052     (494,476)     (29,426)
 Redemptions for contract benefits and
   terminations.........................    (77,674,528)    (59,110,963)   (70,104,386)  (52,093,572)  (1,095,197)    (715,547)
 Contract maintenance charges...........    (21,644,045)    (19,288,603)   (12,773,666)  (12,651,231)    (195,197)    (171,719)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     (8,257,145)    109,501,613   (102,978,571)   85,861,455     (911,857)    (332,397)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............            254           6,990          6,091            13           --           --
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     77,165,100     151,577,677    (81,969,065)   95,740,549    2,645,813       43,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,320,323,833   1,168,746,156    792,724,476   696,983,927   14,923,518   14,879,564
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,397,488,933  $1,320,323,833  $ 710,755,411  $792,724,476  $17,569,331  $14,923,518
                                         ==============  ==============  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          AXA INTERNATIONAL CORE        AXA INTERNATIONAL
                                              AXA GROWTH STRATEGY*          MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                         ------------------------------  ------------------------  --------------------------
                                              2017            2016           2017         2016         2017          2016
                                         --------------  --------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,990,767  $  (13,282,282) $    27,903  $  (136,958) $    571,888  $   (251,135)
 Net realized gain (loss)...............     73,428,195      34,577,362      179,763     (161,920)    3,601,844    (1,460,112)
 Net change in unrealized appreciation
   (depreciation) of investments........    378,210,484     178,003,469    2,575,344      112,977    18,772,861           177
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    457,629,446     199,298,549    2,783,010     (185,901)   22,946,593    (1,711,070)
                                         --------------  --------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    335,304,446     367,618,445      711,464      472,558     1,068,149     1,157,358
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    159,327,526      87,015,772     (427,264)    (224,467)   (9,012,553)    4,011,819
 Redemptions for contract benefits and
   terminations.........................   (146,155,818)    (92,964,974)    (913,533)    (710,162)   (9,623,006)   (7,117,135)
 Contract maintenance charges...........    (62,456,343)    (52,436,131)    (156,448)    (154,822)   (1,801,820)   (1,853,424)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    286,019,811     309,233,112     (785,781)    (616,893)  (19,369,230)   (3,801,382)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          9,837         127,348           --          160            --            --
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    743,659,094     508,659,009    1,997,229     (802,634)    3,577,363    (5,512,452)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,616,244,711   3,107,585,702   11,706,648   12,509,282   109,748,521   115,260,973
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $4,359,903,805  $3,616,244,711  $13,703,877  $11,706,648  $113,325,884  $109,748,521
                                         ==============  ==============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AXA INTERNATIONAL VALUE    AXA LARGE CAP CORE       AXA LARGE CAP GROWTH
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   14,997  $  (31,052) $   (49,637) $   (26,235) $  (239,891) $  (204,419)
 Net realized gain (loss).........................     65,050     (68,160)   1,231,476      449,146    3,478,525    2,013,707
 Net change in unrealized appreciation
   (depreciation) of investments..................    570,087      49,531      678,442      230,753    2,583,874     (961,153)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    650,134     (49,681)   1,860,281      653,664    5,822,508      848,135
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     40,196      37,701      669,923    2,045,012      565,694    1,318,338
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     50,511    (378,061)    (236,054)  (1,114,295)    (697,345)  (1,301,983)
 Redemptions for contract benefits and
   terminations...................................   (415,022)   (181,161)    (592,680)    (319,220)  (1,681,990)  (1,328,872)
 Contract maintenance charges.....................       (504)       (571)    (202,630)    (146,253)    (389,237)    (367,895)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (324,819)   (522,092)    (361,441)     465,244   (2,202,878)  (1,680,412)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    325,315    (571,773)   1,498,840    1,118,908    3,619,630     (832,277)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,114,901   3,686,674    9,344,385    8,225,477   22,207,361   23,039,638
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,440,216  $3,114,901  $10,843,225  $ 9,344,385  $25,826,991  $22,207,361
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA LARGE CAP VALUE    AXA MID CAP VALUE MANAGED
                                            MANAGED VOLATILITY*           VOLATILITY*         AXA MODERATE ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    20,268  $    68,070  $   (69,738) $   (16,771) $    (66,541) $   (467,854)
 Net realized gain (loss)...............   1,217,458     (306,710)   1,913,434      566,524     5,357,645     3,178,838
 Net change in unrealized appreciation
   (depreciation) of investments........   1,598,553    2,165,533      (29,605)   1,602,284     7,348,448     2,052,024
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,836,279    1,926,893    1,814,091    2,152,037    12,639,552     4,763,008
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,184,403    1,734,945    1,133,084    2,785,638    20,082,267    22,676,697
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (105,252)  (7,512,343)      26,582      372,364    (3,572,138)      208,878
 Redemptions for contract benefits and
   terminations.........................  (1,959,708)  (1,033,007)  (1,276,039)    (665,117)  (10,559,973)   (8,508,376)
 Contract maintenance charges...........    (284,667)    (257,575)    (264,993)    (204,976)      (28,752)      (26,986)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,165,224)  (7,067,980)    (381,366)   2,287,909     5,921,404    14,350,213
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --          348           --           --       (21,889)           --
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,671,055   (5,140,739)   1,432,725    4,439,946    18,539,067    19,113,221
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,899,771   29,040,510   17,036,846   12,596,900   129,131,100   110,017,879
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $25,570,826  $23,899,771  $18,469,571  $17,036,846  $147,670,167  $129,131,100
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA ULTRA CONSERVATIVE
                                                    STRATEGY*                   ALLOCATION*                 STRATEGY*
                                         ------------------------------  ------------------------  ---------------------------
                                              2017            2016           2017         2016          2017          2016
                                         --------------  --------------  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     (494,154) $  (27,188,673) $    63,644  $  (208,959) $  (1,484,451) $ (4,883,946)
 Net realized gain (loss)...............    157,077,925      78,063,071    2,973,362    1,902,231    (10,298,365)   26,801,923
 Net change in unrealized appreciation
   (depreciation) of investments........    445,849,836     243,051,422    3,698,784    1,199,660     13,008,359   (14,388,779)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    602,433,607     293,925,820    6,735,790    2,892,932      1,225,543     7,529,198
                                         --------------  --------------  -----------  -----------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    293,986,018     393,743,800    8,659,879    6,911,889       (935,180)        2,325
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    108,984,115     104,083,933   (1,327,149)  (2,740,905)   (93,399,086)  210,239,908
 Redemptions for contract benefits and
   terminations.........................   (333,922,139)   (215,544,381)  (6,248,827)  (3,550,319)   (12,408,700)  (19,206,372)
 Contract maintenance charges...........    (97,733,119)    (88,664,353)     (10,671)     (11,849)    (2,569,218)   (5,398,283)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (28,685,125)    193,618,999    1,073,232      608,816   (109,312,184)  185,637,578
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (3,503)         80,133           --           --            (25)       15,982
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    573,744,979     487,624,952    7,809,022    3,501,748   (108,086,666)  193,182,758
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,886,346,882   5,398,721,930   50,165,921   46,664,173    239,330,347    46,147,589
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,460,091,861  $5,886,346,882  $57,974,943  $50,165,921  $ 131,243,681  $239,330,347
                                         ==============  ==============  ===========  ===========  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                       AXA/AB DYNAMIC MODERATE      AXA/AB SHORT DURATION
                                         AXA/AB DYNAMIC GROWTH*                GROWTH*                GOVERNMENT BOND*
                                       --------------------------  ------------------------------  ----------------------
                                           2017          2016           2017            2016          2017        2016
                                       ------------  ------------  --------------  --------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $ (1,164,629) $ (2,626,341) $   (5,605,336) $  (24,793,730) $  (12,445) $  (18,590)
 Net realized gain (loss).............    8,111,805     1,169,579      70,920,099      49,596,538        (744)       (837)
 Net change in unrealized
   appreciation (depreciation) of
   investments........................   45,376,744    11,809,166     217,239,638      23,958,999      (4,801)        746
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations...   52,323,920    10,352,404     282,554,401      48,761,807     (17,990)    (18,681)
                                       ------------  ------------  --------------  --------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners  123,900,952   139,038,288     146,824,054     191,668,008     348,857     375,120
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net...   33,854,488    48,539,343       3,324,647     (37,308,410)    182,572     286,947
 Redemptions for contract benefits
   and terminations...................   (8,874,424)   (3,790,917)   (122,447,065)    (80,892,075)   (130,454)   (148,468)
 Contract maintenance charges.........   (5,661,556)   (2,683,388)    (43,351,674)    (40,190,029)        (33)         (2)
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions........  143,219,460   181,103,326     (15,650,038)     33,277,494     400,942     513,597
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70............        7,333         6,875             512          70,230          11          13
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.  195,550,713   191,462,605     266,904,875      82,109,531     382,963     494,929
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  338,901,526   147,438,921   2,508,400,850   2,426,291,319   1,662,030   1,167,101
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD... $534,452,239  $338,901,526  $2,775,305,725  $2,508,400,850  $2,044,993  $1,662,030
                                       ============  ============  ==============  ==============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              AXA/CLEARBRIDGE LARGE CAP   AXA/FRANKLIN BALANCED
                                                   AXA/AB SMALL CAP GROWTH*            GROWTH*             MANAGED VOLATILITY*
                                                   ------------------------  --------------------------  -----------------------
                                                       2017         2016         2017          2016          2017        2016
                                                   -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (773,026) $  (516,083) $ (1,070,478) $ (1,149,720) $   105,488  $  101,430
 Net realized gain (loss).........................   5,908,599    2,239,221     9,253,856    (3,532,963)     236,861     221,246
 Net change in unrealized appreciation
   (depreciation) of investments..................   7,482,724    3,889,693     8,604,129     3,699,486      447,366     393,142
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  12,618,297    5,612,831    16,787,507      (983,197)     789,715     715,818
                                                   -----------  -----------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,459,833    3,667,390     1,618,834     1,769,731      287,801     543,801
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,178,651    4,117,643    (6,024,339)  (10,080,244)  11,787,669     291,404
 Redemptions for contract benefits and
   terminations...................................  (3,178,002)  (2,250,481)   (5,679,526)   (4,440,202)    (668,900)   (602,961)
 Contract maintenance charges.....................    (315,453)    (310,647)     (294,573)     (289,354)     (91,140)   (101,168)
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   3,145,029    5,223,905   (10,379,604)  (13,040,069)  11,315,430     131,076
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          64          251            --            --          277          --
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  15,763,390   10,836,987     6,407,903   (14,023,266)  12,105,422     846,894
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  58,347,581   47,510,594    75,700,007    89,723,273    9,610,272   8,763,378
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $74,110,971  $58,347,581  $ 82,107,910  $ 75,700,007  $21,715,694  $9,610,272
                                                   ===========  ===========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                               VALUE MANAGED          ALLOCATION MANAGED          AXA/GOLDMAN SACHS
                                                VOLATILITY*               VOLATILITY*           STRATEGIC ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (106,811) $  (115,030) $    27,060  $    20,639  $ (3,087,969) $ (1,983,829)
 Net realized gain (loss)...............   1,810,950      862,831      711,477      315,381    25,903,094       746,527
 Net change in unrealized appreciation
   (depreciation) of investments........    (577,534)   1,375,321      893,769      630,809     8,686,996    11,237,298
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,126,605    2,123,122    1,632,306      966,829    31,502,121     9,999,996
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     461,861      651,482      162,811      237,537    96,210,785   118,822,352
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     147,049     (583,223)     309,808     (369,272)   48,439,347    56,620,330
 Redemptions for contract benefits and
   terminations.........................  (1,072,175)    (745,840)  (1,845,829)  (1,366,488)   (9,826,498)   (2,313,846)
 Contract maintenance charges...........    (164,618)    (143,931)    (100,367)     (97,077)   (4,953,803)   (2,081,226)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (627,883)    (821,512)  (1,473,577)  (1,595,300)  129,869,831   171,047,610
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           --           --         6,722         6,354
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     498,722    1,301,610      158,729     (628,471)  161,378,674   181,053,960
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,521,235   10,219,625   13,044,937   13,673,408   291,949,837   110,895,877
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,019,957  $11,521,235  $13,203,666  $13,044,937  $453,328,511  $291,949,837
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                       AXA/INVESCO STRATEGIC                               AXA/LEGG MASON STRATEGIC
                                            ALLOCATION*           AXA/JANUS ENTERPRISE*        ALLOCATION* (G)
                                    --------------------------  ------------------------  -------------------------
                                        2017          2016          2017         2016         2017          2016
                                    ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,050,367) $ (1,522,884) $  (698,996) $  (640,244) $   (230,486) $    36,326
 Net realized gain (loss)..........    7,907,250       (25,756)   5,156,202   (1,251,066)      219,225       40,574
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    9,389,435     4,043,494    6,864,408     (927,721)    7,164,057      289,942
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations   15,246,318     2,494,854   11,321,614   (2,819,031)    7,152,796      366,842
                                    ------------  ------------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   51,630,777    70,743,913    3,091,802    2,644,002    50,286,285   41,223,450
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   12,397,749    24,721,342   (1,131,642)  (2,862,905)   15,805,492   10,018,130
 Redemptions for contract benefits
   and terminations................   (5,939,807)   (1,627,825)  (3,179,160)  (2,232,680)   (2,014,954)    (110,957)
 Contract maintenance charges......   (2,696,277)   (1,232,779)    (254,644)    (248,346)     (917,346)     (24,571)
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions.....   55,392,442    92,604,651   (1,473,644)  (2,699,929)   63,159,477   51,106,052
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70.........        3,950         3,472           --         (798)        4,395        1,899
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   70,642,710    95,102,977    9,847,970   (5,519,758)   70,316,668   51,474,793
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  160,824,535    65,721,558   43,920,506   49,440,264    51,474,793           --
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $231,467,245  $160,824,535  $53,768,476  $43,920,506  $121,791,461  $51,474,793
                                    ============  ============  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(g)Units were made available on February 22, 2016.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                                         AXA/LOOMIS SAYLES GROWTH* EQUITY MANAGED VOLATILITY* EQUITY MANAGED VOLATILITY*
                                         ------------------------  -------------------------  ------------------------
                                             2017         2016        2017          2016          2017          2016
                                         -----------  -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (650,534) $  (268,046) $  (20,205)   $   31,227   $   (16,477)  $  (130,110)
 Net realized gain (loss)...............   2,893,503      407,262     483,668       212,425       717,905       469,858
 Net change in unrealized appreciation
   (depreciation) of investments........  12,984,958    1,158,429      39,208       177,345     2,478,391       185,137
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............  15,227,927    1,297,645     502,671       420,997     3,179,819       524,885
                                         -----------  -----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,055,337    7,150,896     150,004       575,858       771,882       558,374
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   7,055,626   12,435,290    (452,958)     (168,335)     (536,579)       51,630
 Redemptions for contract benefits and
   terminations.........................  (2,999,830)  (1,400,427)   (171,375)     (347,930)   (1,544,753)     (961,330)
 Contract maintenance charges...........    (102,850)     (67,057)    (59,213)      (55,010)     (296,317)     (290,518)
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  15,008,283   18,118,702    (533,542)        4,583    (1,605,767)     (641,844)
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  30,236,210   19,416,347     (30,871)      425,580     1,574,052      (116,959)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  40,525,015   21,108,668   4,277,914     3,852,334    17,089,811    17,206,770
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $70,761,225  $40,525,015  $4,247,043    $4,277,914   $18,663,863   $17,089,811
                                         ===========  ===========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              BLACKROCK GLOBAL           BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                            ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND   FOCUS GROWTH V.I. FUND
                                         --------------------------  -----------------------  ------------------------
                                             2017          2016          2017        2016         2017         2016
                                         ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (57,930) $   (111,118) $    (1,754) $   17,424  $  (544,090) $  (287,386)
 Net realized gain (loss)...............      920,815    (1,921,446)     607,313     (29,726)   7,547,105    2,743,365
 Net change in unrealized appreciation
   (depreciation) of investments........   11,995,405     4,661,624        7,748      85,429    2,272,152     (633,235)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,858,290     2,629,060      613,307      73,127    9,275,167    1,822,744
                                         ------------  ------------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,843,949    12,944,593    1,061,575     447,421    2,787,539    3,379,479
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      (69,300)   (1,556,177)  (1,617,904)   (199,110)     516,639   (2,025,163)
 Redemptions for contract benefits and
   terminations.........................   (7,928,916)   (6,079,885)    (354,139)   (158,214)  (2,770,412)  (1,090,442)
 Contract maintenance charges...........      (13,887)      (14,661)         (22)         (4)      (6,058)      (5,747)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    2,831,846     5,293,870     (910,490)     90,093      527,708      258,127
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            --           --          --          461           --
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   15,690,136     7,922,930     (297,183)    163,220    9,803,336    2,080,871
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  105,417,273    97,494,343    2,792,839   2,629,619   33,555,268   31,474,397
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $121,107,409  $105,417,273  $ 2,495,656  $2,792,839  $43,358,604  $33,555,268
                                         ============  ============  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          CHARTER/SM/ AGGRESSIVE
                                                 GROWTH*          CHARTER/SM/ CONSERVATIVE*    CHARTER/SM/ GROWTH*
                                         -----------------------  ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,213  $    (6,689) $   146,593  $   286,468  $    17,580  $    18,160
 Net realized gain (loss)...............    170,567     (264,689)     233,632     (136,073)     328,147      (58,767)
 Net change in unrealized appreciation
   (depreciation) of investments........    655,527      766,286    1,531,144      748,718    1,225,506      808,001
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    831,307      494,908    1,911,369      899,113    1,571,233      767,394
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    990,157      885,854    5,023,636    9,808,100    1,433,515    1,059,609
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (451,755)     494,951   (2,046,362)   2,849,497   (1,157,388)    (726,610)
 Redemptions for contract benefits and
   terminations.........................   (212,040)    (752,054)  (2,762,610)  (1,898,671)    (774,734)    (579,020)
 Contract maintenance charges...........        (76)          --         (371)          (5)        (243)          (4)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    326,286      628,751      214,293   10,758,921     (498,850)    (246,025)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --   (3,083,306)          --          299           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,157,593   (1,959,647)   2,125,662   11,658,333    1,072,383      521,369
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,260,826    7,220,473   28,928,585   17,270,252   12,410,075   11,888,706
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,418,419  $ 5,260,826  $31,054,247  $28,928,585  $13,482,458  $12,410,075
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     CHARTER/SM/ MODERATE    CHARTER/SM/ MULTI-SECTOR
                                         CHARTER/SM/ MODERATE* (H)          GROWTH*                   BOND*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017         2016
                                         -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   154,372  $   157,767  $    40,779  $   131,401  $    2,721   $   11,021
 Net realized gain (loss)...............     430,964      (93,926)     433,218      (87,679)    (18,996)     (55,298)
 Net change in unrealized appreciation
   (depreciation) of investments........   2,007,827      982,522    2,020,670    1,074,758      32,198       76,568
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   2,593,163    1,046,363    2,494,667    1,118,480      15,923       32,291
                                         -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,430,953    4,619,791    3,507,079    5,749,849      17,930       64,731
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   3,212,095      562,750     (589,962)    (429,698)     64,485     (217,583)
 Redemptions for contract benefits and
   terminations.........................  (2,293,518)  (2,406,277)  (3,024,166)  (1,383,807)   (196,746)    (303,009)
 Contract maintenance charges...........        (863)        (203)      (1,013)        (393)    (41,605)     (43,812)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,348,667    2,776,061     (108,062)   3,935,951    (155,936)    (499,673)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............     (49,325)          36           --           75          --           --
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,892,505    3,822,460    2,386,605    5,054,506    (140,013)    (467,382)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,611,526   19,789,066   21,857,108   16,802,602   1,938,710    2,406,092
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $33,504,031  $23,611,526  $24,243,713  $21,857,108  $1,798,697   $1,938,710
                                         ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                             CLEARBRIDGE VARIABLE
                                          CHARTER/SM/ SMALL CAP    CHARTER/SM/ SMALL CAP       AGGRESSIVE GROWTH
                                                 GROWTH*                  VALUE*                   PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                            2017        2016         2017         2016         2017         2016
                                         ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  111,629  $ (108,731) $   (31,084) $    41,174  $  (534,579) $  (401,630)
 Net realized gain (loss)...............    629,616     435,930    1,115,069   (1,807,393)   2,589,163      702,018
 Net change in unrealized appreciation
   (depreciation) of investments........  1,098,937     188,821       51,939    3,759,827    4,584,164     (169,269)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  1,840,182     516,020    1,135,924    1,993,608    6,638,748      131,119
                                         ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    918,746     652,699      828,991      809,509    5,234,621    8,812,725
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (208,437)   (473,239)  (7,046,276)  (2,608,293)  (1,616,510)  (3,233,572)
 Redemptions for contract benefits and
   terminations.........................   (441,485)   (430,474)    (783,173)    (511,408)  (1,753,591)  (1,643,107)
 Contract maintenance charges...........   (158,991)   (146,387)    (197,366)    (178,583)      (6,959)      (5,753)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    109,833    (397,401)  (7,197,824)  (2,488,775)   1,857,561    3,930,293
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,950,015     118,619   (6,061,900)    (495,167)   8,496,309    4,061,412
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  7,997,375   7,878,756   19,845,518   20,340,685   45,224,891   41,163,479
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $9,947,390  $7,997,375  $13,783,618  $19,845,518  $53,721,200  $45,224,891
                                         ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    CLEARBRIDGE VARIABLE
                                           CLEARBRIDGE VARIABLE       DIVIDEND STRATEGY     CLEARBRIDGE VARIABLE MID
                                          APPRECIATION PORTFOLIO          PORTFOLIO              CAP PORTFOLIO
                                         -----------------------  ------------------------  ----------------------
                                             2017        2016         2017         2016        2017         2016
                                         -----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (21,056) $    3,473  $    37,360  $    55,410  $  (48,855)  $  (26,514)
 Net realized gain (loss)...............     460,276     165,868      375,172       77,606     260,223       35,210
 Net change in unrealized appreciation
   (depreciation) of investments........   1,267,049     400,402    3,793,999    1,961,435     227,108      270,497
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   1,706,269     569,743    4,206,531    2,094,451     438,476      279,193
                                         -----------  ----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,288,386   2,869,490    4,421,807    5,259,972     846,698    1,027,174
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (170,168)    608,248    1,055,255    2,840,320    (261,449)     282,820
 Redemptions for contract benefits and
   terminations.........................    (272,385)   (216,557)  (1,017,127)    (575,551)   (128,293)    (129,492)
 Contract maintenance charges...........      (1,799)     (1,005)      (2,634)      (2,173)       (790)        (495)
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,844,034   3,260,176    4,457,301    7,522,568     456,166    1,180,007
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --         167          149          255          24           51
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,550,303   3,830,086    8,663,981    9,617,274     894,666    1,459,251
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   8,342,238   4,512,152   21,544,287   11,927,013   3,713,999    2,254,748
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,892,541  $8,342,238  $30,208,268  $21,544,287  $4,608,665   $3,713,999
                                         ===========  ==========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         DELAWARE VIP(R) DIVERSIFIED DELAWARE VIP(R) EMERGING DELAWARE VIP(R) LIMITED-TERM
                                               INCOME SERIES             MARKETS SERIES       DIVERSIFIED INCOME SERIES
                                         --------------------------  ----------------------   ---------------------------
                                             2017          2016         2017         2016         2017          2016
                                         -----------   -----------   ----------   ----------   -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   165,810   $   201,862   $  (17,885)  $   (3,598) $    59,820    $   10,989
 Net realized gain (loss)...............     (64,006)      (60,091)     185,433      (44,797)     (10,529)       (7,704)
 Net change in unrealized appreciation
   (depreciation) of investments........     420,363        20,284      382,295      144,453       16,048         7,411
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from operations............     522,167       162,055      549,843       96,058       65,339        10,696
                                         -----------   -----------   ----------   ----------   -----------    ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,064,914     2,816,413      831,396       54,991    1,766,737     2,223,006
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,384,931     1,281,697    1,178,308      150,935       39,794       868,418
 Redemptions for contract benefits and
   terminations.........................  (1,000,638)     (824,956)    (401,073)     (59,475)    (677,390)     (412,586)
 Contract maintenance charges...........        (175)           (1)         (54)          --          (89)           (2)
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,449,032     3,273,153    1,608,577      146,451    1,129,052     2,678,836
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,971,199     3,435,208    2,158,420      242,509    1,194,391     2,689,532
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,365,984     9,930,776    1,034,118      791,609    9,026,344     6,336,812
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,337,183   $13,365,984   $3,192,538   $1,034,118  $10,220,735    $9,026,344
                                         ===========   ===========   ==========   ==========   ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         EATON VANCE VT FLOATING-   EQ/BLACKROCK BASIC VALUE      EQ/CAPITAL GUARDIAN
                                             RATE INCOME FUND                EQUITY*                   RESEARCH*
                                         ------------------------  --------------------------  ------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   492,456  $   333,963  $     43,109  $    176,039  $  (136,477) $   (97,325)
 Net realized gain (loss)...............      12,387     (106,237)    4,529,470     3,650,640    2,504,568      889,170
 Net change in unrealized appreciation
   (depreciation) of investments........      (1,729)     881,207     4,628,496    15,720,026    1,620,192      260,501
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     503,114    1,108,933     9,201,075    19,546,705    3,988,283    1,052,346
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,603,495    5,382,090    10,436,743    11,058,814    1,208,221      696,436
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,873,707    3,238,601    (2,682,537)   (4,616,682)    (753,876)    (643,589)
 Redemptions for contract benefits and
   terminations.........................  (1,119,260)  (1,400,379)   (8,704,293)   (5,627,516)  (1,289,332)    (757,661)
 Contract maintenance charges...........        (729)        (354)      (19,394)      (20,060)     (97,567)     (96,924)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,357,213    7,219,958      (969,481)      794,556     (932,554)    (801,738)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       6,488        1,788            --            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,866,815    8,330,679     8,231,594    20,341,261    3,055,729      250,608
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,455,236   12,124,557   139,389,410   119,048,149   16,891,824   16,641,216
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $28,322,051  $20,455,236  $147,621,004  $139,389,410  $19,947,553  $16,891,824
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                 EQ/EMERGING MARKETS
                                          EQ/COMMON STOCK INDEX*       EQ/CORE BOND INDEX*          EQUITY PLUS*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    31,466  $    93,630  $    501,479  $    (57,786) $  (18,655) $  (18,282)
 Net realized gain (loss)...............   1,310,284      994,879      (282,526)    1,514,646     465,046    (227,511)
 Net change in unrealized appreciation
   (depreciation) of investments........   6,122,654    2,007,832      (190,323)   (1,483,684)  1,099,471     479,973
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,464,404    3,096,341        28,630       (26,824)  1,545,862     234,180
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,922,609    4,085,244    12,565,522    20,672,131   1,127,533     589,907
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,901,916      307,049    24,741,175    14,304,039     938,554     940,941
 Redemptions for contract benefits and
   terminations.........................  (2,685,978)  (1,626,179)  (30,854,642)  (23,002,472)   (283,276)    (95,990)
 Contract maintenance charges...........      (6,625)      (5,446)   (4,909,546)   (4,855,064)       (615)       (399)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   9,131,922    2,760,668     1,542,509     7,118,634   1,782,196   1,434,459
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         517           98            --        13,189          --         107
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...  16,596,843    5,857,107     1,571,139     7,104,999   3,328,058   1,668,746
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,713,070   28,855,963   332,139,819   325,034,820   4,187,995   2,519,249
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $51,309,913  $34,713,070  $333,710,958  $332,139,819  $7,516,053  $4,187,995
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                     EQ/INTERMEDIATE
                                            EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*         GOVERNMENT BOND*
                                         --------------------------  ------------------------  --------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    504,782  $    688,209  $  (139,383) $    42,337  $   (727,658) $   (955,853)
 Net realized gain (loss)...............    9,649,529     4,879,352     (168,447)    (174,098)      (47,713)      650,777
 Net change in unrealized appreciation
   (depreciation) of investments........   36,363,982    11,059,146      624,838       67,528      (559,638)     (997,068)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   46,518,293    16,626,707      317,008      (64,233)   (1,335,009)   (1,302,144)
                                         ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   43,021,263    30,257,232      193,098      245,667     2,579,328     4,974,323
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   25,368,423    13,787,460      (21,083)     (85,500)    9,897,905     8,522,551
 Redemptions for contract benefits and
   terminations.........................  (16,020,782)   (7,320,717)    (736,933)    (647,233)  (12,245,657)   (9,224,483)
 Contract maintenance charges...........      (25,534)      (20,713)    (107,403)    (115,431)   (1,857,906)   (1,876,506)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   52,343,370    36,703,262     (672,321)    (602,497)   (1,626,330)    2,395,885
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            12           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   98,861,663    53,329,981     (355,313)    (666,730)   (2,961,339)    1,093,741
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  210,571,274   157,241,293   10,102,402   10,769,132   126,942,332   125,848,591
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $309,432,937  $210,571,274  $ 9,747,089  $10,102,402  $123,980,993  $126,942,332
                                         ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          EQ/INTERNATIONAL EQUITY                                EQ/JPMORGAN VALUE
                                                  INDEX*             EQ/INVESCO COMSTOCK*         OPPORTUNITIES*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   661,685  $   475,393  $  (232,994) $   352,856  $  (112,337) $   (42,107)
 Net realized gain (loss)...............  (2,162,995)  (1,450,788)   1,473,168      563,821    3,739,218      876,538
 Net change in unrealized appreciation
   (depreciation) of investments........   9,430,028    1,419,862    4,588,103    3,918,015     (704,445)   1,866,043
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   7,928,718      444,467    5,828,277    4,834,692    2,922,436    2,700,474
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,459,929    4,068,803    1,837,310    2,118,380    1,788,987    1,129,526
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,983,892    3,198,377      (83,999)  (3,423,180)   1,330,825    2,370,542
 Redemptions for contract benefits and
   terminations.........................  (2,571,119)  (1,126,933)  (2,467,702)  (1,903,029)  (1,271,933)    (638,613)
 Contract maintenance charges...........      (3,762)      (3,415)    (176,669)    (171,725)    (159,494)    (113,448)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,868,940    6,136,832     (891,060)  (3,379,554)   1,688,385    2,748,007
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         281          150           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  15,797,939    6,581,449    4,937,217    1,455,138    4,610,821    5,448,481
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  33,833,971   27,252,522   36,376,499   34,921,361   17,334,406   11,885,925
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $49,631,910  $33,833,971  $41,313,716  $36,376,499  $21,945,227  $17,334,406
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/LARGE CAP GROWTH                                EQ/MFS INTERNATIONAL
                                                            INDEX*           EQ/LARGE CAP VALUE INDEX*          GROWTH*
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (303,960) $   (89,345) $   235,912  $   202,274  $  (212,297) $  (123,681)
 Net realized gain (loss).........................   3,367,495    2,077,786    1,882,108     (351,721)   2,279,934      (44,183)
 Net change in unrealized appreciation
   (depreciation) of investments..................  10,528,405      (90,194)   1,757,075    2,766,661    8,176,246      297,937
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  13,591,940    1,898,247    3,875,095    2,617,214   10,243,883      130,073
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,285,446    5,535,935    5,902,827    3,899,484    5,163,964    3,320,735
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   5,941,861    5,167,536    4,264,534   (5,432,720)   2,245,244      697,918
 Redemptions for contract benefits and
   terminations...................................  (2,960,967)  (1,369,050)  (2,191,734)    (909,338)  (2,270,926)  (1,649,764)
 Contract maintenance charges.....................      (5,865)      (4,655)      (3,146)      (2,724)    (177,118)    (159,908)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  11,260,475    9,329,766    7,972,481   (2,445,298)   4,961,164    2,208,981
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         441           24           --           --          199           69
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  24,852,856   11,228,037   11,847,576      171,916   15,205,246    2,339,123
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  43,072,897   31,844,860   29,244,988   29,073,072   32,014,736   29,675,613
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $67,925,753  $43,072,897  $41,092,564  $29,244,988  $47,219,982  $32,014,736
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/MID CAP INDEX*           EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*
                                         ------------------------  ----------------------------  ------------------------
                                             2017         2016          2017           2016          2017         2016
                                         -----------  -----------  -------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (358,537) $   (75,640) $  (1,327,908) $  (2,151,382) $  (594,420) $  (324,889)
 Net realized gain (loss)...............   9,760,485    4,596,987          3,852         (1,734)   2,015,437      844,909
 Net change in unrealized appreciation
   (depreciation) of investments........   1,058,032    5,561,585            113          1,714   18,620,816   (1,140,276)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  10,459,980   10,082,932     (1,323,943)    (2,151,402)  20,041,833     (620,256)
                                         -----------  -----------  -------------  -------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   9,445,094    7,650,755    117,690,858    188,403,821    6,482,505    6,871,762
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,646,023)  12,706,331   (125,378,724)  (146,193,206)   8,340,043   (4,778,768)
 Redemptions for contract benefits and
   terminations.........................  (4,330,118)  (2,212,465)   (20,604,799)   (23,786,118)  (3,402,069)  (2,274,889)
 Contract maintenance charges...........      (7,259)      (6,039)      (350,508)      (317,404)    (242,872)    (192,594)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,461,694   18,138,582    (28,643,173)    18,107,093   11,177,607     (374,489)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --             --         15,986        1,991           --
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  12,921,674   28,221,514    (29,967,116)    15,971,677   31,221,431     (994,745)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  75,110,121   46,888,607    153,750,582    137,778,905   53,905,534   54,900,279
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $88,031,795  $75,110,121  $ 123,783,466  $ 153,750,582  $85,126,965  $53,905,534
                                         ===========  ===========  =============  =============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                RETURN* (I)                  BOND*             EQ/QUALITY BOND PLUS*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    16,226  $   508,903  $   (35,783) $  (110,347) $   (63,240) $   (72,719)
 Net realized gain (loss)...............      10,828      107,553       64,977      (71,168)     (12,050)      83,197
 Net change in unrealized appreciation
   (depreciation) of investments........     268,371      306,508      135,731      378,238       48,331      (92,496)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     295,425      922,964      164,925      196,723      (26,959)     (82,018)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,930,247    2,202,042    4,262,460    3,338,703    1,204,124    2,205,483
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   4,332,150    2,990,787     (325,746)   3,667,591    3,335,494      377,050
 Redemptions for contract benefits and
   terminations.........................  (1,194,519)    (605,680)  (3,855,887)  (3,447,295)  (1,987,391)  (2,120,238)
 Contract maintenance charges...........      (1,326)      (1,130)     (34,729)     (42,025)    (578,698)    (550,223)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,066,552    4,586,019       46,098    3,516,974    1,973,529      (87,928)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............      (4,300)          --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,357,677    5,508,983      211,023    3,713,697    1,946,570     (169,946)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,760,402    8,251,419   32,806,689   29,092,992   26,773,306   26,943,252
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,118,079  $13,760,402  $33,017,712  $32,806,689  $28,719,876  $26,773,306
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     EQ/T. ROWE PRICE GROWTH
                                          EQ/SMALL COMPANY INDEX*            STOCK*            EQ/UBS GROWTH & INCOME*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (180,492) $      (209) $ (2,550,810) $ (1,867,829) $  (94,934) $  (44,254)
 Net realized gain (loss)...............   4,927,475    2,257,306    24,612,950     7,713,643     693,063     310,262
 Net change in unrealized appreciation
   (depreciation) of investments........   1,725,218    5,734,581    25,363,148    (4,774,993)    758,654     295,160
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   6,472,201    7,991,678    47,425,288     1,070,821   1,356,783     561,168
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,981,749    5,047,836    22,374,799    19,610,120     284,345     708,021
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (4,865,162)  14,245,390    12,685,196     1,390,349    (388,604)     49,057
 Redemptions for contract benefits and
   terminations.........................  (3,037,246)  (1,803,159)   (9,718,263)   (6,539,260)   (378,344)   (369,408)
 Contract maintenance charges...........      (4,964)      (4,120)     (442,129)     (354,870)   (163,593)   (145,704)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (925,623)  17,485,947    24,899,603    14,106,339    (646,196)    241,966
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --         1,752           380          --          --
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   5,546,578   25,477,625    72,326,643    15,177,540     710,587     803,134
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  55,112,912   29,635,287   140,777,711   125,600,171   7,215,148   6,412,014
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,659,490  $55,112,912  $213,104,354  $140,777,711  $7,925,735  $7,215,148
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                           FIDELITY(R) VIP ASSET
                                           FEDERATED HIGH INCOME     FEDERATED KAUFMANN      MANAGER: GROWTH
                                               BOND FUND II                FUND II              PORTFOLIO
                                         ------------------------  ----------------------  -------------------
                                             2017         2016        2017        2016       2017        2016
                                         -----------  -----------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   872,852  $   479,870  $  (63,614) $  (45,419) $ (2,459)  $  (2,952)
 Net realized gain (loss)...............     110,814     (275,345)    491,150      88,450   125,286      76,445
 Net change in unrealized appreciation
   (depreciation) of investments........    (102,851)   1,275,747     810,463      85,389     2,543     (64,890)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from operations............     880,815    1,480,272   1,237,999     128,420   125,370       8,603
                                         -----------  -----------  ----------  ----------  --------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,123,413    4,256,188   1,460,714   1,042,569    14,071       1,154
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     220,305      568,622     539,644    (376,206)  120,791    (101,184)
 Redemptions for contract benefits and
   terminations.........................    (830,472)    (773,241)   (185,751)   (172,646)  (93,423)    (60,989)
 Contract maintenance charges...........        (241)          (8)        (67)        (82)     (228)       (276)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,513,005    4,051,561   1,814,540     493,635    41,211    (161,295)
                                         -----------  -----------  ----------  ----------  --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS...   4,393,820    5,531,833   3,052,539     622,055   166,581    (152,692)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,776,950    9,245,117   4,197,027   3,574,972   741,800     894,492
                                         -----------  -----------  ----------  ----------  --------   ---------

NET ASSETS -- END OF YEAR OR PERIOD..... $19,170,770  $14,776,950  $7,249,566  $4,197,027  $908,381   $ 741,800
                                         ===========  ===========  ==========  ==========  ========   =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP CONTRAFUND(R) FIDELITY(R) VIP FREEDOM 2015 FIDELITY(R) VIP FREEDOM 2020
                                                  PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                         ----------------------------  ---------------------------  ---------------------------
                                             2017           2016         2017           2016           2017           2016
                                         ------------   ------------     --------      ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (995,155)  $ (1,024,104)  $   (474)     $  (2,459)     $     (399)    $   (2,702)
 Net realized gain (loss)...............   11,997,713     10,278,400     31,046         32,073          48,306         77,350
 Net change in unrealized appreciation
   (depreciation) of investments........   18,329,854     (1,688,670)    76,928         (3,041)        104,291        (21,926)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from operations............   29,332,412      7,565,626    107,500         26,573         152,198         52,722
                                         ------------   ------------     --------      ---------     ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,304,876     13,334,172         --          9,630           2,867         11,490
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    4,883,393    (12,264,331)   318,616       (130,195)         75,558       (152,260)
 Redemptions for contract benefits and
   terminations.........................  (10,031,339)    (6,058,299)   (49,604)       (24,965)        (48,603)       (28,078)
 Contract maintenance charges...........      (20,465)       (20,125)       (60)           (81)           (161)          (210)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    9,136,465     (5,008,583)   268,952       (145,611)         29,661       (169,058)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --              6         --             --              --             --
                                         ------------   ------------     --------      ---------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS...   38,468,877      2,557,049    376,452       (119,038)        181,859       (116,336)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  142,394,469    139,837,420    598,705        717,743       1,045,449      1,161,785
                                         ------------   ------------     --------      ---------     ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $180,863,346   $142,394,469   $975,157      $ 598,705      $1,227,308     $1,045,449
                                         ============   ============     ========      =========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP FREEDOM 2025 FIDELITY(R) VIP FREEDOM 2030  FIDELITY(R) VIP MID CAP
                                                PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                         ---------------------------  ---------------------------  ------------------------
                                            2017           2016          2017           2016           2017         2016
                                          ----------     ----------     ----------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,009)    $      (57)   $   (3,164)     $ (1,469)    $  (667,619) $  (661,393)
 Net realized gain (loss)...............     62,423         39,780        61,534        47,530       3,801,883    2,915,420
 Net change in unrealized appreciation
   (depreciation) of investments........    129,799         16,140       108,581        (1,716)     10,342,735    4,266,691
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    190,213         55,863       166,951        44,345      13,476,999    6,520,718
                                          ----------     ----------     ----------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     22,524          1,385         4,973        72,880       9,487,969    7,248,442
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................        255        228,818        71,338         5,485          54,381   (1,025,259)
 Redemptions for contract benefits and
   terminations.........................    (55,289)       (57,319)     (136,372)      (66,021)     (4,623,480)  (3,492,499)
 Contract maintenance charges...........       (231)          (198)          (84)         (108)        (10,594)      (9,643)
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (32,741)       172,686       (60,145)       12,236       4,908,276    2,721,041
                                          ----------     ----------     ----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    157,472        228,549       106,806        56,581      18,385,275    9,241,759
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,209,902        981,353       895,582       839,001      68,773,900   59,532,141
                                          ----------     ----------     ----------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,367,374     $1,209,902    $1,002,388      $895,582     $87,159,175  $68,773,900
                                          ==========     ==========     ==========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                               FIRST TRUST/DOW JONES
                                         FIDELITY(R) VIP STRATEGIC  FIRST TRUST MULTI INCOME     DIVIDEND & INCOME
                                              INCOME PORTFOLIO       ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
                                         -------------------------  ----------------------   ------------------------
                                             2017          2016        2017         2016         2017         2016
                                         ------------  -----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,986,309  $ 1,955,615  $   51,380   $   24,898  $    (1,924) $   (71,068)
 Net realized gain (loss)...............      558,759     (524,459)     58,683      (12,372)   2,994,770    1,006,571
 Net change in unrealized appreciation
   (depreciation) of investments........    3,389,733    3,312,793      42,738      175,705    2,128,608    1,828,498
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    5,934,801    4,743,949     152,801      188,231    5,121,454    2,764,001
                                         ------------  -----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   15,884,535   13,447,173     755,207      671,033    5,615,515    5,394,279
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    8,593,543    8,467,877     353,091      416,949    5,448,919   11,646,593
 Redemptions for contract benefits and
   terminations.........................   (5,894,075)  (3,958,385)   (111,724)    (708,275)  (3,911,078)  (1,667,773)
 Contract maintenance charges...........       (8,266)      (7,749)       (272)        (179)      (2,663)      (1,848)
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   18,575,737   17,948,916     996,302      379,528    7,150,693   15,371,251
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          740          578          32           --          250          493
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   24,511,278   22,693,443   1,149,135      567,759   12,272,397   18,135,745
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   91,573,743   68,880,300   2,852,058    2,284,299   38,062,454   19,926,709
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $116,085,021  $91,573,743  $4,001,193   $2,852,058  $50,334,851  $38,062,454
                                         ============  ===========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          FRANKLIN FOUNDING FUNDS                            FRANKLIN MUTUAL SHARES VIP
                                            ALLOCATION VIP FUND    FRANKLIN INCOME VIP FUND            FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   266,205  $   449,439  $ 2,444,921  $ 2,590,788  $   127,266   $    86,969
 Net realized gain (loss)...............     693,672        7,218     (284,115)  (1,941,890)     824,040     1,221,227
 Net change in unrealized appreciation
   (depreciation) of investments........   1,024,020    1,441,631    4,790,735    8,146,638       (8,419)      467,593
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,983,897    1,898,288    6,951,541    8,795,536      942,887     1,775,789
                                         -----------  -----------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,102,673    2,824,513    8,832,222   10,662,770      678,678       585,302
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (80,089)  (2,239,272)     319,465   (3,691,127)     299,691      (503,877)
 Redemptions for contract benefits and
   terminations.........................  (1,654,378)    (970,618)  (5,922,865)  (5,324,947)  (1,030,180)     (909,811)
 Contract maintenance charges...........      (2,525)      (2,777)      (6,745)      (6,588)      (1,786)       (1,989)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     365,681     (388,154)   3,222,077    1,640,108      (53,597)     (830,375)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           47            5           --            --
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   2,349,578    1,510,134   10,173,665   10,435,649      889,290       945,414
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  18,653,467   17,143,333   82,728,549   72,292,900   13,697,808    12,752,394
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,003,045  $18,653,467  $92,902,214  $82,728,549  $14,587,098   $13,697,808
                                         ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FRANKLIN RISING DIVIDENDS FRANKLIN STRATEGIC INCOME GOLDMAN SACHS VIT MID CAP
                                                 VIP FUND                  VIP FUND                 VALUE FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   122,122  $   (23,644) $   909,119  $ 1,133,593  $  (290,600) $   (86,387)
 Net realized gain (loss)...............   2,358,406    5,488,271   (1,099,223)  (2,071,175)   1,276,719     (748,956)
 Net change in unrealized appreciation
   (depreciation) of investments........  10,236,108    1,516,296    2,000,904    4,450,572    1,729,160    4,178,739
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  12,716,636    6,980,923    1,810,800    3,512,990    2,715,279    3,343,396
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,462,921    8,046,647    4,307,741    4,372,924    1,437,853    1,978,319
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     843,482    6,377,488      253,757   (1,657,076)  (2,871,934)  (2,665,980)
 Redemptions for contract benefits and
   terminations.........................  (4,661,129)  (2,245,313)  (4,626,286)  (3,118,823)  (2,094,196)  (1,287,084)
 Contract maintenance charges...........      (6,271)      (5,633)      (7,134)      (7,734)      (4,485)      (4,781)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,639,003   12,173,189      (71,922)    (410,709)  (3,532,762)  (1,979,526)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  17,355,639   19,154,112    1,738,878    3,102,281     (817,483)   1,363,870
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  64,082,666   44,928,554   59,266,765   56,164,484   31,473,672   30,109,802
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $81,438,305  $64,082,666  $61,005,643  $59,266,765  $30,656,189  $31,473,672
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          GUGGENHEIM VIF GLOBAL
                                         MANAGED FUTURES STRATEGY GUGGENHEIM VIF MULTI-HEDGE     HARTFORD CAPITAL
                                                  FUND              STRATEGIES FUND            APPRECIATION HLS FUND
                                         ----------------------   -------------------------  ------------------------
                                            2017         2016        2017         2016           2017         2016
                                         ----------   ----------   ---------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,720   $   63,372  $ (11,055)    $(12,571)    $   (88,211) $   (65,901)
 Net realized gain (loss)...............    (95,236)    (126,066)    16,111        7,551         576,276      550,516
 Net change in unrealized appreciation
   (depreciation) of investments........    281,743     (346,539)     9,626      (13,357)      2,192,123       74,196
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    192,227     (409,233)    14,682      (18,377)      2,680,188      558,811
                                         ----------   ----------   ---------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    258,534      539,608      3,431        9,283       2,235,708    2,855,997
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    218,190      469,455   (185,790)       9,043         594,519     (287,633)
 Redemptions for contract benefits and
   terminations.........................   (235,213)    (197,859)   (28,238)     (19,398)       (507,639)    (335,248)
 Contract maintenance charges...........       (110)         (67)       (89)        (107)         (1,533)      (1,216)
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    241,401      811,137   (210,686)      (1,179)      2,321,055    2,231,900
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --           --         --           --              41           71
                                         ----------   ----------   ---------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    433,628      401,904   (196,004)     (19,556)      5,001,284    2,790,782
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,432,361    2,030,457    881,578      901,134      12,576,902    9,786,120
                                         ----------   ----------   ---------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $2,865,989   $2,432,361  $ 685,574     $881,578     $17,578,186  $12,576,902
                                         ==========   ==========   =========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              HARTFORD GROWTH      INVESCO V.I. AMERICAN INVESCO V.I. BALANCED-RISK
                                          OPPORTUNITIES HLS FUND      FRANCHISE FUND         ALLOCATION FUND
                                         ------------------------  -------------------   -------------------------
                                             2017         2016       2017        2016        2017         2016
                                         -----------  -----------  --------   ---------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (403,001) $  (254,866) $ (8,273)  $  (6,800) $   253,208   $  (61,171)
 Net realized gain (loss)...............    (292,874)   2,262,695    58,145      (8,809)     524,606     (246,849)
 Net change in unrealized appreciation
   (depreciation) of investments........   8,050,839   (2,177,012)   77,110     (30,754)      16,931      847,335
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,354,964     (169,183)  126,982     (46,363)     794,745      539,315
                                         -----------  -----------  --------   ---------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,687,862    5,948,915     1,575       9,279    1,616,678    2,490,639
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,422,102)      98,533   (26,721)   (308,998)     (68,108)   1,834,403
 Redemptions for contract benefits and
   terminations.........................  (1,111,244)    (730,853)  (50,727)    (61,333)    (706,653)    (697,876)
 Contract maintenance charges...........      (2,914)      (2,272)      (57)        (82)         (44)          (6)
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,151,602    5,314,323   (75,930)   (361,134)     841,873    3,627,160
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (54)          58        --          --           26           87
                                         -----------  -----------  --------   ---------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   8,506,512    5,145,198    51,052    (407,497)   1,636,644    4,166,562
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  25,514,618   20,369,420   494,537     902,034    8,909,907    4,743,345
                                         -----------  -----------  --------   ---------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,021,130  $25,514,618  $545,589   $ 494,537  $10,546,551   $8,909,907
                                         ===========  ===========  ========   =========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. DIVERSIFIED  INVESCO V.I. EQUITY AND  INVESCO V.I. GLOBAL HEALTH
                                               DIVIDEND FUND             INCOME FUND               CARE FUND
                                         ------------------------  -----------------------  -------------------------
                                             2017         2016         2017        2016        2017          2016
                                         -----------  -----------  -----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    84,016  $   (85,255) $    34,560  $   34,556  $  (43,682)   $  (41,830)
 Net realized gain (loss)...............   4,138,183      887,506      208,507      93,176      (2,676)      303,315
 Net change in unrealized appreciation
   (depreciation) of investments........     704,429    5,805,732      877,647     928,029     542,664      (716,124)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   4,926,628    6,607,983    1,120,714   1,055,761     496,306      (454,639)
                                         -----------  -----------  -----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,156,209    9,093,754    4,015,716   3,431,785     501,250       539,964
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     937,345   17,778,863      859,708     740,019     249,351         1,048
 Redemptions for contract benefits and
   terminations.........................  (4,343,962)  (2,024,280)    (366,077)   (264,255)   (218,168)     (197,569)
 Contract maintenance charges...........      (7,669)      (5,693)      (1,833)     (1,132)        (42)          (21)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,741,923   24,842,644    4,507,514   3,906,417     532,391       343,422
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         182        1,007          170         167          --            --
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,668,733   31,451,634    5,628,398   4,962,345   1,028,697      (111,217)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  68,918,573   37,466,939    9,383,419   4,421,074   3,391,383     3,502,600
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $78,587,306  $68,918,573  $15,011,817  $9,383,419  $4,420,080    $3,391,383
                                         ===========  ===========  ===========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                                     ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                              ------------------------  ---------------------------  ------------------------
                                                  2017         2016         2017           2016          2017          2016
                                              -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ 1,281,641  $     1,774  $ 1,073,664    $   971,657   $   (43,802)  $   (79,687)
 Net realized gain (loss)....................   2,846,622    2,455,322     (122,555)      (764,658)      910,777       207,780
 Net change in unrealized appreciation
   (depreciation) of investments.............   4,004,246   (2,234,200)     893,231      2,876,788     8,335,868    (1,017,087)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations.................   8,132,509      222,896    1,844,340      3,083,787     9,202,843      (888,994)
                                              -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   4,384,639    6,324,658    4,654,859      4,743,487     4,513,853     4,629,252
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................  (2,749,624)  (2,896,682)    (106,430)     1,493,210    (1,173,330)     (805,626)
 Redemptions for contract benefits and
   terminations..............................  (5,601,403)  (4,461,484)  (3,841,348)    (2,397,701)   (2,946,906)   (1,901,639)
 Contract maintenance charges................      (8,957)     (10,499)      (3,759)        (3,694)       (5,928)       (6,106)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions  (3,975,345)  (1,044,007)     703,322      3,835,302       387,689     1,915,881
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 70....................................          --       (2,201)          --           (548)           --          (638)
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS........   4,157,164     (823,312)   2,547,662      6,918,541     9,590,532     1,026,249
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  74,983,777   75,807,089   38,847,675     31,929,134    43,251,331    42,225,082
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $79,140,941  $74,983,777  $41,395,337    $38,847,675   $52,841,863   $43,251,331
                                              ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                                EQUITY FUND               EQUITY FUND         IVY VIP ASSET STRATEGY
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (128,704) $  (148,239) $  (226,838) $  (177,344) $    50,505  $  (329,332)
 Net realized gain (loss)...............     162,051      579,101      402,797      349,541   (2,120,025)  (5,031,561)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,473,795      772,118    1,815,690    1,218,747    7,545,793    3,635,368
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,507,142    1,202,980    1,991,649    1,390,944    5,476,273   (1,725,525)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     927,497    1,112,583    2,593,270    2,605,405    1,665,722    1,950,542
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (337,289)    (296,056)    (220,723)     203,446   (3,656,318)  (7,052,882)
 Redemptions for contract benefits and
   terminations.........................    (893,845)    (359,784)    (871,550)    (590,761)  (2,412,472)  (2,280,467)
 Contract maintenance charges...........      (1,992)      (1,999)      (2,181)      (1,809)      (4,325)      (5,537)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (305,629)     454,744    1,498,816    2,216,281   (4,407,393)  (7,388,344)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   1,201,513    1,657,724    3,490,465    3,607,225    1,068,880   (9,113,869)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,668,956   10,011,232   15,414,495   11,807,270   35,327,079   44,440,948
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,870,469  $11,668,956  $18,904,960  $15,414,495  $36,395,959  $35,327,079
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             IVY VIP DIVIDEND
                                               OPPORTUNITIES            IVY VIP ENERGY           IVY VIP HIGH INCOME
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (26,226) $   (30,298) $  (214,941) $  (427,713) $  5,229,709  $  6,706,418
 Net realized gain (loss)...............     722,517      812,671   (1,459,183)  (2,246,177)     (851,134)   (2,326,222)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,329,854      (12,857)  (4,321,436)  12,839,467     2,038,626    11,112,472
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,026,145      769,516   (5,995,560)  10,165,577     6,417,201    15,492,668
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     615,797      667,343    2,987,732    3,435,578     9,977,724     9,103,676
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (956,441)  (1,147,083)  (1,180,672)   1,933,612     1,444,321    (5,207,398)
 Redemptions for contract benefits and
   terminations.........................    (996,315)  (1,048,199)  (2,381,076)  (1,738,853)   (7,739,112)   (5,089,465)
 Contract maintenance charges...........      (1,982)      (2,144)      (4,365)      (4,600)      (15,833)      (16,240)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,338,941)  (1,530,083)    (578,381)   3,625,737     3,667,100    (1,209,427)
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     687,204     (760,567)  (6,573,941)  13,791,314    10,084,301    14,283,241
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  15,366,133   16,126,700   42,229,503   28,438,189   122,661,086   108,377,845
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $16,053,337  $15,366,133  $35,655,562  $42,229,503  $132,745,387  $122,661,086
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         IVY VIP MICRO CAP GROWTH  IVY VIP MID CAP GROWTH   IVY VIP NATURAL RESOURCES
                                         ----------------------   ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (36,206)  $  (25,705) $  (695,124) $  (609,745) $  (130,332) $   (71,749)
 Net realized gain (loss)...............    (75,795)      69,796    1,951,131    2,489,872     (493,531)    (853,450)
 Net change in unrealized appreciation
   (depreciation) of investments........    344,094      264,236    9,796,006       91,387      738,505    2,920,107
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    232,093      308,327   11,052,013    1,971,514      114,642    1,994,908
                                         ----------   ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    845,854      384,764    3,252,605    2,917,480      501,872      667,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (129,041)     203,386     (541,136)  (1,813,506)    (366,293)     (67,303)
 Redemptions for contract benefits and
   terminations.........................   (200,192)    (128,115)  (3,142,734)  (1,687,907)    (706,405)    (635,431)
 Contract maintenance charges...........        (38)         (45)      (7,827)      (7,990)      (1,569)      (1,782)
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    516,583      459,990     (439,092)    (591,923)    (572,395)     (37,127)
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    748,676      768,317   10,612,921    1,379,591     (457,753)   1,957,781
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,706,904    1,938,587   44,464,972   43,085,381   11,075,146    9,117,365
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $3,455,580   $2,706,904  $55,077,893  $44,464,972  $10,617,393  $11,075,146
                                         ==========   ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   IVY VIP SCIENCE AND                                 JANUS HENDERSON VIT
                                                       TECHNOLOGY         IVY VIP SMALL CAP GROWTH     BALANCED PORTFOLIO
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $(1,003,677) $  (836,584) $  (363,467) $  (321,671) $   121,164  $   261,833
 Net realized gain (loss)......................   7,715,924    2,148,134      127,179    1,411,080      307,902      230,384
 Net change in unrealized appreciation
   (depreciation) of investments...............  11,989,180   (1,278,336)   5,187,888     (713,586)   6,419,309      747,878
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  18,701,427       33,214    4,951,600      375,823    6,848,375    1,240,095
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   6,752,199    6,354,594    1,916,023    2,120,475   12,579,360   10,740,428
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (979,705)  (5,443,835)    (257,444)  (1,979,439)   3,496,459    4,335,231
 Redemptions for contract benefits and
   terminations................................  (5,479,448)  (2,896,790)  (1,698,095)    (958,153)  (2,727,755)  (1,724,768)
 Contract maintenance charges..................      (8,220)      (7,791)      (3,956)      (3,732)        (538)         (17)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     284,826   (1,993,822)     (43,472)    (820,849)  13,347,526   13,350,874
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          448          439
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  18,986,253   (1,960,608)   4,908,128     (445,026)  20,196,349   14,591,408
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  62,467,606   64,428,214   23,084,446   23,529,472   34,954,353   20,362,945
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $81,453,859  $62,467,606  $27,992,574  $23,084,446  $55,150,702  $34,954,353
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   JPMORGAN INSURANCE TRUST
                                                   JANUS HENDERSON VIT    JANUS HENDERSON VIT U.S.     GLOBAL ALLOCATION
                                                 FLEXIBLE BOND PORTFOLIO  LOW VOLATILITY PORTFOLIO         PORTFOLIO
                                                ------------------------  -----------------------  ------------------------
                                                    2017         2016         2017        2016         2017         2016
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   369,005  $   261,349  $    23,523  $   29,425  $    22,638  $   229,431
 Net realized gain (loss)......................     (32,562)     (70,381)     136,787     194,848      813,696      (40,066)
 Net change in unrealized appreciation
   (depreciation) of investments...............     178,798     (293,876)   1,111,077     172,726    1,391,163      327,780
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     515,241     (102,908)   1,271,387     396,999    2,227,497      517,145
                                                -----------  -----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,450,958    8,348,443    1,347,024   2,802,372    2,758,739    3,598,234
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,582,825    4,475,813      551,422   1,984,097    2,133,619    2,089,093
 Redemptions for contract benefits and
   terminations................................  (1,406,734)    (797,593)    (365,438)   (272,661)    (710,907)    (747,935)
 Contract maintenance charges..................        (336)          (5)         (37)         --         (465)          --
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,626,713   12,026,658    1,532,971   4,513,808    4,180,986    4,939,392
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         360          400           --         178           72          198
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   6,142,314   11,924,150    2,804,358   4,910,985    6,408,555    5,456,735
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  22,530,745   10,606,595    8,175,915   3,264,930   12,782,702    7,325,967
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $28,673,059  $22,530,745  $10,980,273  $8,175,915  $19,191,257  $12,782,702
                                                ===========  ===========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             LAZARD RETIREMENT
                                                JPMORGAN INSURANCE TRUST  EMERGING MARKETS EQUITY   LORD ABBETT SERIES FUND -
                                                INCOME BUILDER PORTFOLIO         PORTFOLIO           BOND DEBENTURE PORTFOLIO
                                                -----------------------  -------------------------  -------------------------
                                                    2017        2016         2017          2016         2017          2016
                                                -----------  ----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   361,132  $  204,798  $    384,230  $  (241,282) $  3,427,568  $ 2,965,092
 Net realized gain (loss)......................     232,574     (11,802)      481,509   (2,472,402)    1,172,400   (1,022,207)
 Net change in unrealized appreciation
   (depreciation) of investments...............     653,479     131,476    19,842,318   15,024,229     3,201,159    6,211,962
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   1,247,185     324,472    20,708,057   12,310,545     7,801,127    8,154,847
                                                -----------  ----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,660,678   4,177,944     7,217,602    5,952,372    17,316,105   14,911,947
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     885,919   1,025,141     3,065,788   (1,022,824)    8,015,889    3,807,470
 Redemptions for contract benefits and
   terminations................................  (1,137,576)   (664,639)   (6,740,843)  (4,040,668)   (6,185,818)  (3,894,775)
 Contract maintenance charges..................         (52)         --       (12,389)     (11,946)       (7,273)      (6,370)
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   4,408,969   4,538,446     3,530,158      876,934    19,138,903   14,818,272
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          63          --            --           --         1,078          244
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   5,656,217   4,862,918    24,238,215   13,187,479    26,941,108   22,973,363
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......   9,800,659   4,937,741    77,798,404   64,610,925    93,139,970   70,166,607
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $15,456,876  $9,800,659  $102,036,619  $77,798,404  $120,081,078  $93,139,970
                                                ===========  ==========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          LORD ABBETT SERIES FUND -
                                                LORD ABBETT SERIES FUND -  GROWTH OPPORTUNITIES     MFS(R) INTERNATIONAL VALUE
                                                CLASSIC STOCK PORTFOLIO          PORTFOLIO                   PORTFOLIO
                                                ------------------------  ------------------------  --------------------------
                                                   2017         2016         2017         2016          2017          2016
                                                ----------   ----------   ----------   ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (25,265)  $  (17,017)  $  (67,875)  $  (66,050)  $    (70,705) $   (367,298)
 Net realized gain (loss)......................    345,432       66,030      120,648     (223,679)     4,666,942     6,083,820
 Net change in unrealized appreciation
   (depreciation) of investments...............    311,206      391,198      842,896      274,945     40,654,272    (2,205,784)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    631,373      440,211      895,669      (14,784)    45,250,509     3,510,738
                                                ----------   ----------   ----------   ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     57,525       83,182       38,849       79,919     23,159,564    22,622,179
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (190,747)    (387,184)     (63,026)    (196,535)     7,905,113     7,011,465
 Redemptions for contract benefits and
   terminations................................   (209,963)    (171,563)    (318,569)    (292,649)   (11,947,518)   (6,407,483)
 Contract maintenance charges..................       (580)        (655)        (575)        (666)       (22,209)      (19,950)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (343,765)    (476,220)    (343,321)    (409,931)    19,094,950    23,206,211
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --           --           --             --             5
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    287,608      (36,009)     552,348     (424,715)    64,345,459    26,716,954
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  4,366,459    4,402,468    4,377,301    4,802,016    172,253,286   145,536,332
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $4,654,067   $4,366,459   $4,929,649   $4,377,301   $236,598,745  $172,253,286
                                                ==========   ==========   ==========   ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                            MFS(R) MASSACHUSETTS
                                                 MFS(R) INVESTORS TRUST    INVESTORS GROWTH STOCK
                                                         SERIES                   PORTFOLIO         MFS(R) RESEARCH SERIES
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (96,637) $   (81,400) $  (124,882) $  (106,239) $   (1,204) $   (9,039)
 Net realized gain (loss)......................     737,122    1,222,290      557,159    1,119,802     146,844     130,600
 Net change in unrealized appreciation
   (depreciation) of investments...............   1,650,765     (472,727)   2,473,295     (607,415)    257,702     (23,088)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................   2,291,250      668,163    2,905,572      406,148     403,342      98,473
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,361,135      626,672    1,187,235      766,448     410,950     438,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     610,251     (129,903)     419,816      639,685    (174,060)     38,240
 Redemptions for contract benefits and
   terminations................................  (1,126,307)    (695,308)    (775,240)    (520,799)    (22,328)    (20,238)
 Contract maintenance charges..................      (1,218)      (1,246)      (1,547)      (1,402)        (15)         (2)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     843,861     (199,785)     830,264      883,932     214,547     456,898
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          --          58
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........   3,135,111      468,378    3,735,836    1,290,080     617,889     555,429
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  10,278,485    9,810,107   10,888,864    9,598,784   1,712,000   1,156,571
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $13,413,596  $10,278,485  $14,624,700  $10,888,864  $2,329,889  $1,712,000
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    MFS(R) TECHNOLOGY
                                                        PORTFOLIO          MFS(R) UTILITIES SERIES     MFS(R) VALUE SERIES
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (413,929) $  (291,174) $ 1,440,870  $ 1,063,761  $   118,660  $    86,859
 Net realized gain (loss)......................   2,511,136    1,743,950     (698,550)    (569,595)     806,297      815,625
 Net change in unrealized appreciation
   (depreciation) of investments...............   6,433,669      (89,099)   5,295,473    3,568,232    1,820,644      282,281
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   8,530,876    1,363,677    6,037,793    4,062,398    2,745,601    1,184,765
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     454,401      336,507    4,676,795    4,892,162    5,968,264    4,708,293
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   5,065,761    1,509,846     (984,519)  (2,349,981)   2,351,351    2,564,364
 Redemptions for contract benefits and
   terminations................................  (2,135,835)    (912,667)  (3,091,771)  (1,953,253)  (1,021,060)    (353,341)
 Contract maintenance charges..................      (3,497)      (3,396)      (5,591)      (5,903)        (319)          (8)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   3,380,830      930,290      594,914      583,025    7,298,236    6,919,308
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          236          237
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  11,911,706    2,293,967    6,632,707    4,645,423   10,044,073    8,104,310
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  21,844,805   19,550,838   46,478,965   41,833,542   13,803,907    5,699,597
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,756,511  $21,844,805  $53,111,672  $46,478,965  $23,847,980  $13,803,907
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 MULTIMANAGER AGGRESSIVE                                MULTIMANAGER MID CAP
                                                         EQUITY*            MULTIMANAGER CORE BOND*            GROWTH*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (192,731) $  (118,927) $    665,709  $    598,445  $  (264,597) $  (218,070)
 Net realized gain (loss)......................     932,419      765,424      (274,502)   (1,361,834)   1,519,229   (1,104,507)
 Net change in unrealized appreciation
   (depreciation) of investments...............   2,975,088     (413,767)    1,192,066     1,848,468    2,803,490    2,095,870
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   3,714,776      232,730     1,583,273     1,085,079    4,058,122      773,293
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     736,468    1,458,764     6,129,249     6,797,717    1,340,777    1,229,772
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (585,257)    (618,964)   11,778,477    (3,622,447)     110,863     (824,440)
 Redemptions for contract benefits and
   terminations................................  (1,019,939)    (620,789)   (5,447,689)   (6,213,388)  (1,183,114)    (960,117)
 Contract maintenance charges..................    (226,941)    (213,657)   (2,183,026)   (2,165,998)    (245,373)    (226,835)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (1,095,669)       5,354    10,277,011    (5,204,116)      23,153     (781,620)
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   2,619,107      238,084    11,860,284    (4,119,037)   4,081,275       (8,327)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  13,531,207   13,293,123   102,096,858   106,215,895   16,481,577   16,489,904
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $16,150,314  $13,531,207  $113,957,142  $102,096,858  $20,562,852  $16,481,577
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       NEUBERGER BERMAN
                                                  MULTIMANAGER MID CAP                               INTERNATIONAL EQUITY
                                                         VALUE*           MULTIMANAGER TECHNOLOGY*         PORTFOLIO
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (110,234) $     7,794  $  (447,808) $  (272,694) $  (23,659) $  (18,399)
 Net realized gain (loss)......................   1,069,325      518,176    4,529,140    1,747,490      66,139       3,351
 Net change in unrealized appreciation
   (depreciation) of investments...............    (114,374)   1,553,764    5,867,855      174,046     738,642     (64,591)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     844,717    2,079,734    9,949,187    1,648,842     781,122     (79,639)
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     850,371      765,093    5,817,582    5,343,904     630,083     350,384
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (7,394,942)   6,879,166    2,072,635    3,472,145     (41,452)    486,367
 Redemptions for contract benefits and
   terminations................................    (709,000)    (659,763)  (1,508,889)    (884,969)   (178,345)   (116,537)
 Contract maintenance charges..................    (151,412)    (143,645)    (258,942)    (206,204)       (321)       (278)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (7,404,983)   6,840,851    6,122,386    7,724,876     409,965     719,936
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (28)         175          223          297          --          --
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  (6,560,294)   8,920,760   16,071,796    9,374,015   1,191,087     640,297
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  18,341,150    9,420,390   24,375,612   15,001,597   3,062,293   2,421,996
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,780,856  $18,341,150  $40,447,408  $24,375,612  $4,253,380  $3,062,293
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 NEUBERGER BERMAN U.S.            PIMCO
                                                 EQUITY INDEX PUTWRITE   COMMODITYREALRETURN(R)    PIMCO EMERGING MARKETS
                                                  STRATEGY PORTFOLIO       STRATEGY PORTFOLIO          BOND PORTFOLIO
                                                ----------------------  ------------------------  ------------------------
                                                   2017        2016         2017         2016         2017         2016
                                                ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (26,901) $  (23,725) $ 1,590,723  $   (67,482) $   719,090  $   701,075
 Net realized gain (loss)......................    (14,917)    (40,515)  (2,648,316)  (3,468,907)    (307,958)    (683,117)
 Net change in unrealized appreciation
   (depreciation) of investments...............    148,583      34,080    1,125,122    5,505,289    1,163,037    1,953,535
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    106,765     (30,160)      67,529    1,968,900    1,574,169    1,971,493
                                                ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    444,517     570,004    1,223,869    1,446,758    1,326,568    1,103,260
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (49,303)   (113,080)    (753,111)    (265,802)     191,980     (455,557)
 Redemptions for contract benefits and
   terminations................................    (88,985)    (85,840)  (1,273,119)  (1,108,509)  (1,769,829)  (1,144,407)
 Contract maintenance charges..................       (166)       (166)      (1,963)      (2,452)      (2,209)      (2,644)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    306,063     370,918     (804,324)      69,995     (253,490)    (499,348)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          14           --           --          (36)          44
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........    412,828     340,772     (736,795)   2,038,895    1,320,643    1,472,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,877,972   1,537,200   17,631,313   15,592,418   19,133,174   17,660,985
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,290,800  $1,877,972  $16,894,518  $17,631,313  $20,453,817  $19,133,174
                                                ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        PIMCO GLOBAL MULTI-ASSET
                                                   PIMCO GLOBAL BOND      MANAGED ALLOCATION         PIMCO REAL RETURN
                                                 PORTFOLIO (UNHEDGED)          PORTFOLIO                 PORTFOLIO
                                                ----------------------  ----------------------   ------------------------
                                                   2017        2016        2017         2016         2017         2016
                                                ----------  ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   25,247  $    2,441  $   13,541   $   15,609  $   483,744  $   428,185
 Net realized gain (loss)......................      1,899     (18,472)     26,382      (28,911)  (1,182,808)  (1,460,007)
 Net change in unrealized appreciation
   (depreciation) of investments...............    116,260      15,365     120,803       43,051    1,886,490    3,177,703
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    143,406        (666)    160,726       29,749    1,187,426    2,145,881
                                                ----------  ----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........  1,266,532     550,360     224,207      205,870    2,380,283    2,875,991
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    397,802     223,779      17,402      303,083   (1,905,612)  (3,418,756)
 Redemptions for contract benefits and
   terminations................................   (117,625)    (95,799)   (171,372)     (58,359)  (4,579,953)  (3,828,040)
 Contract maintenance charges..................        (18)        (27)         --           --       (8,388)     (10,109)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  1,546,691     678,313      70,237      450,594   (4,113,670)  (4,380,914)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....      1,322          --          --           --       43,977           (6)
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  1,691,419     677,647     230,963      480,343   (2,882,267)  (2,235,039)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,615,460     937,813   1,275,120      794,777   58,515,133   60,750,172
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $3,306,879  $1,615,460  $1,506,083   $1,275,120  $55,632,866  $58,515,133
                                                ==========  ==========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    PIMCO TOTAL RETURN
                                                         PORTFOLIO            PROFUND VP BEAR    PROFUND VP BIOTECHNOLOGY
                                                --------------------------  ------------------  -------------------------
                                                    2017          2016        2017      2016        2017         2016
                                                ------------  ------------  --------  --------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    852,558  $    857,971  $ (2,343) $ (3,830) $  (671,805) $   (671,898)
 Net realized gain (loss)......................     (679,474)   (1,152,374)  (18,998)  (30,472)     656,094     1,854,398
 Net change in unrealized appreciation
   (depreciation) of investments...............    5,045,169     2,036,856   (16,008)  (11,316)   8,726,890   (10,461,247)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    5,218,253     1,742,453   (37,349)  (45,618)   8,711,179    (9,278,747)
                                                ------------  ------------  --------  --------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   15,805,276    18,643,788     2,612     2,821    2,699,667     3,834,072
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    4,037,248     4,132,981   (49,647)   21,070   (3,128,422)   (5,692,226)
 Redemptions for contract benefits and
   terminations................................  (11,958,866)   (9,214,231)   (6,622)   (8,159)  (3,198,894)   (1,893,700)
 Contract maintenance charges..................      (16,877)      (19,221)      (51)      (65)      (5,930)       (6,703)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    7,866,781    13,543,317   (53,708)   15,667   (3,633,579)   (3,758,557)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (109)          181        --        --           --            --
                                                ------------  ------------  --------  --------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........   13,084,925    15,285,951   (91,057)  (29,951)   5,077,600   (13,037,304)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  154,482,951   139,197,000   213,983   243,934   43,369,528    56,406,832
                                                ------------  ------------  --------  --------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $167,567,876  $154,482,951  $122,926  $213,983  $48,447,128  $ 43,369,528
                                                ============  ============  ========  ========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  PUTNAM VT ABSOLUTE     PUTNAM VT DIVERSIFIED   PUTNAM VT GLOBAL ASSET
                                                    RETURN 500 FUND           INCOME FUND            ALLOCATION FUND
                                                ----------------------  -----------------------  ----------------------
                                                   2017        2016         2017        2016        2017        2016
                                                ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (27,530) $   41,415  $   363,191  $  217,816  $    3,638  $   11,616
 Net realized gain (loss)......................     (6,017)    (23,402)     (55,858)   (303,889)     92,697      97,431
 Net change in unrealized appreciation
   (depreciation) of investments...............    163,436     (23,098)     190,681     491,303     316,193      15,367
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................    129,889      (5,085)     498,014     405,230     412,528     124,414
                                                ----------  ----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    432,575     398,730    1,845,247     922,815     906,200     932,474
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     86,435     295,296      756,064   1,939,773     927,725     (69,357)
 Redemptions for contract benefits and
   terminations................................   (179,159)   (170,342)    (342,556)   (457,976)    (58,756)    (65,108)
 Contract maintenance charges..................       (111)         (1)        (457)       (365)        (13)         --
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    339,740     523,683    2,258,298   2,404,247   1,775,156     798,009
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          15           --         137          75          30
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    469,629     518,613    2,756,312   2,809,614   2,187,759     922,453
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  2,145,297   1,626,684    7,624,154   4,814,540   2,120,347   1,197,894
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,614,926  $2,145,297  $10,380,466  $7,624,154  $4,308,106  $2,120,347
                                                ==========  ==========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         QS LEGG MASON DYNAMIC
                                                                          MULTI-STRATEGY VIT    SEI VP BALANCED STRATEGY
                                                PUTNAM VT RESEARCH FUND        PORTFOLIO                 FUND
                                                ----------------------  ----------------------  ----------------------
                                                  2017        2016         2017        2016        2017         2016
                                                 --------    --------   ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,847)   $     (8)   $      991  $  (15,596) $   34,651   $   72,309
 Net realized gain (loss)......................   12,431         658       (24,828)   (108,575)     26,135       81,438
 Net change in unrealized appreciation
   (depreciation) of investments...............   51,533      11,401       419,774      59,407     679,124      206,720
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations...................   62,117      12,051       395,937     (64,764)    739,910      360,467
                                                 --------    --------   ----------  ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   92,526      83,326       257,839     775,758   1,554,433    1,566,701
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  214,465      15,428       113,893    (955,025)    (91,393)     505,784
 Redemptions for contract benefits and
   terminations................................  (16,794)    (12,006)     (109,768)   (225,462)   (304,980)    (335,645)
 Contract maintenance charges..................       --          (2)         (608)       (568)       (104)          (2)
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  290,197      86,746       261,356    (405,297)  1,157,956    1,736,838
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....       11          --            --          19          --           --
                                                 --------    --------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  352,325      98,797       657,293    (470,042)  1,897,866    2,097,305
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  113,633      14,836     3,153,342   3,623,384   7,179,196    5,081,891
                                                 --------    --------   ----------  ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $465,958    $113,633    $3,810,635  $3,153,342  $9,077,062   $7,179,196
                                                 ========    ========   ==========  ==========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   SEI VP CONSERVATIVE      SEI VP MARKET GROWTH     SEI VP MARKET PLUS
                                                      STRATEGY FUND            STRATEGY FUND            STRATEGY FUND
                                                ------------------------  -----------------------  ----------------------
                                                    2017         2016         2017        2016        2017        2016
                                                -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    47,082  $    38,796  $    17,911  $   65,350  $    4,916  $   12,911
 Net realized gain (loss)......................     111,931      (31,199)     (10,543)    190,987      (2,128)     19,436
 Net change in unrealized appreciation
   (depreciation) of investments...............     261,731      226,563      855,140     197,059     285,906      93,309
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     420,744      234,160      862,508     453,396     288,694     125,656
                                                -----------  -----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,125,817    3,032,301      713,721   1,181,757     128,935     309,166
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (1,031,273)   2,515,236   (1,049,779)   (444,563)    (22,933)     94,273
 Redemptions for contract benefits and
   terminations................................    (820,486)  (2,501,489)    (346,379)   (398,283)   (102,686)   (245,730)
 Contract maintenance charges..................        (129)          --         (116)         --         (24)         --
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    (726,071)   3,046,048     (682,553)    338,911       3,292     157,709
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --          199           --          10          --         351
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    (305,327)   3,280,407      179,955     792,317     291,986     283,716
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,089,778    8,809,371    7,487,603   6,695,286   1,780,422   1,496,706
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,784,451  $12,089,778  $ 7,667,558  $7,487,603  $2,072,408  $1,780,422
                                                ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                SEI VP MODERATE STRATEGY  T. ROWE PRICE EQUITY INCOME    T. ROWE PRICE HEALTH
                                                          FUND                 PORTFOLIO-II              SCIENCES PORTFOLIO-II
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016        2017          2016           2017          2016
                                                -----------  -----------   ----------    ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    29,217  $   111,915  $   28,218    $   31,899    $ (1,820,987) $ (1,627,407)
 Net realized gain (loss)......................     283,716       23,806     772,795       341,550       9,826,709     5,210,086
 Net change in unrealized appreciation
   (depreciation) of investments...............     405,366      414,479      52,332       184,138      21,135,332   (18,780,280)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................     718,299      550,200     853,345       557,587      29,141,054   (15,197,601)
                                                -----------  -----------   ----------    ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     603,513    5,058,838   2,229,221     1,346,381      12,332,305    14,615,778
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (4,275,157)    (160,621)    351,348       504,654      (1,258,359)   (7,067,543)
 Redemptions for contract benefits and
   terminations................................    (741,139)  (1,582,422)   (272,592)     (251,476)     (7,942,568)   (5,359,180)
 Contract maintenance charges..................        (191)          --         (71)          (44)        (15,363)      (14,866)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (4,412,974)   3,315,795   2,307,906     1,599,515       3,116,015     2,174,189
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          36           116             620            --
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........  (3,694,675)   3,865,995   3,161,287     2,157,218      32,257,689   (13,023,412)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,143,527    8,277,532   4,568,116     2,410,898     114,513,808   127,537,220
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $ 8,448,852  $12,143,527  $7,729,403    $4,568,116    $146,771,497  $114,513,808
                                                ===========  ===========   ==========    ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  TEMPLETON DEVELOPING                                TEMPLETON GLOBAL BOND VIP
                                                    MARKETS VIP FUND      TEMPLETON FOREIGN VIP FUND            FUND
                                                ------------------------  -------------------------  --------------------------
                                                    2017         2016        2017          2016          2017          2016
                                                -----------  -----------  ----------   -----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (90,351) $   (81,053) $   99,381   $    40,045   $ (1,886,206) $ (1,896,247)
 Net realized gain (loss)......................     960,540   (1,656,179)   (191,307)     (334,651)    (1,451,029)   (4,702,560)
 Net change in unrealized appreciation
   (depreciation) of investments...............   3,852,321    2,568,385   1,278,776       678,766      4,063,117     8,433,752
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................   4,722,510      831,153   1,186,850       384,160        725,882     1,834,945
                                                -----------  -----------  ----------   -----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,209,877      621,764     194,714       140,563     11,730,082    13,362,335
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (5,998,444)   6,546,726    (607,944)   (1,167,509)    (3,965,190)  (11,655,568)
 Redemptions for contract benefits and
   terminations................................    (925,512)    (386,760)   (516,369)     (492,292)    (9,099,927)   (8,729,493)
 Contract maintenance charges..................      (1,775)      (1,881)     (1,014)       (1,176)       (15,892)      (17,840)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (5,715,854)   6,779,849    (930,613)   (1,520,414)    (1,350,927)   (7,040,566)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          --       (10,368)            --            --
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    (993,344)   7,611,002     256,237    (1,146,622)      (625,045)   (5,205,621)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  15,169,531    7,558,529   8,378,166     9,524,788    135,073,307   140,278,928
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $14,176,187  $15,169,531  $8,634,403   $ 8,378,166   $134,448,262  $135,073,307
                                                ===========  ===========  ==========   ===========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                    VANECK VIP UNCONSTRAINED
                                                                           VANECK VIP GLOBAL HARD   EMERGING MARKETS BOND
                                                TEMPLETON GROWTH VIP FUND        ASSETS FUND               FUND
                                                ------------------------  ------------------------  -----------------------
                                                   2017         2016          2017         2016       2017         2016
                                                ----------   ----------   -----------  -----------   --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    4,886   $   11,974   $  (362,667) $  (260,359) $  7,681     $ (8,159)
 Net realized gain (loss)......................     63,258       86,074    (2,028,807)  (4,483,545)   (6,140)     (14,857)
 Net change in unrealized appreciation
   (depreciation) of investments...............    229,919       37,410     1,188,712   13,223,015    77,633       53,813
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from operations...................    298,063      135,458    (1,202,762)   8,479,111    79,174       30,797
                                                ----------   ----------   -----------  -----------   --------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     16,742       40,739     1,864,099    2,311,378   128,608      183,861
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (46,071)     (92,366)   (2,799,810)   1,515,063    56,698       23,452
 Redemptions for contract benefits and
   terminations................................   (175,947)    (129,982)   (1,893,136)  (1,686,230)  (80,347)     (58,451)
 Contract maintenance charges..................       (226)        (278)       (3,849)      (4,563)        6           --
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (205,502)    (181,887)   (2,832,696)   2,135,648   104,965      148,862
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --            --           --        --            5
                                                ----------   ----------   -----------  -----------   --------     --------

NET INCREASE (DECREASE) IN NET ASSETS..........     92,561      (46,429)   (4,035,458)  10,614,759   184,139      179,664
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,868,602    1,915,031    30,085,897   19,471,138   755,898      576,234
                                                ----------   ----------   -----------  -----------   --------     --------

NET ASSETS -- END OF YEAR OR PERIOD............ $1,961,163   $1,868,602   $26,050,439  $30,085,897  $940,037     $755,898
                                                ==========   ==========   ===========  ===========   ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                         2017                        2016
                                                              --------------------------  --------------------------
                                                                                  NET                         NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                              --------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...............        B            57      (17)      40        42     (207)    (165)

1290 VT DOUBLELINE DYNAMIC ALLOCATION........        B           210     (158)      52       332     (142)     190

1290 VT DOUBLELINE OPPORTUNISTIC BOND........        B         1,436     (126)   1,310       570      (25)     545

1290 VT ENERGY...............................        B           161      (95)      66       287     (103)     184

1290 VT EQUITY INCOME........................        A           105     (150)     (45)      132     (168)     (36)
1290 VT EQUITY INCOME........................        B           156     (194)     (38)      272     (333)     (61)

1290 VT GAMCO MERGERS & ACQUISITIONS.........        A            98     (125)     (27)      135     (131)       4
1290 VT GAMCO MERGERS & ACQUISITIONS.........        B           145      (39)     106       130      (45)      85

1290 VT GAMCO SMALL COMPANY VALUE............        A           831     (672)     159       958     (673)     285
1290 VT GAMCO SMALL COMPANY VALUE............        B           924     (147)     777     1,019     (171)     848

1290 VT HIGH YIELD BOND......................        B           351     (176)     175       516     (290)     226

1290 VT LOW VOLATILITY GLOBAL EQUITY.........        B            54      (17)      37        77      (29)      48

1290 VT NATURAL RESOURCES....................        B           283     (287)      (4)      576     (216)     360

1290 VT REAL ESTATE..........................        B           245     (240)       5       456     (194)     262

1290 VT SMARTBETA EQUITY.....................        B            28       (9)      19        28       (6)      22

1290 VT SOCIALLY RESPONSIBLE.................        B            43      (24)      19       109      (51)      58

7TWELVE/TM/ BALANCED PORTFOLIO...............     CLASS 4        360   (1,177)    (817)      472   (1,310)    (838)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO....     CLASS B         12      (46)     (34)       25      (38)     (13)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO......     CLASS B         57      (18)      39        48      (11)      37

AB VPS GROWTH AND INCOME PORTFOLIO...........     CLASS B        104      (45)      59       175      (17)     158

AB VPS INTERNATIONAL GROWTH PORTFOLIO........     CLASS B        135     (145)     (10)       46     (122)     (76)

AB VPS REAL ESTATE INVESTMENT PORTFOLIO......     CLASS B        156      (64)      92       290      (56)     234

AB VPS SMALL/MID CAP VALUE PORTFOLIO.........     CLASS B        101      (34)      67       167      (39)     128

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

ALL ASSET GROWTH-ALT 20...........................        A           812     (160)      652      275     (103)      172
ALL ASSET GROWTH-ALT 20...........................        B         1,315     (162)    1,153       --       --        --

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..    CLASS III       138      (28)      110      131      (21)      110

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....    CLASS II        280      (91)      189      198      (97)      101

AMERICAN CENTURY VP LARGE COMPANY VALUE...........    CLASS II         12      (20)       (8)       9      (35)      (26)

AMERICAN CENTURY VP MID CAP VALUE FUND............    CLASS II      1,601     (565)    1,036    2,005     (417)    1,588

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................     CLASS 4      1,765     (163)    1,602    1,325     (311)    1,014

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..     CLASS 4        673     (654)       19    1,834     (492)    1,342

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................     CLASS 4        258      (55)      203      197      (55)      142

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................     CLASS 4        232     (121)      111      216     (210)        6

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................     CLASS 4        417      (55)      362      235     (101)      134

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/.......................     CLASS 4        177      (32)      145      130      (88)       42

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2       152      (74)       78       99     (119)      (20)

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4      1,150     (553)      597      935     (393)      542

AXA 400 MANAGED VOLATILITY........................        B           269     (635)     (366)     661     (943)     (282)

AXA 500 MANAGED VOLATILITY........................        B           455   (1,704)   (1,249)   1,023   (1,563)     (540)

AXA 2000 MANAGED VOLATILITY.......................        B           287     (678)     (391)     499   (1,010)     (511)

AXA AGGRESSIVE ALLOCATION.........................        A            39     (112)      (73)      70     (108)      (38)
AXA AGGRESSIVE ALLOCATION.........................        B           374      (90)      284      223      (68)      155

AXA AGGRESSIVE STRATEGY...........................        B        37,571   (7,216)   30,355   62,945  (41,331)   21,614

AXA BALANCED STRATEGY.............................        B        15,796  (14,972)      824   35,856  (24,470)   11,386

AXA CONSERVATIVE GROWTH STRATEGY..................        B         9,607  (10,180)     (573)  21,430  (12,671)    8,759

AXA CONSERVATIVE STRATEGY.........................        B         9,209  (18,252)   (9,043)  22,769  (15,085)    7,684

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A            23      (77)      (54)      28      (91)      (63)
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B            48      (55)       (7)      88      (68)       20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         2017                         2016
                                                              --------------------------  ---------------------------
                                                                                  NET                          NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS     INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)    (000'S)
                                              --------------- ------- -------- ---------- ------- --------  ----------

AXA GROWTH STRATEGY..........................        B        29,158  (11,019)   18,139    59,112  (38,826)   20,286

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        A            70      (72)       (2)       65      (76)      (11)
AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B            55     (109)      (54)      114     (152)      (38)

AXA INTERNATIONAL MANAGED VOLATILITY.........        B           299   (1,983)   (1,684)    1,081   (1,446)     (365)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        A            23      (52)      (29)       11      (64)      (53)

AXA LARGE CAP CORE MANAGED VOLATILITY........        B            90     (112)      (22)      170     (154)       16

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        A            40      (59)      (19)       25      (65)      (40)
AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B            64     (129)      (65)      164     (203)      (39)

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A            97      (83)       14       122     (609)     (487)
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B            61     (138)      (77)      228     (234)       (6)

AXA MID CAP VALUE MANAGED VOLATILITY.........        A            50      (37)       13        59      (42)       17
AXA MID CAP VALUE MANAGED VOLATILITY.........        B            59      (85)      (26)      206     (120)       86

AXA MODERATE ALLOCATION......................        A           666     (865)     (199)      891     (873)       18
AXA MODERATE ALLOCATION......................        B         1,350     (537)      813     2,085     (662)    1,423

AXA MODERATE GROWTH STRATEGY.................        B        25,909  (27,656)   (1,747)   59,339  (46,165)   13,174

AXA MODERATE-PLUS ALLOCATION.................        A            86     (325)     (239)       48     (358)     (310)
AXA MODERATE-PLUS ALLOCATION.................        B           751     (309)      442       763     (257)      506

AXA ULTRA CONSERVATIVE STRATEGY..............        B        12,478  (23,334)  (10,856)  190,414 (171,098)   19,316

AXA/AB DYNAMIC GROWTH........................        B        14,718     (961)   13,757    19,894     (519)   19,375

AXA/AB DYNAMIC MODERATE GROWTH...............        B        15,338  (16,648)   (1,310)   41,438  (39,258)    2,180

AXA/AB SHORT DURATION GOVERNMENT BOND........        B            97      (56)       41       275     (222)       53

AXA/AB SMALL CAP GROWTH......................        A           284     (175)      109       460     (177)      283
AXA/AB SMALL CAP GROWTH......................        B           250     (124)      126       272     (258)       14

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B           157     (768)     (611)      255   (1,183)     (928)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        A           785      (53)      732        84      (58)       26
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        B            40      (72)      (32)      118     (142)      (24)

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................        A            11      (30)      (19)       28      (31)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B           101     (115)      (14)     198     (263)      (65)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A            45     (115)      (70)      32     (117)      (85)
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B            27      (52)      (25)      59      (96)      (37)

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............        B        12,655     (292)   12,363   17,741     (176)   17,565

AXA/INVESCO STRATEGIC ALLOCATION..................        B         5,863     (399)    5,464   10,004     (296)    9,708

AXA/JANUS ENTERPRISE..............................        A           240     (305)      (65)     157     (367)     (210)
AXA/JANUS ENTERPRISE..............................        B           249     (189)       60      307     (229)       78

AXA/LEGG MASON STRATEGIC ALLOCATION...............        B         5,798     (126)    5,672    4,948      (76)    4,872

AXA/LOOMIS SAYLES GROWTH..........................        A           612     (207)      405      747     (137)      610
AXA/LOOMIS SAYLES GROWTH..........................        B           581     (137)      444      658     (153)      505

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        A             9      (13)       (4)       6      (12)       (6)
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        B            20      (53)      (33)      77      (70)        7

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        A             5      (25)      (20)      13      (39)      (26)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        B           108     (213)     (105)     273     (303)      (30)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............    CLASS III     1,368   (1,085)      283    1,672   (1,097)      575

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........    CLASS III       141     (218)      (77)     132     (120)       12

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........    CLASS III       194     (172)       22      230     (221)        9

CHARTER/SM/ AGGRESSIVE GROWTH.....................        B           126      (94)       32      313     (237)       76

CHARTER/SM/ CONSERVATIVE..........................        B           672     (652)       20    1,383     (299)    1,084

CHARTER/SM/ GROWTH................................        B           167     (217)      (50)     221     (236)      (15)

CHARTER/SM/ MODERATE..............................        B         1,060     (362)      698      568     (278)      290

CHARTER/SM/ MODERATE GROWTH.......................        B           421     (422)       (1)     735     (318)      417

CHARTER/SM/ MULTI-SECTOR BOND.....................        B            17      (28)      (11)      31      (73)      (42)

CHARTER/SM/ SMALL CAP GROWTH......................        B           219     (195)       24      346     (380)      (34)

CHARTER/SM/ SMALL CAP VALUE.......................        B           172     (507)     (335)     691     (968)     (277)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..    CLASS II        632     (454)      178    1,197     (752)      445

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                2017                        2016
                                                                     --------------------------  --------------------------
                                                                                         NET                         NET
                                                                      UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                     ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                       SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                     --------------- ------- -------- ---------- ------- -------- ----------

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.........    CLASS II        306      (62)     244       369      (44)     325

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO....    CLASS II        552     (175)     377       932     (214)     718

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..............    CLASS II         79      (37)      42       150      (30)     120

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...........  SERVICE CLASS     517     (178)     339       505     (178)     327

DELAWARE VIP(R) EMERGING MARKETS SERIES.............  SERVICE CLASS     223      (78)     145        55      (38)      17

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES.............................................  SERVICE CLASS     288     (175)     113       550     (283)     267

EATON VANCE VT FLOATING-RATE INCOME FUND............  INITIAL CLASS     911     (213)     698     1,001     (292)     709

EQ/BLACKROCK BASIC VALUE EQUITY.....................        A           440     (624)    (184)      658     (751)     (93)
EQ/BLACKROCK BASIC VALUE EQUITY.....................        B           441     (186)     255       452     (187)     265

EQ/CAPITAL GUARDIAN RESEARCH........................        A            70      (96)     (26)       45      (80)     (35)
EQ/CAPITAL GUARDIAN RESEARCH........................        B            50      (61)     (11)       76      (82)      (6)

EQ/COMMON STOCK INDEX...............................        A           421     (122)     299       277     (200)      77
EQ/COMMON STOCK INDEX...............................        B           348     (139)     209       545     (434)     111

EQ/CORE BOND INDEX..................................        B         3,944   (3,800)     144     8,462   (7,730)     732

EQ/EMERGING MARKETS EQUITY PLUS.....................        B           456     (265)     191       406     (219)     187

EQ/EQUITY 500 INDEX.................................        A         2,100     (818)   1,282     2,848   (1,834)   1,014
EQ/EQUITY 500 INDEX.................................        B         2,278     (390)   1,888     2,368     (916)   1,452

EQ/GLOBAL BOND PLUS.................................        A            55     (115)     (60)       87     (106)     (19)
EQ/GLOBAL BOND PLUS.................................        B            45      (50)      (5)       83     (118)     (35)

EQ/INTERMEDIATE GOVERNMENT BOND.....................        B         1,584   (1,758)    (174)    2,712   (2,477)     235

EQ/INTERNATIONAL EQUITY INDEX.......................        A           609     (362)     247       447     (256)     191
EQ/INTERNATIONAL EQUITY INDEX.......................        B           648     (176)     472       610     (138)     472

EQ/INVESCO COMSTOCK.................................        A           152     (169)     (17)      206     (309)    (103)
EQ/INVESCO COMSTOCK.................................        B            64      (92)     (28)      102     (217)    (115)

EQ/JPMORGAN VALUE OPPORTUNITIES.....................        A           151     (133)      18       131      (70)      61
EQ/JPMORGAN VALUE OPPORTUNITIES.....................        B           110      (59)      51       165      (86)      79

EQ/LARGE CAP GROWTH INDEX...........................        A           447     (174)     273       440     (197)     243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
EQ/LARGE CAP GROWTH INDEX.........................        B           515     (111)      404      475      (89)     386

EQ/LARGE CAP VALUE INDEX..........................        A           358     (140)      218      335     (669)    (334)
EQ/LARGE CAP VALUE INDEX..........................        B           388     (116)      272      305      (90)     215

EQ/MFS INTERNATIONAL GROWTH.......................        A           431     (209)      222      280     (239)      41
EQ/MFS INTERNATIONAL GROWTH.......................        B           391     (208)      183      445     (242)     203

EQ/MID CAP INDEX..................................        A           489     (595)     (106)     965     (223)     742
EQ/MID CAP INDEX..................................        B           565     (168)      397      614     (366)     248

EQ/MONEY MARKET...................................        A         4,821   (7,476)   (2,655)   9,604   (8,389)   1,215
EQ/MONEY MARKET...................................        B         7,210   (7,560)     (350)  12,229  (11,506)     723

EQ/OPPENHEIMER GLOBAL.............................        A           926     (296)      630      311     (478)    (167)
EQ/OPPENHEIMER GLOBAL.............................        B           311     (253)       58      459     (264)     195

EQ/PIMCO GLOBAL REAL RETURN.......................        B           983     (309)      674      894     (439)     455

EQ/PIMCO ULTRA SHORT BOND.........................        A           556     (757)     (201)     995     (788)     207
EQ/PIMCO ULTRA SHORT BOND.........................        B           427     (232)      195      676     (518)     158

EQ/QUALITY BOND PLUS..............................        B           425     (246)      179      591     (589)       2

EQ/SMALL COMPANY INDEX............................        A           408     (601)     (193)     913     (245)     668
EQ/SMALL COMPANY INDEX............................        B           391     (114)      277      561     (135)     426

EQ/T. ROWE PRICE GROWTH STOCK.....................        A         1,226     (453)      773      887     (558)     329
EQ/T. ROWE PRICE GROWTH STOCK.....................        B         1,010     (426)      584    1,333     (659)     674

EQ/UBS GROWTH & INCOME............................        B           102     (165)      (63)     415     (326)      89

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS     577     (260)      317      789     (386)     403

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS     194      (46)      148      149      (89)      60

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2     10       (8)        2       18      (28)     (10)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........... SERVICE CLASS 2  1,403     (776)      627    1,246   (1,442)    (196)

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2     25       (3)       22        1      (14)     (13)

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2      9       (7)        2        7      (20)     (13)

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2      5       (8)       (3)      20       (6)      14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2      6     (10)       (4)        9       (8)       1

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2    731    (363)      368       729     (474)     255

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2  2,274    (682)    1,592     2,392     (815)   1,577

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES     172     (78)       94       124      (85)      39

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO............................. CLASS I SHARES   1,048    (474)      574     1,516     (252)   1,264

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2        221    (188)       33       272     (308)     (36)

FRANKLIN INCOME VIP FUND..........................     CLASS 2      1,052    (715)      337     1,409   (1,198)     211

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2        135    (116)       19       102     (142)     (40)

FRANKLIN RISING DIVIDENDS VIP FUND................     CLASS 2        918    (540)      378     1,534     (558)     976

FRANKLIN STRATEGIC INCOME VIP FUND................     CLASS 2        527    (536)       (9)      706     (750)     (44)

GOLDMAN SACHS VIT MID CAP VALUE FUND.............. SERVICE SHARES      91    (263)     (172)      141     (248)    (107)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES      81     (50)       31       147      (61)      86

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES       4     (26)      (22)       11      (12)      (1)

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC           334    (128)      206       426     (189)     237

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC           410    (311)       99       941     (432)     509

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II         3      (6)       (3)        3      (23)     (20)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II       276    (196)       80       512     (152)     360

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II       647    (422)      225     1,645     (273)   1,372

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II       448     (47)      401       478      (74)     404

INVESCO V.I. GLOBAL HEALTH CARE FUND..............    SERIES II        99     (45)       54       118      (71)      47

INVESCO V.I. GLOBAL REAL ESTATE FUND..............    SERIES II       390    (606)     (216)      620     (639)     (19)

INVESCO V.I. HIGH YIELD FUND......................    SERIES II       725    (642)       83     1,114     (758)     356

INVESCO V.I. INTERNATIONAL GROWTH FUND............    SERIES II       472    (383)       89       580     (371)     209

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II        70     (88)      (18)      110      (80)      30

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II       206    (106)      100       280     (113)     167

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

IVY VIP ASSET STRATEGY.................................    CLASS II        200    (596)     (396)      314   (1,033)    (719)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II         45    (120)      (75)       83     (179)     (96)

IVY VIP ENERGY.........................................    CLASS II        718    (764)      (46)    1,235     (875)     360

IVY VIP HIGH INCOME....................................    CLASS II        858    (645)      213     1,006   (1,099)     (93)

IVY VIP MICRO CAP GROWTH...............................    CLASS II        105     (54)       51       103      (50)      53

IVY VIP MID CAP GROWTH.................................    CLASS II        206    (229)      (23)      256     (289)     (33)

IVY VIP NATURAL RESOURCES..............................    CLASS II        191    (271)      (80)      283     (289)      (6)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II        585    (514)       71       582     (630)     (48)

IVY VIP SMALL CAP GROWTH...............................    CLASS II        163    (166)       (3)      221     (265)     (44)

JANUS HENDERSON VIT BALANCED PORTFOLIO................. SERVICE SHARES   1,439    (286)    1,153     1,564     (268)   1,296

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO............ SERVICE SHARES     843    (292)      551     1,604     (433)   1,171

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO...... SERVICE SHARES     189     (66)      123       462      (78)     384

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO...    CLASS 2         471     (90)      381       662     (154)     508

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO......    CLASS 2         531    (122)      409       547      (97)     450

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   1,196    (855)      341     1,264   (1,140)     124

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO....   VC SHARES      2,232    (667)    1,565     2,292     (974)   1,318

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....   VC SHARES         11     (33)      (22)       15      (51)     (36)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................   VC SHARES         48     (71)      (23)       63      (94)     (31)

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    2,241    (804)    1,437     2,488     (696)   1,792

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      158     (84)       74        91      (94)      (3)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      124     (86)       38       120      (75)      45

MFS(R) RESEARCH SERIES................................. SERVICE CLASS       54     (32)       22        55      (13)      42

MFS(R) TECHNOLOGY PORTFOLIO............................ SERVICE CLASS      284    (160)      124       251     (209)      42

MFS(R) UTILITIES SERIES................................ SERVICE CLASS      426    (353)       73       715     (693)      22

MFS(R) VALUE SERIES.................................... SERVICE CLASS      753    (140)      613       713      (66)     647

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER AGGRESSIVE EQUITY.........................       B             61     (101)     (40)      152     (146)       6

MULTIMANAGER CORE BOND.................................       B          1,231     (480)     751     1,751   (2,145)    (394)

MULTIMANAGER MID CAP GROWTH............................       B            135     (137)      (2)      187     (232)     (45)

MULTIMANAGER MID CAP VALUE.............................       B             77     (422)    (345)      463     (124)     339

MULTIMANAGER TECHNOLOGY................................       B            714     (238)     476       862     (201)     661

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO........ CLASS S SHARES     102      (68)      34       108      (27)      81

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO............................................. CLASS S SHARES      65      (32)      33        96      (54)      42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........ ADVISOR CLASS      367     (499)    (132)      694     (706)     (12)

PIMCO EMERGING MARKETS BOND PORTFOLIO.................. ADVISOR CLASS      251     (247)       4       333     (357)     (24)

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................. ADVISOR CLASS      173      (20)     153        98      (31)      67

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.. ADVISOR CLASS       33      (26)       7        84      (39)      45

PIMCO REAL RETURN PORTFOLIO............................ ADVISOR CLASS      398     (760)    (362)      495     (891)    (396)

PIMCO TOTAL RETURN PORTFOLIO........................... ADVISOR CLASS    2,345   (1,577)     768     4,293   (2,964)   1,329

PROFUND VP BEAR........................................ COMMON SHARES       27      (49)     (22)      140     (139)       1

PROFUND VP BIOTECHNOLOGY............................... COMMON SHARES      143     (261)    (118)      229     (364)    (135)

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................    CLASS B          73      (39)      34        88      (35)      53

PUTNAM VT DIVERSIFIED INCOME FUND......................    CLASS B         330     (108)     222       543     (270)     273

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................    CLASS B         168       (7)     161       107      (24)      83

PUTNAM VT RESEARCH FUND................................    CLASS B          30       (5)      25        11       (1)      10

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....    CLASS II         66      (40)      26       120     (164)     (44)

SEI VP BALANCED STRATEGY FUND..........................   CLASS III        232     (127)     105       250      (69)     181

SEI VP CONSERVATIVE STRATEGY FUND......................   CLASS III        306     (377)     (71)      628     (326)     302

SEI VP MARKET GROWTH STRATEGY FUND.....................   CLASS III         72     (133)     (61)      149     (106)      43

SEI VP MARKET PLUS STRATEGY FUND.......................   CLASS III         14      (14)      --        66      (47)      19

SEI VP MODERATE STRATEGY FUND..........................   CLASS III         92     (505)    (413)      718     (368)     350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............    CLASS II        240      (41)     199       306     (150)     156

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............    CLASS II        867     (511)     356     1,241     (799)     442

TEMPLETON DEVELOPING MARKETS VIP FUND..................    CLASS 2         532   (1,097)    (565)    1,270     (538)     732

TEMPLETON FOREIGN VIP FUND.............................    CLASS 2          61     (138)     (77)       63     (211)    (148)

TEMPLETON GLOBAL BOND VIP FUND.........................    CLASS 2       1,289   (1,297)      (8)    1,382   (1,912)    (530)

TEMPLETON GROWTH VIP FUND..............................    CLASS 2           2      (16)     (14)        6      (20)     (14)

VANECK VIP GLOBAL HARD ASSETS FUND..................... CLASS S SHARES     565     (932)    (367)    1,429   (1,110)     319

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.... INITIAL CLASS       31      (22)       9        29      (13)      16

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946--Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. American Franchise Fund
  .   Invesco V.I. Balanced-Risk Allocation Fund
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Equity and Income Fund
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
  .   AB VPS Balanced Wealth Strategy Portfolio
  .   AB VPS Global Thematic Growth Portfolio
  .   AB VPS Growth and Income Portfolio
  .   AB VPS International Growth Portfolio
  .   AB VPS Real Estate Investment Portfolio
  .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
  .   ALPS I Red Rocks Listed Private Equity Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Inflation Protection Fund
  .   American Century VP Large Company Value
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) Bond Fund/SM/
  .   American Funds Insurance Series(R) Global Growth Fund/SM/
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) Growth-Income Fund/SM/
  .   American Funds Insurance Series(R) International Growth and Income
      Fund/SM/
  .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Aggressive Growth
  .   Charter/SM/ Conservative
  .   Charter/SM/ Growth
  .   Charter/SM/ Moderate
  .   Charter/SM/ Moderate Growth
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Global Opportunities V.I. Fund

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   BlackRock Large Cap Focus Growth V.I. Fund/(1)/

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
  .   Delaware VIP(R) Diversified Income Series
  .   Delaware VIP(R) Emerging Markets Series
  .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
  .   Eaton Vance VT Floating-Rate Income Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(2)/
  .   1290 VT DoubleLine Dynamic Allocation/(3)/
  .   1290 VT DoubleLine Opportunistic Bond/(4)/
  .   1290 VT Energy/(5)/
  .   1290 VT Equity Income/(6)/
  .   1290 VT GAMCO Mergers & Acquisitions/(7)/
  .   1290 VT GAMCO Small Company Value/(8)/
  .   1290 VT High Yield Bond/(9)/
  .   1290 VT Low Volatility Global Equity/(10)/
  .   1290 VT Natural Resources/(11)/
  .   1290 VT Real Estate/(12)/
  .   1290 VT SmartBeta Equity/(13)/
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   AXA/AB Dynamic Aggressive Growth/(19)/
  .   AXA/AB Dynamic Growth
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Goldman Sachs Strategic Allocation
  .   AXA/Invesco Strategic Allocation
  .   AXA/Janus Enterprise
  .   AXA/JPMorgan Strategic Allocation/(19)/
  .   AXA/Legg Mason Strategic Allocation
  .   AXA/Loomis Sayles Growth
  .   AXA/Mutual Large Cap Equity Managed Volatility
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FEDERATED INSURANCE SERIES
  .   Federated High Income Bond Fund II
  .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Freedom 2015 Portfolio
  .   Fidelity(R) VIP Freedom 2020 Portfolio
  .   Fidelity(R) VIP Freedom 2025 Portfolio
  .   Fidelity(R) VIP Freedom 2030 Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust Multi Income Allocation Portfolio
  .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Founding Funds Allocation VIP Fund
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Foreign VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSUANCE FUNDS
  .   Guggenheim VIF Global Managed Futures Strategy Fund
  .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
  .   Hartford Capital Appreciation HLS Fund
  .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Asset Strategy
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Micro Cap Growth
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Natural Resources/(14)/
  .   Ivy VIP Science and Technology
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson VIT Balanced Portfolio/(15)/
  .   Janus Henderson VIT Flexible Bond Portfolio/(16)/
  .   Janus Henderson VIT U.S. Low Volatility Portfolio/(17)/

     JPMORGAN INSURANCE TRUST
  .   JPMorgan Insurance Trust Global Allocation Portfolio
  .   JPMorgan Insurance Trust Income Builder Portfolio

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   ClearBridge Variable Aggressive Growth Portfolio
  .   ClearBridge Variable Appreciation Portfolio
  .   ClearBridge Variable Dividend Strategy Portfolio
  .   ClearBridge Variable Mid Cap Portfolio
  .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund -- Bond Debenture Portfolio
  .   Lord Abbett Series Fund -- Classic Stock Portfolio
  .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Research Series
  .   MFS(R) Technology Portfolio
  .   MFS(R) Utilities Series
  .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  .   Neuberger Berman International Equity Portfolio
  .   Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio/(18)/

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Emerging Markets Bond Portfolio
  .   PIMCO Global Bond Portfolio (Unhedged)
  .   PIMCO Global Multi-Asset Managed Allocation Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     PROFUNDS VP
  .   ProFund VP Bear
  .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
  .   Putnam VT Absolute Return 500 Fund
  .   Putnam VT Diversified Income Fund
  .   Putnam VT Global Asset Allocation Fund
  .   Putnam VT Research Fund

     SEI INSURANCE PRODUCTS TRUST
  .   SEI VP Balanced Strategy Fund
  .   SEI VP Conservative Strategy Fund
  .   SEI VP Market Growth Strategy Fund

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)

  .   SEI VP Market Plus Strategy Fund
  .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio-II
  .   T. Rowe Price Health Sciences Portfolio-II

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund


  (1)Formerly known as BlackRock Large Cap Growth V.I. Fund.
  (2)Formerly known as EQ/Convertible Securities.
  (3)Formerly known as All Asset Moderate Growth-Alt 15.
  (4)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (5)Formerly known as EQ/Energy ETF.
  (6)Formerly known as EQ/Boston Advisors Equity Income.
  (7)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (8)Formerly known as EQ/GAMCO Small Company Value.
  (9)Formerly known as EQ/High Yield Bond.
 (10)Formerly known as EQ/Low Volatility Global ETF.
 (11)Formerly known as AXA Natural Resources.

 (12)Formerly known as AXA Real Estate.
 (13)Formerly known as AXA SmartBeta Equity.
 (14)Formerly known as Ivy VIP Global Natural Resources.
 (15)Formerly known as Janus Aspen Series Balanced Portfolio.
 (16)Formerly known as Janus Aspen Series Flexible Bond Portfolio.
 (17)Formerly known as Janus Aspen Series Intech U.S. Low Volatility Portfolio.
 (18)Formerly known as Neuberger Berman Absolute Return Multi-Manager Portfolio.
 (19)The Variable Investment Options were offered to the public on November 20, 2017 but had no units at December 31, 2017 thus financial statements have not been included herein.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                                              PURCHASES      SALES
                                                                             ------------ ------------
1290 VT Convertible Securities.............................................. $  1,289,341 $    213,972
1290 VT DoubleLine Dynamic Allocation.......................................    3,292,892    2,022,518
1290 VT DoubleLine Opportunistic Bond.......................................    7,563,890    3,407,796
1290 VT Energy..............................................................    1,291,732      743,111
1290 VT Equity Income.......................................................    6,560,977    4,950,036
1290 VT GAMCO Mergers & Acquisitions........................................    3,891,852    2,387,912
1290 VT GAMCO Small Company Value...........................................   54,003,048   22,637,316
1290 VT High Yield Bond.....................................................    4,581,617    2,154,986
1290 VT Low Volatility Global Equity........................................    2,930,657    4,706,949
1290 VT Natural Resources...................................................    2,502,635    2,406,186
1290 VT Real Estate.........................................................    3,330,739    2,904,450
1290 VT SmartBeta Equity....................................................      974,399      121,145
1290 VT Socially Responsible................................................    1,170,496      455,367
7Twelve/TM/ Balanced Portfolio..............................................    4,079,919   13,829,994
AB VPS Balanced Wealth Strategy Portfolio...................................      320,207      775,422
AB VPS Global Thematic Growth Portfolio.....................................      685,395      223,236
AB VPS Growth and Income Portfolio..........................................    1,564,645      573,891
AB VPS International Growth Portfolio.......................................    1,756,273    1,916,025
AB VPS Real Estate Investment Portfolio.....................................    2,087,249      805,608
AB VPS Small/Mid Cap Value Portfolio........................................    1,356,408      442,656
All Asset Growth-Alt 20.....................................................    4,101,636    8,908,286
ALPS I Red Rocks Listed Private Equity Portfolio............................    1,661,359      337,782
American Century VP Inflation Protection Fund...............................    2,934,079      972,917
American Century VP Large Company Value.....................................      357,283      427,951
American Century VP Mid Cap Value Fund......................................   33,683,543   13,629,545
American Funds Insurance Series(R) Asset Allocation Fund/SM/................   23,325,571    2,381,152
American Funds Insurance Series(R) Bond Fund/SM/............................    8,231,230    7,203,289
American Funds Insurance Series(R) Global Growth Fund/SM/...................    3,463,114      769,131
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....    2,981,111    1,734,166
American Funds Insurance Series(R) Growth-Income Fund/SM/...................    5,671,766      827,742
American Funds Insurance Series(R) International Growth and Income Fund/SM/.    1,882,104      376,565
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...    2,049,723    1,027,491
American Funds Insurance Series(R) New World Fund(R)........................   13,183,898    6,830,334
AXA 400 Managed Volatility..................................................   11,192,584   14,545,358
AXA 500 Managed Volatility..................................................   13,648,906   37,362,162
AXA 2000 Managed Volatility.................................................    9,690,746   15,248,550
AXA Aggressive Allocation...................................................    6,166,222    3,280,921
AXA Aggressive Strategy.....................................................  643,960,281  152,288,830
AXA Balanced Strategy.......................................................  287,874,606  252,979,203
AXA Conservative Growth Strategy............................................  156,252,253  153,549,491

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                         PURCHASES      SALES
                                                        ------------ ------------
AXA Conservative Strategy.............................. $120,944,412 $219,181,702
AXA Global Equity Managed Volatility...................    1,974,055    2,946,843
AXA Growth Strategy....................................  563,607,042  235,336,236
AXA International Core Managed Volatility..............    1,880,496    2,638,373
AXA International Managed Volatility...................    6,621,587   24,453,075
AXA International Value Managed Volatility.............      330,112      639,934
AXA Large Cap Core Managed Volatility..................    2,629,758    2,368,036
AXA Large Cap Growth Managed Volatility................    4,548,455    5,046,089
AXA Large Cap Value Managed Volatility.................    3,446,636    4,591,592
AXA Mid Cap Value Managed Volatility...................    3,904,585    3,219,086
AXA Moderate Allocation................................   30,364,849   19,690,696
AXA Moderate Growth Strategy...........................  546,913,835  503,388,750
AXA Moderate-Plus Allocation...........................   12,700,189    9,168,659
AXA Ultra Conservative Strategy........................  127,601,206  237,264,025
AXA/AB Dynamic Growth..................................  164,900,811   15,800,933
AXA/AB Dynamic Moderate Growth.........................  265,916,174  247,011,955
AXA/AB Short Duration Government Bond..................      944,820      556,324
AXA/AB Small Cap Growth................................   16,659,265    8,256,326
AXA/ClearBridge Large Cap Growth.......................   12,348,006   14,120,472
AXA/Franklin Balanced Managed Volatility...............   13,379,533    1,958,615
AXA/Franklin Small Cap Value Managed Volatility........    2,923,529    2,621,639
AXA/Franklin Templeton Allocation Managed Volatility...    1,504,130    2,724,628
AXA/Goldman Sachs Strategic Allocation.................  160,289,866    8,151,581
AXA/Invesco Strategic Allocation.......................   67,580,756    6,706,333
AXA/Janus Enterprise...................................   12,503,427    9,343,878
AXA/Legg Mason Strategic Allocation....................   65,483,420    2,552,041
AXA/Loomis Sayles Growth...............................   23,983,925    7,906,757
AXA/Mutual Large Cap Equity Managed Volatility.........      760,203    1,070,671
AXA/Templeton Global Equity Managed Volatility.........    1,613,956    3,236,200
BlackRock Global Allocation V.I. Fund..................   19,538,602   15,374,485
BlackRock Global Opportunities V.I. Fund...............    1,887,508    2,491,455
BlackRock Large Cap Focus Growth V.I. Fund.............   11,718,874    4,714,893
Charter/SM/ Aggressive Growth..........................    1,502,774    1,070,998
Charter/SM/ Conservative...............................    7,642,729    7,130,011
Charter/SM/ Growth.....................................    2,219,608    2,455,623
Charter/SM/ Moderate...................................    9,686,320   10,520,796
Charter/SM/ Moderate Growth............................    4,992,054    4,821,349
Charter/SM/ Multi-Sector Bond..........................      242,915      396,130
Charter/SM/ Small Cap Growth...........................    2,404,752    1,970,041
Charter/SM/ Small Cap Value............................    2,999,946   10,228,854
ClearBridge Variable Aggressive Growth Portfolio.......   10,414,076    5,684,948
ClearBridge Variable Appreciation Portfolio............    4,058,696      830,681
ClearBridge Variable Dividend Strategy Portfolio.......    6,971,284    2,476,488
ClearBridge Variable Mid Cap Portfolio.................    1,129,020      467,331
Delaware VIP(R) Diversified Income Series..............    5,660,067    2,045,226
Delaware VIP(R) Emerging Markets Series................    2,452,512      861,820
Delaware VIP(R) Limited-Term Diversified Income Series.    3,066,132    1,877,260
Eaton Vance VT Floating-Rate Income Fund...............   10,417,899    2,563,221
EQ/BlackRock Basic Value Equity........................   15,432,944   16,359,316
EQ/Capital Guardian Research...........................    4,096,026    4,106,472
EQ/Common Stock Index..................................   14,389,890    5,225,966
EQ/Core Bond Index.....................................   47,012,389   44,968,401
EQ/Emerging Markets Equity PLUS........................    4,399,537    2,474,532
EQ/Equity 500 Index....................................   83,105,422   27,714,434

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
EQ/Global Bond PLUS.................................. $  1,054,926 $  1,866,631
EQ/Intermediate Government Bond......................   17,315,365   19,598,604
EQ/International Equity Index........................   15,384,672    6,853,795
EQ/Invesco Comstock..................................    4,702,265    5,826,319
EQ/JPMorgan Value Opportunities......................    8,240,902    4,624,196
EQ/Large Cap Growth Index............................   20,135,827    6,607,185
EQ/Large Cap Value Index.............................   14,400,370    4,914,821
EQ/MFS International Growth..........................   12,444,440    6,136,185
EQ/Mid Cap Index.....................................   26,690,130   17,342,176
EQ/Money Market......................................  114,992,394  144,960,964
EQ/Oppenheimer Global................................   20,614,881   10,029,711
EQ/PIMCO Global Real Return..........................    8,967,087    6,945,698
EQ/PIMCO Ultra Short Bond............................    9,894,804    9,884,489
EQ/Quality Bond PLUS.................................    5,264,345    3,354,056
EQ/Small Company Index...............................   19,080,538   15,810,845
EQ/T. Rowe Price Growth Stock........................   61,066,789   21,731,675
EQ/UBS Growth & Income...............................    1,026,442    1,289,766
Federated High Income Bond Fund II...................    7,550,603    3,164,746
Federated Kaufmann Fund II...........................    2,956,497      681,309
Fidelity(R) VIP Asset Manager: Growth Portfolio......      291,723      147,048
Fidelity(R) VIP Contrafund(R) Portfolio..............   34,909,435   18,156,295
Fidelity(R) VIP Freedom 2015 Portfolio...............      351,267       58,693
Fidelity(R) VIP Freedom 2020 Portfolio...............      170,531      110,283
Fidelity(R) VIP Freedom 2025 Portfolio...............      135,735      135,157
Fidelity(R) VIP Freedom 2030 Portfolio...............      133,408      162,465
Fidelity(R) VIP Mid Cap Portfolio....................   15,640,713    7,957,012
Fidelity(R) VIP Strategic Income Portfolio...........   30,967,905    9,818,419
First Trust Multi Income Allocation Portfolio........    1,933,871      886,187
First Trust/Dow Jones Dividend & Income Allocation
 Portfolio...........................................   16,553,301    7,105,757
Franklin Founding Funds Allocation VIP Fund..........    4,397,928    2,928,767
Franklin Income VIP Fund.............................   16,778,352   11,111,358
Franklin Mutual Shares VIP Fund......................    2,734,347    2,072,291
Franklin Rising Dividends VIP Fund...................   16,272,274    8,854,651
Franklin Strategic Income VIP Fund...................    8,713,882    7,876,685
Goldman Sachs VIT Mid Cap Value Fund.................    3,712,179    5,881,508
Guggenheim VIF Global Managed Futures Strategy Fund..      728,953      481,832
Guggenheim VIF Multi-Hedge Strategies Fund...........       40,511      262,251
Hartford Capital Appreciation HLS Fund...............    4,798,652    1,670,623
Hartford Growth Opportunities HLS Fund...............    5,678,520    4,526,405
Invesco V.I. American Franchise Fund.................      125,679      162,969
Invesco V.I. Balanced-Risk Allocation Fund...........    3,846,727    2,223,252
Invesco V.I. Diversified Dividend Fund...............   16,671,355    9,221,564
Invesco V.I. Equity and Income Fund..................    5,473,947      685,993
Invesco V.I. Global Health Care Fund.................    1,266,972      555,041
Invesco V.I. Global Real Estate Fund.................    8,966,260   10,371,994
Invesco V.I. High Yield Fund.........................    9,950,235    8,173,238
Invesco V.I. International Growth Fund...............    6,288,384    5,944,496
Invesco V.I. Mid Cap Core Equity Fund................    1,500,022    1,675,010
Invesco V.I. Small Cap Equity Fund...................    4,183,506    2,087,224
Ivy VIP Asset Strategy...............................    2,601,602    6,958,490
Ivy VIP Dividend Opportunities.......................    1,542,340    2,396,947
Ivy VIP Energy.......................................    7,130,287    7,923,608
Ivy VIP High Income..................................   21,597,037   12,700,228
Ivy VIP Micro Cap Growth.............................    1,101,635      610,959

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                         PURCHASES     SALES
                                                        ----------- -----------
Ivy VIP Mid Cap Growth................................. $ 6,014,957 $ 5,699,144
Ivy VIP Natural Resources..............................   1,460,406   2,163,133
Ivy VIP Science and Technology.........................  17,124,554  11,512,754
Ivy VIP Small Cap Growth...............................   3,803,001   3,593,829
Janus Henderson VIT Balanced Portfolio.................  17,528,617   3,973,492
Janus Henderson VIT Flexible Bond Portfolio............   9,302,721   3,307,001
Janus Henderson VIT U.S. Low Volatility Portfolio......   2,564,321   1,007,852
JPMorgan Insurance Trust Global Allocation Portfolio...   6,082,929   1,188,548
JPMorgan Insurance Trust Income Builder Portfolio......   6,397,285   1,499,252
Lazard Retirement Emerging Markets Equity Portfolio....  15,115,662  11,201,274
Lord Abbett Series Fund -- Bond Debenture Portfolio....  33,916,443  10,199,370
Lord Abbett Series Fund -- Classic Stock Portfolio.....     584,701     579,172
Lord Abbett Series Fund -- Growth Opportunities
 Portfolio.............................................     873,562   1,117,169
MFS(R) International Value Portfolio...................  35,844,600  16,618,581
MFS(R) Investors Trust Series..........................   3,034,819   1,800,090
MFS(R) Massachusetts Investors Growth Stock Portfolio..   3,396,609   2,027,457
MFS(R) Research Series.................................     806,043     450,914
MFS(R) Technology Portfolio............................   8,497,409   4,876,469
MFS(R) Utilities Series................................   8,373,276   6,337,492
MFS(R) Value Series....................................  10,229,029   2,044,248
Multimanager Aggressive Equity.........................   1,506,522   2,794,921
Multimanager Core Bond.................................  19,169,449   8,226,729
Multimanager Mid Cap Growth............................   4,717,696   3,408,494
Multimanager Mid Cap Value.............................   1,951,488   9,466,706
Multimanager Technology................................  14,249,081   5,455,061
Neuberger Berman International Equity Portfolio........   1,115,686     729,390
Neuberger Berman U.S. Equity Index PutWrite Strategy
 Portfolio.............................................     602,246     323,096
PIMCO CommodityRealReturn(R) Strategy Portfolio........   4,294,428   3,508,028
PIMCO Emerging Markets Bond Portfolio..................   4,077,538   3,611,974
PIMCO Global Bond Portfolio (Unhedged).................   1,798,681     226,743
PIMCO Global Multi-Asset Managed Allocation Portfolio..     381,520     297,742
PIMCO Real Return Portfolio............................   5,902,333   9,488,321
PIMCO Total Return Portfolio...........................  29,249,737  20,530,507
ProFund VP Bear........................................      75,670     131,722
ProFund VP Biotechnology...............................   4,373,479   8,678,863
Putnam VT Absolute Return 500 Fund.....................     737,785     425,587
Putnam VT Diversified Income Fund......................   3,803,476   1,182,009
Putnam VT Global Asset Allocation Fund.................   1,981,152     112,519
Putnam VT Research Fund................................     350,430      62,080
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.....     687,813     425,460
SEI VP Balanced Strategy Fund..........................   2,621,468   1,428,861
SEI VP Conservative Strategy Fund......................   3,449,758   4,071,381
SEI VP Market Growth Strategy Fund.....................     864,461   1,529,089
SEI VP Market Plus Strategy Fund.......................     185,637     177,429
SEI VP Moderate Strategy Fund..........................   1,170,988   5,523,113
T. Rowe Price Equity Income Portfolio-II...............   3,634,359     571,464
T. Rowe Price Health Sciences Portfolio-II.............  24,607,906  17,240,073
Templeton Developing Markets VIP Fund..................   5,682,799  11,489,004
Templeton Foreign VIP Fund.............................     974,966   1,806,198
Templeton Global Bond VIP Fund.........................  14,657,350  17,462,090
Templeton Growth VIP Fund..............................      70,476     271,092
VanEck VIP Global Hard Assets Fund.....................   4,436,611   7,631,974
VanEck VIP Unconstrained Emerging Markets Bond Fund....     324,978     212,339

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of 1290 VT Natural Resources, 1290 VT Real Estate, AXA Large Cap Value Managed Volatility, AXA/AB Short Duration Government Bond, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Continued)

   Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------
                REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------
 MAY 19, 2017   CHARTER/SM/ INTEREST RATE STRATEGIES 1290 VT DOUBLELINE
                CHARTER/SM/ INCOME STRATEGIES        OPPORTUNISTIC BOND
--------------------------------------------------------------------------
                CHARTER/SM/ INTEREST RATE STRATEGIES

Shares -- Class B             445,986                                   --
Value -- Class B          $      9.74                          $        --
Net Assets Before Merger  $ 4,344,750
Net Assets After Merger   $        --
Realized Loss             $   (19,281)
                          CHARTER/SM/ INCOME STRATEGIES
Shares -- Class B             519,147                            1,540,162
Value -- Class B          $      9.62                          $     10.04
Net Assets Before Merger  $ 4,993,876                          $ 6,126,955
Net Assets After Merger   $        --                          $15,465,581
Realized Loss             $   (79,974)
----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
----------------------------------------------------------------------------------------
                          ALL ASSET AGGRESSIVE-ALT 25
Shares -- Class B             930,981
Value -- Class B          $     12.58
Net Assets Before Merger  $11,713,547
Net Assets After Merger   $        --
Unrealized Gain           $   543,080
                          ALL ASSET AGGRESSIVE-ALT 50
Shares -- Class B             357,452
Value -- Class B          $       9.7
Net Assets Before Merger  $ 3,467,048
Net Assets After Merger   $        --
Realized Gain             $     4,342
                          ALL ASSET AGGRESSIVE-ALT 75
Shares -- Class B             352,394
Value -- Class B          $      9.18
Net Assets Before Merger  $ 3,235,384
Net Assets After Merger   $        --
Realized Loss             $  (168,396)
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
Shares -- Class B             916,272
Value -- Class B          $      9.21
Net Assets Before Merger  $ 8,439,300
Net Assets After Merger   $        --
Unrealized Loss           $  (229,672)

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Concluded)

--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                                     ALL ASSET AGGRESSIVE-ALT 50
                                     ALL ASSET AGGRESSIVE-ALT 75
                                     CHARTER/SM/ ALTERNATIVE 100 MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                            1,697,815
Value -- Class A                                                          $                      20.03
Net Assets Before Merger and Merger                                       $                 19,588,268
Net Assets After Merger and Merger                                        $                 34,014,183

Shares -- Class B                                                                              619,024
Value -- Class B                                                          $                      20.09
Net Assets Before Merger                                                  $                      3,908
Net Assets After Merger                                                   $                 12,433,272
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ INTERNATIONAL MODERATE   CHARTER/SM/ MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                863,089                     3,330,365
Value -- Class B                     $                              9.74  $                      10.28
Net Assets Before Merger             $                         8,406,662  $                 25,816,783
Net Assets After Merger              $                                --  $                 34,223,445
Realized Loss                        $                          (112,341)
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ REAL ASSETS              EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                520,437                     2,070,002
Value -- Class B                     $                              9.18  $                       9.86
Net Assets Before Merger             $                         4,778,008  $                 15,624,957
Net Assets After Merger              $                                --  $                 20,402,965
Realized Loss                        $                          (279,081)

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                ASSET-BASED                 CURRENT   MAXIMUM
                                 MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                 EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                 ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                         ASSET-BASED                 CURRENT   MAXIMUM
                                          MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                          EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                          ------------- -------------- ------------ --------- ----------

Investment Edge/(1)/.....................     0.70%          0.30%         0.20%      1.20%      1.20%

Investment Edge ADV/(1)/.................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/..............     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/..................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/...........     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/........     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP.........     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B..........     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L..........     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C..........     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35
excess of 12 transfers per contract year                              Current Charge $0

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85
                                                                      Current charge: $0

Charge for third party transfer or        At time of transaction      Maximum Charge: $125
exchange                                                              Current charge: $65

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit
Benefit                                   date anniversary            base.

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35                                     Unit liquidation from
Current Charge $0                                      account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85                                    Unit liquidation from
Current charge: $0                                     account value

Maximum Charge: $125                                   Unit liquidation from
Current charge: $65                                    account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit          Unit liquidation from
base.                                                  account value

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                             AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of Death Benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 1.05% or 1.15%
                                        anniversary                 Maximum Charge 2.00% or 2.30%

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 2.60%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.25% (max 2.60%)
                                        anniversary

Greater of Income Benefit               Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% -- Current Charge (Max. 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%.
                                        date anniversary for which  Maximum charge can be increased to 1.40%, if the
                                        the benefit is in effect.   GMIB is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                                                                    GMIB II Conversion: Current charge 1.25%.
                                                                    Maximum charge can be increased to 1.55%, if the
                                                                    GMIB II is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Current charge: 1.05%. Maximum charge 2.00%.            Unit liquidation from
AXA Equitable has the discretion to change the          account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.05% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.10% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.20% if the GIB benefit base resets.      account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

Current Charge 1.05% or 1.15%                           Unit liquidation from
Maximum Charge 2.00% or 2.30%                           account value

GMBD I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMBD II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

GMIB I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMIB II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

No Charge


0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
 account value

0.35% -- Current Charge (Max. 0.35%)                    Unit liquidation from
                             account value

0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
                             account value

0.35%                                                   Unit liquidation from
                             account value


GMIB I Conversion: Current charge 1.10%.                Unit liquidation from
Maximum charge can be increased to 1.40%, if the        account value
GMIB is reset or if the GWBL benefit ratchets after
conversion.

GMIB II Conversion: Current charge 1.25%.
Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)

                                        WHEN CHARGE
            CHARGES                     IS DEDUCTED                            AMOUNT DEDUCTED
            -------                     -----------                             ---------------

Protected Premium Death Benefit  Annually on each contract  Depending on the contract and age
                                 anniversary                Current Charge: Ranges from low of 0.60% to age
                                                            65 to 20.00% over age 95
                                                            Maximum Charge: Ranges from low of 1.20% to
                                                            age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit   Annually on each contract  Maximum Charge: 1.80%
                                 anniversary                Current charge 0.90%

                                 Annually on each contract  Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                 anniversary                (for issue ages 65-68). Current charge 0.60 (for issue
                                                            ages 20-64) and 1.00% (for issue ages 65-68).

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Depending on the contract and age                       Unit liquidation from
Current Charge: Ranges from low of 0.60% to age         account value
65 to 20.00% over age 95
Maximum Charge: Ranges from low of 1.20% to
age 65 and 40.00% over age 95.

Maximum Charge: 1.80%                                   Unit liquidation from
Current charge 0.90%                                    account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%      Unit liquidation from
(for issue ages 65-68). Current charge 0.60 (for issue  account value ages 20-64) and 1.00% (for issue ages 65-68).

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 1.10% Class B      $11.21       --           --         --     13.00%
      Highest contract charge 1.25% Class B     $12.60       --           --         --     12.90%
      All contract charges                          --      141      $ 1,723       3.23%
2016  Lowest contract charge 1.10% Class B      $ 9.92       --           --         --      6.55%
      Highest contract charge 1.25% Class B     $11.16       --           --         --      6.29%
      All contract charges                          --      101      $ 1,110       3.70%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.31       --           --         --     (7.64)%
      Highest contract charge 1.25% Class B     $10.50       --           --         --     (4.46)%
      All contract charges                          --      266      $ 2,790       3.74%
2014  Lowest contract charge 1.20% Class B      $11.00       --           --         --      7.32%
      Highest contract charge 1.25% Class B     $10.99       --           --         --      7.22%
      All contract charges                          --      228      $ 2,501       1.78%
2013  Lowest contract charge 1.20% Class B(c)   $10.25       --           --         --      2.60%
      Highest contract charge 1.20% Class B(c)  $10.25       --           --         --      2.60%
      All contract charges                          --        3      $    27       0.85%
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 1.30% Class B      $11.88       --           --         --      8.20%
      Highest contract charge 1.70% Class B     $11.64       --           --         --      7.68%
      All contract charges                          --    1,428      $16,907       0.57%
2016  Lowest contract charge 1.30% Class B      $10.98       --           --         --      7.23%
      Highest contract charge 1.70% Class B     $10.81       --           --         --      6.82%
      All contract charges                          --    1,376      $15,065       1.59%
2015  Lowest contract charge 1.30% Class B      $10.24       --           --         --     (5.01)%
      Highest contract charge 1.70% Class B     $10.12       --           --         --     (5.42)%
      All contract charges                          --    1,186      $12,106       0.94%
2014  Lowest contract charge 1.30% Class B      $10.78       --           --         --      1.13%
      Highest contract charge 1.70% Class B     $10.70       --           --         --      0.75%
      All contract charges                          --      830      $ 8,927       2.56%
2013  Lowest contract charge 1.30% Class B(a)   $10.66       --           --         --      6.39%
      Highest contract charge 1.70% Class B(a)  $10.62       --           --         --      5.99%
      All contract charges                          --      245      $ 2,610       2.73%

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT DOUBLELINE OPPORTUNISTIC BOND(M)(N)
   2017  Lowest contract charge 1.10% Class B      $10.45       --           --         --       2.75%
         Highest contract charge 1.70% Class B     $10.24       --           --         --       2.20%
         All contract charges                          --    2,018      $20,921       2.10%
   2016  Lowest contract charge 1.10% Class B      $10.17       --           --         --       3.78%
         Highest contract charge 1.70% Class B     $10.02       --           --         --       3.09%
         All contract charges                          --      708      $ 7,166       4.08%
   2015  Lowest contract charge 1.10% Class B(j)   $ 9.80       --           --         --      (1.90)%
         Highest contract charge 1.70% Class B(i)  $ 9.72       --           --         --      (2.99)%
         All contract charges                          --      163      $ 1,588       4.54%
1290 VT ENERGY
   2017  Lowest contract charge 0.30% Class B      $ 7.65       --           --         --      (2.30)%
         Highest contract charge 1.25% Class B     $ 7.35       --           --         --      (3.16)%
         All contract charges                          --      449      $ 3,454       2.45%
   2016  Lowest contract charge 0.30% Class B(c)   $ 7.83       --           --         --      22.92%
         Highest contract charge 1.25% Class B     $ 7.59       --           --         --      21.63%
         All contract charges                          --      383      $ 3,047       1.73%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.04       --           --         --     (25.74)%
         Highest contract charge 1.25% Class B     $ 6.24       --           --         --     (25.71)%
         All contract charges                          --      199      $ 1,258       1.64%
   2014  Lowest contract charge 1.20% Class B      $ 8.40       --           --         --     (16.25)%
         Highest contract charge 1.25% Class B     $ 8.40       --           --         --     (16.25)%
         All contract charges                          --       83      $   697       1.58%
   2013  Lowest contract charge 1.20% Class B(c)   $10.03       --           --         --       1.42%
         Highest contract charge 1.20% Class B(c)  $10.03       --           --         --       1.42%
         All contract charges                          --       --      $     3       1.64%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.30% Class A      $22.96       --           --         --      14.34%
         Highest contract charge 1.70% Class A     $22.22       --           --         --      13.89%
         All contract charges                          --    1,046      $23,794       1.72%
   2016  Lowest contract charge 1.30% Class A      $20.08       --           --         --      11.49%
         Highest contract charge 1.70% Class A     $19.51       --           --         --      11.04%
         All contract charges                          --    1,091      $21,723       2.06%
   2015  Lowest contract charge 1.30% Class A      $18.01       --           --         --      (2.96)%
         Highest contract charge 1.70% Class A     $17.57       --           --         --      (3.36)%
         All contract charges                          --    1,127      $20,140       1.63%
   2014  Lowest contract charge 1.30% Class A      $18.56       --           --         --       7.28%
         Highest contract charge 1.70% Class A     $18.18       --           --         --       6.82%
         All contract charges                          --    1,057      $19,484       1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.30       --           --         --      29.98%
         Highest contract charge 1.70% Class A     $17.02       --           --         --      29.53%
         All contract charges                          --    1,120      $19,272       2.37%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.10% Class B      $12.40       --           --         --      14.50%
         Highest contract charge 1.70% Class B     $10.68       --           --         --      13.98%
         All contract charges                          --    1,237      $10,341       1.72%
   2016  Lowest contract charge 1.10% Class B      $10.83       --           --         --      11.76%
         Highest contract charge 1.70% Class B     $ 9.37       --           --         --      11.02%
         All contract charges                          --    1,275      $ 9,035       2.06%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.69       --           --         --      (2.91)%
         Highest contract charge 1.70% Class B     $ 8.44       --           --         --      (3.32)%
         All contract charges                          --    1,336      $ 8,448       1.63%
   2014  Lowest contract charge 1.20% Class B      $11.26       --           --         --       7.44%
         Highest contract charge 1.70% Class B     $ 8.73       --           --         --       6.72%
         All contract charges                          --    1,303      $ 8,344       1.61%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.48       --           --         --       3.05%
         Highest contract charge 1.70% Class B     $ 8.18       --           --         --      29.64%
         All contract charges                          --    1,101      $ 5,734       2.37%

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 1.30% Class A      $14.27       --            --        --      4.85%
         Highest contract charge 1.70% Class A     $13.81       --            --        --      4.38%
         All contract charges                          --      888      $ 12,517      0.17%
   2016  Lowest contract charge 1.30% Class A      $13.61       --            --        --      6.25%
         Highest contract charge 1.70% Class A     $13.23       --            --        --      5.92%
         All contract charges                          --      915      $ 12,319      0.01%
   2015  Lowest contract charge 1.30% Class A      $12.81       --            --        --      1.34%
         Highest contract charge 1.70% Class A     $12.49       --            --        --      0.89%
         All contract charges                          --      911      $ 11,544      0.00%
   2014  Lowest contract charge 1.30% Class A      $12.64       --            --        --      0.32%
         Highest contract charge 1.70% Class A     $12.38       --            --        --     (0.08)%
         All contract charges                          --      827      $ 10,378      0.00%
2013(u)  Lowest contract charge 1.30% Class A      $12.60       --            --        --      9.47%
         Highest contract charge 1.70% Class A     $12.39       --            --        --      9.07%
         All contract charges                          --      679      $  8,497      0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 0.30% Class B      $11.92       --            --        --      5.86%
         Highest contract charge 1.25% Class B     $11.45       --            --        --      4.85%
         All contract charges                          --      495      $  5,588      0.17%
   2016  Lowest contract charge 0.30% Class B      $11.26       --            --        --      7.34%
         Highest contract charge 1.25% Class B     $10.92       --            --        --      6.33%
         All contract charges                          --      389      $  4,207      0.01%
   2015  Lowest contract charge 0.30% Class B(c)   $10.49       --            --        --      2.34%
         Highest contract charge 1.25% Class B     $10.27       --            --        --      1.28%
         All contract charges                          --      304      $  3,110      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.14       --            --        --      0.40%
         Highest contract charge 1.25% Class B     $10.14       --            --        --      0.40%
         All contract charges                          --      146      $  1,485      0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $10.10       --            --        --      1.41%
         Highest contract charge 1.25% Class B(c)  $10.10       --            --        --      1.41%
         All contract charges                          --        6      $     57      0.50%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.65% Class A      $22.44       --            --        --     15.37%
         Highest contract charge 1.70% Class A     $27.07       --            --        --     14.12%
         All contract charges                          --    9,108      $252,633      0.63%
   2016  Lowest contract charge 0.65% Class A      $19.45       --            --        --     22.48%
         Highest contract charge 1.70% Class A     $23.72       --            --        --     21.21%
         All contract charges                          --    8,949      $216,650      0.53%
   2015  Lowest contract charge 0.65% Class A      $15.88       --            --        --     (6.31)%
         Highest contract charge 1.70% Class A     $19.57       --            --        --     (7.30)%
         All contract charges                          --    8,664      $172,525      0.56%
   2014  Lowest contract charge 0.65% Class A      $16.95       --            --        --      2.36%
         Highest contract charge 1.70% Class A     $21.11       --            --        --      1.30%
         All contract charges                          --    7,809      $167,255      0.31%
2013(u)  Lowest contract charge 0.65% Class A      $16.56       --            --        --     38.23%
         Highest contract charge 1.70% Class A     $20.84       --            --        --     36.75%
         All contract charges                          --    6,135      $129,348      0.32%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.30% Class B      $14.47       --            --        --     15.76%
         Highest contract charge 1.25% Class B     $13.90       --            --        --     14.59%
         All contract charges                          --    3,302      $ 44,286      0.63%
   2016  Lowest contract charge 0.30% Class B      $12.50       --            --        --     22.91%
         Highest contract charge 1.25% Class B     $12.13       --            --        --     21.79%
         All contract charges                          --    2,525      $ 29,851      0.53%

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                              YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.30% Class B(c)   $10.17       --           --         --      (6.01)%
      Highest contract charge 1.25% Class B     $ 9.96       --           --         --      (6.92)%
      All contract charges                          --    1,677      $16,544       0.56%
2014  Lowest contract charge 1.20% Class B      $10.70       --           --         --       1.81%
      Highest contract charge 1.25% Class B     $10.70       --           --         --       1.81%
      All contract charges                          --      952      $10,188       0.31%
2013  Lowest contract charge 1.20% Class B(c)   $10.51       --           --         --       5.10%
      Highest contract charge 1.25% Class B(c)  $10.51       --           --         --       5.10%
      All contract charges                          --       65      $   683       0.32%
1290 VT HIGH YIELD BOND
2017  Lowest contract charge 1.10% Class B      $10.80       --           --         --       5.26%
      Highest contract charge 1.70% Class B     $11.51       --           --         --       4.73%
      All contract charges                          --    1,182      $13,584       5.10%
2016  Lowest contract charge 1.10% Class B      $10.26       --           --         --      10.56%
      Highest contract charge 1.70% Class B     $10.99       --           --         --       9.79%
      All contract charges                          --    1,007      $11,034       5.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.28       --           --         --      (7.29)%
      Highest contract charge 1.70% Class B     $10.01       --           --         --      (4.76)%
      All contract charges                          --      781      $ 7,803       2.19%
2014  Lowest contract charge 1.20% Class B      $10.14       --           --         --       0.70%
      Highest contract charge 1.70% Class B     $10.51       --           --         --       0.19%
      All contract charges                          --      533      $ 5,586       4.19%
2013  Lowest contract charge 1.20% Class B(c)   $10.07       --           --         --       0.80%
      Highest contract charge 1.70% Class B(a)  $10.49       --           --         --       4.69%
      All contract charges                          --      152      $ 1,585       5.16%
1290 VT LOW VOLATILITY GLOBAL EQUITY
2017  Lowest contract charge 1.10% Class B      $11.82       --           --         --      17.15%
      Highest contract charge 1.25% Class B     $13.15       --           --         --      16.89%
      All contract charges                          --      197      $ 2,521       1.63%
2016  Lowest contract charge 1.10% Class B      $10.09       --           --         --       7.45%
      Highest contract charge 1.25% Class B     $11.25       --           --         --       7.24%
      All contract charges                          --      160      $ 1,769       2.25%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.39       --           --         --      (4.67)%
      Highest contract charge 1.25% Class B     $10.49       --           --         --      (1.50)%
      All contract charges                          --      112      $ 1,150       1.84%
2014  Lowest contract charge 1.20% Class B      $10.66       --           --         --       6.92%
      Highest contract charge 1.25% Class B     $10.65       --           --         --       6.82%
      All contract charges                          --       75      $   798       2.64%
2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --       0.20%
      Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --       0.20%
      All contract charges                          --        5      $    52       1.77%
1290 VT NATURAL RESOURCES
2017  Lowest contract charge 1.10% Class B      $10.10       --           --         --      10.87%
      Highest contract charge 1.70% Class B     $ 9.03       --           --         --      10.12%
      All contract charges                          --      680      $ 6,284       2.65%
2016  Lowest contract charge 1.10% Class B      $ 9.11       --           --         --      28.13%
      Highest contract charge 1.70% Class B     $ 8.20       --           --         --      27.33%
      All contract charges                          --      684      $ 5,680       3.00%
2015  Lowest contract charge 1.10% Class B(i)   $ 7.11       --           --         --     (25.63)%
      Highest contract charge 1.70% Class B     $ 6.44       --           --         --     (27.07)%
      All contract charges                          --      324      $ 2,098       2.38%
2014  Lowest contract charge 1.20% Class B      $ 8.65       --           --         --     (13.84)%
      Highest contract charge 1.70% Class B     $ 8.83       --           --         --     (14.19)%
      All contract charges                          --      157      $ 1,387       1.45%
2013  Lowest contract charge 1.30% Class B(a)   $10.33       --           --         --       3.61%
      Highest contract charge 1.70% Class B(a)  $10.29       --           --         --       3.21%
      All contract charges                          --       38      $   393       1.47%

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT REAL ESTATE
   2017  Lowest contract charge 1.10% Class B(i)   $10.58       --           --         --      9.07%
         Highest contract charge 1.70% Class B     $11.89       --           --         --      8.49%
         All contract charges                          --    1,125      $13,417       3.63%
   2016  Lowest contract charge 0.65% Class B      $10.34       --           --         --      3.92%
         Highest contract charge 1.70% Class B     $10.96       --           --         --      2.81%
         All contract charges                          --    1,120      $12,295       0.74%
   2015  Lowest contract charge 0.65% Class B      $ 9.95       --           --         --     (2.64)%
         Highest contract charge 1.70% Class B     $10.66       --           --         --     (3.62)%
         All contract charges                          --      858      $ 9,155       0.65%
   2014  Lowest contract charge 0.65% Class B      $10.22       --           --         --     15.87%
         Highest contract charge 1.70% Class B     $11.06       --           --         --     14.61%
         All contract charges                          --      522      $ 5,787       8.97%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.68       --           --         --     (3.39)%
         Highest contract charge 1.70% Class B(a)  $ 9.65       --           --         --     (3.69)%
         All contract charges                          --      152      $ 1,467       3.06%
1290 VT SMARTBETA EQUITY
   2017  Lowest contract charge 1.10% Class B      $12.16       --           --         --     20.40%
         Highest contract charge 1.25% Class B     $13.62       --           --         --     20.21%
         All contract charges                          --      106      $ 1,393       1.42%
   2016  Lowest contract charge 1.10% Class B      $10.10       --           --         --      4.66%
         Highest contract charge 1.25% Class B     $11.33       --           --         --      4.62%
         All contract charges                          --       87      $   955       1.44%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.65       --           --         --     (3.02)%
         Highest contract charge 1.25% Class B     $10.83       --           --         --     (0.18)%
         All contract charges                          --       65      $   698       1.33%
   2014  Lowest contract charge 1.20% Class B(d)   $10.86       --           --         --      5.95%
         Highest contract charge 1.25% Class B(d)  $10.85       --           --         --      5.85%
         All contract charges                          --       30      $   328       1.90%
1290 VT SOCIALLY RESPONSIBLE
   2017  Lowest contract charge 1.10% Class B      $12.48       --           --         --     19.08%
         Highest contract charge 1.70% Class B     $15.68       --           --         --     18.34%
         All contract charges                          --      285      $ 4,332       1.05%
   2016  Lowest contract charge 1.10% Class B      $10.48       --           --         --      8.71%
         Highest contract charge 1.70% Class B     $13.25       --           --         --      8.16%
         All contract charges                          --      266      $ 3,503       1.27%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.64       --           --         --     (3.98)%
         Highest contract charge 1.70% Class B     $12.25       --           --         --     (1.29)%
         All contract charges                          --      208      $ 2,631       1.35%
   2014  Lowest contract charge 1.20% Class B      $11.75       --           --         --     12.33%
         Highest contract charge 1.70% Class B     $12.41       --           --         --     11.70%
         All contract charges                          --       95      $ 1,372       0.94%
2013(u)  Lowest contract charge 1.30% Class B(a)   $15.50       --           --         --     32.59%
         Highest contract charge 1.70% Class B     $11.11       --           --         --     23.17%
         All contract charges                          --       61      $   825       0.79%
7TWELVE/TM/ BALANCED PORTFOLIO
   2017  Lowest contract charge 1.10% Class 4(i)   $10.54       --           --         --      9.11%
         Highest contract charge 1.70% Class 4     $11.52       --           --         --      8.47%
         All contract charges                          --    6,266      $71,655       0.34%
   2016  Lowest contract charge 0.30% Class 4      $ 9.97       --           --         --      8.96%
         Highest contract charge 1.70% Class 4     $10.62       --           --         --      7.38%
         All contract charges                          --    7,083      $74,489       0.16%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 9.15       --           --         --     (7.67)%
         Highest contract charge 1.70% Class 4     $ 9.89       --           --         --     (8.93)%
         All contract charges                          --    7,921      $77,313       0.47%

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
7TWELVE/TM/ BALANCED PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.20% Class 4      $ 9.80       --           --         --     (1.51)%
         Highest contract charge 1.70% Class 4     $10.86       --           --         --     (1.99)%
         All contract charges                          --    8,243      $88,452       0.33%
   2013  Lowest contract charge 1.20% Class 4(c)   $ 9.95       --           --         --      0.40%
         Highest contract charge 1.70% Class 4     $11.08       --           --         --      6.13%
         All contract charges                          --    5,107      $56,709       0.36%
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.30% Class B      $16.81       --           --         --     14.12%
         Highest contract charge 1.70% Class B     $16.27       --           --         --     13.70%
         All contract charges                          --      329      $ 5,470       1.79%
   2016  Lowest contract charge 1.30% Class B      $14.73       --           --         --      3.08%
         Highest contract charge 1.70% Class B     $14.31       --           --         --      2.65%
         All contract charges                          --      363      $ 5,298       1.82%
   2015  Lowest contract charge 1.30% Class B      $14.29       --           --         --        --
         Highest contract charge 1.70% Class B     $13.94       --           --         --     (0.43)%
         All contract charges                          --      376      $ 5,337       2.01%
   2014  Lowest contract charge 1.30% Class B      $14.29       --           --         --      5.70%
         Highest contract charge 1.70% Class B     $14.00       --           --         --      5.34%
         All contract charges                          --      359      $ 5,097       2.41%
2013(u)  Lowest contract charge 1.30% Class B      $13.52       --           --         --     14.77%
         Highest contract charge 1.70% Class B     $13.29       --           --         --     14.27%
         All contract charges                          --      398      $ 5,366       2.25%
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.42       --           --         --     34.85%
         Highest contract charge 1.25% Class B     $12.96       --           --         --     34.58%
         All contract charges                          --       91      $ 1,155       0.27%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --     (2.02)%
         Highest contract charge 1.25% Class B     $ 9.63       --           --         --     (2.03)%
         All contract charges                          --       52      $   489       0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.40       --           --         --     (6.37)%
         Highest contract charge 1.25% Class B     $ 9.83       --           --         --      1.34%
         All contract charges                          --       15      $   147       0.00%
   2014  Lowest contract charge 1.20% Class B(f)   $ 9.70       --           --         --     (0.72)%
         Highest contract charge 1.25% Class B(f)  $ 9.70       --           --         --     (0.72)%
         All contract charges                          --        2      $    18       0.00%
AB VPS GROWTH AND INCOME PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.74       --           --         --     17.20%
         Highest contract charge 1.25% Class B     $13.18       --           --         --     17.16%
         All contract charges                          --      325      $ 4,194       1.25%
   2016  Lowest contract charge 1.10% Class B      $10.87       --           --         --      9.91%
         Highest contract charge 1.25% Class B     $11.25       --           --         --      9.65%
         All contract charges                          --      266      $ 2,945       0.95%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.89       --           --         --     (0.80)%
         Highest contract charge 1.25% Class B     $10.26       --           --         --      0.20%
         All contract charges                          --      108      $ 1,099       1.36%
   2014  Lowest contract charge 1.20% Class B(f)   $10.25       --           --         --      3.02%
         Highest contract charge 1.25% Class B(f)  $10.24       --           --         --      2.91%
         All contract charges                          --       --      $     5       0.00%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
   2017  Lowest contract charge 0.65% Class B      $12.37       --           --         --     33.73%
         Highest contract charge 1.70% Class B     $13.14       --           --         --     32.33%
         All contract charges                          --      716      $ 9,644       0.94%
   2016  Lowest contract charge 0.65% Class B      $ 9.25       --           --         --     (7.59)%
         Highest contract charge 1.70% Class B     $ 9.93       --           --         --     (8.65)%
         All contract charges                          --      726      $ 7,354       0.00%

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AB VPS INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 0.65% Class B      $10.01       --           --         --     (2.82)%
         Highest contract charge 1.70% Class B     $10.87       --           --         --     (3.81)%
         All contract charges                          --      802      $ 8,882       0.06%
   2014  Lowest contract charge 0.65% Class B      $10.30       --           --         --     (2.09)%
         Highest contract charge 1.70% Class B     $11.30       --           --         --     (3.09)%
         All contract charges                          --      759      $ 8,710       0.00%
2013(u)  Lowest contract charge 0.65% Class B      $10.52       --           --         --     12.63%
         Highest contract charge 1.70% Class B     $11.66       --           --         --     11.37%
         All contract charges                          --      637      $ 7,506       0.76%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $11.27       --           --         --      5.23%
         Highest contract charge 1.25% Class B     $11.90       --           --         --      5.12%
         All contract charges                          --      480      $ 5,563       1.60%
   2016  Lowest contract charge 1.10% Class B      $10.71       --           --         --      6.25%
         Highest contract charge 1.25% Class B     $11.32       --           --         --      5.99%
         All contract charges                          --      388      $ 4,322       1.53%
   2015  Lowest contract charge 1.10% Class B(i)   $10.08       --           --         --      2.44%
         Highest contract charge 1.25% Class B     $10.68       --           --         --     (0.56)%
         All contract charges                          --      154      $ 1,646       1.62%
   2014  Lowest contract charge 1.20% Class B(f)   $10.74       --           --         --     11.99%
         Highest contract charge 1.25% Class B(f)  $10.74       --           --         --     11.99%
         All contract charges                          --        9      $   104       0.00%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
   2017  Lowest contract charge 1.10% Class B(i)   $12.50       --           --         --     11.61%
         Highest contract charge 1.25% Class B     $12.87       --           --         --     11.53%
         All contract charges                          --      317      $ 4,027       0.25%
   2016  Lowest contract charge 0.30% Class B      $11.80       --           --         --     24.34%
         Highest contract charge 1.25% Class B     $11.54       --           --         --     23.16%
         All contract charges                          --      250      $ 2,852       0.39%
   2015  Lowest contract charge 0.30% Class B(f)   $ 9.49       --           --         --     (5.95)%
         Highest contract charge 1.25% Class B     $ 9.37       --           --         --     (6.86)%
         All contract charges                          --      122      $ 1,140       0.54%
   2014  Lowest contract charge 1.20% Class B(f)   $10.06       --           --         --      3.60%
         Highest contract charge 1.25% Class B(f)  $10.06       --           --         --      3.60%
         All contract charges                          --       15      $   146       0.00%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.30% Class A      $16.32       --           --         --     14.45%
         Highest contract charge 1.70% Class A     $15.79       --           --         --     13.92%
         All contract charges                          --    1,946      $31,512       1.61%
   2016  Lowest contract charge 1.30% Class A      $14.26       --           --         --      8.11%
         Highest contract charge 1.70% Class A     $13.86       --           --         --      7.78%
         All contract charges                          --    1,294      $18,359       1.45%
   2015  Lowest contract charge 1.30% Class A      $13.19       --           --         --     (5.18)%
         Highest contract charge 1.70% Class A     $12.86       --           --         --     (5.65)%
         All contract charges                          --    1,122      $14,722       0.88%
   2014  Lowest contract charge 1.30% Class A      $13.91       --           --         --      1.02%
         Highest contract charge 1.70% Class A     $13.63       --           --         --      0.66%
         All contract charges                          --      907      $12,546       1.58%
2013(u)  Lowest contract charge 1.30% Class A      $13.77       --           --         --     12.68%
         Highest contract charge 1.70% Class A     $13.54       --           --         --     12.18%
         All contract charges                          --      721      $ 9,868       1.63%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.10% Class B(l)   $10.88       --           --         --      8.58%
         Highest contract charge 1.25% Class B(l)  $10.87       --           --         --      8.48%
         All contract charges                          --    1,153      $12,537       1.61%

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Class III      $12.33       --            --        --     24.55%
         Highest contract charge 1.25% Class III     $12.28       --            --        --     23.29%
         All contract charges                            --      268      $  3,300      3.19%
   2016  Lowest contract charge 1.10% Class III      $ 9.98       --            --        --      6.85%
         Highest contract charge 1.25% Class III     $ 9.96       --            --        --      6.64%
         All contract charges                            --      158      $  1,582      1.12%
   2015  Lowest contract charge 1.10% Class III(j)   $ 9.34       --            --        --     (9.42)%
         Highest contract charge 1.25% Class III(j)  $ 9.34       --            --        --     (9.48)%
         All contract charges                            --       48      $    457      0.62%
AMERICAN CENTURY VP INFLATION PROTECTION FUND
   2017  Lowest contract charge 1.10% Class II       $10.09       --            --        --      2.54%
         Highest contract charge 1.25% Class II      $10.08       --            --        --      2.44%
         All contract charges                            --      627      $  6,328      2.74%
   2016  Lowest contract charge 1.10% Class II       $ 9.84       --            --        --      3.25%
         Highest contract charge 1.25% Class II      $ 9.84       --            --        --      3.04%
         All contract charges                            --      438      $  4,317      1.86%
   2015  Lowest contract charge 1.10% Class II(i)    $ 9.53       --            --        --     (3.54)%
         Highest contract charge 1.25% Class II      $ 9.55       --            --        --     (3.63)%
         All contract charges                            --      337      $  3,208      1.92%
   2014  Lowest contract charge 1.20% Class II       $ 9.92       --            --        --      2.06%
         Highest contract charge 1.25% Class II      $ 9.91       --            --        --      1.95%
         All contract charges                            --      218      $  2,169      1.51%
   2013  Lowest contract charge 1.20% Class II(c)    $ 9.72       --            --        --     (2.02)%
         Highest contract charge 1.25% Class II(c)   $ 9.72       --            --        --     (2.02)%
         All contract charges                            --        8      $     83      0.00%
AMERICAN CENTURY VP LARGE COMPANY VALUE
   2017  Lowest contract charge 1.30% Class II       $21.42       --            --        --      9.51%
         Highest contract charge 1.70% Class II      $20.73       --            --        --      9.11%
         All contract charges                            --      113      $  2,376      1.58%
   2016  Lowest contract charge 1.30% Class II       $19.56       --            --        --     13.52%
         Highest contract charge 1.70% Class II      $19.00       --            --        --     13.03%
         All contract charges                            --      121      $  2,365      1.96%
   2015  Lowest contract charge 1.30% Class II       $17.23       --            --        --     (5.28)%
         Highest contract charge 1.70% Class II      $16.81       --            --        --     (5.67)%
         All contract charges                            --      147      $  2,523      1.35%
   2014  Lowest contract charge 1.30% Class II       $18.19       --            --        --     11.25%
         Highest contract charge 1.70% Class II      $17.82       --            --        --     10.89%
         All contract charges                            --      143      $  2,581      1.29%
2013(u)  Lowest contract charge 1.30% Class II       $16.35       --            --        --     29.35%
         Highest contract charge 1.70% Class II      $16.07       --            --        --     28.77%
         All contract charges                            --      144      $  2,355      1.40%
AMERICAN CENTURY VP MID CAP VALUE FUND
   2017  Lowest contract charge 0.30% Class II       $15.86       --            --        --     11.14%
         Highest contract charge 1.70% Class II      $25.52       --            --        --      9.57%
         All contract charges                            --    6,556      $142,717      1.41%
   2016  Lowest contract charge 0.30% Class II       $14.27       --            --        --     22.28%
         Highest contract charge 1.70% Class II      $23.29       --            --        --     20.61%
         All contract charges                            --    5,520      $112,887      1.58%
   2015  Lowest contract charge 0.30% Class II(c)    $11.67       --            --        --     (1.85)%
         Highest contract charge 1.70% Class II      $19.31       --            --        --     (3.26)%
         All contract charges                            --    3,932      $ 69,442      1.51%
   2014  Lowest contract charge 0.65% Class II       $17.99       --            --        --     15.47%
         Highest contract charge 1.70% Class II      $19.96       --            --        --     14.32%
         All contract charges                            --    2,544      $ 47,809      1.03%
2013(u)  Lowest contract charge 0.65% Class II       $15.58       --            --        --     29.08%
         Highest contract charge 1.70% Class II      $17.46       --            --        --     27.63%
         All contract charges                            --    1,571      $ 27,657      1.11%

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
FUND/SM/
2017  Lowest contract charge 1.10% Class 4          $12.03       --           --         --     14.68%
      Highest contract charge 1.25% Class 4         $13.14       --           --         --     14.46%
      All contract charges                              --    4,036      $50,965       1.67%
2016  Lowest contract charge 1.10% Class 4          $10.49       --           --         --      7.92%
      Highest contract charge 1.25% Class 4         $11.48       --           --         --      7.79%
      All contract charges                              --    2,434      $27,035       1.67%
2015  Lowest contract charge 1.10% Class 4(i)       $ 9.72       --           --         --     (2.11)%
      Highest contract charge 1.25% Class 4         $10.65       --           --         --     (0.19)%
      All contract charges                              --    1,420      $14,981       2.33%
2014  Lowest contract charge 1.20% Class 4          $10.67       --           --         --      3.89%
      Highest contract charge 1.25% Class 4         $10.67       --           --         --      3.89%
      All contract charges                              --      718      $ 7,663       3.06%
2013  Lowest contract charge 1.20% Class 4(c)       $10.27       --           --         --      2.09%
      Highest contract charge 1.25% Class 4(c)      $10.27       --           --         --      2.09%
      All contract charges                              --       35      $   356       1.45%
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2017  Lowest contract charge 0.65% Class 4          $10.51       --           --         --      2.64%
      Highest contract charge 1.70% Class 4         $10.08       --           --         --      1.61%
      All contract charges                              --    4,010      $40,933       1.95%
2016  Lowest contract charge 0.65% Class 4          $10.24       --           --         --      2.20%
      Highest contract charge 1.70% Class 4         $ 9.92       --           --         --      1.02%
      All contract charges                              --    3,991      $39,988       1.70%
2015  Lowest contract charge 0.65% Class 4          $10.02       --           --         --     (0.79)%
      Highest contract charge 1.70% Class 4         $ 9.82       --           --         --     (1.80)%
      All contract charges                              --    2,649      $26,193       2.07%
2014  Lowest contract charge 0.65% Class 4          $10.10       --           --         --      4.45%
      Highest contract charge 1.70% Class 4         $10.00       --           --         --      3.41%
      All contract charges                              --    1,029      $10,341       4.09%
2013  Lowest contract charge 1.30% Class 4(a)       $ 9.71       --           --         --     (2.80)%
      Highest contract charge 1.70% Class 4(a)      $ 9.67       --           --         --     (3.20)%
      All contract charges                              --      150      $ 1,449       3.39%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $14.87       --           --         --     30.67%
      Highest contract charge 1.25% Class 4         $14.29       --           --         --     29.44%
      All contract charges                              --      589      $ 7,918       0.72%
2016  Lowest contract charge 0.30% Class 4          $11.38       --           --         --      0.09%
      Highest contract charge 1.25% Class 4         $11.04       --           --         --     (0.81)%
      All contract charges                              --      386      $ 4,005       0.77%
2015  Lowest contract charge 0.30% Class 4(c)       $11.37       --           --         --      6.36%
      Highest contract charge 1.25% Class 4         $11.13       --           --         --      5.30%
      All contract charges                              --      244      $ 2,669       1.33%
2014  Lowest contract charge 1.20% Class 4          $10.57       --           --         --      0.76%
      Highest contract charge 1.25% Class 4         $10.57       --           --         --      0.76%
      All contract charges                              --      129      $ 1,356       2.11%
2013  Lowest contract charge 1.20% Class 4(c)       $10.49       --           --         --      4.48%
      Highest contract charge 1.25% Class 4(c)      $10.49       --           --         --      4.48%
      All contract charges                              --        7      $    80       1.53%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $13.29       --           --         --     25.26%
      Highest contract charge 1.70% Class 4         $14.17       --           --         --     23.54%
      All contract charges                              --    1,194      $16,674       0.41%
2016  Lowest contract charge 0.30% Class 4          $10.61       --           --         --      1.53%
      Highest contract charge 1.70% Class 4         $11.47       --           --         --      0.09%
      All contract charges                              --    1,083      $12,237       0.10%

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                          --------------------------------------------------
                                                    UNITS    ACCUMULATION INVESTMENT
                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                          ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/ (CONTINUED)
2015  Lowest contract charge 0.30%
       Class 4(c)                         $10.45       --           --         --      (0.29)%
      Highest contract charge 1.70%
       Class 4                            $11.46       --           --         --      (1.72)%
      All contract charges                    --    1,077      $12,084       0.00%
2014  Lowest contract charge 1.20%
       Class 4                            $10.37       --           --         --       0.58%
      Highest contract charge 1.70%
       Class 4                            $11.66       --           --         --       0.17%
      All contract charges                    --      604      $ 6,910       0.10%
2013  Lowest contract charge 1.25%
       Class 4(c)                         $10.31       --           --         --       3.31%
      Highest contract charge 1.70%
       Class 4(a)                         $11.64       --           --         --      15.94%
      All contract charges                    --      160      $ 1,859       0.34%
AMERICAN FUNDS INSURANCE SERIES(R)
GROWTH-INCOME FUND/SM/
2017  Lowest contract charge 0.30%
       Class 4                            $15.73       --           --         --      21.75%
      Highest contract charge 1.25%
       Class 4                            $15.11       --           --         --      20.49%
      All contract charges                    --      867      $11,955       1.52%
2016  Lowest contract charge 0.30%
       Class 4                            $12.92       --           --         --      10.90%
      Highest contract charge 1.25%
       Class 4                            $12.54       --           --         --       9.90%
      All contract charges                    --      505      $ 6,035       1.49%
2015  Lowest contract charge 0.30%
       Class 4(c)                         $11.65       --           --         --       0.95%
      Highest contract charge 1.25%
       Class 4                            $11.41       --           --         --      (0.09)%
      All contract charges                    --      371      $ 4,158       1.91%
2014  Lowest contract charge 1.20%
       Class 4                            $11.42       --           --         --       8.97%
      Highest contract charge 1.25%
       Class 4                            $11.42       --           --         --       8.97%
      All contract charges                    --      136      $ 1,561       2.38%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.48       --           --         --       4.07%
      Highest contract charge 1.25%
       Class 4(c)                         $10.48       --           --         --       4.17%
      All contract charges                    --        6      $    65       0.21%
AMERICAN FUNDS INSURANCE SERIES(R)
INTERNATIONAL GROWTH AND INCOME FUND/SM/
2017  Lowest contract charge 1.10%
       Class 4                            $10.86       --           --         --      23.27%
      Highest contract charge 1.25%
       Class 4                            $11.08       --           --         --      23.25%
      All contract charges                    --      506      $ 5,568       2.34%
2016  Lowest contract charge 1.10%
       Class 4                            $ 8.81       --           --         --       0.11%
      Highest contract charge 1.25%
       Class 4                            $ 8.99       --           --         --      (0.11)%
      All contract charges                    --      361      $ 3,229       2.67%
2015  Lowest contract charge 1.10%
       Class 4(i)                         $ 8.80       --           --         --     (12.09)%
      Highest contract charge 1.25%
       Class 4                            $ 9.00       --           --         --      (7.02)%
      All contract charges                    --      319      $ 2,871       2.52%
2014  Lowest contract charge 1.20%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      Highest contract charge 1.25%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      All contract charges                    --      172      $ 1,662       5.12%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.15       --           --         --       2.22%
      Highest contract charge 1.25%
       Class 4(c)                         $10.15       --           --         --       2.22%
      All contract charges                    --       12      $   125       0.24%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
ASSET ALLOCATION FUND/SM/
2017  Lowest contract charge 1.30%
       Class P-2                          $13.60       --           --         --      13.33%
      Highest contract charge 1.70%
       Class P-2                          $13.33       --           --         --      12.87%
      All contract charges                    --      562      $ 7,606       0.76%
2016  Lowest contract charge 1.30%
       Class P-2                          $12.00       --           --         --       5.91%
      Highest contract charge 1.70%
       Class P-2                          $11.81       --           --         --       5.45%
      All contract charges                    --      484      $ 5,775       1.31%
2015  Lowest contract charge 1.30%
       Class P-2                          $11.33       --           --         --      (2.41)%
      Highest contract charge 1.70%
       Class P-2                          $11.20       --           --         --      (2.78)%
      All contract charges                    --      504      $ 5,699       1.50%
2014  Lowest contract charge 1.30%
       Class P-2                          $11.61       --           --         --       1.57%
      Highest contract charge 1.70%
       Class P-2                          $11.52       --           --         --       1.14%
      All contract charges                    --      489      $ 5,664       0.08%
2013  Lowest contract charge 1.00%
       Class P-2(a)                       $11.43       --           --         --      13.62%
      Highest contract charge 1.70%
       Class P-2(a)                       $11.39       --           --         --      13.22%
      All contract charges                    --      191      $ 2,180       1.77%

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
   2017  Lowest contract charge 0.30% Class 4      $12.04       --            --        --     28.63%
         Highest contract charge 1.70% Class 4     $12.13       --            --        --     26.88%
         All contract charges                          --    4,386      $ 53,367      0.85%
   2016  Lowest contract charge 0.30% Class 4      $ 9.36       --            --        --      4.82%
         Highest contract charge 1.70% Class 4     $ 9.56       --            --        --      3.24%
         All contract charges                          --    3,789      $ 36,229      0.67%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 8.93       --            --        --     (3.67)%
         Highest contract charge 1.70% Class 4     $ 9.26       --            --        --     (5.03)%
         All contract charges                          --    3,247      $ 29,955      0.58%
   2014  Lowest contract charge 1.20% Class 4      $ 9.17       --            --        --     (9.30)%
         Highest contract charge 1.70% Class 4     $ 9.75       --            --        --     (9.64)%
         All contract charges                          --    2,069      $ 20,029      1.59%
   2013  Lowest contract charge 1.20% Class 4(c)   $10.11       --            --        --      1.61%
         Highest contract charge 1.70% Class 4(a)  $10.79       --            --        --      7.79%
         All contract charges                          --      615      $  6,625      3.55%
AXA 400 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $20.73       --            --        --     14.47%
         Highest contract charge 1.70% Class B     $22.91       --            --        --     13.25%
         All contract charges                          --    3,593      $ 79,230      0.74%
   2016  Lowest contract charge 0.65% Class B      $18.11       --            --        --     18.91%
         Highest contract charge 1.70% Class B     $20.23       --            --        --     17.68%
         All contract charges                          --    3,959      $ 78,033      0.74%
   2015  Lowest contract charge 0.65% Class B      $15.23       --            --        --     (3.73)%
         Highest contract charge 1.70% Class B     $17.19       --            --        --     (4.76)%
         All contract charges                          --    4,241      $ 72,320      0.54%
   2014  Lowest contract charge 0.65% Class B      $15.82       --            --        --      8.06%
         Highest contract charge 1.70% Class B     $18.05       --            --        --      6.93%
         All contract charges                          --    4,305      $ 77,669      0.40%
2013(u)  Lowest contract charge 0.65% Class B      $14.64       --            --        --     30.83%
         Highest contract charge 1.70% Class B     $16.88       --            --        --     29.45%
         All contract charges                          --    4,545      $ 76,952      0.16%
AXA 500 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $21.59       --            --        --     19.94%
         Highest contract charge 1.70% Class B     $21.94       --            --        --     18.66%
         All contract charges                          --    8,242      $179,840      1.08%
   2016  Lowest contract charge 0.65% Class B      $18.00       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $18.49       --            --        --      9.15%
         All contract charges                          --    9,491      $175,396      1.20%
   2015  Lowest contract charge 0.65% Class B      $16.32       --            --        --     (0.24)%
         Highest contract charge 1.70% Class B     $16.94       --            --        --     (1.34)%
         All contract charges                          --   10,031      $170,851      0.90%
   2014  Lowest contract charge 0.65% Class B      $16.36       --            --        --     11.83%
         Highest contract charge 1.70% Class B     $17.17       --            --        --     10.70%
         All contract charges                          --   10,706      $185,193      0.57%
2013(u)  Lowest contract charge 0.65% Class B      $14.63       --            --        --     30.04%
         Highest contract charge 1.70% Class B     $15.51       --            --        --     28.71%
         All contract charges                          --   11,690      $182,711      0.44%
AXA 2000 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $19.62       --            --        --     13.15%
         Highest contract charge 1.70% Class B     $22.22       --            --        --     11.94%
         All contract charges                          --    3,550      $ 77,736      0.70%
   2016  Lowest contract charge 0.65% Class B      $17.34       --            --        --     19.75%
         Highest contract charge 1.70% Class B     $19.85       --            --        --     18.44%
         All contract charges                          --    3,941      $ 77,963      0.70%

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 0.65% Class B     $14.48        --            --       --     (5.73)%
         Highest contract charge 1.70% Class B    $16.76        --            --       --     (6.68)%
         All contract charges                         --     4,452    $   74,582     0.39%
   2014  Lowest contract charge 0.65% Class B     $15.36        --            --       --      3.36%
         Highest contract charge 1.70% Class B    $17.96        --            --       --      2.28%
         All contract charges                         --     4,617    $   83,163     0.15%
2013(u)  Lowest contract charge 0.65% Class B     $14.86        --            --       --     36.46%
         Highest contract charge 1.70% Class B    $17.56        --            --       --     35.08%
         All contract charges                         --     4,681    $   82,678     0.11%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.30% Class A     $18.64        --            --       --     17.53%
         Highest contract charge 1.70% Class A    $18.04        --            --       --     17.07%
         All contract charges                         --     1,073    $   19,847     1.57%
   2016  Lowest contract charge 1.30% Class A     $15.86        --            --       --      7.38%
         Highest contract charge 1.70% Class A    $15.41        --            --       --      6.94%
         All contract charges                         --     1,146    $   18,059     0.98%
   2015  Lowest contract charge 1.30% Class A     $14.77        --            --       --     (3.02)%
         Highest contract charge 1.70% Class A    $14.41        --            --       --     (3.42)%
         All contract charges                         --     1,184    $   17,376     0.93%
   2014  Lowest contract charge 1.30% Class A     $15.23        --            --       --      3.32%
         Highest contract charge 1.70% Class A    $14.92        --            --       --      2.97%
         All contract charges                         --     1,348    $   20,405     1.53%
2013(u)  Lowest contract charge 1.30% Class A     $14.74        --            --       --     24.81%
         Highest contract charge 1.70% Class A    $14.49        --            --       --     24.27%
         All contract charges                         --     1,469    $   21,547     2.52%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.10% Class B     $11.85        --            --       --     17.79%
         Highest contract charge 1.25% Class B    $13.06        --            --       --     17.66%
         All contract charges                         --       557    $    6,931     1.57%
   2016  Lowest contract charge 1.10% Class B     $10.06        --            --       --      7.59%
         Highest contract charge 1.25% Class B    $11.10        --            --       --      7.35%
         All contract charges                         --       273    $    2,901     0.98%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.35        --            --       --     (6.22)%
         Highest contract charge 1.25% Class B    $10.34        --            --       --     (2.91)%
         All contract charges                         --       118    $    1,216     0.93%
   2014  Lowest contract charge 1.20% Class B     $10.66        --            --       --      3.50%
         Highest contract charge 1.25% Class B    $10.65        --            --       --      3.40%
         All contract charges                         --        94    $    1,006     1.53%
   2013  Lowest contract charge 1.25% Class B     $10.30        --            --       --      2.59%
         Highest contract charge 1.25% Class B    $10.30        --            --       --      2.59%
         All contract charges                         --         2    $       21     2.52%
AXA AGGRESSIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B     $16.07        --            --       --     14.21%
         Highest contract charge 1.70% Class B    $15.70        --            --       --     13.77%
         All contract charges                         --   223,958    $3,578,153     1.71%
   2016  Lowest contract charge 1.30% Class B     $14.07        --            --       --      7.73%
         Highest contract charge 1.70% Class B    $13.80        --            --       --      7.23%
         All contract charges                         --   193,603    $2,709,398     1.09%
   2015  Lowest contract charge 1.30% Class B     $13.06        --            --       --     (2.46)%
         Highest contract charge 1.70% Class B    $12.87        --            --       --     (2.79)%
         All contract charges                         --   171,989    $2,236,469     1.43%
   2014  Lowest contract charge 1.30% Class B     $13.39        --            --       --      4.86%
         Highest contract charge 1.70% Class B    $13.24        --            --       --      4.42%
         All contract charges                         --   118,842    $1,585,315     1.99%
   2013  Lowest contract charge 1.30% Class B     $12.77        --            --       --     21.85%
         Highest contract charge 1.70% Class B    $12.68        --            --       --     21.34%
         All contract charges                         --    58,211    $  741,515     5.11%

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA BALANCED STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.94        --            --       --      9.16%
         Highest contract charge 1.70% Class B  $14.07        --            --       --      7.98%
         All contract charges                       --   207,052    $3,033,570     1.29%
   2016  Lowest contract charge 0.65% Class B   $12.77        --            --       --      5.28%
         Highest contract charge 1.70% Class B  $13.03        --            --       --      4.16%
         All contract charges                       --   206,228    $2,791,404     0.89%
   2015  Lowest contract charge 0.65% Class B   $12.13        --            --       --     (1.30)%
         Highest contract charge 1.70% Class B  $12.51        --            --       --     (2.34)%
         All contract charges                       --   194,842    $2,525,918     1.04%
   2014  Lowest contract charge 0.65% Class B   $12.29        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $12.81        --            --       --      2.64%
         All contract charges                       --   168,531    $2,235,687     1.25%
2013(u)  Lowest contract charge 1.30% Class B   $12.69        --            --       --     12.20%
         Highest contract charge 1.70% Class B  $12.48        --            --       --     11.73%
         All contract charges                       --   128,062    $1,658,532     2.35%
AXA CONSERVATIVE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.04        --            --       --      7.33%
         Highest contract charge 1.70% Class B  $13.09        --            --       --      6.16%
         All contract charges                       --   102,892    $1,397,489     1.22%
   2016  Lowest contract charge 0.65% Class B   $12.15        --            --       --      4.20%
         Highest contract charge 1.70% Class B  $12.33        --            --       --      3.18%
         All contract charges                       --   103,465    $1,320,323     0.90%
   2015  Lowest contract charge 0.65% Class B   $11.66        --            --       --     (1.10)%
         Highest contract charge 1.70% Class B  $11.95        --            --       --     (2.13)%
         All contract charges                       --    94,706    $1,168,745     0.99%
   2014  Lowest contract charge 0.65% Class B   $11.79        --            --       --      3.15%
         Highest contract charge 1.70% Class B  $12.21        --            --       --      2.01%
         All contract charges                       --    83,471    $1,051,381     1.11%
2013(u)  Lowest contract charge 0.65% Class B   $11.43        --            --       --      9.80%
         Highest contract charge 1.70% Class B  $11.97        --            --       --      8.62%
         All contract charges                       --    67,012    $  827,711     1.96%
AXA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 0.65% Class B   $11.36        --            --       --      3.56%
         Highest contract charge 1.70% Class B  $11.26        --            --       --      2.55%
         All contract charges                       --    61,121    $  710,754     0.98%
   2016  Lowest contract charge 0.65% Class B   $10.97        --            --       --      2.14%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      1.01%
         All contract charges                       --    70,164    $  792,717     0.83%
   2015  Lowest contract charge 0.65% Class B   $10.74        --            --       --     (0.83)%
         Highest contract charge 1.70% Class B  $10.87        --            --       --     (1.81)%
         All contract charges                       --    62,480    $  696,974     0.88%
   2014  Lowest contract charge 0.65% Class B   $10.83        --            --       --      1.98%
         Highest contract charge 1.70% Class B  $11.07        --            --       --      0.82%
         All contract charges                       --    52,780    $  599,559     0.83%
2013(u)  Lowest contract charge 0.65% Class B   $10.62        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      2.62%
         All contract charges                       --    43,555    $  490,129     1.18%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.66        --            --       --     24.42%
         Highest contract charge 1.70% Class A  $16.12        --            --       --     23.90%
         All contract charges                       --       413    $    6,818     1.08%
   2016  Lowest contract charge 1.30% Class A   $13.39        --            --       --      3.16%
         Highest contract charge 1.70% Class A  $13.01        --            --       --      2.68%
         All contract charges                       --       467    $    6,204     0.95%

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class A   $12.98        --            --       --     (3.06)%
         Highest contract charge 1.70% Class A  $12.67        --            --       --     (3.36)%
         All contract charges                       --       530    $    6,839     0.93%
   2014  Lowest contract charge 1.30% Class A   $13.39        --            --       --      0.37%
         Highest contract charge 1.70% Class A  $13.11        --            --       --     (0.08)%
         All contract charges                       --       562    $    7,487     1.04%
2013(u)  Lowest contract charge 1.30% Class A   $13.34        --            --       --     18.79%
         Highest contract charge 1.70% Class A  $13.12        --            --       --     18.30%
         All contract charges                       --       481    $    6,377     0.91%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $35.36        --            --       --     24.46%
         Highest contract charge 1.70% Class B  $24.86        --            --       --     23.93%
         All contract charges                       --       341    $   10,751     1.08%
   2016  Lowest contract charge 1.30% Class B   $28.41        --            --       --      3.12%
         Highest contract charge 1.70% Class B  $20.06        --            --       --      2.71%
         All contract charges                       --       348    $    8,719     0.95%
   2015  Lowest contract charge 1.30% Class B   $27.55        --            --       --     (2.99)%
         Highest contract charge 1.70% Class B  $19.53        --            --       --     (3.41)%
         All contract charges                       --       328    $    8,040     0.93%
   2014  Lowest contract charge 1.30% Class B   $28.40        --            --       --      0.35%
         Highest contract charge 1.70% Class B  $20.22        --            --       --        --
         All contract charges                       --       294    $    7,409     1.04%
2013(u)  Lowest contract charge 1.30% Class B   $28.30        --            --       --     18.81%
         Highest contract charge 1.70% Class B  $20.22        --            --       --     18.31%
         All contract charges                       --       271    $    6,844     0.91%
AXA GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $15.92        --            --       --     12.99%
         Highest contract charge 1.70% Class B  $16.25        --            --       --     11.84%
         All contract charges                       --   255,967    $4,359,904     1.55%
   2016  Lowest contract charge 0.65% Class B   $14.09        --            --       --      7.39%
         Highest contract charge 1.70% Class B  $14.53        --            --       --      6.21%
         All contract charges                       --   237,828    $3,616,245     1.00%
   2015  Lowest contract charge 0.65% Class B   $13.12        --            --       --     (1.65)%
         Highest contract charge 1.70% Class B  $13.68        --            --       --     (2.63)%
         All contract charges                       --   217,542    $3,107,504     1.26%
   2014  Lowest contract charge 0.65% Class B   $13.34        --            --       --      4.96%
         Highest contract charge 1.70% Class B  $14.05        --            --       --      3.84%
         All contract charges                       --   165,833    $2,437,544     1.66%
2013(u)  Lowest contract charge 0.65% Class B   $12.71        --            --       --     19.45%
         Highest contract charge 1.70% Class B  $13.53        --            --       --     18.17%
         All contract charges                       --   100,706    $1,440,835     3.63%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.83        --            --       --     24.68%
         Highest contract charge 1.70% Class A  $12.42        --            --       --     24.20%
         All contract charges                       --       432    $    5,495     1.66%
   2016  Lowest contract charge 1.30% Class A   $10.29        --            --       --     (1.15)%
         Highest contract charge 1.70% Class A  $10.00        --            --       --     (1.48)%
         All contract charges                       --       434    $    4,432     0.29%
   2015  Lowest contract charge 1.30% Class A   $10.41        --            --       --     (5.54)%
         Highest contract charge 1.70% Class A  $10.15        --            --       --     (5.93)%
         All contract charges                       --       445    $    4,593     0.06%
   2014  Lowest contract charge 1.30% Class A   $11.02        --            --       --     (7.47)%
         Highest contract charge 1.70% Class A  $10.79        --            --       --     (7.86)%
         All contract charges                       --       388    $    4,253     1.62%
2013(u)  Lowest contract charge 1.30% Class A   $11.91        --            --       --     15.97%
         Highest contract charge 1.70% Class A  $11.71        --            --       --     15.48%
         All contract charges                       --       285    $    3,370     0.92%

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $17.85       --            --        --     24.65%
         Highest contract charge 1.70% Class B  $14.17       --            --        --     24.19%
         All contract charges                       --      491      $  8,206      1.66%
   2016  Lowest contract charge 1.30% Class B   $14.32       --            --        --     (1.10)%
         Highest contract charge 1.70% Class B  $11.41       --            --        --     (1.47)%
         All contract charges                       --      545      $  7,273      0.29%
   2015  Lowest contract charge 1.30% Class B   $14.48       --            --        --     (5.54)%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     (6.01)%
         All contract charges                       --      583      $  7,915      0.06%
   2014  Lowest contract charge 1.30% Class B   $15.33       --            --        --     (7.48)%
         Highest contract charge 1.70% Class B  $12.32       --            --        --     (7.85)%
         All contract charges                       --      545      $  7,822      1.62%
2013(u)  Lowest contract charge 1.30% Class B   $16.57       --            --        --     16.04%
         Highest contract charge 1.70% Class B  $13.37       --            --        --     15.56%
         All contract charges                       --      294      $  4,557      0.92%
AXA INTERNATIONAL MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B   $12.58       --            --        --     23.45%
         Highest contract charge 1.70% Class B  $12.25       --            --        --     22.13%
         All contract charges                       --    9,065      $113,324      1.96%
   2016  Lowest contract charge 0.65% Class B   $10.19       --            --        --     (0.78)%
         Highest contract charge 1.70% Class B  $10.03       --            --        --     (1.76)%
         All contract charges                       --   10,749      $109,748      1.23%
   2015  Lowest contract charge 0.65% Class B   $10.27       --            --        --     (3.02)%
         Highest contract charge 1.70% Class B  $10.21       --            --        --     (4.13)%
         All contract charges                       --   11,114      $115,259      0.04%
   2014  Lowest contract charge 0.65% Class B   $10.59       --            --        --     (7.11)%
         Highest contract charge 1.70% Class B  $10.65       --            --        --     (8.03)%
         All contract charges                       --   11,094      $119,622      0.84%
2013(u)  Lowest contract charge 0.65% Class B   $11.40       --            --        --     20.38%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     19.01%
         All contract charges                       --   10,689      $125,030        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.51       --            --        --     21.69%
         Highest contract charge 1.70% Class A  $12.11       --            --        --     21.34%
         All contract charges                       --      277      $  3,440      1.87%
   2016  Lowest contract charge 1.30% Class A   $10.28       --            --        --     (0.48)%
         Highest contract charge 1.70% Class A  $ 9.98       --            --        --     (0.99)%
         All contract charges                       --      306      $  3,115      0.45%
   2015  Lowest contract charge 1.30% Class A   $10.33       --            --        --     (4.44)%
         Highest contract charge 1.70% Class A  $10.08       --            --        --     (4.82)%
         All contract charges                       --      359      $  3,686      0.10%
   2014  Lowest contract charge 1.30% Class A   $10.81       --            --        --     (8.39)%
         Highest contract charge 1.70% Class A  $10.59       --            --        --     (8.71)%
         All contract charges                       --      375      $  4,031      1.63%
2013(u)  Lowest contract charge 1.30% Class A   $11.80       --            --        --     17.76%
         Highest contract charge 1.70% Class A  $11.60       --            --        --     17.29%
         All contract charges                       --      356      $  4,177      1.19%
AXA LARGE CAP CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $24.20       --            --        --     20.40%
         Highest contract charge 1.70% Class B  $17.39       --            --        --     19.93%
         All contract charges                       --      487      $ 10,843      1.01%
   2016  Lowest contract charge 1.30% Class B   $20.10       --            --        --      8.41%
         Highest contract charge 1.70% Class B  $14.50       --            --        --      7.97%
         All contract charges                       --      509      $  9,344      1.19%

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $18.54      --            --         --     (0.96)%
         Highest contract charge 1.70% Class B  $13.43      --            --         --     (1.40)%
         All contract charges                       --     493       $ 8,225       1.05%
   2014  Lowest contract charge 1.30% Class B   $18.72      --            --         --     10.18%
         Highest contract charge 1.70% Class B  $13.62      --            --         --      9.75%
         All contract charges                       --     464       $ 7,756       1.24%
2013(u)  Lowest contract charge 1.30% Class B   $16.99      --            --         --     29.79%
         Highest contract charge 1.70% Class B  $12.41      --            --         --     29.27%
         All contract charges                       --     222       $ 3,386       0.59%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $24.84      --            --         --     27.52%
         Highest contract charge 1.70% Class A  $24.03      --            --         --     27.01%
         All contract charges                       --     255       $ 6,271       0.48%
   2016  Lowest contract charge 1.30% Class A   $19.48      --            --         --      4.17%
         Highest contract charge 1.70% Class A  $18.92      --            --         --      3.73%
         All contract charges                       --     274       $ 5,298       0.56%
   2015  Lowest contract charge 1.30% Class A   $18.70      --            --         --      2.69%
         Highest contract charge 1.70% Class A  $18.24      --            --         --      2.24%
         All contract charges                       --     314       $ 5,839       0.30%
   2014  Lowest contract charge 1.30% Class A   $18.21      --            --         --      9.63%
         Highest contract charge 1.70% Class A  $17.84      --            --         --      9.25%
         All contract charges                       --     289       $ 5,230       0.24%
2013(u)  Lowest contract charge 1.30% Class A   $16.61      --            --         --     33.63%
         Highest contract charge 1.70% Class A  $16.33      --            --         --     33.09%
         All contract charges                       --     205       $ 3,406       0.19%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $29.00      --            --         --     27.53%
         Highest contract charge 1.70% Class B  $31.11      --            --         --     27.03%
         All contract charges                       --     668       $19,555       0.48%
   2016  Lowest contract charge 1.30% Class B   $22.74      --            --         --      4.17%
         Highest contract charge 1.70% Class B  $24.49      --            --         --      3.73%
         All contract charges                       --     733       $16,909       0.56%
   2015  Lowest contract charge 1.30% Class B   $21.83      --            --         --      2.68%
         Highest contract charge 1.70% Class B  $23.61      --            --         --      2.25%
         All contract charges                       --     772       $17,200       0.30%
   2014  Lowest contract charge 1.30% Class B   $21.26      --            --         --      9.64%
         Highest contract charge 1.70% Class B  $23.09      --            --         --      9.22%
         All contract charges                       --     720       $15,801       0.24%
2013(u)  Lowest contract charge 1.30% Class B   $19.39      --            --         --     33.63%
         Highest contract charge 1.70% Class B  $21.14      --            --         --     33.04%
         All contract charges                       --     446       $ 8,930       0.19%
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $21.52      --            --         --     12.38%
         Highest contract charge 1.70% Class A  $20.82      --            --         --     11.94%
         All contract charges                       --     503       $10,734       1.53%
   2016  Lowest contract charge 1.30% Class A   $19.15      --            --         --     13.85%
         Highest contract charge 1.70% Class A  $18.60      --            --         --     13.35%
         All contract charges                       --     489       $ 9,281       1.79%
   2015  Lowest contract charge 1.30% Class A   $16.82      --            --         --     (5.24)%
         Highest contract charge 1.70% Class A  $16.41      --            --         --     (5.64)%
         All contract charges                       --     976       $16,144       2.25%
   2014  Lowest contract charge 1.30% Class A   $17.75      --            --         --     10.73%
         Highest contract charge 1.70% Class A  $17.39      --            --         --     10.34%
         All contract charges                       --     349       $ 6,155       1.87%
2013(u)  Lowest contract charge 1.30% Class A   $16.03      --            --         --     30.75%
         Highest contract charge 1.70% Class A  $15.76      --            --         --     30.25%
         All contract charges                       --     185       $ 2,945       1.14%

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $19.95       --            --        --     12.33%
         Highest contract charge 1.70% Class B  $21.78       --            --        --     11.92%
         All contract charges                       --      734      $ 14,837      1.53%
   2016  Lowest contract charge 1.30% Class B   $17.76       --            --        --     13.85%
         Highest contract charge 1.70% Class B  $19.46       --            --        --     13.40%
         All contract charges                       --      811      $ 14,619      1.79%
   2015  Lowest contract charge 1.30% Class B   $15.60       --            --        --     (5.28)%
         Highest contract charge 1.70% Class B  $17.16       --            --        --     (5.66)%
         All contract charges                       --      817      $ 12,896      2.25%
   2014  Lowest contract charge 1.30% Class B   $16.47       --            --        --     10.76%
         Highest contract charge 1.70% Class B  $18.19       --            --        --     10.31%
         All contract charges                       --      805      $ 13,433      1.87%
2013(u)  Lowest contract charge 1.30% Class B   $14.87       --            --        --     30.78%
         Highest contract charge 1.70% Class B  $16.49       --            --        --     30.25%
         All contract charges                       --      311      $  4,740      1.14%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $23.52       --            --        --     10.89%
         Highest contract charge 1.70% Class A  $22.76       --            --        --     10.43%
         All contract charges                       --      229      $  5,338      1.07%
   2016  Lowest contract charge 1.30% Class A   $21.21       --            --        --     16.09%
         Highest contract charge 1.70% Class A  $20.61       --            --        --     15.66%
         All contract charges                       --      216      $  4,560      1.36%
   2015  Lowest contract charge 1.30% Class A   $18.27       --            --        --     (4.79)%
         Highest contract charge 1.70% Class A  $17.82       --            --        --     (5.16)%
         All contract charges                       --      199      $  3,604      0.85%
   2014  Lowest contract charge 1.30% Class A   $19.19       --            --        --      9.47%
         Highest contract charge 1.70% Class A  $18.79       --            --        --      8.99%
         All contract charges                       --      172      $  3,272      0.63%
2013(u)  Lowest contract charge 1.30% Class A   $17.53       --            --        --     31.31%
         Highest contract charge 1.70% Class A  $17.24       --            --        --     30.80%
         All contract charges                       --      105      $  1,821      0.50%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $27.07       --            --        --     10.85%
         Highest contract charge 1.70% Class B  $28.08       --            --        --     10.42%
         All contract charges                       --      489      $ 13,131      1.07%
   2016  Lowest contract charge 1.30% Class B   $24.42       --            --        --     16.12%
         Highest contract charge 1.70% Class B  $25.43       --            --        --     15.64%
         All contract charges                       --      515      $ 12,477      1.36%
   2015  Lowest contract charge 1.30% Class B   $21.03       --            --        --     (4.76)%
         Highest contract charge 1.70% Class B  $21.99       --            --        --     (5.17)%
         All contract charges                       --      429      $  8,993      0.85%
   2014  Lowest contract charge 1.30% Class B   $22.08       --            --        --      9.42%
         Highest contract charge 1.70% Class B  $23.19       --            --        --      8.98%
         All contract charges                       --      322      $  7,158      0.63%
2013(u)  Lowest contract charge 1.30% Class B   $20.18       --            --        --     31.38%
         Highest contract charge 1.70% Class B  $21.28       --            --        --     30.87%
         All contract charges                       --      251      $  5,120      0.50%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.30% Class A   $14.42       --            --        --      9.66%
         Highest contract charge 1.70% Class A  $13.95       --            --        --      9.15%
         All contract charges                       --    7,245      $103,678      1.29%
   2016  Lowest contract charge 1.30% Class A   $13.15       --            --        --      3.95%
         Highest contract charge 1.70% Class A  $12.78       --            --        --      3.57%
         All contract charges                       --    7,444      $ 97,273      0.97%

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE ALLOCATION (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $12.65        --            --       --     (2.17)%
         Highest contract charge 1.70% Class A     $12.34        --            --       --     (2.53)%
         All contract charges                          --     7,426    $   93,368     0.93%
   2014  Lowest contract charge 1.30% Class A      $12.93        --            --       --      1.73%
         Highest contract charge 1.70% Class A     $12.66        --            --       --      1.28%
         All contract charges                          --     6,400    $   82,370     1.26%
2013(u)  Lowest contract charge 1.30% Class A      $12.71        --            --       --     11.59%
         Highest contract charge 1.70% Class A     $12.50        --            --       --     11.21%
         All contract charges                          --     5,089    $   64,425     1.93%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $10.95        --            --       --      9.83%
         Highest contract charge 1.25% Class B     $11.50        --            --       --      9.63%
         All contract charges                          --     3,892    $   43,939     1.29%
   2016  Lowest contract charge 1.10% Class B      $ 9.97        --            --       --      4.18%
         Highest contract charge 1.25% Class B     $10.49        --            --       --      4.07%
         All contract charges                          --     3,079    $   31,796     0.97%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.57        --            --       --     (4.01)%
         Highest contract charge 1.25% Class B     $10.08        --            --       --     (2.14)%
         All contract charges                          --     1,656    $   16,584     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.30        --            --       --      1.78%
         Highest contract charge 1.25% Class B     $10.30        --            --       --      1.78%
         All contract charges                          --       643    $    6,617     1.26%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12        --            --       --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12        --            --       --      1.10%
         All contract charges                          --        30    $      299     1.93%
AXA MODERATE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B      $14.91        --            --       --     11.02%
         Highest contract charge 1.70% Class B     $15.14        --            --       --      9.87%
         All contract charges                          --   410,293    $6,460,092     1.40%
   2016  Lowest contract charge 0.65% Class B      $13.43        --            --       --      6.42%
         Highest contract charge 1.70% Class B     $13.78        --            --       --      5.27%
         All contract charges                          --   412,040    $5,886,347     0.93%
   2015  Lowest contract charge 0.65% Class B      $12.62        --            --       --     (1.48)%
         Highest contract charge 1.70% Class B     $13.09        --            --       --     (2.46)%
         All contract charges                          --   398,866    $5,398,722     1.10%
   2014  Lowest contract charge 0.65% Class B      $12.81        --            --       --      4.32%
         Highest contract charge 1.70% Class B     $13.42        --            --       --      3.23%
         All contract charges                          --   357,621    $4,954,307     1.33%
2013(u)  Lowest contract charge 0.65% Class B      $12.28        --            --       --     16.18%
         Highest contract charge 1.70% Class B     $13.00        --            --       --     14.84%
         All contract charges                          --   290,011    $3,891,368     2.54%
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.30% Class A      $16.45        --            --       --     13.37%
         Highest contract charge 1.70% Class A     $15.92        --            --       --     12.99%
         All contract charges                          --     2,208    $   36,100     1.43%
   2016  Lowest contract charge 1.30% Class A      $14.51        --            --       --      5.91%
         Highest contract charge 1.70% Class A     $14.09        --            --       --      5.39%
         All contract charges                          --     2,447    $   35,296     0.91%
   2015  Lowest contract charge 1.30% Class A      $13.70        --            --       --     (2.56)%
         Highest contract charge 1.70% Class A     $13.37        --            --       --     (2.90)%
         All contract charges                          --     2,757    $   37,605     0.93%
   2014  Lowest contract charge 1.30% Class A      $14.06        --            --       --      2.40%
         Highest contract charge 1.70% Class A     $13.77        --            --       --      2.00%
         All contract charges                          --     2,942    $   41,212     1.39%
2013(u)  Lowest contract charge 1.30% Class A      $13.73        --            --       --     18.26%
         Highest contract charge 1.70% Class A     $13.50        --            --       --     17.70%
         All contract charges                          --     3,055    $   41,813     2.05%

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $11.41        --            --       --     13.65%
         Highest contract charge 1.25% Class B     $12.26        --            --       --     13.41%
         All contract charges                          --     1,846    $   21,863     1.43%
   2016  Lowest contract charge 1.10% Class B      $10.04        --            --       --      6.13%
         Highest contract charge 1.25% Class B     $10.81        --            --       --      5.98%
         All contract charges                          --     1,404    $   14,859     0.91%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.46        --            --       --     (5.12)%
         Highest contract charge 1.25% Class B     $10.20        --            --       --     (2.49)%
         All contract charges                          --       898    $    9,049     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.47        --            --       --      2.55%
         Highest contract charge 1.25% Class B     $10.46        --            --       --      2.45%
         All contract charges                          --       594    $    6,215     1.39%
   2013  Lowest contract charge 1.20% Class B(c)   $10.21        --            --       --      1.90%
         Highest contract charge 1.25% Class B(c)  $10.21        --            --       --      1.90%
         All contract charges                          --        47    $      481     2.05%
AXA ULTRA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B      $10.16        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $ 9.91        --            --       --      0.20%
         All contract charges                          --    13,061    $  131,233     0.56%
   2016  Lowest contract charge 1.30% Class B      $10.10        --            --       --      0.10%
         Highest contract charge 1.70% Class B     $ 9.89        --            --       --     (0.30)%
         All contract charges                          --    23,917    $  239,324     0.22%
   2015  Lowest contract charge 1.30% Class B      $10.09        --            --       --     (1.37)%
         Highest contract charge 1.70% Class B     $ 9.92        --            --       --     (1.68)%
         All contract charges                          --     4,601    $   46,148     1.60%
   2014  Lowest contract charge 1.30% Class B      $10.23        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $10.09        --            --       --      0.20%
         All contract charges                          --       256    $    2,600     1.04%
2013(u)  Lowest contract charge 1.30% Class B      $10.17        --            --       --      0.79%
         Highest contract charge 1.70% Class B     $10.07        --            --       --      0.30%
         All contract charges                          --        39    $      397     0.78%
AXA/AB DYNAMIC GROWTH
   2017  Lowest contract charge 1.30% Class B      $10.98        --            --       --     13.31%
         Highest contract charge 1.70% Class B     $10.86        --            --       --     12.77%
         All contract charges                          --    48,758    $  534,452     1.10%
   2016  Lowest contract charge 1.30% Class B      $ 9.69        --            --       --      2.65%
         Highest contract charge 1.70% Class B     $ 9.63        --            --       --      2.23%
         All contract charges                          --    35.001    $  338,902     0.34%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.44        --            --       --     (5.22)%
         Highest contract charge 1.70% Class B(i)  $ 9.42        --            --       --     (5.42)%
         All contract charges                          --    15,626    $  147,439     0.28%
AXA/AB DYNAMIC MODERATE GROWTH
   2017  Lowest contract charge 0.30% Class B      $12.28        --            --       --     12.56%
         Highest contract charge 1.70% Class B     $13.06        --            --       --     10.96%
         All contract charges                          --   208,647    $2,775,306     1.21%
   2016  Lowest contract charge 0.30% Class B(c)   $10.91        --            --       --      3.41%
         Highest contract charge 1.70% Class B     $11.77        --            --       --      1.99%
         All contract charges                          --   209,957    $2,508,401     0.40%
   2015  Lowest contract charge 0.65% Class B      $12.15        --            --       --     (1.22)%
         Highest contract charge 1.70% Class B     $11.54        --            --       --     (2.29)%
         All contract charges                          --   207,777    $2,426,133     0.78%
   2014  Lowest contract charge 0.65% Class B      $12.30        --            --       --      4.06%
         Highest contract charge 1.70% Class B     $11.81        --            --       --      2.96%
         All contract charges                          --   170,494    $2,031,930     0.95%
2013(u)  Lowest contract charge 0.65% Class B      $11.82        --            --       --     15.43%
         Highest contract charge 1.70% Class B     $11.47        --            --       --     14.24%
         All contract charges                          --   115,146    $1,329,120     0.37%

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND
   2017  Lowest contract charge 1.10% Class B      $ 9.70       --           --         --     (0.92)%
         Highest contract charge 1.25% Class B     $ 9.42       --           --         --     (1.05)%
         All contract charges                          --      214      $ 2,045       0.53%
   2016  Lowest contract charge 1.10% Class B      $ 9.79       --           --         --     (0.91)%
         Highest contract charge 1.25% Class B     $ 9.52       --           --         --     (1.04)%
         All contract charges                          --      173      $ 1,662       0.10%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.10)%
         Highest contract charge 1.25% Class B     $ 9.62       --           --         --     (1.74)%
         All contract charges                          --      120      $ 1,167       0.00%
   2014  Lowest contract charge 1.20% Class B      $ 9.80       --           --         --     (1.71)%
         Highest contract charge 1.25% Class B     $ 9.79       --           --         --     (1.81)%
         All contract charges                          --       57      $   560       0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --     (0.20)%
         All contract charges                          --       23      $   229       0.00%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class A(a)   $28.51       --           --         --     21.06%
         Highest contract charge 1.70% Class A     $27.59       --           --         --     20.59%
         All contract charges                          --    1,839      $51,700       0.28%
   2016  Lowest contract charge 0.65% Class A      $18.66       --           --         --     11.87%
         Highest contract charge 1.70% Class A     $22.88       --           --         --     10.69%
         All contract charges                          --    1,730      $40,211       0.40%
   2015  Lowest contract charge 0.65% Class A      $16.68       --           --         --     (3.53)%
         Highest contract charge 1.70% Class A     $20.67       --           --         --     (4.57)%
         All contract charges                          --    1,447      $30,413       0.05%
   2014  Lowest contract charge 0.65% Class A      $17.29       --           --         --      2.86%
         Highest contract charge 1.70% Class A     $21.66       --           --         --      1.83%
         All contract charges                          --    1,187      $26,079       0.07%
2013(u)  Lowest contract charge 0.65% Class A      $16.81       --           --         --     37.34%
         Highest contract charge 1.70% Class A     $21.27       --           --         --     35.82%
         All contract charges                          --      980      $21,064       0.06%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.10% Class B(i)   $12.39       --           --         --     21.35%
         Highest contract charge 1.70% Class B     $37.41       --           --         --     20.60%
         All contract charges                          --    1,053      $22,411       0.28%
   2016  Lowest contract charge 0.30% Class B      $11.62       --           --         --     12.16%
         Highest contract charge 1.70% Class B     $31.02       --           --         --     10.67%
         All contract charges                          --      927      $18,137       0.40%
   2015  Lowest contract charge 0.30% Class B(c)   $10.36       --           --         --     (3.18)%
         Highest contract charge 1.70% Class B     $28.03       --           --         --     (4.56)%
         All contract charges                          --      913      $17,098       0.05%
   2014  Lowest contract charge 1.20% Class B      $10.58       --           --         --      2.32%
         Highest contract charge 1.70% Class B     $29.37       --           --         --      1.80%
         All contract charges                          --      741      $15,872       0.07%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.34       --           --         --      4.23%
         Highest contract charge 1.70% Class B     $28.85       --           --         --     35.83%
         All contract charges                          --      486      $12,294       0.06%
AXA/CLEARBRIDGE LARGE CAP GROWTH
   2017  Lowest contract charge 1.30% Class B      $17.89       --           --         --     23.98%
         Highest contract charge 1.70% Class B     $17.39       --           --         --     23.42%
         All contract charges                          --    4,380      $82,106       0.07%
   2016  Lowest contract charge 1.30% Class B      $14.43       --           --         --     (0.41)%
         Highest contract charge 1.70% Class B     $14.09       --           --         --     (0.84)%
         All contract charges                          --    4,991      $75,699       0.00%

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $14.49       --           --         --     (0.07)%
         Highest contract charge 1.70% Class B  $14.21       --           --         --     (0.42)%
         All contract charges                       --    5,919      $89,723       0.00%
   2014  Lowest contract charge 1.30% Class B   $14.50       --           --         --      2.47%
         Highest contract charge 1.70% Class B  $14.27       --           --         --      2.00%
         All contract charges                       --    6,403      $97,019       0.00%
2013(u)  Lowest contract charge 1.30% Class B   $14.15       --           --         --     37.25%
         Highest contract charge 1.70% Class B  $13.99       --           --         --     36.75%
         All contract charges                       --    5,150      $76,479       0.00%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.54       --           --         --      8.53%
         Highest contract charge 1.70% Class A  $16.01       --           --         --      8.18%
         All contract charges                       --    1,021      $16,485       2.49%
   2016  Lowest contract charge 1.30% Class A   $15.24       --           --         --      9.01%
         Highest contract charge 1.70% Class A  $14.80       --           --         --      8.58%
         All contract charges                       --      289      $ 4,352       2.58%
   2015  Lowest contract charge 1.30% Class A   $13.98       --           --         --     (4.25)%
         Highest contract charge 1.70% Class A  $13.63       --           --         --     (4.69)%
         All contract charges                       --      263      $ 3,656       2.29%
   2014  Lowest contract charge 1.30% Class A   $14.60       --           --         --      4.81%
         Highest contract charge 1.70% Class A  $14.30       --           --         --      4.38%
         All contract charges                       --      268      $ 3,905       2.50%
2013(u)  Lowest contract charge 1.30% Class A   $13.93       --           --         --     13.07%
         Highest contract charge 1.70% Class A  $13.70       --           --         --     12.66%
         All contract charges                       --      213      $ 2,948       2.60%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $14.57       --           --         --      8.57%
         Highest contract charge 1.70% Class B  $13.92       --           --         --      8.16%
         All contract charges                       --      365      $ 5,231       2.49%
   2016  Lowest contract charge 1.30% Class B   $13.42       --           --         --      9.02%
         Highest contract charge 1.70% Class B  $12.87       --           --         --      8.52%
         All contract charges                       --      397      $ 5,258       2.58%
   2015  Lowest contract charge 1.30% Class B   $12.31       --           --         --     (4.35)%
         Highest contract charge 1.70% Class B  $11.86       --           --         --     (4.66)%
         All contract charges                       --      421      $ 5,107       2.29%
   2014  Lowest contract charge 1.30% Class B   $12.87       --           --         --      4.89%
         Highest contract charge 1.70% Class B  $12.44       --           --         --      4.45%
         All contract charges                       --      445      $ 5,631       2.50%
2013(u)  Lowest contract charge 1.30% Class B   $12.27       --           --         --     13.09%
         Highest contract charge 1.70% Class B  $11.91       --           --         --     12.57%
         All contract charges                       --      397      $ 4,815       2.60%
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $22.87       --           --         --     10.27%
         Highest contract charge 1.70% Class A  $22.13       --           --         --      9.88%
         All contract charges                       --      131      $ 2,962       0.55%
   2016  Lowest contract charge 1.30% Class A   $20.74       --           --         --     23.31%
         Highest contract charge 1.70% Class A  $20.14       --           --         --     22.73%
         All contract charges                       --      150      $ 3,089       0.37%
   2015  Lowest contract charge 1.30% Class A   $16.82       --           --         --     (7.79)%
         Highest contract charge 1.70% Class A  $16.41       --           --         --     (8.12)%
         All contract charges                       --      153      $ 2,567       0.23%
   2014  Lowest contract charge 1.30% Class A   $18.24       --           --         --      0.83%
         Highest contract charge 1.70% Class A  $17.86       --           --         --      0.39%
         All contract charges                       --      171      $ 3,093       0.02%
2013(u)  Lowest contract charge 1.30% Class A   $18.09       --           --         --     34.90%
         Highest contract charge 1.70% Class A  $17.79       --           --         --     34.37%
         All contract charges                       --      230      $ 4,119       0.12%

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $17.47       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $16.69       --            --        --      9.87%
         All contract charges                          --      529      $  9,057      0.55%
   2016  Lowest contract charge 1.30% Class B      $15.84       --            --        --     23.17%
         Highest contract charge 1.70% Class B     $15.19       --            --        --     22.70%
         All contract charges                          --      543      $  8,432      0.37%
   2015  Lowest contract charge 1.30% Class B      $12.86       --            --        --     (7.75)%
         Highest contract charge 1.70% Class B     $12.38       --            --        --     (8.09)%
         All contract charges                          --      608      $  7,652      0.23%
   2014  Lowest contract charge 1.30% Class B      $13.94       --            --        --      0.87%
         Highest contract charge 1.70% Class B     $13.47       --            --        --      0.37%
         All contract charges                          --      603      $  8,255      0.02%
2013(u)  Lowest contract charge 1.30% Class B      $13.82       --            --        --     34.83%
         Highest contract charge 1.70% Class B     $13.42       --            --        --     34.33%
         All contract charges                          --      510      $  6,962      0.12%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A(a)   $17.83       --            --        --     13.49%
         Highest contract charge 1.70% Class A     $17.25       --            --        --     12.97%
         All contract charges                          --      420      $  7,420      1.65%
   2016  Lowest contract charge 0.65% Class A      $14.81       --            --        --      8.82%
         Highest contract charge 1.70% Class A     $15.27       --            --        --      7.69%
         All contract charges                          --      490      $  7,636      1.61%
   2015  Lowest contract charge 0.65% Class        $13.61       --            --        --     (3.48)%
         Highest contract charge 1.70% Class A     $14.18       --            --        --     (4.45)%
         All contract charges                          --      575      $  8,293      1.28%
   2014  Lowest contract charge 1.30% Class A      $15.16       --            --        --      4.12%
         Highest contract charge 1.70% Class A     $14.84       --            --        --      3.63%
         All contract charges                          --      431      $  6,475      1.96%
2013(u)  Lowest contract charge 1.30% Class A      $14.56       --            --        --     21.74%
         Highest contract charge 1.70% Class A     $14.32       --            --        --     21.25%
         All contract charges                          --      242      $  3,504      1.27%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $13.04       --            --        --     13.49%
         Highest contract charge 1.70% Class B     $12.49       --            --        --     13.03%
         All contract charges                          --      451      $  5,783      1.65%
   2016  Lowest contract charge 1.30% Class B      $11.49       --            --        --      8.09%
         Highest contract charge 1.70% Class B     $11.05       --            --        --      7.59%
         All contract charges                          --      476      $  5,409      1.61%
   2015  Lowest contract charge 1.30% Class B      $10.63       --            --        --     (4.06)%
         Highest contract charge 1.70% Class B     $10.27       --            --        --     (4.38)%
         All contract charges                          --      513      $  5,380      1.28%
   2014  Lowest contract charge 1.30% Class B      $11.08       --            --        --      4.14%
         Highest contract charge 1.70% Class B     $10.74       --            --        --      3.67%
         All contract charges                          --      504      $  5,525      1.96%
2013(u)  Lowest contract charge 1.30% Class B      $10.64       --            --        --     21.60%
         Highest contract charge 1.70% Class B     $10.36       --            --        --     21.17%
         All contract charges                          --      456      $  4,799      1.27%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.94       --            --        --      8.96%
         Highest contract charge 1.70% Class B     $10.83       --            --        --      8.63%
         All contract charges                          --   41,484      $453,329      0.53%
   2016  Lowest contract charge 1.30% Class B      $10.04       --            --        --      4.58%
         Highest contract charge 1.70% Class B     $ 9.97       --            --        --      4.07%
         All contract charges                          --   29,121      $291,950      0.38%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.60       --            --        --     (4.19)%
         Highest contract charge 1.70% Class B(i)  $ 9.58       --            --        --     (4.39)%
         All contract charges                          --   11,556      $110,896      0.32%

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/INVESCO STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.49       --            --        --      8.37%
         Highest contract charge 1.70% Class B     $10.38       --            --        --      7.90%
         All contract charges                          --   22,093      $231,467      0.31%
   2016  Lowest contract charge 1.30% Class B      $ 9.68       --            --        --      1.89%
         Highest contract charge 1.70% Class B     $ 9.62       --            --        --      1.58%
         All contract charges                          --   16,629      $160,825      0.06%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.50       --            --        --     (4.33)%
         Highest contract charge 1.70% Class B(i)  $ 9.47       --            --        --     (4.63)%
         All contract charges                          --    6,921      $ 65,722      0.16%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.30% Class A(a)   $19.52       --            --        --     26.26%
         Highest contract charge 1.70% Class A     $18.89       --            --        --     25.77%
         All contract charges                          --    1,844      $ 35,682      0.00%
   2016  Lowest contract charge 0.65% Class A      $12.58       --            --        --     (4.91)%
         Highest contract charge 1.70% Class A     $15.02       --            --        --     (5.95)%
         All contract charges                          --    1,909      $ 29,259      0.00%
   2015  Lowest contract charge 0.65% Class A      $13.23       --            --        --     (6.10)%
         Highest contract charge 1.70% Class A     $15.97       --            --        --     (7.15)%
         All contract charges                          --    2,119      $ 34,453      0.00%
   2014  Lowest contract charge 0.65% Class A      $14.09       --            --        --     (1.40)%
         Highest contract charge 1.70% Class A     $17.20       --            --        --     (2.38)%
         All contract charges                          --    2,193      $ 38,236      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $14.29       --            --        --     37.67%
         Highest contract charge 1.70% Class A     $17.62       --            --        --     36.17%
         All contract charges                          --    1,976      $ 35,165      0.00%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.10% Class B      $10.68       --            --        --     26.54%
         Highest contract charge 1.70% Class B     $23.49       --            --        --     25.75%
         All contract charges                          --    1,012      $ 18,086      0.00%
   2016  Lowest contract charge 1.10% Class B      $ 8.44       --            --        --     (5.38)%
         Highest contract charge 1.70% Class B     $18.68       --            --        --     (5.99)%
         All contract charges                          --      952      $ 14,661      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.92       --            --        --     (9.81)%
         Highest contract charge 1.70% Class B     $19.87       --            --        --     (7.06)%
         All contract charges                          --      874      $ 14,987      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.46       --            --        --     (1.88)%
         Highest contract charge 1.70% Class B     $21.38       --            --        --     (2.42)%
         All contract charges                          --      770      $ 14,709      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.66       --            --        --      4.61%
         Highest contract charge 1.70% Class B     $21.91       --            --        --     36.17%
         All contract charges                          --      569      $ 12,387      0.00%
AXA/LEGG MASON STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $11.56       --            --        --      9.37%
         Highest contract charge 1.70% Class B     $11.47       --            --        --      8.93%
         All contract charges                          --   10,544      $121,791      1.06%
   2016  Lowest contract charge 1.30% Class B(k)   $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B(k)  $10.53       --            --        --      4.57%
         All contract charges                          --    4,872      $ 51,475      1.29%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.30% Class A      $25.65       --            --        --     32.90%
         Highest contract charge 1.70% Class A     $24.81       --            --        --     32.32%
         All contract charges                          --    1,959      $ 49,866      0.19%
   2016  Lowest contract charge 1.30% Class A      $19.30       --            --        --      5.41%
         Highest contract charge 1.70% Class A     $18.75       --            --        --      4.98%
         All contract charges                          --    1,554      $ 29,781      0.43%

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $18.31       --           --         --     10.10%
         Highest contract charge 1.70% Class A     $17.86       --           --         --      9.64%
         All contract charges                          --      944      $17,189       0.14%
   2014  Lowest contract charge 1.30% Class A      $16.63       --           --         --      6.40%
         Highest contract charge 1.70% Class A     $16.29       --           --         --      5.99%
         All contract charges                          --      833      $13,769       0.12%
2013(u)  Lowest contract charge 1.30% Class A      $15.63       --           --         --     25.54%
         Highest contract charge 1.70% Class A     $15.37       --           --         --     25.06%
         All contract charges                          --      815      $12,676       0.86%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.10% Class B      $14.43       --           --         --     33.12%
         Highest contract charge 1.70% Class B     $23.89       --           --         --     32.28%
         All contract charges                          --    1,211      $20,879       0.19%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --      5.65%
         Highest contract charge 1.70% Class B     $18.06       --           --         --      5.00%
         All contract charges                          --      767      $10,726       0.43%
   2015  Lowest contract charge 1.10% Class B(i)   $10.26       --           --         --      3.64%
         Highest contract charge 1.70% Class B     $17.20       --           --         --      9.62%
         All contract charges                          --      262      $ 3,907       0.14%
   2014  Lowest contract charge 1.20% Class B      $11.16       --           --         --      6.49%
         Highest contract charge 1.70% Class B     $15.69       --           --         --      6.01%
         All contract charges                          --      179      $ 2,603       0.12%
2013(u)  Lowest contract charge 1.30% Class B      $14.94       --           --         --     25.65%
         Highest contract charge 1.70% Class B     $14.80       --           --         --     25.11%
                                                       --      141      $ 2,105       0.86%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A      $20.25       --           --         --     12.69%
         Highest contract charge 1.70% Class A     $19.60       --           --         --     12.26%
         All contract charges                          --       62      $ 1,241       1.02%
   2016  Lowest contract charge 1.30% Class A      $17.97       --           --         --     11.68%
         Highest contract charge 1.70% Class A     $17.46       --           --         --     11.28%
         All contract charges                          --       66      $ 1,169       2.30%
   2015  Lowest contract charge 1.30% Class A      $16.09       --           --         --     (3.65)%
         Highest contract charge 1.70% Class A     $15.69       --           --         --     (4.04)%
         All contract charges                          --       72      $ 1,139       2.01%
   2014  Lowest contract charge 1.30% Class A      $16.70       --           --         --      8.30%
         Highest contract charge 1.70% Class A     $16.35       --           --         --      7.85%
         All contract charges                          --       76      $ 1,232       2.03%
2013(u)  Lowest contract charge 1.30% Class A      $15.42       --           --         --     27.54%
         Highest contract charge 1.70% Class A     $15.16       --           --         --     27.07%
         All contract charges                          --       76      $ 1,172       0.71%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $15.96       --           --         --     12.71%
         Highest contract charge 1.70% Class B     $15.24       --           --         --     12.22%
         All contract charges                          --      192      $ 3,006       1.02%
   2016  Lowest contract charge 1.30% Class B      $14.16       --           --         --     11.76%
         Highest contract charge 1.70% Class B     $13.58       --           --         --     11.31%
         All contract charges                          --      225      $ 3,109       2.30%
   2015  Lowest contract charge 1.30% Class B      $12.67       --           --         --     (3.65)%
         Highest contract charge 1.70% Class B     $12.20       --           --         --     (4.09)%
         All contract charges                          --      218      $ 2,713       2.01%
   2014  Lowest contract charge 1.30% Class B      $13.15       --           --         --      8.23%
         Highest contract charge 1.70% Class B     $12.72       --           --         --      7.89%
         All contract charges                          --      201      $ 2,588       2.03%
2013(u)  Lowest contract charge 1.30% Class B      $12.15       --           --         --     27.63%
         Highest contract charge 1.70% Class B(a)  $11.79       --           --         --     18.61%
         All contract charges                          --      155      $ 1,865       0.71%

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A     $17.36       --            --        --     19.72%
         Highest contract charge 1.70% Class A    $16.80       --            --        --     19.23%
         All contract charges                         --      190      $  3,264      1.38%
   2016  Lowest contract charge 1.30% Class A     $14.50       --            --        --      3.87%
         Highest contract charge 1.70% Class A    $14.09       --            --        --      3.53%
         All contract charges                         --      210      $  3,005      0.69%
   2015  Lowest contract charge 1.30% Class A     $13.96       --            --        --     (3.86)%
         Highest contract charge 1.70% Class A    $13.61       --            --        --     (4.29)%
         All contract charges                         --      236      $  3,279      0.00%
   2014  Lowest contract charge 1.30% Class A     $14.52       --            --        --     (0.27)%
         Highest contract charge 1.70% Class A    $14.22       --            --        --     (0.63)%
         All contract charges                         --      263      $  3,814      1.55%
2013(u)  Lowest contract charge 1.30% Class A     $14.56       --            --        --     25.30%
         Highest contract charge 1.70% Class A    $14.31       --            --        --     24.76%
         All contract charges                         --      250      $  3,628      0.87%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 0.30% Class B     $12.78       --            --        --     20.91%
         Highest contract charge 1.70% Class B    $13.18       --            --        --     19.17%
         All contract charges                         --    1,160      $ 15,399      1.38%
   2016  Lowest contract charge 0.30% Class B     $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B    $11.06       --            --        --      3.56%
         All contract charges                         --    1,265      $ 14,084      0.69%
   2015  Lowest contract charge 0.30% Class B     $10.07       --            --        --     (2.89)%
         Highest contract charge 1.70% Class B    $10.68       --            --        --     (4.30)%
         All contract charges                         --    1,295      $ 13,927      0.00%
   2014  Lowest contract charge 0.30% Class B     $10.37       --            --        --      0.78%
         Highest contract charge 1.70% Class B    $11.16       --            --        --     (0.62)%
         All contract charges                         --    1,232      $ 13,865      1.55%
2013(u)  Lowest contract charge 1.30% Class B     $11.57       --            --        --     25.35%
         Highest contract charge 1.70% Class B    $11.23       --            --        --     24.78%
         All contract charges                         --      955      $ 10,886      0.87%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.03       --            --        --     13.38%
         Highest contract charge 1.70% Class III  $14.00       --            --        --     11.82%
         All contract charges                         --    9,120      $121,106      1.31%
   2016  Lowest contract charge 0.30% Class III   $10.61       --            --        --      3.51%
         Highest contract charge 1.70% Class III  $12.52       --            --        --      2.04%
         All contract charges                         --    8,837      $105,416      1.26%
   2015  Lowest contract charge 0.30% Class III   $10.25       --            --        --     (1.35)%
         Highest contract charge 1.70% Class III  $12.27       --            --        --     (2.70)%
         All contract charges                         --    8,262      $ 97,493      1.11%
   2014  Lowest contract charge 0.30% Class III   $10.39       --            --        --      1.66%
         Highest contract charge 1.70% Class III  $12.61       --            --        --      0.24%
         All contract charges                         --    6,696      $ 83,065      2.52%
2013(u)  Lowest contract charge 0.65% Class III   $11.94       --            --        --     13.61%
         Highest contract charge 1.70% Class III  $12.58       --            --        --     12.42%
         All contract charges                         --    5,103      $ 64,719      1.20%
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.83       --            --        --     24.68%
         Highest contract charge 1.25% Class III  $12.32       --            --        --     23.32%
         All contract charges                         --      205      $  2,496      1.08%
   2016  Lowest contract charge 0.30% Class III   $10.29       --            --        --      3.00%
         Highest contract charge 1.25% Class III  $ 9.99       --            --        --      2.15%
         All contract charges                         --      282      $  2,793      1.81%

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class III      $ 9.99       --           --         --      0.10%
         Highest contract charge 1.25% Class III     $ 9.78       --           --         --     (0.81)%
         All contract charges                            --      270      $ 2,630       1.19%
   2014  Lowest contract charge 0.30% Class III      $ 9.98       --           --         --     (4.68)%
         Highest contract charge 1.25% Class III     $ 9.86       --           --         --     (5.65)%
         All contract charges                            --      144      $ 1,430       1.36%
   2013  Lowest contract charge 1.20% Class III(c)   $10.45       --           --         --      5.03%
         Highest contract charge 1.25% Class III(c)  $10.45       --           --         --      5.03%
         All contract charges                            --        3      $    27       0.17%
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
   2017  Lowest contract charge 1.30% Class III(a)   $27.12       --           --         --     27.50%
         Highest contract charge 1.70% Class III     $26.24       --           --         --     27.01%
         All contract charges                            --    1,611      $43,359       0.00%
   2016  Lowest contract charge 0.65% Class III      $19.69       --           --         --      6.84%
         Highest contract charge 1.70% Class III     $20.66       --           --         --      5.73%
         All contract charges                            --    1,589      $33,551       0.48%
   2015  Lowest contract charge 0.65% Class III      $18.43       --           --         --      1.82%
         Highest contract charge 1.70% Class III     $19.54       --           --         --      0.77%
         All contract charges                            --    1,580      $31,474       0.39%
   2014  Lowest contract charge 0.65% Class III      $18.10       --           --         --     13.27%
         Highest contract charge 1.70% Class III     $19.39       --           --         --     12.02%
         All contract charges                            --    1,264      $24,892       0.46%
2013(u)  Lowest contract charge 0.65% Class III      $15.98       --           --         --     32.72%
         Highest contract charge 1.70% Class III     $17.31       --           --         --     31.34%
         All contract charges                            --      882      $15,474       0.66%
CHARTER/SM/ AGGRESSIVE GROWTH
   2017  Lowest contract charge 1.10% Class B        $11.07       --           --         --     15.55%
         Highest contract charge 1.25% Class B       $11.69       --           --         --     15.29%
         All contract charges                            --      556      $ 6,418       1.27%
   2016  Lowest contract charge 1.10% Class B        $ 9.58       --           --         --      7.28%
         Highest contract charge 1.25% Class B       $10.14       --           --         --      7.19%
         All contract charges                            --      524      $ 5,261       0.83%
   2015  Lowest contract charge 1.10% Class B(i)     $ 8.93       --           --         --     (9.71)%
         Highest contract charge 1.25% Class B       $ 9.46       --           --         --     (6.80)%
         All contract charges                            --      448      $ 4,229       0.99%
   2014  Lowest contract charge 1.20% Class B        $10.16       --           --         --        --
         Highest contract charge 1.25% Class B       $10.15       --           --         --     (0.10)%
         All contract charges                            --      302      $ 3,066       1.76%
   2013  Lowest contract charge 1.20% Class B(c)     $10.16       --           --         --      1.80%
         Highest contract charge 1.25% Class B(c)    $10.16       --           --         --      1.80%
         All contract charges                            --       13      $   130       2.10%
CHARTER/SM/ CONSERVATIVE
   2017  Lowest contract charge 1.10% Class B        $10.59       --           --         --      6.86%
         Highest contract charge 1.25% Class B       $10.79       --           --         --      6.73%
         All contract charges                            --    2,892      $31,054       1.70%
   2016  Lowest contract charge 1.10% Class B        $ 9.91       --           --         --      4.54%
         Highest contract charge 1.25% Class B       $10.11       --           --         --      4.44%
         All contract charges                            --    2,872      $28,929       2.49%
   2015  Lowest contract charge 1.10% Class B(i)     $ 9.48       --           --         --     (4.63)%
         Highest contract charge 1.25% Class B       $ 9.68       --           --         --     (3.87)%
         All contract charges                            --    1,788      $17,270       1.75%
   2014  Lowest contract charge 1.20% Class B        $10.08       --           --         --      0.80%
         Highest contract charge 1.25% Class B       $10.07       --           --         --      0.70%
         All contract charges                            --      945      $ 9,527       2.79%
   2013  Lowest contract charge 1.20% Class B(c)     $10.00       --           --         --      0.30%
         Highest contract charge 1.25% Class B(c)    $10.00       --           --         --      0.30%
         All contract charges                            --       70      $   700       1.50%

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
CHARTER/SM/ GROWTH
2017  Lowest contract charge 1.10% Class B      $10.98       --           --         --     13.55%
      Highest contract charge 1.25% Class B     $11.53       --           --         --     13.48%
      All contract charges                          --    1,178      $13,482       1.35%
2016  Lowest contract charge 1.10% Class B      $ 9.67       --           --         --      6.38%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      6.17%
      All contract charges                          --    1,228      $12,410       1.36%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.09       --           --         --     (8.27)%
      Highest contract charge 1.25% Class B     $ 9.57       --           --         --     (5.81)%
      All contract charges                          --    1,243      $11,889       1.06%
2014  Lowest contract charge 1.20% Class B      $10.17       --           --         --      0.49%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      0.40%
      All contract charges                          --    1,004      $10,199       1.88%
2013  Lowest contract charge 1.20% Class B(c)   $10.12       --           --         --      1.40%
      Highest contract charge 1.25% Class B(c)  $10.12       --           --         --      1.40%
      All contract charges                          --      171      $ 1,727       1.54%
CHARTER/SM/ MODERATE(S)
2017  Lowest contract charge 0.30% Class B      $11.58       --           --         --     10.60%
      Highest contract charge 1.70% Class B     $10.76       --           --         --      9.02%
      All contract charges                          --    3,037      $33,504       1.73%
2016  Lowest contract charge 0.30% Class B      $10.47       --           --         --      5.86%
      Highest contract charge 1.70% Class B     $ 9.87       --           --         --      4.44%
      All contract charges                          --    2,339      $23,612       1.95%
2015  Lowest contract charge 0.30% Class B(g)   $ 9.89       --           --         --     (3.32)%
      Highest contract charge 1.70% Class B(c)  $ 9.45       --           --         --     (6.16)%
      All contract charges                          --    2,049      $19,789       1.48%
2014  Lowest contract charge 1.20% Class B      $10.12       --           --         --      0.60%
      Highest contract charge 1.25% Class B     $10.11       --           --         --      0.50%
      All contract charges                          --    1,347      $13,626       2.50%
2013  Lowest contract charge 1.20% Class B(c)   $10.06       --           --         --      0.80%
      Highest contract charge 1.25% Class B(c)  $10.06       --           --         --      0.80%
      All contract charges                          --       44      $   446       1.57%
CHARTER/SM/ MODERATE GROWTH
2017  Lowest contract charge 0.30% Class B      $11.88       --           --         --     12.50%
      Highest contract charge 1.65% Class B     $10.96       --           --         --     11.04%
      All contract charges                          --    2,155      $24,244       1.38%
2016  Lowest contract charge 0.30% Class B(c)   $10.56       --           --         --      6.56%
      Highest contract charge 1.65% Class B     $ 9.87       --           --         --      5.00%
      All contract charges                          --    2,156      $21,857       1.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.27       --           --         --     (6.65)%
      Highest contract charge 1.65% Class B     $ 9.40       --           --         --     (6.75)%
      All contract charges                          --    1,739      $16,803       1.58%
2014  Lowest contract charge 1.20% Class B      $10.18       --           --         --      0.69%
      Highest contract charge 1.25% Class B     $10.17       --           --         --      0.59%
      All contract charges                          --      850      $ 8,641       2.28%
2013  Lowest contract charge 1.20% Class B(c)   $10.11       --           --         --      1.30%
      Highest contract charge 1.25% Class B(c)  $10.11       --           --         --      1.30%
      All contract charges                          --       38      $   380       1.83%
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 1.30% Class B      $11.67       --           --         --
      Highest contract charge 1.70% Class B     $27.15       --           --         --      0.95%
      All contract charges                          --      139      $ 1,798       1.55%     0.52%
2016  Lowest contract charge 1.30% Class B      $11.56       --           --         --
      Highest contract charge 1.70% Class B     $27.01       --           --         --      1.58%
      All contract charges                          --      150      $ 1,938       1.98%     1.16%

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
CHARTER/SM/ MULTI-SECTOR BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class B       $11.38       --           --         --
         Highest contract charge 1.70% Class B      $26.70       --           --         --      (1.90)%
         All contract charges                           --      192      $ 2,406       1.49%     (2.31)%
   2014  Lowest contract charge 1.30% Class B       $11.60       --           --         --
         Highest contract charge 1.70% Class B      $27.33       --           --         --       1.05%
         All contract charges                           --      209      $ 2,730       2.51%      0.63%
2013(u)  Lowest contract charge 1.30% Class B       $11.48       --           --         --
         Highest contract charge 1.70% Class B      $27.16       --           --         --      (2.21)%
         All contract charges                           --      218      $ 2,823       3.77%     (2.55)%
CHARTER/SM/ SMALL CAP GROWTH
   2017  Lowest contract charge 0.30% Class B       $13.01       --           --         --      24.02%
         Highest contract charge 1.70% Class B      $12.59       --           --         --      22.23%
         All contract charges                           --      993      $ 9,947       2.67%
   2016  Lowest contract charge 0.30% Class B       $10.49       --           --         --       9.04%
         Highest contract charge 1.70% Class B      $10.30       --           --         --       7.52%
         All contract charges                           --      969      $ 7,997       0.00%
   2015  Lowest contract charge 0.30% Class B       $ 9.62       --           --         --      (6.33)%
         Highest contract charge 1.70% Class B      $ 9.58       --           --         --      (7.71)%
         All contract charges                           --    1,003      $ 7,879       0.29%
   2014  Lowest contract charge 0.30% Class B       $10.27       --           --         --      (2.93)%
         Highest contract charge 1.70% Class B      $10.38       --           --         --      (4.24)%
         All contract charges                           --      892      $ 7,627       0.00%
2013(u)  Lowest contract charge 1.30% Class B       $ 6.64       --           --         --      45.93%
         Highest contract charge 1.70% Class B      $10.84       --           --         --      45.31%
         All contract charges                           --      738      $ 6,370       0.00%
CHARTER/SM/ SMALL CAP VALUE
   2017  Lowest contract charge 1.10% Class B       $11.55       --           --         --
         Highest contract charge 1.70% Class B      $24.23       --           --         --      10.10%
         All contract charges                           --      705      $13,781       1.28%      9.39%
   2016  Lowest contract charge 1.10% Class B       $10.49       --           --         --
         Highest contract charge 1.70% Class B      $22.15       --           --         --      23.85%
         All contract charges                           --    1,040      $19,843       1.81%     23.12%
   2015  Lowest contract charge 1.10% Class B(i)    $ 8.47       --           --         --
         Highest contract charge 1.70% Class B      $17.99       --           --         --     (14.27)%
         All contract charges                           --    1,317      $20,338       0.87%    (14.62)%
   2014  Lowest contract charge 1.20% Class B       $ 9.81       --           --         --
         Highest contract charge 1.70% Class B      $21.07       --           --         --      (6.21)%
         All contract charges                           --      731      $12,106       0.19%     (6.73)%
2013(u)  Lowest contract charge 1.20% Class B(c)    $10.46       --           --         --
         Highest contract charge 1.70% Class B      $22.59       --           --         --       4.70%
         All contract charges                           --      584      $11,411       0.75%     40.31%
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class II      $10.59       --           --         --      14.73%
         Highest contract charge 1.70% Class II     $11.57       --           --         --      14.10%
         All contract charges                           --    4,641      $53,721       0.27%
   2016  Lowest contract charge 1.10% Class II      $ 9.23       --           --         --      (0.22)%
         Highest contract charge 1.70% Class II     $10.14       --           --         --      (0.78)%
         All contract charges                           --    4,463      $45,225       0.42%
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.25       --           --         --      (8.87)%
         Highest contract charge 1.70% Class II     $10.22       --           --         --      (3.68)%
         All contract charges                           --    4,018      $41,163       0.11%
   2014  Lowest contract charge 1.20% Class II(e)   $10.64       --           --         --       6.93%
         Highest contract charge 1.70% Class II(e)  $10.61       --           --         --       6.63%
         All contract charges                           --    1,072      $11,398       0.00%

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $12.59       --           --         --
      Highest contract charge 1.70% Class II          $12.44       --           --         --     17.77%
      All contract charges                                --    1,025      $12,893       1.14%    17.25%
2016  Lowest contract charge 1.30 % Class II          $10.69       --           --         --
      Highest contract charge 1.70% Class II          $10.61       --           --         --      7.98%
      All contract charges                                --      781      $ 8,342       1.41%     7.61%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.90       --           --         --
      Highest contract charge 1.70% Class II(g)       $ 9.86       --           --         --     (1.69)%
      All contract charges                                --      456      $ 4,512       2.35%    (2.09)%
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2017  Lowest contract charge 1.10% Class II           $12.64       --           --         --     17.69%
      Highest contract charge 1.70% Class II          $13.10       --           --         --     16.96%
      All contract charges                                --    2,293      $30,208       1.46%
2016  Lowest contract charge 1.10% Class II           $10.74       --           --         --     13.53%
      Highest contract charge 1.70% Class II          $11.20       --           --         --     12.90%
      All contract charges                                --    1,916      $21,544       1.68%
2015  Lowest contract charge 1.10% Class II(i)        $ 9.46       --           --         --     (4.64)%
      Highest contract charge 1.70% Class II          $ 9.92       --           --         --     (6.06)%
      All contract charges                                --    1,198      $11,927       2.27%
2014  Lowest contract charge 1.20% Class II(e)        $10.59       --           --         --      6.54%
      Highest contract charge 1.70% Class II(e)       $10.56       --           --         --      6.24%
      All contract charges                                --      286      $ 3,032       4.46%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $11.80       --           --         --     11.11%
      Highest contract charge 1.70% Class II          $11.66       --           --         --     10.63%
      All contract charges                                --      391      $ 4,609       0.20%
2016  Lowest contract charge 1.30 % Class II          $10.62       --           --         --      7.71%
      Highest contract charge 1.70% Class II          $10.54       --           --         --      7.33%
      All contract charges                                --      349      $ 3,714       0.44%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.86       --           --         --     (3.14)%
      Highest contract charge 1.70% Class II(g)       $ 9.82       --           --         --     (3.54)%
      All contract charges                                --      229      $ 2,255       0.04%
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2017  Lowest contract charge 0.30% Service Class      $11.04       --           --         --
      Highest contract charge 1.25% Service Class     $10.61       --           --         --      4.55%
      All contract charges                                --    1,656      $17,317       2.26%     3.61%
2016  Lowest contract charge 0.30% Service Class      $10.56       --           --         --
      Highest contract charge 1.25% Service Class     $10.24       --           --         --      3.02%
      All contract charges                                --    1,317      $13,346       2.90%     1.99%
2015  Lowest contract charge 0.30% Service Class(c)   $10.25       --           --         --
      Highest contract charge 1.25% Service Class     $10.04       --           --         --     (1.63)%
      All contract charges                                --      990      $ 9,912       2.62%    (2.62)%
2014  Lowest contract charge 1.20% Service Class      $10.31       --           --         --
      Highest contract charge 1.25% Service Class     $10.31       --           --         --      3.72%
      All contract charges                                --      588      $ 6,060       0.88%     3.72%
2013  Lowest contract charge 1.20 Service Class(c)    $ 9.94       --           --         --
      Highest contract charge 1.25% Service Class(c)  $ 9.94       --           --         --     (0.10)%
      All contract charges                                --       15      $   144       0.00%    (0.10)%
DELAWARE VIP(R) EMERGING MARKETS SERIES
2017  Lowest contract charge 1.10% Service Class      $12.26       --           --         --     38.69%
      Highest contract charge 1.25% Service Class     $11.61       --           --         --     38.38%
      All contract charges                                --      267      $ 3,190       0.28%
2016  Lowest contract charge 1.10% Service Class      $ 8.84       --           --         --     12.47%
      Highest contract charge 1.25% Service Class     $ 8.39       --           --         --     12.32%
      All contract charges                                --      122      $ 1,032       0.82%

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
DELAWARE VIP(R) EMERGING MARKETS SERIES (CONTINUED)
   2015  Lowest contract charge 1.10% Service Class(i)   $ 7.86       --            --        --     (18.30)%
         Highest contract charge 1.25% Service Class     $ 7.47       --            --        --     (15.88)%
         All contract charges                                --      105      $    790      0.52%
   2014  Lowest contract charge 1.20% Service Class      $ 8.88       --            --        --      (9.39)%
         Highest contract charge 1.25% Service Class     $ 8.88       --            --        --      (9.39)%
         All contract charges                                --       60      $    537      0.25%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 9.80       --            --        --       0.72%
         Highest contract charge 1.25% Service Class(c)  $ 9.80       --            --        --       0.72%
         All contract charges                                --        5      $     46      0.00%
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
   2017  Lowest contract charge 0.30% Service Class(c)   $10.46       --            --        --       1.65%
         Highest contract charge 1.25% Service Class     $10.05       --            --        --       0.60%
         All contract charges                                --    1,017      $ 10,209      1.79%
   2016  Lowest contract charge 1.10% Service Class      $ 9.92       --            --        --       0.51%
         Highest contract charge 1.25% Service Class     $ 9.99       --            --        --       0.40%
         All contract charges                                --      904      $  9,014      1.45%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.87       --            --        --      (1.00)%
         Highest contract charge 1.25% Service Class     $ 9.95       --            --        --      (0.60)%
         All contract charges                                --      637      $  6,330      1.46%
   2014  Lowest contract charge 1.20% Service Class      $10.02       --            --        --       0.40%
         Highest contract charge 1.25% Service Class     $10.01       --            --        --       0.30%
         All contract charges                                --      429      $  4,300      1.57%
   2013  Lowest contract charge 1.25% Service Class(c)   $ 9.98       --            --        --      (0.10)%
         Highest contract charge 1.25% Service Class(c)  $ 9.98       --            --        --      (0.10)%
         All contract charges                                --       --            --      0.00%
EATON VANCE VT FLOATING-RATE INCOME FUND
   2017  Lowest contract charge 0.30% Initial Class      $11.18       --            --        --       3.14%
         Highest contract charge 1.70% Initial Class     $10.55       --            --        --       1.74%
         All contract charges                                --    2,652      $ 28,322      3.26%
   2016  Lowest contract charge 0.30% Initial Class      $10.84       --            --        --       8.62%
         Highest contract charge 1.70% Initial Class     $10.37       --            --        --       7.13%
         All contract charges                                --    1,954      $ 20,455      3.47%
   2015  Lowest contract charge 0.30% Initial Class(c)   $ 9.98       --            --        --      (1.29)%
         Highest contract charge 1.70% Initial Class(g)  $ 9.68       --            --        --      (3.68)%
         All contract charges                                --    1,245      $ 12,125      3.34%
   2014  Lowest contract charge 1.20% Initial Class      $10.00       --            --        --      (0.50)%
         Highest contract charge 1.25% Initial Class     $ 9.99       --            --        --      (0.60)%
         All contract charges                                --      566      $  5,664      3.17%
   2013  Lowest contract charge 1.20% Initial Class(c)   $10.05       --            --        --       0.20%
         Highest contract charge 1.25% Initial Class(c)  $10.05       --            --        --       0.20%
         All contract charges                                --       29      $    290      0.48%
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 0.65% Class A            $19.96       --            --        --       7.37%
         Highest contract charge 1.70% Class A           $20.29       --            --        --       6.29%
         All contract charges                                --    6,202      $128,933      1.41%
   2016  Lowest contract charge 0.65% Class A            $18.59       --            --        --      17.21%
         Highest contract charge 1.70% Class A           $19.09       --            --        --      15.98%
         All contract charges                                --    6,386      $124,498      1.54%
   2015  Lowest contract charge 0.65% Class A            $15.86       --            --        --      (6.76)%
         Highest contract charge 1.70% Class A           $16.46       --            --        --      (7.79)%
         All contract charges                                --    6,479      $108,583      1.38%
   2014  Lowest contract charge 0.65% Class A            $17.01       --            --        --       9.04%
         Highest contract charge 1.70% Class A           $17.85       --            --        --       7.85%
         All contract charges                                --    5,944      $107,665      1.22%
2013(u)  Lowest contract charge 0.65% Class A            $15.60       --            --        --      36.84%
         Highest contract charge 1.70% Class A           $16.55       --            --        --      35.43%
         All contract charges                                --    4,625      $ 77,441      1.90%

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 1.10% Class B      $11.11       --           --         --       6.93%
         Highest contract charge 1.25% Class B     $13.03       --           --         --       6.80%
         All contract charges                          --    1,534      $18,662       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      16.74%
         Highest contract charge 1.25% Class B     $12.20       --           --         --      16.41%
         All contract charges                          --    1,279      $14,868       1.54%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.90       --           --         --     (10.73)%
         Highest contract charge 1.25% Class B     $10.48       --           --         --      (7.26)%
         All contract charges                          --    1,014      $10,445       1.38%
   2014  Lowest contract charge 1.20% Class B      $11.31       --           --         --       8.33%
         Highest contract charge 1.25% Class B     $11.30       --           --         --       8.34%
         All contract charges                          --      615      $ 6,959       1.22%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --           --         --       3.06%
         Highest contract charge 1.25% Class B(c)  $10.43       --           --         --       2.96%
         All contract charges                          --       45      $   475       1.90%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class A      $26.91       --           --         --      23.78%
         Highest contract charge 1.70% Class A     $26.04       --           --         --      23.30%
         All contract charges                          --      518      $13,770       0.77%
   2016  Lowest contract charge 1.30% Class A      $21.74       --           --         --       7.04%
         Highest contract charge 1.70% Class A     $21.12       --           --         --       6.61%
         All contract charges                          --      544      $11,682       0.88%
   2015  Lowest contract charge 1.30% Class A      $20.31       --           --         --       0.59%
         Highest contract charge 1.70% Class A     $19.81       --           --         --       0.15%
         All contract charges                          --      579      $11,637       0.60%
   2014  Lowest contract charge 1.30% Class A      $20.19       --           --         --       9.08%
         Highest contract charge 1.70% Class A     $19.78       --           --         --       8.62%
         All contract charges                          --      558      $11,176       0.76%
2013(u)  Lowest contract charge 1.30% Class A      $18.51       --           --         --      30.08%
         Highest contract charge 1.70% Class A     $18.21       --           --         --      29.61%
         All contract charges                          --      453      $ 8,324       1.76%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class B      $27.04       --           --         --      23.81%
         Highest contract charge 1.70% Class B     $24.25       --           --         --      23.35%
         All contract charges                          --      237      $ 6,170       0.77%
   2016  Lowest contract charge 1.30% Class B      $21.84       --           --         --       7.01%
         Highest contract charge 1.70% Class B     $19.66       --           --         --       6.56%
         All contract charges                          --      248      $ 5,200       0.88%
   2015  Lowest contract charge 1.30% Class B      $20.41       --           --         --       0.59%
         Highest contract charge 1.70% Class B     $18.45       --           --         --       0.22%
         All contract charges                          --      254      $ 4,999       0.60%
   2014  Lowest contract charge 1.30% Class B      $20.29       --           --         --       9.09%
         Highest contract charge 1.70% Class B     $18.41       --           --         --       8.61%
         All contract charges                          --      254      $ 4,987       0.76%
2013(u)  Lowest contract charge 1.30% Class B      $18.60       --           --         --      30.07%
         Highest contract charge 1.70% Class B     $16.95       --           --         --      29.49%
         All contract charges                          --      267      $ 4,841       1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.30% Class A      $25.12       --           --         --      18.88%
         Highest contract charge 1.70% Class A     $24.30       --           --         --      18.42%
         All contract charges                          --    1,676      $41,761       1.44%
   2016  Lowest contract charge 1.30% Class A      $21.13       --           --         --      10.28%
         Highest contract charge 1.70% Class A     $20.52       --           --         --       9.79%
         All contract charges                          --    1,377      $28,892       1.68%

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.16       --            --        --      (1.39)%
         Highest contract charge 1.70% Class A     $18.69       --            --        --      (1.79)%
         All contract charges                          --    1,300      $ 24,735      1.71%
   2014  Lowest contract charge 1.30% Class A      $19.43       --            --        --      10.65%
         Highest contract charge 1.70% Class A     $19.03       --            --        --      10.19%
         All contract charges                          --      929      $ 17,926      1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.56       --            --        --      30.75%
         Highest contract charge 1.70% Class A     $17.27       --            --        --      30.24%
         All contract charges                          --      585      $ 10,230      1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.10% Class B      $12.65       --            --        --      19.11%
         Highest contract charge 1.25% Class B     $14.94       --            --        --      18.95%
         All contract charges                          --      685      $  9,549      1.44%
   2016  Lowest contract charge 1.10% Class B      $10.62       --            --        --      10.51%
         Highest contract charge 1.25% Class B     $12.56       --            --        --      10.37%
         All contract charges                          --      476      $  5,821      1.68%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.61       --            --        --      (3.90)%
         Highest contract charge 1.25% Class B     $11.38       --            --        --      (1.30)%
         All contract charges                          --      365      $  4,121      1.71%
   2014  Lowest contract charge 1.20% Class B      $11.54       --            --        --      10.75%
         Highest contract charge 1.25% Class B     $11.53       --            --        --      10.65%
         All contract charges                          --      177      $  2,041      1.61%
   2013  Lowest contract charge 1.20% Class B(c)   $10.42       --            --        --       3.37%
         Highest contract charge 1.25% Class B(c)  $10.42       --            --        --       3.37%
         All contract charges                          --       10      $     99      1.76%
EQ/CORE BOND INDEX
   2017  Lowest contract charge 0.65% Class B      $10.49       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.29       --            --        --      (0.29)%
         All contract charges                          --   31,580      $333,707      1.59%
   2016  Lowest contract charge 0.65% Class B      $10.41       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.32       --            --        --      (0.29)%
         All contract charges                          --   31,436      $332,136      1.45%
   2015  Lowest contract charge 0.65% Class B      $10.33       --            --        --      (0.29)%
         Highest contract charge 1.70% Class B     $10.35       --            --        --      (1.24)%
         All contract charges                          --   30,704      $325,029      1.46%
   2014  Lowest contract charge 0.65% Class B      $10.36       --            --        --       1.77%
         Highest contract charge 1.70% Class B     $10.48       --            --        --       0.67%
         All contract charges                          --   30,215      $323,566      1.32%
2013(u)  Lowest contract charge 0.65% Class B      $10.18       --            --        --      (2.21)%
         Highest contract charge 1.70% Class B     $10.41       --            --        --      (3.34)%
         All contract charges                          --   29,915      $317,364      1.23%
EQ/EMERGING MARKETS EQUITY PLUS
   2017  Lowest contract charge 1.10% Class B      $10.63       --            --        --      32.54%
         Highest contract charge 1.70% Class B     $10.12       --            --        --      31.60%
         All contract charges                          --      726      $  7,516      1.06%
   2016  Lowest contract charge 1.10% Class B      $ 8.02       --            --        --       8.53%
         Highest contract charge 1.70% Class B     $ 7.69       --            --        --       7.85%
         All contract charges                          --      535      $  4,188      0.90%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.39       --            --        --     (23.50)%
         Highest contract charge 1.70% Class B     $ 7.13       --            --        --     (19.53)%
         All contract charges                          --      348      $  2,519      0.32%
   2014  Lowest contract charge 1.20% Class B      $ 9.28       --            --        --      (4.33)%
         Highest contract charge 1.70% Class B     $ 8.86       --            --        --      (4.73)%
         All contract charges                          --      283      $  2,543      0.67%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.34       --            --        --      (6.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.30       --            --        --      (6.63)%
         All contract charges                          --       78      $    732      0.69%

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.65% Class A      $23.31       --            --        --     20.22%
         Highest contract charge 1.70% Class A     $24.25       --            --        --     18.99%
         All contract charges                          --    9,298      $230,465      1.57%
   2016  Lowest contract charge 0.65% Class A(c)   $19.39       --            --        --     10.55%
         Highest contract charge 1.70% Class A     $20.38       --            --        --      9.33%
         All contract charges                          --    8,016      $166,506      1.79%
   2015  Lowest contract charge 1.30% Class A      $19.11       --            --        --     (0.47)%
         Highest contract charge 1.70% Class A     $18.64       --            --        --     (0.90)%
         All contract charges                          --    7,002      $132,404      1.96%
   2014  Lowest contract charge 1.30% Class A      $19.20       --            --        --     11.50%
         Highest contract charge 1.70% Class A     $18.81       --            --        --     11.04%
         All contract charges                          --    5,070      $ 96,494      1.80%
2013(u)  Lowest contract charge 1.30% Class A      $17.22       --            --        --     29.77%
         Highest contract charge 1.70% Class A     $16.94       --            --        --     29.31%
         All contract charges                          --    3,194      $ 54,612      1.82%
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.30% Class B      $15.84       --            --        --     20.64%
         Highest contract charge 1.25% Class B     $15.22       --            --        --     19.56%
         All contract charges                          --    5,525      $ 78,918      1.57%
   2016  Lowest contract charge 0.30% Class B      $13.13       --            --        --     10.90%
         Highest contract charge 1.25% Class B     $12.73       --            --        --      9.84%
         All contract charges                          --    3,637      $ 44,022      1.79%
   2015  Lowest contract charge 0.30% Class B(c)   $11.84       --            --        --      0.51%
         Highest contract charge 1.25% Class B     $11.59       --            --        --     (0.52)%
         All contract charges                          --    2,185      $ 24,797      1.96%
   2014  Lowest contract charge 1.20% Class B      $11.66       --            --        --     11.69%
         Highest contract charge 1.25% Class B     $11.65       --            --        --     11.59%
         All contract charges                          --    1,097      $ 12,785      1.80%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --            --        --      3.16%
         Highest contract charge 1.25% Class B(c)  $10.44       --            --        --      3.16%
         All contract charges                          --       14      $    146      1.82%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class A      $10.23       --            --        --      3.33%
         Highest contract charge 1.70% Class A     $ 9.90       --            --        --      2.91%
         All contract charges                          --      503      $  5,098      0.04%
   2016  Lowest contract charge 1.30% Class A      $ 9.90       --            --        --     (0.60)%
         Highest contract charge 1.70% Class A     $ 9.62       --            --        --     (1.03)%
         All contract charges                          --      563      $  5,534      1.84%
   2015  Lowest contract charge 0.65% Class A      $ 9.62       --            --        --     (4.37)%
         Highest contract charge 1.70% Class A     $ 9.72       --            --        --     (5.45)%
         All contract charges                          --      582      $  5,767      0.04%
   2014  Lowest contract charge 0.65% Class A      $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class A     $10.28       --            --        --     (0.77)%
         All contract charges                          --      621      $  6,477      0.70%
2013(u)  Lowest contract charge 1.30% Class A      $10.54       --            --        --     (3.83)%
         Highest contract charge 1.70% Class A     $10.36       --            --        --     (4.25)%
         All contract charges                          --      562      $  5,899      0.01%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class B      $11.74       --            --        --      3.35%
         Highest contract charge 1.70% Class B     $11.17       --            --        --      2.85%
         All contract charges                          --      405      $  4,649      0.04%
   2016  Lowest contract charge 1.30% Class B      $11.36       --            --        --     (0.70)%
         Highest contract charge 1.70% Class B     $10.86       --            --        --     (1.00)%
         All contract charges                          --      410      $  4,568      1.84%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $11.44       --            --        --     (4.98)%
         Highest contract charge 1.70% Class B     $10.97       --            --        --     (5.43)%
         All contract charges                          --      445      $  5,002      0.04%
   2014  Lowest contract charge 1.30% Class B      $12.04       --            --        --     (0.50)%
         Highest contract charge 1.70% Class B     $11.60       --            --        --     (0.85)%
         All contract charges                          --      445      $  5,262      0.70%
2013(u)  Lowest contract charge 1.30% Class B      $12.10       --            --        --     (3.74)%
         Highest contract charge 1.70% Class B     $11.70       --            --        --     (4.18)%
         All contract charges                          --      454      $  5,404      0.01%
EQ/INTERMEDIATE GOVERNMENT BOND
   2017  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.00%
         Highest contract charge 1.70% Class B     $ 9.66       --            --        --     (1.33)%
         All contract charges                          --   12,267      $123,980      0.85%
   2016  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.10%
         Highest contract charge 1.70% Class B     $ 9.79       --            --        --     (1.21)%
         All contract charges                          --   12,441      $126,941      0.68%
   2015  Lowest contract charge 0.30% Class B(c)   $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $ 9.91       --            --        --     (1.29)%
         All contract charges                          --   12,206      $125,847      0.59%
   2014  Lowest contract charge 0.65% Class B      $10.07       --            --        --      0.80%
         Highest contract charge 1.70% Class B     $10.04       --            --        --     (0.20)%
         All contract charges                          --   12,538      $130,682      0.41%
2013(u)  Lowest contract charge 0.65% Class B      $ 9.99       --            --        --     (2.25)%
         Highest contract charge 1.70% Class B     $10.06       --            --        --     (3.36)%
         All contract charges                          --   12,463      $129,739      0.22%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 1.30% Class A      $13.55       --            --        --     21.63%
         Highest contract charge 1.70% Class A     $13.11       --            --        --     21.16%
         All contract charges                          --    2,318      $ 31,039      2.94%
   2016  Lowest contract charge 0.65% Class A      $10.91       --            --        --      1.58%
         Highest contract charge 1.70% Class A     $10.82       --            --        --      0.46%
         All contract charges                          --    2,071      $ 22,815      3.01%
   2015  Lowest contract charge 0.65% Class A      $10.74       --            --        --     (2.81)%
         Highest contract charge 1.70% Class A     $10.77       --            --        --     (3.84)%
         All contract charges                          --    1,880      $ 20,562      2.82%
   2014  Lowest contract charge 0.65% Class A      $11.05       --            --        --     (7.53)%
         Highest contract charge 1.70% Class A     $11.20       --            --        --     (8.50)%
         All contract charges                          --    1,362      $ 15,412      4.42%
2013(u)  Lowest contract charge 0.65% Class A      $11.95       --            --        --     20.71%
         Highest contract charge 1.70% Class A     $12.24       --            --        --     19.41%
         All contract charges                          --      639      $  7,902      2.96%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 0.30% Class B      $11.49       --            --        --     22.89%
         Highest contract charge 1.25% Class B     $11.04       --            --        --     21.72%
         All contract charges                          --    1,689      $ 18,593      2.94%
   2016  Lowest contract charge 0.30% Class B      $ 9.35       --            --        --      1.85%
         Highest contract charge 1.25% Class B     $ 9.07       --            --        --      0.89%
         All contract charges                          --    1,217      $ 11,019      3.01%
   2015  Lowest contract charge 0.30% Class B(c)   $ 9.18       --            --        --     (2.44)%
         Highest contract charge 1.25% Class B     $ 8.99       --            --        --     (3.33)%
         All contract charges                          --      745      $  6,690      2.82%
   2014  Lowest contract charge 1.20% Class B      $ 9.31       --            --        --     (8.00)%
         Highest contract charge 1.25% Class B     $ 9.30       --            --        --     (8.10)%
         All contract charges                          --      500      $  4,652      4.42%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12       --            --        --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12       --            --        --      1.10%
         All contract charges                          --        4      $     40      2.96%

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class A(e)  $23.63       --           --         --     16.46%
         Highest contract charge 1.70% Class A    $22.86       --           --         --     15.98%
         All contract charges                         --    1,362      $31,909       0.80%
   2016  Lowest contract charge 0.65% Class A     $18.72       --           --         --     16.56%
         Highest contract charge 1.70% Class A    $19.71       --           --         --     15.40%
         All contract charges                         --    1,379      $27,771       2.49%
   2015  Lowest contract charge 0.65% Class A     $16.06       --           --         --     (6.79)%
         Highest contract charge 1.70% Class A    $17.08       --           --         --     (7.78)%
         All contract charges                         --    1,482      $25,762       2.15%
   2014  Lowest contract charge 0.65% Class A     $17.23       --           --         --      8.23%
         Highest contract charge 1.70% Class A    $18.52       --           --         --      7.05%
         All contract charges                         --    1,384      $25,986       2.26%
2013(u)  Lowest contract charge 0.65% Class A     $15.92       --           --         --     34.23%
         Highest contract charge 1.70% Class A    $17.30       --           --         --     32.77%
         All contract charges                         --      299      $ 5,249       4.77%
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class B     $20.84       --           --         --     16.42%
         Highest contract charge 1.70% Class B    $19.80       --           --         --     15.99%
         All contract charges                         --      461      $ 9,403       0.80%
   2016  Lowest contract charge 1.30% Class B     $17.90       --           --         --     15.86%
         Highest contract charge 1.70% Class B    $17.07       --           --         --     15.42%
         All contract charges                         --      489      $ 8,604       2.49%
   2015  Lowest contract charge 1.30% Class B     $15.45       --           --         --     (7.37)%
         Highest contract charge 1.70% Class B    $14.79       --           --         --     (7.79)%
         All contract charges                         --      604      $ 9,159       2.15%
   2014  Lowest contract charge 1.30% Class B     $16.68       --           --         --      7.47%
         Highest contract charge 1.70% Class B    $16.04       --           --         --      7.00%
         All contract charges                         --      612      $10,036       2.26%
2013(u)  Lowest contract charge 1.30% Class B     $15.52       --           --         --     33.33%
         Highest contract charge 1.70% Class B    $14.99       --           --         --     32.77%
         All contract charges                         --      192      $ 2,939       4.77%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class A     $24.93       --           --         --     16.22%
         Highest contract charge 1.70% Class A    $24.12       --           --         --     15.74%
         All contract charges                         --      485      $11,969       0.87%
   2016  Lowest contract charge 0.65% Class A     $20.41       --           --         --     20.77%
         Highest contract charge 1.70% Class A    $20.84       --           --         --     19.50%
         All contract charges                         --      467      $ 9,912       1.14%
   2015  Lowest contract charge 0.65% Class A     $16.90       --           --         --     (2.93)%
         Highest contract charge 1.70% Class A    $17.44       --           --         --     (3.96)%
         All contract charges                         --      406      $ 7,204       0.74%
   2014  Lowest contract charge 0.65% Class A     $17.41       --           --         --     13.64%
         Highest contract charge 1.70% Class A    $18.16       --           --         --     12.45%
         All contract charges                         --      365      $ 6,734       1.09%
2013(u)  Lowest contract charge 0.65% Class A     $15.32       --           --         --     34.98%
         Highest contract charge 1.70% Class A    $16.15       --           --         --     33.47%
         All contract charges                         --      371      $ 6,078       2.08%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class B     $26.68       --           --         --     16.20%
         Highest contract charge 1.70% Class B    $27.15       --           --         --     15.73%
         All contract charges                         --      378      $ 9,976       0.87%
   2016  Lowest contract charge 1.30% Class B     $22.96       --           --         --     19.96%
         Highest contract charge 1.70% Class B    $23.46       --           --         --     19.45%
         All contract charges                         --      327      $ 7,422       1.14%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $19.14       --           --         --     (3.58)%
         Highest contract charge 1.70% Class B     $19.64       --           --         --     (3.91)%
         All contract charges                          --      248      $ 4,682       0.74%
   2014  Lowest contract charge 1.30% Class B      $19.85       --           --         --     12.91%
         Highest contract charge 1.70% Class B     $20.44       --           --         --     12.43%
         All contract charges                          --      156      $ 3,131       1.09%
2013(u)  Lowest contract charge 1.30% Class B      $17.58       --           --         --     33.99%
         Highest contract charge 1.70% Class B     $18.18       --           --         --     33.48%
         All contract charges                          --      127      $ 2,263       2.08%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 0.65% Class A      $24.85       --           --         --     28.42%
         Highest contract charge 1.70% Class A     $26.55       --           --         --     27.03%
         All contract charges                          --    1,806      $49,189       0.81%
   2016  Lowest contract charge 1.30% Class A      $21.51       --           --         --      4.93%
         Highest contract charge 1.70% Class A     $20.90       --           --         --      4.55%
         All contract charges                          --    1,533      $32,753       1.12%
   2015  Lowest contract charge 1.30% Class A      $20.50       --           --         --      3.54%
         Highest contract charge 1.70% Class A     $19.99       --           --         --      3.09%
         All contract charges                          --    1,290      $26,251       0.97%
   2014  Lowest contract charge 1.30% Class A      $19.80       --           --         --     10.74%
         Highest contract charge 1.70% Class A     $19.39       --           --         --     10.30%
         All contract charges                          --      993      $19,557       1.17%
2013(u)  Lowest contract charge 1.30% Class A      $17.88       --           --         --     30.80%
         Highest contract charge 1.70% Class A     $17.58       --           --         --     30.22%
         All contract charges                          --      698      $12,399       1.10%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 1.10% Class B      $13.28       --           --         --     27.82%
         Highest contract charge 1.25% Class B     $16.09       --           --         --     27.60%
         All contract charges                          --    1,263      $18,737       0.81%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      5.16%
         Highest contract charge 1.25% Class B     $12.61       --           --         --      5.08%
         All contract charges                          --      859      $10,320       1.12%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.20)%
         Highest contract charge 1.25% Class B     $12.00       --           --         --      3.54%
         All contract charges                          --      473      $ 5,594       0.97%
   2014  Lowest contract charge 1.20% Class B      $11.60       --           --         --     10.90%
         Highest contract charge 1.25% Class B     $11.59       --           --         --     10.80%
         All contract charges                          --      278      $ 3,223       1.17%
   2013  Lowest contract charge 1.30% Class B(c)   $10.46       --           --         --      3.87%
         Highest contract charge 1.70% Class B(c)  $10.46       --           --         --      3.87%
         All contract charges                          --       15      $   157       1.10%
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.30% Class A      $23.02       --           --         --     11.53%
         Highest contract charge 1.70% Class A     $22.27       --           --         --     11.07%
         All contract charges                          --    1,325      $30,204       2.05%
   2016  Lowest contract charge 1.30% Class A      $20.64       --           --         --     14.99%
         Highest contract charge 1.70% Class A     $20.05       --           --         --     14.51%
         All contract charges                          --    1,107      $22,642       2.25%
   2015  Lowest contract charge 1.30% Class A      $17.95       --           --         --     (5.68)%
         Highest contract charge 1.70% Class A     $17.51       --           --         --     (6.06)%
         All contract charges                          --    1,441      $25,524       2.87%
   2014  Lowest contract charge 1.30% Class A      $19.03       --           --         --     11.16%
         Highest contract charge 1.70% Class A     $18.64       --           --         --     10.69%
         All contract charges                          --      910      $17,135       2.02%
2013(u)  Lowest contract charge 1.30% Class A      $17.12       --           --         --     29.89%
         Highest contract charge 1.70% Class A     $16.84       --           --         --     29.34%
         All contract charges                          --      544      $ 9,242       1.80%

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.10% Class B      $12.11       --           --         --     11.72%
         Highest contract charge 1.25% Class B     $14.02       --           --         --     11.54%
         All contract charges                          --      811      $10,859       2.05%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --     15.20%
         Highest contract charge 1.25% Class B     $12.57       --           --         --     15.11%
         All contract charges                          --      539      $ 6,576       2.25%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.41       --           --         --     (5.81)%
         Highest contract charge 1.25% Class B     $10.92       --           --         --     (5.70)%
         All contract charges                          --      324      $ 3,514       2.87%
   2014  Lowest contract charge 1.20% Class B      $11.58       --           --         --     11.24%
         Highest contract charge 1.25% Class B     $11.58       --           --         --     11.24%
         All contract charges                          --      151      $ 1,749       2.02%
   2013  Lowest contract charge 1.20% Class B(c)   $10.41       --           --         --      2.76%
         Highest contract charge 1.25% Class B(c)  $10.41       --           --         --      2.76%
         All contract charges                          --        7      $    73       1.80%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 1.30% Class A      $16.50       --           --         --     30.43%
         Highest contract charge 1.70% Class A     $15.96       --           --         --     29.86%
         All contract charges                          --    1,833      $29,949       0.86%
   2016  Lowest contract charge 1.30% Class A      $12.65       --           --         --      0.64%
         Highest contract charge 1.70% Class A     $12.29       --           --         --      0.24%
         All contract charges                          --    1,611      $20,205       1.02%
   2015  Lowest contract charge 1.30% Class A      $12.57       --           --         --     (1.10)%
         Highest contract charge 1.70% Class A     $12.26       --           --         --     (1.53)%
         All contract charges                          --    1,570      $19,572       0.62%
   2014  Lowest contract charge 1.30% Class A      $12.71       --           --         --     (6.27)%
         Highest contract charge 1.70% Class A     $12.45       --           --         --     (6.60)%
         All contract charges                          --    1,355      $17,105       1.04%
2013(u)  Lowest contract charge 1.30% Class A      $13.56       --           --         --     12.16%
         Highest contract charge 1.70% Class A     $13.33       --           --         --     11.74%
         All contract charges                          --    1,117      $15,044       1.10%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 0.30% Class B(c)   $12.70       --           --         --     31.61%
         Highest contract charge 1.70% Class B     $20.00       --           --         --     29.87%
         All contract charges                          --    1,359      $17,271       0.86%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --      0.88%
         Highest contract charge 1.70% Class B     $15.40       --           --         --      0.20%
         All contract charges                          --    1,176      $11,810       1.02%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.13       --           --         --     (8.52)%
         Highest contract charge 1.70% Class B     $15.37       --           --         --     (1.47)%
         All contract charges                          --      973      $10,104       0.62%
   2014  Lowest contract charge 1.20% Class B      $ 9.40       --           --         --     (6.19)%
         Highest contract charge 1.70% Class B     $15.60       --           --         --     (6.64)%
         All contract charges                          --      809      $ 8,848       1.04%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.02       --           --         --      0.50%
         Highest contract charge 1.70% Class B     $16.71       --           --         --     11.70%
         All contract charges                          --      613      $ 7,458       1.10%
EQ/MID CAP INDEX
   2017  Lowest contract charge 1.30% Class A      $26.56       --           --         --     13.94%
         Highest contract charge 1.70% Class A     $25.70       --           --         --     13.52%
         All contract charges                          --    2,519      $66,190       0.94%
   2016  Lowest contract charge 1.30% Class A      $23.31       --           --         --     18.38%
         Highest contract charge 1.70% Class A     $22.64       --           --         --     17.86%
         All contract charges                          --    2,625      $60,435       1.28%

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/MID CAP INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.69       --           --         --     (4.14)%
         Highest contract charge 1.70% Class A     $19.21       --           --         --     (4.48)%
         All contract charges                          --    1,883      $36,792       0.90%
   2014  Lowest contract charge 1.30% Class A      $20.54       --           --         --      7.60%
         Highest contract charge 1.70% Class A     $20.11       --           --         --      7.14%
         All contract charges                          --    1,672      $34,038       1.03%
2013(u)  Lowest contract charge 1.30% Class A      $19.09       --           --         --     30.84%
         Highest contract charge 1.70% Class A     $18.77       --           --         --     30.35%
         All contract charges                          --    1,012      $19,196       1.02%
EQ/MID CAP INDEX
   2017  Lowest contract charge 0.30% Class B      $14.98       --           --         --     15.14%
         Highest contract charge 1.25% Class B     $14.40       --           --         --     14.10%
         All contract charges                          --    1,603      $21,792       0.94%
   2016  Lowest contract charge 0.30% Class B      $13.01       --           --         --     19.58%
         Highest contract charge 1.25% Class B     $12.62       --           --         --     18.39%
         All contract charges                          --    1,206      $14,632       1.28%
   2015  Lowest contract charge 0.30% Class B(c)   $10.88       --           --         --     (3.20)%
         Highest contract charge 1.25% Class B     $10.66       --           --         --     (4.05)%
         All contract charges                          --      958      $10,059       0.90%
   2014  Lowest contract charge 1.20% Class B      $11.12       --           --         --      7.65%
         Highest contract charge 1.25% Class B     $11.11       --           --         --      7.66%
         All contract charges                          --      559      $ 6,207       1.03%
   2013  Lowest contract charge 1.20% Class B(c)   $10.33       --           --         --      3.09%
         Highest contract charge 1.25% Class B(c)  $10.32       --           --         --      2.99%
         All contract charges                          --       14      $   144       1.02%
EQ/MONEY MARKET
   2017  Lowest contract charge 0.65% Class A      $ 9.58       --           --         --     (0.31)%
         Highest contract charge 1.70% Class A     $ 8.74       --           --         --     (1.35)%
         All contract charges                          --    6,813      $61,312       0.38%
   2016  Lowest contract charge 0.65% Class A      $ 9.61       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 8.86       --           --         --     (1.66)%
         All contract charges                          --    9,468      $86,860       0.00%
   2015  Lowest contract charge 0.65% Class A      $ 9.67       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 9.01       --           --         --     (1.74)%
         All contract charges                          --    8,253      $77,117       0.00%
   2014  Lowest contract charge 0.65% Class A      $ 9.73       --           --         --     (0.71)%
         Highest contract charge 1.70% Class A     $ 9.17       --           --         --     (1.71)%
         All contract charges                          --    5,837      $54,908       0.00%
2013(u)  Lowest contract charge 0.65% Class A      $ 9.80       --           --         --     (0.61)%
         Highest contract charge 1.70% Class A     $ 9.33       --           --         --     (1.69)%
         All contract charges                          --    5,649      $54,098       0.00%
EQ/MONEY MARKET
   2017  Lowest contract charge 1.10% Class B      $ 9.75       --           --         --     (0.71)%
         Highest contract charge 1.70% Class B     $23.88       --           --         --     (1.32)%
         All contract charges                          --    6,338      $62,447       0.38%
   2016  Lowest contract charge 1.10% Class B(i)   $ 9.82       --           --         --     (1.11)%
         Highest contract charge 1.70% Class B     $24.20       --           --         --     (1.67)%
         All contract charges                          --    6,688      $66,890       0.00%
   2015  Lowest contract charge 0.30% Class B      $ 9.93       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $24.61       --           --         --     (1.72)%
         All contract charges                          --    5,965      $60,652       0.00%
   2014  Lowest contract charge 0.30% Class B      $ 9.96       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $25.04       --           --         --     (1.69)%
         All contract charges                          --    5,879      $60,569       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $ 9.98       --           --         --     (0.10)%
         Highest contract charge 1.70% Class B     $25.47       --           --         --     (1.70)%
         All contract charges                          --    2,743      $29,635       0.00%

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 1.30% Class A      $21.03       --           --         --     33.86%
         Highest contract charge 1.70% Class A     $20.35       --           --         --     33.36%
         All contract charges                          --    3,093      $64,193       0.60%
   2016  Lowest contract charge 1.30% Class A      $15.71       --           --         --     (1.26)%
         Highest contract charge 1.70% Class A     $15.26       --           --         --     (1.68)%
         All contract charges                          --    2,463      $38,345       0.82%
   2015  Lowest contract charge 1.30% Class A      $15.91       --           --         --      1.86%
         Highest contract charge 1.70% Class A     $15.52       --           --         --      1.44%
         All contract charges                          --    2,630      $41,513       0.28%
   2014  Lowest contract charge 1.30% Class A      $15.62       --           --         --      0.45%
         Highest contract charge 1.70% Class A     $15.30       --           --         --      0.07%
         All contract charges                          --    2,055      $31,876       0.58%
2013(u)  Lowest contract charge 1.30% Class A      $15.55       --           --         --     24.70%
         Highest contract charge 1.70% Class A     $15.29       --           --         --     24.21%
         All contract charges                          --    1,401      $21,649       2.86%
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 0.30% Class B      $14.57       --           --         --     35.16%
         Highest contract charge 1.70% Class B     $18.17       --           --         --     33.31%
         All contract charges                          --    1,311      $20,934       0.60%
   2016  Lowest contract charge 0.30% Class B      $10.78       --           --         --     (0.19)%
         Highest contract charge 1.70% Class B     $13.63       --           --         --     (1.66)%
         All contract charges                          --    1,253      $15,560       0.82%
   2015  Lowest contract charge 0.30% Class B      $10.80       --           --         --      2.86%
         Highest contract charge 1.70% Class B     $13.86       --           --         --      1.39%
         All contract charges                          --    1,058      $13,387       0.28%
   2014  Lowest contract charge 0.30% Class B      $10.50       --           --         --      1.45%
         Highest contract charge 1.70% Class B     $13.67       --           --         --      0.07%
         All contract charges                          --      633      $ 8,270       0.58%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.33       --           --         --      3.40%
         Highest contract charge 1.70% Class B     $13.66       --           --         --     24.18%
         All contract charges                          --      416      $ 5,762       2.86%
EQ/PIMCO GLOBAL REAL RETURN(T)
   2017  Lowest contract charge 1.10% Class B      $10.58       --           --         --      1.83%
         Highest contract charge 1.70% Class B     $10.40       --           --         --      1.17%
         All contract charges                          --    1,985      $21,118       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      9.02%
         Highest contract charge 1.70% Class B     $10.28       --           --         --      8.44%
         All contract charges                          --    1,311      $13,760       6.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.53       --           --         --     (3.54)%
         Highest contract charge 1.70% Class B     $ 9.48       --           --         --     (4.05)%
         All contract charges                          --      856      $ 8,251       1.54%
   2014  Lowest contract charge 1.20% Class B      $10.31       --           --         --      6.51%
         Highest contract charge 1.70% Class B     $ 9.88       --           --         --      6.01%
         All contract charges                          --      455      $ 4,558       7.08%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.68       --           --         --     (2.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.32       --           --         --     (6.61)%
         All contract charges                          --      153      $ 1,423       0.17%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.30% Class A      $ 9.56       --           --         --      0.53%
         Highest contract charge 1.70% Class A     $ 9.25       --           --         --      0.11%
         All contract charges                          --    2,497      $23,664       1.27%
   2016  Lowest contract charge 1.30% Class A      $ 9.51       --           --         --      0.63%
         Highest contract charge 1.70% Class A     $ 9.24       --           --         --      0.33%
         All contract charges                          --    2,698      $25,429       1.05%

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class A     $ 9.45       --           --         --     (1.56)%
         Highest contract charge 1.70% Class A    $ 9.21       --           --         --     (2.02)%
         All contract charges                         --    2,491      $23,337       0.51%
   2014  Lowest contract charge 1.30% Class A     $ 9.60       --           --         --     (1.34)%
         Highest contract charge 1.70% Class A    $ 9.40       --           --         --     (1.78)%
         All contract charges                         --    2,340      $22,300       0.40%
2013(u)  Lowest contract charge 1.30% Class A     $ 9.73       --           --         --     (1.32)%
         Highest contract charge 1.70% Class A    $ 9.57       --           --         --     (1.64)%
         All contract charges                         --    2,328      $22,491       0.80%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.10% Class B     $10.06       --           --         --      0.80%
         Highest contract charge 1.70% Class B    $ 9.91       --           --         --      0.20%
         All contract charges                         --      950      $ 9,340       1.27%
   2016  Lowest contract charge 1.10% Class B     $ 9.98       --           --         --      0.91%
         Highest contract charge 1.70% Class B    $ 9.89       --           --         --      0.30%
         All contract charges                         --      755      $ 7,364       1.05%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.89       --           --         --     (1.10)%
         Highest contract charge 1.70% Class B    $ 9.86       --           --         --     (1.99)%
         All contract charges                         --      597      $ 5,742       0.51%
   2014  Lowest contract charge 1.20% Class B     $ 9.84       --           --         --     (1.30)%
         Highest contract charge 1.70% Class B    $10.06       --           --         --     (1.85)%
         All contract charges                         --      389      $ 3,788       0.40%
2013(u)  Lowest contract charge 1.20% Class B(c)  $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.70% Class B    $10.25       --           --         --     (1.35)%
         All contract charges                         --      228      $ 2,227       0.80%
EQ/QUALITY BOND PLUS
   2017  Lowest contract charge 1.30% Class B     $10.99       --           --         --      0.09%
         Highest contract charge 1.70% Class B    $15.31       --           --         --     (0.33)%
         All contract charges                         --    2,455      $28,720       1.23%
   2016  Lowest contract charge 1.30% Class B     $10.98       --           --         --     (0.09)%
         Highest contract charge 1.70% Class B    $15.36       --           --         --     (0.52)%
         All contract charges                         --    2,276      $26,773       1.19%
   2015  Lowest contract charge 1.30% Class B     $10.99       --           --         --     (1.08)%
         Highest contract charge 1.70% Class B    $15.44       --           --         --     (1.47)%
         All contract charges                         --    2,274      $26,943       1.10%
   2014  Lowest contract charge 1.30% Class B     $11.11       --           --         --      1.55%
         Highest contract charge 1.70% Class B    $15.67       --           --         --      1.16%
         All contract charges                         --    2,077      $25,065       1.06%
2013(u)  Lowest contract charge 1.30% Class B     $10.94       --           --         --     (3.53)%
         Highest contract charge 1.70% Class B    $15.49       --           --         --     (3.97)%
         All contract charges                         --    1,880      $22,503       0.40%
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 1.30% Class A     $25.70       --           --         --     12.52%
         Highest contract charge 1.70% Class A    $24.86       --           --         --     12.08%
         All contract charges                         --    1,766      $44,885       1.07%
   2016  Lowest contract charge 1.30% Class A     $22.84       --           --         --     18.96%
         Highest contract charge 1.70% Class A    $22.18       --           --         --     18.48%
         All contract charges                         --    1,959      $44,158       1.42%
   2015  Lowest contract charge 1.30% Class A     $19.20       --           --         --     (5.79)%
         Highest contract charge 1.70% Class A    $18.72       --           --         --     (6.21)%
         All contract charges                         --    1,291      $24,592       0.89%
   2014  Lowest contract charge 1.30% Class A     $20.38       --           --         --      3.50%
         Highest contract charge 1.70% Class A    $19.96       --           --         --      3.10%
         All contract charges                         --    1,162      $23,463       0.93%
2013(u)  Lowest contract charge 1.30% Class A     $19.69       --           --         --     35.61%
         Highest contract charge 1.70% Class A    $19.36       --           --         --     35.10%
         All contract charges                         --      974      $19,005       1.36%

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 0.30% Class B      $14.10       --            --        --     13.62%
         Highest contract charge 1.25% Class B     $13.55       --            --        --     12.54%
         All contract charges                          --    1,204      $ 15,721      1.07%
   2016  Lowest contract charge 0.30% Class B      $12.41       --            --        --     20.25%
         Highest contract charge 1.25% Class B     $12.04       --            --        --     19.09%
         All contract charges                          --      927      $ 10,907      1.42%
   2015  Lowest contract charge 0.30% Class B(c)   $10.32       --            --        --     (4.88)%
         Highest contract charge 1.25% Class B     $10.11       --            --        --     (5.78)%
         All contract charges                          --      501      $  5,003      0.89%
   2014  Lowest contract charge 1.20% Class B      $10.74       --            --        --      3.67%
         Highest contract charge 1.25% Class B     $10.73       --            --        --      3.57%
         All contract charges                          --      249      $  2,679      0.93%
   2013  Lowest contract charge 1.25% Class B(c)   $10.36       --            --        --      4.75%
         Highest contract charge 1.25% Class B(c)  $10.36       --            --        --      4.75%
         All contract charges                          --        3      $     34      1.36%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 1.30% Class A(a)   $28.39       --            --        --     31.68%
         Highest contract charge 1.70% Class A     $27.47       --            --        --     31.12%
         All contract charges                          --    5,607      $157,447      0.00%
   2016  Lowest contract charge 0.65% Class A      $19.20       --            --        --      0.68%
         Highest contract charge 1.70% Class A     $20.95       --            --        --     (0.38)%
         All contract charges                          --    4,834      $103,341      0.00%
   2015  Lowest contract charge 0.65% Class A      $19.07       --            --        --      9.53%
         Highest contract charge 1.70% Class A     $21.03       --            --        --      8.35%
         All contract charges                          --    4,505      $ 96,324      0.00%
   2014  Lowest contract charge 0.65% Class A      $17.41       --            --        --      7.94%
         Highest contract charge 1.70% Class A     $19.41       --            --        --      6.82%
         All contract charges                          --    3,388      $ 66,665      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $16.13       --            --        --     37.04%
         Highest contract charge 1.70% Class A     $18.17       --            --        --     35.60%
         All contract charges                          --    2,395      $ 44,014      0.00%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 0.30% Class B(c)   $16.76       --            --        --     32.91%
         Highest contract charge 1.70% Class B     $34.30       --            --        --     31.12%
         All contract charges                          --    3,322      $ 55,656      0.00%
   2016  Lowest contract charge 1.10% Class B      $10.18       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $26.16       --            --        --     (0.38)%
         All contract charges                          --    2,738      $ 37,437      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $10.16       --            --        --      1.50%
         Highest contract charge 1.70% Class B     $26.26       --            --        --      8.38%
         All contract charges                          --    2,064      $ 29,276      0.00%
   2014  Lowest contract charge 1.20% Class B      $11.23       --            --        --      7.26%
         Highest contract charge 1.70% Class B     $24.23       --            --        --      6.79%
         All contract charges                          --    1,415      $ 19,973      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.47       --            --        --      5.23%
         Highest contract charge 1.70% Class B     $22.69       --            --        --     35.54%
         All contract charges                          --      933      $ 13,678      0.00%
EQ/UBS GROWTH & INCOME
   2017  Lowest contract charge 1.30% Class B      $ 4.35       --            --        --     19.83%
         Highest contract charge 1.70% Class B     $10.24       --            --        --     19.21%
         All contract charges                          --    1,146      $  7,925      0.27%
   2016  Lowest contract charge 1.30% Class B      $ 3.63       --            --        --      8.68%
         Highest contract charge 1.70% Class B     $ 8.59       --            --        --      8.32%
         All contract charges                          --    1,209      $  7,215      0.86%

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
EQ/UBS GROWTH & INCOME (CONTINUED)
   2015  Lowest contract charge 1.30% Class B            $ 3.34       --           --         --     (2.62)%
         Highest contract charge 1.70% Class B           $ 7.93       --           --         --     (3.06)%
         All contract charges                                --    1,120      $ 6,412       0.63%
   2014  Lowest contract charge 1.30% Class B            $ 3.43       --           --         --     12.83%
         Highest contract charge 1.70% Class B           $ 8.18       --           --         --     12.52%
         All contract charges                                --      960      $ 5,733       0.64%
2013(u)  Lowest contract charge 1.30% Class B            $ 3.04       --           --         --     33.92%
         Highest contract charge 1.70% Class B           $ 7.27       --           --         --     33.15%
         All contract charges                                --      870      $ 4,909       1.10%
FEDERATED HIGH INCOME BOND FUND II
   2017  Lowest contract charge 0.30% Service Class      $12.11       --           --         --      6.23%
         Highest contract charge 1.25% Service Class     $11.64       --           --         --      5.24%
         All contract charges                                --    1,670      $19,170       5.96%
   2016  Lowest contract charge 0.30% Service Class      $11.40       --           --         --     14.23%
         Highest contract charge 1.25% Service Class     $11.06       --           --         --     13.09%
         All contract charges                                --    1,353      $14,777       5.05%
   2015  Lowest contract charge 0.30% Service Class      $ 9.98       --           --         --     (3.01)%
         Highest contract charge 1.25% Service Class     $ 9.78       --           --         --     (3.93)%
         All contract charges                                --      950      $ 9,245       4.48%
   2014  Lowest contract charge 0.30% Service Class      $10.29       --           --         --      2.08%
         Highest contract charge 1.25% Service Class     $10.18       --           --         --      1.19%
         All contract charges                                --      523      $ 5,327       2.87%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.06       --           --         --      0.70%
         Highest contract charge 1.25% Service Class(c)  $10.06       --           --         --      0.70%
         All contract charges                                --       11      $   108       0.00%
FEDERATED KAUFMANN FUND II
   2017  Lowest contract charge 0.30% Service Class      $16.07       --           --         --     27.54%
         Highest contract charge 1.25% Service Class     $15.44       --           --         --     26.35%
         All contract charges                                --      517      $ 7,249       0.00%
   2016  Lowest contract charge 0.30% Service Class      $12.60       --           --         --      3.11%
         Highest contract charge 1.25% Service Class     $12.22       --           --         --      2.09%
         All contract charges                                --      369      $ 4,196       0.00%
   2015  Lowest contract charge 0.30% Service Class(c)   $12.22       --           --         --      5.89%
         Highest contract charge 1.25% Service Class     $11.97       --           --         --      4.82%
         All contract charges                                --      309      $ 3,575       0.00%
   2014  Lowest contract charge 1.20% Service Class      $11.42       --           --         --      8.14%
         Highest contract charge 1.25% Service Class     $11.42       --           --         --      8.14%
         All contract charges                                --       66      $   761       0.00%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.56       --           --         --      5.39%
         Highest contract charge 1.25% Service Class(c)  $10.56       --           --         --      5.39%
         All contract charges                                --        1      $     5       0.00%
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2    $17.98       --           --         --     16.91%
         Highest contract charge 1.70% Service Class 2   $17.40       --           --         --     16.47%
         All contract charges                                --       51      $   908       1.12%
   2016  Lowest contract charge 1.30% Service Class 2    $15.38       --           --         --      0.85%
         Highest contract charge 1.70% Service Class 2   $14.94       --           --         --      0.47%
         All contract charges                                --       49      $   742       1.07%
   2015  Lowest contract charge 1.30% Service Class 2    $15.25       --           --         --     (1.49)%
         Highest contract charge 1.70% Service Class 2   $14.87       --           --         --     (1.91)%
         All contract charges                                --       59      $   894       0.95%
   2014  Lowest contract charge 1.30% Service Class 2    $15.48       --           --         --      4.17%
         Highest contract charge 1.70% Service Class 2   $15.16       --           --         --      3.76%
         All contract charges                                --       59      $   926       0.63%
2013(u)  Lowest contract charge 0.65% Service Class 2    $13.05       --           --         --     21.28%
         Highest contract charge 1.70% Service Class 2   $14.61       --           --         --     20.05%
         All contract charges                                --       79      $ 1,146       0.73%

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------
                                                                  UNITS    ACCUMULATION INVESTMENT
                                                        UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                        VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                        ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2   $15.20       --            --        --     21.21%
         Highest contract charge 1.70% Service Class 2  $22.95       --            --        --     19.53%
         All contract charges                               --    8,459      $180,837      0.79%
   2016  Lowest contract charge 0.30% Service Class 2   $12.54       --            --        --      7.36%
         Highest contract charge 1.70% Service Class 2  $19.20       --            --        --      5.90%
         All contract charges                               --    7,832      $142,371      0.64%
   2015  Lowest contract charge 0.30% Service Class 2   $11.68       --            --        --      0.17%
         Highest contract charge 1.70% Service Class 2  $18.13       --            --        --     (1.31)%
         All contract charges                               --    8,028      $139,805      0.93%
   2014  Lowest contract charge 0.30% Service Class 2   $11.66       --            --        --     11.26%
         Highest contract charge 1.70% Service Class 2  $18.37       --            --        --      9.80%
         All contract charges                               --    5,992      $107,411      0.87%
2013(u)  Lowest contract charge 0.65% Service Class 2   $15.10       --            --        --     30.17%
         Highest contract charge 1.70% Service Class 2  $16.73       --            --        --     28.69%
         All contract charges                               --    4,352      $ 73,472      1.00%
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.30       --            --        --     13.31%
         Highest contract charge 1.70% Service Class 2  $13.91       --            --        --     12.91%
         All contract charges                               --       69      $    975      1.35%
   2016  Lowest contract charge 1.30% Service Class 2   $12.62       --            --        --      4.21%
         Highest contract charge 1.70% Service Class 2  $12.32       --            --        --      3.79%
         All contract charges                               --       47      $    598      1.09%
   2015  Lowest contract charge 1.30% Service Class 2   $12.11       --            --        --     (1.78)%
         Highest contract charge 1.70% Service Class 2  $11.87       --            --        --     (2.22)%
         All contract charges                               --       60      $    717      1.52%
   2014  Lowest contract charge 1.30% Service Class 2   $12.33       --            --        --      3.09%
         Highest contract charge 1.70% Service Class 2  $12.14       --            --        --      2.71%
         All contract charges                               --       67      $    825      1.29%
2013(u)  Lowest contract charge 1.30% Service Class 2   $11.96       --            --        --     12.62%
         Highest contract charge 1.70% Service Class 2  $11.82       --            --        --     12.14%
         All contract charges                               --       77      $    904      1.56%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.71       --            --        --     14.74%
         Highest contract charge 1.70% Service Class 2  $14.30       --            --        --     14.31%
         All contract charges                               --       84      $  1,227      1.36%
   2016  Lowest contract charge 1.30% Service Class 2   $12.82       --            --        --      4.48%
         Highest contract charge 1.70% Service Class 2  $12.51       --            --        --      3.99%
         All contract charges                               --       82      $  1,045      1.14%
   2015  Lowest contract charge 1.30% Service Class 2   $12.27       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2  $12.03       --            --        --     (2.20)%
         All contract charges                               --       95      $  1,162      2.06%
   2014  Lowest contract charge 1.30% Service Class 2   $12.49       --            --        --      3.22%
         Highest contract charge 1.65% Service Class 2  $12.32       --            --        --      2.84%
         All contract charges                               --       56      $    702      1.34%
2013(u)  Lowest contract charge 1.30% Service Class 2   $12.10       --            --        --     14.15%
         Highest contract charge 1.65% Service Class 2  $11.98       --            --        --     13.77%
         All contract charges                               --       62      $    747      1.60%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $15.44       --            --        --     16.00%
         Highest contract charge 1.65% Service Class 2  $15.07       --            --        --     15.66%
         All contract charges                               --       89      $  1,367      1.26%
   2016  Lowest contract charge 1.30% Service Class 2   $13.31       --            --        --      4.64%
         Highest contract charge 1.65% Service Class 2  $13.03       --            --        --      4.24%
         All contract charges                               --       92      $  1,210      1.40%

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 1.30% Service Class 2     $12.72       --            --        --     (1.78)%
         Highest contract charge 1.65% Service Class 2    $12.50       --            --        --     (2.11)%
         All contract charges                                 --       78      $    981      1.61%
   2014  Lowest contract charge 1.30% Service Class 2     $12.95       --            --        --      3.43%
         Highest contract charge 1.65% Service Class 2    $12.77       --            --        --      3.07%
         All contract charges                                 --       70      $    916      1.39%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.52       --            --        --     18.22%
         Highest contract charge 1.65% Service Class 2    $12.39       --            --        --     17.78%
         All contract charges                                 --       73      $    907      1.85%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2     $16.04       --            --        --     19.08%
         Highest contract charge 1.70% Service Class 2    $15.60       --            --        --     18.63%
         All contract charges                                 --       62      $  1,002      1.13%
   2016  Lowest contract charge 1.30% Service Class 2     $13.47       --            --        --      4.99%
         Highest contract charge 1.70% Service Class 2    $13.15       --            --        --      4.61%
         All contract charges                                 --       66      $    895      1.26%
   2015  Lowest contract charge 1.30% Service Class 2     $12.83       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2    $12.57       --            --        --     (2.26)%
         All contract charges                                 --       65      $    839      1.45%
   2014  Lowest contract charge 1.30% Service Class 2     $13.06       --            --        --      3.32%
         Highest contract charge 1.70% Service Class 2    $12.86       --            --        --      2.96%
         All contract charges                                 --       64      $    840      1.76%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.64       --            --        --     19.81%
         Highest contract charge 1.65% Service Class 2    $12.51       --            --        --     19.37%
         All contract charges                                 --       49      $    614      1.73%
FIDELITY(R) VIP MID CAP PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $14.64       --            --        --     20.20%
         Highest contract charge 1.70% Service Class 2    $22.26       --            --        --     18.53%
         All contract charges                                 --    4,323      $ 87,138      0.50%
   2016  Lowest contract charge 0.30% Service Class 2     $12.18       --            --        --     11.54%
         Highest contract charge 1.70% Service Class 2    $18.78       --            --        --     10.02%
         All contract charges                                 --    3,955      $ 68,757      0.33%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.92       --            --        --     (1.89)%
         Highest contract charge 1.70% Service Class 2    $17.07       --            --        --     (3.34)%
         All contract charges                                 --    3,700      $ 59,517      0.28%
   2014  Lowest contract charge 0.65% Service Class 2     $14.56       --            --        --      5.35%
         Highest contract charge 1.70% Service Class 2    $17.66       --            --        --      4.25%
         All contract charges                                 --    2,761      $ 47,363      0.02%
2013(u)  Lowest contract charge 0.65% Service Class 2     $13.82       --            --        --     34.96%
         Highest contract charge 1.70% Service Class 2    $16.94       --            --        --     33.60%
         All contract charges                                 --    1,859      $ 31,753      0.33%
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $11.59       --            --        --      7.31%
         Highest contract charge 1.70% Service Class 2    $13.06       --            --        --      5.75%
         All contract charges                                 --    9,253      $116,085      3.27%
   2016  Lowest contract charge 0.30% Service Class 2     $10.80       --            --        --      7.68%
         Highest contract charge 1.70% Service Class 2    $12.35       --            --        --      6.19%
         All contract charges                                 --    7,661      $ 91,574      3.83%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.03       --            --        --     (2.24)%
         Highest contract charge 1.70% Service Class 2    $11.63       --            --        --     (3.65)%
         All contract charges                                 --    6,084      $ 68,880      2.91%
   2014  Lowest contract charge 0.65% Service Class 2     $11.35       --            --        --      2.71%
         Highest contract charge 1.70% Service Class 2    $12.07       --            --        --      1.68%
         All contract charges                                 --    4,647      $ 54,833      3.55%
2013(u)  Lowest contract charge 1.30% Service Class 2(c)  $ 9.94       --            --        --     (0.10)%
         Highest contract charge 1.70% Service Class 2    $11.87       --            --        --     (1.66)%
         All contract charges                                 --    3,045      $ 36,493      4.28%

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $10.67       --           --         --      4.81%
         Highest contract charge 1.70% Class I Shares     $10.80       --           --         --      4.25%
         All contract charges                                 --      368      $ 4,001       2.83%
   2016  Lowest contract charge 1.10% Class I Shares      $10.18       --           --         --      8.07%
         Highest contract charge 1.70% Class I Shares     $10.36       --           --         --      7.47%
         All contract charges                                 --      274      $ 2,852       2.29%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.42       --           --         --     (5.23)%
         Highest contract charge 1.70% Class I Shares     $ 9.64       --           --         --     (4.84)%
         All contract charges                                 --      235      $ 2,284       2.74%
   2014  Lowest contract charge 1.20% Class I Shares(e)   $10.16       --           --         --      2.11%
         Highest contract charge 1.70% Class I Shares(e)  $10.13       --           --         --      1.81%
         All contract charges                                 --       54      $   558       1.33%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $12.13       --           --         --     12.31%
         Highest contract charge 1.70% Class I Shares     $14.91       --           --         --     11.52%
         All contract charges                                 --    3,503      $50,335       1.34%
   2016  Lowest contract charge 1.10% Class I Shares      $10.80       --           --         --     10.43%
         Highest contract charge 1.70% Class I Shares     $13.37       --           --         --      9.86%
         All contract charges                                 --    2,929      $38,062       1.13%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.78       --           --         --     (1.91)%
         Highest contract charge 1.70% Class I Shares     $12.17       --           --         --     (1.62)%
         All contract charges                                 --    1,665      $19,927       2.64%
   2014  Lowest contract charge 1.20% Class I Shares      $11.01       --           --         --      8.69%
         Highest contract charge 1.70% Class I Shares     $12.37       --           --         --      8.13%
         All contract charges                                 --      795      $ 9,688       0.96%
   2013  Lowest contract charge 1.20% Class I Shares(c)   $10.13       --           --         --      1.10%
         Highest contract charge 1.70% Class I Shares     $11.44       --           --         --     10.85%
         All contract charges                                 --      324      $ 3,696       1.72%
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
   2017  Lowest contract charge 1.10% Class 2(i)          $11.06       --           --         --     10.71%
         Highest contract charge 1.70% Class 2            $16.12       --           --         --     10.03%
         All contract charges                                 --    1,402      $21,003       2.68%
   2016  Lowest contract charge 0.65% Class 2             $14.87       --           --         --     12.40%
         Highest contract charge 1.70% Class 2            $14.65       --           --         --     11.32%
         All contract charges                                 --    1,369      $18,653       3.98%
   2015  Lowest contract charge 0.65% Class 2             $13.23       --           --         --     (6.83)%
         Highest contract charge 1.70% Class 2            $13.16       --           --         --     (7.84)%
         All contract charges                                 --    1,405      $17,143       2.85%
   2014  Lowest contract charge 0.65% Class 2             $14.20       --           --         --      2.23%
         Highest contract charge 1.70% Class 2            $14.28       --           --         --      1.13%
         All contract charges                                 --    1,440      $19,384       2.72%
2013(u)  Lowest contract charge 1.20% Class 2(c)          $10.23       --           --         --      1.49%
         Highest contract charge 1.70% Class 2            $14.12       --           --         --     21.62%
         All contract charges                                 --      641      $ 9,134      11.93%
FRANKLIN INCOME VIP FUND
   2017  Lowest contract charge 0.30% Class 2(c)          $12.23       --           --         --      9.39%
         Highest contract charge 1.70% Class 2            $15.35       --           --         --      7.79%
         All contract charges                                 --    6,702      $92,902       4.12%
   2016  Lowest contract charge 0.65% Class 2             $14.18       --           --         --     13.26%
         Highest contract charge 1.70% Class 2            $14.24       --           --         --     12.13%
         All contract charges                                 --    6,365      $82,729       4.86%
   2015  Lowest contract charge 0.65% Class 2             $12.52       --           --         --     (7.60)%
         Highest contract charge 1.70% Class 2            $12.70       --           --         --     (8.63)%
         All contract charges                                 --    6,154      $72,293       4.74%

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
FRANKLIN INCOME VIP FUND (CONTINUED)
   2014  Lowest contract charge 0.65% Class 2      $13.55       --           --         --      3.91%
         Highest contract charge 1.70% Class 2     $13.90       --           --         --      2.81%
         All contract charges                          --    5,180      $66,764       4.72%
2013(u)  Lowest contract charge 1.30% Class 2      $13.04       --           --         --     13.19%
         Highest contract charge 1.70% Class 2     $13.52       --           --         --     12.01%
         All contract charges                          --    2,211      $29,986       5.98%
FRANKLIN MUTUAL SHARES VIP FUND
   2017  Lowest contract charge 1.10% Class 2      $11.10       --           --         --      7.14%
         Highest contract charge 1.70% Class 2     $17.62       --           --         --      6.53%
         All contract charges                          --      877      $14,585       2.25%
   2016  Lowest contract charge 1.10% Class 2      $10.36       --           --         --     14.86%
         Highest contract charge 1.70% Class 2     $16.54       --           --         --     14.07%
         All contract charges                          --      858      $13,696       2.06%
   2015  Lowest contract charge 1.10% Class 2(i)   $ 9.02       --           --         --     (9.71)%
         Highest contract charge 1.70% Class 2     $14.50       --           --         --     (6.51)%
         All contract charges                          --      898      $12,751       3.14%
   2014  Lowest contract charge 1.20% Class 2      $10.92       --           --         --      5.81%
         Highest contract charge 1.70% Class 2     $15.51       --           --         --      5.30%
         All contract charges                          --      869      $13,443       2.07%
2013(u)  Lowest contract charge 1.20% Class 2(c)   $10.32       --           --         --      2.18%
         Highest contract charge 1.70% Class 2     $14.73       --           --         --     26.11%
         All contract charges                          --      730      $10,864       2.26%
FRANKLIN RISING DIVIDENDS VIP FUND
   2017  Lowest contract charge 0.30% Class 2      $14.95       --           --         --     20.18%
         Highest contract charge 1.70% Class 2     $16.32       --           --         --     18.52%
         All contract charges                          --    5,167      $81,438       1.53%
   2016  Lowest contract charge 0.30% Class 2      $12.44       --           --         --     15.72%
         Highest contract charge 1.70% Class 2     $13.77       --           --         --     14.08%
         All contract charges                          --    4,789      $64,083       1.34%
   2015  Lowest contract charge 0.30% Class 2      $10.75       --           --         --     (3.93)%
         Highest contract charge 1.70% Class 2     $12.07       --           --         --     (5.26)%
         All contract charges                          --    3,813      $44,928       1.44%
   2014  Lowest contract charge 0.30% Class 2      $11.19       --           --         --      8.43%
         Highest contract charge 1.70% Class 2     $12.74       --           --         --      6.88%
         All contract charges                          --    3,177      $39,577       1.29%
   2013  Lowest contract charge 1.20% Class 2(c)   $10.31       --           --         --      1.78%
         Highest contract charge 1.70% Class 2(a)  $11.92       --           --         --     18.61%
         All contract charges                          --    1,457      $17,336       0.56%
FRANKLIN STRATEGIC INCOME VIP FUND
   2017  Lowest contract charge 0.65% Class 2      $12.52       --           --         --      3.81%
         Highest contract charge 1.70% Class 2     $12.96       --           --         --      2.78%
         All contract charges                          --    4,596      $60,976       2.93%
   2016  Lowest contract charge 0.65% Class 2      $12.06       --           --         --      7.30%
         Highest contract charge 1.70% Class 2     $12.61       --           --         --      6.14%
         All contract charges                          --    4,605      $59,238       3.41%
   2015  Lowest contract charge 0.65% Class 2      $11.24       --           --         --     (4.50)%
         Highest contract charge 1.70% Class 2     $11.88       --           --         --     (5.49)%
         All contract charges                          --    4,649      $56,137       6.46%
   2014  Lowest contract charge 1.30% Class 2      $12.84       --           --         --      0.55%
         Highest contract charge 1.70% Class 2     $12.57       --           --         --      0.16%
         All contract charges                          --    4,121      $52,504       5.75%
2013(u)  Lowest contract charge 1.30% Class 2      $12.77       --           --         --      2.00%
         Highest contract charge 1.70% Class 2     $12.55       --           --         --      1.54%
         All contract charges                          --    2,705      $34,333       6.10%

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
GOLDMAN SACHS VIT MID CAP VALUE FUND
   2017  Lowest contract charge 1.30% Service Shares(a)  $22.16       --           --         --       9.38%
         Highest contract charge 1.70% Service Shares    $21.44       --           --         --       8.94%
         All contract charges                                --    1,396      $30,643       0.48%
   2016  Lowest contract charge 0.65% Service Shares     $17.23       --           --         --      12.54%
         Highest contract charge 1.70% Service Shares    $19.68       --           --         --      11.38%
         All contract charges                                --    1,568      $31,462       1.14%
   2015  Lowest contract charge 0.65% Service Shares     $15.31       --           --         --     (10.10)%
         Highest contract charge 1.70% Service Shares    $17.67       --           --         --     (11.07)%
         All contract charges                                --    1,675      $30,099       0.12%
   2014  Lowest contract charge 0.65% Service Shares     $17.03       --           --         --      12.56%
         Highest contract charge 1.70% Service Shares    $19.87       --           --         --      11.38%
         All contract charges                                --    1,494      $30,097       0.90%
2013(u)  Lowest contract charge 0.65% Service Shares     $15.13       --           --         --      31.68%
         Highest contract charge 1.70% Service Shares    $17.84       --           --         --      30.31%
         All contract charges                                --    1,090      $19,669       0.74%
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
   2017  Lowest contract charge 0.30% Common Shares      $10.54       --           --         --       8.44%
         Highest contract charge 1.70% Common Shares     $ 7.52       --           --         --       6.82%
         All contract charges                                --      323      $ 2,866       1.44%
   2016  Lowest contract charge 0.30% Common Shares(c)   $ 9.72       --           --         --     (15.03)%
         Highest contract charge 1.70% Common Shares     $ 7.04       --           --         --     (16.19)%
         All contract charges                                --      292      $ 2,432       3.96%
   2015  Lowest contract charge 1.10% Common Shares(i)   $ 9.28       --           --         --      (5.50)%
         Highest contract charge 1.70% Common Shares     $ 8.40       --           --         --      (3.23)%
         All contract charges                                --      206      $ 2,030       2.39%
   2014  Lowest contract charge 1.20% Common Shares      $11.53       --           --         --      10.65%
         Highest contract charge 1.70% Common Shares     $ 8.68       --           --         --      10.15%
         All contract charges                                --      122      $ 1,204       0.00%
2013(u)  Lowest contract charge 1.20% Common Shares(c)   $10.42       --           --         --       3.17%
         Highest contract charge 1.70% Common Shares     $ 7.88       --           --         --       0.90%
         All contract charges                                --       75      $   604       0.00%
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
   2017  Lowest contract charge 1.30% Common Shares      $ 9.86       --           --         --       2.39%
         Highest contract charge 1.70% Common Shares     $ 9.59       --           --         --       1.91%
         All contract charges                                --       70      $   686       0.00%
   2016  Lowest contract charge 1.30% Common Shares      $ 9.63       --           --         --      (1.83)%
         Highest contract charge 1.70% Common Shares     $ 9.41       --           --         --      (2.18)%
         All contract charges                                --       92      $   882       0.10%
   2015  Lowest contract charge 1.30% Common Shares      $ 9.81       --           --         --       0.51%
         Highest contract charge 1.70% Common Shares     $ 9.62       --           --         --       0.21%
         All contract charges                                --       93      $   901       0.66%
   2014  Lowest contract charge 1.30% Common Shares      $ 9.76       --           --         --       3.28%
         Highest contract charge 1.70% Common Shares     $ 9.60       --           --         --       2.78%
         All contract charges                                --       84      $   814       0.00%
2013(u)  Lowest contract charge 1.30% Common Shares      $ 9.45       --           --         --       0.43%
         Highest contract charge 1.70% Common Shares     $ 9.34       --           --         --         --
         All contract charges                                --       81      $   768       0.00%
HARTFORD CAPITAL APPRECIATION HLS FUND
   2017  Lowest contract charge 0.30% Class IC           $12.96       --           --         --      21.12%
         Highest contract charge 1.70% Class IC          $12.32       --           --         --      19.38%
         All contract charges                                --    1,420      $17,578       0.73%
   2016  Lowest contract charge 0.30% Class IC           $10.70       --           --         --       4.70%
         Highest contract charge 1.70% Class IC          $10.32       --           --         --       3.30%
         All contract charges                                --    1,214      $12,577       0.74%

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
HARTFORD CAPITAL APPRECIATION HLS FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class IC(e)    $10.22       --           --         --      0.20%
         Highest contract charge 1.70% Class IC      $ 9.99       --           --         --     (1.19)%
         All contract charges                            --      977      $ 9,786       0.97%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.14       --           --         --      1.91%
         Highest contract charge 1.70% Class IC(e)   $10.11       --           --         --      1.61%
         All contract charges                            --      171      $ 1,727       1.82%
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2017  Lowest contract charge 1.10% Class IC(i)    $12.71       --           --         --     28.38%
         Highest contract charge 1.70% Class IC      $14.62       --           --         --     27.57%
         All contract charges                            --    2,348      $34,021       0.00%
   2016  Lowest contract charge 0.30% Class IC       $11.88       --           --         --     (1.33)%
         Highest contract charge 1.70% Class IC      $11.46       --           --         --     (2.63)%
         All contract charges                            --    2,249      $25,515       0.26%
   2015  Lowest contract charge 0.30% Class IC(e)    $12.04       --           --         --     10.87%
         Highest contract charge 1.70% Class IC      $11.77       --           --         --      9.29%
         All contract charges                            --    1,740      $20,369       0.00%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.80       --           --         --      8.22%
         Highest contract charge 1.70% Class IC(e)   $10.77       --           --         --      7.92%
         All contract charges                            --      149      $ 1,604       0.06%
INVESCO V.I. AMERICAN FRANCHISE FUND
   2017  Lowest contract charge 1.30% Series II      $26.42       --           --         --     25.39%
         Highest contract charge 1.70% Series II     $25.56       --           --         --     24.87%
         All contract charges                            --       19      $   504       0.00%
   2016  Lowest contract charge 1.30% Series II      $21.07       --           --         --      0.67%
         Highest contract charge 1.70% Series II     $20.47       --           --         --      0.29%
         All contract charges                            --       22      $   461       0.00%
   2015  Lowest contract charge 1.30% Series II      $20.93       --           --         --      3.41%
         Highest contract charge 1.70% Series II     $20.41       --           --         --      2.98%
         All contract charges                            --       42      $   869       0.00%
   2014  Lowest contract charge 1.30% Series II      $20.24       --           --         --      6.75%
         Highest contract charge 1.70% Series II     $19.82       --           --         --      6.33%
         All contract charges                            --       23      $   441       0.00%
2013(u)  Lowest contract charge 1.30% Series II      $18.96       --           --         --     37.99%
         Highest contract charge 1.70% Series II     $18.64       --           --         --     37.36%
         All contract charges                            --       54      $ 1,013       0.19%
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
   2017  Lowest contract charge 1.10% Series II      $10.91       --           --         --      8.67%
         Highest contract charge 1.25% Series II     $11.56       --           --         --      8.54%
         All contract charges                            --      932      $10,547       3.79%
   2016  Lowest contract charge 1.10% Series II      $10.04       --           --         --     10.21%
         Highest contract charge 1.25% Series II     $10.65       --           --         --     10.13%
         All contract charges                            --      852      $ 8,910       0.21%
   2015  Lowest contract charge 1.10% Series II(i)   $ 9.11       --           --         --     (7.14)%
         Highest contract charge 1.25% Series II     $ 9.67       --           --         --     (5.66)%
         All contract charges                            --      492      $ 4,743       4.19%
   2014  Lowest contract charge 1.20% Series II      $10.25       --           --         --      4.38%
         Highest contract charge 1.25% Series II     $10.25       --           --         --      4.38%
         All contract charges                            --      285      $ 2,918       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $ 9.82       --           --         --     (0.61)%
         Highest contract charge 1.25% Series II(c)  $ 9.82       --           --         --     (0.61)%
         All contract charges                            --       46      $   448       0.00%

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
   2017  Lowest contract charge 0.65% Series II      $21.54       --           --         --       7.65%
         Highest contract charge 1.70% Series II     $18.43       --           --         --       6.47%
         All contract charges                            --    3,809      $78,587       1.53%
   2016  Lowest contract charge 0.65% Series II(c)   $20.01       --           --         --      13.76%
         Highest contract charge 1.70% Series II     $17.31       --           --         --      12.62%
         All contract charges                            --    3,584      $68,919       1.28%
   2015  Lowest contract charge 1.30% Series II      $17.67       --           --         --       0.51%
         Highest contract charge 1.70% Series II     $15.37       --           --         --       0.07%
         All contract charges                            --    2,212      $37,467       1.79%
   2014  Lowest contract charge 1.30% Series II      $17.58       --           --         --      11.05%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      10.66%
         All contract charges                            --      965      $16,416       1.62%
2013(u)  Lowest contract charge 1.30% Series II      $15.83       --           --         --      29.12%
         Highest contract charge 1.70% Series II     $13.88       --           --         --      28.52%
         All contract charges                            --      674      $10,334       2.45%
INVESCO V.I. EQUITY AND INCOME FUND
   2017  Lowest contract charge 1.30 % Series II     $11.86       --           --         --       9.31%
         Highest contract charge 1.70% Series II     $11.72       --           --         --       8.92%
         All contract charges                            --    1,267      $15,012       1.61%
   2016  Lowest contract charge 1.30 % Series II     $10.85       --           --         --      13.38%
         Highest contract charge 1.70% Series II     $10.76       --           --         --      12.91%
         All contract charges                            --      866      $ 9,383       1.84%
   2015  Lowest contract charge 1.30 % Series II(g)  $ 9.57       --           --         --      (4.49)%
         Highest contract charge 1.70% Series II(g)  $ 9.53       --           --         --      (4.89)%
         All contract charges                            --      462      $ 4,421       3.43%
INVESCO V.I. GLOBAL HEALTH CARE FUND
   2017  Lowest contract charge 1.10% Series II(i)   $ 9.37       --           --         --      14.27%
         Highest contract charge 1.25% Series II     $12.65       --           --         --      14.17%
         All contract charges                            --      391      $ 4,408       0.09%
   2016  Lowest contract charge 0.30% Series II      $11.42       --           --         --     (11.95)%
         Highest contract charge 1.25% Series II     $11.08       --           --         --     (12.82)%
         All contract charges                            --      337      $ 3,381       0.00%
   2015  Lowest contract charge 0.30% Series II(c)   $12.97       --           --         --       2.53%
         Highest contract charge 1.25% Series II     $12.71       --           --         --       1.60%
         All contract charges                            --      290      $ 3,491       0.00%
   2014  Lowest contract charge 1.20% Series II      $12.51       --           --         --      17.91%
         Highest contract charge 1.25% Series II     $12.51       --           --         --      17.91%
         All contract charges                            --       83      $ 1,035       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $10.61       --           --         --       4.53%
         Highest contract charge 1.25% Series II(c)  $10.61       --           --         --       4.53%
         All contract charges                            --       --      $     2       0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
   2017  Lowest contract charge 0.30% Series II      $12.16       --           --         --      12.38%
         Highest contract charge 1.70% Series II     $16.45       --           --         --      10.77%
         All contract charges                            --    4,991      $79,140       3.07%
   2016  Lowest contract charge 0.30% Series II      $10.82       --           --         --       1.60%
         Highest contract charge 1.70% Series II     $14.85       --           --         --       0.13%
         All contract charges                            --    5,207      $74,983       1.42%
   2015  Lowest contract charge 0.30% Series II(c)   $10.65       --           --         --      (2.11)%
         Highest contract charge 1.70% Series II     $14.83       --           --         --      (3.45)%
         All contract charges                            --    5,226      $75,807       3.43%
   2014  Lowest contract charge 0.65% Series II      $13.21       --           --         --      13.59%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      12.45%
         All contract charges                            --    4,488      $68,108       1.53%
2013(u)  Lowest contract charge 0.65% Series II      $11.63       --           --         --       1.84%
         Highest contract charge 1.70% Series II     $13.66       --           --         --       0.66%
         All contract charges                            --    3,351      $46,150       4.09%

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
INVESCO V.I. HIGH YIELD FUND
   2017  Lowest contract charge 0.30% Series II   $11.54       --           --         --      5.77%
         Highest contract charge 1.70% Series II  $12.56       --           --         --      4.32%
         All contract charges                         --    3,407      $41,395       3.97%
   2016  Lowest contract charge 0.30% Series II   $10.91       --           --         --     10.54%
         Highest contract charge 1.70% Series II  $12.04       --           --         --      8.96%
         All contract charges                         --    3,324      $38,848       4.14%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (3.71)%
         Highest contract charge 1.70% Series II  $11.05       --           --         --     (4.99)%
         All contract charges                         --    2,968      $31,929       5.68%
   2014  Lowest contract charge 0.30% Series II   $10.25       --           --         --      1.28%
         Highest contract charge 1.70% Series II  $11.63       --           --         --     (0.17)%
         All contract charges                         --    2,245      $25,344       5.18%
2013(u)  Lowest contract charge 0.65% Series II   $12.31       --           --         --      6.12%
         Highest contract charge 1.70% Series II  $11.65       --           --         --      4.95%
         All contract charges                         --    1,141      $13,370       5.59%
INVESCO V.I. INTERNATIONAL GROWTH FUND
   2017  Lowest contract charge 0.30% Series II   $11.96       --           --         --     22.42%
         Highest contract charge 1.70% Series II  $15.21       --           --         --     20.62%
         All contract charges                         --    3,631      $52,842       1.27%
   2016  Lowest contract charge 0.30% Series II   $ 9.77       --           --         --     (1.01)%
         Highest contract charge 1.70% Series II  $12.61       --           --         --     (2.32)%
         All contract charges                         --    3,542      $43,251       1.19%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (2.95)%
         Highest contract charge 1.70% Series II  $12.91       --           --         --     (4.30)%
         All contract charges                         --    3,333      $42,225       1.35%
   2014  Lowest contract charge 0.30% Series II   $10.17       --           --         --     (0.20)%
         Highest contract charge 1.70% Series II  $13.49       --           --         --     (1.60)%
         All contract charges                         --    2,657      $35,667       1.51%
2013(u)  Lowest contract charge 0.65% Series II   $12.41       --           --         --     17.97%
         Highest contract charge 1.70% Series II  $13.71       --           --         --     16.68%
         All contract charges                         --    1,890      $26,203       1.12%
INVESCO V.I. MID CAP CORE EQUITY FUND
   2017  Lowest contract charge 1.30% Series II   $18.30       --           --         --     13.17%
         Highest contract charge 1.70% Series II  $17.71       --           --         --     12.73%
         All contract charges                         --      707      $12,870       0.32%
   2016  Lowest contract charge 1.30% Series II   $16.17       --           --         --     11.67%
         Highest contract charge 1.70% Series II  $15.71       --           --         --     11.26%
         All contract charges                         --      725      $11,669       0.00%
   2015  Lowest contract charge 1.30% Series II   $14.48       --           --         --     (5.48)%
         Highest contract charge 1.70% Series II  $14.12       --           --         --     (5.93)%
         All contract charges                         --      695      $10,011       0.11%
   2014  Lowest contract charge 1.30% Series II   $15.32       --           --         --      2.75%
         Highest contract charge 1.70% Series II  $15.01       --           --         --      2.39%
         All contract charges                         --      611      $ 9,314       0.00%
2013(u)  Lowest contract charge 1.30% Series II   $14.91       --           --         --     26.79%
         Highest contract charge 1.70% Series II  $14.66       --           --         --     26.27%
         All contract charges                         --      466      $ 6,922       0.56%
INVESCO V.I. SMALL CAP EQUITY FUND
   2017  Lowest contract charge 1.10% Series II   $11.10       --           --         --     12.46%
         Highest contract charge 1.70% Series II  $22.50       --           --         --     11.77%
         All contract charges                         --      979      $18,905       0.00%
   2016  Lowest contract charge 1.10% Series II   $ 9.87       --           --         --     10.65%
         Highest contract charge 1.70% Series II  $20.13       --           --         --      9.94%
         All contract charges                         --      879      $15,414       0.00%

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
   2015  Lowest contract charge 1.10% Series II(i)  $ 8.92       --           --         --     (10.62)%
         Highest contract charge 1.70% Series II    $18.31       --           --         --      (7.34)%
         All contract charges                           --      712      $11,807       0.00%
   2014  Lowest contract charge 1.20% Series II     $10.60       --           --         --       0.86%
         Highest contract charge 1.70% Series II    $19.76       --           --         --       0.36%
         All contract charges                           --      452      $ 8,456       0.00%
2013(u)  Lowest contract charge 1.25% Series II(c)  $10.51       --           --         --       5.10%
         Highest contract charge 1.70% Series II    $19.69       --           --         --      34.77%
         All contract charges                           --      324      $ 6,436       0.00%
IVY VIP ASSET STRATEGY
   2017  Lowest contract charge 0.30% Class II      $10.42       --           --         --      18.01%
         Highest contract charge 1.70% Class II     $12.09       --           --         --      16.25%
         All contract charges                           --    3,109      $36,395       1.55%
   2016  Lowest contract charge 0.30% Class II      $ 8.83       --           --         --      (2.86)%
         Highest contract charge 1.70% Class II     $10.40       --           --         --      (4.24)%
         All contract charges                           --    3,505      $35,326       0.59%
   2015  Lowest contract charge 0.30% Class II      $ 9.09       --           --         --      (8.64)%
         Highest contract charge 1.70% Class II     $10.86       --           --         --      (9.88)%
         All contract charges                           --    4,224      $44,441       0.37%
   2014  Lowest contract charge 0.30% Class II      $ 9.95       --           --         --      (5.60)%
         Highest contract charge 1.70% Class II     $12.05       --           --         --      (6.88)%
         All contract charges                           --    4,546      $53,506       0.48%
2013(u)  Lowest contract charge 1.20% Class II      $10.52       --           --         --       4.26%
         Highest contract charge 1.70% Class II     $12.94       --           --         --      23.00%
         All contract charges                           --    3,070      $39,895       1.31%
IVY VIP DIVIDEND OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class II      $19.78       --           --         --      14.07%
         Highest contract charge 1.70% Class II     $19.14       --           --         --      13.59%
         All contract charges                           --      820      $16,052       1.27%
   2016  Lowest contract charge 0.65% Class II      $16.26       --           --         --       6.21%
         Highest contract charge 1.70% Class II     $16.85       --           --         --       5.12%
         All contract charges                           --      895      $15,365       1.24%
   2015  Lowest contract charge 0.65% Class II      $15.31       --           --         --      (2.67)%
         Highest contract charge 1.70% Class II     $16.03       --           --         --      (3.67)%
         All contract charges                           --      991      $16,126       1.30%
   2014  Lowest contract charge 0.65% Class II      $15.73       --           --         --       9.16%
         Highest contract charge 1.70% Class II     $16.64       --           --         --       7.91%
         All contract charges                           --      967      $16,300       1.14%
2013(u)  Lowest contract charge 0.65% Class II      $14.41       --           --         --      28.78%
         Highest contract charge 1.70% Class II     $15.42       --           --         --      27.44%
         All contract charges                           --      887      $13,810       1.56%
IVY VIP ENERGY
   2017  Lowest contract charge 1.10% Class II(i)   $ 8.04       --           --         --     (13.64)%
         Highest contract charge 1.70% Class II     $10.57       --           --         --     (14.13)%
         All contract charges                           --    3,550      $35,655       0.76%
   2016  Lowest contract charge 0.65% Class II      $11.79       --           --         --      33.67%
         Highest contract charge 1.70% Class II     $12.31       --           --         --      32.22%
         All contract charges                           --    3,596      $42,229       0.14%
   2015  Lowest contract charge 0.65% Class II      $ 8.82       --           --         --     (22.63)%
         Highest contract charge 1.70% Class II     $ 9.31       --           --         --     (23.44)%
         All contract charges                           --    3,236      $28,438       0.06%
   2014  Lowest contract charge 0.65% Class II      $11.40       --           --         --     (11.15)%
         Highest contract charge 1.70% Class II     $12.16       --           --         --     (12.08)%
         All contract charges                           --    2,545      $29,366       0.00%
2013(u)  Lowest contract charge 0.65% Class II      $12.83       --           --         --      26.90%
         Highest contract charge 1.70% Class II     $13.83       --           --         --      25.50%
         All contract charges                           --    1,483      $20,610       0.00%

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
IVY VIP HIGH INCOME
   2017  Lowest contract charge 0.65% Class II      $15.70       --            --        --       6.01%
         Highest contract charge 1.70% Class II     $16.80       --            --        --       4.87%
         All contract charges                           --    7,727      $132,738      5.47%
   2016  Lowest contract charge 0.65% Class II      $14.81       --            --        --      15.43%
         Highest contract charge 1.70% Class II     $16.02       --            --        --      14.27%
         All contract charges                           --    7,514      $122,654      7.31%
   2015  Lowest contract charge 0.65% Class II      $12.83       --            --        --      (7.16)%
         Highest contract charge 1.70% Class II     $14.02       --            --        --      (8.13)%
         All contract charges                           --    7,607      $108,371      6.07%
   2014  Lowest contract charge 0.65% Class II      $13.82       --            --        --       1.25%
         Highest contract charge 1.70% Class II     $15.26       --            --        --       0.20%
         All contract charges                           --    7,208      $111,378      4.62%
2013(u)  Lowest contract charge 0.65% Class II      $13.65       --            --        --       9.81%
         Highest contract charge 1.70% Class II     $15.23       --            --        --       8.63%
         All contract charges                           --    5,192      $ 79,871      4.69%
IVY VIP MICRO CAP GROWTH
   2017  Lowest contract charge 0.30% Class II      $11.78       --            --        --       8.47%
         Highest contract charge 1.25% Class II     $11.32       --            --        --       7.50%
         All contract charges                           --      311      $  3,455      0.00%
   2016  Lowest contract charge 0.30% Class II      $10.86       --            --        --      13.01%
         Highest contract charge 1.25% Class II     $10.53       --            --        --      11.90%
         All contract charges                           --      260      $  2,707      0.00%
   2015  Lowest contract charge 0.30% Class II      $ 9.61       --            --        --      (9.43)%
         Highest contract charge 1.25% Class II     $ 9.41       --            --        --     (10.30)%
         All contract charges                           --      207      $  1,938      0.00%
   2014  Lowest contract charge 0.30% Class II      $10.61       --            --        --      (2.03)%
         Highest contract charge 1.25% Class II     $10.49       --            --        --      (3.05)%
         All contract charges                           --      147      $  1,549      0.00%
   2013  Lowest contract charge 1.20% Class II(c)   $10.82       --            --        --       8.09%
         Highest contract charge 1.25% Class II(c)  $10.82       --            --        --       8.09%
         All contract charges                           --        8      $     93      0.00%
IVY VIP MID CAP GROWTH
   2017  Lowest contract charge 0.65% Class II      $20.66       --            --        --      26.13%
         Highest contract charge 1.70% Class II     $24.00       --            --        --      24.74%
         All contract charges                           --    2,239      $ 55,078      0.00%
   2016  Lowest contract charge 1.30% Class II      $19.81       --            --        --       4.76%
         Highest contract charge 1.70% Class II     $19.24       --            --        --       4.28%
         All contract charges                           --    2,262      $ 44,465      0.00%
   2015  Lowest contract charge 1.30% Class II      $18.91       --            --        --      (7.03)%
         Highest contract charge 1.70% Class II     $18.45       --            --        --      (7.38)%
         All contract charges                           --    2,295      $ 43,085      0.00%
   2014  Lowest contract charge 1.30% Class II      $20.34       --            --        --       6.49%
         Highest contract charge 1.70% Class II     $19.92       --            --        --       6.07%
         All contract charges                           --    2,021      $ 40,843      0.00%
2013(u)  Lowest contract charge 1.30% Class II      $19.10       --            --        --      28.27%
         Highest contract charge 1.70% Class II     $18.78       --            --        --      27.67%
         All contract charges                           --    1,632      $ 31,006      0.00%
IVY VIP NATURAL RESOURCES
   2017  Lowest contract charge 0.65% Class II      $ 7.90       --            --        --       2.33%
         Highest contract charge 1.70% Class II     $ 7.84       --            --        --       1.29%
         All contract charges                           --    1,323      $ 10,612      0.14%
   2016  Lowest contract charge 0.65% Class II      $ 7.72       --            --        --      22.93%
         Highest contract charge 1.70% Class II     $ 7.74       --            --        --      21.70%
         All contract charges                           --    1,403      $ 11,070      0.70%

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
IVY VIP NATURAL RESOURCES (CONTINUED)
   2015  Lowest contract charge 0.65% Class II            $ 6.28       --           --         --     (22.85)%
         Highest contract charge 1.70% Class II           $ 6.36       --           --         --     (23.74)%
         All contract charges                                 --    1,409      $ 9,113       0.10%
   2014  Lowest contract charge 0.65% Class II            $ 8.14       --           --         --     (13.68)%
         Highest contract charge 1.70% Class II           $ 8.34       --           --         --     (14.46)%
         All contract charges                                 --    1,383      $11,703       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $ 9.43       --           --         --       7.16%
         Highest contract charge 1.70% Class II           $ 9.75       --           --         --       5.86%
         All contract charges                                 --    1,265      $12,480       0.00%
IVY VIP SCIENCE AND TECHNOLOGY
   2017  Lowest contract charge 0.30% Class II            $14.52       --           --         --      31.76%
         Highest contract charge 1.70% Class II           $26.36       --           --         --      29.92%
         All contract charges                                 --    3,541      $81,452       0.00%
   2016  Lowest contract charge 0.30% Class II            $11.02       --           --         --       1.19%
         Highest contract charge 1.70% Class II           $20.29       --           --         --      (0.20)%
         All contract charges                                 --    3,470      $62,467       0.00%
   2015  Lowest contract charge 0.30% Class II(c)         $10.89       --           --         --      (3.11)%
         Highest contract charge 1.70% Class II           $20.33       --           --         --      (4.51)%
         All contract charges                                 --    3,518      $64,427       0.00%
   2014  Lowest contract charge 0.65% Class II            $19.46       --           --         --       2.26%
         Highest contract charge 1.70% Class II           $21.29       --           --         --       1.14%
         All contract charges                                 --    2,617      $52,643       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $19.03       --           --         --      55.35%
         Highest contract charge 1.70% Class II           $21.05       --           --         --      53.76%
         All contract charges                                 --    1,768      $37,545       0.00%
IVY VIP SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class II            $21.68       --           --         --      21.52%
         Highest contract charge 1.70% Class II           $20.97       --           --         --      21.00%
         All contract charges                                 --    1,303      $27,983       0.00%
   2016  Lowest contract charge 1.30% Class II            $17.84       --           --         --       1.59%
         Highest contract charge 1.70% Class II           $17.33       --           --         --       1.17%
         All contract charges                                 --    1,306      $23,077       0.00%
   2015  Lowest contract charge 1.30% Class II            $17.56       --           --         --       0.57%
         Highest contract charge 1.70% Class II           $17.13       --           --         --       0.18%
         All contract charges                                 --    1,350      $23,522       0.00%
   2014  Lowest contract charge 1.30% Class II            $17.46       --           --         --       0.23%
         Highest contract charge 1.70% Class II           $17.10       --           --         --      (0.18)%
         All contract charges                                 --    1,013      $17,562       0.00%
2013(u)  Lowest contract charge 1.30% Class II            $17.42       --           --         --      41.51%
         Highest contract charge 1.70% Class II           $17.13       --           --         --      40.99%
         All contract charges                                 --      837      $14,507       0.00%
JANUS HENDERSON VIT BALANCED PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares      $13.62       --           --         --      17.82%
         Highest contract charge 1.25% Service Shares     $13.09       --           --         --      16.67%
         All contract charges                                 --    4,346      $55,151       1.46%
   2016  Lowest contract charge 0.30% Service Shares      $11.56       --           --         --       3.96%
         Highest contract charge 1.25% Service Shares     $11.22       --           --         --       3.03%
         All contract charges                                 --    3,193      $34,954       2.12%
   2015  Lowest contract charge 0.30% Service Shares(c)   $11.12       --           --         --       0.18%
         Highest contract charge 1.25% Service Shares     $10.89       --           --         --      (0.82)%
         All contract charges                                 --    1,897      $20,363       1.59%
   2014  Lowest contract charge 1.20% Service Shares      $10.99       --           --         --       7.01%
         Highest contract charge 1.25% Service Shares     $10.98       --           --         --       6.91%
         All contract charges                                 --      398      $ 4,371       1.87%
   2013  Lowest contract charge 1.20% Service Shares(c)   $10.27       --           --         --       2.09%
         Highest contract charge 1.25% Service Shares(c)  $10.27       --           --         --       2.09%
         All contract charges                                 --        6      $    62       0.29%

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------
                                                                 UNITS    ACCUMULATION INVESTMENT
                                                       UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                       VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                       ------ ----------- ------------ ---------- --------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2017  Lowest contract charge 0.30% Service Shares      $10.88       --           --         --      3.03%
      Highest contract charge 1.25% Service Shares     $10.45       --           --         --      2.05%
      All contract charges                                 --    2,772      $28,673       2.63%
2016  Lowest contract charge 0.30% Service Shares      $10.56       --           --         --      1.93%
      Highest contract charge 1.25% Service Shares     $10.24       --           --         --      0.89%
      All contract charges                                 --    2,221      $22,531       2.65%
2015  Lowest contract charge 0.30% Service Shares(c)   $10.36       --           --         --     (0.38)%
      Highest contract charge 1.25% Service Shares     $10.15       --           --         --     (1.26)%
      All contract charges                                 --    1,050      $10,607       2.33%
2014  Lowest contract charge 1.20% Service Shares      $10.29       --           --         --      3.52%
      Highest contract charge 1.25% Service Shares     $10.28       --           --         --      3.42%
      All contract charges                                 --      317      $ 3,256       4.01%
2013  Lowest contract charge 1.20% Service Shares(c)   $ 9.94       --           --         --     (0.50)%
      Highest contract charge 1.25% Service Shares(c)  $ 9.94       --           --         --     (0.50)%
      All contract charges                                 --       12      $   116       0.73%
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
2017  Lowest contract charge 1.10% Service Shares      $12.58       --           --         --     14.16%
      Highest contract charge 1.25% Service Shares     $14.98       --           --         --     14.00%
      All contract charges                                 --      783      $10,980       1.41%
2016  Lowest contract charge 1.10% Service Shares      $11.02       --           --         --      8.57%
      Highest contract charge 1.25% Service Shares     $13.14       --           --         --      8.42%
      All contract charges                                 --      660      $ 8,176       1.68%
2015  Lowest contract charge 1.10% Service Shares(i)   $10.15       --           --         --      1.20%
      Highest contract charge 1.25% Service Shares     $12.12       --           --         --      2.71%
      All contract charges                                 --      276      $ 3,265       1.78%
2014  Lowest contract charge 1.20% Service Shares      $11.80       --           --         --     16.26%
      Highest contract charge 1.25% Service Shares     $11.80       --           --         --     16.26%
      All contract charges                                 --      127      $ 1,494       1.12%
2013  Lowest contract charge 1.20% Service Shares(c)   $10.15       --           --         --      0.30%
      Highest contract charge 1.25% Service Shares(c)  $10.15       --           --         --      0.30%
      All contract charges                                 --        3      $    29       0.88%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.69       --           --         --     15.63%
      Highest contract charge 1.25% Class 2            $11.64       --           --         --     15.36%
      All contract charges                                 --    1,648      $19,191       1.34%
2016  Lowest contract charge 1.10% Class 2             $10.11       --           --         --      4.66%
      Highest contract charge 1.25% Class 2            $10.09       --           --         --      4.56%
      All contract charges                                 --    1,267      $12,783       3.49%
2015  Lowest contract charge 1.10% Class 2(j)          $ 9.66       --           --         --     (6.12)%
      Highest contract charge 1.25% Class 2(j)         $ 9.65       --           --         --     (6.22)%
      All contract charges                                 --      759      $ 7,326       2.84%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.39       --           --         --     10.48%
      Highest contract charge 1.25% Class 2            $11.35       --           --         --     10.30%
      All contract charges                                 --    1,362      $15,457       4.04%
2016  Lowest contract charge 1.10% Class 2(j)          $10.31       --           --         --      4.99%
      Highest contract charge 1.25% Class 2            $10.29       --           --         --      4.89%
      All contract charges                                 --      953      $ 9,800       4.10%
2015  Lowest contract charge 1.25% Class 2(j)          $ 9.81       --           --         --     (4.01)%
      Highest contract charge 1.25% Class 2(j)         $ 9.81       --           --         --     (4.01)%
      All contract charges                                 --      503      $ 4,937       4.79%

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares     $11.15       --            --        --      27.43%
         Highest contract charge 1.70% Service Shares    $12.70       --            --        --      25.62%
         All contract charges                                --    8,031      $102,019      1.81%
   2016  Lowest contract charge 0.30% Service Shares(c)  $ 8.75       --            --        --      20.52%
         Highest contract charge 1.70% Service Shares    $10.11       --            --        --      18.80%
         All contract charges                                --    7,690      $ 77,785      1.08%
   2015  Lowest contract charge 0.65% Service Shares     $ 7.24       --            --        --     (20.61)%
         Highest contract charge 1.70% Service Shares    $ 8.51       --            --        --     (21.42)%
         All contract charges                                --    7,566      $ 64,605      1.16%
   2014  Lowest contract charge 0.65% Service Shares     $ 9.12       --            --        --      (5.30)%
         Highest contract charge 1.70% Service Shares    $10.83       --            --        --      (6.23)%
         All contract charges                                --    6,775      $ 73,877      1.79%
2013(u)  Lowest contract charge 0.65% Service Shares     $ 9.63       --            --        --      (1.83)%
         Highest contract charge 1.70% Service Shares    $11.55       --            --        --      (2.94)%
         All contract charges                                --    5,679      $ 66,307      1.56%
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
   2017  Lowest contract charge 0.30% VC Shares          $12.57       --            --        --       8.93%
         Highest contract charge 1.70% VC Shares         $13.85       --            --        --       7.36%
         All contract charges                                --    9,063      $120,081      4.57%
   2016  Lowest contract charge 0.30% VC Shares          $11.54       --            --        --      11.82%
         Highest contract charge 1.70% VC Shares         $12.90       --            --        --      10.26%
         All contract charges                                --    7,498      $ 93,140      5.07%
   2015  Lowest contract charge 0.30% VC Shares          $10.32       --            --        --      (1.81)%
         Highest contract charge 1.70% VC Shares         $11.70       --            --        --      (3.23)%
         All contract charges                                --    6,180      $ 70,167      5.61%
   2014  Lowest contract charge 0.30% VC Shares          $10.51       --            --        --       3.96%
         Highest contract charge 1.70% VC Shares         $12.09       --            --        --       2.54%
         All contract charges                                --    2,769      $ 32,620      6.45%
2013(u)  Lowest contract charge 1.20% VC Shares(c)       $10.09       --            --        --       1.00%
         Highest contract charge 1.70% VC Shares         $11.79       --            --        --       6.41%
         All contract charges                                --    1,134      $ 13,390      8.34%
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $17.09       --            --        --      15.32%
         Highest contract charge 1.70% VC Shares         $16.62       --            --        --      14.86%
         All contract charges                                --      274      $  4,654      0.83%
   2016  Lowest contract charge 1.30% VC Shares          $14.82       --            --        --      11.01%
         Highest contract charge 1.70% VC Shares         $14.47       --            --        --      10.54%
         All contract charges                                --      296      $  4,366      1.00%
   2015  Lowest contract charge 1.30% VC Shares          $13.35       --            --        --      (2.20)%
         Highest contract charge 1.70% VC Shares         $13.09       --            --        --      (2.60)%
         All contract charges                                --      332      $  4,402      0.72%
   2014  Lowest contract charge 1.30% VC Shares          $13.65       --            --        --       7.73%
         Highest contract charge 1.70% VC Shares         $13.44       --            --        --       7.35%
         All contract charges                                --      372      $  5,070      0.77%
2013(u)  Lowest contract charge 1.30% VC Shares          $12.67       --            --        --      28.11%
         Highest contract charge 1.70% VC Shares         $12.52       --            --        --      27.62%
         All contract charges                                --      332      $  4,190      1.17%
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $16.30       --            --        --      21.28%
         Highest contract charge 1.70% VC Shares         $15.85       --            --        --      20.81%
         All contract charges                                --      305      $  4,929      0.00%
   2016  Lowest contract charge 1.30% VC Shares          $13.44       --            --        --      (0.07)%
         Highest contract charge 1.70% VC Shares         $13.12       --            --        --      (0.46)%
         All contract charges                                --      328      $  4,377      0.00%

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                          UNITS    ACCUMULATION INVESTMENT
                                                              UNIT     OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                              VALUE      (000'S)     (000'S)      RATIO*   RETURN**
                                                               ------  ----------- ------------ ---------- --------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)
   2015     Lowest contract charge 1.30% VC Shares            $13.45         --            --        --      1.43%
            Highest contract charge 1.70% VC Shares           $13.18         --            --        --      1.00%
            All contract charges                                  --        359      $  4,801      0.00%
   2014     Lowest contract charge 1.30% VC Shares            $13.26         --            --        --      4.66%
            Highest contract charge 1.70% VC Shares           $13.05         --            --        --      4.23%
            All contract charges                                  --        251      $  3,311      0.00%
2013(u)     Lowest contract charge 1.30% VC Shares            $12.67         --            --        --     35.36%
            Highest contract charge 1.70% VC Shares           $12.52         --            --        --     34.77%
            All contract charges                                  --        192      $  2,423      0.00%
MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2017     Lowest contract charge 0.30% Service Class        $14.27         --            --        --     26.51%
            Highest contract charge 1.70% Service Class       $19.68         --            --        --     24.64%
            All contract charges                                  --     13,022      $236,577      1.34%
   2016     Lowest contract charge 0.30% Service Class        $11.28         --            --        --      3.49%
            Highest contract charge 1.70% Service Class       $15.79         --            --        --      2.13%
            All contract charges                                  --     11,585      $172,236      1.17%
   2015     Lowest contract charge 0.30% Service Class(c)     $10.90         --            --        --      6.03%
            Highest contract charge 1.70% Service Class       $15.46         --            --        --      4.46%
            All contract charges                                  --      9,793      $145,512      1.87%
   2014     Lowest contract charge 1.20% Service Class        $10.17         --            --        --     (0.10)%
            Highest contract charge 1.70% Service Class       $14.80         --            --        --     (0.54)%
            All contract charges                                  --      6,575      $ 95,243      1.92%
2013(u)     Lowest contract charge 1.20% Service Class(c)     $10.18         --            --        --      0.59%
            Highest contract charge 1.70% Service Class       $14.88         --            --        --     25.46%
            All contract charges                                  --      4,160      $ 62,430      1.47%
MFS(R) INVESTORS TRUST SERIES
   2017     Lowest contract charge 1.10% Service Class(i)     $12.64         --            --        --     21.66%
            Highest contract charge 1.70% Service Class       $22.45         --            --        --     20.96%
            All contract charges                                  --        671      $ 13,414      0.57%
   2016     Lowest contract charge 0.65% Service Class        $18.07         --            --        --      7.62%
            Highest contract charge 1.70% Service Class       $18.56         --            --        --      6.48%
            All contract charges                                  --        597      $ 10,278      0.57%
   2015     Lowest contract charge 0.65% Service Class        $16.79         --            --        --     (0.71)%
            Highest contract charge 1.70% Service Class       $17.43         --            --        --     (1.75)%
            All contract charges                                  --        600      $  9,810      0.70%
   2014     Lowest contract charge 0.65% Service Class        $16.91         --            --        --     10.02%
            Highest contract charge 1.70% Service Class       $17.74         --            --        --      8.83%
            All contract charges                                  --        477      $  8,263      0.79%
2013(u)     Lowest contract charge 0.65% Service Class        $15.37         --            --        --     30.81%
            Highest contract charge 1.70% Service Class       $16.30         --            --        --     29.47%
            All contract charges                                  --        373      $  6,157      1.01%
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
   2017     Lowest contract charge 1.30% Service Class        $24.10         --            --        --     26.44%
            Highest contract charge 1.70% Service Class       $23.32         --            --        --     25.92%
            All contract charges                                  --        613      $ 14,624      0.42%
   2016     Lowest contract charge 1.30% Service Class        $19.06         --            --        --      4.50%
            Highest contract charge 1.70% Service Class       $18.52         --            --        --      4.04%
            All contract charges                                  --        575      $ 10,888      0.39%
   2015     Lowest contract charge 1.30% Service Class(h)     $18.24         --            --        --     (2.62)%
            Highest contract charge 1.70% Service Class(h)    $17.80         --            --        --     (2.89)%
            All contract charges                                  --        530      $  9,598      0.54%

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
MFS(R) RESEARCH SERIES
   2017  Lowest contract charge 1.10% Service Class      $12.63       --           --         --      21.79%
         Highest contract charge 1.25% Service Class     $14.73       --           --         --      21.53%
         All contract charges                                --      168      $ 2,330       1.13%
   2016  Lowest contract charge 1.10% Service Class      $10.37       --           --         --       7.24%
         Highest contract charge 1.25% Service Class     $12.12       --           --         --       7.16%
         All contract charges                                --      146      $ 1,712       0.56%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.67       --           --         --      (3.49)%
         Highest contract charge 1.25% Service Class     $11.31       --           --         --      (0.70)%
         All contract charges                                --      104      $ 1,157       0.48%
   2014  Lowest contract charge 1.20% Service Class      $11.40       --           --         --       8.67%
         Highest contract charge 1.25% Service Class     $11.39       --           --         --       8.58%
         All contract charges                                --       72      $   812       0.72%
   2013  Lowest contract charge 1.25% Service Class(c)   $10.49       --           --         --       3.96%
         Highest contract charge 1.25% Service Class(c)  $10.49       --           --         --       3.96%
         All contract charges                                --        2      $    17       0.00%
MFS(R) TECHNOLOGY PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class      $31.69       --           --         --      36.83%
         Highest contract charge 1.70% Service Class     $30.67       --           --         --      36.31%
         All contract charges                                --    1,076      $33,756       0.00%
   2016  Lowest contract charge 1.30% Service Class      $23.16       --           --         --       6.97%
         Highest contract charge 1.70% Service Class     $22.50       --           --         --       6.53%
         All contract charges                                --      952      $21,844       0.00%
   2015  Lowest contract charge 1.30% Service Class      $21.65       --           --         --       9.12%
         Highest contract charge 1.70% Service Class     $21.12       --           --         --       8.70%
         All contract charges                                --      910      $19,550       0.00%
   2014  Lowest contract charge 1.30% Service Class      $19.84       --           --         --       8.95%
         Highest contract charge 1.70% Service Class     $19.43       --           --         --       8.49%
         All contract charges                                --      784      $15,442       0.00%
2013(u)  Lowest contract charge 1.30% Service Class      $18.21       --           --         --      33.02%
         Highest contract charge 1.70% Service Class     $17.91       --           --         --      32.47%
         All contract charges                                --      579      $10,464       0.00%
MFS(R) UTILITIES SERIES
   2017  Lowest contract charge 0.30% Service Class      $12.00       --           --         --      14.18%
         Highest contract charge 1.70% Service Class     $18.44       --           --         --      12.58%
         All contract charges                                --    3,160      $53,111       4.19%
   2016  Lowest contract charge 0.30% Service Class(c)   $10.51       --           --         --      10.86%
         Highest contract charge 1.70% Service Class     $16.38       --           --         --       9.35%
         All contract charges                                --    3,087      $46,479       3.72%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 8.16       --           --         --     (18.24)%
         Highest contract charge 1.70% Service Class     $14.98       --           --         --     (16.22)%
         All contract charges                                --    3,065      $41,833       4.16%
   2014  Lowest contract charge 1.20% Service Class      $11.03       --           --         --      11.08%
         Highest contract charge 1.70% Service Class     $17.88       --           --         --      10.58%
         All contract charges                                --    2,469      $41,044       2.08%
2013(u)  Lowest contract charge 1.20% Service Class(c)   $ 9.93       --           --         --         --
         Highest contract charge 1.70% Service Class     $16.17       --           --         --      18.20%
         All contract charges                                --    1,307      $21,259       2.22%
MFS(R) VALUE SERIES
   2017  Lowest contract charge 0.30% Service Class      $15.14       --           --         --      17.00%
         Highest contract charge 1.25% Service Class     $14.55       --           --         --      15.84%
         All contract charges                                --    1,782      $23,848       1.80%
   2016  Lowest contract charge 0.30% Service Class      $12.94       --           --         --      13.41%
         Highest contract charge 1.25% Service Class     $12.56       --           --         --      12.34%
         All contract charges                                --    1,169      $13,804       2.12%

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------- ----------- ------------ ---------- --------
MFS(R) VALUE SERIES (CONTINUED)
   2015  Lowest contract charge 0.30% Service Class(c)   $ 11.41       --            --        --     (1.21)%
         Highest contract charge 1.25% Service Class     $ 11.18       --            --        --     (2.10)%
         All contract charges                                 --      522      $  5,700      2.10%
   2014  Lowest contract charge 1.20% Service Class      $ 11.43       --            --        --      8.86%
         Highest contract charge 1.25% Service Class     $ 11.42       --            --        --      8.76%
         All contract charges                                 --      216      $  2,476      1.69%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 10.50       --            --        --      2.94%
         Highest contract charge 1.25% Service Class(c)  $ 10.50       --            --        --      2.94%
         All contract charges                                 --       10      $    101        --
MULTIMANAGER AGGRESSIVE EQUITY
   2017  Lowest contract charge 1.30% Class B            $ 24.52       --            --        --     28.71%
         Highest contract charge 1.70% Class B           $100.15       --            --        --     28.13%
         All contract charges                                 --      556      $ 16,104      0.16%
   2016  Lowest contract charge 1.30% Class B            $ 19.05       --            --        --      2.09%
         Highest contract charge 1.70% Class B           $ 78.16       --            --        --      1.69%
         All contract charges                                 --      596      $ 13,495      0.55%
   2015  Lowest contract charge 1.30% Class B            $ 18.66       --            --        --      2.64%
         Highest contract charge 1.70% Class B           $ 76.86       --            --        --      2.22%
         All contract charges                                 --      590      $ 13,258      0.17%
   2014  Lowest contract charge 1.30% Class B            $ 18.18       --            --        --      9.19%
         Highest contract charge 1.70% Class B           $ 75.19       --            --        --      8.78%
         All contract charges                                 --      498      $ 11,048      0.11%
2013(u)  Lowest contract charge 1.30% Class B            $ 16.65       --            --        --     35.37%
         Highest contract charge 1.70% Class B           $ 69.12       --            --        --     34.82%
         All contract charges                                 --      451      $  8,871      0.14%
MULTIMANAGER CORE BOND
   2017  Lowest contract charge 1.30% Class B            $ 13.96       --            --        --      1.68%
         Highest contract charge 1.70% Class B           $ 14.03       --            --        --      1.30%
         All contract charges                                 --    8,250      $113,957      2.08%
   2016  Lowest contract charge 1.30% Class B            $ 13.73       --            --        --      1.33%
         Highest contract charge 1.70% Class B           $ 13.85       --            --        --      0.87%
         All contract charges                                 --    7,499      $102,096      2.08%
   2015  Lowest contract charge 1.30% Class B            $ 13.55       --            --        --     (1.24)%
         Highest contract charge 1.70% Class B           $ 13.73       --            --        --     (1.58)%
         All contract charges                                 --    7,893      $106,216      1.95%
   2014  Lowest contract charge 1.30% Class B            $ 13.72       --            --        --      2.46%
         Highest contract charge 1.70% Class B           $ 13.95       --            --        --      1.97%
         All contract charges                                 --    7,166      $ 97,870      2.07%
2013(u)  Lowest contract charge 1.30% Class B            $ 13.39       --            --        --     (3.67)%
         Highest contract charge 1.70% Class B           $ 13.68       --            --        --     (4.00)%
         All contract charges                                 --    6,684      $ 89,558      1.60%
MULTIMANAGER MID CAP GROWTH
   2017  Lowest contract charge 1.30% Class B            $ 27.52       --            --        --     25.03%
         Highest contract charge 1.70% Class B           $ 21.03       --            --        --     24.51%
         All contract charges                                 --      800      $ 20,563      0.00%
   2016  Lowest contract charge 1.30% Class B            $ 22.01       --            --        --      5.36%
         Highest contract charge 1.70% Class B           $ 16.89       --            --        --      4.97%
         All contract charges                                 --      802      $ 16,481      0.10%
   2015  Lowest contract charge 1.30% Class B            $ 20.89       --            --        --     (2.79)%
         Highest contract charge 1.70% Class B           $ 16.09       --            --        --     (3.19)%
         All contract charges                                 --      847      $ 16,490      0.00%
   2014  Lowest contract charge 1.30% Class B            $ 21.49       --            --        --      3.52%
         Highest contract charge 1.70% Class B           $ 16.62       --            --        --      3.10%
         All contract charges                                 --      676      $ 13,571      0.00%
2013(u)  Lowest contract charge 1.30% Class B            $ 20.76       --            --        --     38.31%
         Highest contract charge 1.70% Class B           $ 16.12       --            --        --     37.78%
         All contract charges                                 --      548      $ 10,693      0.00%

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
MULTIMANAGER MID CAP VALUE
   2017  Lowest contract charge 1.30% Class B             $26.22       --           --         --      7.86%
         Highest contract charge 1.70% Class B            $22.87       --           --         --      7.42%
         All contract charges                                 --      467      $11,781       0.66%
   2016  Lowest contract charge 1.30% Class B             $24.31       --           --         --     17.55%
         Highest contract charge 1.70% Class B            $21.29       --           --         --     17.11%
         All contract charges                                 --      812      $18,341       1.56%
   2015  Lowest contract charge 1.30% Class B             $20.68       --           --         --     (6.76)%
         Highest contract charge 1.70% Class B            $18.18       --           --         --     (7.20)%
         All contract charges                                 --      473      $ 9,420       0.74%
   2014  Lowest contract charge 1.30% Class B             $22.18       --           --         --      3.94%
         Highest contract charge 1.70% Class B            $19.59       --           --         --      3.60%
         All contract charges                                 --      433      $ 9,232       0.50%
2013(u)  Lowest contract charge 1.30% Class B             $21.34       --           --         --     33.88%
         Highest contract charge 1.70% Class B            $18.91       --           --         --     33.26%
         All contract charges                                 --      353      $ 7,287       0.44%
MULTIMANAGER TECHNOLOGY
   2017  Lowest contract charge 0.30% Class B(c)          $19.31       --           --         --     38.72%
         Highest contract charge 1.70% Class B            $26.94       --           --         --     36.75%
         All contract charges                                 --    2,053      $40,447       0.00%
   2016  Lowest contract charge 1.10% Class B             $10.79       --           --         --      7.68%
         Highest contract charge 1.70% Class B            $19.70       --           --         --      7.12%
         All contract charges                                 --    1,577      $24,376       0.01%
   2015  Lowest contract charge 1.10% Class B(i)          $10.02       --           --         --      0.20%
         Highest contract charge 1.70% Class B            $18.39       --           --         --      4.49%
         All contract charges                                 --      916      $15,002       0.00%
   2014  Lowest contract charge 1.20% Class B             $11.97       --           --         --     12.18%
         Highest contract charge 1.70% Class B            $17.60       --           --         --     11.60%
         All contract charges                                 --      499      $ 9,451       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)          $10.67       --           --         --      6.49%
         Highest contract charge 1.70% Class B            $15.77       --           --         --     33.31%
         All contract charges                                 --      408      $ 7,282       0.00%
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $11.28       --           --         --     25.33%
         Highest contract charge 1.70% Class S Shares     $11.19       --           --         --     24.61%
         All contract charges                                 --      374      $ 4,253       0.70%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.00       --           --         --     (2.91)%
         Highest contract charge 1.70% Class S Shares     $ 8.98       --           --         --     (3.44)%
         All contract charges                                 --      340      $ 3,062       0.69%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.27       --           --         --     (7.11)%
         Highest contract charge 1.70% Class S Shares     $ 9.30       --           --         --     (0.21)%
         All contract charges                                 --      259      $ 2,422       1.24%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.35       --           --         --     (5.75)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.32       --           --         --     (6.05)%
         All contract charges                                 --       83      $   766       0.55%
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $ 9.51       --           --         --      5.43%
         Highest contract charge 1.70% Class S Shares     $ 9.38       --           --         --      4.80%
         All contract charges                                 --      242      $ 2,291       0.00%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.02       --           --         --     (1.74)%
         Highest contract charge 1.70% Class S Shares     $ 8.95       --           --         --     (2.29)%
         All contract charges                                 --      209      $ 1,878       0.00%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.18       --           --         --     (8.47)%
         Highest contract charge 1.70% Class S Shares     $ 9.16       --           --         --     (6.63)%
         All contract charges                                 --      167      $ 1,537       0.00%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.84       --           --         --     (1.40)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.81       --           --         --     (1.70)%
         All contract charges                                 --       65      $   631       0.00%

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2017  Lowest contract charge 0.30% Advisor Class      $ 6.82       --           --         --       1.64%
         Highest contract charge 1.70% Advisor Class     $ 6.72       --           --         --       0.30%
         All contract charges                                --    2,449      $16,872      10.94%
   2016  Lowest contract charge 0.30% Advisor Class(c)   $ 6.71       --           --         --      14.51%
         Highest contract charge 1.70% Advisor Class     $ 6.70       --           --         --      12.98%
         All contract charges                                --    2,581      $17,609       1.02%
   2015  Lowest contract charge 0.65% Advisor Class      $ 5.03       --           --         --     (26.14)%
         Highest contract charge 1.70% Advisor Class     $ 5.93       --           --         --     (26.97)%
         All contract charges                                --    2,593      $15,573       4.31%
   2014  Lowest contract charge 0.65% Advisor Class      $ 6.81       --           --         --     (19.22)%
         Highest contract charge 1.70% Advisor Class     $ 8.12       --           --         --     (20.08)%
         All contract charges                                --    2,310      $18,954       0.27%
2013(u)  Lowest contract charge 0.65% Advisor Class      $ 8.43       --           --         --     (15.28)%
         Highest contract charge 1.70% Advisor Class     $10.16       --           --         --     (16.17)%
         All contract charges                                --    1,910      $19,615       1.59%
PIMCO EMERGING MARKETS BOND PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $11.24       --           --         --       8.60%
         Highest contract charge 1.70% Advisor Class     $14.05       --           --         --       7.91%
         All contract charges                                --    1,491      $20,429       4.98%
   2016  Lowest contract charge 1.10% Advisor Class      $10.35       --           --         --      12.01%
         Highest contract charge 1.70% Advisor Class     $13.02       --           --         --      11.38%
         All contract charges                                --    1,487      $19,107       5.17%
   2015  Lowest contract charge 1.10% Advisor Class(i)   $ 9.24       --           --         --      (7.51)%
         Highest contract charge 1.70% Advisor Class     $11.69       --           --         --      (4.02)%
         All contract charges                                --    1,511      $17,647       5.20%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.80       --           --         --       0.20%
         Highest contract charge 1.70% Advisor Class     $12.18       --           --         --      (0.33)%
         All contract charges                                --    1,607      $19,571       5.14%
2013(u)  Lowest contract charge 1.20% Advisor Class(c)   $ 9.78       --           --         --      (0.10)%
         Highest contract charge 1.70% Advisor Class     $12.22       --           --         --      (8.60)%
         All contract charges                                --    1,423      $17,557       4.90%
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
   2017  Lowest contract charge 1.10% Advisor Class(i)   $10.59       --           --         --       7.40%
         Highest contract charge 1.25% Advisor Class     $10.10       --           --         --       7.22%
         All contract charges                                --      322      $ 3,307       2.28%
   2016  Lowest contract charge 0.30% Advisor Class      $ 9.71       --           --         --       3.63%
         Highest contract charge 1.25% Advisor Class     $ 9.42       --           --         --       2.61%
         All contract charges                                --      169      $ 1,615       1.40%
   2015  Lowest contract charge 0.30% Advisor Class(c)   $ 9.37       --           --         --      (4.39)%
         Highest contract charge 1.25% Advisor Class     $ 9.18       --           --         --      (5.36)%
         All contract charges                                --      102      $   938       1.71%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.70       --           --         --       0.94%
         Highest contract charge 1.25% Advisor Class     $ 9.70       --           --         --       0.94%
         All contract charges                                --       57      $   553       2.56%
   2013  Lowest contract charge 1.20% Advisor Class(c)   $ 9.61       --           --         --      (2.54)%
         Highest contract charge 1.25% Advisor Class(c)  $ 9.61       --           --         --      (2.54)%
         All contract charges                                --        3      $    33       0.03%
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $10.72       --           --         --      12.84%
         Highest contract charge 1.25% Advisor Class     $11.58       --           --         --      12.54%
         All contract charges                                --      131      $ 1,506       2.22%
   2016  Lowest contract charge 1.10% Advisor Class(i)   $ 9.50       --           --         --       2.70%
         Highest contract charge 1.25% Advisor Class     $10.29       --           --         --       2.59%
         All contract charges                                --      124      $ 1,275       2.85%

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                           ---------------------------------------------------
                                                                      UNITS    ACCUMULATION INVESTMENT
                                                           UNIT    OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                           VALUE     (000'S)     (000'S)      RATIO*   RETURN**
                                                           ------  ----------- ------------ ---------- --------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO (CONTINUED)
   2015   Lowest contract charge 1.20% Advisor Class       $10.04        --            --        --      (1.38)%
          Highest contract charge 1.25% Advisor Class      $10.03        --            --        --      (1.47)%
          All contract charges                                 --        79      $    795      3.28%
   2014   Lowest contract charge 1.20% Advisor Class(d)    $10.18        --            --        --       3.46%
          Highest contract charge 1.25% Advisor Class(d)   $10.18        --            --        --       3.46%
          All contract charges                                 --        10      $    109      4.02%
PIMCO REAL RETURN PORTFOLIO
   2017   Lowest contract charge 1.30% Advisor Class       $11.63        --            --        --       2.29%
          Highest contract charge 1.70% Advisor Class      $11.25        --            --        --       1.81%
          All contract charges                                 --     4,831      $ 55,588      2.27%
   2016   Lowest contract charge 1.30% Advisor Class       $11.37        --            --        --       3.65%
          Highest contract charge 1.70% Advisor Class      $11.05        --            --        --       3.27%
          All contract charges                                 --     5,193      $ 58,512      2.16%
   2015   Lowest contract charge 1.30% Advisor Class       $10.97        --            --        --      (4.02)%
          Highest contract charge 1.70% Advisor Class      $10.70        --            --        --      (4.38)%
          All contract charges                                 --     5,589      $ 60,748      3.90%
   2014   Lowest contract charge 1.30% Advisor Class       $11.43        --            --        --       1.69%
          Highest contract charge 1.70% Advisor Class      $11.19        --            --        --       1.18%
          All contract charges                                 --     5,927      $ 67,217      1.30%
2013(u)   Lowest contract charge 1.30% Advisor Class       $11.24        --            --        --     (10.51)%
          Highest contract charge 1.70% Advisor Class      $11.06        --            --        --     (10.81)%
          All contract charges                                 --     5,735      $ 64,059      1.65%
PIMCO TOTAL RETURN PORTFOLIO
   2017   Lowest contract charge 0.65% Advisor Class       $11.60        --            --        --       4.13%
          Highest contract charge 1.70% Advisor Class      $11.73        --            --        --       3.08%
          All contract charges                                 --    14,352      $167,554      1.92%
   2016   Lowest contract charge 0.30% Advisor Class       $10.52        --            --        --       2.33%
          Highest contract charge 1.70% Advisor Class      $11.38        --            --        --       0.80%
          All contract charges                                 --    13,584      $154,465      1.98%
   2015   Lowest contract charge 0.30% Advisor Class(c)    $10.28        --            --        --         --
          Highest contract charge 1.70% Advisor Class      $11.29        --            --        --      (1.31)%
          All contract charges                                 --    12,255      $139,172      4.96%
   2014   Lowest contract charge 0.65% Advisor Class       $10.96        --            --        --       3.49%
          Highest contract charge 1.70% Advisor Class      $11.44        --            --        --       2.42%
          All contract charges                                 --    11,471      $132,247      2.13%
2013(u)   Lowest contract charge 0.65% Advisor Class       $10.59        --            --        --      (2.67)%
          Highest contract charge 1.70% Advisor Class      $11.17        --            --        --      (3.71)%
          All contract charges                                 --    10,535      $118,898      2.11%
PROFUND VP BEAR
   2017   Lowest contract charge 1.30% Common Shares       $ 2.32        --            --        --     (19.16)%
          Highest contract charge 1.70% Common Shares      $ 2.25        --            --        --     (19.35)%
          All contract charges                                 --        53      $    122      0.00%
   2016   Lowest contract charge 1.30% Common Shares       $ 2.87        --            --        --     (14.07)%
          Highest contract charge 1.70% Common Shares      $ 2.79        --            --        --     (14.42)%
          All contract charges                                 --        75      $    213      0.00%
   2015   Lowest contract charge 1.30% Common Shares       $ 3.34        --            --        --      (6.18)%
          Highest contract charge 1.70% Common Shares      $ 3.26        --            --        --      (6.59)%
          All contract charges                                 --        74      $    242      0.00%
   2014   Lowest contract charge 1.30% Common Shares       $ 3.56        --            --        --     (15.44)%
          Highest contract charge 1.70% Common Shares      $ 3.49        --            --        --     (15.70)%
          All contract charges                                 --        96      $    337      0.00%
2013(u)   Lowest contract charge 1.30% Common Shares       $ 4.21        --            --        --     (27.54)%
          Highest contract charge 1.70% Common Shares      $ 4.14        --            --        --     (27.75)%
          All contract charges                                 --       103      $    432      0.00%

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
PROFUND VP BIOTECHNOLOGY
   2017  Lowest contract charge 0.65% Common Shares   $33.29       --           --         --      21.72%
         Highest contract charge 1.70% Common Shares  $32.39       --           --         --      20.45%
         All contract charges                             --    1,461      $48,437       0.00%
   2016  Lowest contract charge 0.65% Common Shares   $27.35       --           --         --     (16.00)%
         Highest contract charge 1.70% Common Shares  $26.89       --           --         --     (16.90)%
         All contract charges                             --    1,579      $43,361       0.00%
   2015  Lowest contract charge 0.65% Common Shares   $32.56       --           --         --       2.62%
         Highest contract charge 1.70% Common Shares  $32.36       --           --         --       1.54%
         All contract charges                             --    1,714      $56,399       0.00%
   2014  Lowest contract charge 0.65% Common Shares   $31.73       --           --         --      28.88%
         Highest contract charge 1.70% Common Shares  $31.87       --           --         --      27.53%
         All contract charges                             --    1,244      $40,205       0.00%
2013(u)  Lowest contract charge 0.65% Common Shares   $24.62       --           --         --      67.37%
         Highest contract charge 1.70% Common Shares  $24.99       --           --         --      65.61%
         All contract charges                             --      886      $22,376       0.00%
PUTNAM VT ABSOLUTE RETURN 500 FUND
   2017  Lowest contract charge 1.10% Class B         $10.30       --           --         --       5.86%
         Highest contract charge 1.25% Class B        $10.66       --           --         --       5.65%
         All contract charges                             --      248      $ 2,615       0.00%
   2016  Lowest contract charge 1.10% Class B         $ 9.73       --           --         --      (0.41)%
         Highest contract charge 1.25% Class B        $10.09       --           --         --      (0.59)%
         All contract charges                             --      214      $ 2,145       3.39%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.77       --           --         --      (2.50)%
         Highest contract charge 1.25% Class B        $10.15       --           --         --      (1.74)%
         All contract charges                             --      161      $ 1,627       0.06%
   2014  Lowest contract charge 1.20% Class B         $10.34       --           --         --       2.58%
         Highest contract charge 1.25% Class B        $10.33       --           --         --       2.48%
         All contract charges                             --       60      $   623       0.00%
   2013  Lowest contract charge 1.25% Class B(c)      $10.08       --           --         --       0.60%
         Highest contract charge 1.25% Class B(c)     $10.08       --           --         --       0.60%
         All contract charges                             --       --      $     1       0.00%
PUTNAM VT DIVERSIFIED INCOME FUND
   2017  Lowest contract charge 1.10% Class B         $10.66       --           --         --       5.96%
         Highest contract charge 1.70% Class B        $10.05       --           --         --       5.35%
         All contract charges                             --    1,012      $10,380       5.29%
   2016  Lowest contract charge 1.10% Class B         $10.06       --           --         --       4.25%
         Highest contract charge 1.70% Class B        $ 9.54       --           --         --       3.70%
         All contract charges                             --      790      $ 7,624       4.76%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.65       --           --         --      (3.69)%
         Highest contract charge 1.70% Class B        $ 9.20       --           --         --      (4.07)%
         All contract charges                             --      517      $ 4,815       7.44%
   2014  Lowest contract charge 1.20% Class B(e)      $ 9.62       --           --         --      (4.09)%
         Highest contract charge 1.70% Class B(e)     $ 9.59       --           --         --      (4.29)%
         All contract charges                             --      209      $ 2,011       0.00%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2017  Lowest contract charge 1.10% Class B         $11.78       --           --         --      14.15%
         Highest contract charge 1.25% Class B        $11.73       --           --         --      13.88%
         All contract charges                             --      366      $ 4,308       1.21%
   2016  Lowest contract charge 1.10% Class B         $10.32       --           --         --       5.52%
         Highest contract charge 1.25% Class B        $10.30       --           --         --       5.32%
         All contract charges                             --      205      $ 2,120       1.78%
   2015  Lowest contract charge 1.10% Class B(j)      $ 9.78       --           --         --      (4.44)%
         Highest contract charge 1.25% Class B(j)     $ 9.78       --           --         --      (4.50)%
         All contract charges                             --      122      $ 1,198       0.00%

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
PUTNAM VT RESEARCH FUND
2017  Lowest contract charge 1.10% Class B        $12.85       --           --         --     22.03%
      Highest contract charge 1.25% Class B       $12.80       --           --         --     21.79%
      All contract charges                            --       36      $   466       0.53%
2016  Lowest contract charge 1.10% Class B        $10.53       --           --         --      8.89%
      Highest contract charge 1.25% Class B       $10.51       --           --         --      8.69%
      All contract charges                            --       11      $   114       1.20%
2015  Lowest contract charge 1.10% Class B(j)     $ 9.67       --           --         --     (6.92)%
      Highest contract charge 1.25% Class B(j)    $ 9.67       --           --         --     (6.98)%
      All contract charges                            --        1      $    15       0.00%
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
2017  Lowest contract charge 1.10% Class II       $10.14       --           --         --     12.54%
      Highest contract charge 1.70% Class II      $10.20       --           --         --     11.84%
      All contract charges                            --      370      $ 3,811       1.34%
2016  Lowest contract charge 1.10% Class II       $ 9.01       --           --         --     (1.53)%
      Highest contract charge 1.70% Class II      $ 9.12       --           --         --     (2.15)%
      All contract charges                            --      344      $ 3,153       0.89%
2015  Lowest contract charge 1.10% Class II(i)    $ 9.15       --           --         --     (8.04)%
      Highest contract charge 1.70% Class II      $ 9.32       --           --         --     (6.99)%
      All contract charges                            --      388      $ 3,623       0.89%
2014  Lowest contract charge 1.20% Class II(e)    $10.05       --           --         --      0.90%
      Highest contract charge 1.70% Class II(e)   $10.02       --           --         --      0.60%
      All contract charges                            --       70      $   705       3.20%
SEI VP BALANCED STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.71       --           --         --     10.07%
      Highest contract charge 1.25% Class III     $11.38       --           --         --      9.95%
      All contract charges                            --      804      $ 9,076       1.65%
2016  Lowest contract charge 1.10% Class III      $ 9.73       --           --         --      5.65%
      Highest contract charge 1.25% Class III     $10.35       --           --         --      5.50%
      All contract charges                            --      699      $ 7,178       2.31%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.21       --           --         --     (7.34)%
      Highest contract charge 1.25% Class III     $ 9.81       --           --         --     (4.57)%
      All contract charges                            --      518      $ 5,081       1.82%
2014  Lowest contract charge 1.20% Class III      $10.29       --           --         --      2.69%
      Highest contract charge 1.25% Class III     $10.28       --           --         --      2.59%
      All contract charges                            --      221      $ 2,275       4.62%
2013  Lowest contract charge 1.20% Class III(c)   $10.02       --           --         --      0.40%
      Highest contract charge 1.25% Class III(c)  $10.02       --           --         --      0.40%
      All contract charges                            --        3      $    23       0.00%
SEI VP CONSERVATIVE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.32       --           --         --      3.72%
      Highest contract charge 1.25% Class III     $10.60       --           --         --      3.52%
      All contract charges                            --    1,112      $11,784       1.63%
2016  Lowest contract charge 1.10% Class III      $ 9.95       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.24       --           --         --      2.50%
      All contract charges                            --    1,183      $12,090       1.60%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.70       --           --         --     (2.81)%
      Highest contract charge 1.25% Class III     $ 9.99       --           --         --     (1.77)%
      All contract charges                            --      881      $ 8,809       1.84%
2014  Lowest contract charge 1.20% Class III      $10.18       --           --         --      1.80%
      Highest contract charge 1.25% Class III     $10.17       --           --         --      1.70%
      All contract charges                            --      501      $ 5,089       2.65%
2013  Lowest contract charge 1.25% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       32      $   324       0.00%

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
SEI VP MARKET GROWTH STRATEGY FUND
2017  Lowest contract charge 0.30% Class III      $12.18       --           --         --     13.41%
      Highest contract charge 1.25% Class III     $11.70       --           --         --     12.28%
      All contract charges                            --      665      $ 7,668       1.44%
2016  Lowest contract charge 0.30% Class III(c)   $10.74       --           --         --      7.08%
      Highest contract charge 1.25% Class III     $10.42       --           --         --      6.11%
      All contract charges                            --      726      $ 7,488       2.09%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.14       --           --         --     (8.05)%
      Highest contract charge 1.25% Class III     $ 9.82       --           --         --     (4.84)%
      All contract charges                            --      683      $ 6,695       1.27%
2014  Lowest contract charge 1.20% Class III      $10.33       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.32       --           --         --      2.48%
      All contract charges                            --      475      $ 4,911       3.68%
2013  Lowest contract charge 1.20% Class III(c)   $10.07       --           --         --      0.80%
      Highest contract charge 1.25% Class III(c)  $10.07       --           --         --      0.80%
      All contract charges                            --       45      $   450       0.00%
SEI VP MARKET PLUS STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $11.32       --           --         --     17.06%
      Highest contract charge 1.25% Class III     $12.42       --           --         --     16.95%
      All contract charges                            --      170      $ 2,072       1.46%
2016  Lowest contract charge 1.10% Class III      $ 9.67       --           --         --      6.97%
      Highest contract charge 1.25% Class III     $10.62       --           --         --      6.73%
      All contract charges                            --      170      $ 1,780       1.99%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.04       --           --         --     (9.05)%
      Highest contract charge 1.25% Class III     $ 9.95       --           --         --     (4.97)%
      All contract charges                            --      151      $ 1,497       0.97%
2014  Lowest contract charge 1.20% Class III      $10.48       --           --         --      3.05%
      Highest contract charge 1.25% Class III     $10.47       --           --         --      2.95%
      All contract charges                            --       94      $   992       3.52%
2013  Lowest contract charge 1.20% Class III(c)   $10.17       --           --         --      1.60%
      Highest contract charge 1.25% Class III(c)  $10.17       --           --         --      1.60%
      All contract charges                            --       30      $   309       0.00%
SEI VP MODERATE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.66       --           --         --      6.81%
      Highest contract charge 1.25% Class III     $11.29       --           --         --      6.61%
      All contract charges                            --      764      $ 8,448       1.41%
2016  Lowest contract charge 1.10% Class III      $ 9.98       --           --         --      4.83%
      Highest contract charge 1.25% Class III     $10.59       --           --         --      4.75%
      All contract charges                            --    1,177      $12,143       2.18%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.52       --           --         --     (4.42)%
      Highest contract charge 1.25% Class III     $10.11       --           --         --     (2.51)%
      All contract charges                            --      827      $ 8,277       2.42%
2014  Lowest contract charge 1.20% Class III      $10.38       --           --         --      3.80%
      Highest contract charge 1.25% Class III     $10.37       --           --         --      3.70%
      All contract charges                            --      407      $ 4,222       5.07%
2013  Lowest contract charge 1.20% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       34      $   338       0.00%
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.30% Class II(c)    $13.94       --           --         --     15.40%
      Highest contract charge 1.25% Class II      $13.39       --           --         --     14.25%
      All contract charges                            --      598      $ 7,729       1.64%
2016  Lowest contract charge 1.10% Class II       $10.72       --           --         --     17.54%
      Highest contract charge 1.25% Class II      $11.72       --           --         --     17.43%
      All contract charges                            --      399      $ 4,568       2.14%

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II (CONTINUED)
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.12       --            --        --      (8.62)%
         Highest contract charge 1.25% Class II     $ 9.98       --            --        --      (8.27)%
         All contract charges                           --      243      $  2,411      1.72%
   2014  Lowest contract charge 1.20% Class II      $10.89       --            --        --       5.83%
         Highest contract charge 1.25% Class II     $10.88       --            --        --       5.73%
         All contract charges                           --      164      $  1,783      1.73%
   2013  Lowest contract charge 1.20% Class II(c)   $10.29       --            --        --       2.39%
         Highest contract charge 1.25% Class II(c)  $10.29       --            --        --       2.39%
         All contract charges                           --       12      $    119      0.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
   2017  Lowest contract charge 0.30% Class II      $17.45       --            --        --      26.91%
         Highest contract charge 1.70% Class II     $38.65       --            --        --      25.16%
         All contract charges                           --    5,111      $146,771      0.00%
   2016  Lowest contract charge 0.30% Class II      $13.75       --            --        --     (11.00)%
         Highest contract charge 1.70% Class II     $30.88       --            --        --     (12.22)%
         All contract charges                           --    4,755      $114,511      0.00%
   2015  Lowest contract charge 0.30% Class II      $15.45       --            --        --      12.12%
         Highest contract charge 1.70% Class II     $35.18       --            --        --      10.56%
         All contract charges                           --    4,313      $127,535      0.00%
   2014  Lowest contract charge 0.30% Class II      $13.78       --            --        --      30.86%
         Highest contract charge 1.70% Class II     $31.82       --            --        --      28.98%
         All contract charges                           --    2,628      $ 75,999      0.00%
2013(u)  Lowest contract charge 0.65% Class II      $22.45       --            --        --      49.57%
         Highest contract charge 1.70% Class II     $24.67       --            --        --      47.99%
         All contract charges                           --    1,580      $ 39,244      0.00%
TEMPLETON DEVELOPING MARKETS VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $12.50       --            --        --      38.58%
         Highest contract charge 1.70% Class 2      $12.09       --            --        --      38.01%
         All contract charges                           --    1,142      $ 14,129      0.83%
   2016  Lowest contract charge 1.30% Class 2       $ 9.02       --            --        --      15.94%
         Highest contract charge 1.70% Class 2      $ 8.76       --            --        --      15.42%
         All contract charges                           --    1,707      $ 15,135      0.67%
   2015  Lowest contract charge 1.30% Class 2       $ 7.78       --            --        --     (20.61)%
         Highest contract charge 1.70% Class 2      $ 7.59       --            --        --     (20.94)%
         All contract charges                           --      975      $  7,529      2.07%
   2014  Lowest contract charge 1.30% Class 2       $ 9.80       --            --        --      (9.59)%
         Highest contract charge 1.70% Class 2      $ 9.60       --            --        --      (9.94)%
         All contract charges                           --      840      $  8,173      1.50%
2013(u)  Lowest contract charge 1.30% Class 2       $10.84       --            --        --      (2.25)%
         Highest contract charge 1.70% Class 2      $10.66       --            --        --      (2.65)%
         All contract charges                           --      787      $  8,472      1.90%
TEMPLETON FOREIGN VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $13.29       --            --        --      15.16%
         Highest contract charge 1.70% Class 2      $12.86       --            --        --      14.72%
         All contract charges                           --      656      $  8,632      2.60%
   2016  Lowest contract charge 1.30% Class 2       $11.54       --            --        --       5.77%
         Highest contract charge 1.70% Class 2      $11.21       --            --        --       5.36%
         All contract charges                           --      733      $  8,376      1.93%
   2015  Lowest contract charge 1.30% Class 2       $10.91       --            --        --      (7.70)%
         Highest contract charge 1.70% Class 2      $10.64       --            --        --      (8.04)%
         All contract charges                           --      881      $  9,525      3.50%
   2014  Lowest contract charge 1.30% Class 2       $11.82       --            --        --     (12.25)%
         Highest contract charge 1.70% Class 2      $11.57       --            --        --     (12.68)%
         All contract charges                           --      822      $  9,632      1.84%
2013(u)  Lowest contract charge 1.30% Class 2       $13.47       --            --        --      21.35%
         Highest contract charge 1.70% Class 2      $13.25       --            --        --      20.89%
         All contract charges                           --      667      $  8,932      2.32%

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
TEMPLETON GLOBAL BOND VIP FUND
   2017  Lowest contract charge 0.30% Class 2            $10.14       --            --        --       1.71%
         Highest contract charge 1.70% Class 2           $11.88       --            --        --       0.17%
         All contract charges                                --   11,567      $134,443      0.00%
   2016  Lowest contract charge 0.30% Class 2            $ 9.97       --            --        --       2.57%
         Highest contract charge 1.70% Class 2           $11.86       --            --        --       1.19%
         All contract charges                                --   11,575      $135,069      0.00%
   2015  Lowest contract charge 0.30% Class 2(c)         $ 9.72       --            --        --      (4.61)%
         Highest contract charge 1.70% Class 2           $11.72       --            --        --      (5.94)%
         All contract charges                                --   12,105      $140,275      7.88%
   2014  Lowest contract charge 0.65% Class 2            $11.40       --            --        --       1.24%
         Highest contract charge 1.70% Class 2           $12.46       --            --        --       0.08%
         All contract charges                                --   10,783      $133,761      4.98%
2013(u)  Lowest contract charge 0.65% Class 2            $11.26       --            --        --       0.90%
         Highest contract charge 1.70% Class 2           $12.45       --            --        --      (0.08)%
         All contract charges                                --    8,103      $101,747      4.76%
TEMPLETON GROWTH VIP FUND
   2017  Lowest contract charge 1.30% Class 2            $16.35       --            --        --      17.04%
         Highest contract charge 1.70% Class 2           $15.83       --            --        --      16.48%
         All contract charges                                --      121      $  1,961      1.63%
   2016  Lowest contract charge 1.30% Class 2            $13.97       --            --        --       8.13%
         Highest contract charge 1.70% Class 2           $13.59       --            --        --       7.77%
         All contract charges                                --      135      $  1,868      2.04%
   2015  Lowest contract charge 1.30% Class 2            $12.92       --            --        --      (7.65)%
         Highest contract charge 1.70% Class 2           $12.61       --            --        --      (8.02)%
         All contract charges                                --      149      $  1,915      2.60%
   2014  Lowest contract charge 1.30% Class 2            $13.99       --            --        --      (4.11)%
         Highest contract charge 1.70% Class 2           $13.71       --            --        --      (4.53)%
         All contract charges                                --      154      $  2,144      1.33%
2013(u)  Lowest contract charge 1.30% Class 2            $14.59       --            --        --      29.12%
         Highest contract charge 1.70% Class 2           $14.36       --            --        --      28.67%
         All contract charges                                --      159      $  2,317      2.47%
VANECK VIP GLOBAL HARD ASSETS FUND
   2017  Lowest contract charge 0.30% Class S Shares     $ 7.27       --            --        --      (2.15)%
         Highest contract charge 1.70% Class S Shares    $ 8.24       --            --        --      (3.63)%
         All contract charges                                --    3,140      $ 26,029      0.00%
   2016  Lowest contract charge 0.30% Class S Shares     $ 7.43       --            --        --      42.88%
         Highest contract charge 1.70% Class S Shares    $ 8.55       --            --        --      41.09%
         All contract charges                                --    3,507      $ 30,064      0.37%
   2015  Lowest contract charge 0.30% Class S Shares(c)  $ 5.20       --            --        --     (33.84)%
         Highest contract charge 1.70% Class S Shares    $ 6.06       --            --        --     (34.77)%
         All contract charges                                --    3,188      $ 19,463      0.03%
   2014  Lowest contract charge 0.65% Class S Shares     $ 8.24       --            --        --     (19.92)%
         Highest contract charge 1.70% Class S Shares    $ 9.29       --            --        --     (20.73)%
         All contract charges                                --    3,170      $ 29,728      0.00%
2013(u)  Lowest contract charge 0.65% Class S Shares     $10.29       --            --        --       9.58%
         Highest contract charge 1.70% Class S Shares    $11.72       --            --        --       8.42%
         All contract charges                                --    2,760      $ 32,721      0.48%
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
   2017  Lowest contract charge 1.10% Initial Class      $10.07       --            --        --      11.03%
         Highest contract charge 1.25% Initial Class     $ 9.84       --            --        --      10.94%
         All contract charges                                --       94      $    940      2.13%
   2016  Lowest contract charge 1.10% Initial Class      $ 9.07       --            --        --       5.22%
         Highest contract charge 1.25% Initial Class     $ 8.87       --            --        --       5.09%
         All contract charges                                --       85      $    756      0.00%

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

                                                                       YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          -----  ----------- ------------ ---------- --------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND (CONTINUED)
2015    Lowest contract charge 1.10% Initial Class(i)     $8.62      --            --          --     (12.22)%
        Highest contract charge 1.25% Initial Class       $8.44      --            --          --     (14.23)%
        All contract charges                                 --      69          $576        4.71%
2014    Lowest contract charge 1.20% Initial Class        $9.84      --            --          --       1.03%
        Highest contract charge 1.25% Initial Class       $9.84      --            --          --       1.03%
        All contract charges                                 --      33          $320        0.76%
2013    Lowest contract charge 1.20% Initial Class(c)     $9.74      --            --          --      (0.61)%
        Highest contract charge 1.25% Initial Class(c)    $9.74      --            --          --      (0.61)%
        All contract charges                                 --       2          $ 23        0.00%

   ----------
  (a)Units were made available on February 19, 2013.
  (b)Units were made available on May 20, 2013.
  (c)Units were made available on November 18, 2013.
  (d)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (e)Units were made available on June 13, 2014.
  (f)Units were made available on September 22, 2014.
  (g)Units were made available on February 23, 2015.
  (h)Units were made available on March 27, 2015.
  (i)Units were made available on May 26, 2015.
  (j)Units were made available on July 20, 2015.
  (k)Units were made available on February 22, 2016.
  (l)Units were made available on May 19, 2017.
  (m)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
  (n)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.
  (o)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (p)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
  (q)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 to a fund merger on May 19, 2017.
  (r)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.
  (s)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (t)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.
  (u)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31, 2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-263

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

Retirement Cornerstone(R) Series 13.0

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 13.0?

The Retirement Cornerstone(R) Series 13.0 (the "Retirement Cornerstone(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)") and Retirement Cornerstone(R) Series L ("Series L"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs").()

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.
-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you elected the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).
Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix X" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of Principal death benefit;
(iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                      (RC 13.0)

                                                                        #502927

THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GMIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
.. AXA Moderate Allocation
.. Charter /SM/ Small Cap Value

 EQ ADVISORS TRUST

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. All Asset Growth - Alt 20
.. AXA Aggressive Strategy/(*)/
.. AXA Balanced Strategy/(*)/
.. AXA Conservative Growth Strategy/(*)/
.. AXA Conservative Strategy/(*)/
.. AXA Growth Strategy/(*)/
.. AXA Moderate Growth Strategy/(*)/
.. AXA Ultra Conservative Strategy/(**)/
.. AXA/AB Dynamic Moderate Growth/(*)/
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large Cap Focus Growth V.I. Fund


 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value

 HARTFORD HLS FUNDS -- CLASS IC SHARES
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS

 IVY VARIABLE INSURANCE PORTFOLIOS
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(1)/

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth

.. Ivy VIP Natural Resources

.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Dividend Strategy
.. QS Legg Mason Dynamic Multi-Strategy VIT

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- S CLASS SHARES
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio


 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 PUTNAM VARIABLE TRUST
.. Putnam VT Diversified Income

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II

 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(*)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(**)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. The contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus

--------------------------------------------------------------------------------


             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series at a glance --
               key features                                     11

             ------------------------------------------------------
             FEE TABLE                                          15
             ------------------------------------------------------

             Examples                                           17
             Condensed financial information                    18

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  19
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         19
             Owner and annuitant requirements                   19
             How you can make your contributions                20
             What are your investment options under the
               contract?                                        21
             Portfolios of the Trusts                           23
             Allocating your contributions                      34
             Dollar cost averaging                              35
             Credits and Earnings bonus (FOR SERIES CP(R)
               CONTRACTS)                                       38
             Annuity purchase factors                           39
             Guaranteed minimum income benefit                  39
             Death benefit                                      50
             Guaranteed minimum death benefits                  51
             Series CP(R) and your Guaranteed benefit bases     55
             How withdrawals affect your Guaranteed benefits    56
             Dropping or changing your Guaranteed benefits      56
             Guaranteed benefit offers                          57
             Inherited IRA beneficiary continuation contract    57
             Your right to cancel within a certain number of
               days                                             59

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               60
             ------------------------------------------------------
             Your account value and cash value                  60
             Your contract's value in the variable investment
               options                                          60
             Your contract's value in the guaranteed interest
               option                                           60
             Your contract's value in the account for special
               dollar cost averaging                            60
             Effect of your account values falling to zero      60

-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          62
             ------------------------------------------------------
             Transferring your account value                    62
             Disruptive transfer activity                       63
             Rebalancing among your Investment account
               variable investment options and guaranteed
               interest option                                  64
             Systematic transfer program                        64

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            66
             ------------------------------------------------------
             Withdrawing your account value                     66
             How withdrawals are taken from your Total account
               value                                            70
             Withdrawals treated as surrenders                  71
             Surrendering your contract to receive its cash
               value                                            71
             When to expect payments                            71
             Signature Guarantee                                71
             Your annuity payout options                        71

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            74
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 74
             Charges that the Trusts deduct                     78
             Group or sponsored arrangements                    78
             Other distribution arrangements                    79

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        80
             ------------------------------------------------------
             Your beneficiary and payment of benefit            80
             Non-spousal joint owner contract continuation      81
             Spousal continuation                               81
             Beneficiary continuation option                    82

             ------------------------------------------------------
             7. TAX INFORMATION                                 84
             ------------------------------------------------------
             Overview                                           84
             Contracts that fund a retirement arrangement       84
             Transfers among investment options                 84
             Taxation of nonqualified annuities                 84
             Individual retirement arrangements (IRAs)          87
             Traditional individual retirement annuities
               (traditional IRAs)                               87
             Roth individual retirement annuities (Roth IRAs)   92
             Tax withholding and information reporting          94
             Special rules for contracts funding qualified
               plans                                            95
             Impact of taxes to AXA Equitable                   95

             ------------------------------------------------------
             8. MORE INFORMATION                                96
             ------------------------------------------------------
             About Separate Account No. 70                      96
             About the Trusts                                   96
             About the general account                          96
             About other methods of payment                     97
             Dates and prices at which contract events occur    97
             About your voting rights                           98
             Cybersecurity                                      98
             Misstatement of age                                99
             Statutory compliance                               99
             About legal proceedings                            99

            Financial statements                                99
            Transfers of ownership, collateral assignments,
              loans and borrowing                               99
            About Custodial IRAs                               100
            How divorce may affect your Guaranteed benefits    100
            Distribution of the contracts                      100

            -------------------------------------------------------
            APPENDICES
            -------------------------------------------------------

          I  --  Condensed financial information                      I-1
         II  --  Dropping or changing your Guaranteed benefits       II-1
        III  --  Purchase considerations for QP contracts           III-1
         IV  --  Guaranteed benefit base examples                    IV-1
          V  --  Hypothetical illustrations                           V-1
         VI  --  State contract availability and/or variations of
                   certain features and benefits                     VI-1
        VII  --  Examples of Automatic payment plans                VII-1
       VIII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                        VIII-1
         IX  --  Formula for asset transfer program for
                   Guaranteed minimum income benefit                 IX-1
          X  --  Rules regarding contributions to your
                   contract                                           X-1

       ------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents                                            157
       ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you elected the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, a 3% credit is applied to eligible contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EARNINGS BONUS -- For Series CP(R) contracts, an amount equal to 3% of your annual investment gains will be added to your Total account value on each contract date anniversary.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.

                           DEFINITIONS OF KEY TERMS

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; (iii) your contract's maturity date; or (iv) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit

                           DEFINITIONS OF KEY TERMS
   account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for playing all amount owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.

 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes three series of the Retirement
                       Cornerstone(R) contract -- Series B, Series CP(R) and
                       Series L, (together "the Retirement Cornerstone(R)
                       Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                       Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                       Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                       Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix X" later in this Prospectus.

                       The chart below shows the availability of key features under each series of the contract.

                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; (iii) your contract's maturity date; and
                            (iv) your election to exercise the GMIB. Lifetime GMIB
                            payments can be on a single or joint life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you elected the GMIB, your investment allocations are
                               subject to our asset transfer program (''ATP''). The ATP
                               uses predetermined mathematical formulas to move account
                               value between the AXA Ultra Conservative Strategy
                               investment option and the other Protected Benefit account
                               variable investment options. Under these formulas, your
                               Protected Benefit account value, excluding amounts in a
                               special DCA account, may be transferred between the
                               Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy
                               investment option. For more information, please see
                               ''Guaranteed minimum income benefit (''GMIB'')'' in
                               ''Contract features and benefits'' later in this Prospectus and Appendix IX to this Prospectus.
                               The GMIB is issued with all eligible contracts unless you
                               opt out at the time you apply for your Retirement
                               Cornerstone(R) contract. See "Guaranteed minimum income
                               benefit" and "Annual withdrawal amount" under "Guaranteed
                               minimum income benefit" in "Contract features and benefits"
                               later in this Prospectus. ANY AMOUNTS YOU WISH TO BE
                               CREDITED TOWARD YOUR GMIB MUST BE ALLOCATED TO THE
                               PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               All three GMDBs are available in combination with the GMIB.
                               The Return of Principal death benefit and the Highest
                               Anniversary Value death benefit are available without the
                               GMIB. However, the "Greater of" death benefit can only be
                               selected in combination with the GMIB. If you do not select either the Highest Anniversary Value death benefit or the
                               "Greater of" death benefit, the Return of Principal death
                               benefit will automatically be issued with all eligible
                               contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "Rules regarding contributions to your contract" in "Appendix X".
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix II, for more information.
-------------------------------------------------------------------------------------------
CREDIT AND EARNINGS BONUS      You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is 3% of each
                               contribution. The Credit is subject to recovery by us in
                               certain limited circumstances.
                               An amount equal to 3% of your annual investment gains will be added to your Total account value on each contract date anniversary. This amount is the Earnings bonus. We do not
                               recover amounts associated with the Earnings bonus on
                               investment gains. Please see "Credits and Earnings bonus"
                               in "Contract features and benefits" for more information.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                      "Rules regarding contributions to your contract" in
                      "Appendix X" for more information, including important
                      limitations on contributions.

                                                 SERIES B           SERIES CP(R)        SERIES L
-----------------------------------------------------------------------------------------------------------
NQ                                               $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA                          $5,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
-----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary continuation contract  $5,000($1,000)     n/a                 $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-----------------------------------------------------------------------------------------------------------
QP                                               $5,000($500)       $10,000($500)       $25,000($500)
-----------------------------------------------------------------------------------------------------------

                      /(1)/$100 monthly and $300 quarterly under our automatic
                           investment program.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 100
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix II, for
                               more information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix X" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX VI LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain      SERIES B SERIES CP(R) SERIES L
payout options)./(2)/                                        7.00%    8.00%/(9)/   8.00%

Charge for each additional transfer in excess of 12                Maximum Charge: $35
transfers per contract year:/(3)/                                   Current Charge: $0

SPECIAL SERVICE CHARGES:/(4)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35/(6)/
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(5)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65/(6)/
--------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE
 ANNIVERSARY
------------------------------------------------------------------------
Maximum annual administrative charge/(7)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(8)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more

---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(9)/                       SERIES B SERIES CP(R) SERIES L
                                                             -------- ---------    --------
Operations                                                   0.80%    1.05%        1.10%
Administration                                               0.30%    0.35%        0.35%
Distribution                                                 0.20%    0.25%        0.25%
                                                             -----    -----        -----
Total separate account annual expenses ("Contract fee")      1.30%    1.65%        1.70%

--------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF
 THE FOLLOWING OPTIONAL BENEFITS
--------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(10) /Deducted
annually/(11) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Additional Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
--------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(12)/:                                       1.15%
--------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(10)/. Deducted annually/(11)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(12)/:                                       1.15%
----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(13)/            0.59%  2.44%
-----------------------------------------------------------------------------------------------------------


Notes:

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

                 Contract Year  Series B Series CP(R) Series L
                 -------------  -------- ------------ --------
                     1.........  7.00%      8.00%      8.00%
                     2.........  7.00%      8.00%      7.00%
                     3.........  6.00%      7.00%      6.00%
                     4.........  6.00%      6.00%      5.00%
                     5.........  5.00%      5.00%      0.00%
                     6.........  3.00%      4.00%      0.00%
                     7.........  1.00%      3.00%      0.00%
                     8.........  0.00%      2.00%      0.00%
                     9.........  0.00%      1.00%      0.00%
                     10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(8)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(9)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(10)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(11)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this prospectus.

(13)The "Total Annual Operating Expenses" are based in part, on estimated amounts of such expenses.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R): 0.011%; and Series L: 0.013%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,204   $2,463    $4,148    $8,905    $504  $1,863  $3,648   $8,905
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,191   $2,423    $4,085    $8,802    $491  $1,823  $3,585   $8,802
---------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,350   $2,698    $4,364    $9,275    $550  $1,998  $3,864   $9,275
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,336   $2,657    $4,300    $9,172    $536  $1,957  $3,800   $9,172
---------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,347   $2,587    $3,843    $9,217    $547  $1,987  $3,843   $9,217
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,333   $2,547    $3,781    $9,119    $533  $1,947  $3,781   $9,119
---------------------------------------------------------------------------------------------------------

                                   FEE TABLE

The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R):
0.011% and Series L: 0.013%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,094   $1,793    $2,510    $4,129    $394  $1,193  $2,010   $4,129
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  899   $1,216    $1,558    $2,285    $199  $  616  $1,058   $2,285
---------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,243   $2,040    $2,748    $4,576    $443  $1,340  $2,248   $4,576
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,043   $1,450    $1,783    $2,744    $243  $  750  $1,283   $2,744
---------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,236   $1,916    $2,208    $4,488    $436  $1,316  $2,208   $4,488
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,042   $1,344    $1,273    $2,719    $242  $  744  $1,273   $2,719
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits


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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix X later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

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WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
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We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix VI later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

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THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
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Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

                        CONTRACT FEATURES AND BENEFITS

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix III at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

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THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
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If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series CP(R)
    contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GMIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
AXA STRATEGIC ALLOCATION
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.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy/(1)/
.. AXA/AB Dynamic Moderate Growth
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(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth - Alt 20


.. AB VPS International Growth
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)
.. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large(R) Cap Focus Growth V.I. Fund

.. Charter/SM/ Small Cap Value
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Dividend Strategy
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(1)/

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth

.. Ivy VIP Natural Resources

.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Neuberger Berman International Equity

.. Neuberger Berman U.S. Equity Index PutWrite Strategy

.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. Putnam VT Diversified Income
.. QS Legg Mason Dynamic Multi-Strategy VIT
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. VanEck VIP Global Hard Assets
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(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB or the "Greater of" GMDB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of

                        CONTRACT FEATURES AND BENEFITS

Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


---------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT ADVISER
 AXA PREMIER VIP TRUST                                                       (OR SUB-ADVISER(S),  VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                             AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital    .   AXA Equitable    (check mark)
                                       appreciation and current income.          Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of  .   AXA Equitable
  VALUE                                capital.                                  Funds
                                                                                 Management
                                                                                 Group, LLC


----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                             (OR SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                               AS APPLICABLE)        MANAGEMENT
----------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to achieve total return from      .   DoubleLine
  DYNAMIC ALLOCATION                   long-term capital appreciation and          Capital LP
                                       income.
----------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME      Class IA    Seeks a combination of growth and       .   Barrow, Hanley,
                                       income to achieve an above average          Mewhinney &
                                       and consistent total return.                Strauss LLC
----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS &    Class IA    Seeks to achieve capital appreciation.  .   GAMCO Asset
  ACQUISITIONS                                                                     Management, Inc.
----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL        Class IA    Seeks to maximize capital               .   GAMCO Asset
  COMPANY VALUE                        appreciation.                               Management, Inc.
----------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND    Class IB    Seeks to maximize current income.       .   AXA Equitable
                                                                                   Funds
                                                                                   Management
                                                                                   Group, LLC
                                                                               .   AXA Investment
                                                                                   Managers, Inc.
                                                                               .   Post Advisory
                                                                                   Group, LLP
----------------------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES  Class IB    Seeks to achieve long-term growth of    .
                                       capital.                                    AllianceBernstein
                                                                                   L.P.
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                            (OR SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                              AS APPLICABLE)        MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE        Class IB    Seeks to provide long-term capital     .
                                       appreciation and current income.           AllianceBernstein
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH - ALT 20  Class IA    Seeks long-term capital appreciation   .   AXA Equitable
                                       and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE             Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of     .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        capital, with a greater emphasis on        Funds
                                       current income.                            Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.  .   AXA Equitable     (check mark)
  STRATEGY/(+)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(+)/   Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
                                       and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(+)/                        and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE     Class IB    Seeks current income.                  .   AXA Equitable     (check mark)
  STRATEGY/(++)/                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE    Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(+)/                          long- term growth of capital and           AllianceBernstein
                                       income.                                    L.P.
-----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH    Class IA    Seeks to achieve long-term growth of   .
                                       capital.                                   AllianceBernstein
                                                                                  L.P.
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE      Class IB    Seeks to achieve long-term capital     .   ClearBridge
  CAP GROWTH                           growth.                                    Investments, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON     Class IA    Primarily seeks capital appreciation   .   AXA Equitable     (check mark)
  ALLOCATION MANAGED                   and secondarily seeks income.              Funds
  VOLATILITY                                                                      Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY          Class IA    Seeks to achieve long-term capital     .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on           Funds
                                       risk-adjusted returns and managing         Management
                                       volatility in the Portfolio.               Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Morgan Stanley
                                                                                  Investment
                                                                                  Management Inc.
                                                                              .
                                                                                  OppenheimerFunds,
                                                                                  Inc.
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of   .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-          Funds
                                       adjusted returns and managing              Management
                                       volatility in the Portfolio.               Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST
                                                                                  Partners, LLC
                                                                              .   Federated
                                                                                  Global
                                                                                  Investment
                                                                                  Management Corp.
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company d/b/a
                                                                                  MFS Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                               (OR SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)        MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE    Class IA    Seeks to provide current income and       .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   long-term growth of income,                   Funds
                                       accompanied by growth of capital              Management
                                       with an emphasis on risk-adjusted             Group, LLC
                                       returns and managing volatility in the    .   BlackRock
                                       Portfolio.                                    Investment
                                                                                     Management, LLC
                                                                                 .   Northern Cross,
                                                                                     LLC
--------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE       Class IA    Seeks to achieve capital growth.          .   Janus Capital
                                                                                     Management LLC
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH       Class IA    Seeks to provide long-term capital        .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   growth with an emphasis on risk-              Funds
                                       adjusted returns and managing                 Management
                                       volatility in the Portfolio.                  Group, LLC
                                                                                 .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
                                                                                 .   HS Management
                                                                                     Partners, LLC
                                                                                 .   Loomis, Sayles
                                                                                     & Company, L.P.
                                                                                 .   Polen Capital
                                                                                     Management, LLC
                                                                                 .   T. Rowe Price
                                                                                     Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of      .                     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-             AllianceBernstein
                                       adjusted returns and managing                 L.P.
                                       volatility in the Portfolio.              .   AXA Equitable
                                                                                     Funds
                                                                                     Management
                                                                                     Group, LLC
                                                                                 .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
                                                                                 .   Massachusetts
                                                                                     Financial
                                                                                     Services
                                                                                     Company d/b/a
                                                                                     MFS Investment
                                                                                     Management
--------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.    .   Loomis, Sayles
                                                                                     & Company, L.P.
--------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital        .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk         Funds
                                       adjusted returns and managing                 Management
                                       volatility in the Portfolio.                  Group, LLC
                                                                                 .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
                                                                                 .   Diamond Hill
                                                                                     Capital
                                                                                     Management, Inc.
                                                                                 .   Wellington
                                                                                     Management
                                                                                     Company, LLP
--------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation     .   BlackRock
  EQUITY                               and secondarily, income.                      Investment
                                                                                     Management, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Class IA    Seeks to achieve long-term growth of      .   Capital
  RESEARCH                             capital.                                      Guardian Trust
                                                                                     Company
--------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before    .
                                       expenses that approximates the total          AllianceBernstein
                                       return performance of the Russell             L.P.
                                       3000(R) Index, including reinvestment
                                       of dividends, at a risk level consistent
                                       with that of the Russell 3000(R) Index.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                              (OR SUB-ADVISER(S),      VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before   .   SSgA Funds
                                       expenses that approximates the total         Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate
                                       Government/Credit Bond Index,
                                       including reinvestment of dividends,
                                       at a risk level consistent with that of
                                       the Bloomberg Barclays U.S.
                                       Intermediate Government/Credit
                                       Bond Index.
--------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of     .
  EQUITY PLUS                          capital.                                     AllianceBernstein
                                                                                    L.P.
                                                                                .   AXA Equitable
                                                                                    Funds
                                                                                    Management
                                                                                    Group, LLC
                                                                                .   EARNEST
                                                                                    Partners, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before   .
                                       expenses that approximates the total         AllianceBernstein
                                       return performance of the Standard &         L.P.
                                       Poor's 500 Composite Stock Price
                                       Index, including reinvestment of
                                       dividends, at a risk level consistent
                                       with that of the Standard & Poor's 500
                                       Composite Stock Price Index.
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS        Class IA    Seeks to achieve capital growth and      .   AXA Equitable
                                       current income.                              Funds
                                                                                    Management
                                                                                    Group, LLC
                                                                                .
                                                                                    BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Wells Fargo
                                                                                    Asset
                                                                                    Management
                                                                                    (International),
                                                                                    LLC
                                                                                .   Wells Capital
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before   .   SSgA Funds
  GOVERNMENT BOND                      expenses that approximates the total         Management, Inc.
                                       return performance of the Bloomberg
                                       Barclays U.S. Intermediate
                                       Government Bond Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Bloomberg Barclays U.S. Intermediate
                                       Government Bond Index.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before  .
  INDEX                                expenses) that approximates the total        AllianceBernstein
                                       return performance of a composite            L.P.
                                       index comprised of 40% DJ Euro
                                       STOXX 50 Index, 25% FTSE 100
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and      .   Invesco
                                       income.                                      Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                (OR SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)        MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before     .
                                       expenses that approximates the total           AllianceBernstein
                                       return performance of the Russell              L.P.
                                       1000(R) Growth Index, including
                                       reinvestment of dividends at a risk level
                                       consistent with that of the Russell
                                       1000(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Russell
                                       1000(R) Value Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the Russell
                                       1000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.     .   Massachusetts
  GROWTH                                                                              Financial
                                                                                      Services
                                                                                      Company d/b/a
                                                                                      MFS Investment
                                                                                      Management
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Standard &
                                       Poor's Mid Cap 400 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Standard & Poor's Mid Cap 400 Index.
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+++)/     Class IA    Seeks to obtain a high level of current    .   The Dreyfus
                                       income, preserve its assets and                Corporation
                                       maintain liquidity.
-------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.     .
                                                                                      OppenheimerFunds,
                                                                                      Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real              .   Pacific
  RETURN                               return, consistent with preservation of        Investment
                                       capital and prudent investment                 Management
                                       management.                                    Company LLC
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess       .   Pacific
                                       of traditional money market products           Investment
                                       while maintaining an emphasis on               Management
                                       preservation of capital and liquidity.         Company LLC
-------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as           .
                                       possible (before expenses) the total           AllianceBernstein
                                       return of the Russell 2000(R) Index.           L.P.
-------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital         .   T. Rowe Price
  STOCK                                appreciation and secondarily, income.          Associates, Inc.
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of       .
  EQUITY                               capital.                                       AllianceBernstein
                                                                                      L.P.
                                                                                  .   AXA Equitable
                                                                                      Funds
                                                                                      Management
                                                                                      Group, LLC
                                                                                  .   ClearBridge
                                                                                      Investments, LLC
                                                                                  .   Scotia
                                                                                      Institutional
                                                                                      Management US,
                                                                                      Ltd.
                                                                                  .   T. Rowe Price
                                                                                      Associates, Inc.
                                                                                  .   Westfield
                                                                                      Capital
                                                                                      Management
                                                                                      Company, L.P.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                           (OR SUB-ADVISER(S),       VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                             AS APPLICABLE)            MANAGEMENT
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of  .
  GROWTH                               capital.                                  AllianceBernstein
                                                                                 L.P.
                                                                             .   AXA Equitable
                                                                                 Funds
                                                                                 Management
                                                                                 Group, LLC
                                                                             .
                                                                                 BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Franklin
                                                                                 Advisers, Inc.
                                                                             .
                                                                                 Wellington Management
                                                                                 Company, LLP
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term            .   AXA Equitable
  VALUE                                   growth of capital.                     Funds
                                                                                 Management
                                                                                 Group, LLC
                                                                             .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   Diamond Hill
                                                                                 Capital
                                                                                 Management, Inc.
                                                                             .   Lord, Abbett &
                                                                                 Co. LLC


------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 FUNDS) - SERIES II                                                            (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED  The fund's investment objective is to provide        .   Invesco Advisers, Inc.
  DIVIDEND FUND           reasonable current income and long-term growth of
                          income and capital.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL  The fund's investment objective is total return      .   Invesco Advisers, Inc.
  ESTATE FUND             through growth of capital and current income.        .   Sub-Adviser: Invesco Asset
                                                                                   Management Limited
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD   The fund's investment objective is total return,     .   Invesco Advisers, Inc.
  FUND                    comprised of current income and capital              .   Sub-Adviser: Invesco Canada
                          appreciation.                                            Ltd.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I.              The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  INTERNATIONAL GROWTH    of capital.
  FUND
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP      The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  CORE EQUITY FUND        of capital.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP    The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  EQUITY FUND             of capital.


----------------------------------------------------------------------------------------------------------------
 AB VARIABLE
 PRODUCT SERIES FUND,                                                        INVESTMENT ADVISER
 INC. - CLASS B                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL      The Portfolio's investment objective is long-term  .   AllianceBernstein L.P.
  GROWTH PORTFOLIO        growth of capital.


-----------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                           INVESTMENT ADVISER
 CLASS II                                                                     (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID   The fund seeks long-term capital growth. Income is  .   American Century Investment
  CAP VALUE FUND          a secondary objective.                                  Management, Inc.
-----------------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS INSURANCE
 SERIES(R) - CLASS P-2                                                        INVESTMENT ADVISER
 SHARES                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME            OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
MANAGED RISK ASSET         The fund's investment objective is to provide you  .   Capital Research and
  ALLOCATION FUND          with high total return (including income and           Management Company
                           capital gains) consistent with preservation of     .   Sub-Adviser: Milliman
                           capital over the long term while seeking to            Financial Risk Management LLC
                           manage volatility and provide downside
                           protection.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) - CLASS 4                                                             INVESTMENT ADVISER
 SHARES                                                                          (OR SUB-ADVISER(S),
 PORTFOLIO NAME            OBJECTIVE                                             AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
BOND FUND                  The fund's investment objective is to provide as      .   Capital Research and
                           high a level of current income as is consistent with      Management Company
                           the preservation of capital.
--------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL               The fund's investment objective is to provide long-   .   Capital Research and
  CAPITALIZATION FUND      term growth of capital.                                   Management Company
--------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)          The fund's investment objective is long-term          .   Capital Research and
                           capital appreciation.                                     Management Company


------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES                                                          INVESTMENT ADVISER
 FUNDS, INC. - CLASS III                                         (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------
BLACKROCK                 To seek high total investment return.  .   Adviser BlackRock Advisors, LLC
  GLOBAL ALLOCATION V.I.
  FUND
------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP       Seeks long-term capital growth.        .   Adviser BlackRock Advisors, LLC
  FOCUS GROWTH V.I. FUND


---------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE
 PRODUCTS (VIP) -                                                         INVESTMENT ADVISER
 SERVICE CLASS 2                                                          (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                       AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks long-term capital appreciation.           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO                                                     Company (FMR)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       Seeks long-term growth of capital.              .   Fidelity Management &
  CAP PORTFOLIO                                                               Research Company (FMR)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks a high level of current income. The fund  .   Fidelity Management & Research
  STRATEGIC INCOME        may also seek capital appreciation.                 Company (FMR)
  PORTFOLIO
---------------------------------------------------------------------------------------------------------------


 FIRST TRUST VARIABLE
 INSURANCE                                                                    INVESTMENT ADVISER
 TRUST                                                                        (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE
-------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES     Seeks to provide total return by allocating among   .   First Trust Advisors, L.P.
  DIVIDEND & INCOME       dividend-paying stocks and investment grade bonds.
  ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME  Seeks to maximize current income, with a            .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO    secondary objective of capital appreciation.


--------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS                                                            INVESTMENT ADVISER
 TRUST - CLASS 2                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS   The Fund's principal investment goal is capital      .   Fund Administrator: Franklin
  ALLOCATION VIP FUND     appreciation. Its secondary goal is income.              Templeton Services, LLC
--------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND  Seeks to maximize income while maintaining           .   Franklin Advisers, Inc.
                          prospects for capital appreciation.
--------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES    The Fund's principal investment goal is capital      .   Franklin Mutual Advisers, LLC
  VIP FUND                appreciation. Its secondary goal is income.
--------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING           Seeks long-term capital appreciation, with           .   Franklin Advisory Services, LLC
  DIVIDENDS VIP FUND      preservation of capital as an important
                          consideration.
--------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC        The Fund's principal investment goal is to seek a    .   Franklin Advisers, Inc.
  INCOME VIP FUND         high level of current income. Its secondary goal is
                          capital appreciation over long term.
--------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING      Seeks long-term capital appreciation.                .   Templeton Asset Management Ltd.
  MARKETS  VIP FUND
--------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP     Seeks long-term capital growth.                      .   Templeton Investment Counsel, LLC
  FUND
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL          Seeks high current income, consistent with           .   Franklin Advisers, Inc.
  BOND VIP FUND           preservation of capital. Capital appreciation is a
                          secondary consideration.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE
 INSURANCE TRUST -                                               INVESTMENT ADVISER
 SERVICE SHARES                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     Seeks long-term capital appreciation.  .   Goldman Sachs Asset Management,
  CAP VALUE FUND                                                     L.P.


------------------------------------------------------------------------------------------------------
 HARTFORD HLS FUNDS -                                           INVESTMENT ADVISER
 CLASS IC SHARES                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          The Fund seeks growth of capital.     .   Hartford Funds Management
  APPRECIATION HLS FUND                                             Company, LLC
                                                                .
                                                                    Sub-Adviser: Wellington Management
                                                                    Company LLP
------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           The Fund seeks capital appreciation.  .   Hartford Funds Management
  OPPORTUNITIES HLS FUND                                            Company, LLC
                                                                .
                                                                    Sub-Adviser: Wellington Management
                                                                    Company LLP


----------------------------------------------------------------------------------------------------------------------
 IVY VARIABLE INSURANCE                                                          INVESTMENT ADVISER
 PORTFOLIOS                                                                      (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY    To seek to provide total return.                       .   Ivy Investment Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY            To seek to provide capital growth and appreciation.    .   Ivy Investment Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY     To seek to provide total return through a              .   Ivy Investment Management
  INCOME/(1)/             combination of current income and capital                  Company (IICO)
                          appreciation.
----------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME       To seek to provide total return through a combination  .   Ivy Investment Management
                          of high current income and capital appreciation.           Company (IICO)
----------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH    To seek to provide growth of capital.                  .   Ivy Investment Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES To seek to provide capital growth and appreciation.    .   Ivy Investment Management
                                                                                     Company (IICO)
----------------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND       To seek to provide growth of capital.                  .   Ivy Investment Management
  TECHNOLOGY                                                                         Company (IICO)
----------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH  To seek to provide growth of capital.                  .   Ivy Investment Management
                                                                                     Company (IICO)


------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                                  INVESTMENT ADVISER
 SERVICE SHARES                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.  .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO


-----------------------------------------------------------------------------------------------------------------------
 LEGG MASON - SHARE                                                               INVESTMENT ADVISER
 CLASS II                                                                         (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      Seeks capital appreciation.                             .   Legg Mason Partners Fund
  AGGRESSIVE GROWTH                                                                   Advisor, LLC (Investment Manager)
  PORTFOLIO                                                                       .   Sub-Adviser: ClearBridge
                                                                                      Investments, LLC
-----------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      Seeks dividend income, growth of dividend income        .   Legg Mason Partners Fund
  DIVIDEND STRATEGY       and long-term capital appreciation.                         Advisor, LLC (Investment Manager)
  PORTFOLIO                                                                       .   Sub-Adviser: ClearBridge
                                                                                      Investments, LLC
-----------------------------------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC     The fund seeks the highest total return (that is, a     .   Legg Mason Partners Fund
  MULTI-STRATEGY VIT      combination of income and long-term capital                 Advisor, LLC (Investment Manager)
  PORTFOLIO               appreciation) over time consistent with its asset mix.  .   Sub-Adviser: QS Investors, LLC
                          The fund will seek to reduce volatility as a secondary      and Western Asset Management
                          objective.                                                  Company
-----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. -                                                                   INVESTMENT ADVISER
 CLASS VC                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND          The fund's investment objective is to seek high       .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO     current income and the opportunity for capital
  (VC)                    appreciation to produce a high total return.
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC       The fund's investment objective is growth of capital  .   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO (VC)    and growth of income consistent with reasonable
                          risk.
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH        The fund's investment objective is capital            .   Lord, Abbett & Co. LLC
  OPPORTUNITIES           appreciation.
  PORTFOLIO (VC)


-------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                           INVESTMENT ADVISER
 SERVICE CLASS                                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                           Company
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  SERIES                  appreciation.                                           Company
-------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS      The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  INVESTORS GROWTH STOCK  appreciation.                                           Company
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY         The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  PORTFOLIO               appreciation.                                           Company
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total    .   Massachusetts Financial Services
                          return.                                                 Company


----------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN
 ADVISERS MANAGEMENT                                                       INVESTMENT ADVISER
 TRUST - S CLASS SHARES                                                    (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                        AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN          The fund seeks long-term growth of capital by    .   Neuberger Berman Investment
  INTERNATIONAL EQUITY    investing primarily in common stocks of foreign      Advisers LLC
  PORTFOLIO               companies.
----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S.     The fund seeks long-term growth of capital and   .   Neuberger Berman Investment
  EQUITY INDEX PUTWRITE   income generation.                                   Advisers LLC
  STRATEGY PORTFOLIO


-------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS                                                              INVESTMENT ADVISER
 VARIABLE TRUST                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE
-------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED      The Portfolio seeks to provide superior volatility  .   7Twelve Advisors, LLC
  PORTFOLIO/(++++)/       risk-adjusted returns when compared to the bond
                          and equity markets in general.


---------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                        INVESTMENT ADVISER
 ADVISOR CLASS                                                            (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                       AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
PIMCO                     Seeks maximum real return consistent with       .   Pacific Investment Management
  COMMODITYREALRETURN(R)  prudent investment management.                      Company LLC
  STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
PIMCO EMERGING            Seeks maximum total return, consistent with     .   Pacific Investment Management
  MARKETS BOND PORTFOLIO  preservation of capital and prudent investment      Company LLC
                          management.
---------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN         Seeks maximum real return, consistent with      .   Pacific Investment Management
  PORTFOLIO               preservation of real capital and prudent            Company LLC
                          investment management.
---------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN        Seeks maximum total return, consistent with     .   Pacific Investment Management
  PORTFOLIO               preservation of capital and prudent investment      Company LLC
                          management.


----------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT ADVISER
 PROFUNDS VP                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                        AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY  Seeks investment results, before fees and        .   ProFund Advisors LLC
                          expenses, that correspond to the performance of
                          the Dow Jones U.S. Biotechnology/SM /Index.
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 PUTNAM VARIABLE TRUST -                                                     INVESTMENT ADVISER
 IB SHARE CLASS                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED     Seeks as high a level of current income as Putnam  .   Investment Manager: Putnam
  INCOME FUND             Investment Management, LLC believes is                 Investment Management, LLC
                          consistent with preservation of capital.           .   Sub-Adviser: Putnam Investments
                                                                                 Limited


------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY                                            INVESTMENT ADVISER
 SERIES, INC.                                                    (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------
T. ROWE PRICE             Seeks long-term capital appreciation.  .   T. Rowe Price Associates, Inc.
  HEALTH SCIENCES
  PORTFOLIO - II


------------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST - S                                                        INVESTMENT ADVISER
 CLASS                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD    Seeks long-term capital appreciation by investing  .   Van Eck Associates Corporation
  ASSETS FUND             primarily in hard asset securities. Income is a
                          secondary consideration.
------------------------------------------------------------------------------------------------------------------


(+) This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(++)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(+++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++++)7Twelve /TM/ is a registered trademark belonging to Craig L. Israelsen.

(1) This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. The variable investment option's name in effect until on or about May 1, 2017, is Ivy VIP Dividend Opportunities Fund.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2018 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or an available Special DCA program. If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or a Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix X for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you elected the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting

                        CONTRACT FEATURES AND BENEFITS
a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix VI later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed

                        CONTRACT FEATURES AND BENEFITS
interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

                        CONTRACT FEATURES AND BENEFITS

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section.

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix VI later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

                        CONTRACT FEATURES AND BENEFITS

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS AND EARNINGS BONUS (FOR SERIES CP(R) CONTRACTS)

Under certain circumstances credits and the Earnings bonus will be allocated to your Total account value. We do not include these amounts in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits and the Earnings bonus are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). Credits and Earnings bonus are included in the assessment of any charge that is based on your account value. Credits and Earnings bonus are also not considered to be part of your investment in the contract for tax purposes. For more information on how credits and the Earnings bonus affect your benefit bases, see "Series CP(R), and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit and Earnings bonus. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for more than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix VI later in this Prospectus.

CREDITS ON CONTRIBUTIONS. A credit will be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The amount of the credit will be 3% of each contribution. This credit percentage will be credited to your initial contribution and each eligible subsequent contribution. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

CREDIT RECOVERY. We do not recover amounts associated with the Earnings bonus. We will recover all or a portion of the credits on contributions in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

                        CONTRACT FEATURES AND BENEFITS

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option. We do not include credits in the calculation of any withdrawal charge.

EARNINGS BONUS. An amount equal to 3% of your annual investment gains, called an Earnings bonus, will be added to your Total account value on each contract date anniversary that your Total account value is greater than your account value peak. At contract issue, your account value peak equals your initial contribution plus any eligible credit on your contribution. Your account value peak is increased by subsequent contributions, including any corresponding credits on those contributions. Your account value peak is NOT decreased by withdrawals. On each contract date anniversary, we will determine if you have investment gains by comparing your Total account value to your account value peak. If your account value peak is greater than your Total account value, you have no investment gains available for the Earnings bonus. If your Total account value is greater than your account value peak, your gains will equal your Total account value minus your current account value peak and we will increase your Total account value by an amount equal to 3% of your gains. The increase to your account value will occur after any applicable optional benefit base ratchet or reset. Your new account value peak will then equal your increased Total account value.

The Earnings bonus will be allocated to your Investment account value and your Protected Benefit account value in proportion to your investment in those accounts as of that contract date anniversary. Furthermore, the Earnings bonus will be allocated within each account according to your allocation instructions on file. If you do not have allocation instructions on file, the Earnings bonus will be allocated among your investment options in proportion to your investments on that date.

For example, assume you make an initial contribution of $100,000 to your contract. Your Total account value increases by a $3,000 credit on contributions (3% x $100,000). Your account value peak is $103,000. Later, you make a subsequent contribution of $100,000. Your Total account value increases by an additional $3,000 credit on contributions (3% x $100,000). Your subsequent contribution increases your account value peak to $206,000 ($103,000 + $103,000). Assume you make no further contributions and on your next contract date anniversary your Total account value is $240,000. Your Total account value ($240,000) is greater than your account value peak ($206,000) and your gain is $34,000 ($240,000 - $206,000). Your Earnings bonus on your investment gain is $1,020 (3% x $34,000). Your new Total account value is increased to $241,020, which is also your new account value peak.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday;

(iii)your contract's maturity date; or

(iv)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual

                        CONTRACT FEATURES AND BENEFITS

Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. The GMIB is issued to owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be issued based on the older owner's age. The GMIB cannot be added to your contract later if you decide to opt-out.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information.

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THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US YOU DO NOT WANT IT (OR "OPT OUT") AT THE TIME YOU COMPLETE YOUR APPLICATION.
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When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GMIB BENEFIT BASE

Your GMIB has a benefit base. Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. ANY WITHDRAWALS DURING THE FIRST CONTRACT YEAR YOU FUND YOUR PROTECTED BENEFIT ACCOUNT WILL REDUCE YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS,
BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

                        CONTRACT FEATURES AND BENEFITS

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

Provided you did not opt out of the GMIB, you can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix IV later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in

                        CONTRACT FEATURES AND BENEFITS
either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

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ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix III -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later

                        CONTRACT FEATURES AND BENEFITS
contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral Roll-up rate will not be less than 4% or, if greater, the Deferral Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates are in effect will get the new business rates.

New business rates are no longer applicable after the duration specified in your contract.

75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral Roll-up rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix VI later in this Prospectus.

EXAMPLES:

..   You sign your application for Retirement Cornerstone(R) Series contract on
    September 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your initial Annual Roll-up and Deferral Roll-up rates and they will apply to your contract for two contract years. Thereafter, Renewal rates will apply.

                        CONTRACT FEATURES AND BENEFITS

RENEWAL RATES. After the new business rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.


                              -------------------

                        CONTRACT FEATURES AND BENEFITS

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VIII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

                        CONTRACT FEATURES AND BENEFITS

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

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* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VIII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually beginning at the end of the next contract year. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

                        CONTRACT FEATURES AND BENEFITS

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age 95. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday;

(iii)your contract's maturity date; or

(iv)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by contract maturity, age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under "GMIB" no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

                        CONTRACT FEATURES AND BENEFITS

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix V for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(IV)IF YOU RESET THE GMIB BENEFIT BASE (AS DESCRIBED EARLIER IN THIS SECTION), YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. PLEASE NOTE THAT IN MOST CASES, RESETTING YOUR GMIB BENEFIT BASE WILL LENGTHEN THE WAITING PERIOD;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;


(vi)if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and
(vii)if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant's age; and

(viii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.


See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

ASSET TRANSFER PROGRAM (''ATP'')

If you elected the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other

                        CONTRACT FEATURES AND BENEFITS

Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix IX later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. In the 20th ATP year (and later), the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix IX for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix IX later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of

                        CONTRACT FEATURES AND BENEFITS
your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix IX later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix IX later in this Prospectus.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

            -------------------------------------------------------
            GUARANTEED MINIMUM   SERIES B AND L,    SERIES CP(R)
               DEATH BENEFIT        CONTRACTS        CONTRACTS
            -------------------------------------------------------
            Return of Principal  Issue Ages 0-80  Issue Ages 0-70
            death benefit
            ---------------------
            Highest Anniversary
            Value death benefit
            -------------------------------------------------------
            The "Greater of"     Issue Ages 20-65 Issue Ages 20-65
            death benefit
            -------------------------------------------------------

The "Greater of" death benefit can only be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R)
    contracts only)

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options, less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix IV later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following

                        CONTRACT FEATURES AND BENEFITS
   the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix IV later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. ANY WITHDRAWALS DURING THE FIRST CONTRACT YEAR YOU FUND YOUR PROTECTED BENEFIT ACCOUNT WILL REDUCE YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract

                        CONTRACT FEATURES AND BENEFITS
year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. The new business rates are no longer applicable after the second contract year -- even if you fund your Guaranteed benefits after the second contract year. See "New business rates" under "Guaranteed minimum income benefit" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."

NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit

                        CONTRACT FEATURES AND BENEFITS
account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the

                        CONTRACT FEATURES AND BENEFITS
automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix IV later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix IV later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(R) AND YOUR GUARANTEED BENEFIT BASES

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because credits to your Investment account are always considered transferred first.

                        CONTRACT FEATURES AND BENEFITS

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Please see Appendix VIII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your

                        CONTRACT FEATURES AND BENEFITS

GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and (ii) the expiration of all withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB or "Greater of" death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix II "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

                        CONTRACT FEATURES AND BENEFITS

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

                        CONTRACT FEATURES AND BENEFITS

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you elected the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. SINCE THE CONTRACTS ARE NO LONGER AVAILABLE TO NEW PURCHASERS, THIS CANCELLATION PROVISION IS NO LONGER APPLICABLE.

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix VI later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive

                       DETERMINING YOUR CONTRACT'S VALUE

   Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later until your first contract date anniversary. If you do not elect the "Greater of" GMDB and you do not opt out of the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later, your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary following age 85, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits and Earnings bonus applied to the
    Investment account will not be part of the net contribution amount. The total amount of credit and Earnings bonus applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix X later in this Prospectus for more information.

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                                                                            METHOD OF WITHDRAWAL
                                                             ----------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
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Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
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QP/(5)/                                                         Yes       Yes      No         No         No
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix III: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the

                             ACCESSING YOUR MONEY
contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VII. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VIII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

                             ACCESSING YOUR MONEY

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have

                             ACCESSING YOUR MONEY
allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GMIB. For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with or without the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

Owners of tax-qualified contracts (IRA and QP) should consider the effect of resetting the GMIB benefit base if RMD payments must begin before the end of the new exercise waiting period. See ''GMIB benefit base reset'' in ''Contract features and benefits'' earlier in this Prospectus.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial

                             ACCESSING YOUR MONEY
withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VIII later in this Prospectus.

                             ACCESSING YOUR MONEY

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GMIB (while the no lapse guarantee is in effect unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protected Benefit account value falls to zero.

..   If you did not elect the GMIB or if the no lapse guarantee is no longer in effect, or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

..   any disbursement requested within 30 days of a change to the address;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request;

..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

                             ACCESSING YOUR MONEY

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.


We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details.


The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------
Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
--------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

                             ACCESSING YOUR MONEY

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix VI later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.30%
   Series CP(R):   0.35%
   Series L:       0.35%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.20%
   Series CP(R):   0.25%
   Series L:       0.25%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix VI later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------------------------------------------------------
                         WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
----------------------------------------------------------------------------------------------------------------
                                                             1   2   3   4      5    6   7      8    9     10
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
----------------------------------------------------------------------------------------------------------------
Series L                                                     8%  7%  6%  5%  0%/(2)/ --  --  --      --  --
----------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
----------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any

                             CHARGES AND EXPENSES
contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GMIB. If you have Guaranteed minimum death benefit with your contract, but did not elect the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

                             CHARGES AND EXPENSES

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

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For the Highest Anniversary Value death benefit, "Greater of" death benefit and GMIB, we will deduct each charge from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GMIB, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT AND "GREATER OF" DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit and "Greater of" death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period

                             CHARGES AND EXPENSES
and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix II for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these

                             CHARGES AND EXPENSES
rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

                           PAYMENT OF DEATH BENEFIT

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

   -- If the surviving spouse is age 66 or over on the date of your death for the "Greater of" death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your

                           PAYMENT OF DEATH BENEFIT
         death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Protected Benefit account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the Guaranteed minimum death benefit base.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix VI later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

                           PAYMENT OF DEATH BENEFIT

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix III at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one

                                TAX INFORMATION
or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies). Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

                                TAX INFORMATION

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

                                TAX INFORMATION

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, Series L or Series CP(R) Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted

                                TAX INFORMATION
to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age
70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2018 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2018). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

                                TAX INFORMATION

..   loans that are treated as distributions; or


..   certain death benefit payments to a beneficiary who is not your surviving spouse; or


..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer

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457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 701/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the

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required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section.

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Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R) and Series L Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.

Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.

Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

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..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.



The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


Conversion rollover contributions to Roth IRAs cannot be recharacterized.


To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

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..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our

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affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix III at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and

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stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders

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from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).


Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix VI later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such

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directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

                               MORE INFORMATION

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25

                               MORE INFORMATION
to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

Appendix I: Condensed financial information



--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



---------------------------------------------------------------------------
                                          FOR THE YEAR ENDING DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
---------------------------------------------------------------------------
   Unit value                            $11.88 $10.98 $10.24 $10.78 $10.66
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,157  1,119    938    662    223
---------------------------------------------------------------------------
1290 VT EQUITY INCOME
---------------------------------------------------------------------------
   Unit value                            $22.96 $20.08 $18.01 $18.56 $17.30
---------------------------------------------------------------------------
   Number of units outstanding (000's)      718    720    707    682    676
---------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
---------------------------------------------------------------------------
   Unit value                            $14.27 $13.61 $12.81 $12.64 $12.60
---------------------------------------------------------------------------
   Number of units outstanding (000's)      506    517    493    459    371
---------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------
   Unit value                            $27.98 $24.41 $20.06 $21.56 $21.19
---------------------------------------------------------------------------
   Number of units outstanding (000's)    6,351  5,995  5,609  4,915  3,765
---------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
---------------------------------------------------------------------------
   Unit value                            $11.74 $11.17 $10.13 $10.59 $10.53
---------------------------------------------------------------------------
   Number of units outstanding (000's)      535    462    433    308    108
---------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
---------------------------------------------------------------------------
   Unit value                            $ 9.21 $ 8.33 $ 6.51 $ 8.89 $10.33
---------------------------------------------------------------------------
   Number of units outstanding (000's)      306    334    175     85     30
---------------------------------------------------------------------------
1290 VT REAL ESTATE
---------------------------------------------------------------------------
   Unit value                            $12.12 $11.14 $10.78 $11.15 $ 9.68
---------------------------------------------------------------------------
   Number of units outstanding (000's)      597    577    439    271     95
---------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $11.78 $10.82 $10.04 $10.98 $11.15
---------------------------------------------------------------------------
   Number of units outstanding (000's)    3,545  3,940  4,291  4,675  3,292
---------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
---------------------------------------------------------------------------
   Unit value                            $13.58 $10.22 $11.14 $11.54 $11.86
---------------------------------------------------------------------------
   Number of units outstanding (000's)      498    512    556    505    401
---------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------
   Unit value                            $16.32 $14.26 $13.19 $13.91 $13.77
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,433    983    826    628    436
---------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------
   Unit value                            $26.38 $23.97 $19.79 $20.38 $17.76
---------------------------------------------------------------------------
   Number of units outstanding (000's)    3,012  2,616  1,957  1,354    924
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDING DECEMBER 31,
                                            ------------------------------------------
                                              2017     2016     2015    2014    2013
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                               $  10.28 $  10.08 $   9.93 $ 10.07 $  9.71
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2,537    2,417    1,452     627     120
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                               $  14.45 $  11.65 $  11.59 $ 11.75 $ 11.68
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)           670      596      552     326     104
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                               $  13.60 $  12.00 $  11.33 $ 11.61 $ 11.43
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)           387      372      389     348     116
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
--------------------------------------------------------------------------------------
   Unit value                               $  12.37 $   9.71 $   9.37 $  9.82 $ 10.83
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2,282    2,023    1,676     960     312
--------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                               $  16.07 $  14.07 $  13.06 $ 13.39 $ 12.77
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)       166,037  137,739  117,206  78,119  36,718
--------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------
   Unit value                               $  14.54 $  13.41 $  12.82 $ 13.08 $ 12.69
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)       131,075  126,288  113,639  91,852  62,157
--------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------
   Unit value                               $  13.53 $  12.69 $  12.25 $ 12.47 $ 12.17
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)        68,930   66,225   57,851  48,006  34,378
--------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                               $  11.64 $  11.31 $  11.14 $ 11.31 $ 11.17
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40,547   42,959   35,647  29,801  21,710
--------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                               $  16.66 $  13.39 $  12.98 $ 13.39 $ 13.34
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)           280      315      348     377     305
--------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
--------------------------------------------------------------------------------------
   Unit value                               $  16.79 $  14.96 $  14.02 $ 14.35 $ 13.76
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)       164,626  146,086  127,820  91,406  46,758
--------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                               $  12.83 $  10.29 $  10.41 $ 11.02 $ 11.91
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)           322      306      300     263     165
--------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                               $  12.51 $  10.28 $  10.33 $ 10.81 $ 11.80
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)           170      203      239     247     226
--------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                               $  24.84 $  19.48 $  18.70 $ 18.21 $ 16.61
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)           164      181      208     185     132
--------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                            --------------------------------------------
                                              2017     2016     2015     2014     2013
----------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                               $  21.52 $  19.15 $  16.82 $  17.75 $  16.03
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)           363      329      290      240      122
----------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                               $  23.52 $  21.21 $  18.27 $  19.19 $  17.53
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)           167      148      124      100       63
----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                               $  14.42 $  13.15 $  12.65 $  12.93 $  12.71
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5,349    5,512    5,429    4,693    3,499
----------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                               $  15.65 $  14.18 $  13.42 $  13.71 $  13.22
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)       258,076  251,896  237,051  202,854  152,548
----------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                               $  10.16 $  10.10 $  10.09 $  10.23 $  10.17
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6,602   13,003    2,768      155       12
----------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------
   Unit value                               $  13.43 $  12.05 $  11.77 $  12.00 $  11.60
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)       138,077  135,772  131,091  103,758   67,732
----------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                               $  28.51 $  23.55 $  21.19 $  22.11 $  21.63
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)           971      916      894      739      579
----------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                               $  17.89 $  14.43 $  14.49 $  14.50 $  14.15
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2,537    2,800    3,337    3,541    2,744
----------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                               $  17.83 $  15.71 $  14.54 $  15.16 $  14.56
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)           268      292      321      242      134
----------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------
   Unit value                               $  19.52 $  15.46 $  16.38 $  17.56 $  17.92
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,211    1,218    1,319    1,315    1,106
----------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------
   Unit value                               $  25.65 $  19.30 $  18.31 $  16.63 $  15.63
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,454    1,118      641      561      564
----------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------------
   Unit value                               $  14.47 $  12.89 $  12.58 $  12.87 $  12.80
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3,985    3,907    3,781    3,721    3,186
----------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------------------
   Unit value                               $  27.12 $  21.27 $  20.03 $  19.80 $  17.60
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1,171    1,153    1,149      900      602
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                         ---------------------------------------
                                          2017    2016    2015    2014    2013
--------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
--------------------------------------------------------------------------------
   Unit value                            $ 19.86 $ 18.08 $ 14.63 $ 17.06 $ 18.22
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       302     306     295     242     215
--------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
   Unit value                            $ 11.73 $ 10.25 $ 10.29 $ 10.63      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,706   2,586   2,368     641      --
--------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
--------------------------------------------------------------------------------
   Unit value                            $ 13.29 $ 11.31 $  9.99 $ 10.59      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,163     990     680     160      --
--------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------
   Unit value                            $ 20.97 $ 19.65 $ 16.88 $ 18.22 $ 16.83
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,343   4,386   4,345   3,867   2,942
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------
   Unit value                            $ 26.91 $ 21.74 $ 20.31 $ 20.19 $ 18.51
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       291     291     307     274     189
--------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------
   Unit value                            $ 25.12 $ 21.13 $ 19.16 $ 19.43 $ 17.56
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,213     989     894     630     393
--------------------------------------------------------------------------------
EQ/CORE BOND INDEX
--------------------------------------------------------------------------------
   Unit value                            $ 10.63 $ 10.62 $ 10.61 $ 10.70 $ 10.59
--------------------------------------------------------------------------------
   Number of units outstanding (000's)    13,658  13,957  14,039  14,262  14,098
--------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------
   Unit value                            $ 10.33 $  7.81 $  7.21 $  8.92 $  9.34
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       358     268     165     135      50
--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------
   Unit value                            $ 25.06 $ 20.98 $ 19.11 $ 19.20 $ 17.22
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,842   4,944   3,812   2,626   1,611
--------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------
   Unit value                            $ 10.23 $  9.90 $  9.96 $ 10.50 $ 10.54
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       346     394     404     395     348
--------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------
   Unit value                            $  9.98 $ 10.08 $ 10.16 $ 10.25 $ 10.23
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,978   6,304   6,132   6,321   6,263
--------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------
   Unit value                            $ 13.55 $ 11.14 $ 11.04 $ 11.43 $ 12.44
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,389   1,202   1,095     614     366
--------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------
   Unit value                            $ 23.63 $ 20.29 $ 17.51 $ 18.91 $ 15.59
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       968     937     957     827     544
--------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                            ----------------------------------
                                             2017   2016   2015   2014   2013
------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------
   Unit value                               $27.44 $21.51 $20.50 $19.80 $17.88
------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,295  1,094    867    654    434
------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------
   Unit value                               $23.02 $20.64 $17.95 $19.03 $17.12
------------------------------------------------------------------------------
   Number of units outstanding (000's)         906    729    623    445    268
------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------
   Unit value                               $16.50 $12.65 $12.57 $12.71 $13.56
------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,255  1,048    981    797    622
------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------
   Unit value                               $26.56 $23.31 $19.69 $20.54 $19.09
------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,585  1,417  1,171    873    560
------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------
   Unit value                               $ 9.04 $ 9.12 $ 9.24 $ 9.36 $ 9.49
------------------------------------------------------------------------------
   Number of units outstanding (000's)       4,616  5,367  3,966  2,305  1,534
------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------
   Unit value                               $21.03 $15.71 $15.91 $15.62 $15.55
------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,739  1,591  1,622  1,226    804
------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------
   Unit value                               $10.61 $10.45 $ 9.59 $ 9.95 $ 9.35
------------------------------------------------------------------------------
   Number of units outstanding (000's)         897    665    424    236    101
------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------
   Unit value                               $ 9.56 $ 9.51 $ 9.45 $ 9.60 $ 9.73
------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,700  1,734  1,568  1,378  1,233
------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------
   Unit value                               $25.70 $22.84 $19.20 $20.38 $19.69
------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,092    959    799    577    400
------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------
   Unit value                               $28.39 $21.56 $21.56 $19.82 $18.48
------------------------------------------------------------------------------
   Number of units outstanding (000's)       3,557  3,158  2,810  2,063  1,449
------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------
   Unit value                               $23.72 $19.76 $18.59 $18.75 $17.02
------------------------------------------------------------------------------
   Number of units outstanding (000's)       4,334  4,315  4,103  3,348  2,490
------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------
   Unit value                               $23.00 $19.34 $17.50 $18.03 $17.23
------------------------------------------------------------------------------
   Number of units outstanding (000's)       2,212  2,072  1,980  1,568  1,104
------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------
   Unit value                               $13.50 $12.71 $11.92 $12.32 $12.07
------------------------------------------------------------------------------
   Number of units outstanding (000's)       4,155  3,546  2,881  2,133  1,570
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------
                                              FOR THE YEAR ENDING DECEMBER 31,
                                             ----------------------------------
                                              2017   2016   2015   2014   2013
-------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                $10.95 $10.46 $ 9.70 $10.16     --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          112     95     49     16     --
-------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                $15.26 $13.63 $12.35 $12.51 $11.52
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        1,496  1,351    817    432    202
-------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $16.65 $15.06 $13.49 $14.57 $14.35
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          673    660    684    703    452
-------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $15.85 $14.65 $13.01 $14.19 $13.74
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        2,360  2,369  2,469  2,040  1,127
-------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $18.19 $17.01 $14.85 $15.83 $14.97
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          478    510    559    555    485
-------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $16.64 $13.98 $12.21 $12.84 $11.96
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        2,547  2,386  1,888  1,550    836
-------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $13.39 $12.98 $12.18 $12.84 $12.77
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        3,151  3,056  2,914  2,500  1,626
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------
   Unit value                                $22.16 $20.26 $18.12 $20.29 $18.14
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          918  1,014  1,033    889    642
-------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
-------------------------------------------------------------------------------
   Unit value                                $12.50 $10.42 $10.06 $10.14     --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          784    691    554    118     --
-------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
-------------------------------------------------------------------------------
   Unit value                                $14.83 $11.58 $11.85 $10.80     --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        1,151  1,114    885     98     --
-------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------------
   Unit value                                $21.36 $19.97 $17.67 $17.58 $15.83
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        2,569  2,267  1,264    582    378
-------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------
   Unit value                                $17.00 $15.28 $15.21 $15.68 $13.89
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        2,625  2,773  2,783  2,423  1,924
-------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------
   Unit value                                $12.92 $12.33 $11.27 $11.82 $11.79
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        1,503  1,405  1,292  1,045    695
-------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEAR ENDING DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------
   Unit value                            $15.72 $12.98 $13.24 $13.77 $13.94
---------------------------------------------------------------------------
   Number of units outstanding (000's)    2,023  2,062  2,021  1,681  1,230
---------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------
   Unit value                            $18.30 $16.17 $14.48 $15.32 $14.91
---------------------------------------------------------------------------
   Number of units outstanding (000's)      584    590    559    470    331
---------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------
   Unit value                            $23.26 $20.72 $18.77 $20.18 $20.02
---------------------------------------------------------------------------
   Number of units outstanding (000's)      512    460    387    253    189
---------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
---------------------------------------------------------------------------
   Unit value                            $12.44 $10.65 $11.08 $12.25 $13.10
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,327  1,541  1,837  1,962  1,480
---------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
---------------------------------------------------------------------------
   Unit value                            $19.78 $17.34 $16.43 $16.99 $15.68
---------------------------------------------------------------------------
   Number of units outstanding (000's)      492    526    560    524    468
---------------------------------------------------------------------------
IVY VIP ENERGY
---------------------------------------------------------------------------
   Unit value                            $10.93 $12.67 $ 9.54 $12.42 $14.07
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,841  1,872  1,617  1,315    900
---------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------
   Unit value                            $17.36 $16.49 $14.38 $15.58 $15.49
---------------------------------------------------------------------------
   Number of units outstanding (000's)    4,983  4,604  4,507  4,025  2,746
---------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
---------------------------------------------------------------------------
   Unit value                            $24.81 $19.81 $18.91 $20.34 $19.10
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,590  1,570  1,540  1,320  1,060
---------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
---------------------------------------------------------------------------
   Unit value                            $ 8.10 $ 7.97 $ 6.52 $ 8.51 $ 9.92
---------------------------------------------------------------------------
   Number of units outstanding (000's)      859    895    902    858    758
---------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
---------------------------------------------------------------------------
   Unit value                            $27.24 $20.89 $20.84 $21.74 $21.41
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,721  1,721  1,755  1,445  1,040
---------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
---------------------------------------------------------------------------
   Unit value                            $21.68 $17.84 $17.56 $17.46 $17.42
---------------------------------------------------------------------------
   Number of units outstanding (000's)      890    836    839    605    485
---------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $13.12 $10.40 $ 8.73 $11.06 $11.75
---------------------------------------------------------------------------
   Number of units outstanding (000's)    4,539  4,388  4,303  3,914  3,294
---------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $14.24 $13.21 $11.94 $12.28 $11.93
---------------------------------------------------------------------------
   Number of units outstanding (000's)    3,695  3,072  2,524  1,193    524
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEAR ENDING DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $17.09 $14.82 $13.35 $13.65 $12.67
---------------------------------------------------------------------------
   Number of units outstanding (000's)      199    209    236    266    239
---------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $16.30 $13.44 $13.45 $13.26 $12.67
---------------------------------------------------------------------------
   Number of units outstanding (000's)      181    193    222    157    127
---------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $20.34 $16.25 $15.85 $15.11 $15.14
---------------------------------------------------------------------------
   Number of units outstanding (000's)    6,407  5,940  5,208  3,639  2,451
---------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------
   Unit value                            $23.20 $19.10 $17.87 $18.11 $16.58
---------------------------------------------------------------------------
   Number of units outstanding (000's)      303    299    302    259    224
---------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $24.10 $19.06 $18.24     --     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      420    381    345     --     --
---------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $31.69 $23.16 $21.65 $19.84 $18.21
---------------------------------------------------------------------------
   Number of units outstanding (000's)      678    611    589    495    350
---------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------
   Unit value                            $19.06 $16.86 $15.36 $18.25 $16.44
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,638  1,610  1,516  1,258    783
---------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------
   Unit value                            $24.52 $19.05 $18.66 $18.18 $16.65
---------------------------------------------------------------------------
   Number of units outstanding (000's)      376    381    360    287    248
---------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------
   Unit value                            $27.52 $22.01 $20.89 $21.49 $20.76
---------------------------------------------------------------------------
   Number of units outstanding (000's)      445    417    428    330    266
---------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------
   Unit value                            $26.22 $24.31 $20.68 $22.18 $21.34
---------------------------------------------------------------------------
   Number of units outstanding (000's)      257    276    230    198    169
---------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $ 9.52 $ 9.04 $ 9.22 $ 9.84     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       87     77     33     10     --
---------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $11.35 $ 9.07 $ 9.36 $ 9.34     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      165    153    121     37     --
---------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $ 6.94 $ 6.89 $ 6.08 $ 8.29 $10.33
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,309  1,391  1,435  1,326  1,125
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                            ----------------------------------
                                             2017   2016   2015   2014   2013
------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------------
   Unit value                               $14.52 $13.40 $11.99 $12.44 $12.43
------------------------------------------------------------------------------
   Number of units outstanding (000's)         705    742    781    849    780
------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------
   Unit value                               $11.63 $11.37 $10.97 $11.43 $11.24
------------------------------------------------------------------------------
   Number of units outstanding (000's)       3,051  3,229  3,271  3,349  3,099
------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------
   Unit value                               $12.12 $11.71 $11.57 $11.68 $11.36
------------------------------------------------------------------------------
   Number of units outstanding (000's)       7,400  7,160  6,778  6,307  5,881
------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------
   Unit value                               $33.47 $27.68 $33.17 $32.54 $25.41
------------------------------------------------------------------------------
   Number of units outstanding (000's)         994  1,030  1,074    779    499
------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------
   Unit value                               $10.19 $ 9.64 $ 9.26 $ 9.61     --
------------------------------------------------------------------------------
   Number of units outstanding (000's)         326    230    208     91     --
------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------
   Unit value                               $10.35 $ 9.21 $ 9.38 $10.05     --
------------------------------------------------------------------------------
   Number of units outstanding (000's)         222    201    189     41     --
------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------
   Unit value                               $39.94 $31.79 $36.07 $32.49 $25.09
------------------------------------------------------------------------------
   Number of units outstanding (000's)       2,081  2,012  2,006  1,356    905
------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------
   Unit value                               $12.50 $ 9.02 $ 7.78 $ 9.80 $10.84
------------------------------------------------------------------------------
   Number of units outstanding (000's)         768    664    623    503    406
------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
------------------------------------------------------------------------------
   Unit value                               $13.29 $11.54 $10.91 $11.82 $13.47
------------------------------------------------------------------------------
   Number of units outstanding (000's)         433    465    503    462    382
------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------
   Unit value                               $12.28 $12.21 $12.01 $12.72 $12.66
------------------------------------------------------------------------------
   Number of units outstanding (000's)       5,899  5,998  6,273  5,711  4,423
------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------
   Unit value                               $ 8.51 $ 8.80 $ 6.21 $ 9.49 $11.92
------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,828  1,999  1,979  1,980  1,739
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



---------------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31,
                                                     ----------------------------------------
                                                      2017      2016      2015   2014   2013
---------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                        $11.64    $10.81    $10.12 $10.70 $10.62
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  125       143       146     91     10
---------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
---------------------------------------------------------------------------------------------
   Unit value                                        $22.22    $19.51    $17.57 $18.18 $17.02
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  116       136       140    102     88
---------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
---------------------------------------------------------------------------------------------
   Unit value                                        $13.81    $13.23    $12.49 $12.38 $12.39
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  186       192       205    154     91
---------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------
   Unit value                                        $27.07    $23.72    $19.57 $21.11 $20.84
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,017     1,117     1,102    839    458
---------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
---------------------------------------------------------------------------------------------
   Unit value                                        $11.51    $10.99    $10.01 $10.51 $10.49
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   91       104        99     76     30
---------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
---------------------------------------------------------------------------------------------
   Unit value                                        $ 9.03    $ 8.20    $ 6.44 $ 8.83 $10.29
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   36        38        19     13      4
---------------------------------------------------------------------------------------------
1290 VT REAL ESTATE
---------------------------------------------------------------------------------------------
   Unit value                                        $11.89    $10.96    $10.66 $11.06 $ 9.65
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  120       146       129     81     33
---------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                        $11.52    $10.62    $ 9.89 $10.86 $11.08
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  515       606       726    854    648
---------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------
   Unit value                                        $13.14    $ 9.93    $10.87 $11.30 $11.66
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   59        54        57     50     31
---------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------
   Unit value                                        $15.79    $13.86    $12.86 $13.63 $13.54
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  195        76        71     57     42
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                        $25.52    $23.29    $19.31 $19.96 $17.46
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  443       476       418    238    158
---------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
---------------------------------------------------------------------------------------------
   Unit value                                        $10.08    $ 9.92    $ 9.82 $10.00 $ 9.67
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  761       827       612    186     18
---------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
---------------------------------------------------------------------------------------------
   Unit value                                        $14.17    $11.47    $11.46 $11.66 $11.64
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  137       135       142     91     35
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDING DECEMBER 31,
                                              --------------------------------------------
                                               2017      2016      2015     2014    2013
------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
------------------------------------------------------------------------------------------
   Unit value                                 $ 13.33   $ 11.81   $ 11.20  $ 11.52 $ 11.39
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             66        59        46       77      18
------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------------------
   Unit value                                 $ 12.13   $  9.56   $  9.26  $  9.75 $ 10.79
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            551       544       552      425     185
------------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
------------------------------------------------------------------------------------------
   Unit value                                 $ 15.70   $ 13.80   $ 12.87  $ 13.24 $ 12.68
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         32,171    32,455    34,040   25,298  10,596
------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------
   Unit value                                 $ 14.07   $ 13.03   $ 12.51  $ 12.81 $ 12.48
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         17,274    18,120    18,444   14,966   7,286
------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------
   Unit value                                 $ 13.09   $ 12.33   $ 11.95  $ 12.21 $ 11.97
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          6,802     7,750     7,478    6,059   3,570
------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------
   Unit value                                 $ 11.26   $ 10.98   $ 10.87  $ 11.07 $ 10.98
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          4,393     6,268     6,147    3,631   2,103
------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                                 $ 16.12   $ 13.01   $ 12.67  $ 13.11 $ 13.12
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             24        28        32       27      18
------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------
   Unit value                                 $ 16.25   $ 14.53   $ 13.68  $ 14.05 $ 13.53
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         29,765    30,365    30,632   22,820  10,023
------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                                 $ 12.42   $ 10.00   $ 10.15  $ 10.79 $ 11.71
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             26        38        42       29       7
------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                                 $ 12.11   $  9.98   $ 10.08  $ 10.59 $ 11.60
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             16         9         9        9       5
------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                                 $ 24.03   $ 18.92   $ 18.24  $ 17.84 $ 16.33
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             26        30        38       33      16
------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                                 $ 20.82   $ 18.60   $ 16.41  $ 17.39 $ 15.76
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             36        43       569       24      14
------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                                 $ 22.76   $ 20.61   $ 17.82  $ 18.79 $ 17.24
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             13        12        13       15       3
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-----------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31,
                                                  ---------------------------------------
                                                   2017    2016    2015    2014    2013
-----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------
   Unit value                                     $ 13.95 $ 12.78 $ 12.34 $ 12.66 $ 12.50
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                714     729     687     480     342
-----------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                     $ 15.14 $ 13.78 $ 13.09 $ 13.42 $ 13.00
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)             29,115  30,996  31,612  25,325  12,601
-----------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                     $  9.91 $  9.89 $  9.92 $ 10.09 $ 10.07
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)              3,782   8,144   1,060      61      --
-----------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------------
   Unit value                                     $ 13.06 $ 11.77 $ 11.54 $ 11.81 $ 11.47
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)             25,118  26,435  29,024  23,726  10,356
-----------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------
   Unit value                                     $ 27.59 $ 22.88 $ 20.67 $ 21.66 $ 21.27
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                568     517     241     162     133
-----------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-----------------------------------------------------------------------------------------
   Unit value                                     $ 17.39 $ 14.09 $ 14.21 $ 14.27 $ 13.99
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                390     465     572     638     396
-----------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
   Unit value                                     $ 17.25 $ 15.27 $ 14.18 $ 14.84 $ 14.32
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 45      57      86      61      21
-----------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-----------------------------------------------------------------------------------------
   Unit value                                     $ 18.89 $ 15.02 $ 15.97 $ 17.20 $ 17.62
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                149     163     187     175     143
-----------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------
   Unit value                                     $ 24.81 $ 18.75 $ 17.86 $ 16.29 $ 15.37
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                144     128      84      59      36
-----------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------------
   Unit value                                     $ 14.00 $ 12.52 $ 12.27 $ 12.61 $ 12.58
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                799     838     810     604     327
-----------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-----------------------------------------------------------------------------------------
   Unit value                                     $ 26.24 $ 20.66 $ 19.54 $ 19.39 $ 17.31
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                143     147     152     121      42
-----------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
-----------------------------------------------------------------------------------------
   Unit value                                     $ 24.23 $ 22.15 $ 17.99 $ 21.07 $ 22.59
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 61     365     532      52      78
-----------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                     $ 11.57 $ 10.14 $ 10.22 $ 10.61      --
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                457     519     546     134      --
-----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDING DECEMBER 31,
                                                  ----------------------------------
                                                   2017   2016   2015   2014   2013
------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                     $13.10 $11.20 $ 9.92 $10.56     --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               233    230    189     26     --
------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------
   Unit value                                     $20.29 $19.09 $16.46 $17.85 $16.55
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               734    785    803    616    272
------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------
   Unit value                                     $26.04 $21.12 $19.81 $19.78 $18.21
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               107    110    115    135     95
------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------
   Unit value                                     $24.30 $20.52 $18.69 $19.03 $17.27
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               131    119    134    107     51
------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------
   Unit value                                     $10.29 $10.32 $10.35 $10.48 $10.41
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               775    785    682    505    413
------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------
   Unit value                                     $10.12 $ 7.69 $ 7.13 $ 8.86 $ 9.30
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                92     98     67     76     22
------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------
   Unit value                                     $24.25 $20.38 $18.64 $18.81 $16.94
------------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,730  1,359  1,678  1,173    424
------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------
   Unit value                                     $ 9.90 $ 9.62 $ 9.72 $10.28 $10.36
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                23     30     28     64     25
------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------
   Unit value                                     $ 9.66 $ 9.79 $ 9.91 $10.04 $10.06
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               147    177    224    227    152
------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------
   Unit value                                     $13.11 $10.82 $10.77 $11.20 $12.24
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               417    368    321    510     96
------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
   Unit value                                     $22.86 $19.71 $17.08 $18.52 $15.33
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                92     99    125    112     47
------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------
   Unit value                                     $26.55 $20.90 $19.99 $19.39 $17.58
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               183    148    150    126     78
------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------
   Unit value                                     $22.27 $20.05 $17.51 $18.64 $16.84
------------------------------------------------------------------------------------
   Number of units outstanding (000's)               186    177    649    338    182
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                               ----------------------------------
                                                2017   2016   2015   2014   2013
---------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------
   Unit value                                  $15.96 $12.29 $12.26 $12.45 $13.33
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            245    250    259    170     87
---------------------------------------------------------------------------------
EQ/MID CAP INDEX
---------------------------------------------------------------------------------
   Unit value                                  $25.70 $22.64 $19.21 $20.11 $18.77
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            390    732    306    386     90
---------------------------------------------------------------------------------
EQ/MONEY MARKET
---------------------------------------------------------------------------------
   Unit value                                  $ 8.74 $ 8.86 $ 9.01 $ 9.17 $ 9.33
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            597    885    824    577    613
---------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------
   Unit value                                  $20.35 $15.26 $15.52 $15.30 $15.29
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            827    368    405    284    193
---------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
---------------------------------------------------------------------------------
   Unit value                                  $10.40 $10.28 $ 9.48 $ 9.88 $ 9.32
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            198    159    140     63     42
---------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------
   Unit value                                  $ 9.25 $ 9.24 $ 9.21 $ 9.40 $ 9.57
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            242    430    373    394    472
---------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------
   Unit value                                  $24.86 $22.18 $18.72 $19.96 $19.36
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            282    658    203    235    226
---------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------
   Unit value                                  $27.47 $20.95 $21.03 $19.41 $18.17
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            978    642    632    489    207
---------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------
   Unit value                                  $22.95 $19.20 $18.13 $18.37 $16.73
---------------------------------------------------------------------------------
   Number of units outstanding (000's)          1,055    761  1,282    573    400
---------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------------
   Unit value                                  $22.26 $18.78 $17.07 $17.66 $16.94
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            359    382    401    294    176
---------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------
   Unit value                                  $13.06 $12.35 $11.63 $12.07 $11.87
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            810    797    650    454    316
---------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------
   Unit value                                  $10.80 $10.36 $ 9.64 $10.13     --
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             37     35     26      4     --
---------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------
   Unit value                                  $14.91 $13.37 $12.17 $12.37 $11.44
---------------------------------------------------------------------------------
   Number of units outstanding (000's)            317    285    241     96     41
---------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------
                                              FOR THE YEAR ENDING DECEMBER 31,
                                             ----------------------------------
                                              2017   2016   2015   2014   2013
-------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $16.12 $14.65 $13.16 $14.28 $14.12
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          177    159    127    142     27
-------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $15.35 $14.24 $12.70 $13.90 $13.52
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          777    882    887    684    377
-------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $17.62 $16.54 $14.50 $15.51 $14.73
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           38     41     41     42     29
-------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $16.32 $13.77 $12.07 $12.74 $11.92
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          469    545    516    516    282
-------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
-------------------------------------------------------------------------------
   Unit value                                $12.96 $12.61 $11.88 $12.57 $12.55
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          660    714    776    695    323
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------
   Unit value                                $21.44 $19.68 $17.67 $19.87 $17.84
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          176    202    226    172     69
-------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
-------------------------------------------------------------------------------
   Unit value                                $12.32 $10.32 $ 9.99 $10.11     --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           72     56     59     20     --
-------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
-------------------------------------------------------------------------------
   Unit value                                $14.62 $11.46 $11.77 $10.77     --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          194    206    192      6     --
-------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------------
   Unit value                                $18.43 $17.31 $15.37 $15.36 $13.88
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          561    592    412    114     65
-------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------
   Unit value                                $16.45 $14.85 $14.83 $15.36 $13.66
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          603    660    692    542    308
-------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------
   Unit value                                $12.56 $12.04 $11.05 $11.63 $11.65
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          241    327    302    199    119
-------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------
   Unit value                                $15.21 $12.61 $12.91 $13.49 $13.71
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          299    309    326    230    141
-------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------
   Unit value                                $17.71 $15.71 $14.12 $15.01 $14.66
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           40     47     46     46     31
-------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31,
                                                     ----------------------------------
                                                      2017   2016   2015   2014   2013
---------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------
   Unit value                                        $22.50 $20.13 $18.31 $19.76 $19.69
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   37     45     42     30     17
---------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
---------------------------------------------------------------------------------------
   Unit value                                        $12.09 $10.40 $10.86 $12.05 $12.94
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  681    722    778    928    678
---------------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
---------------------------------------------------------------------------------------
   Unit value                                        $19.14 $16.85 $16.03 $16.64 $15.42
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   90     95    106     80     40
---------------------------------------------------------------------------------------
IVY VIP ENERGY
---------------------------------------------------------------------------------------
   Unit value                                        $10.57 $12.31 $ 9.31 $12.16 $13.83
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  288    333    286    176     94
---------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------------------
   Unit value                                        $16.80 $16.02 $14.02 $15.26 $15.23
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,254  1,327  1,408  1,216    648
---------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                        $24.00 $19.24 $18.45 $19.92 $18.78
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  282    302    317    265    138
---------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
---------------------------------------------------------------------------------------
   Unit value                                        $ 7.84 $ 7.74 $ 6.36 $ 8.34 $ 9.75
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  122    137    148    119     70
---------------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
---------------------------------------------------------------------------------------
   Unit value                                        $26.36 $20.29 $20.33 $21.29 $21.05
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  268    283    295    198    187
---------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                        $20.97 $17.33 $17.13 $17.10 $17.13
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  148    168    186    117     54
---------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                        $12.70 $10.11 $ 8.51 $10.83 $11.55
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  710    768    845    699    382
---------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                        $13.85 $12.90 $11.70 $12.09 $11.79
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,040  1,097  1,087    441    236
---------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                        $16.62 $14.47 $13.09 $13.44 $12.52
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   16     16     17     21     15
---------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                        $15.85 $13.12 $13.18 $13.05 $12.52
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   46     44     38     22      8
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31,
                                                       -----------------------------------
                                                        2017    2016   2015   2014   2013
------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $ 19.68 $15.79 $15.46 $14.80 $14.88
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,279  1,316  1,260    825    477
------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------
   Unit value                                          $ 22.45 $18.56 $17.43 $17.74 $16.30
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      55     59     56     46     25
------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $ 23.32 $18.52 $17.80     --     --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      46     51     44     --     --
------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $ 30.67 $22.50 $21.12 $19.43 $17.91
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     151    150    126     95     41
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------
   Unit value                                          $ 18.44 $16.38 $14.98 $17.88 $16.17
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     338    354    355    265    125
------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------
   Unit value                                          $100.15 $78.16 $76.86 $75.19 $69.12
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      13     15     15     10      4
------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------
   Unit value                                          $ 21.03 $16.89 $16.09 $16.62 $16.12
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     124    130    135     88     41
------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------
   Unit value                                          $ 22.87 $21.29 $18.18 $19.59 $18.91
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      71    378     68     63     41
------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $  9.38 $ 8.95 $ 9.16 $ 9.81     --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      31     31     30      5     --
------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $ 11.19 $ 8.98 $ 9.30 $ 9.32     --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      50     51     56     28     --
------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $  6.72 $ 6.70 $ 5.93 $ 8.12 $10.16
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     337    355    342    265    169
------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $ 14.05 $13.02 $11.69 $12.18 $12.22
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     127    144    171    193    148
------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                          $ 11.25 $11.05 $10.70 $11.19 $11.06
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     561    596    725    700    557
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31,
                                                    ----------------------------------
                                                     2017   2016   2015   2014   2013
--------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------
   Unit value                                       $11.73 $11.38 $11.29 $11.44 $11.17
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,446  1,609  1,672  1,407  1,041
--------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------------
   Unit value                                       $32.39 $26.89 $32.36 $31.87 $24.99
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 192    221    255    148    129
--------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------------
   Unit value                                       $10.05 $ 9.54 $ 9.20 $ 9.59     --
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  27     25     29     12     --
--------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
--------------------------------------------------------------------------------------
   Unit value                                       $10.20 $ 9.12 $ 9.32 $10.02     --
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  20     33     81     12     --
--------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
--------------------------------------------------------------------------------------
   Unit value                                       $38.65 $30.88 $35.18 $31.82 $24.67
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 367    401    418    293    225
--------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
--------------------------------------------------------------------------------------
   Unit value                                       $12.09 $ 8.76 $ 7.59 $ 9.60 $10.66
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 135    755    111     94    127
--------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
--------------------------------------------------------------------------------------
   Unit value                                       $12.86 $11.21 $10.64 $11.57 $13.25
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 104    129    191    172     89
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------
   Unit value                                       $11.88 $11.86 $11.72 $12.46 $12.45
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)               1,385  1,599  1,805  1,431    809
--------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------
   Unit value                                       $ 8.24 $ 8.55 $ 6.06 $ 9.29 $11.72
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 257    314    285    277    155
--------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to elect the          benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit               death benefit                        death benefit will             of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death   Not Applicable: The Return of
   benefit                     Principal death benefit cannot
                               be dropped prior to funding the
                               Protected Benefit account
-----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                  will terminate by
   death benefit                                              notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to elect the          benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix III: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, a plan trust should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                                     III-1

            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------

                                                                                  GUARANTEED MINIMUM
                                  GUARANTEED MINIMUM DEATH BENEFIT                  INCOME BENEFIT
                                  --------------------------------                  --------------

                                       HIGHEST
                                     ANNIVERSARY
          PROTECTED                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF         AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL         BENEFIT       BENEFIT      OF'' BENEFIT       GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE        BASE           BASE           BASE               BASE
----------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/  $103,000/(2)/  $104,000        $104,000/(5)/      $104,000
----------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/  $107,120/(2)/  $108,160        $108,160/(5)/      $108,160
----------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/  $113,547/(2)/  $113,547/(4)/   $113,547/(5)/      $113,547
----------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/  $120,360/(2)/  $120,360/(4)/   $120,360/(5)/      $120,360
----------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/  $128,785/(2)/  $128,785/(4)/   $128,785/(5)/      $128,785
----------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/  $128,785/(3)/  $133,937        $133,937/(5)/      $133,937
----------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/  $128,785/(3)/  $139,294        $139,294/(5)/      $139,294
----------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
  Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
  The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(3)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(4)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L and Series CP(R)). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.35)% and 3.65% for the Series B Protected Benefit account variable investment options and (2.42)% and 3.58% for the Series B Investment account variable investment options; (2.75)% and 3.25% for the Series L Protected Benefit account variable investment options and (2.82)% and 3.18%, for the Series L Investment account variable investment options; (2.7)% and 3.3% for the Series CP(R) Protected Benefit account variable investment options and (2.77)% and 3.23% for the Series CP(R) Investment account variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.19% for the Protected Benefit account variable investment options (for each Series) and of 0.59% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.61% for the Protected Benefit account variable investment options (for each Series) and 0.28% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

                              PROTECTED
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE        INCOME BENEFIT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,032  41,432 57,155 60,755 89,187   95,187  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,087  42,915 54,319 61,480 85,406   97,395  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,166  44,452 51,490 62,171 82,656  100,623  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,266  46,043 48,666 62,826 78,932  102,869  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,389  47,691 45,843 63,440 76,232  106,132  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,532  49,399 43,020 64,010 74,552  110,409  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,697  51,167 40,193 64,530 72,889  114,697  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,881  52,999 37,360 64,997 70,241  117,996  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    32,085  54,896 34,518 65,405 66,603  120,302  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,309  56,862 31,664 65,750 62,973  122,611  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,670  67,795 17,115 66,314 44,785  134,110 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,476  80,831  1,814 64,316 26,291  145,147 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,651  96,374      0 59,675 21,651  156,049       0 131,467       0 159,950 *$7,673     6,398
-----------------------------------------------------------------------------------------------------------
95     30    19,152 114,905      0 52,144 19,152  167,048       0 131,467       0 194,604   7,673 **$15,220
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

                              PROTECTED
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE        INCOME BENEFIT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,872  41,272 56,915 60,515 87,787   93,787  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,776  42,584 53,857 60,989 84,633   96,573  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,711  43,939 50,824 61,419 81,534   99,357  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,675  45,336 47,812 61,800 78,487  102,136  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,669  46,778 44,818 62,130 79,487  108,908  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,692  48,265 41,839 62,403 75,531  110,668  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,741  49,800 38,873 62,615 71,614  112,415  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,818  51,384 35,915 62,762 67,733  114,145  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,921  53,018 32,963 62,837 63,884  115,855  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,049  54,704 30,014 62,837 60,063  117,540  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,014  63,972 15,193 61,485 41,207  125,457 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,543  74,812      0 57,244 22,543  132,056       0 131,467 131,467 131,467   7,145     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,535  87,488      0 50,039 19,535  137,527       0 131,467       0 159,950 *$7,145     6,398
-----------------------------------------------------------------------------------------------------------
95     30    16,928 102,312      0 39,620 16,928  141,932       0 131,467       0 194,604   7,145 **$15,220
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,145 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

                              PROTECTED
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE        INCOME BENEFIT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,059  42,531 58,696 62,404 90,755   96,935  62,400  62,404  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,949  43,905 55,619 62,971 86,568   98,875  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,870  45,323 52,565 63,497 83,435  101,819  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,821  46,787 49,531 63,978 80,352  104,764  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,801  48,298 46,515 64,410 77,316  107,708  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,810  49,858 43,513 64,789 74,322  110,647  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,845  51,468 40,522 65,111 71,367  113,579  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,908  53,131 37,539 65,371 68,447  116,502  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,996  54,847 34,561 65,564 65,558  119,411  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,110  56,618 31,586 65,685 62,696  122,304  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,003  66,372 16,620 65,002 43,624  131,375 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    23,461  77,806  1,202 61,543 24,663  139,349 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    20,383  91,211      0 55,241 20,383  146,451       0 131,467       0 159,950 *$7,673     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,708 106,924      0 45,862 17,708  152,786       0 131,467       0 194,604   7,673 **$15,220
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      Arizona and you are age 65 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund of your Total
                                              account value. This is also
                                              referred to as the "free look"
                                              period.
-------------------------------------------------------------------------------
CALIFORNIA  See "We require that the          You are not required to use our
            following types of                forms when making a transaction
            communications be on specific     request. If a written request
            forms we provide for that         contains all the information
            purpose (and submitted in the     required to process the request,
            manner that the forms specify)"   we will honor it. Although you
            in "Who is AXA Equitable" and     are not required to use our
            "Effect of Excess withdrawals"    withdrawal request form, if you
            in "Contract features and         do not specify whether we should
            benefits"                         process a withdrawal that
                                              results in an Excess withdrawal,
                                              and the transaction results in
                                              an Excess withdrawal, we will
                                              not process that request.

            See "Asset transfer program       If you elect the GMIB, the ATP
            ("ATP")" in "Contract features    will commence on the valuation
            and benefits"                     day of your second monthiversary.

            See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below. This is also referred to
                                              as the ''free look'' period.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market variable
                                              investment option (and/or
                                              guaranteed interest option, if
                                              available), the amount of your
                                              refund will be equal to your
                                              contribution, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your Total account
                                              value on the date we receive
                                              your request to cancel at our
                                              processing office. This amount
                                              could be less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to the variable
                                              investment options (other than
                                              the EQ/Money Market variable
                                              investment option), your refund
                                              will be equal to your Total
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKER-DEALERS

                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.
-------------------------------------------------------------------------------

                                     VI-1

     APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     If you choose "return of
(CONTINUED)                                    contribution" free look
                                               treatment of your contract, we
                                               will allocate your entire
                                               contribution and any subsequent
                                               contributions made during the
                                               40-day period following the
                                               contract date, to the EQ/Money
                                               Market investment option. In the
                                               event you choose to exercise
                                               your free look right under the
                                               contract, you will receive a
                                               refund equal to your
                                               contributions.
                                               If you choose the "return of
                                               contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next Business Day) following
                                               the contract date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.
                                               Any transfers made prior to the
                                               expiration of the 30-day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the contract
                                               date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               contract date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time re-allocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the contract date to
                                               cancel.

             See "Disability, terminal         The withdrawal charge waivers
             illness, or confinement to a      under items (i) and (iii) do not
             nursing home'' under "Withdrawal  apply.
             charge" in "Charges and expenses"

             See ''Transfers of ownership,     Guaranteed benefits do not
             collateral assignments, loans     terminate upon a change of owner
             and borrowing'' in ''More         or absolute assignment of the
             Information''                     contract. Guaranteed benefits
                                               will continue to be based on the
                                               original measuring life (i.e.,
                                               owner, older joint owner,
                                               annuitant, older joint
                                               annuitant).
--------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "Credit recovery" under       The second and third bullets
             "Credits and Earnings bonus (For  under "Credit recovery" do not
             Series CP(R) contracts only)" in  apply and are replaced by the
             "Contract features and benefits"  following:
             and "Your annuity payout
             options" in "Accessing your
             money"
                                               .   If you start receiving
                                                   annuity payments within
                                                   three years of making any
                                                   contribution, we will not
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years. As a result, we will
                                                   apply the contract's cash
                                                   value, not the account
                                                   value, to the life
                                                   contingent annuity payout
                                                   regardless of how many years
                                                   have elapsed since last
                                                   contribution.
                                               .   Credits applied to
                                                   contributions made within
                                                   one year of death of the
                                                   owner (or older joint owner,
                                                   if applicable) will not be
                                                   recovered. However, any
                                                   applicable contract
                                                   withdrawal charges will
                                                   continue to apply to those
                                                   contributions. The 10% free
                                                   withdrawal amount does not
                                                   apply when calculating the
                                                   withdrawal charges
                                                   applicable to the payment of
                                                   a death benefit.
             See "GMIB "no lapse guarantee""   The no-lapse guarantee will not
             under "Guaranteed minimum income  terminate if your aggregate
             benefit" in "Contract features    withdrawals from your Protected
             and benefits"                     Benefit account in any contract
                                               year following the contract year
                                               in which you first fund your
                                               Protected Benefit Account exceed
                                               your Annual Withdrawal Amount
                                               unless the excess withdrawal
                                               drives your account value to
                                               zero.
--------------------------------------------------------------------------------

                                     VI-2

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT  See "Disruptive transfer          The ability to restrict
(CONTINUED)  activity" in "Transferring your   transfers due to market timing
             money among investment options"   can only be determined by the
                                               underlying fund managers. AXA
                                               Equitable's right to restrict
                                               transfers due to market timing
                                               does not apply.

             See "Transfer Charge" in          The charge for excessive
             "Charges and Expenses"            transfers does not apply.
                                               The ability to reserve the right
                                               to impose a limit on the number
                                               of free transfers does not apply.

             See "Withdrawal charge" in        For Series CP(R) contracts:
             "Charges and expenses"            Since credits applied to
                                               contributions cannot be
                                               recovered, withdrawal charges
                                               apply to amounts associated with
                                               a credit.

             See "Disability, terminal         The withdrawal charge waiver
             illness, or confinement to a      under item (i) does not apply.
             nursing home" under "Withdrawal
             charge" in "Charges and expenses"

             See "Special service charges" in  The current and maximum third
             "Charges and Expenses"            party transfer or exchange
                                               charge is $49 per occurrence.
                                               The maximum charge for check
                                               preparation is $9 per occurrence.

             See "Misstatement of age" in      We will not deduct interest for
             "More information"                any overpayments made by us due
                                               to a misstatement of age or sex.
                                               Any overpayments will be
                                               deducted from future payments.

             See "Transfers of ownership,      Benefits terminate upon any
             collateral assignments, loans     change of owner who is the
             and borrowing" in "More           measuring life, unless the
             information"                      change of ownership is due to a
                                               divorce where the spouse is
                                               awarded 100% of the account
                                               value and chooses to continue
                                               the contract in his or her name
                                               and meets the age requirements
                                               of the applicable benefit on the
                                               date the change in ownership
                                               occurs.
                                               Benefits do not terminate upon
                                               assignment.
                                               Your contract cannot be assigned
                                               to an institutional investor or
                                               settlement company, either
                                               directly or indirectly, nor may
                                               the ownership be changed to an
                                               institutional investor or
                                               settlement company.
--------------------------------------------------------------------------------
DELAWARE     See "Greater of death benefit"    The maximum charge for the
             under "Guaranteed benefit         "Greater of" death benefit is
             charges" in "Charges and          1.65%.
             expenses"
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this
             contribute to your contract" in   section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on contributions is deleted. The
                                               remainder of this section is
                                               unchanged.

             See "How you can purchase and     We may not discontinue the
             contribute to your contract" in   acceptance of contributions.
             "Contract features and benefits"
             See "Credits (for Series CP(R)    If you elect to receive annuity
             contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

             See "Annuity maturity date"       Requests to start receiving
             under "Your annuity payout        annuity payments before the
             options" in "Accessing your       maturity date must be made in
             money"                            writing at least 30 days prior
                                               to the date annuity payments are
                                               to begin.
--------------------------------------------------------------------------------

                                     VI-3

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Special service charges" in  The charge for third-party
(CONTINUED)  "Charges and expenses"            transfer or exchange applies to
                                               any transfer or exchange of your
                                               contract, even if it is to
                                               another contract issued by AXA
                                               Equitable.
                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.

             See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Transferring your account    We may not require a minimum
             value" in "Transferring your      time period between transfers or
             money among investment options"   establish a daily maximum
                                               transfer limit.

             See "Check preparation charge"    The maximum charge for check
             under "Special service charges"   preparation is $25.
             in "Charges and expenses"

             See "Withdrawal charge" under     If you are age 65 and older at
             "Charges that AXA Equitable       the time your contract is
             deducts" in "Charges and          issued, the applicable
             expenses"                         withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn.

             See "Misstatement of age" in      After the second contract date
             "More information"                anniversary, Guaranteed benefits
                                               may not be terminated for
                                               misstatement of age.

             See "Transfers of ownership,      Your Guaranteed benefits will
             collateral assignments, loans     terminate with all transfers of
             and borrowing" in "More           ownership, even with a change of
             information"                      owner from a trust to an
                                               individual.
--------------------------------------------------------------------------------
MONTANA      See "Appendix V: Hypothetical     The annuity purchase factors are
             illustrations"                    applied on a unisex basis in
                                               determining the amount payable
                                               under a Guaranteed benefit.
--------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit
             in "Definitions of key terms",    is not available. The only
             in "Guaranteed minimum death      Guaranteed minimum death
             benefits" and throughout this     benefits that are available are
             Prospectus.                       the Return of Principal death
                                               benefit and the Highest
                                               Anniversary Value death benefit.
                                               Both of these death benefits are
                                               available in combination with
                                               the Guaranteed minimum income
                                               benefit. They are also available
                                               without the Guaranteed minimum
                                               income benefit.

             See "Guaranteed interest option"  FOR SERIES CP(R) CONTRACTS ONLY:
             under "What are your investment   The Guaranteed interest option
             options under the contract?" in   is not available.
             "Contract features and benefits"

             See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and benefits"  Investment Simplifier is not available.

             See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"
--------------------------------------------------------------------------------

                                     VI-4

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
NEW YORK                                       If the owner (or older joint
(CONTINUED)                                    owner, if applicable) dies
                                               during the one-year period
                                               following our receipt of a
                                               contribution to which a credit
                                               was applied, we will recover all
                                               or a portion of the amount of
                                               such Credit from the account
                                               value, based on the number of
                                               full months that elapse between
                                               the time we receive the
                                               contribution and the owner's (or
                                               older joint owner's, if
                                               applicable) death, as follows:

                                               Number of                       Percentage of
                                                 Months                            Credit
                                                 ------                            ------
                                                   0                                100%
                                                   1                                100%
                                                   2                                99%
                                                   3                                98%
                                                   4                                97%
                                                   5                                96%
                                                   6                                95%
                                                   7                                94%
                                                   8                                93%
                                                   9                                92%
                                                   10                               91%
                                                   11                               90%
                                                   12                               89%

                         We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

  See "GMIB benefit      Your GMIB benefit base stops "rolling up" on the
  base" under            contract date anniversary following the owner's (or
  "Guaranteed minimum    older joint owner's, if applicable) 95th birthday or at
  income benefit" in     contract maturity, if earlier.
  "Contract features
  and benefits"

                         For the GMIB, there are caps on the GMIB benefit base, which are based on a percentage of total contributions and transfers to the Protected Benefit account:

                                    Initial Funding Age               Cap Amount
                                    -------------------               ----------
                                    20-49                             350% on GMIB benefit base
                                    50+                               No Cap on GMIB benefit base

                         The cap is determined by the age of the owner at the
                         time of first funding of the Protected Benefit account.
                         If the Protected Benefit account is funded at age 50 or
                         greater there is no cap. If the Protected Benefit
                         account is funded at ages 20 to 49, the cap percentage
                         is set to 350% and does not change for the life of the
                         contract, unless there is a GMIB benefit base reset at
                         age 50 or greater. If there is a GMIB benefit base
                         reset at age 50 or greater, there is no cap, regardless
                         of the age of the owner at first funding. If there is a
                         GMIB benefit base reset prior to age 50, the GMIB
                         benefit base will be capped at 350%, multiplied by the
                         Protected Benefit account value at time of the GMIB
                         benefit base reset, plus 350% of all contributions and
                         transfers made to the Protected Benefit account after
                         the reset. Neither a GMIB benefit base reset nor
                         withdrawals from your Protected Benefit account will
                         lower the cap amount.
  See "75 Day rate       The Roll-up rate lock-in period is 90 days, beginning
  lock-in" under         on the date you signed client replacement information
  "Guaranteed minimum    authorization form.
  income benefit" in
  "Contract features
  and benefits"

  See "Your annuity      Your choice of annuity payout options includes a
  payout options" in     straight life fixed income annuity.
  "Accessing your money"

  See "Selecting an      FOR SERIES CP(R) CONTRACTS ONLY:
  annuity payout         The earliest date annuity payments may begin is 13
  option" under          months from the issue date.
  "Your annuity payout
  option" in "Accessing
  your money"

  See "Charges and       Deductions for charges from the guaranteed interest
  expenses"              option and the Special DCA account are not permitted.
                         The charge for third-party transfer or exchange does
                         not apply.
                         The check preparation charge does not apply.
------------------------------------------------------------------------------------------------------------------------------------

                                     VI-5

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------

                                                AVAILABILITY
 STATE        FEATURES AND BENEFITS             OR VARIATION
------------------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Disability, terminal         Item (i) is deleted and replaced with the
(CONTINUED)   illness, or confinement to a      following: An owner (or older joint owner, if
              nursing home"                     applicable) has qualified to receive Social
                                                Security disability benefits as certified by
                                                the Social Security Administration or meets
                                                the definition of a total disability as
                                                specified in the contract. To qualify, a
                                                re-certification statement from a physician
                                                will be required every 12 months from the
                                                date disability is determined.

              See "Transfers of ownership,      Collateral assignments are not limited to the
              collateral assignments, loans     period prior to the first contract date
              and borrowing" in "More           anniversary. You may assign all or a portion
              information"                      of your NQ contract at any time, pursuant to
                                                the terms described in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  If you reside in the state of North Dakota at
              a certain number of days" in      the time the contract is issued, you may
              "Contract features and benefits"  return your Retirement Cornerstone(R) Series contract within 20 days from the date that
                                                you receive it and receive a full refund of
                                                your contributions.

              See "Your beneficiary and         Amounts allocated to the Guaranteed interest
              payment of benefit" in "Payment   option will continue to earn interest until
              of death benefit"                 the applicable death benefit is paid. This
                                                means that your death benefit (other than the
                                                applicable guaranteed minimum death benefit)
                                                will be increased by the amount of interest
                                                credited to any assets in the Guaranteed
                                                interest option up until the date on which we
                                                pay the death benefit.
------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA  Required disclosure for           Any person who knowingly and with intent to
              Pennsylvania customers            defraud any insurance company or other person
                                                files an application for insurance or
                                                statement of claim containing any materially
                                                false information or conceals for the purpose
                                                of misleading, information concerning any
                                                fact material thereto commits a fraudulent
                                                insurance act, which is a crime and subjects
                                                such person to criminal and civil penalties.
------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA                  Available for direct rollovers from U.S.
                                                source 401(a) plans and direct transfers from
                                                the same type of U.S. source IRAs.

              Inherited IRA                     Available only under the beneficiary
                                                continuation option for currently issued NQ,
                                                traditional and Roth IRA contracts.

              QP (Defined Benefit) contracts    Not Available
              (For Series B, Series CP(R) and
              Series L contracts only)

              See "Purchase considerations for  We do not offer contracts to charitable
              a charitable remainder trust"     remainder trusts in Puerto Rico.
              under "Owner and annuitant
              requirements" in "Contract
              features and benefits"

              See "How you can make             Specific requirements for purchasing QP
              contributions" in "Contract       contracts in Puerto Rico are outlined below
              features and benefits" (For       in "Purchase considerations for QP (Defined
              Series B, Series CP(R) and        Contribution) contracts in Puerto Rico".
              Series L contracts only)

              See "Guaranteed minimum income    Restrictions for the GMIB on a Puerto Rico
              benefit" in "Contract features    QPDC contract are described below, under
              and benefits" (For Series B,      "Purchase considerations for QP (Defined
              Series CP(R) and Series L         Contribution) contracts in Puerto Rico", and
              contracts only)                   in your contract.
              See "Transfers of ownership,      Transfers of ownership of QP contracts are
              collateral assignments, loans     governed by Puerto Rico law. Please consult
              and borrowing" in "More           your tax, legal or plan advisor if you intend
              information" (For Series B,       to transfer ownership of your contract.
              Series CP(R) and Series L
              contracts only)

              "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP (DEFINED
              (Defined Contribution) contracts  CONTRIBUTION) CONTRACTS IN PUERTO RICO:
              in Puerto Rico" -- this section   Trustees who are considering the purchase of
              replaces "Appendix II: Purchase   a Retirement Cornerstone(R) Series QP
              considerations for QP contracts"  contract in Puerto Rico should discuss with
              in this Prospectus. (For Series   their tax, legal and plan advisors whether
              B, Series CP(R) and Series L      this is an appropriate investment vehicle for
              contracts only)                   the employer's plan. Trustees should consider
                                                whether the plan provisions permit the
                                                investment of plan assets in the QP contract,
                                                the Guaranteed minimum income benefit, and
                                                the payment of death benefits in accordance
                                                with the requirements of Puerto Rico income
                                                tax rules. The QP contract and this
                                                Prospectus should be reviewed in full, and
                                                the following factors, among others, should
                                                be noted.
------------------------------------------------------------------------------------------------------------------------------

                                     VI-6

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------

                                               AVAILABILITY
 STATE       FEATURES AND BENEFITS             OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                    LIMITS ON CONTRACT OWNERSHIP:
(CONTINUED)
                                               .   The QP contract is offered only as a
                                                   funding vehicle to qualified plan trusts
                                                   of single participant defined
                                                   contribution plans that are tax-qualified
                                                   under Puerto Rico law, not United States
                                                   law. The contract is not available to US
                                                   qualified plans or to defined benefit
                                                   plans qualifying under Puerto Rico law.
                                               .   The QP contract owner is the qualified
                                                   plan trust. The annuitant under the
                                                   contract is the self-employed Puerto Rico
                                                   resident, who is the sole plan
                                                   participant.

                                               .   This product should not be purchased if
                                                   the self-employed individual anticipates
                                                   having additional employees become
                                                   eligible for the plan. We will not allow
                                                   additional contracts to be issued for
                                                   participants other than the original
                                                   business owner.

                                               .   If the business that sponsors the plan
                                                   adds another employee who becomes
                                                   eligible for the plan, no further
                                                   contributions may be made to the
                                                   contract. If the employer moves the funds
                                                   to another funding vehicle that can
                                                   accommodate more than one employee, this
                                                   move could result in surrender charges,
                                                   if applicable, and the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be direct
                                                   transfers from other investments within
                                                   an existing qualified plan trust.

                                               .   Employer payroll contributions are not
                                                   accepted.

                                               .   Only one additional transfer contribution
                                                   may be made per contract year.

                                               .   Checks written on accounts held in the
                                                   name of the employer instead of the plan
                                                   or the trustee will not be accepted.

                                               .   As mentioned above, if a new employee
                                                   becomes eligible for the plan, the
                                                   trustee will not be permitted to make any
                                                   further contributions to the contract
                                                   established for the original business
                                                   owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available under the
                                                   contract.

                                               .   All payments are made to the plan trust
                                                   as owner, even though the plan
                                                   participant/annuitant is the ultimate
                                                   recipient of the benefit payment.

                                               .   AXA Equitable does no tax reporting or
                                                   withholding of any kind. The plan
                                                   administrator or trustee will be solely
                                                   responsible for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer contracts
                                                   that qualify as IRAs under Puerto Rico
                                                   law. The plan trust will exercise the
                                                   GMIB and must continue to hold the
                                                   supplementary contract for the duration
                                                   of the GMIB payments. The contract cannot
                                                   be converted to an IRA.

                                               PLAN TERMINATION:
                                               .   If the plan participant terminates the
                                                   business, and as a result wishes to
                                                   terminate the plan, the trust would have
                                                   to be kept in existence to receive
                                                   payments. This could create expenses for
                                                   the plan.

                                               .   If the plan participant terminates the
                                                   plan and the trust is dissolved, or if
                                                   the plan trustee (which may or may not be
                                                   the same as the plan participant) is
                                                   unwilling to accept payment to the plan
                                                   trust for any reason, AXA Equitable would
                                                   have to change the contract from a Puerto
                                                   Rico QP to NQ in order to make payments
                                                   to the individual as the new owner.
                                                   Depending on when this occurs, it could
                                                   be a taxable distribution from the plan,
                                                   with a potential tax of the entire
                                                   account value of the contract. Puerto
                                                   Rico income tax withholding and reporting
                                                   by the plan trustee could apply to the
                                                   distribution transaction.
                                               .   If the plan trust is receiving GMIB
                                                   payments and the trust is subsequently
                                                   terminated, transforming the contract
                                                   into an individually owned NQ contract,
                                                   the trustee would be responsible for the
                                                   applicable Puerto Rico income tax
                                                   withholding and reporting on the present
                                                   value of the remaining annuity payment
                                                   stream.
-----------------------------------------------------------------------------------------------------------------------------

                                     VI-7

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------

                                               AVAILABILITY
 STATE       FEATURES AND BENEFITS             OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------

PUERTO RICO                                    .   AXA Equitable is a U.S. insurance
(CONTINUED)                                        company, therefore distributions under
                                                   the NQ contract could be subject to
                                                   United States taxation and withholding on
                                                   a "taxable amount not determined" basis.

                                               We require owners or beneficiaries of annuity
                                               contracts in Puerto Rico which are not
                                               individuals to document their status to avoid
                                               30% FATCA withholding from U.S.-source income.
-----------------------------------------------------------------------------------------------------------------------------
TEXAS        See "Your right to cancel within  If you reside in the state of Texas, you may
             a certain number of days" in      cancel your variable annuity contract and
             "Contract features and benefits"  return it to us within 15 days from the date you received it. Your refund will equal your
                                               account value under the contract on the day
                                               we receive notification to cancel the
                                               contract.
-----------------------------------------------------------------------------------------------------------------------------

                                     VI-8

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix VII: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

                                     VII-1

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

                                     VII-2

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

                                     VII-3

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VIII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                    VIII-1

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
CONTRACT     NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
  YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-2

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                    VIII-3

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

-------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST       ROLL-UP
  END            PROTECTED                                    RETURN OF    ANNIVERSARY                 "GREATER OF"
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
-------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/ $130,073
-------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/ $128,224
-------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-4

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix IX: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you elected the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           10%                    20%
--------------------------------------------------------------------------
            1st                       12%                    22%
--------------------------------------------------------------------------
            2nd                       14%                    24%
--------------------------------------------------------------------------
            3rd                       16%                    26%
--------------------------------------------------------------------------
            4th                       18%                    28%
--------------------------------------------------------------------------
            5th                       20%                    30%
--------------------------------------------------------------------------
            6th                       22%                    32%
--------------------------------------------------------------------------
            7th                       24%                    34%
--------------------------------------------------------------------------
            8th                       26%                    36%
--------------------------------------------------------------------------
            9th                       28%                    38%
--------------------------------------------------------------------------
           10th                       30%                    40%
--------------------------------------------------------------------------
           11th                       32%                    42%
--------------------------------------------------------------------------
           12th                       34%                    44%
--------------------------------------------------------------------------
           13th                       36%                    46%
--------------------------------------------------------------------------
           14th                       38%                    48%
--------------------------------------------------------------------------
           15th                       40%                    50%
--------------------------------------------------------------------------
           16th                       42%                    52%
--------------------------------------------------------------------------
           17th                       44%                    54%
--------------------------------------------------------------------------
           18th                       46%                    56%
--------------------------------------------------------------------------
           19th                       48%                    58%
--------------------------------------------------------------------------
     20th (and later)                 50%                    60%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 10% on the first day of the first ATP year to 12% on the first day on the second ATP year. The maximum transfer point moves similarly

                                     IX-1

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT
during the first ATP year from 20% on the first day of the first ATP year to 22% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------------
                                                                      MAY 14
                                   MAY 15                            FIRST ATP
                                  (DAY 1 OF                            YEAR
                               FIRST ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
-------------------------------------------------------------------------------
   Minimum Transfer Point            10%       10.5%   11%   11.5%      12%
-------------------------------------------------------------------------------
   Maximum Transfer Point            20%       20.5%   21%   21.5%      22%

--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            12%        12.5%   13%   13.5%      14%
--------------------------------------------------------------------------------
   Maximum Transfer Point            22%        22.5%   23%   23.5%      24%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.2

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

                                     IX-2

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       17.5%                              27%                                 35%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 18%                      Minimum = 20%                       Minimum = 22%
                     Maximum = 28%                      Maximum = 30%                       Maximum = 32%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.27 - 0.2) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------

                                     IX-3

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

----------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                         EXAMPLE 3
----------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current         $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                       (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000        Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra    option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment                                     SCENARIO 2 - if current amount
option)                                                 in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 =
                                                        -$15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
----------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.


                                     IX-4

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

The following is an example of the ATP year set back:

---------------------------------------------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2
---------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                                 ATP year 4
                                                                                  [A = 4]
--------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSUMPTIONS                      Contract is in month 3 of the       Contract is now in month 5 of
                                 current contract year.              the same contract year.
                                 Total contract year to date         Total contract year to date
                                 contributions and transfers to the  contributions and transfers to the
                                 Protected Benefit account as of     Protected Benefit account as of
                                 the valuation day prior to the      the valuation day prior to the
                                 transaction date of the ATP set     transaction date of the ATP set
                                 back calculation = $0 [B = 0]       back calculation = $300
                                 The contribution and/or transfer    [B = 300]
                                 to the Protected Benefit account    The contribution and/or transfer
                                 on the transaction date of the      to the Protected Benefit account
                                 ATP set back calculation = $300     on the transaction date of the
                                 [C = 300]                           ATP set back calculation = $300
                                 Value of the GMIB benefit base      [C = 300]
                                 including the pro rata Roll-up      Value of the GMIB benefit base
                                 amount as of the valuation day      including the pro rata Roll-up
                                 prior to the ATP set back           amount as of the valuation day
                                 calculation = $616.92               prior to the ATP set back
                                 [D = 616.92]                        calculation = $926.11
                                                                     [D = 926.11]
---------------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98             (4-1) X (300 +300) = 1.47
       (A - 1) X (B + C)           616.92 + 300                         926.11 + 300
             D + C               Rounded to the nearest whole        Rounded to the nearest whole
                                 year = 1                            year = 1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP         New ATP year = 4-1 = 3 (ATP
Current ATP year - ATP year set  year is set back by 1)              year has already been set back to
back = New ATP year              NEW ATP YEAR = 3                    year 3. No additional set back
                                                                     will occur.)
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #3
--------------------------------------------------------------------
CURRENT ATP YEAR

---------------------------------------------------------------------
--------------------------------------------------------------------
ASSUMPTIONS                      Contract is now in month 7 of
                                 the same contract year.
                                 Total contract year to date
                                 contributions and transfers to the
                                 Protected Benefit account as of
                                 the valuation day prior to the
                                 transaction date of the ATP set
                                 back calculation = $600
                                 [B = 600]
                                 The contribution and/or transfer
                                 to the Protected Benefit account
                                 on the transaction date of the
                                 ATP set back calculation =
                                 $1,200 [C = 1,200]
                                 Value of the GMIB benefit base
                                 including the pro rata Roll-up
                                 amount as of the valuation day
                                 prior to the ATP set back
                                 calculation = $1,238.41
                                 [D = 1,238.41]
--------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           1,238.41 + 1200
             D + C               Rounded to the nearest whole
                                 year = 2
--------------------------------------------------------------------
--------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1 additional
back = New ATP year              year)
                                 NEW ATP YEAR = 2
--------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

                                     IX-5

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the seventh month of the fifth ATP year. The number of completed months in the current ATP year is six. The minimum transfer point is 19%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(18%+20%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 Highest Anniversary Value benefit base is $110,000, Roll-up to age 85 benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $113,197
                      -------------------
                       1 - .19 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($113,197) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($113,197), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($113,197), as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($113,197).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $130,000 ($110,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $133,197 ($113,197 + $20,000).

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:

  New benefit base =  (1- 3%) X 120,000   _ 3,250              = $136,486
                      -------------------
                       1 -0.19 + 0.023

Your GMIB benefit base is adjusted to $136,486.

                                     IX-6

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix X: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B & SERIES L)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

----------------------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
                         ROTH IRA)
 CONTRACT TYPE                       (AVAILABLE FOR SERIES B & SERIES L ONLY)
----------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70
                         .   Not available for Series CP(R)
----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
----------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
----------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
----------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account through age 80. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to the Investment account through age 70.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
----------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
See Appendix III earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                               PAGE

Who is AXA Equitable?                                                                2

Unit Values                                                                          2

Custodian and Independent Registered Public Accounting Firm                          2

Distribution of the Contracts                                                        2

Financial Statements                                                                 2

Condensed Financial Information                                             Appendix I

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE ACCOUNT NO. 70 dated May
1, 2018.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip



                                                                        #490803

Retirement Cornerstone(R) Series 13.0

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2018


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series 13.0 Prospectus, dated May 1, 2018. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

         TABLE OF CONTENTS

         Who is AXA Equitable?                                       2

         Unit Values                                                 2

         Custodian and Independent Registered Public
           Accounting Firm                                           2

         Distribution of the Contracts                               2

         Financial Statements                                        2

         Condensed Financial Information                    Appendix I



             Copyright 2018 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.


                                              Retirement Cornerstone Series 13.0
                                                                         #490803

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series 13.0.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of the Separate Account at December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70 AXA Equitable paid AXA Advisors a fee of $0 in 2017, $0 in 2016 and $0 in 2015. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $521,468,953 in 2017, $542,160,541 in 2016 and $560,399,960 in 2015. Of these amounts, AXA Advisors retained $267,653,575, $281,641,950 and respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



---------------------------------------------------------------------------
                                          FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
---------------------------------------------------------------------------
   Unit value                            $11.67 $10.83 $10.14 $10.71     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      143    111     99     75     --
---------------------------------------------------------------------------
1290 VT EQUITY INCOME
---------------------------------------------------------------------------
   Unit value                            $22.31 $19.58 $17.62 $18.23 $17.05
---------------------------------------------------------------------------
   Number of units outstanding (000's)      155    172    223    209    281
---------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
---------------------------------------------------------------------------
   Unit value                            $13.86 $13.27 $12.53 $12.42 $12.42
---------------------------------------------------------------------------
   Number of units outstanding (000's)      153    163    168    172    179
---------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------
   Unit value                            $27.18 $23.80 $19.63 $21.17 $20.88
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,231  1,304  1,387  1,451  1,319
---------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
---------------------------------------------------------------------------
   Unit value                            $11.54 $11.02 $10.02 $10.52     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       96     79     70     43     --
---------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
---------------------------------------------------------------------------
   Unit value                            $ 9.05 $ 8.22 $ 6.45 $ 8.84     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       70     84     31      9     --
---------------------------------------------------------------------------
1290 VT REAL ESTATE
---------------------------------------------------------------------------
   Unit value                            $11.91 $10.98 $10.67 $11.07     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      168    176    130     58     --
---------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $11.55 $10.64 $ 9.91 $10.87 $11.09
---------------------------------------------------------------------------
   Number of units outstanding (000's)      599    817    985  1,038    877
---------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
---------------------------------------------------------------------------
   Unit value                            $13.20 $ 9.97 $10.90 $11.33 $11.69
---------------------------------------------------------------------------
   Number of units outstanding (000's)      125    121    144    147    144
---------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------
   Unit value                            $15.85 $13.91 $12.90 $13.66 $13.57
---------------------------------------------------------------------------
   Number of units outstanding (000's)      236    156    149    150    142
---------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------
   Unit value                            $25.63 $23.38 $19.37 $20.01 $17.50
---------------------------------------------------------------------------
   Number of units outstanding (000's)      604    580    502    397    378
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------
                                            FOR THE YEARS ENDED DECEMBER 31,
                                         ---------------------------------------
                                          2017    2016    2015    2014    2013
--------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------
   Unit value                            $ 10.10 $  9.94 $  9.83 $ 10.01      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       636     685     547     191      --
--------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------
   Unit value                            $ 14.20 $ 11.49 $ 11.47 $ 11.67      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       130     117     114      56      --
--------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
--------------------------------------------------------------------------------
   Unit value                            $ 13.37 $ 11.84 $ 11.22 $ 11.53      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       106      53      69      64      --
--------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
--------------------------------------------------------------------------------
   Unit value                            $ 12.16 $  9.58 $  9.27 $  9.76      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       497     450     398     307      --
--------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $ 15.74 $ 13.83 $ 12.89 $ 13.26 $ 12.69
--------------------------------------------------------------------------------
   Number of units outstanding (000's)    23,276  21,125  18,444  13,125   8,603
--------------------------------------------------------------------------------
AXA BALANCED STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $ 14.13 $ 13.08 $ 12.55 $ 12.84 $ 12.50
--------------------------------------------------------------------------------
   Number of units outstanding (000's)    24,000  24,626  24,519  22,803  21,185
--------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $ 13.14 $ 12.38 $ 11.99 $ 12.25 $ 11.99
--------------------------------------------------------------------------------
   Number of units outstanding (000's)    11,890  12,679  12,097  11,360  10,146
--------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $ 11.31 $ 11.02 $ 10.90 $ 11.10 $ 11.00
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,980   9,845   8,754   6,967   6,654
--------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------
   Unit value                            $ 16.19 $ 13.05 $ 12.70 $ 13.14 $ 13.14
--------------------------------------------------------------------------------
   Number of units outstanding (000's)        75      86     103     111     105
--------------------------------------------------------------------------------
AXA GROWTH STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $ 16.32 $ 14.59 $ 13.72 $ 14.09 $ 13.56
--------------------------------------------------------------------------------
   Number of units outstanding (000's)    21,630  21,350  19,400  15,228  11,319
--------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------
   Unit value                            $ 12.47 $ 10.04 $ 10.18 $ 10.82 $ 11.74
--------------------------------------------------------------------------------
   Number of units outstanding (000's)        72      78      88      80      98
--------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------
   Unit value                            $ 12.16 $ 10.02 $ 10.11 $ 10.62 $ 11.63
--------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      59      69      77      79
--------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
--------------------------------------------------------------------------------
   Unit value                            $ 24.13 $ 18.99 $ 18.30 $ 17.88 $ 16.37
--------------------------------------------------------------------------------
   Number of units outstanding (000's)        52      54      59      61      45
--------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------
                                            FOR THE YEARS ENDED DECEMBER 31,
                                         ---------------------------------------
                                          2017    2016    2015    2014    2013
--------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------
   Unit value                            $ 20.90 $ 18.67 $ 16.46 $ 17.43 $ 15.79
--------------------------------------------------------------------------------
   Number of units outstanding (000's)        70      90      89      53      22
--------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------
   Unit value                            $ 22.85 $ 20.68 $ 17.87 $ 18.84 $ 17.28
--------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      44      48      42      24
--------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------
   Unit value                            $ 14.01 $ 12.82 $ 12.38 $ 12.70 $ 12.53
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       822     821     877     758     746
--------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $ 15.20 $ 13.83 $ 13.13 $ 13.46 $ 13.03
--------------------------------------------------------------------------------
   Number of units outstanding (000's)    57,284  59,827  59,870  58,408  54,630
--------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------
   Unit value                            $  9.94 $  9.91 $  9.94 $ 10.11 $ 10.08
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,160   2,336     630      33      23
--------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------
   Unit value                            $ 13.11 $ 11.80 $ 11.57 $ 11.83      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)    30,269  32,215  32,655  29,589      --
--------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------
   Unit value                            $ 27.70 $ 22.96 $ 20.74 $ 21.71      --
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       227     228     234     203      --
--------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
--------------------------------------------------------------------------------
   Unit value                            $ 17.45 $ 14.13 $ 14.24 $ 14.30 $ 14.01
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       654     783     977   1,101     969
--------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------
   Unit value                            $ 17.32 $ 15.32 $ 14.23 $ 14.88 $ 14.35
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       101     135     160     107      67
--------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
--------------------------------------------------------------------------------
   Unit value                            $ 18.97 $ 15.08 $ 16.02 $ 17.24 $ 17.65
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       295     326     382     449     451
--------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------
   Unit value                            $ 24.92 $ 18.82 $ 17.92 $ 16.33 $ 15.40
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       259     212     142     141     143
--------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------------------
   Unit value                            $ 14.05 $ 12.57 $ 12.31 $ 12.64 $ 12.61
--------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,013   1,066   1,193   1,100   1,223
--------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
--------------------------------------------------------------------------------
   Unit value                            $ 26.35 $ 20.73 $ 19.60 $ 19.44 $ 17.35
--------------------------------------------------------------------------------
   Number of units outstanding (000's)       239     222     205     157     139
--------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
---------------------------------------------------------------------------
   Unit value                            $18.94 $17.30 $14.04 $16.44 $17.61
---------------------------------------------------------------------------
   Number of units outstanding (000's)      153    168    208    179    170
---------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $11.59 $10.16 $10.23 $10.61     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      251    264    233     27     --
---------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $13.12 $11.21 $ 9.93 $10.57     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       69     65     26      2     --
---------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------
   Unit value                            $20.38 $19.16 $16.52 $17.89 $16.58
---------------------------------------------------------------------------
   Number of units outstanding (000's)      855    913    998  1,091  1,055
---------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------
   Unit value                            $26.15 $21.19 $19.87 $19.83 $18.24
---------------------------------------------------------------------------
   Number of units outstanding (000's)       87    113    121    115    137
---------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------
   Unit value                            $24.41 $20.60 $18.75 $19.07 $17.31
---------------------------------------------------------------------------
   Number of units outstanding (000's)      251    190    189    128     80
---------------------------------------------------------------------------
EQ/CORE BOND INDEX
---------------------------------------------------------------------------
   Unit value                            $10.33 $10.35 $10.38 $10.51 $10.44
---------------------------------------------------------------------------
   Number of units outstanding (000's)    4,986  5,925  6,428  6,457  6,961
---------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
---------------------------------------------------------------------------
   Unit value                            $10.15 $ 7.70 $ 7.14 $ 8.87     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       79     48     31     26     --
---------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------
   Unit value                            $24.35 $20.45 $18.69 $18.86 $16.97
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,336  1,355  1,182    953    843
---------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------
   Unit value                            $ 9.94 $ 9.65 $ 9.75 $10.31 $10.39
---------------------------------------------------------------------------
   Number of units outstanding (000's)       82     87     98    112    138
---------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
---------------------------------------------------------------------------
   Unit value                            $ 9.70 $ 9.82 $ 9.94 $10.07 $10.08
---------------------------------------------------------------------------
   Number of units outstanding (000's)    2,154  2,202  2,323  2,521  2,624
---------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------
   Unit value                            $13.16 $10.86 $10.81 $11.23 $12.26
---------------------------------------------------------------------------
   Number of units outstanding (000's)      400    391    350    171    119
---------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
---------------------------------------------------------------------------
   Unit value                            $22.95 $19.78 $17.14 $18.57 $17.34
---------------------------------------------------------------------------
   Number of units outstanding (000's)      226    261    307    357     80
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------
   Unit value                            $26.66 $20.98 $20.05 $19.45 $17.62
---------------------------------------------------------------------------
   Number of units outstanding (000's)      214    192    175    126    108
---------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------
   Unit value                            $22.37 $20.12 $17.57 $18.69 $16.87
---------------------------------------------------------------------------
   Number of units outstanding (000's)      168    149    127     85     57
---------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
---------------------------------------------------------------------------
   Unit value                            $16.03 $12.34 $12.30 $12.48 $13.36
---------------------------------------------------------------------------
   Number of units outstanding (000's)      241    247    254    311    322
---------------------------------------------------------------------------
EQ/MID CAP INDEX
---------------------------------------------------------------------------
   Unit value                            $25.81 $22.72 $19.27 $20.17 $18.81
---------------------------------------------------------------------------
   Number of units outstanding (000's)      417    370    300    325    289
---------------------------------------------------------------------------
EQ/MONEY MARKET
---------------------------------------------------------------------------
   Unit value                            $ 8.78 $ 8.89 $ 9.04 $ 9.19 $ 9.35
---------------------------------------------------------------------------
   Number of units outstanding (000's)      857    883    902    757    781
---------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------
   Unit value                            $20.43 $15.32 $15.57 $15.34 $15.32
---------------------------------------------------------------------------
   Number of units outstanding (000's)      416    403    492    440    300
---------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
---------------------------------------------------------------------------
   Unit value                            $10.43 $10.30 $ 9.49 $ 9.89     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      144     72     62     32     --
---------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------
   Unit value                            $ 9.29 $ 9.27 $ 9.24 $ 9.42 $ 9.59
---------------------------------------------------------------------------
   Number of units outstanding (000's)      406    388    394    416    451
---------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------
   Unit value                            $24.97 $22.26 $18.78 $20.01 $19.41
---------------------------------------------------------------------------
   Number of units outstanding (000's)      288    253    209    291    287
---------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------
   Unit value                            $27.58 $21.03 $21.09 $19.46 $18.21
---------------------------------------------------------------------------
   Number of units outstanding (000's)      895    852    858    659    557
---------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $23.04 $19.27 $18.18 $18.41 $16.77
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,011  1,091  1,222  1,172  1,131
---------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $22.35 $18.85 $17.13 $17.70 $16.97
---------------------------------------------------------------------------
   Number of units outstanding (000's)      436    471    490    438    413
---------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $13.11 $12.40 $11.67 $12.10 $11.90
---------------------------------------------------------------------------
   Number of units outstanding (000's)      812    825    810    874    908
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $10.82 $10.37 $ 9.65 $10.14     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       36     28      9      1     --
---------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $14.96 $13.40 $12.19 $12.39 $11.45
---------------------------------------------------------------------------
   Number of units outstanding (000's)      404    387    253    108     61
---------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
---------------------------------------------------------------------------
   Unit value                            $16.19 $14.70 $13.20 $14.31 $14.15
---------------------------------------------------------------------------
   Number of units outstanding (000's)       98    118    145    222    143
---------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
---------------------------------------------------------------------------
   Unit value                            $15.41 $14.29 $12.74 $13.94 $13.55
---------------------------------------------------------------------------
   Number of units outstanding (000's)      523    498    571    667    577
---------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
---------------------------------------------------------------------------
   Unit value                            $17.69 $16.60 $14.54 $15.55 $14.76
---------------------------------------------------------------------------
   Number of units outstanding (000's)      115    117    143    166    159
---------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
---------------------------------------------------------------------------
   Unit value                            $16.36 $13.79 $12.09 $12.75     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      567    570    502    439     --
---------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
---------------------------------------------------------------------------
   Unit value                            $13.01 $12.65 $11.92 $12.60 $12.58
---------------------------------------------------------------------------
   Number of units outstanding (000's)      621    651    762    722    562
---------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------
   Unit value                            $21.53 $19.75 $17.73 $19.92 $17.88
---------------------------------------------------------------------------
   Number of units outstanding (000's)      236    279    334    345    288
---------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
---------------------------------------------------------------------------
   Unit value                            $12.34 $10.33 $10.00 $10.12     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      131    122    102     10     --
---------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
---------------------------------------------------------------------------
   Unit value                            $14.65 $11.47 $11.78 $10.78     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)      153    145    113      5     --
---------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
---------------------------------------------------------------------------
   Unit value                            $18.49 $17.35 $15.40 $15.38 $13.90
---------------------------------------------------------------------------
   Number of units outstanding (000's)      301    328    218     95     73
---------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------
   Unit value                            $16.52 $14.90 $14.88 $15.40 $13.69
---------------------------------------------------------------------------
   Number of units outstanding (000's)      713    795    893    918    849
---------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------
   Unit value                            $12.60 $12.08 $11.08 $11.66 $11.67
---------------------------------------------------------------------------
   Number of units outstanding (000's)      387    482    455    255    226
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------
   Unit value                            $15.27 $12.65 $12.95 $13.53 $13.74
---------------------------------------------------------------------------
   Number of units outstanding (000's)      334    373    382    383    353
---------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------
   Unit value                            $17.78 $15.77 $14.17 $15.05 $14.69
---------------------------------------------------------------------------
   Number of units outstanding (000's)       64     66     66     69     75
---------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------
   Unit value                            $22.60 $20.20 $18.37 $19.81 $19.73
---------------------------------------------------------------------------
   Number of units outstanding (000's)       66     65     67     56     61
---------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
---------------------------------------------------------------------------
   Unit value                            $12.14 $10.43 $10.89 $12.08 $12.96
---------------------------------------------------------------------------
   Number of units outstanding (000's)      268    378    617    831    811
---------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
---------------------------------------------------------------------------
   Unit value                            $19.22 $16.91 $16.08 $16.69 $15.45
---------------------------------------------------------------------------
   Number of units outstanding (000's)      159    174    200    216    233
---------------------------------------------------------------------------
IVY VIP ENERGY
---------------------------------------------------------------------------
   Unit value                            $10.62 $12.36 $ 9.34 $12.19 $13.86
---------------------------------------------------------------------------
   Number of units outstanding (000's)      333    381    351    313    277
---------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
---------------------------------------------------------------------------
   Unit value                            $ 7.87 $ 7.77 $ 6.38 $ 8.36 $ 9.78
---------------------------------------------------------------------------
   Number of units outstanding (000's)      250    271    267    308    305
---------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------
   Unit value                            $16.87 $16.07 $14.07 $15.30 $15.26
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,187  1,255  1,350  1,594  1,403
---------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
---------------------------------------------------------------------------
   Unit value                            $24.10 $19.31 $18.50 $19.97 $18.82
---------------------------------------------------------------------------
   Number of units outstanding (000's)      270    272    310    293    291
---------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
---------------------------------------------------------------------------
   Unit value                            $26.46 $20.37 $20.39 $21.35 $21.09
---------------------------------------------------------------------------
   Number of units outstanding (000's)      376    403    453    395    310
---------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
---------------------------------------------------------------------------
   Unit value                            $21.06 $17.39 $17.18 $17.15 $17.16
---------------------------------------------------------------------------
   Number of units outstanding (000's)      203    231    247    213    221
---------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $12.75 $10.14 $ 8.54 $10.86 $11.58
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,040  1,094  1,246  1,318  1,420
---------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $13.90 $12.94 $11.73 $12.11 $11.80
---------------------------------------------------------------------------
   Number of units outstanding (000's)      855    787    784    340    241
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $16.67 $14.51 $13.12 $13.46 $12.54
---------------------------------------------------------------------------
   Number of units outstanding (000's)       45     52     58     63     53
---------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $15.91 $13.16 $13.22 $13.08 $12.54
---------------------------------------------------------------------------
   Number of units outstanding (000's)       53     64     70     47     30
---------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $19.76 $15.84 $15.51 $14.83 $14.91
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,277  1,314  1,261  1,018    833
---------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------
   Unit value                            $22.54 $18.63 $17.48 $17.79 $16.33
---------------------------------------------------------------------------
   Number of units outstanding (000's)       66     68     73     77     78
---------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $23.41 $18.58 $17.85     --     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       86     87     78     --     --
---------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $30.79 $22.58 $21.18 $19.48 $17.94
---------------------------------------------------------------------------
   Number of units outstanding (000's)      140    107    108    112    106
---------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------
   Unit value                            $18.51 $16.44 $15.03 $17.92 $16.20
---------------------------------------------------------------------------
   Number of units outstanding (000's)      272    272    286    318    278
---------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------
   Unit value                            $23.52 $18.35 $18.03 $17.63 $16.20
---------------------------------------------------------------------------
   Number of units outstanding (000's)      146    178    190    175    177
---------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------
   Unit value                            $26.18 $21.02 $20.01 $20.66 $20.03
---------------------------------------------------------------------------
   Number of units outstanding (000's)      159    188    201    169    154
---------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------
   Unit value                            $24.94 $23.20 $19.81 $21.33 $20.59
---------------------------------------------------------------------------
   Number of units outstanding (000's)       99    118    133    128     98
---------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $ 9.40 $ 8.96 $ 9.17 $ 9.82     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       11     10      9      2     --
---------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $11.21 $ 8.99 $ 9.31 $ 9.32     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       36     30     20     12     --
---------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $ 6.75 $ 6.72 $ 5.95 $ 8.14 $10.18
---------------------------------------------------------------------------
   Number of units outstanding (000's)      380    395    459    484    497
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------
                                          FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------
                                          2017   2016   2015   2014   2013
---------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $14.11 $13.06 $11.73 $12.21 $12.24
---------------------------------------------------------------------------
   Number of units outstanding (000's)      223    244    283    326    343
---------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $11.30 $11.09 $10.73 $11.22 $11.08
---------------------------------------------------------------------------
   Number of units outstanding (000's)      938  1,033  1,230  1,486  1,634
---------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $11.77 $11.42 $11.32 $11.47 $11.20
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,935  2,070  2,179  2,541  2,812
---------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
---------------------------------------------------------------------------
   Unit value                            $32.52 $26.98 $32.46 $31.95 $25.04
---------------------------------------------------------------------------
   Number of units outstanding (000's)      221    238    271    220    161
---------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
---------------------------------------------------------------------------
   Unit value                            $10.06 $ 9.55 $ 9.21 $ 9.59     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       43     45     33     --     --
---------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
---------------------------------------------------------------------------
   Unit value                            $10.22 $ 9.13 $ 9.32 $10.03     --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       25     21     34      5     --
---------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
---------------------------------------------------------------------------
   Unit value                            $38.81 $30.99 $35.29 $31.91 $24.72
---------------------------------------------------------------------------
   Number of units outstanding (000's)      359    403    480    349    294
---------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
---------------------------------------------------------------------------
   Unit value                            $12.14 $ 8.79 $ 7.61 $ 9.63 $10.68
---------------------------------------------------------------------------
   Number of units outstanding (000's)      177    230    173    178    185
---------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
---------------------------------------------------------------------------
   Unit value                            $12.91 $11.25 $10.67 $11.60 $13.28
---------------------------------------------------------------------------
   Number of units outstanding (000's)       83     91    135    150    157
---------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
---------------------------------------------------------------------------
   Unit value                            $11.93 $11.90 $11.76 $12.49 $12.47
---------------------------------------------------------------------------
   Number of units outstanding (000's)    1,359  1,546  1,871  2,107  2,225
---------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------
   Unit value                            $ 8.27 $ 8.58 $ 6.08 $ 9.31 $11.74
---------------------------------------------------------------------------
   Number of units outstanding (000's)      397    494    487    572    610
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-5
   Statements of Operations for the Year Ended December 31, 2017......  FSA-71
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016....................................... FSA-105
   Notes to Financial Statements...................................... FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm                    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #498518

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account No. 70 of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(1)/    AXA CONSERVATIVE GROWTH STRATEGY/(1)/
 1290 VT DOUBLELINE DYNAMIC             AXA CONSERVATIVE STRATEGY/(1)/
 ALLOCATION/(1)/                        AXA GLOBAL EQUITY MANAGED
 1290 VT DOUBLELINE OPPORTUNISTIC       VOLATILITY/(1)/
 BOND/(1)/                              AXA GROWTH STRATEGY/(1)/
 1290 VT ENERGY/(1)/                    AXA INTERNATIONAL CORE MANAGED
 1290 VT EQUITY INCOME/(1)/             VOLATILITY/(1)/
 1290 VT GAMCO MERGERS &                AXA INTERNATIONAL MANAGED
 ACQUISITIONS/(1)/                      VOLATILITY/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ AXA INTERNATIONAL VALUE MANAGED
 1290 VT HIGH YIELD BOND/(1)/           VOLATILITY/(1)/
 1290 VT LOW VOLATILITY GLOBAL          AXA LARGE CAP CORE MANAGED
 EQUITY/(1)/                            VOLATILITY/(1)/
 1290 VT NATURAL RESOURCES/(1)/         AXA LARGE CAP GROWTH MANAGED
 1290 VT REAL ESTATE/(1)/               VOLATILITY/(1)/
 1290 VT SMARTBETA EQUITY/(1)/          AXA LARGE CAP VALUE MANAGED
 1290 VT SOCIALLY RESPONSIBLE/(1)/      VOLATILITY/(1)/
 7TWELVETM BALANCED PORTFOLIO/(1)/      AXA MID CAP VALUE MANAGED
 AB VPS BALANCED WEALTH STRATEGY        VOLATILITY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE ALLOCATION/(1)/
 AB VPS GLOBAL THEMATIC GROWTH          AXA MODERATE GROWTH STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE-PLUS ALLOCATION/(1)/
 AB VPS GROWTH AND INCOME               AXA ULTRA CONSERVATIVE STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA/AB DYNAMIC GROWTH/(1)/
 AB VPS INTERNATIONAL GROWTH            AXA/AB DYNAMIC MODERATE GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/AB SHORT DURATION GOVERNMENT
 AB VPS REAL ESTATE INVESTMENT          BOND/(1)/
 PORTFOLIO/(1)/                         AXA/AB SMALL CAP GROWTH/(1)/
 AB VPS SMALL/MID CAP VALUE             AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/FRANKLIN BALANCED MANAGED
 ALL ASSET GROWTH-ALT 20/(1)/           VOLATILITY/(1)/
 ALPS | RED ROCKS LISTED PRIVATE        AXA/FRANKLIN SMALL CAP VALUE MANAGED
 EQUITY PORTFOLIO/(1)/                  VOLATILITY/(1)/
 AMERICAN CENTURY VP INFLATION          AXA/FRANKLIN TEMPLETON ALLOCATION
 PROTECTION FUND/(1)/                   MANAGED VOLATILITY/(1)/
 AMERICAN CENTURY VP LARGE COMPANY      AXA/GOLDMAN SACHS STRATEGIC
 VALUE/(1)/                             ALLOCATION/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      AXA/INVESCO STRATEGIC ALLOCATION/(1)/
 FUND/(1)/                              AXA/JANUS ENTERPRISE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LEGG MASON STRATEGIC
 ASSET ALLOCATION FUND/SM(1)/           ALLOCATION/(2)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LOOMIS SAYLES GROWTH/(1)/
 BOND FUND/SM(1)/                       AXA/MUTUAL LARGE CAP EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL GROWTH FUND/SM(1)/              AXA/TEMPLETON GLOBAL EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL SMALL CAPITALIZATION            BLACKROCK GLOBAL ALLOCATION V.I.
 FUND/SM(1)/                            FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     BLACKROCK LARGE CAP FOCUS GROWTH V.I.
 GROWTH-INCOME FUND/SM(1)/              FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ AGGRESSIVE GROWTH/(1)/
 INTERNATIONAL GROWTH AND INCOME        CHARTER/SM/ CONSERVATIVE/(1)/
 FUND/SM(1)/                            CHARTER/SM/ GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ MODERATE/(1)/
 MANAGED RISK ASSET ALLOCATION          CHARTER/SM/ MODERATE GROWTH/(1)/
 FUND/SM(1)/                            CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ SMALL CAP GROWTH/(1)/
 NEW WORLD FUND(R)/(1)/                 CHARTER/SM/ SMALL CAP VALUE/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       CLEARBRIDGE VARIABLE AGGRESSIVE
 AXA 400 MANAGED VOLATILITY/(1)/        GROWTH PORTFOLIO/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        CLEARBRIDGE VARIABLE APPRECIATION
 AXA AGGRESSIVE ALLOCATION/(1)/         PORTFOLIO/(1)/
 AXA AGGRESSIVE STRATEGY/(1)/
 AXA BALANCED STRATEGY/(1)/

                                     FSA-2

 CLEARBRIDGE VARIABLE DIVIDEND          INVESCO V.I. GLOBAL REAL ESTATE
 STRATEGY PORTFOLIO/(1)/                FUND/(1)/
 CLEARBRIDGE VARIABLE MID CAP           INVESCO V.I. HIGH YIELD FUND/(1)/
 PORTFOLIO/(1)/                         INVESCO V.I. INTERNATIONAL GROWTH
 DELAWARE VIP(R) DIVERSIFIED INCOME     FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. MID CAP CORE EQUITY
 DELAWARE VIP(R) EMERGING MARKETS       FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. SMALL CAP EQUITY
 DELAWARE VIP(R) LIMITED-TERM           FUND/(1)/
 DIVERSIFIED INCOME SERIES/(1)/         IVY VIP ASSET STRATEGY/(1)/
 EATON VANCE VT FLOATING-RATE INCOME    IVY VIP DIVIDEND OPPORTUNITIES/(1)/
 FUND/(1)/                              IVY VIP ENERGY/(1)/
 EQ/BLACKROCK BASIC VALUE EQUITY/(1)/   IVY VIP HIGH INCOME/(1)/
 EQ/CAPITAL GUARDIAN RESEARCH/(1)/      IVY VIP MICRO CAP GROWTH/(1)/
 EQ/COMMON STOCK INDEX/(1)/             IVY VIP MID CAP GROWTH/(1)/
 EQ/CORE BOND INDEX/(1)/                IVY VIP NATURAL RESOURCES/(1)/
 EQ/EMERGING MARKETS EQUITY PLUS/(1)/   IVY VIP SCIENCE AND TECHNOLOGY/(1)/
 EQ/EQUITY 500 INDEX/(1)/               IVY VIP SMALL CAP GROWTH/(1)/
 EQ/GLOBAL BOND PLUS/(1)/               JANUS HENDERSON VIT BALANCED
 EQ/INTERMEDIATE GOVERNMENT BOND/(1)/   PORTFOLIO/(1)/
 EQ/INTERNATIONAL EQUITY INDEX/(1)/     JANUS HENDERSON VIT FLEXIBLE BOND
 EQ/INVESCO COMSTOCK/(1)/               PORTFOLIO/(1)/
 EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/   JANUS HENDERSON VIT U.S. LOW
 EQ/LARGE CAP GROWTH INDEX/(1)/         VOLATILITY PORTFOLIO/(1)/
 EQ/LARGE CAP VALUE INDEX/(1)/          JPMORGAN INSURANCE TRUST GLOBAL
 EQ/MFS INTERNATIONAL GROWTH/(1)/       ALLOCATION PORTFOLIO/(1)/
 EQ/MID CAP INDEX/(1)/                  JPMORGAN INSURANCE TRUST INCOME
 EQ/MONEY MARKET/(1)/                   BUILDER PORTFOLIO/(1)/
 EQ/OPPENHEIMER GLOBAL/(1)/             LAZARD RETIREMENT EMERGING MARKETS
 EQ/PIMCO GLOBAL REAL RETURN/(1)/       EQUITY PORTFOLIO/(1)/
 EQ/PIMCO ULTRA SHORT BOND/(1)/         LORD ABBETT SERIES FUND -- BOND
 EQ/QUALITY BOND PLUS/(1)/              DEBENTURE PORTFOLIO/(1)/
 EQ/SMALL COMPANY INDEX/(1)/            LORD ABBETT SERIES FUND -- CLASSIC
 EQ/T. ROWE PRICE GROWTH STOCK/(1)/     STOCK PORTFOLIO/(1)/
 EQ/UBS GROWTH & INCOME/(1)/            LORD ABBETT SERIES FUND -- GROWTH
 FEDERATED HIGH INCOME BOND             OPPORTUNITIES PORTFOLIO/(1)/
 FUND II/(1)/                           MFS(R) INTERNATIONAL VALUE
 FEDERATED KAUFMANN FUND II/(1)/        PORTFOLIO/(1)/
 FIDELITY(R) VIP ASSET MANAGER: GROWTH  MFS(R) INVESTORS TRUST SERIES/(1)/
 PORTFOLIO/(1)/                         MFS(R) MASSACHUSETTS INVESTORS GROWTH
 FIDELITY(R) VIP CONTRAFUND(R)          STOCK PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) RESEARCH SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2015           MFS(R) TECHNOLOGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) UTILITIES SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2020           MFS(R) VALUE SERIES/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER AGGRESSIVE EQUITY/(1)/
 FIDELITY(R) VIP FREEDOM 2025           MULTIMANAGER CORE BOND/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER MID CAP GROWTH/(1)/
 FIDELITY(R) VIP FREEDOM 2030           MULTIMANAGER MID CAP VALUE/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER TECHNOLOGY/(1)/
 FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/ NEUBERGER BERMAN INTERNATIONAL EQUITY
 FIDELITY(R) VIP STRATEGIC INCOME       PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN U.S. EQUITY INDEX
 FIRST TRUST MULTI INCOME ALLOCATION    PUTWRITE STRATEGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO COMMODITYREALRETURN(R) STRATEGY
 FIRST TRUST/DOW JONES DIVIDEND &       PORTFOLIO/(1)/
 INCOME ALLOCATION PORTFOLIO/(1)/       PIMCO EMERGING MARKETS BOND
 FRANKLIN FOUNDING FUNDS ALLOCATION     PORTFOLIO/(1)/
 VIP FUND/(1)/                          PIMCO GLOBAL BOND PORTFOLIO
 FRANKLIN INCOME VIP FUND/(1)/          (UNHEDGED)/(1)/
 FRANKLIN MUTUAL SHARES VIP FUND/(1)/   PIMCO GLOBAL MULTI-ASSET MANAGED
 FRANKLIN RISING DIVIDENDS VIP          ALLOCATION PORTFOLIO/(1)/
 FUND/(1)/                              PIMCO REAL RETURN PORTFOLIO/(1)/
 FRANKLIN STRATEGIC INCOME VIP          PIMCO TOTAL RETURN PORTFOLIO/(1)/
 FUND/(1)/                              PROFUND VP BEAR/(1)/
 GOLDMAN SACHS VIT MID CAP VALUE        PROFUND VP BIOTECHNOLOGY/(1)/
 FUND/(1)/                              PUTNAM VT ABSOLUTE RETURN 500
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES  FUND/(1)/
 STRATEGY FUND/(1)/                     PUTNAM VT DIVERSIFIED INCOME FUND/(1)/
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES  PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND/(1)/                              FUND/(1)/
 HARTFORD CAPITAL APPRECIATION HLS      PUTNAM VT RESEARCH FUND/(1)/
 FUND/(1)/                              QS LEGG MASON DYNAMIC MULTI-STRATEGY
 HARTFORD GROWTH OPPORTUNITIES HLS      VIT PORTFOLIO/(1)/
 FUND/(1)/                              SEI VP BALANCED STRATEGY FUND/(1)/
 INVESCO V.I. AMERICAN FRANCHISE        SEI VP CONSERVATIVE STRATEGY FUND/(1)/
 FUND/(1)/                              SEI VP MARKET GROWTH STRATEGY
 INVESCO V.I. BALANCED-RISK ALLOCATION  FUND/(1)/
 FUND/(1)/                              SEI VP MARKET PLUS STRATEGY FUND/(1)/
 INVESCO V.I. DIVERSIFIED DIVIDEND      SEI VP MODERATE STRATEGY FUND/(1)/
 FUND/(1)/
 INVESCO V.I. EQUITY AND INCOME
 FUND/(1)/
 INVESCO V.I. GLOBAL HEALTH CARE
 FUND/(1)/

                                     FSA-3

 T. ROWE PRICE EQUITY INCOME            TEMPLETON GROWTH VIP FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP GLOBAL HARD ASSETS
 T. ROWE PRICE HEALTH SCIENCES          FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP UNCONSTRAINED EMERGING
 TEMPLETON DEVELOPING MARKETS VIP       MARKETS BOND FUND/(1)/
 FUND/(1)/                              BLACKROCK GLOBAL OPPORTUNITIES V.I.
 TEMPLETON FOREIGN VIP FUND/(1)/        FUND/(1)/
 TEMPLETON GLOBAL BOND VIP FUND/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statement of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period February 22, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                             1290 VT      1290 VT
                                 1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                               SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                               ----------- ----------- ------------- --------------- -------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $11,526,775 $16,907,097  $20,920,582    $4,777,139     $34,136,149    $18,140,955
Receivable for shares of the
 Portfolios sold..............          57         696           --           116          46,884             --
Receivable for policy-related
 transactions.................          --          --        9,336            --              --         49,134
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total assets...............  11,526,832  16,907,793   20,929,918     4,777,255      34,183,033     18,190,089
                               ----------- -----------  -----------    ----------     -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          --        9,063            --              --         49,133
Payable for policy-related
 transactions.................          57         696           --           116          46,883             --
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total liabilities..........          57         696        9,063           116          46,883         49,133
                               ----------- -----------  -----------    ----------     -----------    -----------
NET ASSETS.................... $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

NET ASSETS:
Accumulation unit values...... $ 1,723,265 $16,907,087  $20,920,855    $3,453,909     $34,135,465    $18,105,146
Retained by AXA Equitable in
 Separate Account No. 70......   9,803,510          10           --     1,323,230             685         35,810
                               ----------- -----------  -----------    ----------     -----------    -----------
TOTAL NET ASSETS.............. $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

Investments in shares of the
 Portfolios, at cost.......... $10,640,040 $16,366,429  $20,912,419    $5,108,944     $35,100,603    $18,222,926

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               1290 VT GAMCO               1290 VT LOW    1290 VT                  1290 VT
                               SMALL COMPANY 1290 VT HIGH   VOLATILITY    NATURAL   1290 VT REAL  SMARTBETA
                                  VALUE*     YIELD BOND*  GLOBAL EQUITY* RESOURCES*   ESTATE*      EQUITY*
                               ------------- ------------ -------------- ---------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $296,918,590  $13,583,416    $2,520,512   $6,284,416 $13,417,097  $15,840,729
Receivable for shares of the
 Portfolios sold..............           --           --            --           --          --           46
Receivable for policy-related
 transactions.................       67,659       19,438         1,435        1,631         335           --
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total assets...............  296,986,249   13,602,854     2,521,947    6,286,047  13,417,432   15,840,775
                               ------------  -----------    ----------   ---------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       67,660       19,328         1,361        1,631         249           --
Payable for policy-related
 transactions.................           --           --            --           --          --           46
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total liabilities..........       67,660       19,328         1,361        1,631         249           46
                               ------------  -----------    ----------   ---------- -----------  -----------
NET ASSETS.................... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $ 1,392,873
Retained by AXA Equitable in
 Separate Account No. 70......           --           --            --           --          --   14,447,856
                               ------------  -----------    ----------   ---------- -----------  -----------
TOTAL NET ASSETS.............. $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $253,713,122  $13,811,526    $2,287,241   $5,500,823 $13,075,193  $12,472,083

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          AB VPS
                                                         BALANCED   AB VPS GLOBAL                  AB VPS
                                 1290 VT    7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                 SOCIALLY    BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                               RESPONSIBLE* PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                               ------------ ----------- ----------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $4,332,536  $71,655,903 $5,470,877   $1,154,905    $4,193,874    $9,644,770
Receivable for shares of the
 Portfolios sold..............       1,116       78,226        219           38         5,002           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total assets...............   4,333,652   71,734,129  5,471,096    1,154,943     4,198,876     9,645,151
                                ----------  ----------- ----------   ----------    ----------    ----------

LIABILITIES:
Payable for policy-related
 transactions.................       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total liabilities..........       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
NET ASSETS....................  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

NET ASSETS:
Accumulation unit values......  $4,332,499  $71,654,615 $5,469,817   $1,154,942    $4,193,847    $9,644,173
Retained by AXA Equitable in
 Separate Account No. 70......          37        1,288      1,060           --            28           597
                                ----------  ----------- ----------   ----------    ----------    ----------
TOTAL NET ASSETS..............  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

Investments in shares of the
 Portfolios, at cost..........  $4,206,560  $65,127,285 $5,449,933   $1,003,131    $3,859,163    $7,870,388

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        AMERICAN
                               AB VPS REAL                                ALPS | RED   CENTURY VP   AMERICAN
                                 ESTATE    AB VPS SMALL/                 ROCKS LISTED  INFLATION   CENTURY VP
                               INVESTMENT  MID CAP VALUE   ALL ASSET    PRIVATE EQUITY PROTECTION LARGE COMPANY
                               PORTFOLIO**  PORTFOLIO**  GROWTH-ALT 20*   PORTFOLIO       FUND        VALUE
                               ----------- ------------- -------------- -------------- ---------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $5,563,139   $4,026,700    $44,048,933     $3,301,155   $6,328,306  $2,377,154
Receivable for shares of the
 Portfolios sold..............      1,295           --             --             --        2,482          96
Receivable for policy-related
 transactions.................         --        6,646         18,325          3,656           --          --
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total assets...............  5,564,434    4,033,346     44,067,258      3,304,811    6,330,788   2,377,250
                               ----------   ----------    -----------     ----------   ----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        6,570         18,235          3,656           --          --
Payable for policy-related
 transactions.................      1,295           --             --             --        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total liabilities..........      1,295        6,570         18,235          3,656        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
NET ASSETS.................... $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

NET ASSETS:
Accumulation unit values...... $5,563,139   $4,026,776    $44,049,023     $3,299,624   $6,328,352  $2,376,132
Retained by AXA Equitable in
 Separate Account No. 70......         --           --             --          1,531           --       1,023
                               ----------   ----------    -----------     ----------   ----------  ----------
TOTAL NET ASSETS.............. $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,719,659   $3,471,269    $40,582,753     $2,881,958   $6,319,555  $2,140,048

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                  AMERICAN
                                                 AMERICAN                                          FUNDS          AMERICAN
                                                   FUNDS         AMERICAN        AMERICAN        INSURANCE         FUNDS
                                                 INSURANCE        FUNDS           FUNDS       SERIES(R) GLOBAL   INSURANCE
                                  AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL         SERIES(R)
                               CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION     GROWTH-
                               CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/     INCOME FUND/SM/
                               -------------- --------------- -------------- ---------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $142,758,139    $50,964,502    $40,933,035      $7,918,042      $16,675,098     $11,955,139
Receivable for shares of the
 Portfolios sold..............        99,813          1,303          4,415              --            6,255             384
Receivable for policy-related
 transactions.................            --             --             --          12,728               --              --
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total assets...............   142,857,952     50,965,805     40,937,450       7,930,770       16,681,353      11,955,523
                                ------------    -----------    -----------      ----------      -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --             --             --          12,712               --              --
Payable for policy-related
 transactions.................        99,812          1,174          4,414              --            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total liabilities..........        99,812          1,174          4,414          12,712            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
NET ASSETS....................  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

NET ASSETS:
Accumulation unit values......  $142,716,545    $50,964,631    $40,932,999      $7,918,058      $16,673,827     $11,955,139
Retained by AXA Equitable in
 Separate Account No. 70......        41,595             --             37              --            1,271              --
                                ------------    -----------    -----------      ----------      -----------     -----------
TOTAL NET ASSETS..............  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

Investments in shares of the
 Portfolios, at cost..........  $122,688,537    $47,455,969    $41,735,835      $7,013,126      $15,867,165     $11,057,606

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                 AMERICAN
                                  AMERICAN        FUNDS
                                   FUNDS        INSURANCE
                                 INSURANCE      SERIES(R)     AMERICAN
                                 SERIES(R)     MANAGED RISK     FUNDS
                               INTERNATIONAL      ASSET       INSURANCE     AXA 400     AXA 500     AXA 2000
                                 GROWTH AND     ALLOCATION  SERIES(R) NEW   MANAGED     MANAGED      MANAGED
                               INCOME FUND/SM/   FUND/SM/   WORLD FUND(R) VOLATILITY* VOLATILITY*  VOLATILITY*
                               --------------  ------------ ------------- ----------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $5,567,971     $7,605,786   $53,367,244  $79,230,636 $179,843,146 $77,738,266
Receivable for shares of the
 Portfolios sold..............           --             --            --       88,357      206,717      75,903
Receivable for policy-related
 transactions.................        1,598            252        53,690           --           --          --
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total assets...............    5,569,569      7,606,038    53,420,934   79,318,993  180,049,863  77,814,169
                                 ----------     ----------   -----------  ----------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        1,546            253        53,690           --           --          --
Payable for policy-related
 transactions.................           --             --            --       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total liabilities..........        1,546            253        53,690       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
NET ASSETS....................   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

NET ASSETS:
Accumulation unit values......   $5,568,023     $7,605,650   $53,366,939  $79,229,801 $179,840,033 $77,735,650
Retained by AXA Equitable in
 Separate Account No. 70......           --            135           305          835        3,113       2,617
                                 ----------     ----------   -----------  ----------- ------------ -----------
TOTAL NET ASSETS..............   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $5,011,352     $6,880,449   $44,698,488  $65,290,440 $131,420,536 $62,945,565

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                 AXA                    AXA GLOBAL
                                                                             CONSERVATIVE      AXA        EQUITY
                               AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH     CONSERVATIVE   MANAGED
                                ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*     STRATEGY*   VOLATILITY*
                               -------------- -------------- -------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $26,778,663   $3,578,150,143 $3,033,569,679 $1,397,488,657 $710,755,411 $17,569,331
Receivable for shares of the
 Portfolios sold..............           --               --      1,038,903        939,737      176,563          --
Receivable for policy-related
 transactions.................      278,009          670,228             --             --           --       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total assets...............   27,056,672    3,578,820,371  3,034,608,582  1,398,428,394  710,931,974  17,573,643
                                -----------   -------------- -------------- -------------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      278,009          666,963             --             --           --       4,312
Payable for policy-related
 transactions.................           --               --      1,038,793        939,461      176,563          --
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total liabilities..........      278,009          666,963      1,038,793        939,461      176,563       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
NET ASSETS....................  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

NET ASSETS:
Accumulation unit values......  $26,778,099   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,753,745 $17,569,146
Retained by AXA Equitable in
 Separate Account No. 70......          564               --             --             --        1,666         185
                                -----------   -------------- -------------- -------------- ------------ -----------
TOTAL NET ASSETS..............  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

Investments in shares of the
 Portfolios, at cost..........  $24,255,234   $3,089,367,706 $2,700,739,593 $1,283,562,229 $696,358,036 $13,554,031

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   AXA           AXA           AXA                    AXA LARGE CAP
                                              INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                 AXA GROWTH   CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                 STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                               -------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $4,359,901,243  $13,703,878  $113,325,883   $3,440,216    $10,843,225   $25,826,991
Receivable for shares of the
 Portfolios sold..............             --        2,666        77,592          135          5,330        20,369
Receivable for policy-related
 transactions.................      1,065,691           --            --           --             --            --
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total assets...............  4,360,966,934   13,706,544   113,403,475    3,440,351     10,848,555    25,847,360
                               --------------  -----------  ------------   ----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      1,063,129           --            --           --             --            --
Payable for policy-related
 transactions.................             --        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total liabilities..........      1,063,129        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
NET ASSETS.................... $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $4,359,903,805  $13,701,453  $113,323,818   $3,439,886    $10,842,691   $25,825,847
Retained by AXA Equitable in
 Separate Account No. 70......             --        2,424         2,066          330            534         1,144
                               --------------  -----------  ------------   ----------    -----------   -----------
TOTAL NET ASSETS.............. $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $3,779,547,757  $11,385,644  $ 97,196,718   $2,996,180    $ 9,254,364   $20,917,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               AXA LARGE CAP  AXA MID CAP                AXA MODERATE  AXA MODERATE-  AXA ULTRA
                               VALUE MANAGED VALUE MANAGED AXA MODERATE     GROWTH         PLUS      CONSERVATIVE
                                VOLATILITY*   VOLATILITY*  ALLOCATION*    STRATEGY*     ALLOCATION*   STRATEGY*
                               ------------- ------------- ------------ -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $25,570,826   $18,469,571  $147,692,052 $6,460,091,861  $57,974,943  $131,243,681
Receivable for shares of the
 Portfolios sold..............       12,164         7,643        34,421      1,101,980       28,543            --
Receivable for policy-related
 transactions.................           --            --            --             --           --       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total assets...............   25,582,990    18,477,214   147,726,473  6,461,193,841   58,003,486   131,535,501
                                -----------   -----------  ------------ --------------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --            --            --             --           --       291,820
Payable for policy-related
 transactions.................       12,164         7,643        56,306      1,101,980       28,543            --
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total liabilities..........       12,164         7,643        56,306      1,101,980       28,543       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
NET ASSETS....................  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

NET ASSETS:
Accumulation unit values......  $25,570,743   $18,469,211  $147,617,301 $6,460,091,571  $57,962,605  $131,232,658
Retained by AXA Equitable in
 Separate Account No. 70......           83           360        52,866            290       12,338        11,023
                                -----------   -----------  ------------ --------------  -----------  ------------
TOTAL NET ASSETS..............  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

Investments in shares of the
 Portfolios, at cost..........  $20,261,929   $16,204,804  $143,701,432 $5,521,288,118  $54,316,194  $133,040,037

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                AXA/AB     AXA/AB SHORT                 AXA/     AXA/FRANKLIN
                                 AXA/AB        DYNAMIC       DURATION                CLEARBRIDGE   BALANCED
                                 DYNAMIC       MODERATE     GOVERNMENT  AXA/AB SMALL  LARGE CAP    MANAGED
                                 GROWTH*       GROWTH*        BOND*     CAP GROWTH*    GROWTH*   VOLATILITY*
                               ------------ -------------- ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $534,449,613 $2,775,304,988  $2,044,928  $74,110,909  $82,107,910 $21,715,417
Receivable for shares of the
 Portfolios sold..............           --             --          67           --       24,415       2,827
Receivable for policy-related
 transactions.................      526,891        102,411          --        9,112           --          --
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total assets...............  534,976,504  2,775,407,399   2,044,995   74,120,021   82,132,325  21,718,244
                               ------------ --------------  ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      524,265        101,674          --        9,050           --          --
Payable for policy-related
 transactions.................           --             --           2           --       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total liabilities..........      524,265        101,674           2        9,050       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
NET ASSETS.................... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values...... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,106,398 $21,715,694
Retained by AXA Equitable in
 Separate Account No. 70......           --             --          --           --        1,512          --
                               ------------ --------------  ----------  -----------  ----------- -----------
TOTAL NET ASSETS.............. $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost.......... $479,273,559 $2,478,358,150  $2,052,877  $70,418,718  $81,002,250 $20,852,859

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             AXA/FRANKLIN
                               AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN                            AXA/LEGG
                                 SMALL CAP    ALLOCATION     SACHS     AXA/INVESCO                 MASON
                               VALUE MANAGED   MANAGED     STRATEGIC    STRATEGIC    AXA/JANUS   STRATEGIC
                                VOLATILITY*  VOLATILITY*  ALLOCATION*  ALLOCATION*  ENTERPRISE* ALLOCATION*
                               ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $12,019,957  $13,203,666  $453,326,228 $231,465,115 $53,768,476 $121,789,258
Receivable for shares of the
 Portfolios sold..............        2,970        2,890            --           --       9,814           --
Receivable for policy-related
 transactions.................           --           --       753,348      293,293          --      586,671
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total assets...............   12,022,927   13,206,556   454,079,576  231,758,408  53,778,290  122,375,929
                                -----------  -----------  ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --       751,065      291,163          --      584,468
Payable for policy-related
 transactions.................        2,970        2,890            --           --       9,814           --
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total liabilities..........        2,970        2,890       751,065      291,163       9,814      584,468
                                -----------  -----------  ------------ ------------ ----------- ------------
NET ASSETS....................  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

NET ASSETS:
Accumulation unit values......  $12,019,400  $13,203,315  $453,328,511 $231,467,245 $53,767,965 $121,791,461
Retained by AXA Equitable in
 Separate Account No. 70......          557          351            --           --         511           --
                                -----------  -----------  ------------ ------------ ----------- ------------
TOTAL NET ASSETS..............  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost..........  $10,316,370  $11,311,750  $434,664,620 $218,847,442 $52,748,947 $114,335,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA/MUTUAL
                                            LARGE CAP  AXA/TEMPLETON    BLACKROCK      BLACKROCK    BLACKROCK
                               AXA/LOOMIS    EQUITY    GLOBAL EQUITY     GLOBAL         GLOBAL      LARGE CAP
                                 SAYLES      MANAGED      MANAGED    ALLOCATION V.I. OPPORTUNITIES FOCUS GROWTH
                                GROWTH*    VOLATILITY*  VOLATILITY*       FUND         V.I. FUND    V.I. FUND
                               ----------- ----------- ------------- --------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,559
Receivable for shares of the
 Portfolios sold..............       4,842        245        16,065             --            --            --
Receivable for policy-related
 transactions.................          --         --            --         29,827         4,349         3,713
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total assets...............  70,766,067  4,247,288    18,679,928    121,137,236     2,500,005    43,362,272
                               ----------- ----------   -----------   ------------    ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --         --            --         29,827         4,349         3,668
Payable for policy-related
 transactions.................       4,842        245        16,065             --            --            --
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total liabilities..........       4,842        245        16,065         29,827         4,349         3,668
                               ----------- ----------   -----------   ------------    ----------   -----------
NET ASSETS.................... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

NET ASSETS:
Accumulation unit values...... $70,744,784 $4,247,023   $18,662,992   $121,105,859    $2,495,534   $43,358,604
Retained by AXA Equitable in
 Separate Account No. 70......      16,441         20           871          1,550           122            --
                               ----------- ----------   -----------   ------------    ----------   -----------
TOTAL NET ASSETS.............. $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

Investments in shares of the
 Portfolios, at cost.......... $57,581,223 $3,692,157   $14,721,309   $116,450,609    $2,526,567   $43,085,133

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                               AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                               ----------  ------------- ----------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $6,418,419   $31,054,247  $13,482,459 $33,504,030 $24,243,643  $1,798,697
Receivable for shares of the
 Portfolios sold..............        211            --          499          --         809       6,324
Receivable for policy-related
 transactions.................         --        37,368           --      44,219          --          --
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total assets...............  6,418,630    31,091,615   13,482,958  33,548,249  24,244,452   1,805,021
                               ----------   -----------  ----------- ----------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        37,368           --      44,218          --          --
Payable for policy-related
 transactions.................        211            --          500          --         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total liabilities..........        211        37,368          500      44,218         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
NET ASSETS.................... $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $6,418,392   $31,054,216  $13,482,340 $33,504,031 $24,243,713  $1,798,269
Retained by AXA Equitable in
 Separate Account No. 70......         27            31          118          --          --         428
                               ----------   -----------  ----------- ----------- -----------  ----------
TOTAL NET ASSETS.............. $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,715,211   $29,678,999  $12,510,236 $31,785,038 $22,239,747  $1,849,191

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             CLEARBRIDGE              CLEARBRIDGE
                                                              VARIABLE   CLEARBRIDGE   VARIABLE
                                                 CHARTER/SM/ AGGRESSIVE    VARIABLE    DIVIDEND    CLEARBRIDGE
                               CHARTER/SM/ SMALL SMALL CAP     GROWTH    APPRECIATION  STRATEGY   VARIABLE MID
                                 CAP GROWTH*       VALUE*     PORTFOLIO   PORTFOLIO    PORTFOLIO  CAP PORTFOLIO
                               ---------------   ----------- ----------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $9,947,390      $13,783,618 $53,721,200 $12,892,535  $30,208,250  $4,608,665
Receivable for shares of the
 Portfolios sold..............        7,315            3,113          --          --        6,924         129
Receivable for policy-related
 transactions.................           --               --         879       5,278           --          --
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total assets...............    9,954,705       13,786,731  53,722,079  12,897,813   30,215,174   4,608,794
                                 ----------      ----------- ----------- -----------  -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --               --         879       5,272           --          --
Payable for policy-related
 transactions.................        7,315            3,113          --          --        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total liabilities..........        7,315            3,113         879       5,272        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
NET ASSETS....................   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

NET ASSETS:
Accumulation unit values......   $9,946,810      $13,780,681 $53,721,075 $12,892,541  $30,208,268  $4,608,658
Retained by AXA Equitable in
 Separate Account No. 70......          580            2,937         125          --           --           7
                                 ----------      ----------- ----------- -----------  -----------  ----------
TOTAL NET ASSETS..............   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

Investments in shares of the
 Portfolios, at cost..........   $8,082,100      $11,365,771 $55,460,102 $11,323,768  $24,940,861  $4,272,447

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               DELAWARE VIP(R)
                               DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                 DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                               --------------- --------------- --------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $17,337,182     $3,192,538      $10,220,735    $28,319,288   $147,621,004 $19,947,553
Receivable for shares of the
 Portfolios sold..............        13,121             --            2,092          8,884             --       4,255
Receivable for policy-related
 transactions.................            --         13,800               --             --         63,397          --
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total assets...............    17,350,303      3,206,338       10,222,827     28,328,172    147,684,401  19,951,808
                                 -----------     ----------      -----------    -----------   ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --         13,800               --             --         63,397          --
Payable for policy-related
 transactions.................        13,120             --            2,092          6,121             --       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total liabilities..........        13,120         13,800            2,092          6,121         63,397       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
NET ASSETS....................   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

NET ASSETS:
Accumulation unit values......   $17,316,915     $3,189,613      $10,209,468    $28,322,051   $147,595,475 $19,940,050
Retained by AXA Equitable in
 Separate Account No. 70......        20,268          2,925           11,267             --         25,529       7,503
                                 -----------     ----------      -----------    -----------   ------------ -----------
TOTAL NET ASSETS..............   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $17,318,531     $2,801,493      $10,266,664    $27,996,875   $119,480,071 $15,768,678

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                      EQ/
                                                          EQ/EMERGING                             INTERMEDIATE
                                EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL    GOVERNMENT
                               STOCK INDEX*    INDEX*        PLUS*         INDEX*     BOND PLUS*     BOND*
                               ------------ ------------ -------------- ------------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $51,309,825  $333,710,958   $7,516,045   $309,432,937  $ 9,747,088 $123,980,993
Receivable for shares of the
 Portfolios sold..............          --        45,208        6,230             --        7,309           --
Receivable for policy-related
 transactions.................     169,663            --           --         60,760           --      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total assets...............  51,479,488   333,756,166    7,522,275    309,493,697    9,754,397  124,094,428
                               -----------  ------------   ----------   ------------  ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     169,575            --           --         60,760           --      113,435
Payable for policy-related
 transactions.................          --        45,208        6,222             --        7,308           --
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total liabilities..........     169,575        45,208        6,222         60,760        7,308      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
NET ASSETS.................... $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

NET ASSETS:
Accumulation unit values...... $51,309,913  $333,706,550   $7,516,053   $309,383,155  $ 9,746,774 $123,979,615
Retained by AXA Equitable in
 Separate Account No. 70......          --         4,408           --         49,782          315        1,378
                               -----------  ------------   ----------   ------------  ----------- ------------
TOTAL NET ASSETS.............. $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

Investments in shares of the
 Portfolios, at cost.......... $41,683,570  $341,065,724   $6,506,315   $256,330,057  $10,053,355 $126,149,159

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             EQ/JPMORGAN                                 EQ/MFS
                               EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                               ---------------- ----------- -------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $49,631,878    $41,313,716  $21,945,227    $67,925,735  $41,092,564   $47,219,953
Receivable for policy-related
 transactions.................        52,993         15,240        1,513         35,364      125,565        19,218
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total assets...............    49,684,871     41,328,956   21,946,740     67,961,099   41,218,129    47,239,171
                                 -----------    -----------  -----------    -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total liabilities..........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
NET ASSETS....................   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

NET ASSETS:
Accumulation unit values......   $49,631,910    $41,312,350  $21,944,938    $67,925,753  $41,063,247   $47,219,982
Retained by AXA Equitable in
 Separate Account No. 70......            --          1,366          289             --       29,317            --
                                 -----------    -----------  -----------    -----------  -----------   -----------
TOTAL NET ASSETS..............   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost..........   $46,326,410    $31,276,197  $19,018,144    $59,082,859  $37,668,386   $40,296,740

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        EQ/PIMCO
                               EQ/MID CAP    EQ/MONEY   EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                 INDEX*      MARKET*       GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                               ----------- ------------ -------------- ----------- -------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $88,031,795 $123,783,466  $85,126,957   $21,118,079  $33,017,712   $28,719,876
Receivable for shares of the
 Portfolios sold..............          --           --       18,326            --           --         2,219
Receivable for policy-related
 transactions.................       3,128      305,218           --        68,068       10,837            --
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total assets...............  88,034,923  124,088,684   85,145,283    21,186,147   33,028,549    28,722,095
                               ----------- ------------  -----------   -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       3,128      305,218           --        68,068       10,837            --
Payable for policy-related
 transactions.................          --           --       18,318            --           --         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total liabilities..........       3,128      305,218       18,318        68,068       10,837         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
NET ASSETS.................... $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

NET ASSETS:
Accumulation unit values...... $87,982,240 $123,759,283  $85,126,965   $21,118,069  $33,003,618   $28,719,569
Retained by AXA Equitable in
 Separate Account No. 70......      49,555       24,183           --            10       14,094           307
                               ----------- ------------  -----------   -----------  -----------   -----------
TOTAL NET ASSETS.............. $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $80,775,741 $123,783,664  $65,305,689   $20,981,742  $32,901,476   $29,084,342

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             FIDELITY(R) VIP
                                                                                                  ASSET
                                EQ/SMALL    EQ/T. ROWE    EQ/UBS   FEDERATED HIGH FEDERATED     MANAGER:
                                COMPANY    PRICE GROWTH  GROWTH &   INCOME BOND   KAUFMANN       GROWTH
                                 INDEX*       STOCK*     INCOME*      FUND II      FUND II      PORTFOLIO
                               ----------- ------------ ---------- -------------- ---------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $60,659,490 $213,104,354 $7,925,736  $19,170,770   $7,249,566    $908,381
Receivable for shares of the
 Portfolios sold..............          --           --      2,568        9,321           --          35
Receivable for policy-related
 transactions.................       4,118       90,907         --           --       18,313          --
                               ----------- ------------ ----------  -----------   ----------    --------
   Total assets...............  60,663,608  213,195,261  7,928,304   19,180,091    7,267,879     908,416
                               ----------- ------------ ----------  -----------   ----------    --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       4,118       90,907         --           --       18,313          --
Payable for policy-related
 transactions.................          --           --      2,569        9,321           --          35
                               ----------- ------------ ----------  -----------   ----------    --------
   Total liabilities..........       4,118       90,907      2,569        9,321       18,313          35
                               ----------- ------------ ----------  -----------   ----------    --------
NET ASSETS.................... $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

NET ASSETS:
Accumulation unit values...... $60,605,944 $213,103,318 $7,925,186  $19,170,340   $7,248,658    $908,057
Retained by AXA Equitable in
 Separate Account No. 70......      53,546        1,036        549          430          908         324
                               ----------- ------------ ----------  -----------   ----------    --------
TOTAL NET ASSETS.............. $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

Investments in shares of the
 Portfolios, at cost.......... $57,667,283 $174,439,047 $6,811,781  $18,643,117   $6,491,907    $843,670

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030       MID CAP
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                               --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
Receivable for shares of the
 Portfolios sold..............            --            38               48              53              40               --
Receivable for policy-related
 transactions.................       129,832            --               --              --              --           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
   Total assets...............   180,993,178       975,195        1,227,356       1,367,427       1,002,428       87,182,207
                                ------------      --------       ----------      ----------      ----------      -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       129,832            --               --              --              --           23,032
Payable for policy-related
 transactions.................            --            38               48              53              40               --
                                ------------      --------       ----------      ----------      ----------      -----------
   Total liabilities..........       129,832            38               48              53              40           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
NET ASSETS....................  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

NET ASSETS:
Accumulation unit values......  $180,836,787      $974,853       $1,227,015      $1,367,078      $1,002,067      $87,138,256
Retained by AXA Equitable in
 Separate Account No. 70......        26,559           304              293             296             321           20,919
                                ------------      --------       ----------      ----------      ----------      -----------
TOTAL NET ASSETS..............  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

Investments in shares of the
 Portfolios, at cost..........  $157,574,309      $869,342       $1,089,105      $1,151,899      $  858,631      $76,525,910

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                            FIRST TRUST/
                                                             DOW JONES      FRANKLIN
                               FIDELITY(R) VIP FIRST TRUST   DIVIDEND &     FOUNDING
                                  STRATEGIC    MULTI INCOME    INCOME        FUNDS       FRANKLIN     FRANKLIN
                                   INCOME       ALLOCATION   ALLOCATION  ALLOCATION VIP INCOME VIP  MUTUAL SHARES
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO        FUND         FUND       VIP FUND
                               --------------- ------------ ------------ -------------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $116,084,944    $4,001,163  $50,334,844   $21,003,045   $92,902,163  $14,587,098
Receivable for shares of the
 Portfolios sold..............       112,686           147        2,309            --         7,844        3,656
Receivable for policy-related
 transactions.................            --            --           --        14,988            --           --
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total assets...............   116,197,630     4,001,310   50,337,153    21,018,033    92,910,007   14,590,754
                                ------------    ----------  -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --            --           --        14,988            --           --
Payable for policy-related
 transactions.................       112,609           117        2,302            --         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total liabilities..........       112,609           117        2,302        14,988         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
NET ASSETS....................  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......  $116,085,021    $4,001,193  $50,334,851   $21,002,825   $92,902,214  $14,585,386
Retained by AXA Equitable in
 Separate Account No. 70......            --            --           --           220            --        1,712
                                ------------    ----------  -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........  $114,922,792    $3,885,358  $46,677,084   $20,311,928   $89,003,754  $14,120,453

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                         GUGGENHEIM VIF
                                                FRANKLIN                     GLOBAL     GUGGENHEIM VIF   HARTFORD
                               FRANKLIN RISING STRATEGIC   GOLDMAN SACHS    MANAGED      MULTI-HEDGE     CAPITAL
                                DIVIDENDS VIP  INCOME VIP   VIT MID CAP     FUTURES       STRATEGIES   APPRECIATION
                                    FUND          FUND      VALUE FUND   STRATEGY FUND       FUND        HLS FUND
                               --------------- ----------- ------------- -------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,438,289   $61,005,643  $30,656,189    $2,865,989      $685,575    $17,578,177
Receivable for shares of the
 Portfolios sold..............            --        10,785           --            --            27             --
Receivable for policy-related
 transactions.................         4,730            --          713         2,815            --             53
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total assets...............    81,443,019    61,016,428   30,656,902     2,868,804       685,602     17,578,230
                                 -----------   -----------  -----------    ----------      --------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         4,714            --          713         2,815            --             44
Payable for policy-related
 transactions.................            --        10,785           --            --            28             --
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total liabilities..........         4,714        10,785          713         2,815            28             44
                                 -----------   -----------  -----------    ----------      --------    -----------
NET ASSETS....................   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

NET ASSETS:
Accumulation unit values......   $81,438,305   $60,975,644  $30,643,321    $2,865,589      $685,516    $17,578,186
Retained by AXA Equitable in
 Separate Account No. 70......            --        29,999       12,868           400            58             --
                                 -----------   -----------  -----------    ----------      --------    -----------
TOTAL NET ASSETS..............   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

Investments in shares of the
 Portfolios, at cost..........   $74,068,296   $63,305,562  $31,148,523    $2,988,639      $646,811    $16,609,318

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 HARTFORD                   INVESCO V.I.
                                  GROWTH      INVESCO V.I.  BALANCED-RISK INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                               OPPORTUNITIES    AMERICAN     ALLOCATION    DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                 HLS FUND    FRANCHISE FUND     FUND      DIVIDEND FUND INCOME FUND    CARE FUND
                               ------------- -------------- ------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $34,021,130     $545,589     $10,546,552   $78,587,300  $15,011,805   $4,420,080
Receivable for shares of the
 Portfolios sold..............        3,686           21             344            --           --           59
Receivable for policy-related
 transactions.................           --           --              --         9,528          353           --
                                -----------     --------     -----------   -----------  -----------   ----------
   Total assets...............   34,024,816      545,610      10,546,896    78,596,828   15,012,158    4,420,139
                                -----------     --------     -----------   -----------  -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --              --         9,522          341           --
Payable for policy-related
 transactions.................        3,686           21             345            --           --           59
                                -----------     --------     -----------   -----------  -----------   ----------
   Total liabilities..........        3,686           21             345         9,522          341           59
                                -----------     --------     -----------   -----------  -----------   ----------
NET ASSETS....................  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

NET ASSETS:
Accumulation unit values......  $34,021,065     $503,700     $10,546,551   $78,587,306  $15,011,817   $4,408,473
Retained by AXA Equitable in
 Separate Account No. 70......           65       41,889              --            --           --       11,607
                                -----------     --------     -----------   -----------  -----------   ----------
TOTAL NET ASSETS..............  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

Investments in shares of the
 Portfolios, at cost..........  $29,798,590     $506,897     $10,388,005   $71,377,871  $13,593,167   $4,931,302

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                               GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP ASSET
                               ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND    STRATEGY
                               ------------ --------------- ------------- ---------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $79,140,941    $41,395,290    $52,841,864    $12,870,470    $18,904,960   $36,395,959
Receivable for shares of the
 Portfolios sold..............          --             --         15,022             --             --            --
Receivable for policy-related
 transactions.................       6,060          2,990             --          1,004            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total assets...............  79,147,001     41,398,280     52,856,886     12,871,474     18,905,641    36,399,552
                               -----------    -----------    -----------    -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       6,060          2,943             --          1,005            681         3,593
Payable for policy-related
 transactions.................          --             --         15,023             --             --            --
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total liabilities..........       6,060          2,943         15,023          1,005            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
NET ASSETS.................... $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $79,140,273    $41,395,337    $52,841,838    $12,870,068    $18,904,866   $36,394,878
Retained by AXA Equitable in
 Separate Account No. 70......         668             --             25            401             94         1,081
                               -----------    -----------    -----------    -----------    -----------   -----------
TOTAL NET ASSETS.............. $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $74,599,705    $41,281,063    $45,214,967    $12,186,439    $18,865,225   $38,743,248

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO IVY VIP MID CAP IVY VIP NATURAL
                                OPPORTUNITIES   IVY VIP ENERGY    INCOME     CAP GROWTH       GROWTH         RESOURCES
                               ---------------- -------------- ------------ ------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $16,053,337     $35,655,563   $132,745,387  $3,455,580     $55,077,893     $10,617,393
Receivable for shares of the
 Portfolios sold..............         2,306          20,842          3,325          --           2,746              --
Receivable for policy-related
 transactions.................            --              --             --       4,315              --           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total assets...............    16,055,643      35,676,405    132,748,712   3,459,895      55,080,639      10,619,102
                                 -----------     -----------   ------------  ----------     -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --              --             --       4,315              --           1,709
Payable for policy-related
 transactions.................         2,306          20,843          3,325          --           2,746              --
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total liabilities..........         2,306          20,843          3,325       4,315           2,746           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
NET ASSETS....................   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

NET ASSETS:
Accumulation unit values......   $16,052,309     $35,655,280   $132,737,692  $3,455,498     $55,077,763     $10,612,151
Retained by AXA Equitable in
 Separate Account No. 70......         1,028             282          7,695          82             130           5,242
                                 -----------     -----------   ------------  ----------     -----------     -----------
TOTAL NET ASSETS..............   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $14,946,451     $37,270,496   $136,036,797  $3,177,272     $47,327,253     $10,908,176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             JANUS       JPMORGAN
                                                                 JANUS         JANUS     HENDERSON VIT  INSURANCE
                               IVY VIP SCIENCE               HENDERSON VIT HENDERSON VIT   U.S. LOW    TRUST GLOBAL
                                     AND       IVY VIP SMALL   BALANCED    FLEXIBLE BOND  VOLATILITY    ALLOCATION
                                 TECHNOLOGY     CAP GROWTH     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                               --------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,453,859    $27,992,574   $55,150,671   $28,672,701   $10,980,248  $19,191,184
Receivable for shares of the
 Portfolios sold..............            --            421            --            --         1,560          569
Receivable for policy-related
 transactions.................        71,925             --        12,573        10,408            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total assets...............    81,525,784     27,992,995    55,163,244    28,683,109    10,981,808   19,191,753
                                 -----------    -----------   -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        71,925             --        12,542        10,050            --           --
Payable for policy-related
 transactions.................            --            421            --            --         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total liabilities..........        71,925            421        12,542        10,050         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
NET ASSETS....................   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......   $81,452,466    $27,983,469   $55,150,702   $28,673,059   $10,980,273  $19,191,257
Retained by AXA Equitable in
 Separate Account No. 70......         1,393          9,105            --            --            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........   $72,624,862    $26,191,360   $48,310,406   $29,041,695   $ 9,621,647  $17,713,015

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 JPMORGAN       LAZARD      LORD ABBETT                 LORD ABBETT
                                INSURANCE     RETIREMENT   SERIES FUND -  LORD ABBETT  SERIES FUND -    MFS(R)
                               TRUST INCOME    EMERGING        BOND      SERIES FUND -    GROWTH     INTERNATIONAL
                                 BUILDER    MARKETS EQUITY   DEBENTURE   CLASSIC STOCK OPPORTUNITIES     VALUE
                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                               ------------ -------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $15,456,813   $102,036,619  $120,081,036   $4,654,067    $4,929,649   $236,598,745
Receivable for shares of the
 Portfolios sold..............         530             --            --          429           361             --
Receivable for policy-related
 transactions.................          --        116,617        51,298           --            --         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total assets...............  15,457,343    102,153,236   120,132,334    4,654,496     4,930,010    236,662,668
                               -----------   ------------  ------------   ----------    ----------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --        116,617        51,256           --            --         63,923
Payable for policy-related
 transactions.................         467             --            --          429           361             --
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total liabilities..........         467        116,617        51,256          429           361         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
NET ASSETS.................... $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

NET ASSETS:
Accumulation unit values...... $15,456,876   $102,019,454  $120,081,078   $4,653,776    $4,928,614   $236,577,187
Retained by AXA Equitable in
 Separate Account No. 70......          --         17,165            --          291         1,035         21,558
                               -----------   ------------  ------------   ----------    ----------   ------------
TOTAL NET ASSETS.............. $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

Investments in shares of the
 Portfolios, at cost.......... $14,806,849   $ 88,575,682  $117,622,303   $4,758,817    $4,529,729   $189,999,691

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   MFS(R)
                                                MASSACHUSETTS
                                                  INVESTORS                     MFS(R)
                               MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH TECHNOLOGY  MFS(R) UTILITIES MFS(R) VALUE
                                 TRUST SERIES     PORTFOLIO       SERIES      PORTFOLIO        SERIES         SERIES
                               ---------------- ------------- --------------- ----------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,958
Receivable for shares of the
 Portfolios sold..............            --           3,071            76          5,140        21,844             --
Receivable for policy-related
 transactions.................         2,969              --            --             --            --         28,211
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total assets...............    13,416,565      14,627,771     2,329,965     33,761,651    53,133,516     23,876,169
                                 -----------     -----------    ----------    -----------   -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         2,969              --            --             --            --         28,189
Payable for policy-related
 transactions.................            --           3,071            76          5,140        21,844             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total liabilities..........         2,969           3,071            76          5,140        21,844         28,189
                                 -----------     -----------    ----------    -----------   -----------    -----------
NET ASSETS....................   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

NET ASSETS:
Accumulation unit values......   $13,413,580     $14,624,034    $2,329,851    $33,756,093   $53,111,447    $23,847,980
Retained by AXA Equitable in
 Separate Account No. 70......            16             666            38            418           225             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
TOTAL NET ASSETS..............   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $12,115,721     $13,626,386    $2,155,498    $24,434,442   $54,768,470    $22,014,429

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                    NEUBERGER
                                                                                                     BERMAN
                               MULTIMANAGER              MULTIMANAGER                             INTERNATIONAL
                                AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER    EQUITY
                                 EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                               ------------ ------------ ------------ -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $16,150,315  $113,957,142 $20,562,851   $11,780,856   $40,447,408   $4,253,370
Receivable for shares of the
 Portfolios sold..............      15,930        10,660       6,795         3,192         2,612           --
Receivable for policy-related
 transactions.................          --            --          --            --            --        1,083
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total assets...............  16,166,245   113,967,802  20,569,646    11,784,048    40,450,020    4,254,453
                               -----------  ------------ -----------   -----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --          --            --            --        1,073
Payable for policy-related
 transactions.................      15,931        10,660       6,794         3,192         2,612           --
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total liabilities..........      15,931        10,660       6,794         3,192         2,612        1,073
                               -----------  ------------ -----------   -----------   -----------   ----------
NET ASSETS.................... $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $16,104,359  $113,956,756 $20,562,597   $11,780,507   $40,447,408   $4,253,380
Retained by AXA Equitable in
 Separate Account No. 70......      45,955           386         255           349            --           --
                               -----------  ------------ -----------   -----------   -----------   ----------
TOTAL NET ASSETS.............. $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $11,514,289  $115,311,173 $18,518,199   $ 9,637,870   $33,567,233   $3,651,667

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                NEUBERGER
                               BERMAN U.S.      PIMCO                                 PIMCO GLOBAL
                               EQUITY INDEX COMMODITYREAL    PIMCO                    MULTI-ASSET
                                 PUTWRITE     RETURN(R)     EMERGING    PIMCO GLOBAL    MANAGED    PIMCO REAL
                                 STRATEGY     STRATEGY    MARKETS BOND BOND PORTFOLIO  ALLOCATION    RETURN
                                PORTFOLIO     PORTFOLIO    PORTFOLIO     (UNHEDGED)    PORTFOLIO   PORTFOLIO
                               ------------ ------------- ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $2,290,739   $16,894,519  $20,453,817    $3,305,557    $1,506,083  $55,632,827
Receivable for shares of the
 Portfolios sold..............          83         2,143           --           874            51           --
Receivable for policy-related
 transactions.................          --            --        7,671           448            --        1,749
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total assets...............   2,290,822    16,896,662   20,461,488     3,306,879     1,506,134   55,634,576
                                ----------   -----------  -----------    ----------    ----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --        7,671            --            --        1,710
Payable for policy-related
 transactions.................          22         2,144           --            --            51           --
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total liabilities..........          22         2,144        7,671            --            51        1,710
                                ----------   -----------  -----------    ----------    ----------  -----------
NET ASSETS....................  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

NET ASSETS:
Accumulation unit values......  $2,290,800   $16,872,389  $20,429,367    $3,306,879    $1,506,066  $55,587,891
Retained by AXA Equitable in
 Separate Account No. 70......          --        22,129       24,450            --            17       44,975
                                ----------   -----------  -----------    ----------    ----------  -----------
TOTAL NET ASSETS..............  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

Investments in shares of the
 Portfolios, at cost..........  $2,207,105   $21,748,986  $20,547,022    $3,233,112    $1,379,806  $58,814,981

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                     PUTNAM VT               PUTNAM VT
                               PIMCO TOTAL                            ABSOLUTE   PUTNAM VT  GLOBAL ASSET
                                 RETURN     PROFUND VP  PROFUND VP   RETURN 500 DIVERSIFIED  ALLOCATION
                                PORTFOLIO      BEAR    BIOTECHNOLOGY    FUND    INCOME FUND     FUND
                               ------------ ---------- ------------- ---------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $167,567,876  $122,925   $48,447,128  $2,614,883 $10,380,444  $4,308,100
Receivable for shares of the
 Portfolios sold..............       25,148         5        13,358          --          --         139
Receivable for policy-related
 transactions.................           --        --            --       2,193       5,230          --
                               ------------  --------   -----------  ---------- -----------  ----------
   Total assets...............  167,593,024   122,930    48,460,486   2,617,076  10,385,674   4,308,239
                               ------------  --------   -----------  ---------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --        --            --       2,150       5,208          --
Payable for policy-related
 transactions.................       25,148         4        13,358          --          --         133
                               ------------  --------   -----------  ---------- -----------  ----------
   Total liabilities..........       25,148         4        13,358       2,150       5,208         133
                               ------------  --------   -----------  ---------- -----------  ----------
NET ASSETS.................... $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $167,554,201  $121,769   $48,437,027  $2,614,926 $10,380,466  $4,308,106
Retained by AXA Equitable in
 Separate Account No. 70......       13,675     1,157        10,101          --          --          --
                               ------------  --------   -----------  ---------- -----------  ----------
TOTAL NET ASSETS.............. $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $169,290,925  $175,971   $45,876,038  $2,497,361 $ 9,916,650  $3,972,115

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             QS LEGG MASON
                                             DYNAMIC MULTI-                    SEI VP     SEI VP MARKET SEI VP MARKET
                                 PUTNAM VT    STRATEGY VIT  SEI VP BALANCED CONSERVATIVE     GROWTH     PLUS STRATEGY
                               RESEARCH FUND   PORTFOLIO     STRATEGY FUND  STRATEGY FUND STRATEGY FUND     FUND
                               ------------- -------------- --------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $465,943      $3,810,621     $9,077,062     $11,784,452   $7,667,558    $2,072,408
Receivable for shares of the
 Portfolios sold..............         15             138             --           1,567          252            69
Receivable for policy-related
 transactions.................         --              --          4,320              --           --            --
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total assets...............    465,958       3,810,759      9,081,382      11,786,019    7,667,810     2,072,477
                                 --------      ----------     ----------     -----------   ----------    ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --              --          4,320              --           --            --
Payable for policy-related
 transactions.................         --             124             --           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total liabilities..........         --             124          4,320           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
NET ASSETS....................   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

NET ASSETS:
Accumulation unit values......   $465,958      $3,810,635     $9,076,332     $11,784,451   $7,667,543    $2,072,393
Retained by AXA Equitable in
 Separate Account No. 70......         --              --            730              --           15            15
                                 --------      ----------     ----------     -----------   ----------    ----------
TOTAL NET ASSETS..............   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

Investments in shares of the
 Portfolios, at cost..........   $402,718      $3,619,767     $8,556,580     $11,570,573   $7,142,887    $1,802,013

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                           T. ROWE PRICE  TEMPLETON
                                  SEI VP     T. ROWE PRICE    HEALTH     DEVELOPING   TEMPLETON   TEMPLETON
                                 MODERATE    EQUITY INCOME   SCIENCES    MARKETS VIP FOREIGN VIP GLOBAL BOND
                               STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II     FUND        FUND      VIP FUND
                               ------------- ------------- ------------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $8,448,852    $7,729,403   $146,771,408  $14,176,187 $8,634,403  $134,448,262
Receivable for shares of the
 Portfolios sold..............         752         1,091         11,424          559      4,607            --
Receivable for policy-related
 transactions.................          --            --             --           --         --         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total assets...............   8,449,604     7,730,494    146,782,832   14,176,746  8,639,010   134,449,741
                                ----------    ----------   ------------  ----------- ----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --             --           --         --         1,479
Payable for policy-related
 transactions.................         752         1,091         11,335          559      4,607            --
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total liabilities..........         752         1,091         11,335          559      4,607         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
NET ASSETS....................  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

NET ASSETS:
Accumulation unit values......  $8,448,056    $7,729,403   $146,771,497  $14,128,591 $8,631,931  $134,443,311
Retained by AXA Equitable in
 Separate Account No. 70......         796            --             --       47,596      2,472         4,951
                                ----------    ----------   ------------  ----------- ----------  ------------
TOTAL NET ASSETS..............  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

Investments in shares of the
 Portfolios, at cost..........  $8,015,025    $7,700,949   $134,584,203  $11,090,352 $8,325,551  $142,330,776

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                VANECK VIP
                                                                               UNCONSTRAINED
                                                        TEMPLETON  VANECK VIP    EMERGING
                                                        GROWTH VIP GLOBAL HARD MARKETS BOND
                                                           FUND    ASSETS FUND     FUND
                                                        ---------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,961,163 $26,050,439   $939,992
Receivable for shares of the Portfolios sold...........         79       4,443         31
Receivable for policy-related transactions.............         --          --         14
                                                        ---------- -----------   --------
   Total assets........................................  1,961,242  26,054,882    940,037
                                                        ---------- -----------   --------

LIABILITIES:
Payable for policy-related transactions................         79       4,443         --
                                                        ---------- -----------   --------
   Total liabilities...................................         79       4,443         --
                                                        ---------- -----------   --------
NET ASSETS............................................. $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

NET ASSETS:
Accumulation unit values............................... $1,960,740 $26,028,910   $940,037
Retained by AXA Equitable in Separate Account No. 70...        423      21,529         --
                                                        ---------- -----------   --------
TOTAL NET ASSETS....................................... $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

Investments in shares of the Portfolios, at cost....... $1,693,278 $26,114,902   $856,993

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                          SHARE CLASS** PORTFOLIO SHARES HELD
                                                        --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.........................        B                617,068
1290 VT CONVERTIBLE SECURITIES.........................        K                428,462

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................        B              1,468,284

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................        B              2,085,020

1290 VT ENERGY.........................................        B                576,507
1290 VT ENERGY.........................................        K                 93,663

1290 VT EQUITY INCOME..................................        A              3,905,193
1290 VT EQUITY INCOME..................................        B              1,688,777

1290 VT GAMCO MERGERS & ACQUISITIONS...................        A                965,319
1290 VT GAMCO MERGERS & ACQUISITIONS...................        B                431,991

1290 VT GAMCO SMALL COMPANY VALUE......................        A              4,021,186
1290 VT GAMCO SMALL COMPANY VALUE......................        B                703,562

1290 VT HIGH YIELD BOND................................        B              1,404,556

1290 VT LOW VOLATILITY GLOBAL EQUITY...................        B                214,295

1290 VT NATURAL RESOURCES..............................        B                723,255

1290 VT REAL ESTATE....................................        B              1,215,821

1290 VT SMARTBETA EQUITY...............................        B                657,680
1290 VT SMARTBETA EQUITY...............................        K                556,672

1290 VT SOCIALLY RESPONSIBLE...........................        B                363,799

7TWELVE/TM/ BALANCED PORTFOLIO.........................     CLASS 4           5,746,263

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO..............     CLASS B             466,400

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO................     CLASS B              39,484

AB VPS GROWTH AND INCOME PORTFOLIO.....................     CLASS B             127,551

AB VPS INTERNATIONAL GROWTH PORTFOLIO..................     CLASS B             423,016

AB VPS REAL ESTATE INVESTMENT PORTFOLIO................     CLASS B             606,667

AB VPS SMALL/MID CAP VALUE PORTFOLIO...................     CLASS B             187,463

ALL ASSET GROWTH-ALT 20................................        A              1,489,598
ALL ASSET GROWTH-ALT 20................................        B                591,096

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO.......    CLASS III            244,530

AMERICAN CENTURY VP INFLATION PROTECTION FUND..........    CLASS II             619,814

AMERICAN CENTURY VP LARGE COMPANY VALUE................    CLASS II             148,572

AMERICAN CENTURY VP MID CAP VALUE FUND.................    CLASS II           6,272,326

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
 FUND/SM/..............................................     CLASS 4           2,177,970

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......     CLASS 4           3,832,681

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/..............................................     CLASS 4             262,796

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................     CLASS 4             669,414

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/..............................................     CLASS 4             242,449

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/............................     CLASS 4             316,722

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2             561,313

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4            2,135,544

AXA 400 MANAGED VOLATILITY........................        B               3,510,827

AXA 500 MANAGED VOLATILITY........................        B               7,533,710

AXA 2000 MANAGED VOLATILITY.......................        B               3,633,079

AXA AGGRESSIVE ALLOCATION.........................        A               1,655,950
AXA AGGRESSIVE ALLOCATION.........................        B                 578,232

AXA AGGRESSIVE STRATEGY...........................        B             239,579,626

AXA BALANCED STRATEGY.............................        B             195,680,072

AXA CONSERVATIVE GROWTH STRATEGY..................        B              97,068,393

AXA CONSERVATIVE STRATEGY.........................        B              58,408,838

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A                 364,213
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B                 575,530

AXA GROWTH STRATEGY...............................        B             238,936,115

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        A                 485,345
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        B                 724,202

AXA INTERNATIONAL MANAGED VOLATILITY..............        B               8,200,841

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........        A                 246,152

AXA LARGE CAP CORE MANAGED VOLATILITY.............        B                 981,928

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        A                 189,076
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        B                 605,389

AXA LARGE CAP VALUE MANAGED VOLATILITY............        A                 564,757
AXA LARGE CAP VALUE MANAGED VOLATILITY............        B                 782,411

AXA MID CAP VALUE MANAGED VOLATILITY..............        A                 298,712
AXA MID CAP VALUE MANAGED VOLATILITY..............        B                 741,605

AXA MODERATE ALLOCATION...........................        A               7,198,172
AXA MODERATE ALLOCATION...........................        B               3,072,012

AXA MODERATE GROWTH STRATEGY......................        B             377,626,976

AXA MODERATE-PLUS ALLOCATION......................        A               3,143,581
AXA MODERATE-PLUS ALLOCATION......................        B               1,902,401

AXA ULTRA CONSERVATIVE STRATEGY...................        B              13,349,632

AXA/AB DYNAMIC GROWTH.............................        B              48,042,766

AXA/AB DYNAMIC MODERATE GROWTH....................        B             212,860,393

AXA/AB SHORT DURATION GOVERNMENT BOND.............        B                 208,193

AXA/AB SMALL CAP GROWTH...........................        A               2,540,959
AXA/AB SMALL CAP GROWTH...........................        B               1,186,970

AXA/CLEARBRIDGE LARGE CAP GROWTH..................        B               7,096,027

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        A               1,455,722
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        B                 461,768

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        A                 168,711
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B                 515,303

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A                 630,524
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B                 491,526

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               SHARE CLASS** PORTFOLIO SHARES HELD
                                                             --------------- ---------------------

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION......................        B             42,833,507

AXA/INVESCO STRATEGIC ALLOCATION............................        B             21,973,512

AXA/JANUS ENTERPRISE........................................        A              1,976,788
AXA/JANUS ENTERPRISE........................................        B              1,016,289

AXA/LEGG MASON STRATEGIC ALLOCATION.........................        B             10,431,810

AXA/LOOMIS SAYLES GROWTH....................................        A              5,840,850
AXA/LOOMIS SAYLES GROWTH....................................        B              2,432,720

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        A                 84,508
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        B                204,988

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        A                233,249
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        B              1,100,456

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................    CLASS III          8,160,877

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND....................    CLASS III            143,594

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND..................    CLASS III          3,019,398

CHARTER/SM/ AGGRESSIVE GROWTH...............................        B                577,461

CHARTER/SM/ CONSERVATIVE....................................        B              3,000,307

CHARTER/SM/ GROWTH..........................................        B              1,245,613

CHARTER/SM/ MODERATE........................................        B              3,151,550

CHARTER/SM/ MODERATE GROWTH.................................        B              2,243,313

CHARTER/SM/ MULTI-SECTOR BOND...............................        B                473,488

CHARTER/SM/ SMALL CAP GROWTH................................        B                698,331

CHARTER/SM/ SMALL CAP VALUE.................................        B                766,856

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO............    CLASS II           2,006,019

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.................    CLASS II             308,065

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO............    CLASS II           1,508,904

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................    CLASS II             229,059

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...................  SERVICE CLASS        1,657,474

DELAWARE VIP(R) EMERGING MARKETS SERIES.....................  SERVICE CLASS          127,855

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES......  SERVICE CLASS        1,046,810

EATON VANCE VT FLOATING-RATE INCOME FUND....................  INITIAL CLASS        3,054,939

EQ/BLACKROCK BASIC VALUE EQUITY.............................        A              5,222,443
EQ/BLACKROCK BASIC VALUE EQUITY.............................        B                753,842

EQ/CAPITAL GUARDIAN RESEARCH................................        A                516,074
EQ/CAPITAL GUARDIAN RESEARCH................................        B                230,887

EQ/COMMON STOCK INDEX.......................................        A              1,232,679
EQ/COMMON STOCK INDEX.......................................        B                283,444

EQ/CORE BOND INDEX..........................................        B             33,874,430

EQ/EMERGING MARKETS EQUITY PLUS.............................        B                723,859

EQ/EQUITY 500 INDEX.........................................        A              5,218,183
EQ/EQUITY 500 INDEX.........................................        B              1,795,826

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

EQ/GLOBAL BOND PLUS..............................................        A                558,892
EQ/GLOBAL BOND PLUS..............................................        B                510,627

EQ/INTERMEDIATE GOVERNMENT BOND..................................        B             12,256,748

EQ/INTERNATIONAL EQUITY INDEX....................................        A              3,087,606
EQ/INTERNATIONAL EQUITY INDEX....................................        B              1,878,839

EQ/INVESCO COMSTOCK..............................................        A              1,722,213
EQ/INVESCO COMSTOCK..............................................        B                507,300

EQ/JPMORGAN VALUE OPPORTUNITIES..................................        A                611,195
EQ/JPMORGAN VALUE OPPORTUNITIES..................................        B                508,104

EQ/LARGE CAP GROWTH INDEX........................................        A              3,373,937
EQ/LARGE CAP GROWTH INDEX........................................        B              1,323,733

EQ/LARGE CAP VALUE INDEX.........................................        A              3,263,814
EQ/LARGE CAP VALUE INDEX.........................................        B              1,176,082

EQ/MFS INTERNATIONAL GROWTH......................................        A              3,599,774
EQ/MFS INTERNATIONAL GROWTH......................................        B              2,072,197

EQ/MID CAP INDEX.................................................        A              4,315,005
EQ/MID CAP INDEX.................................................        B              1,442,354

EQ/MONEY MARKET..................................................        A             61,281,741
EQ/MONEY MARKET..................................................        B             62,470,735

EQ/OPPENHEIMER GLOBAL............................................        A              3,255,265
EQ/OPPENHEIMER GLOBAL............................................        B              1,061,933

EQ/PIMCO GLOBAL REAL RETURN......................................        B              2,145,771

EQ/PIMCO ULTRA SHORT BOND........................................        A              2,385,263
EQ/PIMCO ULTRA SHORT BOND........................................        B                939,309

EQ/QUALITY BOND PLUS.............................................        B              3,401,081

EQ/SMALL COMPANY INDEX...........................................        A              3,789,170
EQ/SMALL COMPANY INDEX...........................................        B              1,324,511

EQ/T. ROWE PRICE GROWTH STOCK....................................        A              3,339,729
EQ/T. ROWE PRICE GROWTH STOCK....................................        B              1,194,767

EQ/UBS GROWTH & INCOME...........................................        B                782,714

FEDERATED HIGH INCOME BOND FUND II...............................  SERVICE CLASS        2,827,547

FEDERATED KAUFMANN FUND II.......................................  SERVICE CLASS          397,019

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................. SERVICE CLASS 2          47,936

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.......................... SERVICE CLASS 2       4,881,602

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO........................... SERVICE CLASS 2          71,650

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO........................... SERVICE CLASS 2          88,042

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO........................... SERVICE CLASS 2          94,042

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO........................... SERVICE CLASS 2          68,657

FIDELITY(R) VIP MID CAP PORTFOLIO................................ SERVICE CLASS 2       2,306,408

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO....................... SERVICE CLASS 2      10,182,890

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO.................... CLASS I SHARES          367,416

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES        3,666,048

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND......................    CLASS 2            2,842,090

FRANKLIN INCOME VIP FUND.........................................    CLASS 2            5,745,341

FRANKLIN MUTUAL SHARES VIP FUND..................................    CLASS 2              716,459

FRANKLIN RISING DIVIDENDS VIP FUND...............................    CLASS 2            2,861,500

FRANKLIN STRATEGIC INCOME VIP FUND...............................    CLASS 2            5,648,671

GOLDMAN SACHS VIT MID CAP VALUE FUND............................. SERVICE SHARES        1,808,625

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............. COMMON SHARES           167,995

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND....................... COMMON SHARES            27,611

HARTFORD CAPITAL APPRECIATION HLS FUND...........................       IC                368,052

HARTFORD GROWTH OPPORTUNITIES HLS FUND...........................       IC                902,178

INVESCO V.I. AMERICAN FRANCHISE FUND.............................   SERIES II               8,974

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.......................   SERIES II             944,186

INVESCO V.I. DIVERSIFIED DIVIDEND FUND...........................   SERIES II           2,909,563

INVESCO V.I. EQUITY AND INCOME FUND..............................   SERIES II             792,180

INVESCO V.I. GLOBAL HEALTH CARE FUND.............................   SERIES II             175,053

INVESCO V.I. GLOBAL REAL ESTATE FUND.............................   SERIES II           4,694,006

INVESCO V.I. HIGH YIELD FUND.....................................   SERIES II           7,567,695

INVESCO V.I. INTERNATIONAL GROWTH FUND...........................   SERIES II           1,343,551

INVESCO V.I. MID CAP CORE EQUITY FUND............................   SERIES II             912,152

INVESCO V.I. SMALL CAP EQUITY FUND...............................   SERIES II             992,386

IVY VIP ASSET STRATEGY...........................................    CLASS II           3,885,220

IVY VIP DIVIDEND OPPORTUNITIES...................................    CLASS II           1,870,757

IVY VIP ENERGY...................................................    CLASS II           6,075,443

IVY VIP HIGH INCOME..............................................    CLASS II          36,494,580

IVY VIP MICRO CAP GROWTH.........................................    CLASS II             154,129

IVY VIP MID CAP GROWTH...........................................    CLASS II           4,744,413

IVY VIP NATURAL RESOURCES........................................    CLASS II           2,292,629

IVY VIP SCIENCE AND TECHNOLOGY...................................    CLASS II           3,012,625

IVY VIP SMALL CAP GROWTH.........................................    CLASS II           2,407,301

JANUS HENDERSON VIT BALANCED PORTFOLIO........................... SERVICE SHARES        1,486,942

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO...................... SERVICE SHARES        2,252,372

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO................ SERVICE SHARES          629,963

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO.............    CLASS 2            1,159,588

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO................    CLASS 2            1,455,444

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............. SERVICE SHARES        4,325,418

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO..............   VC SHARES           9,699,599

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO...............   VC SHARES             349,142

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO........   VC SHARES             347,158

MFS(R) INTERNATIONAL VALUE PORTFOLIO............................. SERVICE CLASS         8,510,746

MFS(R) INVESTORS TRUST SERIES.................................... SERVICE CLASS           451,788

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO............ SERVICE CLASS           795,686

MFS(R) RESEARCH SERIES........................................... SERVICE CLASS            79,873

MFS(R) TECHNOLOGY PORTFOLIO...................................... SERVICE CLASS         1,972,911

MFS(R) UTILITIES SERIES.......................................... SERVICE CLASS         1,832,701

MFS(R) VALUE SERIES.............................................. SERVICE CLASS         1,160,485

MULTIMANAGER AGGRESSIVE EQUITY...................................       B                 267,637

MULTIMANAGER CORE BOND...........................................       B              11,527,805

MULTIMANAGER MID CAP GROWTH......................................       B               2,088,508

MULTIMANAGER MID CAP VALUE.......................................       B                 708,767

MULTIMANAGER TECHNOLOGY..........................................       B               1,560,414

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................. CLASS S SHARES          312,059

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO... CLASS S SHARES          231,388

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................. ADVISOR CLASS         2,333,497

PIMCO EMERGING MARKETS BOND PORTFOLIO............................ ADVISOR CLASS         1,556,607

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)........................... ADVISOR CLASS           268,963

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO............ ADVISOR CLASS           116,841

PIMCO REAL RETURN PORTFOLIO...................................... ADVISOR CLASS         4,479,294

PIMCO TOTAL RETURN PORTFOLIO..................................... ADVISOR CLASS        15,316,990

PROFUND VP BEAR.................................................. COMMON SHARES             3,718

PROFUND VP BIOTECHNOLOGY......................................... COMMON SHARES           688,169

PUTNAM VT ABSOLUTE RETURN 500 FUND...............................    CLASS B              243,698

PUTNAM VT DIVERSIFIED INCOME FUND................................    CLASS B            1,690,626

PUTNAM VT GLOBAL ASSET ALLOCATION FUND...........................    CLASS B              235,030

PUTNAM VT RESEARCH FUND..........................................    CLASS B               17,418

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO...............    CLASS II             288,902

SEI VP BALANCED STRATEGY FUND....................................   CLASS III             825,187

SEI VP CONSERVATIVE STRATEGY FUND................................   CLASS III           1,128,779

SEI VP MARKET GROWTH STRATEGY FUND...............................   CLASS III             688,291

SEI VP MARKET PLUS STRATEGY FUND.................................   CLASS III             176,375

SEI VP MODERATE STRATEGY FUND....................................   CLASS III             781,577

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.........................    CLASS II             265,069

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.......................    CLASS II           3,603,521

TEMPLETON DEVELOPING MARKETS VIP FUND............................    CLASS 2            1,385,747

TEMPLETON FOREIGN VIP FUND.......................................    CLASS 2              558,139

TEMPLETON GLOBAL BOND VIP FUND...................................    CLASS 2            8,143,444

TEMPLETON GROWTH VIP FUND........................................    CLASS 2              122,803

VANECK VIP GLOBAL HARD ASSETS FUND............................... CLASS S SHARES        1,139,066

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............. INITIAL CLASS           105,617

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

1290 VT CONVERTIBLE SECURITIES..........  1.10%          B          $11.21         40
1290 VT CONVERTIBLE SECURITIES..........  1.20%          B          $12.63         47
1290 VT CONVERTIBLE SECURITIES..........  1.25%          B          $12.60         54

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.30%          B          $11.88      1,157
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.55%          B          $11.46          3
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.65%          B          $11.67        143
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.70%          B          $11.64        125

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B          $10.45        583
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B          $10.13        252
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B          $10.41        715
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.30%          B          $10.35        382
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.65%          B          $10.26         31
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.70%          B          $10.24         55

1290 VT ENERGY..........................  0.30%          B          $ 7.65          2
1290 VT ENERGY..........................  1.10%          B          $ 8.32        163
1290 VT ENERGY..........................  1.20%          B          $ 7.37         88
1290 VT ENERGY..........................  1.25%          B          $ 7.35        196

1290 VT EQUITY INCOME...................  1.30%          A          $22.96        718
1290 VT EQUITY INCOME...................  1.55%          A          $22.49         57
1290 VT EQUITY INCOME...................  1.65%          A          $22.31        155
1290 VT EQUITY INCOME...................  1.70%          A          $22.22        116
1290 VT EQUITY INCOME...................  1.10%          B          $12.40         97
1290 VT EQUITY INCOME...................  1.20%          B          $13.97         41
1290 VT EQUITY INCOME...................  1.25%          B          $13.94         82
1290 VT EQUITY INCOME...................  1.30%          B          $ 4.70        586
1290 VT EQUITY INCOME...................  1.55%          B          $10.99        149
1290 VT EQUITY INCOME...................  1.65%          B          $10.78        252
1290 VT EQUITY INCOME...................  1.70%          B          $10.68         30

1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          A          $14.27        506
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          A          $13.98         43
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.65%          A          $13.86        153
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          A          $13.81        186
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.30%          B          $11.92          3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B          $11.02        189
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B          $11.48         90
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B          $11.45        213

1290 VT GAMCO SMALL COMPANY VALUE.......  0.65%          A          $22.44         --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          A          $27.98      6,351
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          A          $27.41        509
1290 VT GAMCO SMALL COMPANY VALUE.......  1.65%          A          $27.18      1,231
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          A          $27.07      1,017
1290 VT GAMCO SMALL COMPANY VALUE.......  0.30%          B          $14.47          5
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B          $12.78      1,460
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B          $13.93        765
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B          $13.90      1,072

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------

1290 VT HIGH YIELD BOND...............  1.10%          B          $10.80         61
1290 VT HIGH YIELD BOND...............  1.20%          B          $11.27         66
1290 VT HIGH YIELD BOND...............  1.25%          B          $11.25        320
1290 VT HIGH YIELD BOND...............  1.30%          B          $11.74        535
1290 VT HIGH YIELD BOND...............  1.55%          B          $11.16         13
1290 VT HIGH YIELD BOND...............  1.65%          B          $11.54         96
1290 VT HIGH YIELD BOND...............  1.70%          B          $11.51         91

1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.10%          B          $11.82         53
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.20%          B          $13.18         51
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.25%          B          $13.15         93

1290 VT NATURAL RESOURCES.............  1.10%          B          $10.10         84
1290 VT NATURAL RESOURCES.............  1.20%          B          $ 8.99         41
1290 VT NATURAL RESOURCES.............  1.25%          B          $ 8.97        140
1290 VT NATURAL RESOURCES.............  1.30%          B          $ 9.21        306
1290 VT NATURAL RESOURCES.............  1.55%          B          $ 9.34          3
1290 VT NATURAL RESOURCES.............  1.65%          B          $ 9.05         70
1290 VT NATURAL RESOURCES.............  1.70%          B          $ 9.03         36

1290 VT REAL ESTATE...................  1.10%          B          $10.58         63
1290 VT REAL ESTATE...................  1.20%          B          $11.89         47
1290 VT REAL ESTATE...................  1.25%          B          $11.86        113
1290 VT REAL ESTATE...................  1.30%          B          $12.12        597
1290 VT REAL ESTATE...................  1.55%          B          $10.86         17
1290 VT REAL ESTATE...................  1.65%          B          $11.91        168
1290 VT REAL ESTATE...................  1.70%          B          $11.89        120

1290 VT SMARTBETA EQUITY..............  1.10%          B          $12.16         35
1290 VT SMARTBETA EQUITY..............  1.20%          B          $13.65         29
1290 VT SMARTBETA EQUITY..............  1.25%          B          $13.62         42

1290 VT SOCIALLY RESPONSIBLE..........  1.10%          B          $12.48        137
1290 VT SOCIALLY RESPONSIBLE..........  1.20%          B          $15.07         37
1290 VT SOCIALLY RESPONSIBLE..........  1.25%          B          $15.04         37
1290 VT SOCIALLY RESPONSIBLE..........  1.30%          B          $22.23         40
1290 VT SOCIALLY RESPONSIBLE..........  1.55%          B          $16.12         18
1290 VT SOCIALLY RESPONSIBLE..........  1.65%          B          $21.17         13
1290 VT SOCIALLY RESPONSIBLE..........  1.70%          B          $15.68          3

7TWELVE/TM/ BALANCED PORTFOLIO........  1.10%       CLASS 4       $10.54        268
7TWELVE/TM/ BALANCED PORTFOLIO........  1.20%       CLASS 4       $10.56        655
7TWELVE/TM/ BALANCED PORTFOLIO........  1.25%       CLASS 4       $10.54        603
7TWELVE/TM/ BALANCED PORTFOLIO........  1.30%       CLASS 4       $11.78      3,545
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $10.62         15
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $11.62         66
7TWELVE/TM/ BALANCED PORTFOLIO........  1.65%       CLASS 4       $11.55        599
7TWELVE/TM/ BALANCED PORTFOLIO........  1.70%       CLASS 4       $11.52        515

AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.30%       CLASS B       $16.81        219
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.55%       CLASS B       $16.47         21
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.65%       CLASS B       $16.33         76
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.70%       CLASS B       $16.27         13

AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.10%       CLASS B       $12.42         42
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.20%       CLASS B       $12.98         10
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.25%       CLASS B       $12.96         39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------

AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.10%       CLASS B       $12.74        186
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.20%       CLASS B       $13.20         56
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.25%       CLASS B       $13.18         83

AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.30%       CLASS B       $13.58        498
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.55%       CLASS B       $13.31         34
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.65%       CLASS B       $13.20        125
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.70%       CLASS B       $13.14         59

AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.10%       CLASS B       $11.27        232
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.20%       CLASS B       $11.92         81
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.25%       CLASS B       $11.90        167

AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.10%       CLASS B       $12.50        155
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.20%       CLASS B       $12.89         27
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.25%       CLASS B       $12.87        135

ALL ASSET GROWTH-ALT 20.......  1.30%          A          $16.32      1,433
ALL ASSET GROWTH-ALT 20.......  1.55%          A          $15.98         82
ALL ASSET GROWTH-ALT 20.......  1.65%          A          $15.85        236
ALL ASSET GROWTH-ALT 20.......  1.70%          A          $15.79        195
ALL ASSET GROWTH-ALT 20.......  1.10%          B          $10.88        201
ALL ASSET GROWTH-ALT 20.......  1.20%          B          $10.87        546
ALL ASSET GROWTH-ALT 20.......  1.25%          B          $10.87        406

ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.10%      CLASS III      $12.33        161
ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.25%      CLASS III      $12.28        107

AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.10%      CLASS II       $10.09        259
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.20%      CLASS II       $10.10        117
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.25%      CLASS II       $10.08        251

AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.30%      CLASS II       $21.42         57
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.55%      CLASS II       $20.99         17
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.65%      CLASS II       $20.81         37
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.70%      CLASS II       $20.73          2

AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.30%      CLASS II       $15.86          4
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.65%      CLASS II       $23.75          3
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.10%      CLASS II       $12.83      1,216
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.20%      CLASS II       $15.28        503
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.25%      CLASS II       $15.24        648
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.30%      CLASS II       $26.38      3,012
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.55%      CLASS II       $25.84        123
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.65%      CLASS II       $25.63        604
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.70%      CLASS II       $25.52        443

AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.10%       CLASS 4       $12.03      1,881
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.20%       CLASS 4       $13.17        605
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.25%       CLASS 4       $13.14      1,550

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  0.65%       CLASS 4       $10.51          1
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.30%       CLASS 4       $10.28      2,537
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.55%       CLASS 4       $10.07         75
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.65%       CLASS 4       $10.10        636
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.70%       CLASS 4       $10.08        761

AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  0.30%       CLASS 4       $14.87          1
AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  1.10%       CLASS 4       $12.37        261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $14.32         94
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $14.29        233

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $13.29          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $11.49         75
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $12.80         71
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $12.77         79
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $14.45        670
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $13.65         30
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $14.20        130
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $14.17        137

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.10%       CLASS 4       $12.78        496
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.20%       CLASS 4       $15.14        144
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.25%       CLASS 4       $15.11        227

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.10%       CLASS 4       $10.86        191
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.20%       CLASS 4       $11.10        125
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.25%       CLASS 4       $11.08        190

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.30%      CLASS P-2      $13.60        387
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.55%      CLASS P-2      $12.76          3
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.65%      CLASS P-2      $13.37        106
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.70%      CLASS P-2      $13.33         66

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.30%       CLASS 4       $12.04          6
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.10%       CLASS 4       $11.93        435
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.20%       CLASS 4       $11.59        238
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.25%       CLASS 4       $11.57        317
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.30%       CLASS 4       $12.37      2,282
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.55%       CLASS 4       $11.97         60
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.65%       CLASS 4       $12.16        497
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.70%       CLASS 4       $12.13        551

AXA 400 MANAGED VOLATILITY.....................................  0.65%          B          $20.73          1
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $16.41        405
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $23.68      1,583
AXA 400 MANAGED VOLATILITY.....................................  1.55%          B          $23.19        645
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $16.12        174
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $23.00        653

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $16.08         104
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $22.91          28

AXA 500 MANAGED VOLATILITY...................  0.65%          B          $21.59           4
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $17.42         626
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $22.68       3,850
AXA 500 MANAGED VOLATILITY...................  1.55%          B          $22.22       1,614
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $17.12         236
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $22.04       1,694
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $17.08         101
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $21.94         117

AXA 2000 MANAGED VOLATILITY..................  0.65%          B          $19.62           1
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $16.06         283
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $22.97       1,663
AXA 2000 MANAGED VOLATILITY..................  1.55%          B          $22.50         704
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $15.79          97
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $22.31         721
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $15.75          43
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $22.22          38

AXA AGGRESSIVE ALLOCATION....................  1.30%          A          $18.64         718
AXA AGGRESSIVE ALLOCATION....................  1.55%          A          $18.26         237
AXA AGGRESSIVE ALLOCATION....................  1.65%          A          $18.11         104
AXA AGGRESSIVE ALLOCATION....................  1.70%          A          $18.04          14
AXA AGGRESSIVE ALLOCATION....................  1.10%          B          $11.85         287
AXA AGGRESSIVE ALLOCATION....................  1.20%          B          $13.09          52
AXA AGGRESSIVE ALLOCATION....................  1.25%          B          $13.06         218

AXA AGGRESSIVE STRATEGY......................  1.30%          B          $16.07     166,037
AXA AGGRESSIVE STRATEGY......................  1.55%          B          $15.84       2,474
AXA AGGRESSIVE STRATEGY......................  1.65%          B          $15.74      23,276
AXA AGGRESSIVE STRATEGY......................  1.70%          B          $15.70      32,171

AXA BALANCED STRATEGY........................  0.65%          B          $13.94          --
AXA BALANCED STRATEGY........................  1.30%          B          $14.54     131,075
AXA BALANCED STRATEGY........................  1.30%          B          $16.25      19,056
AXA BALANCED STRATEGY........................  1.55%          B          $14.25       7,487
AXA BALANCED STRATEGY........................  1.55%          B          $15.90       2,260
AXA BALANCED STRATEGY........................  1.65%          B          $14.13      24,000
AXA BALANCED STRATEGY........................  1.65%          B          $15.76       4,942
AXA BALANCED STRATEGY........................  1.70%          B          $14.07      17,274
AXA BALANCED STRATEGY........................  1.70%          B          $15.69         958

AXA CONSERVATIVE GROWTH STRATEGY.............  0.65%          B          $13.04           7
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $13.53      68,930
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $14.99       7,233
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $13.25       4,436
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $14.67       1,032
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $13.14      11,890
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $14.54       2,064
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $13.09       6,802
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $14.48         498

AXA CONSERVATIVE STRATEGY....................  1.30%          B          $11.64      40,547
AXA CONSERVATIVE STRATEGY....................  1.30%          B          $12.41       4,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $11.40       2,985
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $12.14         414
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $11.31       6,980
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $12.04       1,097
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.26       4,393
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.99         355

AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          A          $16.66         280
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          A          $16.32          34
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          A          $16.19          75
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          A          $16.12          24
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          B          $35.36         143
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          B          $25.64         100
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          B          $33.71          81
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          B          $24.86          17

AXA GROWTH STRATEGY.............................  0.65%          B          $15.92           4
AXA GROWTH STRATEGY.............................  1.30%          B          $16.79     164,626
AXA GROWTH STRATEGY.............................  1.30%          B          $19.44      23,892
AXA GROWTH STRATEGY.............................  1.55%          B          $16.45       3,503
AXA GROWTH STRATEGY.............................  1.55%          B          $19.02       2,003
AXA GROWTH STRATEGY.............................  1.65%          B          $16.32      21,630
AXA GROWTH STRATEGY.............................  1.65%          B          $18.85       7,938
AXA GROWTH STRATEGY.............................  1.70%          B          $16.25      29,765
AXA GROWTH STRATEGY.............................  1.70%          B          $18.77       2,606

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          A          $12.83         322
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          A          $12.57          12
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          A          $12.47          72
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          A          $12.42          26
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          B          $17.85         234
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          B          $14.58         108
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          B          $17.00         117
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          B          $14.17          32

AXA INTERNATIONAL MANAGED VOLATILITY............  0.65%          B          $12.58           2
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.46         236
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.66       4,397
AXA INTERNATIONAL MANAGED VOLATILITY............  1.55%          B          $12.40       2,057
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.24         147
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.30       2,038
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.21         116
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.25          72

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.30%          A          $12.51         170
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.55%          A          $12.26          35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.65%          A          $12.16          56
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.70%          A          $12.11          16

AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.30%          B          $24.20         197
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.55%          B          $17.90          70
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.65%          B          $23.06         173
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.70%          B          $17.39          47

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          A          $24.84         164
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          A          $24.33          13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          A          $24.13          52
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          A          $24.03          26
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          B          $29.00         311
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          B          $32.10         115
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          B          $27.66         197
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          B          $31.11          45

AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          A          $21.52         363
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          A          $21.08          34
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          A          $20.90          70
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          A          $20.82          36
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          B          $19.95         355
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          B          $22.45         114
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          B          $19.02         208
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          B          $21.78          57

AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          A          $23.52         167
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          A          $23.04          10
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          A          $22.85          39
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          A          $22.76          13
AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          B          $27.07         228
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          B          $28.98          42
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          B          $25.82         188
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          B          $28.08          31

AXA MODERATE ALLOCATION.........................  1.30%          A          $14.42       5,349
AXA MODERATE ALLOCATION.........................  1.55%          A          $14.12         360
AXA MODERATE ALLOCATION.........................  1.65%          A          $14.01         822
AXA MODERATE ALLOCATION.........................  1.70%          A          $13.95         714
AXA MODERATE ALLOCATION.........................  1.10%          B          $10.95       1,490
AXA MODERATE ALLOCATION.........................  1.20%          B          $11.52         257
AXA MODERATE ALLOCATION.........................  1.25%          B          $11.50       2,145

AXA MODERATE GROWTH STRATEGY....................  0.65%          B          $14.91           5
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $15.65     258,076
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $18.12      25,489
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $15.33      27,058
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $17.73       3,160
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $15.20      57,284
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $17.57       7,642
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $15.14      29,115
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $17.50       2,464

AXA MODERATE-PLUS ALLOCATION....................  1.30%          A          $16.45       1,688
AXA MODERATE-PLUS ALLOCATION....................  1.55%          A          $16.12         231
AXA MODERATE-PLUS ALLOCATION....................  1.65%          A          $15.98         247
AXA MODERATE-PLUS ALLOCATION....................  1.70%          A          $15.92          42
AXA MODERATE-PLUS ALLOCATION....................  1.10%          B          $11.41         916
AXA MODERATE-PLUS ALLOCATION....................  1.20%          B          $12.29         206
AXA MODERATE-PLUS ALLOCATION....................  1.25%          B          $12.26         724

AXA ULTRA CONSERVATIVE STRATEGY.................  1.30%          B          $10.16       6,602
AXA ULTRA CONSERVATIVE STRATEGY.................  1.55%          B          $10.00         517
AXA ULTRA CONSERVATIVE STRATEGY.................  1.65%          B          $ 9.94       2,160
AXA ULTRA CONSERVATIVE STRATEGY.................  1.70%          B          $ 9.91       3,782

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/AB DYNAMIC GROWTH.............................  1.30%          B          $10.98      41,035
AXA/AB DYNAMIC GROWTH.............................  1.65%          B          $10.88       4,964
AXA/AB DYNAMIC GROWTH.............................  1.70%          B          $10.86       2,759

AXA/AB DYNAMIC MODERATE GROWTH....................  0.30%          B          $12.28           4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B          $10.90         440
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B          $11.83         255
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B          $11.80         219
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $12.82       4,826
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $13.43     138,077
AXA/AB DYNAMIC MODERATE GROWTH....................  1.55%          B          $13.20       7,862
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $12.60         794
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $13.11      30,269
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $12.57         783
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $13.06      25,118

AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.10%          B          $ 9.70          84
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.20%          B          $ 9.44          14
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.25%          B          $ 9.42         116

AXA/AB SMALL CAP GROWTH...........................  1.30%          A          $28.51         971
AXA/AB SMALL CAP GROWTH...........................  1.55%          A          $27.93          73
AXA/AB SMALL CAP GROWTH...........................  1.65%          A          $27.70         227
AXA/AB SMALL CAP GROWTH...........................  1.70%          A          $27.59         568
AXA/AB SMALL CAP GROWTH...........................  1.10%          B          $12.39         272
AXA/AB SMALL CAP GROWTH...........................  1.20%          B          $13.69         164
AXA/AB SMALL CAP GROWTH...........................  1.25%          B          $13.66         180
AXA/AB SMALL CAP GROWTH...........................  1.30%          B          $31.85         164
AXA/AB SMALL CAP GROWTH...........................  1.55%          B          $38.61          81
AXA/AB SMALL CAP GROWTH...........................  1.65%          B          $30.37         174
AXA/AB SMALL CAP GROWTH...........................  1.70%          B          $37.41          18

AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $17.89       2,537
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $29.15         204
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $17.58         283
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $20.59         124
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $17.45         654
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $27.77         168
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $17.39         390
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $20.00          20

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          A          $16.54         155
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          A          $16.21          13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          A          $16.07         842
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          A          $16.01          11
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B          $14.57         215
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          B          $14.16          66
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          B          $14.00          76
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          B          $13.92           8

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          A          $22.87          86
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          A          $22.40          14
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          A          $22.22          28
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          A          $22.13           3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B          $17.47         243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          B          $16.98         65
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          B          $16.78        173
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          B          $16.69         48

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          A          $17.83        268
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          A          $17.47          6
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          A          $17.32        101
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          A          $17.25         45
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B          $13.04        244
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          B          $12.69         72
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          B          $12.55        120
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          B          $12.49         15

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.30%          B          $10.94     35,573
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.65%          B          $10.84      4,567
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.70%          B          $10.83      1,344

AXA/INVESCO STRATEGIC ALLOCATION..................  1.30%          B          $10.49     19,337
AXA/INVESCO STRATEGIC ALLOCATION..................  1.65%          B          $10.39      2,055
AXA/INVESCO STRATEGIC ALLOCATION..................  1.70%          B          $10.38        701

AXA/JANUS ENTERPRISE..............................  1.30%          A          $19.52      1,211
AXA/JANUS ENTERPRISE..............................  1.55%          A          $19.12        189
AXA/JANUS ENTERPRISE..............................  1.65%          A          $18.97        295
AXA/JANUS ENTERPRISE..............................  1.70%          A          $18.89        149
AXA/JANUS ENTERPRISE..............................  1.10%          B          $10.68        226
AXA/JANUS ENTERPRISE..............................  1.20%          B          $11.67        115
AXA/JANUS ENTERPRISE..............................  1.25%          B          $11.64        150
AXA/JANUS ENTERPRISE..............................  1.30%          B          $24.73        221
AXA/JANUS ENTERPRISE..............................  1.55%          B          $23.95        140
AXA/JANUS ENTERPRISE..............................  1.65%          B          $23.64        135
AXA/JANUS ENTERPRISE..............................  1.70%          B          $23.49         25

AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.30%          B          $11.56      9,659
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.65%          B          $11.48        868
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.70%          B          $11.47         17

AXA/LOOMIS SAYLES GROWTH..........................  1.30%          A          $25.65      1,454
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          A          $25.12        102
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          A          $24.92        259
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          A          $24.81        144
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B          $14.43        544
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B          $17.26        160
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B          $17.22        294
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B          $24.51        140
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          B          $24.12         30
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          B          $23.97         33
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          B          $23.89         10

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          A          $20.25         32
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          A          $19.84          4
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          A          $19.68         24
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          A          $19.60          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B          $15.96         89
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          B          $15.51          5
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          B          $15.33         68
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          B          $15.24         30

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          A          $17.36        110
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          A          $17.01         34
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          A          $16.87         45
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          A          $16.80          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.30%          B          $12.78          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B          $11.30         42
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B          $12.31         56
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B          $12.28         60
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $13.80        321
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $13.41        254
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          B          $13.26        396
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          B          $13.18         30

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  0.30%      CLASS III      $12.03          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.10%      CLASS III      $10.78      1,039
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.20%      CLASS III      $11.58        786
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.25%      CLASS III      $11.56      1,340
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.30%      CLASS III      $14.47      3,985
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.55%      CLASS III      $14.17        157
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.65%      CLASS III      $14.05      1,013
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.70%      CLASS III      $14.00        799

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  0.30%      CLASS III      $12.83         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.10%      CLASS III      $11.71         52
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.20%      CLASS III      $12.35         31
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.25%      CLASS III      $12.32        110

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.30%      CLASS III      $27.12      1,171
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.55%      CLASS III      $26.57         58
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.65%      CLASS III      $26.35        239
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.70%      CLASS III      $26.24        143

CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.10%          B          $11.07        155
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.20%          B          $11.72        201
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.25%          B          $11.69        200

CHARTER/SM/ CONSERVATIVE..........................  1.10%          B          $10.59        769
CHARTER/SM/ CONSERVATIVE..........................  1.20%          B          $10.81        415
CHARTER/SM/ CONSERVATIVE..........................  1.25%          B          $10.79      1,708

CHARTER/SM/ GROWTH................................  1.10%          B          $10.98        204
CHARTER/SM/ GROWTH................................  1.20%          B          $11.55        496
CHARTER/SM/ GROWTH................................  1.25%          B          $11.53        478

CHARTER/SM/ MODERATE..............................  0.30%          B          $11.58         14
CHARTER/SM/ MODERATE..............................  1.10%          B          $10.78        664
CHARTER/SM/ MODERATE..............................  1.20%          B          $11.15        717
CHARTER/SM/ MODERATE..............................  1.25%          B          $11.12      1,382
CHARTER/SM/ MODERATE..............................  1.30%          B          $10.88        225
CHARTER/SM/ MODERATE..............................  1.65%          B          $10.77         24
CHARTER/SM/ MODERATE..............................  1.70%          B          $10.76         11

CHARTER/SM/ MODERATE GROWTH.......................  0.30%          B          $11.88          2
CHARTER/SM/ MODERATE GROWTH.......................  1.10%          B          $10.92        575
CHARTER/SM/ MODERATE GROWTH.......................  1.20%          B          $11.44        589
CHARTER/SM/ MODERATE GROWTH.......................  1.25%          B          $11.41        782
CHARTER/SM/ MODERATE GROWTH.......................  1.30%          B          $11.07        158
CHARTER/SM/ MODERATE GROWTH.......................  1.65%          B          $10.96         49

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B          $11.67        104
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.55%          B          $28.46         10
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.65%          B          $11.19         23
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.70%          B          $27.15          2

CHARTER/SM/ SMALL CAP GROWTH......................  0.30%          B          $13.01         10
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B          $11.91         38
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B          $12.53         21
CHARTER/SM /SMALL CAP GROWTH......................  1.25%          B          $12.50         14
CHARTER/SM /SMALL CAP GROWTH......................  1.30%          B          $ 7.84        552
CHARTER/SM /SMALL CAP GROWTH......................  1.55%          B          $12.96        146
CHARTER/SM /SMALL CAP GROWTH......................  1.65%          B          $12.72        173
CHARTER/SM /SMALL CAP GROWTH......................  1.70%          B          $12.59         39

CHARTER/SM /SMALL CAP VALUE.......................  1.10%          B          $11.55         38
CHARTER/SM /SMALL CAP VALUE.......................  1.20%          B          $11.45         26
CHARTER/SM /SMALL CAP VALUE.......................  1.25%          B          $11.43         33
CHARTER/SM /SMALL CAP VALUE.......................  1.30%          B          $19.86        302
CHARTER/SM /SMALL CAP VALUE.......................  1.55%          B          $24.98         92
CHARTER/SM /SMALL CAP VALUE.......................  1.65%          B          $18.94        153
CHARTER/SM /SMALL CAP VALUE.......................  1.70%          B          $24.23         61

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.10%      CLASS II       $10.59        572
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.20%      CLASS II       $11.78        330
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.25%      CLASS II       $11.76        325
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.30%      CLASS II       $11.73      2,706
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.65%      CLASS II       $11.59        251
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.70%      CLASS II       $11.57        457

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.30%      CLASS II       $12.59        933
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.65%      CLASS II       $12.46         53
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.70%      CLASS II       $12.44         39

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.10%      CLASS II       $12.64        338
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.20%      CLASS II       $13.34        190
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.25%      CLASS II       $13.31        300
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.30%      CLASS II       $13.29      1,163
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.65%      CLASS II       $13.12         69
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.70%      CLASS II       $13.10        233

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.30%      CLASS II       $11.80        325
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.65%      CLASS II       $11.68         39
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.70%      CLASS II       $11.66         27

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  0.30%    SERVICE CLASS    $11.04         14
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.10%    SERVICE CLASS    $10.19        615
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.20%    SERVICE CLASS    $10.63        423
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.25%    SERVICE CLASS    $10.61        604

DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.10%    SERVICE CLASS    $12.26        117
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.20%    SERVICE CLASS    $11.64         61
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.25%    SERVICE CLASS    $11.61         89

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  0.30%    SERVICE CLASS    $10.46          5
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.10%    SERVICE CLASS    $10.00        329
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.20%    SERVICE CLASS    $10.07        105
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.25%    SERVICE CLASS    $10.05        578

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EATON VANCE VT FLOATING-RATE INCOME FUND..........  0.30%    INITIAL CLASS    $11.18         11
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.10%    INITIAL CLASS    $10.58        660
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.20%    INITIAL CLASS    $10.76        367
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.25%    INITIAL CLASS    $10.74        889
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.30%    INITIAL CLASS    $10.67        534
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.65%    INITIAL CLASS    $10.56         87
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.70%    INITIAL CLASS    $10.55        104

EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          A          $20.97      4,343
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.55%          A          $20.54        270
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.65%          A          $20.38        855
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.70%          A          $20.29        734
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B          $11.11        691
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B          $13.06        410
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B          $13.03        433

EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          A          $26.91        291
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          A          $26.36         33
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          A          $26.15         87
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          A          $26.04        107
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B          $27.04        103
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          B          $24.94         23
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          B          $25.76         86
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          B          $24.25         25

EQ/COMMON STOCK INDEX.............................  1.30%          A          $25.12      1,213
EQ/COMMON STOCK INDEX.............................  1.55%          A          $24.61         81
EQ/COMMON STOCK INDEX.............................  1.65%          A          $24.41        251
EQ/COMMON STOCK INDEX.............................  1.70%          A          $24.30        131
EQ/COMMON STOCK INDEX.............................  1.10%          B          $12.65        304
EQ/COMMON STOCK INDEX.............................  1.20%          B          $14.97        158
EQ/COMMON STOCK INDEX.............................  1.25%          B          $14.94        223

EQ/CORE BOND INDEX................................  0.65%          B          $10.49         15
EQ/CORE BOND INDEX................................  1.10%          B          $ 9.91        582
EQ/CORE BOND INDEX................................  1.20%          B          $ 9.98        241
EQ/CORE BOND INDEX................................  1.25%          B          $ 9.96      1,135
EQ/CORE BOND INDEX................................  1.30%          B          $10.63     13,658
EQ/CORE BOND INDEX................................  1.30%          B          $10.77      2,087
EQ/CORE BOND INDEX................................  1.55%          B          $10.42      5,193
EQ/CORE BOND INDEX................................  1.55%          B          $13.60        686
EQ/CORE BOND INDEX................................  1.65%          B          $10.27      2,004
EQ/CORE BOND INDEX................................  1.65%          B          $10.33      4,986
EQ/CORE BOND INDEX................................  1.70%          B          $10.29        775
EQ/CORE BOND INDEX................................  1.70%          B          $13.20        218

EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B          $10.63         70
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B          $10.77         22
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B          $10.75         73
EQ/EMERGING MARKETS EQUITY PLUS...................  1.30%          B          $10.33        358
EQ/EMERGING MARKETS EQUITY PLUS...................  1.55%          B          $10.32         32
EQ/EMERGING MARKETS EQUITY PLUS...................  1.65%          B          $10.15         79
EQ/EMERGING MARKETS EQUITY PLUS...................  1.70%          B          $10.12         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EQ/EQUITY 500 INDEX...............................  0.65%          A          $23.31         --
EQ/EQUITY 500 INDEX...............................  1.30%          A          $25.06      5,842
EQ/EQUITY 500 INDEX...............................  1.55%          A          $24.55        390
EQ/EQUITY 500 INDEX...............................  1.65%          A          $24.35      1,336
EQ/EQUITY 500 INDEX...............................  1.70%          A          $24.25      1,730
EQ/EQUITY 500 INDEX...............................  0.30%          B          $15.84         14
EQ/EQUITY 500 INDEX...............................  1.10%          B          $12.82      2,176
EQ/EQUITY 500 INDEX...............................  1.20%          B          $15.25        879
EQ/EQUITY 500 INDEX...............................  1.25%          B          $15.22      2,456

EQ/GLOBAL BOND PLUS...............................  1.30%          A          $10.23        346
EQ/GLOBAL BOND PLUS...............................  1.55%          A          $10.02         52
EQ/GLOBAL BOND PLUS...............................  1.65%          A          $ 9.94         82
EQ/GLOBAL BOND PLUS...............................  1.70%          A          $ 9.90         23
EQ/GLOBAL BOND PLUS...............................  1.30%          B          $11.74        157
EQ/GLOBAL BOND PLUS...............................  1.55%          B          $11.38        130
EQ/GLOBAL BOND PLUS...............................  1.65%          B          $11.24        107
EQ/GLOBAL BOND PLUS...............................  1.70%          B          $11.17         11

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.30%          B          $10.07          5
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.65%          B          $10.00          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B          $ 9.74        251
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B          $ 9.70         88
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B          $ 9.68        150
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $ 9.98      5,978
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $10.78        833
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $ 9.78      2,168
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $18.73        204
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $ 9.70      2,154
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $10.31        254
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $ 9.66        147
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $17.98         33

EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          A          $13.55      1,389
EQ/INTERNATIONAL EQUITY INDEX.....................  1.55%          A          $13.27        112
EQ/INTERNATIONAL EQUITY INDEX.....................  1.65%          A          $13.16        400
EQ/INTERNATIONAL EQUITY INDEX.....................  1.70%          A          $13.11        417
EQ/INTERNATIONAL EQUITY INDEX.....................  0.30%          B          $11.49         10
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B          $10.90        483
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B          $11.06        242
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B          $11.04        954

EQ/INVESCO COMSTOCK...............................  1.30%          A          $23.63        968
EQ/INVESCO COMSTOCK...............................  1.55%          A          $23.15         76
EQ/INVESCO COMSTOCK...............................  1.65%          A          $22.95        226
EQ/INVESCO COMSTOCK...............................  1.70%          A          $22.86         92
EQ/INVESCO COMSTOCK...............................  1.30%          B          $20.84        232
EQ/INVESCO COMSTOCK...............................  1.55%          B          $20.18         53
EQ/INVESCO COMSTOCK...............................  1.65%          B          $19.93        128
EQ/INVESCO COMSTOCK...............................  1.70%          B          $19.80         48

EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          A          $24.93        282
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.55%          A          $24.42         86
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.65%          A          $24.22        100
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.70%          A          $24.12         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%          B          $26.68        194
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.55%          B          $28.01         24
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.65%          B          $25.44        132
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.70%          B          $27.15         28

EQ/LARGE CAP GROWTH INDEX..............................  0.65%          A          $24.85         --
EQ/LARGE CAP GROWTH INDEX..............................  1.30%          A          $27.44      1,295
EQ/LARGE CAP GROWTH INDEX..............................  1.55%          A          $26.88        114
EQ/LARGE CAP GROWTH INDEX..............................  1.65%          A          $26.66        214
EQ/LARGE CAP GROWTH INDEX..............................  1.70%          A          $26.55        183
EQ/LARGE CAP GROWTH INDEX..............................  1.10%          B          $13.28        565
EQ/LARGE CAP GROWTH INDEX..............................  1.20%          B          $16.12        163
EQ/LARGE CAP GROWTH INDEX..............................  1.25%          B          $16.09        535

EQ/LARGE CAP VALUE INDEX...............................  1.30%          A          $23.02        906
EQ/LARGE CAP VALUE INDEX...............................  1.55%          A          $22.55         65
EQ/LARGE CAP VALUE INDEX...............................  1.65%          A          $22.37        168
EQ/LARGE CAP VALUE INDEX...............................  1.70%          A          $22.27        186
EQ/LARGE CAP VALUE INDEX...............................  1.10%          B          $12.11        264
EQ/LARGE CAP VALUE INDEX...............................  1.20%          B          $14.05        150
EQ/LARGE CAP VALUE INDEX...............................  1.25%          B          $14.02        397

EQ/MFS INTERNATIONAL GROWTH............................  1.30%          A          $16.50      1,255
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          A          $16.16         92
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          A          $16.03        241
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          A          $15.96        245
EQ/MFS INTERNATIONAL GROWTH............................  0.30%          B          $12.70          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%          B          $12.03        282
EQ/MFS INTERNATIONAL GROWTH............................  1.20%          B          $12.23        131
EQ/MFS INTERNATIONAL GROWTH............................  1.25%          B          $12.21        259
EQ/MFS INTERNATIONAL GROWTH............................  1.30%          B          $ 9.35        439
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          B          $20.39         96
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          B          $20.13        119
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          B          $20.00         32

EQ/MID CAP INDEX.......................................  1.30%          A          $26.56      1,585
EQ/MID CAP INDEX.......................................  1.55%          A          $26.02        127
EQ/MID CAP INDEX.......................................  1.65%          A          $25.81        417
EQ/MID CAP INDEX.......................................  1.70%          A          $25.70        390
EQ/MID CAP INDEX.......................................  0.30%          B          $14.98          6
EQ/MID CAP INDEX.......................................  1.10%          B          $12.47        671
EQ/MID CAP INDEX.......................................  1.20%          B          $14.43        333
EQ/MID CAP INDEX.......................................  1.25%          B          $14.40        593

EQ/MONEY MARKET........................................  0.65%          A          $ 9.58          1
EQ/MONEY MARKET........................................  1.30%          A          $ 9.04      4,616
EQ/MONEY MARKET........................................  1.55%          A          $ 8.85        375
EQ/MONEY MARKET........................................  1.65%          A          $ 8.78        857
EQ/MONEY MARKET........................................  1.65%          A          $ 9.26          2
EQ/MONEY MARKET........................................  1.65%          A          $ 9.57        365
EQ/MONEY MARKET........................................  1.70%          A          $ 8.74        597
EQ/MONEY MARKET........................................  1.10%          B          $ 9.75      1,749
EQ/MONEY MARKET........................................  1.20%          B          $ 9.55        475
EQ/MONEY MARKET........................................  1.25%          B          $ 9.53      2,764
EQ/MONEY MARKET........................................  1.30%          B          $ 9.52        678

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  1.55%          B          $25.24         44
EQ/MONEY MARKET...................................  1.65%          B          $ 9.16        539
EQ/MONEY MARKET...................................  1.65%          B          $ 9.26          7
EQ/MONEY MARKET...................................  1.70%          B          $23.88         82

EQ/OPPENHEIMER GLOBAL.............................  1.30%          A          $21.03      1,739
EQ/OPPENHEIMER GLOBAL.............................  1.55%          A          $20.60        111
EQ/OPPENHEIMER GLOBAL.............................  1.65%          A          $20.43        416
EQ/OPPENHEIMER GLOBAL.............................  1.70%          A          $20.35        827
EQ/OPPENHEIMER GLOBAL.............................  0.30%          B          $14.57         --
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B          $12.47        319
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B          $14.03        136
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B          $14.00        185
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B          $19.03        256
EQ/OPPENHEIMER GLOBAL.............................  1.55%          B          $18.49         55
EQ/OPPENHEIMER GLOBAL.............................  1.65%          B          $18.28        325
EQ/OPPENHEIMER GLOBAL.............................  1.70%          B          $18.17         35

EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B          $10.58        348
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B          $11.03        123
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B          $11.00        263
EQ/PIMCO GLOBAL REAL RETURN.......................  1.30%          B          $10.61        897
EQ/PIMCO GLOBAL REAL RETURN.......................  1.55%          B          $10.18         12
EQ/PIMCO GLOBAL REAL RETURN.......................  1.65%          B          $10.43        144
EQ/PIMCO GLOBAL REAL RETURN.......................  1.70%          B          $10.40        198

EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          A          $ 9.56      1,700
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          A          $ 9.37        149
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          A          $ 9.29        406
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          A          $ 9.25        242
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B          $10.06        313
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B          $ 9.84        118
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B          $ 9.82        364
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B          $ 9.10         99
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          B          $10.10         15
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          B          $ 9.97         30
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          B          $ 9.91         11

EQ/QUALITY BOND PLUS..............................  1.30%          B          $10.99      1,418
EQ/QUALITY BOND PLUS..............................  1.55%          B          $15.88        324
EQ/QUALITY BOND PLUS..............................  1.65%          B          $10.50        606
EQ/QUALITY BOND PLUS..............................  1.70%          B          $15.31        107

EQ/SMALL COMPANY INDEX............................  1.30%          A          $25.70      1,092
EQ/SMALL COMPANY INDEX............................  1.55%          A          $25.17        104
EQ/SMALL COMPANY INDEX............................  1.65%          A          $24.97        288
EQ/SMALL COMPANY INDEX............................  1.70%          A          $24.86        282
EQ/SMALL COMPANY INDEX............................  0.30%          B          $14.10         10
EQ/SMALL COMPANY INDEX............................  1.10%          B          $12.27        474
EQ/SMALL COMPANY INDEX............................  1.20%          B          $13.58        165
EQ/SMALL COMPANY INDEX............................  1.25%          B          $13.55        555

EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          A          $28.39      3,557
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.55%          A          $27.81        177
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.65%          A          $27.58        895

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          A          $27.47        978
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.30%          B          $16.76          4
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%          B          $13.43      1,147
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%          B          $16.14        397
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%          B          $16.11        799
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%          B          $14.79        654
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.55%          B          $35.87         96
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.65%          B          $34.81        197
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          B          $34.30         28

EQ/UBS GROWTH & INCOME.................................  1.30%          B          $ 4.35        661
EQ/UBS GROWTH & INCOME.................................  1.55%          B          $10.54        203
EQ/UBS GROWTH & INCOME.................................  1.65%          B          $10.34        224
EQ/UBS GROWTH & INCOME.................................  1.70%          B          $10.24         58

FEDERATED HIGH INCOME BOND FUND II.....................  0.30%    SERVICE CLASS    $12.11          7
FEDERATED HIGH INCOME BOND FUND II.....................  1.10%    SERVICE CLASS    $11.11        539
FEDERATED HIGH INCOME BOND FUND II.....................  1.20%    SERVICE CLASS    $11.66        320
FEDERATED HIGH INCOME BOND FUND II.....................  1.25%    SERVICE CLASS    $11.64        804

FEDERATED KAUFMANN FUND II.............................  1.10%    SERVICE CLASS    $12.46        253
FEDERATED KAUFMANN FUND II.............................  1.20%    SERVICE CLASS    $15.48         94
FEDERATED KAUFMANN FUND II.............................  1.25%    SERVICE CLASS    $15.44        170

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.30%   SERVICE CLASS 2   $17.98         33
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.55%   SERVICE CLASS 2   $17.62          7
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.65%   SERVICE CLASS 2   $17.47         10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.70%   SERVICE CLASS 2   $17.40          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.30%   SERVICE CLASS 2   $15.20         19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.65%   SERVICE CLASS 2   $21.60          9
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.10%   SERVICE CLASS 2   $12.29        730
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.20%   SERVICE CLASS 2   $14.64        466
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.25%   SERVICE CLASS 2   $14.61        594
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.30%   SERVICE CLASS 2   $23.72      4,334
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.55%   SERVICE CLASS 2   $23.23        241
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.65%   SERVICE CLASS 2   $23.04      1,011
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.70%   SERVICE CLASS 2   $22.95      1,055

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.30         49
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.05         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $13.95         19
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $13.91          1

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.71         57
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.45          9
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $14.35         16
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $14.30          2

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $15.44         59
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.17          8
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.07         22

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $16.04         29
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.77         21
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.66         12
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $15.60         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                           UNITS
                                                    CONTRACT                            OUTSTANDING
                                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                    -------- --------------- ---------- -----------

FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.30%   SERVICE CLASS 2   $14.64         10
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.10%   SERVICE CLASS 2   $12.28        565
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.20%   SERVICE CLASS 2   $14.10        264
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.25%   SERVICE CLASS 2   $14.07        361
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.30%   SERVICE CLASS 2   $23.00      2,212
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.55%   SERVICE CLASS 2   $22.54        116
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.65%   SERVICE CLASS 2   $22.35        436
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.70%   SERVICE CLASS 2   $22.26        359

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  0.30%   SERVICE CLASS 2   $11.59         27
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.10%   SERVICE CLASS 2   $10.76      1,152
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.20%   SERVICE CLASS 2   $11.16        541
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.25%   SERVICE CLASS 2   $11.13      1,514
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.30%   SERVICE CLASS 2   $13.50      4,155
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.55%   SERVICE CLASS 2   $13.22        242
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.65%   SERVICE CLASS 2   $13.11        812
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.70%   SERVICE CLASS 2   $13.06        810

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.10%   CLASS I SHARES    $10.67         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.20%   CLASS I SHARES    $10.99         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.25%   CLASS I SHARES    $10.97        104
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.30%   CLASS I SHARES    $10.95        112
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.65%   CLASS I SHARES    $10.82         36
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.70%   CLASS I SHARES    $10.80         38

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.10%   CLASS I SHARES    $12.13        457
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.20%   CLASS I SHARES    $13.48        238
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.25%   CLASS I SHARES    $13.45        545
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.30%   CLASS I SHARES    $15.26      1,496
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $13.61         34
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $15.04         12
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.65%   CLASS I SHARES    $14.96        404
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.70%   CLASS I SHARES    $14.91        317

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.10%       CLASS 2       $11.06         85
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.20%       CLASS 2       $11.91        139
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.25%       CLASS 2       $11.89        220
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.30%       CLASS 2       $16.65        673
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.55%       CLASS 2       $16.32         10
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.65%       CLASS 2       $16.19         98
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.70%       CLASS 2       $16.12        177

FRANKLIN INCOME VIP FUND...........................  0.30%       CLASS 2       $12.23          5
FRANKLIN INCOME VIP FUND...........................  0.65%       CLASS 2       $15.45         10
FRANKLIN INCOME VIP FUND...........................  1.10%       CLASS 2       $10.97        693
FRANKLIN INCOME VIP FUND...........................  1.20%       CLASS 2       $11.78        812
FRANKLIN INCOME VIP FUND...........................  1.25%       CLASS 2       $11.75      1,455

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND..........................  1.30%      CLASS 2        $15.85      2,360
FRANKLIN INCOME VIP FUND..........................  1.55%      CLASS 2        $15.54         67
FRANKLIN INCOME VIP FUND..........................  1.65%      CLASS 2        $15.41        523
FRANKLIN INCOME VIP FUND..........................  1.70%      CLASS 2        $15.35        777

FRANKLIN MUTUAL SHARES VIP FUND...................  1.10%      CLASS 2        $11.10         93
FRANKLIN MUTUAL SHARES VIP FUND...................  1.20%      CLASS 2        $12.59         50
FRANKLIN MUTUAL SHARES VIP FUND...................  1.25%      CLASS 2        $12.56         59
FRANKLIN MUTUAL SHARES VIP FUND...................  1.30%      CLASS 2        $18.19        478
FRANKLIN MUTUAL SHARES VIP FUND...................  1.55%      CLASS 2        $17.83         44
FRANKLIN MUTUAL SHARES VIP FUND...................  1.65%      CLASS 2        $17.69        115
FRANKLIN MUTUAL SHARES VIP FUND...................  1.70%      CLASS 2        $17.62         38

FRANKLIN RISING DIVIDENDS VIP FUND................  0.30%      CLASS 2        $14.95         28
FRANKLIN RISING DIVIDENDS VIP FUND................  1.10%      CLASS 2        $12.90        495
FRANKLIN RISING DIVIDENDS VIP FUND................  1.20%      CLASS 2        $14.39        314
FRANKLIN RISING DIVIDENDS VIP FUND................  1.25%      CLASS 2        $14.36        683
FRANKLIN RISING DIVIDENDS VIP FUND................  1.30%      CLASS 2        $16.64      2,547
FRANKLIN RISING DIVIDENDS VIP FUND................  1.55%      CLASS 2        $15.53         64
FRANKLIN RISING DIVIDENDS VIP FUND................  1.65%      CLASS 2        $16.36        567
FRANKLIN RISING DIVIDENDS VIP FUND................  1.70%      CLASS 2        $16.32        469

FRANKLIN STRATEGIC INCOME VIP FUND................  0.65%      CLASS 2        $12.52          1
FRANKLIN STRATEGIC INCOME VIP FUND................  1.30%      CLASS 2        $13.39      3,151
FRANKLIN STRATEGIC INCOME VIP FUND................  1.55%      CLASS 2        $13.12        163
FRANKLIN STRATEGIC INCOME VIP FUND................  1.65%      CLASS 2        $13.01        621
FRANKLIN STRATEGIC INCOME VIP FUND................  1.70%      CLASS 2        $12.96        660

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.30%   SERVICE SHARES    $22.16        918
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.55%   SERVICE SHARES    $21.71         66
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.65%   SERVICE SHARES    $21.53        236
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.70%   SERVICE SHARES    $21.44        176

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  0.30%   COMMON SHARES     $10.54          4
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.10%   COMMON SHARES     $ 8.41        112
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.20%   COMMON SHARES     $10.15         51
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.25%   COMMON SHARES     $10.13         70
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.30%   COMMON SHARES     $ 7.74         42
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.55%   COMMON SHARES     $ 7.60         14
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.65%   COMMON SHARES     $ 7.55         29
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.70%   COMMON SHARES     $ 7.52          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.30%   COMMON SHARES     $ 9.86         38
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.55%   COMMON SHARES     $ 9.69         19
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.65%   COMMON SHARES     $ 9.62         12
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.70%   COMMON SHARES     $ 9.59          1

HARTFORD CAPITAL APPRECIATION HLS FUND............  0.30%         IC          $12.96          7
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.10%         IC          $11.76        177
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.20%         IC          $12.55        101
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.25%         IC          $12.52        148
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.30%         IC          $12.50        784
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.65%         IC          $12.34        131
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.70%         IC          $12.32         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.10%         IC          $12.71        357
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.20%         IC          $14.89        118
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.25%         IC          $14.86        375
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.30%         IC          $14.83      1,151
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.65%         IC          $14.65        153
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.70%         IC          $14.62        194

INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.30%      SERIES II      $26.42         12
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.55%      SERIES II      $25.88          1
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.65%      SERIES II      $25.67          6

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.10%      SERIES II      $10.91        361
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.20%      SERIES II      $11.58        129
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.25%      SERIES II      $11.56        442

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.65%      SERIES II      $21.54          1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.30%      SERIES II      $21.36      2,569
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $18.60         20
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $20.92         66
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $18.49        301
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $20.75        284
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $18.43        561
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $20.66          7

INVESCO V.I. EQUITY AND INCOME FUND...............  1.30%      SERIES II      $11.86      1,164
INVESCO V.I. EQUITY AND INCOME FUND...............  1.65%      SERIES II      $11.74         79
INVESCO V.I. EQUITY AND INCOME FUND...............  1.70%      SERIES II      $11.72         24

INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.10%      SERIES II      $ 9.37        166
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.20%      SERIES II      $12.67         82
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.25%      SERIES II      $12.65        143

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.30%      SERIES II      $12.16          6
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%      SERIES II      $10.49        327
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%      SERIES II      $11.70        226
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%      SERIES II      $11.68        303
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.30%      SERIES II      $17.00      2,625
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.55%      SERIES II      $16.66        188
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.65%      SERIES II      $16.52        713
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.70%      SERIES II      $16.45        603

INVESCO V.I. HIGH YIELD FUND......................  0.30%      SERIES II      $11.54          2
INVESCO V.I. HIGH YIELD FUND......................  1.10%      SERIES II      $10.63        355
INVESCO V.I. HIGH YIELD FUND......................  1.20%      SERIES II      $11.12        240
INVESCO V.I. HIGH YIELD FUND......................  1.25%      SERIES II      $11.09        628
INVESCO V.I. HIGH YIELD FUND......................  1.30%      SERIES II      $12.92      1,503
INVESCO V.I. HIGH YIELD FUND......................  1.55%      SERIES II      $12.69         51
INVESCO V.I. HIGH YIELD FUND......................  1.65%      SERIES II      $12.60        387
INVESCO V.I. HIGH YIELD FUND......................  1.70%      SERIES II      $12.56        241

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.30%      SERIES II      $11.96          5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%      SERIES II      $10.67        427
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%      SERIES II      $11.51        176
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II      $11.49        232
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.30%      SERIES II      $15.72      2,023
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.55%      SERIES II      $15.40        135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.65%      SERIES II      $15.27        334
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.70%      SERIES II      $15.21        299

INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.30%      SERIES II      $18.30        584
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.55%      SERIES II      $17.93         19
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.65%      SERIES II      $17.78         64
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.70%      SERIES II      $17.71         40

INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II      $11.10        145
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II      $12.26         55
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II      $12.23        129
INVESCO V.I. SMALL CAP EQUITY FUND................  1.30%      SERIES II      $23.26        512
INVESCO V.I. SMALL CAP EQUITY FUND................  1.55%      SERIES II      $22.78         35
INVESCO V.I. SMALL CAP EQUITY FUND................  1.65%      SERIES II      $22.60         66
INVESCO V.I. SMALL CAP EQUITY FUND................  1.70%      SERIES II      $22.50         37

IVY VIP ASSET STRATEGY............................  0.30%      CLASS II       $10.42          1
IVY VIP ASSET STRATEGY............................  1.10%      CLASS II       $ 9.89        165
IVY VIP ASSET STRATEGY............................  1.20%      CLASS II       $10.03        285
IVY VIP ASSET STRATEGY............................  1.25%      CLASS II       $10.01        350
IVY VIP ASSET STRATEGY............................  1.30%      CLASS II       $12.44      1,327
IVY VIP ASSET STRATEGY............................  1.55%      CLASS II       $12.22         32
IVY VIP ASSET STRATEGY............................  1.65%      CLASS II       $12.14        268
IVY VIP ASSET STRATEGY............................  1.70%      CLASS II       $12.09        681

IVY VIP DIVIDEND OPPORTUNITIES....................  1.30%      CLASS II       $19.78        492
IVY VIP DIVIDEND OPPORTUNITIES....................  1.55%      CLASS II       $19.38         79
IVY VIP DIVIDEND OPPORTUNITIES....................  1.65%      CLASS II       $19.22        159
IVY VIP DIVIDEND OPPORTUNITIES....................  1.70%      CLASS II       $19.14         90

IVY VIP ENERGY....................................  1.10%      CLASS II       $ 8.04        278
IVY VIP ENERGY....................................  1.20%      CLASS II       $ 7.56        228
IVY VIP ENERGY....................................  1.25%      CLASS II       $ 7.54        387
IVY VIP ENERGY....................................  1.30%      CLASS II       $10.93      1,841
IVY VIP ENERGY....................................  1.55%      CLASS II       $10.71        195
IVY VIP ENERGY....................................  1.65%      CLASS II       $10.62        333
IVY VIP ENERGY....................................  1.70%      CLASS II       $10.57        288

IVY VIP HIGH INCOME...............................  0.65%      CLASS II       $15.70         --
IVY VIP HIGH INCOME...............................  1.30%      CLASS II       $17.36      4,983
IVY VIP HIGH INCOME...............................  1.55%      CLASS II       $17.01        303
IVY VIP HIGH INCOME...............................  1.65%      CLASS II       $16.87      1,187
IVY VIP HIGH INCOME...............................  1.70%      CLASS II       $16.80      1,254

IVY VIP MICRO CAP GROWTH..........................  0.30%      CLASS II       $11.78          3
IVY VIP MICRO CAP GROWTH..........................  1.10%      CLASS II       $10.73        123
IVY VIP MICRO CAP GROWTH..........................  1.20%      CLASS II       $11.34         96
IVY VIP MICRO CAP GROWTH..........................  1.25%      CLASS II       $11.32         89

IVY VIP MID CAP GROWTH............................  0.65%      CLASS II       $20.66         --
IVY VIP MID CAP GROWTH............................  1.30%      CLASS II       $24.81      1,590
IVY VIP MID CAP GROWTH............................  1.55%      CLASS II       $24.30         97
IVY VIP MID CAP GROWTH............................  1.65%      CLASS II       $24.10        270
IVY VIP MID CAP GROWTH............................  1.70%      CLASS II       $24.00        282

IVY VIP NATURAL RESOURCES.........................  1.30%      CLASS II       $ 8.10        859
IVY VIP NATURAL RESOURCES.........................  1.55%      CLASS II       $ 7.93         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
IVY VIP NATURAL RESOURCES...............  1.65%      CLASS II       $ 7.87        250
IVY VIP NATURAL RESOURCES...............  1.70%      CLASS II       $ 7.84        122

IVY VIP SCIENCE AND TECHNOLOGY..........  0.30%      CLASS II       $14.52          4
IVY VIP SCIENCE AND TECHNOLOGY..........  0.65%      CLASS II       $24.86          3
IVY VIP SCIENCE AND TECHNOLOGY..........  1.10%      CLASS II       $11.87        372
IVY VIP SCIENCE AND TECHNOLOGY..........  1.20%      CLASS II       $13.98        303
IVY VIP SCIENCE AND TECHNOLOGY..........  1.25%      CLASS II       $13.95        345
IVY VIP SCIENCE AND TECHNOLOGY..........  1.30%      CLASS II       $27.24      1,721
IVY VIP SCIENCE AND TECHNOLOGY..........  1.55%      CLASS II       $26.68        149
IVY VIP SCIENCE AND TECHNOLOGY..........  1.65%      CLASS II       $26.46        376
IVY VIP SCIENCE AND TECHNOLOGY..........  1.70%      CLASS II       $26.36        268

IVY VIP SMALL CAP GROWTH................  1.30%      CLASS II       $21.68        890
IVY VIP SMALL CAP GROWTH................  1.55%      CLASS II       $21.23         62
IVY VIP SMALL CAP GROWTH................  1.65%      CLASS II       $21.06        203
IVY VIP SMALL CAP GROWTH................  1.70%      CLASS II       $20.97        148

JANUS HENDERSON VIT BALANCED PORTFOLIO..  0.30%   SERVICE SHARES    $13.62          4
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.10%   SERVICE SHARES    $11.72      1,273
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.20%   SERVICE SHARES    $13.11        513
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.25%   SERVICE SHARES    $13.09      2,556

JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  0.30%   SERVICE SHARES    $10.88         25
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $10.10        936
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $10.47        418
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $10.45      1,393

JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $12.58        316
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $15.01        145
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $14.98        322

JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.10%      CLASS 2        $11.69        125
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.25%      CLASS 2        $11.64      1,523

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.10%      CLASS 2        $11.39         50
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.25%      CLASS 2        $11.35      1,312

LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  0.30%   SERVICE SHARES    $11.15          1
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.10%   SERVICE SHARES    $11.34        489
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.20%   SERVICE SHARES    $10.73        326
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.25%   SERVICE SHARES    $10.71        363
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.30%   SERVICE SHARES    $13.12      4,539
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.55%   SERVICE SHARES    $12.86        563
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.65%   SERVICE SHARES    $12.75      1,040
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.70%   SERVICE SHARES    $12.70        710

LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.30%     VC SHARES       $12.57         19
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.65%     VC SHARES       $15.26          2
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.10%     VC SHARES       $11.26      1,390
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.20%     VC SHARES       $12.10        609
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.25%     VC SHARES       $12.07      1,279
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.30%     VC SHARES       $14.24      3,695
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.55%     VC SHARES       $14.00        174
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.65%     VC SHARES       $13.90        855
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.70%     VC SHARES       $13.85      1,040

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.30%      VC SHARES     $ 17.09        199
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.55%      VC SHARES     $ 16.79         14
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.65%      VC SHARES     $ 16.67         45
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.70%      VC SHARES     $ 16.62         16

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.30%      VC SHARES     $ 16.30        181
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.55%      VC SHARES     $ 16.02         25
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.65%      VC SHARES     $ 15.91         53
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.70%      VC SHARES     $ 15.85         46

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  0.30%    SERVICE CLASS   $ 14.27         12
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.10%    SERVICE CLASS   $ 12.37      1,677
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.20%    SERVICE CLASS   $ 13.74        622
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.25%    SERVICE CLASS   $ 13.71      1,359
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.30%    SERVICE CLASS   $ 20.34      6,407
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.55%    SERVICE CLASS   $ 19.93        389
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.65%    SERVICE CLASS   $ 19.76      1,277
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.70%    SERVICE CLASS   $ 19.68      1,279

MFS(R) INVESTORS TRUST SERIES..........................  1.10%    SERVICE CLASS   $ 12.64         96
MFS(R) INVESTORS TRUST SERIES..........................  1.20%    SERVICE CLASS   $ 14.72         31
MFS(R) INVESTORS TRUST SERIES..........................  1.25%    SERVICE CLASS   $ 14.69         89
MFS(R) INVESTORS TRUST SERIES..........................  1.30%    SERVICE CLASS   $ 23.20        303
MFS(R) INVESTORS TRUST SERIES..........................  1.55%    SERVICE CLASS   $ 22.73         31
MFS(R) INVESTORS TRUST SERIES..........................  1.65%    SERVICE CLASS   $ 22.54         66
MFS(R) INVESTORS TRUST SERIES..........................  1.70%    SERVICE CLASS   $ 22.45         55

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.30%    SERVICE CLASS   $ 24.10        420
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.55%    SERVICE CLASS   $ 23.61         61
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.65%    SERVICE CLASS   $ 23.41         86
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.70%    SERVICE CLASS   $ 23.32         46

MFS(R) RESEARCH SERIES.................................  1.10%    SERVICE CLASS   $ 12.63         68
MFS(R) RESEARCH SERIES.................................  1.20%    SERVICE CLASS   $ 14.76         32
MFS(R) RESEARCH SERIES.................................  1.25%    SERVICE CLASS   $ 14.73         68

MFS(R) TECHNOLOGY PORTFOLIO............................  1.30%    SERVICE CLASS   $ 31.69        678
MFS(R) TECHNOLOGY PORTFOLIO............................  1.55%    SERVICE CLASS   $ 31.05        107
MFS(R) TECHNOLOGY PORTFOLIO............................  1.65%    SERVICE CLASS   $ 30.79        140
MFS(R) TECHNOLOGY PORTFOLIO............................  1.70%    SERVICE CLASS   $ 30.67        151

MFS(R) UTILITIES SERIES................................  0.30%    SERVICE CLASS   $ 12.00         --
MFS(R) UTILITIES SERIES................................  1.10%    SERVICE CLASS   $ 10.17        309
MFS(R) UTILITIES SERIES................................  1.20%    SERVICE CLASS   $ 11.55        269
MFS(R) UTILITIES SERIES................................  1.25%    SERVICE CLASS   $ 11.53        258
MFS(R) UTILITIES SERIES................................  1.30%    SERVICE CLASS   $ 19.06      1,638
MFS(R) UTILITIES SERIES................................  1.55%    SERVICE CLASS   $ 18.67         76
MFS(R) UTILITIES SERIES................................  1.65%    SERVICE CLASS   $ 18.51        272
MFS(R) UTILITIES SERIES................................  1.70%    SERVICE CLASS   $ 18.44        338

MFS(R) VALUE SERIES....................................  1.10%    SERVICE CLASS   $ 12.60      1,065
MFS(R) VALUE SERIES....................................  1.20%    SERVICE CLASS   $ 14.58        166
MFS(R) VALUE SERIES....................................  1.25%    SERVICE CLASS   $ 14.55        551

MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%          B         $ 24.52        376
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.55%          B         $105.14         21
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.65%          B         $ 23.52        146

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......................  1.70%         B          $100.15         13

MULTIMANAGER CORE BOND...............................  1.30%         B          $ 13.96      4,046
MULTIMANAGER CORE BOND...............................  1.55%         B          $ 14.37      1,248
MULTIMANAGER CORE BOND...............................  1.65%         B          $ 13.24      2,441
MULTIMANAGER CORE BOND...............................  1.70%         B          $ 14.03        515

MULTIMANAGER MID CAP GROWTH..........................  1.30%         B          $ 27.52        445
MULTIMANAGER MID CAP GROWTH..........................  1.55%         B          $ 21.54         72
MULTIMANAGER MID CAP GROWTH..........................  1.65%         B          $ 26.18        159
MULTIMANAGER MID CAP GROWTH..........................  1.70%         B          $ 21.03        124

MULTIMANAGER MID CAP VALUE...........................  1.30%         B          $ 26.22        257
MULTIMANAGER MID CAP VALUE...........................  1.55%         B          $ 23.43         40
MULTIMANAGER MID CAP VALUE...........................  1.65%         B          $ 24.94         99
MULTIMANAGER MID CAP VALUE...........................  1.70%         B          $ 22.87         71

MULTIMANAGER TECHNOLOGY..............................  0.30%         B          $ 19.31          2
MULTIMANAGER TECHNOLOGY..............................  1.10%         B          $ 14.85        275
MULTIMANAGER TECHNOLOGY..............................  1.20%         B          $ 18.59         97
MULTIMANAGER TECHNOLOGY..............................  1.25%         B          $ 18.56        412
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 15.18        611
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 33.62        255
MULTIMANAGER TECHNOLOGY..............................  1.55%         B          $ 27.60         75
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 15.03        125
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 31.98         82
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 15.00         65
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 26.94         54

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.10%   CLASS S SHARES   $ 11.28         45
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.20%   CLASS S SHARES   $ 11.39         34
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.25%   CLASS S SHARES   $ 11.37         44
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.30%   CLASS S SHARES   $ 11.35        165
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.65%   CLASS S SHARES   $ 11.21         36
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.70%   CLASS S SHARES   $ 11.19         50

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.10%   CLASS S SHARES   $  9.51         54
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.20%   CLASS S SHARES   $  9.55         29
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.25%   CLASS S SHARES   $  9.54         30
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.30%   CLASS S SHARES   $  9.52         87
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.65%   CLASS S SHARES   $  9.40         11
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.70%   CLASS S SHARES   $  9.38         31

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  0.30%   ADVISOR CLASS    $  6.82         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.10%   ADVISOR CLASS    $  8.46         84
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.20%   ADVISOR CLASS    $  6.57        112
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.25%   ADVISOR CLASS    $  6.56        138
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.30%   ADVISOR CLASS    $  6.94      1,309
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.55%   ADVISOR CLASS    $  6.80         89
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.65%   ADVISOR CLASS    $  6.75        380
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.70%   ADVISOR CLASS    $  6.72        337

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.10%    ADVISOR CLASS    $11.24        137
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.20%    ADVISOR CLASS    $11.48         62
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.25%    ADVISOR CLASS    $11.45        131
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.30%    ADVISOR CLASS    $14.52        705
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.55%    ADVISOR CLASS    $14.22        106
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.65%    ADVISOR CLASS    $14.11        223
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.70%    ADVISOR CLASS    $14.05        127

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.10%    ADVISOR CLASS    $10.59        125
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.20%    ADVISOR CLASS    $10.12         40
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.25%    ADVISOR CLASS    $10.10        157

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.10%    ADVISOR CLASS    $10.72         11
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.20%    ADVISOR CLASS    $11.61         43
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.25%    ADVISOR CLASS    $11.58         77

PIMCO REAL RETURN PORTFOLIO............................  1.30%    ADVISOR CLASS    $11.63      3,051
PIMCO REAL RETURN PORTFOLIO............................  1.55%    ADVISOR CLASS    $11.39        281
PIMCO REAL RETURN PORTFOLIO............................  1.65%    ADVISOR CLASS    $11.30        938
PIMCO REAL RETURN PORTFOLIO............................  1.70%    ADVISOR CLASS    $11.25        561

PIMCO TOTAL RETURN PORTFOLIO...........................  0.65%    ADVISOR CLASS    $11.60         --
PIMCO TOTAL RETURN PORTFOLIO...........................  1.10%    ADVISOR CLASS    $10.31      1,247
PIMCO TOTAL RETURN PORTFOLIO...........................  1.20%    ADVISOR CLASS    $10.58        444
PIMCO TOTAL RETURN PORTFOLIO...........................  1.25%    ADVISOR CLASS    $10.56      1,332
PIMCO TOTAL RETURN PORTFOLIO...........................  1.30%    ADVISOR CLASS    $12.12      7,400
PIMCO TOTAL RETURN PORTFOLIO...........................  1.55%    ADVISOR CLASS    $11.87        548
PIMCO TOTAL RETURN PORTFOLIO...........................  1.65%    ADVISOR CLASS    $11.77      1,935
PIMCO TOTAL RETURN PORTFOLIO...........................  1.70%    ADVISOR CLASS    $11.73      1,446

PROFUND VP BEAR........................................  1.30%    COMMON SHARES    $ 2.32         38
PROFUND VP BEAR........................................  1.55%    COMMON SHARES    $ 2.28          7
PROFUND VP BEAR........................................  1.65%    COMMON SHARES    $ 2.26          8

PROFUND VP BIOTECHNOLOGY...............................  0.65%    COMMON SHARES    $33.29          2
PROFUND VP BIOTECHNOLOGY...............................  1.30%    COMMON SHARES    $33.47        994
PROFUND VP BIOTECHNOLOGY...............................  1.55%    COMMON SHARES    $32.79         52
PROFUND VP BIOTECHNOLOGY...............................  1.65%    COMMON SHARES    $32.52        221
PROFUND VP BIOTECHNOLOGY...............................  1.70%    COMMON SHARES    $32.39        192

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.10%       CLASS B       $10.30         90
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.20%       CLASS B       $10.68         61
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.25%       CLASS B       $10.66         97

PUTNAM VT DIVERSIFIED INCOME FUND......................  1.10%       CLASS B       $10.66        144
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.20%       CLASS B       $10.23         55
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.25%       CLASS B       $10.21        417
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.30%       CLASS B       $10.19        326
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.65%       CLASS B       $10.06         43
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.70%       CLASS B       $10.05         27

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.10%       CLASS B       $11.78        201
PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.25%       CLASS B       $11.73        165

PUTNAM VT RESEARCH FUND................................  1.10%       CLASS B       $12.85         28
PUTNAM VT RESEARCH FUND................................  1.25%       CLASS B       $12.80          8

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.10%      CLASS II       $10.14         42
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.20%      CLASS II       $10.39         29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.25%      CLASS II       $10.37         32
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.30%      CLASS II       $10.35        222
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.65%      CLASS II       $10.22         25
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.70%      CLASS II       $10.20         20

SEI VP BALANCED STRATEGY FUND..........................  1.10%      CLASS III      $10.71         98
SEI VP BALANCED STRATEGY FUND..........................  1.20%      CLASS III      $11.40        186
SEI VP BALANCED STRATEGY FUND..........................  1.25%      CLASS III      $11.38        520

SEI VP CONSERVATIVE STRATEGY FUND......................  1.10%      CLASS III      $10.32         56
SEI VP CONSERVATIVE STRATEGY FUND......................  1.20%      CLASS III      $10.63        127
SEI VP CONSERVATIVE STRATEGY FUND......................  1.25%      CLASS III      $10.60        929

SEI VP MARKET GROWTH STRATEGY FUND.....................  0.30%      CLASS III      $12.18          1
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.10%      CLASS III      $10.92        153
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.20%      CLASS III      $11.73        310
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.25%      CLASS III      $11.70        201

SEI VP MARKET PLUS STRATEGY FUND.......................  1.10%      CLASS III      $11.32         33
SEI VP MARKET PLUS STRATEGY FUND.......................  1.20%      CLASS III      $12.44         81
SEI VP MARKET PLUS STRATEGY FUND.......................  1.25%      CLASS III      $12.42         56

SEI VP MODERATE STRATEGY FUND..........................  1.10%      CLASS III      $10.66        278
SEI VP MODERATE STRATEGY FUND..........................  1.20%      CLASS III      $11.32        135
SEI VP MODERATE STRATEGY FUND..........................  1.25%      CLASS III      $11.29        351

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  0.30%      CLASS II       $13.94          5
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.10%      CLASS II       $12.27        254
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.20%      CLASS II       $13.42        103
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.25%      CLASS II       $13.39        236

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.30%      CLASS II       $17.45          4
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.65%      CLASS II       $36.69          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.10%      CLASS II       $10.99        971
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.20%      CLASS II       $16.81        399
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.25%      CLASS II       $16.77        819
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.30%      CLASS II       $39.94      2,081
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.55%      CLASS II       $39.13        109
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.65%      CLASS II       $38.81        359
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.70%      CLASS II       $38.65        367

TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.30%       CLASS 2       $12.50        768
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.55%       CLASS 2       $12.24         62
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.65%       CLASS 2       $12.14        177
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.70%       CLASS 2       $12.09        135

TEMPLETON FOREIGN VIP FUND.............................  1.30%       CLASS 2       $13.29        433
TEMPLETON FOREIGN VIP FUND.............................  1.55%       CLASS 2       $13.02         36
TEMPLETON FOREIGN VIP FUND.............................  1.65%       CLASS 2       $12.91         83
TEMPLETON FOREIGN VIP FUND.............................  1.70%       CLASS 2       $12.86        104

TEMPLETON GLOBAL BOND VIP FUND.........................  0.30%       CLASS 2       $10.14         10
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%       CLASS 2       $ 9.57      1,003
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%       CLASS 2       $ 9.76        583
TEMPLETON GLOBAL BOND VIP FUND.........................  1.25%       CLASS 2       $ 9.74        887
TEMPLETON GLOBAL BOND VIP FUND.........................  1.30%       CLASS 2       $12.28      5,899
TEMPLETON GLOBAL BOND VIP FUND.........................  1.55%       CLASS 2       $12.03        441
TEMPLETON GLOBAL BOND VIP FUND.........................  1.65%       CLASS 2       $11.93      1,359
TEMPLETON GLOBAL BOND VIP FUND.........................  1.70%       CLASS 2       $11.88      1,385

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

TEMPLETON GROWTH VIP FUND..............................  1.30%      CLASS 2        $16.35         92
TEMPLETON GROWTH VIP FUND..............................  1.55%      CLASS 2        $16.02         14
TEMPLETON GROWTH VIP FUND..............................  1.65%      CLASS 2        $15.89         14
TEMPLETON GROWTH VIP FUND..............................  1.70%      CLASS 2        $15.83          1

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.30%   CLASS S SHARES    $ 7.27          7
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%   CLASS S SHARES    $ 8.20        154
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%   CLASS S SHARES    $ 7.00        115
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%   CLASS S SHARES    $ 6.98        177
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.30%   CLASS S SHARES    $ 8.51      1,828
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.55%   CLASS S SHARES    $ 8.34        205
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.65%   CLASS S SHARES    $ 8.27        397
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.70%   CLASS S SHARES    $ 8.24        257

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.10%   INITIAL CLASS     $10.07         35
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.20%   INITIAL CLASS     $ 9.86         31
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.25%   INITIAL CLASS     $ 9.84         28

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                        1290 VT      1290 VT
                                            1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                                          CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                                          SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                                          ----------- ----------- ------------- --------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  346,468  $   92,542    $319,445       $ 104,782      $  537,236    $   29,242
 Expenses:
   Asset-based charges...................     15,985     222,606     186,442          35,321         443,279       236,999
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INVESTMENT INCOME (LOSS).............    330,483    (130,064)    133,003          69,461          93,957      (207,757)
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      6,720      44,246      45,575         (34,148)       (461,488)       49,785
   Net realized gain distribution from
    the Portfolios.......................    280,587     809,853      17,458              --       2,381,600       938,494
                                          ----------  ----------    --------       ---------      ----------    ----------
 Net realized gain (loss)................    287,307     854,099      63,033         (34,148)      1,920,112       988,279
                                          ----------  ----------    --------       ---------      ----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    765,968     527,868     115,242        (131,367)      2,228,366        26,994
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  1,053,275   1,381,967     178,275        (165,515)      4,148,478     1,015,273
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,383,758  $1,251,903    $311,278       $ (96,054)     $4,242,435    $  807,516
                                          ==========  ==========    ========       =========      ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     1290 VT GAMCO                       1290 VT LOW                                  1290 VT
                                     SMALL COMPANY 1290 VT HIGH YIELD VOLATILITY GLOBAL 1290 VT NATURAL 1290 VT REAL SMARTBETA
                                        VALUE*           BOND*             EQUITY*        RESOURCES*      ESTATE*     EQUITY*
                                     ------------- ------------------ ----------------- --------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 1,687,505       $629,255          $ 66,114         $148,365      $  464,185  $  203,808
 Expenses:
   Asset-based charges..............    3,697,153        165,512            26,326           74,092         177,292      13,404
                                      -----------       --------          --------         --------      ----------  ----------

NET INVESTMENT INCOME (LOSS)........   (2,009,648)       463,743            39,788           74,273         286,893     190,404
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    5,628,377        (27,035)          363,533           87,149          26,552      14,754
   Net realized gain distribution
    from the Portfolios.............   20,118,563             --             8,138               --          99,770     429,041
                                      -----------       --------          --------         --------      ----------  ----------
 Net realized gain (loss)...........   25,746,940        (27,035)          371,671           87,149         126,322     443,795
                                      -----------       --------          --------         --------      ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   13,423,318        149,416           231,993          420,713         669,775   2,163,222
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   39,170,258        122,381           603,664          507,862         796,097   2,607,017
                                      -----------       --------          --------         --------      ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $37,160,610       $586,124          $643,452         $582,135      $1,082,990  $2,797,421
                                      ===========       ========          ========         ========      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                         AB VPS
                                                                        BALANCED   AB VPS GLOBAL                  AB VPS
                                                           7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                          1290 VT SOCIALLY  BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                                            RESPONSIBLE*   PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                                          ---------------- ----------  ----------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $ 41,948     $  250,495   $ 94,362     $  2,010      $ 42,462     $   82,977
 Expenses:
   Asset-based charges...................       49,878        989,867     74,525        8,195        39,101        123,940
                                              --------     ----------   --------     --------      --------     ----------

NET INVESTMENT INCOME (LOSS).............       (7,930)      (739,372)    19,837       (6,185)        3,361        (40,963)
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       25,898        787,539    (32,482)      51,867        34,105        326,750
   Net realized gain distribution from
    the Portfolios.......................      582,705             --     42,946           --       294,152             --
                                              --------     ----------   --------     --------      --------     ----------
 Net realized gain (loss)................      608,603        787,539     10,464       51,867       328,257        326,750
                                              --------     ----------   --------     --------      --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........       88,384      6,129,095    659,682      152,181       224,029      2,123,542
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      696,987      6,916,634    670,146      204,048       552,286      2,450,292
                                              --------     ----------   --------     --------      --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $689,057     $6,177,262   $689,983     $197,863      $555,647     $2,409,329
                                              ========     ==========   ========     ========      ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                   AMERICAN
                                     AB VPS REAL                                                     AMERICAN     CENTURY VP
                                       ESTATE    AB VPS SMALL/MID                ALPS | RED ROCKS   CENTURY VP      LARGE
                                     INVESTMENT     CAP VALUE       ALL ASSET     LISTED PRIVATE     INFLATION     COMPANY
                                     PORTFOLIO**   PORTFOLIO**    GROWTH-ALT 20* EQUITY PORTFOLIO PROTECTION FUND   VALUE
                                     ----------- ---------------- -------------- ---------------- --------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 80,260       $  8,582       $  619,231       $ 74,041        $158,445      $ 37,854
 Expenses:
   Asset-based charges..............    58,492         39,342          454,389         26,443          68,475        35,182
                                      --------       --------       ----------       --------        --------      --------

NET INVESTMENT INCOME (LOSS)........    21,768        (30,760)         164,842         47,598          89,970         2,672
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     8,233         30,935          192,271         56,701          (9,748)       76,019
   Net realized gain distribution
    from the Portfolios.............   273,202        174,706          875,825             --              --       128,816
                                      --------       --------       ----------       --------        --------      --------
 Net realized gain (loss)...........   281,435        205,641        1,068,096         56,701          (9,748)      204,835
                                      --------       --------       ----------       --------        --------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (48,288)       230,333        3,285,278        337,207          59,496         5,843
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   233,147        435,974        4,353,374        393,908          49,748       210,678
                                      --------       --------       ----------       --------        --------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $254,915       $405,214       $4,518,216       $441,506        $139,718      $213,350
                                      ========       ========       ==========       ========        ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                AMERICAN FUNDS
                                               AMERICAN FUNDS                                     INSURANCE
                                                  INSURANCE    AMERICAN FUNDS  AMERICAN FUNDS  SERIES(R) GLOBAL  AMERICAN FUNDS
                                   AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL           INSURANCE
                                CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                -------------- --------------- -------------- ---------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $ 1,802,978     $  610,431      $ 788,347       $   40,640       $   58,651       $  136,877
 Expenses:
   Asset-based charges.........    1,725,849        427,799        583,852           65,977          198,788          104,943
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INVESTMENT INCOME (LOSS)...       77,129        182,632        204,495          (25,337)        (140,137)          31,934
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    2,930,128        103,182       (203,344)          18,017         (278,792)         (41,681)
   Net realized gain
    distribution from the
    Portfolios.................    2,445,935      1,602,096        590,484          156,412               --          562,056
                                 -----------     ----------      ---------       ----------       ----------       ----------
 Net realized gain (loss)......    5,376,063      1,705,278        387,140          174,429         (278,792)         520,375
                                 -----------     ----------      ---------       ----------       ----------       ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    6,848,848      2,881,854        120,400        1,201,146        3,468,868        1,117,542
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   12,224,911      4,587,132        507,540        1,375,575        3,190,076        1,637,917
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $12,302,040     $4,769,764      $ 712,035       $1,350,238       $3,049,939       $1,669,851
                                 ===========     ==========      =========       ==========       ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                   AMERICAN FUNDS   AMERICAN FUNDS
                                     INSURANCE         INSURANCE
                                     SERIES(R)     SERIES(R) MANAGED AMERICAN FUNDS
                                   INTERNATIONAL      RISK ASSET       INSURANCE                                     AXA 2000
                                     GROWTH AND       ALLOCATION     SERIES(R) NEW  AXA 400 MANAGED AXA 500 MANAGED   MANAGED
                                   INCOME FUND/SM/     FUND/SM/      WORLD FUND(R)    VOLATILITY*     VOLATILITY*   VOLATILITY*
                                   --------------  ----------------- -------------- --------------- --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $104,121         $ 52,295       $   380,260     $   580,174     $ 1,940,641   $  539,389
 Expenses:
   Asset-based charges............      52,903           97,067           617,650       1,127,173       2,586,846    1,115,381
                                      --------         --------       -----------     -----------     -----------   ----------

NET INVESTMENT INCOME (LOSS)......      51,218          (44,772)         (237,390)       (546,999)       (646,205)    (575,992)
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       2,189           73,925            66,046       4,815,098      14,777,313    5,179,188
   Net realized gain
    distribution from the
    Portfolios....................          --           64,323                --       6,039,628       3,655,444    4,271,822
                                      --------         --------       -----------     -----------     -----------   ----------
 Net realized gain (loss).........       2,189          138,248            66,046      10,854,726      18,432,757    9,451,010
                                      --------         --------       -----------     -----------     -----------   ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     831,397          734,597        10,717,773        (265,277)     13,381,317      152,276
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     833,586          872,845        10,783,819      10,589,449      31,814,074    9,603,286
                                      --------         --------       -----------     -----------     -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $884,804         $828,073       $10,546,429     $10,042,450     $31,167,869   $9,027,294
                                      ========         ========       ===========     ===========     ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                   AXA
                                                                               CONSERVATIVE     AXA        AXA GLOBAL
                                   AXA AGGRESSIVE AXA AGGRESSIVE AXA BALANCED     GROWTH    CONSERVATIVE EQUITY MANAGED
                                    ALLOCATION*     STRATEGY*     STRATEGY*     STRATEGY*    STRATEGY*    VOLATILITY*
                                   -------------- -------------- ------------  ------------ ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..   $  372,302    $ 53,853,891  $ 37,825,634  $16,682,249  $ 7,370,120    $  178,632
 Expenses:
   Asset-based charges............      319,646      44,324,898    41,013,068   19,049,111   10,496,087       239,563
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)......       52,656       9,528,993    (3,187,434)  (2,366,862)  (3,125,967)      (60,931)
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      428,736      21,091,277    34,128,489   16,061,985    7,471,651       737,638
   Net realized gain
    distribution from the
    Portfolios....................      827,634      28,210,780    29,172,715   13,326,791    7,861,157            --
                                     ----------    ------------  ------------  -----------  -----------    ----------
 Net realized gain (loss).........    1,256,370      49,302,057    63,301,204   29,388,776   15,332,808       737,638
                                     ----------    ------------  ------------  -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................    2,504,038     355,992,324   173,147,275   58,400,077    8,796,574     2,880,963
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......    3,760,408     405,294,381   236,448,479   87,788,853   24,129,382     3,618,601
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................   $3,813,064    $414,823,374  $233,261,045  $85,421,991  $21,003,415    $3,557,670
                                     ==========    ============  ============  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA           AXA           AXA
                                                INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP AXA LARGE CAP
                                    AXA GROWTH  CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED  GROWTH MANAGED
                                    STRATEGY*    VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                   ------------ ------------- ------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.. $ 62,173,685  $  212,429    $ 2,215,315    $ 62,657     $  102,776     $  117,276
 Expenses:
   Asset-based charges............   56,182,918     184,526      1,643,427      47,660        152,413        357,167
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)......    5,990,767      27,903        571,888      14,997        (49,637)      (239,891)
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................   37,175,661     179,763      2,635,989      65,050        558,676      1,533,390
   Net realized gain
    distribution from the
    Portfolios....................   36,252,534          --        965,855          --        672,800      1,945,135
                                   ------------  ----------    -----------    --------     ----------     ----------
 Net realized gain (loss).........   73,428,195     179,763      3,601,844      65,050      1,231,476      3,478,525
                                   ------------  ----------    -----------    --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................  378,210,484   2,575,344     18,772,861     570,087        678,442      2,583,874
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......  451,638,679   2,755,107     22,374,705     635,137      1,909,918      6,062,399
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................... $457,629,446  $2,783,010    $22,946,593    $650,134     $1,860,281     $5,822,508
                                   ============  ==========    ===========    ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     AXA LARGE CAP AXA MID CAP VALUE                               AXA MODERATE-  AXA ULTRA
                                     VALUE MANAGED      MANAGED      AXA MODERATE   AXA MODERATE       PLUS      CONSERVATIVE
                                      VOLATILITY*     VOLATILITY*    ALLOCATION*  GROWTH STRATEGY*  ALLOCATION*   STRATEGY*
                                     ------------- ----------------- ------------ ---------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $  373,635      $  188,051     $ 1,790,913    $ 86,905,710    $  767,570   $    890,492
 Expenses:
   Asset-based charges..............     353,367         257,789       1,857,454      87,399,864       703,926      2,374,943
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INVESTMENT INCOME (LOSS)........      20,268         (69,738)        (66,541)       (494,154)       63,644     (1,484,451)
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,217,458         776,831         538,351      84,373,517       578,708    (11,432,206)
   Net realized gain distribution
    from the Portfolios.............          --       1,136,603       4,819,294      72,704,408     2,394,654      1,133,841
                                      ----------      ----------     -----------    ------------    ----------   ------------
 Net realized gain (loss)...........   1,217,458       1,913,434       5,357,645     157,077,925     2,973,362    (10,298,365)
                                      ----------      ----------     -----------    ------------    ----------   ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   1,598,553         (29,605)      7,348,448     445,849,836     3,698,784     13,008,359
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   2,816,011       1,883,829      12,706,093     602,927,761     6,672,146      2,709,994
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $2,836,279      $1,814,091     $12,639,552    $602,433,607    $6,735,790   $  1,225,543
                                      ==========      ==========     ===========    ============    ==========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   AXA/AB SHORT                                  AXA/FRANKLIN
                                                    AXA/AB DYNAMIC   DURATION                    AXA/CLEARBRIDGE   BALANCED
                                     AXA/AB DYNAMIC    MODERATE     GOVERNMENT  AXA/AB SMALL CAP    LARGE CAP      MANAGED
                                        GROWTH*        GROWTH*        BOND*         GROWTH*          GROWTH*     VOLATILITY*
                                     -------------- -------------- ------------ ---------------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 4,680,144    $ 31,909,888    $ 10,096     $   185,806      $    57,536     $251,013
 Expenses:
   Asset-based charges..............    5,844,773      37,515,224      22,541         958,832        1,128,014      145,525
                                      -----------    ------------    --------     -----------      -----------     --------

NET INVESTMENT INCOME (LOSS)........   (1,164,629)     (5,605,336)    (12,445)       (773,026)      (1,070,478)     105,488
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    1,071,853      30,760,534        (744)       (122,335)        (423,760)     236,861
   Net realized gain distribution
    from the Portfolios.............    7,039,952      40,159,565          --       6,030,934        9,677,616           --
                                      -----------    ------------    --------     -----------      -----------     --------
 Net realized gain (loss)...........    8,111,805      70,920,099        (744)      5,908,599        9,253,856      236,861
                                      -----------    ------------    --------     -----------      -----------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   45,376,744     217,239,638      (4,801)      7,482,724        8,604,129      447,366
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   53,488,549     288,159,737      (5,545)     13,391,323       17,857,985      684,227
                                      -----------    ------------    --------     -----------      -----------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $52,323,920    $282,554,401    $(17,990)    $12,618,297      $16,787,507     $789,715
                                      ===========    ============    ========     ===========      ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA/FRANKLIN
                                      AXA/FRANKLIN    TEMPLETON
                                     SMALL CAP VALUE  ALLOCATION    AXA/GOLDMAN   AXA/INVESCO               AXA/LEGG MASON
                                         MANAGED       MANAGED    SACHS STRATEGIC  STRATEGIC    AXA/JANUS     STRATEGIC
                                       VOLATILITY*   VOLATILITY*    ALLOCATION*   ALLOCATION*  ENTERPRISE*   ALLOCATION*
                                     --------------- ------------ --------------- -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   63,065     $  215,175    $ 1,957,177   $   598,571  $        --    $  907,447
 Expenses:
   Asset-based charges..............      169,876        188,115      5,045,146     2,648,938      698,996     1,137,933
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)........     (106,811)        27,060     (3,087,969)   (2,050,367)    (698,996)     (230,486)
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      774,366        485,458        551,658       376,894     (175,987)      219,225
   Net realized gain distribution
    from the Portfolios.............    1,036,584        226,019     25,351,436     7,530,356    5,332,189            --
                                       ----------     ----------    -----------   -----------  -----------    ----------
 Net realized gain (loss)...........    1,810,950        711,477     25,903,094     7,907,250    5,156,202       219,225
                                       ----------     ----------    -----------   -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (577,534)       893,769      8,686,996     9,389,435    6,864,408     7,164,057
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    1,233,416      1,605,246     34,590,090    17,296,685   12,020,610     7,383,282
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,126,605     $1,632,306    $31,502,121   $15,246,318  $11,321,614    $7,152,796
                                       ==========     ==========    ===========   ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                  AXA/MUTUAL    AXA/TEMPLETON    BLACKROCK        BLACKROCK
                                               LARGE CAP EQUITY GLOBAL EQUITY     GLOBAL            GLOBAL          BLACKROCK
                                  AXA/LOOMIS       MANAGED         MANAGED    ALLOCATION V.I. OPPORTUNITIES V.I. LARGE CAP FOCUS
                                SAYLES GROWTH*   VOLATILITY*     VOLATILITY*       FUND              FUND        GROWTH V.I. FUND
                                -------------- ---------------- ------------- --------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $   109,258       $ 43,289      $  247,025     $ 1,481,234        $ 30,475         $    1,869
 Expenses:
   Asset-based charges.........      759,792         63,494         263,502       1,539,164          32,229            545,959
                                 -----------       --------      ----------     -----------        --------         ----------

NET INVESTMENT INCOME (LOSS)...     (650,534)       (20,205)        (16,477)        (57,930)         (1,754)          (544,090)
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    1,174,084        240,395         717,905        (469,386)        299,016            527,158
   Net realized gain
    distribution from the
    Portfolios.................    1,719,419        243,273              --       1,390,201         308,297          7,019,947
                                 -----------       --------      ----------     -----------        --------         ----------
 Net realized gain (loss)......    2,893,503        483,668         717,905         920,815         607,313          7,547,105
                                 -----------       --------      ----------     -----------        --------         ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   12,984,958         39,208       2,478,391      11,995,405           7,748          2,272,152
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   15,878,461        522,876       3,196,296      12,916,220         615,061          9,819,257
                                 -----------       --------      ----------     -----------        --------         ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $15,227,927       $502,671      $3,179,819     $12,858,290        $613,307         $9,275,167
                                 ===========       ========      ==========     ===========        ========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                        CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                                        AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                         GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                                        ----------  ------------- ----------  ----------  ----------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $ 74,516    $  496,594   $  167,433  $  497,938  $  319,247    $ 29,080
 Expenses:
   Asset-based charges.................    69,303       350,001      149,853     343,566     278,468      26,359
                                         --------    ----------   ----------  ----------  ----------    --------

NET INVESTMENT INCOME (LOSS)...........     5,213       146,593       17,580     154,372      40,779       2,721
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    70,290        81,800       82,893     200,186     195,231     (18,996)
   Net realized gain distribution
    from the Portfolios................   100,277       151,832      245,254     230,778     237,987          --
                                         --------    ----------   ----------  ----------  ----------    --------
 Net realized gain (loss)..............   170,567       233,632      328,147     430,964     433,218     (18,996)
                                         --------    ----------   ----------  ----------  ----------    --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   655,527     1,531,144    1,225,506   2,007,827   2,020,670      32,198
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   826,094     1,764,776    1,553,653   2,438,791   2,453,888      13,202
                                         --------    ----------   ----------  ----------  ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $831,307    $1,911,369   $1,571,233  $2,593,163  $2,494,667    $ 15,923
                                         ========    ==========   ==========  ==========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      CLEARBRIDGE              CLEARBRIDGE
                                                                       VARIABLE   CLEARBRIDGE   VARIABLE
                                        CHARTER/SM/                   AGGRESSIVE    VARIABLE    DIVIDEND     CLEARBRIDGE
                                        SMALL CAP   CHARTER/SM/ SMALL   GROWTH    APPRECIATION  STRATEGY   VARIABLE MID CAP
                                         GROWTH*      CAP VALUE*       PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
                                        ----------  ---------------   ----------- ------------ ----------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....... $  240,690    $  193,574      $  137,215   $  119,012  $  379,074      $  8,570
 Expenses:
   Asset-based charges.................    129,061       224,658         671,794      140,068     341,714        57,425
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INVESTMENT INCOME (LOSS)...........    111,629       (31,084)       (534,579)     (21,056)     37,360       (48,855)
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    416,367     1,115,069        (816,983)      55,233     375,172         5,970
   Net realized gain distribution
    from the Portfolios................    213,249            --       3,406,146      405,043          --       254,253
                                        ----------    ----------      ----------   ----------  ----------      --------
 Net realized gain (loss)..............    629,616     1,115,069       2,589,163      460,276     375,172       260,223
                                        ----------    ----------      ----------   ----------  ----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................  1,098,937        51,939       4,584,164    1,267,049   3,793,999       227,108
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................  1,728,553     1,167,008       7,173,327    1,727,325   4,169,171       487,331
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............. $1,840,182    $1,135,924      $6,638,748   $1,706,269  $4,206,531      $438,476
                                        ==========    ==========      ==========   ==========  ==========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        DELAWARE VIP(R)
                                        DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                          DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                         INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                                        --------------- --------------- --------------- -------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $346,794        $  5,518        $179,315        $797,916     $1,999,395  $  147,815
 Expenses:
   Asset-based charges.................     180,984          23,403         119,495         305,460      1,956,286     284,292
                                           --------        --------        --------        --------     ----------  ----------

NET INVESTMENT INCOME (LOSS)...........     165,810         (17,885)         59,820         492,456         43,109    (136,477)
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................     (64,006)        185,433         (10,529)         12,387      4,529,470   1,445,983
   Net realized gain distribution
    from the Portfolios................          --              --              --              --             --   1,058,585
                                           --------        --------        --------        --------     ----------  ----------
 Net realized gain (loss)..............     (64,006)        185,433         (10,529)         12,387      4,529,470   2,504,568
                                           --------        --------        --------        --------     ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     420,363         382,295          16,048          (1,729)     4,628,496   1,620,192
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     356,357         567,728           5,519          10,658      9,157,966   4,124,760
                                           --------        --------        --------        --------     ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $522,167        $549,843        $ 65,339        $503,114     $9,201,075  $3,988,283
                                           ========        ========        ========        ========     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   EQ/EMERGING                                EQ/INTERMEDIATE
                                         EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL BOND   GOVERNMENT
                                        STOCK INDEX*    INDEX*        PLUS*         INDEX*         PLUS*           BOND*
                                        ------------ ------------ -------------- ------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $  621,916   $5,411,031    $   63,246    $ 4,135,452    $   4,186      $ 1,065,152
 Expenses:
   Asset-based charges.................     590,450    4,909,552        81,901      3,630,670      143,569        1,792,810
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INVESTMENT INCOME (LOSS)...........      31,466      501,479       (18,655)       504,782     (139,383)        (727,658)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................   1,310,284     (282,526)      303,574      7,106,693     (168,447)        (118,462)
   Net realized gain distribution
    from the Portfolios................          --           --       161,472      2,542,836           --           70,749
                                         ----------   ----------    ----------    -----------    ---------      -----------
 Net realized gain (loss)..............   1,310,284     (282,526)      465,046      9,649,529     (168,447)         (47,713)
                                         ----------   ----------    ----------    -----------    ---------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   6,122,654     (190,323)    1,099,471     36,363,982      624,838         (559,638)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   7,432,938     (472,849)    1,564,517     46,013,511      456,391         (607,351)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $7,464,404   $   28,630    $1,545,862    $46,518,293    $ 317,008      $(1,335,009)
                                         ==========   ==========    ==========    ===========    =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      EQ/JPMORGAN                                 EQ/MFS
                                        EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                         EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                        ---------------- ----------  -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $ 1,228,355    $  300,092    $  166,641    $   464,628   $  707,662   $   345,034
 Expenses:
   Asset-based charges.................       566,670       533,086       278,978        768,588      471,750       557,331
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)...........       661,685      (232,994)     (112,337)      (303,960)     235,912      (212,297)
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    (2,162,995)    1,473,168     1,698,560        795,811      604,952       720,810
   Net realized gain distribution
    from the Portfolios................            --            --     2,040,658      2,571,684    1,277,156     1,559,124
                                          -----------    ----------    ----------    -----------   ----------   -----------
 Net realized gain (loss)..............    (2,162,995)    1,473,168     3,739,218      3,367,495    1,882,108     2,279,934
                                          -----------    ----------    ----------    -----------   ----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     9,430,028     4,588,103      (704,445)    10,528,405    1,757,075     8,176,246
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     7,267,033     6,061,271     3,034,773     13,895,900    3,639,183    10,456,180
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $ 7,928,718    $5,828,277    $2,922,436    $13,591,940   $3,875,095   $10,243,883
                                          ===========    ==========    ==========    ===========   ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       EQ/MONEY   EQ/OPPENHEIMER EQ/PIMCO GLOBAL EQ/PIMCO ULTRA EQ/QUALITY BOND
                                   EQ/MID CAP INDEX*   MARKET*       GLOBAL*      REAL RETURN*    SHORT BOND*        PLUS*
                                   ----------------- -----------  -------------- --------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   754,103    $   519,248   $   426,610      $255,807        $419,641       $344,224
 Expenses:
   Asset-based charges............      1,112,640      1,847,156     1,021,030       239,581         455,424        407,464
                                      -----------    -----------   -----------      --------        --------       --------

NET INVESTMENT INCOME (LOSS)......       (358,537)    (1,327,908)     (594,420)       16,226         (35,783)       (63,240)
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      2,515,688          1,341     2,015,437        10,828          64,977        (12,050)
   Net realized gain
    distribution from the
    Portfolios....................      7,244,797          2,511            --            --              --             --
                                      -----------    -----------   -----------      --------        --------       --------
 Net realized gain (loss).........      9,760,485          3,852     2,015,437        10,828          64,977        (12,050)
                                      -----------    -----------   -----------      --------        --------       --------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................      1,058,032            113    18,620,816       268,371         135,731         48,331
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     10,818,517          3,965    20,636,253       279,199         200,708         36,281
                                      -----------    -----------   -----------      --------        --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $10,459,980    $(1,323,943)  $20,041,833      $295,425        $164,925       $(26,959)
                                      ===========    ===========   ===========      ========        ========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                FIDELITY(R) VIP
                                                                                FEDERATED HIGH                  ASSET MANAGER:
                                   EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH &  INCOME BOND      FEDERATED         GROWTH
                                COMPANY INDEX*  GROWTH STOCK*       INCOME*        FUND II     KAUFMANN FUND II    PORTFOLIO
                                -------------- ---------------- --------------- -------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $  600,786     $        --      $   21,031      $1,088,077      $       --       $  9,062
 Expenses:
   Asset-based charges.........      781,278       2,550,810         115,965         215,225          63,614         11,521
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INVESTMENT INCOME (LOSS)...     (180,492)     (2,550,810)        (94,934)        872,852         (63,614)        (2,459)
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      551,667       7,628,381         215,258         110,814         (33,112)        19,363
   Net realized gain
    distribution from the
    Portfolios.................    4,375,808      16,984,569         477,805              --         524,262        105,923
                                  ----------     -----------      ----------      ----------      ----------       --------
 Net realized gain (loss)......    4,927,475      24,612,950         693,063         110,814         491,150        125,286
                                  ----------     -----------      ----------      ----------      ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    1,725,218      25,363,148         758,654        (102,851)        810,463          2,543
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    6,652,693      49,976,098       1,451,717           7,963       1,301,613        127,829
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $6,472,201     $47,425,288      $1,356,783      $  880,815      $1,237,999       $125,370
                                  ==========     ===========      ==========      ==========      ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                              CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030   FIDELITY(R) VIP MID
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO
                             --------------- --------------- --------------- --------------- --------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $ 1,296,445      $ 12,028        $ 15,215        $ 16,324        $ 10,906         $   387,930
 Expenses:
   Asset-based charges......     2,291,600        12,502          15,614          18,333          14,070           1,055,549
                               -----------      --------        --------        --------        --------         -----------

NET INVESTMENT INCOME
 (LOSS).....................      (995,155)         (474)           (399)         (2,009)         (3,164)           (667,619)
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...     3,385,883         6,950          17,320          27,095          27,282             358,839
   Net realized gain
    distribution from the
    Portfolios..............     8,611,830        24,096          30,986          35,328          34,252           3,443,044
                               -----------      --------        --------        --------        --------         -----------
 Net realized gain (loss)...    11,997,713        31,046          48,306          62,423          61,534           3,801,883
                               -----------      --------        --------        --------        --------         -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    18,329,854        76,928         104,291         129,799         108,581          10,342,735
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    30,327,567       107,974         152,597         192,222         170,115          14,144,618
                               -----------      --------        --------        --------        --------         -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $29,332,412      $107,500        $152,198        $190,213        $166,951         $13,476,999
                               ===========      ========        ========        ========        ========         ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                FIRST TRUST/DOW
                                              FIRST TRUST MULTI JONES DIVIDEND &    FRANKLIN
                             FIDELITY(R) VIP       INCOME            INCOME      FOUNDING FUNDS
                             STRATEGIC INCOME    ALLOCATION        ALLOCATION    ALLOCATION VIP FRANKLIN INCOME FRANKLIN MUTUAL
                                PORTFOLIO         PORTFOLIO        PORTFOLIO          FUND         VIP FUND     SHARES VIP FUND
                             ---------------- ----------------- ---------------- -------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............    $3,393,072        $ 96,601         $  603,239      $  543,149     $3,645,395       $324,452
 Expenses:
   Asset-based charges......     1,406,763          45,221            605,163         276,944      1,200,474        197,186
                                ----------        --------         ----------      ----------     ----------       --------

NET INVESTMENT INCOME
 (LOSS).....................     1,986,309          51,380             (1,924)        266,205      2,444,921        127,266
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...       (27,939)         58,683            696,284        (143,603)      (284,115)       235,653
   Net realized gain
    distribution from the
    Portfolios..............       586,698              --          2,298,486         837,275             --        588,387
                                ----------        --------         ----------      ----------     ----------       --------
 Net realized gain (loss)...       558,759          58,683          2,994,770         693,672       (284,115)       824,040
                                ----------        --------         ----------      ----------     ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............     3,389,733          42,738          2,128,608       1,024,020      4,790,735         (8,419)
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................     3,948,492         101,421          5,123,378       1,717,692      4,506,620        815,621
                                ----------        --------         ----------      ----------     ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................    $5,934,801        $152,801         $5,121,454      $1,983,897     $6,951,541       $942,887
                                ==========        ========         ==========      ==========     ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                  GUGGENHEIM VIF                     HARTFORD
                                FRANKLIN RISING    FRANKLIN       GOLDMAN SACHS   GLOBAL MANAGED GUGGENHEIM VIF      CAPITAL
                                 DIVIDENDS VIP     STRATEGIC    VIT MID CAP VALUE    FUTURES       MULTI-HEDGE   APPRECIATION HLS
                                     FUND       INCOME VIP FUND       FUND        STRATEGY FUND  STRATEGIES FUND       FUND
                                --------------- --------------- ----------------- -------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 1,115,293     $ 1,763,408      $  146,039        $ 38,154       $     --        $  109,901
 Expenses:
   Asset-based charges.........       993,171         854,289         436,639          32,434         11,055           198,112
                                  -----------     -----------      ----------        --------       --------        ----------

NET INVESTMENT INCOME (LOSS)...       122,122         909,119        (290,600)          5,720        (11,055)          (88,211)
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (298,108)     (1,099,223)       (377,314)        (95,236)        16,111          (318,808)
   Net realized gain
    distribution from the
    Portfolios.................     2,656,514              --       1,654,033              --             --           895,084
                                  -----------     -----------      ----------        --------       --------        ----------
 Net realized gain (loss)......     2,358,406      (1,099,223)      1,276,719         (95,236)        16,111           576,276
                                  -----------     -----------      ----------        --------       --------        ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    10,236,108       2,000,904       1,729,160         281,743          9,626         2,192,123
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    12,594,514         901,681       3,005,879         186,507         25,737         2,768,399
                                  -----------     -----------      ----------        --------       --------        ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $12,716,636     $ 1,810,800      $2,715,279        $192,227       $ 14,682        $2,680,188
                                  ===========     ===========      ==========        ========       ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                       HARTFORD
                                        GROWTH      INVESCO V.I.   INVESCO V.I.   INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                     OPPORTUNITIES    AMERICAN     BALANCED-RISK   DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                       HLS FUND    FRANCHISE FUND ALLOCATION FUND DIVIDEND FUND INCOME FUND    CARE FUND
                                     ------------- -------------- --------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $       --      $     --       $368,280      $1,140,186    $  196,737    $   3,598
 Expenses:
   Asset-based charges..............     403,001         8,273        115,072       1,056,170       162,177       47,280
                                      ----------      --------       --------      ----------    ----------    ---------

NET INVESTMENT INCOME (LOSS)........    (403,001)       (8,273)       253,208          84,016        34,560      (43,682)
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    (696,385)       11,232         (3,675)      1,514,564       (37,215)    (225,898)
   Net realized gain distribution
    from the Portfolios.............     403,511        46,913        528,281       2,623,619       245,722      223,222
                                      ----------      --------       --------      ----------    ----------    ---------
 Net realized gain (loss)...........    (292,874)       58,145        524,606       4,138,183       208,507       (2,676)
                                      ----------      --------       --------      ----------    ----------    ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   8,050,839        77,110         16,931         704,429       877,647      542,664
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   7,757,965       135,255        541,537       4,842,612     1,086,154      539,988
                                      ----------      --------       --------      ----------    ----------    ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $7,354,964      $126,982       $794,745      $4,926,628    $1,120,714    $ 496,306
                                      ==========      ========       ========      ==========    ==========    =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     INVESCO V.I.                   INVESCO V.I.  INVESCO V.I. MID   INVESCO V.I.
                                     GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL CAP CORE EQUITY  SMALL CAP EQUITY IVY VIP ASSET
                                     ESTATE FUND     YIELD FUND      GROWTH FUND        FUND             FUND         STRATEGY
                                     ------------ ----------------- ------------- ---------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $2,363,851     $1,633,788      $  626,155      $   39,393       $       --     $   551,703
 Expenses:
   Asset-based charges..............   1,082,210        560,124         669,957         168,097          226,838         501,198
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INVESTMENT INCOME (LOSS)........   1,281,641      1,073,664         (43,802)       (128,704)        (226,838)         50,505
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,558,652       (122,555)        910,777         (97,293)        (421,507)     (2,120,025)
   Net realized gain distribution
    from the Portfolios.............   1,287,970             --              --         259,344          824,304              --
                                      ----------     ----------      ----------      ----------       ----------     -----------
 Net realized gain (loss)...........   2,846,622       (122,555)        910,777         162,051          402,797      (2,120,025)
                                      ----------     ----------      ----------      ----------       ----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   4,004,246        893,231       8,335,868       1,473,795        1,815,690       7,545,793
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   6,850,868        770,676       9,246,645       1,635,846        2,218,487       5,425,768
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $8,132,509     $1,844,340      $9,202,843      $1,507,142       $1,991,649     $ 5,476,273
                                      ==========     ==========      ==========      ==========       ==========     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO CAP IVY VIP MID CAP IVY VIP NATURAL
                                 OPPORTUNITIES   IVY VIP ENERGY    INCOME         GROWTH           GROWTH         RESOURCES
                                ---------------- -------------- ------------ ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $  197,716     $   268,723    $7,094,060      $     --        $        --      $  14,028
 Expenses:
   Asset-based charges.........       223,942         483,664     1,864,351        36,206            695,124        144,360
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INVESTMENT INCOME (LOSS)...       (26,226)       (214,941)    5,229,709       (36,206)          (695,124)      (130,332)
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............       211,957      (1,459,183)     (851,134)      (86,094)           501,102       (493,531)
   Net realized gain
    distribution from the
    Portfolios.................       510,560              --            --        10,299          1,450,029             --
                                   ----------     -----------    ----------      --------        -----------      ---------
 Net realized gain (loss)......       722,517      (1,459,183)     (851,134)      (75,795)         1,951,131       (493,531)
                                   ----------     -----------    ----------      --------        -----------      ---------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     1,329,854      (4,321,436)    2,038,626       344,094          9,796,006        738,505
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     2,052,371      (5,780,619)    1,187,492       268,299         11,747,137        244,974
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $2,026,145     $(5,995,560)   $6,417,201      $232,093        $11,052,013      $ 114,642
                                   ==========     ===========    ==========      ========        ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                       JANUS        JPMORGAN
                                                                           JANUS         JANUS     HENDERSON VIT INSURANCE TRUST
                                                                       HENDERSON VIT HENDERSON VIT   U.S. LOW        GLOBAL
                                     IVY VIP SCIENCE IVY VIP SMALL CAP   BALANCED    FLEXIBLE BOND  VOLATILITY     ALLOCATION
                                     AND TECHNOLOGY       GROWTH         PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                     --------------- ----------------- ------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $        --      $       --      $  653,406     $671,042     $  135,075     $  211,807
 Expenses:
   Asset-based charges..............     1,003,677         363,467         532,242      302,037        111,552        189,169
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)........    (1,003,677)       (363,467)        121,164      369,005         23,523         22,638
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     1,385,273        (488,932)        221,884      (32,562)       136,787        122,938
   Net realized gain distribution
    from the Portfolios.............     6,330,651         616,111          86,018           --             --        690,758
                                       -----------      ----------      ----------     --------     ----------     ----------
 Net realized gain (loss)...........     7,715,924         127,179         307,902      (32,562)       136,787        813,696
                                       -----------      ----------      ----------     --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    11,989,180       5,187,888       6,419,309      178,798      1,111,077      1,391,163
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    19,705,104       5,315,067       6,727,211      146,236      1,247,864      2,204,859
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $18,701,427      $4,951,600      $6,848,375     $515,241     $1,271,387     $2,227,497
                                       ===========      ==========      ==========     ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         LAZARD                                   LORD ABBETT
                                        JPMORGAN       RETIREMENT    LORD ABBETT    LORD ABBETT  SERIES FUND -
                                     INSURANCE TRUST    EMERGING    SERIES FUND -  SERIES FUND -    GROWTH         MFS(R)
                                     INCOME BUILDER  MARKETS EQUITY BOND DEBENTURE CLASSIC STOCK OPPORTUNITIES  INTERNATIONAL
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
                                     --------------- -------------- -------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  519,695     $ 1,661,039     $4,879,418     $ 36,733      $     --      $ 2,767,480
 Expenses:
   Asset-based charges..............      158,563       1,276,809      1,451,850       61,998        67,875        2,838,185
                                       ----------     -----------     ----------     --------      --------      -----------

NET INVESTMENT INCOME (LOSS)........      361,132         384,230      3,427,568      (25,265)      (67,875)         (70,705)
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      104,642         481,509         22,900      (29,127)      (46,941)       4,465,168
   Net realized gain distribution
    from the Portfolios.............      127,932              --      1,149,500      374,559       167,589          201,774
                                       ----------     -----------     ----------     --------      --------      -----------
 Net realized gain (loss)...........      232,574         481,509      1,172,400      345,432       120,648        4,666,942
                                       ----------     -----------     ----------     --------      --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      653,479      19,842,318      3,201,159      311,206       842,896       40,654,272
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      886,053      20,323,827      4,373,559      656,638       963,544       45,321,214
                                       ----------     -----------     ----------     --------      --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,247,185     $20,708,057     $7,801,127     $631,373      $895,669      $45,250,509
                                       ==========     ===========     ==========     ========      ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       MFS(R)
                                                    MASSACHUSETTS
                                                      INVESTORS
                                   MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) TECHNOLOGY MFS(R) UTILITIES MFS(R) VALUE
                                     TRUST SERIES     PORTFOLIO       SERIES          PORTFOLIO          SERIES         SERIES
                                   ---------------- ------------- --------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   68,031     $   53,123      $ 23,640        $       --        $2,145,817     $  331,418
 Expenses:
   Asset-based charges............       164,668        178,005        24,844           413,929           704,947        212,758
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INVESTMENT INCOME (LOSS)......       (96,637)      (124,882)       (1,204)         (413,929)        1,440,870        118,660
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       249,617       (106,611)        5,058         1,857,097          (698,550)        38,637
   Net realized gain
    distribution from the
    Portfolios....................       487,505        663,770       141,786           654,039                --        767,660
                                      ----------     ----------      --------        ----------        ----------     ----------
 Net realized gain (loss).........       737,122        557,159       146,844         2,511,136          (698,550)       806,297
                                      ----------     ----------      --------        ----------        ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     1,650,765      2,473,295       257,702         6,433,669         5,295,473      1,820,644
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     2,387,887      3,030,454       404,546         8,944,805         4,596,923      2,626,941
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $2,291,250     $2,905,572      $403,342        $8,530,876        $6,037,793     $2,745,601
                                      ==========     ==========      ========        ==========        ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                              NEUBERGER
                                     MULTIMANAGER                                                               BERMAN
                                      AGGRESSIVE  MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER  INTERNATIONAL
                                       EQUITY*     CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*  EQUITY PORTFOLIO
                                     ------------ ------------ --------------- -------------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   23,790   $2,275,205    $       --      $   88,187   $     1,420      $ 25,408
 Expenses:
   Asset-based charges..............     216,521    1,609,496       264,597         198,421       449,228        49,067
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INVESTMENT INCOME (LOSS)........    (192,731)     665,709      (264,597)       (110,234)     (447,808)      (23,659)
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     932,419     (274,502)      (31,418)      1,069,325     1,409,940        66,139
   Net realized gain distribution
    from the Portfolios.............          --           --     1,550,647              --     3,119,200            --
                                      ----------   ----------    ----------      ----------   -----------      --------
 Net realized gain (loss)...........     932,419     (274,502)    1,519,229       1,069,325     4,529,140        66,139
                                      ----------   ----------    ----------      ----------   -----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   2,975,088    1,192,066     2,803,490        (114,374)    5,867,855       738,642
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   3,907,507      917,564     4,322,719         954,951    10,396,995       804,781
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $3,714,776   $1,583,273    $4,058,122      $  844,717   $ 9,949,187      $781,122
                                      ==========   ==========    ==========      ==========   ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                        PIMCO GLOBAL
                                     NEUBERGER BERMAN        PIMCO                                      MULTI-ASSET
                                     U.S. EQUITY INDEX   COMMODITYREAL    PIMCO EMERGING  PIMCO GLOBAL    MANAGED     PIMCO REAL
                                     PUTWRITE STRATEGY RETURN(R) STRATEGY  MARKETS BOND  BOND PORTFOLIO  ALLOCATION     RETURN
                                         PORTFOLIO         PORTFOLIO        PORTFOLIO      (UNHEDGED)    PORTFOLIO    PORTFOLIO
                                     ----------------- ------------------ -------------- -------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....     $     --         $ 1,825,737       $1,000,516      $ 52,247      $ 30,114   $ 1,308,929
 Expenses:
   Asset-based charges..............       26,901             235,014          281,426        27,000        16,573       825,185
                                         --------         -----------       ----------      --------      --------   -----------

NET INVESTMENT INCOME (LOSS)........      (26,901)          1,590,723          719,090        25,247        13,541       483,744
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------
 Net realized gain (loss)...........      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      148,583           1,125,122        1,163,037       116,260       120,803     1,886,490
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      133,666          (1,523,194)         855,079       118,159       147,185       703,682
                                         --------         -----------       ----------      --------      --------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...     $106,765         $    67,529       $1,574,169      $143,406      $160,726   $ 1,187,426
                                         ========         ===========       ==========      ========      ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                            PUTNAM VT
                                     PIMCO TOTAL                                  PUTNAM VT     PUTNAM VT  GLOBAL ASSET
                                       RETURN                     PROFUND VP   ABSOLUTE RETURN DIVERSIFIED  ALLOCATION
                                      PORTFOLIO  PROFUND VP BEAR BIOTECHNOLOGY    500 FUND     INCOME FUND     FUND
                                     ----------- --------------- ------------- --------------- ----------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $3,080,232     $     --      $       --      $     --      $478,672     $ 37,809
 Expenses:
   Asset-based charges..............  2,227,674        2,343         671,805        27,530       115,481       34,171
                                     ----------     --------      ----------      --------      --------     --------

NET INVESTMENT INCOME (LOSS)........    852,558       (2,343)       (671,805)      (27,530)      363,191        3,638
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   (679,474)     (18,998)        656,094        (6,017)      (55,858)       2,993
   Net realized gain distribution
    from the Portfolios.............         --           --              --            --            --       89,704
                                     ----------     --------      ----------      --------      --------     --------
 Net realized gain (loss)...........   (679,474)     (18,998)        656,094        (6,017)      (55,858)      92,697
                                     ----------     --------      ----------      --------      --------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  5,045,169      (16,008)      8,726,890       163,436       190,681      316,193
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  4,365,695      (35,006)      9,382,984       157,419       134,823      408,890
                                     ----------     --------      ----------      --------      --------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $5,218,253     $(37,349)     $8,711,179      $129,889      $498,014     $412,528
                                     ==========     ========      ==========      ========      ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                   QS LEGG MASON                   SEI VP
                                                   DYNAMIC MULTI-    SEI VP     CONSERVATIVE  SEI VP MARKET  SEI VP MARKET
                                       PUTNAM VT    STRATEGY VIT    BALANCED      STRATEGY   GROWTH STRATEGY PLUS STRATEGY
                                     RESEARCH FUND   PORTFOLIO    STRATEGY FUND     FUND          FUND           FUND
                                     ------------- -------------- ------------- ------------ --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $ 1,763       $ 45,682      $128,722      $195,429      $105,465       $ 26,975
 Expenses:
   Asset-based charges..............      3,610         44,691        94,071       148,347        87,554         22,059
                                        -------       --------      --------      --------      --------       --------

NET INVESTMENT INCOME (LOSS)........     (1,847)           991        34,651        47,082        17,911          4,916
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     12,431        (24,828)       26,135        54,566       (10,543)        (2,128)
   Net realized gain distribution
    from the Portfolios.............         --             --            --        57,365            --             --
                                        -------       --------      --------      --------      --------       --------
 Net realized gain (loss)...........     12,431        (24,828)       26,135       111,931       (10,543)        (2,128)
                                        -------       --------      --------      --------      --------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     51,533        419,774       679,124       261,731       855,140        285,906
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     63,964        394,946       705,259       373,662       844,597        283,778
                                        -------       --------      --------      --------      --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $62,117       $395,937      $739,910      $420,744      $862,508       $288,694
                                        =======       ========      ========      ========      ========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                SEI VP     T. ROWE PRICE    HEALTH        TEMPLETON                         TEMPLETON
                               MODERATE    EQUITY INCOME   SCIENCES       DEVELOPING       TEMPLETON     GLOBAL BOND VIP
                             STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II  MARKETS VIP FUND FOREIGN VIP FUND      FUND
                             ------------- ------------- ------------- ---------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $154,389      $100,293     $        --     $  120,018       $  220,746      $        --
 Expenses:
   Asset-based charges......    125,172        72,075       1,820,987        210,369          121,365        1,886,206
                               --------      --------     -----------     ----------       ----------      -----------

NET INVESTMENT INCOME
 (LOSS).....................     29,217        28,218      (1,820,987)       (90,351)          99,381       (1,886,206)
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...    252,084        46,177       3,754,435        960,540         (191,307)      (1,883,422)
   Net realized gain
    distribution from the
    Portfolios..............     31,632       726,618       6,072,274             --               --          432,393
                               --------      --------     -----------     ----------       ----------      -----------
 Net realized gain (loss)...    283,716       772,795       9,826,709        960,540         (191,307)      (1,451,029)
                               --------      --------     -----------     ----------       ----------      -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    405,366        52,332      21,135,332      3,852,321        1,278,776        4,063,117
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    689,082       825,127      30,962,041      4,812,861        1,087,469        2,612,088
                               --------      --------     -----------     ----------       ----------      -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $718,299      $853,345     $29,141,054     $4,722,510       $1,186,850      $   725,882
                               ========      ========     ===========     ==========       ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        VANECK VIP
                                                                       UNCONSTRAINED
                                                          VANECK VIP     EMERGING
                                             TEMPLETON    GLOBAL HARD  MARKETS BOND
                                          GROWTH VIP FUND ASSETS FUND      FUND
                                          --------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 31,169     $        --     $17,114
 Expenses:
   Asset-based charges...................      26,283         362,667       9,433
                                             --------     -----------     -------

NET INVESTMENT INCOME (LOSS).............       4,886        (362,667)      7,681
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      63,258      (2,028,807)     (6,140)
   Net realized gain (loss)..............      63,258      (2,028,807)     (6,140)
                                             --------     -----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments.........     229,919       1,188,712      77,633
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     293,177        (840,095)     71,493
                                             --------     -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $298,063     $(1,202,762)    $79,174
                                             ========     ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT CONVERTIBLE    1290 VT DOUBLELINE DYNAMIC    1290 VT DOUBLELINE
                                                          SECURITIES*               ALLOCATION*         OPPORTUNISTIC BOND* (A)(B)
                                                   ------------------------  ------------------------   --------------------------
                                                       2017         2016         2017          2016         2017         2016
                                                   -----------  -----------  -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   330,483  $   348,270  $  (130,064)  $    29,136  $   133,003   $  122,565
 Net realized gain (loss).........................     287,307     (253,167)     854,099        63,709       63,033        3,586
 Net change in unrealized appreciation
   (depreciation) of investments..................     765,968      547,998      527,868       864,441      115,242      (69,373)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,383,758      643,101    1,251,903       957,286      311,278       56,778
                                                   -----------  -----------  -----------   -----------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     512,781      148,967    1,522,285     2,751,103    4,928,131    3,908,671
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       1,494   (1,786,909)    (329,695)      162,710    9,441,062    1,766,441
 Redemptions for contract benefits and
   terminations...................................     (49,958)     (61,826)    (598,225)     (908,806)    (921,474)    (154,255)
 Contract maintenance charges.....................         (18)          --       (3,888)       (3,732)        (662)        (177)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     464,299   (1,699,768)     590,477     2,001,275   13,447,057    5,520,680
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --   (1,000,000)          35            70       (3,270)         197
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,848,057   (2,056,667)   1,842,415     2,958,631   13,755,065    5,577,655
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,678,718   11,735,385   15,064,682    12,106,051    7,165,790    1,588,135
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $11,526,775  $ 9,678,718  $16,907,097   $15,064,682  $20,920,855   $7,165,790
                                                   ===========  ===========  ===========   ===========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
(b)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       1290 VT GAMCO MERGERS &
                                                       1290 VT ENERGY*       1290 VT EQUITY INCOME*         ACQUISITIONS*
                                                   -----------------------  ------------------------  ------------------------
                                                      2017         2016         2017         2016         2017         2016
                                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   69,461  $    40,756  $    93,957  $   174,540  $  (207,757) $  (216,566)
 Net realized gain (loss).........................    (34,148)    (681,029)   1,920,112    2,482,856      988,279      784,490
 Net change in unrealized appreciation
   (depreciation) of investments..................   (131,367)   1,476,051    2,228,366      388,294       26,994      380,421
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (96,054)     835,778    4,242,435    3,045,690      807,516      948,345
                                                   ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    413,341      667,778    1,559,514    1,631,410    1,732,835    1,592,194
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    265,784      753,932     (396,273)    (677,843)     122,734       82,713
 Redemptions for contract benefits and
   terminations...................................   (199,888)     (95,742)  (1,873,935)  (1,677,336)  (1,080,775)    (747,721)
 Contract maintenance charges.....................        (77)         (25)    (153,921)    (151,716)      (1,590)      (1,741)
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    479,160    1,325,943     (864,615)    (875,485)     773,204      925,445
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --   (1,249,999)          --           --           --           --
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    383,106      911,722    3,377,820    2,170,205    1,580,720    1,873,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,394,033    3,482,311   30,758,330   28,588,125   16,560,236   14,686,446
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,777,139  $ 4,394,033  $34,136,150  $30,758,330  $18,140,956  $16,560,236
                                                   ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             1290 VT GAMCO SMALL                                1290 VT LOW VOLATILITY
                                               COMPANY VALUE*        1290 VT HIGH YIELD BOND*       GLOBAL EQUITY*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (2,009,648) $ (1,801,432) $   463,743  $   417,227  $    39,788  $    70,002
 Net realized gain (loss)...............   25,746,940    10,415,341      (27,035)    (133,952)     371,671      184,153
 Net change in unrealized appreciation
   (depreciation) of investments........   13,423,318    33,842,000      149,416      612,556      231,993       80,528
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   37,160,610    42,455,909      586,124      895,831      643,452      334,683
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,876,839    22,840,066    2,175,121    1,532,102      413,931      353,330
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,216,987     2,198,701      707,162    1,390,604      134,810      252,706
 Redemptions for contract benefits and
   terminations.........................  (15,802,160)  (10,030,270)    (918,217)    (586,350)    (131,766)     (85,290)
 Contract maintenance charges...........      (35,217)      (32,721)      (1,286)      (1,227)         (12)          --
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,256,449    14,975,776    1,962,780    2,335,129      416,963      520,746
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          261           557          171           49   (2,241,107)  (1,200,000)
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   50,417,320    57,432,242    2,549,075    3,231,009   (1,180,692)    (344,571)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  246,501,269   189,069,027   11,034,451    7,803,442    3,701,278    4,045,849
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $296,918,589  $246,501,269  $13,583,526  $11,034,451  $ 2,520,586  $ 3,701,278
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   1290 VT NATURAL RESOURCES*   1290 VT REAL ESTATE*    1290 VT SMARTBETA EQUITY*
                                                   -------------------------  ------------------------  -------------------------
                                                       2017         2016          2017         2016         2017         2016
                                                   -----------   ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    74,273   $   60,815   $   286,893  $   (73,466) $   190,404  $   167,135
 Net realized gain (loss).........................      87,149     (369,890)      126,322      167,891      443,795        3,850
 Net change in unrealized appreciation
   (depreciation) of investments..................     420,713    1,183,238       669,775       79,261    2,163,222      537,832
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     582,135      874,163     1,082,990      173,686    2,797,421      708,817
                                                   -----------   ----------   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,464,469    1,306,408     1,741,921    1,950,985      158,304      157,151
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,166,190)   1,589,318      (622,845)   1,467,978      132,975      114,404
 Redemptions for contract benefits and
   terminations...................................    (275,504)    (186,981)   (1,078,072)    (451,612)     (57,462)     (49,579)
 Contract maintenance charges.....................        (602)        (432)       (1,382)      (1,336)          (8)          --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      22,173    2,708,313        39,622    2,966,015      233,809      221,976
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --          128            --           93           --           --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............     604,308    3,582,604     1,122,612    3,139,794    3,031,230      930,793
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,680,108    2,097,504    12,294,571    9,154,777   12,809,499   11,878,706
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 6,284,416   $5,680,108   $13,417,183  $12,294,571  $15,840,729  $12,809,499
                                                   ===========   ==========   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT SOCIALLY       7TWELVE/TM/ BALANCED    AB VPS BALANCED WEALTH
                                                        RESPONSIBLE*               PORTFOLIO          STRATEGY PORTFOLIO**
                                                   ----------------------  ------------------------  ----------------------
                                                      2017        2016         2017         2016        2017        2016
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (7,930) $     (440) $  (739,372) $  (911,058) $   19,837  $   21,737
 Net realized gain (loss).........................    608,603      42,929      787,539     (194,975)     10,464     287,581
 Net change in unrealized appreciation
   (depreciation) of investments..................     88,384     207,517    6,129,095    6,698,783     659,682    (148,917)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    689,057     250,006    6,177,262    5,592,750     689,983     160,401
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    468,270     638,837    2,805,957    3,843,320      60,531     219,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (175,202)    181,035   (5,765,916)  (7,220,901)   (167,751)    (58,662)
 Redemptions for contract benefits and
   terminations...................................   (123,594)   (169,745)  (6,036,067)  (5,035,039)   (410,120)   (359,733)
 Contract maintenance charges.....................    (29,120)    (27,633)     (14,677)     (16,728)       (658)       (673)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    140,354     622,494   (9,010,703)  (8,429,348)   (517,998)   (199,318)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    829,411     872,500   (2,833,441)  (2,836,598)    171,985     (38,917)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,503,125   2,630,625   74,489,344   77,325,942   5,298,892   5,337,809
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,332,536  $3,503,125  $71,655,903  $74,489,344  $5,470,877  $5,298,892
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AB VPS GLOBAL THEMATIC AB VPS GROWTH AND INCOME   AB VPS INTERNATIONAL
                                                    GROWTH PORTFOLIO**          PORTFOLIO**           GROWTH PORTFOLIO**
                                                   --------------------   ----------------------   -----------------------
                                                      2017        2016       2017         2016        2017         2016
                                                   ----------   --------  ----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (6,185)  $ (3,770) $    3,361   $   (4,661) $  (40,963) $  (114,684)
 Net realized gain (loss).........................     51,867      3,765     328,257      146,838     326,750       (9,211)
 Net change in unrealized appreciation
   (depreciation) of investments..................    152,181      2,047     224,029      108,848   2,123,542     (578,781)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    197,863      2,042     555,647      251,025   2,409,329     (702,676)
                                                   ----------   --------  ----------   ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    475,866    199,885     811,750    1,056,782     329,981      308,427
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     82,679    152,673     (49,267)     585,143     345,562     (658,848)
 Redemptions for contract benefits and
   terminations...................................    (90,190)   (12,956)    (69,189)     (46,936)   (792,839)    (473,901)
 Contract maintenance charges.....................         (9)        --         (52)          --      (1,493)      (1,579)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    468,346    339,602     693,242    1,594,989    (118,789)    (825,901)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         20          9          --           --          --           --
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    666,229    341,653   1,248,889    1,846,014   2,290,540   (1,528,577)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    488,713    147,060   2,944,986    1,098,972   7,354,230    8,882,807
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,154,942   $488,713  $4,193,875   $2,944,986  $9,644,770  $ 7,354,230
                                                   ==========   ========  ==========   ==========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements. **Denotes Variable Investment Options that invest in shares of a Portfolio of
  AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AB VPS REAL ESTATE    AB VPS SMALL/MID CAP VALUE         ALL ASSET
                                                   INVESTMENT PORTFOLIO**        PORTFOLIO**          GROWTH-ALT 20* (C)(D)(E)(F)
                                                   ----------------------  -------------------------  --------------------------
                                                      2017        2016        2017          2016          2017          2016
                                                   ----------  ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   21,768  $    9,714  $  (30,760)   $  (15,990)  $   164,842   $     9,961
 Net realized gain (loss).........................    281,435      96,096     205,641        97,171     1,068,096       284,966
 Net change in unrealized appreciation
   (depreciation) of investments..................    (48,288)    (35,762)    230,333       427,046     3,285,278       975,190
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from operations................................    254,915      70,048     405,214       508,227     4,518,216     1,270,117
                                                   ----------  ----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,019,264   1,664,526     854,029       808,042     1,606,421     2,746,769
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    169,249   1,090,037      62,711       462,240    22,623,943       218,620
 Redemptions for contract benefits and
   terminations...................................   (201,911)   (148,709)   (146,846)      (66,580)   (3,007,504)     (593,385)
 Contract maintenance charges.....................        (35)         --         (86)           (3)       (7,665)       (5,376)
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    986,567   2,605,854     769,808     1,203,699    21,215,195     2,366,628
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         31          72          28            41       (43,089)           --
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,241,513   2,675,974   1,175,050     1,711,967    25,690,322     3,636,745
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,321,626   1,645,652   2,851,726     1,139,759    18,358,701    14,721,956
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,563,139  $4,321,626  $4,026,776    $2,851,726   $44,049,023   $18,358,701
                                                   ==========  ==========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
(d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
(e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 due to a fund merger on May 19, 2017.
(f)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   ALPS | RED ROCKS LISTED    AMERICAN CENTURY VP     AMERICAN CENTURY VP LARGE
                                                   PRIVATE EQUITY PORTFOLIO INFLATION PROTECTION FUND         COMPANY VALUE
                                                   ----------------------   ------------------------  ------------------------
                                                      2017         2016        2017         2016         2017         2016
                                                   ----------   ----------  ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   47,598   $     (417) $   89,970   $   23,360   $    2,672   $   12,106
 Net realized gain (loss).........................     56,701        1,489      (9,748)     (14,706)     204,835      230,465
 Net change in unrealized appreciation
   (depreciation) of investments..................    337,207       91,417      59,496       81,180        5,843       38,276
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................    441,506       92,489     139,718       89,834      213,350      280,847
                                                   ----------   ----------  ----------   ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    932,632      717,464   1,982,297    1,086,326       48,540        7,001
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    448,915      357,413     302,116      362,349      (70,053)    (345,699)
 Redemptions for contract benefits and
   terminations...................................   (105,514)     (40,095)   (413,139)    (429,080)    (180,305)     (99,149)
 Contract maintenance charges.....................        (54)        (103)        (83)          (1)        (337)        (356)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  1,275,979    1,034,679   1,871,191    1,019,594     (202,155)    (438,203)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --          (16)         47           --           --           --
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,717,485    1,127,152   2,010,956    1,109,428       11,195     (157,356)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,583,670      456,518   4,317,396    3,207,968    2,365,960    2,523,316
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,301,155   $1,583,670  $6,328,352   $4,317,396   $2,377,155   $2,365,960
                                                   ==========   ==========  ==========   ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     AMERICAN FUNDS INSURANCE
                                           AMERICAN CENTURY VP MID   SERIES(R) ASSET ALLOCATION AMERICAN FUNDS INSURANCE
                                               CAP VALUE FUND                FUND/SM/            SERIES(R) BOND FUND/SM/
                                         --------------------------  ------------------------   ------------------------
                                             2017          2016          2017          2016         2017         2016
                                         ------------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     77,129  $    175,764  $   182,632   $   101,367  $   204,495  $    82,740
 Net realized gain (loss)...............    5,376,063     5,054,902    1,705,278       267,228      387,140       21,681
 Net change in unrealized appreciation
   (depreciation) of investments........    6,848,848    11,850,293    2,881,854     1,370,183      120,400       (9,004)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,302,040    17,080,959    4,769,764     1,738,778      712,035       95,417
                                         ------------  ------------  -----------   -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   19,912,436    17,610,344   16,893,357     8,958,186    4,060,075    5,988,690
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    5,015,385    12,776,811    3,886,519     3,627,872   (1,470,490)   9,182,934
 Redemptions for contract benefits and
   terminations.........................   (7,384,317)   (4,007,553)  (1,620,274)   (2,270,785)  (2,352,385)  (1,469,368)
 Contract maintenance charges...........      (12,551)      (10,001)        (384)          (16)      (4,237)      (3,651)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   17,530,953    26,369,601   19,159,218    10,315,257      232,963   13,698,605
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       16,943         4,190          602           319           --          531
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   29,849,936    43,454,750   23,929,584    12,054,354      944,998   13,794,553
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  112,908,204    69,453,454   27,035,047    14,980,693   39,988,038   26,193,485
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $142,758,140  $112,908,204  $50,964,631   $27,035,047  $40,933,036  $39,988,038
                                         ============  ============  ===========   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AMERICAN FUNDS INSURANCE AMERICAN FUNDS INSURANCE  AMERICAN FUNDS INSURANCE
                                                   SERIES(R) GLOBAL GROWTH   SERIES(R) GLOBAL SMALL   SERIES(R) GROWTH-INCOME
                                                          FUND/SM/           CAPITALIZATION FUND/SM/          FUND/SM/
                                                   ----------------------   ------------------------  -----------------------
                                                      2017         2016         2017         2016         2017        2016
                                                   ----------   ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (25,337)  $  (14,183) $  (140,137) $  (152,355) $    31,934  $   13,950
 Net realized gain (loss).........................    174,429      226,739     (278,792)   1,648,089      520,375     311,518
 Net change in unrealized appreciation
   (depreciation) of investments..................  1,201,146     (204,177)   3,468,868   (1,430,656)   1,117,542     178,961
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  1,350,238        8,379    3,049,939       65,078    1,669,851     504,429
                                                   ----------   ----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,415,249    1,201,245    1,407,694    1,227,371    3,685,751   1,308,475
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,322,935      209,982      600,917     (770,014)     887,673     366,426
 Redemptions for contract benefits and
   terminations...................................   (175,278)     (83,778)    (619,627)    (367,491)    (323,295)   (302,565)
 Contract maintenance charges.....................       (113)          (1)      (1,902)      (1,744)         (95)        (10)
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  2,562,793    1,327,448    1,387,082       88,122    4,250,034   1,372,326
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......        108           23           --           --           --          --
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  3,913,139    1,335,850    4,437,021      153,200    5,919,885   1,876,755
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,004,919    2,669,069   12,238,077   12,084,877    6,035,254   4,158,499
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,918,058   $4,004,919  $16,675,098  $12,238,077  $11,955,139  $6,035,254
                                                   ==========   ==========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         AMERICAN FUNDS INSURANCE   AMERICAN FUNDS INSURANCE
                                         SERIES(R) INTERNATIONAL    SERIES(R) MANAGED RISK ASSET AMERICAN FUNDS INSURANCE
                                         GROWTH AND INCOME FUND/SM/   ALLOCATION FUND/SM/        SERIES(R) NEW WORLD FUND(R)
                                         -------------------------  ---------------------------  --------------------------
                                            2017          2016         2017           2016           2017          2016
                                          ----------   ----------    ----------     ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   51,218    $   42,865   $  (44,772)    $   (4,114)   $  (237,390)  $  (243,920)
 Net realized gain (loss)...............      2,189      (158,257)     138,248        130,741         66,046    (1,003,811)
 Net change in unrealized appreciation
   (depreciation) of investments........    831,397       101,085      734,597        160,877     10,717,773     2,535,134
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............    884,804       (14,307)     828,073        287,504     10,546,429     1,287,403
                                          ----------   ----------    ----------     ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,247,382       801,703      144,174        351,231      5,909,539     5,537,594
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    346,012      (327,530)   1,724,735        (68,073)     3,058,928       759,837
 Redemptions for contract benefits and
   terminations.........................   (139,033)     (102,068)    (865,561)      (494,525)    (2,373,111)   (1,306,641)
 Contract maintenance charges...........        (37)           (7)        (668)          (603)        (4,402)       (3,596)
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,454,324       372,098    1,002,680       (211,970)     6,590,954     4,987,194
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         49            --           --             --             --            --
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  2,339,177       357,791    1,830,753         75,534     17,137,383     6,274,597
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,228,846     2,871,055    5,775,032      5,699,498     36,229,861    29,955,264
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $5,568,023    $3,228,846   $7,605,785     $5,775,032    $53,367,244   $36,229,861
                                          ==========   ==========    ==========     ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              AXA 400 MANAGED            AXA 500 MANAGED            AXA 2000 MANAGED
                                                VOLATILITY*                VOLATILITY*                VOLATILITY*
                                         ------------------------  --------------------------  -------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (546,999) $  (519,300) $   (646,205) $   (423,494) $  (575,992) $   (553,423)
 Net realized gain (loss)...............  10,854,726    6,377,930    18,432,757     8,871,073    9,451,010     4,608,067
 Net change in unrealized appreciation
   (depreciation) of investments........    (265,277)   6,593,965    13,381,317     7,168,468      152,276     9,370,864
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  10,042,450   12,452,595    31,167,869    15,616,047    9,027,294    13,425,508
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,480,656    3,328,191     3,710,886     4,890,064    2,224,338     1,468,967
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,859,908)  (4,623,555)  (10,748,397)   (2,098,144)  (3,633,763)   (5,622,778)
 Redemptions for contract benefits and
   terminations.........................  (6,199,294)  (4,260,141)  (16,922,951)  (11,188,281)  (6,637,689)   (4,688,715)
 Contract maintenance charges...........  (1,266,857)  (1,186,139)   (2,762,033)   (2,681,800)  (1,206,519)   (1,203,619)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (8,845,403)  (6,741,644)  (26,722,495)  (11,078,161)  (9,253,633)  (10,046,145)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --            --           (19)          --            --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,197,047    5,710,951     4,445,374     4,537,867     (226,339)    3,379,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  78,033,589   72,322,638   175,397,772   170,859,905   77,964,606    74,585,243
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $79,230,636  $78,033,589  $179,843,146  $175,397,772  $77,738,267  $ 77,964,606
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                      AXA AGGRESSIVE
                                        ALLOCATION*           AXA AGGRESSIVE STRATEGY*         AXA BALANCED STRATEGY*
                                 ------------------------  ------------------------------  ------------------------------
                                     2017         2016          2017            2016            2017            2016
                                 -----------  -----------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)... $    52,656  $   (75,275) $    9,528,993  $   (7,687,107) $   (3,187,434) $  (13,538,824)
 Net realized gain (loss).......   1,256,370    1,011,291      49,302,057      12,766,549      63,301,204      31,730,227
 Net change in unrealized
   appreciation (depreciation)
   of investments...............   2,504,038      490,659     355,992,324     154,770,623     173,147,275      95,125,315
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   operations...................   3,813,064    1,426,675     414,823,374     159,850,065     233,261,045     113,316,718
                                 -----------  -----------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners...............   3,563,425    2,136,082     374,708,676     323,852,731     167,043,730     237,268,605
 Transfers between Variable
   Investment Options including
   guaranteed interest account,
   net..........................    (205,956)      (8,983)    232,067,093      73,685,857      42,667,520      66,942,590
 Redemptions for contract
   benefits and terminations....  (1,347,683)  (1,180,594)   (104,925,791)    (47,547,606)   (153,848,743)   (110,077,413)
 Contract maintenance charges...      (4,775)      (5,588)    (47,934,581)    (36,921,412)    (46,958,041)    (41,971,804)
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions..   2,005,011      940,917     453,915,397     313,069,570       8,904,466     152,161,978
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70...............          --           --          16,463           9,769             582           6,662
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS.........................   5,818,075    2,367,592     868,755,234     472,929,404     242,166,093     265,485,358
NET ASSETS -- BEGINNING OF YEAR
 OR PERIOD......................  20,960,588   18,592,996   2,709,398,174   2,236,468,770   2,791,403,696   2,525,918,338
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD......................... $26,778,663  $20,960,588  $3,578,153,408  $2,709,398,174  $3,033,569,789  $2,791,403,696
                                 ===========  ===========  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             AXA CONSERVATIVE GROWTH           AXA CONSERVATIVE           AXA GLOBAL EQUITY
                                                    STRATEGY*                     STRATEGY*              MANAGED VOLATILITY*
                                         ------------------------------  ---------------------------  ------------------------
                                              2017            2016            2017          2016          2017         2016
                                         --------------  --------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,366,862) $   (6,242,682) $  (3,125,967) $ (4,537,634) $   (60,931) $   (71,724)
 Net realized gain (loss)...............     29,388,776      14,154,814     15,332,808     6,302,568      737,638      370,788
 Net change in unrealized appreciation
   (depreciation) of investments........     58,400,077      34,156,942      8,796,574     8,114,147    2,880,963       77,287
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     85,421,991      42,069,074     21,003,415     9,879,081    3,557,670      376,351
                                         --------------  --------------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     85,831,516     137,012,779     36,912,006    82,588,206      873,013      584,295
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      5,229,912      50,888,400    (57,012,525)   68,018,052     (494,476)     (29,426)
 Redemptions for contract benefits and
   terminations.........................    (77,674,528)    (59,110,963)   (70,104,386)  (52,093,572)  (1,095,197)    (715,547)
 Contract maintenance charges...........    (21,644,045)    (19,288,603)   (12,773,666)  (12,651,231)    (195,197)    (171,719)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     (8,257,145)    109,501,613   (102,978,571)   85,861,455     (911,857)    (332,397)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............            254           6,990          6,091            13           --           --
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     77,165,100     151,577,677    (81,969,065)   95,740,549    2,645,813       43,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,320,323,833   1,168,746,156    792,724,476   696,983,927   14,923,518   14,879,564
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,397,488,933  $1,320,323,833  $ 710,755,411  $792,724,476  $17,569,331  $14,923,518
                                         ==============  ==============  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          AXA INTERNATIONAL CORE        AXA INTERNATIONAL
                                              AXA GROWTH STRATEGY*          MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                         ------------------------------  ------------------------  --------------------------
                                              2017            2016           2017         2016         2017          2016
                                         --------------  --------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,990,767  $  (13,282,282) $    27,903  $  (136,958) $    571,888  $   (251,135)
 Net realized gain (loss)...............     73,428,195      34,577,362      179,763     (161,920)    3,601,844    (1,460,112)
 Net change in unrealized appreciation
   (depreciation) of investments........    378,210,484     178,003,469    2,575,344      112,977    18,772,861           177
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    457,629,446     199,298,549    2,783,010     (185,901)   22,946,593    (1,711,070)
                                         --------------  --------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    335,304,446     367,618,445      711,464      472,558     1,068,149     1,157,358
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    159,327,526      87,015,772     (427,264)    (224,467)   (9,012,553)    4,011,819
 Redemptions for contract benefits and
   terminations.........................   (146,155,818)    (92,964,974)    (913,533)    (710,162)   (9,623,006)   (7,117,135)
 Contract maintenance charges...........    (62,456,343)    (52,436,131)    (156,448)    (154,822)   (1,801,820)   (1,853,424)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    286,019,811     309,233,112     (785,781)    (616,893)  (19,369,230)   (3,801,382)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          9,837         127,348           --          160            --            --
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    743,659,094     508,659,009    1,997,229     (802,634)    3,577,363    (5,512,452)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,616,244,711   3,107,585,702   11,706,648   12,509,282   109,748,521   115,260,973
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $4,359,903,805  $3,616,244,711  $13,703,877  $11,706,648  $113,325,884  $109,748,521
                                         ==============  ==============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AXA INTERNATIONAL VALUE    AXA LARGE CAP CORE       AXA LARGE CAP GROWTH
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   14,997  $  (31,052) $   (49,637) $   (26,235) $  (239,891) $  (204,419)
 Net realized gain (loss).........................     65,050     (68,160)   1,231,476      449,146    3,478,525    2,013,707
 Net change in unrealized appreciation
   (depreciation) of investments..................    570,087      49,531      678,442      230,753    2,583,874     (961,153)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    650,134     (49,681)   1,860,281      653,664    5,822,508      848,135
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     40,196      37,701      669,923    2,045,012      565,694    1,318,338
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     50,511    (378,061)    (236,054)  (1,114,295)    (697,345)  (1,301,983)
 Redemptions for contract benefits and
   terminations...................................   (415,022)   (181,161)    (592,680)    (319,220)  (1,681,990)  (1,328,872)
 Contract maintenance charges.....................       (504)       (571)    (202,630)    (146,253)    (389,237)    (367,895)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (324,819)   (522,092)    (361,441)     465,244   (2,202,878)  (1,680,412)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    325,315    (571,773)   1,498,840    1,118,908    3,619,630     (832,277)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,114,901   3,686,674    9,344,385    8,225,477   22,207,361   23,039,638
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,440,216  $3,114,901  $10,843,225  $ 9,344,385  $25,826,991  $22,207,361
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA LARGE CAP VALUE    AXA MID CAP VALUE MANAGED
                                            MANAGED VOLATILITY*           VOLATILITY*         AXA MODERATE ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    20,268  $    68,070  $   (69,738) $   (16,771) $    (66,541) $   (467,854)
 Net realized gain (loss)...............   1,217,458     (306,710)   1,913,434      566,524     5,357,645     3,178,838
 Net change in unrealized appreciation
   (depreciation) of investments........   1,598,553    2,165,533      (29,605)   1,602,284     7,348,448     2,052,024
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,836,279    1,926,893    1,814,091    2,152,037    12,639,552     4,763,008
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,184,403    1,734,945    1,133,084    2,785,638    20,082,267    22,676,697
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (105,252)  (7,512,343)      26,582      372,364    (3,572,138)      208,878
 Redemptions for contract benefits and
   terminations.........................  (1,959,708)  (1,033,007)  (1,276,039)    (665,117)  (10,559,973)   (8,508,376)
 Contract maintenance charges...........    (284,667)    (257,575)    (264,993)    (204,976)      (28,752)      (26,986)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,165,224)  (7,067,980)    (381,366)   2,287,909     5,921,404    14,350,213
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --          348           --           --       (21,889)           --
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,671,055   (5,140,739)   1,432,725    4,439,946    18,539,067    19,113,221
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,899,771   29,040,510   17,036,846   12,596,900   129,131,100   110,017,879
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $25,570,826  $23,899,771  $18,469,571  $17,036,846  $147,670,167  $129,131,100
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA ULTRA CONSERVATIVE
                                                    STRATEGY*                   ALLOCATION*                 STRATEGY*
                                         ------------------------------  ------------------------  ---------------------------
                                              2017            2016           2017         2016          2017          2016
                                         --------------  --------------  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     (494,154) $  (27,188,673) $    63,644  $  (208,959) $  (1,484,451) $ (4,883,946)
 Net realized gain (loss)...............    157,077,925      78,063,071    2,973,362    1,902,231    (10,298,365)   26,801,923
 Net change in unrealized appreciation
   (depreciation) of investments........    445,849,836     243,051,422    3,698,784    1,199,660     13,008,359   (14,388,779)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    602,433,607     293,925,820    6,735,790    2,892,932      1,225,543     7,529,198
                                         --------------  --------------  -----------  -----------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    293,986,018     393,743,800    8,659,879    6,911,889       (935,180)        2,325
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    108,984,115     104,083,933   (1,327,149)  (2,740,905)   (93,399,086)  210,239,908
 Redemptions for contract benefits and
   terminations.........................   (333,922,139)   (215,544,381)  (6,248,827)  (3,550,319)   (12,408,700)  (19,206,372)
 Contract maintenance charges...........    (97,733,119)    (88,664,353)     (10,671)     (11,849)    (2,569,218)   (5,398,283)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (28,685,125)    193,618,999    1,073,232      608,816   (109,312,184)  185,637,578
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (3,503)         80,133           --           --            (25)       15,982
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    573,744,979     487,624,952    7,809,022    3,501,748   (108,086,666)  193,182,758
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,886,346,882   5,398,721,930   50,165,921   46,664,173    239,330,347    46,147,589
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,460,091,861  $5,886,346,882  $57,974,943  $50,165,921  $ 131,243,681  $239,330,347
                                         ==============  ==============  ===========  ===========  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                       AXA/AB DYNAMIC MODERATE      AXA/AB SHORT DURATION
                                         AXA/AB DYNAMIC GROWTH*                GROWTH*                GOVERNMENT BOND*
                                       --------------------------  ------------------------------  ----------------------
                                           2017          2016           2017            2016          2017        2016
                                       ------------  ------------  --------------  --------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $ (1,164,629) $ (2,626,341) $   (5,605,336) $  (24,793,730) $  (12,445) $  (18,590)
 Net realized gain (loss).............    8,111,805     1,169,579      70,920,099      49,596,538        (744)       (837)
 Net change in unrealized
   appreciation (depreciation) of
   investments........................   45,376,744    11,809,166     217,239,638      23,958,999      (4,801)        746
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations...   52,323,920    10,352,404     282,554,401      48,761,807     (17,990)    (18,681)
                                       ------------  ------------  --------------  --------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners  123,900,952   139,038,288     146,824,054     191,668,008     348,857     375,120
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net...   33,854,488    48,539,343       3,324,647     (37,308,410)    182,572     286,947
 Redemptions for contract benefits
   and terminations...................   (8,874,424)   (3,790,917)   (122,447,065)    (80,892,075)   (130,454)   (148,468)
 Contract maintenance charges.........   (5,661,556)   (2,683,388)    (43,351,674)    (40,190,029)        (33)         (2)
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions........  143,219,460   181,103,326     (15,650,038)     33,277,494     400,942     513,597
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70............        7,333         6,875             512          70,230          11          13
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.  195,550,713   191,462,605     266,904,875      82,109,531     382,963     494,929
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  338,901,526   147,438,921   2,508,400,850   2,426,291,319   1,662,030   1,167,101
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD... $534,452,239  $338,901,526  $2,775,305,725  $2,508,400,850  $2,044,993  $1,662,030
                                       ============  ============  ==============  ==============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              AXA/CLEARBRIDGE LARGE CAP   AXA/FRANKLIN BALANCED
                                                   AXA/AB SMALL CAP GROWTH*            GROWTH*             MANAGED VOLATILITY*
                                                   ------------------------  --------------------------  -----------------------
                                                       2017         2016         2017          2016          2017        2016
                                                   -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (773,026) $  (516,083) $ (1,070,478) $ (1,149,720) $   105,488  $  101,430
 Net realized gain (loss).........................   5,908,599    2,239,221     9,253,856    (3,532,963)     236,861     221,246
 Net change in unrealized appreciation
   (depreciation) of investments..................   7,482,724    3,889,693     8,604,129     3,699,486      447,366     393,142
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  12,618,297    5,612,831    16,787,507      (983,197)     789,715     715,818
                                                   -----------  -----------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,459,833    3,667,390     1,618,834     1,769,731      287,801     543,801
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,178,651    4,117,643    (6,024,339)  (10,080,244)  11,787,669     291,404
 Redemptions for contract benefits and
   terminations...................................  (3,178,002)  (2,250,481)   (5,679,526)   (4,440,202)    (668,900)   (602,961)
 Contract maintenance charges.....................    (315,453)    (310,647)     (294,573)     (289,354)     (91,140)   (101,168)
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   3,145,029    5,223,905   (10,379,604)  (13,040,069)  11,315,430     131,076
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          64          251            --            --          277          --
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  15,763,390   10,836,987     6,407,903   (14,023,266)  12,105,422     846,894
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  58,347,581   47,510,594    75,700,007    89,723,273    9,610,272   8,763,378
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $74,110,971  $58,347,581  $ 82,107,910  $ 75,700,007  $21,715,694  $9,610,272
                                                   ===========  ===========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                               VALUE MANAGED          ALLOCATION MANAGED          AXA/GOLDMAN SACHS
                                                VOLATILITY*               VOLATILITY*           STRATEGIC ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (106,811) $  (115,030) $    27,060  $    20,639  $ (3,087,969) $ (1,983,829)
 Net realized gain (loss)...............   1,810,950      862,831      711,477      315,381    25,903,094       746,527
 Net change in unrealized appreciation
   (depreciation) of investments........    (577,534)   1,375,321      893,769      630,809     8,686,996    11,237,298
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,126,605    2,123,122    1,632,306      966,829    31,502,121     9,999,996
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     461,861      651,482      162,811      237,537    96,210,785   118,822,352
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     147,049     (583,223)     309,808     (369,272)   48,439,347    56,620,330
 Redemptions for contract benefits and
   terminations.........................  (1,072,175)    (745,840)  (1,845,829)  (1,366,488)   (9,826,498)   (2,313,846)
 Contract maintenance charges...........    (164,618)    (143,931)    (100,367)     (97,077)   (4,953,803)   (2,081,226)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (627,883)    (821,512)  (1,473,577)  (1,595,300)  129,869,831   171,047,610
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           --           --         6,722         6,354
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     498,722    1,301,610      158,729     (628,471)  161,378,674   181,053,960
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,521,235   10,219,625   13,044,937   13,673,408   291,949,837   110,895,877
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,019,957  $11,521,235  $13,203,666  $13,044,937  $453,328,511  $291,949,837
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                       AXA/INVESCO STRATEGIC                               AXA/LEGG MASON STRATEGIC
                                            ALLOCATION*           AXA/JANUS ENTERPRISE*        ALLOCATION* (G)
                                    --------------------------  ------------------------  -------------------------
                                        2017          2016          2017         2016         2017          2016
                                    ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,050,367) $ (1,522,884) $  (698,996) $  (640,244) $   (230,486) $    36,326
 Net realized gain (loss)..........    7,907,250       (25,756)   5,156,202   (1,251,066)      219,225       40,574
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    9,389,435     4,043,494    6,864,408     (927,721)    7,164,057      289,942
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations   15,246,318     2,494,854   11,321,614   (2,819,031)    7,152,796      366,842
                                    ------------  ------------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   51,630,777    70,743,913    3,091,802    2,644,002    50,286,285   41,223,450
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   12,397,749    24,721,342   (1,131,642)  (2,862,905)   15,805,492   10,018,130
 Redemptions for contract benefits
   and terminations................   (5,939,807)   (1,627,825)  (3,179,160)  (2,232,680)   (2,014,954)    (110,957)
 Contract maintenance charges......   (2,696,277)   (1,232,779)    (254,644)    (248,346)     (917,346)     (24,571)
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions.....   55,392,442    92,604,651   (1,473,644)  (2,699,929)   63,159,477   51,106,052
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70.........        3,950         3,472           --         (798)        4,395        1,899
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   70,642,710    95,102,977    9,847,970   (5,519,758)   70,316,668   51,474,793
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  160,824,535    65,721,558   43,920,506   49,440,264    51,474,793           --
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $231,467,245  $160,824,535  $53,768,476  $43,920,506  $121,791,461  $51,474,793
                                    ============  ============  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(g)Units were made available on February 22, 2016.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                                         AXA/LOOMIS SAYLES GROWTH* EQUITY MANAGED VOLATILITY* EQUITY MANAGED VOLATILITY*
                                         ------------------------  -------------------------  ------------------------
                                             2017         2016        2017          2016          2017          2016
                                         -----------  -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (650,534) $  (268,046) $  (20,205)   $   31,227   $   (16,477)  $  (130,110)
 Net realized gain (loss)...............   2,893,503      407,262     483,668       212,425       717,905       469,858
 Net change in unrealized appreciation
   (depreciation) of investments........  12,984,958    1,158,429      39,208       177,345     2,478,391       185,137
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............  15,227,927    1,297,645     502,671       420,997     3,179,819       524,885
                                         -----------  -----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,055,337    7,150,896     150,004       575,858       771,882       558,374
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   7,055,626   12,435,290    (452,958)     (168,335)     (536,579)       51,630
 Redemptions for contract benefits and
   terminations.........................  (2,999,830)  (1,400,427)   (171,375)     (347,930)   (1,544,753)     (961,330)
 Contract maintenance charges...........    (102,850)     (67,057)    (59,213)      (55,010)     (296,317)     (290,518)
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  15,008,283   18,118,702    (533,542)        4,583    (1,605,767)     (641,844)
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  30,236,210   19,416,347     (30,871)      425,580     1,574,052      (116,959)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  40,525,015   21,108,668   4,277,914     3,852,334    17,089,811    17,206,770
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $70,761,225  $40,525,015  $4,247,043    $4,277,914   $18,663,863   $17,089,811
                                         ===========  ===========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              BLACKROCK GLOBAL           BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                            ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND   FOCUS GROWTH V.I. FUND
                                         --------------------------  -----------------------  ------------------------
                                             2017          2016          2017        2016         2017         2016
                                         ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (57,930) $   (111,118) $    (1,754) $   17,424  $  (544,090) $  (287,386)
 Net realized gain (loss)...............      920,815    (1,921,446)     607,313     (29,726)   7,547,105    2,743,365
 Net change in unrealized appreciation
   (depreciation) of investments........   11,995,405     4,661,624        7,748      85,429    2,272,152     (633,235)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,858,290     2,629,060      613,307      73,127    9,275,167    1,822,744
                                         ------------  ------------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,843,949    12,944,593    1,061,575     447,421    2,787,539    3,379,479
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      (69,300)   (1,556,177)  (1,617,904)   (199,110)     516,639   (2,025,163)
 Redemptions for contract benefits and
   terminations.........................   (7,928,916)   (6,079,885)    (354,139)   (158,214)  (2,770,412)  (1,090,442)
 Contract maintenance charges...........      (13,887)      (14,661)         (22)         (4)      (6,058)      (5,747)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    2,831,846     5,293,870     (910,490)     90,093      527,708      258,127
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            --           --          --          461           --
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   15,690,136     7,922,930     (297,183)    163,220    9,803,336    2,080,871
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  105,417,273    97,494,343    2,792,839   2,629,619   33,555,268   31,474,397
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $121,107,409  $105,417,273  $ 2,495,656  $2,792,839  $43,358,604  $33,555,268
                                         ============  ============  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          CHARTER/SM/ AGGRESSIVE
                                                 GROWTH*          CHARTER/SM/ CONSERVATIVE*    CHARTER/SM/ GROWTH*
                                         -----------------------  ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,213  $    (6,689) $   146,593  $   286,468  $    17,580  $    18,160
 Net realized gain (loss)...............    170,567     (264,689)     233,632     (136,073)     328,147      (58,767)
 Net change in unrealized appreciation
   (depreciation) of investments........    655,527      766,286    1,531,144      748,718    1,225,506      808,001
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    831,307      494,908    1,911,369      899,113    1,571,233      767,394
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    990,157      885,854    5,023,636    9,808,100    1,433,515    1,059,609
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (451,755)     494,951   (2,046,362)   2,849,497   (1,157,388)    (726,610)
 Redemptions for contract benefits and
   terminations.........................   (212,040)    (752,054)  (2,762,610)  (1,898,671)    (774,734)    (579,020)
 Contract maintenance charges...........        (76)          --         (371)          (5)        (243)          (4)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    326,286      628,751      214,293   10,758,921     (498,850)    (246,025)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --   (3,083,306)          --          299           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,157,593   (1,959,647)   2,125,662   11,658,333    1,072,383      521,369
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,260,826    7,220,473   28,928,585   17,270,252   12,410,075   11,888,706
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,418,419  $ 5,260,826  $31,054,247  $28,928,585  $13,482,458  $12,410,075
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     CHARTER/SM/ MODERATE    CHARTER/SM/ MULTI-SECTOR
                                         CHARTER/SM/ MODERATE* (H)          GROWTH*                   BOND*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017         2016
                                         -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   154,372  $   157,767  $    40,779  $   131,401  $    2,721   $   11,021
 Net realized gain (loss)...............     430,964      (93,926)     433,218      (87,679)    (18,996)     (55,298)
 Net change in unrealized appreciation
   (depreciation) of investments........   2,007,827      982,522    2,020,670    1,074,758      32,198       76,568
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   2,593,163    1,046,363    2,494,667    1,118,480      15,923       32,291
                                         -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,430,953    4,619,791    3,507,079    5,749,849      17,930       64,731
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   3,212,095      562,750     (589,962)    (429,698)     64,485     (217,583)
 Redemptions for contract benefits and
   terminations.........................  (2,293,518)  (2,406,277)  (3,024,166)  (1,383,807)   (196,746)    (303,009)
 Contract maintenance charges...........        (863)        (203)      (1,013)        (393)    (41,605)     (43,812)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,348,667    2,776,061     (108,062)   3,935,951    (155,936)    (499,673)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............     (49,325)          36           --           75          --           --
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,892,505    3,822,460    2,386,605    5,054,506    (140,013)    (467,382)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,611,526   19,789,066   21,857,108   16,802,602   1,938,710    2,406,092
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $33,504,031  $23,611,526  $24,243,713  $21,857,108  $1,798,697   $1,938,710
                                         ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                             CLEARBRIDGE VARIABLE
                                          CHARTER/SM/ SMALL CAP    CHARTER/SM/ SMALL CAP       AGGRESSIVE GROWTH
                                                 GROWTH*                  VALUE*                   PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                            2017        2016         2017         2016         2017         2016
                                         ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  111,629  $ (108,731) $   (31,084) $    41,174  $  (534,579) $  (401,630)
 Net realized gain (loss)...............    629,616     435,930    1,115,069   (1,807,393)   2,589,163      702,018
 Net change in unrealized appreciation
   (depreciation) of investments........  1,098,937     188,821       51,939    3,759,827    4,584,164     (169,269)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  1,840,182     516,020    1,135,924    1,993,608    6,638,748      131,119
                                         ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    918,746     652,699      828,991      809,509    5,234,621    8,812,725
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (208,437)   (473,239)  (7,046,276)  (2,608,293)  (1,616,510)  (3,233,572)
 Redemptions for contract benefits and
   terminations.........................   (441,485)   (430,474)    (783,173)    (511,408)  (1,753,591)  (1,643,107)
 Contract maintenance charges...........   (158,991)   (146,387)    (197,366)    (178,583)      (6,959)      (5,753)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    109,833    (397,401)  (7,197,824)  (2,488,775)   1,857,561    3,930,293
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,950,015     118,619   (6,061,900)    (495,167)   8,496,309    4,061,412
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  7,997,375   7,878,756   19,845,518   20,340,685   45,224,891   41,163,479
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $9,947,390  $7,997,375  $13,783,618  $19,845,518  $53,721,200  $45,224,891
                                         ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    CLEARBRIDGE VARIABLE
                                           CLEARBRIDGE VARIABLE       DIVIDEND STRATEGY     CLEARBRIDGE VARIABLE MID
                                          APPRECIATION PORTFOLIO          PORTFOLIO              CAP PORTFOLIO
                                         -----------------------  ------------------------  ----------------------
                                             2017        2016         2017         2016        2017         2016
                                         -----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (21,056) $    3,473  $    37,360  $    55,410  $  (48,855)  $  (26,514)
 Net realized gain (loss)...............     460,276     165,868      375,172       77,606     260,223       35,210
 Net change in unrealized appreciation
   (depreciation) of investments........   1,267,049     400,402    3,793,999    1,961,435     227,108      270,497
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   1,706,269     569,743    4,206,531    2,094,451     438,476      279,193
                                         -----------  ----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,288,386   2,869,490    4,421,807    5,259,972     846,698    1,027,174
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (170,168)    608,248    1,055,255    2,840,320    (261,449)     282,820
 Redemptions for contract benefits and
   terminations.........................    (272,385)   (216,557)  (1,017,127)    (575,551)   (128,293)    (129,492)
 Contract maintenance charges...........      (1,799)     (1,005)      (2,634)      (2,173)       (790)        (495)
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,844,034   3,260,176    4,457,301    7,522,568     456,166    1,180,007
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --         167          149          255          24           51
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,550,303   3,830,086    8,663,981    9,617,274     894,666    1,459,251
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   8,342,238   4,512,152   21,544,287   11,927,013   3,713,999    2,254,748
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,892,541  $8,342,238  $30,208,268  $21,544,287  $4,608,665   $3,713,999
                                         ===========  ==========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         DELAWARE VIP(R) DIVERSIFIED DELAWARE VIP(R) EMERGING DELAWARE VIP(R) LIMITED-TERM
                                               INCOME SERIES             MARKETS SERIES       DIVERSIFIED INCOME SERIES
                                         --------------------------  ----------------------   ---------------------------
                                             2017          2016         2017         2016         2017          2016
                                         -----------   -----------   ----------   ----------   -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   165,810   $   201,862   $  (17,885)  $   (3,598) $    59,820    $   10,989
 Net realized gain (loss)...............     (64,006)      (60,091)     185,433      (44,797)     (10,529)       (7,704)
 Net change in unrealized appreciation
   (depreciation) of investments........     420,363        20,284      382,295      144,453       16,048         7,411
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from operations............     522,167       162,055      549,843       96,058       65,339        10,696
                                         -----------   -----------   ----------   ----------   -----------    ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,064,914     2,816,413      831,396       54,991    1,766,737     2,223,006
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,384,931     1,281,697    1,178,308      150,935       39,794       868,418
 Redemptions for contract benefits and
   terminations.........................  (1,000,638)     (824,956)    (401,073)     (59,475)    (677,390)     (412,586)
 Contract maintenance charges...........        (175)           (1)         (54)          --          (89)           (2)
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,449,032     3,273,153    1,608,577      146,451    1,129,052     2,678,836
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,971,199     3,435,208    2,158,420      242,509    1,194,391     2,689,532
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,365,984     9,930,776    1,034,118      791,609    9,026,344     6,336,812
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,337,183   $13,365,984   $3,192,538   $1,034,118  $10,220,735    $9,026,344
                                         ===========   ===========   ==========   ==========   ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         EATON VANCE VT FLOATING-   EQ/BLACKROCK BASIC VALUE      EQ/CAPITAL GUARDIAN
                                             RATE INCOME FUND                EQUITY*                   RESEARCH*
                                         ------------------------  --------------------------  ------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   492,456  $   333,963  $     43,109  $    176,039  $  (136,477) $   (97,325)
 Net realized gain (loss)...............      12,387     (106,237)    4,529,470     3,650,640    2,504,568      889,170
 Net change in unrealized appreciation
   (depreciation) of investments........      (1,729)     881,207     4,628,496    15,720,026    1,620,192      260,501
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     503,114    1,108,933     9,201,075    19,546,705    3,988,283    1,052,346
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,603,495    5,382,090    10,436,743    11,058,814    1,208,221      696,436
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,873,707    3,238,601    (2,682,537)   (4,616,682)    (753,876)    (643,589)
 Redemptions for contract benefits and
   terminations.........................  (1,119,260)  (1,400,379)   (8,704,293)   (5,627,516)  (1,289,332)    (757,661)
 Contract maintenance charges...........        (729)        (354)      (19,394)      (20,060)     (97,567)     (96,924)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,357,213    7,219,958      (969,481)      794,556     (932,554)    (801,738)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       6,488        1,788            --            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,866,815    8,330,679     8,231,594    20,341,261    3,055,729      250,608
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,455,236   12,124,557   139,389,410   119,048,149   16,891,824   16,641,216
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $28,322,051  $20,455,236  $147,621,004  $139,389,410  $19,947,553  $16,891,824
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                 EQ/EMERGING MARKETS
                                          EQ/COMMON STOCK INDEX*       EQ/CORE BOND INDEX*          EQUITY PLUS*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    31,466  $    93,630  $    501,479  $    (57,786) $  (18,655) $  (18,282)
 Net realized gain (loss)...............   1,310,284      994,879      (282,526)    1,514,646     465,046    (227,511)
 Net change in unrealized appreciation
   (depreciation) of investments........   6,122,654    2,007,832      (190,323)   (1,483,684)  1,099,471     479,973
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,464,404    3,096,341        28,630       (26,824)  1,545,862     234,180
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,922,609    4,085,244    12,565,522    20,672,131   1,127,533     589,907
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,901,916      307,049    24,741,175    14,304,039     938,554     940,941
 Redemptions for contract benefits and
   terminations.........................  (2,685,978)  (1,626,179)  (30,854,642)  (23,002,472)   (283,276)    (95,990)
 Contract maintenance charges...........      (6,625)      (5,446)   (4,909,546)   (4,855,064)       (615)       (399)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   9,131,922    2,760,668     1,542,509     7,118,634   1,782,196   1,434,459
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         517           98            --        13,189          --         107
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...  16,596,843    5,857,107     1,571,139     7,104,999   3,328,058   1,668,746
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,713,070   28,855,963   332,139,819   325,034,820   4,187,995   2,519,249
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $51,309,913  $34,713,070  $333,710,958  $332,139,819  $7,516,053  $4,187,995
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                     EQ/INTERMEDIATE
                                            EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*         GOVERNMENT BOND*
                                         --------------------------  ------------------------  --------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    504,782  $    688,209  $  (139,383) $    42,337  $   (727,658) $   (955,853)
 Net realized gain (loss)...............    9,649,529     4,879,352     (168,447)    (174,098)      (47,713)      650,777
 Net change in unrealized appreciation
   (depreciation) of investments........   36,363,982    11,059,146      624,838       67,528      (559,638)     (997,068)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   46,518,293    16,626,707      317,008      (64,233)   (1,335,009)   (1,302,144)
                                         ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   43,021,263    30,257,232      193,098      245,667     2,579,328     4,974,323
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   25,368,423    13,787,460      (21,083)     (85,500)    9,897,905     8,522,551
 Redemptions for contract benefits and
   terminations.........................  (16,020,782)   (7,320,717)    (736,933)    (647,233)  (12,245,657)   (9,224,483)
 Contract maintenance charges...........      (25,534)      (20,713)    (107,403)    (115,431)   (1,857,906)   (1,876,506)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   52,343,370    36,703,262     (672,321)    (602,497)   (1,626,330)    2,395,885
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            12           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   98,861,663    53,329,981     (355,313)    (666,730)   (2,961,339)    1,093,741
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  210,571,274   157,241,293   10,102,402   10,769,132   126,942,332   125,848,591
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $309,432,937  $210,571,274  $ 9,747,089  $10,102,402  $123,980,993  $126,942,332
                                         ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          EQ/INTERNATIONAL EQUITY                                EQ/JPMORGAN VALUE
                                                  INDEX*             EQ/INVESCO COMSTOCK*         OPPORTUNITIES*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   661,685  $   475,393  $  (232,994) $   352,856  $  (112,337) $   (42,107)
 Net realized gain (loss)...............  (2,162,995)  (1,450,788)   1,473,168      563,821    3,739,218      876,538
 Net change in unrealized appreciation
   (depreciation) of investments........   9,430,028    1,419,862    4,588,103    3,918,015     (704,445)   1,866,043
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   7,928,718      444,467    5,828,277    4,834,692    2,922,436    2,700,474
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,459,929    4,068,803    1,837,310    2,118,380    1,788,987    1,129,526
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,983,892    3,198,377      (83,999)  (3,423,180)   1,330,825    2,370,542
 Redemptions for contract benefits and
   terminations.........................  (2,571,119)  (1,126,933)  (2,467,702)  (1,903,029)  (1,271,933)    (638,613)
 Contract maintenance charges...........      (3,762)      (3,415)    (176,669)    (171,725)    (159,494)    (113,448)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,868,940    6,136,832     (891,060)  (3,379,554)   1,688,385    2,748,007
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         281          150           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  15,797,939    6,581,449    4,937,217    1,455,138    4,610,821    5,448,481
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  33,833,971   27,252,522   36,376,499   34,921,361   17,334,406   11,885,925
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $49,631,910  $33,833,971  $41,313,716  $36,376,499  $21,945,227  $17,334,406
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/LARGE CAP GROWTH                                EQ/MFS INTERNATIONAL
                                                            INDEX*           EQ/LARGE CAP VALUE INDEX*          GROWTH*
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (303,960) $   (89,345) $   235,912  $   202,274  $  (212,297) $  (123,681)
 Net realized gain (loss).........................   3,367,495    2,077,786    1,882,108     (351,721)   2,279,934      (44,183)
 Net change in unrealized appreciation
   (depreciation) of investments..................  10,528,405      (90,194)   1,757,075    2,766,661    8,176,246      297,937
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  13,591,940    1,898,247    3,875,095    2,617,214   10,243,883      130,073
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,285,446    5,535,935    5,902,827    3,899,484    5,163,964    3,320,735
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   5,941,861    5,167,536    4,264,534   (5,432,720)   2,245,244      697,918
 Redemptions for contract benefits and
   terminations...................................  (2,960,967)  (1,369,050)  (2,191,734)    (909,338)  (2,270,926)  (1,649,764)
 Contract maintenance charges.....................      (5,865)      (4,655)      (3,146)      (2,724)    (177,118)    (159,908)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  11,260,475    9,329,766    7,972,481   (2,445,298)   4,961,164    2,208,981
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         441           24           --           --          199           69
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  24,852,856   11,228,037   11,847,576      171,916   15,205,246    2,339,123
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  43,072,897   31,844,860   29,244,988   29,073,072   32,014,736   29,675,613
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $67,925,753  $43,072,897  $41,092,564  $29,244,988  $47,219,982  $32,014,736
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/MID CAP INDEX*           EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*
                                         ------------------------  ----------------------------  ------------------------
                                             2017         2016          2017           2016          2017         2016
                                         -----------  -----------  -------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (358,537) $   (75,640) $  (1,327,908) $  (2,151,382) $  (594,420) $  (324,889)
 Net realized gain (loss)...............   9,760,485    4,596,987          3,852         (1,734)   2,015,437      844,909
 Net change in unrealized appreciation
   (depreciation) of investments........   1,058,032    5,561,585            113          1,714   18,620,816   (1,140,276)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  10,459,980   10,082,932     (1,323,943)    (2,151,402)  20,041,833     (620,256)
                                         -----------  -----------  -------------  -------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   9,445,094    7,650,755    117,690,858    188,403,821    6,482,505    6,871,762
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,646,023)  12,706,331   (125,378,724)  (146,193,206)   8,340,043   (4,778,768)
 Redemptions for contract benefits and
   terminations.........................  (4,330,118)  (2,212,465)   (20,604,799)   (23,786,118)  (3,402,069)  (2,274,889)
 Contract maintenance charges...........      (7,259)      (6,039)      (350,508)      (317,404)    (242,872)    (192,594)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,461,694   18,138,582    (28,643,173)    18,107,093   11,177,607     (374,489)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --             --         15,986        1,991           --
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  12,921,674   28,221,514    (29,967,116)    15,971,677   31,221,431     (994,745)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  75,110,121   46,888,607    153,750,582    137,778,905   53,905,534   54,900,279
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $88,031,795  $75,110,121  $ 123,783,466  $ 153,750,582  $85,126,965  $53,905,534
                                         ===========  ===========  =============  =============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                RETURN* (I)                  BOND*             EQ/QUALITY BOND PLUS*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    16,226  $   508,903  $   (35,783) $  (110,347) $   (63,240) $   (72,719)
 Net realized gain (loss)...............      10,828      107,553       64,977      (71,168)     (12,050)      83,197
 Net change in unrealized appreciation
   (depreciation) of investments........     268,371      306,508      135,731      378,238       48,331      (92,496)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     295,425      922,964      164,925      196,723      (26,959)     (82,018)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,930,247    2,202,042    4,262,460    3,338,703    1,204,124    2,205,483
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   4,332,150    2,990,787     (325,746)   3,667,591    3,335,494      377,050
 Redemptions for contract benefits and
   terminations.........................  (1,194,519)    (605,680)  (3,855,887)  (3,447,295)  (1,987,391)  (2,120,238)
 Contract maintenance charges...........      (1,326)      (1,130)     (34,729)     (42,025)    (578,698)    (550,223)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,066,552    4,586,019       46,098    3,516,974    1,973,529      (87,928)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............      (4,300)          --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,357,677    5,508,983      211,023    3,713,697    1,946,570     (169,946)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,760,402    8,251,419   32,806,689   29,092,992   26,773,306   26,943,252
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,118,079  $13,760,402  $33,017,712  $32,806,689  $28,719,876  $26,773,306
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     EQ/T. ROWE PRICE GROWTH
                                          EQ/SMALL COMPANY INDEX*            STOCK*            EQ/UBS GROWTH & INCOME*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (180,492) $      (209) $ (2,550,810) $ (1,867,829) $  (94,934) $  (44,254)
 Net realized gain (loss)...............   4,927,475    2,257,306    24,612,950     7,713,643     693,063     310,262
 Net change in unrealized appreciation
   (depreciation) of investments........   1,725,218    5,734,581    25,363,148    (4,774,993)    758,654     295,160
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   6,472,201    7,991,678    47,425,288     1,070,821   1,356,783     561,168
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,981,749    5,047,836    22,374,799    19,610,120     284,345     708,021
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (4,865,162)  14,245,390    12,685,196     1,390,349    (388,604)     49,057
 Redemptions for contract benefits and
   terminations.........................  (3,037,246)  (1,803,159)   (9,718,263)   (6,539,260)   (378,344)   (369,408)
 Contract maintenance charges...........      (4,964)      (4,120)     (442,129)     (354,870)   (163,593)   (145,704)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (925,623)  17,485,947    24,899,603    14,106,339    (646,196)    241,966
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --         1,752           380          --          --
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   5,546,578   25,477,625    72,326,643    15,177,540     710,587     803,134
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  55,112,912   29,635,287   140,777,711   125,600,171   7,215,148   6,412,014
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,659,490  $55,112,912  $213,104,354  $140,777,711  $7,925,735  $7,215,148
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                           FIDELITY(R) VIP ASSET
                                           FEDERATED HIGH INCOME     FEDERATED KAUFMANN      MANAGER: GROWTH
                                               BOND FUND II                FUND II              PORTFOLIO
                                         ------------------------  ----------------------  -------------------
                                             2017         2016        2017        2016       2017        2016
                                         -----------  -----------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   872,852  $   479,870  $  (63,614) $  (45,419) $ (2,459)  $  (2,952)
 Net realized gain (loss)...............     110,814     (275,345)    491,150      88,450   125,286      76,445
 Net change in unrealized appreciation
   (depreciation) of investments........    (102,851)   1,275,747     810,463      85,389     2,543     (64,890)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from operations............     880,815    1,480,272   1,237,999     128,420   125,370       8,603
                                         -----------  -----------  ----------  ----------  --------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,123,413    4,256,188   1,460,714   1,042,569    14,071       1,154
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     220,305      568,622     539,644    (376,206)  120,791    (101,184)
 Redemptions for contract benefits and
   terminations.........................    (830,472)    (773,241)   (185,751)   (172,646)  (93,423)    (60,989)
 Contract maintenance charges...........        (241)          (8)        (67)        (82)     (228)       (276)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,513,005    4,051,561   1,814,540     493,635    41,211    (161,295)
                                         -----------  -----------  ----------  ----------  --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS...   4,393,820    5,531,833   3,052,539     622,055   166,581    (152,692)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,776,950    9,245,117   4,197,027   3,574,972   741,800     894,492
                                         -----------  -----------  ----------  ----------  --------   ---------

NET ASSETS -- END OF YEAR OR PERIOD..... $19,170,770  $14,776,950  $7,249,566  $4,197,027  $908,381   $ 741,800
                                         ===========  ===========  ==========  ==========  ========   =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP CONTRAFUND(R) FIDELITY(R) VIP FREEDOM 2015 FIDELITY(R) VIP FREEDOM 2020
                                                  PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                         ----------------------------  ---------------------------  ---------------------------
                                             2017           2016         2017           2016           2017           2016
                                         ------------   ------------     --------      ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (995,155)  $ (1,024,104)  $   (474)     $  (2,459)     $     (399)    $   (2,702)
 Net realized gain (loss)...............   11,997,713     10,278,400     31,046         32,073          48,306         77,350
 Net change in unrealized appreciation
   (depreciation) of investments........   18,329,854     (1,688,670)    76,928         (3,041)        104,291        (21,926)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from operations............   29,332,412      7,565,626    107,500         26,573         152,198         52,722
                                         ------------   ------------     --------      ---------     ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,304,876     13,334,172         --          9,630           2,867         11,490
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    4,883,393    (12,264,331)   318,616       (130,195)         75,558       (152,260)
 Redemptions for contract benefits and
   terminations.........................  (10,031,339)    (6,058,299)   (49,604)       (24,965)        (48,603)       (28,078)
 Contract maintenance charges...........      (20,465)       (20,125)       (60)           (81)           (161)          (210)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    9,136,465     (5,008,583)   268,952       (145,611)         29,661       (169,058)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --              6         --             --              --             --
                                         ------------   ------------     --------      ---------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS...   38,468,877      2,557,049    376,452       (119,038)        181,859       (116,336)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  142,394,469    139,837,420    598,705        717,743       1,045,449      1,161,785
                                         ------------   ------------     --------      ---------     ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $180,863,346   $142,394,469   $975,157      $ 598,705      $1,227,308     $1,045,449
                                         ============   ============     ========      =========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP FREEDOM 2025 FIDELITY(R) VIP FREEDOM 2030  FIDELITY(R) VIP MID CAP
                                                PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                         ---------------------------  ---------------------------  ------------------------
                                            2017           2016          2017           2016           2017         2016
                                          ----------     ----------     ----------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,009)    $      (57)   $   (3,164)     $ (1,469)    $  (667,619) $  (661,393)
 Net realized gain (loss)...............     62,423         39,780        61,534        47,530       3,801,883    2,915,420
 Net change in unrealized appreciation
   (depreciation) of investments........    129,799         16,140       108,581        (1,716)     10,342,735    4,266,691
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    190,213         55,863       166,951        44,345      13,476,999    6,520,718
                                          ----------     ----------     ----------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     22,524          1,385         4,973        72,880       9,487,969    7,248,442
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................        255        228,818        71,338         5,485          54,381   (1,025,259)
 Redemptions for contract benefits and
   terminations.........................    (55,289)       (57,319)     (136,372)      (66,021)     (4,623,480)  (3,492,499)
 Contract maintenance charges...........       (231)          (198)          (84)         (108)        (10,594)      (9,643)
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (32,741)       172,686       (60,145)       12,236       4,908,276    2,721,041
                                          ----------     ----------     ----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    157,472        228,549       106,806        56,581      18,385,275    9,241,759
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,209,902        981,353       895,582       839,001      68,773,900   59,532,141
                                          ----------     ----------     ----------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,367,374     $1,209,902    $1,002,388      $895,582     $87,159,175  $68,773,900
                                          ==========     ==========     ==========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                               FIRST TRUST/DOW JONES
                                         FIDELITY(R) VIP STRATEGIC  FIRST TRUST MULTI INCOME     DIVIDEND & INCOME
                                              INCOME PORTFOLIO       ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
                                         -------------------------  ----------------------   ------------------------
                                             2017          2016        2017         2016         2017         2016
                                         ------------  -----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,986,309  $ 1,955,615  $   51,380   $   24,898  $    (1,924) $   (71,068)
 Net realized gain (loss)...............      558,759     (524,459)     58,683      (12,372)   2,994,770    1,006,571
 Net change in unrealized appreciation
   (depreciation) of investments........    3,389,733    3,312,793      42,738      175,705    2,128,608    1,828,498
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    5,934,801    4,743,949     152,801      188,231    5,121,454    2,764,001
                                         ------------  -----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   15,884,535   13,447,173     755,207      671,033    5,615,515    5,394,279
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    8,593,543    8,467,877     353,091      416,949    5,448,919   11,646,593
 Redemptions for contract benefits and
   terminations.........................   (5,894,075)  (3,958,385)   (111,724)    (708,275)  (3,911,078)  (1,667,773)
 Contract maintenance charges...........       (8,266)      (7,749)       (272)        (179)      (2,663)      (1,848)
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   18,575,737   17,948,916     996,302      379,528    7,150,693   15,371,251
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          740          578          32           --          250          493
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   24,511,278   22,693,443   1,149,135      567,759   12,272,397   18,135,745
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   91,573,743   68,880,300   2,852,058    2,284,299   38,062,454   19,926,709
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $116,085,021  $91,573,743  $4,001,193   $2,852,058  $50,334,851  $38,062,454
                                         ============  ===========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          FRANKLIN FOUNDING FUNDS                            FRANKLIN MUTUAL SHARES VIP
                                            ALLOCATION VIP FUND    FRANKLIN INCOME VIP FUND            FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   266,205  $   449,439  $ 2,444,921  $ 2,590,788  $   127,266   $    86,969
 Net realized gain (loss)...............     693,672        7,218     (284,115)  (1,941,890)     824,040     1,221,227
 Net change in unrealized appreciation
   (depreciation) of investments........   1,024,020    1,441,631    4,790,735    8,146,638       (8,419)      467,593
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,983,897    1,898,288    6,951,541    8,795,536      942,887     1,775,789
                                         -----------  -----------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,102,673    2,824,513    8,832,222   10,662,770      678,678       585,302
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (80,089)  (2,239,272)     319,465   (3,691,127)     299,691      (503,877)
 Redemptions for contract benefits and
   terminations.........................  (1,654,378)    (970,618)  (5,922,865)  (5,324,947)  (1,030,180)     (909,811)
 Contract maintenance charges...........      (2,525)      (2,777)      (6,745)      (6,588)      (1,786)       (1,989)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     365,681     (388,154)   3,222,077    1,640,108      (53,597)     (830,375)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           47            5           --            --
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   2,349,578    1,510,134   10,173,665   10,435,649      889,290       945,414
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  18,653,467   17,143,333   82,728,549   72,292,900   13,697,808    12,752,394
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,003,045  $18,653,467  $92,902,214  $82,728,549  $14,587,098   $13,697,808
                                         ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FRANKLIN RISING DIVIDENDS FRANKLIN STRATEGIC INCOME GOLDMAN SACHS VIT MID CAP
                                                 VIP FUND                  VIP FUND                 VALUE FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   122,122  $   (23,644) $   909,119  $ 1,133,593  $  (290,600) $   (86,387)
 Net realized gain (loss)...............   2,358,406    5,488,271   (1,099,223)  (2,071,175)   1,276,719     (748,956)
 Net change in unrealized appreciation
   (depreciation) of investments........  10,236,108    1,516,296    2,000,904    4,450,572    1,729,160    4,178,739
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  12,716,636    6,980,923    1,810,800    3,512,990    2,715,279    3,343,396
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,462,921    8,046,647    4,307,741    4,372,924    1,437,853    1,978,319
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     843,482    6,377,488      253,757   (1,657,076)  (2,871,934)  (2,665,980)
 Redemptions for contract benefits and
   terminations.........................  (4,661,129)  (2,245,313)  (4,626,286)  (3,118,823)  (2,094,196)  (1,287,084)
 Contract maintenance charges...........      (6,271)      (5,633)      (7,134)      (7,734)      (4,485)      (4,781)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,639,003   12,173,189      (71,922)    (410,709)  (3,532,762)  (1,979,526)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  17,355,639   19,154,112    1,738,878    3,102,281     (817,483)   1,363,870
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  64,082,666   44,928,554   59,266,765   56,164,484   31,473,672   30,109,802
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $81,438,305  $64,082,666  $61,005,643  $59,266,765  $30,656,189  $31,473,672
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          GUGGENHEIM VIF GLOBAL
                                         MANAGED FUTURES STRATEGY GUGGENHEIM VIF MULTI-HEDGE     HARTFORD CAPITAL
                                                  FUND              STRATEGIES FUND            APPRECIATION HLS FUND
                                         ----------------------   -------------------------  ------------------------
                                            2017         2016        2017         2016           2017         2016
                                         ----------   ----------   ---------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,720   $   63,372  $ (11,055)    $(12,571)    $   (88,211) $   (65,901)
 Net realized gain (loss)...............    (95,236)    (126,066)    16,111        7,551         576,276      550,516
 Net change in unrealized appreciation
   (depreciation) of investments........    281,743     (346,539)     9,626      (13,357)      2,192,123       74,196
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    192,227     (409,233)    14,682      (18,377)      2,680,188      558,811
                                         ----------   ----------   ---------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    258,534      539,608      3,431        9,283       2,235,708    2,855,997
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    218,190      469,455   (185,790)       9,043         594,519     (287,633)
 Redemptions for contract benefits and
   terminations.........................   (235,213)    (197,859)   (28,238)     (19,398)       (507,639)    (335,248)
 Contract maintenance charges...........       (110)         (67)       (89)        (107)         (1,533)      (1,216)
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    241,401      811,137   (210,686)      (1,179)      2,321,055    2,231,900
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --           --         --           --              41           71
                                         ----------   ----------   ---------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    433,628      401,904   (196,004)     (19,556)      5,001,284    2,790,782
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,432,361    2,030,457    881,578      901,134      12,576,902    9,786,120
                                         ----------   ----------   ---------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $2,865,989   $2,432,361  $ 685,574     $881,578     $17,578,186  $12,576,902
                                         ==========   ==========   =========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              HARTFORD GROWTH      INVESCO V.I. AMERICAN INVESCO V.I. BALANCED-RISK
                                          OPPORTUNITIES HLS FUND      FRANCHISE FUND         ALLOCATION FUND
                                         ------------------------  -------------------   -------------------------
                                             2017         2016       2017        2016        2017         2016
                                         -----------  -----------  --------   ---------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (403,001) $  (254,866) $ (8,273)  $  (6,800) $   253,208   $  (61,171)
 Net realized gain (loss)...............    (292,874)   2,262,695    58,145      (8,809)     524,606     (246,849)
 Net change in unrealized appreciation
   (depreciation) of investments........   8,050,839   (2,177,012)   77,110     (30,754)      16,931      847,335
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,354,964     (169,183)  126,982     (46,363)     794,745      539,315
                                         -----------  -----------  --------   ---------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,687,862    5,948,915     1,575       9,279    1,616,678    2,490,639
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,422,102)      98,533   (26,721)   (308,998)     (68,108)   1,834,403
 Redemptions for contract benefits and
   terminations.........................  (1,111,244)    (730,853)  (50,727)    (61,333)    (706,653)    (697,876)
 Contract maintenance charges...........      (2,914)      (2,272)      (57)        (82)         (44)          (6)
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,151,602    5,314,323   (75,930)   (361,134)     841,873    3,627,160
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (54)          58        --          --           26           87
                                         -----------  -----------  --------   ---------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   8,506,512    5,145,198    51,052    (407,497)   1,636,644    4,166,562
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  25,514,618   20,369,420   494,537     902,034    8,909,907    4,743,345
                                         -----------  -----------  --------   ---------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,021,130  $25,514,618  $545,589   $ 494,537  $10,546,551   $8,909,907
                                         ===========  ===========  ========   =========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. DIVERSIFIED  INVESCO V.I. EQUITY AND  INVESCO V.I. GLOBAL HEALTH
                                               DIVIDEND FUND             INCOME FUND               CARE FUND
                                         ------------------------  -----------------------  -------------------------
                                             2017         2016         2017        2016        2017          2016
                                         -----------  -----------  -----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    84,016  $   (85,255) $    34,560  $   34,556  $  (43,682)   $  (41,830)
 Net realized gain (loss)...............   4,138,183      887,506      208,507      93,176      (2,676)      303,315
 Net change in unrealized appreciation
   (depreciation) of investments........     704,429    5,805,732      877,647     928,029     542,664      (716,124)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   4,926,628    6,607,983    1,120,714   1,055,761     496,306      (454,639)
                                         -----------  -----------  -----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,156,209    9,093,754    4,015,716   3,431,785     501,250       539,964
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     937,345   17,778,863      859,708     740,019     249,351         1,048
 Redemptions for contract benefits and
   terminations.........................  (4,343,962)  (2,024,280)    (366,077)   (264,255)   (218,168)     (197,569)
 Contract maintenance charges...........      (7,669)      (5,693)      (1,833)     (1,132)        (42)          (21)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,741,923   24,842,644    4,507,514   3,906,417     532,391       343,422
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         182        1,007          170         167          --            --
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,668,733   31,451,634    5,628,398   4,962,345   1,028,697      (111,217)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  68,918,573   37,466,939    9,383,419   4,421,074   3,391,383     3,502,600
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $78,587,306  $68,918,573  $15,011,817  $9,383,419  $4,420,080    $3,391,383
                                         ===========  ===========  ===========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                                     ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                              ------------------------  ---------------------------  ------------------------
                                                  2017         2016         2017           2016          2017          2016
                                              -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ 1,281,641  $     1,774  $ 1,073,664    $   971,657   $   (43,802)  $   (79,687)
 Net realized gain (loss)....................   2,846,622    2,455,322     (122,555)      (764,658)      910,777       207,780
 Net change in unrealized appreciation
   (depreciation) of investments.............   4,004,246   (2,234,200)     893,231      2,876,788     8,335,868    (1,017,087)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations.................   8,132,509      222,896    1,844,340      3,083,787     9,202,843      (888,994)
                                              -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   4,384,639    6,324,658    4,654,859      4,743,487     4,513,853     4,629,252
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................  (2,749,624)  (2,896,682)    (106,430)     1,493,210    (1,173,330)     (805,626)
 Redemptions for contract benefits and
   terminations..............................  (5,601,403)  (4,461,484)  (3,841,348)    (2,397,701)   (2,946,906)   (1,901,639)
 Contract maintenance charges................      (8,957)     (10,499)      (3,759)        (3,694)       (5,928)       (6,106)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions  (3,975,345)  (1,044,007)     703,322      3,835,302       387,689     1,915,881
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 70....................................          --       (2,201)          --           (548)           --          (638)
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS........   4,157,164     (823,312)   2,547,662      6,918,541     9,590,532     1,026,249
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  74,983,777   75,807,089   38,847,675     31,929,134    43,251,331    42,225,082
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $79,140,941  $74,983,777  $41,395,337    $38,847,675   $52,841,863   $43,251,331
                                              ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                                EQUITY FUND               EQUITY FUND         IVY VIP ASSET STRATEGY
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (128,704) $  (148,239) $  (226,838) $  (177,344) $    50,505  $  (329,332)
 Net realized gain (loss)...............     162,051      579,101      402,797      349,541   (2,120,025)  (5,031,561)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,473,795      772,118    1,815,690    1,218,747    7,545,793    3,635,368
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,507,142    1,202,980    1,991,649    1,390,944    5,476,273   (1,725,525)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     927,497    1,112,583    2,593,270    2,605,405    1,665,722    1,950,542
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (337,289)    (296,056)    (220,723)     203,446   (3,656,318)  (7,052,882)
 Redemptions for contract benefits and
   terminations.........................    (893,845)    (359,784)    (871,550)    (590,761)  (2,412,472)  (2,280,467)
 Contract maintenance charges...........      (1,992)      (1,999)      (2,181)      (1,809)      (4,325)      (5,537)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (305,629)     454,744    1,498,816    2,216,281   (4,407,393)  (7,388,344)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   1,201,513    1,657,724    3,490,465    3,607,225    1,068,880   (9,113,869)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,668,956   10,011,232   15,414,495   11,807,270   35,327,079   44,440,948
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,870,469  $11,668,956  $18,904,960  $15,414,495  $36,395,959  $35,327,079
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             IVY VIP DIVIDEND
                                               OPPORTUNITIES            IVY VIP ENERGY           IVY VIP HIGH INCOME
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (26,226) $   (30,298) $  (214,941) $  (427,713) $  5,229,709  $  6,706,418
 Net realized gain (loss)...............     722,517      812,671   (1,459,183)  (2,246,177)     (851,134)   (2,326,222)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,329,854      (12,857)  (4,321,436)  12,839,467     2,038,626    11,112,472
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,026,145      769,516   (5,995,560)  10,165,577     6,417,201    15,492,668
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     615,797      667,343    2,987,732    3,435,578     9,977,724     9,103,676
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (956,441)  (1,147,083)  (1,180,672)   1,933,612     1,444,321    (5,207,398)
 Redemptions for contract benefits and
   terminations.........................    (996,315)  (1,048,199)  (2,381,076)  (1,738,853)   (7,739,112)   (5,089,465)
 Contract maintenance charges...........      (1,982)      (2,144)      (4,365)      (4,600)      (15,833)      (16,240)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,338,941)  (1,530,083)    (578,381)   3,625,737     3,667,100    (1,209,427)
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     687,204     (760,567)  (6,573,941)  13,791,314    10,084,301    14,283,241
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  15,366,133   16,126,700   42,229,503   28,438,189   122,661,086   108,377,845
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $16,053,337  $15,366,133  $35,655,562  $42,229,503  $132,745,387  $122,661,086
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         IVY VIP MICRO CAP GROWTH  IVY VIP MID CAP GROWTH   IVY VIP NATURAL RESOURCES
                                         ----------------------   ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (36,206)  $  (25,705) $  (695,124) $  (609,745) $  (130,332) $   (71,749)
 Net realized gain (loss)...............    (75,795)      69,796    1,951,131    2,489,872     (493,531)    (853,450)
 Net change in unrealized appreciation
   (depreciation) of investments........    344,094      264,236    9,796,006       91,387      738,505    2,920,107
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    232,093      308,327   11,052,013    1,971,514      114,642    1,994,908
                                         ----------   ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    845,854      384,764    3,252,605    2,917,480      501,872      667,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (129,041)     203,386     (541,136)  (1,813,506)    (366,293)     (67,303)
 Redemptions for contract benefits and
   terminations.........................   (200,192)    (128,115)  (3,142,734)  (1,687,907)    (706,405)    (635,431)
 Contract maintenance charges...........        (38)         (45)      (7,827)      (7,990)      (1,569)      (1,782)
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    516,583      459,990     (439,092)    (591,923)    (572,395)     (37,127)
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    748,676      768,317   10,612,921    1,379,591     (457,753)   1,957,781
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,706,904    1,938,587   44,464,972   43,085,381   11,075,146    9,117,365
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $3,455,580   $2,706,904  $55,077,893  $44,464,972  $10,617,393  $11,075,146
                                         ==========   ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   IVY VIP SCIENCE AND                                 JANUS HENDERSON VIT
                                                       TECHNOLOGY         IVY VIP SMALL CAP GROWTH     BALANCED PORTFOLIO
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $(1,003,677) $  (836,584) $  (363,467) $  (321,671) $   121,164  $   261,833
 Net realized gain (loss)......................   7,715,924    2,148,134      127,179    1,411,080      307,902      230,384
 Net change in unrealized appreciation
   (depreciation) of investments...............  11,989,180   (1,278,336)   5,187,888     (713,586)   6,419,309      747,878
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  18,701,427       33,214    4,951,600      375,823    6,848,375    1,240,095
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   6,752,199    6,354,594    1,916,023    2,120,475   12,579,360   10,740,428
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (979,705)  (5,443,835)    (257,444)  (1,979,439)   3,496,459    4,335,231
 Redemptions for contract benefits and
   terminations................................  (5,479,448)  (2,896,790)  (1,698,095)    (958,153)  (2,727,755)  (1,724,768)
 Contract maintenance charges..................      (8,220)      (7,791)      (3,956)      (3,732)        (538)         (17)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     284,826   (1,993,822)     (43,472)    (820,849)  13,347,526   13,350,874
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          448          439
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  18,986,253   (1,960,608)   4,908,128     (445,026)  20,196,349   14,591,408
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  62,467,606   64,428,214   23,084,446   23,529,472   34,954,353   20,362,945
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $81,453,859  $62,467,606  $27,992,574  $23,084,446  $55,150,702  $34,954,353
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   JPMORGAN INSURANCE TRUST
                                                   JANUS HENDERSON VIT    JANUS HENDERSON VIT U.S.     GLOBAL ALLOCATION
                                                 FLEXIBLE BOND PORTFOLIO  LOW VOLATILITY PORTFOLIO         PORTFOLIO
                                                ------------------------  -----------------------  ------------------------
                                                    2017         2016         2017        2016         2017         2016
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   369,005  $   261,349  $    23,523  $   29,425  $    22,638  $   229,431
 Net realized gain (loss)......................     (32,562)     (70,381)     136,787     194,848      813,696      (40,066)
 Net change in unrealized appreciation
   (depreciation) of investments...............     178,798     (293,876)   1,111,077     172,726    1,391,163      327,780
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     515,241     (102,908)   1,271,387     396,999    2,227,497      517,145
                                                -----------  -----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,450,958    8,348,443    1,347,024   2,802,372    2,758,739    3,598,234
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,582,825    4,475,813      551,422   1,984,097    2,133,619    2,089,093
 Redemptions for contract benefits and
   terminations................................  (1,406,734)    (797,593)    (365,438)   (272,661)    (710,907)    (747,935)
 Contract maintenance charges..................        (336)          (5)         (37)         --         (465)          --
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,626,713   12,026,658    1,532,971   4,513,808    4,180,986    4,939,392
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         360          400           --         178           72          198
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   6,142,314   11,924,150    2,804,358   4,910,985    6,408,555    5,456,735
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  22,530,745   10,606,595    8,175,915   3,264,930   12,782,702    7,325,967
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $28,673,059  $22,530,745  $10,980,273  $8,175,915  $19,191,257  $12,782,702
                                                ===========  ===========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             LAZARD RETIREMENT
                                                JPMORGAN INSURANCE TRUST  EMERGING MARKETS EQUITY   LORD ABBETT SERIES FUND -
                                                INCOME BUILDER PORTFOLIO         PORTFOLIO           BOND DEBENTURE PORTFOLIO
                                                -----------------------  -------------------------  -------------------------
                                                    2017        2016         2017          2016         2017          2016
                                                -----------  ----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   361,132  $  204,798  $    384,230  $  (241,282) $  3,427,568  $ 2,965,092
 Net realized gain (loss)......................     232,574     (11,802)      481,509   (2,472,402)    1,172,400   (1,022,207)
 Net change in unrealized appreciation
   (depreciation) of investments...............     653,479     131,476    19,842,318   15,024,229     3,201,159    6,211,962
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   1,247,185     324,472    20,708,057   12,310,545     7,801,127    8,154,847
                                                -----------  ----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,660,678   4,177,944     7,217,602    5,952,372    17,316,105   14,911,947
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     885,919   1,025,141     3,065,788   (1,022,824)    8,015,889    3,807,470
 Redemptions for contract benefits and
   terminations................................  (1,137,576)   (664,639)   (6,740,843)  (4,040,668)   (6,185,818)  (3,894,775)
 Contract maintenance charges..................         (52)         --       (12,389)     (11,946)       (7,273)      (6,370)
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   4,408,969   4,538,446     3,530,158      876,934    19,138,903   14,818,272
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          63          --            --           --         1,078          244
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   5,656,217   4,862,918    24,238,215   13,187,479    26,941,108   22,973,363
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......   9,800,659   4,937,741    77,798,404   64,610,925    93,139,970   70,166,607
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $15,456,876  $9,800,659  $102,036,619  $77,798,404  $120,081,078  $93,139,970
                                                ===========  ==========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          LORD ABBETT SERIES FUND -
                                                LORD ABBETT SERIES FUND -  GROWTH OPPORTUNITIES     MFS(R) INTERNATIONAL VALUE
                                                CLASSIC STOCK PORTFOLIO          PORTFOLIO                   PORTFOLIO
                                                ------------------------  ------------------------  --------------------------
                                                   2017         2016         2017         2016          2017          2016
                                                ----------   ----------   ----------   ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (25,265)  $  (17,017)  $  (67,875)  $  (66,050)  $    (70,705) $   (367,298)
 Net realized gain (loss)......................    345,432       66,030      120,648     (223,679)     4,666,942     6,083,820
 Net change in unrealized appreciation
   (depreciation) of investments...............    311,206      391,198      842,896      274,945     40,654,272    (2,205,784)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    631,373      440,211      895,669      (14,784)    45,250,509     3,510,738
                                                ----------   ----------   ----------   ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     57,525       83,182       38,849       79,919     23,159,564    22,622,179
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (190,747)    (387,184)     (63,026)    (196,535)     7,905,113     7,011,465
 Redemptions for contract benefits and
   terminations................................   (209,963)    (171,563)    (318,569)    (292,649)   (11,947,518)   (6,407,483)
 Contract maintenance charges..................       (580)        (655)        (575)        (666)       (22,209)      (19,950)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (343,765)    (476,220)    (343,321)    (409,931)    19,094,950    23,206,211
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --           --           --             --             5
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    287,608      (36,009)     552,348     (424,715)    64,345,459    26,716,954
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  4,366,459    4,402,468    4,377,301    4,802,016    172,253,286   145,536,332
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $4,654,067   $4,366,459   $4,929,649   $4,377,301   $236,598,745  $172,253,286
                                                ==========   ==========   ==========   ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                            MFS(R) MASSACHUSETTS
                                                 MFS(R) INVESTORS TRUST    INVESTORS GROWTH STOCK
                                                         SERIES                   PORTFOLIO         MFS(R) RESEARCH SERIES
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (96,637) $   (81,400) $  (124,882) $  (106,239) $   (1,204) $   (9,039)
 Net realized gain (loss)......................     737,122    1,222,290      557,159    1,119,802     146,844     130,600
 Net change in unrealized appreciation
   (depreciation) of investments...............   1,650,765     (472,727)   2,473,295     (607,415)    257,702     (23,088)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................   2,291,250      668,163    2,905,572      406,148     403,342      98,473
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,361,135      626,672    1,187,235      766,448     410,950     438,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     610,251     (129,903)     419,816      639,685    (174,060)     38,240
 Redemptions for contract benefits and
   terminations................................  (1,126,307)    (695,308)    (775,240)    (520,799)    (22,328)    (20,238)
 Contract maintenance charges..................      (1,218)      (1,246)      (1,547)      (1,402)        (15)         (2)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     843,861     (199,785)     830,264      883,932     214,547     456,898
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          --          58
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........   3,135,111      468,378    3,735,836    1,290,080     617,889     555,429
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  10,278,485    9,810,107   10,888,864    9,598,784   1,712,000   1,156,571
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $13,413,596  $10,278,485  $14,624,700  $10,888,864  $2,329,889  $1,712,000
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    MFS(R) TECHNOLOGY
                                                        PORTFOLIO          MFS(R) UTILITIES SERIES     MFS(R) VALUE SERIES
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (413,929) $  (291,174) $ 1,440,870  $ 1,063,761  $   118,660  $    86,859
 Net realized gain (loss)......................   2,511,136    1,743,950     (698,550)    (569,595)     806,297      815,625
 Net change in unrealized appreciation
   (depreciation) of investments...............   6,433,669      (89,099)   5,295,473    3,568,232    1,820,644      282,281
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   8,530,876    1,363,677    6,037,793    4,062,398    2,745,601    1,184,765
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     454,401      336,507    4,676,795    4,892,162    5,968,264    4,708,293
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   5,065,761    1,509,846     (984,519)  (2,349,981)   2,351,351    2,564,364
 Redemptions for contract benefits and
   terminations................................  (2,135,835)    (912,667)  (3,091,771)  (1,953,253)  (1,021,060)    (353,341)
 Contract maintenance charges..................      (3,497)      (3,396)      (5,591)      (5,903)        (319)          (8)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   3,380,830      930,290      594,914      583,025    7,298,236    6,919,308
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          236          237
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  11,911,706    2,293,967    6,632,707    4,645,423   10,044,073    8,104,310
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  21,844,805   19,550,838   46,478,965   41,833,542   13,803,907    5,699,597
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,756,511  $21,844,805  $53,111,672  $46,478,965  $23,847,980  $13,803,907
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 MULTIMANAGER AGGRESSIVE                                MULTIMANAGER MID CAP
                                                         EQUITY*            MULTIMANAGER CORE BOND*            GROWTH*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (192,731) $  (118,927) $    665,709  $    598,445  $  (264,597) $  (218,070)
 Net realized gain (loss)......................     932,419      765,424      (274,502)   (1,361,834)   1,519,229   (1,104,507)
 Net change in unrealized appreciation
   (depreciation) of investments...............   2,975,088     (413,767)    1,192,066     1,848,468    2,803,490    2,095,870
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   3,714,776      232,730     1,583,273     1,085,079    4,058,122      773,293
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     736,468    1,458,764     6,129,249     6,797,717    1,340,777    1,229,772
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (585,257)    (618,964)   11,778,477    (3,622,447)     110,863     (824,440)
 Redemptions for contract benefits and
   terminations................................  (1,019,939)    (620,789)   (5,447,689)   (6,213,388)  (1,183,114)    (960,117)
 Contract maintenance charges..................    (226,941)    (213,657)   (2,183,026)   (2,165,998)    (245,373)    (226,835)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (1,095,669)       5,354    10,277,011    (5,204,116)      23,153     (781,620)
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   2,619,107      238,084    11,860,284    (4,119,037)   4,081,275       (8,327)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  13,531,207   13,293,123   102,096,858   106,215,895   16,481,577   16,489,904
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $16,150,314  $13,531,207  $113,957,142  $102,096,858  $20,562,852  $16,481,577
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       NEUBERGER BERMAN
                                                  MULTIMANAGER MID CAP                               INTERNATIONAL EQUITY
                                                         VALUE*           MULTIMANAGER TECHNOLOGY*         PORTFOLIO
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (110,234) $     7,794  $  (447,808) $  (272,694) $  (23,659) $  (18,399)
 Net realized gain (loss)......................   1,069,325      518,176    4,529,140    1,747,490      66,139       3,351
 Net change in unrealized appreciation
   (depreciation) of investments...............    (114,374)   1,553,764    5,867,855      174,046     738,642     (64,591)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     844,717    2,079,734    9,949,187    1,648,842     781,122     (79,639)
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     850,371      765,093    5,817,582    5,343,904     630,083     350,384
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (7,394,942)   6,879,166    2,072,635    3,472,145     (41,452)    486,367
 Redemptions for contract benefits and
   terminations................................    (709,000)    (659,763)  (1,508,889)    (884,969)   (178,345)   (116,537)
 Contract maintenance charges..................    (151,412)    (143,645)    (258,942)    (206,204)       (321)       (278)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (7,404,983)   6,840,851    6,122,386    7,724,876     409,965     719,936
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (28)         175          223          297          --          --
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  (6,560,294)   8,920,760   16,071,796    9,374,015   1,191,087     640,297
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  18,341,150    9,420,390   24,375,612   15,001,597   3,062,293   2,421,996
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,780,856  $18,341,150  $40,447,408  $24,375,612  $4,253,380  $3,062,293
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 NEUBERGER BERMAN U.S.            PIMCO
                                                 EQUITY INDEX PUTWRITE   COMMODITYREALRETURN(R)    PIMCO EMERGING MARKETS
                                                  STRATEGY PORTFOLIO       STRATEGY PORTFOLIO          BOND PORTFOLIO
                                                ----------------------  ------------------------  ------------------------
                                                   2017        2016         2017         2016         2017         2016
                                                ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (26,901) $  (23,725) $ 1,590,723  $   (67,482) $   719,090  $   701,075
 Net realized gain (loss)......................    (14,917)    (40,515)  (2,648,316)  (3,468,907)    (307,958)    (683,117)
 Net change in unrealized appreciation
   (depreciation) of investments...............    148,583      34,080    1,125,122    5,505,289    1,163,037    1,953,535
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    106,765     (30,160)      67,529    1,968,900    1,574,169    1,971,493
                                                ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    444,517     570,004    1,223,869    1,446,758    1,326,568    1,103,260
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (49,303)   (113,080)    (753,111)    (265,802)     191,980     (455,557)
 Redemptions for contract benefits and
   terminations................................    (88,985)    (85,840)  (1,273,119)  (1,108,509)  (1,769,829)  (1,144,407)
 Contract maintenance charges..................       (166)       (166)      (1,963)      (2,452)      (2,209)      (2,644)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    306,063     370,918     (804,324)      69,995     (253,490)    (499,348)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          14           --           --          (36)          44
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........    412,828     340,772     (736,795)   2,038,895    1,320,643    1,472,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,877,972   1,537,200   17,631,313   15,592,418   19,133,174   17,660,985
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,290,800  $1,877,972  $16,894,518  $17,631,313  $20,453,817  $19,133,174
                                                ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        PIMCO GLOBAL MULTI-ASSET
                                                   PIMCO GLOBAL BOND      MANAGED ALLOCATION         PIMCO REAL RETURN
                                                 PORTFOLIO (UNHEDGED)          PORTFOLIO                 PORTFOLIO
                                                ----------------------  ----------------------   ------------------------
                                                   2017        2016        2017         2016         2017         2016
                                                ----------  ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   25,247  $    2,441  $   13,541   $   15,609  $   483,744  $   428,185
 Net realized gain (loss)......................      1,899     (18,472)     26,382      (28,911)  (1,182,808)  (1,460,007)
 Net change in unrealized appreciation
   (depreciation) of investments...............    116,260      15,365     120,803       43,051    1,886,490    3,177,703
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    143,406        (666)    160,726       29,749    1,187,426    2,145,881
                                                ----------  ----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........  1,266,532     550,360     224,207      205,870    2,380,283    2,875,991
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    397,802     223,779      17,402      303,083   (1,905,612)  (3,418,756)
 Redemptions for contract benefits and
   terminations................................   (117,625)    (95,799)   (171,372)     (58,359)  (4,579,953)  (3,828,040)
 Contract maintenance charges..................        (18)        (27)         --           --       (8,388)     (10,109)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  1,546,691     678,313      70,237      450,594   (4,113,670)  (4,380,914)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....      1,322          --          --           --       43,977           (6)
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  1,691,419     677,647     230,963      480,343   (2,882,267)  (2,235,039)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,615,460     937,813   1,275,120      794,777   58,515,133   60,750,172
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $3,306,879  $1,615,460  $1,506,083   $1,275,120  $55,632,866  $58,515,133
                                                ==========  ==========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    PIMCO TOTAL RETURN
                                                         PORTFOLIO            PROFUND VP BEAR    PROFUND VP BIOTECHNOLOGY
                                                --------------------------  ------------------  -------------------------
                                                    2017          2016        2017      2016        2017         2016
                                                ------------  ------------  --------  --------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    852,558  $    857,971  $ (2,343) $ (3,830) $  (671,805) $   (671,898)
 Net realized gain (loss)......................     (679,474)   (1,152,374)  (18,998)  (30,472)     656,094     1,854,398
 Net change in unrealized appreciation
   (depreciation) of investments...............    5,045,169     2,036,856   (16,008)  (11,316)   8,726,890   (10,461,247)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    5,218,253     1,742,453   (37,349)  (45,618)   8,711,179    (9,278,747)
                                                ------------  ------------  --------  --------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   15,805,276    18,643,788     2,612     2,821    2,699,667     3,834,072
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    4,037,248     4,132,981   (49,647)   21,070   (3,128,422)   (5,692,226)
 Redemptions for contract benefits and
   terminations................................  (11,958,866)   (9,214,231)   (6,622)   (8,159)  (3,198,894)   (1,893,700)
 Contract maintenance charges..................      (16,877)      (19,221)      (51)      (65)      (5,930)       (6,703)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    7,866,781    13,543,317   (53,708)   15,667   (3,633,579)   (3,758,557)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (109)          181        --        --           --            --
                                                ------------  ------------  --------  --------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........   13,084,925    15,285,951   (91,057)  (29,951)   5,077,600   (13,037,304)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  154,482,951   139,197,000   213,983   243,934   43,369,528    56,406,832
                                                ------------  ------------  --------  --------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $167,567,876  $154,482,951  $122,926  $213,983  $48,447,128  $ 43,369,528
                                                ============  ============  ========  ========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  PUTNAM VT ABSOLUTE     PUTNAM VT DIVERSIFIED   PUTNAM VT GLOBAL ASSET
                                                    RETURN 500 FUND           INCOME FUND            ALLOCATION FUND
                                                ----------------------  -----------------------  ----------------------
                                                   2017        2016         2017        2016        2017        2016
                                                ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (27,530) $   41,415  $   363,191  $  217,816  $    3,638  $   11,616
 Net realized gain (loss)......................     (6,017)    (23,402)     (55,858)   (303,889)     92,697      97,431
 Net change in unrealized appreciation
   (depreciation) of investments...............    163,436     (23,098)     190,681     491,303     316,193      15,367
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................    129,889      (5,085)     498,014     405,230     412,528     124,414
                                                ----------  ----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    432,575     398,730    1,845,247     922,815     906,200     932,474
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     86,435     295,296      756,064   1,939,773     927,725     (69,357)
 Redemptions for contract benefits and
   terminations................................   (179,159)   (170,342)    (342,556)   (457,976)    (58,756)    (65,108)
 Contract maintenance charges..................       (111)         (1)        (457)       (365)        (13)         --
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    339,740     523,683    2,258,298   2,404,247   1,775,156     798,009
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          15           --         137          75          30
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    469,629     518,613    2,756,312   2,809,614   2,187,759     922,453
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  2,145,297   1,626,684    7,624,154   4,814,540   2,120,347   1,197,894
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,614,926  $2,145,297  $10,380,466  $7,624,154  $4,308,106  $2,120,347
                                                ==========  ==========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         QS LEGG MASON DYNAMIC
                                                                          MULTI-STRATEGY VIT    SEI VP BALANCED STRATEGY
                                                PUTNAM VT RESEARCH FUND        PORTFOLIO                 FUND
                                                ----------------------  ----------------------  ----------------------
                                                  2017        2016         2017        2016        2017         2016
                                                 --------    --------   ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,847)   $     (8)   $      991  $  (15,596) $   34,651   $   72,309
 Net realized gain (loss)......................   12,431         658       (24,828)   (108,575)     26,135       81,438
 Net change in unrealized appreciation
   (depreciation) of investments...............   51,533      11,401       419,774      59,407     679,124      206,720
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations...................   62,117      12,051       395,937     (64,764)    739,910      360,467
                                                 --------    --------   ----------  ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   92,526      83,326       257,839     775,758   1,554,433    1,566,701
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  214,465      15,428       113,893    (955,025)    (91,393)     505,784
 Redemptions for contract benefits and
   terminations................................  (16,794)    (12,006)     (109,768)   (225,462)   (304,980)    (335,645)
 Contract maintenance charges..................       --          (2)         (608)       (568)       (104)          (2)
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  290,197      86,746       261,356    (405,297)  1,157,956    1,736,838
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....       11          --            --          19          --           --
                                                 --------    --------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  352,325      98,797       657,293    (470,042)  1,897,866    2,097,305
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  113,633      14,836     3,153,342   3,623,384   7,179,196    5,081,891
                                                 --------    --------   ----------  ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $465,958    $113,633    $3,810,635  $3,153,342  $9,077,062   $7,179,196
                                                 ========    ========   ==========  ==========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   SEI VP CONSERVATIVE      SEI VP MARKET GROWTH     SEI VP MARKET PLUS
                                                      STRATEGY FUND            STRATEGY FUND            STRATEGY FUND
                                                ------------------------  -----------------------  ----------------------
                                                    2017         2016         2017        2016        2017        2016
                                                -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    47,082  $    38,796  $    17,911  $   65,350  $    4,916  $   12,911
 Net realized gain (loss)......................     111,931      (31,199)     (10,543)    190,987      (2,128)     19,436
 Net change in unrealized appreciation
   (depreciation) of investments...............     261,731      226,563      855,140     197,059     285,906      93,309
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     420,744      234,160      862,508     453,396     288,694     125,656
                                                -----------  -----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,125,817    3,032,301      713,721   1,181,757     128,935     309,166
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (1,031,273)   2,515,236   (1,049,779)   (444,563)    (22,933)     94,273
 Redemptions for contract benefits and
   terminations................................    (820,486)  (2,501,489)    (346,379)   (398,283)   (102,686)   (245,730)
 Contract maintenance charges..................        (129)          --         (116)         --         (24)         --
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    (726,071)   3,046,048     (682,553)    338,911       3,292     157,709
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --          199           --          10          --         351
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    (305,327)   3,280,407      179,955     792,317     291,986     283,716
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,089,778    8,809,371    7,487,603   6,695,286   1,780,422   1,496,706
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,784,451  $12,089,778  $ 7,667,558  $7,487,603  $2,072,408  $1,780,422
                                                ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                SEI VP MODERATE STRATEGY  T. ROWE PRICE EQUITY INCOME    T. ROWE PRICE HEALTH
                                                          FUND                 PORTFOLIO-II              SCIENCES PORTFOLIO-II
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016        2017          2016           2017          2016
                                                -----------  -----------   ----------    ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    29,217  $   111,915  $   28,218    $   31,899    $ (1,820,987) $ (1,627,407)
 Net realized gain (loss)......................     283,716       23,806     772,795       341,550       9,826,709     5,210,086
 Net change in unrealized appreciation
   (depreciation) of investments...............     405,366      414,479      52,332       184,138      21,135,332   (18,780,280)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................     718,299      550,200     853,345       557,587      29,141,054   (15,197,601)
                                                -----------  -----------   ----------    ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     603,513    5,058,838   2,229,221     1,346,381      12,332,305    14,615,778
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (4,275,157)    (160,621)    351,348       504,654      (1,258,359)   (7,067,543)
 Redemptions for contract benefits and
   terminations................................    (741,139)  (1,582,422)   (272,592)     (251,476)     (7,942,568)   (5,359,180)
 Contract maintenance charges..................        (191)          --         (71)          (44)        (15,363)      (14,866)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (4,412,974)   3,315,795   2,307,906     1,599,515       3,116,015     2,174,189
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          36           116             620            --
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........  (3,694,675)   3,865,995   3,161,287     2,157,218      32,257,689   (13,023,412)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,143,527    8,277,532   4,568,116     2,410,898     114,513,808   127,537,220
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $ 8,448,852  $12,143,527  $7,729,403    $4,568,116    $146,771,497  $114,513,808
                                                ===========  ===========   ==========    ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  TEMPLETON DEVELOPING                                TEMPLETON GLOBAL BOND VIP
                                                    MARKETS VIP FUND      TEMPLETON FOREIGN VIP FUND            FUND
                                                ------------------------  -------------------------  --------------------------
                                                    2017         2016        2017          2016          2017          2016
                                                -----------  -----------  ----------   -----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (90,351) $   (81,053) $   99,381   $    40,045   $ (1,886,206) $ (1,896,247)
 Net realized gain (loss)......................     960,540   (1,656,179)   (191,307)     (334,651)    (1,451,029)   (4,702,560)
 Net change in unrealized appreciation
   (depreciation) of investments...............   3,852,321    2,568,385   1,278,776       678,766      4,063,117     8,433,752
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................   4,722,510      831,153   1,186,850       384,160        725,882     1,834,945
                                                -----------  -----------  ----------   -----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,209,877      621,764     194,714       140,563     11,730,082    13,362,335
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (5,998,444)   6,546,726    (607,944)   (1,167,509)    (3,965,190)  (11,655,568)
 Redemptions for contract benefits and
   terminations................................    (925,512)    (386,760)   (516,369)     (492,292)    (9,099,927)   (8,729,493)
 Contract maintenance charges..................      (1,775)      (1,881)     (1,014)       (1,176)       (15,892)      (17,840)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (5,715,854)   6,779,849    (930,613)   (1,520,414)    (1,350,927)   (7,040,566)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          --       (10,368)            --            --
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    (993,344)   7,611,002     256,237    (1,146,622)      (625,045)   (5,205,621)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  15,169,531    7,558,529   8,378,166     9,524,788    135,073,307   140,278,928
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $14,176,187  $15,169,531  $8,634,403   $ 8,378,166   $134,448,262  $135,073,307
                                                ===========  ===========  ==========   ===========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                    VANECK VIP UNCONSTRAINED
                                                                           VANECK VIP GLOBAL HARD   EMERGING MARKETS BOND
                                                TEMPLETON GROWTH VIP FUND        ASSETS FUND               FUND
                                                ------------------------  ------------------------  -----------------------
                                                   2017         2016          2017         2016       2017         2016
                                                ----------   ----------   -----------  -----------   --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    4,886   $   11,974   $  (362,667) $  (260,359) $  7,681     $ (8,159)
 Net realized gain (loss)......................     63,258       86,074    (2,028,807)  (4,483,545)   (6,140)     (14,857)
 Net change in unrealized appreciation
   (depreciation) of investments...............    229,919       37,410     1,188,712   13,223,015    77,633       53,813
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from operations...................    298,063      135,458    (1,202,762)   8,479,111    79,174       30,797
                                                ----------   ----------   -----------  -----------   --------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     16,742       40,739     1,864,099    2,311,378   128,608      183,861
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (46,071)     (92,366)   (2,799,810)   1,515,063    56,698       23,452
 Redemptions for contract benefits and
   terminations................................   (175,947)    (129,982)   (1,893,136)  (1,686,230)  (80,347)     (58,451)
 Contract maintenance charges..................       (226)        (278)       (3,849)      (4,563)        6           --
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (205,502)    (181,887)   (2,832,696)   2,135,648   104,965      148,862
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --            --           --        --            5
                                                ----------   ----------   -----------  -----------   --------     --------

NET INCREASE (DECREASE) IN NET ASSETS..........     92,561      (46,429)   (4,035,458)  10,614,759   184,139      179,664
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,868,602    1,915,031    30,085,897   19,471,138   755,898      576,234
                                                ----------   ----------   -----------  -----------   --------     --------

NET ASSETS -- END OF YEAR OR PERIOD............ $1,961,163   $1,868,602   $26,050,439  $30,085,897  $940,037     $755,898
                                                ==========   ==========   ===========  ===========   ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                         2017                        2016
                                                              --------------------------  --------------------------
                                                                                  NET                         NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                              --------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...............        B            57      (17)      40        42     (207)    (165)

1290 VT DOUBLELINE DYNAMIC ALLOCATION........        B           210     (158)      52       332     (142)     190

1290 VT DOUBLELINE OPPORTUNISTIC BOND........        B         1,436     (126)   1,310       570      (25)     545

1290 VT ENERGY...............................        B           161      (95)      66       287     (103)     184

1290 VT EQUITY INCOME........................        A           105     (150)     (45)      132     (168)     (36)
1290 VT EQUITY INCOME........................        B           156     (194)     (38)      272     (333)     (61)

1290 VT GAMCO MERGERS & ACQUISITIONS.........        A            98     (125)     (27)      135     (131)       4
1290 VT GAMCO MERGERS & ACQUISITIONS.........        B           145      (39)     106       130      (45)      85

1290 VT GAMCO SMALL COMPANY VALUE............        A           831     (672)     159       958     (673)     285
1290 VT GAMCO SMALL COMPANY VALUE............        B           924     (147)     777     1,019     (171)     848

1290 VT HIGH YIELD BOND......................        B           351     (176)     175       516     (290)     226

1290 VT LOW VOLATILITY GLOBAL EQUITY.........        B            54      (17)      37        77      (29)      48

1290 VT NATURAL RESOURCES....................        B           283     (287)      (4)      576     (216)     360

1290 VT REAL ESTATE..........................        B           245     (240)       5       456     (194)     262

1290 VT SMARTBETA EQUITY.....................        B            28       (9)      19        28       (6)      22

1290 VT SOCIALLY RESPONSIBLE.................        B            43      (24)      19       109      (51)      58

7TWELVE/TM/ BALANCED PORTFOLIO...............     CLASS 4        360   (1,177)    (817)      472   (1,310)    (838)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO....     CLASS B         12      (46)     (34)       25      (38)     (13)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO......     CLASS B         57      (18)      39        48      (11)      37

AB VPS GROWTH AND INCOME PORTFOLIO...........     CLASS B        104      (45)      59       175      (17)     158

AB VPS INTERNATIONAL GROWTH PORTFOLIO........     CLASS B        135     (145)     (10)       46     (122)     (76)

AB VPS REAL ESTATE INVESTMENT PORTFOLIO......     CLASS B        156      (64)      92       290      (56)     234

AB VPS SMALL/MID CAP VALUE PORTFOLIO.........     CLASS B        101      (34)      67       167      (39)     128

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

ALL ASSET GROWTH-ALT 20...........................        A           812     (160)      652      275     (103)      172
ALL ASSET GROWTH-ALT 20...........................        B         1,315     (162)    1,153       --       --        --

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..    CLASS III       138      (28)      110      131      (21)      110

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....    CLASS II        280      (91)      189      198      (97)      101

AMERICAN CENTURY VP LARGE COMPANY VALUE...........    CLASS II         12      (20)       (8)       9      (35)      (26)

AMERICAN CENTURY VP MID CAP VALUE FUND............    CLASS II      1,601     (565)    1,036    2,005     (417)    1,588

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................     CLASS 4      1,765     (163)    1,602    1,325     (311)    1,014

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..     CLASS 4        673     (654)       19    1,834     (492)    1,342

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................     CLASS 4        258      (55)      203      197      (55)      142

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................     CLASS 4        232     (121)      111      216     (210)        6

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................     CLASS 4        417      (55)      362      235     (101)      134

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/.......................     CLASS 4        177      (32)      145      130      (88)       42

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2       152      (74)       78       99     (119)      (20)

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4      1,150     (553)      597      935     (393)      542

AXA 400 MANAGED VOLATILITY........................        B           269     (635)     (366)     661     (943)     (282)

AXA 500 MANAGED VOLATILITY........................        B           455   (1,704)   (1,249)   1,023   (1,563)     (540)

AXA 2000 MANAGED VOLATILITY.......................        B           287     (678)     (391)     499   (1,010)     (511)

AXA AGGRESSIVE ALLOCATION.........................        A            39     (112)      (73)      70     (108)      (38)
AXA AGGRESSIVE ALLOCATION.........................        B           374      (90)      284      223      (68)      155

AXA AGGRESSIVE STRATEGY...........................        B        37,571   (7,216)   30,355   62,945  (41,331)   21,614

AXA BALANCED STRATEGY.............................        B        15,796  (14,972)      824   35,856  (24,470)   11,386

AXA CONSERVATIVE GROWTH STRATEGY..................        B         9,607  (10,180)     (573)  21,430  (12,671)    8,759

AXA CONSERVATIVE STRATEGY.........................        B         9,209  (18,252)   (9,043)  22,769  (15,085)    7,684

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A            23      (77)      (54)      28      (91)      (63)
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B            48      (55)       (7)      88      (68)       20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         2017                         2016
                                                              --------------------------  ---------------------------
                                                                                  NET                          NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS     INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)    (000'S)
                                              --------------- ------- -------- ---------- ------- --------  ----------

AXA GROWTH STRATEGY..........................        B        29,158  (11,019)   18,139    59,112  (38,826)   20,286

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        A            70      (72)       (2)       65      (76)      (11)
AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B            55     (109)      (54)      114     (152)      (38)

AXA INTERNATIONAL MANAGED VOLATILITY.........        B           299   (1,983)   (1,684)    1,081   (1,446)     (365)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        A            23      (52)      (29)       11      (64)      (53)

AXA LARGE CAP CORE MANAGED VOLATILITY........        B            90     (112)      (22)      170     (154)       16

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        A            40      (59)      (19)       25      (65)      (40)
AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B            64     (129)      (65)      164     (203)      (39)

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A            97      (83)       14       122     (609)     (487)
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B            61     (138)      (77)      228     (234)       (6)

AXA MID CAP VALUE MANAGED VOLATILITY.........        A            50      (37)       13        59      (42)       17
AXA MID CAP VALUE MANAGED VOLATILITY.........        B            59      (85)      (26)      206     (120)       86

AXA MODERATE ALLOCATION......................        A           666     (865)     (199)      891     (873)       18
AXA MODERATE ALLOCATION......................        B         1,350     (537)      813     2,085     (662)    1,423

AXA MODERATE GROWTH STRATEGY.................        B        25,909  (27,656)   (1,747)   59,339  (46,165)   13,174

AXA MODERATE-PLUS ALLOCATION.................        A            86     (325)     (239)       48     (358)     (310)
AXA MODERATE-PLUS ALLOCATION.................        B           751     (309)      442       763     (257)      506

AXA ULTRA CONSERVATIVE STRATEGY..............        B        12,478  (23,334)  (10,856)  190,414 (171,098)   19,316

AXA/AB DYNAMIC GROWTH........................        B        14,718     (961)   13,757    19,894     (519)   19,375

AXA/AB DYNAMIC MODERATE GROWTH...............        B        15,338  (16,648)   (1,310)   41,438  (39,258)    2,180

AXA/AB SHORT DURATION GOVERNMENT BOND........        B            97      (56)       41       275     (222)       53

AXA/AB SMALL CAP GROWTH......................        A           284     (175)      109       460     (177)      283
AXA/AB SMALL CAP GROWTH......................        B           250     (124)      126       272     (258)       14

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B           157     (768)     (611)      255   (1,183)     (928)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        A           785      (53)      732        84      (58)       26
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        B            40      (72)      (32)      118     (142)      (24)

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................        A            11      (30)      (19)       28      (31)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B           101     (115)      (14)     198     (263)      (65)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A            45     (115)      (70)      32     (117)      (85)
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B            27      (52)      (25)      59      (96)      (37)

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............        B        12,655     (292)   12,363   17,741     (176)   17,565

AXA/INVESCO STRATEGIC ALLOCATION..................        B         5,863     (399)    5,464   10,004     (296)    9,708

AXA/JANUS ENTERPRISE..............................        A           240     (305)      (65)     157     (367)     (210)
AXA/JANUS ENTERPRISE..............................        B           249     (189)       60      307     (229)       78

AXA/LEGG MASON STRATEGIC ALLOCATION...............        B         5,798     (126)    5,672    4,948      (76)    4,872

AXA/LOOMIS SAYLES GROWTH..........................        A           612     (207)      405      747     (137)      610
AXA/LOOMIS SAYLES GROWTH..........................        B           581     (137)      444      658     (153)      505

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        A             9      (13)       (4)       6      (12)       (6)
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        B            20      (53)      (33)      77      (70)        7

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        A             5      (25)      (20)      13      (39)      (26)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        B           108     (213)     (105)     273     (303)      (30)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............    CLASS III     1,368   (1,085)      283    1,672   (1,097)      575

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........    CLASS III       141     (218)      (77)     132     (120)       12

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........    CLASS III       194     (172)       22      230     (221)        9

CHARTER/SM/ AGGRESSIVE GROWTH.....................        B           126      (94)       32      313     (237)       76

CHARTER/SM/ CONSERVATIVE..........................        B           672     (652)       20    1,383     (299)    1,084

CHARTER/SM/ GROWTH................................        B           167     (217)      (50)     221     (236)      (15)

CHARTER/SM/ MODERATE..............................        B         1,060     (362)      698      568     (278)      290

CHARTER/SM/ MODERATE GROWTH.......................        B           421     (422)       (1)     735     (318)      417

CHARTER/SM/ MULTI-SECTOR BOND.....................        B            17      (28)      (11)      31      (73)      (42)

CHARTER/SM/ SMALL CAP GROWTH......................        B           219     (195)       24      346     (380)      (34)

CHARTER/SM/ SMALL CAP VALUE.......................        B           172     (507)     (335)     691     (968)     (277)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..    CLASS II        632     (454)      178    1,197     (752)      445

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                2017                        2016
                                                                     --------------------------  --------------------------
                                                                                         NET                         NET
                                                                      UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                     ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                       SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                     --------------- ------- -------- ---------- ------- -------- ----------

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.........    CLASS II        306      (62)     244       369      (44)     325

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO....    CLASS II        552     (175)     377       932     (214)     718

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..............    CLASS II         79      (37)      42       150      (30)     120

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...........  SERVICE CLASS     517     (178)     339       505     (178)     327

DELAWARE VIP(R) EMERGING MARKETS SERIES.............  SERVICE CLASS     223      (78)     145        55      (38)      17

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES.............................................  SERVICE CLASS     288     (175)     113       550     (283)     267

EATON VANCE VT FLOATING-RATE INCOME FUND............  INITIAL CLASS     911     (213)     698     1,001     (292)     709

EQ/BLACKROCK BASIC VALUE EQUITY.....................        A           440     (624)    (184)      658     (751)     (93)
EQ/BLACKROCK BASIC VALUE EQUITY.....................        B           441     (186)     255       452     (187)     265

EQ/CAPITAL GUARDIAN RESEARCH........................        A            70      (96)     (26)       45      (80)     (35)
EQ/CAPITAL GUARDIAN RESEARCH........................        B            50      (61)     (11)       76      (82)      (6)

EQ/COMMON STOCK INDEX...............................        A           421     (122)     299       277     (200)      77
EQ/COMMON STOCK INDEX...............................        B           348     (139)     209       545     (434)     111

EQ/CORE BOND INDEX..................................        B         3,944   (3,800)     144     8,462   (7,730)     732

EQ/EMERGING MARKETS EQUITY PLUS.....................        B           456     (265)     191       406     (219)     187

EQ/EQUITY 500 INDEX.................................        A         2,100     (818)   1,282     2,848   (1,834)   1,014
EQ/EQUITY 500 INDEX.................................        B         2,278     (390)   1,888     2,368     (916)   1,452

EQ/GLOBAL BOND PLUS.................................        A            55     (115)     (60)       87     (106)     (19)
EQ/GLOBAL BOND PLUS.................................        B            45      (50)      (5)       83     (118)     (35)

EQ/INTERMEDIATE GOVERNMENT BOND.....................        B         1,584   (1,758)    (174)    2,712   (2,477)     235

EQ/INTERNATIONAL EQUITY INDEX.......................        A           609     (362)     247       447     (256)     191
EQ/INTERNATIONAL EQUITY INDEX.......................        B           648     (176)     472       610     (138)     472

EQ/INVESCO COMSTOCK.................................        A           152     (169)     (17)      206     (309)    (103)
EQ/INVESCO COMSTOCK.................................        B            64      (92)     (28)      102     (217)    (115)

EQ/JPMORGAN VALUE OPPORTUNITIES.....................        A           151     (133)      18       131      (70)      61
EQ/JPMORGAN VALUE OPPORTUNITIES.....................        B           110      (59)      51       165      (86)      79

EQ/LARGE CAP GROWTH INDEX...........................        A           447     (174)     273       440     (197)     243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
EQ/LARGE CAP GROWTH INDEX.........................        B           515     (111)      404      475      (89)     386

EQ/LARGE CAP VALUE INDEX..........................        A           358     (140)      218      335     (669)    (334)
EQ/LARGE CAP VALUE INDEX..........................        B           388     (116)      272      305      (90)     215

EQ/MFS INTERNATIONAL GROWTH.......................        A           431     (209)      222      280     (239)      41
EQ/MFS INTERNATIONAL GROWTH.......................        B           391     (208)      183      445     (242)     203

EQ/MID CAP INDEX..................................        A           489     (595)     (106)     965     (223)     742
EQ/MID CAP INDEX..................................        B           565     (168)      397      614     (366)     248

EQ/MONEY MARKET...................................        A         4,821   (7,476)   (2,655)   9,604   (8,389)   1,215
EQ/MONEY MARKET...................................        B         7,210   (7,560)     (350)  12,229  (11,506)     723

EQ/OPPENHEIMER GLOBAL.............................        A           926     (296)      630      311     (478)    (167)
EQ/OPPENHEIMER GLOBAL.............................        B           311     (253)       58      459     (264)     195

EQ/PIMCO GLOBAL REAL RETURN.......................        B           983     (309)      674      894     (439)     455

EQ/PIMCO ULTRA SHORT BOND.........................        A           556     (757)     (201)     995     (788)     207
EQ/PIMCO ULTRA SHORT BOND.........................        B           427     (232)      195      676     (518)     158

EQ/QUALITY BOND PLUS..............................        B           425     (246)      179      591     (589)       2

EQ/SMALL COMPANY INDEX............................        A           408     (601)     (193)     913     (245)     668
EQ/SMALL COMPANY INDEX............................        B           391     (114)      277      561     (135)     426

EQ/T. ROWE PRICE GROWTH STOCK.....................        A         1,226     (453)      773      887     (558)     329
EQ/T. ROWE PRICE GROWTH STOCK.....................        B         1,010     (426)      584    1,333     (659)     674

EQ/UBS GROWTH & INCOME............................        B           102     (165)      (63)     415     (326)      89

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS     577     (260)      317      789     (386)     403

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS     194      (46)      148      149      (89)      60

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2     10       (8)        2       18      (28)     (10)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........... SERVICE CLASS 2  1,403     (776)      627    1,246   (1,442)    (196)

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2     25       (3)       22        1      (14)     (13)

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2      9       (7)        2        7      (20)     (13)

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2      5       (8)       (3)      20       (6)      14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2      6     (10)       (4)        9       (8)       1

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2    731    (363)      368       729     (474)     255

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2  2,274    (682)    1,592     2,392     (815)   1,577

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES     172     (78)       94       124      (85)      39

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO............................. CLASS I SHARES   1,048    (474)      574     1,516     (252)   1,264

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2        221    (188)       33       272     (308)     (36)

FRANKLIN INCOME VIP FUND..........................     CLASS 2      1,052    (715)      337     1,409   (1,198)     211

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2        135    (116)       19       102     (142)     (40)

FRANKLIN RISING DIVIDENDS VIP FUND................     CLASS 2        918    (540)      378     1,534     (558)     976

FRANKLIN STRATEGIC INCOME VIP FUND................     CLASS 2        527    (536)       (9)      706     (750)     (44)

GOLDMAN SACHS VIT MID CAP VALUE FUND.............. SERVICE SHARES      91    (263)     (172)      141     (248)    (107)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES      81     (50)       31       147      (61)      86

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES       4     (26)      (22)       11      (12)      (1)

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC           334    (128)      206       426     (189)     237

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC           410    (311)       99       941     (432)     509

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II         3      (6)       (3)        3      (23)     (20)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II       276    (196)       80       512     (152)     360

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II       647    (422)      225     1,645     (273)   1,372

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II       448     (47)      401       478      (74)     404

INVESCO V.I. GLOBAL HEALTH CARE FUND..............    SERIES II        99     (45)       54       118      (71)      47

INVESCO V.I. GLOBAL REAL ESTATE FUND..............    SERIES II       390    (606)     (216)      620     (639)     (19)

INVESCO V.I. HIGH YIELD FUND......................    SERIES II       725    (642)       83     1,114     (758)     356

INVESCO V.I. INTERNATIONAL GROWTH FUND............    SERIES II       472    (383)       89       580     (371)     209

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II        70     (88)      (18)      110      (80)      30

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II       206    (106)      100       280     (113)     167

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

IVY VIP ASSET STRATEGY.................................    CLASS II        200    (596)     (396)      314   (1,033)    (719)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II         45    (120)      (75)       83     (179)     (96)

IVY VIP ENERGY.........................................    CLASS II        718    (764)      (46)    1,235     (875)     360

IVY VIP HIGH INCOME....................................    CLASS II        858    (645)      213     1,006   (1,099)     (93)

IVY VIP MICRO CAP GROWTH...............................    CLASS II        105     (54)       51       103      (50)      53

IVY VIP MID CAP GROWTH.................................    CLASS II        206    (229)      (23)      256     (289)     (33)

IVY VIP NATURAL RESOURCES..............................    CLASS II        191    (271)      (80)      283     (289)      (6)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II        585    (514)       71       582     (630)     (48)

IVY VIP SMALL CAP GROWTH...............................    CLASS II        163    (166)       (3)      221     (265)     (44)

JANUS HENDERSON VIT BALANCED PORTFOLIO................. SERVICE SHARES   1,439    (286)    1,153     1,564     (268)   1,296

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO............ SERVICE SHARES     843    (292)      551     1,604     (433)   1,171

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO...... SERVICE SHARES     189     (66)      123       462      (78)     384

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO...    CLASS 2         471     (90)      381       662     (154)     508

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO......    CLASS 2         531    (122)      409       547      (97)     450

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   1,196    (855)      341     1,264   (1,140)     124

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO....   VC SHARES      2,232    (667)    1,565     2,292     (974)   1,318

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....   VC SHARES         11     (33)      (22)       15      (51)     (36)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................   VC SHARES         48     (71)      (23)       63      (94)     (31)

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    2,241    (804)    1,437     2,488     (696)   1,792

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      158     (84)       74        91      (94)      (3)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      124     (86)       38       120      (75)      45

MFS(R) RESEARCH SERIES................................. SERVICE CLASS       54     (32)       22        55      (13)      42

MFS(R) TECHNOLOGY PORTFOLIO............................ SERVICE CLASS      284    (160)      124       251     (209)      42

MFS(R) UTILITIES SERIES................................ SERVICE CLASS      426    (353)       73       715     (693)      22

MFS(R) VALUE SERIES.................................... SERVICE CLASS      753    (140)      613       713      (66)     647

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER AGGRESSIVE EQUITY.........................       B             61     (101)     (40)      152     (146)       6

MULTIMANAGER CORE BOND.................................       B          1,231     (480)     751     1,751   (2,145)    (394)

MULTIMANAGER MID CAP GROWTH............................       B            135     (137)      (2)      187     (232)     (45)

MULTIMANAGER MID CAP VALUE.............................       B             77     (422)    (345)      463     (124)     339

MULTIMANAGER TECHNOLOGY................................       B            714     (238)     476       862     (201)     661

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO........ CLASS S SHARES     102      (68)      34       108      (27)      81

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO............................................. CLASS S SHARES      65      (32)      33        96      (54)      42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........ ADVISOR CLASS      367     (499)    (132)      694     (706)     (12)

PIMCO EMERGING MARKETS BOND PORTFOLIO.................. ADVISOR CLASS      251     (247)       4       333     (357)     (24)

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................. ADVISOR CLASS      173      (20)     153        98      (31)      67

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.. ADVISOR CLASS       33      (26)       7        84      (39)      45

PIMCO REAL RETURN PORTFOLIO............................ ADVISOR CLASS      398     (760)    (362)      495     (891)    (396)

PIMCO TOTAL RETURN PORTFOLIO........................... ADVISOR CLASS    2,345   (1,577)     768     4,293   (2,964)   1,329

PROFUND VP BEAR........................................ COMMON SHARES       27      (49)     (22)      140     (139)       1

PROFUND VP BIOTECHNOLOGY............................... COMMON SHARES      143     (261)    (118)      229     (364)    (135)

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................    CLASS B          73      (39)      34        88      (35)      53

PUTNAM VT DIVERSIFIED INCOME FUND......................    CLASS B         330     (108)     222       543     (270)     273

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................    CLASS B         168       (7)     161       107      (24)      83

PUTNAM VT RESEARCH FUND................................    CLASS B          30       (5)      25        11       (1)      10

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....    CLASS II         66      (40)      26       120     (164)     (44)

SEI VP BALANCED STRATEGY FUND..........................   CLASS III        232     (127)     105       250      (69)     181

SEI VP CONSERVATIVE STRATEGY FUND......................   CLASS III        306     (377)     (71)      628     (326)     302

SEI VP MARKET GROWTH STRATEGY FUND.....................   CLASS III         72     (133)     (61)      149     (106)      43

SEI VP MARKET PLUS STRATEGY FUND.......................   CLASS III         14      (14)      --        66      (47)      19

SEI VP MODERATE STRATEGY FUND..........................   CLASS III         92     (505)    (413)      718     (368)     350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............    CLASS II        240      (41)     199       306     (150)     156

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............    CLASS II        867     (511)     356     1,241     (799)     442

TEMPLETON DEVELOPING MARKETS VIP FUND..................    CLASS 2         532   (1,097)    (565)    1,270     (538)     732

TEMPLETON FOREIGN VIP FUND.............................    CLASS 2          61     (138)     (77)       63     (211)    (148)

TEMPLETON GLOBAL BOND VIP FUND.........................    CLASS 2       1,289   (1,297)      (8)    1,382   (1,912)    (530)

TEMPLETON GROWTH VIP FUND..............................    CLASS 2           2      (16)     (14)        6      (20)     (14)

VANECK VIP GLOBAL HARD ASSETS FUND..................... CLASS S SHARES     565     (932)    (367)    1,429   (1,110)     319

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.... INITIAL CLASS       31      (22)       9        29      (13)      16

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946--Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. American Franchise Fund
  .   Invesco V.I. Balanced-Risk Allocation Fund
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Equity and Income Fund
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
  .   AB VPS Balanced Wealth Strategy Portfolio
  .   AB VPS Global Thematic Growth Portfolio
  .   AB VPS Growth and Income Portfolio
  .   AB VPS International Growth Portfolio
  .   AB VPS Real Estate Investment Portfolio
  .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
  .   ALPS I Red Rocks Listed Private Equity Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Inflation Protection Fund
  .   American Century VP Large Company Value
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) Bond Fund/SM/
  .   American Funds Insurance Series(R) Global Growth Fund/SM/
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) Growth-Income Fund/SM/
  .   American Funds Insurance Series(R) International Growth and Income
      Fund/SM/
  .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Aggressive Growth
  .   Charter/SM/ Conservative
  .   Charter/SM/ Growth
  .   Charter/SM/ Moderate
  .   Charter/SM/ Moderate Growth
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Global Opportunities V.I. Fund

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   BlackRock Large Cap Focus Growth V.I. Fund/(1)/

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
  .   Delaware VIP(R) Diversified Income Series
  .   Delaware VIP(R) Emerging Markets Series
  .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
  .   Eaton Vance VT Floating-Rate Income Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(2)/
  .   1290 VT DoubleLine Dynamic Allocation/(3)/
  .   1290 VT DoubleLine Opportunistic Bond/(4)/
  .   1290 VT Energy/(5)/
  .   1290 VT Equity Income/(6)/
  .   1290 VT GAMCO Mergers & Acquisitions/(7)/
  .   1290 VT GAMCO Small Company Value/(8)/
  .   1290 VT High Yield Bond/(9)/
  .   1290 VT Low Volatility Global Equity/(10)/
  .   1290 VT Natural Resources/(11)/
  .   1290 VT Real Estate/(12)/
  .   1290 VT SmartBeta Equity/(13)/
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   AXA/AB Dynamic Aggressive Growth/(19)/
  .   AXA/AB Dynamic Growth
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Goldman Sachs Strategic Allocation
  .   AXA/Invesco Strategic Allocation
  .   AXA/Janus Enterprise
  .   AXA/JPMorgan Strategic Allocation/(19)/
  .   AXA/Legg Mason Strategic Allocation
  .   AXA/Loomis Sayles Growth
  .   AXA/Mutual Large Cap Equity Managed Volatility
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FEDERATED INSURANCE SERIES
  .   Federated High Income Bond Fund II
  .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Freedom 2015 Portfolio
  .   Fidelity(R) VIP Freedom 2020 Portfolio
  .   Fidelity(R) VIP Freedom 2025 Portfolio
  .   Fidelity(R) VIP Freedom 2030 Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust Multi Income Allocation Portfolio
  .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Founding Funds Allocation VIP Fund
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Foreign VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSUANCE FUNDS
  .   Guggenheim VIF Global Managed Futures Strategy Fund
  .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
  .   Hartford Capital Appreciation HLS Fund
  .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Asset Strategy
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Micro Cap Growth
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Natural Resources/(14)/
  .   Ivy VIP Science and Technology
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson VIT Balanced Portfolio/(15)/
  .   Janus Henderson VIT Flexible Bond Portfolio/(16)/
  .   Janus Henderson VIT U.S. Low Volatility Portfolio/(17)/

     JPMORGAN INSURANCE TRUST
  .   JPMorgan Insurance Trust Global Allocation Portfolio
  .   JPMorgan Insurance Trust Income Builder Portfolio

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   ClearBridge Variable Aggressive Growth Portfolio
  .   ClearBridge Variable Appreciation Portfolio
  .   ClearBridge Variable Dividend Strategy Portfolio
  .   ClearBridge Variable Mid Cap Portfolio
  .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund -- Bond Debenture Portfolio
  .   Lord Abbett Series Fund -- Classic Stock Portfolio
  .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Research Series
  .   MFS(R) Technology Portfolio
  .   MFS(R) Utilities Series
  .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  .   Neuberger Berman International Equity Portfolio
  .   Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio/(18)/

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Emerging Markets Bond Portfolio
  .   PIMCO Global Bond Portfolio (Unhedged)
  .   PIMCO Global Multi-Asset Managed Allocation Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     PROFUNDS VP
  .   ProFund VP Bear
  .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
  .   Putnam VT Absolute Return 500 Fund
  .   Putnam VT Diversified Income Fund
  .   Putnam VT Global Asset Allocation Fund
  .   Putnam VT Research Fund

     SEI INSURANCE PRODUCTS TRUST
  .   SEI VP Balanced Strategy Fund
  .   SEI VP Conservative Strategy Fund
  .   SEI VP Market Growth Strategy Fund

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)

  .   SEI VP Market Plus Strategy Fund
  .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio-II
  .   T. Rowe Price Health Sciences Portfolio-II

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund


  (1)Formerly known as BlackRock Large Cap Growth V.I. Fund.
  (2)Formerly known as EQ/Convertible Securities.
  (3)Formerly known as All Asset Moderate Growth-Alt 15.
  (4)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (5)Formerly known as EQ/Energy ETF.
  (6)Formerly known as EQ/Boston Advisors Equity Income.
  (7)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (8)Formerly known as EQ/GAMCO Small Company Value.
  (9)Formerly known as EQ/High Yield Bond.
 (10)Formerly known as EQ/Low Volatility Global ETF.
 (11)Formerly known as AXA Natural Resources.

 (12)Formerly known as AXA Real Estate.
 (13)Formerly known as AXA SmartBeta Equity.
 (14)Formerly known as Ivy VIP Global Natural Resources.
 (15)Formerly known as Janus Aspen Series Balanced Portfolio.
 (16)Formerly known as Janus Aspen Series Flexible Bond Portfolio.
 (17)Formerly known as Janus Aspen Series Intech U.S. Low Volatility Portfolio.
 (18)Formerly known as Neuberger Berman Absolute Return Multi-Manager Portfolio.
 (19)The Variable Investment Options were offered to the public on November 20, 2017 but had no units at December 31, 2017 thus financial statements have not been included herein.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                                              PURCHASES      SALES
                                                                             ------------ ------------
1290 VT Convertible Securities.............................................. $  1,289,341 $    213,972
1290 VT DoubleLine Dynamic Allocation.......................................    3,292,892    2,022,518
1290 VT DoubleLine Opportunistic Bond.......................................    7,563,890    3,407,796
1290 VT Energy..............................................................    1,291,732      743,111
1290 VT Equity Income.......................................................    6,560,977    4,950,036
1290 VT GAMCO Mergers & Acquisitions........................................    3,891,852    2,387,912
1290 VT GAMCO Small Company Value...........................................   54,003,048   22,637,316
1290 VT High Yield Bond.....................................................    4,581,617    2,154,986
1290 VT Low Volatility Global Equity........................................    2,930,657    4,706,949
1290 VT Natural Resources...................................................    2,502,635    2,406,186
1290 VT Real Estate.........................................................    3,330,739    2,904,450
1290 VT SmartBeta Equity....................................................      974,399      121,145
1290 VT Socially Responsible................................................    1,170,496      455,367
7Twelve/TM/ Balanced Portfolio..............................................    4,079,919   13,829,994
AB VPS Balanced Wealth Strategy Portfolio...................................      320,207      775,422
AB VPS Global Thematic Growth Portfolio.....................................      685,395      223,236
AB VPS Growth and Income Portfolio..........................................    1,564,645      573,891
AB VPS International Growth Portfolio.......................................    1,756,273    1,916,025
AB VPS Real Estate Investment Portfolio.....................................    2,087,249      805,608
AB VPS Small/Mid Cap Value Portfolio........................................    1,356,408      442,656
All Asset Growth-Alt 20.....................................................    4,101,636    8,908,286
ALPS I Red Rocks Listed Private Equity Portfolio............................    1,661,359      337,782
American Century VP Inflation Protection Fund...............................    2,934,079      972,917
American Century VP Large Company Value.....................................      357,283      427,951
American Century VP Mid Cap Value Fund......................................   33,683,543   13,629,545
American Funds Insurance Series(R) Asset Allocation Fund/SM/................   23,325,571    2,381,152
American Funds Insurance Series(R) Bond Fund/SM/............................    8,231,230    7,203,289
American Funds Insurance Series(R) Global Growth Fund/SM/...................    3,463,114      769,131
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....    2,981,111    1,734,166
American Funds Insurance Series(R) Growth-Income Fund/SM/...................    5,671,766      827,742
American Funds Insurance Series(R) International Growth and Income Fund/SM/.    1,882,104      376,565
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...    2,049,723    1,027,491
American Funds Insurance Series(R) New World Fund(R)........................   13,183,898    6,830,334
AXA 400 Managed Volatility..................................................   11,192,584   14,545,358
AXA 500 Managed Volatility..................................................   13,648,906   37,362,162
AXA 2000 Managed Volatility.................................................    9,690,746   15,248,550
AXA Aggressive Allocation...................................................    6,166,222    3,280,921
AXA Aggressive Strategy.....................................................  643,960,281  152,288,830
AXA Balanced Strategy.......................................................  287,874,606  252,979,203
AXA Conservative Growth Strategy............................................  156,252,253  153,549,491

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                         PURCHASES      SALES
                                                        ------------ ------------
AXA Conservative Strategy.............................. $120,944,412 $219,181,702
AXA Global Equity Managed Volatility...................    1,974,055    2,946,843
AXA Growth Strategy....................................  563,607,042  235,336,236
AXA International Core Managed Volatility..............    1,880,496    2,638,373
AXA International Managed Volatility...................    6,621,587   24,453,075
AXA International Value Managed Volatility.............      330,112      639,934
AXA Large Cap Core Managed Volatility..................    2,629,758    2,368,036
AXA Large Cap Growth Managed Volatility................    4,548,455    5,046,089
AXA Large Cap Value Managed Volatility.................    3,446,636    4,591,592
AXA Mid Cap Value Managed Volatility...................    3,904,585    3,219,086
AXA Moderate Allocation................................   30,364,849   19,690,696
AXA Moderate Growth Strategy...........................  546,913,835  503,388,750
AXA Moderate-Plus Allocation...........................   12,700,189    9,168,659
AXA Ultra Conservative Strategy........................  127,601,206  237,264,025
AXA/AB Dynamic Growth..................................  164,900,811   15,800,933
AXA/AB Dynamic Moderate Growth.........................  265,916,174  247,011,955
AXA/AB Short Duration Government Bond..................      944,820      556,324
AXA/AB Small Cap Growth................................   16,659,265    8,256,326
AXA/ClearBridge Large Cap Growth.......................   12,348,006   14,120,472
AXA/Franklin Balanced Managed Volatility...............   13,379,533    1,958,615
AXA/Franklin Small Cap Value Managed Volatility........    2,923,529    2,621,639
AXA/Franklin Templeton Allocation Managed Volatility...    1,504,130    2,724,628
AXA/Goldman Sachs Strategic Allocation.................  160,289,866    8,151,581
AXA/Invesco Strategic Allocation.......................   67,580,756    6,706,333
AXA/Janus Enterprise...................................   12,503,427    9,343,878
AXA/Legg Mason Strategic Allocation....................   65,483,420    2,552,041
AXA/Loomis Sayles Growth...............................   23,983,925    7,906,757
AXA/Mutual Large Cap Equity Managed Volatility.........      760,203    1,070,671
AXA/Templeton Global Equity Managed Volatility.........    1,613,956    3,236,200
BlackRock Global Allocation V.I. Fund..................   19,538,602   15,374,485
BlackRock Global Opportunities V.I. Fund...............    1,887,508    2,491,455
BlackRock Large Cap Focus Growth V.I. Fund.............   11,718,874    4,714,893
Charter/SM/ Aggressive Growth..........................    1,502,774    1,070,998
Charter/SM/ Conservative...............................    7,642,729    7,130,011
Charter/SM/ Growth.....................................    2,219,608    2,455,623
Charter/SM/ Moderate...................................    9,686,320   10,520,796
Charter/SM/ Moderate Growth............................    4,992,054    4,821,349
Charter/SM/ Multi-Sector Bond..........................      242,915      396,130
Charter/SM/ Small Cap Growth...........................    2,404,752    1,970,041
Charter/SM/ Small Cap Value............................    2,999,946   10,228,854
ClearBridge Variable Aggressive Growth Portfolio.......   10,414,076    5,684,948
ClearBridge Variable Appreciation Portfolio............    4,058,696      830,681
ClearBridge Variable Dividend Strategy Portfolio.......    6,971,284    2,476,488
ClearBridge Variable Mid Cap Portfolio.................    1,129,020      467,331
Delaware VIP(R) Diversified Income Series..............    5,660,067    2,045,226
Delaware VIP(R) Emerging Markets Series................    2,452,512      861,820
Delaware VIP(R) Limited-Term Diversified Income Series.    3,066,132    1,877,260
Eaton Vance VT Floating-Rate Income Fund...............   10,417,899    2,563,221
EQ/BlackRock Basic Value Equity........................   15,432,944   16,359,316
EQ/Capital Guardian Research...........................    4,096,026    4,106,472
EQ/Common Stock Index..................................   14,389,890    5,225,966
EQ/Core Bond Index.....................................   47,012,389   44,968,401
EQ/Emerging Markets Equity PLUS........................    4,399,537    2,474,532
EQ/Equity 500 Index....................................   83,105,422   27,714,434

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
EQ/Global Bond PLUS.................................. $  1,054,926 $  1,866,631
EQ/Intermediate Government Bond......................   17,315,365   19,598,604
EQ/International Equity Index........................   15,384,672    6,853,795
EQ/Invesco Comstock..................................    4,702,265    5,826,319
EQ/JPMorgan Value Opportunities......................    8,240,902    4,624,196
EQ/Large Cap Growth Index............................   20,135,827    6,607,185
EQ/Large Cap Value Index.............................   14,400,370    4,914,821
EQ/MFS International Growth..........................   12,444,440    6,136,185
EQ/Mid Cap Index.....................................   26,690,130   17,342,176
EQ/Money Market......................................  114,992,394  144,960,964
EQ/Oppenheimer Global................................   20,614,881   10,029,711
EQ/PIMCO Global Real Return..........................    8,967,087    6,945,698
EQ/PIMCO Ultra Short Bond............................    9,894,804    9,884,489
EQ/Quality Bond PLUS.................................    5,264,345    3,354,056
EQ/Small Company Index...............................   19,080,538   15,810,845
EQ/T. Rowe Price Growth Stock........................   61,066,789   21,731,675
EQ/UBS Growth & Income...............................    1,026,442    1,289,766
Federated High Income Bond Fund II...................    7,550,603    3,164,746
Federated Kaufmann Fund II...........................    2,956,497      681,309
Fidelity(R) VIP Asset Manager: Growth Portfolio......      291,723      147,048
Fidelity(R) VIP Contrafund(R) Portfolio..............   34,909,435   18,156,295
Fidelity(R) VIP Freedom 2015 Portfolio...............      351,267       58,693
Fidelity(R) VIP Freedom 2020 Portfolio...............      170,531      110,283
Fidelity(R) VIP Freedom 2025 Portfolio...............      135,735      135,157
Fidelity(R) VIP Freedom 2030 Portfolio...............      133,408      162,465
Fidelity(R) VIP Mid Cap Portfolio....................   15,640,713    7,957,012
Fidelity(R) VIP Strategic Income Portfolio...........   30,967,905    9,818,419
First Trust Multi Income Allocation Portfolio........    1,933,871      886,187
First Trust/Dow Jones Dividend & Income Allocation
 Portfolio...........................................   16,553,301    7,105,757
Franklin Founding Funds Allocation VIP Fund..........    4,397,928    2,928,767
Franklin Income VIP Fund.............................   16,778,352   11,111,358
Franklin Mutual Shares VIP Fund......................    2,734,347    2,072,291
Franklin Rising Dividends VIP Fund...................   16,272,274    8,854,651
Franklin Strategic Income VIP Fund...................    8,713,882    7,876,685
Goldman Sachs VIT Mid Cap Value Fund.................    3,712,179    5,881,508
Guggenheim VIF Global Managed Futures Strategy Fund..      728,953      481,832
Guggenheim VIF Multi-Hedge Strategies Fund...........       40,511      262,251
Hartford Capital Appreciation HLS Fund...............    4,798,652    1,670,623
Hartford Growth Opportunities HLS Fund...............    5,678,520    4,526,405
Invesco V.I. American Franchise Fund.................      125,679      162,969
Invesco V.I. Balanced-Risk Allocation Fund...........    3,846,727    2,223,252
Invesco V.I. Diversified Dividend Fund...............   16,671,355    9,221,564
Invesco V.I. Equity and Income Fund..................    5,473,947      685,993
Invesco V.I. Global Health Care Fund.................    1,266,972      555,041
Invesco V.I. Global Real Estate Fund.................    8,966,260   10,371,994
Invesco V.I. High Yield Fund.........................    9,950,235    8,173,238
Invesco V.I. International Growth Fund...............    6,288,384    5,944,496
Invesco V.I. Mid Cap Core Equity Fund................    1,500,022    1,675,010
Invesco V.I. Small Cap Equity Fund...................    4,183,506    2,087,224
Ivy VIP Asset Strategy...............................    2,601,602    6,958,490
Ivy VIP Dividend Opportunities.......................    1,542,340    2,396,947
Ivy VIP Energy.......................................    7,130,287    7,923,608
Ivy VIP High Income..................................   21,597,037   12,700,228
Ivy VIP Micro Cap Growth.............................    1,101,635      610,959

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                         PURCHASES     SALES
                                                        ----------- -----------
Ivy VIP Mid Cap Growth................................. $ 6,014,957 $ 5,699,144
Ivy VIP Natural Resources..............................   1,460,406   2,163,133
Ivy VIP Science and Technology.........................  17,124,554  11,512,754
Ivy VIP Small Cap Growth...............................   3,803,001   3,593,829
Janus Henderson VIT Balanced Portfolio.................  17,528,617   3,973,492
Janus Henderson VIT Flexible Bond Portfolio............   9,302,721   3,307,001
Janus Henderson VIT U.S. Low Volatility Portfolio......   2,564,321   1,007,852
JPMorgan Insurance Trust Global Allocation Portfolio...   6,082,929   1,188,548
JPMorgan Insurance Trust Income Builder Portfolio......   6,397,285   1,499,252
Lazard Retirement Emerging Markets Equity Portfolio....  15,115,662  11,201,274
Lord Abbett Series Fund -- Bond Debenture Portfolio....  33,916,443  10,199,370
Lord Abbett Series Fund -- Classic Stock Portfolio.....     584,701     579,172
Lord Abbett Series Fund -- Growth Opportunities
 Portfolio.............................................     873,562   1,117,169
MFS(R) International Value Portfolio...................  35,844,600  16,618,581
MFS(R) Investors Trust Series..........................   3,034,819   1,800,090
MFS(R) Massachusetts Investors Growth Stock Portfolio..   3,396,609   2,027,457
MFS(R) Research Series.................................     806,043     450,914
MFS(R) Technology Portfolio............................   8,497,409   4,876,469
MFS(R) Utilities Series................................   8,373,276   6,337,492
MFS(R) Value Series....................................  10,229,029   2,044,248
Multimanager Aggressive Equity.........................   1,506,522   2,794,921
Multimanager Core Bond.................................  19,169,449   8,226,729
Multimanager Mid Cap Growth............................   4,717,696   3,408,494
Multimanager Mid Cap Value.............................   1,951,488   9,466,706
Multimanager Technology................................  14,249,081   5,455,061
Neuberger Berman International Equity Portfolio........   1,115,686     729,390
Neuberger Berman U.S. Equity Index PutWrite Strategy
 Portfolio.............................................     602,246     323,096
PIMCO CommodityRealReturn(R) Strategy Portfolio........   4,294,428   3,508,028
PIMCO Emerging Markets Bond Portfolio..................   4,077,538   3,611,974
PIMCO Global Bond Portfolio (Unhedged).................   1,798,681     226,743
PIMCO Global Multi-Asset Managed Allocation Portfolio..     381,520     297,742
PIMCO Real Return Portfolio............................   5,902,333   9,488,321
PIMCO Total Return Portfolio...........................  29,249,737  20,530,507
ProFund VP Bear........................................      75,670     131,722
ProFund VP Biotechnology...............................   4,373,479   8,678,863
Putnam VT Absolute Return 500 Fund.....................     737,785     425,587
Putnam VT Diversified Income Fund......................   3,803,476   1,182,009
Putnam VT Global Asset Allocation Fund.................   1,981,152     112,519
Putnam VT Research Fund................................     350,430      62,080
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.....     687,813     425,460
SEI VP Balanced Strategy Fund..........................   2,621,468   1,428,861
SEI VP Conservative Strategy Fund......................   3,449,758   4,071,381
SEI VP Market Growth Strategy Fund.....................     864,461   1,529,089
SEI VP Market Plus Strategy Fund.......................     185,637     177,429
SEI VP Moderate Strategy Fund..........................   1,170,988   5,523,113
T. Rowe Price Equity Income Portfolio-II...............   3,634,359     571,464
T. Rowe Price Health Sciences Portfolio-II.............  24,607,906  17,240,073
Templeton Developing Markets VIP Fund..................   5,682,799  11,489,004
Templeton Foreign VIP Fund.............................     974,966   1,806,198
Templeton Global Bond VIP Fund.........................  14,657,350  17,462,090
Templeton Growth VIP Fund..............................      70,476     271,092
VanEck VIP Global Hard Assets Fund.....................   4,436,611   7,631,974
VanEck VIP Unconstrained Emerging Markets Bond Fund....     324,978     212,339

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of 1290 VT Natural Resources, 1290 VT Real Estate, AXA Large Cap Value Managed Volatility, AXA/AB Short Duration Government Bond, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Continued)

   Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------
                REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------
 MAY 19, 2017   CHARTER/SM/ INTEREST RATE STRATEGIES 1290 VT DOUBLELINE
                CHARTER/SM/ INCOME STRATEGIES        OPPORTUNISTIC BOND
--------------------------------------------------------------------------
                CHARTER/SM/ INTEREST RATE STRATEGIES

Shares -- Class B             445,986                                   --
Value -- Class B          $      9.74                          $        --
Net Assets Before Merger  $ 4,344,750
Net Assets After Merger   $        --
Realized Loss             $   (19,281)
                          CHARTER/SM/ INCOME STRATEGIES
Shares -- Class B             519,147                            1,540,162
Value -- Class B          $      9.62                          $     10.04
Net Assets Before Merger  $ 4,993,876                          $ 6,126,955
Net Assets After Merger   $        --                          $15,465,581
Realized Loss             $   (79,974)
----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
----------------------------------------------------------------------------------------
                          ALL ASSET AGGRESSIVE-ALT 25
Shares -- Class B             930,981
Value -- Class B          $     12.58
Net Assets Before Merger  $11,713,547
Net Assets After Merger   $        --
Unrealized Gain           $   543,080
                          ALL ASSET AGGRESSIVE-ALT 50
Shares -- Class B             357,452
Value -- Class B          $       9.7
Net Assets Before Merger  $ 3,467,048
Net Assets After Merger   $        --
Realized Gain             $     4,342
                          ALL ASSET AGGRESSIVE-ALT 75
Shares -- Class B             352,394
Value -- Class B          $      9.18
Net Assets Before Merger  $ 3,235,384
Net Assets After Merger   $        --
Realized Loss             $  (168,396)
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
Shares -- Class B             916,272
Value -- Class B          $      9.21
Net Assets Before Merger  $ 8,439,300
Net Assets After Merger   $        --
Unrealized Loss           $  (229,672)

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Concluded)

--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                                     ALL ASSET AGGRESSIVE-ALT 50
                                     ALL ASSET AGGRESSIVE-ALT 75
                                     CHARTER/SM/ ALTERNATIVE 100 MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                            1,697,815
Value -- Class A                                                          $                      20.03
Net Assets Before Merger and Merger                                       $                 19,588,268
Net Assets After Merger and Merger                                        $                 34,014,183

Shares -- Class B                                                                              619,024
Value -- Class B                                                          $                      20.09
Net Assets Before Merger                                                  $                      3,908
Net Assets After Merger                                                   $                 12,433,272
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ INTERNATIONAL MODERATE   CHARTER/SM/ MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                863,089                     3,330,365
Value -- Class B                     $                              9.74  $                      10.28
Net Assets Before Merger             $                         8,406,662  $                 25,816,783
Net Assets After Merger              $                                --  $                 34,223,445
Realized Loss                        $                          (112,341)
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ REAL ASSETS              EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                520,437                     2,070,002
Value -- Class B                     $                              9.18  $                       9.86
Net Assets Before Merger             $                         4,778,008  $                 15,624,957
Net Assets After Merger              $                                --  $                 20,402,965
Realized Loss                        $                          (279,081)

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                ASSET-BASED                 CURRENT   MAXIMUM
                                 MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                 EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                 ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                         ASSET-BASED                 CURRENT   MAXIMUM
                                          MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                          EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                          ------------- -------------- ------------ --------- ----------

Investment Edge/(1)/.....................     0.70%          0.30%         0.20%      1.20%      1.20%

Investment Edge ADV/(1)/.................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/..............     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/..................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/...........     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/........     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP.........     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B..........     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L..........     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C..........     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35
excess of 12 transfers per contract year                              Current Charge $0

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85
                                                                      Current charge: $0

Charge for third party transfer or        At time of transaction      Maximum Charge: $125
exchange                                                              Current charge: $65

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit
Benefit                                   date anniversary            base.

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35                                     Unit liquidation from
Current Charge $0                                      account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85                                    Unit liquidation from
Current charge: $0                                     account value

Maximum Charge: $125                                   Unit liquidation from
Current charge: $65                                    account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit          Unit liquidation from
base.                                                  account value

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                             AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of Death Benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 1.05% or 1.15%
                                        anniversary                 Maximum Charge 2.00% or 2.30%

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 2.60%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.25% (max 2.60%)
                                        anniversary

Greater of Income Benefit               Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% -- Current Charge (Max. 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%.
                                        date anniversary for which  Maximum charge can be increased to 1.40%, if the
                                        the benefit is in effect.   GMIB is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                                                                    GMIB II Conversion: Current charge 1.25%.
                                                                    Maximum charge can be increased to 1.55%, if the
                                                                    GMIB II is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Current charge: 1.05%. Maximum charge 2.00%.            Unit liquidation from
AXA Equitable has the discretion to change the          account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.05% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.10% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.20% if the GIB benefit base resets.      account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

Current Charge 1.05% or 1.15%                           Unit liquidation from
Maximum Charge 2.00% or 2.30%                           account value

GMBD I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMBD II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

GMIB I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMIB II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

No Charge


0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
 account value

0.35% -- Current Charge (Max. 0.35%)                    Unit liquidation from
                             account value

0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
                             account value

0.35%                                                   Unit liquidation from
                             account value


GMIB I Conversion: Current charge 1.10%.                Unit liquidation from
Maximum charge can be increased to 1.40%, if the        account value
GMIB is reset or if the GWBL benefit ratchets after
conversion.

GMIB II Conversion: Current charge 1.25%.
Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)

                                        WHEN CHARGE
            CHARGES                     IS DEDUCTED                            AMOUNT DEDUCTED
            -------                     -----------                             ---------------

Protected Premium Death Benefit  Annually on each contract  Depending on the contract and age
                                 anniversary                Current Charge: Ranges from low of 0.60% to age
                                                            65 to 20.00% over age 95
                                                            Maximum Charge: Ranges from low of 1.20% to
                                                            age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit   Annually on each contract  Maximum Charge: 1.80%
                                 anniversary                Current charge 0.90%

                                 Annually on each contract  Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                 anniversary                (for issue ages 65-68). Current charge 0.60 (for issue
                                                            ages 20-64) and 1.00% (for issue ages 65-68).

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Depending on the contract and age                       Unit liquidation from
Current Charge: Ranges from low of 0.60% to age         account value
65 to 20.00% over age 95
Maximum Charge: Ranges from low of 1.20% to
age 65 and 40.00% over age 95.

Maximum Charge: 1.80%                                   Unit liquidation from
Current charge 0.90%                                    account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%      Unit liquidation from
(for issue ages 65-68). Current charge 0.60 (for issue  account value ages 20-64) and 1.00% (for issue ages 65-68).

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 1.10% Class B      $11.21       --           --         --     13.00%
      Highest contract charge 1.25% Class B     $12.60       --           --         --     12.90%
      All contract charges                          --      141      $ 1,723       3.23%
2016  Lowest contract charge 1.10% Class B      $ 9.92       --           --         --      6.55%
      Highest contract charge 1.25% Class B     $11.16       --           --         --      6.29%
      All contract charges                          --      101      $ 1,110       3.70%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.31       --           --         --     (7.64)%
      Highest contract charge 1.25% Class B     $10.50       --           --         --     (4.46)%
      All contract charges                          --      266      $ 2,790       3.74%
2014  Lowest contract charge 1.20% Class B      $11.00       --           --         --      7.32%
      Highest contract charge 1.25% Class B     $10.99       --           --         --      7.22%
      All contract charges                          --      228      $ 2,501       1.78%
2013  Lowest contract charge 1.20% Class B(c)   $10.25       --           --         --      2.60%
      Highest contract charge 1.20% Class B(c)  $10.25       --           --         --      2.60%
      All contract charges                          --        3      $    27       0.85%
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 1.30% Class B      $11.88       --           --         --      8.20%
      Highest contract charge 1.70% Class B     $11.64       --           --         --      7.68%
      All contract charges                          --    1,428      $16,907       0.57%
2016  Lowest contract charge 1.30% Class B      $10.98       --           --         --      7.23%
      Highest contract charge 1.70% Class B     $10.81       --           --         --      6.82%
      All contract charges                          --    1,376      $15,065       1.59%
2015  Lowest contract charge 1.30% Class B      $10.24       --           --         --     (5.01)%
      Highest contract charge 1.70% Class B     $10.12       --           --         --     (5.42)%
      All contract charges                          --    1,186      $12,106       0.94%
2014  Lowest contract charge 1.30% Class B      $10.78       --           --         --      1.13%
      Highest contract charge 1.70% Class B     $10.70       --           --         --      0.75%
      All contract charges                          --      830      $ 8,927       2.56%
2013  Lowest contract charge 1.30% Class B(a)   $10.66       --           --         --      6.39%
      Highest contract charge 1.70% Class B(a)  $10.62       --           --         --      5.99%
      All contract charges                          --      245      $ 2,610       2.73%

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT DOUBLELINE OPPORTUNISTIC BOND(M)(N)
   2017  Lowest contract charge 1.10% Class B      $10.45       --           --         --       2.75%
         Highest contract charge 1.70% Class B     $10.24       --           --         --       2.20%
         All contract charges                          --    2,018      $20,921       2.10%
   2016  Lowest contract charge 1.10% Class B      $10.17       --           --         --       3.78%
         Highest contract charge 1.70% Class B     $10.02       --           --         --       3.09%
         All contract charges                          --      708      $ 7,166       4.08%
   2015  Lowest contract charge 1.10% Class B(j)   $ 9.80       --           --         --      (1.90)%
         Highest contract charge 1.70% Class B(i)  $ 9.72       --           --         --      (2.99)%
         All contract charges                          --      163      $ 1,588       4.54%
1290 VT ENERGY
   2017  Lowest contract charge 0.30% Class B      $ 7.65       --           --         --      (2.30)%
         Highest contract charge 1.25% Class B     $ 7.35       --           --         --      (3.16)%
         All contract charges                          --      449      $ 3,454       2.45%
   2016  Lowest contract charge 0.30% Class B(c)   $ 7.83       --           --         --      22.92%
         Highest contract charge 1.25% Class B     $ 7.59       --           --         --      21.63%
         All contract charges                          --      383      $ 3,047       1.73%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.04       --           --         --     (25.74)%
         Highest contract charge 1.25% Class B     $ 6.24       --           --         --     (25.71)%
         All contract charges                          --      199      $ 1,258       1.64%
   2014  Lowest contract charge 1.20% Class B      $ 8.40       --           --         --     (16.25)%
         Highest contract charge 1.25% Class B     $ 8.40       --           --         --     (16.25)%
         All contract charges                          --       83      $   697       1.58%
   2013  Lowest contract charge 1.20% Class B(c)   $10.03       --           --         --       1.42%
         Highest contract charge 1.20% Class B(c)  $10.03       --           --         --       1.42%
         All contract charges                          --       --      $     3       1.64%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.30% Class A      $22.96       --           --         --      14.34%
         Highest contract charge 1.70% Class A     $22.22       --           --         --      13.89%
         All contract charges                          --    1,046      $23,794       1.72%
   2016  Lowest contract charge 1.30% Class A      $20.08       --           --         --      11.49%
         Highest contract charge 1.70% Class A     $19.51       --           --         --      11.04%
         All contract charges                          --    1,091      $21,723       2.06%
   2015  Lowest contract charge 1.30% Class A      $18.01       --           --         --      (2.96)%
         Highest contract charge 1.70% Class A     $17.57       --           --         --      (3.36)%
         All contract charges                          --    1,127      $20,140       1.63%
   2014  Lowest contract charge 1.30% Class A      $18.56       --           --         --       7.28%
         Highest contract charge 1.70% Class A     $18.18       --           --         --       6.82%
         All contract charges                          --    1,057      $19,484       1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.30       --           --         --      29.98%
         Highest contract charge 1.70% Class A     $17.02       --           --         --      29.53%
         All contract charges                          --    1,120      $19,272       2.37%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.10% Class B      $12.40       --           --         --      14.50%
         Highest contract charge 1.70% Class B     $10.68       --           --         --      13.98%
         All contract charges                          --    1,237      $10,341       1.72%
   2016  Lowest contract charge 1.10% Class B      $10.83       --           --         --      11.76%
         Highest contract charge 1.70% Class B     $ 9.37       --           --         --      11.02%
         All contract charges                          --    1,275      $ 9,035       2.06%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.69       --           --         --      (2.91)%
         Highest contract charge 1.70% Class B     $ 8.44       --           --         --      (3.32)%
         All contract charges                          --    1,336      $ 8,448       1.63%
   2014  Lowest contract charge 1.20% Class B      $11.26       --           --         --       7.44%
         Highest contract charge 1.70% Class B     $ 8.73       --           --         --       6.72%
         All contract charges                          --    1,303      $ 8,344       1.61%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.48       --           --         --       3.05%
         Highest contract charge 1.70% Class B     $ 8.18       --           --         --      29.64%
         All contract charges                          --    1,101      $ 5,734       2.37%

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 1.30% Class A      $14.27       --            --        --      4.85%
         Highest contract charge 1.70% Class A     $13.81       --            --        --      4.38%
         All contract charges                          --      888      $ 12,517      0.17%
   2016  Lowest contract charge 1.30% Class A      $13.61       --            --        --      6.25%
         Highest contract charge 1.70% Class A     $13.23       --            --        --      5.92%
         All contract charges                          --      915      $ 12,319      0.01%
   2015  Lowest contract charge 1.30% Class A      $12.81       --            --        --      1.34%
         Highest contract charge 1.70% Class A     $12.49       --            --        --      0.89%
         All contract charges                          --      911      $ 11,544      0.00%
   2014  Lowest contract charge 1.30% Class A      $12.64       --            --        --      0.32%
         Highest contract charge 1.70% Class A     $12.38       --            --        --     (0.08)%
         All contract charges                          --      827      $ 10,378      0.00%
2013(u)  Lowest contract charge 1.30% Class A      $12.60       --            --        --      9.47%
         Highest contract charge 1.70% Class A     $12.39       --            --        --      9.07%
         All contract charges                          --      679      $  8,497      0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 0.30% Class B      $11.92       --            --        --      5.86%
         Highest contract charge 1.25% Class B     $11.45       --            --        --      4.85%
         All contract charges                          --      495      $  5,588      0.17%
   2016  Lowest contract charge 0.30% Class B      $11.26       --            --        --      7.34%
         Highest contract charge 1.25% Class B     $10.92       --            --        --      6.33%
         All contract charges                          --      389      $  4,207      0.01%
   2015  Lowest contract charge 0.30% Class B(c)   $10.49       --            --        --      2.34%
         Highest contract charge 1.25% Class B     $10.27       --            --        --      1.28%
         All contract charges                          --      304      $  3,110      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.14       --            --        --      0.40%
         Highest contract charge 1.25% Class B     $10.14       --            --        --      0.40%
         All contract charges                          --      146      $  1,485      0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $10.10       --            --        --      1.41%
         Highest contract charge 1.25% Class B(c)  $10.10       --            --        --      1.41%
         All contract charges                          --        6      $     57      0.50%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.65% Class A      $22.44       --            --        --     15.37%
         Highest contract charge 1.70% Class A     $27.07       --            --        --     14.12%
         All contract charges                          --    9,108      $252,633      0.63%
   2016  Lowest contract charge 0.65% Class A      $19.45       --            --        --     22.48%
         Highest contract charge 1.70% Class A     $23.72       --            --        --     21.21%
         All contract charges                          --    8,949      $216,650      0.53%
   2015  Lowest contract charge 0.65% Class A      $15.88       --            --        --     (6.31)%
         Highest contract charge 1.70% Class A     $19.57       --            --        --     (7.30)%
         All contract charges                          --    8,664      $172,525      0.56%
   2014  Lowest contract charge 0.65% Class A      $16.95       --            --        --      2.36%
         Highest contract charge 1.70% Class A     $21.11       --            --        --      1.30%
         All contract charges                          --    7,809      $167,255      0.31%
2013(u)  Lowest contract charge 0.65% Class A      $16.56       --            --        --     38.23%
         Highest contract charge 1.70% Class A     $20.84       --            --        --     36.75%
         All contract charges                          --    6,135      $129,348      0.32%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.30% Class B      $14.47       --            --        --     15.76%
         Highest contract charge 1.25% Class B     $13.90       --            --        --     14.59%
         All contract charges                          --    3,302      $ 44,286      0.63%
   2016  Lowest contract charge 0.30% Class B      $12.50       --            --        --     22.91%
         Highest contract charge 1.25% Class B     $12.13       --            --        --     21.79%
         All contract charges                          --    2,525      $ 29,851      0.53%

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                              YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.30% Class B(c)   $10.17       --           --         --      (6.01)%
      Highest contract charge 1.25% Class B     $ 9.96       --           --         --      (6.92)%
      All contract charges                          --    1,677      $16,544       0.56%
2014  Lowest contract charge 1.20% Class B      $10.70       --           --         --       1.81%
      Highest contract charge 1.25% Class B     $10.70       --           --         --       1.81%
      All contract charges                          --      952      $10,188       0.31%
2013  Lowest contract charge 1.20% Class B(c)   $10.51       --           --         --       5.10%
      Highest contract charge 1.25% Class B(c)  $10.51       --           --         --       5.10%
      All contract charges                          --       65      $   683       0.32%
1290 VT HIGH YIELD BOND
2017  Lowest contract charge 1.10% Class B      $10.80       --           --         --       5.26%
      Highest contract charge 1.70% Class B     $11.51       --           --         --       4.73%
      All contract charges                          --    1,182      $13,584       5.10%
2016  Lowest contract charge 1.10% Class B      $10.26       --           --         --      10.56%
      Highest contract charge 1.70% Class B     $10.99       --           --         --       9.79%
      All contract charges                          --    1,007      $11,034       5.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.28       --           --         --      (7.29)%
      Highest contract charge 1.70% Class B     $10.01       --           --         --      (4.76)%
      All contract charges                          --      781      $ 7,803       2.19%
2014  Lowest contract charge 1.20% Class B      $10.14       --           --         --       0.70%
      Highest contract charge 1.70% Class B     $10.51       --           --         --       0.19%
      All contract charges                          --      533      $ 5,586       4.19%
2013  Lowest contract charge 1.20% Class B(c)   $10.07       --           --         --       0.80%
      Highest contract charge 1.70% Class B(a)  $10.49       --           --         --       4.69%
      All contract charges                          --      152      $ 1,585       5.16%
1290 VT LOW VOLATILITY GLOBAL EQUITY
2017  Lowest contract charge 1.10% Class B      $11.82       --           --         --      17.15%
      Highest contract charge 1.25% Class B     $13.15       --           --         --      16.89%
      All contract charges                          --      197      $ 2,521       1.63%
2016  Lowest contract charge 1.10% Class B      $10.09       --           --         --       7.45%
      Highest contract charge 1.25% Class B     $11.25       --           --         --       7.24%
      All contract charges                          --      160      $ 1,769       2.25%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.39       --           --         --      (4.67)%
      Highest contract charge 1.25% Class B     $10.49       --           --         --      (1.50)%
      All contract charges                          --      112      $ 1,150       1.84%
2014  Lowest contract charge 1.20% Class B      $10.66       --           --         --       6.92%
      Highest contract charge 1.25% Class B     $10.65       --           --         --       6.82%
      All contract charges                          --       75      $   798       2.64%
2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --       0.20%
      Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --       0.20%
      All contract charges                          --        5      $    52       1.77%
1290 VT NATURAL RESOURCES
2017  Lowest contract charge 1.10% Class B      $10.10       --           --         --      10.87%
      Highest contract charge 1.70% Class B     $ 9.03       --           --         --      10.12%
      All contract charges                          --      680      $ 6,284       2.65%
2016  Lowest contract charge 1.10% Class B      $ 9.11       --           --         --      28.13%
      Highest contract charge 1.70% Class B     $ 8.20       --           --         --      27.33%
      All contract charges                          --      684      $ 5,680       3.00%
2015  Lowest contract charge 1.10% Class B(i)   $ 7.11       --           --         --     (25.63)%
      Highest contract charge 1.70% Class B     $ 6.44       --           --         --     (27.07)%
      All contract charges                          --      324      $ 2,098       2.38%
2014  Lowest contract charge 1.20% Class B      $ 8.65       --           --         --     (13.84)%
      Highest contract charge 1.70% Class B     $ 8.83       --           --         --     (14.19)%
      All contract charges                          --      157      $ 1,387       1.45%
2013  Lowest contract charge 1.30% Class B(a)   $10.33       --           --         --       3.61%
      Highest contract charge 1.70% Class B(a)  $10.29       --           --         --       3.21%
      All contract charges                          --       38      $   393       1.47%

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT REAL ESTATE
   2017  Lowest contract charge 1.10% Class B(i)   $10.58       --           --         --      9.07%
         Highest contract charge 1.70% Class B     $11.89       --           --         --      8.49%
         All contract charges                          --    1,125      $13,417       3.63%
   2016  Lowest contract charge 0.65% Class B      $10.34       --           --         --      3.92%
         Highest contract charge 1.70% Class B     $10.96       --           --         --      2.81%
         All contract charges                          --    1,120      $12,295       0.74%
   2015  Lowest contract charge 0.65% Class B      $ 9.95       --           --         --     (2.64)%
         Highest contract charge 1.70% Class B     $10.66       --           --         --     (3.62)%
         All contract charges                          --      858      $ 9,155       0.65%
   2014  Lowest contract charge 0.65% Class B      $10.22       --           --         --     15.87%
         Highest contract charge 1.70% Class B     $11.06       --           --         --     14.61%
         All contract charges                          --      522      $ 5,787       8.97%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.68       --           --         --     (3.39)%
         Highest contract charge 1.70% Class B(a)  $ 9.65       --           --         --     (3.69)%
         All contract charges                          --      152      $ 1,467       3.06%
1290 VT SMARTBETA EQUITY
   2017  Lowest contract charge 1.10% Class B      $12.16       --           --         --     20.40%
         Highest contract charge 1.25% Class B     $13.62       --           --         --     20.21%
         All contract charges                          --      106      $ 1,393       1.42%
   2016  Lowest contract charge 1.10% Class B      $10.10       --           --         --      4.66%
         Highest contract charge 1.25% Class B     $11.33       --           --         --      4.62%
         All contract charges                          --       87      $   955       1.44%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.65       --           --         --     (3.02)%
         Highest contract charge 1.25% Class B     $10.83       --           --         --     (0.18)%
         All contract charges                          --       65      $   698       1.33%
   2014  Lowest contract charge 1.20% Class B(d)   $10.86       --           --         --      5.95%
         Highest contract charge 1.25% Class B(d)  $10.85       --           --         --      5.85%
         All contract charges                          --       30      $   328       1.90%
1290 VT SOCIALLY RESPONSIBLE
   2017  Lowest contract charge 1.10% Class B      $12.48       --           --         --     19.08%
         Highest contract charge 1.70% Class B     $15.68       --           --         --     18.34%
         All contract charges                          --      285      $ 4,332       1.05%
   2016  Lowest contract charge 1.10% Class B      $10.48       --           --         --      8.71%
         Highest contract charge 1.70% Class B     $13.25       --           --         --      8.16%
         All contract charges                          --      266      $ 3,503       1.27%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.64       --           --         --     (3.98)%
         Highest contract charge 1.70% Class B     $12.25       --           --         --     (1.29)%
         All contract charges                          --      208      $ 2,631       1.35%
   2014  Lowest contract charge 1.20% Class B      $11.75       --           --         --     12.33%
         Highest contract charge 1.70% Class B     $12.41       --           --         --     11.70%
         All contract charges                          --       95      $ 1,372       0.94%
2013(u)  Lowest contract charge 1.30% Class B(a)   $15.50       --           --         --     32.59%
         Highest contract charge 1.70% Class B     $11.11       --           --         --     23.17%
         All contract charges                          --       61      $   825       0.79%
7TWELVE/TM/ BALANCED PORTFOLIO
   2017  Lowest contract charge 1.10% Class 4(i)   $10.54       --           --         --      9.11%
         Highest contract charge 1.70% Class 4     $11.52       --           --         --      8.47%
         All contract charges                          --    6,266      $71,655       0.34%
   2016  Lowest contract charge 0.30% Class 4      $ 9.97       --           --         --      8.96%
         Highest contract charge 1.70% Class 4     $10.62       --           --         --      7.38%
         All contract charges                          --    7,083      $74,489       0.16%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 9.15       --           --         --     (7.67)%
         Highest contract charge 1.70% Class 4     $ 9.89       --           --         --     (8.93)%
         All contract charges                          --    7,921      $77,313       0.47%

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
7TWELVE/TM/ BALANCED PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.20% Class 4      $ 9.80       --           --         --     (1.51)%
         Highest contract charge 1.70% Class 4     $10.86       --           --         --     (1.99)%
         All contract charges                          --    8,243      $88,452       0.33%
   2013  Lowest contract charge 1.20% Class 4(c)   $ 9.95       --           --         --      0.40%
         Highest contract charge 1.70% Class 4     $11.08       --           --         --      6.13%
         All contract charges                          --    5,107      $56,709       0.36%
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.30% Class B      $16.81       --           --         --     14.12%
         Highest contract charge 1.70% Class B     $16.27       --           --         --     13.70%
         All contract charges                          --      329      $ 5,470       1.79%
   2016  Lowest contract charge 1.30% Class B      $14.73       --           --         --      3.08%
         Highest contract charge 1.70% Class B     $14.31       --           --         --      2.65%
         All contract charges                          --      363      $ 5,298       1.82%
   2015  Lowest contract charge 1.30% Class B      $14.29       --           --         --        --
         Highest contract charge 1.70% Class B     $13.94       --           --         --     (0.43)%
         All contract charges                          --      376      $ 5,337       2.01%
   2014  Lowest contract charge 1.30% Class B      $14.29       --           --         --      5.70%
         Highest contract charge 1.70% Class B     $14.00       --           --         --      5.34%
         All contract charges                          --      359      $ 5,097       2.41%
2013(u)  Lowest contract charge 1.30% Class B      $13.52       --           --         --     14.77%
         Highest contract charge 1.70% Class B     $13.29       --           --         --     14.27%
         All contract charges                          --      398      $ 5,366       2.25%
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.42       --           --         --     34.85%
         Highest contract charge 1.25% Class B     $12.96       --           --         --     34.58%
         All contract charges                          --       91      $ 1,155       0.27%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --     (2.02)%
         Highest contract charge 1.25% Class B     $ 9.63       --           --         --     (2.03)%
         All contract charges                          --       52      $   489       0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.40       --           --         --     (6.37)%
         Highest contract charge 1.25% Class B     $ 9.83       --           --         --      1.34%
         All contract charges                          --       15      $   147       0.00%
   2014  Lowest contract charge 1.20% Class B(f)   $ 9.70       --           --         --     (0.72)%
         Highest contract charge 1.25% Class B(f)  $ 9.70       --           --         --     (0.72)%
         All contract charges                          --        2      $    18       0.00%
AB VPS GROWTH AND INCOME PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.74       --           --         --     17.20%
         Highest contract charge 1.25% Class B     $13.18       --           --         --     17.16%
         All contract charges                          --      325      $ 4,194       1.25%
   2016  Lowest contract charge 1.10% Class B      $10.87       --           --         --      9.91%
         Highest contract charge 1.25% Class B     $11.25       --           --         --      9.65%
         All contract charges                          --      266      $ 2,945       0.95%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.89       --           --         --     (0.80)%
         Highest contract charge 1.25% Class B     $10.26       --           --         --      0.20%
         All contract charges                          --      108      $ 1,099       1.36%
   2014  Lowest contract charge 1.20% Class B(f)   $10.25       --           --         --      3.02%
         Highest contract charge 1.25% Class B(f)  $10.24       --           --         --      2.91%
         All contract charges                          --       --      $     5       0.00%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
   2017  Lowest contract charge 0.65% Class B      $12.37       --           --         --     33.73%
         Highest contract charge 1.70% Class B     $13.14       --           --         --     32.33%
         All contract charges                          --      716      $ 9,644       0.94%
   2016  Lowest contract charge 0.65% Class B      $ 9.25       --           --         --     (7.59)%
         Highest contract charge 1.70% Class B     $ 9.93       --           --         --     (8.65)%
         All contract charges                          --      726      $ 7,354       0.00%

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AB VPS INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 0.65% Class B      $10.01       --           --         --     (2.82)%
         Highest contract charge 1.70% Class B     $10.87       --           --         --     (3.81)%
         All contract charges                          --      802      $ 8,882       0.06%
   2014  Lowest contract charge 0.65% Class B      $10.30       --           --         --     (2.09)%
         Highest contract charge 1.70% Class B     $11.30       --           --         --     (3.09)%
         All contract charges                          --      759      $ 8,710       0.00%
2013(u)  Lowest contract charge 0.65% Class B      $10.52       --           --         --     12.63%
         Highest contract charge 1.70% Class B     $11.66       --           --         --     11.37%
         All contract charges                          --      637      $ 7,506       0.76%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $11.27       --           --         --      5.23%
         Highest contract charge 1.25% Class B     $11.90       --           --         --      5.12%
         All contract charges                          --      480      $ 5,563       1.60%
   2016  Lowest contract charge 1.10% Class B      $10.71       --           --         --      6.25%
         Highest contract charge 1.25% Class B     $11.32       --           --         --      5.99%
         All contract charges                          --      388      $ 4,322       1.53%
   2015  Lowest contract charge 1.10% Class B(i)   $10.08       --           --         --      2.44%
         Highest contract charge 1.25% Class B     $10.68       --           --         --     (0.56)%
         All contract charges                          --      154      $ 1,646       1.62%
   2014  Lowest contract charge 1.20% Class B(f)   $10.74       --           --         --     11.99%
         Highest contract charge 1.25% Class B(f)  $10.74       --           --         --     11.99%
         All contract charges                          --        9      $   104       0.00%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
   2017  Lowest contract charge 1.10% Class B(i)   $12.50       --           --         --     11.61%
         Highest contract charge 1.25% Class B     $12.87       --           --         --     11.53%
         All contract charges                          --      317      $ 4,027       0.25%
   2016  Lowest contract charge 0.30% Class B      $11.80       --           --         --     24.34%
         Highest contract charge 1.25% Class B     $11.54       --           --         --     23.16%
         All contract charges                          --      250      $ 2,852       0.39%
   2015  Lowest contract charge 0.30% Class B(f)   $ 9.49       --           --         --     (5.95)%
         Highest contract charge 1.25% Class B     $ 9.37       --           --         --     (6.86)%
         All contract charges                          --      122      $ 1,140       0.54%
   2014  Lowest contract charge 1.20% Class B(f)   $10.06       --           --         --      3.60%
         Highest contract charge 1.25% Class B(f)  $10.06       --           --         --      3.60%
         All contract charges                          --       15      $   146       0.00%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.30% Class A      $16.32       --           --         --     14.45%
         Highest contract charge 1.70% Class A     $15.79       --           --         --     13.92%
         All contract charges                          --    1,946      $31,512       1.61%
   2016  Lowest contract charge 1.30% Class A      $14.26       --           --         --      8.11%
         Highest contract charge 1.70% Class A     $13.86       --           --         --      7.78%
         All contract charges                          --    1,294      $18,359       1.45%
   2015  Lowest contract charge 1.30% Class A      $13.19       --           --         --     (5.18)%
         Highest contract charge 1.70% Class A     $12.86       --           --         --     (5.65)%
         All contract charges                          --    1,122      $14,722       0.88%
   2014  Lowest contract charge 1.30% Class A      $13.91       --           --         --      1.02%
         Highest contract charge 1.70% Class A     $13.63       --           --         --      0.66%
         All contract charges                          --      907      $12,546       1.58%
2013(u)  Lowest contract charge 1.30% Class A      $13.77       --           --         --     12.68%
         Highest contract charge 1.70% Class A     $13.54       --           --         --     12.18%
         All contract charges                          --      721      $ 9,868       1.63%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.10% Class B(l)   $10.88       --           --         --      8.58%
         Highest contract charge 1.25% Class B(l)  $10.87       --           --         --      8.48%
         All contract charges                          --    1,153      $12,537       1.61%

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Class III      $12.33       --            --        --     24.55%
         Highest contract charge 1.25% Class III     $12.28       --            --        --     23.29%
         All contract charges                            --      268      $  3,300      3.19%
   2016  Lowest contract charge 1.10% Class III      $ 9.98       --            --        --      6.85%
         Highest contract charge 1.25% Class III     $ 9.96       --            --        --      6.64%
         All contract charges                            --      158      $  1,582      1.12%
   2015  Lowest contract charge 1.10% Class III(j)   $ 9.34       --            --        --     (9.42)%
         Highest contract charge 1.25% Class III(j)  $ 9.34       --            --        --     (9.48)%
         All contract charges                            --       48      $    457      0.62%
AMERICAN CENTURY VP INFLATION PROTECTION FUND
   2017  Lowest contract charge 1.10% Class II       $10.09       --            --        --      2.54%
         Highest contract charge 1.25% Class II      $10.08       --            --        --      2.44%
         All contract charges                            --      627      $  6,328      2.74%
   2016  Lowest contract charge 1.10% Class II       $ 9.84       --            --        --      3.25%
         Highest contract charge 1.25% Class II      $ 9.84       --            --        --      3.04%
         All contract charges                            --      438      $  4,317      1.86%
   2015  Lowest contract charge 1.10% Class II(i)    $ 9.53       --            --        --     (3.54)%
         Highest contract charge 1.25% Class II      $ 9.55       --            --        --     (3.63)%
         All contract charges                            --      337      $  3,208      1.92%
   2014  Lowest contract charge 1.20% Class II       $ 9.92       --            --        --      2.06%
         Highest contract charge 1.25% Class II      $ 9.91       --            --        --      1.95%
         All contract charges                            --      218      $  2,169      1.51%
   2013  Lowest contract charge 1.20% Class II(c)    $ 9.72       --            --        --     (2.02)%
         Highest contract charge 1.25% Class II(c)   $ 9.72       --            --        --     (2.02)%
         All contract charges                            --        8      $     83      0.00%
AMERICAN CENTURY VP LARGE COMPANY VALUE
   2017  Lowest contract charge 1.30% Class II       $21.42       --            --        --      9.51%
         Highest contract charge 1.70% Class II      $20.73       --            --        --      9.11%
         All contract charges                            --      113      $  2,376      1.58%
   2016  Lowest contract charge 1.30% Class II       $19.56       --            --        --     13.52%
         Highest contract charge 1.70% Class II      $19.00       --            --        --     13.03%
         All contract charges                            --      121      $  2,365      1.96%
   2015  Lowest contract charge 1.30% Class II       $17.23       --            --        --     (5.28)%
         Highest contract charge 1.70% Class II      $16.81       --            --        --     (5.67)%
         All contract charges                            --      147      $  2,523      1.35%
   2014  Lowest contract charge 1.30% Class II       $18.19       --            --        --     11.25%
         Highest contract charge 1.70% Class II      $17.82       --            --        --     10.89%
         All contract charges                            --      143      $  2,581      1.29%
2013(u)  Lowest contract charge 1.30% Class II       $16.35       --            --        --     29.35%
         Highest contract charge 1.70% Class II      $16.07       --            --        --     28.77%
         All contract charges                            --      144      $  2,355      1.40%
AMERICAN CENTURY VP MID CAP VALUE FUND
   2017  Lowest contract charge 0.30% Class II       $15.86       --            --        --     11.14%
         Highest contract charge 1.70% Class II      $25.52       --            --        --      9.57%
         All contract charges                            --    6,556      $142,717      1.41%
   2016  Lowest contract charge 0.30% Class II       $14.27       --            --        --     22.28%
         Highest contract charge 1.70% Class II      $23.29       --            --        --     20.61%
         All contract charges                            --    5,520      $112,887      1.58%
   2015  Lowest contract charge 0.30% Class II(c)    $11.67       --            --        --     (1.85)%
         Highest contract charge 1.70% Class II      $19.31       --            --        --     (3.26)%
         All contract charges                            --    3,932      $ 69,442      1.51%
   2014  Lowest contract charge 0.65% Class II       $17.99       --            --        --     15.47%
         Highest contract charge 1.70% Class II      $19.96       --            --        --     14.32%
         All contract charges                            --    2,544      $ 47,809      1.03%
2013(u)  Lowest contract charge 0.65% Class II       $15.58       --            --        --     29.08%
         Highest contract charge 1.70% Class II      $17.46       --            --        --     27.63%
         All contract charges                            --    1,571      $ 27,657      1.11%

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
FUND/SM/
2017  Lowest contract charge 1.10% Class 4          $12.03       --           --         --     14.68%
      Highest contract charge 1.25% Class 4         $13.14       --           --         --     14.46%
      All contract charges                              --    4,036      $50,965       1.67%
2016  Lowest contract charge 1.10% Class 4          $10.49       --           --         --      7.92%
      Highest contract charge 1.25% Class 4         $11.48       --           --         --      7.79%
      All contract charges                              --    2,434      $27,035       1.67%
2015  Lowest contract charge 1.10% Class 4(i)       $ 9.72       --           --         --     (2.11)%
      Highest contract charge 1.25% Class 4         $10.65       --           --         --     (0.19)%
      All contract charges                              --    1,420      $14,981       2.33%
2014  Lowest contract charge 1.20% Class 4          $10.67       --           --         --      3.89%
      Highest contract charge 1.25% Class 4         $10.67       --           --         --      3.89%
      All contract charges                              --      718      $ 7,663       3.06%
2013  Lowest contract charge 1.20% Class 4(c)       $10.27       --           --         --      2.09%
      Highest contract charge 1.25% Class 4(c)      $10.27       --           --         --      2.09%
      All contract charges                              --       35      $   356       1.45%
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2017  Lowest contract charge 0.65% Class 4          $10.51       --           --         --      2.64%
      Highest contract charge 1.70% Class 4         $10.08       --           --         --      1.61%
      All contract charges                              --    4,010      $40,933       1.95%
2016  Lowest contract charge 0.65% Class 4          $10.24       --           --         --      2.20%
      Highest contract charge 1.70% Class 4         $ 9.92       --           --         --      1.02%
      All contract charges                              --    3,991      $39,988       1.70%
2015  Lowest contract charge 0.65% Class 4          $10.02       --           --         --     (0.79)%
      Highest contract charge 1.70% Class 4         $ 9.82       --           --         --     (1.80)%
      All contract charges                              --    2,649      $26,193       2.07%
2014  Lowest contract charge 0.65% Class 4          $10.10       --           --         --      4.45%
      Highest contract charge 1.70% Class 4         $10.00       --           --         --      3.41%
      All contract charges                              --    1,029      $10,341       4.09%
2013  Lowest contract charge 1.30% Class 4(a)       $ 9.71       --           --         --     (2.80)%
      Highest contract charge 1.70% Class 4(a)      $ 9.67       --           --         --     (3.20)%
      All contract charges                              --      150      $ 1,449       3.39%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $14.87       --           --         --     30.67%
      Highest contract charge 1.25% Class 4         $14.29       --           --         --     29.44%
      All contract charges                              --      589      $ 7,918       0.72%
2016  Lowest contract charge 0.30% Class 4          $11.38       --           --         --      0.09%
      Highest contract charge 1.25% Class 4         $11.04       --           --         --     (0.81)%
      All contract charges                              --      386      $ 4,005       0.77%
2015  Lowest contract charge 0.30% Class 4(c)       $11.37       --           --         --      6.36%
      Highest contract charge 1.25% Class 4         $11.13       --           --         --      5.30%
      All contract charges                              --      244      $ 2,669       1.33%
2014  Lowest contract charge 1.20% Class 4          $10.57       --           --         --      0.76%
      Highest contract charge 1.25% Class 4         $10.57       --           --         --      0.76%
      All contract charges                              --      129      $ 1,356       2.11%
2013  Lowest contract charge 1.20% Class 4(c)       $10.49       --           --         --      4.48%
      Highest contract charge 1.25% Class 4(c)      $10.49       --           --         --      4.48%
      All contract charges                              --        7      $    80       1.53%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $13.29       --           --         --     25.26%
      Highest contract charge 1.70% Class 4         $14.17       --           --         --     23.54%
      All contract charges                              --    1,194      $16,674       0.41%
2016  Lowest contract charge 0.30% Class 4          $10.61       --           --         --      1.53%
      Highest contract charge 1.70% Class 4         $11.47       --           --         --      0.09%
      All contract charges                              --    1,083      $12,237       0.10%

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                          --------------------------------------------------
                                                    UNITS    ACCUMULATION INVESTMENT
                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                          ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/ (CONTINUED)
2015  Lowest contract charge 0.30%
       Class 4(c)                         $10.45       --           --         --      (0.29)%
      Highest contract charge 1.70%
       Class 4                            $11.46       --           --         --      (1.72)%
      All contract charges                    --    1,077      $12,084       0.00%
2014  Lowest contract charge 1.20%
       Class 4                            $10.37       --           --         --       0.58%
      Highest contract charge 1.70%
       Class 4                            $11.66       --           --         --       0.17%
      All contract charges                    --      604      $ 6,910       0.10%
2013  Lowest contract charge 1.25%
       Class 4(c)                         $10.31       --           --         --       3.31%
      Highest contract charge 1.70%
       Class 4(a)                         $11.64       --           --         --      15.94%
      All contract charges                    --      160      $ 1,859       0.34%
AMERICAN FUNDS INSURANCE SERIES(R)
GROWTH-INCOME FUND/SM/
2017  Lowest contract charge 0.30%
       Class 4                            $15.73       --           --         --      21.75%
      Highest contract charge 1.25%
       Class 4                            $15.11       --           --         --      20.49%
      All contract charges                    --      867      $11,955       1.52%
2016  Lowest contract charge 0.30%
       Class 4                            $12.92       --           --         --      10.90%
      Highest contract charge 1.25%
       Class 4                            $12.54       --           --         --       9.90%
      All contract charges                    --      505      $ 6,035       1.49%
2015  Lowest contract charge 0.30%
       Class 4(c)                         $11.65       --           --         --       0.95%
      Highest contract charge 1.25%
       Class 4                            $11.41       --           --         --      (0.09)%
      All contract charges                    --      371      $ 4,158       1.91%
2014  Lowest contract charge 1.20%
       Class 4                            $11.42       --           --         --       8.97%
      Highest contract charge 1.25%
       Class 4                            $11.42       --           --         --       8.97%
      All contract charges                    --      136      $ 1,561       2.38%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.48       --           --         --       4.07%
      Highest contract charge 1.25%
       Class 4(c)                         $10.48       --           --         --       4.17%
      All contract charges                    --        6      $    65       0.21%
AMERICAN FUNDS INSURANCE SERIES(R)
INTERNATIONAL GROWTH AND INCOME FUND/SM/
2017  Lowest contract charge 1.10%
       Class 4                            $10.86       --           --         --      23.27%
      Highest contract charge 1.25%
       Class 4                            $11.08       --           --         --      23.25%
      All contract charges                    --      506      $ 5,568       2.34%
2016  Lowest contract charge 1.10%
       Class 4                            $ 8.81       --           --         --       0.11%
      Highest contract charge 1.25%
       Class 4                            $ 8.99       --           --         --      (0.11)%
      All contract charges                    --      361      $ 3,229       2.67%
2015  Lowest contract charge 1.10%
       Class 4(i)                         $ 8.80       --           --         --     (12.09)%
      Highest contract charge 1.25%
       Class 4                            $ 9.00       --           --         --      (7.02)%
      All contract charges                    --      319      $ 2,871       2.52%
2014  Lowest contract charge 1.20%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      Highest contract charge 1.25%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      All contract charges                    --      172      $ 1,662       5.12%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.15       --           --         --       2.22%
      Highest contract charge 1.25%
       Class 4(c)                         $10.15       --           --         --       2.22%
      All contract charges                    --       12      $   125       0.24%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
ASSET ALLOCATION FUND/SM/
2017  Lowest contract charge 1.30%
       Class P-2                          $13.60       --           --         --      13.33%
      Highest contract charge 1.70%
       Class P-2                          $13.33       --           --         --      12.87%
      All contract charges                    --      562      $ 7,606       0.76%
2016  Lowest contract charge 1.30%
       Class P-2                          $12.00       --           --         --       5.91%
      Highest contract charge 1.70%
       Class P-2                          $11.81       --           --         --       5.45%
      All contract charges                    --      484      $ 5,775       1.31%
2015  Lowest contract charge 1.30%
       Class P-2                          $11.33       --           --         --      (2.41)%
      Highest contract charge 1.70%
       Class P-2                          $11.20       --           --         --      (2.78)%
      All contract charges                    --      504      $ 5,699       1.50%
2014  Lowest contract charge 1.30%
       Class P-2                          $11.61       --           --         --       1.57%
      Highest contract charge 1.70%
       Class P-2                          $11.52       --           --         --       1.14%
      All contract charges                    --      489      $ 5,664       0.08%
2013  Lowest contract charge 1.00%
       Class P-2(a)                       $11.43       --           --         --      13.62%
      Highest contract charge 1.70%
       Class P-2(a)                       $11.39       --           --         --      13.22%
      All contract charges                    --      191      $ 2,180       1.77%

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
   2017  Lowest contract charge 0.30% Class 4      $12.04       --            --        --     28.63%
         Highest contract charge 1.70% Class 4     $12.13       --            --        --     26.88%
         All contract charges                          --    4,386      $ 53,367      0.85%
   2016  Lowest contract charge 0.30% Class 4      $ 9.36       --            --        --      4.82%
         Highest contract charge 1.70% Class 4     $ 9.56       --            --        --      3.24%
         All contract charges                          --    3,789      $ 36,229      0.67%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 8.93       --            --        --     (3.67)%
         Highest contract charge 1.70% Class 4     $ 9.26       --            --        --     (5.03)%
         All contract charges                          --    3,247      $ 29,955      0.58%
   2014  Lowest contract charge 1.20% Class 4      $ 9.17       --            --        --     (9.30)%
         Highest contract charge 1.70% Class 4     $ 9.75       --            --        --     (9.64)%
         All contract charges                          --    2,069      $ 20,029      1.59%
   2013  Lowest contract charge 1.20% Class 4(c)   $10.11       --            --        --      1.61%
         Highest contract charge 1.70% Class 4(a)  $10.79       --            --        --      7.79%
         All contract charges                          --      615      $  6,625      3.55%
AXA 400 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $20.73       --            --        --     14.47%
         Highest contract charge 1.70% Class B     $22.91       --            --        --     13.25%
         All contract charges                          --    3,593      $ 79,230      0.74%
   2016  Lowest contract charge 0.65% Class B      $18.11       --            --        --     18.91%
         Highest contract charge 1.70% Class B     $20.23       --            --        --     17.68%
         All contract charges                          --    3,959      $ 78,033      0.74%
   2015  Lowest contract charge 0.65% Class B      $15.23       --            --        --     (3.73)%
         Highest contract charge 1.70% Class B     $17.19       --            --        --     (4.76)%
         All contract charges                          --    4,241      $ 72,320      0.54%
   2014  Lowest contract charge 0.65% Class B      $15.82       --            --        --      8.06%
         Highest contract charge 1.70% Class B     $18.05       --            --        --      6.93%
         All contract charges                          --    4,305      $ 77,669      0.40%
2013(u)  Lowest contract charge 0.65% Class B      $14.64       --            --        --     30.83%
         Highest contract charge 1.70% Class B     $16.88       --            --        --     29.45%
         All contract charges                          --    4,545      $ 76,952      0.16%
AXA 500 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $21.59       --            --        --     19.94%
         Highest contract charge 1.70% Class B     $21.94       --            --        --     18.66%
         All contract charges                          --    8,242      $179,840      1.08%
   2016  Lowest contract charge 0.65% Class B      $18.00       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $18.49       --            --        --      9.15%
         All contract charges                          --    9,491      $175,396      1.20%
   2015  Lowest contract charge 0.65% Class B      $16.32       --            --        --     (0.24)%
         Highest contract charge 1.70% Class B     $16.94       --            --        --     (1.34)%
         All contract charges                          --   10,031      $170,851      0.90%
   2014  Lowest contract charge 0.65% Class B      $16.36       --            --        --     11.83%
         Highest contract charge 1.70% Class B     $17.17       --            --        --     10.70%
         All contract charges                          --   10,706      $185,193      0.57%
2013(u)  Lowest contract charge 0.65% Class B      $14.63       --            --        --     30.04%
         Highest contract charge 1.70% Class B     $15.51       --            --        --     28.71%
         All contract charges                          --   11,690      $182,711      0.44%
AXA 2000 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $19.62       --            --        --     13.15%
         Highest contract charge 1.70% Class B     $22.22       --            --        --     11.94%
         All contract charges                          --    3,550      $ 77,736      0.70%
   2016  Lowest contract charge 0.65% Class B      $17.34       --            --        --     19.75%
         Highest contract charge 1.70% Class B     $19.85       --            --        --     18.44%
         All contract charges                          --    3,941      $ 77,963      0.70%

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 0.65% Class B     $14.48        --            --       --     (5.73)%
         Highest contract charge 1.70% Class B    $16.76        --            --       --     (6.68)%
         All contract charges                         --     4,452    $   74,582     0.39%
   2014  Lowest contract charge 0.65% Class B     $15.36        --            --       --      3.36%
         Highest contract charge 1.70% Class B    $17.96        --            --       --      2.28%
         All contract charges                         --     4,617    $   83,163     0.15%
2013(u)  Lowest contract charge 0.65% Class B     $14.86        --            --       --     36.46%
         Highest contract charge 1.70% Class B    $17.56        --            --       --     35.08%
         All contract charges                         --     4,681    $   82,678     0.11%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.30% Class A     $18.64        --            --       --     17.53%
         Highest contract charge 1.70% Class A    $18.04        --            --       --     17.07%
         All contract charges                         --     1,073    $   19,847     1.57%
   2016  Lowest contract charge 1.30% Class A     $15.86        --            --       --      7.38%
         Highest contract charge 1.70% Class A    $15.41        --            --       --      6.94%
         All contract charges                         --     1,146    $   18,059     0.98%
   2015  Lowest contract charge 1.30% Class A     $14.77        --            --       --     (3.02)%
         Highest contract charge 1.70% Class A    $14.41        --            --       --     (3.42)%
         All contract charges                         --     1,184    $   17,376     0.93%
   2014  Lowest contract charge 1.30% Class A     $15.23        --            --       --      3.32%
         Highest contract charge 1.70% Class A    $14.92        --            --       --      2.97%
         All contract charges                         --     1,348    $   20,405     1.53%
2013(u)  Lowest contract charge 1.30% Class A     $14.74        --            --       --     24.81%
         Highest contract charge 1.70% Class A    $14.49        --            --       --     24.27%
         All contract charges                         --     1,469    $   21,547     2.52%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.10% Class B     $11.85        --            --       --     17.79%
         Highest contract charge 1.25% Class B    $13.06        --            --       --     17.66%
         All contract charges                         --       557    $    6,931     1.57%
   2016  Lowest contract charge 1.10% Class B     $10.06        --            --       --      7.59%
         Highest contract charge 1.25% Class B    $11.10        --            --       --      7.35%
         All contract charges                         --       273    $    2,901     0.98%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.35        --            --       --     (6.22)%
         Highest contract charge 1.25% Class B    $10.34        --            --       --     (2.91)%
         All contract charges                         --       118    $    1,216     0.93%
   2014  Lowest contract charge 1.20% Class B     $10.66        --            --       --      3.50%
         Highest contract charge 1.25% Class B    $10.65        --            --       --      3.40%
         All contract charges                         --        94    $    1,006     1.53%
   2013  Lowest contract charge 1.25% Class B     $10.30        --            --       --      2.59%
         Highest contract charge 1.25% Class B    $10.30        --            --       --      2.59%
         All contract charges                         --         2    $       21     2.52%
AXA AGGRESSIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B     $16.07        --            --       --     14.21%
         Highest contract charge 1.70% Class B    $15.70        --            --       --     13.77%
         All contract charges                         --   223,958    $3,578,153     1.71%
   2016  Lowest contract charge 1.30% Class B     $14.07        --            --       --      7.73%
         Highest contract charge 1.70% Class B    $13.80        --            --       --      7.23%
         All contract charges                         --   193,603    $2,709,398     1.09%
   2015  Lowest contract charge 1.30% Class B     $13.06        --            --       --     (2.46)%
         Highest contract charge 1.70% Class B    $12.87        --            --       --     (2.79)%
         All contract charges                         --   171,989    $2,236,469     1.43%
   2014  Lowest contract charge 1.30% Class B     $13.39        --            --       --      4.86%
         Highest contract charge 1.70% Class B    $13.24        --            --       --      4.42%
         All contract charges                         --   118,842    $1,585,315     1.99%
   2013  Lowest contract charge 1.30% Class B     $12.77        --            --       --     21.85%
         Highest contract charge 1.70% Class B    $12.68        --            --       --     21.34%
         All contract charges                         --    58,211    $  741,515     5.11%

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA BALANCED STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.94        --            --       --      9.16%
         Highest contract charge 1.70% Class B  $14.07        --            --       --      7.98%
         All contract charges                       --   207,052    $3,033,570     1.29%
   2016  Lowest contract charge 0.65% Class B   $12.77        --            --       --      5.28%
         Highest contract charge 1.70% Class B  $13.03        --            --       --      4.16%
         All contract charges                       --   206,228    $2,791,404     0.89%
   2015  Lowest contract charge 0.65% Class B   $12.13        --            --       --     (1.30)%
         Highest contract charge 1.70% Class B  $12.51        --            --       --     (2.34)%
         All contract charges                       --   194,842    $2,525,918     1.04%
   2014  Lowest contract charge 0.65% Class B   $12.29        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $12.81        --            --       --      2.64%
         All contract charges                       --   168,531    $2,235,687     1.25%
2013(u)  Lowest contract charge 1.30% Class B   $12.69        --            --       --     12.20%
         Highest contract charge 1.70% Class B  $12.48        --            --       --     11.73%
         All contract charges                       --   128,062    $1,658,532     2.35%
AXA CONSERVATIVE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.04        --            --       --      7.33%
         Highest contract charge 1.70% Class B  $13.09        --            --       --      6.16%
         All contract charges                       --   102,892    $1,397,489     1.22%
   2016  Lowest contract charge 0.65% Class B   $12.15        --            --       --      4.20%
         Highest contract charge 1.70% Class B  $12.33        --            --       --      3.18%
         All contract charges                       --   103,465    $1,320,323     0.90%
   2015  Lowest contract charge 0.65% Class B   $11.66        --            --       --     (1.10)%
         Highest contract charge 1.70% Class B  $11.95        --            --       --     (2.13)%
         All contract charges                       --    94,706    $1,168,745     0.99%
   2014  Lowest contract charge 0.65% Class B   $11.79        --            --       --      3.15%
         Highest contract charge 1.70% Class B  $12.21        --            --       --      2.01%
         All contract charges                       --    83,471    $1,051,381     1.11%
2013(u)  Lowest contract charge 0.65% Class B   $11.43        --            --       --      9.80%
         Highest contract charge 1.70% Class B  $11.97        --            --       --      8.62%
         All contract charges                       --    67,012    $  827,711     1.96%
AXA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 0.65% Class B   $11.36        --            --       --      3.56%
         Highest contract charge 1.70% Class B  $11.26        --            --       --      2.55%
         All contract charges                       --    61,121    $  710,754     0.98%
   2016  Lowest contract charge 0.65% Class B   $10.97        --            --       --      2.14%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      1.01%
         All contract charges                       --    70,164    $  792,717     0.83%
   2015  Lowest contract charge 0.65% Class B   $10.74        --            --       --     (0.83)%
         Highest contract charge 1.70% Class B  $10.87        --            --       --     (1.81)%
         All contract charges                       --    62,480    $  696,974     0.88%
   2014  Lowest contract charge 0.65% Class B   $10.83        --            --       --      1.98%
         Highest contract charge 1.70% Class B  $11.07        --            --       --      0.82%
         All contract charges                       --    52,780    $  599,559     0.83%
2013(u)  Lowest contract charge 0.65% Class B   $10.62        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      2.62%
         All contract charges                       --    43,555    $  490,129     1.18%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.66        --            --       --     24.42%
         Highest contract charge 1.70% Class A  $16.12        --            --       --     23.90%
         All contract charges                       --       413    $    6,818     1.08%
   2016  Lowest contract charge 1.30% Class A   $13.39        --            --       --      3.16%
         Highest contract charge 1.70% Class A  $13.01        --            --       --      2.68%
         All contract charges                       --       467    $    6,204     0.95%

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class A   $12.98        --            --       --     (3.06)%
         Highest contract charge 1.70% Class A  $12.67        --            --       --     (3.36)%
         All contract charges                       --       530    $    6,839     0.93%
   2014  Lowest contract charge 1.30% Class A   $13.39        --            --       --      0.37%
         Highest contract charge 1.70% Class A  $13.11        --            --       --     (0.08)%
         All contract charges                       --       562    $    7,487     1.04%
2013(u)  Lowest contract charge 1.30% Class A   $13.34        --            --       --     18.79%
         Highest contract charge 1.70% Class A  $13.12        --            --       --     18.30%
         All contract charges                       --       481    $    6,377     0.91%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $35.36        --            --       --     24.46%
         Highest contract charge 1.70% Class B  $24.86        --            --       --     23.93%
         All contract charges                       --       341    $   10,751     1.08%
   2016  Lowest contract charge 1.30% Class B   $28.41        --            --       --      3.12%
         Highest contract charge 1.70% Class B  $20.06        --            --       --      2.71%
         All contract charges                       --       348    $    8,719     0.95%
   2015  Lowest contract charge 1.30% Class B   $27.55        --            --       --     (2.99)%
         Highest contract charge 1.70% Class B  $19.53        --            --       --     (3.41)%
         All contract charges                       --       328    $    8,040     0.93%
   2014  Lowest contract charge 1.30% Class B   $28.40        --            --       --      0.35%
         Highest contract charge 1.70% Class B  $20.22        --            --       --        --
         All contract charges                       --       294    $    7,409     1.04%
2013(u)  Lowest contract charge 1.30% Class B   $28.30        --            --       --     18.81%
         Highest contract charge 1.70% Class B  $20.22        --            --       --     18.31%
         All contract charges                       --       271    $    6,844     0.91%
AXA GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $15.92        --            --       --     12.99%
         Highest contract charge 1.70% Class B  $16.25        --            --       --     11.84%
         All contract charges                       --   255,967    $4,359,904     1.55%
   2016  Lowest contract charge 0.65% Class B   $14.09        --            --       --      7.39%
         Highest contract charge 1.70% Class B  $14.53        --            --       --      6.21%
         All contract charges                       --   237,828    $3,616,245     1.00%
   2015  Lowest contract charge 0.65% Class B   $13.12        --            --       --     (1.65)%
         Highest contract charge 1.70% Class B  $13.68        --            --       --     (2.63)%
         All contract charges                       --   217,542    $3,107,504     1.26%
   2014  Lowest contract charge 0.65% Class B   $13.34        --            --       --      4.96%
         Highest contract charge 1.70% Class B  $14.05        --            --       --      3.84%
         All contract charges                       --   165,833    $2,437,544     1.66%
2013(u)  Lowest contract charge 0.65% Class B   $12.71        --            --       --     19.45%
         Highest contract charge 1.70% Class B  $13.53        --            --       --     18.17%
         All contract charges                       --   100,706    $1,440,835     3.63%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.83        --            --       --     24.68%
         Highest contract charge 1.70% Class A  $12.42        --            --       --     24.20%
         All contract charges                       --       432    $    5,495     1.66%
   2016  Lowest contract charge 1.30% Class A   $10.29        --            --       --     (1.15)%
         Highest contract charge 1.70% Class A  $10.00        --            --       --     (1.48)%
         All contract charges                       --       434    $    4,432     0.29%
   2015  Lowest contract charge 1.30% Class A   $10.41        --            --       --     (5.54)%
         Highest contract charge 1.70% Class A  $10.15        --            --       --     (5.93)%
         All contract charges                       --       445    $    4,593     0.06%
   2014  Lowest contract charge 1.30% Class A   $11.02        --            --       --     (7.47)%
         Highest contract charge 1.70% Class A  $10.79        --            --       --     (7.86)%
         All contract charges                       --       388    $    4,253     1.62%
2013(u)  Lowest contract charge 1.30% Class A   $11.91        --            --       --     15.97%
         Highest contract charge 1.70% Class A  $11.71        --            --       --     15.48%
         All contract charges                       --       285    $    3,370     0.92%

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $17.85       --            --        --     24.65%
         Highest contract charge 1.70% Class B  $14.17       --            --        --     24.19%
         All contract charges                       --      491      $  8,206      1.66%
   2016  Lowest contract charge 1.30% Class B   $14.32       --            --        --     (1.10)%
         Highest contract charge 1.70% Class B  $11.41       --            --        --     (1.47)%
         All contract charges                       --      545      $  7,273      0.29%
   2015  Lowest contract charge 1.30% Class B   $14.48       --            --        --     (5.54)%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     (6.01)%
         All contract charges                       --      583      $  7,915      0.06%
   2014  Lowest contract charge 1.30% Class B   $15.33       --            --        --     (7.48)%
         Highest contract charge 1.70% Class B  $12.32       --            --        --     (7.85)%
         All contract charges                       --      545      $  7,822      1.62%
2013(u)  Lowest contract charge 1.30% Class B   $16.57       --            --        --     16.04%
         Highest contract charge 1.70% Class B  $13.37       --            --        --     15.56%
         All contract charges                       --      294      $  4,557      0.92%
AXA INTERNATIONAL MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B   $12.58       --            --        --     23.45%
         Highest contract charge 1.70% Class B  $12.25       --            --        --     22.13%
         All contract charges                       --    9,065      $113,324      1.96%
   2016  Lowest contract charge 0.65% Class B   $10.19       --            --        --     (0.78)%
         Highest contract charge 1.70% Class B  $10.03       --            --        --     (1.76)%
         All contract charges                       --   10,749      $109,748      1.23%
   2015  Lowest contract charge 0.65% Class B   $10.27       --            --        --     (3.02)%
         Highest contract charge 1.70% Class B  $10.21       --            --        --     (4.13)%
         All contract charges                       --   11,114      $115,259      0.04%
   2014  Lowest contract charge 0.65% Class B   $10.59       --            --        --     (7.11)%
         Highest contract charge 1.70% Class B  $10.65       --            --        --     (8.03)%
         All contract charges                       --   11,094      $119,622      0.84%
2013(u)  Lowest contract charge 0.65% Class B   $11.40       --            --        --     20.38%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     19.01%
         All contract charges                       --   10,689      $125,030        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.51       --            --        --     21.69%
         Highest contract charge 1.70% Class A  $12.11       --            --        --     21.34%
         All contract charges                       --      277      $  3,440      1.87%
   2016  Lowest contract charge 1.30% Class A   $10.28       --            --        --     (0.48)%
         Highest contract charge 1.70% Class A  $ 9.98       --            --        --     (0.99)%
         All contract charges                       --      306      $  3,115      0.45%
   2015  Lowest contract charge 1.30% Class A   $10.33       --            --        --     (4.44)%
         Highest contract charge 1.70% Class A  $10.08       --            --        --     (4.82)%
         All contract charges                       --      359      $  3,686      0.10%
   2014  Lowest contract charge 1.30% Class A   $10.81       --            --        --     (8.39)%
         Highest contract charge 1.70% Class A  $10.59       --            --        --     (8.71)%
         All contract charges                       --      375      $  4,031      1.63%
2013(u)  Lowest contract charge 1.30% Class A   $11.80       --            --        --     17.76%
         Highest contract charge 1.70% Class A  $11.60       --            --        --     17.29%
         All contract charges                       --      356      $  4,177      1.19%
AXA LARGE CAP CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $24.20       --            --        --     20.40%
         Highest contract charge 1.70% Class B  $17.39       --            --        --     19.93%
         All contract charges                       --      487      $ 10,843      1.01%
   2016  Lowest contract charge 1.30% Class B   $20.10       --            --        --      8.41%
         Highest contract charge 1.70% Class B  $14.50       --            --        --      7.97%
         All contract charges                       --      509      $  9,344      1.19%

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $18.54      --            --         --     (0.96)%
         Highest contract charge 1.70% Class B  $13.43      --            --         --     (1.40)%
         All contract charges                       --     493       $ 8,225       1.05%
   2014  Lowest contract charge 1.30% Class B   $18.72      --            --         --     10.18%
         Highest contract charge 1.70% Class B  $13.62      --            --         --      9.75%
         All contract charges                       --     464       $ 7,756       1.24%
2013(u)  Lowest contract charge 1.30% Class B   $16.99      --            --         --     29.79%
         Highest contract charge 1.70% Class B  $12.41      --            --         --     29.27%
         All contract charges                       --     222       $ 3,386       0.59%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $24.84      --            --         --     27.52%
         Highest contract charge 1.70% Class A  $24.03      --            --         --     27.01%
         All contract charges                       --     255       $ 6,271       0.48%
   2016  Lowest contract charge 1.30% Class A   $19.48      --            --         --      4.17%
         Highest contract charge 1.70% Class A  $18.92      --            --         --      3.73%
         All contract charges                       --     274       $ 5,298       0.56%
   2015  Lowest contract charge 1.30% Class A   $18.70      --            --         --      2.69%
         Highest contract charge 1.70% Class A  $18.24      --            --         --      2.24%
         All contract charges                       --     314       $ 5,839       0.30%
   2014  Lowest contract charge 1.30% Class A   $18.21      --            --         --      9.63%
         Highest contract charge 1.70% Class A  $17.84      --            --         --      9.25%
         All contract charges                       --     289       $ 5,230       0.24%
2013(u)  Lowest contract charge 1.30% Class A   $16.61      --            --         --     33.63%
         Highest contract charge 1.70% Class A  $16.33      --            --         --     33.09%
         All contract charges                       --     205       $ 3,406       0.19%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $29.00      --            --         --     27.53%
         Highest contract charge 1.70% Class B  $31.11      --            --         --     27.03%
         All contract charges                       --     668       $19,555       0.48%
   2016  Lowest contract charge 1.30% Class B   $22.74      --            --         --      4.17%
         Highest contract charge 1.70% Class B  $24.49      --            --         --      3.73%
         All contract charges                       --     733       $16,909       0.56%
   2015  Lowest contract charge 1.30% Class B   $21.83      --            --         --      2.68%
         Highest contract charge 1.70% Class B  $23.61      --            --         --      2.25%
         All contract charges                       --     772       $17,200       0.30%
   2014  Lowest contract charge 1.30% Class B   $21.26      --            --         --      9.64%
         Highest contract charge 1.70% Class B  $23.09      --            --         --      9.22%
         All contract charges                       --     720       $15,801       0.24%
2013(u)  Lowest contract charge 1.30% Class B   $19.39      --            --         --     33.63%
         Highest contract charge 1.70% Class B  $21.14      --            --         --     33.04%
         All contract charges                       --     446       $ 8,930       0.19%
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $21.52      --            --         --     12.38%
         Highest contract charge 1.70% Class A  $20.82      --            --         --     11.94%
         All contract charges                       --     503       $10,734       1.53%
   2016  Lowest contract charge 1.30% Class A   $19.15      --            --         --     13.85%
         Highest contract charge 1.70% Class A  $18.60      --            --         --     13.35%
         All contract charges                       --     489       $ 9,281       1.79%
   2015  Lowest contract charge 1.30% Class A   $16.82      --            --         --     (5.24)%
         Highest contract charge 1.70% Class A  $16.41      --            --         --     (5.64)%
         All contract charges                       --     976       $16,144       2.25%
   2014  Lowest contract charge 1.30% Class A   $17.75      --            --         --     10.73%
         Highest contract charge 1.70% Class A  $17.39      --            --         --     10.34%
         All contract charges                       --     349       $ 6,155       1.87%
2013(u)  Lowest contract charge 1.30% Class A   $16.03      --            --         --     30.75%
         Highest contract charge 1.70% Class A  $15.76      --            --         --     30.25%
         All contract charges                       --     185       $ 2,945       1.14%

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $19.95       --            --        --     12.33%
         Highest contract charge 1.70% Class B  $21.78       --            --        --     11.92%
         All contract charges                       --      734      $ 14,837      1.53%
   2016  Lowest contract charge 1.30% Class B   $17.76       --            --        --     13.85%
         Highest contract charge 1.70% Class B  $19.46       --            --        --     13.40%
         All contract charges                       --      811      $ 14,619      1.79%
   2015  Lowest contract charge 1.30% Class B   $15.60       --            --        --     (5.28)%
         Highest contract charge 1.70% Class B  $17.16       --            --        --     (5.66)%
         All contract charges                       --      817      $ 12,896      2.25%
   2014  Lowest contract charge 1.30% Class B   $16.47       --            --        --     10.76%
         Highest contract charge 1.70% Class B  $18.19       --            --        --     10.31%
         All contract charges                       --      805      $ 13,433      1.87%
2013(u)  Lowest contract charge 1.30% Class B   $14.87       --            --        --     30.78%
         Highest contract charge 1.70% Class B  $16.49       --            --        --     30.25%
         All contract charges                       --      311      $  4,740      1.14%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $23.52       --            --        --     10.89%
         Highest contract charge 1.70% Class A  $22.76       --            --        --     10.43%
         All contract charges                       --      229      $  5,338      1.07%
   2016  Lowest contract charge 1.30% Class A   $21.21       --            --        --     16.09%
         Highest contract charge 1.70% Class A  $20.61       --            --        --     15.66%
         All contract charges                       --      216      $  4,560      1.36%
   2015  Lowest contract charge 1.30% Class A   $18.27       --            --        --     (4.79)%
         Highest contract charge 1.70% Class A  $17.82       --            --        --     (5.16)%
         All contract charges                       --      199      $  3,604      0.85%
   2014  Lowest contract charge 1.30% Class A   $19.19       --            --        --      9.47%
         Highest contract charge 1.70% Class A  $18.79       --            --        --      8.99%
         All contract charges                       --      172      $  3,272      0.63%
2013(u)  Lowest contract charge 1.30% Class A   $17.53       --            --        --     31.31%
         Highest contract charge 1.70% Class A  $17.24       --            --        --     30.80%
         All contract charges                       --      105      $  1,821      0.50%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $27.07       --            --        --     10.85%
         Highest contract charge 1.70% Class B  $28.08       --            --        --     10.42%
         All contract charges                       --      489      $ 13,131      1.07%
   2016  Lowest contract charge 1.30% Class B   $24.42       --            --        --     16.12%
         Highest contract charge 1.70% Class B  $25.43       --            --        --     15.64%
         All contract charges                       --      515      $ 12,477      1.36%
   2015  Lowest contract charge 1.30% Class B   $21.03       --            --        --     (4.76)%
         Highest contract charge 1.70% Class B  $21.99       --            --        --     (5.17)%
         All contract charges                       --      429      $  8,993      0.85%
   2014  Lowest contract charge 1.30% Class B   $22.08       --            --        --      9.42%
         Highest contract charge 1.70% Class B  $23.19       --            --        --      8.98%
         All contract charges                       --      322      $  7,158      0.63%
2013(u)  Lowest contract charge 1.30% Class B   $20.18       --            --        --     31.38%
         Highest contract charge 1.70% Class B  $21.28       --            --        --     30.87%
         All contract charges                       --      251      $  5,120      0.50%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.30% Class A   $14.42       --            --        --      9.66%
         Highest contract charge 1.70% Class A  $13.95       --            --        --      9.15%
         All contract charges                       --    7,245      $103,678      1.29%
   2016  Lowest contract charge 1.30% Class A   $13.15       --            --        --      3.95%
         Highest contract charge 1.70% Class A  $12.78       --            --        --      3.57%
         All contract charges                       --    7,444      $ 97,273      0.97%

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE ALLOCATION (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $12.65        --            --       --     (2.17)%
         Highest contract charge 1.70% Class A     $12.34        --            --       --     (2.53)%
         All contract charges                          --     7,426    $   93,368     0.93%
   2014  Lowest contract charge 1.30% Class A      $12.93        --            --       --      1.73%
         Highest contract charge 1.70% Class A     $12.66        --            --       --      1.28%
         All contract charges                          --     6,400    $   82,370     1.26%
2013(u)  Lowest contract charge 1.30% Class A      $12.71        --            --       --     11.59%
         Highest contract charge 1.70% Class A     $12.50        --            --       --     11.21%
         All contract charges                          --     5,089    $   64,425     1.93%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $10.95        --            --       --      9.83%
         Highest contract charge 1.25% Class B     $11.50        --            --       --      9.63%
         All contract charges                          --     3,892    $   43,939     1.29%
   2016  Lowest contract charge 1.10% Class B      $ 9.97        --            --       --      4.18%
         Highest contract charge 1.25% Class B     $10.49        --            --       --      4.07%
         All contract charges                          --     3,079    $   31,796     0.97%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.57        --            --       --     (4.01)%
         Highest contract charge 1.25% Class B     $10.08        --            --       --     (2.14)%
         All contract charges                          --     1,656    $   16,584     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.30        --            --       --      1.78%
         Highest contract charge 1.25% Class B     $10.30        --            --       --      1.78%
         All contract charges                          --       643    $    6,617     1.26%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12        --            --       --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12        --            --       --      1.10%
         All contract charges                          --        30    $      299     1.93%
AXA MODERATE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B      $14.91        --            --       --     11.02%
         Highest contract charge 1.70% Class B     $15.14        --            --       --      9.87%
         All contract charges                          --   410,293    $6,460,092     1.40%
   2016  Lowest contract charge 0.65% Class B      $13.43        --            --       --      6.42%
         Highest contract charge 1.70% Class B     $13.78        --            --       --      5.27%
         All contract charges                          --   412,040    $5,886,347     0.93%
   2015  Lowest contract charge 0.65% Class B      $12.62        --            --       --     (1.48)%
         Highest contract charge 1.70% Class B     $13.09        --            --       --     (2.46)%
         All contract charges                          --   398,866    $5,398,722     1.10%
   2014  Lowest contract charge 0.65% Class B      $12.81        --            --       --      4.32%
         Highest contract charge 1.70% Class B     $13.42        --            --       --      3.23%
         All contract charges                          --   357,621    $4,954,307     1.33%
2013(u)  Lowest contract charge 0.65% Class B      $12.28        --            --       --     16.18%
         Highest contract charge 1.70% Class B     $13.00        --            --       --     14.84%
         All contract charges                          --   290,011    $3,891,368     2.54%
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.30% Class A      $16.45        --            --       --     13.37%
         Highest contract charge 1.70% Class A     $15.92        --            --       --     12.99%
         All contract charges                          --     2,208    $   36,100     1.43%
   2016  Lowest contract charge 1.30% Class A      $14.51        --            --       --      5.91%
         Highest contract charge 1.70% Class A     $14.09        --            --       --      5.39%
         All contract charges                          --     2,447    $   35,296     0.91%
   2015  Lowest contract charge 1.30% Class A      $13.70        --            --       --     (2.56)%
         Highest contract charge 1.70% Class A     $13.37        --            --       --     (2.90)%
         All contract charges                          --     2,757    $   37,605     0.93%
   2014  Lowest contract charge 1.30% Class A      $14.06        --            --       --      2.40%
         Highest contract charge 1.70% Class A     $13.77        --            --       --      2.00%
         All contract charges                          --     2,942    $   41,212     1.39%
2013(u)  Lowest contract charge 1.30% Class A      $13.73        --            --       --     18.26%
         Highest contract charge 1.70% Class A     $13.50        --            --       --     17.70%
         All contract charges                          --     3,055    $   41,813     2.05%

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $11.41        --            --       --     13.65%
         Highest contract charge 1.25% Class B     $12.26        --            --       --     13.41%
         All contract charges                          --     1,846    $   21,863     1.43%
   2016  Lowest contract charge 1.10% Class B      $10.04        --            --       --      6.13%
         Highest contract charge 1.25% Class B     $10.81        --            --       --      5.98%
         All contract charges                          --     1,404    $   14,859     0.91%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.46        --            --       --     (5.12)%
         Highest contract charge 1.25% Class B     $10.20        --            --       --     (2.49)%
         All contract charges                          --       898    $    9,049     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.47        --            --       --      2.55%
         Highest contract charge 1.25% Class B     $10.46        --            --       --      2.45%
         All contract charges                          --       594    $    6,215     1.39%
   2013  Lowest contract charge 1.20% Class B(c)   $10.21        --            --       --      1.90%
         Highest contract charge 1.25% Class B(c)  $10.21        --            --       --      1.90%
         All contract charges                          --        47    $      481     2.05%
AXA ULTRA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B      $10.16        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $ 9.91        --            --       --      0.20%
         All contract charges                          --    13,061    $  131,233     0.56%
   2016  Lowest contract charge 1.30% Class B      $10.10        --            --       --      0.10%
         Highest contract charge 1.70% Class B     $ 9.89        --            --       --     (0.30)%
         All contract charges                          --    23,917    $  239,324     0.22%
   2015  Lowest contract charge 1.30% Class B      $10.09        --            --       --     (1.37)%
         Highest contract charge 1.70% Class B     $ 9.92        --            --       --     (1.68)%
         All contract charges                          --     4,601    $   46,148     1.60%
   2014  Lowest contract charge 1.30% Class B      $10.23        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $10.09        --            --       --      0.20%
         All contract charges                          --       256    $    2,600     1.04%
2013(u)  Lowest contract charge 1.30% Class B      $10.17        --            --       --      0.79%
         Highest contract charge 1.70% Class B     $10.07        --            --       --      0.30%
         All contract charges                          --        39    $      397     0.78%
AXA/AB DYNAMIC GROWTH
   2017  Lowest contract charge 1.30% Class B      $10.98        --            --       --     13.31%
         Highest contract charge 1.70% Class B     $10.86        --            --       --     12.77%
         All contract charges                          --    48,758    $  534,452     1.10%
   2016  Lowest contract charge 1.30% Class B      $ 9.69        --            --       --      2.65%
         Highest contract charge 1.70% Class B     $ 9.63        --            --       --      2.23%
         All contract charges                          --    35.001    $  338,902     0.34%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.44        --            --       --     (5.22)%
         Highest contract charge 1.70% Class B(i)  $ 9.42        --            --       --     (5.42)%
         All contract charges                          --    15,626    $  147,439     0.28%
AXA/AB DYNAMIC MODERATE GROWTH
   2017  Lowest contract charge 0.30% Class B      $12.28        --            --       --     12.56%
         Highest contract charge 1.70% Class B     $13.06        --            --       --     10.96%
         All contract charges                          --   208,647    $2,775,306     1.21%
   2016  Lowest contract charge 0.30% Class B(c)   $10.91        --            --       --      3.41%
         Highest contract charge 1.70% Class B     $11.77        --            --       --      1.99%
         All contract charges                          --   209,957    $2,508,401     0.40%
   2015  Lowest contract charge 0.65% Class B      $12.15        --            --       --     (1.22)%
         Highest contract charge 1.70% Class B     $11.54        --            --       --     (2.29)%
         All contract charges                          --   207,777    $2,426,133     0.78%
   2014  Lowest contract charge 0.65% Class B      $12.30        --            --       --      4.06%
         Highest contract charge 1.70% Class B     $11.81        --            --       --      2.96%
         All contract charges                          --   170,494    $2,031,930     0.95%
2013(u)  Lowest contract charge 0.65% Class B      $11.82        --            --       --     15.43%
         Highest contract charge 1.70% Class B     $11.47        --            --       --     14.24%
         All contract charges                          --   115,146    $1,329,120     0.37%

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND
   2017  Lowest contract charge 1.10% Class B      $ 9.70       --           --         --     (0.92)%
         Highest contract charge 1.25% Class B     $ 9.42       --           --         --     (1.05)%
         All contract charges                          --      214      $ 2,045       0.53%
   2016  Lowest contract charge 1.10% Class B      $ 9.79       --           --         --     (0.91)%
         Highest contract charge 1.25% Class B     $ 9.52       --           --         --     (1.04)%
         All contract charges                          --      173      $ 1,662       0.10%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.10)%
         Highest contract charge 1.25% Class B     $ 9.62       --           --         --     (1.74)%
         All contract charges                          --      120      $ 1,167       0.00%
   2014  Lowest contract charge 1.20% Class B      $ 9.80       --           --         --     (1.71)%
         Highest contract charge 1.25% Class B     $ 9.79       --           --         --     (1.81)%
         All contract charges                          --       57      $   560       0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --     (0.20)%
         All contract charges                          --       23      $   229       0.00%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class A(a)   $28.51       --           --         --     21.06%
         Highest contract charge 1.70% Class A     $27.59       --           --         --     20.59%
         All contract charges                          --    1,839      $51,700       0.28%
   2016  Lowest contract charge 0.65% Class A      $18.66       --           --         --     11.87%
         Highest contract charge 1.70% Class A     $22.88       --           --         --     10.69%
         All contract charges                          --    1,730      $40,211       0.40%
   2015  Lowest contract charge 0.65% Class A      $16.68       --           --         --     (3.53)%
         Highest contract charge 1.70% Class A     $20.67       --           --         --     (4.57)%
         All contract charges                          --    1,447      $30,413       0.05%
   2014  Lowest contract charge 0.65% Class A      $17.29       --           --         --      2.86%
         Highest contract charge 1.70% Class A     $21.66       --           --         --      1.83%
         All contract charges                          --    1,187      $26,079       0.07%
2013(u)  Lowest contract charge 0.65% Class A      $16.81       --           --         --     37.34%
         Highest contract charge 1.70% Class A     $21.27       --           --         --     35.82%
         All contract charges                          --      980      $21,064       0.06%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.10% Class B(i)   $12.39       --           --         --     21.35%
         Highest contract charge 1.70% Class B     $37.41       --           --         --     20.60%
         All contract charges                          --    1,053      $22,411       0.28%
   2016  Lowest contract charge 0.30% Class B      $11.62       --           --         --     12.16%
         Highest contract charge 1.70% Class B     $31.02       --           --         --     10.67%
         All contract charges                          --      927      $18,137       0.40%
   2015  Lowest contract charge 0.30% Class B(c)   $10.36       --           --         --     (3.18)%
         Highest contract charge 1.70% Class B     $28.03       --           --         --     (4.56)%
         All contract charges                          --      913      $17,098       0.05%
   2014  Lowest contract charge 1.20% Class B      $10.58       --           --         --      2.32%
         Highest contract charge 1.70% Class B     $29.37       --           --         --      1.80%
         All contract charges                          --      741      $15,872       0.07%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.34       --           --         --      4.23%
         Highest contract charge 1.70% Class B     $28.85       --           --         --     35.83%
         All contract charges                          --      486      $12,294       0.06%
AXA/CLEARBRIDGE LARGE CAP GROWTH
   2017  Lowest contract charge 1.30% Class B      $17.89       --           --         --     23.98%
         Highest contract charge 1.70% Class B     $17.39       --           --         --     23.42%
         All contract charges                          --    4,380      $82,106       0.07%
   2016  Lowest contract charge 1.30% Class B      $14.43       --           --         --     (0.41)%
         Highest contract charge 1.70% Class B     $14.09       --           --         --     (0.84)%
         All contract charges                          --    4,991      $75,699       0.00%

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $14.49       --           --         --     (0.07)%
         Highest contract charge 1.70% Class B  $14.21       --           --         --     (0.42)%
         All contract charges                       --    5,919      $89,723       0.00%
   2014  Lowest contract charge 1.30% Class B   $14.50       --           --         --      2.47%
         Highest contract charge 1.70% Class B  $14.27       --           --         --      2.00%
         All contract charges                       --    6,403      $97,019       0.00%
2013(u)  Lowest contract charge 1.30% Class B   $14.15       --           --         --     37.25%
         Highest contract charge 1.70% Class B  $13.99       --           --         --     36.75%
         All contract charges                       --    5,150      $76,479       0.00%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.54       --           --         --      8.53%
         Highest contract charge 1.70% Class A  $16.01       --           --         --      8.18%
         All contract charges                       --    1,021      $16,485       2.49%
   2016  Lowest contract charge 1.30% Class A   $15.24       --           --         --      9.01%
         Highest contract charge 1.70% Class A  $14.80       --           --         --      8.58%
         All contract charges                       --      289      $ 4,352       2.58%
   2015  Lowest contract charge 1.30% Class A   $13.98       --           --         --     (4.25)%
         Highest contract charge 1.70% Class A  $13.63       --           --         --     (4.69)%
         All contract charges                       --      263      $ 3,656       2.29%
   2014  Lowest contract charge 1.30% Class A   $14.60       --           --         --      4.81%
         Highest contract charge 1.70% Class A  $14.30       --           --         --      4.38%
         All contract charges                       --      268      $ 3,905       2.50%
2013(u)  Lowest contract charge 1.30% Class A   $13.93       --           --         --     13.07%
         Highest contract charge 1.70% Class A  $13.70       --           --         --     12.66%
         All contract charges                       --      213      $ 2,948       2.60%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $14.57       --           --         --      8.57%
         Highest contract charge 1.70% Class B  $13.92       --           --         --      8.16%
         All contract charges                       --      365      $ 5,231       2.49%
   2016  Lowest contract charge 1.30% Class B   $13.42       --           --         --      9.02%
         Highest contract charge 1.70% Class B  $12.87       --           --         --      8.52%
         All contract charges                       --      397      $ 5,258       2.58%
   2015  Lowest contract charge 1.30% Class B   $12.31       --           --         --     (4.35)%
         Highest contract charge 1.70% Class B  $11.86       --           --         --     (4.66)%
         All contract charges                       --      421      $ 5,107       2.29%
   2014  Lowest contract charge 1.30% Class B   $12.87       --           --         --      4.89%
         Highest contract charge 1.70% Class B  $12.44       --           --         --      4.45%
         All contract charges                       --      445      $ 5,631       2.50%
2013(u)  Lowest contract charge 1.30% Class B   $12.27       --           --         --     13.09%
         Highest contract charge 1.70% Class B  $11.91       --           --         --     12.57%
         All contract charges                       --      397      $ 4,815       2.60%
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $22.87       --           --         --     10.27%
         Highest contract charge 1.70% Class A  $22.13       --           --         --      9.88%
         All contract charges                       --      131      $ 2,962       0.55%
   2016  Lowest contract charge 1.30% Class A   $20.74       --           --         --     23.31%
         Highest contract charge 1.70% Class A  $20.14       --           --         --     22.73%
         All contract charges                       --      150      $ 3,089       0.37%
   2015  Lowest contract charge 1.30% Class A   $16.82       --           --         --     (7.79)%
         Highest contract charge 1.70% Class A  $16.41       --           --         --     (8.12)%
         All contract charges                       --      153      $ 2,567       0.23%
   2014  Lowest contract charge 1.30% Class A   $18.24       --           --         --      0.83%
         Highest contract charge 1.70% Class A  $17.86       --           --         --      0.39%
         All contract charges                       --      171      $ 3,093       0.02%
2013(u)  Lowest contract charge 1.30% Class A   $18.09       --           --         --     34.90%
         Highest contract charge 1.70% Class A  $17.79       --           --         --     34.37%
         All contract charges                       --      230      $ 4,119       0.12%

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $17.47       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $16.69       --            --        --      9.87%
         All contract charges                          --      529      $  9,057      0.55%
   2016  Lowest contract charge 1.30% Class B      $15.84       --            --        --     23.17%
         Highest contract charge 1.70% Class B     $15.19       --            --        --     22.70%
         All contract charges                          --      543      $  8,432      0.37%
   2015  Lowest contract charge 1.30% Class B      $12.86       --            --        --     (7.75)%
         Highest contract charge 1.70% Class B     $12.38       --            --        --     (8.09)%
         All contract charges                          --      608      $  7,652      0.23%
   2014  Lowest contract charge 1.30% Class B      $13.94       --            --        --      0.87%
         Highest contract charge 1.70% Class B     $13.47       --            --        --      0.37%
         All contract charges                          --      603      $  8,255      0.02%
2013(u)  Lowest contract charge 1.30% Class B      $13.82       --            --        --     34.83%
         Highest contract charge 1.70% Class B     $13.42       --            --        --     34.33%
         All contract charges                          --      510      $  6,962      0.12%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A(a)   $17.83       --            --        --     13.49%
         Highest contract charge 1.70% Class A     $17.25       --            --        --     12.97%
         All contract charges                          --      420      $  7,420      1.65%
   2016  Lowest contract charge 0.65% Class A      $14.81       --            --        --      8.82%
         Highest contract charge 1.70% Class A     $15.27       --            --        --      7.69%
         All contract charges                          --      490      $  7,636      1.61%
   2015  Lowest contract charge 0.65% Class        $13.61       --            --        --     (3.48)%
         Highest contract charge 1.70% Class A     $14.18       --            --        --     (4.45)%
         All contract charges                          --      575      $  8,293      1.28%
   2014  Lowest contract charge 1.30% Class A      $15.16       --            --        --      4.12%
         Highest contract charge 1.70% Class A     $14.84       --            --        --      3.63%
         All contract charges                          --      431      $  6,475      1.96%
2013(u)  Lowest contract charge 1.30% Class A      $14.56       --            --        --     21.74%
         Highest contract charge 1.70% Class A     $14.32       --            --        --     21.25%
         All contract charges                          --      242      $  3,504      1.27%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $13.04       --            --        --     13.49%
         Highest contract charge 1.70% Class B     $12.49       --            --        --     13.03%
         All contract charges                          --      451      $  5,783      1.65%
   2016  Lowest contract charge 1.30% Class B      $11.49       --            --        --      8.09%
         Highest contract charge 1.70% Class B     $11.05       --            --        --      7.59%
         All contract charges                          --      476      $  5,409      1.61%
   2015  Lowest contract charge 1.30% Class B      $10.63       --            --        --     (4.06)%
         Highest contract charge 1.70% Class B     $10.27       --            --        --     (4.38)%
         All contract charges                          --      513      $  5,380      1.28%
   2014  Lowest contract charge 1.30% Class B      $11.08       --            --        --      4.14%
         Highest contract charge 1.70% Class B     $10.74       --            --        --      3.67%
         All contract charges                          --      504      $  5,525      1.96%
2013(u)  Lowest contract charge 1.30% Class B      $10.64       --            --        --     21.60%
         Highest contract charge 1.70% Class B     $10.36       --            --        --     21.17%
         All contract charges                          --      456      $  4,799      1.27%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.94       --            --        --      8.96%
         Highest contract charge 1.70% Class B     $10.83       --            --        --      8.63%
         All contract charges                          --   41,484      $453,329      0.53%
   2016  Lowest contract charge 1.30% Class B      $10.04       --            --        --      4.58%
         Highest contract charge 1.70% Class B     $ 9.97       --            --        --      4.07%
         All contract charges                          --   29,121      $291,950      0.38%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.60       --            --        --     (4.19)%
         Highest contract charge 1.70% Class B(i)  $ 9.58       --            --        --     (4.39)%
         All contract charges                          --   11,556      $110,896      0.32%

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/INVESCO STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.49       --            --        --      8.37%
         Highest contract charge 1.70% Class B     $10.38       --            --        --      7.90%
         All contract charges                          --   22,093      $231,467      0.31%
   2016  Lowest contract charge 1.30% Class B      $ 9.68       --            --        --      1.89%
         Highest contract charge 1.70% Class B     $ 9.62       --            --        --      1.58%
         All contract charges                          --   16,629      $160,825      0.06%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.50       --            --        --     (4.33)%
         Highest contract charge 1.70% Class B(i)  $ 9.47       --            --        --     (4.63)%
         All contract charges                          --    6,921      $ 65,722      0.16%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.30% Class A(a)   $19.52       --            --        --     26.26%
         Highest contract charge 1.70% Class A     $18.89       --            --        --     25.77%
         All contract charges                          --    1,844      $ 35,682      0.00%
   2016  Lowest contract charge 0.65% Class A      $12.58       --            --        --     (4.91)%
         Highest contract charge 1.70% Class A     $15.02       --            --        --     (5.95)%
         All contract charges                          --    1,909      $ 29,259      0.00%
   2015  Lowest contract charge 0.65% Class A      $13.23       --            --        --     (6.10)%
         Highest contract charge 1.70% Class A     $15.97       --            --        --     (7.15)%
         All contract charges                          --    2,119      $ 34,453      0.00%
   2014  Lowest contract charge 0.65% Class A      $14.09       --            --        --     (1.40)%
         Highest contract charge 1.70% Class A     $17.20       --            --        --     (2.38)%
         All contract charges                          --    2,193      $ 38,236      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $14.29       --            --        --     37.67%
         Highest contract charge 1.70% Class A     $17.62       --            --        --     36.17%
         All contract charges                          --    1,976      $ 35,165      0.00%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.10% Class B      $10.68       --            --        --     26.54%
         Highest contract charge 1.70% Class B     $23.49       --            --        --     25.75%
         All contract charges                          --    1,012      $ 18,086      0.00%
   2016  Lowest contract charge 1.10% Class B      $ 8.44       --            --        --     (5.38)%
         Highest contract charge 1.70% Class B     $18.68       --            --        --     (5.99)%
         All contract charges                          --      952      $ 14,661      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.92       --            --        --     (9.81)%
         Highest contract charge 1.70% Class B     $19.87       --            --        --     (7.06)%
         All contract charges                          --      874      $ 14,987      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.46       --            --        --     (1.88)%
         Highest contract charge 1.70% Class B     $21.38       --            --        --     (2.42)%
         All contract charges                          --      770      $ 14,709      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.66       --            --        --      4.61%
         Highest contract charge 1.70% Class B     $21.91       --            --        --     36.17%
         All contract charges                          --      569      $ 12,387      0.00%
AXA/LEGG MASON STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $11.56       --            --        --      9.37%
         Highest contract charge 1.70% Class B     $11.47       --            --        --      8.93%
         All contract charges                          --   10,544      $121,791      1.06%
   2016  Lowest contract charge 1.30% Class B(k)   $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B(k)  $10.53       --            --        --      4.57%
         All contract charges                          --    4,872      $ 51,475      1.29%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.30% Class A      $25.65       --            --        --     32.90%
         Highest contract charge 1.70% Class A     $24.81       --            --        --     32.32%
         All contract charges                          --    1,959      $ 49,866      0.19%
   2016  Lowest contract charge 1.30% Class A      $19.30       --            --        --      5.41%
         Highest contract charge 1.70% Class A     $18.75       --            --        --      4.98%
         All contract charges                          --    1,554      $ 29,781      0.43%

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $18.31       --           --         --     10.10%
         Highest contract charge 1.70% Class A     $17.86       --           --         --      9.64%
         All contract charges                          --      944      $17,189       0.14%
   2014  Lowest contract charge 1.30% Class A      $16.63       --           --         --      6.40%
         Highest contract charge 1.70% Class A     $16.29       --           --         --      5.99%
         All contract charges                          --      833      $13,769       0.12%
2013(u)  Lowest contract charge 1.30% Class A      $15.63       --           --         --     25.54%
         Highest contract charge 1.70% Class A     $15.37       --           --         --     25.06%
         All contract charges                          --      815      $12,676       0.86%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.10% Class B      $14.43       --           --         --     33.12%
         Highest contract charge 1.70% Class B     $23.89       --           --         --     32.28%
         All contract charges                          --    1,211      $20,879       0.19%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --      5.65%
         Highest contract charge 1.70% Class B     $18.06       --           --         --      5.00%
         All contract charges                          --      767      $10,726       0.43%
   2015  Lowest contract charge 1.10% Class B(i)   $10.26       --           --         --      3.64%
         Highest contract charge 1.70% Class B     $17.20       --           --         --      9.62%
         All contract charges                          --      262      $ 3,907       0.14%
   2014  Lowest contract charge 1.20% Class B      $11.16       --           --         --      6.49%
         Highest contract charge 1.70% Class B     $15.69       --           --         --      6.01%
         All contract charges                          --      179      $ 2,603       0.12%
2013(u)  Lowest contract charge 1.30% Class B      $14.94       --           --         --     25.65%
         Highest contract charge 1.70% Class B     $14.80       --           --         --     25.11%
                                                       --      141      $ 2,105       0.86%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A      $20.25       --           --         --     12.69%
         Highest contract charge 1.70% Class A     $19.60       --           --         --     12.26%
         All contract charges                          --       62      $ 1,241       1.02%
   2016  Lowest contract charge 1.30% Class A      $17.97       --           --         --     11.68%
         Highest contract charge 1.70% Class A     $17.46       --           --         --     11.28%
         All contract charges                          --       66      $ 1,169       2.30%
   2015  Lowest contract charge 1.30% Class A      $16.09       --           --         --     (3.65)%
         Highest contract charge 1.70% Class A     $15.69       --           --         --     (4.04)%
         All contract charges                          --       72      $ 1,139       2.01%
   2014  Lowest contract charge 1.30% Class A      $16.70       --           --         --      8.30%
         Highest contract charge 1.70% Class A     $16.35       --           --         --      7.85%
         All contract charges                          --       76      $ 1,232       2.03%
2013(u)  Lowest contract charge 1.30% Class A      $15.42       --           --         --     27.54%
         Highest contract charge 1.70% Class A     $15.16       --           --         --     27.07%
         All contract charges                          --       76      $ 1,172       0.71%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $15.96       --           --         --     12.71%
         Highest contract charge 1.70% Class B     $15.24       --           --         --     12.22%
         All contract charges                          --      192      $ 3,006       1.02%
   2016  Lowest contract charge 1.30% Class B      $14.16       --           --         --     11.76%
         Highest contract charge 1.70% Class B     $13.58       --           --         --     11.31%
         All contract charges                          --      225      $ 3,109       2.30%
   2015  Lowest contract charge 1.30% Class B      $12.67       --           --         --     (3.65)%
         Highest contract charge 1.70% Class B     $12.20       --           --         --     (4.09)%
         All contract charges                          --      218      $ 2,713       2.01%
   2014  Lowest contract charge 1.30% Class B      $13.15       --           --         --      8.23%
         Highest contract charge 1.70% Class B     $12.72       --           --         --      7.89%
         All contract charges                          --      201      $ 2,588       2.03%
2013(u)  Lowest contract charge 1.30% Class B      $12.15       --           --         --     27.63%
         Highest contract charge 1.70% Class B(a)  $11.79       --           --         --     18.61%
         All contract charges                          --      155      $ 1,865       0.71%

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A     $17.36       --            --        --     19.72%
         Highest contract charge 1.70% Class A    $16.80       --            --        --     19.23%
         All contract charges                         --      190      $  3,264      1.38%
   2016  Lowest contract charge 1.30% Class A     $14.50       --            --        --      3.87%
         Highest contract charge 1.70% Class A    $14.09       --            --        --      3.53%
         All contract charges                         --      210      $  3,005      0.69%
   2015  Lowest contract charge 1.30% Class A     $13.96       --            --        --     (3.86)%
         Highest contract charge 1.70% Class A    $13.61       --            --        --     (4.29)%
         All contract charges                         --      236      $  3,279      0.00%
   2014  Lowest contract charge 1.30% Class A     $14.52       --            --        --     (0.27)%
         Highest contract charge 1.70% Class A    $14.22       --            --        --     (0.63)%
         All contract charges                         --      263      $  3,814      1.55%
2013(u)  Lowest contract charge 1.30% Class A     $14.56       --            --        --     25.30%
         Highest contract charge 1.70% Class A    $14.31       --            --        --     24.76%
         All contract charges                         --      250      $  3,628      0.87%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 0.30% Class B     $12.78       --            --        --     20.91%
         Highest contract charge 1.70% Class B    $13.18       --            --        --     19.17%
         All contract charges                         --    1,160      $ 15,399      1.38%
   2016  Lowest contract charge 0.30% Class B     $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B    $11.06       --            --        --      3.56%
         All contract charges                         --    1,265      $ 14,084      0.69%
   2015  Lowest contract charge 0.30% Class B     $10.07       --            --        --     (2.89)%
         Highest contract charge 1.70% Class B    $10.68       --            --        --     (4.30)%
         All contract charges                         --    1,295      $ 13,927      0.00%
   2014  Lowest contract charge 0.30% Class B     $10.37       --            --        --      0.78%
         Highest contract charge 1.70% Class B    $11.16       --            --        --     (0.62)%
         All contract charges                         --    1,232      $ 13,865      1.55%
2013(u)  Lowest contract charge 1.30% Class B     $11.57       --            --        --     25.35%
         Highest contract charge 1.70% Class B    $11.23       --            --        --     24.78%
         All contract charges                         --      955      $ 10,886      0.87%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.03       --            --        --     13.38%
         Highest contract charge 1.70% Class III  $14.00       --            --        --     11.82%
         All contract charges                         --    9,120      $121,106      1.31%
   2016  Lowest contract charge 0.30% Class III   $10.61       --            --        --      3.51%
         Highest contract charge 1.70% Class III  $12.52       --            --        --      2.04%
         All contract charges                         --    8,837      $105,416      1.26%
   2015  Lowest contract charge 0.30% Class III   $10.25       --            --        --     (1.35)%
         Highest contract charge 1.70% Class III  $12.27       --            --        --     (2.70)%
         All contract charges                         --    8,262      $ 97,493      1.11%
   2014  Lowest contract charge 0.30% Class III   $10.39       --            --        --      1.66%
         Highest contract charge 1.70% Class III  $12.61       --            --        --      0.24%
         All contract charges                         --    6,696      $ 83,065      2.52%
2013(u)  Lowest contract charge 0.65% Class III   $11.94       --            --        --     13.61%
         Highest contract charge 1.70% Class III  $12.58       --            --        --     12.42%
         All contract charges                         --    5,103      $ 64,719      1.20%
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.83       --            --        --     24.68%
         Highest contract charge 1.25% Class III  $12.32       --            --        --     23.32%
         All contract charges                         --      205      $  2,496      1.08%
   2016  Lowest contract charge 0.30% Class III   $10.29       --            --        --      3.00%
         Highest contract charge 1.25% Class III  $ 9.99       --            --        --      2.15%
         All contract charges                         --      282      $  2,793      1.81%

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class III      $ 9.99       --           --         --      0.10%
         Highest contract charge 1.25% Class III     $ 9.78       --           --         --     (0.81)%
         All contract charges                            --      270      $ 2,630       1.19%
   2014  Lowest contract charge 0.30% Class III      $ 9.98       --           --         --     (4.68)%
         Highest contract charge 1.25% Class III     $ 9.86       --           --         --     (5.65)%
         All contract charges                            --      144      $ 1,430       1.36%
   2013  Lowest contract charge 1.20% Class III(c)   $10.45       --           --         --      5.03%
         Highest contract charge 1.25% Class III(c)  $10.45       --           --         --      5.03%
         All contract charges                            --        3      $    27       0.17%
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
   2017  Lowest contract charge 1.30% Class III(a)   $27.12       --           --         --     27.50%
         Highest contract charge 1.70% Class III     $26.24       --           --         --     27.01%
         All contract charges                            --    1,611      $43,359       0.00%
   2016  Lowest contract charge 0.65% Class III      $19.69       --           --         --      6.84%
         Highest contract charge 1.70% Class III     $20.66       --           --         --      5.73%
         All contract charges                            --    1,589      $33,551       0.48%
   2015  Lowest contract charge 0.65% Class III      $18.43       --           --         --      1.82%
         Highest contract charge 1.70% Class III     $19.54       --           --         --      0.77%
         All contract charges                            --    1,580      $31,474       0.39%
   2014  Lowest contract charge 0.65% Class III      $18.10       --           --         --     13.27%
         Highest contract charge 1.70% Class III     $19.39       --           --         --     12.02%
         All contract charges                            --    1,264      $24,892       0.46%
2013(u)  Lowest contract charge 0.65% Class III      $15.98       --           --         --     32.72%
         Highest contract charge 1.70% Class III     $17.31       --           --         --     31.34%
         All contract charges                            --      882      $15,474       0.66%
CHARTER/SM/ AGGRESSIVE GROWTH
   2017  Lowest contract charge 1.10% Class B        $11.07       --           --         --     15.55%
         Highest contract charge 1.25% Class B       $11.69       --           --         --     15.29%
         All contract charges                            --      556      $ 6,418       1.27%
   2016  Lowest contract charge 1.10% Class B        $ 9.58       --           --         --      7.28%
         Highest contract charge 1.25% Class B       $10.14       --           --         --      7.19%
         All contract charges                            --      524      $ 5,261       0.83%
   2015  Lowest contract charge 1.10% Class B(i)     $ 8.93       --           --         --     (9.71)%
         Highest contract charge 1.25% Class B       $ 9.46       --           --         --     (6.80)%
         All contract charges                            --      448      $ 4,229       0.99%
   2014  Lowest contract charge 1.20% Class B        $10.16       --           --         --        --
         Highest contract charge 1.25% Class B       $10.15       --           --         --     (0.10)%
         All contract charges                            --      302      $ 3,066       1.76%
   2013  Lowest contract charge 1.20% Class B(c)     $10.16       --           --         --      1.80%
         Highest contract charge 1.25% Class B(c)    $10.16       --           --         --      1.80%
         All contract charges                            --       13      $   130       2.10%
CHARTER/SM/ CONSERVATIVE
   2017  Lowest contract charge 1.10% Class B        $10.59       --           --         --      6.86%
         Highest contract charge 1.25% Class B       $10.79       --           --         --      6.73%
         All contract charges                            --    2,892      $31,054       1.70%
   2016  Lowest contract charge 1.10% Class B        $ 9.91       --           --         --      4.54%
         Highest contract charge 1.25% Class B       $10.11       --           --         --      4.44%
         All contract charges                            --    2,872      $28,929       2.49%
   2015  Lowest contract charge 1.10% Class B(i)     $ 9.48       --           --         --     (4.63)%
         Highest contract charge 1.25% Class B       $ 9.68       --           --         --     (3.87)%
         All contract charges                            --    1,788      $17,270       1.75%
   2014  Lowest contract charge 1.20% Class B        $10.08       --           --         --      0.80%
         Highest contract charge 1.25% Class B       $10.07       --           --         --      0.70%
         All contract charges                            --      945      $ 9,527       2.79%
   2013  Lowest contract charge 1.20% Class B(c)     $10.00       --           --         --      0.30%
         Highest contract charge 1.25% Class B(c)    $10.00       --           --         --      0.30%
         All contract charges                            --       70      $   700       1.50%

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
CHARTER/SM/ GROWTH
2017  Lowest contract charge 1.10% Class B      $10.98       --           --         --     13.55%
      Highest contract charge 1.25% Class B     $11.53       --           --         --     13.48%
      All contract charges                          --    1,178      $13,482       1.35%
2016  Lowest contract charge 1.10% Class B      $ 9.67       --           --         --      6.38%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      6.17%
      All contract charges                          --    1,228      $12,410       1.36%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.09       --           --         --     (8.27)%
      Highest contract charge 1.25% Class B     $ 9.57       --           --         --     (5.81)%
      All contract charges                          --    1,243      $11,889       1.06%
2014  Lowest contract charge 1.20% Class B      $10.17       --           --         --      0.49%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      0.40%
      All contract charges                          --    1,004      $10,199       1.88%
2013  Lowest contract charge 1.20% Class B(c)   $10.12       --           --         --      1.40%
      Highest contract charge 1.25% Class B(c)  $10.12       --           --         --      1.40%
      All contract charges                          --      171      $ 1,727       1.54%
CHARTER/SM/ MODERATE(S)
2017  Lowest contract charge 0.30% Class B      $11.58       --           --         --     10.60%
      Highest contract charge 1.70% Class B     $10.76       --           --         --      9.02%
      All contract charges                          --    3,037      $33,504       1.73%
2016  Lowest contract charge 0.30% Class B      $10.47       --           --         --      5.86%
      Highest contract charge 1.70% Class B     $ 9.87       --           --         --      4.44%
      All contract charges                          --    2,339      $23,612       1.95%
2015  Lowest contract charge 0.30% Class B(g)   $ 9.89       --           --         --     (3.32)%
      Highest contract charge 1.70% Class B(c)  $ 9.45       --           --         --     (6.16)%
      All contract charges                          --    2,049      $19,789       1.48%
2014  Lowest contract charge 1.20% Class B      $10.12       --           --         --      0.60%
      Highest contract charge 1.25% Class B     $10.11       --           --         --      0.50%
      All contract charges                          --    1,347      $13,626       2.50%
2013  Lowest contract charge 1.20% Class B(c)   $10.06       --           --         --      0.80%
      Highest contract charge 1.25% Class B(c)  $10.06       --           --         --      0.80%
      All contract charges                          --       44      $   446       1.57%
CHARTER/SM/ MODERATE GROWTH
2017  Lowest contract charge 0.30% Class B      $11.88       --           --         --     12.50%
      Highest contract charge 1.65% Class B     $10.96       --           --         --     11.04%
      All contract charges                          --    2,155      $24,244       1.38%
2016  Lowest contract charge 0.30% Class B(c)   $10.56       --           --         --      6.56%
      Highest contract charge 1.65% Class B     $ 9.87       --           --         --      5.00%
      All contract charges                          --    2,156      $21,857       1.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.27       --           --         --     (6.65)%
      Highest contract charge 1.65% Class B     $ 9.40       --           --         --     (6.75)%
      All contract charges                          --    1,739      $16,803       1.58%
2014  Lowest contract charge 1.20% Class B      $10.18       --           --         --      0.69%
      Highest contract charge 1.25% Class B     $10.17       --           --         --      0.59%
      All contract charges                          --      850      $ 8,641       2.28%
2013  Lowest contract charge 1.20% Class B(c)   $10.11       --           --         --      1.30%
      Highest contract charge 1.25% Class B(c)  $10.11       --           --         --      1.30%
      All contract charges                          --       38      $   380       1.83%
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 1.30% Class B      $11.67       --           --         --
      Highest contract charge 1.70% Class B     $27.15       --           --         --      0.95%
      All contract charges                          --      139      $ 1,798       1.55%     0.52%
2016  Lowest contract charge 1.30% Class B      $11.56       --           --         --
      Highest contract charge 1.70% Class B     $27.01       --           --         --      1.58%
      All contract charges                          --      150      $ 1,938       1.98%     1.16%

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
CHARTER/SM/ MULTI-SECTOR BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class B       $11.38       --           --         --
         Highest contract charge 1.70% Class B      $26.70       --           --         --      (1.90)%
         All contract charges                           --      192      $ 2,406       1.49%     (2.31)%
   2014  Lowest contract charge 1.30% Class B       $11.60       --           --         --
         Highest contract charge 1.70% Class B      $27.33       --           --         --       1.05%
         All contract charges                           --      209      $ 2,730       2.51%      0.63%
2013(u)  Lowest contract charge 1.30% Class B       $11.48       --           --         --
         Highest contract charge 1.70% Class B      $27.16       --           --         --      (2.21)%
         All contract charges                           --      218      $ 2,823       3.77%     (2.55)%
CHARTER/SM/ SMALL CAP GROWTH
   2017  Lowest contract charge 0.30% Class B       $13.01       --           --         --      24.02%
         Highest contract charge 1.70% Class B      $12.59       --           --         --      22.23%
         All contract charges                           --      993      $ 9,947       2.67%
   2016  Lowest contract charge 0.30% Class B       $10.49       --           --         --       9.04%
         Highest contract charge 1.70% Class B      $10.30       --           --         --       7.52%
         All contract charges                           --      969      $ 7,997       0.00%
   2015  Lowest contract charge 0.30% Class B       $ 9.62       --           --         --      (6.33)%
         Highest contract charge 1.70% Class B      $ 9.58       --           --         --      (7.71)%
         All contract charges                           --    1,003      $ 7,879       0.29%
   2014  Lowest contract charge 0.30% Class B       $10.27       --           --         --      (2.93)%
         Highest contract charge 1.70% Class B      $10.38       --           --         --      (4.24)%
         All contract charges                           --      892      $ 7,627       0.00%
2013(u)  Lowest contract charge 1.30% Class B       $ 6.64       --           --         --      45.93%
         Highest contract charge 1.70% Class B      $10.84       --           --         --      45.31%
         All contract charges                           --      738      $ 6,370       0.00%
CHARTER/SM/ SMALL CAP VALUE
   2017  Lowest contract charge 1.10% Class B       $11.55       --           --         --
         Highest contract charge 1.70% Class B      $24.23       --           --         --      10.10%
         All contract charges                           --      705      $13,781       1.28%      9.39%
   2016  Lowest contract charge 1.10% Class B       $10.49       --           --         --
         Highest contract charge 1.70% Class B      $22.15       --           --         --      23.85%
         All contract charges                           --    1,040      $19,843       1.81%     23.12%
   2015  Lowest contract charge 1.10% Class B(i)    $ 8.47       --           --         --
         Highest contract charge 1.70% Class B      $17.99       --           --         --     (14.27)%
         All contract charges                           --    1,317      $20,338       0.87%    (14.62)%
   2014  Lowest contract charge 1.20% Class B       $ 9.81       --           --         --
         Highest contract charge 1.70% Class B      $21.07       --           --         --      (6.21)%
         All contract charges                           --      731      $12,106       0.19%     (6.73)%
2013(u)  Lowest contract charge 1.20% Class B(c)    $10.46       --           --         --
         Highest contract charge 1.70% Class B      $22.59       --           --         --       4.70%
         All contract charges                           --      584      $11,411       0.75%     40.31%
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class II      $10.59       --           --         --      14.73%
         Highest contract charge 1.70% Class II     $11.57       --           --         --      14.10%
         All contract charges                           --    4,641      $53,721       0.27%
   2016  Lowest contract charge 1.10% Class II      $ 9.23       --           --         --      (0.22)%
         Highest contract charge 1.70% Class II     $10.14       --           --         --      (0.78)%
         All contract charges                           --    4,463      $45,225       0.42%
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.25       --           --         --      (8.87)%
         Highest contract charge 1.70% Class II     $10.22       --           --         --      (3.68)%
         All contract charges                           --    4,018      $41,163       0.11%
   2014  Lowest contract charge 1.20% Class II(e)   $10.64       --           --         --       6.93%
         Highest contract charge 1.70% Class II(e)  $10.61       --           --         --       6.63%
         All contract charges                           --    1,072      $11,398       0.00%

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $12.59       --           --         --
      Highest contract charge 1.70% Class II          $12.44       --           --         --     17.77%
      All contract charges                                --    1,025      $12,893       1.14%    17.25%
2016  Lowest contract charge 1.30 % Class II          $10.69       --           --         --
      Highest contract charge 1.70% Class II          $10.61       --           --         --      7.98%
      All contract charges                                --      781      $ 8,342       1.41%     7.61%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.90       --           --         --
      Highest contract charge 1.70% Class II(g)       $ 9.86       --           --         --     (1.69)%
      All contract charges                                --      456      $ 4,512       2.35%    (2.09)%
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2017  Lowest contract charge 1.10% Class II           $12.64       --           --         --     17.69%
      Highest contract charge 1.70% Class II          $13.10       --           --         --     16.96%
      All contract charges                                --    2,293      $30,208       1.46%
2016  Lowest contract charge 1.10% Class II           $10.74       --           --         --     13.53%
      Highest contract charge 1.70% Class II          $11.20       --           --         --     12.90%
      All contract charges                                --    1,916      $21,544       1.68%
2015  Lowest contract charge 1.10% Class II(i)        $ 9.46       --           --         --     (4.64)%
      Highest contract charge 1.70% Class II          $ 9.92       --           --         --     (6.06)%
      All contract charges                                --    1,198      $11,927       2.27%
2014  Lowest contract charge 1.20% Class II(e)        $10.59       --           --         --      6.54%
      Highest contract charge 1.70% Class II(e)       $10.56       --           --         --      6.24%
      All contract charges                                --      286      $ 3,032       4.46%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $11.80       --           --         --     11.11%
      Highest contract charge 1.70% Class II          $11.66       --           --         --     10.63%
      All contract charges                                --      391      $ 4,609       0.20%
2016  Lowest contract charge 1.30 % Class II          $10.62       --           --         --      7.71%
      Highest contract charge 1.70% Class II          $10.54       --           --         --      7.33%
      All contract charges                                --      349      $ 3,714       0.44%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.86       --           --         --     (3.14)%
      Highest contract charge 1.70% Class II(g)       $ 9.82       --           --         --     (3.54)%
      All contract charges                                --      229      $ 2,255       0.04%
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2017  Lowest contract charge 0.30% Service Class      $11.04       --           --         --
      Highest contract charge 1.25% Service Class     $10.61       --           --         --      4.55%
      All contract charges                                --    1,656      $17,317       2.26%     3.61%
2016  Lowest contract charge 0.30% Service Class      $10.56       --           --         --
      Highest contract charge 1.25% Service Class     $10.24       --           --         --      3.02%
      All contract charges                                --    1,317      $13,346       2.90%     1.99%
2015  Lowest contract charge 0.30% Service Class(c)   $10.25       --           --         --
      Highest contract charge 1.25% Service Class     $10.04       --           --         --     (1.63)%
      All contract charges                                --      990      $ 9,912       2.62%    (2.62)%
2014  Lowest contract charge 1.20% Service Class      $10.31       --           --         --
      Highest contract charge 1.25% Service Class     $10.31       --           --         --      3.72%
      All contract charges                                --      588      $ 6,060       0.88%     3.72%
2013  Lowest contract charge 1.20 Service Class(c)    $ 9.94       --           --         --
      Highest contract charge 1.25% Service Class(c)  $ 9.94       --           --         --     (0.10)%
      All contract charges                                --       15      $   144       0.00%    (0.10)%
DELAWARE VIP(R) EMERGING MARKETS SERIES
2017  Lowest contract charge 1.10% Service Class      $12.26       --           --         --     38.69%
      Highest contract charge 1.25% Service Class     $11.61       --           --         --     38.38%
      All contract charges                                --      267      $ 3,190       0.28%
2016  Lowest contract charge 1.10% Service Class      $ 8.84       --           --         --     12.47%
      Highest contract charge 1.25% Service Class     $ 8.39       --           --         --     12.32%
      All contract charges                                --      122      $ 1,032       0.82%

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
DELAWARE VIP(R) EMERGING MARKETS SERIES (CONTINUED)
   2015  Lowest contract charge 1.10% Service Class(i)   $ 7.86       --            --        --     (18.30)%
         Highest contract charge 1.25% Service Class     $ 7.47       --            --        --     (15.88)%
         All contract charges                                --      105      $    790      0.52%
   2014  Lowest contract charge 1.20% Service Class      $ 8.88       --            --        --      (9.39)%
         Highest contract charge 1.25% Service Class     $ 8.88       --            --        --      (9.39)%
         All contract charges                                --       60      $    537      0.25%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 9.80       --            --        --       0.72%
         Highest contract charge 1.25% Service Class(c)  $ 9.80       --            --        --       0.72%
         All contract charges                                --        5      $     46      0.00%
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
   2017  Lowest contract charge 0.30% Service Class(c)   $10.46       --            --        --       1.65%
         Highest contract charge 1.25% Service Class     $10.05       --            --        --       0.60%
         All contract charges                                --    1,017      $ 10,209      1.79%
   2016  Lowest contract charge 1.10% Service Class      $ 9.92       --            --        --       0.51%
         Highest contract charge 1.25% Service Class     $ 9.99       --            --        --       0.40%
         All contract charges                                --      904      $  9,014      1.45%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.87       --            --        --      (1.00)%
         Highest contract charge 1.25% Service Class     $ 9.95       --            --        --      (0.60)%
         All contract charges                                --      637      $  6,330      1.46%
   2014  Lowest contract charge 1.20% Service Class      $10.02       --            --        --       0.40%
         Highest contract charge 1.25% Service Class     $10.01       --            --        --       0.30%
         All contract charges                                --      429      $  4,300      1.57%
   2013  Lowest contract charge 1.25% Service Class(c)   $ 9.98       --            --        --      (0.10)%
         Highest contract charge 1.25% Service Class(c)  $ 9.98       --            --        --      (0.10)%
         All contract charges                                --       --            --      0.00%
EATON VANCE VT FLOATING-RATE INCOME FUND
   2017  Lowest contract charge 0.30% Initial Class      $11.18       --            --        --       3.14%
         Highest contract charge 1.70% Initial Class     $10.55       --            --        --       1.74%
         All contract charges                                --    2,652      $ 28,322      3.26%
   2016  Lowest contract charge 0.30% Initial Class      $10.84       --            --        --       8.62%
         Highest contract charge 1.70% Initial Class     $10.37       --            --        --       7.13%
         All contract charges                                --    1,954      $ 20,455      3.47%
   2015  Lowest contract charge 0.30% Initial Class(c)   $ 9.98       --            --        --      (1.29)%
         Highest contract charge 1.70% Initial Class(g)  $ 9.68       --            --        --      (3.68)%
         All contract charges                                --    1,245      $ 12,125      3.34%
   2014  Lowest contract charge 1.20% Initial Class      $10.00       --            --        --      (0.50)%
         Highest contract charge 1.25% Initial Class     $ 9.99       --            --        --      (0.60)%
         All contract charges                                --      566      $  5,664      3.17%
   2013  Lowest contract charge 1.20% Initial Class(c)   $10.05       --            --        --       0.20%
         Highest contract charge 1.25% Initial Class(c)  $10.05       --            --        --       0.20%
         All contract charges                                --       29      $    290      0.48%
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 0.65% Class A            $19.96       --            --        --       7.37%
         Highest contract charge 1.70% Class A           $20.29       --            --        --       6.29%
         All contract charges                                --    6,202      $128,933      1.41%
   2016  Lowest contract charge 0.65% Class A            $18.59       --            --        --      17.21%
         Highest contract charge 1.70% Class A           $19.09       --            --        --      15.98%
         All contract charges                                --    6,386      $124,498      1.54%
   2015  Lowest contract charge 0.65% Class A            $15.86       --            --        --      (6.76)%
         Highest contract charge 1.70% Class A           $16.46       --            --        --      (7.79)%
         All contract charges                                --    6,479      $108,583      1.38%
   2014  Lowest contract charge 0.65% Class A            $17.01       --            --        --       9.04%
         Highest contract charge 1.70% Class A           $17.85       --            --        --       7.85%
         All contract charges                                --    5,944      $107,665      1.22%
2013(u)  Lowest contract charge 0.65% Class A            $15.60       --            --        --      36.84%
         Highest contract charge 1.70% Class A           $16.55       --            --        --      35.43%
         All contract charges                                --    4,625      $ 77,441      1.90%

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 1.10% Class B      $11.11       --           --         --       6.93%
         Highest contract charge 1.25% Class B     $13.03       --           --         --       6.80%
         All contract charges                          --    1,534      $18,662       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      16.74%
         Highest contract charge 1.25% Class B     $12.20       --           --         --      16.41%
         All contract charges                          --    1,279      $14,868       1.54%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.90       --           --         --     (10.73)%
         Highest contract charge 1.25% Class B     $10.48       --           --         --      (7.26)%
         All contract charges                          --    1,014      $10,445       1.38%
   2014  Lowest contract charge 1.20% Class B      $11.31       --           --         --       8.33%
         Highest contract charge 1.25% Class B     $11.30       --           --         --       8.34%
         All contract charges                          --      615      $ 6,959       1.22%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --           --         --       3.06%
         Highest contract charge 1.25% Class B(c)  $10.43       --           --         --       2.96%
         All contract charges                          --       45      $   475       1.90%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class A      $26.91       --           --         --      23.78%
         Highest contract charge 1.70% Class A     $26.04       --           --         --      23.30%
         All contract charges                          --      518      $13,770       0.77%
   2016  Lowest contract charge 1.30% Class A      $21.74       --           --         --       7.04%
         Highest contract charge 1.70% Class A     $21.12       --           --         --       6.61%
         All contract charges                          --      544      $11,682       0.88%
   2015  Lowest contract charge 1.30% Class A      $20.31       --           --         --       0.59%
         Highest contract charge 1.70% Class A     $19.81       --           --         --       0.15%
         All contract charges                          --      579      $11,637       0.60%
   2014  Lowest contract charge 1.30% Class A      $20.19       --           --         --       9.08%
         Highest contract charge 1.70% Class A     $19.78       --           --         --       8.62%
         All contract charges                          --      558      $11,176       0.76%
2013(u)  Lowest contract charge 1.30% Class A      $18.51       --           --         --      30.08%
         Highest contract charge 1.70% Class A     $18.21       --           --         --      29.61%
         All contract charges                          --      453      $ 8,324       1.76%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class B      $27.04       --           --         --      23.81%
         Highest contract charge 1.70% Class B     $24.25       --           --         --      23.35%
         All contract charges                          --      237      $ 6,170       0.77%
   2016  Lowest contract charge 1.30% Class B      $21.84       --           --         --       7.01%
         Highest contract charge 1.70% Class B     $19.66       --           --         --       6.56%
         All contract charges                          --      248      $ 5,200       0.88%
   2015  Lowest contract charge 1.30% Class B      $20.41       --           --         --       0.59%
         Highest contract charge 1.70% Class B     $18.45       --           --         --       0.22%
         All contract charges                          --      254      $ 4,999       0.60%
   2014  Lowest contract charge 1.30% Class B      $20.29       --           --         --       9.09%
         Highest contract charge 1.70% Class B     $18.41       --           --         --       8.61%
         All contract charges                          --      254      $ 4,987       0.76%
2013(u)  Lowest contract charge 1.30% Class B      $18.60       --           --         --      30.07%
         Highest contract charge 1.70% Class B     $16.95       --           --         --      29.49%
         All contract charges                          --      267      $ 4,841       1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.30% Class A      $25.12       --           --         --      18.88%
         Highest contract charge 1.70% Class A     $24.30       --           --         --      18.42%
         All contract charges                          --    1,676      $41,761       1.44%
   2016  Lowest contract charge 1.30% Class A      $21.13       --           --         --      10.28%
         Highest contract charge 1.70% Class A     $20.52       --           --         --       9.79%
         All contract charges                          --    1,377      $28,892       1.68%

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.16       --            --        --      (1.39)%
         Highest contract charge 1.70% Class A     $18.69       --            --        --      (1.79)%
         All contract charges                          --    1,300      $ 24,735      1.71%
   2014  Lowest contract charge 1.30% Class A      $19.43       --            --        --      10.65%
         Highest contract charge 1.70% Class A     $19.03       --            --        --      10.19%
         All contract charges                          --      929      $ 17,926      1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.56       --            --        --      30.75%
         Highest contract charge 1.70% Class A     $17.27       --            --        --      30.24%
         All contract charges                          --      585      $ 10,230      1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.10% Class B      $12.65       --            --        --      19.11%
         Highest contract charge 1.25% Class B     $14.94       --            --        --      18.95%
         All contract charges                          --      685      $  9,549      1.44%
   2016  Lowest contract charge 1.10% Class B      $10.62       --            --        --      10.51%
         Highest contract charge 1.25% Class B     $12.56       --            --        --      10.37%
         All contract charges                          --      476      $  5,821      1.68%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.61       --            --        --      (3.90)%
         Highest contract charge 1.25% Class B     $11.38       --            --        --      (1.30)%
         All contract charges                          --      365      $  4,121      1.71%
   2014  Lowest contract charge 1.20% Class B      $11.54       --            --        --      10.75%
         Highest contract charge 1.25% Class B     $11.53       --            --        --      10.65%
         All contract charges                          --      177      $  2,041      1.61%
   2013  Lowest contract charge 1.20% Class B(c)   $10.42       --            --        --       3.37%
         Highest contract charge 1.25% Class B(c)  $10.42       --            --        --       3.37%
         All contract charges                          --       10      $     99      1.76%
EQ/CORE BOND INDEX
   2017  Lowest contract charge 0.65% Class B      $10.49       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.29       --            --        --      (0.29)%
         All contract charges                          --   31,580      $333,707      1.59%
   2016  Lowest contract charge 0.65% Class B      $10.41       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.32       --            --        --      (0.29)%
         All contract charges                          --   31,436      $332,136      1.45%
   2015  Lowest contract charge 0.65% Class B      $10.33       --            --        --      (0.29)%
         Highest contract charge 1.70% Class B     $10.35       --            --        --      (1.24)%
         All contract charges                          --   30,704      $325,029      1.46%
   2014  Lowest contract charge 0.65% Class B      $10.36       --            --        --       1.77%
         Highest contract charge 1.70% Class B     $10.48       --            --        --       0.67%
         All contract charges                          --   30,215      $323,566      1.32%
2013(u)  Lowest contract charge 0.65% Class B      $10.18       --            --        --      (2.21)%
         Highest contract charge 1.70% Class B     $10.41       --            --        --      (3.34)%
         All contract charges                          --   29,915      $317,364      1.23%
EQ/EMERGING MARKETS EQUITY PLUS
   2017  Lowest contract charge 1.10% Class B      $10.63       --            --        --      32.54%
         Highest contract charge 1.70% Class B     $10.12       --            --        --      31.60%
         All contract charges                          --      726      $  7,516      1.06%
   2016  Lowest contract charge 1.10% Class B      $ 8.02       --            --        --       8.53%
         Highest contract charge 1.70% Class B     $ 7.69       --            --        --       7.85%
         All contract charges                          --      535      $  4,188      0.90%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.39       --            --        --     (23.50)%
         Highest contract charge 1.70% Class B     $ 7.13       --            --        --     (19.53)%
         All contract charges                          --      348      $  2,519      0.32%
   2014  Lowest contract charge 1.20% Class B      $ 9.28       --            --        --      (4.33)%
         Highest contract charge 1.70% Class B     $ 8.86       --            --        --      (4.73)%
         All contract charges                          --      283      $  2,543      0.67%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.34       --            --        --      (6.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.30       --            --        --      (6.63)%
         All contract charges                          --       78      $    732      0.69%

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.65% Class A      $23.31       --            --        --     20.22%
         Highest contract charge 1.70% Class A     $24.25       --            --        --     18.99%
         All contract charges                          --    9,298      $230,465      1.57%
   2016  Lowest contract charge 0.65% Class A(c)   $19.39       --            --        --     10.55%
         Highest contract charge 1.70% Class A     $20.38       --            --        --      9.33%
         All contract charges                          --    8,016      $166,506      1.79%
   2015  Lowest contract charge 1.30% Class A      $19.11       --            --        --     (0.47)%
         Highest contract charge 1.70% Class A     $18.64       --            --        --     (0.90)%
         All contract charges                          --    7,002      $132,404      1.96%
   2014  Lowest contract charge 1.30% Class A      $19.20       --            --        --     11.50%
         Highest contract charge 1.70% Class A     $18.81       --            --        --     11.04%
         All contract charges                          --    5,070      $ 96,494      1.80%
2013(u)  Lowest contract charge 1.30% Class A      $17.22       --            --        --     29.77%
         Highest contract charge 1.70% Class A     $16.94       --            --        --     29.31%
         All contract charges                          --    3,194      $ 54,612      1.82%
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.30% Class B      $15.84       --            --        --     20.64%
         Highest contract charge 1.25% Class B     $15.22       --            --        --     19.56%
         All contract charges                          --    5,525      $ 78,918      1.57%
   2016  Lowest contract charge 0.30% Class B      $13.13       --            --        --     10.90%
         Highest contract charge 1.25% Class B     $12.73       --            --        --      9.84%
         All contract charges                          --    3,637      $ 44,022      1.79%
   2015  Lowest contract charge 0.30% Class B(c)   $11.84       --            --        --      0.51%
         Highest contract charge 1.25% Class B     $11.59       --            --        --     (0.52)%
         All contract charges                          --    2,185      $ 24,797      1.96%
   2014  Lowest contract charge 1.20% Class B      $11.66       --            --        --     11.69%
         Highest contract charge 1.25% Class B     $11.65       --            --        --     11.59%
         All contract charges                          --    1,097      $ 12,785      1.80%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --            --        --      3.16%
         Highest contract charge 1.25% Class B(c)  $10.44       --            --        --      3.16%
         All contract charges                          --       14      $    146      1.82%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class A      $10.23       --            --        --      3.33%
         Highest contract charge 1.70% Class A     $ 9.90       --            --        --      2.91%
         All contract charges                          --      503      $  5,098      0.04%
   2016  Lowest contract charge 1.30% Class A      $ 9.90       --            --        --     (0.60)%
         Highest contract charge 1.70% Class A     $ 9.62       --            --        --     (1.03)%
         All contract charges                          --      563      $  5,534      1.84%
   2015  Lowest contract charge 0.65% Class A      $ 9.62       --            --        --     (4.37)%
         Highest contract charge 1.70% Class A     $ 9.72       --            --        --     (5.45)%
         All contract charges                          --      582      $  5,767      0.04%
   2014  Lowest contract charge 0.65% Class A      $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class A     $10.28       --            --        --     (0.77)%
         All contract charges                          --      621      $  6,477      0.70%
2013(u)  Lowest contract charge 1.30% Class A      $10.54       --            --        --     (3.83)%
         Highest contract charge 1.70% Class A     $10.36       --            --        --     (4.25)%
         All contract charges                          --      562      $  5,899      0.01%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class B      $11.74       --            --        --      3.35%
         Highest contract charge 1.70% Class B     $11.17       --            --        --      2.85%
         All contract charges                          --      405      $  4,649      0.04%
   2016  Lowest contract charge 1.30% Class B      $11.36       --            --        --     (0.70)%
         Highest contract charge 1.70% Class B     $10.86       --            --        --     (1.00)%
         All contract charges                          --      410      $  4,568      1.84%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $11.44       --            --        --     (4.98)%
         Highest contract charge 1.70% Class B     $10.97       --            --        --     (5.43)%
         All contract charges                          --      445      $  5,002      0.04%
   2014  Lowest contract charge 1.30% Class B      $12.04       --            --        --     (0.50)%
         Highest contract charge 1.70% Class B     $11.60       --            --        --     (0.85)%
         All contract charges                          --      445      $  5,262      0.70%
2013(u)  Lowest contract charge 1.30% Class B      $12.10       --            --        --     (3.74)%
         Highest contract charge 1.70% Class B     $11.70       --            --        --     (4.18)%
         All contract charges                          --      454      $  5,404      0.01%
EQ/INTERMEDIATE GOVERNMENT BOND
   2017  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.00%
         Highest contract charge 1.70% Class B     $ 9.66       --            --        --     (1.33)%
         All contract charges                          --   12,267      $123,980      0.85%
   2016  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.10%
         Highest contract charge 1.70% Class B     $ 9.79       --            --        --     (1.21)%
         All contract charges                          --   12,441      $126,941      0.68%
   2015  Lowest contract charge 0.30% Class B(c)   $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $ 9.91       --            --        --     (1.29)%
         All contract charges                          --   12,206      $125,847      0.59%
   2014  Lowest contract charge 0.65% Class B      $10.07       --            --        --      0.80%
         Highest contract charge 1.70% Class B     $10.04       --            --        --     (0.20)%
         All contract charges                          --   12,538      $130,682      0.41%
2013(u)  Lowest contract charge 0.65% Class B      $ 9.99       --            --        --     (2.25)%
         Highest contract charge 1.70% Class B     $10.06       --            --        --     (3.36)%
         All contract charges                          --   12,463      $129,739      0.22%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 1.30% Class A      $13.55       --            --        --     21.63%
         Highest contract charge 1.70% Class A     $13.11       --            --        --     21.16%
         All contract charges                          --    2,318      $ 31,039      2.94%
   2016  Lowest contract charge 0.65% Class A      $10.91       --            --        --      1.58%
         Highest contract charge 1.70% Class A     $10.82       --            --        --      0.46%
         All contract charges                          --    2,071      $ 22,815      3.01%
   2015  Lowest contract charge 0.65% Class A      $10.74       --            --        --     (2.81)%
         Highest contract charge 1.70% Class A     $10.77       --            --        --     (3.84)%
         All contract charges                          --    1,880      $ 20,562      2.82%
   2014  Lowest contract charge 0.65% Class A      $11.05       --            --        --     (7.53)%
         Highest contract charge 1.70% Class A     $11.20       --            --        --     (8.50)%
         All contract charges                          --    1,362      $ 15,412      4.42%
2013(u)  Lowest contract charge 0.65% Class A      $11.95       --            --        --     20.71%
         Highest contract charge 1.70% Class A     $12.24       --            --        --     19.41%
         All contract charges                          --      639      $  7,902      2.96%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 0.30% Class B      $11.49       --            --        --     22.89%
         Highest contract charge 1.25% Class B     $11.04       --            --        --     21.72%
         All contract charges                          --    1,689      $ 18,593      2.94%
   2016  Lowest contract charge 0.30% Class B      $ 9.35       --            --        --      1.85%
         Highest contract charge 1.25% Class B     $ 9.07       --            --        --      0.89%
         All contract charges                          --    1,217      $ 11,019      3.01%
   2015  Lowest contract charge 0.30% Class B(c)   $ 9.18       --            --        --     (2.44)%
         Highest contract charge 1.25% Class B     $ 8.99       --            --        --     (3.33)%
         All contract charges                          --      745      $  6,690      2.82%
   2014  Lowest contract charge 1.20% Class B      $ 9.31       --            --        --     (8.00)%
         Highest contract charge 1.25% Class B     $ 9.30       --            --        --     (8.10)%
         All contract charges                          --      500      $  4,652      4.42%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12       --            --        --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12       --            --        --      1.10%
         All contract charges                          --        4      $     40      2.96%

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class A(e)  $23.63       --           --         --     16.46%
         Highest contract charge 1.70% Class A    $22.86       --           --         --     15.98%
         All contract charges                         --    1,362      $31,909       0.80%
   2016  Lowest contract charge 0.65% Class A     $18.72       --           --         --     16.56%
         Highest contract charge 1.70% Class A    $19.71       --           --         --     15.40%
         All contract charges                         --    1,379      $27,771       2.49%
   2015  Lowest contract charge 0.65% Class A     $16.06       --           --         --     (6.79)%
         Highest contract charge 1.70% Class A    $17.08       --           --         --     (7.78)%
         All contract charges                         --    1,482      $25,762       2.15%
   2014  Lowest contract charge 0.65% Class A     $17.23       --           --         --      8.23%
         Highest contract charge 1.70% Class A    $18.52       --           --         --      7.05%
         All contract charges                         --    1,384      $25,986       2.26%
2013(u)  Lowest contract charge 0.65% Class A     $15.92       --           --         --     34.23%
         Highest contract charge 1.70% Class A    $17.30       --           --         --     32.77%
         All contract charges                         --      299      $ 5,249       4.77%
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class B     $20.84       --           --         --     16.42%
         Highest contract charge 1.70% Class B    $19.80       --           --         --     15.99%
         All contract charges                         --      461      $ 9,403       0.80%
   2016  Lowest contract charge 1.30% Class B     $17.90       --           --         --     15.86%
         Highest contract charge 1.70% Class B    $17.07       --           --         --     15.42%
         All contract charges                         --      489      $ 8,604       2.49%
   2015  Lowest contract charge 1.30% Class B     $15.45       --           --         --     (7.37)%
         Highest contract charge 1.70% Class B    $14.79       --           --         --     (7.79)%
         All contract charges                         --      604      $ 9,159       2.15%
   2014  Lowest contract charge 1.30% Class B     $16.68       --           --         --      7.47%
         Highest contract charge 1.70% Class B    $16.04       --           --         --      7.00%
         All contract charges                         --      612      $10,036       2.26%
2013(u)  Lowest contract charge 1.30% Class B     $15.52       --           --         --     33.33%
         Highest contract charge 1.70% Class B    $14.99       --           --         --     32.77%
         All contract charges                         --      192      $ 2,939       4.77%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class A     $24.93       --           --         --     16.22%
         Highest contract charge 1.70% Class A    $24.12       --           --         --     15.74%
         All contract charges                         --      485      $11,969       0.87%
   2016  Lowest contract charge 0.65% Class A     $20.41       --           --         --     20.77%
         Highest contract charge 1.70% Class A    $20.84       --           --         --     19.50%
         All contract charges                         --      467      $ 9,912       1.14%
   2015  Lowest contract charge 0.65% Class A     $16.90       --           --         --     (2.93)%
         Highest contract charge 1.70% Class A    $17.44       --           --         --     (3.96)%
         All contract charges                         --      406      $ 7,204       0.74%
   2014  Lowest contract charge 0.65% Class A     $17.41       --           --         --     13.64%
         Highest contract charge 1.70% Class A    $18.16       --           --         --     12.45%
         All contract charges                         --      365      $ 6,734       1.09%
2013(u)  Lowest contract charge 0.65% Class A     $15.32       --           --         --     34.98%
         Highest contract charge 1.70% Class A    $16.15       --           --         --     33.47%
         All contract charges                         --      371      $ 6,078       2.08%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class B     $26.68       --           --         --     16.20%
         Highest contract charge 1.70% Class B    $27.15       --           --         --     15.73%
         All contract charges                         --      378      $ 9,976       0.87%
   2016  Lowest contract charge 1.30% Class B     $22.96       --           --         --     19.96%
         Highest contract charge 1.70% Class B    $23.46       --           --         --     19.45%
         All contract charges                         --      327      $ 7,422       1.14%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $19.14       --           --         --     (3.58)%
         Highest contract charge 1.70% Class B     $19.64       --           --         --     (3.91)%
         All contract charges                          --      248      $ 4,682       0.74%
   2014  Lowest contract charge 1.30% Class B      $19.85       --           --         --     12.91%
         Highest contract charge 1.70% Class B     $20.44       --           --         --     12.43%
         All contract charges                          --      156      $ 3,131       1.09%
2013(u)  Lowest contract charge 1.30% Class B      $17.58       --           --         --     33.99%
         Highest contract charge 1.70% Class B     $18.18       --           --         --     33.48%
         All contract charges                          --      127      $ 2,263       2.08%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 0.65% Class A      $24.85       --           --         --     28.42%
         Highest contract charge 1.70% Class A     $26.55       --           --         --     27.03%
         All contract charges                          --    1,806      $49,189       0.81%
   2016  Lowest contract charge 1.30% Class A      $21.51       --           --         --      4.93%
         Highest contract charge 1.70% Class A     $20.90       --           --         --      4.55%
         All contract charges                          --    1,533      $32,753       1.12%
   2015  Lowest contract charge 1.30% Class A      $20.50       --           --         --      3.54%
         Highest contract charge 1.70% Class A     $19.99       --           --         --      3.09%
         All contract charges                          --    1,290      $26,251       0.97%
   2014  Lowest contract charge 1.30% Class A      $19.80       --           --         --     10.74%
         Highest contract charge 1.70% Class A     $19.39       --           --         --     10.30%
         All contract charges                          --      993      $19,557       1.17%
2013(u)  Lowest contract charge 1.30% Class A      $17.88       --           --         --     30.80%
         Highest contract charge 1.70% Class A     $17.58       --           --         --     30.22%
         All contract charges                          --      698      $12,399       1.10%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 1.10% Class B      $13.28       --           --         --     27.82%
         Highest contract charge 1.25% Class B     $16.09       --           --         --     27.60%
         All contract charges                          --    1,263      $18,737       0.81%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      5.16%
         Highest contract charge 1.25% Class B     $12.61       --           --         --      5.08%
         All contract charges                          --      859      $10,320       1.12%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.20)%
         Highest contract charge 1.25% Class B     $12.00       --           --         --      3.54%
         All contract charges                          --      473      $ 5,594       0.97%
   2014  Lowest contract charge 1.20% Class B      $11.60       --           --         --     10.90%
         Highest contract charge 1.25% Class B     $11.59       --           --         --     10.80%
         All contract charges                          --      278      $ 3,223       1.17%
   2013  Lowest contract charge 1.30% Class B(c)   $10.46       --           --         --      3.87%
         Highest contract charge 1.70% Class B(c)  $10.46       --           --         --      3.87%
         All contract charges                          --       15      $   157       1.10%
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.30% Class A      $23.02       --           --         --     11.53%
         Highest contract charge 1.70% Class A     $22.27       --           --         --     11.07%
         All contract charges                          --    1,325      $30,204       2.05%
   2016  Lowest contract charge 1.30% Class A      $20.64       --           --         --     14.99%
         Highest contract charge 1.70% Class A     $20.05       --           --         --     14.51%
         All contract charges                          --    1,107      $22,642       2.25%
   2015  Lowest contract charge 1.30% Class A      $17.95       --           --         --     (5.68)%
         Highest contract charge 1.70% Class A     $17.51       --           --         --     (6.06)%
         All contract charges                          --    1,441      $25,524       2.87%
   2014  Lowest contract charge 1.30% Class A      $19.03       --           --         --     11.16%
         Highest contract charge 1.70% Class A     $18.64       --           --         --     10.69%
         All contract charges                          --      910      $17,135       2.02%
2013(u)  Lowest contract charge 1.30% Class A      $17.12       --           --         --     29.89%
         Highest contract charge 1.70% Class A     $16.84       --           --         --     29.34%
         All contract charges                          --      544      $ 9,242       1.80%

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.10% Class B      $12.11       --           --         --     11.72%
         Highest contract charge 1.25% Class B     $14.02       --           --         --     11.54%
         All contract charges                          --      811      $10,859       2.05%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --     15.20%
         Highest contract charge 1.25% Class B     $12.57       --           --         --     15.11%
         All contract charges                          --      539      $ 6,576       2.25%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.41       --           --         --     (5.81)%
         Highest contract charge 1.25% Class B     $10.92       --           --         --     (5.70)%
         All contract charges                          --      324      $ 3,514       2.87%
   2014  Lowest contract charge 1.20% Class B      $11.58       --           --         --     11.24%
         Highest contract charge 1.25% Class B     $11.58       --           --         --     11.24%
         All contract charges                          --      151      $ 1,749       2.02%
   2013  Lowest contract charge 1.20% Class B(c)   $10.41       --           --         --      2.76%
         Highest contract charge 1.25% Class B(c)  $10.41       --           --         --      2.76%
         All contract charges                          --        7      $    73       1.80%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 1.30% Class A      $16.50       --           --         --     30.43%
         Highest contract charge 1.70% Class A     $15.96       --           --         --     29.86%
         All contract charges                          --    1,833      $29,949       0.86%
   2016  Lowest contract charge 1.30% Class A      $12.65       --           --         --      0.64%
         Highest contract charge 1.70% Class A     $12.29       --           --         --      0.24%
         All contract charges                          --    1,611      $20,205       1.02%
   2015  Lowest contract charge 1.30% Class A      $12.57       --           --         --     (1.10)%
         Highest contract charge 1.70% Class A     $12.26       --           --         --     (1.53)%
         All contract charges                          --    1,570      $19,572       0.62%
   2014  Lowest contract charge 1.30% Class A      $12.71       --           --         --     (6.27)%
         Highest contract charge 1.70% Class A     $12.45       --           --         --     (6.60)%
         All contract charges                          --    1,355      $17,105       1.04%
2013(u)  Lowest contract charge 1.30% Class A      $13.56       --           --         --     12.16%
         Highest contract charge 1.70% Class A     $13.33       --           --         --     11.74%
         All contract charges                          --    1,117      $15,044       1.10%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 0.30% Class B(c)   $12.70       --           --         --     31.61%
         Highest contract charge 1.70% Class B     $20.00       --           --         --     29.87%
         All contract charges                          --    1,359      $17,271       0.86%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --      0.88%
         Highest contract charge 1.70% Class B     $15.40       --           --         --      0.20%
         All contract charges                          --    1,176      $11,810       1.02%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.13       --           --         --     (8.52)%
         Highest contract charge 1.70% Class B     $15.37       --           --         --     (1.47)%
         All contract charges                          --      973      $10,104       0.62%
   2014  Lowest contract charge 1.20% Class B      $ 9.40       --           --         --     (6.19)%
         Highest contract charge 1.70% Class B     $15.60       --           --         --     (6.64)%
         All contract charges                          --      809      $ 8,848       1.04%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.02       --           --         --      0.50%
         Highest contract charge 1.70% Class B     $16.71       --           --         --     11.70%
         All contract charges                          --      613      $ 7,458       1.10%
EQ/MID CAP INDEX
   2017  Lowest contract charge 1.30% Class A      $26.56       --           --         --     13.94%
         Highest contract charge 1.70% Class A     $25.70       --           --         --     13.52%
         All contract charges                          --    2,519      $66,190       0.94%
   2016  Lowest contract charge 1.30% Class A      $23.31       --           --         --     18.38%
         Highest contract charge 1.70% Class A     $22.64       --           --         --     17.86%
         All contract charges                          --    2,625      $60,435       1.28%

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/MID CAP INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.69       --           --         --     (4.14)%
         Highest contract charge 1.70% Class A     $19.21       --           --         --     (4.48)%
         All contract charges                          --    1,883      $36,792       0.90%
   2014  Lowest contract charge 1.30% Class A      $20.54       --           --         --      7.60%
         Highest contract charge 1.70% Class A     $20.11       --           --         --      7.14%
         All contract charges                          --    1,672      $34,038       1.03%
2013(u)  Lowest contract charge 1.30% Class A      $19.09       --           --         --     30.84%
         Highest contract charge 1.70% Class A     $18.77       --           --         --     30.35%
         All contract charges                          --    1,012      $19,196       1.02%
EQ/MID CAP INDEX
   2017  Lowest contract charge 0.30% Class B      $14.98       --           --         --     15.14%
         Highest contract charge 1.25% Class B     $14.40       --           --         --     14.10%
         All contract charges                          --    1,603      $21,792       0.94%
   2016  Lowest contract charge 0.30% Class B      $13.01       --           --         --     19.58%
         Highest contract charge 1.25% Class B     $12.62       --           --         --     18.39%
         All contract charges                          --    1,206      $14,632       1.28%
   2015  Lowest contract charge 0.30% Class B(c)   $10.88       --           --         --     (3.20)%
         Highest contract charge 1.25% Class B     $10.66       --           --         --     (4.05)%
         All contract charges                          --      958      $10,059       0.90%
   2014  Lowest contract charge 1.20% Class B      $11.12       --           --         --      7.65%
         Highest contract charge 1.25% Class B     $11.11       --           --         --      7.66%
         All contract charges                          --      559      $ 6,207       1.03%
   2013  Lowest contract charge 1.20% Class B(c)   $10.33       --           --         --      3.09%
         Highest contract charge 1.25% Class B(c)  $10.32       --           --         --      2.99%
         All contract charges                          --       14      $   144       1.02%
EQ/MONEY MARKET
   2017  Lowest contract charge 0.65% Class A      $ 9.58       --           --         --     (0.31)%
         Highest contract charge 1.70% Class A     $ 8.74       --           --         --     (1.35)%
         All contract charges                          --    6,813      $61,312       0.38%
   2016  Lowest contract charge 0.65% Class A      $ 9.61       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 8.86       --           --         --     (1.66)%
         All contract charges                          --    9,468      $86,860       0.00%
   2015  Lowest contract charge 0.65% Class A      $ 9.67       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 9.01       --           --         --     (1.74)%
         All contract charges                          --    8,253      $77,117       0.00%
   2014  Lowest contract charge 0.65% Class A      $ 9.73       --           --         --     (0.71)%
         Highest contract charge 1.70% Class A     $ 9.17       --           --         --     (1.71)%
         All contract charges                          --    5,837      $54,908       0.00%
2013(u)  Lowest contract charge 0.65% Class A      $ 9.80       --           --         --     (0.61)%
         Highest contract charge 1.70% Class A     $ 9.33       --           --         --     (1.69)%
         All contract charges                          --    5,649      $54,098       0.00%
EQ/MONEY MARKET
   2017  Lowest contract charge 1.10% Class B      $ 9.75       --           --         --     (0.71)%
         Highest contract charge 1.70% Class B     $23.88       --           --         --     (1.32)%
         All contract charges                          --    6,338      $62,447       0.38%
   2016  Lowest contract charge 1.10% Class B(i)   $ 9.82       --           --         --     (1.11)%
         Highest contract charge 1.70% Class B     $24.20       --           --         --     (1.67)%
         All contract charges                          --    6,688      $66,890       0.00%
   2015  Lowest contract charge 0.30% Class B      $ 9.93       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $24.61       --           --         --     (1.72)%
         All contract charges                          --    5,965      $60,652       0.00%
   2014  Lowest contract charge 0.30% Class B      $ 9.96       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $25.04       --           --         --     (1.69)%
         All contract charges                          --    5,879      $60,569       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $ 9.98       --           --         --     (0.10)%
         Highest contract charge 1.70% Class B     $25.47       --           --         --     (1.70)%
         All contract charges                          --    2,743      $29,635       0.00%

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 1.30% Class A      $21.03       --           --         --     33.86%
         Highest contract charge 1.70% Class A     $20.35       --           --         --     33.36%
         All contract charges                          --    3,093      $64,193       0.60%
   2016  Lowest contract charge 1.30% Class A      $15.71       --           --         --     (1.26)%
         Highest contract charge 1.70% Class A     $15.26       --           --         --     (1.68)%
         All contract charges                          --    2,463      $38,345       0.82%
   2015  Lowest contract charge 1.30% Class A      $15.91       --           --         --      1.86%
         Highest contract charge 1.70% Class A     $15.52       --           --         --      1.44%
         All contract charges                          --    2,630      $41,513       0.28%
   2014  Lowest contract charge 1.30% Class A      $15.62       --           --         --      0.45%
         Highest contract charge 1.70% Class A     $15.30       --           --         --      0.07%
         All contract charges                          --    2,055      $31,876       0.58%
2013(u)  Lowest contract charge 1.30% Class A      $15.55       --           --         --     24.70%
         Highest contract charge 1.70% Class A     $15.29       --           --         --     24.21%
         All contract charges                          --    1,401      $21,649       2.86%
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 0.30% Class B      $14.57       --           --         --     35.16%
         Highest contract charge 1.70% Class B     $18.17       --           --         --     33.31%
         All contract charges                          --    1,311      $20,934       0.60%
   2016  Lowest contract charge 0.30% Class B      $10.78       --           --         --     (0.19)%
         Highest contract charge 1.70% Class B     $13.63       --           --         --     (1.66)%
         All contract charges                          --    1,253      $15,560       0.82%
   2015  Lowest contract charge 0.30% Class B      $10.80       --           --         --      2.86%
         Highest contract charge 1.70% Class B     $13.86       --           --         --      1.39%
         All contract charges                          --    1,058      $13,387       0.28%
   2014  Lowest contract charge 0.30% Class B      $10.50       --           --         --      1.45%
         Highest contract charge 1.70% Class B     $13.67       --           --         --      0.07%
         All contract charges                          --      633      $ 8,270       0.58%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.33       --           --         --      3.40%
         Highest contract charge 1.70% Class B     $13.66       --           --         --     24.18%
         All contract charges                          --      416      $ 5,762       2.86%
EQ/PIMCO GLOBAL REAL RETURN(T)
   2017  Lowest contract charge 1.10% Class B      $10.58       --           --         --      1.83%
         Highest contract charge 1.70% Class B     $10.40       --           --         --      1.17%
         All contract charges                          --    1,985      $21,118       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      9.02%
         Highest contract charge 1.70% Class B     $10.28       --           --         --      8.44%
         All contract charges                          --    1,311      $13,760       6.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.53       --           --         --     (3.54)%
         Highest contract charge 1.70% Class B     $ 9.48       --           --         --     (4.05)%
         All contract charges                          --      856      $ 8,251       1.54%
   2014  Lowest contract charge 1.20% Class B      $10.31       --           --         --      6.51%
         Highest contract charge 1.70% Class B     $ 9.88       --           --         --      6.01%
         All contract charges                          --      455      $ 4,558       7.08%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.68       --           --         --     (2.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.32       --           --         --     (6.61)%
         All contract charges                          --      153      $ 1,423       0.17%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.30% Class A      $ 9.56       --           --         --      0.53%
         Highest contract charge 1.70% Class A     $ 9.25       --           --         --      0.11%
         All contract charges                          --    2,497      $23,664       1.27%
   2016  Lowest contract charge 1.30% Class A      $ 9.51       --           --         --      0.63%
         Highest contract charge 1.70% Class A     $ 9.24       --           --         --      0.33%
         All contract charges                          --    2,698      $25,429       1.05%

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class A     $ 9.45       --           --         --     (1.56)%
         Highest contract charge 1.70% Class A    $ 9.21       --           --         --     (2.02)%
         All contract charges                         --    2,491      $23,337       0.51%
   2014  Lowest contract charge 1.30% Class A     $ 9.60       --           --         --     (1.34)%
         Highest contract charge 1.70% Class A    $ 9.40       --           --         --     (1.78)%
         All contract charges                         --    2,340      $22,300       0.40%
2013(u)  Lowest contract charge 1.30% Class A     $ 9.73       --           --         --     (1.32)%
         Highest contract charge 1.70% Class A    $ 9.57       --           --         --     (1.64)%
         All contract charges                         --    2,328      $22,491       0.80%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.10% Class B     $10.06       --           --         --      0.80%
         Highest contract charge 1.70% Class B    $ 9.91       --           --         --      0.20%
         All contract charges                         --      950      $ 9,340       1.27%
   2016  Lowest contract charge 1.10% Class B     $ 9.98       --           --         --      0.91%
         Highest contract charge 1.70% Class B    $ 9.89       --           --         --      0.30%
         All contract charges                         --      755      $ 7,364       1.05%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.89       --           --         --     (1.10)%
         Highest contract charge 1.70% Class B    $ 9.86       --           --         --     (1.99)%
         All contract charges                         --      597      $ 5,742       0.51%
   2014  Lowest contract charge 1.20% Class B     $ 9.84       --           --         --     (1.30)%
         Highest contract charge 1.70% Class B    $10.06       --           --         --     (1.85)%
         All contract charges                         --      389      $ 3,788       0.40%
2013(u)  Lowest contract charge 1.20% Class B(c)  $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.70% Class B    $10.25       --           --         --     (1.35)%
         All contract charges                         --      228      $ 2,227       0.80%
EQ/QUALITY BOND PLUS
   2017  Lowest contract charge 1.30% Class B     $10.99       --           --         --      0.09%
         Highest contract charge 1.70% Class B    $15.31       --           --         --     (0.33)%
         All contract charges                         --    2,455      $28,720       1.23%
   2016  Lowest contract charge 1.30% Class B     $10.98       --           --         --     (0.09)%
         Highest contract charge 1.70% Class B    $15.36       --           --         --     (0.52)%
         All contract charges                         --    2,276      $26,773       1.19%
   2015  Lowest contract charge 1.30% Class B     $10.99       --           --         --     (1.08)%
         Highest contract charge 1.70% Class B    $15.44       --           --         --     (1.47)%
         All contract charges                         --    2,274      $26,943       1.10%
   2014  Lowest contract charge 1.30% Class B     $11.11       --           --         --      1.55%
         Highest contract charge 1.70% Class B    $15.67       --           --         --      1.16%
         All contract charges                         --    2,077      $25,065       1.06%
2013(u)  Lowest contract charge 1.30% Class B     $10.94       --           --         --     (3.53)%
         Highest contract charge 1.70% Class B    $15.49       --           --         --     (3.97)%
         All contract charges                         --    1,880      $22,503       0.40%
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 1.30% Class A     $25.70       --           --         --     12.52%
         Highest contract charge 1.70% Class A    $24.86       --           --         --     12.08%
         All contract charges                         --    1,766      $44,885       1.07%
   2016  Lowest contract charge 1.30% Class A     $22.84       --           --         --     18.96%
         Highest contract charge 1.70% Class A    $22.18       --           --         --     18.48%
         All contract charges                         --    1,959      $44,158       1.42%
   2015  Lowest contract charge 1.30% Class A     $19.20       --           --         --     (5.79)%
         Highest contract charge 1.70% Class A    $18.72       --           --         --     (6.21)%
         All contract charges                         --    1,291      $24,592       0.89%
   2014  Lowest contract charge 1.30% Class A     $20.38       --           --         --      3.50%
         Highest contract charge 1.70% Class A    $19.96       --           --         --      3.10%
         All contract charges                         --    1,162      $23,463       0.93%
2013(u)  Lowest contract charge 1.30% Class A     $19.69       --           --         --     35.61%
         Highest contract charge 1.70% Class A    $19.36       --           --         --     35.10%
         All contract charges                         --      974      $19,005       1.36%

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 0.30% Class B      $14.10       --            --        --     13.62%
         Highest contract charge 1.25% Class B     $13.55       --            --        --     12.54%
         All contract charges                          --    1,204      $ 15,721      1.07%
   2016  Lowest contract charge 0.30% Class B      $12.41       --            --        --     20.25%
         Highest contract charge 1.25% Class B     $12.04       --            --        --     19.09%
         All contract charges                          --      927      $ 10,907      1.42%
   2015  Lowest contract charge 0.30% Class B(c)   $10.32       --            --        --     (4.88)%
         Highest contract charge 1.25% Class B     $10.11       --            --        --     (5.78)%
         All contract charges                          --      501      $  5,003      0.89%
   2014  Lowest contract charge 1.20% Class B      $10.74       --            --        --      3.67%
         Highest contract charge 1.25% Class B     $10.73       --            --        --      3.57%
         All contract charges                          --      249      $  2,679      0.93%
   2013  Lowest contract charge 1.25% Class B(c)   $10.36       --            --        --      4.75%
         Highest contract charge 1.25% Class B(c)  $10.36       --            --        --      4.75%
         All contract charges                          --        3      $     34      1.36%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 1.30% Class A(a)   $28.39       --            --        --     31.68%
         Highest contract charge 1.70% Class A     $27.47       --            --        --     31.12%
         All contract charges                          --    5,607      $157,447      0.00%
   2016  Lowest contract charge 0.65% Class A      $19.20       --            --        --      0.68%
         Highest contract charge 1.70% Class A     $20.95       --            --        --     (0.38)%
         All contract charges                          --    4,834      $103,341      0.00%
   2015  Lowest contract charge 0.65% Class A      $19.07       --            --        --      9.53%
         Highest contract charge 1.70% Class A     $21.03       --            --        --      8.35%
         All contract charges                          --    4,505      $ 96,324      0.00%
   2014  Lowest contract charge 0.65% Class A      $17.41       --            --        --      7.94%
         Highest contract charge 1.70% Class A     $19.41       --            --        --      6.82%
         All contract charges                          --    3,388      $ 66,665      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $16.13       --            --        --     37.04%
         Highest contract charge 1.70% Class A     $18.17       --            --        --     35.60%
         All contract charges                          --    2,395      $ 44,014      0.00%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 0.30% Class B(c)   $16.76       --            --        --     32.91%
         Highest contract charge 1.70% Class B     $34.30       --            --        --     31.12%
         All contract charges                          --    3,322      $ 55,656      0.00%
   2016  Lowest contract charge 1.10% Class B      $10.18       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $26.16       --            --        --     (0.38)%
         All contract charges                          --    2,738      $ 37,437      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $10.16       --            --        --      1.50%
         Highest contract charge 1.70% Class B     $26.26       --            --        --      8.38%
         All contract charges                          --    2,064      $ 29,276      0.00%
   2014  Lowest contract charge 1.20% Class B      $11.23       --            --        --      7.26%
         Highest contract charge 1.70% Class B     $24.23       --            --        --      6.79%
         All contract charges                          --    1,415      $ 19,973      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.47       --            --        --      5.23%
         Highest contract charge 1.70% Class B     $22.69       --            --        --     35.54%
         All contract charges                          --      933      $ 13,678      0.00%
EQ/UBS GROWTH & INCOME
   2017  Lowest contract charge 1.30% Class B      $ 4.35       --            --        --     19.83%
         Highest contract charge 1.70% Class B     $10.24       --            --        --     19.21%
         All contract charges                          --    1,146      $  7,925      0.27%
   2016  Lowest contract charge 1.30% Class B      $ 3.63       --            --        --      8.68%
         Highest contract charge 1.70% Class B     $ 8.59       --            --        --      8.32%
         All contract charges                          --    1,209      $  7,215      0.86%

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
EQ/UBS GROWTH & INCOME (CONTINUED)
   2015  Lowest contract charge 1.30% Class B            $ 3.34       --           --         --     (2.62)%
         Highest contract charge 1.70% Class B           $ 7.93       --           --         --     (3.06)%
         All contract charges                                --    1,120      $ 6,412       0.63%
   2014  Lowest contract charge 1.30% Class B            $ 3.43       --           --         --     12.83%
         Highest contract charge 1.70% Class B           $ 8.18       --           --         --     12.52%
         All contract charges                                --      960      $ 5,733       0.64%
2013(u)  Lowest contract charge 1.30% Class B            $ 3.04       --           --         --     33.92%
         Highest contract charge 1.70% Class B           $ 7.27       --           --         --     33.15%
         All contract charges                                --      870      $ 4,909       1.10%
FEDERATED HIGH INCOME BOND FUND II
   2017  Lowest contract charge 0.30% Service Class      $12.11       --           --         --      6.23%
         Highest contract charge 1.25% Service Class     $11.64       --           --         --      5.24%
         All contract charges                                --    1,670      $19,170       5.96%
   2016  Lowest contract charge 0.30% Service Class      $11.40       --           --         --     14.23%
         Highest contract charge 1.25% Service Class     $11.06       --           --         --     13.09%
         All contract charges                                --    1,353      $14,777       5.05%
   2015  Lowest contract charge 0.30% Service Class      $ 9.98       --           --         --     (3.01)%
         Highest contract charge 1.25% Service Class     $ 9.78       --           --         --     (3.93)%
         All contract charges                                --      950      $ 9,245       4.48%
   2014  Lowest contract charge 0.30% Service Class      $10.29       --           --         --      2.08%
         Highest contract charge 1.25% Service Class     $10.18       --           --         --      1.19%
         All contract charges                                --      523      $ 5,327       2.87%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.06       --           --         --      0.70%
         Highest contract charge 1.25% Service Class(c)  $10.06       --           --         --      0.70%
         All contract charges                                --       11      $   108       0.00%
FEDERATED KAUFMANN FUND II
   2017  Lowest contract charge 0.30% Service Class      $16.07       --           --         --     27.54%
         Highest contract charge 1.25% Service Class     $15.44       --           --         --     26.35%
         All contract charges                                --      517      $ 7,249       0.00%
   2016  Lowest contract charge 0.30% Service Class      $12.60       --           --         --      3.11%
         Highest contract charge 1.25% Service Class     $12.22       --           --         --      2.09%
         All contract charges                                --      369      $ 4,196       0.00%
   2015  Lowest contract charge 0.30% Service Class(c)   $12.22       --           --         --      5.89%
         Highest contract charge 1.25% Service Class     $11.97       --           --         --      4.82%
         All contract charges                                --      309      $ 3,575       0.00%
   2014  Lowest contract charge 1.20% Service Class      $11.42       --           --         --      8.14%
         Highest contract charge 1.25% Service Class     $11.42       --           --         --      8.14%
         All contract charges                                --       66      $   761       0.00%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.56       --           --         --      5.39%
         Highest contract charge 1.25% Service Class(c)  $10.56       --           --         --      5.39%
         All contract charges                                --        1      $     5       0.00%
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2    $17.98       --           --         --     16.91%
         Highest contract charge 1.70% Service Class 2   $17.40       --           --         --     16.47%
         All contract charges                                --       51      $   908       1.12%
   2016  Lowest contract charge 1.30% Service Class 2    $15.38       --           --         --      0.85%
         Highest contract charge 1.70% Service Class 2   $14.94       --           --         --      0.47%
         All contract charges                                --       49      $   742       1.07%
   2015  Lowest contract charge 1.30% Service Class 2    $15.25       --           --         --     (1.49)%
         Highest contract charge 1.70% Service Class 2   $14.87       --           --         --     (1.91)%
         All contract charges                                --       59      $   894       0.95%
   2014  Lowest contract charge 1.30% Service Class 2    $15.48       --           --         --      4.17%
         Highest contract charge 1.70% Service Class 2   $15.16       --           --         --      3.76%
         All contract charges                                --       59      $   926       0.63%
2013(u)  Lowest contract charge 0.65% Service Class 2    $13.05       --           --         --     21.28%
         Highest contract charge 1.70% Service Class 2   $14.61       --           --         --     20.05%
         All contract charges                                --       79      $ 1,146       0.73%

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------
                                                                  UNITS    ACCUMULATION INVESTMENT
                                                        UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                        VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                        ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2   $15.20       --            --        --     21.21%
         Highest contract charge 1.70% Service Class 2  $22.95       --            --        --     19.53%
         All contract charges                               --    8,459      $180,837      0.79%
   2016  Lowest contract charge 0.30% Service Class 2   $12.54       --            --        --      7.36%
         Highest contract charge 1.70% Service Class 2  $19.20       --            --        --      5.90%
         All contract charges                               --    7,832      $142,371      0.64%
   2015  Lowest contract charge 0.30% Service Class 2   $11.68       --            --        --      0.17%
         Highest contract charge 1.70% Service Class 2  $18.13       --            --        --     (1.31)%
         All contract charges                               --    8,028      $139,805      0.93%
   2014  Lowest contract charge 0.30% Service Class 2   $11.66       --            --        --     11.26%
         Highest contract charge 1.70% Service Class 2  $18.37       --            --        --      9.80%
         All contract charges                               --    5,992      $107,411      0.87%
2013(u)  Lowest contract charge 0.65% Service Class 2   $15.10       --            --        --     30.17%
         Highest contract charge 1.70% Service Class 2  $16.73       --            --        --     28.69%
         All contract charges                               --    4,352      $ 73,472      1.00%
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.30       --            --        --     13.31%
         Highest contract charge 1.70% Service Class 2  $13.91       --            --        --     12.91%
         All contract charges                               --       69      $    975      1.35%
   2016  Lowest contract charge 1.30% Service Class 2   $12.62       --            --        --      4.21%
         Highest contract charge 1.70% Service Class 2  $12.32       --            --        --      3.79%
         All contract charges                               --       47      $    598      1.09%
   2015  Lowest contract charge 1.30% Service Class 2   $12.11       --            --        --     (1.78)%
         Highest contract charge 1.70% Service Class 2  $11.87       --            --        --     (2.22)%
         All contract charges                               --       60      $    717      1.52%
   2014  Lowest contract charge 1.30% Service Class 2   $12.33       --            --        --      3.09%
         Highest contract charge 1.70% Service Class 2  $12.14       --            --        --      2.71%
         All contract charges                               --       67      $    825      1.29%
2013(u)  Lowest contract charge 1.30% Service Class 2   $11.96       --            --        --     12.62%
         Highest contract charge 1.70% Service Class 2  $11.82       --            --        --     12.14%
         All contract charges                               --       77      $    904      1.56%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.71       --            --        --     14.74%
         Highest contract charge 1.70% Service Class 2  $14.30       --            --        --     14.31%
         All contract charges                               --       84      $  1,227      1.36%
   2016  Lowest contract charge 1.30% Service Class 2   $12.82       --            --        --      4.48%
         Highest contract charge 1.70% Service Class 2  $12.51       --            --        --      3.99%
         All contract charges                               --       82      $  1,045      1.14%
   2015  Lowest contract charge 1.30% Service Class 2   $12.27       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2  $12.03       --            --        --     (2.20)%
         All contract charges                               --       95      $  1,162      2.06%
   2014  Lowest contract charge 1.30% Service Class 2   $12.49       --            --        --      3.22%
         Highest contract charge 1.65% Service Class 2  $12.32       --            --        --      2.84%
         All contract charges                               --       56      $    702      1.34%
2013(u)  Lowest contract charge 1.30% Service Class 2   $12.10       --            --        --     14.15%
         Highest contract charge 1.65% Service Class 2  $11.98       --            --        --     13.77%
         All contract charges                               --       62      $    747      1.60%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $15.44       --            --        --     16.00%
         Highest contract charge 1.65% Service Class 2  $15.07       --            --        --     15.66%
         All contract charges                               --       89      $  1,367      1.26%
   2016  Lowest contract charge 1.30% Service Class 2   $13.31       --            --        --      4.64%
         Highest contract charge 1.65% Service Class 2  $13.03       --            --        --      4.24%
         All contract charges                               --       92      $  1,210      1.40%

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 1.30% Service Class 2     $12.72       --            --        --     (1.78)%
         Highest contract charge 1.65% Service Class 2    $12.50       --            --        --     (2.11)%
         All contract charges                                 --       78      $    981      1.61%
   2014  Lowest contract charge 1.30% Service Class 2     $12.95       --            --        --      3.43%
         Highest contract charge 1.65% Service Class 2    $12.77       --            --        --      3.07%
         All contract charges                                 --       70      $    916      1.39%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.52       --            --        --     18.22%
         Highest contract charge 1.65% Service Class 2    $12.39       --            --        --     17.78%
         All contract charges                                 --       73      $    907      1.85%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2     $16.04       --            --        --     19.08%
         Highest contract charge 1.70% Service Class 2    $15.60       --            --        --     18.63%
         All contract charges                                 --       62      $  1,002      1.13%
   2016  Lowest contract charge 1.30% Service Class 2     $13.47       --            --        --      4.99%
         Highest contract charge 1.70% Service Class 2    $13.15       --            --        --      4.61%
         All contract charges                                 --       66      $    895      1.26%
   2015  Lowest contract charge 1.30% Service Class 2     $12.83       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2    $12.57       --            --        --     (2.26)%
         All contract charges                                 --       65      $    839      1.45%
   2014  Lowest contract charge 1.30% Service Class 2     $13.06       --            --        --      3.32%
         Highest contract charge 1.70% Service Class 2    $12.86       --            --        --      2.96%
         All contract charges                                 --       64      $    840      1.76%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.64       --            --        --     19.81%
         Highest contract charge 1.65% Service Class 2    $12.51       --            --        --     19.37%
         All contract charges                                 --       49      $    614      1.73%
FIDELITY(R) VIP MID CAP PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $14.64       --            --        --     20.20%
         Highest contract charge 1.70% Service Class 2    $22.26       --            --        --     18.53%
         All contract charges                                 --    4,323      $ 87,138      0.50%
   2016  Lowest contract charge 0.30% Service Class 2     $12.18       --            --        --     11.54%
         Highest contract charge 1.70% Service Class 2    $18.78       --            --        --     10.02%
         All contract charges                                 --    3,955      $ 68,757      0.33%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.92       --            --        --     (1.89)%
         Highest contract charge 1.70% Service Class 2    $17.07       --            --        --     (3.34)%
         All contract charges                                 --    3,700      $ 59,517      0.28%
   2014  Lowest contract charge 0.65% Service Class 2     $14.56       --            --        --      5.35%
         Highest contract charge 1.70% Service Class 2    $17.66       --            --        --      4.25%
         All contract charges                                 --    2,761      $ 47,363      0.02%
2013(u)  Lowest contract charge 0.65% Service Class 2     $13.82       --            --        --     34.96%
         Highest contract charge 1.70% Service Class 2    $16.94       --            --        --     33.60%
         All contract charges                                 --    1,859      $ 31,753      0.33%
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $11.59       --            --        --      7.31%
         Highest contract charge 1.70% Service Class 2    $13.06       --            --        --      5.75%
         All contract charges                                 --    9,253      $116,085      3.27%
   2016  Lowest contract charge 0.30% Service Class 2     $10.80       --            --        --      7.68%
         Highest contract charge 1.70% Service Class 2    $12.35       --            --        --      6.19%
         All contract charges                                 --    7,661      $ 91,574      3.83%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.03       --            --        --     (2.24)%
         Highest contract charge 1.70% Service Class 2    $11.63       --            --        --     (3.65)%
         All contract charges                                 --    6,084      $ 68,880      2.91%
   2014  Lowest contract charge 0.65% Service Class 2     $11.35       --            --        --      2.71%
         Highest contract charge 1.70% Service Class 2    $12.07       --            --        --      1.68%
         All contract charges                                 --    4,647      $ 54,833      3.55%
2013(u)  Lowest contract charge 1.30% Service Class 2(c)  $ 9.94       --            --        --     (0.10)%
         Highest contract charge 1.70% Service Class 2    $11.87       --            --        --     (1.66)%
         All contract charges                                 --    3,045      $ 36,493      4.28%

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $10.67       --           --         --      4.81%
         Highest contract charge 1.70% Class I Shares     $10.80       --           --         --      4.25%
         All contract charges                                 --      368      $ 4,001       2.83%
   2016  Lowest contract charge 1.10% Class I Shares      $10.18       --           --         --      8.07%
         Highest contract charge 1.70% Class I Shares     $10.36       --           --         --      7.47%
         All contract charges                                 --      274      $ 2,852       2.29%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.42       --           --         --     (5.23)%
         Highest contract charge 1.70% Class I Shares     $ 9.64       --           --         --     (4.84)%
         All contract charges                                 --      235      $ 2,284       2.74%
   2014  Lowest contract charge 1.20% Class I Shares(e)   $10.16       --           --         --      2.11%
         Highest contract charge 1.70% Class I Shares(e)  $10.13       --           --         --      1.81%
         All contract charges                                 --       54      $   558       1.33%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $12.13       --           --         --     12.31%
         Highest contract charge 1.70% Class I Shares     $14.91       --           --         --     11.52%
         All contract charges                                 --    3,503      $50,335       1.34%
   2016  Lowest contract charge 1.10% Class I Shares      $10.80       --           --         --     10.43%
         Highest contract charge 1.70% Class I Shares     $13.37       --           --         --      9.86%
         All contract charges                                 --    2,929      $38,062       1.13%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.78       --           --         --     (1.91)%
         Highest contract charge 1.70% Class I Shares     $12.17       --           --         --     (1.62)%
         All contract charges                                 --    1,665      $19,927       2.64%
   2014  Lowest contract charge 1.20% Class I Shares      $11.01       --           --         --      8.69%
         Highest contract charge 1.70% Class I Shares     $12.37       --           --         --      8.13%
         All contract charges                                 --      795      $ 9,688       0.96%
   2013  Lowest contract charge 1.20% Class I Shares(c)   $10.13       --           --         --      1.10%
         Highest contract charge 1.70% Class I Shares     $11.44       --           --         --     10.85%
         All contract charges                                 --      324      $ 3,696       1.72%
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
   2017  Lowest contract charge 1.10% Class 2(i)          $11.06       --           --         --     10.71%
         Highest contract charge 1.70% Class 2            $16.12       --           --         --     10.03%
         All contract charges                                 --    1,402      $21,003       2.68%
   2016  Lowest contract charge 0.65% Class 2             $14.87       --           --         --     12.40%
         Highest contract charge 1.70% Class 2            $14.65       --           --         --     11.32%
         All contract charges                                 --    1,369      $18,653       3.98%
   2015  Lowest contract charge 0.65% Class 2             $13.23       --           --         --     (6.83)%
         Highest contract charge 1.70% Class 2            $13.16       --           --         --     (7.84)%
         All contract charges                                 --    1,405      $17,143       2.85%
   2014  Lowest contract charge 0.65% Class 2             $14.20       --           --         --      2.23%
         Highest contract charge 1.70% Class 2            $14.28       --           --         --      1.13%
         All contract charges                                 --    1,440      $19,384       2.72%
2013(u)  Lowest contract charge 1.20% Class 2(c)          $10.23       --           --         --      1.49%
         Highest contract charge 1.70% Class 2            $14.12       --           --         --     21.62%
         All contract charges                                 --      641      $ 9,134      11.93%
FRANKLIN INCOME VIP FUND
   2017  Lowest contract charge 0.30% Class 2(c)          $12.23       --           --         --      9.39%
         Highest contract charge 1.70% Class 2            $15.35       --           --         --      7.79%
         All contract charges                                 --    6,702      $92,902       4.12%
   2016  Lowest contract charge 0.65% Class 2             $14.18       --           --         --     13.26%
         Highest contract charge 1.70% Class 2            $14.24       --           --         --     12.13%
         All contract charges                                 --    6,365      $82,729       4.86%
   2015  Lowest contract charge 0.65% Class 2             $12.52       --           --         --     (7.60)%
         Highest contract charge 1.70% Class 2            $12.70       --           --         --     (8.63)%
         All contract charges                                 --    6,154      $72,293       4.74%

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
FRANKLIN INCOME VIP FUND (CONTINUED)
   2014  Lowest contract charge 0.65% Class 2      $13.55       --           --         --      3.91%
         Highest contract charge 1.70% Class 2     $13.90       --           --         --      2.81%
         All contract charges                          --    5,180      $66,764       4.72%
2013(u)  Lowest contract charge 1.30% Class 2      $13.04       --           --         --     13.19%
         Highest contract charge 1.70% Class 2     $13.52       --           --         --     12.01%
         All contract charges                          --    2,211      $29,986       5.98%
FRANKLIN MUTUAL SHARES VIP FUND
   2017  Lowest contract charge 1.10% Class 2      $11.10       --           --         --      7.14%
         Highest contract charge 1.70% Class 2     $17.62       --           --         --      6.53%
         All contract charges                          --      877      $14,585       2.25%
   2016  Lowest contract charge 1.10% Class 2      $10.36       --           --         --     14.86%
         Highest contract charge 1.70% Class 2     $16.54       --           --         --     14.07%
         All contract charges                          --      858      $13,696       2.06%
   2015  Lowest contract charge 1.10% Class 2(i)   $ 9.02       --           --         --     (9.71)%
         Highest contract charge 1.70% Class 2     $14.50       --           --         --     (6.51)%
         All contract charges                          --      898      $12,751       3.14%
   2014  Lowest contract charge 1.20% Class 2      $10.92       --           --         --      5.81%
         Highest contract charge 1.70% Class 2     $15.51       --           --         --      5.30%
         All contract charges                          --      869      $13,443       2.07%
2013(u)  Lowest contract charge 1.20% Class 2(c)   $10.32       --           --         --      2.18%
         Highest contract charge 1.70% Class 2     $14.73       --           --         --     26.11%
         All contract charges                          --      730      $10,864       2.26%
FRANKLIN RISING DIVIDENDS VIP FUND
   2017  Lowest contract charge 0.30% Class 2      $14.95       --           --         --     20.18%
         Highest contract charge 1.70% Class 2     $16.32       --           --         --     18.52%
         All contract charges                          --    5,167      $81,438       1.53%
   2016  Lowest contract charge 0.30% Class 2      $12.44       --           --         --     15.72%
         Highest contract charge 1.70% Class 2     $13.77       --           --         --     14.08%
         All contract charges                          --    4,789      $64,083       1.34%
   2015  Lowest contract charge 0.30% Class 2      $10.75       --           --         --     (3.93)%
         Highest contract charge 1.70% Class 2     $12.07       --           --         --     (5.26)%
         All contract charges                          --    3,813      $44,928       1.44%
   2014  Lowest contract charge 0.30% Class 2      $11.19       --           --         --      8.43%
         Highest contract charge 1.70% Class 2     $12.74       --           --         --      6.88%
         All contract charges                          --    3,177      $39,577       1.29%
   2013  Lowest contract charge 1.20% Class 2(c)   $10.31       --           --         --      1.78%
         Highest contract charge 1.70% Class 2(a)  $11.92       --           --         --     18.61%
         All contract charges                          --    1,457      $17,336       0.56%
FRANKLIN STRATEGIC INCOME VIP FUND
   2017  Lowest contract charge 0.65% Class 2      $12.52       --           --         --      3.81%
         Highest contract charge 1.70% Class 2     $12.96       --           --         --      2.78%
         All contract charges                          --    4,596      $60,976       2.93%
   2016  Lowest contract charge 0.65% Class 2      $12.06       --           --         --      7.30%
         Highest contract charge 1.70% Class 2     $12.61       --           --         --      6.14%
         All contract charges                          --    4,605      $59,238       3.41%
   2015  Lowest contract charge 0.65% Class 2      $11.24       --           --         --     (4.50)%
         Highest contract charge 1.70% Class 2     $11.88       --           --         --     (5.49)%
         All contract charges                          --    4,649      $56,137       6.46%
   2014  Lowest contract charge 1.30% Class 2      $12.84       --           --         --      0.55%
         Highest contract charge 1.70% Class 2     $12.57       --           --         --      0.16%
         All contract charges                          --    4,121      $52,504       5.75%
2013(u)  Lowest contract charge 1.30% Class 2      $12.77       --           --         --      2.00%
         Highest contract charge 1.70% Class 2     $12.55       --           --         --      1.54%
         All contract charges                          --    2,705      $34,333       6.10%

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
GOLDMAN SACHS VIT MID CAP VALUE FUND
   2017  Lowest contract charge 1.30% Service Shares(a)  $22.16       --           --         --       9.38%
         Highest contract charge 1.70% Service Shares    $21.44       --           --         --       8.94%
         All contract charges                                --    1,396      $30,643       0.48%
   2016  Lowest contract charge 0.65% Service Shares     $17.23       --           --         --      12.54%
         Highest contract charge 1.70% Service Shares    $19.68       --           --         --      11.38%
         All contract charges                                --    1,568      $31,462       1.14%
   2015  Lowest contract charge 0.65% Service Shares     $15.31       --           --         --     (10.10)%
         Highest contract charge 1.70% Service Shares    $17.67       --           --         --     (11.07)%
         All contract charges                                --    1,675      $30,099       0.12%
   2014  Lowest contract charge 0.65% Service Shares     $17.03       --           --         --      12.56%
         Highest contract charge 1.70% Service Shares    $19.87       --           --         --      11.38%
         All contract charges                                --    1,494      $30,097       0.90%
2013(u)  Lowest contract charge 0.65% Service Shares     $15.13       --           --         --      31.68%
         Highest contract charge 1.70% Service Shares    $17.84       --           --         --      30.31%
         All contract charges                                --    1,090      $19,669       0.74%
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
   2017  Lowest contract charge 0.30% Common Shares      $10.54       --           --         --       8.44%
         Highest contract charge 1.70% Common Shares     $ 7.52       --           --         --       6.82%
         All contract charges                                --      323      $ 2,866       1.44%
   2016  Lowest contract charge 0.30% Common Shares(c)   $ 9.72       --           --         --     (15.03)%
         Highest contract charge 1.70% Common Shares     $ 7.04       --           --         --     (16.19)%
         All contract charges                                --      292      $ 2,432       3.96%
   2015  Lowest contract charge 1.10% Common Shares(i)   $ 9.28       --           --         --      (5.50)%
         Highest contract charge 1.70% Common Shares     $ 8.40       --           --         --      (3.23)%
         All contract charges                                --      206      $ 2,030       2.39%
   2014  Lowest contract charge 1.20% Common Shares      $11.53       --           --         --      10.65%
         Highest contract charge 1.70% Common Shares     $ 8.68       --           --         --      10.15%
         All contract charges                                --      122      $ 1,204       0.00%
2013(u)  Lowest contract charge 1.20% Common Shares(c)   $10.42       --           --         --       3.17%
         Highest contract charge 1.70% Common Shares     $ 7.88       --           --         --       0.90%
         All contract charges                                --       75      $   604       0.00%
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
   2017  Lowest contract charge 1.30% Common Shares      $ 9.86       --           --         --       2.39%
         Highest contract charge 1.70% Common Shares     $ 9.59       --           --         --       1.91%
         All contract charges                                --       70      $   686       0.00%
   2016  Lowest contract charge 1.30% Common Shares      $ 9.63       --           --         --      (1.83)%
         Highest contract charge 1.70% Common Shares     $ 9.41       --           --         --      (2.18)%
         All contract charges                                --       92      $   882       0.10%
   2015  Lowest contract charge 1.30% Common Shares      $ 9.81       --           --         --       0.51%
         Highest contract charge 1.70% Common Shares     $ 9.62       --           --         --       0.21%
         All contract charges                                --       93      $   901       0.66%
   2014  Lowest contract charge 1.30% Common Shares      $ 9.76       --           --         --       3.28%
         Highest contract charge 1.70% Common Shares     $ 9.60       --           --         --       2.78%
         All contract charges                                --       84      $   814       0.00%
2013(u)  Lowest contract charge 1.30% Common Shares      $ 9.45       --           --         --       0.43%
         Highest contract charge 1.70% Common Shares     $ 9.34       --           --         --         --
         All contract charges                                --       81      $   768       0.00%
HARTFORD CAPITAL APPRECIATION HLS FUND
   2017  Lowest contract charge 0.30% Class IC           $12.96       --           --         --      21.12%
         Highest contract charge 1.70% Class IC          $12.32       --           --         --      19.38%
         All contract charges                                --    1,420      $17,578       0.73%
   2016  Lowest contract charge 0.30% Class IC           $10.70       --           --         --       4.70%
         Highest contract charge 1.70% Class IC          $10.32       --           --         --       3.30%
         All contract charges                                --    1,214      $12,577       0.74%

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
HARTFORD CAPITAL APPRECIATION HLS FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class IC(e)    $10.22       --           --         --      0.20%
         Highest contract charge 1.70% Class IC      $ 9.99       --           --         --     (1.19)%
         All contract charges                            --      977      $ 9,786       0.97%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.14       --           --         --      1.91%
         Highest contract charge 1.70% Class IC(e)   $10.11       --           --         --      1.61%
         All contract charges                            --      171      $ 1,727       1.82%
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2017  Lowest contract charge 1.10% Class IC(i)    $12.71       --           --         --     28.38%
         Highest contract charge 1.70% Class IC      $14.62       --           --         --     27.57%
         All contract charges                            --    2,348      $34,021       0.00%
   2016  Lowest contract charge 0.30% Class IC       $11.88       --           --         --     (1.33)%
         Highest contract charge 1.70% Class IC      $11.46       --           --         --     (2.63)%
         All contract charges                            --    2,249      $25,515       0.26%
   2015  Lowest contract charge 0.30% Class IC(e)    $12.04       --           --         --     10.87%
         Highest contract charge 1.70% Class IC      $11.77       --           --         --      9.29%
         All contract charges                            --    1,740      $20,369       0.00%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.80       --           --         --      8.22%
         Highest contract charge 1.70% Class IC(e)   $10.77       --           --         --      7.92%
         All contract charges                            --      149      $ 1,604       0.06%
INVESCO V.I. AMERICAN FRANCHISE FUND
   2017  Lowest contract charge 1.30% Series II      $26.42       --           --         --     25.39%
         Highest contract charge 1.70% Series II     $25.56       --           --         --     24.87%
         All contract charges                            --       19      $   504       0.00%
   2016  Lowest contract charge 1.30% Series II      $21.07       --           --         --      0.67%
         Highest contract charge 1.70% Series II     $20.47       --           --         --      0.29%
         All contract charges                            --       22      $   461       0.00%
   2015  Lowest contract charge 1.30% Series II      $20.93       --           --         --      3.41%
         Highest contract charge 1.70% Series II     $20.41       --           --         --      2.98%
         All contract charges                            --       42      $   869       0.00%
   2014  Lowest contract charge 1.30% Series II      $20.24       --           --         --      6.75%
         Highest contract charge 1.70% Series II     $19.82       --           --         --      6.33%
         All contract charges                            --       23      $   441       0.00%
2013(u)  Lowest contract charge 1.30% Series II      $18.96       --           --         --     37.99%
         Highest contract charge 1.70% Series II     $18.64       --           --         --     37.36%
         All contract charges                            --       54      $ 1,013       0.19%
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
   2017  Lowest contract charge 1.10% Series II      $10.91       --           --         --      8.67%
         Highest contract charge 1.25% Series II     $11.56       --           --         --      8.54%
         All contract charges                            --      932      $10,547       3.79%
   2016  Lowest contract charge 1.10% Series II      $10.04       --           --         --     10.21%
         Highest contract charge 1.25% Series II     $10.65       --           --         --     10.13%
         All contract charges                            --      852      $ 8,910       0.21%
   2015  Lowest contract charge 1.10% Series II(i)   $ 9.11       --           --         --     (7.14)%
         Highest contract charge 1.25% Series II     $ 9.67       --           --         --     (5.66)%
         All contract charges                            --      492      $ 4,743       4.19%
   2014  Lowest contract charge 1.20% Series II      $10.25       --           --         --      4.38%
         Highest contract charge 1.25% Series II     $10.25       --           --         --      4.38%
         All contract charges                            --      285      $ 2,918       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $ 9.82       --           --         --     (0.61)%
         Highest contract charge 1.25% Series II(c)  $ 9.82       --           --         --     (0.61)%
         All contract charges                            --       46      $   448       0.00%

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
   2017  Lowest contract charge 0.65% Series II      $21.54       --           --         --       7.65%
         Highest contract charge 1.70% Series II     $18.43       --           --         --       6.47%
         All contract charges                            --    3,809      $78,587       1.53%
   2016  Lowest contract charge 0.65% Series II(c)   $20.01       --           --         --      13.76%
         Highest contract charge 1.70% Series II     $17.31       --           --         --      12.62%
         All contract charges                            --    3,584      $68,919       1.28%
   2015  Lowest contract charge 1.30% Series II      $17.67       --           --         --       0.51%
         Highest contract charge 1.70% Series II     $15.37       --           --         --       0.07%
         All contract charges                            --    2,212      $37,467       1.79%
   2014  Lowest contract charge 1.30% Series II      $17.58       --           --         --      11.05%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      10.66%
         All contract charges                            --      965      $16,416       1.62%
2013(u)  Lowest contract charge 1.30% Series II      $15.83       --           --         --      29.12%
         Highest contract charge 1.70% Series II     $13.88       --           --         --      28.52%
         All contract charges                            --      674      $10,334       2.45%
INVESCO V.I. EQUITY AND INCOME FUND
   2017  Lowest contract charge 1.30 % Series II     $11.86       --           --         --       9.31%
         Highest contract charge 1.70% Series II     $11.72       --           --         --       8.92%
         All contract charges                            --    1,267      $15,012       1.61%
   2016  Lowest contract charge 1.30 % Series II     $10.85       --           --         --      13.38%
         Highest contract charge 1.70% Series II     $10.76       --           --         --      12.91%
         All contract charges                            --      866      $ 9,383       1.84%
   2015  Lowest contract charge 1.30 % Series II(g)  $ 9.57       --           --         --      (4.49)%
         Highest contract charge 1.70% Series II(g)  $ 9.53       --           --         --      (4.89)%
         All contract charges                            --      462      $ 4,421       3.43%
INVESCO V.I. GLOBAL HEALTH CARE FUND
   2017  Lowest contract charge 1.10% Series II(i)   $ 9.37       --           --         --      14.27%
         Highest contract charge 1.25% Series II     $12.65       --           --         --      14.17%
         All contract charges                            --      391      $ 4,408       0.09%
   2016  Lowest contract charge 0.30% Series II      $11.42       --           --         --     (11.95)%
         Highest contract charge 1.25% Series II     $11.08       --           --         --     (12.82)%
         All contract charges                            --      337      $ 3,381       0.00%
   2015  Lowest contract charge 0.30% Series II(c)   $12.97       --           --         --       2.53%
         Highest contract charge 1.25% Series II     $12.71       --           --         --       1.60%
         All contract charges                            --      290      $ 3,491       0.00%
   2014  Lowest contract charge 1.20% Series II      $12.51       --           --         --      17.91%
         Highest contract charge 1.25% Series II     $12.51       --           --         --      17.91%
         All contract charges                            --       83      $ 1,035       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $10.61       --           --         --       4.53%
         Highest contract charge 1.25% Series II(c)  $10.61       --           --         --       4.53%
         All contract charges                            --       --      $     2       0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
   2017  Lowest contract charge 0.30% Series II      $12.16       --           --         --      12.38%
         Highest contract charge 1.70% Series II     $16.45       --           --         --      10.77%
         All contract charges                            --    4,991      $79,140       3.07%
   2016  Lowest contract charge 0.30% Series II      $10.82       --           --         --       1.60%
         Highest contract charge 1.70% Series II     $14.85       --           --         --       0.13%
         All contract charges                            --    5,207      $74,983       1.42%
   2015  Lowest contract charge 0.30% Series II(c)   $10.65       --           --         --      (2.11)%
         Highest contract charge 1.70% Series II     $14.83       --           --         --      (3.45)%
         All contract charges                            --    5,226      $75,807       3.43%
   2014  Lowest contract charge 0.65% Series II      $13.21       --           --         --      13.59%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      12.45%
         All contract charges                            --    4,488      $68,108       1.53%
2013(u)  Lowest contract charge 0.65% Series II      $11.63       --           --         --       1.84%
         Highest contract charge 1.70% Series II     $13.66       --           --         --       0.66%
         All contract charges                            --    3,351      $46,150       4.09%

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
INVESCO V.I. HIGH YIELD FUND
   2017  Lowest contract charge 0.30% Series II   $11.54       --           --         --      5.77%
         Highest contract charge 1.70% Series II  $12.56       --           --         --      4.32%
         All contract charges                         --    3,407      $41,395       3.97%
   2016  Lowest contract charge 0.30% Series II   $10.91       --           --         --     10.54%
         Highest contract charge 1.70% Series II  $12.04       --           --         --      8.96%
         All contract charges                         --    3,324      $38,848       4.14%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (3.71)%
         Highest contract charge 1.70% Series II  $11.05       --           --         --     (4.99)%
         All contract charges                         --    2,968      $31,929       5.68%
   2014  Lowest contract charge 0.30% Series II   $10.25       --           --         --      1.28%
         Highest contract charge 1.70% Series II  $11.63       --           --         --     (0.17)%
         All contract charges                         --    2,245      $25,344       5.18%
2013(u)  Lowest contract charge 0.65% Series II   $12.31       --           --         --      6.12%
         Highest contract charge 1.70% Series II  $11.65       --           --         --      4.95%
         All contract charges                         --    1,141      $13,370       5.59%
INVESCO V.I. INTERNATIONAL GROWTH FUND
   2017  Lowest contract charge 0.30% Series II   $11.96       --           --         --     22.42%
         Highest contract charge 1.70% Series II  $15.21       --           --         --     20.62%
         All contract charges                         --    3,631      $52,842       1.27%
   2016  Lowest contract charge 0.30% Series II   $ 9.77       --           --         --     (1.01)%
         Highest contract charge 1.70% Series II  $12.61       --           --         --     (2.32)%
         All contract charges                         --    3,542      $43,251       1.19%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (2.95)%
         Highest contract charge 1.70% Series II  $12.91       --           --         --     (4.30)%
         All contract charges                         --    3,333      $42,225       1.35%
   2014  Lowest contract charge 0.30% Series II   $10.17       --           --         --     (0.20)%
         Highest contract charge 1.70% Series II  $13.49       --           --         --     (1.60)%
         All contract charges                         --    2,657      $35,667       1.51%
2013(u)  Lowest contract charge 0.65% Series II   $12.41       --           --         --     17.97%
         Highest contract charge 1.70% Series II  $13.71       --           --         --     16.68%
         All contract charges                         --    1,890      $26,203       1.12%
INVESCO V.I. MID CAP CORE EQUITY FUND
   2017  Lowest contract charge 1.30% Series II   $18.30       --           --         --     13.17%
         Highest contract charge 1.70% Series II  $17.71       --           --         --     12.73%
         All contract charges                         --      707      $12,870       0.32%
   2016  Lowest contract charge 1.30% Series II   $16.17       --           --         --     11.67%
         Highest contract charge 1.70% Series II  $15.71       --           --         --     11.26%
         All contract charges                         --      725      $11,669       0.00%
   2015  Lowest contract charge 1.30% Series II   $14.48       --           --         --     (5.48)%
         Highest contract charge 1.70% Series II  $14.12       --           --         --     (5.93)%
         All contract charges                         --      695      $10,011       0.11%
   2014  Lowest contract charge 1.30% Series II   $15.32       --           --         --      2.75%
         Highest contract charge 1.70% Series II  $15.01       --           --         --      2.39%
         All contract charges                         --      611      $ 9,314       0.00%
2013(u)  Lowest contract charge 1.30% Series II   $14.91       --           --         --     26.79%
         Highest contract charge 1.70% Series II  $14.66       --           --         --     26.27%
         All contract charges                         --      466      $ 6,922       0.56%
INVESCO V.I. SMALL CAP EQUITY FUND
   2017  Lowest contract charge 1.10% Series II   $11.10       --           --         --     12.46%
         Highest contract charge 1.70% Series II  $22.50       --           --         --     11.77%
         All contract charges                         --      979      $18,905       0.00%
   2016  Lowest contract charge 1.10% Series II   $ 9.87       --           --         --     10.65%
         Highest contract charge 1.70% Series II  $20.13       --           --         --      9.94%
         All contract charges                         --      879      $15,414       0.00%

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
   2015  Lowest contract charge 1.10% Series II(i)  $ 8.92       --           --         --     (10.62)%
         Highest contract charge 1.70% Series II    $18.31       --           --         --      (7.34)%
         All contract charges                           --      712      $11,807       0.00%
   2014  Lowest contract charge 1.20% Series II     $10.60       --           --         --       0.86%
         Highest contract charge 1.70% Series II    $19.76       --           --         --       0.36%
         All contract charges                           --      452      $ 8,456       0.00%
2013(u)  Lowest contract charge 1.25% Series II(c)  $10.51       --           --         --       5.10%
         Highest contract charge 1.70% Series II    $19.69       --           --         --      34.77%
         All contract charges                           --      324      $ 6,436       0.00%
IVY VIP ASSET STRATEGY
   2017  Lowest contract charge 0.30% Class II      $10.42       --           --         --      18.01%
         Highest contract charge 1.70% Class II     $12.09       --           --         --      16.25%
         All contract charges                           --    3,109      $36,395       1.55%
   2016  Lowest contract charge 0.30% Class II      $ 8.83       --           --         --      (2.86)%
         Highest contract charge 1.70% Class II     $10.40       --           --         --      (4.24)%
         All contract charges                           --    3,505      $35,326       0.59%
   2015  Lowest contract charge 0.30% Class II      $ 9.09       --           --         --      (8.64)%
         Highest contract charge 1.70% Class II     $10.86       --           --         --      (9.88)%
         All contract charges                           --    4,224      $44,441       0.37%
   2014  Lowest contract charge 0.30% Class II      $ 9.95       --           --         --      (5.60)%
         Highest contract charge 1.70% Class II     $12.05       --           --         --      (6.88)%
         All contract charges                           --    4,546      $53,506       0.48%
2013(u)  Lowest contract charge 1.20% Class II      $10.52       --           --         --       4.26%
         Highest contract charge 1.70% Class II     $12.94       --           --         --      23.00%
         All contract charges                           --    3,070      $39,895       1.31%
IVY VIP DIVIDEND OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class II      $19.78       --           --         --      14.07%
         Highest contract charge 1.70% Class II     $19.14       --           --         --      13.59%
         All contract charges                           --      820      $16,052       1.27%
   2016  Lowest contract charge 0.65% Class II      $16.26       --           --         --       6.21%
         Highest contract charge 1.70% Class II     $16.85       --           --         --       5.12%
         All contract charges                           --      895      $15,365       1.24%
   2015  Lowest contract charge 0.65% Class II      $15.31       --           --         --      (2.67)%
         Highest contract charge 1.70% Class II     $16.03       --           --         --      (3.67)%
         All contract charges                           --      991      $16,126       1.30%
   2014  Lowest contract charge 0.65% Class II      $15.73       --           --         --       9.16%
         Highest contract charge 1.70% Class II     $16.64       --           --         --       7.91%
         All contract charges                           --      967      $16,300       1.14%
2013(u)  Lowest contract charge 0.65% Class II      $14.41       --           --         --      28.78%
         Highest contract charge 1.70% Class II     $15.42       --           --         --      27.44%
         All contract charges                           --      887      $13,810       1.56%
IVY VIP ENERGY
   2017  Lowest contract charge 1.10% Class II(i)   $ 8.04       --           --         --     (13.64)%
         Highest contract charge 1.70% Class II     $10.57       --           --         --     (14.13)%
         All contract charges                           --    3,550      $35,655       0.76%
   2016  Lowest contract charge 0.65% Class II      $11.79       --           --         --      33.67%
         Highest contract charge 1.70% Class II     $12.31       --           --         --      32.22%
         All contract charges                           --    3,596      $42,229       0.14%
   2015  Lowest contract charge 0.65% Class II      $ 8.82       --           --         --     (22.63)%
         Highest contract charge 1.70% Class II     $ 9.31       --           --         --     (23.44)%
         All contract charges                           --    3,236      $28,438       0.06%
   2014  Lowest contract charge 0.65% Class II      $11.40       --           --         --     (11.15)%
         Highest contract charge 1.70% Class II     $12.16       --           --         --     (12.08)%
         All contract charges                           --    2,545      $29,366       0.00%
2013(u)  Lowest contract charge 0.65% Class II      $12.83       --           --         --      26.90%
         Highest contract charge 1.70% Class II     $13.83       --           --         --      25.50%
         All contract charges                           --    1,483      $20,610       0.00%

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
IVY VIP HIGH INCOME
   2017  Lowest contract charge 0.65% Class II      $15.70       --            --        --       6.01%
         Highest contract charge 1.70% Class II     $16.80       --            --        --       4.87%
         All contract charges                           --    7,727      $132,738      5.47%
   2016  Lowest contract charge 0.65% Class II      $14.81       --            --        --      15.43%
         Highest contract charge 1.70% Class II     $16.02       --            --        --      14.27%
         All contract charges                           --    7,514      $122,654      7.31%
   2015  Lowest contract charge 0.65% Class II      $12.83       --            --        --      (7.16)%
         Highest contract charge 1.70% Class II     $14.02       --            --        --      (8.13)%
         All contract charges                           --    7,607      $108,371      6.07%
   2014  Lowest contract charge 0.65% Class II      $13.82       --            --        --       1.25%
         Highest contract charge 1.70% Class II     $15.26       --            --        --       0.20%
         All contract charges                           --    7,208      $111,378      4.62%
2013(u)  Lowest contract charge 0.65% Class II      $13.65       --            --        --       9.81%
         Highest contract charge 1.70% Class II     $15.23       --            --        --       8.63%
         All contract charges                           --    5,192      $ 79,871      4.69%
IVY VIP MICRO CAP GROWTH
   2017  Lowest contract charge 0.30% Class II      $11.78       --            --        --       8.47%
         Highest contract charge 1.25% Class II     $11.32       --            --        --       7.50%
         All contract charges                           --      311      $  3,455      0.00%
   2016  Lowest contract charge 0.30% Class II      $10.86       --            --        --      13.01%
         Highest contract charge 1.25% Class II     $10.53       --            --        --      11.90%
         All contract charges                           --      260      $  2,707      0.00%
   2015  Lowest contract charge 0.30% Class II      $ 9.61       --            --        --      (9.43)%
         Highest contract charge 1.25% Class II     $ 9.41       --            --        --     (10.30)%
         All contract charges                           --      207      $  1,938      0.00%
   2014  Lowest contract charge 0.30% Class II      $10.61       --            --        --      (2.03)%
         Highest contract charge 1.25% Class II     $10.49       --            --        --      (3.05)%
         All contract charges                           --      147      $  1,549      0.00%
   2013  Lowest contract charge 1.20% Class II(c)   $10.82       --            --        --       8.09%
         Highest contract charge 1.25% Class II(c)  $10.82       --            --        --       8.09%
         All contract charges                           --        8      $     93      0.00%
IVY VIP MID CAP GROWTH
   2017  Lowest contract charge 0.65% Class II      $20.66       --            --        --      26.13%
         Highest contract charge 1.70% Class II     $24.00       --            --        --      24.74%
         All contract charges                           --    2,239      $ 55,078      0.00%
   2016  Lowest contract charge 1.30% Class II      $19.81       --            --        --       4.76%
         Highest contract charge 1.70% Class II     $19.24       --            --        --       4.28%
         All contract charges                           --    2,262      $ 44,465      0.00%
   2015  Lowest contract charge 1.30% Class II      $18.91       --            --        --      (7.03)%
         Highest contract charge 1.70% Class II     $18.45       --            --        --      (7.38)%
         All contract charges                           --    2,295      $ 43,085      0.00%
   2014  Lowest contract charge 1.30% Class II      $20.34       --            --        --       6.49%
         Highest contract charge 1.70% Class II     $19.92       --            --        --       6.07%
         All contract charges                           --    2,021      $ 40,843      0.00%
2013(u)  Lowest contract charge 1.30% Class II      $19.10       --            --        --      28.27%
         Highest contract charge 1.70% Class II     $18.78       --            --        --      27.67%
         All contract charges                           --    1,632      $ 31,006      0.00%
IVY VIP NATURAL RESOURCES
   2017  Lowest contract charge 0.65% Class II      $ 7.90       --            --        --       2.33%
         Highest contract charge 1.70% Class II     $ 7.84       --            --        --       1.29%
         All contract charges                           --    1,323      $ 10,612      0.14%
   2016  Lowest contract charge 0.65% Class II      $ 7.72       --            --        --      22.93%
         Highest contract charge 1.70% Class II     $ 7.74       --            --        --      21.70%
         All contract charges                           --    1,403      $ 11,070      0.70%

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
IVY VIP NATURAL RESOURCES (CONTINUED)
   2015  Lowest contract charge 0.65% Class II            $ 6.28       --           --         --     (22.85)%
         Highest contract charge 1.70% Class II           $ 6.36       --           --         --     (23.74)%
         All contract charges                                 --    1,409      $ 9,113       0.10%
   2014  Lowest contract charge 0.65% Class II            $ 8.14       --           --         --     (13.68)%
         Highest contract charge 1.70% Class II           $ 8.34       --           --         --     (14.46)%
         All contract charges                                 --    1,383      $11,703       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $ 9.43       --           --         --       7.16%
         Highest contract charge 1.70% Class II           $ 9.75       --           --         --       5.86%
         All contract charges                                 --    1,265      $12,480       0.00%
IVY VIP SCIENCE AND TECHNOLOGY
   2017  Lowest contract charge 0.30% Class II            $14.52       --           --         --      31.76%
         Highest contract charge 1.70% Class II           $26.36       --           --         --      29.92%
         All contract charges                                 --    3,541      $81,452       0.00%
   2016  Lowest contract charge 0.30% Class II            $11.02       --           --         --       1.19%
         Highest contract charge 1.70% Class II           $20.29       --           --         --      (0.20)%
         All contract charges                                 --    3,470      $62,467       0.00%
   2015  Lowest contract charge 0.30% Class II(c)         $10.89       --           --         --      (3.11)%
         Highest contract charge 1.70% Class II           $20.33       --           --         --      (4.51)%
         All contract charges                                 --    3,518      $64,427       0.00%
   2014  Lowest contract charge 0.65% Class II            $19.46       --           --         --       2.26%
         Highest contract charge 1.70% Class II           $21.29       --           --         --       1.14%
         All contract charges                                 --    2,617      $52,643       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $19.03       --           --         --      55.35%
         Highest contract charge 1.70% Class II           $21.05       --           --         --      53.76%
         All contract charges                                 --    1,768      $37,545       0.00%
IVY VIP SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class II            $21.68       --           --         --      21.52%
         Highest contract charge 1.70% Class II           $20.97       --           --         --      21.00%
         All contract charges                                 --    1,303      $27,983       0.00%
   2016  Lowest contract charge 1.30% Class II            $17.84       --           --         --       1.59%
         Highest contract charge 1.70% Class II           $17.33       --           --         --       1.17%
         All contract charges                                 --    1,306      $23,077       0.00%
   2015  Lowest contract charge 1.30% Class II            $17.56       --           --         --       0.57%
         Highest contract charge 1.70% Class II           $17.13       --           --         --       0.18%
         All contract charges                                 --    1,350      $23,522       0.00%
   2014  Lowest contract charge 1.30% Class II            $17.46       --           --         --       0.23%
         Highest contract charge 1.70% Class II           $17.10       --           --         --      (0.18)%
         All contract charges                                 --    1,013      $17,562       0.00%
2013(u)  Lowest contract charge 1.30% Class II            $17.42       --           --         --      41.51%
         Highest contract charge 1.70% Class II           $17.13       --           --         --      40.99%
         All contract charges                                 --      837      $14,507       0.00%
JANUS HENDERSON VIT BALANCED PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares      $13.62       --           --         --      17.82%
         Highest contract charge 1.25% Service Shares     $13.09       --           --         --      16.67%
         All contract charges                                 --    4,346      $55,151       1.46%
   2016  Lowest contract charge 0.30% Service Shares      $11.56       --           --         --       3.96%
         Highest contract charge 1.25% Service Shares     $11.22       --           --         --       3.03%
         All contract charges                                 --    3,193      $34,954       2.12%
   2015  Lowest contract charge 0.30% Service Shares(c)   $11.12       --           --         --       0.18%
         Highest contract charge 1.25% Service Shares     $10.89       --           --         --      (0.82)%
         All contract charges                                 --    1,897      $20,363       1.59%
   2014  Lowest contract charge 1.20% Service Shares      $10.99       --           --         --       7.01%
         Highest contract charge 1.25% Service Shares     $10.98       --           --         --       6.91%
         All contract charges                                 --      398      $ 4,371       1.87%
   2013  Lowest contract charge 1.20% Service Shares(c)   $10.27       --           --         --       2.09%
         Highest contract charge 1.25% Service Shares(c)  $10.27       --           --         --       2.09%
         All contract charges                                 --        6      $    62       0.29%

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------
                                                                 UNITS    ACCUMULATION INVESTMENT
                                                       UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                       VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                       ------ ----------- ------------ ---------- --------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2017  Lowest contract charge 0.30% Service Shares      $10.88       --           --         --      3.03%
      Highest contract charge 1.25% Service Shares     $10.45       --           --         --      2.05%
      All contract charges                                 --    2,772      $28,673       2.63%
2016  Lowest contract charge 0.30% Service Shares      $10.56       --           --         --      1.93%
      Highest contract charge 1.25% Service Shares     $10.24       --           --         --      0.89%
      All contract charges                                 --    2,221      $22,531       2.65%
2015  Lowest contract charge 0.30% Service Shares(c)   $10.36       --           --         --     (0.38)%
      Highest contract charge 1.25% Service Shares     $10.15       --           --         --     (1.26)%
      All contract charges                                 --    1,050      $10,607       2.33%
2014  Lowest contract charge 1.20% Service Shares      $10.29       --           --         --      3.52%
      Highest contract charge 1.25% Service Shares     $10.28       --           --         --      3.42%
      All contract charges                                 --      317      $ 3,256       4.01%
2013  Lowest contract charge 1.20% Service Shares(c)   $ 9.94       --           --         --     (0.50)%
      Highest contract charge 1.25% Service Shares(c)  $ 9.94       --           --         --     (0.50)%
      All contract charges                                 --       12      $   116       0.73%
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
2017  Lowest contract charge 1.10% Service Shares      $12.58       --           --         --     14.16%
      Highest contract charge 1.25% Service Shares     $14.98       --           --         --     14.00%
      All contract charges                                 --      783      $10,980       1.41%
2016  Lowest contract charge 1.10% Service Shares      $11.02       --           --         --      8.57%
      Highest contract charge 1.25% Service Shares     $13.14       --           --         --      8.42%
      All contract charges                                 --      660      $ 8,176       1.68%
2015  Lowest contract charge 1.10% Service Shares(i)   $10.15       --           --         --      1.20%
      Highest contract charge 1.25% Service Shares     $12.12       --           --         --      2.71%
      All contract charges                                 --      276      $ 3,265       1.78%
2014  Lowest contract charge 1.20% Service Shares      $11.80       --           --         --     16.26%
      Highest contract charge 1.25% Service Shares     $11.80       --           --         --     16.26%
      All contract charges                                 --      127      $ 1,494       1.12%
2013  Lowest contract charge 1.20% Service Shares(c)   $10.15       --           --         --      0.30%
      Highest contract charge 1.25% Service Shares(c)  $10.15       --           --         --      0.30%
      All contract charges                                 --        3      $    29       0.88%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.69       --           --         --     15.63%
      Highest contract charge 1.25% Class 2            $11.64       --           --         --     15.36%
      All contract charges                                 --    1,648      $19,191       1.34%
2016  Lowest contract charge 1.10% Class 2             $10.11       --           --         --      4.66%
      Highest contract charge 1.25% Class 2            $10.09       --           --         --      4.56%
      All contract charges                                 --    1,267      $12,783       3.49%
2015  Lowest contract charge 1.10% Class 2(j)          $ 9.66       --           --         --     (6.12)%
      Highest contract charge 1.25% Class 2(j)         $ 9.65       --           --         --     (6.22)%
      All contract charges                                 --      759      $ 7,326       2.84%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.39       --           --         --     10.48%
      Highest contract charge 1.25% Class 2            $11.35       --           --         --     10.30%
      All contract charges                                 --    1,362      $15,457       4.04%
2016  Lowest contract charge 1.10% Class 2(j)          $10.31       --           --         --      4.99%
      Highest contract charge 1.25% Class 2            $10.29       --           --         --      4.89%
      All contract charges                                 --      953      $ 9,800       4.10%
2015  Lowest contract charge 1.25% Class 2(j)          $ 9.81       --           --         --     (4.01)%
      Highest contract charge 1.25% Class 2(j)         $ 9.81       --           --         --     (4.01)%
      All contract charges                                 --      503      $ 4,937       4.79%

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares     $11.15       --            --        --      27.43%
         Highest contract charge 1.70% Service Shares    $12.70       --            --        --      25.62%
         All contract charges                                --    8,031      $102,019      1.81%
   2016  Lowest contract charge 0.30% Service Shares(c)  $ 8.75       --            --        --      20.52%
         Highest contract charge 1.70% Service Shares    $10.11       --            --        --      18.80%
         All contract charges                                --    7,690      $ 77,785      1.08%
   2015  Lowest contract charge 0.65% Service Shares     $ 7.24       --            --        --     (20.61)%
         Highest contract charge 1.70% Service Shares    $ 8.51       --            --        --     (21.42)%
         All contract charges                                --    7,566      $ 64,605      1.16%
   2014  Lowest contract charge 0.65% Service Shares     $ 9.12       --            --        --      (5.30)%
         Highest contract charge 1.70% Service Shares    $10.83       --            --        --      (6.23)%
         All contract charges                                --    6,775      $ 73,877      1.79%
2013(u)  Lowest contract charge 0.65% Service Shares     $ 9.63       --            --        --      (1.83)%
         Highest contract charge 1.70% Service Shares    $11.55       --            --        --      (2.94)%
         All contract charges                                --    5,679      $ 66,307      1.56%
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
   2017  Lowest contract charge 0.30% VC Shares          $12.57       --            --        --       8.93%
         Highest contract charge 1.70% VC Shares         $13.85       --            --        --       7.36%
         All contract charges                                --    9,063      $120,081      4.57%
   2016  Lowest contract charge 0.30% VC Shares          $11.54       --            --        --      11.82%
         Highest contract charge 1.70% VC Shares         $12.90       --            --        --      10.26%
         All contract charges                                --    7,498      $ 93,140      5.07%
   2015  Lowest contract charge 0.30% VC Shares          $10.32       --            --        --      (1.81)%
         Highest contract charge 1.70% VC Shares         $11.70       --            --        --      (3.23)%
         All contract charges                                --    6,180      $ 70,167      5.61%
   2014  Lowest contract charge 0.30% VC Shares          $10.51       --            --        --       3.96%
         Highest contract charge 1.70% VC Shares         $12.09       --            --        --       2.54%
         All contract charges                                --    2,769      $ 32,620      6.45%
2013(u)  Lowest contract charge 1.20% VC Shares(c)       $10.09       --            --        --       1.00%
         Highest contract charge 1.70% VC Shares         $11.79       --            --        --       6.41%
         All contract charges                                --    1,134      $ 13,390      8.34%
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $17.09       --            --        --      15.32%
         Highest contract charge 1.70% VC Shares         $16.62       --            --        --      14.86%
         All contract charges                                --      274      $  4,654      0.83%
   2016  Lowest contract charge 1.30% VC Shares          $14.82       --            --        --      11.01%
         Highest contract charge 1.70% VC Shares         $14.47       --            --        --      10.54%
         All contract charges                                --      296      $  4,366      1.00%
   2015  Lowest contract charge 1.30% VC Shares          $13.35       --            --        --      (2.20)%
         Highest contract charge 1.70% VC Shares         $13.09       --            --        --      (2.60)%
         All contract charges                                --      332      $  4,402      0.72%
   2014  Lowest contract charge 1.30% VC Shares          $13.65       --            --        --       7.73%
         Highest contract charge 1.70% VC Shares         $13.44       --            --        --       7.35%
         All contract charges                                --      372      $  5,070      0.77%
2013(u)  Lowest contract charge 1.30% VC Shares          $12.67       --            --        --      28.11%
         Highest contract charge 1.70% VC Shares         $12.52       --            --        --      27.62%
         All contract charges                                --      332      $  4,190      1.17%
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $16.30       --            --        --      21.28%
         Highest contract charge 1.70% VC Shares         $15.85       --            --        --      20.81%
         All contract charges                                --      305      $  4,929      0.00%
   2016  Lowest contract charge 1.30% VC Shares          $13.44       --            --        --      (0.07)%
         Highest contract charge 1.70% VC Shares         $13.12       --            --        --      (0.46)%
         All contract charges                                --      328      $  4,377      0.00%

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                          UNITS    ACCUMULATION INVESTMENT
                                                              UNIT     OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                              VALUE      (000'S)     (000'S)      RATIO*   RETURN**
                                                               ------  ----------- ------------ ---------- --------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)
   2015     Lowest contract charge 1.30% VC Shares            $13.45         --            --        --      1.43%
            Highest contract charge 1.70% VC Shares           $13.18         --            --        --      1.00%
            All contract charges                                  --        359      $  4,801      0.00%
   2014     Lowest contract charge 1.30% VC Shares            $13.26         --            --        --      4.66%
            Highest contract charge 1.70% VC Shares           $13.05         --            --        --      4.23%
            All contract charges                                  --        251      $  3,311      0.00%
2013(u)     Lowest contract charge 1.30% VC Shares            $12.67         --            --        --     35.36%
            Highest contract charge 1.70% VC Shares           $12.52         --            --        --     34.77%
            All contract charges                                  --        192      $  2,423      0.00%
MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2017     Lowest contract charge 0.30% Service Class        $14.27         --            --        --     26.51%
            Highest contract charge 1.70% Service Class       $19.68         --            --        --     24.64%
            All contract charges                                  --     13,022      $236,577      1.34%
   2016     Lowest contract charge 0.30% Service Class        $11.28         --            --        --      3.49%
            Highest contract charge 1.70% Service Class       $15.79         --            --        --      2.13%
            All contract charges                                  --     11,585      $172,236      1.17%
   2015     Lowest contract charge 0.30% Service Class(c)     $10.90         --            --        --      6.03%
            Highest contract charge 1.70% Service Class       $15.46         --            --        --      4.46%
            All contract charges                                  --      9,793      $145,512      1.87%
   2014     Lowest contract charge 1.20% Service Class        $10.17         --            --        --     (0.10)%
            Highest contract charge 1.70% Service Class       $14.80         --            --        --     (0.54)%
            All contract charges                                  --      6,575      $ 95,243      1.92%
2013(u)     Lowest contract charge 1.20% Service Class(c)     $10.18         --            --        --      0.59%
            Highest contract charge 1.70% Service Class       $14.88         --            --        --     25.46%
            All contract charges                                  --      4,160      $ 62,430      1.47%
MFS(R) INVESTORS TRUST SERIES
   2017     Lowest contract charge 1.10% Service Class(i)     $12.64         --            --        --     21.66%
            Highest contract charge 1.70% Service Class       $22.45         --            --        --     20.96%
            All contract charges                                  --        671      $ 13,414      0.57%
   2016     Lowest contract charge 0.65% Service Class        $18.07         --            --        --      7.62%
            Highest contract charge 1.70% Service Class       $18.56         --            --        --      6.48%
            All contract charges                                  --        597      $ 10,278      0.57%
   2015     Lowest contract charge 0.65% Service Class        $16.79         --            --        --     (0.71)%
            Highest contract charge 1.70% Service Class       $17.43         --            --        --     (1.75)%
            All contract charges                                  --        600      $  9,810      0.70%
   2014     Lowest contract charge 0.65% Service Class        $16.91         --            --        --     10.02%
            Highest contract charge 1.70% Service Class       $17.74         --            --        --      8.83%
            All contract charges                                  --        477      $  8,263      0.79%
2013(u)     Lowest contract charge 0.65% Service Class        $15.37         --            --        --     30.81%
            Highest contract charge 1.70% Service Class       $16.30         --            --        --     29.47%
            All contract charges                                  --        373      $  6,157      1.01%
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
   2017     Lowest contract charge 1.30% Service Class        $24.10         --            --        --     26.44%
            Highest contract charge 1.70% Service Class       $23.32         --            --        --     25.92%
            All contract charges                                  --        613      $ 14,624      0.42%
   2016     Lowest contract charge 1.30% Service Class        $19.06         --            --        --      4.50%
            Highest contract charge 1.70% Service Class       $18.52         --            --        --      4.04%
            All contract charges                                  --        575      $ 10,888      0.39%
   2015     Lowest contract charge 1.30% Service Class(h)     $18.24         --            --        --     (2.62)%
            Highest contract charge 1.70% Service Class(h)    $17.80         --            --        --     (2.89)%
            All contract charges                                  --        530      $  9,598      0.54%

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
MFS(R) RESEARCH SERIES
   2017  Lowest contract charge 1.10% Service Class      $12.63       --           --         --      21.79%
         Highest contract charge 1.25% Service Class     $14.73       --           --         --      21.53%
         All contract charges                                --      168      $ 2,330       1.13%
   2016  Lowest contract charge 1.10% Service Class      $10.37       --           --         --       7.24%
         Highest contract charge 1.25% Service Class     $12.12       --           --         --       7.16%
         All contract charges                                --      146      $ 1,712       0.56%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.67       --           --         --      (3.49)%
         Highest contract charge 1.25% Service Class     $11.31       --           --         --      (0.70)%
         All contract charges                                --      104      $ 1,157       0.48%
   2014  Lowest contract charge 1.20% Service Class      $11.40       --           --         --       8.67%
         Highest contract charge 1.25% Service Class     $11.39       --           --         --       8.58%
         All contract charges                                --       72      $   812       0.72%
   2013  Lowest contract charge 1.25% Service Class(c)   $10.49       --           --         --       3.96%
         Highest contract charge 1.25% Service Class(c)  $10.49       --           --         --       3.96%
         All contract charges                                --        2      $    17       0.00%
MFS(R) TECHNOLOGY PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class      $31.69       --           --         --      36.83%
         Highest contract charge 1.70% Service Class     $30.67       --           --         --      36.31%
         All contract charges                                --    1,076      $33,756       0.00%
   2016  Lowest contract charge 1.30% Service Class      $23.16       --           --         --       6.97%
         Highest contract charge 1.70% Service Class     $22.50       --           --         --       6.53%
         All contract charges                                --      952      $21,844       0.00%
   2015  Lowest contract charge 1.30% Service Class      $21.65       --           --         --       9.12%
         Highest contract charge 1.70% Service Class     $21.12       --           --         --       8.70%
         All contract charges                                --      910      $19,550       0.00%
   2014  Lowest contract charge 1.30% Service Class      $19.84       --           --         --       8.95%
         Highest contract charge 1.70% Service Class     $19.43       --           --         --       8.49%
         All contract charges                                --      784      $15,442       0.00%
2013(u)  Lowest contract charge 1.30% Service Class      $18.21       --           --         --      33.02%
         Highest contract charge 1.70% Service Class     $17.91       --           --         --      32.47%
         All contract charges                                --      579      $10,464       0.00%
MFS(R) UTILITIES SERIES
   2017  Lowest contract charge 0.30% Service Class      $12.00       --           --         --      14.18%
         Highest contract charge 1.70% Service Class     $18.44       --           --         --      12.58%
         All contract charges                                --    3,160      $53,111       4.19%
   2016  Lowest contract charge 0.30% Service Class(c)   $10.51       --           --         --      10.86%
         Highest contract charge 1.70% Service Class     $16.38       --           --         --       9.35%
         All contract charges                                --    3,087      $46,479       3.72%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 8.16       --           --         --     (18.24)%
         Highest contract charge 1.70% Service Class     $14.98       --           --         --     (16.22)%
         All contract charges                                --    3,065      $41,833       4.16%
   2014  Lowest contract charge 1.20% Service Class      $11.03       --           --         --      11.08%
         Highest contract charge 1.70% Service Class     $17.88       --           --         --      10.58%
         All contract charges                                --    2,469      $41,044       2.08%
2013(u)  Lowest contract charge 1.20% Service Class(c)   $ 9.93       --           --         --         --
         Highest contract charge 1.70% Service Class     $16.17       --           --         --      18.20%
         All contract charges                                --    1,307      $21,259       2.22%
MFS(R) VALUE SERIES
   2017  Lowest contract charge 0.30% Service Class      $15.14       --           --         --      17.00%
         Highest contract charge 1.25% Service Class     $14.55       --           --         --      15.84%
         All contract charges                                --    1,782      $23,848       1.80%
   2016  Lowest contract charge 0.30% Service Class      $12.94       --           --         --      13.41%
         Highest contract charge 1.25% Service Class     $12.56       --           --         --      12.34%
         All contract charges                                --    1,169      $13,804       2.12%

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------- ----------- ------------ ---------- --------
MFS(R) VALUE SERIES (CONTINUED)
   2015  Lowest contract charge 0.30% Service Class(c)   $ 11.41       --            --        --     (1.21)%
         Highest contract charge 1.25% Service Class     $ 11.18       --            --        --     (2.10)%
         All contract charges                                 --      522      $  5,700      2.10%
   2014  Lowest contract charge 1.20% Service Class      $ 11.43       --            --        --      8.86%
         Highest contract charge 1.25% Service Class     $ 11.42       --            --        --      8.76%
         All contract charges                                 --      216      $  2,476      1.69%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 10.50       --            --        --      2.94%
         Highest contract charge 1.25% Service Class(c)  $ 10.50       --            --        --      2.94%
         All contract charges                                 --       10      $    101        --
MULTIMANAGER AGGRESSIVE EQUITY
   2017  Lowest contract charge 1.30% Class B            $ 24.52       --            --        --     28.71%
         Highest contract charge 1.70% Class B           $100.15       --            --        --     28.13%
         All contract charges                                 --      556      $ 16,104      0.16%
   2016  Lowest contract charge 1.30% Class B            $ 19.05       --            --        --      2.09%
         Highest contract charge 1.70% Class B           $ 78.16       --            --        --      1.69%
         All contract charges                                 --      596      $ 13,495      0.55%
   2015  Lowest contract charge 1.30% Class B            $ 18.66       --            --        --      2.64%
         Highest contract charge 1.70% Class B           $ 76.86       --            --        --      2.22%
         All contract charges                                 --      590      $ 13,258      0.17%
   2014  Lowest contract charge 1.30% Class B            $ 18.18       --            --        --      9.19%
         Highest contract charge 1.70% Class B           $ 75.19       --            --        --      8.78%
         All contract charges                                 --      498      $ 11,048      0.11%
2013(u)  Lowest contract charge 1.30% Class B            $ 16.65       --            --        --     35.37%
         Highest contract charge 1.70% Class B           $ 69.12       --            --        --     34.82%
         All contract charges                                 --      451      $  8,871      0.14%
MULTIMANAGER CORE BOND
   2017  Lowest contract charge 1.30% Class B            $ 13.96       --            --        --      1.68%
         Highest contract charge 1.70% Class B           $ 14.03       --            --        --      1.30%
         All contract charges                                 --    8,250      $113,957      2.08%
   2016  Lowest contract charge 1.30% Class B            $ 13.73       --            --        --      1.33%
         Highest contract charge 1.70% Class B           $ 13.85       --            --        --      0.87%
         All contract charges                                 --    7,499      $102,096      2.08%
   2015  Lowest contract charge 1.30% Class B            $ 13.55       --            --        --     (1.24)%
         Highest contract charge 1.70% Class B           $ 13.73       --            --        --     (1.58)%
         All contract charges                                 --    7,893      $106,216      1.95%
   2014  Lowest contract charge 1.30% Class B            $ 13.72       --            --        --      2.46%
         Highest contract charge 1.70% Class B           $ 13.95       --            --        --      1.97%
         All contract charges                                 --    7,166      $ 97,870      2.07%
2013(u)  Lowest contract charge 1.30% Class B            $ 13.39       --            --        --     (3.67)%
         Highest contract charge 1.70% Class B           $ 13.68       --            --        --     (4.00)%
         All contract charges                                 --    6,684      $ 89,558      1.60%
MULTIMANAGER MID CAP GROWTH
   2017  Lowest contract charge 1.30% Class B            $ 27.52       --            --        --     25.03%
         Highest contract charge 1.70% Class B           $ 21.03       --            --        --     24.51%
         All contract charges                                 --      800      $ 20,563      0.00%
   2016  Lowest contract charge 1.30% Class B            $ 22.01       --            --        --      5.36%
         Highest contract charge 1.70% Class B           $ 16.89       --            --        --      4.97%
         All contract charges                                 --      802      $ 16,481      0.10%
   2015  Lowest contract charge 1.30% Class B            $ 20.89       --            --        --     (2.79)%
         Highest contract charge 1.70% Class B           $ 16.09       --            --        --     (3.19)%
         All contract charges                                 --      847      $ 16,490      0.00%
   2014  Lowest contract charge 1.30% Class B            $ 21.49       --            --        --      3.52%
         Highest contract charge 1.70% Class B           $ 16.62       --            --        --      3.10%
         All contract charges                                 --      676      $ 13,571      0.00%
2013(u)  Lowest contract charge 1.30% Class B            $ 20.76       --            --        --     38.31%
         Highest contract charge 1.70% Class B           $ 16.12       --            --        --     37.78%
         All contract charges                                 --      548      $ 10,693      0.00%

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
MULTIMANAGER MID CAP VALUE
   2017  Lowest contract charge 1.30% Class B             $26.22       --           --         --      7.86%
         Highest contract charge 1.70% Class B            $22.87       --           --         --      7.42%
         All contract charges                                 --      467      $11,781       0.66%
   2016  Lowest contract charge 1.30% Class B             $24.31       --           --         --     17.55%
         Highest contract charge 1.70% Class B            $21.29       --           --         --     17.11%
         All contract charges                                 --      812      $18,341       1.56%
   2015  Lowest contract charge 1.30% Class B             $20.68       --           --         --     (6.76)%
         Highest contract charge 1.70% Class B            $18.18       --           --         --     (7.20)%
         All contract charges                                 --      473      $ 9,420       0.74%
   2014  Lowest contract charge 1.30% Class B             $22.18       --           --         --      3.94%
         Highest contract charge 1.70% Class B            $19.59       --           --         --      3.60%
         All contract charges                                 --      433      $ 9,232       0.50%
2013(u)  Lowest contract charge 1.30% Class B             $21.34       --           --         --     33.88%
         Highest contract charge 1.70% Class B            $18.91       --           --         --     33.26%
         All contract charges                                 --      353      $ 7,287       0.44%
MULTIMANAGER TECHNOLOGY
   2017  Lowest contract charge 0.30% Class B(c)          $19.31       --           --         --     38.72%
         Highest contract charge 1.70% Class B            $26.94       --           --         --     36.75%
         All contract charges                                 --    2,053      $40,447       0.00%
   2016  Lowest contract charge 1.10% Class B             $10.79       --           --         --      7.68%
         Highest contract charge 1.70% Class B            $19.70       --           --         --      7.12%
         All contract charges                                 --    1,577      $24,376       0.01%
   2015  Lowest contract charge 1.10% Class B(i)          $10.02       --           --         --      0.20%
         Highest contract charge 1.70% Class B            $18.39       --           --         --      4.49%
         All contract charges                                 --      916      $15,002       0.00%
   2014  Lowest contract charge 1.20% Class B             $11.97       --           --         --     12.18%
         Highest contract charge 1.70% Class B            $17.60       --           --         --     11.60%
         All contract charges                                 --      499      $ 9,451       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)          $10.67       --           --         --      6.49%
         Highest contract charge 1.70% Class B            $15.77       --           --         --     33.31%
         All contract charges                                 --      408      $ 7,282       0.00%
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $11.28       --           --         --     25.33%
         Highest contract charge 1.70% Class S Shares     $11.19       --           --         --     24.61%
         All contract charges                                 --      374      $ 4,253       0.70%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.00       --           --         --     (2.91)%
         Highest contract charge 1.70% Class S Shares     $ 8.98       --           --         --     (3.44)%
         All contract charges                                 --      340      $ 3,062       0.69%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.27       --           --         --     (7.11)%
         Highest contract charge 1.70% Class S Shares     $ 9.30       --           --         --     (0.21)%
         All contract charges                                 --      259      $ 2,422       1.24%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.35       --           --         --     (5.75)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.32       --           --         --     (6.05)%
         All contract charges                                 --       83      $   766       0.55%
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $ 9.51       --           --         --      5.43%
         Highest contract charge 1.70% Class S Shares     $ 9.38       --           --         --      4.80%
         All contract charges                                 --      242      $ 2,291       0.00%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.02       --           --         --     (1.74)%
         Highest contract charge 1.70% Class S Shares     $ 8.95       --           --         --     (2.29)%
         All contract charges                                 --      209      $ 1,878       0.00%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.18       --           --         --     (8.47)%
         Highest contract charge 1.70% Class S Shares     $ 9.16       --           --         --     (6.63)%
         All contract charges                                 --      167      $ 1,537       0.00%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.84       --           --         --     (1.40)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.81       --           --         --     (1.70)%
         All contract charges                                 --       65      $   631       0.00%

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2017  Lowest contract charge 0.30% Advisor Class      $ 6.82       --           --         --       1.64%
         Highest contract charge 1.70% Advisor Class     $ 6.72       --           --         --       0.30%
         All contract charges                                --    2,449      $16,872      10.94%
   2016  Lowest contract charge 0.30% Advisor Class(c)   $ 6.71       --           --         --      14.51%
         Highest contract charge 1.70% Advisor Class     $ 6.70       --           --         --      12.98%
         All contract charges                                --    2,581      $17,609       1.02%
   2015  Lowest contract charge 0.65% Advisor Class      $ 5.03       --           --         --     (26.14)%
         Highest contract charge 1.70% Advisor Class     $ 5.93       --           --         --     (26.97)%
         All contract charges                                --    2,593      $15,573       4.31%
   2014  Lowest contract charge 0.65% Advisor Class      $ 6.81       --           --         --     (19.22)%
         Highest contract charge 1.70% Advisor Class     $ 8.12       --           --         --     (20.08)%
         All contract charges                                --    2,310      $18,954       0.27%
2013(u)  Lowest contract charge 0.65% Advisor Class      $ 8.43       --           --         --     (15.28)%
         Highest contract charge 1.70% Advisor Class     $10.16       --           --         --     (16.17)%
         All contract charges                                --    1,910      $19,615       1.59%
PIMCO EMERGING MARKETS BOND PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $11.24       --           --         --       8.60%
         Highest contract charge 1.70% Advisor Class     $14.05       --           --         --       7.91%
         All contract charges                                --    1,491      $20,429       4.98%
   2016  Lowest contract charge 1.10% Advisor Class      $10.35       --           --         --      12.01%
         Highest contract charge 1.70% Advisor Class     $13.02       --           --         --      11.38%
         All contract charges                                --    1,487      $19,107       5.17%
   2015  Lowest contract charge 1.10% Advisor Class(i)   $ 9.24       --           --         --      (7.51)%
         Highest contract charge 1.70% Advisor Class     $11.69       --           --         --      (4.02)%
         All contract charges                                --    1,511      $17,647       5.20%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.80       --           --         --       0.20%
         Highest contract charge 1.70% Advisor Class     $12.18       --           --         --      (0.33)%
         All contract charges                                --    1,607      $19,571       5.14%
2013(u)  Lowest contract charge 1.20% Advisor Class(c)   $ 9.78       --           --         --      (0.10)%
         Highest contract charge 1.70% Advisor Class     $12.22       --           --         --      (8.60)%
         All contract charges                                --    1,423      $17,557       4.90%
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
   2017  Lowest contract charge 1.10% Advisor Class(i)   $10.59       --           --         --       7.40%
         Highest contract charge 1.25% Advisor Class     $10.10       --           --         --       7.22%
         All contract charges                                --      322      $ 3,307       2.28%
   2016  Lowest contract charge 0.30% Advisor Class      $ 9.71       --           --         --       3.63%
         Highest contract charge 1.25% Advisor Class     $ 9.42       --           --         --       2.61%
         All contract charges                                --      169      $ 1,615       1.40%
   2015  Lowest contract charge 0.30% Advisor Class(c)   $ 9.37       --           --         --      (4.39)%
         Highest contract charge 1.25% Advisor Class     $ 9.18       --           --         --      (5.36)%
         All contract charges                                --      102      $   938       1.71%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.70       --           --         --       0.94%
         Highest contract charge 1.25% Advisor Class     $ 9.70       --           --         --       0.94%
         All contract charges                                --       57      $   553       2.56%
   2013  Lowest contract charge 1.20% Advisor Class(c)   $ 9.61       --           --         --      (2.54)%
         Highest contract charge 1.25% Advisor Class(c)  $ 9.61       --           --         --      (2.54)%
         All contract charges                                --        3      $    33       0.03%
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $10.72       --           --         --      12.84%
         Highest contract charge 1.25% Advisor Class     $11.58       --           --         --      12.54%
         All contract charges                                --      131      $ 1,506       2.22%
   2016  Lowest contract charge 1.10% Advisor Class(i)   $ 9.50       --           --         --       2.70%
         Highest contract charge 1.25% Advisor Class     $10.29       --           --         --       2.59%
         All contract charges                                --      124      $ 1,275       2.85%

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                           ---------------------------------------------------
                                                                      UNITS    ACCUMULATION INVESTMENT
                                                           UNIT    OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                           VALUE     (000'S)     (000'S)      RATIO*   RETURN**
                                                           ------  ----------- ------------ ---------- --------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO (CONTINUED)
   2015   Lowest contract charge 1.20% Advisor Class       $10.04        --            --        --      (1.38)%
          Highest contract charge 1.25% Advisor Class      $10.03        --            --        --      (1.47)%
          All contract charges                                 --        79      $    795      3.28%
   2014   Lowest contract charge 1.20% Advisor Class(d)    $10.18        --            --        --       3.46%
          Highest contract charge 1.25% Advisor Class(d)   $10.18        --            --        --       3.46%
          All contract charges                                 --        10      $    109      4.02%
PIMCO REAL RETURN PORTFOLIO
   2017   Lowest contract charge 1.30% Advisor Class       $11.63        --            --        --       2.29%
          Highest contract charge 1.70% Advisor Class      $11.25        --            --        --       1.81%
          All contract charges                                 --     4,831      $ 55,588      2.27%
   2016   Lowest contract charge 1.30% Advisor Class       $11.37        --            --        --       3.65%
          Highest contract charge 1.70% Advisor Class      $11.05        --            --        --       3.27%
          All contract charges                                 --     5,193      $ 58,512      2.16%
   2015   Lowest contract charge 1.30% Advisor Class       $10.97        --            --        --      (4.02)%
          Highest contract charge 1.70% Advisor Class      $10.70        --            --        --      (4.38)%
          All contract charges                                 --     5,589      $ 60,748      3.90%
   2014   Lowest contract charge 1.30% Advisor Class       $11.43        --            --        --       1.69%
          Highest contract charge 1.70% Advisor Class      $11.19        --            --        --       1.18%
          All contract charges                                 --     5,927      $ 67,217      1.30%
2013(u)   Lowest contract charge 1.30% Advisor Class       $11.24        --            --        --     (10.51)%
          Highest contract charge 1.70% Advisor Class      $11.06        --            --        --     (10.81)%
          All contract charges                                 --     5,735      $ 64,059      1.65%
PIMCO TOTAL RETURN PORTFOLIO
   2017   Lowest contract charge 0.65% Advisor Class       $11.60        --            --        --       4.13%
          Highest contract charge 1.70% Advisor Class      $11.73        --            --        --       3.08%
          All contract charges                                 --    14,352      $167,554      1.92%
   2016   Lowest contract charge 0.30% Advisor Class       $10.52        --            --        --       2.33%
          Highest contract charge 1.70% Advisor Class      $11.38        --            --        --       0.80%
          All contract charges                                 --    13,584      $154,465      1.98%
   2015   Lowest contract charge 0.30% Advisor Class(c)    $10.28        --            --        --         --
          Highest contract charge 1.70% Advisor Class      $11.29        --            --        --      (1.31)%
          All contract charges                                 --    12,255      $139,172      4.96%
   2014   Lowest contract charge 0.65% Advisor Class       $10.96        --            --        --       3.49%
          Highest contract charge 1.70% Advisor Class      $11.44        --            --        --       2.42%
          All contract charges                                 --    11,471      $132,247      2.13%
2013(u)   Lowest contract charge 0.65% Advisor Class       $10.59        --            --        --      (2.67)%
          Highest contract charge 1.70% Advisor Class      $11.17        --            --        --      (3.71)%
          All contract charges                                 --    10,535      $118,898      2.11%
PROFUND VP BEAR
   2017   Lowest contract charge 1.30% Common Shares       $ 2.32        --            --        --     (19.16)%
          Highest contract charge 1.70% Common Shares      $ 2.25        --            --        --     (19.35)%
          All contract charges                                 --        53      $    122      0.00%
   2016   Lowest contract charge 1.30% Common Shares       $ 2.87        --            --        --     (14.07)%
          Highest contract charge 1.70% Common Shares      $ 2.79        --            --        --     (14.42)%
          All contract charges                                 --        75      $    213      0.00%
   2015   Lowest contract charge 1.30% Common Shares       $ 3.34        --            --        --      (6.18)%
          Highest contract charge 1.70% Common Shares      $ 3.26        --            --        --      (6.59)%
          All contract charges                                 --        74      $    242      0.00%
   2014   Lowest contract charge 1.30% Common Shares       $ 3.56        --            --        --     (15.44)%
          Highest contract charge 1.70% Common Shares      $ 3.49        --            --        --     (15.70)%
          All contract charges                                 --        96      $    337      0.00%
2013(u)   Lowest contract charge 1.30% Common Shares       $ 4.21        --            --        --     (27.54)%
          Highest contract charge 1.70% Common Shares      $ 4.14        --            --        --     (27.75)%
          All contract charges                                 --       103      $    432      0.00%

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
PROFUND VP BIOTECHNOLOGY
   2017  Lowest contract charge 0.65% Common Shares   $33.29       --           --         --      21.72%
         Highest contract charge 1.70% Common Shares  $32.39       --           --         --      20.45%
         All contract charges                             --    1,461      $48,437       0.00%
   2016  Lowest contract charge 0.65% Common Shares   $27.35       --           --         --     (16.00)%
         Highest contract charge 1.70% Common Shares  $26.89       --           --         --     (16.90)%
         All contract charges                             --    1,579      $43,361       0.00%
   2015  Lowest contract charge 0.65% Common Shares   $32.56       --           --         --       2.62%
         Highest contract charge 1.70% Common Shares  $32.36       --           --         --       1.54%
         All contract charges                             --    1,714      $56,399       0.00%
   2014  Lowest contract charge 0.65% Common Shares   $31.73       --           --         --      28.88%
         Highest contract charge 1.70% Common Shares  $31.87       --           --         --      27.53%
         All contract charges                             --    1,244      $40,205       0.00%
2013(u)  Lowest contract charge 0.65% Common Shares   $24.62       --           --         --      67.37%
         Highest contract charge 1.70% Common Shares  $24.99       --           --         --      65.61%
         All contract charges                             --      886      $22,376       0.00%
PUTNAM VT ABSOLUTE RETURN 500 FUND
   2017  Lowest contract charge 1.10% Class B         $10.30       --           --         --       5.86%
         Highest contract charge 1.25% Class B        $10.66       --           --         --       5.65%
         All contract charges                             --      248      $ 2,615       0.00%
   2016  Lowest contract charge 1.10% Class B         $ 9.73       --           --         --      (0.41)%
         Highest contract charge 1.25% Class B        $10.09       --           --         --      (0.59)%
         All contract charges                             --      214      $ 2,145       3.39%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.77       --           --         --      (2.50)%
         Highest contract charge 1.25% Class B        $10.15       --           --         --      (1.74)%
         All contract charges                             --      161      $ 1,627       0.06%
   2014  Lowest contract charge 1.20% Class B         $10.34       --           --         --       2.58%
         Highest contract charge 1.25% Class B        $10.33       --           --         --       2.48%
         All contract charges                             --       60      $   623       0.00%
   2013  Lowest contract charge 1.25% Class B(c)      $10.08       --           --         --       0.60%
         Highest contract charge 1.25% Class B(c)     $10.08       --           --         --       0.60%
         All contract charges                             --       --      $     1       0.00%
PUTNAM VT DIVERSIFIED INCOME FUND
   2017  Lowest contract charge 1.10% Class B         $10.66       --           --         --       5.96%
         Highest contract charge 1.70% Class B        $10.05       --           --         --       5.35%
         All contract charges                             --    1,012      $10,380       5.29%
   2016  Lowest contract charge 1.10% Class B         $10.06       --           --         --       4.25%
         Highest contract charge 1.70% Class B        $ 9.54       --           --         --       3.70%
         All contract charges                             --      790      $ 7,624       4.76%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.65       --           --         --      (3.69)%
         Highest contract charge 1.70% Class B        $ 9.20       --           --         --      (4.07)%
         All contract charges                             --      517      $ 4,815       7.44%
   2014  Lowest contract charge 1.20% Class B(e)      $ 9.62       --           --         --      (4.09)%
         Highest contract charge 1.70% Class B(e)     $ 9.59       --           --         --      (4.29)%
         All contract charges                             --      209      $ 2,011       0.00%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2017  Lowest contract charge 1.10% Class B         $11.78       --           --         --      14.15%
         Highest contract charge 1.25% Class B        $11.73       --           --         --      13.88%
         All contract charges                             --      366      $ 4,308       1.21%
   2016  Lowest contract charge 1.10% Class B         $10.32       --           --         --       5.52%
         Highest contract charge 1.25% Class B        $10.30       --           --         --       5.32%
         All contract charges                             --      205      $ 2,120       1.78%
   2015  Lowest contract charge 1.10% Class B(j)      $ 9.78       --           --         --      (4.44)%
         Highest contract charge 1.25% Class B(j)     $ 9.78       --           --         --      (4.50)%
         All contract charges                             --      122      $ 1,198       0.00%

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
PUTNAM VT RESEARCH FUND
2017  Lowest contract charge 1.10% Class B        $12.85       --           --         --     22.03%
      Highest contract charge 1.25% Class B       $12.80       --           --         --     21.79%
      All contract charges                            --       36      $   466       0.53%
2016  Lowest contract charge 1.10% Class B        $10.53       --           --         --      8.89%
      Highest contract charge 1.25% Class B       $10.51       --           --         --      8.69%
      All contract charges                            --       11      $   114       1.20%
2015  Lowest contract charge 1.10% Class B(j)     $ 9.67       --           --         --     (6.92)%
      Highest contract charge 1.25% Class B(j)    $ 9.67       --           --         --     (6.98)%
      All contract charges                            --        1      $    15       0.00%
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
2017  Lowest contract charge 1.10% Class II       $10.14       --           --         --     12.54%
      Highest contract charge 1.70% Class II      $10.20       --           --         --     11.84%
      All contract charges                            --      370      $ 3,811       1.34%
2016  Lowest contract charge 1.10% Class II       $ 9.01       --           --         --     (1.53)%
      Highest contract charge 1.70% Class II      $ 9.12       --           --         --     (2.15)%
      All contract charges                            --      344      $ 3,153       0.89%
2015  Lowest contract charge 1.10% Class II(i)    $ 9.15       --           --         --     (8.04)%
      Highest contract charge 1.70% Class II      $ 9.32       --           --         --     (6.99)%
      All contract charges                            --      388      $ 3,623       0.89%
2014  Lowest contract charge 1.20% Class II(e)    $10.05       --           --         --      0.90%
      Highest contract charge 1.70% Class II(e)   $10.02       --           --         --      0.60%
      All contract charges                            --       70      $   705       3.20%
SEI VP BALANCED STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.71       --           --         --     10.07%
      Highest contract charge 1.25% Class III     $11.38       --           --         --      9.95%
      All contract charges                            --      804      $ 9,076       1.65%
2016  Lowest contract charge 1.10% Class III      $ 9.73       --           --         --      5.65%
      Highest contract charge 1.25% Class III     $10.35       --           --         --      5.50%
      All contract charges                            --      699      $ 7,178       2.31%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.21       --           --         --     (7.34)%
      Highest contract charge 1.25% Class III     $ 9.81       --           --         --     (4.57)%
      All contract charges                            --      518      $ 5,081       1.82%
2014  Lowest contract charge 1.20% Class III      $10.29       --           --         --      2.69%
      Highest contract charge 1.25% Class III     $10.28       --           --         --      2.59%
      All contract charges                            --      221      $ 2,275       4.62%
2013  Lowest contract charge 1.20% Class III(c)   $10.02       --           --         --      0.40%
      Highest contract charge 1.25% Class III(c)  $10.02       --           --         --      0.40%
      All contract charges                            --        3      $    23       0.00%
SEI VP CONSERVATIVE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.32       --           --         --      3.72%
      Highest contract charge 1.25% Class III     $10.60       --           --         --      3.52%
      All contract charges                            --    1,112      $11,784       1.63%
2016  Lowest contract charge 1.10% Class III      $ 9.95       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.24       --           --         --      2.50%
      All contract charges                            --    1,183      $12,090       1.60%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.70       --           --         --     (2.81)%
      Highest contract charge 1.25% Class III     $ 9.99       --           --         --     (1.77)%
      All contract charges                            --      881      $ 8,809       1.84%
2014  Lowest contract charge 1.20% Class III      $10.18       --           --         --      1.80%
      Highest contract charge 1.25% Class III     $10.17       --           --         --      1.70%
      All contract charges                            --      501      $ 5,089       2.65%
2013  Lowest contract charge 1.25% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       32      $   324       0.00%

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
SEI VP MARKET GROWTH STRATEGY FUND
2017  Lowest contract charge 0.30% Class III      $12.18       --           --         --     13.41%
      Highest contract charge 1.25% Class III     $11.70       --           --         --     12.28%
      All contract charges                            --      665      $ 7,668       1.44%
2016  Lowest contract charge 0.30% Class III(c)   $10.74       --           --         --      7.08%
      Highest contract charge 1.25% Class III     $10.42       --           --         --      6.11%
      All contract charges                            --      726      $ 7,488       2.09%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.14       --           --         --     (8.05)%
      Highest contract charge 1.25% Class III     $ 9.82       --           --         --     (4.84)%
      All contract charges                            --      683      $ 6,695       1.27%
2014  Lowest contract charge 1.20% Class III      $10.33       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.32       --           --         --      2.48%
      All contract charges                            --      475      $ 4,911       3.68%
2013  Lowest contract charge 1.20% Class III(c)   $10.07       --           --         --      0.80%
      Highest contract charge 1.25% Class III(c)  $10.07       --           --         --      0.80%
      All contract charges                            --       45      $   450       0.00%
SEI VP MARKET PLUS STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $11.32       --           --         --     17.06%
      Highest contract charge 1.25% Class III     $12.42       --           --         --     16.95%
      All contract charges                            --      170      $ 2,072       1.46%
2016  Lowest contract charge 1.10% Class III      $ 9.67       --           --         --      6.97%
      Highest contract charge 1.25% Class III     $10.62       --           --         --      6.73%
      All contract charges                            --      170      $ 1,780       1.99%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.04       --           --         --     (9.05)%
      Highest contract charge 1.25% Class III     $ 9.95       --           --         --     (4.97)%
      All contract charges                            --      151      $ 1,497       0.97%
2014  Lowest contract charge 1.20% Class III      $10.48       --           --         --      3.05%
      Highest contract charge 1.25% Class III     $10.47       --           --         --      2.95%
      All contract charges                            --       94      $   992       3.52%
2013  Lowest contract charge 1.20% Class III(c)   $10.17       --           --         --      1.60%
      Highest contract charge 1.25% Class III(c)  $10.17       --           --         --      1.60%
      All contract charges                            --       30      $   309       0.00%
SEI VP MODERATE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.66       --           --         --      6.81%
      Highest contract charge 1.25% Class III     $11.29       --           --         --      6.61%
      All contract charges                            --      764      $ 8,448       1.41%
2016  Lowest contract charge 1.10% Class III      $ 9.98       --           --         --      4.83%
      Highest contract charge 1.25% Class III     $10.59       --           --         --      4.75%
      All contract charges                            --    1,177      $12,143       2.18%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.52       --           --         --     (4.42)%
      Highest contract charge 1.25% Class III     $10.11       --           --         --     (2.51)%
      All contract charges                            --      827      $ 8,277       2.42%
2014  Lowest contract charge 1.20% Class III      $10.38       --           --         --      3.80%
      Highest contract charge 1.25% Class III     $10.37       --           --         --      3.70%
      All contract charges                            --      407      $ 4,222       5.07%
2013  Lowest contract charge 1.20% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       34      $   338       0.00%
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.30% Class II(c)    $13.94       --           --         --     15.40%
      Highest contract charge 1.25% Class II      $13.39       --           --         --     14.25%
      All contract charges                            --      598      $ 7,729       1.64%
2016  Lowest contract charge 1.10% Class II       $10.72       --           --         --     17.54%
      Highest contract charge 1.25% Class II      $11.72       --           --         --     17.43%
      All contract charges                            --      399      $ 4,568       2.14%

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II (CONTINUED)
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.12       --            --        --      (8.62)%
         Highest contract charge 1.25% Class II     $ 9.98       --            --        --      (8.27)%
         All contract charges                           --      243      $  2,411      1.72%
   2014  Lowest contract charge 1.20% Class II      $10.89       --            --        --       5.83%
         Highest contract charge 1.25% Class II     $10.88       --            --        --       5.73%
         All contract charges                           --      164      $  1,783      1.73%
   2013  Lowest contract charge 1.20% Class II(c)   $10.29       --            --        --       2.39%
         Highest contract charge 1.25% Class II(c)  $10.29       --            --        --       2.39%
         All contract charges                           --       12      $    119      0.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
   2017  Lowest contract charge 0.30% Class II      $17.45       --            --        --      26.91%
         Highest contract charge 1.70% Class II     $38.65       --            --        --      25.16%
         All contract charges                           --    5,111      $146,771      0.00%
   2016  Lowest contract charge 0.30% Class II      $13.75       --            --        --     (11.00)%
         Highest contract charge 1.70% Class II     $30.88       --            --        --     (12.22)%
         All contract charges                           --    4,755      $114,511      0.00%
   2015  Lowest contract charge 0.30% Class II      $15.45       --            --        --      12.12%
         Highest contract charge 1.70% Class II     $35.18       --            --        --      10.56%
         All contract charges                           --    4,313      $127,535      0.00%
   2014  Lowest contract charge 0.30% Class II      $13.78       --            --        --      30.86%
         Highest contract charge 1.70% Class II     $31.82       --            --        --      28.98%
         All contract charges                           --    2,628      $ 75,999      0.00%
2013(u)  Lowest contract charge 0.65% Class II      $22.45       --            --        --      49.57%
         Highest contract charge 1.70% Class II     $24.67       --            --        --      47.99%
         All contract charges                           --    1,580      $ 39,244      0.00%
TEMPLETON DEVELOPING MARKETS VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $12.50       --            --        --      38.58%
         Highest contract charge 1.70% Class 2      $12.09       --            --        --      38.01%
         All contract charges                           --    1,142      $ 14,129      0.83%
   2016  Lowest contract charge 1.30% Class 2       $ 9.02       --            --        --      15.94%
         Highest contract charge 1.70% Class 2      $ 8.76       --            --        --      15.42%
         All contract charges                           --    1,707      $ 15,135      0.67%
   2015  Lowest contract charge 1.30% Class 2       $ 7.78       --            --        --     (20.61)%
         Highest contract charge 1.70% Class 2      $ 7.59       --            --        --     (20.94)%
         All contract charges                           --      975      $  7,529      2.07%
   2014  Lowest contract charge 1.30% Class 2       $ 9.80       --            --        --      (9.59)%
         Highest contract charge 1.70% Class 2      $ 9.60       --            --        --      (9.94)%
         All contract charges                           --      840      $  8,173      1.50%
2013(u)  Lowest contract charge 1.30% Class 2       $10.84       --            --        --      (2.25)%
         Highest contract charge 1.70% Class 2      $10.66       --            --        --      (2.65)%
         All contract charges                           --      787      $  8,472      1.90%
TEMPLETON FOREIGN VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $13.29       --            --        --      15.16%
         Highest contract charge 1.70% Class 2      $12.86       --            --        --      14.72%
         All contract charges                           --      656      $  8,632      2.60%
   2016  Lowest contract charge 1.30% Class 2       $11.54       --            --        --       5.77%
         Highest contract charge 1.70% Class 2      $11.21       --            --        --       5.36%
         All contract charges                           --      733      $  8,376      1.93%
   2015  Lowest contract charge 1.30% Class 2       $10.91       --            --        --      (7.70)%
         Highest contract charge 1.70% Class 2      $10.64       --            --        --      (8.04)%
         All contract charges                           --      881      $  9,525      3.50%
   2014  Lowest contract charge 1.30% Class 2       $11.82       --            --        --     (12.25)%
         Highest contract charge 1.70% Class 2      $11.57       --            --        --     (12.68)%
         All contract charges                           --      822      $  9,632      1.84%
2013(u)  Lowest contract charge 1.30% Class 2       $13.47       --            --        --      21.35%
         Highest contract charge 1.70% Class 2      $13.25       --            --        --      20.89%
         All contract charges                           --      667      $  8,932      2.32%

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
TEMPLETON GLOBAL BOND VIP FUND
   2017  Lowest contract charge 0.30% Class 2            $10.14       --            --        --       1.71%
         Highest contract charge 1.70% Class 2           $11.88       --            --        --       0.17%
         All contract charges                                --   11,567      $134,443      0.00%
   2016  Lowest contract charge 0.30% Class 2            $ 9.97       --            --        --       2.57%
         Highest contract charge 1.70% Class 2           $11.86       --            --        --       1.19%
         All contract charges                                --   11,575      $135,069      0.00%
   2015  Lowest contract charge 0.30% Class 2(c)         $ 9.72       --            --        --      (4.61)%
         Highest contract charge 1.70% Class 2           $11.72       --            --        --      (5.94)%
         All contract charges                                --   12,105      $140,275      7.88%
   2014  Lowest contract charge 0.65% Class 2            $11.40       --            --        --       1.24%
         Highest contract charge 1.70% Class 2           $12.46       --            --        --       0.08%
         All contract charges                                --   10,783      $133,761      4.98%
2013(u)  Lowest contract charge 0.65% Class 2            $11.26       --            --        --       0.90%
         Highest contract charge 1.70% Class 2           $12.45       --            --        --      (0.08)%
         All contract charges                                --    8,103      $101,747      4.76%
TEMPLETON GROWTH VIP FUND
   2017  Lowest contract charge 1.30% Class 2            $16.35       --            --        --      17.04%
         Highest contract charge 1.70% Class 2           $15.83       --            --        --      16.48%
         All contract charges                                --      121      $  1,961      1.63%
   2016  Lowest contract charge 1.30% Class 2            $13.97       --            --        --       8.13%
         Highest contract charge 1.70% Class 2           $13.59       --            --        --       7.77%
         All contract charges                                --      135      $  1,868      2.04%
   2015  Lowest contract charge 1.30% Class 2            $12.92       --            --        --      (7.65)%
         Highest contract charge 1.70% Class 2           $12.61       --            --        --      (8.02)%
         All contract charges                                --      149      $  1,915      2.60%
   2014  Lowest contract charge 1.30% Class 2            $13.99       --            --        --      (4.11)%
         Highest contract charge 1.70% Class 2           $13.71       --            --        --      (4.53)%
         All contract charges                                --      154      $  2,144      1.33%
2013(u)  Lowest contract charge 1.30% Class 2            $14.59       --            --        --      29.12%
         Highest contract charge 1.70% Class 2           $14.36       --            --        --      28.67%
         All contract charges                                --      159      $  2,317      2.47%
VANECK VIP GLOBAL HARD ASSETS FUND
   2017  Lowest contract charge 0.30% Class S Shares     $ 7.27       --            --        --      (2.15)%
         Highest contract charge 1.70% Class S Shares    $ 8.24       --            --        --      (3.63)%
         All contract charges                                --    3,140      $ 26,029      0.00%
   2016  Lowest contract charge 0.30% Class S Shares     $ 7.43       --            --        --      42.88%
         Highest contract charge 1.70% Class S Shares    $ 8.55       --            --        --      41.09%
         All contract charges                                --    3,507      $ 30,064      0.37%
   2015  Lowest contract charge 0.30% Class S Shares(c)  $ 5.20       --            --        --     (33.84)%
         Highest contract charge 1.70% Class S Shares    $ 6.06       --            --        --     (34.77)%
         All contract charges                                --    3,188      $ 19,463      0.03%
   2014  Lowest contract charge 0.65% Class S Shares     $ 8.24       --            --        --     (19.92)%
         Highest contract charge 1.70% Class S Shares    $ 9.29       --            --        --     (20.73)%
         All contract charges                                --    3,170      $ 29,728      0.00%
2013(u)  Lowest contract charge 0.65% Class S Shares     $10.29       --            --        --       9.58%
         Highest contract charge 1.70% Class S Shares    $11.72       --            --        --       8.42%
         All contract charges                                --    2,760      $ 32,721      0.48%
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
   2017  Lowest contract charge 1.10% Initial Class      $10.07       --            --        --      11.03%
         Highest contract charge 1.25% Initial Class     $ 9.84       --            --        --      10.94%
         All contract charges                                --       94      $    940      2.13%
   2016  Lowest contract charge 1.10% Initial Class      $ 9.07       --            --        --       5.22%
         Highest contract charge 1.25% Initial Class     $ 8.87       --            --        --       5.09%
         All contract charges                                --       85      $    756      0.00%

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

                                                                       YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          -----  ----------- ------------ ---------- --------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND (CONTINUED)
2015    Lowest contract charge 1.10% Initial Class(i)     $8.62      --            --          --     (12.22)%
        Highest contract charge 1.25% Initial Class       $8.44      --            --          --     (14.23)%
        All contract charges                                 --      69          $576        4.71%
2014    Lowest contract charge 1.20% Initial Class        $9.84      --            --          --       1.03%
        Highest contract charge 1.25% Initial Class       $9.84      --            --          --       1.03%
        All contract charges                                 --      33          $320        0.76%
2013    Lowest contract charge 1.20% Initial Class(c)     $9.74      --            --          --      (0.61)%
        Highest contract charge 1.25% Initial Class(c)    $9.74      --            --          --      (0.61)%
        All contract charges                                 --       2          $ 23        0.00%

   ----------
  (a)Units were made available on February 19, 2013.
  (b)Units were made available on May 20, 2013.
  (c)Units were made available on November 18, 2013.
  (d)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (e)Units were made available on June 13, 2014.
  (f)Units were made available on September 22, 2014.
  (g)Units were made available on February 23, 2015.
  (h)Units were made available on March 27, 2015.
  (i)Units were made available on May 26, 2015.
  (j)Units were made available on July 20, 2015.
  (k)Units were made available on February 22, 2016.
  (l)Units were made available on May 19, 2017.
  (m)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
  (n)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.
  (o)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (p)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
  (q)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 to a fund merger on May 19, 2017.
  (r)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.
  (s)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (t)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.
  (u)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31, 2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-263

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

Retirement Cornerstone(R) Series 12.0

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 12.0?

The Retirement Cornerstone(R) Series 12.0 (the "Retirement Cornerstone(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L"), Retirement Cornerstone(R) Series C ("Series C"), and Retirement Cornerstone(R) Series ADV ("Series ADV"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs").()

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.
-------------
+ The account for special dollar cost averaging is only available with Series B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C, Series CP(R), and Series ADV contracts.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you elected the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix X" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                  (NAT'L-RC 12)
                                                                        #502923

Principal death benefit; (iii) the Highest Anniversary Value death benefit; and
(iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GMIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
.. AXA Aggressive Allocation
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation
.. Charter/SM/ Small Cap Value

 EQ ADVISORS TRUST

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. All Asset Growth -- Alt 20
.. AXA Aggressive Strategy/(*)/
.. AXA Balanced Strategy/(*)/

.. AXA Conservative Growth Strategy/(*)/

.. AXA Conservative Strategy/(*)/
.. AXA Growth Strategy/(*)/
.. AXA Moderate Growth Strategy/(*)/
.. AXA Ultra Conservative Strategy/(**)/
.. AXA/AB Dynamic Moderate Growth/(*)/
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B
.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large Cap Focus Growth V.I. Fund


 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value

 IVY VARIABLE INSURANCE PORTFOLIOS
.. Ivy VIP Asset Strategy


.. Ivy VIP Energy

.. Ivy VIP Global Equity Income/(1)/

.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth

.. Ivy VIP Natural Resources

.. Ivy VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series

 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II

 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(*)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(**)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. The contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus

--------------------------------------------------------------------------------



             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series at a glance --
               key features                                     11

             ------------------------------------------------------
             FEE TABLE                                          16
             ------------------------------------------------------

             Examples                                           18
             Condensed financial information                    20

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  21
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         21
             Owner and annuitant requirements                   21
             How you can make your contributions                22
             What are your investment options under the
               contract?                                        23
             Portfolios of the Trusts                           25
             Allocating your contributions                      36
             Dollar cost averaging                              37
             Credits (FOR SERIES CP(R) CONTRACTS)               40
             Guaranteed minimum income benefit                  41
             Annuity purchase factors                           47
             Death benefit                                      53
             Guaranteed minimum death benefits                  53
             Series CP(R) Credits and your Guaranteed benefit
               bases                                            57
             How withdrawals affect your Guaranteed benefits    58
             Dropping or changing your Guaranteed benefits      58
             Guaranteed benefit offers                          59
             Inherited IRA beneficiary continuation contract    59
             Your right to cancel within a certain number of
               days                                             61

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               62
             ------------------------------------------------------
             Your account value and cash value                  62
             Your contract's value in the variable investment
               options                                          62
             Your contract's value in the guaranteed interest
               option                                           62
             Your contract's value in the account for special
               dollar cost averaging                            62
             Effect of your account values falling to zero      62

-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

            -------------------------------------------------------
            3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
              OPTIONS                                           64
            -------------------------------------------------------
            Transferring your account value                     64
            Disruptive transfer activity                        65
            Rebalancing among your Investment account
              variable investment options and guaranteed
              interest option                                   66

            -------------------------------------------------------
            4. ACCESSING YOUR MONEY                             68
            -------------------------------------------------------
            Withdrawing your account value                      68
            How withdrawals are taken from your Total account
              value                                             72
            Withdrawals treated as surrenders                   72
            Surrendering your contract to receive its cash
              value                                             73
            When to expect payments                             73
            Signature Guarantee                                 73
            Your annuity payout options                         73

            -------------------------------------------------------
            5. CHARGES AND EXPENSES                             76
            -------------------------------------------------------
            Charges that AXA Equitable deducts                  76
            Charges that the Trusts deduct                      80
            Group or sponsored arrangements                     80
            Other distribution arrangements                     81

            -------------------------------------------------------
            6. PAYMENT OF DEATH BENEFIT                         82
            -------------------------------------------------------
            Your beneficiary and payment of benefit             82
            Non-spousal joint owner contract continuation       83
            Spousal continuation                                83
            Beneficiary continuation option                     84

            -------------------------------------------------------
            7. TAX INFORMATION                                  86
            -------------------------------------------------------
            Overview                                            86
            Contracts that fund a retirement arrangement        86
            Transfers among investment options                  86
            Taxation of nonqualified annuities                  86
            Individual retirement arrangements (IRAs)           89
            Traditional individual retirement annuities
              (traditional IRAs)                                89
            Roth individual retirement annuities (Roth IRAs)    94
            Tax withholding and information reporting           96
            Special rules for contracts funding qualified
              plans                                             97
            Impact of taxes to AXA Equitable                    97

            -------------------------------------------------------
            8. MORE INFORMATION                                 98
            -------------------------------------------------------
            About Separate Account No. 70                       98
            About the Trusts                                    98
            About the general account                           98
            About other methods of payment                      99
            Dates and prices at which contract events occur     99
            About your voting rights                           100
            Cybersecurity                                      100
            Misstatement of age                                101
            Statutory compliance                               101
            About legal proceedings                            101
            Financial statements                               101

            Transfers of ownership, collateral assignments,
              loans and borrowing                              101
            About Custodial IRAs                               102
            How divorce may affect your Guaranteed benefits    102
            Distribution of the contracts                      102

            -------------------------------------------------------
            APPENDICES
            -------------------------------------------------------

         I  --  Condensed financial information                      I-1
        II  --  Dropping or changing your Guaranteed
                  benefits                                          II-1
       III  --  Purchase considerations for QP contracts           III-1
        IV  --  Guaranteed benefit base examples                    IV-1
         V  --  Hypothetical illustrations                           V-1
        VI  --  State contract availability and/or variations of
                  certain features and benefits                     VI-1
       VII  --  Examples of Automatic payment plans                VII-1
      VIII  --  Examples of how withdrawals affect your
                  Guaranteed benefit bases                        VIII-1
        IX  --  Formula for asset transfer program for
                  Guaranteed minimum income benefit                 IX-1
         X  --  Rules regarding contributions to your
                  contract                                           X-1

      -------------------------------------------------------------------
      STATEMENT OF ADDITIONAL INFORMATION
        Table of contents
      -------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you elected the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, an amount credited to your account value at the same time we allocate your contribution. The amount of the credit is either 3% or 4% of each contribution based on total first year contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with

                           DEFINITIONS OF KEY TERMS
your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; (iii) your contract's maturity date; or (iv) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.

                           DEFINITIONS OF KEY TERMS

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among the investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

FIVE CONTRACT SERIES  This Prospectus describes five series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, Series C and Series ADV (together "the Retirement
                      Cornerstone(R) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix X" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.

                                  SERIES B  SERIES CP(R)  SERIES L  SERIES C  SERIES ADV
-----------------------------------------------------------------------------------------
Special dollar cost averaging       Yes         No          Yes       No         No
-----------------------------------------------------------------------------------------
Special money market dollar cost    No          Yes         No        Yes        Yes
averaging
-----------------------------------------------------------------------------------------
Credits                             No          Yes         No        No         No

                            Throughout the Prospectus, any differences among the
                            contract series are identified.
                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; (iii) your contract's maturity date; and
                            (iv) your election to exercise the GMIB. Lifetime GMIB
                            payments can be on a single or joint life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you elected the GMIB, your investment allocations are
                               subject to our asset transfer program (''ATP''). The ATP
                               uses predetermined mathematical formulas to move account
                               value between the AXA Ultra Conservative Strategy
                               investment option and the other Protected Benefit account
                               variable investment options. Under these formulas, your
                               Protected Benefit account value, excluding amounts in a
                               special DCA account, may be transferred between the
                               Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy
                               investment option. For more information, please see
                               ''Guaranteed minimum income benefit (''GMIB'')'' in
                               ''Contract features and benefits'' later in this Prospectus and Appendix IX to this Prospectus.
                               The GMIB is issued with all eligible contracts unless you
                               opt out at the time you apply for your Retirement
                               Cornerstone(R) contract. See "Guaranteed minimum income
                               benefit" and "Annual withdrawal amount" under "Guaranteed
                               minimum income benefit" in "Contract features and benefits"
                               later in this Prospectus. ANY AMOUNTS YOU WISH TO BE
                               CREDITED TOWARD YOUR GMIB MUST BE ALLOCATED TO THE
                               PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               All three GMDBs are available in combination with the GMIB.
                               The Return of Principal death benefit and the Highest
                               Anniversary Value death benefit are available without the
                               GMIB. However, the "Greater of" death benefit can only be
                               selected in combination with the GMIB. If you do not select either the Highest Anniversary Value death benefit or the
                               "Greater of" death benefit, the Return of Principal death
                               benefit will automatically be issued with all eligible
                               contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "Rules regarding contributions to your contract" in "Appendix X".
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix II, for more information.
-------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is either 3% or 4%
                               of each contribution, depending on certain factors. The
                               Credit is subject to recovery by us in certain limited
                               circumstances.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                      "Rules regarding contributions to your contract" in
                      "Appendix X" for more information, including important
                      limitations on contributions.

                  SERIES B           SERIES CP(R)        SERIES L            SERIES C            ADV
--------------------------------------------------------------------------------------------------------------------
NQ                $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/  $10,000($500)/(1)/
--------------------------------------------------------------------------------------------------------------------
Traditional or    $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/   $10,000($50)/(1)/
Roth IRA
--------------------------------------------------------------------------------------------------------------------
Inherited IRA     $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)     $10,000($1,000)
Beneficiary
continuation
contract
(traditional IRA
or Roth IRA)
("Inherited
IRA")
--------------------------------------------------------------------------------------------------------------------
QP                $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  n/a                 n/a
--------------------------------------------------------------------------------------------------------------------

                      /(1) /$100 monthly and $300 quarterly under our automatic investment program.

                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 100
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      ------------------------------------------------------------
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      ------------------------------------------------------------
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home (all contracts except Series C and Series
                               ADV)
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix II, for
                               more information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix X" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX VI LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

CURRENTLY, YOU MAY PURCHASE A SERIES ADV CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC. ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER SERIES ADV CONTRACTS THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE A SERIES ADV CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

EXCHANGE PROGRAMS

From time to time we may offer programs under which your existing variable annuity contract issued by AXA Equitable (the "old contract") may be exchanged for a new Retirement Cornerstone(R) Series C contract (the "new contract"). Under any such program, the surrender of the old contract would not trigger a withdrawal charge, if applicable, and the account value attributable to the old contract would not be subject to any withdrawal charge under the new contract (but would be subject to all other charges and fees under the new contract). Any additional contributions to the new contract would be subject to all fees and charges as described in this Prospectus. If we offer such an exchange to you, you should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the old contract to the benefits and guarantees that would be provided by the new contract. Any death benefits, living benefits, and other guarantees provided by your old contract do not carry over to the new contract. You should also compare the fees and charges of the old contract to the fees and charges of the new contract, which may be higher than the old contract. Any such program will be made available on terms and conditions determined by us and will comply with applicable law.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

-----------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions with- drawn (deducted if you
surrender your contract or make certain
withdrawals or apply your cash value to certain    SERIES B SERIES CP(R) SERIES L SERIES C SERIES ADV
payout options)./(2)/                              7.00%    8.00%/(9)/   8.00%    N/A      N/A

Charge for each additional transfer in excess of                  Maximum Charge: $35
12 transfers per contract year:/(3)/                              Current Charge: $0
Special service charges:/(4)/
  .   Express mail charge                             Current and Maximum Charge: $35
  .   Wire transfer charge                            Current and Maximum Charge: $90
  .   Duplicate contract charge                       Current and Maximum Charge: $35/(6)/
  .   Check preparation charge/(5)/                               Maximum Charge: $85
  .   Charge for third party transfer or                          Current Charge: $0
      exchange/(5)/                                               Maximum Charge: $125
                                                                  Current Charge: $65/(6)/
-----------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

----------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT
 DATE ANNIVERSARY
----------------------------------------------------------------
Maximum annual administrative charge/(7)/
   If your account value on a contract date
   anniversary is less than $50,000/(8)/             $30

   If your account value on a contract date
   anniversary is $50,000 or more                    $0

-----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
-----------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(9)/             SERIES B SERIES CP(R) SERIES L SERIES C/(10)/ SERIES ADV
                                                   -------- ---------    -------- --------       ----------
Operations                                         0.80%    0.95%        1.10%    1.10%          0.35%
Administration                                     0.30%    0.35%        0.30%    0.25%          0.20%
Distribution                                       0.20%    0.25%        0.25%    0.35%          0.10%
                                                   -----    -----        -----    -----          -----
Total separate account annual expenses ("Contract
fee")                                              1.30%    1.55%        1.65%    1.70%          0.65%

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU
 FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
----------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE
(Calculated as a percentage of the applicable
benefit base./(11) /Deducted annually/(12) /on
each contract date anniversary for which the
benefit is in effect.)

   Return of Principal death benefit                 No Additional Charge

   Highest Anniversary Value death benefit           0.35% (current and maximum)
----------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                   2.00%

   Current Charge/(13)/:                             1.05%
----------------------------------------------------------------------------------

                                   FEE TABLE

------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE
(Calculated as a percentage of the GMIB benefit
base/(11)/. Deducted annually/(12)/ on each
contract date anniversary for which the benefit
is in effect.)

   Maximum Charge:                                   2.00%

   Current Charge/(13)/:                             1.05%
------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/             0.59%  1.64%
-----------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(14)/  Lowest Highest
                                                                                                     0.59%  1.59%
-------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(8)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(9)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(10)We reduce the separate account charge for Series C contracts sold through AXA Advisors in connection with the exchange of certain other variable annuity contracts issued by AXA Equitable. For those contracts, the separate account annual expenses are:

Operations............................. 0.60%
Administration......................... 0.25%
Distribution........................... 0.35%
Total separate account annual expenses. 1.20%

                                   FEE TABLE

   See "Variations in charges" under "Charges and expenses" later in this Prospectus.

(11)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(12)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(13)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this prospectus.


(14)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charge paid in the prior calendar year, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R): 0.011%; Series L: 0.013%; Series C: 0.004%; and Series ADV:
0.004%. As discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples reflect the current charges in years 1 and 2 and the maximum charges in years 3 and later under these assumptions. The examples only reflect the current charges in years 1 and 2 because we may not increase the charges for the GMIB and "Greater of" death benefit untill after your second contract date anniversary. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                                     OF THE APPLICABLE TIME PERIOD                      TIME PERIOD
-------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,183    $2,344     $3,868     $8,134     $483    $1,744    $3,368    $8,134
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,169    $2,304     $3,804     $8,026     $469    $1,704    $3,304    $8,026
-------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,318   $2,548    $4,035    $8,432    $518    $1,848    $3,535    $8,432
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,304   $2,507    $3,970    $8,323    $504    $1,807    $3,470    $8,323
---------------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,320   $2,453    $3,540    $8,419    $520    $1,853    $3,540    $8,419
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options               $1,306   $2,413    $3,478    $8,316    $506    $1,813    $3,478    $8,316
---------------------------------------------------------------------------------------------------------------


                                             SERIES C
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options                N/A      $1,866  $3,560   $8,451   $524    $1,866    $3,560    $8,451
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options                N/A      $1,826  $3,497   $8,349   $511    $1,826    $3,497    $8,349
------------------------------------------------------------------------------------------------------------


                                            SERIES ADV
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options                N/A      $1,542  $3,043   $7,577   $414    $1,542    $3,043    $7,577
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options                N/A      $1,502  $2,977   $7,461   $400    $1,502    $2,977    $7,461
------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.008%; Series CP(R):
0.011%; Series L: 0.013%; Series C: 0.004%; and Series ADV: 0.004%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,010   $1,546    $2,108    $3,374    $310     $946     $1,608    $3,374
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  899   $1,216    $1,558    $2,285    $199     $616     $1,058    $2,285
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                          SERIES CP(R)
--------------------------------------------------------------------------------------------------------------
                                                                          IF YOU DO NOT SURRENDER YOUR
                                   IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                   END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
--------------------------------------------------------------------------------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                      $1,146   $1,756    $2,288    $3,728    $346    $1,056    $1,788    $3,728
--------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                      $1,033   $1,417    $1,729    $2,635    $233    $  717    $1,229    $2,635
--------------------------------------------------------------------------------------------------------------


                                            SERIES L
--------------------------------------------------------------------------------------------------------------
                                                                          IF YOU DO NOT SURRENDER YOUR
                                   IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                   END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
--------------------------------------------------------------------------------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                      $1,147   $1,656    $1,788    $3,717    $347    $1,056    $1,788    $3,717
--------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                      $1,037   $1,328    $1,247    $2,666    $237    $  728    $1,247    $2,666
--------------------------------------------------------------------------------------------------------------


                                             SERIES C
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,069  $1,809   $3,756   $351    $1,069    $1,809    $3,756
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $  741  $1,268   $2,710   $241    $  741    $1,268    $2,710
------------------------------------------------------------------------------------------------------------


                                            SERIES ADV
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A       $741   $1,268   $2,710   $241     $741     $1,268    $2,710
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A       $406   $  703   $1,546   $131     $406     $  703    $1,546
------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix X later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix VI later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C and Series

                        CONTRACT FEATURES AND BENEFITS

ADV contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix III at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B, SERIES L, AND SERIES ADV CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C,
    Series CP(R) and Series ADV contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GMIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy/(1)/
.. AXA/AB Dynamic Moderate Growth
--------------------------------------------------------------------------------
(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate

.. 7Twelve/TM/ Balanced Portfolio


.. All Asset Growth - Alt 20


.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitilization Fund .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Allocation
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. BlackRock Global Allocation V.I. Fund

.. BlackRock Large(R) Cap Focus Growth V.I. Fund

.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

.. Ivy VIP Asset Strategy
.. Ivy VIP Energy
.. Ivy VIP Global Equity Income/(1)/
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Natural Resources
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth

.. Lazard Retirement Emerging Markets Equity
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------




(1)This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB or the "Greater of" GMDB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been

                        CONTRACT FEATURES AND BENEFITS
the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
 AXA PREMIER VIP TRUST                                                         (OR SUB-ADVISER(S), VOLATILITY
 PORTFOLIO NAME               SHARE CLASS  OBJECTIVE                           AS APPLICABLE)      MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION      Class A     Seeks to achieve long-term capital  .   AXA             (check mark)
                                           appreciation.                           Equitable
                                                                                   Funds
                                                                                   Management
                                                                                   Group,
                                                                                   LLC
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Class A     Seeks to achieve long-term capital  .   AXA             (check mark)
                                           appreciation and current income.        Equitable
                                                                                   Funds
                                                                                   Management
                                                                                   Group,
                                                                                   LLC
----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION   Class A     Seeks to achieve long-term capital  .   AXA             (check mark)
                                           appreciation and current income,        Equitable
                                           with a greater emphasis on capital      Funds
                                           appreciation.                           Management
                                                                                   Group,
                                                                                   LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE    Class B     Seeks to achieve long-term          .   AXA
                                           growth of capital.                      Equitable
                                                                                   Funds
                                                                                   Management
                                                                                   Group,
                                                                                   LLC
----------------------------------------------------------------------------------------------------------------


                                                                              INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                            (OR SUB-ADVISER(S), VOLATILITY
 PORTFOLIO NAME              SHARE CLASS  OBJECTIVE                           AS APPLICABLE)      MANAGEMENT
-------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC    Class IB    Seeks to achieve total return from  .
  ALLOCATION                              long-term capital appreciation          DoubleLine
                                          and income.                             Capital
                                                                                  LP
-------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME         Class IA    Seeks a combination of growth       .
                                          and income to achieve an above-         Barrow,
                                          average and consistent total            Hanley,
                                          return.                                 Mewhinney
                                                                                  &
                                                                                  Strauss
                                                                                  LLC
-------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS &       Class IA    Seeks to achieve capital            .   GAMCO
  ACQUISITIONS                            appreciation.                           Asset
                                                                                  Management,
                                                                                  Inc.
-------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY   Class IA    Seeks to maximize capital           .   GAMCO
  VALUE                                   appreciation.                           Asset
                                                                                  Management,
                                                                                  Inc.
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                  (OR SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                              AS APPLICABLE)        MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND          Class IB    Seeks to maximize current              .   AXA
                                             income.                                    Equitable
                                                                                        Funds
                                                                                        Management
                                                                                        Group,
                                                                                        LLC
                                                                                    .   AXA
                                                                                        Investment
                                                                                        Managers,
                                                                                        Inc.
                                                                                    .   Post
                                                                                        Advisory
                                                                                        Group,
                                                                                        LLP
-----------------------------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES        Class IB    Seeks to achieve long-term             .
                                             growth of capital.                         AllianceBernstein
                                                                                        L.P.
-----------------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE              Class IB    Seeks to provide long-term capital     .
                                             appreciation and current income.           AllianceBernstein
                                                                                        L.P.
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH - ALT 20        Class IA    Seeks long-term capital                .   AXA
                                             appreciation and current income.           Equitable
                                                                                        Funds
                                                                                        Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY/(+)/     Class IB    Seeks long-term capital                .   AXA               (check mark)
                                             appreciation and current income,           Equitable
                                             with a greater emphasis on                 Funds
                                             capital appreciation.                      Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY/(+)/       Class IB    Seeks long-term capital                .   AXA               (check mark)
                                             appreciation and current income.           Equitable
                                                                                        Funds
                                                                                        Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH          Class IB    Seeks current income and growth of     .   AXA               (check mark)
  STRATEGY/(+)/                              capital, with a greater emphasis on        Equitable
                                             current income.                            Funds
                                                                                        Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY/(+)/   Class IB    Seeks a high level of current          .   AXA               (check mark)
                                             income.                                    Equitable
                                                                                        Funds
                                                                                        Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(+)/         Class IB    Seeks long-term capital                .   AXA               (check mark)
                                             appreciation and current income,           Equitable
                                             with a greater emphasis on                 Funds
                                             capital appreciation.                      Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH              Class IB    Seeks long-term capital                .   AXA               (check mark)
  STRATEGY/(+)/                              appreciation and current income,           Equitable
                                             with a greater emphasis on                 Funds
                                             current income.                            Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE           Class IB    Seeks current income.                  .   AXA               (check mark)
  STRATEGY/(++)/                                                                        Equitable
                                                                                        Funds
                                                                                        Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE          Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(+)/                                long- term growth of capital and           AllianceBernstein
                                             income.                                    L.P.
-----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH          Class IA    Seeks to achieve long-term             .
                                             growth of capital.                         AllianceBernstein
                                                                                        L.P.
                                                                                    .   AXA
                                                                                        Equitable
                                                                                        Funds
                                                                                        Management
                                                                                        Group,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP        Class IB    Seeks to achieve long-term capital     .
  GROWTH                                     growth.                                    ClearBridge
                                                                                        Investments,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED            Class IA    Seeks to maximize income while         .   AXA               (check mark)
  MANAGED VOLATILITY                         maintaining prospects for capital          Equitable
                                             appreciation with an emphasis on           Funds
                                             risk-adjusted returns and                  Management
                                             managing volatility in the Portfolio.      Group,
                                                                                        LLC
                                                                                    .
                                                                                        BlackRock
                                                                                        Investment
                                                                                        Management,
                                                                                        LLC
                                                                                    .
                                                                                        Franklin
                                                                                        Advisers,
                                                                                        Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE     Class IA    Seeks to achieve long-term total       .   AXA               (check mark)
  MANAGED VOLATILITY                         return with an emphasis on risk-           Equitable
                                             adjusted returns and managing              Funds
                                             volatility in the Portfolio.               Management
                                                                                        Group,
                                                                                        LLC
                                                                                    .
                                                                                        BlackRock
                                                                                        Investment
                                                                                        Management,
                                                                                        LLC
                                                                                    .
                                                                                        Franklin
                                                                                        Advisory
                                                                                        Services,
                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                            (OR SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME              SHARE CLASS  OBJECTIVE                           AS APPLICABLE)        MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON        Class IA    Primarily seeks capital             .   AXA               (check mark)
  ALLOCATION MANAGED                      appreciation and secondarily            Equitable
  VOLATILITY                              seeks income.                           Funds
                                                                                  Management
                                                                                  Group,
                                                                                  LLC
-----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED     Class IA    Seeks to achieve long-term capital  .   AXA               (check mark)
  VOLATILITY                              appreciation with an emphasis on        Equitable
                                          risk-adjusted returns and               Funds
                                          managing volatility in the              Management
                                          Portfolio.                              Group,
                                                                                  LLC
                                                                              .
                                                                                  BlackRock
                                                                                  Investment
                                                                                  Management,
                                                                                  LLC
                                                                              .
                                                                                  Morgan
                                                                                  Stanley
                                                                                  Investment
                                                                                  Management
                                                                                  Inc.
                                                                              .
                                                                                  OppenheimerFunds,
                                                                                  Inc.
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE        Class IA    Seeks to achieve long-term          .   AXA               (check mark)
  MANAGED VOLATILITY                      growth of capital with an               Equitable
                                          emphasis on risk-adjusted returns       Funds
                                          and managing volatility in the          Management
                                          Portfolio.                              Group,
                                                                                  LLC
                                                                              .
                                                                                  BlackRock
                                                                                  Investment
                                                                                  Management,
                                                                                  LLC
                                                                              .
                                                                                  EARNEST
                                                                                  Partners,
                                                                                  LLC
                                                                              .
                                                                                  Federated
                                                                                  Global
                                                                                  Investment
                                                                                  Management
                                                                                  Corp.
                                                                              .
                                                                                  Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company
                                                                                  d/b/a
                                                                                  MFS
                                                                                  Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE       Class IA    Seeks to provide current income     .   AXA               (check mark)
  MANAGED VOLATILITY                      and long-term growth of income,         Equitable
                                          accompanied by growth of capital        Funds
                                          with an emphasis on risk-adjusted       Management
                                          returns and managing volatility in      Group,
                                          the Portfolio.                          LLC
                                                                              .
                                                                                  BlackRock
                                                                                  Investment
                                                                                  Management,
                                                                                  LLC
                                                                              .
                                                                                  Northern
                                                                                  Cross,
                                                                                  LLC
-----------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE          Class IA    Seeks to achieve capital growth.    .   Janus
                                                                                  Capital
                                                                                  Management
                                                                                  LLC
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH          Class IA    Seeks to provide long-term capital  .   AXA               (check mark)
  MANAGED VOLATILITY                      growth with an emphasis on risk-        Equitable
                                          adjusted returns and managing           Funds
                                          volatility in the Portfolio.            Management
                                                                                  Group,
                                                                                  LLC
                                                                              .
                                                                                  BlackRock
                                                                                  Investment
                                                                                  Management,
                                                                                  LLC
                                                                              .   HS
                                                                                  Management
                                                                                  Partners,
                                                                                  LLC
                                                                              .
                                                                                  Loomis,
                                                                                  Sayles
                                                                                  &
                                                                                  Company,
                                                                                  L.P.
                                                                              .   Polen
                                                                                  Capital
                                                                                  Management,
                                                                                  LLC
                                                                              .   T.
                                                                                  Rowe
                                                                                  Price
                                                                                  Associates,
                                                                                  Inc.
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED   Class IA    Seeks to achieve long-term          .                     (check mark)
  VOLATILITY                              growth of capital with an               AllianceBernstein
                                          emphasis on risk-adjusted returns       L.P.
                                          and managing volatility in the      .   AXA
                                          Portfolio.                              Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group,
                                                                                  LLC
                                                                              .
                                                                                  BlackRock
                                                                                  Investment
                                                                                  Management,
                                                                                  LLC
                                                                              .
                                                                                  Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company
                                                                                  d/b/a
                                                                                  MFS
                                                                                  Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH      Class IA    Seeks to achieve capital            .
                                          appreciation.                           Loomis,
                                                                                  Sayles
                                                                                  &
                                                                                  Company,
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                 (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME               SHARE CLASS  OBJECTIVE                               AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED      Class IA    Seeks to achieve long-term capital      .   AXA Equitable Funds        (check mark)
  VOLATILITY                               appreciation with an emphasis on            Management Group, LLC
                                           risk adjusted returns and               .   BlackRock Investment
                                           managing volatility in the                  Management, LLC
                                           Portfolio.                              .   Diamond Hill Capital
                                                                                       Management, Inc.
                                                                                   .   Wellington Management
                                                                                       Company, LLP
-------------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY    Class IA    Seeks to achieve capital                .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY                       appreciation, which may                     Management Group, LLC
                                           occasionally be short-term, with        .   BlackRock Investment
                                           an emphasis on risk adjusted                Management, LLC
                                           returns and managing volatility in      .   Franklin Mutual Advisers,
                                           the Portfolio.                              LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY    Class IA    Seeks to achieve long-term capital      .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY                       growth with an emphasis on risk             Management Group, LLC
                                           adjusted returns and managing           .   BlackRock Investment
                                           volatility in the Portfolio.                Management, LLC
                                                                                   .   Templeton Global Advisors
                                                                                       Limited
-------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IA    Seeks to achieve capital                .   BlackRock Investment
  EQUITY                                   appreciation and secondarily,               Management, LLC
                                           income.
-------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Class IA    Seeks to achieve long-term              .   Capital Guardian Trust
                                           growth of capital.                          Company
-------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX          Class IA    Seeks to achieve a total return         .   AllianceBernstein L.P.
                                           before expenses that
                                           approximates the total return
                                           performance of the Russell 3000(R)
                                           Index, including reinvestment of
                                           dividends, at a risk level
                                           consistent with that of the Russell
                                           3000(R) Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX             Class IB    Seeks to achieve a total return         .   SSgA Funds Management,
                                           before expenses that approximates           Inc.
                                           the total return performance of the
                                           Bloomberg Barclays U.S.
                                           Intermediate Government/Credit
                                           Bond Index, including reinvestment
                                           of dividends, at a risk level
                                           consistent with that of the
                                           Bloomberg Barclays U.S.
                                           Intermediate Government/Credit
                                           Bond Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY     Class IB    Seeks to achieve long-term              .   AllianceBernstein L.P.
  PLUS                                     growth of capital.                      .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   EARNEST Partners, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Class IA    Seeks to achieve a total return before  .   AllianceBernstein L.P.
                                           expenses that approximates the total
                                           return performance of the Standard
                                           & Poor's 500 Composite Stock Price
                                           Index, including reinvestment of
                                           dividends, at a risk level consistent
                                           with that of the Standard & Poor's
                                           500 Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                 (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME                SHARE CLASS  OBJECTIVE                              AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS             Class IA    Seeks to achieve capital growth        .   AXA Equitable Funds
                                            and current income.                        Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Wells Fargo Asset
                                                                                       Management
                                                                                       (International), LLC
                                                                                   .   Wells Capital Management,
                                                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT      Class IB    Seeks to achieve a total return        .   SSgA Funds Management,
  BOND                                      before expenses that approximates          Inc.
                                            the total return performance of the
                                            Bloomberg Barclays U.S.
                                            Intermediate Government Bond
                                            Index, including reinvestment of
                                            dividends, at a risk level consistent
                                            with that of the Bloomberg
                                            Barclays U.S. Intermediate
                                            Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX   Class IA    Seeks to achieve a total return        .   AllianceBernstein L.P.
                                            (before expenses) that approximates
                                            the total return performance of a
                                            composite index comprised of 40%
                                            DJ Euro STOXX 50 Index, 25% FTSE
                                            100 Index, 25% TOPIX Index and
                                            10% S&P/ASX 200 Index, including
                                            reinvestment of dividends, at a risk
                                            level consistent with that of the
                                            composite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK             Class IA    Seeks to achieve capital growth        .   Invesco Advisers, Inc.
                                            and income.
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE               Class IA    Seeks to achieve long-term capital     .   J.P. Morgan Investment
  OPPORTUNITIES                             appreciation.                              Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX       Class IA    Seeks to achieve a total return        .   AllianceBernstein L.P.
                                            before expenses that
                                            approximates the total return
                                            performance of the Russell 1000(R)
                                            Growth Index, including
                                            reinvestment of dividends at a risk
                                            level consistent with that of the
                                            Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Class IA    Seeks to achieve a total return        .   SSgA Funds Management,
                                            before expenses that                       Inc.
                                            approximates the total return
                                            performance of the Russell 1000(R)
                                            Value Index, including
                                            reinvestment of dividends, at a
                                            risk level consistent with that of
                                            the Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH     Class IA    Seeks to achieve capital               .   Massachusetts Financial
                                            appreciation.                              Services Company d/b/a
                                                                                       MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Class IA    Seeks to achieve a total return        .   SSgA Funds Management,
                                            before expenses that                       Inc.
                                            approximates the total return
                                            performance of the Standard &
                                            Poor's Mid Cap 400 Index,
                                            including reinvestment of
                                            dividends, at a risk level consistent
                                            with that of the Standard & Poor's
                                            Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME                SHARE CLASS  OBJECTIVE                             AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+++)/          Class IA    Seeks to obtain a high level of       .   The Dreyfus Corporation
                                            current income, preserve its assets
                                            and maintain liquidity.
----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Class IA    Seeks to achieve capital              .   OppenheimerFunds, Inc.
                                            appreciation.
----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN     Class IB    Seeks to achieve maximum real         .   Pacific Investment
                                            return, consistent with                   Management Company LLC
                                            preservation of capital and
                                            prudent investment management.
----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND       Class IA    Seeks to generate a return in         .   Pacific Investment
                                            excess of traditional money market        Management Company LLC
                                            products while maintaining an
                                            emphasis on preservation of
                                            capital and liquidity.
----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Class IA    Seeks to replicate as closely as      .   AllianceBernstein L.P.
                                            possible (before expenses) the total
                                            return of the Russell 2000(R) Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK   Class IA    Seeks to achieve long-term capital    .   T. Rowe Price Associates,
                                            appreciation and secondarily,             Inc.
                                            income.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE         Class IB    Seeks to achieve long-term            .   AllianceBernstein L.P.
  EQUITY                                    growth of capital.                    .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   ClearBridge Investments,
                                                                                      LLC
                                                                                  .   Scotia Institutional
                                                                                      Management US, Ltd.
                                                                                  .   T. Rowe Price Associates,
                                                                                      Inc.
                                                                                  .   Westfield Capital
                                                                                      Management Company, L.P.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP            Class IB    Seeks to achieve long-term            .   AllianceBernstein L.P.
  GROWTH                                    growth of capital.                    .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisers, Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE      Class IB    Seeks to achieve long-term            .   AXA Equitable Funds
                                            growth of capital.                        Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Diamond Hill Capital
                                                                                      Management, Inc.
                                                                                  .   Lord, Abbett & Co. LLC


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                              INVESTMENT ADVISER
 FUNDS) - SERIES                                                        (OR SUB-ADVISER(S),
 II PORTFOLIO NAME   OBJECTIVE                                          AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide      Invesco Advisers, Inc.
  DIVERSIFIED        reasonable current income and long-term growth of
  DIVIDEND FUND      income and capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return    Invesco Advisers, Inc.
  REAL ESTATE FUND   through growth of capital and current income.      Sub-Adviser: Invesco Asset Management
                                                                           Limited
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                INVESTMENT ADVISER
 FUNDS) - SERIES                                                          (OR SUB-ADVISER(S),
 II PORTFOLIO NAME   OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,     Invesco Advisers, Inc.
  YIELD FUND         comprised of current income and capital              Sub-Adviser: Invesco Canada Ltd.
                     appreciation.
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth  Invesco Advisers, Inc.
  INTERNATIONAL      of capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth  Invesco Advisers, Inc.
  CAP CORE EQUITY    of capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth  Invesco Advisers, Inc.
  CAP EQUITY FUND    of capital.


--------------------------------------------------------------------------------------------------
 AB VARIABLE
 PRODUCT SERIES
 FUND, INC. -                                                             INVESTMENT ADVISER
 CLASS B                                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------
AB VPS BALANCED      The Portfolio's investment objective is to maximize  AllianceBernstein L.P.
  WEALTH STRATEGY    total return consistent with the Adviser's
  PORTFOLIO          determination of reasonable risk.
--------------------------------------------------------------------------------------------------
AB VPS               The Portfolio's investment objective is long-term    AllianceBernstein L.P.
  INTERNATIONAL      growth of capital.
  GROWTH PORTFOLIO


------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                      INVESTMENT ADVISER
 CLASS II                                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is  American Century Investment Management,
  MID CAP VALUE FUND a secondary objective.                                 Inc.


-----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) - CLASS                                                            INVESTMENT ADVISER
 P-2 SHARES                                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
MANAGED RISK ASSET   The fund's investment objective is to provide you        Capital Research and Management Company
  ALLOCATION FUND    with high total return (including income and capital     Sub-Adviser: Milliman Financial Risk
                     gains) consistent with preservation of capital over the     Management LLC
                     long term while seeking to manage volatility and
                     provide downside protection.
-----------------------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS
 INSURANCE
 SERIES(R) - CLASS                                                          INVESTMENT ADVISER
 4 SHARES                                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide as high  Capital Research and Management Company a level of current income as is consistent with the
                     preservation of capital.
---------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL         The fund's investment objective is to provide long-    Capital Research and Management Company
  CAPITALIZATION     term growth of capital.
  FUND
---------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)    The fund's investment objective is long-term capital   Capital Research and Management Company
                     appreciation.


---------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES
 FUNDS, INC. -
 CLASS III                                                  INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL     To seek high total investment return.  Adviser: BlackRock Advisors, LLC
  ALLOCATION V.I.
  FUND
---------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP  Seeks long-term capital growth.        Adviser: BlackRock Advisors, LLC
  FOCUS GROWTH V.I.
  FUND


----------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                            INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  Fidelity Management & Research Company
  CONTRAFUND(R)                                                (FMR)
  PORTFOLIO
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.     Fidelity Management & Research Company
  CAP PORTFOLIO                                                (FMR)
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                         INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks a high level of current income. The fund may  Fidelity Management & Research Company
  STRATEGIC INCOME   also seek capital appreciation.                        (FMR)
  PORTFOLIO


----------------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE
 TRUST                                                                   INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE
----------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW      Seeks to provide total return by allocating among   First Trust Advisors, L.P.
  JONES DIVIDEND &   dividend-paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO


---------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2                                                                     INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING    The Fund's principal investment goal is capital         Fund Administrator: Franklin Templeton
  FUNDS ALLOCATION   appreciation. Its secondary goal is income.                Services, LLC
  VIP FUND
---------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP  Seeks to maximize income while maintaining              Franklin Advisers, Inc.
  FUND               prospects for capital appreciation.
---------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital         Franklin Mutual Advisers, LLC
  SHARES VIP FUND    appreciation. Its secondary goal is income.
---------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with              Franklin Advisory Services, LLC
  DIVIDENDS VIP FUND preservation of capital as an important consideration.
---------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high  Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
---------------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                   Templeton Asset Management Ltd.
  DEVELOPING
  MARKETS VIP FUND
---------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN    Seeks long-term capital growth.                         Templeton Investment Counsel, LLC
  VIP FUND
---------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with              Franklin Advisers, Inc.
  BOND VIP FUND      preservation of capital. Capital appreciation is a
                     secondary consideration.
---------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                         Templeton Global Advisors Limited
  VIP FUND
---------------------------------------------------------------------------------------------------------------------


 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                             INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  Goldman Sachs Asset Management, L.P.
  MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------


 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                               INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
IVY VIP ASSET        To seek to provide total return.                     Ivy Investment Management Company (IICO)
  STRATEGY
--------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.  Ivy Investment Management Company (IICO)
--------------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL       To seek to provide total return through a            Ivy Investment Management Company (IICO)
  EQUITY INCOME/(1)/ combination of current income and capital appreciation.
--------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a            Ivy Investment Management Company (IICO)
                     combination of high current income and capital
                     appreciation.
--------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                Ivy Investment Management Company (IICO)
  GROWTH
--------------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL      To seek to provide capital growth and appreciation.  Ivy Investment Management Company (IICO)
  RESOURCES
--------------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                Ivy Investment Management Company (IICO)
  TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                Ivy Investment Management Company (IICO)
  GROWTH


---------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -
 SERVICE SHARES                                             INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. -
 CLASS VC                                                                   INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high        Lord, Abbett & Co. LLC
  DEBENTURE          current income and the opportunity for capital
  PORTFOLIO (VC)     appreciation to produce a high total return.
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC  The fund's investment objective is growth of capital   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO    and growth of income consistent with reasonable risk.
  (VC)
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH   The fund's investment objective is capital             Lord, Abbett & Co. LLC
  OPPORTUNITIES      appreciation.
  PORTFOLIO (VC)


-------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -
 SERVICE CLASS                                                           INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  Massachusetts Financial Services Company
  INTERNATIONAL      appreciation.
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  Massachusetts Financial Services Company
  TRUST SERIES       appreciation.
-------------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  Massachusetts Financial Services Company
  MASSACHUSETTS      appreciation.
  INVESTORS GROWTH
  STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital  Massachusetts Financial Services Company
  PORTFOLIO          appreciation.
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total    Massachusetts Financial Services Company
  SERIES             return.
-------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS
 VARIABLE TRUST                                                               INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE
---------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/          The Portfolio seeks to provide superior volatility risk- 7Twelve Advisors, LLC
  BALANCED           adjusted returns when compared to the bond and
  PORTFOLIO/(++++)/  equity markets in general.
---------------------------------------------------------------------------------------------------------------------


 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                     INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         Pacific Investment Management Company
  COMMODITYREALRETURN(R) investment management.                                       LLC
  STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation  Pacific Investment Management Company
  MARKETS BOND           of capital and prudent investment management.                LLC
  PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with                Pacific Investment Management Company
  PORTFOLIO              preservation of real capital and prudent investment          LLC
                         management.
--------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with               Pacific Investment Management Company
  PORTFOLIO              preservation of capital and prudent investment               LLC
                         management.
--------------------------------------------------------------------------------------------------------------------------


 PROFUNDS VP                                                              INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PROFUND VP           Seeks investment results, before fees and expenses,  ProFund Advisors LLC
  BIOTECHNOLOGY      that correspond to the performance of the Dow Jones
                     U.S. Biotechnology/SM /Index.


----------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                         INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks long-term capital appreciation.  T. Rowe Price Associates, Inc.
  HEALTH SCIENCES
  PORTFOLIO - II
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -
 S CLASS                                                                        INVESTMENT ADVISER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          Van Eck Associates Corporation
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary
                     consideration.
-----------------------------------------------------------------------------------------------------------------------

(+) This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(++)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(+++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++++)7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.



(1) This variable investment option's name and investment objective will change on or about May 1, 2018, subject to regulatory approval. The variable investment option's name in effect until on or about May 1, 2017, is Ivy VIP Dividend Opportunities Fund.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2018 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix X for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you elected the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting a one-time

                        CONTRACT FEATURES AND BENEFITS
request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protected Benefit account variable investment options. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix VI later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C, Series CP(R) and Series ADV contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 2% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

                        CONTRACT FEATURES AND BENEFITS

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer

                        CONTRACT FEATURES AND BENEFITS
   date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section.

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix VI later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

                        CONTRACT FEATURES AND BENEFITS

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). For more information on how Credits affect your benefit bases, see "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

The amount of the credit will be either 3% or 4% of each contribution based on your total first-year contributions.

               -------------------------------------------------
                                               CREDIT PERCENTAGE
                                                  APPLIED TO
               FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
               -------------------------------------------------
               Less than $350,000                      3%
               -------------------------------------------------
               $350,000 or more                        4%
               -------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 3%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VI later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your Total account value will initially be credited with $8,000 (4% x $200,000). On your contract date anniversary, your Total account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or

                        CONTRACT FEATURES AND BENEFITS
      subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy investment option) and the Guaranteed interest option. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of your Protected Benefit account value, which is used to calculate the Highest Anniversary Value death benefit or a reset under the GMIB benefit base reset or a reset of the Roll-up to age 85 component of the "Greater of" death benefit. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the Credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix VI later in this Prospectus.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday;

(iii)your contract's maturity date; or

(iv)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. The GMIB is issued to owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be issued based on the older owner's age. The GMIB cannot be added to your contract later if you decide to opt-out.

You can drop your GMIB at any time prior to funding your Protected Benefit account. For all Series except Series C and Series ADV, if you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. For Series C and Series ADV contracts, if you fund the Protected Benefit account at issue, you can drop your GMIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information.

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THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US YOU DO NOT WANT IT (OR "OPT OUT") AT THE TIME YOU COMPLETE YOUR APPLICATION.
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When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 71 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GMIB BENEFIT BASE

Your GMIB has a benefit base. Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit

                        CONTRACT FEATURES AND BENEFITS
base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

Provided you did not opt out of the GMIB, you can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your GMIB benefit base. This includes credit amounts transferred from your Investment account. Credits to your Investment account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix IV later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

                        CONTRACT FEATURES AND BENEFITS

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

..   DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board
    Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.25% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.25% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral bonus rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates are in effect will get the new business rates.

New business rates are no longer applicable after the duration specified in your contract.

75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be as follows: if either the Deferral bonus Roll-up rate or the Annual roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix VI later in this Prospectus.

Examples:

   You sign your application for Retirement Cornerstone(R) Series contract on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate

                        CONTRACT FEATURES AND BENEFITS
   and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for two contract years. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the new business rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral bonus Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL BONUS ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate that was in effect on the first day of the contract year; less

..   any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral bonus Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

                        CONTRACT FEATURES AND BENEFITS

..   a pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

                              -------------------

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

For Series CP(R) contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS

We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

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ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS

Unless you decline or elect a different annual reset option, your GMIB benefit base will reset automatically. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date.

IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' under ''Guaranteed minimum income benefit (''GMIB'')'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix III -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix V later in this Prospectus.

A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VIII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 5% in each contract year. Accordingly, your GMIB benefit base on your fifth contract date anniversary is $133,416.

The GMIB benefit base of $133,416 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral bonus Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $5,000 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The second Deferral bonus Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $5,250 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral bonus Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $5,762 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fourth Deferral bonus Roll-up amount increases your GMIB benefit base to $127,063. ($121,012 + $6,051)

      $121,012 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $6,051 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fifth Deferral bonus Roll-up amount increases your GMIB benefit base to $133,416. ($127,063 + $ 6,353)

                        CONTRACT FEATURES AND BENEFITS

      $127,063 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $6,353 (DEFERRAL BONUS ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,337, calculated as follows:

..   $133,416 (GMIB benefit base as of your most recent contract date anniversary MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $5,337

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $143,416. Also assume that you withdraw your full Annual withdrawal amount of $5,337 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $133,416 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $5,337 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

..   THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT
    THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $143,656.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,337 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,337 ($8,337 - $5,337 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro rata basis. Accordingly, your GMIB benefit base is reduced by $4,302 at the time of the withdrawal, calculated as follows:

..   $143,416 (YOUR CURRENT GMIB BENEFIT BASE: $133,416 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $4,302.

On your sixth contract date anniversary, your adjusted GMIB benefit base is $139,354, calculated as follows:

..   $139,114 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $143,416 - $4,302 = $139,114) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $139,354.

Please note that the Excess withdrawal in contract year six terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VIII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually beginning at the end of the next contract year. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your

                        CONTRACT FEATURES AND BENEFITS
contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Accessing your money'' under ''Withdrawing your account value'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age 95. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

   (i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

  (ii)the contract date anniversary following your 95th birthday;

 (iii)your contract's maturity date; or

  (iv)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by contract maturity, age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under "Guaranteed minimum income benefit "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral bonus Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events in the bullets, as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

                        CONTRACT FEATURES AND BENEFITS

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.69%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $690.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix V for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(IV)IF YOU RESET THE GMIB BENEFIT BASE (AS DESCRIBED EARLIER IN THIS SECTION), YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. PLEASE NOTE THAT IN MOST CASES, RESETTING YOUR GMIB BENEFIT BASE WILL LENGTHEN THE WAITING PERIOD;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;


(vi)if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant's age; and

(viii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.


See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM (''ATP'')

If you elected the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix IX later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. In the 20th ATP year (and later), the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix IX for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent)

                        CONTRACT FEATURES AND BENEFITS
your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix IX later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix IX later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral bonus Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

The effect of the ATP exit option on the Guaranteed minimum death benefit bases is as follows:

..   ''Greater of'' GMDB: Both the Roll-up to age 85 benefit base and the
    Highest Anniversary Value benefit base will be adjusted as described below.

..   Highest Anniversary Value death benefit: The benefit base value for the
    Highest Anniversary Value death benefit will be adjusted as described below.

..   Return of Principal death benefit: The Return of Principal death benefit base is not adjusted.

For information about the ATP exit option, please see Appendix IX later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

--------------------------------------------------------------------------------------------------------------------------
   GUARANTEED MINIMUM DEATH BENEFIT         SERIES B, L, C AND ADV CONTRACTS              SERIES CP(R) CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
Return of Principal death benefit                    Issue Ages 0-80                          Issue Ages 0-70
-----------------------------------------
Highest Anniversary Value death benefit
--------------------------------------------------------------------------------------------------------------------------
The "Greater of" death benefit                      Issue Ages 20-70                         Issue Ages 20-70
--------------------------------------------------------------------------------------------------------------------------

The "Greater of" death benefit can only be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R), C and ADV contracts only)

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit amounts attributable to your contributions allocated to the Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options, less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described

                        CONTRACT FEATURES AND BENEFITS
   under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix IV later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   Any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

                        CONTRACT FEATURES AND BENEFITS

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EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral bonus Roll-up rate," described below.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. The new business rates are no longer applicable after the second contract year -- even if you fund your Guaranteed benefits after the second contract year. See "New business rates" under Guaranteed minimum income benefit in "Contract features and benefits" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit" in "Contract features and benefits."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit" in "Contract features and benefits."

NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral bonus Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available

                        CONTRACT FEATURES AND BENEFITS
reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

WE RESERVE THE RIGHT TO INCREASE OR DECREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT ANY TIME AFTER YOUR SECOND CONTRACT DATE ANNIVERSARY. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. We will notify you at least 30 days prior to your contract date anniversary if a fee change for the "Greater of" death benefit has been declared. You may not opt out of the fee change, but you may drop or change your Guaranteed benefits within 30 days of the fee change notification. See "Dropping or changing your Guaranteed benefits in the event of a fee change" later in this section.

If we do not increase the charge for the "Greater of" death benefit, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

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IF YOU HAVE BOTH THE GMIB AND THE "GREATER OF" DEATH BENEFIT, THE GMIB BENEFIT BASE AND THE ROLL-UP TO AGE 85 DEATH BENEFIT BASE ARE EQUAL UNTIL AGE 85. BEGINNING AFTER THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO AGE 85 BENEFIT BASE THAT IS PART OF YOUR "GREATER OF" GUARANTEED MINIMUM DEATH BENEFIT, WILL (I) NO LONGER ROLL UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND BE REDUCED DOLLAR-FOR DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.
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For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix IV later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES

Any credit amounts attributable to your contributions are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment account are considered transferred first, though any amount of that transfer that represents a Credit will be excluded from your Guaranteed benefit bases, except to the extent that any credits are part of the Protected Benefit account value, which is used to calculate the

                        CONTRACT FEATURES AND BENEFITS

Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The Credit applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because Credits to your Investment account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Please see Appendix VIII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

                        CONTRACT FEATURES AND BENEFITS

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

SERIES B, CP(R) AND L CONTRACTS

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and
(ii) the expiration of all withdrawal charges.

SERIES C AND SERIES ADV CONTRACTS

If you funded your Protected Benefit account at issue and your contract has been in force for four contract years, you have the option to drop both your GMIB and Guaranteed minimum death benefit or in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protected Benefit account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB or "Greater of" death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See Appendix II "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to

                        CONTRACT FEATURES AND BENEFITS
change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

                        CONTRACT FEATURES AND BENEFITS

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you elected the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. SINCE THE CONTRACTS ARE NO LONGER AVAILABLE TO NEW PURCHASERS, THIS CANCELLATION PROVISION IS NO LONGER APPLICABLE.

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix VI later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

                       DETERMINING YOUR CONTRACT'S VALUE

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. Also, amounts allocated to the Investment account variable investment options or the guaranteed interest option can be transferred to the Protected Benefit account variable investment options through age 75 or, if later, until your first contract date anniversary. For contracts with owner issue ages 76-80, your transfers to the Protected Benefit account are limited to your first contract year. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH AS TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary following age 85, you may elect to have 100% of your Protected Benefit account value in the AXA
   Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing. Please note that effective on or about May 1, 2015, TOPS will be discontinued.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see "Rebalancing among your Protected Benefit account variable investment options" in this section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Investment account will not be part of the net contribution amount. The total amount of credit applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your Retirement Cornerstone(R) contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix X later in this Prospectus for more information.

METHOD OF WITHDRAWAL

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                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
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Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
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QP/(5)/                                                         Yes       Yes      No         No         No
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix III: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS
(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to

                             ACCESSING YOUR MONEY
pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VII. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VIII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

                             ACCESSING YOUR MONEY

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment account variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C and Series ADV which have no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

                             ACCESSING YOUR MONEY

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GMIB. Generally, if you elect our automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

Owners of tax-qualified contracts (IRA and QP) should consider the effect of resetting the GMIB benefit base if RMD payments must begin before the end of the new exercise waiting period. See ''GMIB benefit base reset'' in ''Contract features and benefits'' earlier in this Prospectus.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all

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withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VIII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GMIB (while the no lapse guarantee is in effect unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed

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   minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protected Benefit account value falls to zero.

..   If you did not elect the GMIB or if the no lapse guarantee is no longer in effect, or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

..   any disbursement requested within 30 days of a change to the address;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request;

..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.


Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which

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annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.


We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details.


The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

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Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION
(FOR THE PURPOSES OF THIS SECTION, PLEASE NOTE THAT WITHDRAWAL CHARGES DO NOT APPLY TO SERIES C AND SERIES ADV CONTRACTS.)

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone
(R) Series contract.

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There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix VI later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

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5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               0.95%
   Series L:                   1.10%
   Series C:                   1.10%
   Series ADV:                 0.35%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.30%
   Series CP(R):               0.35%
   Series L:                   0.30%
   Series C:                   0.25%
   Series ADV:                 0.20%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales

                             CHARGES AND EXPENSES
expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.20%
   Series CP(R):               0.25%
   Series L:                   0.25%
   Series C:                   0.35%
   Series ADV:                 0.10%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix VI later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                           WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                1    2   3   4      5    6   7      8    9     10
--------------------------------------------------------------------------------------------------------------------
Series B                                                     7%      7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
--------------------------------------------------------------------------------------------------------------------
Series L                                                     8%      7%  6%  5%  0%/(2)/ --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%      8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
--------------------------------------------------------------------------------------------------------------------
Series C                                                     --/(4)/ --  --  --  --      --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------
Series ADV                                                   --/(4)/ --  --  --  --      --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.
(4)Charge does not apply to Series C and Series ADV contracts.

                             CHARGES AND EXPENSES

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GMIB. If you have Guaranteed minimum death benefit with your contract, but did not elect the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. If you fund the Guaranteed minimum death benefit after issue with a transfer of 100% of your Investment account value, you will not have a free withdrawal amount for the remainder of that contract year.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral bonus Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

                             CHARGES AND EXPENSES

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.05% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.05% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit and GMIB, we will deduct each charge from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GMIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT AND "GREATER OF" DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit and "Greater of" death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective in your third contract year and will be assessed on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the charge is declared and will apply as of your next contract date anniversary that is at least 30 days after the fee change is declared and on all contract date anniversaries thereafter. You may not opt out of a fee change but you may drop the benefit if

                             CHARGES AND EXPENSES
you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix II for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. Subject to any necessary regulatory approvals, in the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.

For a single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For a non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

FEE-BASED EXPENSES (SERIES ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of this contract in order to pay advisory or custodial account expenses. Withdrawals from your Retirement Cornerstone(R)
- Series ADV contract to pay those expenses will be treated like any other withdrawal. Withdrawals from amounts in your Protected Benefit account may impact your Guaranteed benefits.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

We reduce the separate account charge for Series C contracts sold through AXA Advisors in connection with the exchange of certain other variable annuity contracts issued by AXA Equitable. We may also reduce or waive the annual administrative charge. For those contracts, the separate account annual expenses are:

Operations............................. 0.60%
Administration......................... 0.25%
Distribution........................... 0.35%
Total separate account annual expenses. 1.20%

Our costs for sales and administration may vary based on a number of factors, including the level of services provided by us or your financial professional and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing the charges.

In order to be eligible for reduced charges, you must exchange your current variable annuity contract issued by AXA Equitable for this contract through an AXA Advisors financial professional. Please note that your current contract must not have any applicable withdrawal charges.

Any variation in charges, pricing or benefits will reflect differences in our cost of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. Please speak with your financial professional for further information.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are

                             CHARGES AND EXPENSES
subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract

                           PAYMENT OF DEATH BENEFIT
until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 70 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 70 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

   -- If the surviving spouse is age 71 or over on the date of your death for the "Greater of" death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your Total account value.

                           PAYMENT OF DEATH BENEFIT

     . The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Protected Benefit account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the Guaranteed minimum death benefit base.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix VI later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

                           PAYMENT OF DEATH BENEFIT

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix III at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint

                                TAX INFORMATION
life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity pay-out, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments").

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care

                                TAX INFORMATION
contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

                                TAX INFORMATION

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, the following Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution: Series L, Series CP(R), Series C or Series ADV. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs for 2018, after adjustment for cost-of-living changes). When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you

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are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2018 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2018). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

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..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or


..   certain death benefit payments to a beneficiary who is not your surviving spouse; or


..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the

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   funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

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WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your

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choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R), Series L, Series C and Series ADV Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

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..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.



The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


Conversion rollover contributions to Roth IRAs cannot be recharacterized.


To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

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Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are

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required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix III at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the

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variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

.. Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

.. Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

.. Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

.. Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

.. Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

.. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and

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possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).


Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix VI later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

                               MORE INFORMATION

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold (except for Series ADV contracts sold through AXA Distributors.) AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.
FOR SERIES B, SERIES L, SERIES CP(R) AND SERIES C CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

For Series B, Series L, Series CP(R) and Series C contracts, when a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

For all contract Series, AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

For Series ADV contracts, AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.

                               MORE INFORMATION

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION.
FOR ALL CONTRACT SERIES EXCEPT SERIES ADV:

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

FOR SERIES ADV CONTRACTS:

For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. (THE FOLLOWING SECTION APPLIES TO ALL CONTRACT SERIES EXCEPT SERIES ADV)

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered

                               MORE INFORMATION
into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

Appendix I: Condensed financial information



--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 0.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                            $11.95 $10.97 $10.17 $10.63 $10.45     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
1290 VT EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                            $21.40 $18.60 $16.57 $16.96 $15.71 $12.00
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                            $13.65 $12.94 $12.09 $11.86 $11.75 $10.65
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                            $22.44 $19.45 $15.88 $16.95 $16.56 $11.98
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      1     --     --     --
----------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                            $11.65 $11.01 $ 9.92 $10.30 $10.17     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 9.74 $ 8.75 $ 6.80 $ 9.22 $10.64     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
1290 VT REAL ESTATE
----------------------------------------------------------------------------------
   Unit value                            $11.33 $10.34 $ 9.95 $10.22 $ 8.82     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      1      1     --     --
----------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $12.23 $11.16 $10.28 $11.17 $11.28 $10.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $15.97 $13.90 $13.39 $13.31 $12.51 $10.83
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $12.37 $ 9.25 $10.01 $10.30 $10.52 $ 9.34
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      2      2      1      1     --
----------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
----------------------------------------------------------------------------------
   Unit value                            $14.98 $13.01 $11.95 $12.53 $12.31 $10.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDING DECEMBER 31,
                                           -----------------------------------------
                                            2017   2016   2015   2014   2013   2012
------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------
   Unit value                              $23.75 $21.45 $17.59 $17.99 $15.58 $12.07
------------------------------------------------------------------------------------
   Number of units outstanding (000's)          3      3      3      3      3     --
------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------
   Unit value                              $10.51 $10.24 $10.02 $10.10 $ 9.67     --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)          1      1      1      1     --     --
------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
------------------------------------------------------------------------------------
   Unit value                              $14.24 $11.41 $11.27 $11.35 $11.21     --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
------------------------------------------------------------------------------------
   Unit value                              $13.31 $11.67 $10.95 $11.14 $10.89     --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------------
   Unit value                              $12.48 $ 9.73 $ 9.33 $ 9.72 $10.65     --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------
   Unit value                              $17.44 $14.74 $13.64 $13.97 $13.43 $10.69
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
------------------------------------------------------------------------------------
   Unit value                              $16.68 $14.51 $13.38 $13.63 $12.91 $10.53
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------
   Unit value                              $13.94 $12.77 $12.13 $12.29 $11.85 $10.49
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------
   Unit value                              $13.04 $12.15 $11.66 $11.79 $11.43 $10.41
------------------------------------------------------------------------------------
   Number of units outstanding (000's)          7      7      7      7      2     --
------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------
   Unit value                              $11.36 $10.97 $10.74 $10.83 $10.62 $10.24
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------
   Unit value                              $15.59 $12.44 $11.99 $12.28 $12.15 $10.16
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
------------------------------------------------------------------------------------
   Unit value                              $15.92 $14.09 $13.12 $13.34 $12.71 $10.64
------------------------------------------------------------------------------------
   Number of units outstanding (000's)          4      4      5      5      5     --
------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------
   Unit value                              $12.36 $ 9.85 $ 9.90 $10.41 $11.18 $ 9.57
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                            -----------------------------------------
                                             2017   2016   2015   2014   2013   2012
-------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------
   Unit value                               $12.23 $ 9.98 $ 9.97 $10.36 $11.23 $ 9.48
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------
   Unit value                               $23.06 $17.96 $17.13 $16.58 $15.02 $11.17
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------
   Unit value                               $20.44 $18.07 $15.77 $16.53 $14.83 $11.27
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------
   Unit value                               $20.29 $18.18 $15.55 $16.23 $14.73 $11.14
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------
   Unit value                               $13.76 $12.48 $11.92 $12.10 $11.83 $10.52
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------------
   Unit value                               $14.91 $13.43 $12.62 $12.81 $12.28 $10.57
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5      5     14     15     15     --
-------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------
   Unit value                               $15.54 $13.62 $12.78 $13.03 $12.64 $10.62
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------------
   Unit value                               $10.41 $10.28 $10.21 $10.27 $10.15 $10.00
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------------
   Unit value                               $14.05 $12.53 $12.15 $12.30 $11.82 $10.24
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                               $22.74 $18.66 $16.68 $17.29 $16.81 $12.24
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --      1     --     --
-------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                               $21.27 $17.05 $17.01 $16.91 $16.40 $11.87
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-------------------------------------------------------------------------------------
   Unit value                               $15.44 $14.12 $12.87 $13.36 $12.66 $11.12
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------
   Unit value                               $19.75 $17.79 $14.34 $15.44 $15.22 $11.21
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $16.92 $14.81 $13.61 $14.10 $13.45 $10.98
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------
   Unit value                            $15.98 $12.58 $13.23 $14.09 $14.29 $10.38
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      1      1     --
----------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                            $25.15 $18.81 $17.72 $15.99 $14.93 $11.81
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $19.18 $16.90 $15.04 $15.50 $14.23 $11.08
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $16.74 $13.89 $13.28 $13.73 $13.67 $10.84
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $13.86 $12.27 $11.89 $12.09 $11.94 $10.51
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $25.28 $19.69 $18.43 $18.10 $15.98 $12.04
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                            $16.95 $15.33 $12.32 $14.27 $15.14 $10.68
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                            $19.96 $18.59 $15.86 $17.01 $15.60 $11.40
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      2      2      2      2     --
----------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------
   Unit value                            $24.51 $19.67 $18.26 $18.03 $16.43 $12.55
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                            $23.03 $19.24 $17.34 $17.47 $15.69 $11.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                            $10.49 $10.41 $10.33 $10.36 $10.18 $10.41
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       15     14     13     13     19     --
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                            $10.77 $ 8.09 $ 7.42 $ 9.13 $ 9.49     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                            $23.31 $19.39 $17.54 $17.52 $15.61 $11.94
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                            $10.00 $ 9.62 $ 9.62 $10.06 $10.04 $10.37
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      1     --     --
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                            $10.00 $10.03 $10.05 $10.07 $ 9.99 $10.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      1      1      1      3     --
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                            $13.35 $10.91 $10.74 $11.05 $11.95 $ 9.90
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                            $21.95 $18.72 $16.06 $17.23 $15.92 $11.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $23.87 $20.41 $16.90 $17.41 $15.32 $11.35
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.85 $19.35 $18.32 $17.58 $15.77 $11.98
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------
   Unit value                            $21.57 $19.21 $16.60 $17.48 $15.63 $11.95
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $15.02 $11.45 $11.30 $11.35 $12.03 $10.65
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------
   Unit value                            $22.56 $19.67 $16.51 $17.11 $15.80 $11.99
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------
   Unit value                            $ 9.58 $ 9.61 $ 9.67 $ 9.73 $ 9.80 $ 9.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      8      6      5     14     --
----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------
   Unit value                            $19.15 $14.21 $14.30 $13.95 $13.79 $10.98
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------
   Unit value                            $10.62 $10.38 $ 9.47 $ 9.77 $ 9.11     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                            -----------------------------------------
                                             2017   2016   2015   2014   2013   2012
-------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------
   Unit value                               $10.02 $ 9.90 $ 9.77 $ 9.86 $ 9.94 $10.00
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------
   Unit value                               $21.42 $18.91 $15.79 $16.65 $15.99 $11.71
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------
   Unit value                               $25.44 $19.20 $19.07 $17.41 $16.13 $11.77
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $21.60 $17.88 $16.71 $16.75 $15.10 $11.60
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)           9     11     11     11     11     --
-------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $18.95 $15.82 $14.23 $14.56 $13.82 $10.24
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      1      1     --     --     --
-------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $12.68 $11.87 $11.06 $11.35 $11.05 $11.12
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $14.20 $12.60 $11.35 $12.73 $11.64 $10.39
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $16.55 $14.87 $13.23 $14.20 $13.89 $11.30
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --      1     --     --
-------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $15.45 $14.18 $12.52 $13.55 $13.04 $11.52
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          10     10     10     10     10     --
-------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $18.04 $16.76 $14.53 $15.39 $14.46 $11.35
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $16.20 $13.53 $11.73 $12.26 $11.35     --
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $12.52 $12.06 $11.24 $11.77 $11.63 $11.33
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1      4      4     --     --     --
-------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------------
   Unit value                               $18.98 $17.23 $15.31 $17.03 $15.13 $11.49
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --     --     --     --     --     --
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------
   Unit value                            $19.58 $18.19 $15.99 $15.81 $14.14 $10.88
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------
   Unit value                            $14.61 $13.04 $12.89 $13.21 $11.63 $11.42
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      1      1      1     --
----------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------
   Unit value                            $13.84 $13.13 $11.92 $12.42 $12.31 $11.60
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------
   Unit value                            $14.36 $11.78 $11.94 $12.34 $12.41 $10.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $17.10 $15.01 $13.35 $14.04 $13.57 $10.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $19.46 $17.22 $15.50 $16.55 $16.32 $11.98
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $13.26 $11.28 $11.66 $12.80 $13.60 $10.94
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $18.67 $16.26 $15.31 $15.73 $14.41 $11.19
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
IVY VIP ENERGY
----------------------------------------------------------------------------------
   Unit value                            $10.23 $11.79 $ 8.82 $11.40 $12.83 $10.11
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 7.90 $ 7.72 $ 6.28 $ 8.14 $ 9.43 $ 8.80
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      1      1      1     --
----------------------------------------------------------------------------------
IVY VIP HIGH INCOME
----------------------------------------------------------------------------------
   Unit value                            $15.70 $14.81 $12.83 $13.82 $13.65 $12.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      2      2      2      2     --
----------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $20.66 $16.38 $15.54 $16.60 $15.49 $12.00
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --
----------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $24.86 $18.94 $18.78 $19.46 $19.03 $12.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        3      3      3      3      3     --
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDING DECEMBER 31,
                                           -----------------------------------------
                                            2017   2016   2015   2014   2013   2012
------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                              $18.86 $15.42 $15.08 $14.90 $14.76 $10.36
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $11.04 $ 8.69 $ 7.24 $ 9.12 $ 9.63 $ 9.81
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --      1      1      1      1     --
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
------------------------------------------------------------------------------------
   Unit value                              $15.26 $14.07 $12.62 $12.91 $12.45 $11.58
------------------------------------------------------------------------------------
   Number of units outstanding (000's)       2.00     --     --     --     --     --
------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
------------------------------------------------------------------------------------
   Unit value                              $19.48 $16.78 $15.02 $15.26 $14.07 $10.91
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
------------------------------------------------------------------------------------
   Unit value                              $19.46 $15.93 $15.84 $15.52 $14.73 $10.82
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $19.62 $15.57 $15.09 $14.29 $14.22 $11.21
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------
   Unit value                              $22.09 $18.07 $16.79 $16.91 $15.37 $11.75
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $22.33 $17.55 $16.69     --     --     --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $27.68 $20.10 $18.66 $17.00 $15.49 $11.58
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------
   Unit value                              $17.13 $15.05 $13.62 $16.09 $14.40 $12.05
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------
   Unit value                              $20.56 $15.87 $15.45 $14.95 $13.60 $ 9.98
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                              $19.31 $15.34 $14.46 $14.78 $14.19 $10.19
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------
   Unit value                              $18.12 $16.69 $14.11 $15.04 $14.37 $10.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDING DECEMBER 31,
                                           -----------------------------------------
                                            2017   2016   2015   2014   2013   2012
------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $ 5.82 $ 5.74 $ 5.03 $ 6.81 $ 8.43 $ 9.95
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --      1      1      1      1     --
------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $13.05 $11.97 $10.64 $10.96 $10.88 $11.79
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $10.94 $10.64 $10.19 $10.55 $10.31 $11.44
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $11.60 $11.14 $10.93 $10.96 $10.59 $10.88
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      2      2      6     --
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                              $33.29 $27.35 $32.56 $31.73 $24.62 $14.71
------------------------------------------------------------------------------------
   Number of units outstanding (000's)          2      2      2      2      2     --
------------------------------------------------------------------------------------
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO II
------------------------------------------------------------------------------------
   Unit value                              $36.69 $29.01 $32.70 $29.27 $22.45 $15.01
------------------------------------------------------------------------------------
   Number of units outstanding (000's)          2      2      2      2      2     --
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $10.86 $ 7.78 $ 6.67 $ 8.35 $ 9.18 $ 9.32
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $12.75 $11.00 $10.33 $11.12 $12.60 $10.31
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $11.22 $11.08 $10.83 $11.40 $11.26 $11.16
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --      1      2      1      1     --
------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $16.59 $14.09 $12.94 $13.92 $14.42 $11.09
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --     --     --
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                              $ 7.54 $ 7.74 $ 5.43 $ 8.24 $10.29 $ 9.39
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      1      1     --     --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



-------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDING DECEMBER 31,
                                           ------------------------------------------
                                            2017    2016   2015   2014   2013   2012
-------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-------------------------------------------------------------------------------------
   Unit value                              $11.64  $10.81 $10.12 $10.70 $10.62     --
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        125     143    146     91     10     --
-------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
-------------------------------------------------------------------------------------
   Unit value                              $22.22  $19.51 $17.57 $18.18 $17.02 $13.14
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        116     136    140    102     88      2
-------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-------------------------------------------------------------------------------------
   Unit value                              $13.81  $13.23 $12.49 $12.38 $12.39 $11.36
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        186     192    205    154     91     --
-------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------
   Unit value                              $27.07  $23.72 $19.57 $21.11 $20.84 $15.24
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,017   1,117  1,102    839    458     12
-------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-------------------------------------------------------------------------------------
   Unit value                              $11.51  $10.99 $10.01 $10.51 $10.49     --
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         91     104     99     76     30     --
-------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-------------------------------------------------------------------------------------
   Unit value                              $ 9.03  $ 8.20 $ 6.44 $ 8.83 $10.29     --
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         36      38     19     13      4     --
-------------------------------------------------------------------------------------
1290 VT REAL ESTATE
-------------------------------------------------------------------------------------
   Unit value                              $11.89  $10.96 $10.66 $11.06 $ 9.65     --
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        120     146    129     81     33     --
-------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                              $11.52  $10.62 $ 9.89 $10.86 $11.08 $10.44
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        515     606    726    854    648     50
-------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-------------------------------------------------------------------------------------
   Unit value                              $16.27  $14.31 $13.94 $14.00 $13.29 $11.63
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         13      13     13      6     14      4
-------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------
   Unit value                              $13.14  $ 9.93 $10.87 $11.30 $11.66 $10.47
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         59      54     57     50     31     --
-------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------------
   Unit value                              $15.79  $13.86 $12.86 $13.63 $13.54 $12.07
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        195      76     71     57     42      2
-------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
-------------------------------------------------------------------------------------
   Unit value                              $25.52  $23.29 $19.31 $19.96 $17.46 $13.68
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        443     476    418    238    158      2
-------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
-------------------------------------------------------------------------------------
   Unit value                              $10.08  $ 9.92 $ 9.82 $10.00 $ 9.67     --
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)        761     827    612    186     18     --
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                         ----------------------------------------------
                                          2017    2016    2015    2014    2013    2012
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
---------------------------------------------------------------------------------------
   Unit value                            $ 14.17 $ 11.47 $ 11.46 $ 11.66 $ 11.64     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       137     135     142      91      35     --
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
---------------------------------------------------------------------------------------
   Unit value                            $ 13.33 $ 11.81 $ 11.20 $ 11.52 $ 11.39     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        66      59      46      77      18     --
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
---------------------------------------------------------------------------------------
   Unit value                            $ 12.13 $  9.56 $  9.26 $  9.75 $ 10.79     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       551     544     552     425     185     --
---------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                            $ 18.04 $ 15.41 $ 14.41 $ 14.92 $ 14.49 $11.66
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      14      14      17      14     --
---------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 15.70 $ 13.80 $ 12.87 $ 13.24 $ 12.68 $10.45
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    32,171  32,455  28,255  25,298  10,596     46
---------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 14.07 $ 13.03 $ 12.51 $ 12.81 $ 12.48 $11.17
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    17,274  18,120  18,444  14,966   7,286    110
---------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 13.09 $ 12.33 $ 11.95 $ 12.21 $ 11.97 $11.02
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,802   7,750   7,478   6,059   3,570    201
---------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 11.26 $ 10.98 $ 10.87 $ 11.07 $ 10.98 $10.70
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,393   6,268   6,147   3,631   2,103     91
---------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 16.12 $ 13.01 $ 12.67 $ 13.11 $ 13.12 $11.09
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      28      32      27      18     --
---------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 16.25 $ 14.53 $ 13.68 $ 14.05 $ 13.53 $11.45
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    29,765  30,365  30,632  22,820  10,023    141
---------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 12.42 $ 10.00 $ 10.15 $ 10.79 $ 11.71 $10.14
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      38      42      29       7     --
---------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 12.11 $  9.98 $ 10.08 $ 10.59 $ 11.60 $ 9.89
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16       9       9       9       5     --
---------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 24.03 $ 18.92 $ 18.24 $ 17.84 $ 16.33 $12.27
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      30      38      33      16     --
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                         ----------------------------------------------
                                          2017    2016    2015    2014    2013    2012
---------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 20.82 $ 18.60 $ 16.41 $ 17.39 $ 15.76 $12.10
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      43     569      24      14     --
---------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 22.76 $ 20.61 $ 17.82 $ 18.79 $ 17.24 $13.18
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      12      13      15       3     --
---------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                            $ 13.95 $ 12.78 $ 12.34 $ 12.66 $ 12.50 $11.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       714     729     687     480     342     26
---------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 15.14 $ 13.78 $ 13.09 $ 13.42 $ 13.00 $11.32
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    29,115  30,996  31,612  25,325  12,601    294
---------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                            $ 15.92 $ 14.09 $ 13.37 $ 13.77 $ 13.50 $11.47
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      78      80      80      71      1
---------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $  9.91 $  9.89 $  9.92 $ 10.09 $ 10.07 $10.04
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,782   8,144   1,060      61      --     --
---------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 13.06 $ 11.77 $ 11.54 $ 11.81 $ 11.47 $10.04
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    25,118  26,435  25,976  23,726  10,356    290
---------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 27.59 $ 22.88 $ 20.67 $ 21.66 $ 21.27 $15.66
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       568     517     241     162     133      6
---------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 17.39 $ 14.09 $ 14.21 $ 14.27 $ 13.99 $10.23
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       390     465     572     638     396      7
---------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 16.01 $ 14.80 $ 13.63 $ 14.30 $ 13.70 $12.16
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      13       9      11       6      1
---------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 22.13 $ 20.14 $ 16.41 $ 17.86 $ 17.79 $13.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       3       7      1
---------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 17.25 $ 15.27 $ 14.18 $ 14.84 $ 14.32 $11.81
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        45      57      86      61      21     --
---------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
---------------------------------------------------------------------------------------
   Unit value                            $ 18.89 $ 15.02 $ 15.97 $ 17.20 $ 17.62 $12.94
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       149     163     187     175     143      1
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                            $24.81 $18.75 $17.86 $16.29 $15.37 $12.29
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      144    128     84     59     36      1
----------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $19.60 $17.46 $15.69 $16.35 $15.16 $11.93
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      2      2      1
----------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $16.80 $14.09 $13.61 $14.22 $14.31 $11.47
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      1      1     --
----------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $14.00 $12.52 $12.27 $12.61 $12.58 $11.19
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      799    838    810    604    327     18
----------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $26.24 $20.66 $19.54 $19.39 $17.31 $13.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      143    147    152    121     42     --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                            $24.23 $22.15 $17.99 $21.07 $22.59 $16.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       61    365    532     52     78     --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                            $20.29 $19.09 $16.46 $17.85 $16.55 $12.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      734    785    803    616    272      7
----------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------
   Unit value                            $26.04 $21.12 $19.81 $19.78 $18.21 $14.05
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      107    110    115    135     95     --
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.30 $20.52 $18.69 $19.03 $17.27 $13.26
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      131    119    134    107     51     --
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                            $10.29 $10.32 $10.35 $10.48 $10.41 $10.77
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      775    785    682    505    413     25
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                            $10.12 $ 7.69 $ 7.13 $ 8.86 $ 9.30     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       92     98     67     76     22     --
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.25 $20.38 $18.64 $18.81 $16.94 $13.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,730  1,359  1,678  1,173    424     33
----------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                            $ 9.90 $ 9.62 $ 9.72 $10.28 $10.36 $10.82
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       23     30     28     64     25      3
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.66 $ 9.79 $ 9.91 $10.04 $10.06 $10.41
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      147    177    224    227    152     14
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                            $13.11 $10.82 $10.77 $11.20 $12.24 $10.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      417    368    321    510     96      1
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                            $22.86 $19.71 $17.08 $18.52 $17.30 $13.03
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       92     99    125    112     10      1
----------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $24.12 $20.84 $17.44 $18.16 $16.15 $12.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       17     20     19     17     17      6
----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------
   Unit value                            $26.55 $20.90 $19.99 $19.39 $17.58 $13.50
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      183    148    150    126     78     10
----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------
   Unit value                            $22.27 $20.05 $17.51 $18.64 $16.84 $13.02
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      186    177    649    338    182     69
----------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $15.96 $12.29 $12.26 $12.45 $13.33 $11.93
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      245    250    259    170     87     --
----------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------
   Unit value                            $25.70 $22.64 $19.21 $20.11 $18.77 $14.40
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      390    732    306    386     90      6
----------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------
   Unit value                            $ 8.74 $ 8.86 $ 9.01 $ 9.17 $ 9.33 $ 9.49
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      597    885    824    577    613  1,085
----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------
   Unit value                            $20.35 $15.26 $15.52 $15.30 $15.29 $12.31
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      827    368    405    284    193     10
----------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------
   Unit value                            $10.40 $10.28 $ 9.48 $ 9.88 $ 9.32     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      198    159    140     63     42     --
----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.25 $ 9.24 $ 9.21 $ 9.40 $ 9.57 $ 9.73
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      242    430    373    394    472    162
----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.86 $22.18 $18.72 $19.96 $19.36 $14.33
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      282    658    203    235    226     56
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                            -----------------------------------------
                                             2017   2016   2015   2014   2013   2012
-------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------
   Unit value                               $27.47 $20.95 $21.03 $19.41 $18.17 $13.40
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         978    642    632    489    207      2
-------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $22.95 $19.20 $18.13 $18.37 $16.73 $13.00
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,055    761  1,282    573    400      9
-------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $22.26 $18.78 $17.07 $17.66 $16.94 $12.68
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         359    382    401    294    176     14
-------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $13.06 $12.35 $11.63 $12.07 $11.87 $12.07
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         810    797    650    454    316     28
-------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                               $14.91 $13.37 $12.17 $12.37 $11.44 $10.32
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         317    285    241     96     41      1
-------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $16.12 $14.65 $13.16 $14.28 $14.12 $11.61
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         177    159    127    142     27     --
-------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $15.35 $14.24 $12.70 $13.90 $13.52 $12.07
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         777    882    887    684    377    133
-------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $17.62 $16.54 $14.50 $15.51 $14.73 $11.68
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)          38     41     41     42     29     --
-------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $16.32 $13.77 $12.07 $12.74 $11.92     --
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         469    545    516    516    282     --
-------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
-------------------------------------------------------------------------------------
   Unit value                               $12.96 $12.61 $11.88 $12.57 $12.55 $12.36
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         660    714    776    695    323     33
-------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------------
   Unit value                               $21.44 $19.68 $17.67 $19.87 $17.84 $13.69
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         176    202    226    172     69      1
-------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------------------
   Unit value                               $18.43 $17.31 $15.37 $15.36 $13.88 $10.80
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         561    592    412    114     65     --
-------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------------
   Unit value                               $16.45 $14.85 $14.83 $15.36 $13.66 $13.57
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)         603    660    692    542    308     18
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------
   Unit value                            $12.56 $12.04 $11.05 $11.63 $11.65 $11.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      241    327    302    199    119      8
----------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------
   Unit value                            $15.21 $12.61 $12.91 $13.49 $13.71 $11.75
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      299    309    326    230    141      1
----------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $17.71 $15.71 $14.12 $15.01 $14.66 $11.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       40     47     46     46     31      2
----------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $22.50 $20.13 $18.31 $19.76 $19.69 $14.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     45     42     30     17     --
----------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $12.09 $10.40 $10.86 $12.05 $12.94 $10.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      681    722    778    928    678     10
----------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $19.14 $16.85 $16.03 $16.64 $15.42 $12.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       90     95    106     80     40     --
----------------------------------------------------------------------------------
IVY VIP ENERGY
----------------------------------------------------------------------------------
   Unit value                            $10.57 $12.31 $ 9.31 $12.16 $13.83 $11.02
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      288    333    286    176     94      2
----------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 7.84 $ 7.74 $ 6.36 $ 8.34 $ 9.75 $ 9.21
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      122    137    148    119     70      1
----------------------------------------------------------------------------------
IVY VIP HIGH INCOME
----------------------------------------------------------------------------------
   Unit value                            $16.80 $16.02 $14.02 $15.26 $15.23 $14.02
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,254  1,327  1,408  1,216    648    144
----------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $24.00 $19.24 $18.45 $19.92 $18.78 $14.71
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      282    302    317    265    138      2
----------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $26.36 $20.29 $20.33 $21.29 $21.05 $13.69
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      268    283    295    198    187     --
----------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $20.97 $17.33 $17.13 $17.10 $17.13 $12.15
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      148    168    186    117     54     --
----------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $12.70 $10.11 $ 8.51 $10.83 $11.55 $11.90
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      710    768    845    699    382     17
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDING DECEMBER 31,
                                          ------------------------------------------
                                           2017    2016   2015   2014   2013   2012
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
------------------------------------------------------------------------------------
   Unit value                             $ 13.85 $12.90 $11.70 $12.09 $11.79 $11.08
------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,040  1,097  1,087    441    236      7
------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
------------------------------------------------------------------------------------
   Unit value                             $ 16.62 $14.47 $13.09 $13.44 $12.52 $ 9.81
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         16     16     17     21     15     --
------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
------------------------------------------------------------------------------------
   Unit value                             $ 15.85 $13.12 $13.18 $13.05 $12.52 $ 9.29
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         46     44     38     22      8      1
------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                             $ 19.68 $15.79 $15.46 $14.80 $14.88 $11.86
------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,279  1,316  1,260    825    477     17
------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------
   Unit value                             $ 22.45 $18.56 $17.43 $17.74 $16.30 $12.59
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         55     59     56     46     25     --
------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                             $ 23.32 $18.52 $17.80     --     --     --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         46     51     44     --     --     --
------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                             $ 30.67 $22.50 $21.12 $19.43 $17.91 $13.52
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        151    150    126     95     41     --
------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------
   Unit value                             $ 18.44 $16.38 $14.98 $17.88 $16.17 $13.68
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        338    354    355    265    125     12
------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------
   Unit value                             $100.15 $78.16 $76.86 $75.19 $69.12 $51.27
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         13     15     15     10      4     --
------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                             $ 21.03 $16.89 $16.09 $16.62 $16.12 $11.70
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        124    130    135     88     41      1
------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------
   Unit value                             $ 22.87 $21.29 $18.18 $19.59 $18.91 $14.19
------------------------------------------------------------------------------------
   Number of units outstanding (000's)         71    378     68     63     41      1
------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                             $  6.72 $ 6.70 $ 5.93 $ 8.12 $10.16 $12.12
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        337    355    342    265    169      5
------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                             $ 14.05 $13.02 $11.69 $12.18 $12.22 $13.37
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        127    144    171    193    148     27
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDING DECEMBER 31,
                                           -----------------------------------------
                                            2017   2016   2015   2014   2013   2012
------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $11.25 $11.05 $10.70 $11.19 $11.06 $12.40
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        561    596    725    700    557     86
------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                              $11.73 $11.38 $11.29 $11.44 $11.17 $11.60
------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,446  1,609  1,672  1,407  1,041    156
------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                              $32.39 $26.89 $32.36 $31.87 $24.99 $15.09
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        192    221    255    148    129      1
------------------------------------------------------------------------------------
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO II
------------------------------------------------------------------------------------
   Unit value                              $38.65 $30.88 $35.18 $31.82 $24.67 $16.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        367    401    418    293    225     46
------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $12.09 $ 8.76 $ 7.59 $ 9.60 $10.66 $10.95
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        135    755    111     94    127     --
------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $12.86 $11.21 $10.64 $11.57 $13.25 $10.96
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        104    129    191    172     89      2
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $11.88 $11.86 $11.72 $12.46 $12.45 $12.46
------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,385  1,599  1,805  1,431    809     44
------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
------------------------------------------------------------------------------------
   Unit value                              $15.83 $13.59 $12.61 $13.71 $14.36 $11.16
------------------------------------------------------------------------------------
   Number of units outstanding (000's)          1      2      2      2      2     --
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                              $ 8.24 $ 8.55 $ 6.06 $ 9.29 $11.72 $10.81
------------------------------------------------------------------------------------
   Number of units outstanding (000's)        257    314    285    277    155     82
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

------------------------------------------------------------------------------
  GUARANTEED
 BENEFIT          PRE-FUNDING DROP  YOUR OPTION(S)    FOLLOWING THE
  COMBINATION     OF:               OR RESULT         DROP OR CHANGE
------------------------------------------------------------------------------
..   GMIB          GMIB              .   You can       .   You can drop
..   Return of                           change your       the Highest
    Principal                           death             Anniversary
    death benefit                       benefit to        Value death
                                        the Highest       benefit,
                                        Anniversary       either
                                        Value death       pre-funding
                                        benefit. If       or
                                        you do not        post-funding.
                                        make this     .   You can drop
                                        change, the       the Return
                                        Return of         of Principal
                                        Principal         death
                                        death             benefit
                                        benefit will      post-funding
                                        remain.           only.
------------------------------------------------------------------------------
..   GMIB          GMIB              .   You can keep  .   You can drop
..   Highest                             your Highest      the Highest
    Anniversary                         Anniversary       Anniversary
    Value death                         Value death       Value death
    benefit                             benefit.          benefit,
                                          -or-            either
                                    .   You can           pre-funding
                                        change your       or
                                        death             post-funding.
                                        benefit to    .   You can drop
                                        the Return        the Return
                                        of Principal      of Principal
                                        death             death
                                        benefit.          benefit
                                                          post-funding
                                                          only.
------------------------------------------------------------------------------
..   GMIB          Both benefits     .   The Return    .   You can drop
..   Highest                             of Principal      the Return
    Anniversary                         death             of Principal
    Value death                         benefit will      death
    benefit                             automatically     benefit
                                        become your       post-funding
                                        new               only.
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------
..   GMIB          GMIB              .   By dropping   .   You can drop
..   "Greater of"                        your GMIB,        the Highest
    death benefit                       you are no        Anniversary
                                        longer            Value death
                                        eligible to       benefit,
                                        elect the         either
                                        "Greater of"      pre-funding
                                        death             or
                                        benefit.          post-funding.
                                    .   You can       .   You can drop
                                        change your       the Return
                                        death             of Principal
                                        benefit to        death
                                        the Highest       benefit
                                        Anniversary       post-funding
                                        Value death       only.
                                        benefit. If
                                        you do not
                                        make this
                                        change, the
                                        Return of
                                        Principal
                                        death
                                        benefit will
                                        automatically
                                        become your
                                        new
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------
..   GMIB          Both benefits     .   You can       .   You can drop
..   "Greater of"                        change your       the Highest
    death benefit                       death             Anniversary
                                        benefit to        Value death
                                        the Highest       benefit,
                                        Anniversary       either
                                        Value death       pre-funding
                                        benefit. If       or
                                        you do not        post-funding.
                                        make this     .   You can drop
                                        change, the       the Return
                                        Return of         of Principal
                                        Principal         death
                                        death             benefit post-funding
                                        benefit will      only.
                                        automatically
                                        become your
                                        new
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------
..   GMIB          "Greater of"      .   You can       .   You can drop
..   "Greater of"  death                 change your       the Highest
    death benefit benefit/(1)/          death             Anniversary
                                        benefit to        Value death
                                        the Highest       benefit,
                                        Anniversary       either
                                        Value death       pre-funding
                                        benefit. If       or
                                        you do not        post-funding.
                                        make this     .   You can drop
                                        change, the       the Return
                                        Return of         of Principal
                                        Principal         death
                                        death             benefit post-funding
                                        benefit will      only.
                                        automatically
                                        become your
                                        new
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

---------------------------------------------------------------------------------------------------------------------------
  GUARANTEED BENEFIT
  COMBINATION         PRE-FUNDING DROP OF:              YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP OR CHANGE
---------------------------------------------------------------------------------------------------------------------------
..   Highest           Highest Anniversary Value death   .   The Return of Principal       .   You can drop the Return of
    Anniversary       benefit                               death benefit will                Principal death
    Value death                                             automatically become your         benefit post-funding only.
    benefit                                                 new guaranteed minimum death
                                                            benefit.
---------------------------------------------------------------------------------------------------------------------------

..   Return of         Not Applicable: The Return of
    Principal death   Principal death benefit cannot
    benefit           be dropped prior to funding the
                      Protected Benefit account
---------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

--------------------------------------------------------------------------------------------------------------------------------
  GUARANTEED BENEFIT
  COMBINATION             POST-FUNDING DROP OF:/(1)/        YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  GMIB                              .   The Return of Principal       .   You can drop the Return of
..   Return of Principal                                         death benefit will remain in      Principal death benefit by
    death benefit                                               effect.                           notifying us and taking a
                                                                                                  full withdrawal of your
                                                                                                  Protected Benefit account
                                                                                                  value or making a one-time
                                                                                                  transfer to the Investment
                                                                                                  account variable investment
                                                                                                  options and the guaranteed
                                                                                                  interest option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  Both benefits                     .   Your Guaranteed benefits        Not Applicable.
..   Return of Principal                                         will terminate by notifying
    death benefit                                               us and taking a full
                                                                withdrawal of your Protected
                                                                Benefit account value or
                                                                making a one-time transfer
                                                                to the Investment account
                                                                variable investment options
                                                                and the guaranteed interest
                                                                option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  GMIB                              .   Your Highest Anniversary      .   You can drop the Highest
..   Highest Anniversary                                         Value death benefit remains       Anniversary Value death
    Value death benefit                                         in effect.                        benefit by notifying us and
                                                                                                  taking a full withdrawal of
                                                                                                  your Protected Benefit
                                                                                                  account value or making a
                                                                                                  one-time transfer to the
                                                                                                  Investment account variable
                                                                                                  investment options and the
                                                                                                  guaranteed interest option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  Both benefits                     .   Your Guaranteed benefits        Not Applicable.
..   Highest Anniversary                                         will terminate by notifying
    Value death benefit                                         us and taking a full
                                                                withdrawal of your Protected
                                                                Benefit account value or
                                                                making a one-time transfer
                                                                to the Investment account
                                                                variable investment options
                                                                and the guaranteed interest
                                                                option.
--------------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
  GUARANTEED BENEFIT
  COMBINATION             POST-FUNDING DROP OF:/(1)/        YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  GMIB                              .   By dropping your GMIB, you    .   You can drop the Return of
..   "Greater of" death                                          are no longer eligible to         Principal death benefit at a
    benefit                                                     elect the "Greater of" death      later date.
                                                                benefit.
                                                            .   The Return of Principal
                                                                death benefit will become
                                                                your new Guaranteed minimum
                                                                death benefit. The Return of
                                                                Principal benefit base will
                                                                equal all contributions and
                                                                transfers to your Protected
                                                                Benefit account, adjusted
                                                                for withdrawals on a pro
                                                                rata basis.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  Both benefits                     .   Your Guaranteed benefits        Not Applicable.
..   "Greater of" death                                          will terminate by notifying
    benefit                                                     us and taking a full
                                                                withdrawal of your Protected
                                                                Benefit account value or
                                                                making a one-time transfer
                                                                to the Investment account
                                                                variable investment options
                                                                and the guaranteed interest
                                                                option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                                                    .   The Return of Principal       .   You can drop the Return of
..   "Greater of" death                                          death benefit will                Principal death
    benefit               "Greater of" death benefit/(2)/       automatically become your         benefit post-funding only.
                                                                new guaranteed minimum death
                                                                benefit.
--------------------------------------------------------------------------------------------------------------------------------
..   Highest Anniversary   Highest Anniversary Value death   .   Your Guaranteed benefit will    Not Applicable.
    Value death benefit   benefit                               terminate by notifying us
                                                                and taking a full withdrawal
                                                                of your Protected Benefit
                                                                account value or making a
                                                                one-time transfer to the
                                                                Investment account variable
                                                                investment options and the
                                                                guaranteed interest option.
--------------------------------------------------------------------------------------------------------------------------------
..   Return of Principal   Return of Principal death benefit .   Your Guaranteed benefit will    Not Applicable.
    death benefit                                               terminate by notifying us
                                                                and taking a full withdrawal
                                                                of your Protected Benefit
                                                                account value or making a
                                                                one-time transfer to the
                                                                Investment account variable
                                                                investment options and the
                                                                guaranteed interest option.
--------------------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix III: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                                     III-1

            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------

                                                                                    GUARANTEED
                                                                                  MINIMUM INCOME
                                  GUARANTEED MINIMUM DEATH BENEFIT                   BENEFIT
                                  --------------------------------                   -------

                                       HIGHEST
                                     ANNIVERSARY
          PROTECTED                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF         AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL         BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE        BASE           BASE           BASE             BASE
------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/  $103,000/(2)/  $104,000        $104,000/(5)/    $104,000
------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/  $107,120/(2)/  $108,160        $108,160/(5)/    $108,160
------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/  $113,547/(2)/  $113,547/(4)/   $113,547/(5)/    $113,547
------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/  $120,360/(2)/  $120,360/(4)/   $120,360/(5)/    $120,360
------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/  $128,785/(2)/  $128,785/(4)/   $128,785/(5)/    $128,785
------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/  $128,785/(3)/  $133,937        $133,937/(5)/    $133,937
------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/  $128,785/(3)/  $139,294        $139,294/(5)/    $139,294
------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

   For example:

   . At the end of contract year 2, Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(3)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

   For example:

   . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

   For example:

   .   At the end of contract year 2, Roll-up to age 85 benefit base equals
       $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(4)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

   .   At the end of contract year 4, Roll-up to age 85 benefit base equals
       $120,360
       The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

   For example:

   . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R), Series C and Series ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.35)% and 3.65% for the Series B Protected Benefit account variable investment options and (2.4)% and 3.6% for the Series B Investment account variable investment options; (2.7)% and 3.3% for the Series L Protected Benefit account variable investment options and (2.75)% and 3.25% for the Series L Investment account variable investment options; (2.6)% 3.4% for the Series CP(R) Protected Benefit account variable investment options and (2.65)% and 3.35% for the Series CP(R) Investment account variable investment options; (2.75)% and 3.25% for the Series C Protected Benefit account variable investment options and (2.8)% and 3.2% for the Series C Investment account variable investment options; (1.7)% and 4.3% for the Series ADV Protected Benefit account variable investment options and (1.75)% and 4.25% for the Series ADV Investment account variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.19% for the Protected Benefit account variable investment options (for each Series) and of 0.58% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.61% for the Protected Benefit account variable investment options (for each Series) and 0.27% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,040  41,440 57,280 60,880 89,320   95,320  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,103  42,932 54,571 61,739 85,674   97,671  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,189  44,477 51,871 62,575 83,060  101,052  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,296  46,079 49,178 63,385 79,474  103,464  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,425  47,737 46,489 64,166 76,914  106,903  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,575  49,456 43,803 64,913 75,377  111,369  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,745  51,236 41,115 65,625 73,860  115,861  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,935  53,081 38,424 66,295 71,360  119,376  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    32,145  54,992 35,728 66,922 67,873  121,914  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,373  56,971 33,023 67,499 64,397  124,471  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,755  67,992 19,279 69,481 47,034  137,473 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,577  81,144  4,899 69,410 29,476  150,554 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,762  96,840      0 67,270 21,762  164,110       0 131,467       0 159,950 *$8,997     6,398
-----------------------------------------------------------------------------------------------------------
95     30    19,270 115,572      0 62,904 19,270  178,476       0 131,467       0 194,604   8,997 **$16,710
-----------------------------------------------------------------------------------------------------------


(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $8,997 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,900  41,300 57,070 60,670 87,970   93,970  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,830  42,642 54,166 61,309 84,996   96,951  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,790  44,028 51,286 61,915 82,076   99,943  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,778  45,459 48,427 62,484 79,206  102,943  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,794  46,936 45,587 63,013 80,381  109,949  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,837  48,462 42,762 63,498 76,599  111,960  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,907  50,037 39,949 63,935 72,856  113,972  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,002  51,663 37,146 64,321 69,148  115,984  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,122  53,342 34,350 64,650 65,472  117,992  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,266  55,076 31,557 64,918 61,823  119,994  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,297  64,627 17,546 65,166 43,843  129,793 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,871  75,834  3,165 63,033 26,036  138,866 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,891  88,984      0 58,485 19,891  147,469       0 131,467       0 159,950 *$8,997     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,298 104,415      0 51,340 17,298  155,755       0 131,467       0 194,604   8,997 **$16,710
-----------------------------------------------------------------------------------------------------------


(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $8,997 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200  41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,108  42,580 58,883 62,589 90,991   97,169  62,400  62,587  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    39,045  44,007 55,989 63,354 87,034   99,361  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    38,011  45,481 53,116 64,091 84,127  102,572  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    37,003  47,004 50,261 64,796 81,264  105,800  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    36,023  48,579 47,421 65,466 78,444  109,045  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    35,068  50,207 44,594 66,097 75,662  112,304  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    34,139  51,888 41,776 66,687 72,915  115,575  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    33,234  53,627 38,966 67,230 70,200  118,856  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    32,353  55,423 36,159 67,722 67,513  122,145  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,496  57,280 33,354 68,159 64,850  125,439  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,508  67,539 19,243 69,346 46,752  136,885 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,048  79,636  4,709 68,318 28,757  147,954 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,022  93,899      0 65,061 21,022  158,960       0 131,467       0 159,950 *$8,997     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,377 110,716      0 59,412 18,377  170,129       0 131,467       0 194,604   8,997 **$16,710
-----------------------------------------------------------------------------------------------------------


(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $8,997 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,880  41,280 57,040 60,640  95,920 101,920  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,791  42,601 54,108 61,248  91,900 103,849  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,733  43,964 51,203 61,821  87,936 105,785  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,705  45,371 48,321 62,356  84,025 107,727  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,705  46,823 45,459 62,850  80,164 109,672  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,733  48,321 42,615 63,298  76,348 111,619  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,789  49,868 39,785 63,697  72,573 113,564  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,871  51,463 36,966 64,043  68,837 115,506  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,978  53,110 34,156 64,331  65,134 117,441  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,111  54,810 31,352 64,556  61,463 119,366  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,095  64,159 17,306 64,568  43,401 128,726 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,637  75,102  2,929 62,158  25,565 137,260 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,636  87,913      0 57,294  19,636 145,207       0 131,467       0 159,950 *$8,997     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,033 102,908      0 49,794  17,033 152,702       0 131,467       0 194,604   8,997 **$16,710
-----------------------------------------------------------------------------------------------------------


(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*  Payments of $8,997 will continue as lifetime payments

** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES ADV
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,300  41,700 57,670 61,270  96,970 102,970  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,612  43,472 55,326 62,541  93,939 106,014  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,937  45,320 52,969 63,813  90,905 109,133  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    37,273  47,246 50,594 65,083  87,867 112,329  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    36,620  49,254 48,201 66,349  84,821 115,603  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    35,980  51,347 45,787 67,608  81,767 118,955  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    35,350  53,529 43,351 68,857  78,701 122,386  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    34,731  55,804 40,889 70,093  75,621 125,897  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    34,123  58,176 38,401 71,314  72,524 129,490  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    33,526  60,649 35,883 72,515  69,409 133,164  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    30,694  74,679 22,766 78,094  53,460 152,773 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    28,070  91,956  8,524 82,508  36,595 174,464 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    25,696 113,230      0 85,872  25,696 199,102       0 131,467       0 159,950 *$9,688     6,398
-----------------------------------------------------------------------------------------------------------
95     30    23,522 139,425      0 88,194  23,522 227,619       0 131,467       0 194,604   9,688 **$16,710
-----------------------------------------------------------------------------------------------------------


(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $9,688 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      Arizona and you are age 65 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund of your Total
                                              account value. This is also
                                              referred to as the "free look"
                                              period.
-------------------------------------------------------------------------------
ARKANSAS    See "Your right to cancel within  If you purchased your contract
            a certain number of days" in      through a Section 1035 exchange
            "Contract features and benefits"  you may return your Retirement
                                              Cornerstone(R) Series contract
                                              within 30 days from the date you
                                              receive it and receive a full
                                              refund of your Total account
                                              value.
-------------------------------------------------------------------------------

CALIFORNIA  See "We require that the          You are not required to use our
            following types of                forms when making a transaction
            communications be on specific     request. If a written request
            forms we provide for that         contains all the information
            purpose (and submitted in the     required to process the request,
            manner that the forms specify)"   we will honor it. Although you
            in "Who is AXA Equitable" and     are not required to use our
            "Effect of Excess withdrawals"    withdrawal request form, if you
            in "Contract features and         do not specify whether we should
            benefits"                         process a withdrawal that
                                              results in an Excess withdrawal,
                                              and the transaction results in
                                              an Excess withdrawal, we will
                                              not process that request.

            See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below. This is also referred to
                                              as the ''free look'' period.
                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market variable
                                              investment option (and/or
                                              guaranteed interest option, if
                                              available), the amount of your
                                              refund will be equal to your
                                              contribution, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your Total account
                                              value on the date we receive
                                              your request to cancel at our
                                              processing office. This amount
                                              could be less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to the variable
                                              investment options (other than
                                              the EQ/Money Market variable
                                              investment option), your refund
                                              will be equal to your Total
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKER-DEALERS
                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.
-------------------------------------------------------------------------------

                                     VI-1

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     If you choose "return of
(CONTINUED)                                    contribution" free look
                                               treatment of your contract, we
                                               will allocate your entire
                                               contribution and any subsequent
                                               contributions made during the
                                               40-day period following the
                                               contract date, to the EQ/Money
                                               Market investment option. In the
                                               event you choose to exercise
                                               your free look right under the
                                               contract, you will receive a
                                               refund equal to your
                                               contributions.
                                               If you choose the "return of
                                               contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next Business Day) following
                                               the contract date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.
                                               Any transfers made prior to the
                                               expiration of the 30-day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the contract
                                               date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               contract date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time re-allocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the contract date to
                                               cancel.

             See "Disability, terminal         The withdrawal charge waivers
             illness, or confinement to a      under items (i) and (iii) do not
             nursing home'' under "Withdrawal  apply.
             charge" in "Charges and expenses"

             See ''Transfers of ownership,     Guaranteed benefits do not
             collateral assignments, loans     terminate upon a change of owner
             and borrowing'' in ''More         or absolute assignment of the
             Information''                     contract. Guaranteed benefits
                                               will continue to be based on the
                                               original measuring life (i.e.,
                                               owner, older joint owner,
                                               annuitant, older joint
                                               annuitant).
--------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "Credits" (For Series CP(R)   The following situation in which
             contracts only) in "Contract      we would normally recover the
             features and benefits" and "Your  credits does not apply:
             annuity payout options" in        If you start receiving annuity
             "Accessing your money"            payments within three years of
                                               making any contribution, we will
                                               recover the credit that applies
                                               to any contribution made within
                                               the prior three years.
                                               As a result of this, we will
                                               apply the contract's cash value,
                                               not the account value, to the
                                               supplementary contract for the
                                               periodic payments.
                                               Credits applied to contributions
                                               made within one year of death of
                                               the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions. The 10%
                                               free withdrawal amount does not
                                               apply when calculating the
                                               withdrawal charges applicable to
                                               the payment of a death benefit.

             See "Guaranteed minimum income    The no-lapse guarantee will not
             benefit "no lapse guarantee""     terminate if your aggregate
             under "Guaranteed minimum income  withdrawals from your Protected
             benefit" in "Contract features    Benefit account in any contract
             and benefits"                     year following the contract year
                                               in which you first fund your
                                               Protected Benefit Account exceed
                                               your Annual Withdrawal Amount
                                               unless the excess withdrawal
                                               drives your account value to
                                               zero.

             See "Withdrawal charge" in        FOR SERIES CP(R) CONTRACTS:
             "Charges and expenses"            Since credits applied to
                                               contributions cannot be
                                               recovered, withdrawal charges
                                               apply to amounts associated with
                                               a credit.
--------------------------------------------------------------------------------

                                     VI-2

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT  See "Disability, terminal         FOR SERIES B, CP(R) AND L
(CONTINUED)  illness, or confinement to a      CONTRACTS:
             nursing home" under "Withdrawal   The withdrawal charge waiver
             charge" in "Charges and           under item (i) does not apply.
             expenses"                         FOR SERIES CP(R) CONTRACTS:
                                               The withdrawal charge waivers
                                               under items (ii) and (iii) do
                                               not apply in the first contract
                                               year.

             See "Special service charges" in  The maximum third party transfer
             "Charges and Expenses"            or exchange charge is $49.
                                               The maximum charge for check
                                               preparation is $9.

             See "Misstatement of age" in      We will not deduct interest for
             "More information"                any overpayments made by us due
                                               to a misstatement of age or sex.
                                               Any overpayments will be
                                               deducted from future payments.

             See "Transfers of ownership,      Benefits terminate upon any
             collateral assignments, loans     change of owner who is the
             and borrowing" in "More           measuring life, unless the
             information"                      change of ownership is due to a
                                               divorce where the spouse is
                                               awarded 100% of the account
                                               value and chooses to continue
                                               the contract in his or her name
                                               and meets the age requirements
                                               of the applicable benefit on the
                                               date the change in ownership
                                               occurs.
                                               Benefits do not terminate upon
                                               assignment.
                                               Your contract cannot be assigned
                                               to an institutional investor or
                                               settlement company, either
                                               directly or indirectly, nor may
                                               the ownership be changed to an
                                               institutional investor or
                                               settlement company.
--------------------------------------------------------------------------------
DELAWARE     See "Your right to cancel within  If you purchased your contract
             a certain number of days" in      through a Section 1035 exchange,
             "Contract features and benefits"  you may return your Retirement
                                               Cornerstone(R) Series contract
                                               within 20 days from the date you
                                               receive it and receive a full
                                               refund of your contributions,
                                               including any contract fees or
                                               charges.

             See "Greater of death benefit"    The maximum charge for the
             under "Guaranteed benefit         "Greater of" death benefit is
             charges" in "Charges and          1.50%.
             expenses"
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this
             contribute to your contract" in   section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on contributions is deleted. The
                                               remainder of this section is
                                               unchanged.

             See "How you can purchase and     We may not discontinue the
             contribute to your contract" in   acceptance of contributions.
             "Contract features and benefits"

             See "Credits (for Series CP(R)    If you elect to receive annuity
             contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

             See "Annuity maturity date"       Requests to start receiving
             under "Your annuity payout        annuity payments before the
             options" in "Accessing your       maturity date must be made in
             money"                            writing at least 30 days prior
                                               to the date annuity payments are
                                               to begin.

             See "Special service charges" in  The charge for third-party
             "Charges and expenses"            transfer or exchange applies to
                                               any transfer or exchange of your
                                               contract, even if it is to
                                               another contract issued by AXA
                                               Equitable.

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.
--------------------------------------------------------------------------------

                                     VI-3

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Your right to cancel within  If you reside in the state of
(CONTINUED)  a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Transferring your account    We may not require a minimum
             value" in "Transferring your      time period between transfers or
             money among investment options"   establish a daily maximum
                                               transfer limit.

             See "Check preparation charge"    The maximum charge for check
             under "Special service charges"   preparation is $25.
             in "Charges and expenses"

             See "Withdrawal charge" under     If you are age 65 and older at
             "Charges that AXA Equitable       the time your contract is
             deducts" in "Charges and          issued, the applicable
             expenses"                         withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.

             See "Misstatement of age" in      After the second contract date
             "More information"                anniversary, Guaranteed benefits
                                               may not be terminated for
                                               misstatement of age.

             See "Transfers of ownership,      Your Guaranteed benefits will
             collateral assignments, loans     terminate with all transfers of
             and borrowing" in "More           ownership, even with a change of
             information"                      owner from a trust to an
                                               individual.
--------------------------------------------------------------------------------
MONTANA      See "Appendix IV: Hypothetical    The annuity purchase factors are
             illustrations"                    applied on a unisex basis in
                                               determining the amount payable
                                               under a Guaranteed benefit.

             Premium Tax                       There are no premium taxes in
                                               Montana.
--------------------------------------------------------------------------------

NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit
             in "Definitions of key terms",    is not available. The only
             in "Guaranteed minimum death      Guaranteed minimum death
             benefits" and throughout this     benefits that are available are
             Prospectus.                       the Return of Principal death
                                               benefit and the Highest
                                               Anniversary Value death benefit.
                                               Both of these death benefits are
                                               available in combination with
                                               the Guaranteed minimum income
                                               benefit. They are also available
                                               without the Guaranteed minimum
                                               income benefit.

             See "Guaranteed interest option"  FOR SERIES CP(R) CONTRACTS ONLY:
             under "What are your investment   The Guaranteed interest option
             options under the contract?" in   is not available.
             "Contract features and benefits"

             See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and benefits"  Investment Simplifier is not available.

             See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"

                                               The "Indication of Intent"
                                               approach to first year
                                               contributions in connection with
                                               the contribution crediting rate
                                               is not available.

                                               If the owner (or older joint
                                               owner, if applicable) dies
                                               during the one-year period
                                               following our receipt of a
                                               contribution to which a credit
                                               was applied, we will recover all
                                               or a portion of the amount of
                                               such Credit from the account
                                               value, based on the number of
                                               full months that elapse between
                                               the time we receive the
                                               contribution and the owner's (or
                                               older joint owner's, if
                                               applicable) death, as follows:
--------------------------------------------------------------------------------

                                     VI-4

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-----------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS        AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------
NEW YORK                                         Number of                        Percentage of
(CONTINUED)                                       Months                             Credit
                                                  ------                             ------
                                                     0                                100%
                                                     1                                100%
                                                     2                                 99%
                                                     3                                 98%
                                                     4                                 97%
                                                     5                                 96%
                                                     6                                 95%
                                                     7                                 94%
                                                     8                                 93%
                                                     9                                 92%
                                                    10                                 91%
                                                    11                                 90%
                                                    12                                 89%

                                          We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

             See "GMIB benefit base"      Your GMIB benefit base stops "rolling up" on the contract
             under "Guaranteed minimum    date anniversary following the owner's (or older joint owner's,
             income benefit" in           if applicable) 90th birthday or at contract maturity, if earlier.
             "Contract features and
             benefits"
                                          For the GMIB, there are caps on the GMIB benefit base, which are based on a percentage of total contributions and transfers to the Protected Benefit account:

                                            Initial Funding Age            Cap Amount
                                            -------------------            ----------
                                            20-54                          325% on GMIB benefit base
                                            55+                            No Cap on GMIB benefit base

                                                     The cap is determined by the age of the owner at the time of first funding of the Protected Benefit account. If the Protected
                                                     Benefit account is funded at age 55 or greater there is no cap.
                                                     If the Protected Benefit account is funded at ages 20 to 54, the cap percentage is set to 325% and does not change for
                                                     the life of the contract, unless there is a GMIB benefit base reset at age 55 or greater. If there is a GMIB benefit base reset at age 55 or greater, there is no cap, regardless of the age of the owner at first funding. If there is a GMIB benefit base reset prior to age 55, the GMIB benefit base will be
                                                     capped at 325%, multiplied by the Protected Benefit account value at time of the GMIB benefit base reset, plus 325% of all contributions and transfers made to the Protected Benefit
                                                     account after the reset. Neither a GMIB benefit base reset nor withdrawals from your Protected Benefit account will lower the cap amount.

  See "GMIB benefit base reset" under "Guaranteed    Your GMIB benefit base will automatically "reset" to equal minimum income benefit" in "Contract features and  your Protected Benefit account value, if higher, on each
  benefits"                                          contract date anniversary from your contract date, up to the contract date anniversary following your 90th birthday.

  See "Lifetime GMIB payments" under "Guaranteed     The GMIB guarantees annual lifetime payments ("Lifetime
  minimum income benefit" in "Contract features and  GMIB payments"), which will begin at the earliest of:
  benefits"

                                                     (i)the next contract year following the date your Protected
                                                        Benefit account goes to zero (except as the result of an
                                                        Excess withdrawal);
                                                     (ii)the contract date anniversary following your 90th
                                                         birthday; and
                                                     (iii)your contract's maturity date.
----------------------------------------------------------------------------------------------------------------------

                                     VI-5

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------
                                               AVAILABILITY OR
 STATE       FEATURES AND BENEFITS             VARIATION
-------------------------------------------------------------------
NEW YORK     See "75 Day rate lock-in" under   The Roll-up rate
(CONTINUED)  "Guaranteed minimum income        lock-in period is
             benefit" in "Contract features    90 days, beginning
             and benefits"                     on the date you
                                               signed client
                                               replacement
                                               information
                                               authorization form.

             See "Selecting an annuity payout  FOR SERIES CP(R)
             option" under "Your annuity       CONTRACTS ONLY:
             payout option" in "Accessing      The earliest date
             your money"                       annuity payments
                                               may begin is 13
                                               months from the
                                               issue date.

             See "Annuity maturity date"       The maturity date
             under "Your annuity               is the contract
             payout options" in "Accessing     date anniversary
             your money"                       that follows
                                               the annuitant's
                                               birthday, as
                                               follows:

                                                              Maximum
                              Issue Age                       Annuitization age
                              ---------                       -----------------   -
                              0-80                            90
                              81                              91
                              82                              92
                              83                              93
                              84                              94
                              85                              95

                              FOR SERIES CP(R) CONTRACTS:
                              The maturity date is the contract date anniversary that follows the annuitant's 90th birthday.

  See "Charges and expenses"  Deductions for charges from the guaranteed interest option and the Special DCA account are not permitted.
                              The charge for third-party transfer or exchange does
                              not apply.
                              The check preparation charge does not apply.

              See "Disability, terminal illness, or  Item
              confinement to a nursing home"         (i)
                                                     is
                                                     deleted
                                                     and
                                                     replaced
                                                     with
                                                     the
                                                     following:
                                                     An
                                                     owner
                                                     (or
                                                     older
                                                     joint
                                                     owner,
                                                     if
                                                     applicable)
                                                     has
                                                     qualified
                                                     to
                                                     receive
                                                     Social
                                                     Security
                                                     disability
                                                     benefits
                                                     as
                                                     certified
                                                     by
                                                     the
                                                     Social
                                                     Security
                                                     Administration
                                                     or
                                                     meets
                                                     the
                                                     definition
                                                     of a
                                                     total
                                                     disability
                                                     as
                                                     specified
                                                     in
                                                     the
                                                     contract.
                                                     To
                                                     qualify,
                                                     a
                                                     re-certification
                                                     statement
                                                     from
                                                     a
                                                     physician
                                                     will
                                                     be
                                                     required
                                                     every
                                                     12
                                                     months
                                                     from
                                                     the
                                                     date
                                                     disability
                                                     is
                                                     determined.

              See "Transfers of ownership,
              collateral assignments, loans and      Collateral
              borrowing" in "More information"       assignments
                                                     are
                                                     not
                                                     limited
                                                     to
                                                     the
                                                     period
                                                     prior
                                                     to
                                                     the
                                                     first
                                                     contract
                                                     date
                                                     anniversary.
                                                     You
                                                     may
                                                     assign
                                                     all
                                                     or a
                                                     portion
                                                     of
                                                     your
                                                     NQ
                                                     contract
                                                     at
                                                     any
                                                     time,
                                                     pursuant
                                                     to
                                                     the
                                                     terms
                                                     described
                                                     in
                                                     this
                                                     Prospectus.
---------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within a     If
              certain number of days" in             you
              "Contract features and benefits"       reside
                                                     in
                                                     the
                                                     state
                                                     of
                                                     North
                                                     Dakota
                                                     at
                                                     the
                                                     time
                                                     the
                                                     contract
                                                     is
                                                     issued,
                                                     you
                                                     may
                                                     return
                                                     your
                                                     Retirement
                                                     Cornerstone(R)
                                                     Series
                                                     contract
                                                     within
                                                     20
                                                     days
                                                     from
                                                     the
                                                     date
                                                     that
                                                     you
                                                     receive
                                                     it
                                                     and
                                                     receive
                                                     a
                                                     full
                                                     refund
                                                     of
                                                     your
                                                     contributions.
---------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA
                                                     Available
                                                     for
                                                     direct
                                                     rollovers
                                                     from
                                                     U.S.
                                                     source
                                                     401(a)
                                                     plans
                                                     and
                                                     direct
                                                     transfers
                                                     from
                                                     the
                                                     same
                                                     type
                                                     of
                                                     U.S.
                                                     source
                                                     IRAs.

              QP (Defined Benefit) contracts (For    Not
              Series B, Series CP(R) and Series L    Available
              contracts only)

              See "Purchase considerations for a     We
              charitable remainder trust" under      do
              "Owner and annuitant                   not
              requirements" in "Contract             offer
              features and benefits"                 Retirement
                                                     Cornerstone(R)
                                                     Series
                                                     12.0
                                                     contracts
                                                     to
                                                     charitable
                                                     remainder
                                                     trusts
                                                     in
                                                     Puerto
                                                     Rico.

              See "How you can make
              contributions" in "Contract            Specific
              features and benefits" (For Series     requirements
              B, Series CP(R) and Series L           for
              contracts only)                        purchasing
                                                     QP
                                                     contracts
                                                     in
                                                     Puerto
                                                     Rico
                                                     are
                                                     outlined
                                                     below
                                                     in
                                                     "Purchase
                                                     considerations
                                                     for
                                                     QP
                                                     (Defined
                                                     Contribution)
                                                     contracts
                                                     in
                                                     Puerto
                                                     Rico".
---------------------------------------------------------------------

                                     VI-6

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Guaranteed minimum income    Restrictions for the GMIB on a
(CONTINUED)  benefit" in "Contract features    Puerto Rico QPDC contract are
             and benefits" (For Series B,      described below, under "Purchase
             Series CP(R) and Series L         considerations for QP (Defined
             contracts only)                   Contribution) contracts in
                                               Puerto Rico", and in your
                                               contract.

             See "Transfers of ownership,      Transfers of ownership of QP
             collateral assignments, loans     contracts are governed by Puerto
             and borrowing" in "More           Rico law. Please consult your
             information" (For Series          tax, legal or plan advisor if
             B, Series CP(R) and Series L      you intend to transfer ownership
             contracts only)                   of your contract.

             "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts  (DEFINED CON-TRIBUTION)
             in Puerto Rico" -- this section   CONTRACTS IN PUERTO RICO:
             replaces "Appendix III: Purchase  Trustees who are considering the
             considerations for QP             purchase of a Retirement
             contracts" in this Prospectus.    Cornerstone(R) Series 12.0 QP
             (For Series B, Series CP(R) and   contract in Puerto Rico should
             Series L contracts only)          discuss with their tax, legal
                                               and plan advisors whether this
                                               is an appropriate investment
                                               vehicle for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, the Guaranteed
                                               minimum income benefit, and the
                                               payment of death benefits in
                                               accordance with the requirements
                                               of Puerto Rico income tax rules.
                                               The QP contract and this
                                               Prospectus should be reviewed in
                                               full, and the following factors,
                                               among others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:

                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee who becomes
                                                   eligible for the plan, no
                                                   further contributions may be
                                                   made to the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.
--------------------------------------------------------------------------------

                                     VI-7

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    .   As mentioned above, if a new
(CONTINUED)                                        employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GMIB and must continue
                                                   to hold the supplementary
                                                   contract for the duration of
                                                   the GMIB payments.

                                               PLAN TERMINATION:

                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GMIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               AXA Equitable is a U.S.
                                               insurance company, therefore
                                               distributions under the NQ
                                               contract could be subject to
                                               United States taxation and
                                               withholding on a "taxable amount
                                               not determined" basis.

                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------

                                     VI-8

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VII: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7     5.2%/(b)/           $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8     5.4%/(b)/           $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

                                     VII-1

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 9     6.0%/(b)/           $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
 10    7.3%/(b)/           $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0                 0.0%
-----------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0                 0.0%
-----------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0                 0.0%
-----------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0                 0.0%
-----------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0                 0.0%
-----------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
 7     5.2%/(b)/           $128,151          $5,382                 4.2%
-----------------------------------------------------------------------------------
 8     5.4%/(b)/           $129,432          $5,695                 4.4%
-----------------------------------------------------------------------------------
 9     6.0%/(b)/           $130,726          $6,536                 5.0%
-----------------------------------------------------------------------------------
 10    7.3%/(b)/           $132,034          $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0                   0.0%
-----------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0                   0.0%
-----------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0                   0.0%
-----------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0                   0.0%
-----------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0                   0.0%
-----------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

                                     VII-2

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0                 0.0%
-----------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0                 0.0%
-----------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0                 0.0%
-----------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0                 0.0%
-----------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0                 0.0%
-----------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260          $7,000                 5.5%
-----------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,895          $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

-------------------------------------------------------------------------------------------------------
     DEFERRAL BONUS                        WITHDRAWAL FROM
      ROLL-UP RATE                            PROTECTED    ADDITIONAL WITHDRAWAL
         ANNUAL     BEGINNING OF YEAR GMIB BENEFIT ACCOUNT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE       BENEFIT BASE           VALUE             ACCOUNT        BENEFIT BASE WITHDRAWN
-------------------------------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260            $5,981             $1,018                  5.5%
-------------------------------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260            $6,618             $  382                  5.5%
-------------------------------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260            $6,872             $  127                  5.5%
-------------------------------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260            $6,999             $    0                  5.5%
-------------------------------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,896            $7,034             $    0                  5.5%
-------------------------------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

                                     VII-3

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VIII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------------

                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                -                         --------------------------------

                   PROTECTED                                    RETURN OF      HIGHEST         ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL    ANNIVERSARY      TO AGE 85   "GREATER OF"
CONTRACT     NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT    VALUE BENEFIT      BENEFIT      BENEFIT
  YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE          BASE
----------------------------------------------------------------------------------------------------------------------
    0              $100,000                     $100,000/(3)/ $100,000/(1)/   $100,000/(2)/ $100,000/(3)/   $100,000
----------------------------------------------------------------------------------------------------------------------
    1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/   $103,000/(2)/ $104,000/(3)/   $104,000
----------------------------------------------------------------------------------------------------------------------
    2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/   $107,120/(2)/ $108,160/(3)/   $108,160
----------------------------------------------------------------------------------------------------------------------
    3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/   $113,547/(2)/ $113,547/(3)/   $113,547
----------------------------------------------------------------------------------------------------------------------
    4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/   $120,360/(2)/ $120,360/(3)/   $120,360
----------------------------------------------------------------------------------------------------------------------
    5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/   $128,785/(2)/ $128,785/(3)/   $128,785
----------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                    VIII-1

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

-----------------------------------------------------------------------------------------------------------------------

                                                                           GUARANTEED MINIMUM DEATH BENEFIT
                                                -                          --------------------------------

                                                                                HIGHEST
                   PROTECTED                                    RETURN OF     ANNIVERSARY      ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL        VALUE        TO AGE 85    "GREATER OF"
CONTRACT     NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT        BENEFIT        BENEFIT       BENEFIT
  YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE           BASE           BASE           BASE
-----------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%   $128,785/(6)/   $95,790/(4)/  $123,634/(5)/ $128,785/(6)/    $128,785
-----------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:              $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/  $94,279/(8)/  $121,766/(9)/ $126,839/(10)/   $126,839
-----------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:              $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-2

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

---------------------------------------------------------------------------------------------------------------------

                                                                         GUARANTEED MINIMUM DEATH BENEFIT
                                                -                        --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT     NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
  YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
---------------------------------------------------------------------------------------------------------------------
    0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
---------------------------------------------------------------------------------------------------------------------
    1       3.0%   $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
---------------------------------------------------------------------------------------------------------------------
    2       4.0%   $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
---------------------------------------------------------------------------------------------------------------------
    3       6.0%   $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
---------------------------------------------------------------------------------------------------------------------
    4       6.0%   $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
---------------------------------------------------------------------------------------------------------------------
    5       7.0%   $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
---------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                    VIII-3

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

-----------------------------------------------------------------------------------------------------------------------

                                                                           GUARANTEED MINIMUM DEATH BENEFIT
                                                -                          --------------------------------

                                                                                HIGHEST
                   PROTECTED                                    RETURN OF     ANNIVERSARY      ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL        VALUE        TO AGE 85
CONTRACT     NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT        BENEFIT        BENEFIT     "GREATER OF"
  YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE           BASE           BASE       BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $5,151
 Year 6      5.0%  $135,224    $5,151    4.0%   $130,073/(6)/   $96,190/(4)/  $130,073/(5)/ $130,073/(6)/    $130,073
-----------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6     5.0 %  $135,224    $7,000    4.0%   $128,224/(10)/  $94,823/(8)/  $128,224/(9)/ $128,224/(10)/   $128,224
-----------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals1.367% of the Protection with Investment Performance account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-4

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix IX: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you have the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

------------------------------------------------------------------------------------------------------
    ATP YEAR ANNIVERSARY          MINIMUM TRANSFER POINT              MAXIMUM TRANSFER POINT
------------------------------------------------------------------------------------------------------
 First day of first ATP year                10%                                 20%
------------------------------------------------------------------------------------------------------
             1st                            12%                                 22%
------------------------------------------------------------------------------------------------------
             2nd                            14%                                 24%
------------------------------------------------------------------------------------------------------
             3rd                            16%                                 26%
------------------------------------------------------------------------------------------------------
             4th                            18%                                 28%
------------------------------------------------------------------------------------------------------
             5th                            20%                                 30%
------------------------------------------------------------------------------------------------------
             6th                            22%                                 32%
------------------------------------------------------------------------------------------------------
             7th                            24%                                 34%
------------------------------------------------------------------------------------------------------
             8th                            26%                                 36%
------------------------------------------------------------------------------------------------------
             9th                            28%                                 38%
------------------------------------------------------------------------------------------------------
            10th                            30%                                 40%
------------------------------------------------------------------------------------------------------
            11th                            32%                                 42%
------------------------------------------------------------------------------------------------------
            12th                            34%                                 44%
------------------------------------------------------------------------------------------------------
            13th                            36%                                 46%
------------------------------------------------------------------------------------------------------
            14th                            38%                                 48%
------------------------------------------------------------------------------------------------------
            15th                            40%                                 50%
------------------------------------------------------------------------------------------------------
            16th                            42%                                 52%
------------------------------------------------------------------------------------------------------
            17th                            44%                                 54%
------------------------------------------------------------------------------------------------------
            18th                            46%                                 56%
------------------------------------------------------------------------------------------------------
            19th                            48%                                 58%
------------------------------------------------------------------------------------------------------
      20th (and later)                      50%                                 60%
------------------------------------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 10% on the first day of the first ATP year to 12% on the first day on the second ATP year. The maximum transfer point moves similarly

                                     IX-1

 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT
during the first ATP year from 20% on the first day of the first ATP year to 22% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------
                                                                MAY 14
                            MAY 15                             FIRST ATP
                           (DAY 1 OF                             YEAR
                        FIRST ATP YEAR) AUG 15 NOV 15 FEB 15  ANNIVERSARY
-------------------------------------------------------------------------
Minimum Transfer Point        10%       10.5%   11%   11.5%       12%
-------------------------------------------------------------------------
Maximum Transfer Point        20%       20.5%   21%   21.5%       22%

--------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------
                                                                 MAY 14
                             MAY 14                            SECOND ATP
                           (DAY 1 OF                              YEAR
                        SECOND ATP YEAR) AUG 15 NOV 15 FEB 15  ANNIVERSARY
--------------------------------------------------------------------------
Minimum Transfer Point        12%        12.5%   13%   13.5%       14%
--------------------------------------------------------------------------
Maximum Transfer Point        22%        22.5%   23%   23.5%       24%
--------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

  ATP% =  A - B
           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

                                     IX-2

 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

--------------------------------------------------------------------------------------------------------------------------
                            EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------------
CONTRACT        17.5%                              27%                                 35%
RATIO
--------------------------------------------------------------------------------------------------------------------------
VALUATION       4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
DAY
--------------------------------------------------------------------------------------------------------------------------
TRANSFER        Minimum = 18%                      Minimum = 20%                       Minimum = 22%
POINTS          Maximum = 28%                      Maximum = 30%                       Maximum = 32%
--------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS     Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                = $100,000                         = $100,000                          = $100,000
                AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                investment option = $40,000        investment option = $40,000         investment option = $40,000
                Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                   for the Protected Benefit account   for the Protected Benefit account
                                                   variable investment options =       variable investment options =
                                                   $20,000                             $20,000
--------------------------------------------------------------------------------------------------------------------------
TRANSFER        Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
POINT           minimum transfer point             minimum transfer point but less     maximum transfer point.
VALUATION       therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                option.                            Conservative Strategy investment    Conservative Strategy investment
                                                   option, if necessary.               option.
--------------------------------------------------------------------------------------------------------------------------
ATP%            0%                                 (0.27 - 0.2) / 0.1 = 0.7 OR         100%
(Contract                                          70%
Ratio -
Minimum
Transfer
Point) /
0.1
--------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT      (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
                -$20,000 (cannot be less than $0)  $50,000                             $80,000
(ATP%*Protected ATP Amount = $0
Benefit
account
value)
-Special
DCA
program
designated
for the
Protected
Benefit
account
variable
investment
options
--------------------------------------------------------------------------------------------------------------------------

                                     IX-3

 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

--------------------------------------------------------------------------------------------------------------------
                         EXAMPLE 1                          EXAMPLE 2                         EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------
TRANSFER     $0 - $40,000 = -$40,000,           SCENARIO 1 - using current         $80,000 - $40,000 = $40,000
AMOUNT       (transferred out of the AXA Ultra  assumptions:                       (transferred into the AXA Ultra
(ATP         Conservative Strategy investment   $50,000 - $40,000 = $10,000        Conservative Strategy investment
Amount) -    option)                            (transferred into the AXA Ultra    option)
(Protected                                      Conservative Strategy investment
Benefit                                         option)
account                                         SCENARIO 2 - if current amount
value                                           in AXA Ultra Conservative
currently                                       Strategy investment option =
in AXA                                          $65,000 instead of $40,000:
Ultra                                           $50,000 - $65,000 =
Conservative                                    -$15,000
Strategy                                        (transferred out of the AXA Ultra
investment                                      Conservative Strategy investment
option)                                         option)
--------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

ATP Year Set Back  =   (A - 1) X (B + C)
                             D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

                                     IX-4

 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

The following is an example of the ATP year set back:

---------------------------------------------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2
---------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                                 ATP year 4
                                                                                  [A = 4]
--------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSUMPTIONS                      Contract is in month 3 of the       Contract is now in month 5 of
                                 current contract year.              the same contract year.
                                 Total contract year to date         Total contract year to date
                                 contributions and transfers to the  contributions and transfers to the
                                 Protected Benefit account as of     Protected Benefit account as of
                                 the valuation day prior to the      the valuation day prior to the
                                 transaction date of the ATP set     transaction date of the ATP set
                                 back calculation = $0 [B = 0]       back calculation = $300
                                 The contribution and/or transfer    [B = 300]
                                 to the Protected Benefit account    The contribution and/or transfer
                                 on the transaction date of the      to the Protected Benefit account
                                 ATP set back calculation = $300     on the transaction date of the
                                 [C = 300]                           ATP set back calculation = $300
                                 Value of the GMIB benefit base      [C = 300]
                                 including the pro rata Roll-up      Value of the GMIB benefit base
                                 amount as of the valuation day      including the pro rata Roll-up
                                 prior to the ATP set back           amount as of the valuation day
                                 calculation = $616.92               prior to the ATP set back
                                 [D = 616.92]                        calculation = $926.11
                                                                     [D = 926.11]
---------------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98             (4-1) X (300 +300) = 1.47
       (A - 1) X (B + C)           616.92 + 300                         926.11 + 300
             D + C               Rounded to the nearest whole        Rounded to the nearest whole
                                 year = 1                            year = 1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP         New ATP year = 4-1 = 3 (ATP
Current ATP year - ATP year set  year is set back by 1)              year has already been set back to
back = New ATP year              NEW ATP YEAR = 3                    year 3. No additional set back
                                                                     will occur.)
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #3
--------------------------------------------------------------------
CURRENT ATP YEAR

---------------------------------------------------------------------
--------------------------------------------------------------------
ASSUMPTIONS                      Contract is now in month 7 of
                                 the same contract year.
                                 Total contract year to date
                                 contributions and transfers to the
                                 Protected Benefit account as of
                                 the valuation day prior to the
                                 transaction date of the ATP set
                                 back calculation = $600
                                 [B = 600]
                                 The contribution and/or transfer
                                 to the Protected Benefit account
                                 on the transaction date of the
                                 ATP set back calculation =
                                 $1,200 [C = 1,200]
                                 Value of the GMIB benefit base
                                 including the pro rata Roll-up
                                 amount as of the valuation day
                                 prior to the ATP set back
                                 calculation = $1,238.41
                                 [D = 1,238.41]
--------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           1,238.41 + 1200
             D + C               Rounded to the nearest whole
                                 year = 2
--------------------------------------------------------------------
--------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1 additional
back = New ATP year              year)
                                 NEW ATP YEAR = 2
--------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed the GMIB benefit base will be adjusted as follows:

  New Benefit Base =  (1- 3%) X A   _ D
                      -------------
                       1 - B + C

   WHERE:

  New Benefit Base =  The new value that both the GMIB
                      benefit base and if applicable,
                      the Roll-up to age 85 benefit base
                      and Highest Anniversary Value
                      benefit base will be adjusted to
                      if this value is less than the
                      current value of the respective
                      benefit bases.

                                     IX-5

 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the sixth month of the fifth ATP year. In the current ATP year, the number of completed months on the next valuation day is six. The minimum transfer point is 19%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(18%+20%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12
- 0).

When the ATP exit option is processed, the new GMIB benefit base is:

  New GMIB benefit base =  (1- 3%) X 100,000   _ 3,250
                           -------------------
                            1 - .19 + .021

Your GMIB benefit base is adjusted to the new GMIB benefit base ($113,477) as the new GMIB benefit base is less than both Guaranteed benefit bases.


Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the GMIB benefit base would be $133,477 ($113,477 + $20,000).


Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then process the new GMIB benefit base would be:

  New GMIB benefit base =  (1- 3%) X 120,000   _ 3,250
                           -------------------
                            1 - .19 + .021


Your GMIB benefit base is adjusted to $136,822.

                                     IX-6

 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

Appendix X: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protected Benefit
CONTRACT/(1)/                account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the
                             Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   For contracts with owner issue ages 76-80, your contributions to the Protected Benefit account are limited to the first contract year.
                         .   You may make subsequent contributions to your Investment account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protected Benefit
CONTRACT/(1)/                account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the
                             Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   For contracts with owner issue ages 76-80, your contributions to the Protected Benefit account are limited to the first contract year.
                         .   You may make subsequent contributions to your Investment account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protected Benefit
CONTRACT/(1)/                account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the
                             Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   For contracts with owner issue ages 76-80, your contributions to the Protected Benefit account are limited to the first contract year.
                         .   You may make subsequent contributions to your Investment account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (SERIES B, SERIES L, SERIES C & SERIES ADV)
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, C AND L:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protected Benefit
CONTRACT/(1)/                account and the Investment Account through age 70, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to the Protected Benefit account will no longer be permitted.
                         FOR SERIES ADV:
                         .   You may make subsequent contributions to the Protected Benefit account and the Investment Account until the first contract date anniversary. However, once you make a withdrawal from the
                             Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Any subsequent contributions must be from the same type of IRA of the same deceased owner.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protected Benefit
CONTRACT/(1)/                account and the Investment account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
See Appendix III earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                PAGE

Who is AXA Equitable?                                            2

Unit Values                                                      2

Custodian and Independent Registered Public Accounting Firm      2

Distribution of the Contracts                                    2

Financial Statements                                             2

Condensed Financial Information                              Appendix I

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2018.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #491606

Retirement Cornerstone(R) Series 12.0

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2018


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2018. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

         TABLE OF CONTENTS

         Who is AXA Equitable?                                       2

         Unit Values                                                 2

         Custodian and Independent Registered Public
           Accounting Firm                                           2

         Distribution of the Contracts                               2

         Financial Statements                                        2

         Condensed Financial Information                    Appendix I




             Copyright 2018 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.


                                              Retirement Cornerstone Series 12.0
                                                                         #491606

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series 12.0.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of the Separate Account at December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70 AXA Equitable paid AXA Advisors a fee of $0 in 2017, $0 in 2016 and $0 in 2015. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $521,468,953 in 2017, $542,160,541 in 2016 and $560,399,960 in 2015. Of these amounts, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                            $11.88 $10.98 $10.24 $10.78     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,157  1,119    938    662     --     --
----------------------------------------------------------------------------------
1290 VT EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                            $22.96 $20.08 $18.01 $18.56 $17.30 $13.31
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      718    720    707    682    676    126
----------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                            $14.27 $13.61 $12.81 $12.64 $12.60 $11.51
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      506    517    493    459    371     26
----------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                            $27.98 $24.41 $20.06 $21.56 $21.19 $15.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,351  5,995  5,609  4,915  3,765    476
----------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                            $11.74 $11.17 $10.13 $10.59     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      535    462    433    308     --     --
----------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 9.21 $ 8.33 $ 6.51 $ 8.89     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      306    334    175     85     --     --
----------------------------------------------------------------------------------
1290 VT REAL ESTATE
----------------------------------------------------------------------------------
   Unit value                            $12.12 $11.14 $10.78 $11.15     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      597    577    439    271     --     --
----------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.78 $10.82 $10.04 $10.98 $11.15 $10.47
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,545  3,940  4,291  4,675  3,292    981
----------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $16.81 $14.73 $14.29 $14.29 $13.52 $11.78
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      219    244    254    244    250     71
----------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $13.58 $10.22 $11.14 $11.54 $11.86 $10.60
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      498    512    556    505    401     37
----------------------------------------------------------------------------------
ALL ASSET GROWTH -- ALT 20
----------------------------------------------------------------------------------
   Unit value                            $16.32 $14.26 $13.19 $13.91 $13.77 $12.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,433    983    826    628    436     33
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------------------
                                           2017     2016     2015    2014    2013    2012
------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------
   Unit value                            $  26.38 $  23.97 $  19.79 $ 20.38 $ 17.76 $13.85
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      3,012    2,616    1,957   1,354     924    115
------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------
   Unit value                            $  10.28 $  10.08 $   9.93 $ 10.07      --     --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,537    2,417    1,452     627      --     --
------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
------------------------------------------------------------------------------------------
   Unit value                            $  14.45 $  11.65 $  11.59 $ 11.75      --     --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        670      596      552     326      --     --
------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
------------------------------------------------------------------------------------------
   Unit value                            $  13.60 $  12.00 $  11.33 $ 11.61      --     --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        387      372      389     348      --     --
------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------------------
   Unit value                            $  12.37 $   9.71 $   9.37 $  9.82      --     --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,282    2,023    1,676     960      --     --
------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------
   Unit value                            $  18.64 $  15.86 $  14.77 $ 15.23 $ 14.74 $11.81
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        718      779      811     835     934     87
------------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
------------------------------------------------------------------------------------------
   Unit value                            $  16.07 $  14.07 $  13.06 $ 13.39 $ 12.77 $10.48
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    166,037  137,739  117,206  78,119  36,718  7,019
------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------
   Unit value                            $  14.54 $  13.41 $  12.82 $ 13.08 $ 12.69 $11.31
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    131,075  126,288  113,639  91,852  62,157  9,668
------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------
   Unit value                            $  13.53 $  12.69 $  12.25 $ 12.47 $ 12.17 $11.16
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     68,930   66,225   57,851  48,006  34,378  6,767
------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------
   Unit value                            $  11.64 $  11.31 $  11.14 $ 11.31 $ 11.17 $10.84
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     40,547   42,959   35,647  29,801  21,710  4,313
------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                            $  16.66 $  13.39 $  12.98 $ 13.39 $ 13.34 $11.23
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        280      315      348     377     305     27
------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------
   Unit value                            $  16.79 $  14.96 $  14.02 $ 14.35 $ 13.76 $11.60
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    164,626  146,086  127,820  91,406  46,758  8,473
------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------
   Unit value                            $  12.83 $  10.29 $  10.41 $ 11.02 $ 11.91 $10.27
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        322      306      300     263     165     21
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------------
                                           2017     2016     2015     2014     2013    2012
---------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
   Unit value                            $  12.51 $  10.28 $  10.33 $  10.81 $  11.80 $ 10.02
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        170      203      239      247      226      10
---------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
   Unit value                            $  24.84 $  19.48 $  18.70 $  18.21 $  16.61 $ 12.43
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        164      181      208      185      132       6
---------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
   Unit value                            $  21.52 $  19.15 $  16.82 $  17.75 $  16.03 $ 12.26
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        363      329      290      240      122      11
---------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
   Unit value                            $  23.52 $  21.21 $  18.27 $  19.19 $  17.53 $ 13.35
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        167      148      124      100       63       6
---------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                            $  14.42 $  13.15 $  12.65 $  12.93 $  12.71 $ 11.39
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,349    5,512    5,429    4,693    3,499     519
---------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                            $  15.65 $  14.18 $  13.42 $  13.71 $  13.22 $ 11.46
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    258,076  251,896  237,051  202,854  152,548  17,471
---------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                            $  16.45 $  14.51 $  13.70 $  14.06 $  13.73 $ 11.61
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,688    1,820    2,066    2,195    2,264     321
---------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                            $  10.16 $  10.10 $  10.09 $  10.23 $  10.17 $ 10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      6,602   13,003    2,768      155       12      --
---------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------------------------
   Unit value                            $  13.43 $  12.05 $  11.77 $  12.00 $  11.60 $ 10.12
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    138,077  135,772  131,091  103,758   67,732  12,667
---------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------------
   Unit value                            $  28.51 $  23.55 $  21.19 $  22.11 $  21.63 $ 15.86
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        971      916      894      739      579      89
---------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
---------------------------------------------------------------------------------------------
   Unit value                            $  17.89 $  14.43 $  14.49 $  14.50 $  14.15 $ 10.31
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,537    2,800    3,337    3,541    2,744     448
---------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
   Unit value                            $  16.54 $  15.24 $  13.98 $  14.60 $  13.93 $ 12.32
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        155      169      178      191      159      27
---------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
   Unit value                            $  22.87 $  20.74 $  16.82 $  18.24 $  18.09 $ 13.41
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         86       95       99      109      118      13
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------
                                          2017    2016    2015    2014    2013    2012
---------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 17.83 $ 15.71 $ 14.54 $ 15.16 $ 14.56 $11.96
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       268     292     321     242     134     14
---------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
---------------------------------------------------------------------------------------
   Unit value                            $ 19.52 $ 15.46 $ 16.38 $ 17.56 $ 17.92 $13.10
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,211   1,218   1,319   1,315   1,106    166
---------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 25.65 $ 19.30 $ 18.31 $ 16.63 $ 15.63 $12.45
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,454   1,118     641     561     564     52
---------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 20.25 $ 17.97 $ 16.09 $ 16.70 $ 15.42 $12.09
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32      35      41      41      41      1
---------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 17.36 $ 14.50 $ 13.96 $ 14.52 $ 14.56 $11.62
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110     121     139     143     144     31
---------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------------------------
   Unit value                            $ 14.47 $ 12.89 $ 12.58 $ 12.87 $ 12.80 $11.33
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,985   3,907   3,781   3,721   3,186    463
---------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
---------------------------------------------------------------------------------------
   Unit value                            $ 27.12 $ 21.27 $ 20.03 $ 19.80 $ 17.60 $13.35
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,171   1,153   1,149     900     602     62
---------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
---------------------------------------------------------------------------------------
   Unit value                            $ 19.86 $ 18.08 $ 14.63 $ 17.06 $ 18.22 $12.93
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       302     306     295     242     215      5
---------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------
   Unit value                            $ 20.97 $ 19.65 $ 16.88 $ 18.22 $ 16.83 $12.38
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,343   4,386   4,345   3,867   2,942    361
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------
   Unit value                            $ 26.91 $ 21.74 $ 20.31 $ 20.19 $ 18.51 $14.23
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       291     291     307     274     189     19
---------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------------
   Unit value                            $ 25.12 $ 21.13 $ 19.16 $ 19.43 $ 17.56 $13.43
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,213     989     894     630     393     40
---------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------
   Unit value                            $ 10.63 $ 10.62 $ 10.61 $ 10.70 $ 10.59 $10.90
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    13,658  13,957  14,039  14,262  14,098    187
---------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
---------------------------------------------------------------------------------------
   Unit value                            $ 10.33 $  7.81 $  7.21 $  8.92      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       358     268     165     135      --     --
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                            $25.06 $20.98 $19.11 $19.20 $17.22 $13.27
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,842  4,944  3,812  2,626  1,611    287
----------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                            $10.23 $ 9.90 $ 9.96 $10.50 $10.54 $10.96
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      346    394    404    395    348     56
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.98 $10.08 $10.16 $10.25 $10.23 $10.54
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,978  6,304  6,132  6,321  6,263    104
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                            $13.55 $11.14 $11.04 $11.43 $12.44 $10.38
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,389  1,202  1,095    614    366     40
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                            $23.63 $20.29 $17.51 $18.91 $17.59 $13.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      968    937    957    827    178     19
----------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $24.93 $21.45 $17.88 $18.54 $16.42 $12.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      282    272    245    238    246     43
----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------
   Unit value                            $27.44 $21.51 $20.50 $19.80 $17.88 $13.67
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,295  1,094    867    654    434     77
----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------
   Unit value                            $23.02 $20.64 $17.95 $19.03 $17.12 $13.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      906    729    623    445    268     49
----------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $16.50 $12.65 $12.57 $12.71 $13.56 $12.09
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,255  1,048    981    797    622    100
----------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------
   Unit value                            $26.56 $23.31 $19.69 $20.54 $19.09 $14.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,585  1,417  1,171    873    560     90
----------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------
   Unit value                            $ 9.04 $ 9.12 $ 9.24 $ 9.36 $ 9.49 $ 9.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,616  5,367  3,966  2,305  1,534    371
----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------
   Unit value                            $21.03 $15.71 $15.91 $15.62 $15.55 $12.47
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,739  1,591  1,622  1,226    804     66
----------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------
   Unit value                            $10.61 $10.45 $ 9.59 $ 9.95     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      897    665    424    236     --     --
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.56 $ 9.51 $ 9.45 $ 9.60 $ 9.73 $ 9.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,700  1,734  1,568  1,378  1,233    144
----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------
   Unit value                            $25.70 $22.84 $19.20 $20.38 $19.69 $14.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,092    959    799    577    400     61
----------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------
   Unit value                            $28.39 $21.56 $21.56 $19.82 $18.48 $13.57
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,557  3,158  2,810  2,063  1,449    261
----------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $23.72 $19.76 $18.59 $18.75 $17.02 $13.17
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,334  4,315  4,103  3,348  2,490    363
----------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $23.00 $19.34 $17.50 $18.03 $17.23 $12.84
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,212  2,072  1,980  1,568  1,104    130
----------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $13.50 $12.71 $11.92 $12.32 $12.07 $12.23
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,155  3,546  2,881  2,133  1,570    258
----------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $15.26 $13.63 $12.35 $12.51 $11.52 $10.35
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,496  1,351    817    432    202     47
----------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $16.65 $15.06 $13.49 $14.57 $14.35 $11.75
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      673    660    684    703    452     21
----------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $15.85 $14.65 $13.01 $14.19 $13.74 $12.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,360  2,369  2,469  2,040  1,127    115
----------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $18.19 $17.01 $14.85 $15.83 $14.97 $11.83
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      478    510    559    555    485     51
----------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $16.64 $13.98 $12.21 $12.84     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,547  2,386  1,888  1,550     --     --
----------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $13.39 $12.98 $12.18 $12.84 $12.77 $12.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,151  3,056  2,914  2,500  1,626    208
----------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------
   Unit value                            $22.16 $20.26 $18.12 $20.29 $18.14 $13.87
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      918  1,014  1,033    889    642     75
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------
   Unit value                            $21.36 $19.97 $17.67 $17.58 $15.83 $12.26
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,569  2,267  1,264    582    378     37
----------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------
   Unit value                            $17.00 $15.28 $15.21 $15.68 $13.89 $13.74
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,625  2,773  2,783  2,423  1,924    258
----------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------
   Unit value                            $12.92 $12.33 $11.27 $11.82 $11.79 $11.19
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,503  1,405  1,292  1,045    695    146
----------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------
   Unit value                            $15.72 $12.98 $13.24 $13.77 $13.94 $11.90
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,023  2,062  2,021  1,681  1,230    176
----------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $18.30 $16.17 $14.48 $15.32 $14.91 $11.76
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      584    590    559    470    331     47
----------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $23.26 $20.72 $18.77 $20.18 $20.02 $14.80
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      512    460    387    253    189     29
----------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $12.44 $10.65 $11.08 $12.25 $13.10 $10.60
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,327  1,541  1,837  1,962  1,480    199
----------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $19.78 $17.34 $16.43 $16.99 $15.68 $12.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      492    526    560    524    468     46
----------------------------------------------------------------------------------
IVY VIP ENERGY
----------------------------------------------------------------------------------
   Unit value                            $10.93 $12.67 $ 9.54 $12.42 $14.07 $11.16
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,841  1,872  1,617  1,315    900     95
----------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 8.10 $ 7.97 $ 6.52 $ 8.51 $ 9.92 $ 9.32
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      859    895    902    858    758     85
----------------------------------------------------------------------------------
IVY VIP HIGH INCOME
----------------------------------------------------------------------------------
   Unit value                            $17.36 $16.49 $14.38 $15.58 $15.49 $14.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,983  4,604  4,507  4,025  2,746    377
----------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $24.81 $19.81 $18.91 $20.34 $19.10 $14.89
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,590  1,570  1,540  1,320  1,060    150
----------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $27.24 $20.89 $20.84 $21.74 $21.41 $13.87
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,721  1,721  1,755  1,445  1,040    145
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $21.68 $17.84 $17.56 $17.46 $17.42 $12.31
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      890    836    839    605    485     57
----------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $13.12 $10.40 $ 8.73 $11.06 $11.75 $12.05
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,539  4,388  4,303  3,914  3,294    494
----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $14.24 $13.21 $11.94 $12.28 $11.93 $11.17
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,695  3,072  2,524  1,193    524     54
----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $17.09 $14.82 $13.35 $13.65 $12.67 $ 9.89
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      199    209    236    266    239     60
----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $16.30 $13.44 $13.45 $13.26 $12.67 $ 9.36
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      181    193    222    157    127     23
----------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $20.34 $16.25 $15.85 $15.11 $15.14 $12.01
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,407  5,940  5,208  3,639  2,451    313
----------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------
   Unit value                            $23.20 $19.10 $17.87 $18.11 $16.58 $12.75
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      303    299    302    259    224     15
----------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $24.10 $19.06 $18.24     --     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      420    381    345     --     --     --
----------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $31.69 $23.16 $21.65 $19.84 $18.21 $13.69
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      678    611    589    495    350     56
----------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------
   Unit value                            $19.06 $16.86 $15.36 $18.25 $16.44 $13.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,638  1,610  1,516  1,258    783    109
----------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------
   Unit value                            $24.52 $19.05 $18.66 $18.18 $16.65 $12.30
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      376    381    360    287    248      4
----------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $27.52 $22.01 $20.89 $21.49 $20.76 $15.01
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      445    417    428    330    266      8
----------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------
   Unit value                            $26.22 $24.31 $20.68 $22.18 $21.34 $15.94
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      257    276    230    198    169      4
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $ 6.94 $ 6.89 $ 6.08 $ 8.29 $10.33 $12.27
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,309  1,391  1,435  1,326  1,125    144
----------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $14.52 $13.40 $11.99 $12.44 $12.43 $13.55
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      705    742    781    849    780    123
----------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.63 $11.37 $10.97 $11.43 $11.24 $12.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,051  3,229  3,271  3,349  3,099    685
----------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $12.12 $11.71 $11.57 $11.68 $11.36 $11.75
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    7,400  7,160  6,778  6,307  5,881    993
----------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $33.47 $27.68 $33.17 $32.54 $25.41 $15.29
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      994  1,030  1,074    779    499     39
----------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
----------------------------------------------------------------------------------
   Unit value                            $39.94 $31.79 $36.07 $32.49 $25.09 $16.89
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,081  2,012  2,006  1,356    905    126
----------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $12.50 $ 9.02 $ 7.78 $ 9.80 $10.84 $11.09
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      768    664    623    503    406     30
----------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $13.29 $11.54 $10.91 $11.82 $13.47 $11.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      433    465    503    462    382     30
----------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $12.28 $12.21 $12.01 $12.72 $12.66 $12.62
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,899  5,998  6,273  5,711  4,423    615
----------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $16.35 $13.97 $12.92 $13.99 $14.59 $11.30
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       92    103    113    116    119     14
----------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------
   Unit value                            $ 8.51 $ 8.80 $ 6.21 $ 9.49 $11.92 $10.95
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,828  1,999  1,979  1,980  1,739    372
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                            $11.46 $10.62 $ 9.93 $10.48     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        3      3      3      2     --     --
----------------------------------------------------------------------------------
1290 VT EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                            $22.49 $19.72 $17.73 $18.32 $17.12 $13.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       57     63     57     64     75     32
----------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                            $13.98 $13.37 $12.61 $12.48 $12.47 $11.42
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       43     43     45     42     38      6
----------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                            $27.41 $23.98 $19.76 $21.28 $20.97 $15.31
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      509    532    565    604    593     87
----------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                            $11.16 $10.65 $ 9.68 $10.15     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       13      6      3      1     --     --
----------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 9.34 $ 8.46 $ 6.63 $ 9.08     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        3      3     --      1     --     --
----------------------------------------------------------------------------------
1290 VT REAL ESTATE
----------------------------------------------------------------------------------
   Unit value                            $10.86 $10.01 $ 9.71 $10.07     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       17     18     14      5     --     --
----------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.62 $10.69 $ 9.94 $10.90 $11.11 $10.46
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       66     99    127    156    173    131
----------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $16.47 $14.47 $14.07 $14.11 $13.38 $11.69
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       21     24     29     22     20     22
----------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $13.31 $10.04 $10.97 $11.39 $11.74 $10.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       34     37     43     56     60      5
----------------------------------------------------------------------------------
ALL ASSET GROWTH -- ALT 20
----------------------------------------------------------------------------------
   Unit value                            $15.98 $14.01 $12.98 $13.73 $13.62 $12.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       82     79     76     72    101      3
----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------
   Unit value                            $25.84 $23.55 $19.49 $20.11 $17.57 $13.74
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      123    133    135    115     96     13
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------
                                           2017    2016    2015    2014    2013   2012
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
---------------------------------------------------------------------------------------
   Unit value                             $10.07  $ 9.90  $ 9.78  $ 9.95      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        75      61      37      24      --     --
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
---------------------------------------------------------------------------------------
   Unit value                             $13.65  $11.03  $11.00  $11.18      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30      32      52      19      --     --
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
---------------------------------------------------------------------------------------
   Unit value                             $12.76  $11.29  $10.69  $10.97      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      --      --      --      --     --
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
---------------------------------------------------------------------------------------
   Unit value                             $11.97  $ 9.42  $ 9.11  $ 9.57      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        60      41      42      23      --     --
---------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                             $18.26  $15.57  $14.54  $15.03  $14.58 $11.72
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       237     247     243     255     273      6
---------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                             $15.84  $13.90  $12.94  $13.30  $12.71 $10.46
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,474   2,284   2,298   2,300   2,294  1,613
---------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------
   Unit value                             $14.25  $13.17  $12.62  $12.91  $12.56 $11.22
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     7,487   8,131   8,489   9,199   9,203  1,388
---------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------
   Unit value                             $13.25  $12.47  $12.06  $12.31  $12.04 $11.07
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,436   4,877   5,149   5,781   6,496  1,216
---------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                             $11.40  $11.10  $10.97  $11.16  $11.05 $10.75
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,985   3,618   3,891   4,049   4,558  1,120
---------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                             $16.32  $13.15  $12.78  $13.21  $13.20 $11.14
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        34      38      47      47      53      3
---------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------
   Unit value                             $16.45  $14.69  $13.81  $14.16  $13.62 $11.51
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,503   3,465   3,626   3,580   3,524  1,372
---------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                             $12.57  $10.11  $10.24  $10.88  $11.79 $10.19
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      15      16      15     --
---------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                             $12.26  $10.09  $10.17  $10.67  $11.68 $ 9.94
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      35      42      42      46     --
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------
                                          2017    2016    2015    2014    2013    2012
---------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 24.33 $ 19.13 $ 18.41 $ 17.98 $ 16.44 $12.33
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13       9       9      10      12      2
---------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 21.08 $ 18.80 $ 16.56 $ 17.52 $ 15.86 $12.16
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        34      27      28      32      27     --
---------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 23.04 $ 20.83 $ 17.98 $ 18.94 $ 17.35 $13.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      12      14      15      15      4
---------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                            $ 14.12 $ 12.92 $ 12.45 $ 12.76 $ 12.58 $11.30
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       360     382     433     469     502     70
---------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 15.33 $ 13.93 $ 13.21 $ 13.53 $ 13.09 $11.37
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    27,058  28,956  30,267  31,930  33,129  3,605
---------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                            $ 16.12 $ 14.25 $ 13.49 $ 13.88 $ 13.59 $11.52
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       231     267     320     331     343     14
---------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 10.00 $  9.97 $  9.99 $ 10.14 $ 10.11 $10.06
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       517     434     143       7       4     --
---------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 13.20 $ 11.87 $ 11.62 $ 11.88 $ 11.52 $10.07
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     7,862   8,471   8,972   9,160   9,094  2,299
---------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 27.93 $ 23.13 $ 20.86 $ 21.83 $ 21.41 $15.74
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        73      69      78      82      85     19
---------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 17.58 $ 14.22 $ 14.31 $ 14.36 $ 14.05 $10.26
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       283     328     382     432     441     91
---------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 16.21 $ 14.96 $ 13.76 $ 14.41 $ 13.79 $12.22
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      20      26      23      10      4
---------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 22.40 $ 20.36 $ 16.56 $ 18.00 $ 17.90 $13.30
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      21      16      19      30      1
---------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 17.47 $ 15.43 $ 14.31 $ 14.96 $ 14.41 $11.87
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6       8      21      20      2
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------
   Unit value                            $19.12 $15.19 $16.12 $17.33 $17.73 $13.00
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      189    202    231    253    274     46
----------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                            $25.12 $18.96 $18.03 $16.42 $15.47 $12.35
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      102     96     77     72     72      8
----------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $19.84 $17.65 $15.84 $16.48 $15.26 $11.99
----------------------------------------------------------------------------------
   Number of units outstanding (000's)        4      5      7      7      7     --
----------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $17.01 $14.24 $13.74 $14.34 $14.40 $11.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       34     35     36     40     41      7
----------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $14.17 $12.66 $12.39 $12.71 $12.66 $11.24
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      157    219    240    240    271     25
----------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $26.57 $20.88 $19.72 $19.54 $17.42 $13.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       58     67     74     86     99      8
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                            $24.98 $22.80 $18.49 $21.62 $23.14 $16.47
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       92    101    115    117    115      1
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                            $20.54 $19.30 $16.62 $17.99 $16.65 $12.28
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      270    300    331    368    354     24
----------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------
   Unit value                            $26.36 $21.35 $20.00 $19.93 $18.32 $14.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       33     30     36     34     32     --
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.61 $20.75 $18.87 $19.17 $17.38 $13.33
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       81     79     83     64     61     18
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                            $10.42 $10.43 $10.45 $10.57 $10.48 $10.82
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,193  4,950  4,927  5,106  5,183     23
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                            $10.32 $ 7.82 $ 7.24 $ 8.99     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       32     12      1     --     --     --
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.55 $20.60 $18.81 $18.96 $17.04 $13.16
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      390    358    330    318    316     50
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                            $10.02 $ 9.72 $ 9.81 $10.36 $10.43 $10.87
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       52     52     52     49     51      4
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.78 $ 9.90 $10.01 $10.12 $10.12 $10.46
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,168  2,119  2,157  2,208  2,248      3
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                            $13.27 $10.94 $10.87 $11.29 $12.31 $10.30
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      112    110    114     67     58     10
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                            $23.15 $19.93 $17.24 $18.67 $17.41 $13.09
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     82     93     88     31      1
----------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $24.42 $21.07 $17.61 $18.30 $16.25 $12.15
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       86     91     72     61     59      3
----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------
   Unit value                            $26.88 $21.13 $20.18 $19.55 $17.69 $13.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      114     99     98     87     78      7
----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------
   Unit value                            $22.55 $20.27 $17.68 $18.79 $16.94 $13.08
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       65     52     42     42     37      2
----------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $16.16 $12.43 $12.38 $12.55 $13.42 $11.99
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       92     66     76     77     86     16
----------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------
   Unit value                            $26.02 $22.89 $19.39 $20.27 $18.89 $14.47
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      127    106    106     88     73      5
----------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------
   Unit value                            $ 8.85 $ 8.96 $ 9.10 $ 9.24 $ 9.39 $ 9.53
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      375    559    437    498    612  1,674
----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------
   Unit value                            $20.60 $15.43 $15.66 $15.42 $15.39 $12.37
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      111    101    111    105    104      4
----------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------
   Unit value                            $10.18 $10.05 $ 9.25 $ 9.62     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       12     17     13      5     --     --
----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.37 $ 9.34 $ 9.30 $ 9.47 $ 9.63 $ 9.78
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      149    146    156    152    172     22
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------
   Unit value                            $25.17 $22.43 $18.90 $20.11 $19.49 $14.40
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      104     89     80     59     61      4
----------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------
   Unit value                            $27.81 $21.18 $21.23 $19.56 $18.29 $13.47
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      177    182    205    177    182     42
----------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $23.23 $19.41 $18.30 $18.51 $16.84 $13.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      241    259    294    297    301     24
----------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $22.54 $18.99 $17.23 $17.79 $17.05 $12.74
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      116    127    139    155    153     13
----------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $13.22 $12.49 $11.74 $12.16 $11.95 $12.13
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      242    240    220    232    237     47
----------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $15.04 $13.47 $12.24 $12.42 $11.47 $10.33
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       12      6     --     --     --     --
----------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $16.32 $14.80 $13.28 $14.39 $14.21 $11.66
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       10      8      9     18     12     --
----------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $15.54 $14.39 $12.82 $14.01 $13.60 $12.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       67     75     73     63     65      4
----------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $17.83 $16.71 $14.63 $15.63 $14.82 $11.74
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       44     47     49     55     56      1
----------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $15.53 $13.09 $11.45 $12.07     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       64     64     67     65     --     --
----------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $13.12 $12.74 $11.99 $12.67 $12.63 $12.42
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      163    180    193    204    194     26
----------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------
   Unit value                            $21.71 $19.89 $17.84 $20.03 $17.96 $13.76
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       66     73     82     88     91     17
----------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------
   Unit value                            $18.60 $17.43 $15.46 $15.42 $13.92 $10.81
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       20     25     21     17     15      3
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------
   Unit value                            $16.66 $15.01 $14.97 $15.48 $13.75 $13.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      188    210    228    244    242     40
----------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------
   Unit value                            $12.69 $12.15 $11.13 $11.70 $11.70 $11.13
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       51     57     77     84     84     23
----------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------
   Unit value                            $15.40 $12.74 $13.04 $13.60 $13.80 $11.81
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      135    147    150    160    161     17
----------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $17.93 $15.88 $14.25 $15.13 $14.75 $11.66
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     22     24     26     29      1
----------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $22.78 $20.35 $18.48 $19.92 $19.82 $14.68
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       35     45     50     50     55      2
----------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $12.22 $10.50 $10.94 $12.13 $13.00 $10.55
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       32     36     47     60     64     10
----------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $19.38 $17.03 $16.18 $16.78 $15.51 $12.16
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       79    100    125    147    146      5
----------------------------------------------------------------------------------
IVY VIP ENERGY
----------------------------------------------------------------------------------
   Unit value                            $10.71 $12.45 $ 9.40 $12.26 $13.92 $11.07
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      195    202    202    198    180     13
----------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 7.93 $ 7.83 $ 6.42 $ 8.40 $ 9.82 $ 9.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       92     99     91     97    131      7
----------------------------------------------------------------------------------
IVY VIP HIGH INCOME
----------------------------------------------------------------------------------
   Unit value                            $17.01 $16.19 $14.15 $15.38 $15.33 $14.09
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      303    326    340    371    393     55
----------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $24.30 $19.45 $18.62 $20.07 $18.90 $14.78
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       97    118    128    143    143     13
----------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $26.68 $20.51 $20.52 $21.46 $21.18 $13.76
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      149    163    198    205    220     31
----------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $21.23 $17.52 $17.29 $17.24 $17.23 $12.21
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       62     71     78     78     77      7
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-----------------------------------------------------------------------------------
                                              FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------
                                          2017    2016   2015   2014   2013   2012
-----------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $ 12.86 $10.22 $ 8.59 $10.92 $11.63 $11.96
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)       563    536    574    575    572     76
-----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $ 14.00 $13.02 $11.79 $12.16 $11.84 $11.12
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)       174    167    149    137    101     22
-----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $ 16.79 $14.60 $13.19 $13.52 $12.58 $ 9.84
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        14     19     21     22     25      4
-----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $ 16.02 $13.24 $13.28 $13.13 $12.58 $ 9.32
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        25     27     29     25     27      3
-----------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $ 19.93 $15.96 $15.61 $14.91 $14.98 $11.92
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)       389    420    432    387    360     52
-----------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------
   Unit value                            $ 22.73 $18.76 $17.59 $17.88 $16.40 $12.65
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        31     33     47     47     46      2
-----------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $ 23.61 $18.72 $17.96     --     --     --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        61     56     63     --     --     --
-----------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $ 31.05 $22.74 $21.31 $19.59 $18.02 $13.59
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)       107     84     87     82     82      4
-----------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-----------------------------------------------------------------------------------
   Unit value                            $ 18.67 $16.56 $15.12 $18.02 $16.27 $13.75
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        76     98     99    104    101     15
-----------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------
   Unit value                            $105.14 $81.93 $80.45 $78.58 $72.12 $53.41
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        21     22     25     26     22      1
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                            $ 21.54 $17.28 $16.43 $16.95 $16.42 $11.90
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     67     83     89     87      1
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------
   Unit value                            $ 23.43 $21.78 $18.58 $19.98 $19.26 $14.43
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        40     40     42     44     45      2
-----------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                            $  6.80 $ 6.77 $ 5.99 $ 8.18 $10.22 $12.18
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)        89    110    127    119    116     12
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $14.22 $13.16 $11.80 $12.28 $12.30 $13.44
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      106    130    143    146    151     23
----------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.39 $11.17 $10.80 $11.28 $11.13 $12.46
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      281    335    363    392    445     77
----------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.87 $11.50 $11.39 $11.53 $11.24 $11.66
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      548    592    652    694    765    187
----------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $32.79 $27.18 $32.66 $32.12 $25.15 $15.17
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       52     88    112     95     95     17
----------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
----------------------------------------------------------------------------------
   Unit value                            $39.13 $31.22 $35.51 $32.07 $24.83 $16.75
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      109    152    173    155    145     23
----------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $12.24 $ 8.86 $ 7.66 $ 9.68 $10.73 $11.00
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       62     58     68     65     69      8
----------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $13.02 $11.33 $10.74 $11.67 $13.33 $11.01
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       36     48     52     38     39      1
----------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $12.03 $11.99 $11.83 $12.56 $12.52 $12.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      441    454    554    616    594     89
----------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $16.02 $13.73 $12.72 $13.82 $14.44 $11.21
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     14     15     15     15     --
----------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------
   Unit value                            $ 8.34 $ 8.64 $ 6.12 $ 9.36 $11.79 $10.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      205    275    226    246    255     35
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                            $11.67 $10.83 $10.14 $10.71     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      143    111     99     75     --     --
----------------------------------------------------------------------------------
1290 VT EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                            $22.31 $19.58 $17.62 $18.23 $17.05 $13.16
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      155    172    223    209    281     71
----------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                            $13.86 $13.27 $12.53 $12.42 $12.42 $11.38
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      153    163    168    172    179     22
----------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                            $27.18 $23.80 $19.63 $21.17 $20.88 $15.26
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,231  1,304  1,387  1,451  1,319    201
----------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                            $11.54 $11.02 $10.02 $10.52     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       96     79     70     43     --     --
----------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 9.05 $ 8.22 $ 6.45 $ 8.84     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       70     84     31      9     --     --
----------------------------------------------------------------------------------
1290 VT REAL ESTATE
----------------------------------------------------------------------------------
   Unit value                            $11.91 $10.98 $10.67 $11.07     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      168    176    130     58     --     --
----------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.55 $10.64 $ 9.91 $10.87 $11.09 $10.45
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      599    817    985  1,038    877    561
----------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $16.33 $14.36 $13.98 $14.03 $13.32 $11.65
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     82     80     87    114     22
----------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $13.20 $ 9.97 $10.90 $11.33 $11.69 $10.49
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      125    121    144    147    144     12
----------------------------------------------------------------------------------
ALL ASSET GROWTH -- ALT 20
----------------------------------------------------------------------------------
   Unit value                            $15.85 $13.91 $12.90 $13.66 $13.57 $12.09
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      236    156    149    150    142     43
----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------
   Unit value                            $25.63 $23.38 $19.37 $20.01 $17.50 $13.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      604    580    502    397    378     55
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
----------------------------------------------------------------------------------
   Unit value                            $10.10 $ 9.94 $ 9.83 $10.01     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      636    685    547    191     --     --
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------
                                           2017    2016    2015    2014    2013    2012
----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
----------------------------------------------------------------------------------------
   Unit value                             $ 14.20 $ 11.49 $ 11.47 $ 11.67      --     --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        130     117     114      56      --     --
----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
----------------------------------------------------------------------------------------
   Unit value                             $ 13.37 $ 11.84 $ 11.22 $ 11.53      --     --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        106      53      69      64      --     --
----------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
----------------------------------------------------------------------------------------
   Unit value                             $ 12.16 $  9.58 $  9.27 $  9.76      --     --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        497     450     398     307      --     --
----------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                             $ 18.11 $ 15.46 $ 14.45 $ 14.96 $ 14.52 $11.68
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        104     106     116     241     248    101
----------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                             $ 15.74 $ 13.83 $ 12.89 $ 13.26 $ 12.69 $10.45
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)     23,276  21,125  18,444  13,125   8,603  3,156
----------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------
   Unit value                             $ 14.13 $ 13.08 $ 12.55 $ 12.84 $ 12.50 $11.19
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)     24,000  24,626  24,519  22,803  21,185  4,080
----------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                             $ 13.14 $ 12.38 $ 11.99 $ 12.25 $ 11.99 $11.03
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)     11,890  12,679  12,097  11,360  10,146  2,075
----------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------
   Unit value                             $ 11.31 $ 11.02 $ 10.90 $ 11.10 $ 11.00 $10.72
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)      6,980   9,845   8,754   6,967   6,654  1,463
----------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                             $ 16.19 $ 13.05 $ 12.70 $ 13.14 $ 13.14 $11.10
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         75      86     103     111     105     22
----------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------
   Unit value                             $ 16.32 $ 14.59 $ 13.72 $ 14.09 $ 13.56 $11.47
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)     21,630  21,350  19,400  15,228  11,319  4,077
----------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                             $ 12.47 $ 10.04 $ 10.18 $ 10.82 $ 11.74 $10.15
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         72      78      88      80      98     11
----------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                             $ 12.16 $ 10.02 $ 10.11 $ 10.62 $ 11.63 $ 9.91
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         56      59      69      77      79      1
----------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                             $ 24.13 $ 18.99 $ 18.30 $ 17.88 $ 16.37 $12.29
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         52      54      59      61      45      3
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------
                                          2017    2016    2015    2014    2013    2012
---------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 20.90 $ 18.67 $ 16.46 $ 17.43 $ 15.79 $12.12
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        70      90      89      53      22      4
---------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 22.85 $ 20.68 $ 17.87 $ 18.84 $ 17.28 $13.20
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      44      48      42      24      4
---------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                            $ 14.01 $ 12.82 $ 12.38 $ 12.70 $ 12.53 $11.26
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       822     821     877     758     746     56
---------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $ 15.20 $ 13.83 $ 13.13 $ 13.46 $ 13.03 $11.34
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    57,284  59,827  59,870  58,408  54,630  5,952
---------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------
   Unit value                            $ 15.98 $ 14.14 $ 13.41 $ 13.81 $ 13.53 $11.49
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       247     282     291     336     377     62
---------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                            $  9.94 $  9.91 $  9.94 $ 10.11 $ 10.08 $10.04
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,160   2,336     630      33      23     --
---------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 13.11 $ 11.80 $ 11.57 $ 11.83 $ 11.48 $10.05
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)    30,269  32,215  32,655  29,589  25,908  6,458
---------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 27.70 $ 22.96 $ 20.74 $ 21.71 $ 21.32 $15.69
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       227     228     234     203     183     38
---------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                            $ 17.45 $ 14.13 $ 14.24 $ 14.30 $ 14.01 $10.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       654     783     977   1,101     969    229
---------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 16.07 $ 14.86 $ 13.68 $ 14.34 $ 13.73 $12.18
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       842      87      50      43      38     --
---------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 22.22 $ 20.22 $ 16.46 $ 17.91 $ 17.83 $13.26
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      32      36      40      75     12
---------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                            $ 17.32 $ 15.32 $ 14.23 $ 14.88 $ 14.35 $11.83
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       101     135     160     107      67     14
---------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
---------------------------------------------------------------------------------------
   Unit value                            $ 18.97 $ 15.08 $ 16.02 $ 17.24 $ 17.65 $12.96
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)       295     326     382     449     451     59
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                            $24.92 $18.82 $17.92 $16.33 $15.40 $12.31
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      259    212    142    141    143     21
----------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $19.68 $17.52 $15.74 $16.39 $15.20 $11.95
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       24     24     22     26     26      2
----------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                            $16.87 $14.14 $13.66 $14.26 $14.34 $11.49
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       45     53     60     79     64     11
----------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $14.05 $12.57 $12.31 $12.64 $12.61 $11.21
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,013  1,066  1,193  1,100  1,223    174
----------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                            $26.35 $20.73 $19.60 $19.44 $17.35 $13.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      239    222    205    157    139     18
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                            $18.94 $17.30 $14.04 $16.44 $17.61 $12.55
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      153    168    208    179    170      3
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                            $20.38 $19.16 $16.52 $17.89 $16.58 $12.24
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      855    913    998  1,091  1,055    181
----------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------
   Unit value                            $26.15 $21.19 $19.87 $19.83 $18.24 $14.07
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       87    113    121    115    137     14
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.41 $20.60 $18.75 $19.07 $17.31 $13.28
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      251    190    189    128     80      8
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                            $10.33 $10.35 $10.38 $10.51 $10.44 $10.78
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,986  5,925  6,428  6,457  6,961     46
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                            $10.15 $ 7.70 $ 7.14 $ 8.87     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       79     48     31     26     --     --
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.35 $20.45 $18.69 $18.86 $16.97 $13.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,336  1,355  1,182    953    843    103
----------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------
   Unit value                            $ 9.94 $ 9.65 $ 9.75 $10.31 $10.39 $10.84
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       82     87     98    112    138     15
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.70 $ 9.82 $ 9.94 $10.07 $10.08 $10.42
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,154  2,202  2,323  2,521  2,624     50
----------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------
   Unit value                            $13.16 $10.86 $10.81 $11.23 $12.26 $10.26
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      400    391    350    171    119     21
----------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------
   Unit value                            $22.95 $19.78 $17.14 $18.57 $17.34 $13.05
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      226    261    307    357     80     15
----------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $24.22 $20.92 $17.50 $18.20 $16.18 $12.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      100     84     70     49     49      9
----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------
   Unit value                            $26.66 $20.98 $20.05 $19.45 $17.62 $13.52
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      214    192    175    126    108     42
----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------
   Unit value                            $22.37 $20.12 $17.57 $18.69 $16.87 $13.04
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      168    149    127     85     57     13
----------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------
   Unit value                            $16.03 $12.34 $12.30 $12.48 $13.36 $11.95
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      241    247    254    311    322     44
----------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------
   Unit value                            $25.81 $22.72 $19.27 $20.17 $18.81 $14.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      417    370    300    325    289     52
----------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------
   Unit value                            $ 8.78 $ 8.89 $ 9.04 $ 9.19 $ 9.35 $ 9.50
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      857    883    902    757    781    123
----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------
   Unit value                            $20.43 $15.32 $15.57 $15.34 $15.32 $12.33
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      416    403    492    440    300     26
----------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------
   Unit value                            $10.43 $10.30 $ 9.49 $ 9.89     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      144     72     62     32     --     --
----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------
   Unit value                            $ 9.29 $ 9.27 $ 9.24 $ 9.42 $ 9.59 $ 9.75
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      406    388    394    416    451     54
----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------
   Unit value                            $24.97 $22.26 $18.78 $20.01 $19.41 $14.36
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      288    253    209    291    287     42
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------
   Unit value                            $27.58 $21.03 $21.09 $19.46 $18.21 $13.42
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      895    852    858    659    557    109
----------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $23.04 $19.27 $18.18 $18.41 $16.77 $13.02
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,011  1,091  1,222  1,172  1,131    204
----------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $22.35 $18.85 $17.13 $17.70 $16.97 $12.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      436    471    490    438    413     60
----------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $13.11 $12.40 $11.67 $12.10 $11.90 $12.09
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      812    825    810    874    908    166
----------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $14.96 $13.40 $12.19 $12.39 $11.45 $10.32
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      404    387    253    108     61      7
----------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $16.19 $14.70 $13.20 $14.31 $14.15 $11.62
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       98    118    145    222    143      6
----------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $15.41 $14.29 $12.74 $13.94 $13.55 $12.09
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      523    498    571    667    577     70
----------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $17.69 $16.60 $14.54 $15.55 $14.76 $11.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      115    117    143    166    159     22
----------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $16.36 $13.79 $12.09 $12.75     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      567    570    502    439     --     --
----------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $13.01 $12.65 $11.92 $12.60 $12.58 $12.38
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      621    651    762    722    562    117
----------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------
   Unit value                            $21.53 $19.75 $17.73 $19.92 $17.88 $13.72
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      236    279    334    345    288     38
----------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------------
   Unit value                            $18.49 $17.35 $15.40 $15.38 $13.90 $10.80
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      301    328    218     95     73     39
----------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------
   Unit value                            $16.52 $14.90 $14.88 $15.40 $13.69 $13.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      713    795    893    918    849    108
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------
   Unit value                            $12.60 $12.08 $11.08 $11.66 $11.67 $11.11
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      387    482    455    255    226     77
----------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------
   Unit value                            $15.27 $12.65 $12.95 $13.53 $13.74 $11.77
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      334    373    382    383    353     62
----------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $17.78 $15.77 $14.17 $15.05 $14.69 $11.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       64     66     66     69     75     10
----------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------
   Unit value                            $22.60 $20.20 $18.37 $19.81 $19.73 $14.64
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       66     65     67     56     61      4
----------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
----------------------------------------------------------------------------------
   Unit value                            $12.14 $10.43 $10.89 $12.08 $12.96 $10.53
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      268    378    617    831    811    211
----------------------------------------------------------------------------------
IVY VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------
   Unit value                            $19.22 $16.91 $16.08 $16.69 $15.45 $12.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      159    174    200    216    233     28
----------------------------------------------------------------------------------
IVY VIP ENERGY
----------------------------------------------------------------------------------
   Unit value                            $10.62 $12.36 $ 9.34 $12.19 $13.86 $11.03
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      333    381    351    313    277     36
----------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
----------------------------------------------------------------------------------
   Unit value                            $ 7.87 $ 7.77 $ 6.38 $ 8.36 $ 9.78 $ 9.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      250    271    267    308    305     32
----------------------------------------------------------------------------------
IVY VIP HIGH INCOME
----------------------------------------------------------------------------------
   Unit value                            $16.87 $16.07 $14.07 $15.30 $15.26 $14.04
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,187  1,255  1,350  1,594  1,403    174
----------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $24.10 $19.31 $18.50 $19.97 $18.82 $14.73
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      270    272    310    293    291     53
----------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $26.46 $20.37 $20.39 $21.35 $21.09 $13.71
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      376    403    453    395    310     55
----------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $21.06 $17.39 $17.18 $17.15 $17.16 $12.17
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      203    231    247    213    221     35
----------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $12.75 $10.14 $ 8.54 $10.86 $11.58 $11.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,040  1,094  1,246  1,318  1,420    246
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $13.90 $12.94 $11.73 $12.11 $11.80 $11.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      855    787    784    340    241     43
----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $16.67 $14.51 $13.12 $13.46 $12.54 $ 9.82
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       45     52     58     63     53     18
----------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $15.91 $13.16 $13.22 $13.08 $12.54 $ 9.30
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       53     64     70     47     30      2
----------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $19.76 $15.84 $15.51 $14.83 $14.91 $11.88
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,277  1,314  1,261  1,018    833    135
----------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------
   Unit value                            $22.54 $18.63 $17.48 $17.79 $16.33 $12.61
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       66     68     73     77     78      4
----------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $23.41 $18.58 $17.85     --     --     --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       86     87     78     --     --     --
----------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $30.79 $22.58 $21.18 $19.48 $17.94 $13.54
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      140    107    108    112    106     24
----------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------
   Unit value                            $18.51 $16.44 $15.03 $17.92 $16.20 $13.71
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      272    272    286    318    278     59
----------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------
   Unit value                            $23.52 $18.35 $18.03 $17.63 $16.20 $12.01
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      146    178    190    175    177      4
----------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                            $26.18 $21.02 $20.01 $20.66 $20.03 $14.53
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      159    188    201    169    154     10
----------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------
   Unit value                            $24.94 $23.20 $19.81 $21.33 $20.59 $15.44
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       99    118    133    128     98      3
----------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $ 6.75 $ 6.72 $ 5.95 $ 8.14 $10.18 $12.14
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      380    395    459    484    497     88
----------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $14.11 $13.06 $11.73 $12.21 $12.24 $13.40
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      223    244    283    326    343     89
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------
                                          2017   2016   2015   2014   2013   2012
----------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.30 $11.09 $10.73 $11.22 $11.08 $12.42
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      938  1,033  1,230  1,486  1,634    416
----------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                            $11.77 $11.42 $11.32 $11.47 $11.20 $11.62
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,935  2,070  2,179  2,541  2,812    694
----------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
----------------------------------------------------------------------------------
   Unit value                            $32.52 $26.98 $32.46 $31.95 $25.04 $15.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      221    238    271    220    161     20
----------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
----------------------------------------------------------------------------------
   Unit value                            $38.81 $30.99 $35.29 $31.91 $24.72 $16.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      359    403    480    349    294     49
----------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $12.14 $ 8.79 $ 7.61 $ 9.63 $10.68 $10.96
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      177    230    173    178    185     23
----------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $12.91 $11.25 $10.67 $11.60 $13.28 $10.98
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       83     91    135    150    157     13
----------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $11.93 $11.90 $11.76 $12.49 $12.47 $12.48
----------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,359  1,546  1,871  2,107  2,225    379
----------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
----------------------------------------------------------------------------------
   Unit value                            $15.89 $13.63 $12.65 $13.75 $14.38 $11.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     16     19     21     23      3
----------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------
   Unit value                            $ 8.27 $ 8.58 $ 6.08 $ 9.31 $11.74 $10.83
----------------------------------------------------------------------------------
   Number of units outstanding (000's)      397    494    487    572    610     92
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-5
   Statements of Operations for the Year Ended December 31, 2017......  FSA-71
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016....................................... FSA-105
   Notes to Financial Statements...................................... FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm                    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #498518

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account No. 70 of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(1)/    AXA CONSERVATIVE GROWTH STRATEGY/(1)/
 1290 VT DOUBLELINE DYNAMIC             AXA CONSERVATIVE STRATEGY/(1)/
 ALLOCATION/(1)/                        AXA GLOBAL EQUITY MANAGED
 1290 VT DOUBLELINE OPPORTUNISTIC       VOLATILITY/(1)/
 BOND/(1)/                              AXA GROWTH STRATEGY/(1)/
 1290 VT ENERGY/(1)/                    AXA INTERNATIONAL CORE MANAGED
 1290 VT EQUITY INCOME/(1)/             VOLATILITY/(1)/
 1290 VT GAMCO MERGERS &                AXA INTERNATIONAL MANAGED
 ACQUISITIONS/(1)/                      VOLATILITY/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ AXA INTERNATIONAL VALUE MANAGED
 1290 VT HIGH YIELD BOND/(1)/           VOLATILITY/(1)/
 1290 VT LOW VOLATILITY GLOBAL          AXA LARGE CAP CORE MANAGED
 EQUITY/(1)/                            VOLATILITY/(1)/
 1290 VT NATURAL RESOURCES/(1)/         AXA LARGE CAP GROWTH MANAGED
 1290 VT REAL ESTATE/(1)/               VOLATILITY/(1)/
 1290 VT SMARTBETA EQUITY/(1)/          AXA LARGE CAP VALUE MANAGED
 1290 VT SOCIALLY RESPONSIBLE/(1)/      VOLATILITY/(1)/
 7TWELVETM BALANCED PORTFOLIO/(1)/      AXA MID CAP VALUE MANAGED
 AB VPS BALANCED WEALTH STRATEGY        VOLATILITY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE ALLOCATION/(1)/
 AB VPS GLOBAL THEMATIC GROWTH          AXA MODERATE GROWTH STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE-PLUS ALLOCATION/(1)/
 AB VPS GROWTH AND INCOME               AXA ULTRA CONSERVATIVE STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA/AB DYNAMIC GROWTH/(1)/
 AB VPS INTERNATIONAL GROWTH            AXA/AB DYNAMIC MODERATE GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/AB SHORT DURATION GOVERNMENT
 AB VPS REAL ESTATE INVESTMENT          BOND/(1)/
 PORTFOLIO/(1)/                         AXA/AB SMALL CAP GROWTH/(1)/
 AB VPS SMALL/MID CAP VALUE             AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/FRANKLIN BALANCED MANAGED
 ALL ASSET GROWTH-ALT 20/(1)/           VOLATILITY/(1)/
 ALPS | RED ROCKS LISTED PRIVATE        AXA/FRANKLIN SMALL CAP VALUE MANAGED
 EQUITY PORTFOLIO/(1)/                  VOLATILITY/(1)/
 AMERICAN CENTURY VP INFLATION          AXA/FRANKLIN TEMPLETON ALLOCATION
 PROTECTION FUND/(1)/                   MANAGED VOLATILITY/(1)/
 AMERICAN CENTURY VP LARGE COMPANY      AXA/GOLDMAN SACHS STRATEGIC
 VALUE/(1)/                             ALLOCATION/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      AXA/INVESCO STRATEGIC ALLOCATION/(1)/
 FUND/(1)/                              AXA/JANUS ENTERPRISE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LEGG MASON STRATEGIC
 ASSET ALLOCATION FUND/SM(1)/           ALLOCATION/(2)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LOOMIS SAYLES GROWTH/(1)/
 BOND FUND/SM(1)/                       AXA/MUTUAL LARGE CAP EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL GROWTH FUND/SM(1)/              AXA/TEMPLETON GLOBAL EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL SMALL CAPITALIZATION            BLACKROCK GLOBAL ALLOCATION V.I.
 FUND/SM(1)/                            FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     BLACKROCK LARGE CAP FOCUS GROWTH V.I.
 GROWTH-INCOME FUND/SM(1)/              FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ AGGRESSIVE GROWTH/(1)/
 INTERNATIONAL GROWTH AND INCOME        CHARTER/SM/ CONSERVATIVE/(1)/
 FUND/SM(1)/                            CHARTER/SM/ GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ MODERATE/(1)/
 MANAGED RISK ASSET ALLOCATION          CHARTER/SM/ MODERATE GROWTH/(1)/
 FUND/SM(1)/                            CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ SMALL CAP GROWTH/(1)/
 NEW WORLD FUND(R)/(1)/                 CHARTER/SM/ SMALL CAP VALUE/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       CLEARBRIDGE VARIABLE AGGRESSIVE
 AXA 400 MANAGED VOLATILITY/(1)/        GROWTH PORTFOLIO/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        CLEARBRIDGE VARIABLE APPRECIATION
 AXA AGGRESSIVE ALLOCATION/(1)/         PORTFOLIO/(1)/
 AXA AGGRESSIVE STRATEGY/(1)/
 AXA BALANCED STRATEGY/(1)/

                                     FSA-2

 CLEARBRIDGE VARIABLE DIVIDEND          INVESCO V.I. GLOBAL REAL ESTATE
 STRATEGY PORTFOLIO/(1)/                FUND/(1)/
 CLEARBRIDGE VARIABLE MID CAP           INVESCO V.I. HIGH YIELD FUND/(1)/
 PORTFOLIO/(1)/                         INVESCO V.I. INTERNATIONAL GROWTH
 DELAWARE VIP(R) DIVERSIFIED INCOME     FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. MID CAP CORE EQUITY
 DELAWARE VIP(R) EMERGING MARKETS       FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. SMALL CAP EQUITY
 DELAWARE VIP(R) LIMITED-TERM           FUND/(1)/
 DIVERSIFIED INCOME SERIES/(1)/         IVY VIP ASSET STRATEGY/(1)/
 EATON VANCE VT FLOATING-RATE INCOME    IVY VIP DIVIDEND OPPORTUNITIES/(1)/
 FUND/(1)/                              IVY VIP ENERGY/(1)/
 EQ/BLACKROCK BASIC VALUE EQUITY/(1)/   IVY VIP HIGH INCOME/(1)/
 EQ/CAPITAL GUARDIAN RESEARCH/(1)/      IVY VIP MICRO CAP GROWTH/(1)/
 EQ/COMMON STOCK INDEX/(1)/             IVY VIP MID CAP GROWTH/(1)/
 EQ/CORE BOND INDEX/(1)/                IVY VIP NATURAL RESOURCES/(1)/
 EQ/EMERGING MARKETS EQUITY PLUS/(1)/   IVY VIP SCIENCE AND TECHNOLOGY/(1)/
 EQ/EQUITY 500 INDEX/(1)/               IVY VIP SMALL CAP GROWTH/(1)/
 EQ/GLOBAL BOND PLUS/(1)/               JANUS HENDERSON VIT BALANCED
 EQ/INTERMEDIATE GOVERNMENT BOND/(1)/   PORTFOLIO/(1)/
 EQ/INTERNATIONAL EQUITY INDEX/(1)/     JANUS HENDERSON VIT FLEXIBLE BOND
 EQ/INVESCO COMSTOCK/(1)/               PORTFOLIO/(1)/
 EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/   JANUS HENDERSON VIT U.S. LOW
 EQ/LARGE CAP GROWTH INDEX/(1)/         VOLATILITY PORTFOLIO/(1)/
 EQ/LARGE CAP VALUE INDEX/(1)/          JPMORGAN INSURANCE TRUST GLOBAL
 EQ/MFS INTERNATIONAL GROWTH/(1)/       ALLOCATION PORTFOLIO/(1)/
 EQ/MID CAP INDEX/(1)/                  JPMORGAN INSURANCE TRUST INCOME
 EQ/MONEY MARKET/(1)/                   BUILDER PORTFOLIO/(1)/
 EQ/OPPENHEIMER GLOBAL/(1)/             LAZARD RETIREMENT EMERGING MARKETS
 EQ/PIMCO GLOBAL REAL RETURN/(1)/       EQUITY PORTFOLIO/(1)/
 EQ/PIMCO ULTRA SHORT BOND/(1)/         LORD ABBETT SERIES FUND -- BOND
 EQ/QUALITY BOND PLUS/(1)/              DEBENTURE PORTFOLIO/(1)/
 EQ/SMALL COMPANY INDEX/(1)/            LORD ABBETT SERIES FUND -- CLASSIC
 EQ/T. ROWE PRICE GROWTH STOCK/(1)/     STOCK PORTFOLIO/(1)/
 EQ/UBS GROWTH & INCOME/(1)/            LORD ABBETT SERIES FUND -- GROWTH
 FEDERATED HIGH INCOME BOND             OPPORTUNITIES PORTFOLIO/(1)/
 FUND II/(1)/                           MFS(R) INTERNATIONAL VALUE
 FEDERATED KAUFMANN FUND II/(1)/        PORTFOLIO/(1)/
 FIDELITY(R) VIP ASSET MANAGER: GROWTH  MFS(R) INVESTORS TRUST SERIES/(1)/
 PORTFOLIO/(1)/                         MFS(R) MASSACHUSETTS INVESTORS GROWTH
 FIDELITY(R) VIP CONTRAFUND(R)          STOCK PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) RESEARCH SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2015           MFS(R) TECHNOLOGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) UTILITIES SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2020           MFS(R) VALUE SERIES/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER AGGRESSIVE EQUITY/(1)/
 FIDELITY(R) VIP FREEDOM 2025           MULTIMANAGER CORE BOND/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER MID CAP GROWTH/(1)/
 FIDELITY(R) VIP FREEDOM 2030           MULTIMANAGER MID CAP VALUE/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER TECHNOLOGY/(1)/
 FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/ NEUBERGER BERMAN INTERNATIONAL EQUITY
 FIDELITY(R) VIP STRATEGIC INCOME       PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN U.S. EQUITY INDEX
 FIRST TRUST MULTI INCOME ALLOCATION    PUTWRITE STRATEGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO COMMODITYREALRETURN(R) STRATEGY
 FIRST TRUST/DOW JONES DIVIDEND &       PORTFOLIO/(1)/
 INCOME ALLOCATION PORTFOLIO/(1)/       PIMCO EMERGING MARKETS BOND
 FRANKLIN FOUNDING FUNDS ALLOCATION     PORTFOLIO/(1)/
 VIP FUND/(1)/                          PIMCO GLOBAL BOND PORTFOLIO
 FRANKLIN INCOME VIP FUND/(1)/          (UNHEDGED)/(1)/
 FRANKLIN MUTUAL SHARES VIP FUND/(1)/   PIMCO GLOBAL MULTI-ASSET MANAGED
 FRANKLIN RISING DIVIDENDS VIP          ALLOCATION PORTFOLIO/(1)/
 FUND/(1)/                              PIMCO REAL RETURN PORTFOLIO/(1)/
 FRANKLIN STRATEGIC INCOME VIP          PIMCO TOTAL RETURN PORTFOLIO/(1)/
 FUND/(1)/                              PROFUND VP BEAR/(1)/
 GOLDMAN SACHS VIT MID CAP VALUE        PROFUND VP BIOTECHNOLOGY/(1)/
 FUND/(1)/                              PUTNAM VT ABSOLUTE RETURN 500
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES  FUND/(1)/
 STRATEGY FUND/(1)/                     PUTNAM VT DIVERSIFIED INCOME FUND/(1)/
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES  PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND/(1)/                              FUND/(1)/
 HARTFORD CAPITAL APPRECIATION HLS      PUTNAM VT RESEARCH FUND/(1)/
 FUND/(1)/                              QS LEGG MASON DYNAMIC MULTI-STRATEGY
 HARTFORD GROWTH OPPORTUNITIES HLS      VIT PORTFOLIO/(1)/
 FUND/(1)/                              SEI VP BALANCED STRATEGY FUND/(1)/
 INVESCO V.I. AMERICAN FRANCHISE        SEI VP CONSERVATIVE STRATEGY FUND/(1)/
 FUND/(1)/                              SEI VP MARKET GROWTH STRATEGY
 INVESCO V.I. BALANCED-RISK ALLOCATION  FUND/(1)/
 FUND/(1)/                              SEI VP MARKET PLUS STRATEGY FUND/(1)/
 INVESCO V.I. DIVERSIFIED DIVIDEND      SEI VP MODERATE STRATEGY FUND/(1)/
 FUND/(1)/
 INVESCO V.I. EQUITY AND INCOME
 FUND/(1)/
 INVESCO V.I. GLOBAL HEALTH CARE
 FUND/(1)/

                                     FSA-3

 T. ROWE PRICE EQUITY INCOME            TEMPLETON GROWTH VIP FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP GLOBAL HARD ASSETS
 T. ROWE PRICE HEALTH SCIENCES          FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP UNCONSTRAINED EMERGING
 TEMPLETON DEVELOPING MARKETS VIP       MARKETS BOND FUND/(1)/
 FUND/(1)/                              BLACKROCK GLOBAL OPPORTUNITIES V.I.
 TEMPLETON FOREIGN VIP FUND/(1)/        FUND/(1)/
 TEMPLETON GLOBAL BOND VIP FUND/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statement of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period February 22, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                             1290 VT      1290 VT
                                 1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                               SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                               ----------- ----------- ------------- --------------- -------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $11,526,775 $16,907,097  $20,920,582    $4,777,139     $34,136,149    $18,140,955
Receivable for shares of the
 Portfolios sold..............          57         696           --           116          46,884             --
Receivable for policy-related
 transactions.................          --          --        9,336            --              --         49,134
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total assets...............  11,526,832  16,907,793   20,929,918     4,777,255      34,183,033     18,190,089
                               ----------- -----------  -----------    ----------     -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          --        9,063            --              --         49,133
Payable for policy-related
 transactions.................          57         696           --           116          46,883             --
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total liabilities..........          57         696        9,063           116          46,883         49,133
                               ----------- -----------  -----------    ----------     -----------    -----------
NET ASSETS.................... $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

NET ASSETS:
Accumulation unit values...... $ 1,723,265 $16,907,087  $20,920,855    $3,453,909     $34,135,465    $18,105,146
Retained by AXA Equitable in
 Separate Account No. 70......   9,803,510          10           --     1,323,230             685         35,810
                               ----------- -----------  -----------    ----------     -----------    -----------
TOTAL NET ASSETS.............. $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

Investments in shares of the
 Portfolios, at cost.......... $10,640,040 $16,366,429  $20,912,419    $5,108,944     $35,100,603    $18,222,926

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               1290 VT GAMCO               1290 VT LOW    1290 VT                  1290 VT
                               SMALL COMPANY 1290 VT HIGH   VOLATILITY    NATURAL   1290 VT REAL  SMARTBETA
                                  VALUE*     YIELD BOND*  GLOBAL EQUITY* RESOURCES*   ESTATE*      EQUITY*
                               ------------- ------------ -------------- ---------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $296,918,590  $13,583,416    $2,520,512   $6,284,416 $13,417,097  $15,840,729
Receivable for shares of the
 Portfolios sold..............           --           --            --           --          --           46
Receivable for policy-related
 transactions.................       67,659       19,438         1,435        1,631         335           --
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total assets...............  296,986,249   13,602,854     2,521,947    6,286,047  13,417,432   15,840,775
                               ------------  -----------    ----------   ---------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       67,660       19,328         1,361        1,631         249           --
Payable for policy-related
 transactions.................           --           --            --           --          --           46
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total liabilities..........       67,660       19,328         1,361        1,631         249           46
                               ------------  -----------    ----------   ---------- -----------  -----------
NET ASSETS.................... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $ 1,392,873
Retained by AXA Equitable in
 Separate Account No. 70......           --           --            --           --          --   14,447,856
                               ------------  -----------    ----------   ---------- -----------  -----------
TOTAL NET ASSETS.............. $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $253,713,122  $13,811,526    $2,287,241   $5,500,823 $13,075,193  $12,472,083

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          AB VPS
                                                         BALANCED   AB VPS GLOBAL                  AB VPS
                                 1290 VT    7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                 SOCIALLY    BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                               RESPONSIBLE* PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                               ------------ ----------- ----------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $4,332,536  $71,655,903 $5,470,877   $1,154,905    $4,193,874    $9,644,770
Receivable for shares of the
 Portfolios sold..............       1,116       78,226        219           38         5,002           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total assets...............   4,333,652   71,734,129  5,471,096    1,154,943     4,198,876     9,645,151
                                ----------  ----------- ----------   ----------    ----------    ----------

LIABILITIES:
Payable for policy-related
 transactions.................       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total liabilities..........       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
NET ASSETS....................  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

NET ASSETS:
Accumulation unit values......  $4,332,499  $71,654,615 $5,469,817   $1,154,942    $4,193,847    $9,644,173
Retained by AXA Equitable in
 Separate Account No. 70......          37        1,288      1,060           --            28           597
                                ----------  ----------- ----------   ----------    ----------    ----------
TOTAL NET ASSETS..............  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

Investments in shares of the
 Portfolios, at cost..........  $4,206,560  $65,127,285 $5,449,933   $1,003,131    $3,859,163    $7,870,388

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        AMERICAN
                               AB VPS REAL                                ALPS | RED   CENTURY VP   AMERICAN
                                 ESTATE    AB VPS SMALL/                 ROCKS LISTED  INFLATION   CENTURY VP
                               INVESTMENT  MID CAP VALUE   ALL ASSET    PRIVATE EQUITY PROTECTION LARGE COMPANY
                               PORTFOLIO**  PORTFOLIO**  GROWTH-ALT 20*   PORTFOLIO       FUND        VALUE
                               ----------- ------------- -------------- -------------- ---------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $5,563,139   $4,026,700    $44,048,933     $3,301,155   $6,328,306  $2,377,154
Receivable for shares of the
 Portfolios sold..............      1,295           --             --             --        2,482          96
Receivable for policy-related
 transactions.................         --        6,646         18,325          3,656           --          --
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total assets...............  5,564,434    4,033,346     44,067,258      3,304,811    6,330,788   2,377,250
                               ----------   ----------    -----------     ----------   ----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        6,570         18,235          3,656           --          --
Payable for policy-related
 transactions.................      1,295           --             --             --        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total liabilities..........      1,295        6,570         18,235          3,656        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
NET ASSETS.................... $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

NET ASSETS:
Accumulation unit values...... $5,563,139   $4,026,776    $44,049,023     $3,299,624   $6,328,352  $2,376,132
Retained by AXA Equitable in
 Separate Account No. 70......         --           --             --          1,531           --       1,023
                               ----------   ----------    -----------     ----------   ----------  ----------
TOTAL NET ASSETS.............. $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,719,659   $3,471,269    $40,582,753     $2,881,958   $6,319,555  $2,140,048

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                  AMERICAN
                                                 AMERICAN                                          FUNDS          AMERICAN
                                                   FUNDS         AMERICAN        AMERICAN        INSURANCE         FUNDS
                                                 INSURANCE        FUNDS           FUNDS       SERIES(R) GLOBAL   INSURANCE
                                  AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL         SERIES(R)
                               CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION     GROWTH-
                               CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/     INCOME FUND/SM/
                               -------------- --------------- -------------- ---------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $142,758,139    $50,964,502    $40,933,035      $7,918,042      $16,675,098     $11,955,139
Receivable for shares of the
 Portfolios sold..............        99,813          1,303          4,415              --            6,255             384
Receivable for policy-related
 transactions.................            --             --             --          12,728               --              --
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total assets...............   142,857,952     50,965,805     40,937,450       7,930,770       16,681,353      11,955,523
                                ------------    -----------    -----------      ----------      -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --             --             --          12,712               --              --
Payable for policy-related
 transactions.................        99,812          1,174          4,414              --            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total liabilities..........        99,812          1,174          4,414          12,712            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
NET ASSETS....................  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

NET ASSETS:
Accumulation unit values......  $142,716,545    $50,964,631    $40,932,999      $7,918,058      $16,673,827     $11,955,139
Retained by AXA Equitable in
 Separate Account No. 70......        41,595             --             37              --            1,271              --
                                ------------    -----------    -----------      ----------      -----------     -----------
TOTAL NET ASSETS..............  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

Investments in shares of the
 Portfolios, at cost..........  $122,688,537    $47,455,969    $41,735,835      $7,013,126      $15,867,165     $11,057,606

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                 AMERICAN
                                  AMERICAN        FUNDS
                                   FUNDS        INSURANCE
                                 INSURANCE      SERIES(R)     AMERICAN
                                 SERIES(R)     MANAGED RISK     FUNDS
                               INTERNATIONAL      ASSET       INSURANCE     AXA 400     AXA 500     AXA 2000
                                 GROWTH AND     ALLOCATION  SERIES(R) NEW   MANAGED     MANAGED      MANAGED
                               INCOME FUND/SM/   FUND/SM/   WORLD FUND(R) VOLATILITY* VOLATILITY*  VOLATILITY*
                               --------------  ------------ ------------- ----------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $5,567,971     $7,605,786   $53,367,244  $79,230,636 $179,843,146 $77,738,266
Receivable for shares of the
 Portfolios sold..............           --             --            --       88,357      206,717      75,903
Receivable for policy-related
 transactions.................        1,598            252        53,690           --           --          --
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total assets...............    5,569,569      7,606,038    53,420,934   79,318,993  180,049,863  77,814,169
                                 ----------     ----------   -----------  ----------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        1,546            253        53,690           --           --          --
Payable for policy-related
 transactions.................           --             --            --       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total liabilities..........        1,546            253        53,690       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
NET ASSETS....................   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

NET ASSETS:
Accumulation unit values......   $5,568,023     $7,605,650   $53,366,939  $79,229,801 $179,840,033 $77,735,650
Retained by AXA Equitable in
 Separate Account No. 70......           --            135           305          835        3,113       2,617
                                 ----------     ----------   -----------  ----------- ------------ -----------
TOTAL NET ASSETS..............   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $5,011,352     $6,880,449   $44,698,488  $65,290,440 $131,420,536 $62,945,565

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                 AXA                    AXA GLOBAL
                                                                             CONSERVATIVE      AXA        EQUITY
                               AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH     CONSERVATIVE   MANAGED
                                ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*     STRATEGY*   VOLATILITY*
                               -------------- -------------- -------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $26,778,663   $3,578,150,143 $3,033,569,679 $1,397,488,657 $710,755,411 $17,569,331
Receivable for shares of the
 Portfolios sold..............           --               --      1,038,903        939,737      176,563          --
Receivable for policy-related
 transactions.................      278,009          670,228             --             --           --       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total assets...............   27,056,672    3,578,820,371  3,034,608,582  1,398,428,394  710,931,974  17,573,643
                                -----------   -------------- -------------- -------------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      278,009          666,963             --             --           --       4,312
Payable for policy-related
 transactions.................           --               --      1,038,793        939,461      176,563          --
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total liabilities..........      278,009          666,963      1,038,793        939,461      176,563       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
NET ASSETS....................  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

NET ASSETS:
Accumulation unit values......  $26,778,099   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,753,745 $17,569,146
Retained by AXA Equitable in
 Separate Account No. 70......          564               --             --             --        1,666         185
                                -----------   -------------- -------------- -------------- ------------ -----------
TOTAL NET ASSETS..............  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

Investments in shares of the
 Portfolios, at cost..........  $24,255,234   $3,089,367,706 $2,700,739,593 $1,283,562,229 $696,358,036 $13,554,031

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   AXA           AXA           AXA                    AXA LARGE CAP
                                              INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                 AXA GROWTH   CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                 STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                               -------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $4,359,901,243  $13,703,878  $113,325,883   $3,440,216    $10,843,225   $25,826,991
Receivable for shares of the
 Portfolios sold..............             --        2,666        77,592          135          5,330        20,369
Receivable for policy-related
 transactions.................      1,065,691           --            --           --             --            --
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total assets...............  4,360,966,934   13,706,544   113,403,475    3,440,351     10,848,555    25,847,360
                               --------------  -----------  ------------   ----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      1,063,129           --            --           --             --            --
Payable for policy-related
 transactions.................             --        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total liabilities..........      1,063,129        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
NET ASSETS.................... $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $4,359,903,805  $13,701,453  $113,323,818   $3,439,886    $10,842,691   $25,825,847
Retained by AXA Equitable in
 Separate Account No. 70......             --        2,424         2,066          330            534         1,144
                               --------------  -----------  ------------   ----------    -----------   -----------
TOTAL NET ASSETS.............. $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $3,779,547,757  $11,385,644  $ 97,196,718   $2,996,180    $ 9,254,364   $20,917,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               AXA LARGE CAP  AXA MID CAP                AXA MODERATE  AXA MODERATE-  AXA ULTRA
                               VALUE MANAGED VALUE MANAGED AXA MODERATE     GROWTH         PLUS      CONSERVATIVE
                                VOLATILITY*   VOLATILITY*  ALLOCATION*    STRATEGY*     ALLOCATION*   STRATEGY*
                               ------------- ------------- ------------ -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $25,570,826   $18,469,571  $147,692,052 $6,460,091,861  $57,974,943  $131,243,681
Receivable for shares of the
 Portfolios sold..............       12,164         7,643        34,421      1,101,980       28,543            --
Receivable for policy-related
 transactions.................           --            --            --             --           --       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total assets...............   25,582,990    18,477,214   147,726,473  6,461,193,841   58,003,486   131,535,501
                                -----------   -----------  ------------ --------------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --            --            --             --           --       291,820
Payable for policy-related
 transactions.................       12,164         7,643        56,306      1,101,980       28,543            --
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total liabilities..........       12,164         7,643        56,306      1,101,980       28,543       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
NET ASSETS....................  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

NET ASSETS:
Accumulation unit values......  $25,570,743   $18,469,211  $147,617,301 $6,460,091,571  $57,962,605  $131,232,658
Retained by AXA Equitable in
 Separate Account No. 70......           83           360        52,866            290       12,338        11,023
                                -----------   -----------  ------------ --------------  -----------  ------------
TOTAL NET ASSETS..............  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

Investments in shares of the
 Portfolios, at cost..........  $20,261,929   $16,204,804  $143,701,432 $5,521,288,118  $54,316,194  $133,040,037

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                AXA/AB     AXA/AB SHORT                 AXA/     AXA/FRANKLIN
                                 AXA/AB        DYNAMIC       DURATION                CLEARBRIDGE   BALANCED
                                 DYNAMIC       MODERATE     GOVERNMENT  AXA/AB SMALL  LARGE CAP    MANAGED
                                 GROWTH*       GROWTH*        BOND*     CAP GROWTH*    GROWTH*   VOLATILITY*
                               ------------ -------------- ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $534,449,613 $2,775,304,988  $2,044,928  $74,110,909  $82,107,910 $21,715,417
Receivable for shares of the
 Portfolios sold..............           --             --          67           --       24,415       2,827
Receivable for policy-related
 transactions.................      526,891        102,411          --        9,112           --          --
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total assets...............  534,976,504  2,775,407,399   2,044,995   74,120,021   82,132,325  21,718,244
                               ------------ --------------  ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      524,265        101,674          --        9,050           --          --
Payable for policy-related
 transactions.................           --             --           2           --       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total liabilities..........      524,265        101,674           2        9,050       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
NET ASSETS.................... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values...... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,106,398 $21,715,694
Retained by AXA Equitable in
 Separate Account No. 70......           --             --          --           --        1,512          --
                               ------------ --------------  ----------  -----------  ----------- -----------
TOTAL NET ASSETS.............. $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost.......... $479,273,559 $2,478,358,150  $2,052,877  $70,418,718  $81,002,250 $20,852,859

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             AXA/FRANKLIN
                               AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN                            AXA/LEGG
                                 SMALL CAP    ALLOCATION     SACHS     AXA/INVESCO                 MASON
                               VALUE MANAGED   MANAGED     STRATEGIC    STRATEGIC    AXA/JANUS   STRATEGIC
                                VOLATILITY*  VOLATILITY*  ALLOCATION*  ALLOCATION*  ENTERPRISE* ALLOCATION*
                               ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $12,019,957  $13,203,666  $453,326,228 $231,465,115 $53,768,476 $121,789,258
Receivable for shares of the
 Portfolios sold..............        2,970        2,890            --           --       9,814           --
Receivable for policy-related
 transactions.................           --           --       753,348      293,293          --      586,671
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total assets...............   12,022,927   13,206,556   454,079,576  231,758,408  53,778,290  122,375,929
                                -----------  -----------  ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --       751,065      291,163          --      584,468
Payable for policy-related
 transactions.................        2,970        2,890            --           --       9,814           --
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total liabilities..........        2,970        2,890       751,065      291,163       9,814      584,468
                                -----------  -----------  ------------ ------------ ----------- ------------
NET ASSETS....................  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

NET ASSETS:
Accumulation unit values......  $12,019,400  $13,203,315  $453,328,511 $231,467,245 $53,767,965 $121,791,461
Retained by AXA Equitable in
 Separate Account No. 70......          557          351            --           --         511           --
                                -----------  -----------  ------------ ------------ ----------- ------------
TOTAL NET ASSETS..............  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost..........  $10,316,370  $11,311,750  $434,664,620 $218,847,442 $52,748,947 $114,335,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA/MUTUAL
                                            LARGE CAP  AXA/TEMPLETON    BLACKROCK      BLACKROCK    BLACKROCK
                               AXA/LOOMIS    EQUITY    GLOBAL EQUITY     GLOBAL         GLOBAL      LARGE CAP
                                 SAYLES      MANAGED      MANAGED    ALLOCATION V.I. OPPORTUNITIES FOCUS GROWTH
                                GROWTH*    VOLATILITY*  VOLATILITY*       FUND         V.I. FUND    V.I. FUND
                               ----------- ----------- ------------- --------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,559
Receivable for shares of the
 Portfolios sold..............       4,842        245        16,065             --            --            --
Receivable for policy-related
 transactions.................          --         --            --         29,827         4,349         3,713
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total assets...............  70,766,067  4,247,288    18,679,928    121,137,236     2,500,005    43,362,272
                               ----------- ----------   -----------   ------------    ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --         --            --         29,827         4,349         3,668
Payable for policy-related
 transactions.................       4,842        245        16,065             --            --            --
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total liabilities..........       4,842        245        16,065         29,827         4,349         3,668
                               ----------- ----------   -----------   ------------    ----------   -----------
NET ASSETS.................... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

NET ASSETS:
Accumulation unit values...... $70,744,784 $4,247,023   $18,662,992   $121,105,859    $2,495,534   $43,358,604
Retained by AXA Equitable in
 Separate Account No. 70......      16,441         20           871          1,550           122            --
                               ----------- ----------   -----------   ------------    ----------   -----------
TOTAL NET ASSETS.............. $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

Investments in shares of the
 Portfolios, at cost.......... $57,581,223 $3,692,157   $14,721,309   $116,450,609    $2,526,567   $43,085,133

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                               AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                               ----------  ------------- ----------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $6,418,419   $31,054,247  $13,482,459 $33,504,030 $24,243,643  $1,798,697
Receivable for shares of the
 Portfolios sold..............        211            --          499          --         809       6,324
Receivable for policy-related
 transactions.................         --        37,368           --      44,219          --          --
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total assets...............  6,418,630    31,091,615   13,482,958  33,548,249  24,244,452   1,805,021
                               ----------   -----------  ----------- ----------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        37,368           --      44,218          --          --
Payable for policy-related
 transactions.................        211            --          500          --         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total liabilities..........        211        37,368          500      44,218         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
NET ASSETS.................... $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $6,418,392   $31,054,216  $13,482,340 $33,504,031 $24,243,713  $1,798,269
Retained by AXA Equitable in
 Separate Account No. 70......         27            31          118          --          --         428
                               ----------   -----------  ----------- ----------- -----------  ----------
TOTAL NET ASSETS.............. $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,715,211   $29,678,999  $12,510,236 $31,785,038 $22,239,747  $1,849,191

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             CLEARBRIDGE              CLEARBRIDGE
                                                              VARIABLE   CLEARBRIDGE   VARIABLE
                                                 CHARTER/SM/ AGGRESSIVE    VARIABLE    DIVIDEND    CLEARBRIDGE
                               CHARTER/SM/ SMALL SMALL CAP     GROWTH    APPRECIATION  STRATEGY   VARIABLE MID
                                 CAP GROWTH*       VALUE*     PORTFOLIO   PORTFOLIO    PORTFOLIO  CAP PORTFOLIO
                               ---------------   ----------- ----------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $9,947,390      $13,783,618 $53,721,200 $12,892,535  $30,208,250  $4,608,665
Receivable for shares of the
 Portfolios sold..............        7,315            3,113          --          --        6,924         129
Receivable for policy-related
 transactions.................           --               --         879       5,278           --          --
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total assets...............    9,954,705       13,786,731  53,722,079  12,897,813   30,215,174   4,608,794
                                 ----------      ----------- ----------- -----------  -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --               --         879       5,272           --          --
Payable for policy-related
 transactions.................        7,315            3,113          --          --        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total liabilities..........        7,315            3,113         879       5,272        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
NET ASSETS....................   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

NET ASSETS:
Accumulation unit values......   $9,946,810      $13,780,681 $53,721,075 $12,892,541  $30,208,268  $4,608,658
Retained by AXA Equitable in
 Separate Account No. 70......          580            2,937         125          --           --           7
                                 ----------      ----------- ----------- -----------  -----------  ----------
TOTAL NET ASSETS..............   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

Investments in shares of the
 Portfolios, at cost..........   $8,082,100      $11,365,771 $55,460,102 $11,323,768  $24,940,861  $4,272,447

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               DELAWARE VIP(R)
                               DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                 DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                               --------------- --------------- --------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $17,337,182     $3,192,538      $10,220,735    $28,319,288   $147,621,004 $19,947,553
Receivable for shares of the
 Portfolios sold..............        13,121             --            2,092          8,884             --       4,255
Receivable for policy-related
 transactions.................            --         13,800               --             --         63,397          --
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total assets...............    17,350,303      3,206,338       10,222,827     28,328,172    147,684,401  19,951,808
                                 -----------     ----------      -----------    -----------   ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --         13,800               --             --         63,397          --
Payable for policy-related
 transactions.................        13,120             --            2,092          6,121             --       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total liabilities..........        13,120         13,800            2,092          6,121         63,397       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
NET ASSETS....................   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

NET ASSETS:
Accumulation unit values......   $17,316,915     $3,189,613      $10,209,468    $28,322,051   $147,595,475 $19,940,050
Retained by AXA Equitable in
 Separate Account No. 70......        20,268          2,925           11,267             --         25,529       7,503
                                 -----------     ----------      -----------    -----------   ------------ -----------
TOTAL NET ASSETS..............   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $17,318,531     $2,801,493      $10,266,664    $27,996,875   $119,480,071 $15,768,678

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                      EQ/
                                                          EQ/EMERGING                             INTERMEDIATE
                                EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL    GOVERNMENT
                               STOCK INDEX*    INDEX*        PLUS*         INDEX*     BOND PLUS*     BOND*
                               ------------ ------------ -------------- ------------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $51,309,825  $333,710,958   $7,516,045   $309,432,937  $ 9,747,088 $123,980,993
Receivable for shares of the
 Portfolios sold..............          --        45,208        6,230             --        7,309           --
Receivable for policy-related
 transactions.................     169,663            --           --         60,760           --      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total assets...............  51,479,488   333,756,166    7,522,275    309,493,697    9,754,397  124,094,428
                               -----------  ------------   ----------   ------------  ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     169,575            --           --         60,760           --      113,435
Payable for policy-related
 transactions.................          --        45,208        6,222             --        7,308           --
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total liabilities..........     169,575        45,208        6,222         60,760        7,308      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
NET ASSETS.................... $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

NET ASSETS:
Accumulation unit values...... $51,309,913  $333,706,550   $7,516,053   $309,383,155  $ 9,746,774 $123,979,615
Retained by AXA Equitable in
 Separate Account No. 70......          --         4,408           --         49,782          315        1,378
                               -----------  ------------   ----------   ------------  ----------- ------------
TOTAL NET ASSETS.............. $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

Investments in shares of the
 Portfolios, at cost.......... $41,683,570  $341,065,724   $6,506,315   $256,330,057  $10,053,355 $126,149,159

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             EQ/JPMORGAN                                 EQ/MFS
                               EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                               ---------------- ----------- -------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $49,631,878    $41,313,716  $21,945,227    $67,925,735  $41,092,564   $47,219,953
Receivable for policy-related
 transactions.................        52,993         15,240        1,513         35,364      125,565        19,218
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total assets...............    49,684,871     41,328,956   21,946,740     67,961,099   41,218,129    47,239,171
                                 -----------    -----------  -----------    -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total liabilities..........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
NET ASSETS....................   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

NET ASSETS:
Accumulation unit values......   $49,631,910    $41,312,350  $21,944,938    $67,925,753  $41,063,247   $47,219,982
Retained by AXA Equitable in
 Separate Account No. 70......            --          1,366          289             --       29,317            --
                                 -----------    -----------  -----------    -----------  -----------   -----------
TOTAL NET ASSETS..............   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost..........   $46,326,410    $31,276,197  $19,018,144    $59,082,859  $37,668,386   $40,296,740

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        EQ/PIMCO
                               EQ/MID CAP    EQ/MONEY   EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                 INDEX*      MARKET*       GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                               ----------- ------------ -------------- ----------- -------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $88,031,795 $123,783,466  $85,126,957   $21,118,079  $33,017,712   $28,719,876
Receivable for shares of the
 Portfolios sold..............          --           --       18,326            --           --         2,219
Receivable for policy-related
 transactions.................       3,128      305,218           --        68,068       10,837            --
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total assets...............  88,034,923  124,088,684   85,145,283    21,186,147   33,028,549    28,722,095
                               ----------- ------------  -----------   -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       3,128      305,218           --        68,068       10,837            --
Payable for policy-related
 transactions.................          --           --       18,318            --           --         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total liabilities..........       3,128      305,218       18,318        68,068       10,837         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
NET ASSETS.................... $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

NET ASSETS:
Accumulation unit values...... $87,982,240 $123,759,283  $85,126,965   $21,118,069  $33,003,618   $28,719,569
Retained by AXA Equitable in
 Separate Account No. 70......      49,555       24,183           --            10       14,094           307
                               ----------- ------------  -----------   -----------  -----------   -----------
TOTAL NET ASSETS.............. $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $80,775,741 $123,783,664  $65,305,689   $20,981,742  $32,901,476   $29,084,342

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             FIDELITY(R) VIP
                                                                                                  ASSET
                                EQ/SMALL    EQ/T. ROWE    EQ/UBS   FEDERATED HIGH FEDERATED     MANAGER:
                                COMPANY    PRICE GROWTH  GROWTH &   INCOME BOND   KAUFMANN       GROWTH
                                 INDEX*       STOCK*     INCOME*      FUND II      FUND II      PORTFOLIO
                               ----------- ------------ ---------- -------------- ---------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $60,659,490 $213,104,354 $7,925,736  $19,170,770   $7,249,566    $908,381
Receivable for shares of the
 Portfolios sold..............          --           --      2,568        9,321           --          35
Receivable for policy-related
 transactions.................       4,118       90,907         --           --       18,313          --
                               ----------- ------------ ----------  -----------   ----------    --------
   Total assets...............  60,663,608  213,195,261  7,928,304   19,180,091    7,267,879     908,416
                               ----------- ------------ ----------  -----------   ----------    --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       4,118       90,907         --           --       18,313          --
Payable for policy-related
 transactions.................          --           --      2,569        9,321           --          35
                               ----------- ------------ ----------  -----------   ----------    --------
   Total liabilities..........       4,118       90,907      2,569        9,321       18,313          35
                               ----------- ------------ ----------  -----------   ----------    --------
NET ASSETS.................... $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

NET ASSETS:
Accumulation unit values...... $60,605,944 $213,103,318 $7,925,186  $19,170,340   $7,248,658    $908,057
Retained by AXA Equitable in
 Separate Account No. 70......      53,546        1,036        549          430          908         324
                               ----------- ------------ ----------  -----------   ----------    --------
TOTAL NET ASSETS.............. $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

Investments in shares of the
 Portfolios, at cost.......... $57,667,283 $174,439,047 $6,811,781  $18,643,117   $6,491,907    $843,670

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030       MID CAP
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                               --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
Receivable for shares of the
 Portfolios sold..............            --            38               48              53              40               --
Receivable for policy-related
 transactions.................       129,832            --               --              --              --           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
   Total assets...............   180,993,178       975,195        1,227,356       1,367,427       1,002,428       87,182,207
                                ------------      --------       ----------      ----------      ----------      -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       129,832            --               --              --              --           23,032
Payable for policy-related
 transactions.................            --            38               48              53              40               --
                                ------------      --------       ----------      ----------      ----------      -----------
   Total liabilities..........       129,832            38               48              53              40           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
NET ASSETS....................  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

NET ASSETS:
Accumulation unit values......  $180,836,787      $974,853       $1,227,015      $1,367,078      $1,002,067      $87,138,256
Retained by AXA Equitable in
 Separate Account No. 70......        26,559           304              293             296             321           20,919
                                ------------      --------       ----------      ----------      ----------      -----------
TOTAL NET ASSETS..............  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

Investments in shares of the
 Portfolios, at cost..........  $157,574,309      $869,342       $1,089,105      $1,151,899      $  858,631      $76,525,910

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                            FIRST TRUST/
                                                             DOW JONES      FRANKLIN
                               FIDELITY(R) VIP FIRST TRUST   DIVIDEND &     FOUNDING
                                  STRATEGIC    MULTI INCOME    INCOME        FUNDS       FRANKLIN     FRANKLIN
                                   INCOME       ALLOCATION   ALLOCATION  ALLOCATION VIP INCOME VIP  MUTUAL SHARES
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO        FUND         FUND       VIP FUND
                               --------------- ------------ ------------ -------------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $116,084,944    $4,001,163  $50,334,844   $21,003,045   $92,902,163  $14,587,098
Receivable for shares of the
 Portfolios sold..............       112,686           147        2,309            --         7,844        3,656
Receivable for policy-related
 transactions.................            --            --           --        14,988            --           --
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total assets...............   116,197,630     4,001,310   50,337,153    21,018,033    92,910,007   14,590,754
                                ------------    ----------  -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --            --           --        14,988            --           --
Payable for policy-related
 transactions.................       112,609           117        2,302            --         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total liabilities..........       112,609           117        2,302        14,988         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
NET ASSETS....................  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......  $116,085,021    $4,001,193  $50,334,851   $21,002,825   $92,902,214  $14,585,386
Retained by AXA Equitable in
 Separate Account No. 70......            --            --           --           220            --        1,712
                                ------------    ----------  -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........  $114,922,792    $3,885,358  $46,677,084   $20,311,928   $89,003,754  $14,120,453

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                         GUGGENHEIM VIF
                                                FRANKLIN                     GLOBAL     GUGGENHEIM VIF   HARTFORD
                               FRANKLIN RISING STRATEGIC   GOLDMAN SACHS    MANAGED      MULTI-HEDGE     CAPITAL
                                DIVIDENDS VIP  INCOME VIP   VIT MID CAP     FUTURES       STRATEGIES   APPRECIATION
                                    FUND          FUND      VALUE FUND   STRATEGY FUND       FUND        HLS FUND
                               --------------- ----------- ------------- -------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,438,289   $61,005,643  $30,656,189    $2,865,989      $685,575    $17,578,177
Receivable for shares of the
 Portfolios sold..............            --        10,785           --            --            27             --
Receivable for policy-related
 transactions.................         4,730            --          713         2,815            --             53
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total assets...............    81,443,019    61,016,428   30,656,902     2,868,804       685,602     17,578,230
                                 -----------   -----------  -----------    ----------      --------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         4,714            --          713         2,815            --             44
Payable for policy-related
 transactions.................            --        10,785           --            --            28             --
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total liabilities..........         4,714        10,785          713         2,815            28             44
                                 -----------   -----------  -----------    ----------      --------    -----------
NET ASSETS....................   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

NET ASSETS:
Accumulation unit values......   $81,438,305   $60,975,644  $30,643,321    $2,865,589      $685,516    $17,578,186
Retained by AXA Equitable in
 Separate Account No. 70......            --        29,999       12,868           400            58             --
                                 -----------   -----------  -----------    ----------      --------    -----------
TOTAL NET ASSETS..............   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

Investments in shares of the
 Portfolios, at cost..........   $74,068,296   $63,305,562  $31,148,523    $2,988,639      $646,811    $16,609,318

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 HARTFORD                   INVESCO V.I.
                                  GROWTH      INVESCO V.I.  BALANCED-RISK INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                               OPPORTUNITIES    AMERICAN     ALLOCATION    DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                 HLS FUND    FRANCHISE FUND     FUND      DIVIDEND FUND INCOME FUND    CARE FUND
                               ------------- -------------- ------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $34,021,130     $545,589     $10,546,552   $78,587,300  $15,011,805   $4,420,080
Receivable for shares of the
 Portfolios sold..............        3,686           21             344            --           --           59
Receivable for policy-related
 transactions.................           --           --              --         9,528          353           --
                                -----------     --------     -----------   -----------  -----------   ----------
   Total assets...............   34,024,816      545,610      10,546,896    78,596,828   15,012,158    4,420,139
                                -----------     --------     -----------   -----------  -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --              --         9,522          341           --
Payable for policy-related
 transactions.................        3,686           21             345            --           --           59
                                -----------     --------     -----------   -----------  -----------   ----------
   Total liabilities..........        3,686           21             345         9,522          341           59
                                -----------     --------     -----------   -----------  -----------   ----------
NET ASSETS....................  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

NET ASSETS:
Accumulation unit values......  $34,021,065     $503,700     $10,546,551   $78,587,306  $15,011,817   $4,408,473
Retained by AXA Equitable in
 Separate Account No. 70......           65       41,889              --            --           --       11,607
                                -----------     --------     -----------   -----------  -----------   ----------
TOTAL NET ASSETS..............  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

Investments in shares of the
 Portfolios, at cost..........  $29,798,590     $506,897     $10,388,005   $71,377,871  $13,593,167   $4,931,302

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                               GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP ASSET
                               ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND    STRATEGY
                               ------------ --------------- ------------- ---------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $79,140,941    $41,395,290    $52,841,864    $12,870,470    $18,904,960   $36,395,959
Receivable for shares of the
 Portfolios sold..............          --             --         15,022             --             --            --
Receivable for policy-related
 transactions.................       6,060          2,990             --          1,004            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total assets...............  79,147,001     41,398,280     52,856,886     12,871,474     18,905,641    36,399,552
                               -----------    -----------    -----------    -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       6,060          2,943             --          1,005            681         3,593
Payable for policy-related
 transactions.................          --             --         15,023             --             --            --
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total liabilities..........       6,060          2,943         15,023          1,005            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
NET ASSETS.................... $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $79,140,273    $41,395,337    $52,841,838    $12,870,068    $18,904,866   $36,394,878
Retained by AXA Equitable in
 Separate Account No. 70......         668             --             25            401             94         1,081
                               -----------    -----------    -----------    -----------    -----------   -----------
TOTAL NET ASSETS.............. $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $74,599,705    $41,281,063    $45,214,967    $12,186,439    $18,865,225   $38,743,248

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO IVY VIP MID CAP IVY VIP NATURAL
                                OPPORTUNITIES   IVY VIP ENERGY    INCOME     CAP GROWTH       GROWTH         RESOURCES
                               ---------------- -------------- ------------ ------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $16,053,337     $35,655,563   $132,745,387  $3,455,580     $55,077,893     $10,617,393
Receivable for shares of the
 Portfolios sold..............         2,306          20,842          3,325          --           2,746              --
Receivable for policy-related
 transactions.................            --              --             --       4,315              --           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total assets...............    16,055,643      35,676,405    132,748,712   3,459,895      55,080,639      10,619,102
                                 -----------     -----------   ------------  ----------     -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --              --             --       4,315              --           1,709
Payable for policy-related
 transactions.................         2,306          20,843          3,325          --           2,746              --
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total liabilities..........         2,306          20,843          3,325       4,315           2,746           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
NET ASSETS....................   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

NET ASSETS:
Accumulation unit values......   $16,052,309     $35,655,280   $132,737,692  $3,455,498     $55,077,763     $10,612,151
Retained by AXA Equitable in
 Separate Account No. 70......         1,028             282          7,695          82             130           5,242
                                 -----------     -----------   ------------  ----------     -----------     -----------
TOTAL NET ASSETS..............   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $14,946,451     $37,270,496   $136,036,797  $3,177,272     $47,327,253     $10,908,176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             JANUS       JPMORGAN
                                                                 JANUS         JANUS     HENDERSON VIT  INSURANCE
                               IVY VIP SCIENCE               HENDERSON VIT HENDERSON VIT   U.S. LOW    TRUST GLOBAL
                                     AND       IVY VIP SMALL   BALANCED    FLEXIBLE BOND  VOLATILITY    ALLOCATION
                                 TECHNOLOGY     CAP GROWTH     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                               --------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,453,859    $27,992,574   $55,150,671   $28,672,701   $10,980,248  $19,191,184
Receivable for shares of the
 Portfolios sold..............            --            421            --            --         1,560          569
Receivable for policy-related
 transactions.................        71,925             --        12,573        10,408            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total assets...............    81,525,784     27,992,995    55,163,244    28,683,109    10,981,808   19,191,753
                                 -----------    -----------   -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        71,925             --        12,542        10,050            --           --
Payable for policy-related
 transactions.................            --            421            --            --         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total liabilities..........        71,925            421        12,542        10,050         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
NET ASSETS....................   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......   $81,452,466    $27,983,469   $55,150,702   $28,673,059   $10,980,273  $19,191,257
Retained by AXA Equitable in
 Separate Account No. 70......         1,393          9,105            --            --            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........   $72,624,862    $26,191,360   $48,310,406   $29,041,695   $ 9,621,647  $17,713,015

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 JPMORGAN       LAZARD      LORD ABBETT                 LORD ABBETT
                                INSURANCE     RETIREMENT   SERIES FUND -  LORD ABBETT  SERIES FUND -    MFS(R)
                               TRUST INCOME    EMERGING        BOND      SERIES FUND -    GROWTH     INTERNATIONAL
                                 BUILDER    MARKETS EQUITY   DEBENTURE   CLASSIC STOCK OPPORTUNITIES     VALUE
                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                               ------------ -------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $15,456,813   $102,036,619  $120,081,036   $4,654,067    $4,929,649   $236,598,745
Receivable for shares of the
 Portfolios sold..............         530             --            --          429           361             --
Receivable for policy-related
 transactions.................          --        116,617        51,298           --            --         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total assets...............  15,457,343    102,153,236   120,132,334    4,654,496     4,930,010    236,662,668
                               -----------   ------------  ------------   ----------    ----------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --        116,617        51,256           --            --         63,923
Payable for policy-related
 transactions.................         467             --            --          429           361             --
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total liabilities..........         467        116,617        51,256          429           361         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
NET ASSETS.................... $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

NET ASSETS:
Accumulation unit values...... $15,456,876   $102,019,454  $120,081,078   $4,653,776    $4,928,614   $236,577,187
Retained by AXA Equitable in
 Separate Account No. 70......          --         17,165            --          291         1,035         21,558
                               -----------   ------------  ------------   ----------    ----------   ------------
TOTAL NET ASSETS.............. $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

Investments in shares of the
 Portfolios, at cost.......... $14,806,849   $ 88,575,682  $117,622,303   $4,758,817    $4,529,729   $189,999,691

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   MFS(R)
                                                MASSACHUSETTS
                                                  INVESTORS                     MFS(R)
                               MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH TECHNOLOGY  MFS(R) UTILITIES MFS(R) VALUE
                                 TRUST SERIES     PORTFOLIO       SERIES      PORTFOLIO        SERIES         SERIES
                               ---------------- ------------- --------------- ----------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,958
Receivable for shares of the
 Portfolios sold..............            --           3,071            76          5,140        21,844             --
Receivable for policy-related
 transactions.................         2,969              --            --             --            --         28,211
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total assets...............    13,416,565      14,627,771     2,329,965     33,761,651    53,133,516     23,876,169
                                 -----------     -----------    ----------    -----------   -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         2,969              --            --             --            --         28,189
Payable for policy-related
 transactions.................            --           3,071            76          5,140        21,844             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total liabilities..........         2,969           3,071            76          5,140        21,844         28,189
                                 -----------     -----------    ----------    -----------   -----------    -----------
NET ASSETS....................   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

NET ASSETS:
Accumulation unit values......   $13,413,580     $14,624,034    $2,329,851    $33,756,093   $53,111,447    $23,847,980
Retained by AXA Equitable in
 Separate Account No. 70......            16             666            38            418           225             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
TOTAL NET ASSETS..............   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $12,115,721     $13,626,386    $2,155,498    $24,434,442   $54,768,470    $22,014,429

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                    NEUBERGER
                                                                                                     BERMAN
                               MULTIMANAGER              MULTIMANAGER                             INTERNATIONAL
                                AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER    EQUITY
                                 EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                               ------------ ------------ ------------ -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $16,150,315  $113,957,142 $20,562,851   $11,780,856   $40,447,408   $4,253,370
Receivable for shares of the
 Portfolios sold..............      15,930        10,660       6,795         3,192         2,612           --
Receivable for policy-related
 transactions.................          --            --          --            --            --        1,083
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total assets...............  16,166,245   113,967,802  20,569,646    11,784,048    40,450,020    4,254,453
                               -----------  ------------ -----------   -----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --          --            --            --        1,073
Payable for policy-related
 transactions.................      15,931        10,660       6,794         3,192         2,612           --
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total liabilities..........      15,931        10,660       6,794         3,192         2,612        1,073
                               -----------  ------------ -----------   -----------   -----------   ----------
NET ASSETS.................... $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $16,104,359  $113,956,756 $20,562,597   $11,780,507   $40,447,408   $4,253,380
Retained by AXA Equitable in
 Separate Account No. 70......      45,955           386         255           349            --           --
                               -----------  ------------ -----------   -----------   -----------   ----------
TOTAL NET ASSETS.............. $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $11,514,289  $115,311,173 $18,518,199   $ 9,637,870   $33,567,233   $3,651,667

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                NEUBERGER
                               BERMAN U.S.      PIMCO                                 PIMCO GLOBAL
                               EQUITY INDEX COMMODITYREAL    PIMCO                    MULTI-ASSET
                                 PUTWRITE     RETURN(R)     EMERGING    PIMCO GLOBAL    MANAGED    PIMCO REAL
                                 STRATEGY     STRATEGY    MARKETS BOND BOND PORTFOLIO  ALLOCATION    RETURN
                                PORTFOLIO     PORTFOLIO    PORTFOLIO     (UNHEDGED)    PORTFOLIO   PORTFOLIO
                               ------------ ------------- ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $2,290,739   $16,894,519  $20,453,817    $3,305,557    $1,506,083  $55,632,827
Receivable for shares of the
 Portfolios sold..............          83         2,143           --           874            51           --
Receivable for policy-related
 transactions.................          --            --        7,671           448            --        1,749
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total assets...............   2,290,822    16,896,662   20,461,488     3,306,879     1,506,134   55,634,576
                                ----------   -----------  -----------    ----------    ----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --        7,671            --            --        1,710
Payable for policy-related
 transactions.................          22         2,144           --            --            51           --
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total liabilities..........          22         2,144        7,671            --            51        1,710
                                ----------   -----------  -----------    ----------    ----------  -----------
NET ASSETS....................  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

NET ASSETS:
Accumulation unit values......  $2,290,800   $16,872,389  $20,429,367    $3,306,879    $1,506,066  $55,587,891
Retained by AXA Equitable in
 Separate Account No. 70......          --        22,129       24,450            --            17       44,975
                                ----------   -----------  -----------    ----------    ----------  -----------
TOTAL NET ASSETS..............  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

Investments in shares of the
 Portfolios, at cost..........  $2,207,105   $21,748,986  $20,547,022    $3,233,112    $1,379,806  $58,814,981

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                     PUTNAM VT               PUTNAM VT
                               PIMCO TOTAL                            ABSOLUTE   PUTNAM VT  GLOBAL ASSET
                                 RETURN     PROFUND VP  PROFUND VP   RETURN 500 DIVERSIFIED  ALLOCATION
                                PORTFOLIO      BEAR    BIOTECHNOLOGY    FUND    INCOME FUND     FUND
                               ------------ ---------- ------------- ---------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $167,567,876  $122,925   $48,447,128  $2,614,883 $10,380,444  $4,308,100
Receivable for shares of the
 Portfolios sold..............       25,148         5        13,358          --          --         139
Receivable for policy-related
 transactions.................           --        --            --       2,193       5,230          --
                               ------------  --------   -----------  ---------- -----------  ----------
   Total assets...............  167,593,024   122,930    48,460,486   2,617,076  10,385,674   4,308,239
                               ------------  --------   -----------  ---------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --        --            --       2,150       5,208          --
Payable for policy-related
 transactions.................       25,148         4        13,358          --          --         133
                               ------------  --------   -----------  ---------- -----------  ----------
   Total liabilities..........       25,148         4        13,358       2,150       5,208         133
                               ------------  --------   -----------  ---------- -----------  ----------
NET ASSETS.................... $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $167,554,201  $121,769   $48,437,027  $2,614,926 $10,380,466  $4,308,106
Retained by AXA Equitable in
 Separate Account No. 70......       13,675     1,157        10,101          --          --          --
                               ------------  --------   -----------  ---------- -----------  ----------
TOTAL NET ASSETS.............. $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $169,290,925  $175,971   $45,876,038  $2,497,361 $ 9,916,650  $3,972,115

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             QS LEGG MASON
                                             DYNAMIC MULTI-                    SEI VP     SEI VP MARKET SEI VP MARKET
                                 PUTNAM VT    STRATEGY VIT  SEI VP BALANCED CONSERVATIVE     GROWTH     PLUS STRATEGY
                               RESEARCH FUND   PORTFOLIO     STRATEGY FUND  STRATEGY FUND STRATEGY FUND     FUND
                               ------------- -------------- --------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $465,943      $3,810,621     $9,077,062     $11,784,452   $7,667,558    $2,072,408
Receivable for shares of the
 Portfolios sold..............         15             138             --           1,567          252            69
Receivable for policy-related
 transactions.................         --              --          4,320              --           --            --
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total assets...............    465,958       3,810,759      9,081,382      11,786,019    7,667,810     2,072,477
                                 --------      ----------     ----------     -----------   ----------    ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --              --          4,320              --           --            --
Payable for policy-related
 transactions.................         --             124             --           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total liabilities..........         --             124          4,320           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
NET ASSETS....................   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

NET ASSETS:
Accumulation unit values......   $465,958      $3,810,635     $9,076,332     $11,784,451   $7,667,543    $2,072,393
Retained by AXA Equitable in
 Separate Account No. 70......         --              --            730              --           15            15
                                 --------      ----------     ----------     -----------   ----------    ----------
TOTAL NET ASSETS..............   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

Investments in shares of the
 Portfolios, at cost..........   $402,718      $3,619,767     $8,556,580     $11,570,573   $7,142,887    $1,802,013

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                           T. ROWE PRICE  TEMPLETON
                                  SEI VP     T. ROWE PRICE    HEALTH     DEVELOPING   TEMPLETON   TEMPLETON
                                 MODERATE    EQUITY INCOME   SCIENCES    MARKETS VIP FOREIGN VIP GLOBAL BOND
                               STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II     FUND        FUND      VIP FUND
                               ------------- ------------- ------------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $8,448,852    $7,729,403   $146,771,408  $14,176,187 $8,634,403  $134,448,262
Receivable for shares of the
 Portfolios sold..............         752         1,091         11,424          559      4,607            --
Receivable for policy-related
 transactions.................          --            --             --           --         --         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total assets...............   8,449,604     7,730,494    146,782,832   14,176,746  8,639,010   134,449,741
                                ----------    ----------   ------------  ----------- ----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --             --           --         --         1,479
Payable for policy-related
 transactions.................         752         1,091         11,335          559      4,607            --
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total liabilities..........         752         1,091         11,335          559      4,607         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
NET ASSETS....................  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

NET ASSETS:
Accumulation unit values......  $8,448,056    $7,729,403   $146,771,497  $14,128,591 $8,631,931  $134,443,311
Retained by AXA Equitable in
 Separate Account No. 70......         796            --             --       47,596      2,472         4,951
                                ----------    ----------   ------------  ----------- ----------  ------------
TOTAL NET ASSETS..............  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

Investments in shares of the
 Portfolios, at cost..........  $8,015,025    $7,700,949   $134,584,203  $11,090,352 $8,325,551  $142,330,776

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                VANECK VIP
                                                                               UNCONSTRAINED
                                                        TEMPLETON  VANECK VIP    EMERGING
                                                        GROWTH VIP GLOBAL HARD MARKETS BOND
                                                           FUND    ASSETS FUND     FUND
                                                        ---------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,961,163 $26,050,439   $939,992
Receivable for shares of the Portfolios sold...........         79       4,443         31
Receivable for policy-related transactions.............         --          --         14
                                                        ---------- -----------   --------
   Total assets........................................  1,961,242  26,054,882    940,037
                                                        ---------- -----------   --------

LIABILITIES:
Payable for policy-related transactions................         79       4,443         --
                                                        ---------- -----------   --------
   Total liabilities...................................         79       4,443         --
                                                        ---------- -----------   --------
NET ASSETS............................................. $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

NET ASSETS:
Accumulation unit values............................... $1,960,740 $26,028,910   $940,037
Retained by AXA Equitable in Separate Account No. 70...        423      21,529         --
                                                        ---------- -----------   --------
TOTAL NET ASSETS....................................... $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

Investments in shares of the Portfolios, at cost....... $1,693,278 $26,114,902   $856,993

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                          SHARE CLASS** PORTFOLIO SHARES HELD
                                                        --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.........................        B                617,068
1290 VT CONVERTIBLE SECURITIES.........................        K                428,462

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................        B              1,468,284

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................        B              2,085,020

1290 VT ENERGY.........................................        B                576,507
1290 VT ENERGY.........................................        K                 93,663

1290 VT EQUITY INCOME..................................        A              3,905,193
1290 VT EQUITY INCOME..................................        B              1,688,777

1290 VT GAMCO MERGERS & ACQUISITIONS...................        A                965,319
1290 VT GAMCO MERGERS & ACQUISITIONS...................        B                431,991

1290 VT GAMCO SMALL COMPANY VALUE......................        A              4,021,186
1290 VT GAMCO SMALL COMPANY VALUE......................        B                703,562

1290 VT HIGH YIELD BOND................................        B              1,404,556

1290 VT LOW VOLATILITY GLOBAL EQUITY...................        B                214,295

1290 VT NATURAL RESOURCES..............................        B                723,255

1290 VT REAL ESTATE....................................        B              1,215,821

1290 VT SMARTBETA EQUITY...............................        B                657,680
1290 VT SMARTBETA EQUITY...............................        K                556,672

1290 VT SOCIALLY RESPONSIBLE...........................        B                363,799

7TWELVE/TM/ BALANCED PORTFOLIO.........................     CLASS 4           5,746,263

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO..............     CLASS B             466,400

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO................     CLASS B              39,484

AB VPS GROWTH AND INCOME PORTFOLIO.....................     CLASS B             127,551

AB VPS INTERNATIONAL GROWTH PORTFOLIO..................     CLASS B             423,016

AB VPS REAL ESTATE INVESTMENT PORTFOLIO................     CLASS B             606,667

AB VPS SMALL/MID CAP VALUE PORTFOLIO...................     CLASS B             187,463

ALL ASSET GROWTH-ALT 20................................        A              1,489,598
ALL ASSET GROWTH-ALT 20................................        B                591,096

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO.......    CLASS III            244,530

AMERICAN CENTURY VP INFLATION PROTECTION FUND..........    CLASS II             619,814

AMERICAN CENTURY VP LARGE COMPANY VALUE................    CLASS II             148,572

AMERICAN CENTURY VP MID CAP VALUE FUND.................    CLASS II           6,272,326

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
 FUND/SM/..............................................     CLASS 4           2,177,970

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......     CLASS 4           3,832,681

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/..............................................     CLASS 4             262,796

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................     CLASS 4             669,414

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/..............................................     CLASS 4             242,449

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/............................     CLASS 4             316,722

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2             561,313

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4            2,135,544

AXA 400 MANAGED VOLATILITY........................        B               3,510,827

AXA 500 MANAGED VOLATILITY........................        B               7,533,710

AXA 2000 MANAGED VOLATILITY.......................        B               3,633,079

AXA AGGRESSIVE ALLOCATION.........................        A               1,655,950
AXA AGGRESSIVE ALLOCATION.........................        B                 578,232

AXA AGGRESSIVE STRATEGY...........................        B             239,579,626

AXA BALANCED STRATEGY.............................        B             195,680,072

AXA CONSERVATIVE GROWTH STRATEGY..................        B              97,068,393

AXA CONSERVATIVE STRATEGY.........................        B              58,408,838

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A                 364,213
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B                 575,530

AXA GROWTH STRATEGY...............................        B             238,936,115

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        A                 485,345
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        B                 724,202

AXA INTERNATIONAL MANAGED VOLATILITY..............        B               8,200,841

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........        A                 246,152

AXA LARGE CAP CORE MANAGED VOLATILITY.............        B                 981,928

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        A                 189,076
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        B                 605,389

AXA LARGE CAP VALUE MANAGED VOLATILITY............        A                 564,757
AXA LARGE CAP VALUE MANAGED VOLATILITY............        B                 782,411

AXA MID CAP VALUE MANAGED VOLATILITY..............        A                 298,712
AXA MID CAP VALUE MANAGED VOLATILITY..............        B                 741,605

AXA MODERATE ALLOCATION...........................        A               7,198,172
AXA MODERATE ALLOCATION...........................        B               3,072,012

AXA MODERATE GROWTH STRATEGY......................        B             377,626,976

AXA MODERATE-PLUS ALLOCATION......................        A               3,143,581
AXA MODERATE-PLUS ALLOCATION......................        B               1,902,401

AXA ULTRA CONSERVATIVE STRATEGY...................        B              13,349,632

AXA/AB DYNAMIC GROWTH.............................        B              48,042,766

AXA/AB DYNAMIC MODERATE GROWTH....................        B             212,860,393

AXA/AB SHORT DURATION GOVERNMENT BOND.............        B                 208,193

AXA/AB SMALL CAP GROWTH...........................        A               2,540,959
AXA/AB SMALL CAP GROWTH...........................        B               1,186,970

AXA/CLEARBRIDGE LARGE CAP GROWTH..................        B               7,096,027

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        A               1,455,722
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        B                 461,768

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        A                 168,711
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B                 515,303

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A                 630,524
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B                 491,526

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               SHARE CLASS** PORTFOLIO SHARES HELD
                                                             --------------- ---------------------

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION......................        B             42,833,507

AXA/INVESCO STRATEGIC ALLOCATION............................        B             21,973,512

AXA/JANUS ENTERPRISE........................................        A              1,976,788
AXA/JANUS ENTERPRISE........................................        B              1,016,289

AXA/LEGG MASON STRATEGIC ALLOCATION.........................        B             10,431,810

AXA/LOOMIS SAYLES GROWTH....................................        A              5,840,850
AXA/LOOMIS SAYLES GROWTH....................................        B              2,432,720

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        A                 84,508
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        B                204,988

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        A                233,249
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        B              1,100,456

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................    CLASS III          8,160,877

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND....................    CLASS III            143,594

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND..................    CLASS III          3,019,398

CHARTER/SM/ AGGRESSIVE GROWTH...............................        B                577,461

CHARTER/SM/ CONSERVATIVE....................................        B              3,000,307

CHARTER/SM/ GROWTH..........................................        B              1,245,613

CHARTER/SM/ MODERATE........................................        B              3,151,550

CHARTER/SM/ MODERATE GROWTH.................................        B              2,243,313

CHARTER/SM/ MULTI-SECTOR BOND...............................        B                473,488

CHARTER/SM/ SMALL CAP GROWTH................................        B                698,331

CHARTER/SM/ SMALL CAP VALUE.................................        B                766,856

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO............    CLASS II           2,006,019

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.................    CLASS II             308,065

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO............    CLASS II           1,508,904

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................    CLASS II             229,059

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...................  SERVICE CLASS        1,657,474

DELAWARE VIP(R) EMERGING MARKETS SERIES.....................  SERVICE CLASS          127,855

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES......  SERVICE CLASS        1,046,810

EATON VANCE VT FLOATING-RATE INCOME FUND....................  INITIAL CLASS        3,054,939

EQ/BLACKROCK BASIC VALUE EQUITY.............................        A              5,222,443
EQ/BLACKROCK BASIC VALUE EQUITY.............................        B                753,842

EQ/CAPITAL GUARDIAN RESEARCH................................        A                516,074
EQ/CAPITAL GUARDIAN RESEARCH................................        B                230,887

EQ/COMMON STOCK INDEX.......................................        A              1,232,679
EQ/COMMON STOCK INDEX.......................................        B                283,444

EQ/CORE BOND INDEX..........................................        B             33,874,430

EQ/EMERGING MARKETS EQUITY PLUS.............................        B                723,859

EQ/EQUITY 500 INDEX.........................................        A              5,218,183
EQ/EQUITY 500 INDEX.........................................        B              1,795,826

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

EQ/GLOBAL BOND PLUS..............................................        A                558,892
EQ/GLOBAL BOND PLUS..............................................        B                510,627

EQ/INTERMEDIATE GOVERNMENT BOND..................................        B             12,256,748

EQ/INTERNATIONAL EQUITY INDEX....................................        A              3,087,606
EQ/INTERNATIONAL EQUITY INDEX....................................        B              1,878,839

EQ/INVESCO COMSTOCK..............................................        A              1,722,213
EQ/INVESCO COMSTOCK..............................................        B                507,300

EQ/JPMORGAN VALUE OPPORTUNITIES..................................        A                611,195
EQ/JPMORGAN VALUE OPPORTUNITIES..................................        B                508,104

EQ/LARGE CAP GROWTH INDEX........................................        A              3,373,937
EQ/LARGE CAP GROWTH INDEX........................................        B              1,323,733

EQ/LARGE CAP VALUE INDEX.........................................        A              3,263,814
EQ/LARGE CAP VALUE INDEX.........................................        B              1,176,082

EQ/MFS INTERNATIONAL GROWTH......................................        A              3,599,774
EQ/MFS INTERNATIONAL GROWTH......................................        B              2,072,197

EQ/MID CAP INDEX.................................................        A              4,315,005
EQ/MID CAP INDEX.................................................        B              1,442,354

EQ/MONEY MARKET..................................................        A             61,281,741
EQ/MONEY MARKET..................................................        B             62,470,735

EQ/OPPENHEIMER GLOBAL............................................        A              3,255,265
EQ/OPPENHEIMER GLOBAL............................................        B              1,061,933

EQ/PIMCO GLOBAL REAL RETURN......................................        B              2,145,771

EQ/PIMCO ULTRA SHORT BOND........................................        A              2,385,263
EQ/PIMCO ULTRA SHORT BOND........................................        B                939,309

EQ/QUALITY BOND PLUS.............................................        B              3,401,081

EQ/SMALL COMPANY INDEX...........................................        A              3,789,170
EQ/SMALL COMPANY INDEX...........................................        B              1,324,511

EQ/T. ROWE PRICE GROWTH STOCK....................................        A              3,339,729
EQ/T. ROWE PRICE GROWTH STOCK....................................        B              1,194,767

EQ/UBS GROWTH & INCOME...........................................        B                782,714

FEDERATED HIGH INCOME BOND FUND II...............................  SERVICE CLASS        2,827,547

FEDERATED KAUFMANN FUND II.......................................  SERVICE CLASS          397,019

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................. SERVICE CLASS 2          47,936

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.......................... SERVICE CLASS 2       4,881,602

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO........................... SERVICE CLASS 2          71,650

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO........................... SERVICE CLASS 2          88,042

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO........................... SERVICE CLASS 2          94,042

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO........................... SERVICE CLASS 2          68,657

FIDELITY(R) VIP MID CAP PORTFOLIO................................ SERVICE CLASS 2       2,306,408

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO....................... SERVICE CLASS 2      10,182,890

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO.................... CLASS I SHARES          367,416

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES        3,666,048

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND......................    CLASS 2            2,842,090

FRANKLIN INCOME VIP FUND.........................................    CLASS 2            5,745,341

FRANKLIN MUTUAL SHARES VIP FUND..................................    CLASS 2              716,459

FRANKLIN RISING DIVIDENDS VIP FUND...............................    CLASS 2            2,861,500

FRANKLIN STRATEGIC INCOME VIP FUND...............................    CLASS 2            5,648,671

GOLDMAN SACHS VIT MID CAP VALUE FUND............................. SERVICE SHARES        1,808,625

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............. COMMON SHARES           167,995

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND....................... COMMON SHARES            27,611

HARTFORD CAPITAL APPRECIATION HLS FUND...........................       IC                368,052

HARTFORD GROWTH OPPORTUNITIES HLS FUND...........................       IC                902,178

INVESCO V.I. AMERICAN FRANCHISE FUND.............................   SERIES II               8,974

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.......................   SERIES II             944,186

INVESCO V.I. DIVERSIFIED DIVIDEND FUND...........................   SERIES II           2,909,563

INVESCO V.I. EQUITY AND INCOME FUND..............................   SERIES II             792,180

INVESCO V.I. GLOBAL HEALTH CARE FUND.............................   SERIES II             175,053

INVESCO V.I. GLOBAL REAL ESTATE FUND.............................   SERIES II           4,694,006

INVESCO V.I. HIGH YIELD FUND.....................................   SERIES II           7,567,695

INVESCO V.I. INTERNATIONAL GROWTH FUND...........................   SERIES II           1,343,551

INVESCO V.I. MID CAP CORE EQUITY FUND............................   SERIES II             912,152

INVESCO V.I. SMALL CAP EQUITY FUND...............................   SERIES II             992,386

IVY VIP ASSET STRATEGY...........................................    CLASS II           3,885,220

IVY VIP DIVIDEND OPPORTUNITIES...................................    CLASS II           1,870,757

IVY VIP ENERGY...................................................    CLASS II           6,075,443

IVY VIP HIGH INCOME..............................................    CLASS II          36,494,580

IVY VIP MICRO CAP GROWTH.........................................    CLASS II             154,129

IVY VIP MID CAP GROWTH...........................................    CLASS II           4,744,413

IVY VIP NATURAL RESOURCES........................................    CLASS II           2,292,629

IVY VIP SCIENCE AND TECHNOLOGY...................................    CLASS II           3,012,625

IVY VIP SMALL CAP GROWTH.........................................    CLASS II           2,407,301

JANUS HENDERSON VIT BALANCED PORTFOLIO........................... SERVICE SHARES        1,486,942

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO...................... SERVICE SHARES        2,252,372

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO................ SERVICE SHARES          629,963

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO.............    CLASS 2            1,159,588

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO................    CLASS 2            1,455,444

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............. SERVICE SHARES        4,325,418

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO..............   VC SHARES           9,699,599

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO...............   VC SHARES             349,142

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO........   VC SHARES             347,158

MFS(R) INTERNATIONAL VALUE PORTFOLIO............................. SERVICE CLASS         8,510,746

MFS(R) INVESTORS TRUST SERIES.................................... SERVICE CLASS           451,788

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO............ SERVICE CLASS           795,686

MFS(R) RESEARCH SERIES........................................... SERVICE CLASS            79,873

MFS(R) TECHNOLOGY PORTFOLIO...................................... SERVICE CLASS         1,972,911

MFS(R) UTILITIES SERIES.......................................... SERVICE CLASS         1,832,701

MFS(R) VALUE SERIES.............................................. SERVICE CLASS         1,160,485

MULTIMANAGER AGGRESSIVE EQUITY...................................       B                 267,637

MULTIMANAGER CORE BOND...........................................       B              11,527,805

MULTIMANAGER MID CAP GROWTH......................................       B               2,088,508

MULTIMANAGER MID CAP VALUE.......................................       B                 708,767

MULTIMANAGER TECHNOLOGY..........................................       B               1,560,414

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................. CLASS S SHARES          312,059

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO... CLASS S SHARES          231,388

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................. ADVISOR CLASS         2,333,497

PIMCO EMERGING MARKETS BOND PORTFOLIO............................ ADVISOR CLASS         1,556,607

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)........................... ADVISOR CLASS           268,963

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO............ ADVISOR CLASS           116,841

PIMCO REAL RETURN PORTFOLIO...................................... ADVISOR CLASS         4,479,294

PIMCO TOTAL RETURN PORTFOLIO..................................... ADVISOR CLASS        15,316,990

PROFUND VP BEAR.................................................. COMMON SHARES             3,718

PROFUND VP BIOTECHNOLOGY......................................... COMMON SHARES           688,169

PUTNAM VT ABSOLUTE RETURN 500 FUND...............................    CLASS B              243,698

PUTNAM VT DIVERSIFIED INCOME FUND................................    CLASS B            1,690,626

PUTNAM VT GLOBAL ASSET ALLOCATION FUND...........................    CLASS B              235,030

PUTNAM VT RESEARCH FUND..........................................    CLASS B               17,418

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO...............    CLASS II             288,902

SEI VP BALANCED STRATEGY FUND....................................   CLASS III             825,187

SEI VP CONSERVATIVE STRATEGY FUND................................   CLASS III           1,128,779

SEI VP MARKET GROWTH STRATEGY FUND...............................   CLASS III             688,291

SEI VP MARKET PLUS STRATEGY FUND.................................   CLASS III             176,375

SEI VP MODERATE STRATEGY FUND....................................   CLASS III             781,577

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.........................    CLASS II             265,069

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.......................    CLASS II           3,603,521

TEMPLETON DEVELOPING MARKETS VIP FUND............................    CLASS 2            1,385,747

TEMPLETON FOREIGN VIP FUND.......................................    CLASS 2              558,139

TEMPLETON GLOBAL BOND VIP FUND...................................    CLASS 2            8,143,444

TEMPLETON GROWTH VIP FUND........................................    CLASS 2              122,803

VANECK VIP GLOBAL HARD ASSETS FUND............................... CLASS S SHARES        1,139,066

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............. INITIAL CLASS           105,617

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

1290 VT CONVERTIBLE SECURITIES..........  1.10%          B          $11.21         40
1290 VT CONVERTIBLE SECURITIES..........  1.20%          B          $12.63         47
1290 VT CONVERTIBLE SECURITIES..........  1.25%          B          $12.60         54

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.30%          B          $11.88      1,157
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.55%          B          $11.46          3
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.65%          B          $11.67        143
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.70%          B          $11.64        125

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B          $10.45        583
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B          $10.13        252
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B          $10.41        715
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.30%          B          $10.35        382
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.65%          B          $10.26         31
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.70%          B          $10.24         55

1290 VT ENERGY..........................  0.30%          B          $ 7.65          2
1290 VT ENERGY..........................  1.10%          B          $ 8.32        163
1290 VT ENERGY..........................  1.20%          B          $ 7.37         88
1290 VT ENERGY..........................  1.25%          B          $ 7.35        196

1290 VT EQUITY INCOME...................  1.30%          A          $22.96        718
1290 VT EQUITY INCOME...................  1.55%          A          $22.49         57
1290 VT EQUITY INCOME...................  1.65%          A          $22.31        155
1290 VT EQUITY INCOME...................  1.70%          A          $22.22        116
1290 VT EQUITY INCOME...................  1.10%          B          $12.40         97
1290 VT EQUITY INCOME...................  1.20%          B          $13.97         41
1290 VT EQUITY INCOME...................  1.25%          B          $13.94         82
1290 VT EQUITY INCOME...................  1.30%          B          $ 4.70        586
1290 VT EQUITY INCOME...................  1.55%          B          $10.99        149
1290 VT EQUITY INCOME...................  1.65%          B          $10.78        252
1290 VT EQUITY INCOME...................  1.70%          B          $10.68         30

1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          A          $14.27        506
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          A          $13.98         43
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.65%          A          $13.86        153
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          A          $13.81        186
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.30%          B          $11.92          3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B          $11.02        189
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B          $11.48         90
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B          $11.45        213

1290 VT GAMCO SMALL COMPANY VALUE.......  0.65%          A          $22.44         --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          A          $27.98      6,351
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          A          $27.41        509
1290 VT GAMCO SMALL COMPANY VALUE.......  1.65%          A          $27.18      1,231
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          A          $27.07      1,017
1290 VT GAMCO SMALL COMPANY VALUE.......  0.30%          B          $14.47          5
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B          $12.78      1,460
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B          $13.93        765
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B          $13.90      1,072

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------

1290 VT HIGH YIELD BOND...............  1.10%          B          $10.80         61
1290 VT HIGH YIELD BOND...............  1.20%          B          $11.27         66
1290 VT HIGH YIELD BOND...............  1.25%          B          $11.25        320
1290 VT HIGH YIELD BOND...............  1.30%          B          $11.74        535
1290 VT HIGH YIELD BOND...............  1.55%          B          $11.16         13
1290 VT HIGH YIELD BOND...............  1.65%          B          $11.54         96
1290 VT HIGH YIELD BOND...............  1.70%          B          $11.51         91

1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.10%          B          $11.82         53
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.20%          B          $13.18         51
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.25%          B          $13.15         93

1290 VT NATURAL RESOURCES.............  1.10%          B          $10.10         84
1290 VT NATURAL RESOURCES.............  1.20%          B          $ 8.99         41
1290 VT NATURAL RESOURCES.............  1.25%          B          $ 8.97        140
1290 VT NATURAL RESOURCES.............  1.30%          B          $ 9.21        306
1290 VT NATURAL RESOURCES.............  1.55%          B          $ 9.34          3
1290 VT NATURAL RESOURCES.............  1.65%          B          $ 9.05         70
1290 VT NATURAL RESOURCES.............  1.70%          B          $ 9.03         36

1290 VT REAL ESTATE...................  1.10%          B          $10.58         63
1290 VT REAL ESTATE...................  1.20%          B          $11.89         47
1290 VT REAL ESTATE...................  1.25%          B          $11.86        113
1290 VT REAL ESTATE...................  1.30%          B          $12.12        597
1290 VT REAL ESTATE...................  1.55%          B          $10.86         17
1290 VT REAL ESTATE...................  1.65%          B          $11.91        168
1290 VT REAL ESTATE...................  1.70%          B          $11.89        120

1290 VT SMARTBETA EQUITY..............  1.10%          B          $12.16         35
1290 VT SMARTBETA EQUITY..............  1.20%          B          $13.65         29
1290 VT SMARTBETA EQUITY..............  1.25%          B          $13.62         42

1290 VT SOCIALLY RESPONSIBLE..........  1.10%          B          $12.48        137
1290 VT SOCIALLY RESPONSIBLE..........  1.20%          B          $15.07         37
1290 VT SOCIALLY RESPONSIBLE..........  1.25%          B          $15.04         37
1290 VT SOCIALLY RESPONSIBLE..........  1.30%          B          $22.23         40
1290 VT SOCIALLY RESPONSIBLE..........  1.55%          B          $16.12         18
1290 VT SOCIALLY RESPONSIBLE..........  1.65%          B          $21.17         13
1290 VT SOCIALLY RESPONSIBLE..........  1.70%          B          $15.68          3

7TWELVE/TM/ BALANCED PORTFOLIO........  1.10%       CLASS 4       $10.54        268
7TWELVE/TM/ BALANCED PORTFOLIO........  1.20%       CLASS 4       $10.56        655
7TWELVE/TM/ BALANCED PORTFOLIO........  1.25%       CLASS 4       $10.54        603
7TWELVE/TM/ BALANCED PORTFOLIO........  1.30%       CLASS 4       $11.78      3,545
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $10.62         15
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $11.62         66
7TWELVE/TM/ BALANCED PORTFOLIO........  1.65%       CLASS 4       $11.55        599
7TWELVE/TM/ BALANCED PORTFOLIO........  1.70%       CLASS 4       $11.52        515

AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.30%       CLASS B       $16.81        219
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.55%       CLASS B       $16.47         21
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.65%       CLASS B       $16.33         76
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.70%       CLASS B       $16.27         13

AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.10%       CLASS B       $12.42         42
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.20%       CLASS B       $12.98         10
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.25%       CLASS B       $12.96         39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------

AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.10%       CLASS B       $12.74        186
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.20%       CLASS B       $13.20         56
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.25%       CLASS B       $13.18         83

AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.30%       CLASS B       $13.58        498
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.55%       CLASS B       $13.31         34
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.65%       CLASS B       $13.20        125
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.70%       CLASS B       $13.14         59

AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.10%       CLASS B       $11.27        232
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.20%       CLASS B       $11.92         81
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.25%       CLASS B       $11.90        167

AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.10%       CLASS B       $12.50        155
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.20%       CLASS B       $12.89         27
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.25%       CLASS B       $12.87        135

ALL ASSET GROWTH-ALT 20.......  1.30%          A          $16.32      1,433
ALL ASSET GROWTH-ALT 20.......  1.55%          A          $15.98         82
ALL ASSET GROWTH-ALT 20.......  1.65%          A          $15.85        236
ALL ASSET GROWTH-ALT 20.......  1.70%          A          $15.79        195
ALL ASSET GROWTH-ALT 20.......  1.10%          B          $10.88        201
ALL ASSET GROWTH-ALT 20.......  1.20%          B          $10.87        546
ALL ASSET GROWTH-ALT 20.......  1.25%          B          $10.87        406

ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.10%      CLASS III      $12.33        161
ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.25%      CLASS III      $12.28        107

AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.10%      CLASS II       $10.09        259
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.20%      CLASS II       $10.10        117
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.25%      CLASS II       $10.08        251

AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.30%      CLASS II       $21.42         57
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.55%      CLASS II       $20.99         17
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.65%      CLASS II       $20.81         37
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.70%      CLASS II       $20.73          2

AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.30%      CLASS II       $15.86          4
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.65%      CLASS II       $23.75          3
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.10%      CLASS II       $12.83      1,216
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.20%      CLASS II       $15.28        503
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.25%      CLASS II       $15.24        648
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.30%      CLASS II       $26.38      3,012
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.55%      CLASS II       $25.84        123
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.65%      CLASS II       $25.63        604
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.70%      CLASS II       $25.52        443

AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.10%       CLASS 4       $12.03      1,881
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.20%       CLASS 4       $13.17        605
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.25%       CLASS 4       $13.14      1,550

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  0.65%       CLASS 4       $10.51          1
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.30%       CLASS 4       $10.28      2,537
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.55%       CLASS 4       $10.07         75
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.65%       CLASS 4       $10.10        636
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.70%       CLASS 4       $10.08        761

AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  0.30%       CLASS 4       $14.87          1
AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  1.10%       CLASS 4       $12.37        261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $14.32         94
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $14.29        233

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $13.29          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $11.49         75
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $12.80         71
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $12.77         79
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $14.45        670
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $13.65         30
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $14.20        130
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $14.17        137

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.10%       CLASS 4       $12.78        496
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.20%       CLASS 4       $15.14        144
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.25%       CLASS 4       $15.11        227

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.10%       CLASS 4       $10.86        191
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.20%       CLASS 4       $11.10        125
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.25%       CLASS 4       $11.08        190

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.30%      CLASS P-2      $13.60        387
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.55%      CLASS P-2      $12.76          3
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.65%      CLASS P-2      $13.37        106
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.70%      CLASS P-2      $13.33         66

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.30%       CLASS 4       $12.04          6
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.10%       CLASS 4       $11.93        435
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.20%       CLASS 4       $11.59        238
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.25%       CLASS 4       $11.57        317
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.30%       CLASS 4       $12.37      2,282
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.55%       CLASS 4       $11.97         60
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.65%       CLASS 4       $12.16        497
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.70%       CLASS 4       $12.13        551

AXA 400 MANAGED VOLATILITY.....................................  0.65%          B          $20.73          1
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $16.41        405
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $23.68      1,583
AXA 400 MANAGED VOLATILITY.....................................  1.55%          B          $23.19        645
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $16.12        174
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $23.00        653

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $16.08         104
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $22.91          28

AXA 500 MANAGED VOLATILITY...................  0.65%          B          $21.59           4
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $17.42         626
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $22.68       3,850
AXA 500 MANAGED VOLATILITY...................  1.55%          B          $22.22       1,614
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $17.12         236
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $22.04       1,694
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $17.08         101
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $21.94         117

AXA 2000 MANAGED VOLATILITY..................  0.65%          B          $19.62           1
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $16.06         283
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $22.97       1,663
AXA 2000 MANAGED VOLATILITY..................  1.55%          B          $22.50         704
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $15.79          97
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $22.31         721
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $15.75          43
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $22.22          38

AXA AGGRESSIVE ALLOCATION....................  1.30%          A          $18.64         718
AXA AGGRESSIVE ALLOCATION....................  1.55%          A          $18.26         237
AXA AGGRESSIVE ALLOCATION....................  1.65%          A          $18.11         104
AXA AGGRESSIVE ALLOCATION....................  1.70%          A          $18.04          14
AXA AGGRESSIVE ALLOCATION....................  1.10%          B          $11.85         287
AXA AGGRESSIVE ALLOCATION....................  1.20%          B          $13.09          52
AXA AGGRESSIVE ALLOCATION....................  1.25%          B          $13.06         218

AXA AGGRESSIVE STRATEGY......................  1.30%          B          $16.07     166,037
AXA AGGRESSIVE STRATEGY......................  1.55%          B          $15.84       2,474
AXA AGGRESSIVE STRATEGY......................  1.65%          B          $15.74      23,276
AXA AGGRESSIVE STRATEGY......................  1.70%          B          $15.70      32,171

AXA BALANCED STRATEGY........................  0.65%          B          $13.94          --
AXA BALANCED STRATEGY........................  1.30%          B          $14.54     131,075
AXA BALANCED STRATEGY........................  1.30%          B          $16.25      19,056
AXA BALANCED STRATEGY........................  1.55%          B          $14.25       7,487
AXA BALANCED STRATEGY........................  1.55%          B          $15.90       2,260
AXA BALANCED STRATEGY........................  1.65%          B          $14.13      24,000
AXA BALANCED STRATEGY........................  1.65%          B          $15.76       4,942
AXA BALANCED STRATEGY........................  1.70%          B          $14.07      17,274
AXA BALANCED STRATEGY........................  1.70%          B          $15.69         958

AXA CONSERVATIVE GROWTH STRATEGY.............  0.65%          B          $13.04           7
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $13.53      68,930
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $14.99       7,233
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $13.25       4,436
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $14.67       1,032
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $13.14      11,890
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $14.54       2,064
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $13.09       6,802
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $14.48         498

AXA CONSERVATIVE STRATEGY....................  1.30%          B          $11.64      40,547
AXA CONSERVATIVE STRATEGY....................  1.30%          B          $12.41       4,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $11.40       2,985
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $12.14         414
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $11.31       6,980
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $12.04       1,097
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.26       4,393
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.99         355

AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          A          $16.66         280
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          A          $16.32          34
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          A          $16.19          75
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          A          $16.12          24
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          B          $35.36         143
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          B          $25.64         100
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          B          $33.71          81
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          B          $24.86          17

AXA GROWTH STRATEGY.............................  0.65%          B          $15.92           4
AXA GROWTH STRATEGY.............................  1.30%          B          $16.79     164,626
AXA GROWTH STRATEGY.............................  1.30%          B          $19.44      23,892
AXA GROWTH STRATEGY.............................  1.55%          B          $16.45       3,503
AXA GROWTH STRATEGY.............................  1.55%          B          $19.02       2,003
AXA GROWTH STRATEGY.............................  1.65%          B          $16.32      21,630
AXA GROWTH STRATEGY.............................  1.65%          B          $18.85       7,938
AXA GROWTH STRATEGY.............................  1.70%          B          $16.25      29,765
AXA GROWTH STRATEGY.............................  1.70%          B          $18.77       2,606

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          A          $12.83         322
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          A          $12.57          12
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          A          $12.47          72
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          A          $12.42          26
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          B          $17.85         234
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          B          $14.58         108
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          B          $17.00         117
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          B          $14.17          32

AXA INTERNATIONAL MANAGED VOLATILITY............  0.65%          B          $12.58           2
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.46         236
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.66       4,397
AXA INTERNATIONAL MANAGED VOLATILITY............  1.55%          B          $12.40       2,057
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.24         147
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.30       2,038
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.21         116
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.25          72

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.30%          A          $12.51         170
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.55%          A          $12.26          35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.65%          A          $12.16          56
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.70%          A          $12.11          16

AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.30%          B          $24.20         197
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.55%          B          $17.90          70
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.65%          B          $23.06         173
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.70%          B          $17.39          47

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          A          $24.84         164
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          A          $24.33          13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          A          $24.13          52
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          A          $24.03          26
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          B          $29.00         311
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          B          $32.10         115
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          B          $27.66         197
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          B          $31.11          45

AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          A          $21.52         363
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          A          $21.08          34
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          A          $20.90          70
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          A          $20.82          36
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          B          $19.95         355
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          B          $22.45         114
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          B          $19.02         208
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          B          $21.78          57

AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          A          $23.52         167
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          A          $23.04          10
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          A          $22.85          39
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          A          $22.76          13
AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          B          $27.07         228
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          B          $28.98          42
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          B          $25.82         188
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          B          $28.08          31

AXA MODERATE ALLOCATION.........................  1.30%          A          $14.42       5,349
AXA MODERATE ALLOCATION.........................  1.55%          A          $14.12         360
AXA MODERATE ALLOCATION.........................  1.65%          A          $14.01         822
AXA MODERATE ALLOCATION.........................  1.70%          A          $13.95         714
AXA MODERATE ALLOCATION.........................  1.10%          B          $10.95       1,490
AXA MODERATE ALLOCATION.........................  1.20%          B          $11.52         257
AXA MODERATE ALLOCATION.........................  1.25%          B          $11.50       2,145

AXA MODERATE GROWTH STRATEGY....................  0.65%          B          $14.91           5
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $15.65     258,076
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $18.12      25,489
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $15.33      27,058
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $17.73       3,160
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $15.20      57,284
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $17.57       7,642
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $15.14      29,115
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $17.50       2,464

AXA MODERATE-PLUS ALLOCATION....................  1.30%          A          $16.45       1,688
AXA MODERATE-PLUS ALLOCATION....................  1.55%          A          $16.12         231
AXA MODERATE-PLUS ALLOCATION....................  1.65%          A          $15.98         247
AXA MODERATE-PLUS ALLOCATION....................  1.70%          A          $15.92          42
AXA MODERATE-PLUS ALLOCATION....................  1.10%          B          $11.41         916
AXA MODERATE-PLUS ALLOCATION....................  1.20%          B          $12.29         206
AXA MODERATE-PLUS ALLOCATION....................  1.25%          B          $12.26         724

AXA ULTRA CONSERVATIVE STRATEGY.................  1.30%          B          $10.16       6,602
AXA ULTRA CONSERVATIVE STRATEGY.................  1.55%          B          $10.00         517
AXA ULTRA CONSERVATIVE STRATEGY.................  1.65%          B          $ 9.94       2,160
AXA ULTRA CONSERVATIVE STRATEGY.................  1.70%          B          $ 9.91       3,782

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/AB DYNAMIC GROWTH.............................  1.30%          B          $10.98      41,035
AXA/AB DYNAMIC GROWTH.............................  1.65%          B          $10.88       4,964
AXA/AB DYNAMIC GROWTH.............................  1.70%          B          $10.86       2,759

AXA/AB DYNAMIC MODERATE GROWTH....................  0.30%          B          $12.28           4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B          $10.90         440
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B          $11.83         255
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B          $11.80         219
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $12.82       4,826
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $13.43     138,077
AXA/AB DYNAMIC MODERATE GROWTH....................  1.55%          B          $13.20       7,862
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $12.60         794
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $13.11      30,269
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $12.57         783
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $13.06      25,118

AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.10%          B          $ 9.70          84
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.20%          B          $ 9.44          14
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.25%          B          $ 9.42         116

AXA/AB SMALL CAP GROWTH...........................  1.30%          A          $28.51         971
AXA/AB SMALL CAP GROWTH...........................  1.55%          A          $27.93          73
AXA/AB SMALL CAP GROWTH...........................  1.65%          A          $27.70         227
AXA/AB SMALL CAP GROWTH...........................  1.70%          A          $27.59         568
AXA/AB SMALL CAP GROWTH...........................  1.10%          B          $12.39         272
AXA/AB SMALL CAP GROWTH...........................  1.20%          B          $13.69         164
AXA/AB SMALL CAP GROWTH...........................  1.25%          B          $13.66         180
AXA/AB SMALL CAP GROWTH...........................  1.30%          B          $31.85         164
AXA/AB SMALL CAP GROWTH...........................  1.55%          B          $38.61          81
AXA/AB SMALL CAP GROWTH...........................  1.65%          B          $30.37         174
AXA/AB SMALL CAP GROWTH...........................  1.70%          B          $37.41          18

AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $17.89       2,537
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $29.15         204
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $17.58         283
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $20.59         124
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $17.45         654
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $27.77         168
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $17.39         390
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $20.00          20

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          A          $16.54         155
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          A          $16.21          13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          A          $16.07         842
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          A          $16.01          11
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B          $14.57         215
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          B          $14.16          66
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          B          $14.00          76
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          B          $13.92           8

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          A          $22.87          86
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          A          $22.40          14
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          A          $22.22          28
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          A          $22.13           3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B          $17.47         243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          B          $16.98         65
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          B          $16.78        173
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          B          $16.69         48

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          A          $17.83        268
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          A          $17.47          6
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          A          $17.32        101
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          A          $17.25         45
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B          $13.04        244
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          B          $12.69         72
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          B          $12.55        120
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          B          $12.49         15

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.30%          B          $10.94     35,573
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.65%          B          $10.84      4,567
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.70%          B          $10.83      1,344

AXA/INVESCO STRATEGIC ALLOCATION..................  1.30%          B          $10.49     19,337
AXA/INVESCO STRATEGIC ALLOCATION..................  1.65%          B          $10.39      2,055
AXA/INVESCO STRATEGIC ALLOCATION..................  1.70%          B          $10.38        701

AXA/JANUS ENTERPRISE..............................  1.30%          A          $19.52      1,211
AXA/JANUS ENTERPRISE..............................  1.55%          A          $19.12        189
AXA/JANUS ENTERPRISE..............................  1.65%          A          $18.97        295
AXA/JANUS ENTERPRISE..............................  1.70%          A          $18.89        149
AXA/JANUS ENTERPRISE..............................  1.10%          B          $10.68        226
AXA/JANUS ENTERPRISE..............................  1.20%          B          $11.67        115
AXA/JANUS ENTERPRISE..............................  1.25%          B          $11.64        150
AXA/JANUS ENTERPRISE..............................  1.30%          B          $24.73        221
AXA/JANUS ENTERPRISE..............................  1.55%          B          $23.95        140
AXA/JANUS ENTERPRISE..............................  1.65%          B          $23.64        135
AXA/JANUS ENTERPRISE..............................  1.70%          B          $23.49         25

AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.30%          B          $11.56      9,659
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.65%          B          $11.48        868
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.70%          B          $11.47         17

AXA/LOOMIS SAYLES GROWTH..........................  1.30%          A          $25.65      1,454
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          A          $25.12        102
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          A          $24.92        259
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          A          $24.81        144
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B          $14.43        544
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B          $17.26        160
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B          $17.22        294
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B          $24.51        140
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          B          $24.12         30
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          B          $23.97         33
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          B          $23.89         10

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          A          $20.25         32
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          A          $19.84          4
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          A          $19.68         24
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          A          $19.60          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B          $15.96         89
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          B          $15.51          5
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          B          $15.33         68
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          B          $15.24         30

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          A          $17.36        110
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          A          $17.01         34
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          A          $16.87         45
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          A          $16.80          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.30%          B          $12.78          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B          $11.30         42
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B          $12.31         56
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B          $12.28         60
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $13.80        321
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $13.41        254
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          B          $13.26        396
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          B          $13.18         30

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  0.30%      CLASS III      $12.03          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.10%      CLASS III      $10.78      1,039
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.20%      CLASS III      $11.58        786
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.25%      CLASS III      $11.56      1,340
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.30%      CLASS III      $14.47      3,985
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.55%      CLASS III      $14.17        157
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.65%      CLASS III      $14.05      1,013
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.70%      CLASS III      $14.00        799

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  0.30%      CLASS III      $12.83         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.10%      CLASS III      $11.71         52
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.20%      CLASS III      $12.35         31
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.25%      CLASS III      $12.32        110

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.30%      CLASS III      $27.12      1,171
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.55%      CLASS III      $26.57         58
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.65%      CLASS III      $26.35        239
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.70%      CLASS III      $26.24        143

CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.10%          B          $11.07        155
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.20%          B          $11.72        201
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.25%          B          $11.69        200

CHARTER/SM/ CONSERVATIVE..........................  1.10%          B          $10.59        769
CHARTER/SM/ CONSERVATIVE..........................  1.20%          B          $10.81        415
CHARTER/SM/ CONSERVATIVE..........................  1.25%          B          $10.79      1,708

CHARTER/SM/ GROWTH................................  1.10%          B          $10.98        204
CHARTER/SM/ GROWTH................................  1.20%          B          $11.55        496
CHARTER/SM/ GROWTH................................  1.25%          B          $11.53        478

CHARTER/SM/ MODERATE..............................  0.30%          B          $11.58         14
CHARTER/SM/ MODERATE..............................  1.10%          B          $10.78        664
CHARTER/SM/ MODERATE..............................  1.20%          B          $11.15        717
CHARTER/SM/ MODERATE..............................  1.25%          B          $11.12      1,382
CHARTER/SM/ MODERATE..............................  1.30%          B          $10.88        225
CHARTER/SM/ MODERATE..............................  1.65%          B          $10.77         24
CHARTER/SM/ MODERATE..............................  1.70%          B          $10.76         11

CHARTER/SM/ MODERATE GROWTH.......................  0.30%          B          $11.88          2
CHARTER/SM/ MODERATE GROWTH.......................  1.10%          B          $10.92        575
CHARTER/SM/ MODERATE GROWTH.......................  1.20%          B          $11.44        589
CHARTER/SM/ MODERATE GROWTH.......................  1.25%          B          $11.41        782
CHARTER/SM/ MODERATE GROWTH.......................  1.30%          B          $11.07        158
CHARTER/SM/ MODERATE GROWTH.......................  1.65%          B          $10.96         49

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B          $11.67        104
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.55%          B          $28.46         10
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.65%          B          $11.19         23
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.70%          B          $27.15          2

CHARTER/SM/ SMALL CAP GROWTH......................  0.30%          B          $13.01         10
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B          $11.91         38
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B          $12.53         21
CHARTER/SM /SMALL CAP GROWTH......................  1.25%          B          $12.50         14
CHARTER/SM /SMALL CAP GROWTH......................  1.30%          B          $ 7.84        552
CHARTER/SM /SMALL CAP GROWTH......................  1.55%          B          $12.96        146
CHARTER/SM /SMALL CAP GROWTH......................  1.65%          B          $12.72        173
CHARTER/SM /SMALL CAP GROWTH......................  1.70%          B          $12.59         39

CHARTER/SM /SMALL CAP VALUE.......................  1.10%          B          $11.55         38
CHARTER/SM /SMALL CAP VALUE.......................  1.20%          B          $11.45         26
CHARTER/SM /SMALL CAP VALUE.......................  1.25%          B          $11.43         33
CHARTER/SM /SMALL CAP VALUE.......................  1.30%          B          $19.86        302
CHARTER/SM /SMALL CAP VALUE.......................  1.55%          B          $24.98         92
CHARTER/SM /SMALL CAP VALUE.......................  1.65%          B          $18.94        153
CHARTER/SM /SMALL CAP VALUE.......................  1.70%          B          $24.23         61

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.10%      CLASS II       $10.59        572
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.20%      CLASS II       $11.78        330
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.25%      CLASS II       $11.76        325
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.30%      CLASS II       $11.73      2,706
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.65%      CLASS II       $11.59        251
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.70%      CLASS II       $11.57        457

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.30%      CLASS II       $12.59        933
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.65%      CLASS II       $12.46         53
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.70%      CLASS II       $12.44         39

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.10%      CLASS II       $12.64        338
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.20%      CLASS II       $13.34        190
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.25%      CLASS II       $13.31        300
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.30%      CLASS II       $13.29      1,163
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.65%      CLASS II       $13.12         69
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.70%      CLASS II       $13.10        233

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.30%      CLASS II       $11.80        325
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.65%      CLASS II       $11.68         39
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.70%      CLASS II       $11.66         27

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  0.30%    SERVICE CLASS    $11.04         14
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.10%    SERVICE CLASS    $10.19        615
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.20%    SERVICE CLASS    $10.63        423
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.25%    SERVICE CLASS    $10.61        604

DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.10%    SERVICE CLASS    $12.26        117
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.20%    SERVICE CLASS    $11.64         61
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.25%    SERVICE CLASS    $11.61         89

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  0.30%    SERVICE CLASS    $10.46          5
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.10%    SERVICE CLASS    $10.00        329
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.20%    SERVICE CLASS    $10.07        105
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.25%    SERVICE CLASS    $10.05        578

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EATON VANCE VT FLOATING-RATE INCOME FUND..........  0.30%    INITIAL CLASS    $11.18         11
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.10%    INITIAL CLASS    $10.58        660
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.20%    INITIAL CLASS    $10.76        367
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.25%    INITIAL CLASS    $10.74        889
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.30%    INITIAL CLASS    $10.67        534
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.65%    INITIAL CLASS    $10.56         87
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.70%    INITIAL CLASS    $10.55        104

EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          A          $20.97      4,343
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.55%          A          $20.54        270
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.65%          A          $20.38        855
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.70%          A          $20.29        734
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B          $11.11        691
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B          $13.06        410
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B          $13.03        433

EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          A          $26.91        291
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          A          $26.36         33
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          A          $26.15         87
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          A          $26.04        107
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B          $27.04        103
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          B          $24.94         23
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          B          $25.76         86
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          B          $24.25         25

EQ/COMMON STOCK INDEX.............................  1.30%          A          $25.12      1,213
EQ/COMMON STOCK INDEX.............................  1.55%          A          $24.61         81
EQ/COMMON STOCK INDEX.............................  1.65%          A          $24.41        251
EQ/COMMON STOCK INDEX.............................  1.70%          A          $24.30        131
EQ/COMMON STOCK INDEX.............................  1.10%          B          $12.65        304
EQ/COMMON STOCK INDEX.............................  1.20%          B          $14.97        158
EQ/COMMON STOCK INDEX.............................  1.25%          B          $14.94        223

EQ/CORE BOND INDEX................................  0.65%          B          $10.49         15
EQ/CORE BOND INDEX................................  1.10%          B          $ 9.91        582
EQ/CORE BOND INDEX................................  1.20%          B          $ 9.98        241
EQ/CORE BOND INDEX................................  1.25%          B          $ 9.96      1,135
EQ/CORE BOND INDEX................................  1.30%          B          $10.63     13,658
EQ/CORE BOND INDEX................................  1.30%          B          $10.77      2,087
EQ/CORE BOND INDEX................................  1.55%          B          $10.42      5,193
EQ/CORE BOND INDEX................................  1.55%          B          $13.60        686
EQ/CORE BOND INDEX................................  1.65%          B          $10.27      2,004
EQ/CORE BOND INDEX................................  1.65%          B          $10.33      4,986
EQ/CORE BOND INDEX................................  1.70%          B          $10.29        775
EQ/CORE BOND INDEX................................  1.70%          B          $13.20        218

EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B          $10.63         70
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B          $10.77         22
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B          $10.75         73
EQ/EMERGING MARKETS EQUITY PLUS...................  1.30%          B          $10.33        358
EQ/EMERGING MARKETS EQUITY PLUS...................  1.55%          B          $10.32         32
EQ/EMERGING MARKETS EQUITY PLUS...................  1.65%          B          $10.15         79
EQ/EMERGING MARKETS EQUITY PLUS...................  1.70%          B          $10.12         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EQ/EQUITY 500 INDEX...............................  0.65%          A          $23.31         --
EQ/EQUITY 500 INDEX...............................  1.30%          A          $25.06      5,842
EQ/EQUITY 500 INDEX...............................  1.55%          A          $24.55        390
EQ/EQUITY 500 INDEX...............................  1.65%          A          $24.35      1,336
EQ/EQUITY 500 INDEX...............................  1.70%          A          $24.25      1,730
EQ/EQUITY 500 INDEX...............................  0.30%          B          $15.84         14
EQ/EQUITY 500 INDEX...............................  1.10%          B          $12.82      2,176
EQ/EQUITY 500 INDEX...............................  1.20%          B          $15.25        879
EQ/EQUITY 500 INDEX...............................  1.25%          B          $15.22      2,456

EQ/GLOBAL BOND PLUS...............................  1.30%          A          $10.23        346
EQ/GLOBAL BOND PLUS...............................  1.55%          A          $10.02         52
EQ/GLOBAL BOND PLUS...............................  1.65%          A          $ 9.94         82
EQ/GLOBAL BOND PLUS...............................  1.70%          A          $ 9.90         23
EQ/GLOBAL BOND PLUS...............................  1.30%          B          $11.74        157
EQ/GLOBAL BOND PLUS...............................  1.55%          B          $11.38        130
EQ/GLOBAL BOND PLUS...............................  1.65%          B          $11.24        107
EQ/GLOBAL BOND PLUS...............................  1.70%          B          $11.17         11

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.30%          B          $10.07          5
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.65%          B          $10.00          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B          $ 9.74        251
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B          $ 9.70         88
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B          $ 9.68        150
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $ 9.98      5,978
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $10.78        833
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $ 9.78      2,168
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $18.73        204
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $ 9.70      2,154
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $10.31        254
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $ 9.66        147
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $17.98         33

EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          A          $13.55      1,389
EQ/INTERNATIONAL EQUITY INDEX.....................  1.55%          A          $13.27        112
EQ/INTERNATIONAL EQUITY INDEX.....................  1.65%          A          $13.16        400
EQ/INTERNATIONAL EQUITY INDEX.....................  1.70%          A          $13.11        417
EQ/INTERNATIONAL EQUITY INDEX.....................  0.30%          B          $11.49         10
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B          $10.90        483
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B          $11.06        242
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B          $11.04        954

EQ/INVESCO COMSTOCK...............................  1.30%          A          $23.63        968
EQ/INVESCO COMSTOCK...............................  1.55%          A          $23.15         76
EQ/INVESCO COMSTOCK...............................  1.65%          A          $22.95        226
EQ/INVESCO COMSTOCK...............................  1.70%          A          $22.86         92
EQ/INVESCO COMSTOCK...............................  1.30%          B          $20.84        232
EQ/INVESCO COMSTOCK...............................  1.55%          B          $20.18         53
EQ/INVESCO COMSTOCK...............................  1.65%          B          $19.93        128
EQ/INVESCO COMSTOCK...............................  1.70%          B          $19.80         48

EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          A          $24.93        282
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.55%          A          $24.42         86
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.65%          A          $24.22        100
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.70%          A          $24.12         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%          B          $26.68        194
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.55%          B          $28.01         24
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.65%          B          $25.44        132
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.70%          B          $27.15         28

EQ/LARGE CAP GROWTH INDEX..............................  0.65%          A          $24.85         --
EQ/LARGE CAP GROWTH INDEX..............................  1.30%          A          $27.44      1,295
EQ/LARGE CAP GROWTH INDEX..............................  1.55%          A          $26.88        114
EQ/LARGE CAP GROWTH INDEX..............................  1.65%          A          $26.66        214
EQ/LARGE CAP GROWTH INDEX..............................  1.70%          A          $26.55        183
EQ/LARGE CAP GROWTH INDEX..............................  1.10%          B          $13.28        565
EQ/LARGE CAP GROWTH INDEX..............................  1.20%          B          $16.12        163
EQ/LARGE CAP GROWTH INDEX..............................  1.25%          B          $16.09        535

EQ/LARGE CAP VALUE INDEX...............................  1.30%          A          $23.02        906
EQ/LARGE CAP VALUE INDEX...............................  1.55%          A          $22.55         65
EQ/LARGE CAP VALUE INDEX...............................  1.65%          A          $22.37        168
EQ/LARGE CAP VALUE INDEX...............................  1.70%          A          $22.27        186
EQ/LARGE CAP VALUE INDEX...............................  1.10%          B          $12.11        264
EQ/LARGE CAP VALUE INDEX...............................  1.20%          B          $14.05        150
EQ/LARGE CAP VALUE INDEX...............................  1.25%          B          $14.02        397

EQ/MFS INTERNATIONAL GROWTH............................  1.30%          A          $16.50      1,255
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          A          $16.16         92
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          A          $16.03        241
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          A          $15.96        245
EQ/MFS INTERNATIONAL GROWTH............................  0.30%          B          $12.70          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%          B          $12.03        282
EQ/MFS INTERNATIONAL GROWTH............................  1.20%          B          $12.23        131
EQ/MFS INTERNATIONAL GROWTH............................  1.25%          B          $12.21        259
EQ/MFS INTERNATIONAL GROWTH............................  1.30%          B          $ 9.35        439
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          B          $20.39         96
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          B          $20.13        119
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          B          $20.00         32

EQ/MID CAP INDEX.......................................  1.30%          A          $26.56      1,585
EQ/MID CAP INDEX.......................................  1.55%          A          $26.02        127
EQ/MID CAP INDEX.......................................  1.65%          A          $25.81        417
EQ/MID CAP INDEX.......................................  1.70%          A          $25.70        390
EQ/MID CAP INDEX.......................................  0.30%          B          $14.98          6
EQ/MID CAP INDEX.......................................  1.10%          B          $12.47        671
EQ/MID CAP INDEX.......................................  1.20%          B          $14.43        333
EQ/MID CAP INDEX.......................................  1.25%          B          $14.40        593

EQ/MONEY MARKET........................................  0.65%          A          $ 9.58          1
EQ/MONEY MARKET........................................  1.30%          A          $ 9.04      4,616
EQ/MONEY MARKET........................................  1.55%          A          $ 8.85        375
EQ/MONEY MARKET........................................  1.65%          A          $ 8.78        857
EQ/MONEY MARKET........................................  1.65%          A          $ 9.26          2
EQ/MONEY MARKET........................................  1.65%          A          $ 9.57        365
EQ/MONEY MARKET........................................  1.70%          A          $ 8.74        597
EQ/MONEY MARKET........................................  1.10%          B          $ 9.75      1,749
EQ/MONEY MARKET........................................  1.20%          B          $ 9.55        475
EQ/MONEY MARKET........................................  1.25%          B          $ 9.53      2,764
EQ/MONEY MARKET........................................  1.30%          B          $ 9.52        678

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  1.55%          B          $25.24         44
EQ/MONEY MARKET...................................  1.65%          B          $ 9.16        539
EQ/MONEY MARKET...................................  1.65%          B          $ 9.26          7
EQ/MONEY MARKET...................................  1.70%          B          $23.88         82

EQ/OPPENHEIMER GLOBAL.............................  1.30%          A          $21.03      1,739
EQ/OPPENHEIMER GLOBAL.............................  1.55%          A          $20.60        111
EQ/OPPENHEIMER GLOBAL.............................  1.65%          A          $20.43        416
EQ/OPPENHEIMER GLOBAL.............................  1.70%          A          $20.35        827
EQ/OPPENHEIMER GLOBAL.............................  0.30%          B          $14.57         --
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B          $12.47        319
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B          $14.03        136
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B          $14.00        185
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B          $19.03        256
EQ/OPPENHEIMER GLOBAL.............................  1.55%          B          $18.49         55
EQ/OPPENHEIMER GLOBAL.............................  1.65%          B          $18.28        325
EQ/OPPENHEIMER GLOBAL.............................  1.70%          B          $18.17         35

EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B          $10.58        348
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B          $11.03        123
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B          $11.00        263
EQ/PIMCO GLOBAL REAL RETURN.......................  1.30%          B          $10.61        897
EQ/PIMCO GLOBAL REAL RETURN.......................  1.55%          B          $10.18         12
EQ/PIMCO GLOBAL REAL RETURN.......................  1.65%          B          $10.43        144
EQ/PIMCO GLOBAL REAL RETURN.......................  1.70%          B          $10.40        198

EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          A          $ 9.56      1,700
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          A          $ 9.37        149
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          A          $ 9.29        406
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          A          $ 9.25        242
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B          $10.06        313
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B          $ 9.84        118
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B          $ 9.82        364
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B          $ 9.10         99
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          B          $10.10         15
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          B          $ 9.97         30
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          B          $ 9.91         11

EQ/QUALITY BOND PLUS..............................  1.30%          B          $10.99      1,418
EQ/QUALITY BOND PLUS..............................  1.55%          B          $15.88        324
EQ/QUALITY BOND PLUS..............................  1.65%          B          $10.50        606
EQ/QUALITY BOND PLUS..............................  1.70%          B          $15.31        107

EQ/SMALL COMPANY INDEX............................  1.30%          A          $25.70      1,092
EQ/SMALL COMPANY INDEX............................  1.55%          A          $25.17        104
EQ/SMALL COMPANY INDEX............................  1.65%          A          $24.97        288
EQ/SMALL COMPANY INDEX............................  1.70%          A          $24.86        282
EQ/SMALL COMPANY INDEX............................  0.30%          B          $14.10         10
EQ/SMALL COMPANY INDEX............................  1.10%          B          $12.27        474
EQ/SMALL COMPANY INDEX............................  1.20%          B          $13.58        165
EQ/SMALL COMPANY INDEX............................  1.25%          B          $13.55        555

EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          A          $28.39      3,557
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.55%          A          $27.81        177
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.65%          A          $27.58        895

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          A          $27.47        978
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.30%          B          $16.76          4
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%          B          $13.43      1,147
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%          B          $16.14        397
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%          B          $16.11        799
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%          B          $14.79        654
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.55%          B          $35.87         96
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.65%          B          $34.81        197
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          B          $34.30         28

EQ/UBS GROWTH & INCOME.................................  1.30%          B          $ 4.35        661
EQ/UBS GROWTH & INCOME.................................  1.55%          B          $10.54        203
EQ/UBS GROWTH & INCOME.................................  1.65%          B          $10.34        224
EQ/UBS GROWTH & INCOME.................................  1.70%          B          $10.24         58

FEDERATED HIGH INCOME BOND FUND II.....................  0.30%    SERVICE CLASS    $12.11          7
FEDERATED HIGH INCOME BOND FUND II.....................  1.10%    SERVICE CLASS    $11.11        539
FEDERATED HIGH INCOME BOND FUND II.....................  1.20%    SERVICE CLASS    $11.66        320
FEDERATED HIGH INCOME BOND FUND II.....................  1.25%    SERVICE CLASS    $11.64        804

FEDERATED KAUFMANN FUND II.............................  1.10%    SERVICE CLASS    $12.46        253
FEDERATED KAUFMANN FUND II.............................  1.20%    SERVICE CLASS    $15.48         94
FEDERATED KAUFMANN FUND II.............................  1.25%    SERVICE CLASS    $15.44        170

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.30%   SERVICE CLASS 2   $17.98         33
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.55%   SERVICE CLASS 2   $17.62          7
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.65%   SERVICE CLASS 2   $17.47         10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.70%   SERVICE CLASS 2   $17.40          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.30%   SERVICE CLASS 2   $15.20         19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.65%   SERVICE CLASS 2   $21.60          9
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.10%   SERVICE CLASS 2   $12.29        730
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.20%   SERVICE CLASS 2   $14.64        466
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.25%   SERVICE CLASS 2   $14.61        594
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.30%   SERVICE CLASS 2   $23.72      4,334
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.55%   SERVICE CLASS 2   $23.23        241
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.65%   SERVICE CLASS 2   $23.04      1,011
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.70%   SERVICE CLASS 2   $22.95      1,055

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.30         49
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.05         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $13.95         19
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $13.91          1

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.71         57
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.45          9
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $14.35         16
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $14.30          2

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $15.44         59
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.17          8
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.07         22

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $16.04         29
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.77         21
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.66         12
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $15.60         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                           UNITS
                                                    CONTRACT                            OUTSTANDING
                                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                    -------- --------------- ---------- -----------

FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.30%   SERVICE CLASS 2   $14.64         10
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.10%   SERVICE CLASS 2   $12.28        565
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.20%   SERVICE CLASS 2   $14.10        264
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.25%   SERVICE CLASS 2   $14.07        361
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.30%   SERVICE CLASS 2   $23.00      2,212
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.55%   SERVICE CLASS 2   $22.54        116
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.65%   SERVICE CLASS 2   $22.35        436
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.70%   SERVICE CLASS 2   $22.26        359

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  0.30%   SERVICE CLASS 2   $11.59         27
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.10%   SERVICE CLASS 2   $10.76      1,152
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.20%   SERVICE CLASS 2   $11.16        541
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.25%   SERVICE CLASS 2   $11.13      1,514
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.30%   SERVICE CLASS 2   $13.50      4,155
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.55%   SERVICE CLASS 2   $13.22        242
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.65%   SERVICE CLASS 2   $13.11        812
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.70%   SERVICE CLASS 2   $13.06        810

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.10%   CLASS I SHARES    $10.67         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.20%   CLASS I SHARES    $10.99         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.25%   CLASS I SHARES    $10.97        104
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.30%   CLASS I SHARES    $10.95        112
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.65%   CLASS I SHARES    $10.82         36
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.70%   CLASS I SHARES    $10.80         38

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.10%   CLASS I SHARES    $12.13        457
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.20%   CLASS I SHARES    $13.48        238
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.25%   CLASS I SHARES    $13.45        545
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.30%   CLASS I SHARES    $15.26      1,496
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $13.61         34
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $15.04         12
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.65%   CLASS I SHARES    $14.96        404
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.70%   CLASS I SHARES    $14.91        317

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.10%       CLASS 2       $11.06         85
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.20%       CLASS 2       $11.91        139
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.25%       CLASS 2       $11.89        220
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.30%       CLASS 2       $16.65        673
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.55%       CLASS 2       $16.32         10
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.65%       CLASS 2       $16.19         98
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.70%       CLASS 2       $16.12        177

FRANKLIN INCOME VIP FUND...........................  0.30%       CLASS 2       $12.23          5
FRANKLIN INCOME VIP FUND...........................  0.65%       CLASS 2       $15.45         10
FRANKLIN INCOME VIP FUND...........................  1.10%       CLASS 2       $10.97        693
FRANKLIN INCOME VIP FUND...........................  1.20%       CLASS 2       $11.78        812
FRANKLIN INCOME VIP FUND...........................  1.25%       CLASS 2       $11.75      1,455

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND..........................  1.30%      CLASS 2        $15.85      2,360
FRANKLIN INCOME VIP FUND..........................  1.55%      CLASS 2        $15.54         67
FRANKLIN INCOME VIP FUND..........................  1.65%      CLASS 2        $15.41        523
FRANKLIN INCOME VIP FUND..........................  1.70%      CLASS 2        $15.35        777

FRANKLIN MUTUAL SHARES VIP FUND...................  1.10%      CLASS 2        $11.10         93
FRANKLIN MUTUAL SHARES VIP FUND...................  1.20%      CLASS 2        $12.59         50
FRANKLIN MUTUAL SHARES VIP FUND...................  1.25%      CLASS 2        $12.56         59
FRANKLIN MUTUAL SHARES VIP FUND...................  1.30%      CLASS 2        $18.19        478
FRANKLIN MUTUAL SHARES VIP FUND...................  1.55%      CLASS 2        $17.83         44
FRANKLIN MUTUAL SHARES VIP FUND...................  1.65%      CLASS 2        $17.69        115
FRANKLIN MUTUAL SHARES VIP FUND...................  1.70%      CLASS 2        $17.62         38

FRANKLIN RISING DIVIDENDS VIP FUND................  0.30%      CLASS 2        $14.95         28
FRANKLIN RISING DIVIDENDS VIP FUND................  1.10%      CLASS 2        $12.90        495
FRANKLIN RISING DIVIDENDS VIP FUND................  1.20%      CLASS 2        $14.39        314
FRANKLIN RISING DIVIDENDS VIP FUND................  1.25%      CLASS 2        $14.36        683
FRANKLIN RISING DIVIDENDS VIP FUND................  1.30%      CLASS 2        $16.64      2,547
FRANKLIN RISING DIVIDENDS VIP FUND................  1.55%      CLASS 2        $15.53         64
FRANKLIN RISING DIVIDENDS VIP FUND................  1.65%      CLASS 2        $16.36        567
FRANKLIN RISING DIVIDENDS VIP FUND................  1.70%      CLASS 2        $16.32        469

FRANKLIN STRATEGIC INCOME VIP FUND................  0.65%      CLASS 2        $12.52          1
FRANKLIN STRATEGIC INCOME VIP FUND................  1.30%      CLASS 2        $13.39      3,151
FRANKLIN STRATEGIC INCOME VIP FUND................  1.55%      CLASS 2        $13.12        163
FRANKLIN STRATEGIC INCOME VIP FUND................  1.65%      CLASS 2        $13.01        621
FRANKLIN STRATEGIC INCOME VIP FUND................  1.70%      CLASS 2        $12.96        660

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.30%   SERVICE SHARES    $22.16        918
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.55%   SERVICE SHARES    $21.71         66
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.65%   SERVICE SHARES    $21.53        236
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.70%   SERVICE SHARES    $21.44        176

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  0.30%   COMMON SHARES     $10.54          4
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.10%   COMMON SHARES     $ 8.41        112
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.20%   COMMON SHARES     $10.15         51
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.25%   COMMON SHARES     $10.13         70
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.30%   COMMON SHARES     $ 7.74         42
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.55%   COMMON SHARES     $ 7.60         14
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.65%   COMMON SHARES     $ 7.55         29
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.70%   COMMON SHARES     $ 7.52          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.30%   COMMON SHARES     $ 9.86         38
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.55%   COMMON SHARES     $ 9.69         19
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.65%   COMMON SHARES     $ 9.62         12
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.70%   COMMON SHARES     $ 9.59          1

HARTFORD CAPITAL APPRECIATION HLS FUND............  0.30%         IC          $12.96          7
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.10%         IC          $11.76        177
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.20%         IC          $12.55        101
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.25%         IC          $12.52        148
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.30%         IC          $12.50        784
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.65%         IC          $12.34        131
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.70%         IC          $12.32         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.10%         IC          $12.71        357
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.20%         IC          $14.89        118
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.25%         IC          $14.86        375
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.30%         IC          $14.83      1,151
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.65%         IC          $14.65        153
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.70%         IC          $14.62        194

INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.30%      SERIES II      $26.42         12
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.55%      SERIES II      $25.88          1
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.65%      SERIES II      $25.67          6

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.10%      SERIES II      $10.91        361
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.20%      SERIES II      $11.58        129
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.25%      SERIES II      $11.56        442

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.65%      SERIES II      $21.54          1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.30%      SERIES II      $21.36      2,569
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $18.60         20
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $20.92         66
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $18.49        301
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $20.75        284
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $18.43        561
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $20.66          7

INVESCO V.I. EQUITY AND INCOME FUND...............  1.30%      SERIES II      $11.86      1,164
INVESCO V.I. EQUITY AND INCOME FUND...............  1.65%      SERIES II      $11.74         79
INVESCO V.I. EQUITY AND INCOME FUND...............  1.70%      SERIES II      $11.72         24

INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.10%      SERIES II      $ 9.37        166
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.20%      SERIES II      $12.67         82
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.25%      SERIES II      $12.65        143

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.30%      SERIES II      $12.16          6
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%      SERIES II      $10.49        327
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%      SERIES II      $11.70        226
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%      SERIES II      $11.68        303
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.30%      SERIES II      $17.00      2,625
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.55%      SERIES II      $16.66        188
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.65%      SERIES II      $16.52        713
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.70%      SERIES II      $16.45        603

INVESCO V.I. HIGH YIELD FUND......................  0.30%      SERIES II      $11.54          2
INVESCO V.I. HIGH YIELD FUND......................  1.10%      SERIES II      $10.63        355
INVESCO V.I. HIGH YIELD FUND......................  1.20%      SERIES II      $11.12        240
INVESCO V.I. HIGH YIELD FUND......................  1.25%      SERIES II      $11.09        628
INVESCO V.I. HIGH YIELD FUND......................  1.30%      SERIES II      $12.92      1,503
INVESCO V.I. HIGH YIELD FUND......................  1.55%      SERIES II      $12.69         51
INVESCO V.I. HIGH YIELD FUND......................  1.65%      SERIES II      $12.60        387
INVESCO V.I. HIGH YIELD FUND......................  1.70%      SERIES II      $12.56        241

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.30%      SERIES II      $11.96          5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%      SERIES II      $10.67        427
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%      SERIES II      $11.51        176
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II      $11.49        232
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.30%      SERIES II      $15.72      2,023
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.55%      SERIES II      $15.40        135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.65%      SERIES II      $15.27        334
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.70%      SERIES II      $15.21        299

INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.30%      SERIES II      $18.30        584
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.55%      SERIES II      $17.93         19
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.65%      SERIES II      $17.78         64
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.70%      SERIES II      $17.71         40

INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II      $11.10        145
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II      $12.26         55
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II      $12.23        129
INVESCO V.I. SMALL CAP EQUITY FUND................  1.30%      SERIES II      $23.26        512
INVESCO V.I. SMALL CAP EQUITY FUND................  1.55%      SERIES II      $22.78         35
INVESCO V.I. SMALL CAP EQUITY FUND................  1.65%      SERIES II      $22.60         66
INVESCO V.I. SMALL CAP EQUITY FUND................  1.70%      SERIES II      $22.50         37

IVY VIP ASSET STRATEGY............................  0.30%      CLASS II       $10.42          1
IVY VIP ASSET STRATEGY............................  1.10%      CLASS II       $ 9.89        165
IVY VIP ASSET STRATEGY............................  1.20%      CLASS II       $10.03        285
IVY VIP ASSET STRATEGY............................  1.25%      CLASS II       $10.01        350
IVY VIP ASSET STRATEGY............................  1.30%      CLASS II       $12.44      1,327
IVY VIP ASSET STRATEGY............................  1.55%      CLASS II       $12.22         32
IVY VIP ASSET STRATEGY............................  1.65%      CLASS II       $12.14        268
IVY VIP ASSET STRATEGY............................  1.70%      CLASS II       $12.09        681

IVY VIP DIVIDEND OPPORTUNITIES....................  1.30%      CLASS II       $19.78        492
IVY VIP DIVIDEND OPPORTUNITIES....................  1.55%      CLASS II       $19.38         79
IVY VIP DIVIDEND OPPORTUNITIES....................  1.65%      CLASS II       $19.22        159
IVY VIP DIVIDEND OPPORTUNITIES....................  1.70%      CLASS II       $19.14         90

IVY VIP ENERGY....................................  1.10%      CLASS II       $ 8.04        278
IVY VIP ENERGY....................................  1.20%      CLASS II       $ 7.56        228
IVY VIP ENERGY....................................  1.25%      CLASS II       $ 7.54        387
IVY VIP ENERGY....................................  1.30%      CLASS II       $10.93      1,841
IVY VIP ENERGY....................................  1.55%      CLASS II       $10.71        195
IVY VIP ENERGY....................................  1.65%      CLASS II       $10.62        333
IVY VIP ENERGY....................................  1.70%      CLASS II       $10.57        288

IVY VIP HIGH INCOME...............................  0.65%      CLASS II       $15.70         --
IVY VIP HIGH INCOME...............................  1.30%      CLASS II       $17.36      4,983
IVY VIP HIGH INCOME...............................  1.55%      CLASS II       $17.01        303
IVY VIP HIGH INCOME...............................  1.65%      CLASS II       $16.87      1,187
IVY VIP HIGH INCOME...............................  1.70%      CLASS II       $16.80      1,254

IVY VIP MICRO CAP GROWTH..........................  0.30%      CLASS II       $11.78          3
IVY VIP MICRO CAP GROWTH..........................  1.10%      CLASS II       $10.73        123
IVY VIP MICRO CAP GROWTH..........................  1.20%      CLASS II       $11.34         96
IVY VIP MICRO CAP GROWTH..........................  1.25%      CLASS II       $11.32         89

IVY VIP MID CAP GROWTH............................  0.65%      CLASS II       $20.66         --
IVY VIP MID CAP GROWTH............................  1.30%      CLASS II       $24.81      1,590
IVY VIP MID CAP GROWTH............................  1.55%      CLASS II       $24.30         97
IVY VIP MID CAP GROWTH............................  1.65%      CLASS II       $24.10        270
IVY VIP MID CAP GROWTH............................  1.70%      CLASS II       $24.00        282

IVY VIP NATURAL RESOURCES.........................  1.30%      CLASS II       $ 8.10        859
IVY VIP NATURAL RESOURCES.........................  1.55%      CLASS II       $ 7.93         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
IVY VIP NATURAL RESOURCES...............  1.65%      CLASS II       $ 7.87        250
IVY VIP NATURAL RESOURCES...............  1.70%      CLASS II       $ 7.84        122

IVY VIP SCIENCE AND TECHNOLOGY..........  0.30%      CLASS II       $14.52          4
IVY VIP SCIENCE AND TECHNOLOGY..........  0.65%      CLASS II       $24.86          3
IVY VIP SCIENCE AND TECHNOLOGY..........  1.10%      CLASS II       $11.87        372
IVY VIP SCIENCE AND TECHNOLOGY..........  1.20%      CLASS II       $13.98        303
IVY VIP SCIENCE AND TECHNOLOGY..........  1.25%      CLASS II       $13.95        345
IVY VIP SCIENCE AND TECHNOLOGY..........  1.30%      CLASS II       $27.24      1,721
IVY VIP SCIENCE AND TECHNOLOGY..........  1.55%      CLASS II       $26.68        149
IVY VIP SCIENCE AND TECHNOLOGY..........  1.65%      CLASS II       $26.46        376
IVY VIP SCIENCE AND TECHNOLOGY..........  1.70%      CLASS II       $26.36        268

IVY VIP SMALL CAP GROWTH................  1.30%      CLASS II       $21.68        890
IVY VIP SMALL CAP GROWTH................  1.55%      CLASS II       $21.23         62
IVY VIP SMALL CAP GROWTH................  1.65%      CLASS II       $21.06        203
IVY VIP SMALL CAP GROWTH................  1.70%      CLASS II       $20.97        148

JANUS HENDERSON VIT BALANCED PORTFOLIO..  0.30%   SERVICE SHARES    $13.62          4
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.10%   SERVICE SHARES    $11.72      1,273
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.20%   SERVICE SHARES    $13.11        513
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.25%   SERVICE SHARES    $13.09      2,556

JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  0.30%   SERVICE SHARES    $10.88         25
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $10.10        936
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $10.47        418
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $10.45      1,393

JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $12.58        316
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $15.01        145
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $14.98        322

JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.10%      CLASS 2        $11.69        125
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.25%      CLASS 2        $11.64      1,523

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.10%      CLASS 2        $11.39         50
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.25%      CLASS 2        $11.35      1,312

LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  0.30%   SERVICE SHARES    $11.15          1
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.10%   SERVICE SHARES    $11.34        489
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.20%   SERVICE SHARES    $10.73        326
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.25%   SERVICE SHARES    $10.71        363
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.30%   SERVICE SHARES    $13.12      4,539
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.55%   SERVICE SHARES    $12.86        563
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.65%   SERVICE SHARES    $12.75      1,040
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.70%   SERVICE SHARES    $12.70        710

LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.30%     VC SHARES       $12.57         19
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.65%     VC SHARES       $15.26          2
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.10%     VC SHARES       $11.26      1,390
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.20%     VC SHARES       $12.10        609
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.25%     VC SHARES       $12.07      1,279
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.30%     VC SHARES       $14.24      3,695
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.55%     VC SHARES       $14.00        174
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.65%     VC SHARES       $13.90        855
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.70%     VC SHARES       $13.85      1,040

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.30%      VC SHARES     $ 17.09        199
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.55%      VC SHARES     $ 16.79         14
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.65%      VC SHARES     $ 16.67         45
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.70%      VC SHARES     $ 16.62         16

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.30%      VC SHARES     $ 16.30        181
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.55%      VC SHARES     $ 16.02         25
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.65%      VC SHARES     $ 15.91         53
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.70%      VC SHARES     $ 15.85         46

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  0.30%    SERVICE CLASS   $ 14.27         12
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.10%    SERVICE CLASS   $ 12.37      1,677
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.20%    SERVICE CLASS   $ 13.74        622
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.25%    SERVICE CLASS   $ 13.71      1,359
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.30%    SERVICE CLASS   $ 20.34      6,407
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.55%    SERVICE CLASS   $ 19.93        389
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.65%    SERVICE CLASS   $ 19.76      1,277
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.70%    SERVICE CLASS   $ 19.68      1,279

MFS(R) INVESTORS TRUST SERIES..........................  1.10%    SERVICE CLASS   $ 12.64         96
MFS(R) INVESTORS TRUST SERIES..........................  1.20%    SERVICE CLASS   $ 14.72         31
MFS(R) INVESTORS TRUST SERIES..........................  1.25%    SERVICE CLASS   $ 14.69         89
MFS(R) INVESTORS TRUST SERIES..........................  1.30%    SERVICE CLASS   $ 23.20        303
MFS(R) INVESTORS TRUST SERIES..........................  1.55%    SERVICE CLASS   $ 22.73         31
MFS(R) INVESTORS TRUST SERIES..........................  1.65%    SERVICE CLASS   $ 22.54         66
MFS(R) INVESTORS TRUST SERIES..........................  1.70%    SERVICE CLASS   $ 22.45         55

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.30%    SERVICE CLASS   $ 24.10        420
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.55%    SERVICE CLASS   $ 23.61         61
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.65%    SERVICE CLASS   $ 23.41         86
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.70%    SERVICE CLASS   $ 23.32         46

MFS(R) RESEARCH SERIES.................................  1.10%    SERVICE CLASS   $ 12.63         68
MFS(R) RESEARCH SERIES.................................  1.20%    SERVICE CLASS   $ 14.76         32
MFS(R) RESEARCH SERIES.................................  1.25%    SERVICE CLASS   $ 14.73         68

MFS(R) TECHNOLOGY PORTFOLIO............................  1.30%    SERVICE CLASS   $ 31.69        678
MFS(R) TECHNOLOGY PORTFOLIO............................  1.55%    SERVICE CLASS   $ 31.05        107
MFS(R) TECHNOLOGY PORTFOLIO............................  1.65%    SERVICE CLASS   $ 30.79        140
MFS(R) TECHNOLOGY PORTFOLIO............................  1.70%    SERVICE CLASS   $ 30.67        151

MFS(R) UTILITIES SERIES................................  0.30%    SERVICE CLASS   $ 12.00         --
MFS(R) UTILITIES SERIES................................  1.10%    SERVICE CLASS   $ 10.17        309
MFS(R) UTILITIES SERIES................................  1.20%    SERVICE CLASS   $ 11.55        269
MFS(R) UTILITIES SERIES................................  1.25%    SERVICE CLASS   $ 11.53        258
MFS(R) UTILITIES SERIES................................  1.30%    SERVICE CLASS   $ 19.06      1,638
MFS(R) UTILITIES SERIES................................  1.55%    SERVICE CLASS   $ 18.67         76
MFS(R) UTILITIES SERIES................................  1.65%    SERVICE CLASS   $ 18.51        272
MFS(R) UTILITIES SERIES................................  1.70%    SERVICE CLASS   $ 18.44        338

MFS(R) VALUE SERIES....................................  1.10%    SERVICE CLASS   $ 12.60      1,065
MFS(R) VALUE SERIES....................................  1.20%    SERVICE CLASS   $ 14.58        166
MFS(R) VALUE SERIES....................................  1.25%    SERVICE CLASS   $ 14.55        551

MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%          B         $ 24.52        376
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.55%          B         $105.14         21
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.65%          B         $ 23.52        146

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......................  1.70%         B          $100.15         13

MULTIMANAGER CORE BOND...............................  1.30%         B          $ 13.96      4,046
MULTIMANAGER CORE BOND...............................  1.55%         B          $ 14.37      1,248
MULTIMANAGER CORE BOND...............................  1.65%         B          $ 13.24      2,441
MULTIMANAGER CORE BOND...............................  1.70%         B          $ 14.03        515

MULTIMANAGER MID CAP GROWTH..........................  1.30%         B          $ 27.52        445
MULTIMANAGER MID CAP GROWTH..........................  1.55%         B          $ 21.54         72
MULTIMANAGER MID CAP GROWTH..........................  1.65%         B          $ 26.18        159
MULTIMANAGER MID CAP GROWTH..........................  1.70%         B          $ 21.03        124

MULTIMANAGER MID CAP VALUE...........................  1.30%         B          $ 26.22        257
MULTIMANAGER MID CAP VALUE...........................  1.55%         B          $ 23.43         40
MULTIMANAGER MID CAP VALUE...........................  1.65%         B          $ 24.94         99
MULTIMANAGER MID CAP VALUE...........................  1.70%         B          $ 22.87         71

MULTIMANAGER TECHNOLOGY..............................  0.30%         B          $ 19.31          2
MULTIMANAGER TECHNOLOGY..............................  1.10%         B          $ 14.85        275
MULTIMANAGER TECHNOLOGY..............................  1.20%         B          $ 18.59         97
MULTIMANAGER TECHNOLOGY..............................  1.25%         B          $ 18.56        412
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 15.18        611
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 33.62        255
MULTIMANAGER TECHNOLOGY..............................  1.55%         B          $ 27.60         75
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 15.03        125
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 31.98         82
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 15.00         65
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 26.94         54

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.10%   CLASS S SHARES   $ 11.28         45
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.20%   CLASS S SHARES   $ 11.39         34
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.25%   CLASS S SHARES   $ 11.37         44
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.30%   CLASS S SHARES   $ 11.35        165
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.65%   CLASS S SHARES   $ 11.21         36
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.70%   CLASS S SHARES   $ 11.19         50

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.10%   CLASS S SHARES   $  9.51         54
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.20%   CLASS S SHARES   $  9.55         29
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.25%   CLASS S SHARES   $  9.54         30
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.30%   CLASS S SHARES   $  9.52         87
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.65%   CLASS S SHARES   $  9.40         11
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.70%   CLASS S SHARES   $  9.38         31

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  0.30%   ADVISOR CLASS    $  6.82         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.10%   ADVISOR CLASS    $  8.46         84
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.20%   ADVISOR CLASS    $  6.57        112
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.25%   ADVISOR CLASS    $  6.56        138
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.30%   ADVISOR CLASS    $  6.94      1,309
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.55%   ADVISOR CLASS    $  6.80         89
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.65%   ADVISOR CLASS    $  6.75        380
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.70%   ADVISOR CLASS    $  6.72        337

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.10%    ADVISOR CLASS    $11.24        137
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.20%    ADVISOR CLASS    $11.48         62
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.25%    ADVISOR CLASS    $11.45        131
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.30%    ADVISOR CLASS    $14.52        705
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.55%    ADVISOR CLASS    $14.22        106
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.65%    ADVISOR CLASS    $14.11        223
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.70%    ADVISOR CLASS    $14.05        127

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.10%    ADVISOR CLASS    $10.59        125
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.20%    ADVISOR CLASS    $10.12         40
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.25%    ADVISOR CLASS    $10.10        157

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.10%    ADVISOR CLASS    $10.72         11
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.20%    ADVISOR CLASS    $11.61         43
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.25%    ADVISOR CLASS    $11.58         77

PIMCO REAL RETURN PORTFOLIO............................  1.30%    ADVISOR CLASS    $11.63      3,051
PIMCO REAL RETURN PORTFOLIO............................  1.55%    ADVISOR CLASS    $11.39        281
PIMCO REAL RETURN PORTFOLIO............................  1.65%    ADVISOR CLASS    $11.30        938
PIMCO REAL RETURN PORTFOLIO............................  1.70%    ADVISOR CLASS    $11.25        561

PIMCO TOTAL RETURN PORTFOLIO...........................  0.65%    ADVISOR CLASS    $11.60         --
PIMCO TOTAL RETURN PORTFOLIO...........................  1.10%    ADVISOR CLASS    $10.31      1,247
PIMCO TOTAL RETURN PORTFOLIO...........................  1.20%    ADVISOR CLASS    $10.58        444
PIMCO TOTAL RETURN PORTFOLIO...........................  1.25%    ADVISOR CLASS    $10.56      1,332
PIMCO TOTAL RETURN PORTFOLIO...........................  1.30%    ADVISOR CLASS    $12.12      7,400
PIMCO TOTAL RETURN PORTFOLIO...........................  1.55%    ADVISOR CLASS    $11.87        548
PIMCO TOTAL RETURN PORTFOLIO...........................  1.65%    ADVISOR CLASS    $11.77      1,935
PIMCO TOTAL RETURN PORTFOLIO...........................  1.70%    ADVISOR CLASS    $11.73      1,446

PROFUND VP BEAR........................................  1.30%    COMMON SHARES    $ 2.32         38
PROFUND VP BEAR........................................  1.55%    COMMON SHARES    $ 2.28          7
PROFUND VP BEAR........................................  1.65%    COMMON SHARES    $ 2.26          8

PROFUND VP BIOTECHNOLOGY...............................  0.65%    COMMON SHARES    $33.29          2
PROFUND VP BIOTECHNOLOGY...............................  1.30%    COMMON SHARES    $33.47        994
PROFUND VP BIOTECHNOLOGY...............................  1.55%    COMMON SHARES    $32.79         52
PROFUND VP BIOTECHNOLOGY...............................  1.65%    COMMON SHARES    $32.52        221
PROFUND VP BIOTECHNOLOGY...............................  1.70%    COMMON SHARES    $32.39        192

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.10%       CLASS B       $10.30         90
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.20%       CLASS B       $10.68         61
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.25%       CLASS B       $10.66         97

PUTNAM VT DIVERSIFIED INCOME FUND......................  1.10%       CLASS B       $10.66        144
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.20%       CLASS B       $10.23         55
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.25%       CLASS B       $10.21        417
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.30%       CLASS B       $10.19        326
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.65%       CLASS B       $10.06         43
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.70%       CLASS B       $10.05         27

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.10%       CLASS B       $11.78        201
PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.25%       CLASS B       $11.73        165

PUTNAM VT RESEARCH FUND................................  1.10%       CLASS B       $12.85         28
PUTNAM VT RESEARCH FUND................................  1.25%       CLASS B       $12.80          8

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.10%      CLASS II       $10.14         42
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.20%      CLASS II       $10.39         29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.25%      CLASS II       $10.37         32
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.30%      CLASS II       $10.35        222
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.65%      CLASS II       $10.22         25
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.70%      CLASS II       $10.20         20

SEI VP BALANCED STRATEGY FUND..........................  1.10%      CLASS III      $10.71         98
SEI VP BALANCED STRATEGY FUND..........................  1.20%      CLASS III      $11.40        186
SEI VP BALANCED STRATEGY FUND..........................  1.25%      CLASS III      $11.38        520

SEI VP CONSERVATIVE STRATEGY FUND......................  1.10%      CLASS III      $10.32         56
SEI VP CONSERVATIVE STRATEGY FUND......................  1.20%      CLASS III      $10.63        127
SEI VP CONSERVATIVE STRATEGY FUND......................  1.25%      CLASS III      $10.60        929

SEI VP MARKET GROWTH STRATEGY FUND.....................  0.30%      CLASS III      $12.18          1
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.10%      CLASS III      $10.92        153
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.20%      CLASS III      $11.73        310
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.25%      CLASS III      $11.70        201

SEI VP MARKET PLUS STRATEGY FUND.......................  1.10%      CLASS III      $11.32         33
SEI VP MARKET PLUS STRATEGY FUND.......................  1.20%      CLASS III      $12.44         81
SEI VP MARKET PLUS STRATEGY FUND.......................  1.25%      CLASS III      $12.42         56

SEI VP MODERATE STRATEGY FUND..........................  1.10%      CLASS III      $10.66        278
SEI VP MODERATE STRATEGY FUND..........................  1.20%      CLASS III      $11.32        135
SEI VP MODERATE STRATEGY FUND..........................  1.25%      CLASS III      $11.29        351

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  0.30%      CLASS II       $13.94          5
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.10%      CLASS II       $12.27        254
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.20%      CLASS II       $13.42        103
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.25%      CLASS II       $13.39        236

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.30%      CLASS II       $17.45          4
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.65%      CLASS II       $36.69          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.10%      CLASS II       $10.99        971
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.20%      CLASS II       $16.81        399
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.25%      CLASS II       $16.77        819
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.30%      CLASS II       $39.94      2,081
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.55%      CLASS II       $39.13        109
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.65%      CLASS II       $38.81        359
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.70%      CLASS II       $38.65        367

TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.30%       CLASS 2       $12.50        768
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.55%       CLASS 2       $12.24         62
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.65%       CLASS 2       $12.14        177
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.70%       CLASS 2       $12.09        135

TEMPLETON FOREIGN VIP FUND.............................  1.30%       CLASS 2       $13.29        433
TEMPLETON FOREIGN VIP FUND.............................  1.55%       CLASS 2       $13.02         36
TEMPLETON FOREIGN VIP FUND.............................  1.65%       CLASS 2       $12.91         83
TEMPLETON FOREIGN VIP FUND.............................  1.70%       CLASS 2       $12.86        104

TEMPLETON GLOBAL BOND VIP FUND.........................  0.30%       CLASS 2       $10.14         10
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%       CLASS 2       $ 9.57      1,003
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%       CLASS 2       $ 9.76        583
TEMPLETON GLOBAL BOND VIP FUND.........................  1.25%       CLASS 2       $ 9.74        887
TEMPLETON GLOBAL BOND VIP FUND.........................  1.30%       CLASS 2       $12.28      5,899
TEMPLETON GLOBAL BOND VIP FUND.........................  1.55%       CLASS 2       $12.03        441
TEMPLETON GLOBAL BOND VIP FUND.........................  1.65%       CLASS 2       $11.93      1,359
TEMPLETON GLOBAL BOND VIP FUND.........................  1.70%       CLASS 2       $11.88      1,385

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

TEMPLETON GROWTH VIP FUND..............................  1.30%      CLASS 2        $16.35         92
TEMPLETON GROWTH VIP FUND..............................  1.55%      CLASS 2        $16.02         14
TEMPLETON GROWTH VIP FUND..............................  1.65%      CLASS 2        $15.89         14
TEMPLETON GROWTH VIP FUND..............................  1.70%      CLASS 2        $15.83          1

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.30%   CLASS S SHARES    $ 7.27          7
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%   CLASS S SHARES    $ 8.20        154
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%   CLASS S SHARES    $ 7.00        115
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%   CLASS S SHARES    $ 6.98        177
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.30%   CLASS S SHARES    $ 8.51      1,828
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.55%   CLASS S SHARES    $ 8.34        205
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.65%   CLASS S SHARES    $ 8.27        397
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.70%   CLASS S SHARES    $ 8.24        257

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.10%   INITIAL CLASS     $10.07         35
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.20%   INITIAL CLASS     $ 9.86         31
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.25%   INITIAL CLASS     $ 9.84         28

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                        1290 VT      1290 VT
                                            1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                                          CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                                          SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                                          ----------- ----------- ------------- --------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  346,468  $   92,542    $319,445       $ 104,782      $  537,236    $   29,242
 Expenses:
   Asset-based charges...................     15,985     222,606     186,442          35,321         443,279       236,999
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INVESTMENT INCOME (LOSS).............    330,483    (130,064)    133,003          69,461          93,957      (207,757)
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      6,720      44,246      45,575         (34,148)       (461,488)       49,785
   Net realized gain distribution from
    the Portfolios.......................    280,587     809,853      17,458              --       2,381,600       938,494
                                          ----------  ----------    --------       ---------      ----------    ----------
 Net realized gain (loss)................    287,307     854,099      63,033         (34,148)      1,920,112       988,279
                                          ----------  ----------    --------       ---------      ----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    765,968     527,868     115,242        (131,367)      2,228,366        26,994
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  1,053,275   1,381,967     178,275        (165,515)      4,148,478     1,015,273
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,383,758  $1,251,903    $311,278       $ (96,054)     $4,242,435    $  807,516
                                          ==========  ==========    ========       =========      ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     1290 VT GAMCO                       1290 VT LOW                                  1290 VT
                                     SMALL COMPANY 1290 VT HIGH YIELD VOLATILITY GLOBAL 1290 VT NATURAL 1290 VT REAL SMARTBETA
                                        VALUE*           BOND*             EQUITY*        RESOURCES*      ESTATE*     EQUITY*
                                     ------------- ------------------ ----------------- --------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 1,687,505       $629,255          $ 66,114         $148,365      $  464,185  $  203,808
 Expenses:
   Asset-based charges..............    3,697,153        165,512            26,326           74,092         177,292      13,404
                                      -----------       --------          --------         --------      ----------  ----------

NET INVESTMENT INCOME (LOSS)........   (2,009,648)       463,743            39,788           74,273         286,893     190,404
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    5,628,377        (27,035)          363,533           87,149          26,552      14,754
   Net realized gain distribution
    from the Portfolios.............   20,118,563             --             8,138               --          99,770     429,041
                                      -----------       --------          --------         --------      ----------  ----------
 Net realized gain (loss)...........   25,746,940        (27,035)          371,671           87,149         126,322     443,795
                                      -----------       --------          --------         --------      ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   13,423,318        149,416           231,993          420,713         669,775   2,163,222
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   39,170,258        122,381           603,664          507,862         796,097   2,607,017
                                      -----------       --------          --------         --------      ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $37,160,610       $586,124          $643,452         $582,135      $1,082,990  $2,797,421
                                      ===========       ========          ========         ========      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                         AB VPS
                                                                        BALANCED   AB VPS GLOBAL                  AB VPS
                                                           7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                          1290 VT SOCIALLY  BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                                            RESPONSIBLE*   PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                                          ---------------- ----------  ----------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $ 41,948     $  250,495   $ 94,362     $  2,010      $ 42,462     $   82,977
 Expenses:
   Asset-based charges...................       49,878        989,867     74,525        8,195        39,101        123,940
                                              --------     ----------   --------     --------      --------     ----------

NET INVESTMENT INCOME (LOSS).............       (7,930)      (739,372)    19,837       (6,185)        3,361        (40,963)
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       25,898        787,539    (32,482)      51,867        34,105        326,750
   Net realized gain distribution from
    the Portfolios.......................      582,705             --     42,946           --       294,152             --
                                              --------     ----------   --------     --------      --------     ----------
 Net realized gain (loss)................      608,603        787,539     10,464       51,867       328,257        326,750
                                              --------     ----------   --------     --------      --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........       88,384      6,129,095    659,682      152,181       224,029      2,123,542
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      696,987      6,916,634    670,146      204,048       552,286      2,450,292
                                              --------     ----------   --------     --------      --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $689,057     $6,177,262   $689,983     $197,863      $555,647     $2,409,329
                                              ========     ==========   ========     ========      ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                   AMERICAN
                                     AB VPS REAL                                                     AMERICAN     CENTURY VP
                                       ESTATE    AB VPS SMALL/MID                ALPS | RED ROCKS   CENTURY VP      LARGE
                                     INVESTMENT     CAP VALUE       ALL ASSET     LISTED PRIVATE     INFLATION     COMPANY
                                     PORTFOLIO**   PORTFOLIO**    GROWTH-ALT 20* EQUITY PORTFOLIO PROTECTION FUND   VALUE
                                     ----------- ---------------- -------------- ---------------- --------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 80,260       $  8,582       $  619,231       $ 74,041        $158,445      $ 37,854
 Expenses:
   Asset-based charges..............    58,492         39,342          454,389         26,443          68,475        35,182
                                      --------       --------       ----------       --------        --------      --------

NET INVESTMENT INCOME (LOSS)........    21,768        (30,760)         164,842         47,598          89,970         2,672
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     8,233         30,935          192,271         56,701          (9,748)       76,019
   Net realized gain distribution
    from the Portfolios.............   273,202        174,706          875,825             --              --       128,816
                                      --------       --------       ----------       --------        --------      --------
 Net realized gain (loss)...........   281,435        205,641        1,068,096         56,701          (9,748)      204,835
                                      --------       --------       ----------       --------        --------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (48,288)       230,333        3,285,278        337,207          59,496         5,843
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   233,147        435,974        4,353,374        393,908          49,748       210,678
                                      --------       --------       ----------       --------        --------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $254,915       $405,214       $4,518,216       $441,506        $139,718      $213,350
                                      ========       ========       ==========       ========        ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                AMERICAN FUNDS
                                               AMERICAN FUNDS                                     INSURANCE
                                                  INSURANCE    AMERICAN FUNDS  AMERICAN FUNDS  SERIES(R) GLOBAL  AMERICAN FUNDS
                                   AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL           INSURANCE
                                CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                -------------- --------------- -------------- ---------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $ 1,802,978     $  610,431      $ 788,347       $   40,640       $   58,651       $  136,877
 Expenses:
   Asset-based charges.........    1,725,849        427,799        583,852           65,977          198,788          104,943
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INVESTMENT INCOME (LOSS)...       77,129        182,632        204,495          (25,337)        (140,137)          31,934
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    2,930,128        103,182       (203,344)          18,017         (278,792)         (41,681)
   Net realized gain
    distribution from the
    Portfolios.................    2,445,935      1,602,096        590,484          156,412               --          562,056
                                 -----------     ----------      ---------       ----------       ----------       ----------
 Net realized gain (loss)......    5,376,063      1,705,278        387,140          174,429         (278,792)         520,375
                                 -----------     ----------      ---------       ----------       ----------       ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    6,848,848      2,881,854        120,400        1,201,146        3,468,868        1,117,542
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   12,224,911      4,587,132        507,540        1,375,575        3,190,076        1,637,917
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $12,302,040     $4,769,764      $ 712,035       $1,350,238       $3,049,939       $1,669,851
                                 ===========     ==========      =========       ==========       ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                   AMERICAN FUNDS   AMERICAN FUNDS
                                     INSURANCE         INSURANCE
                                     SERIES(R)     SERIES(R) MANAGED AMERICAN FUNDS
                                   INTERNATIONAL      RISK ASSET       INSURANCE                                     AXA 2000
                                     GROWTH AND       ALLOCATION     SERIES(R) NEW  AXA 400 MANAGED AXA 500 MANAGED   MANAGED
                                   INCOME FUND/SM/     FUND/SM/      WORLD FUND(R)    VOLATILITY*     VOLATILITY*   VOLATILITY*
                                   --------------  ----------------- -------------- --------------- --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $104,121         $ 52,295       $   380,260     $   580,174     $ 1,940,641   $  539,389
 Expenses:
   Asset-based charges............      52,903           97,067           617,650       1,127,173       2,586,846    1,115,381
                                      --------         --------       -----------     -----------     -----------   ----------

NET INVESTMENT INCOME (LOSS)......      51,218          (44,772)         (237,390)       (546,999)       (646,205)    (575,992)
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       2,189           73,925            66,046       4,815,098      14,777,313    5,179,188
   Net realized gain
    distribution from the
    Portfolios....................          --           64,323                --       6,039,628       3,655,444    4,271,822
                                      --------         --------       -----------     -----------     -----------   ----------
 Net realized gain (loss).........       2,189          138,248            66,046      10,854,726      18,432,757    9,451,010
                                      --------         --------       -----------     -----------     -----------   ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     831,397          734,597        10,717,773        (265,277)     13,381,317      152,276
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     833,586          872,845        10,783,819      10,589,449      31,814,074    9,603,286
                                      --------         --------       -----------     -----------     -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $884,804         $828,073       $10,546,429     $10,042,450     $31,167,869   $9,027,294
                                      ========         ========       ===========     ===========     ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                   AXA
                                                                               CONSERVATIVE     AXA        AXA GLOBAL
                                   AXA AGGRESSIVE AXA AGGRESSIVE AXA BALANCED     GROWTH    CONSERVATIVE EQUITY MANAGED
                                    ALLOCATION*     STRATEGY*     STRATEGY*     STRATEGY*    STRATEGY*    VOLATILITY*
                                   -------------- -------------- ------------  ------------ ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..   $  372,302    $ 53,853,891  $ 37,825,634  $16,682,249  $ 7,370,120    $  178,632
 Expenses:
   Asset-based charges............      319,646      44,324,898    41,013,068   19,049,111   10,496,087       239,563
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)......       52,656       9,528,993    (3,187,434)  (2,366,862)  (3,125,967)      (60,931)
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      428,736      21,091,277    34,128,489   16,061,985    7,471,651       737,638
   Net realized gain
    distribution from the
    Portfolios....................      827,634      28,210,780    29,172,715   13,326,791    7,861,157            --
                                     ----------    ------------  ------------  -----------  -----------    ----------
 Net realized gain (loss).........    1,256,370      49,302,057    63,301,204   29,388,776   15,332,808       737,638
                                     ----------    ------------  ------------  -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................    2,504,038     355,992,324   173,147,275   58,400,077    8,796,574     2,880,963
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......    3,760,408     405,294,381   236,448,479   87,788,853   24,129,382     3,618,601
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................   $3,813,064    $414,823,374  $233,261,045  $85,421,991  $21,003,415    $3,557,670
                                     ==========    ============  ============  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA           AXA           AXA
                                                INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP AXA LARGE CAP
                                    AXA GROWTH  CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED  GROWTH MANAGED
                                    STRATEGY*    VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                   ------------ ------------- ------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.. $ 62,173,685  $  212,429    $ 2,215,315    $ 62,657     $  102,776     $  117,276
 Expenses:
   Asset-based charges............   56,182,918     184,526      1,643,427      47,660        152,413        357,167
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)......    5,990,767      27,903        571,888      14,997        (49,637)      (239,891)
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................   37,175,661     179,763      2,635,989      65,050        558,676      1,533,390
   Net realized gain
    distribution from the
    Portfolios....................   36,252,534          --        965,855          --        672,800      1,945,135
                                   ------------  ----------    -----------    --------     ----------     ----------
 Net realized gain (loss).........   73,428,195     179,763      3,601,844      65,050      1,231,476      3,478,525
                                   ------------  ----------    -----------    --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................  378,210,484   2,575,344     18,772,861     570,087        678,442      2,583,874
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......  451,638,679   2,755,107     22,374,705     635,137      1,909,918      6,062,399
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................... $457,629,446  $2,783,010    $22,946,593    $650,134     $1,860,281     $5,822,508
                                   ============  ==========    ===========    ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     AXA LARGE CAP AXA MID CAP VALUE                               AXA MODERATE-  AXA ULTRA
                                     VALUE MANAGED      MANAGED      AXA MODERATE   AXA MODERATE       PLUS      CONSERVATIVE
                                      VOLATILITY*     VOLATILITY*    ALLOCATION*  GROWTH STRATEGY*  ALLOCATION*   STRATEGY*
                                     ------------- ----------------- ------------ ---------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $  373,635      $  188,051     $ 1,790,913    $ 86,905,710    $  767,570   $    890,492
 Expenses:
   Asset-based charges..............     353,367         257,789       1,857,454      87,399,864       703,926      2,374,943
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INVESTMENT INCOME (LOSS)........      20,268         (69,738)        (66,541)       (494,154)       63,644     (1,484,451)
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,217,458         776,831         538,351      84,373,517       578,708    (11,432,206)
   Net realized gain distribution
    from the Portfolios.............          --       1,136,603       4,819,294      72,704,408     2,394,654      1,133,841
                                      ----------      ----------     -----------    ------------    ----------   ------------
 Net realized gain (loss)...........   1,217,458       1,913,434       5,357,645     157,077,925     2,973,362    (10,298,365)
                                      ----------      ----------     -----------    ------------    ----------   ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   1,598,553         (29,605)      7,348,448     445,849,836     3,698,784     13,008,359
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   2,816,011       1,883,829      12,706,093     602,927,761     6,672,146      2,709,994
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $2,836,279      $1,814,091     $12,639,552    $602,433,607    $6,735,790   $  1,225,543
                                      ==========      ==========     ===========    ============    ==========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   AXA/AB SHORT                                  AXA/FRANKLIN
                                                    AXA/AB DYNAMIC   DURATION                    AXA/CLEARBRIDGE   BALANCED
                                     AXA/AB DYNAMIC    MODERATE     GOVERNMENT  AXA/AB SMALL CAP    LARGE CAP      MANAGED
                                        GROWTH*        GROWTH*        BOND*         GROWTH*          GROWTH*     VOLATILITY*
                                     -------------- -------------- ------------ ---------------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 4,680,144    $ 31,909,888    $ 10,096     $   185,806      $    57,536     $251,013
 Expenses:
   Asset-based charges..............    5,844,773      37,515,224      22,541         958,832        1,128,014      145,525
                                      -----------    ------------    --------     -----------      -----------     --------

NET INVESTMENT INCOME (LOSS)........   (1,164,629)     (5,605,336)    (12,445)       (773,026)      (1,070,478)     105,488
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    1,071,853      30,760,534        (744)       (122,335)        (423,760)     236,861
   Net realized gain distribution
    from the Portfolios.............    7,039,952      40,159,565          --       6,030,934        9,677,616           --
                                      -----------    ------------    --------     -----------      -----------     --------
 Net realized gain (loss)...........    8,111,805      70,920,099        (744)      5,908,599        9,253,856      236,861
                                      -----------    ------------    --------     -----------      -----------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   45,376,744     217,239,638      (4,801)      7,482,724        8,604,129      447,366
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   53,488,549     288,159,737      (5,545)     13,391,323       17,857,985      684,227
                                      -----------    ------------    --------     -----------      -----------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $52,323,920    $282,554,401    $(17,990)    $12,618,297      $16,787,507     $789,715
                                      ===========    ============    ========     ===========      ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA/FRANKLIN
                                      AXA/FRANKLIN    TEMPLETON
                                     SMALL CAP VALUE  ALLOCATION    AXA/GOLDMAN   AXA/INVESCO               AXA/LEGG MASON
                                         MANAGED       MANAGED    SACHS STRATEGIC  STRATEGIC    AXA/JANUS     STRATEGIC
                                       VOLATILITY*   VOLATILITY*    ALLOCATION*   ALLOCATION*  ENTERPRISE*   ALLOCATION*
                                     --------------- ------------ --------------- -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   63,065     $  215,175    $ 1,957,177   $   598,571  $        --    $  907,447
 Expenses:
   Asset-based charges..............      169,876        188,115      5,045,146     2,648,938      698,996     1,137,933
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)........     (106,811)        27,060     (3,087,969)   (2,050,367)    (698,996)     (230,486)
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      774,366        485,458        551,658       376,894     (175,987)      219,225
   Net realized gain distribution
    from the Portfolios.............    1,036,584        226,019     25,351,436     7,530,356    5,332,189            --
                                       ----------     ----------    -----------   -----------  -----------    ----------
 Net realized gain (loss)...........    1,810,950        711,477     25,903,094     7,907,250    5,156,202       219,225
                                       ----------     ----------    -----------   -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (577,534)       893,769      8,686,996     9,389,435    6,864,408     7,164,057
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    1,233,416      1,605,246     34,590,090    17,296,685   12,020,610     7,383,282
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,126,605     $1,632,306    $31,502,121   $15,246,318  $11,321,614    $7,152,796
                                       ==========     ==========    ===========   ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                  AXA/MUTUAL    AXA/TEMPLETON    BLACKROCK        BLACKROCK
                                               LARGE CAP EQUITY GLOBAL EQUITY     GLOBAL            GLOBAL          BLACKROCK
                                  AXA/LOOMIS       MANAGED         MANAGED    ALLOCATION V.I. OPPORTUNITIES V.I. LARGE CAP FOCUS
                                SAYLES GROWTH*   VOLATILITY*     VOLATILITY*       FUND              FUND        GROWTH V.I. FUND
                                -------------- ---------------- ------------- --------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $   109,258       $ 43,289      $  247,025     $ 1,481,234        $ 30,475         $    1,869
 Expenses:
   Asset-based charges.........      759,792         63,494         263,502       1,539,164          32,229            545,959
                                 -----------       --------      ----------     -----------        --------         ----------

NET INVESTMENT INCOME (LOSS)...     (650,534)       (20,205)        (16,477)        (57,930)         (1,754)          (544,090)
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    1,174,084        240,395         717,905        (469,386)        299,016            527,158
   Net realized gain
    distribution from the
    Portfolios.................    1,719,419        243,273              --       1,390,201         308,297          7,019,947
                                 -----------       --------      ----------     -----------        --------         ----------
 Net realized gain (loss)......    2,893,503        483,668         717,905         920,815         607,313          7,547,105
                                 -----------       --------      ----------     -----------        --------         ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   12,984,958         39,208       2,478,391      11,995,405           7,748          2,272,152
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   15,878,461        522,876       3,196,296      12,916,220         615,061          9,819,257
                                 -----------       --------      ----------     -----------        --------         ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $15,227,927       $502,671      $3,179,819     $12,858,290        $613,307         $9,275,167
                                 ===========       ========      ==========     ===========        ========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                        CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                                        AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                         GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                                        ----------  ------------- ----------  ----------  ----------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $ 74,516    $  496,594   $  167,433  $  497,938  $  319,247    $ 29,080
 Expenses:
   Asset-based charges.................    69,303       350,001      149,853     343,566     278,468      26,359
                                         --------    ----------   ----------  ----------  ----------    --------

NET INVESTMENT INCOME (LOSS)...........     5,213       146,593       17,580     154,372      40,779       2,721
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    70,290        81,800       82,893     200,186     195,231     (18,996)
   Net realized gain distribution
    from the Portfolios................   100,277       151,832      245,254     230,778     237,987          --
                                         --------    ----------   ----------  ----------  ----------    --------
 Net realized gain (loss)..............   170,567       233,632      328,147     430,964     433,218     (18,996)
                                         --------    ----------   ----------  ----------  ----------    --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   655,527     1,531,144    1,225,506   2,007,827   2,020,670      32,198
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   826,094     1,764,776    1,553,653   2,438,791   2,453,888      13,202
                                         --------    ----------   ----------  ----------  ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $831,307    $1,911,369   $1,571,233  $2,593,163  $2,494,667    $ 15,923
                                         ========    ==========   ==========  ==========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      CLEARBRIDGE              CLEARBRIDGE
                                                                       VARIABLE   CLEARBRIDGE   VARIABLE
                                        CHARTER/SM/                   AGGRESSIVE    VARIABLE    DIVIDEND     CLEARBRIDGE
                                        SMALL CAP   CHARTER/SM/ SMALL   GROWTH    APPRECIATION  STRATEGY   VARIABLE MID CAP
                                         GROWTH*      CAP VALUE*       PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
                                        ----------  ---------------   ----------- ------------ ----------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....... $  240,690    $  193,574      $  137,215   $  119,012  $  379,074      $  8,570
 Expenses:
   Asset-based charges.................    129,061       224,658         671,794      140,068     341,714        57,425
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INVESTMENT INCOME (LOSS)...........    111,629       (31,084)       (534,579)     (21,056)     37,360       (48,855)
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    416,367     1,115,069        (816,983)      55,233     375,172         5,970
   Net realized gain distribution
    from the Portfolios................    213,249            --       3,406,146      405,043          --       254,253
                                        ----------    ----------      ----------   ----------  ----------      --------
 Net realized gain (loss)..............    629,616     1,115,069       2,589,163      460,276     375,172       260,223
                                        ----------    ----------      ----------   ----------  ----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................  1,098,937        51,939       4,584,164    1,267,049   3,793,999       227,108
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................  1,728,553     1,167,008       7,173,327    1,727,325   4,169,171       487,331
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............. $1,840,182    $1,135,924      $6,638,748   $1,706,269  $4,206,531      $438,476
                                        ==========    ==========      ==========   ==========  ==========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        DELAWARE VIP(R)
                                        DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                          DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                         INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                                        --------------- --------------- --------------- -------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $346,794        $  5,518        $179,315        $797,916     $1,999,395  $  147,815
 Expenses:
   Asset-based charges.................     180,984          23,403         119,495         305,460      1,956,286     284,292
                                           --------        --------        --------        --------     ----------  ----------

NET INVESTMENT INCOME (LOSS)...........     165,810         (17,885)         59,820         492,456         43,109    (136,477)
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................     (64,006)        185,433         (10,529)         12,387      4,529,470   1,445,983
   Net realized gain distribution
    from the Portfolios................          --              --              --              --             --   1,058,585
                                           --------        --------        --------        --------     ----------  ----------
 Net realized gain (loss)..............     (64,006)        185,433         (10,529)         12,387      4,529,470   2,504,568
                                           --------        --------        --------        --------     ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     420,363         382,295          16,048          (1,729)     4,628,496   1,620,192
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     356,357         567,728           5,519          10,658      9,157,966   4,124,760
                                           --------        --------        --------        --------     ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $522,167        $549,843        $ 65,339        $503,114     $9,201,075  $3,988,283
                                           ========        ========        ========        ========     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   EQ/EMERGING                                EQ/INTERMEDIATE
                                         EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL BOND   GOVERNMENT
                                        STOCK INDEX*    INDEX*        PLUS*         INDEX*         PLUS*           BOND*
                                        ------------ ------------ -------------- ------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $  621,916   $5,411,031    $   63,246    $ 4,135,452    $   4,186      $ 1,065,152
 Expenses:
   Asset-based charges.................     590,450    4,909,552        81,901      3,630,670      143,569        1,792,810
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INVESTMENT INCOME (LOSS)...........      31,466      501,479       (18,655)       504,782     (139,383)        (727,658)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................   1,310,284     (282,526)      303,574      7,106,693     (168,447)        (118,462)
   Net realized gain distribution
    from the Portfolios................          --           --       161,472      2,542,836           --           70,749
                                         ----------   ----------    ----------    -----------    ---------      -----------
 Net realized gain (loss)..............   1,310,284     (282,526)      465,046      9,649,529     (168,447)         (47,713)
                                         ----------   ----------    ----------    -----------    ---------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   6,122,654     (190,323)    1,099,471     36,363,982      624,838         (559,638)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   7,432,938     (472,849)    1,564,517     46,013,511      456,391         (607,351)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $7,464,404   $   28,630    $1,545,862    $46,518,293    $ 317,008      $(1,335,009)
                                         ==========   ==========    ==========    ===========    =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      EQ/JPMORGAN                                 EQ/MFS
                                        EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                         EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                        ---------------- ----------  -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $ 1,228,355    $  300,092    $  166,641    $   464,628   $  707,662   $   345,034
 Expenses:
   Asset-based charges.................       566,670       533,086       278,978        768,588      471,750       557,331
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)...........       661,685      (232,994)     (112,337)      (303,960)     235,912      (212,297)
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    (2,162,995)    1,473,168     1,698,560        795,811      604,952       720,810
   Net realized gain distribution
    from the Portfolios................            --            --     2,040,658      2,571,684    1,277,156     1,559,124
                                          -----------    ----------    ----------    -----------   ----------   -----------
 Net realized gain (loss)..............    (2,162,995)    1,473,168     3,739,218      3,367,495    1,882,108     2,279,934
                                          -----------    ----------    ----------    -----------   ----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     9,430,028     4,588,103      (704,445)    10,528,405    1,757,075     8,176,246
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     7,267,033     6,061,271     3,034,773     13,895,900    3,639,183    10,456,180
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $ 7,928,718    $5,828,277    $2,922,436    $13,591,940   $3,875,095   $10,243,883
                                          ===========    ==========    ==========    ===========   ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       EQ/MONEY   EQ/OPPENHEIMER EQ/PIMCO GLOBAL EQ/PIMCO ULTRA EQ/QUALITY BOND
                                   EQ/MID CAP INDEX*   MARKET*       GLOBAL*      REAL RETURN*    SHORT BOND*        PLUS*
                                   ----------------- -----------  -------------- --------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   754,103    $   519,248   $   426,610      $255,807        $419,641       $344,224
 Expenses:
   Asset-based charges............      1,112,640      1,847,156     1,021,030       239,581         455,424        407,464
                                      -----------    -----------   -----------      --------        --------       --------

NET INVESTMENT INCOME (LOSS)......       (358,537)    (1,327,908)     (594,420)       16,226         (35,783)       (63,240)
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      2,515,688          1,341     2,015,437        10,828          64,977        (12,050)
   Net realized gain
    distribution from the
    Portfolios....................      7,244,797          2,511            --            --              --             --
                                      -----------    -----------   -----------      --------        --------       --------
 Net realized gain (loss).........      9,760,485          3,852     2,015,437        10,828          64,977        (12,050)
                                      -----------    -----------   -----------      --------        --------       --------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................      1,058,032            113    18,620,816       268,371         135,731         48,331
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     10,818,517          3,965    20,636,253       279,199         200,708         36,281
                                      -----------    -----------   -----------      --------        --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $10,459,980    $(1,323,943)  $20,041,833      $295,425        $164,925       $(26,959)
                                      ===========    ===========   ===========      ========        ========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                FIDELITY(R) VIP
                                                                                FEDERATED HIGH                  ASSET MANAGER:
                                   EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH &  INCOME BOND      FEDERATED         GROWTH
                                COMPANY INDEX*  GROWTH STOCK*       INCOME*        FUND II     KAUFMANN FUND II    PORTFOLIO
                                -------------- ---------------- --------------- -------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $  600,786     $        --      $   21,031      $1,088,077      $       --       $  9,062
 Expenses:
   Asset-based charges.........      781,278       2,550,810         115,965         215,225          63,614         11,521
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INVESTMENT INCOME (LOSS)...     (180,492)     (2,550,810)        (94,934)        872,852         (63,614)        (2,459)
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      551,667       7,628,381         215,258         110,814         (33,112)        19,363
   Net realized gain
    distribution from the
    Portfolios.................    4,375,808      16,984,569         477,805              --         524,262        105,923
                                  ----------     -----------      ----------      ----------      ----------       --------
 Net realized gain (loss)......    4,927,475      24,612,950         693,063         110,814         491,150        125,286
                                  ----------     -----------      ----------      ----------      ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    1,725,218      25,363,148         758,654        (102,851)        810,463          2,543
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    6,652,693      49,976,098       1,451,717           7,963       1,301,613        127,829
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $6,472,201     $47,425,288      $1,356,783      $  880,815      $1,237,999       $125,370
                                  ==========     ===========      ==========      ==========      ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                              CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030   FIDELITY(R) VIP MID
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO
                             --------------- --------------- --------------- --------------- --------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $ 1,296,445      $ 12,028        $ 15,215        $ 16,324        $ 10,906         $   387,930
 Expenses:
   Asset-based charges......     2,291,600        12,502          15,614          18,333          14,070           1,055,549
                               -----------      --------        --------        --------        --------         -----------

NET INVESTMENT INCOME
 (LOSS).....................      (995,155)         (474)           (399)         (2,009)         (3,164)           (667,619)
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...     3,385,883         6,950          17,320          27,095          27,282             358,839
   Net realized gain
    distribution from the
    Portfolios..............     8,611,830        24,096          30,986          35,328          34,252           3,443,044
                               -----------      --------        --------        --------        --------         -----------
 Net realized gain (loss)...    11,997,713        31,046          48,306          62,423          61,534           3,801,883
                               -----------      --------        --------        --------        --------         -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    18,329,854        76,928         104,291         129,799         108,581          10,342,735
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    30,327,567       107,974         152,597         192,222         170,115          14,144,618
                               -----------      --------        --------        --------        --------         -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $29,332,412      $107,500        $152,198        $190,213        $166,951         $13,476,999
                               ===========      ========        ========        ========        ========         ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                FIRST TRUST/DOW
                                              FIRST TRUST MULTI JONES DIVIDEND &    FRANKLIN
                             FIDELITY(R) VIP       INCOME            INCOME      FOUNDING FUNDS
                             STRATEGIC INCOME    ALLOCATION        ALLOCATION    ALLOCATION VIP FRANKLIN INCOME FRANKLIN MUTUAL
                                PORTFOLIO         PORTFOLIO        PORTFOLIO          FUND         VIP FUND     SHARES VIP FUND
                             ---------------- ----------------- ---------------- -------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............    $3,393,072        $ 96,601         $  603,239      $  543,149     $3,645,395       $324,452
 Expenses:
   Asset-based charges......     1,406,763          45,221            605,163         276,944      1,200,474        197,186
                                ----------        --------         ----------      ----------     ----------       --------

NET INVESTMENT INCOME
 (LOSS).....................     1,986,309          51,380             (1,924)        266,205      2,444,921        127,266
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...       (27,939)         58,683            696,284        (143,603)      (284,115)       235,653
   Net realized gain
    distribution from the
    Portfolios..............       586,698              --          2,298,486         837,275             --        588,387
                                ----------        --------         ----------      ----------     ----------       --------
 Net realized gain (loss)...       558,759          58,683          2,994,770         693,672       (284,115)       824,040
                                ----------        --------         ----------      ----------     ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............     3,389,733          42,738          2,128,608       1,024,020      4,790,735         (8,419)
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................     3,948,492         101,421          5,123,378       1,717,692      4,506,620        815,621
                                ----------        --------         ----------      ----------     ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................    $5,934,801        $152,801         $5,121,454      $1,983,897     $6,951,541       $942,887
                                ==========        ========         ==========      ==========     ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                  GUGGENHEIM VIF                     HARTFORD
                                FRANKLIN RISING    FRANKLIN       GOLDMAN SACHS   GLOBAL MANAGED GUGGENHEIM VIF      CAPITAL
                                 DIVIDENDS VIP     STRATEGIC    VIT MID CAP VALUE    FUTURES       MULTI-HEDGE   APPRECIATION HLS
                                     FUND       INCOME VIP FUND       FUND        STRATEGY FUND  STRATEGIES FUND       FUND
                                --------------- --------------- ----------------- -------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 1,115,293     $ 1,763,408      $  146,039        $ 38,154       $     --        $  109,901
 Expenses:
   Asset-based charges.........       993,171         854,289         436,639          32,434         11,055           198,112
                                  -----------     -----------      ----------        --------       --------        ----------

NET INVESTMENT INCOME (LOSS)...       122,122         909,119        (290,600)          5,720        (11,055)          (88,211)
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (298,108)     (1,099,223)       (377,314)        (95,236)        16,111          (318,808)
   Net realized gain
    distribution from the
    Portfolios.................     2,656,514              --       1,654,033              --             --           895,084
                                  -----------     -----------      ----------        --------       --------        ----------
 Net realized gain (loss)......     2,358,406      (1,099,223)      1,276,719         (95,236)        16,111           576,276
                                  -----------     -----------      ----------        --------       --------        ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    10,236,108       2,000,904       1,729,160         281,743          9,626         2,192,123
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    12,594,514         901,681       3,005,879         186,507         25,737         2,768,399
                                  -----------     -----------      ----------        --------       --------        ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $12,716,636     $ 1,810,800      $2,715,279        $192,227       $ 14,682        $2,680,188
                                  ===========     ===========      ==========        ========       ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                       HARTFORD
                                        GROWTH      INVESCO V.I.   INVESCO V.I.   INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                     OPPORTUNITIES    AMERICAN     BALANCED-RISK   DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                       HLS FUND    FRANCHISE FUND ALLOCATION FUND DIVIDEND FUND INCOME FUND    CARE FUND
                                     ------------- -------------- --------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $       --      $     --       $368,280      $1,140,186    $  196,737    $   3,598
 Expenses:
   Asset-based charges..............     403,001         8,273        115,072       1,056,170       162,177       47,280
                                      ----------      --------       --------      ----------    ----------    ---------

NET INVESTMENT INCOME (LOSS)........    (403,001)       (8,273)       253,208          84,016        34,560      (43,682)
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    (696,385)       11,232         (3,675)      1,514,564       (37,215)    (225,898)
   Net realized gain distribution
    from the Portfolios.............     403,511        46,913        528,281       2,623,619       245,722      223,222
                                      ----------      --------       --------      ----------    ----------    ---------
 Net realized gain (loss)...........    (292,874)       58,145        524,606       4,138,183       208,507       (2,676)
                                      ----------      --------       --------      ----------    ----------    ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   8,050,839        77,110         16,931         704,429       877,647      542,664
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   7,757,965       135,255        541,537       4,842,612     1,086,154      539,988
                                      ----------      --------       --------      ----------    ----------    ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $7,354,964      $126,982       $794,745      $4,926,628    $1,120,714    $ 496,306
                                      ==========      ========       ========      ==========    ==========    =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     INVESCO V.I.                   INVESCO V.I.  INVESCO V.I. MID   INVESCO V.I.
                                     GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL CAP CORE EQUITY  SMALL CAP EQUITY IVY VIP ASSET
                                     ESTATE FUND     YIELD FUND      GROWTH FUND        FUND             FUND         STRATEGY
                                     ------------ ----------------- ------------- ---------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $2,363,851     $1,633,788      $  626,155      $   39,393       $       --     $   551,703
 Expenses:
   Asset-based charges..............   1,082,210        560,124         669,957         168,097          226,838         501,198
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INVESTMENT INCOME (LOSS)........   1,281,641      1,073,664         (43,802)       (128,704)        (226,838)         50,505
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,558,652       (122,555)        910,777         (97,293)        (421,507)     (2,120,025)
   Net realized gain distribution
    from the Portfolios.............   1,287,970             --              --         259,344          824,304              --
                                      ----------     ----------      ----------      ----------       ----------     -----------
 Net realized gain (loss)...........   2,846,622       (122,555)        910,777         162,051          402,797      (2,120,025)
                                      ----------     ----------      ----------      ----------       ----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   4,004,246        893,231       8,335,868       1,473,795        1,815,690       7,545,793
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   6,850,868        770,676       9,246,645       1,635,846        2,218,487       5,425,768
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $8,132,509     $1,844,340      $9,202,843      $1,507,142       $1,991,649     $ 5,476,273
                                      ==========     ==========      ==========      ==========       ==========     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO CAP IVY VIP MID CAP IVY VIP NATURAL
                                 OPPORTUNITIES   IVY VIP ENERGY    INCOME         GROWTH           GROWTH         RESOURCES
                                ---------------- -------------- ------------ ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $  197,716     $   268,723    $7,094,060      $     --        $        --      $  14,028
 Expenses:
   Asset-based charges.........       223,942         483,664     1,864,351        36,206            695,124        144,360
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INVESTMENT INCOME (LOSS)...       (26,226)       (214,941)    5,229,709       (36,206)          (695,124)      (130,332)
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............       211,957      (1,459,183)     (851,134)      (86,094)           501,102       (493,531)
   Net realized gain
    distribution from the
    Portfolios.................       510,560              --            --        10,299          1,450,029             --
                                   ----------     -----------    ----------      --------        -----------      ---------
 Net realized gain (loss)......       722,517      (1,459,183)     (851,134)      (75,795)         1,951,131       (493,531)
                                   ----------     -----------    ----------      --------        -----------      ---------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     1,329,854      (4,321,436)    2,038,626       344,094          9,796,006        738,505
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     2,052,371      (5,780,619)    1,187,492       268,299         11,747,137        244,974
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $2,026,145     $(5,995,560)   $6,417,201      $232,093        $11,052,013      $ 114,642
                                   ==========     ===========    ==========      ========        ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                       JANUS        JPMORGAN
                                                                           JANUS         JANUS     HENDERSON VIT INSURANCE TRUST
                                                                       HENDERSON VIT HENDERSON VIT   U.S. LOW        GLOBAL
                                     IVY VIP SCIENCE IVY VIP SMALL CAP   BALANCED    FLEXIBLE BOND  VOLATILITY     ALLOCATION
                                     AND TECHNOLOGY       GROWTH         PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                     --------------- ----------------- ------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $        --      $       --      $  653,406     $671,042     $  135,075     $  211,807
 Expenses:
   Asset-based charges..............     1,003,677         363,467         532,242      302,037        111,552        189,169
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)........    (1,003,677)       (363,467)        121,164      369,005         23,523         22,638
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     1,385,273        (488,932)        221,884      (32,562)       136,787        122,938
   Net realized gain distribution
    from the Portfolios.............     6,330,651         616,111          86,018           --             --        690,758
                                       -----------      ----------      ----------     --------     ----------     ----------
 Net realized gain (loss)...........     7,715,924         127,179         307,902      (32,562)       136,787        813,696
                                       -----------      ----------      ----------     --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    11,989,180       5,187,888       6,419,309      178,798      1,111,077      1,391,163
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    19,705,104       5,315,067       6,727,211      146,236      1,247,864      2,204,859
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $18,701,427      $4,951,600      $6,848,375     $515,241     $1,271,387     $2,227,497
                                       ===========      ==========      ==========     ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         LAZARD                                   LORD ABBETT
                                        JPMORGAN       RETIREMENT    LORD ABBETT    LORD ABBETT  SERIES FUND -
                                     INSURANCE TRUST    EMERGING    SERIES FUND -  SERIES FUND -    GROWTH         MFS(R)
                                     INCOME BUILDER  MARKETS EQUITY BOND DEBENTURE CLASSIC STOCK OPPORTUNITIES  INTERNATIONAL
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
                                     --------------- -------------- -------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  519,695     $ 1,661,039     $4,879,418     $ 36,733      $     --      $ 2,767,480
 Expenses:
   Asset-based charges..............      158,563       1,276,809      1,451,850       61,998        67,875        2,838,185
                                       ----------     -----------     ----------     --------      --------      -----------

NET INVESTMENT INCOME (LOSS)........      361,132         384,230      3,427,568      (25,265)      (67,875)         (70,705)
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      104,642         481,509         22,900      (29,127)      (46,941)       4,465,168
   Net realized gain distribution
    from the Portfolios.............      127,932              --      1,149,500      374,559       167,589          201,774
                                       ----------     -----------     ----------     --------      --------      -----------
 Net realized gain (loss)...........      232,574         481,509      1,172,400      345,432       120,648        4,666,942
                                       ----------     -----------     ----------     --------      --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      653,479      19,842,318      3,201,159      311,206       842,896       40,654,272
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      886,053      20,323,827      4,373,559      656,638       963,544       45,321,214
                                       ----------     -----------     ----------     --------      --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,247,185     $20,708,057     $7,801,127     $631,373      $895,669      $45,250,509
                                       ==========     ===========     ==========     ========      ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       MFS(R)
                                                    MASSACHUSETTS
                                                      INVESTORS
                                   MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) TECHNOLOGY MFS(R) UTILITIES MFS(R) VALUE
                                     TRUST SERIES     PORTFOLIO       SERIES          PORTFOLIO          SERIES         SERIES
                                   ---------------- ------------- --------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   68,031     $   53,123      $ 23,640        $       --        $2,145,817     $  331,418
 Expenses:
   Asset-based charges............       164,668        178,005        24,844           413,929           704,947        212,758
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INVESTMENT INCOME (LOSS)......       (96,637)      (124,882)       (1,204)         (413,929)        1,440,870        118,660
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       249,617       (106,611)        5,058         1,857,097          (698,550)        38,637
   Net realized gain
    distribution from the
    Portfolios....................       487,505        663,770       141,786           654,039                --        767,660
                                      ----------     ----------      --------        ----------        ----------     ----------
 Net realized gain (loss).........       737,122        557,159       146,844         2,511,136          (698,550)       806,297
                                      ----------     ----------      --------        ----------        ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     1,650,765      2,473,295       257,702         6,433,669         5,295,473      1,820,644
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     2,387,887      3,030,454       404,546         8,944,805         4,596,923      2,626,941
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $2,291,250     $2,905,572      $403,342        $8,530,876        $6,037,793     $2,745,601
                                      ==========     ==========      ========        ==========        ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                              NEUBERGER
                                     MULTIMANAGER                                                               BERMAN
                                      AGGRESSIVE  MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER  INTERNATIONAL
                                       EQUITY*     CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*  EQUITY PORTFOLIO
                                     ------------ ------------ --------------- -------------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   23,790   $2,275,205    $       --      $   88,187   $     1,420      $ 25,408
 Expenses:
   Asset-based charges..............     216,521    1,609,496       264,597         198,421       449,228        49,067
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INVESTMENT INCOME (LOSS)........    (192,731)     665,709      (264,597)       (110,234)     (447,808)      (23,659)
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     932,419     (274,502)      (31,418)      1,069,325     1,409,940        66,139
   Net realized gain distribution
    from the Portfolios.............          --           --     1,550,647              --     3,119,200            --
                                      ----------   ----------    ----------      ----------   -----------      --------
 Net realized gain (loss)...........     932,419     (274,502)    1,519,229       1,069,325     4,529,140        66,139
                                      ----------   ----------    ----------      ----------   -----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   2,975,088    1,192,066     2,803,490        (114,374)    5,867,855       738,642
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   3,907,507      917,564     4,322,719         954,951    10,396,995       804,781
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $3,714,776   $1,583,273    $4,058,122      $  844,717   $ 9,949,187      $781,122
                                      ==========   ==========    ==========      ==========   ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                        PIMCO GLOBAL
                                     NEUBERGER BERMAN        PIMCO                                      MULTI-ASSET
                                     U.S. EQUITY INDEX   COMMODITYREAL    PIMCO EMERGING  PIMCO GLOBAL    MANAGED     PIMCO REAL
                                     PUTWRITE STRATEGY RETURN(R) STRATEGY  MARKETS BOND  BOND PORTFOLIO  ALLOCATION     RETURN
                                         PORTFOLIO         PORTFOLIO        PORTFOLIO      (UNHEDGED)    PORTFOLIO    PORTFOLIO
                                     ----------------- ------------------ -------------- -------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....     $     --         $ 1,825,737       $1,000,516      $ 52,247      $ 30,114   $ 1,308,929
 Expenses:
   Asset-based charges..............       26,901             235,014          281,426        27,000        16,573       825,185
                                         --------         -----------       ----------      --------      --------   -----------

NET INVESTMENT INCOME (LOSS)........      (26,901)          1,590,723          719,090        25,247        13,541       483,744
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------
 Net realized gain (loss)...........      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      148,583           1,125,122        1,163,037       116,260       120,803     1,886,490
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      133,666          (1,523,194)         855,079       118,159       147,185       703,682
                                         --------         -----------       ----------      --------      --------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...     $106,765         $    67,529       $1,574,169      $143,406      $160,726   $ 1,187,426
                                         ========         ===========       ==========      ========      ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                            PUTNAM VT
                                     PIMCO TOTAL                                  PUTNAM VT     PUTNAM VT  GLOBAL ASSET
                                       RETURN                     PROFUND VP   ABSOLUTE RETURN DIVERSIFIED  ALLOCATION
                                      PORTFOLIO  PROFUND VP BEAR BIOTECHNOLOGY    500 FUND     INCOME FUND     FUND
                                     ----------- --------------- ------------- --------------- ----------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $3,080,232     $     --      $       --      $     --      $478,672     $ 37,809
 Expenses:
   Asset-based charges..............  2,227,674        2,343         671,805        27,530       115,481       34,171
                                     ----------     --------      ----------      --------      --------     --------

NET INVESTMENT INCOME (LOSS)........    852,558       (2,343)       (671,805)      (27,530)      363,191        3,638
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   (679,474)     (18,998)        656,094        (6,017)      (55,858)       2,993
   Net realized gain distribution
    from the Portfolios.............         --           --              --            --            --       89,704
                                     ----------     --------      ----------      --------      --------     --------
 Net realized gain (loss)...........   (679,474)     (18,998)        656,094        (6,017)      (55,858)      92,697
                                     ----------     --------      ----------      --------      --------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  5,045,169      (16,008)      8,726,890       163,436       190,681      316,193
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  4,365,695      (35,006)      9,382,984       157,419       134,823      408,890
                                     ----------     --------      ----------      --------      --------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $5,218,253     $(37,349)     $8,711,179      $129,889      $498,014     $412,528
                                     ==========     ========      ==========      ========      ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                   QS LEGG MASON                   SEI VP
                                                   DYNAMIC MULTI-    SEI VP     CONSERVATIVE  SEI VP MARKET  SEI VP MARKET
                                       PUTNAM VT    STRATEGY VIT    BALANCED      STRATEGY   GROWTH STRATEGY PLUS STRATEGY
                                     RESEARCH FUND   PORTFOLIO    STRATEGY FUND     FUND          FUND           FUND
                                     ------------- -------------- ------------- ------------ --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $ 1,763       $ 45,682      $128,722      $195,429      $105,465       $ 26,975
 Expenses:
   Asset-based charges..............      3,610         44,691        94,071       148,347        87,554         22,059
                                        -------       --------      --------      --------      --------       --------

NET INVESTMENT INCOME (LOSS)........     (1,847)           991        34,651        47,082        17,911          4,916
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     12,431        (24,828)       26,135        54,566       (10,543)        (2,128)
   Net realized gain distribution
    from the Portfolios.............         --             --            --        57,365            --             --
                                        -------       --------      --------      --------      --------       --------
 Net realized gain (loss)...........     12,431        (24,828)       26,135       111,931       (10,543)        (2,128)
                                        -------       --------      --------      --------      --------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     51,533        419,774       679,124       261,731       855,140        285,906
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     63,964        394,946       705,259       373,662       844,597        283,778
                                        -------       --------      --------      --------      --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $62,117       $395,937      $739,910      $420,744      $862,508       $288,694
                                        =======       ========      ========      ========      ========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                SEI VP     T. ROWE PRICE    HEALTH        TEMPLETON                         TEMPLETON
                               MODERATE    EQUITY INCOME   SCIENCES       DEVELOPING       TEMPLETON     GLOBAL BOND VIP
                             STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II  MARKETS VIP FUND FOREIGN VIP FUND      FUND
                             ------------- ------------- ------------- ---------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $154,389      $100,293     $        --     $  120,018       $  220,746      $        --
 Expenses:
   Asset-based charges......    125,172        72,075       1,820,987        210,369          121,365        1,886,206
                               --------      --------     -----------     ----------       ----------      -----------

NET INVESTMENT INCOME
 (LOSS).....................     29,217        28,218      (1,820,987)       (90,351)          99,381       (1,886,206)
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...    252,084        46,177       3,754,435        960,540         (191,307)      (1,883,422)
   Net realized gain
    distribution from the
    Portfolios..............     31,632       726,618       6,072,274             --               --          432,393
                               --------      --------     -----------     ----------       ----------      -----------
 Net realized gain (loss)...    283,716       772,795       9,826,709        960,540         (191,307)      (1,451,029)
                               --------      --------     -----------     ----------       ----------      -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    405,366        52,332      21,135,332      3,852,321        1,278,776        4,063,117
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    689,082       825,127      30,962,041      4,812,861        1,087,469        2,612,088
                               --------      --------     -----------     ----------       ----------      -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $718,299      $853,345     $29,141,054     $4,722,510       $1,186,850      $   725,882
                               ========      ========     ===========     ==========       ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        VANECK VIP
                                                                       UNCONSTRAINED
                                                          VANECK VIP     EMERGING
                                             TEMPLETON    GLOBAL HARD  MARKETS BOND
                                          GROWTH VIP FUND ASSETS FUND      FUND
                                          --------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 31,169     $        --     $17,114
 Expenses:
   Asset-based charges...................      26,283         362,667       9,433
                                             --------     -----------     -------

NET INVESTMENT INCOME (LOSS).............       4,886        (362,667)      7,681
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      63,258      (2,028,807)     (6,140)
   Net realized gain (loss)..............      63,258      (2,028,807)     (6,140)
                                             --------     -----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments.........     229,919       1,188,712      77,633
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     293,177        (840,095)     71,493
                                             --------     -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $298,063     $(1,202,762)    $79,174
                                             ========     ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT CONVERTIBLE    1290 VT DOUBLELINE DYNAMIC    1290 VT DOUBLELINE
                                                          SECURITIES*               ALLOCATION*         OPPORTUNISTIC BOND* (A)(B)
                                                   ------------------------  ------------------------   --------------------------
                                                       2017         2016         2017          2016         2017         2016
                                                   -----------  -----------  -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   330,483  $   348,270  $  (130,064)  $    29,136  $   133,003   $  122,565
 Net realized gain (loss).........................     287,307     (253,167)     854,099        63,709       63,033        3,586
 Net change in unrealized appreciation
   (depreciation) of investments..................     765,968      547,998      527,868       864,441      115,242      (69,373)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,383,758      643,101    1,251,903       957,286      311,278       56,778
                                                   -----------  -----------  -----------   -----------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     512,781      148,967    1,522,285     2,751,103    4,928,131    3,908,671
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       1,494   (1,786,909)    (329,695)      162,710    9,441,062    1,766,441
 Redemptions for contract benefits and
   terminations...................................     (49,958)     (61,826)    (598,225)     (908,806)    (921,474)    (154,255)
 Contract maintenance charges.....................         (18)          --       (3,888)       (3,732)        (662)        (177)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     464,299   (1,699,768)     590,477     2,001,275   13,447,057    5,520,680
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --   (1,000,000)          35            70       (3,270)         197
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,848,057   (2,056,667)   1,842,415     2,958,631   13,755,065    5,577,655
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,678,718   11,735,385   15,064,682    12,106,051    7,165,790    1,588,135
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $11,526,775  $ 9,678,718  $16,907,097   $15,064,682  $20,920,855   $7,165,790
                                                   ===========  ===========  ===========   ===========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
(b)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       1290 VT GAMCO MERGERS &
                                                       1290 VT ENERGY*       1290 VT EQUITY INCOME*         ACQUISITIONS*
                                                   -----------------------  ------------------------  ------------------------
                                                      2017         2016         2017         2016         2017         2016
                                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   69,461  $    40,756  $    93,957  $   174,540  $  (207,757) $  (216,566)
 Net realized gain (loss).........................    (34,148)    (681,029)   1,920,112    2,482,856      988,279      784,490
 Net change in unrealized appreciation
   (depreciation) of investments..................   (131,367)   1,476,051    2,228,366      388,294       26,994      380,421
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (96,054)     835,778    4,242,435    3,045,690      807,516      948,345
                                                   ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    413,341      667,778    1,559,514    1,631,410    1,732,835    1,592,194
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    265,784      753,932     (396,273)    (677,843)     122,734       82,713
 Redemptions for contract benefits and
   terminations...................................   (199,888)     (95,742)  (1,873,935)  (1,677,336)  (1,080,775)    (747,721)
 Contract maintenance charges.....................        (77)         (25)    (153,921)    (151,716)      (1,590)      (1,741)
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    479,160    1,325,943     (864,615)    (875,485)     773,204      925,445
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --   (1,249,999)          --           --           --           --
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    383,106      911,722    3,377,820    2,170,205    1,580,720    1,873,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,394,033    3,482,311   30,758,330   28,588,125   16,560,236   14,686,446
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,777,139  $ 4,394,033  $34,136,150  $30,758,330  $18,140,956  $16,560,236
                                                   ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             1290 VT GAMCO SMALL                                1290 VT LOW VOLATILITY
                                               COMPANY VALUE*        1290 VT HIGH YIELD BOND*       GLOBAL EQUITY*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (2,009,648) $ (1,801,432) $   463,743  $   417,227  $    39,788  $    70,002
 Net realized gain (loss)...............   25,746,940    10,415,341      (27,035)    (133,952)     371,671      184,153
 Net change in unrealized appreciation
   (depreciation) of investments........   13,423,318    33,842,000      149,416      612,556      231,993       80,528
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   37,160,610    42,455,909      586,124      895,831      643,452      334,683
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,876,839    22,840,066    2,175,121    1,532,102      413,931      353,330
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,216,987     2,198,701      707,162    1,390,604      134,810      252,706
 Redemptions for contract benefits and
   terminations.........................  (15,802,160)  (10,030,270)    (918,217)    (586,350)    (131,766)     (85,290)
 Contract maintenance charges...........      (35,217)      (32,721)      (1,286)      (1,227)         (12)          --
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,256,449    14,975,776    1,962,780    2,335,129      416,963      520,746
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          261           557          171           49   (2,241,107)  (1,200,000)
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   50,417,320    57,432,242    2,549,075    3,231,009   (1,180,692)    (344,571)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  246,501,269   189,069,027   11,034,451    7,803,442    3,701,278    4,045,849
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $296,918,589  $246,501,269  $13,583,526  $11,034,451  $ 2,520,586  $ 3,701,278
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   1290 VT NATURAL RESOURCES*   1290 VT REAL ESTATE*    1290 VT SMARTBETA EQUITY*
                                                   -------------------------  ------------------------  -------------------------
                                                       2017         2016          2017         2016         2017         2016
                                                   -----------   ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    74,273   $   60,815   $   286,893  $   (73,466) $   190,404  $   167,135
 Net realized gain (loss).........................      87,149     (369,890)      126,322      167,891      443,795        3,850
 Net change in unrealized appreciation
   (depreciation) of investments..................     420,713    1,183,238       669,775       79,261    2,163,222      537,832
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     582,135      874,163     1,082,990      173,686    2,797,421      708,817
                                                   -----------   ----------   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,464,469    1,306,408     1,741,921    1,950,985      158,304      157,151
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,166,190)   1,589,318      (622,845)   1,467,978      132,975      114,404
 Redemptions for contract benefits and
   terminations...................................    (275,504)    (186,981)   (1,078,072)    (451,612)     (57,462)     (49,579)
 Contract maintenance charges.....................        (602)        (432)       (1,382)      (1,336)          (8)          --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      22,173    2,708,313        39,622    2,966,015      233,809      221,976
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --          128            --           93           --           --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............     604,308    3,582,604     1,122,612    3,139,794    3,031,230      930,793
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,680,108    2,097,504    12,294,571    9,154,777   12,809,499   11,878,706
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 6,284,416   $5,680,108   $13,417,183  $12,294,571  $15,840,729  $12,809,499
                                                   ===========   ==========   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT SOCIALLY       7TWELVE/TM/ BALANCED    AB VPS BALANCED WEALTH
                                                        RESPONSIBLE*               PORTFOLIO          STRATEGY PORTFOLIO**
                                                   ----------------------  ------------------------  ----------------------
                                                      2017        2016         2017         2016        2017        2016
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (7,930) $     (440) $  (739,372) $  (911,058) $   19,837  $   21,737
 Net realized gain (loss).........................    608,603      42,929      787,539     (194,975)     10,464     287,581
 Net change in unrealized appreciation
   (depreciation) of investments..................     88,384     207,517    6,129,095    6,698,783     659,682    (148,917)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    689,057     250,006    6,177,262    5,592,750     689,983     160,401
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    468,270     638,837    2,805,957    3,843,320      60,531     219,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (175,202)    181,035   (5,765,916)  (7,220,901)   (167,751)    (58,662)
 Redemptions for contract benefits and
   terminations...................................   (123,594)   (169,745)  (6,036,067)  (5,035,039)   (410,120)   (359,733)
 Contract maintenance charges.....................    (29,120)    (27,633)     (14,677)     (16,728)       (658)       (673)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    140,354     622,494   (9,010,703)  (8,429,348)   (517,998)   (199,318)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    829,411     872,500   (2,833,441)  (2,836,598)    171,985     (38,917)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,503,125   2,630,625   74,489,344   77,325,942   5,298,892   5,337,809
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,332,536  $3,503,125  $71,655,903  $74,489,344  $5,470,877  $5,298,892
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AB VPS GLOBAL THEMATIC AB VPS GROWTH AND INCOME   AB VPS INTERNATIONAL
                                                    GROWTH PORTFOLIO**          PORTFOLIO**           GROWTH PORTFOLIO**
                                                   --------------------   ----------------------   -----------------------
                                                      2017        2016       2017         2016        2017         2016
                                                   ----------   --------  ----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (6,185)  $ (3,770) $    3,361   $   (4,661) $  (40,963) $  (114,684)
 Net realized gain (loss).........................     51,867      3,765     328,257      146,838     326,750       (9,211)
 Net change in unrealized appreciation
   (depreciation) of investments..................    152,181      2,047     224,029      108,848   2,123,542     (578,781)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    197,863      2,042     555,647      251,025   2,409,329     (702,676)
                                                   ----------   --------  ----------   ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    475,866    199,885     811,750    1,056,782     329,981      308,427
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     82,679    152,673     (49,267)     585,143     345,562     (658,848)
 Redemptions for contract benefits and
   terminations...................................    (90,190)   (12,956)    (69,189)     (46,936)   (792,839)    (473,901)
 Contract maintenance charges.....................         (9)        --         (52)          --      (1,493)      (1,579)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    468,346    339,602     693,242    1,594,989    (118,789)    (825,901)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         20          9          --           --          --           --
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    666,229    341,653   1,248,889    1,846,014   2,290,540   (1,528,577)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    488,713    147,060   2,944,986    1,098,972   7,354,230    8,882,807
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,154,942   $488,713  $4,193,875   $2,944,986  $9,644,770  $ 7,354,230
                                                   ==========   ========  ==========   ==========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements. **Denotes Variable Investment Options that invest in shares of a Portfolio of
  AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AB VPS REAL ESTATE    AB VPS SMALL/MID CAP VALUE         ALL ASSET
                                                   INVESTMENT PORTFOLIO**        PORTFOLIO**          GROWTH-ALT 20* (C)(D)(E)(F)
                                                   ----------------------  -------------------------  --------------------------
                                                      2017        2016        2017          2016          2017          2016
                                                   ----------  ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   21,768  $    9,714  $  (30,760)   $  (15,990)  $   164,842   $     9,961
 Net realized gain (loss).........................    281,435      96,096     205,641        97,171     1,068,096       284,966
 Net change in unrealized appreciation
   (depreciation) of investments..................    (48,288)    (35,762)    230,333       427,046     3,285,278       975,190
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from operations................................    254,915      70,048     405,214       508,227     4,518,216     1,270,117
                                                   ----------  ----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,019,264   1,664,526     854,029       808,042     1,606,421     2,746,769
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    169,249   1,090,037      62,711       462,240    22,623,943       218,620
 Redemptions for contract benefits and
   terminations...................................   (201,911)   (148,709)   (146,846)      (66,580)   (3,007,504)     (593,385)
 Contract maintenance charges.....................        (35)         --         (86)           (3)       (7,665)       (5,376)
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    986,567   2,605,854     769,808     1,203,699    21,215,195     2,366,628
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         31          72          28            41       (43,089)           --
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,241,513   2,675,974   1,175,050     1,711,967    25,690,322     3,636,745
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,321,626   1,645,652   2,851,726     1,139,759    18,358,701    14,721,956
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,563,139  $4,321,626  $4,026,776    $2,851,726   $44,049,023   $18,358,701
                                                   ==========  ==========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
(d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
(e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 due to a fund merger on May 19, 2017.
(f)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   ALPS | RED ROCKS LISTED    AMERICAN CENTURY VP     AMERICAN CENTURY VP LARGE
                                                   PRIVATE EQUITY PORTFOLIO INFLATION PROTECTION FUND         COMPANY VALUE
                                                   ----------------------   ------------------------  ------------------------
                                                      2017         2016        2017         2016         2017         2016
                                                   ----------   ----------  ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   47,598   $     (417) $   89,970   $   23,360   $    2,672   $   12,106
 Net realized gain (loss).........................     56,701        1,489      (9,748)     (14,706)     204,835      230,465
 Net change in unrealized appreciation
   (depreciation) of investments..................    337,207       91,417      59,496       81,180        5,843       38,276
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................    441,506       92,489     139,718       89,834      213,350      280,847
                                                   ----------   ----------  ----------   ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    932,632      717,464   1,982,297    1,086,326       48,540        7,001
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    448,915      357,413     302,116      362,349      (70,053)    (345,699)
 Redemptions for contract benefits and
   terminations...................................   (105,514)     (40,095)   (413,139)    (429,080)    (180,305)     (99,149)
 Contract maintenance charges.....................        (54)        (103)        (83)          (1)        (337)        (356)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  1,275,979    1,034,679   1,871,191    1,019,594     (202,155)    (438,203)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --          (16)         47           --           --           --
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,717,485    1,127,152   2,010,956    1,109,428       11,195     (157,356)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,583,670      456,518   4,317,396    3,207,968    2,365,960    2,523,316
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,301,155   $1,583,670  $6,328,352   $4,317,396   $2,377,155   $2,365,960
                                                   ==========   ==========  ==========   ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     AMERICAN FUNDS INSURANCE
                                           AMERICAN CENTURY VP MID   SERIES(R) ASSET ALLOCATION AMERICAN FUNDS INSURANCE
                                               CAP VALUE FUND                FUND/SM/            SERIES(R) BOND FUND/SM/
                                         --------------------------  ------------------------   ------------------------
                                             2017          2016          2017          2016         2017         2016
                                         ------------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     77,129  $    175,764  $   182,632   $   101,367  $   204,495  $    82,740
 Net realized gain (loss)...............    5,376,063     5,054,902    1,705,278       267,228      387,140       21,681
 Net change in unrealized appreciation
   (depreciation) of investments........    6,848,848    11,850,293    2,881,854     1,370,183      120,400       (9,004)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,302,040    17,080,959    4,769,764     1,738,778      712,035       95,417
                                         ------------  ------------  -----------   -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   19,912,436    17,610,344   16,893,357     8,958,186    4,060,075    5,988,690
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    5,015,385    12,776,811    3,886,519     3,627,872   (1,470,490)   9,182,934
 Redemptions for contract benefits and
   terminations.........................   (7,384,317)   (4,007,553)  (1,620,274)   (2,270,785)  (2,352,385)  (1,469,368)
 Contract maintenance charges...........      (12,551)      (10,001)        (384)          (16)      (4,237)      (3,651)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   17,530,953    26,369,601   19,159,218    10,315,257      232,963   13,698,605
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       16,943         4,190          602           319           --          531
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   29,849,936    43,454,750   23,929,584    12,054,354      944,998   13,794,553
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  112,908,204    69,453,454   27,035,047    14,980,693   39,988,038   26,193,485
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $142,758,140  $112,908,204  $50,964,631   $27,035,047  $40,933,036  $39,988,038
                                         ============  ============  ===========   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AMERICAN FUNDS INSURANCE AMERICAN FUNDS INSURANCE  AMERICAN FUNDS INSURANCE
                                                   SERIES(R) GLOBAL GROWTH   SERIES(R) GLOBAL SMALL   SERIES(R) GROWTH-INCOME
                                                          FUND/SM/           CAPITALIZATION FUND/SM/          FUND/SM/
                                                   ----------------------   ------------------------  -----------------------
                                                      2017         2016         2017         2016         2017        2016
                                                   ----------   ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (25,337)  $  (14,183) $  (140,137) $  (152,355) $    31,934  $   13,950
 Net realized gain (loss).........................    174,429      226,739     (278,792)   1,648,089      520,375     311,518
 Net change in unrealized appreciation
   (depreciation) of investments..................  1,201,146     (204,177)   3,468,868   (1,430,656)   1,117,542     178,961
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  1,350,238        8,379    3,049,939       65,078    1,669,851     504,429
                                                   ----------   ----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,415,249    1,201,245    1,407,694    1,227,371    3,685,751   1,308,475
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,322,935      209,982      600,917     (770,014)     887,673     366,426
 Redemptions for contract benefits and
   terminations...................................   (175,278)     (83,778)    (619,627)    (367,491)    (323,295)   (302,565)
 Contract maintenance charges.....................       (113)          (1)      (1,902)      (1,744)         (95)        (10)
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  2,562,793    1,327,448    1,387,082       88,122    4,250,034   1,372,326
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......        108           23           --           --           --          --
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  3,913,139    1,335,850    4,437,021      153,200    5,919,885   1,876,755
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,004,919    2,669,069   12,238,077   12,084,877    6,035,254   4,158,499
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,918,058   $4,004,919  $16,675,098  $12,238,077  $11,955,139  $6,035,254
                                                   ==========   ==========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         AMERICAN FUNDS INSURANCE   AMERICAN FUNDS INSURANCE
                                         SERIES(R) INTERNATIONAL    SERIES(R) MANAGED RISK ASSET AMERICAN FUNDS INSURANCE
                                         GROWTH AND INCOME FUND/SM/   ALLOCATION FUND/SM/        SERIES(R) NEW WORLD FUND(R)
                                         -------------------------  ---------------------------  --------------------------
                                            2017          2016         2017           2016           2017          2016
                                          ----------   ----------    ----------     ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   51,218    $   42,865   $  (44,772)    $   (4,114)   $  (237,390)  $  (243,920)
 Net realized gain (loss)...............      2,189      (158,257)     138,248        130,741         66,046    (1,003,811)
 Net change in unrealized appreciation
   (depreciation) of investments........    831,397       101,085      734,597        160,877     10,717,773     2,535,134
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............    884,804       (14,307)     828,073        287,504     10,546,429     1,287,403
                                          ----------   ----------    ----------     ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,247,382       801,703      144,174        351,231      5,909,539     5,537,594
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    346,012      (327,530)   1,724,735        (68,073)     3,058,928       759,837
 Redemptions for contract benefits and
   terminations.........................   (139,033)     (102,068)    (865,561)      (494,525)    (2,373,111)   (1,306,641)
 Contract maintenance charges...........        (37)           (7)        (668)          (603)        (4,402)       (3,596)
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,454,324       372,098    1,002,680       (211,970)     6,590,954     4,987,194
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         49            --           --             --             --            --
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  2,339,177       357,791    1,830,753         75,534     17,137,383     6,274,597
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,228,846     2,871,055    5,775,032      5,699,498     36,229,861    29,955,264
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $5,568,023    $3,228,846   $7,605,785     $5,775,032    $53,367,244   $36,229,861
                                          ==========   ==========    ==========     ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              AXA 400 MANAGED            AXA 500 MANAGED            AXA 2000 MANAGED
                                                VOLATILITY*                VOLATILITY*                VOLATILITY*
                                         ------------------------  --------------------------  -------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (546,999) $  (519,300) $   (646,205) $   (423,494) $  (575,992) $   (553,423)
 Net realized gain (loss)...............  10,854,726    6,377,930    18,432,757     8,871,073    9,451,010     4,608,067
 Net change in unrealized appreciation
   (depreciation) of investments........    (265,277)   6,593,965    13,381,317     7,168,468      152,276     9,370,864
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  10,042,450   12,452,595    31,167,869    15,616,047    9,027,294    13,425,508
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,480,656    3,328,191     3,710,886     4,890,064    2,224,338     1,468,967
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,859,908)  (4,623,555)  (10,748,397)   (2,098,144)  (3,633,763)   (5,622,778)
 Redemptions for contract benefits and
   terminations.........................  (6,199,294)  (4,260,141)  (16,922,951)  (11,188,281)  (6,637,689)   (4,688,715)
 Contract maintenance charges...........  (1,266,857)  (1,186,139)   (2,762,033)   (2,681,800)  (1,206,519)   (1,203,619)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (8,845,403)  (6,741,644)  (26,722,495)  (11,078,161)  (9,253,633)  (10,046,145)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --            --           (19)          --            --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,197,047    5,710,951     4,445,374     4,537,867     (226,339)    3,379,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  78,033,589   72,322,638   175,397,772   170,859,905   77,964,606    74,585,243
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $79,230,636  $78,033,589  $179,843,146  $175,397,772  $77,738,267  $ 77,964,606
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                      AXA AGGRESSIVE
                                        ALLOCATION*           AXA AGGRESSIVE STRATEGY*         AXA BALANCED STRATEGY*
                                 ------------------------  ------------------------------  ------------------------------
                                     2017         2016          2017            2016            2017            2016
                                 -----------  -----------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)... $    52,656  $   (75,275) $    9,528,993  $   (7,687,107) $   (3,187,434) $  (13,538,824)
 Net realized gain (loss).......   1,256,370    1,011,291      49,302,057      12,766,549      63,301,204      31,730,227
 Net change in unrealized
   appreciation (depreciation)
   of investments...............   2,504,038      490,659     355,992,324     154,770,623     173,147,275      95,125,315
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   operations...................   3,813,064    1,426,675     414,823,374     159,850,065     233,261,045     113,316,718
                                 -----------  -----------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners...............   3,563,425    2,136,082     374,708,676     323,852,731     167,043,730     237,268,605
 Transfers between Variable
   Investment Options including
   guaranteed interest account,
   net..........................    (205,956)      (8,983)    232,067,093      73,685,857      42,667,520      66,942,590
 Redemptions for contract
   benefits and terminations....  (1,347,683)  (1,180,594)   (104,925,791)    (47,547,606)   (153,848,743)   (110,077,413)
 Contract maintenance charges...      (4,775)      (5,588)    (47,934,581)    (36,921,412)    (46,958,041)    (41,971,804)
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions..   2,005,011      940,917     453,915,397     313,069,570       8,904,466     152,161,978
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70...............          --           --          16,463           9,769             582           6,662
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS.........................   5,818,075    2,367,592     868,755,234     472,929,404     242,166,093     265,485,358
NET ASSETS -- BEGINNING OF YEAR
 OR PERIOD......................  20,960,588   18,592,996   2,709,398,174   2,236,468,770   2,791,403,696   2,525,918,338
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD......................... $26,778,663  $20,960,588  $3,578,153,408  $2,709,398,174  $3,033,569,789  $2,791,403,696
                                 ===========  ===========  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             AXA CONSERVATIVE GROWTH           AXA CONSERVATIVE           AXA GLOBAL EQUITY
                                                    STRATEGY*                     STRATEGY*              MANAGED VOLATILITY*
                                         ------------------------------  ---------------------------  ------------------------
                                              2017            2016            2017          2016          2017         2016
                                         --------------  --------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,366,862) $   (6,242,682) $  (3,125,967) $ (4,537,634) $   (60,931) $   (71,724)
 Net realized gain (loss)...............     29,388,776      14,154,814     15,332,808     6,302,568      737,638      370,788
 Net change in unrealized appreciation
   (depreciation) of investments........     58,400,077      34,156,942      8,796,574     8,114,147    2,880,963       77,287
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     85,421,991      42,069,074     21,003,415     9,879,081    3,557,670      376,351
                                         --------------  --------------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     85,831,516     137,012,779     36,912,006    82,588,206      873,013      584,295
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      5,229,912      50,888,400    (57,012,525)   68,018,052     (494,476)     (29,426)
 Redemptions for contract benefits and
   terminations.........................    (77,674,528)    (59,110,963)   (70,104,386)  (52,093,572)  (1,095,197)    (715,547)
 Contract maintenance charges...........    (21,644,045)    (19,288,603)   (12,773,666)  (12,651,231)    (195,197)    (171,719)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     (8,257,145)    109,501,613   (102,978,571)   85,861,455     (911,857)    (332,397)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............            254           6,990          6,091            13           --           --
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     77,165,100     151,577,677    (81,969,065)   95,740,549    2,645,813       43,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,320,323,833   1,168,746,156    792,724,476   696,983,927   14,923,518   14,879,564
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,397,488,933  $1,320,323,833  $ 710,755,411  $792,724,476  $17,569,331  $14,923,518
                                         ==============  ==============  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          AXA INTERNATIONAL CORE        AXA INTERNATIONAL
                                              AXA GROWTH STRATEGY*          MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                         ------------------------------  ------------------------  --------------------------
                                              2017            2016           2017         2016         2017          2016
                                         --------------  --------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,990,767  $  (13,282,282) $    27,903  $  (136,958) $    571,888  $   (251,135)
 Net realized gain (loss)...............     73,428,195      34,577,362      179,763     (161,920)    3,601,844    (1,460,112)
 Net change in unrealized appreciation
   (depreciation) of investments........    378,210,484     178,003,469    2,575,344      112,977    18,772,861           177
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    457,629,446     199,298,549    2,783,010     (185,901)   22,946,593    (1,711,070)
                                         --------------  --------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    335,304,446     367,618,445      711,464      472,558     1,068,149     1,157,358
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    159,327,526      87,015,772     (427,264)    (224,467)   (9,012,553)    4,011,819
 Redemptions for contract benefits and
   terminations.........................   (146,155,818)    (92,964,974)    (913,533)    (710,162)   (9,623,006)   (7,117,135)
 Contract maintenance charges...........    (62,456,343)    (52,436,131)    (156,448)    (154,822)   (1,801,820)   (1,853,424)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    286,019,811     309,233,112     (785,781)    (616,893)  (19,369,230)   (3,801,382)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          9,837         127,348           --          160            --            --
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    743,659,094     508,659,009    1,997,229     (802,634)    3,577,363    (5,512,452)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,616,244,711   3,107,585,702   11,706,648   12,509,282   109,748,521   115,260,973
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $4,359,903,805  $3,616,244,711  $13,703,877  $11,706,648  $113,325,884  $109,748,521
                                         ==============  ==============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AXA INTERNATIONAL VALUE    AXA LARGE CAP CORE       AXA LARGE CAP GROWTH
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   14,997  $  (31,052) $   (49,637) $   (26,235) $  (239,891) $  (204,419)
 Net realized gain (loss).........................     65,050     (68,160)   1,231,476      449,146    3,478,525    2,013,707
 Net change in unrealized appreciation
   (depreciation) of investments..................    570,087      49,531      678,442      230,753    2,583,874     (961,153)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    650,134     (49,681)   1,860,281      653,664    5,822,508      848,135
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     40,196      37,701      669,923    2,045,012      565,694    1,318,338
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     50,511    (378,061)    (236,054)  (1,114,295)    (697,345)  (1,301,983)
 Redemptions for contract benefits and
   terminations...................................   (415,022)   (181,161)    (592,680)    (319,220)  (1,681,990)  (1,328,872)
 Contract maintenance charges.....................       (504)       (571)    (202,630)    (146,253)    (389,237)    (367,895)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (324,819)   (522,092)    (361,441)     465,244   (2,202,878)  (1,680,412)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    325,315    (571,773)   1,498,840    1,118,908    3,619,630     (832,277)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,114,901   3,686,674    9,344,385    8,225,477   22,207,361   23,039,638
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,440,216  $3,114,901  $10,843,225  $ 9,344,385  $25,826,991  $22,207,361
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA LARGE CAP VALUE    AXA MID CAP VALUE MANAGED
                                            MANAGED VOLATILITY*           VOLATILITY*         AXA MODERATE ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    20,268  $    68,070  $   (69,738) $   (16,771) $    (66,541) $   (467,854)
 Net realized gain (loss)...............   1,217,458     (306,710)   1,913,434      566,524     5,357,645     3,178,838
 Net change in unrealized appreciation
   (depreciation) of investments........   1,598,553    2,165,533      (29,605)   1,602,284     7,348,448     2,052,024
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,836,279    1,926,893    1,814,091    2,152,037    12,639,552     4,763,008
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,184,403    1,734,945    1,133,084    2,785,638    20,082,267    22,676,697
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (105,252)  (7,512,343)      26,582      372,364    (3,572,138)      208,878
 Redemptions for contract benefits and
   terminations.........................  (1,959,708)  (1,033,007)  (1,276,039)    (665,117)  (10,559,973)   (8,508,376)
 Contract maintenance charges...........    (284,667)    (257,575)    (264,993)    (204,976)      (28,752)      (26,986)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,165,224)  (7,067,980)    (381,366)   2,287,909     5,921,404    14,350,213
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --          348           --           --       (21,889)           --
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,671,055   (5,140,739)   1,432,725    4,439,946    18,539,067    19,113,221
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,899,771   29,040,510   17,036,846   12,596,900   129,131,100   110,017,879
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $25,570,826  $23,899,771  $18,469,571  $17,036,846  $147,670,167  $129,131,100
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA ULTRA CONSERVATIVE
                                                    STRATEGY*                   ALLOCATION*                 STRATEGY*
                                         ------------------------------  ------------------------  ---------------------------
                                              2017            2016           2017         2016          2017          2016
                                         --------------  --------------  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     (494,154) $  (27,188,673) $    63,644  $  (208,959) $  (1,484,451) $ (4,883,946)
 Net realized gain (loss)...............    157,077,925      78,063,071    2,973,362    1,902,231    (10,298,365)   26,801,923
 Net change in unrealized appreciation
   (depreciation) of investments........    445,849,836     243,051,422    3,698,784    1,199,660     13,008,359   (14,388,779)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    602,433,607     293,925,820    6,735,790    2,892,932      1,225,543     7,529,198
                                         --------------  --------------  -----------  -----------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    293,986,018     393,743,800    8,659,879    6,911,889       (935,180)        2,325
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    108,984,115     104,083,933   (1,327,149)  (2,740,905)   (93,399,086)  210,239,908
 Redemptions for contract benefits and
   terminations.........................   (333,922,139)   (215,544,381)  (6,248,827)  (3,550,319)   (12,408,700)  (19,206,372)
 Contract maintenance charges...........    (97,733,119)    (88,664,353)     (10,671)     (11,849)    (2,569,218)   (5,398,283)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (28,685,125)    193,618,999    1,073,232      608,816   (109,312,184)  185,637,578
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (3,503)         80,133           --           --            (25)       15,982
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    573,744,979     487,624,952    7,809,022    3,501,748   (108,086,666)  193,182,758
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,886,346,882   5,398,721,930   50,165,921   46,664,173    239,330,347    46,147,589
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,460,091,861  $5,886,346,882  $57,974,943  $50,165,921  $ 131,243,681  $239,330,347
                                         ==============  ==============  ===========  ===========  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                       AXA/AB DYNAMIC MODERATE      AXA/AB SHORT DURATION
                                         AXA/AB DYNAMIC GROWTH*                GROWTH*                GOVERNMENT BOND*
                                       --------------------------  ------------------------------  ----------------------
                                           2017          2016           2017            2016          2017        2016
                                       ------------  ------------  --------------  --------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $ (1,164,629) $ (2,626,341) $   (5,605,336) $  (24,793,730) $  (12,445) $  (18,590)
 Net realized gain (loss).............    8,111,805     1,169,579      70,920,099      49,596,538        (744)       (837)
 Net change in unrealized
   appreciation (depreciation) of
   investments........................   45,376,744    11,809,166     217,239,638      23,958,999      (4,801)        746
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations...   52,323,920    10,352,404     282,554,401      48,761,807     (17,990)    (18,681)
                                       ------------  ------------  --------------  --------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners  123,900,952   139,038,288     146,824,054     191,668,008     348,857     375,120
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net...   33,854,488    48,539,343       3,324,647     (37,308,410)    182,572     286,947
 Redemptions for contract benefits
   and terminations...................   (8,874,424)   (3,790,917)   (122,447,065)    (80,892,075)   (130,454)   (148,468)
 Contract maintenance charges.........   (5,661,556)   (2,683,388)    (43,351,674)    (40,190,029)        (33)         (2)
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions........  143,219,460   181,103,326     (15,650,038)     33,277,494     400,942     513,597
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70............        7,333         6,875             512          70,230          11          13
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.  195,550,713   191,462,605     266,904,875      82,109,531     382,963     494,929
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  338,901,526   147,438,921   2,508,400,850   2,426,291,319   1,662,030   1,167,101
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD... $534,452,239  $338,901,526  $2,775,305,725  $2,508,400,850  $2,044,993  $1,662,030
                                       ============  ============  ==============  ==============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              AXA/CLEARBRIDGE LARGE CAP   AXA/FRANKLIN BALANCED
                                                   AXA/AB SMALL CAP GROWTH*            GROWTH*             MANAGED VOLATILITY*
                                                   ------------------------  --------------------------  -----------------------
                                                       2017         2016         2017          2016          2017        2016
                                                   -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (773,026) $  (516,083) $ (1,070,478) $ (1,149,720) $   105,488  $  101,430
 Net realized gain (loss).........................   5,908,599    2,239,221     9,253,856    (3,532,963)     236,861     221,246
 Net change in unrealized appreciation
   (depreciation) of investments..................   7,482,724    3,889,693     8,604,129     3,699,486      447,366     393,142
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  12,618,297    5,612,831    16,787,507      (983,197)     789,715     715,818
                                                   -----------  -----------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,459,833    3,667,390     1,618,834     1,769,731      287,801     543,801
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,178,651    4,117,643    (6,024,339)  (10,080,244)  11,787,669     291,404
 Redemptions for contract benefits and
   terminations...................................  (3,178,002)  (2,250,481)   (5,679,526)   (4,440,202)    (668,900)   (602,961)
 Contract maintenance charges.....................    (315,453)    (310,647)     (294,573)     (289,354)     (91,140)   (101,168)
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   3,145,029    5,223,905   (10,379,604)  (13,040,069)  11,315,430     131,076
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          64          251            --            --          277          --
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  15,763,390   10,836,987     6,407,903   (14,023,266)  12,105,422     846,894
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  58,347,581   47,510,594    75,700,007    89,723,273    9,610,272   8,763,378
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $74,110,971  $58,347,581  $ 82,107,910  $ 75,700,007  $21,715,694  $9,610,272
                                                   ===========  ===========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                               VALUE MANAGED          ALLOCATION MANAGED          AXA/GOLDMAN SACHS
                                                VOLATILITY*               VOLATILITY*           STRATEGIC ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (106,811) $  (115,030) $    27,060  $    20,639  $ (3,087,969) $ (1,983,829)
 Net realized gain (loss)...............   1,810,950      862,831      711,477      315,381    25,903,094       746,527
 Net change in unrealized appreciation
   (depreciation) of investments........    (577,534)   1,375,321      893,769      630,809     8,686,996    11,237,298
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,126,605    2,123,122    1,632,306      966,829    31,502,121     9,999,996
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     461,861      651,482      162,811      237,537    96,210,785   118,822,352
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     147,049     (583,223)     309,808     (369,272)   48,439,347    56,620,330
 Redemptions for contract benefits and
   terminations.........................  (1,072,175)    (745,840)  (1,845,829)  (1,366,488)   (9,826,498)   (2,313,846)
 Contract maintenance charges...........    (164,618)    (143,931)    (100,367)     (97,077)   (4,953,803)   (2,081,226)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (627,883)    (821,512)  (1,473,577)  (1,595,300)  129,869,831   171,047,610
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           --           --         6,722         6,354
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     498,722    1,301,610      158,729     (628,471)  161,378,674   181,053,960
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,521,235   10,219,625   13,044,937   13,673,408   291,949,837   110,895,877
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,019,957  $11,521,235  $13,203,666  $13,044,937  $453,328,511  $291,949,837
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                       AXA/INVESCO STRATEGIC                               AXA/LEGG MASON STRATEGIC
                                            ALLOCATION*           AXA/JANUS ENTERPRISE*        ALLOCATION* (G)
                                    --------------------------  ------------------------  -------------------------
                                        2017          2016          2017         2016         2017          2016
                                    ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,050,367) $ (1,522,884) $  (698,996) $  (640,244) $   (230,486) $    36,326
 Net realized gain (loss)..........    7,907,250       (25,756)   5,156,202   (1,251,066)      219,225       40,574
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    9,389,435     4,043,494    6,864,408     (927,721)    7,164,057      289,942
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations   15,246,318     2,494,854   11,321,614   (2,819,031)    7,152,796      366,842
                                    ------------  ------------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   51,630,777    70,743,913    3,091,802    2,644,002    50,286,285   41,223,450
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   12,397,749    24,721,342   (1,131,642)  (2,862,905)   15,805,492   10,018,130
 Redemptions for contract benefits
   and terminations................   (5,939,807)   (1,627,825)  (3,179,160)  (2,232,680)   (2,014,954)    (110,957)
 Contract maintenance charges......   (2,696,277)   (1,232,779)    (254,644)    (248,346)     (917,346)     (24,571)
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions.....   55,392,442    92,604,651   (1,473,644)  (2,699,929)   63,159,477   51,106,052
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70.........        3,950         3,472           --         (798)        4,395        1,899
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   70,642,710    95,102,977    9,847,970   (5,519,758)   70,316,668   51,474,793
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  160,824,535    65,721,558   43,920,506   49,440,264    51,474,793           --
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $231,467,245  $160,824,535  $53,768,476  $43,920,506  $121,791,461  $51,474,793
                                    ============  ============  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(g)Units were made available on February 22, 2016.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                                         AXA/LOOMIS SAYLES GROWTH* EQUITY MANAGED VOLATILITY* EQUITY MANAGED VOLATILITY*
                                         ------------------------  -------------------------  ------------------------
                                             2017         2016        2017          2016          2017          2016
                                         -----------  -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (650,534) $  (268,046) $  (20,205)   $   31,227   $   (16,477)  $  (130,110)
 Net realized gain (loss)...............   2,893,503      407,262     483,668       212,425       717,905       469,858
 Net change in unrealized appreciation
   (depreciation) of investments........  12,984,958    1,158,429      39,208       177,345     2,478,391       185,137
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............  15,227,927    1,297,645     502,671       420,997     3,179,819       524,885
                                         -----------  -----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,055,337    7,150,896     150,004       575,858       771,882       558,374
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   7,055,626   12,435,290    (452,958)     (168,335)     (536,579)       51,630
 Redemptions for contract benefits and
   terminations.........................  (2,999,830)  (1,400,427)   (171,375)     (347,930)   (1,544,753)     (961,330)
 Contract maintenance charges...........    (102,850)     (67,057)    (59,213)      (55,010)     (296,317)     (290,518)
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  15,008,283   18,118,702    (533,542)        4,583    (1,605,767)     (641,844)
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  30,236,210   19,416,347     (30,871)      425,580     1,574,052      (116,959)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  40,525,015   21,108,668   4,277,914     3,852,334    17,089,811    17,206,770
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $70,761,225  $40,525,015  $4,247,043    $4,277,914   $18,663,863   $17,089,811
                                         ===========  ===========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              BLACKROCK GLOBAL           BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                            ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND   FOCUS GROWTH V.I. FUND
                                         --------------------------  -----------------------  ------------------------
                                             2017          2016          2017        2016         2017         2016
                                         ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (57,930) $   (111,118) $    (1,754) $   17,424  $  (544,090) $  (287,386)
 Net realized gain (loss)...............      920,815    (1,921,446)     607,313     (29,726)   7,547,105    2,743,365
 Net change in unrealized appreciation
   (depreciation) of investments........   11,995,405     4,661,624        7,748      85,429    2,272,152     (633,235)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,858,290     2,629,060      613,307      73,127    9,275,167    1,822,744
                                         ------------  ------------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,843,949    12,944,593    1,061,575     447,421    2,787,539    3,379,479
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      (69,300)   (1,556,177)  (1,617,904)   (199,110)     516,639   (2,025,163)
 Redemptions for contract benefits and
   terminations.........................   (7,928,916)   (6,079,885)    (354,139)   (158,214)  (2,770,412)  (1,090,442)
 Contract maintenance charges...........      (13,887)      (14,661)         (22)         (4)      (6,058)      (5,747)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    2,831,846     5,293,870     (910,490)     90,093      527,708      258,127
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            --           --          --          461           --
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   15,690,136     7,922,930     (297,183)    163,220    9,803,336    2,080,871
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  105,417,273    97,494,343    2,792,839   2,629,619   33,555,268   31,474,397
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $121,107,409  $105,417,273  $ 2,495,656  $2,792,839  $43,358,604  $33,555,268
                                         ============  ============  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          CHARTER/SM/ AGGRESSIVE
                                                 GROWTH*          CHARTER/SM/ CONSERVATIVE*    CHARTER/SM/ GROWTH*
                                         -----------------------  ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,213  $    (6,689) $   146,593  $   286,468  $    17,580  $    18,160
 Net realized gain (loss)...............    170,567     (264,689)     233,632     (136,073)     328,147      (58,767)
 Net change in unrealized appreciation
   (depreciation) of investments........    655,527      766,286    1,531,144      748,718    1,225,506      808,001
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    831,307      494,908    1,911,369      899,113    1,571,233      767,394
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    990,157      885,854    5,023,636    9,808,100    1,433,515    1,059,609
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (451,755)     494,951   (2,046,362)   2,849,497   (1,157,388)    (726,610)
 Redemptions for contract benefits and
   terminations.........................   (212,040)    (752,054)  (2,762,610)  (1,898,671)    (774,734)    (579,020)
 Contract maintenance charges...........        (76)          --         (371)          (5)        (243)          (4)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    326,286      628,751      214,293   10,758,921     (498,850)    (246,025)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --   (3,083,306)          --          299           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,157,593   (1,959,647)   2,125,662   11,658,333    1,072,383      521,369
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,260,826    7,220,473   28,928,585   17,270,252   12,410,075   11,888,706
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,418,419  $ 5,260,826  $31,054,247  $28,928,585  $13,482,458  $12,410,075
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     CHARTER/SM/ MODERATE    CHARTER/SM/ MULTI-SECTOR
                                         CHARTER/SM/ MODERATE* (H)          GROWTH*                   BOND*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017         2016
                                         -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   154,372  $   157,767  $    40,779  $   131,401  $    2,721   $   11,021
 Net realized gain (loss)...............     430,964      (93,926)     433,218      (87,679)    (18,996)     (55,298)
 Net change in unrealized appreciation
   (depreciation) of investments........   2,007,827      982,522    2,020,670    1,074,758      32,198       76,568
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   2,593,163    1,046,363    2,494,667    1,118,480      15,923       32,291
                                         -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,430,953    4,619,791    3,507,079    5,749,849      17,930       64,731
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   3,212,095      562,750     (589,962)    (429,698)     64,485     (217,583)
 Redemptions for contract benefits and
   terminations.........................  (2,293,518)  (2,406,277)  (3,024,166)  (1,383,807)   (196,746)    (303,009)
 Contract maintenance charges...........        (863)        (203)      (1,013)        (393)    (41,605)     (43,812)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,348,667    2,776,061     (108,062)   3,935,951    (155,936)    (499,673)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............     (49,325)          36           --           75          --           --
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,892,505    3,822,460    2,386,605    5,054,506    (140,013)    (467,382)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,611,526   19,789,066   21,857,108   16,802,602   1,938,710    2,406,092
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $33,504,031  $23,611,526  $24,243,713  $21,857,108  $1,798,697   $1,938,710
                                         ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                             CLEARBRIDGE VARIABLE
                                          CHARTER/SM/ SMALL CAP    CHARTER/SM/ SMALL CAP       AGGRESSIVE GROWTH
                                                 GROWTH*                  VALUE*                   PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                            2017        2016         2017         2016         2017         2016
                                         ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  111,629  $ (108,731) $   (31,084) $    41,174  $  (534,579) $  (401,630)
 Net realized gain (loss)...............    629,616     435,930    1,115,069   (1,807,393)   2,589,163      702,018
 Net change in unrealized appreciation
   (depreciation) of investments........  1,098,937     188,821       51,939    3,759,827    4,584,164     (169,269)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  1,840,182     516,020    1,135,924    1,993,608    6,638,748      131,119
                                         ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    918,746     652,699      828,991      809,509    5,234,621    8,812,725
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (208,437)   (473,239)  (7,046,276)  (2,608,293)  (1,616,510)  (3,233,572)
 Redemptions for contract benefits and
   terminations.........................   (441,485)   (430,474)    (783,173)    (511,408)  (1,753,591)  (1,643,107)
 Contract maintenance charges...........   (158,991)   (146,387)    (197,366)    (178,583)      (6,959)      (5,753)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    109,833    (397,401)  (7,197,824)  (2,488,775)   1,857,561    3,930,293
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,950,015     118,619   (6,061,900)    (495,167)   8,496,309    4,061,412
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  7,997,375   7,878,756   19,845,518   20,340,685   45,224,891   41,163,479
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $9,947,390  $7,997,375  $13,783,618  $19,845,518  $53,721,200  $45,224,891
                                         ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    CLEARBRIDGE VARIABLE
                                           CLEARBRIDGE VARIABLE       DIVIDEND STRATEGY     CLEARBRIDGE VARIABLE MID
                                          APPRECIATION PORTFOLIO          PORTFOLIO              CAP PORTFOLIO
                                         -----------------------  ------------------------  ----------------------
                                             2017        2016         2017         2016        2017         2016
                                         -----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (21,056) $    3,473  $    37,360  $    55,410  $  (48,855)  $  (26,514)
 Net realized gain (loss)...............     460,276     165,868      375,172       77,606     260,223       35,210
 Net change in unrealized appreciation
   (depreciation) of investments........   1,267,049     400,402    3,793,999    1,961,435     227,108      270,497
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   1,706,269     569,743    4,206,531    2,094,451     438,476      279,193
                                         -----------  ----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,288,386   2,869,490    4,421,807    5,259,972     846,698    1,027,174
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (170,168)    608,248    1,055,255    2,840,320    (261,449)     282,820
 Redemptions for contract benefits and
   terminations.........................    (272,385)   (216,557)  (1,017,127)    (575,551)   (128,293)    (129,492)
 Contract maintenance charges...........      (1,799)     (1,005)      (2,634)      (2,173)       (790)        (495)
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,844,034   3,260,176    4,457,301    7,522,568     456,166    1,180,007
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --         167          149          255          24           51
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,550,303   3,830,086    8,663,981    9,617,274     894,666    1,459,251
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   8,342,238   4,512,152   21,544,287   11,927,013   3,713,999    2,254,748
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,892,541  $8,342,238  $30,208,268  $21,544,287  $4,608,665   $3,713,999
                                         ===========  ==========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         DELAWARE VIP(R) DIVERSIFIED DELAWARE VIP(R) EMERGING DELAWARE VIP(R) LIMITED-TERM
                                               INCOME SERIES             MARKETS SERIES       DIVERSIFIED INCOME SERIES
                                         --------------------------  ----------------------   ---------------------------
                                             2017          2016         2017         2016         2017          2016
                                         -----------   -----------   ----------   ----------   -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   165,810   $   201,862   $  (17,885)  $   (3,598) $    59,820    $   10,989
 Net realized gain (loss)...............     (64,006)      (60,091)     185,433      (44,797)     (10,529)       (7,704)
 Net change in unrealized appreciation
   (depreciation) of investments........     420,363        20,284      382,295      144,453       16,048         7,411
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from operations............     522,167       162,055      549,843       96,058       65,339        10,696
                                         -----------   -----------   ----------   ----------   -----------    ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,064,914     2,816,413      831,396       54,991    1,766,737     2,223,006
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,384,931     1,281,697    1,178,308      150,935       39,794       868,418
 Redemptions for contract benefits and
   terminations.........................  (1,000,638)     (824,956)    (401,073)     (59,475)    (677,390)     (412,586)
 Contract maintenance charges...........        (175)           (1)         (54)          --          (89)           (2)
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,449,032     3,273,153    1,608,577      146,451    1,129,052     2,678,836
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,971,199     3,435,208    2,158,420      242,509    1,194,391     2,689,532
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,365,984     9,930,776    1,034,118      791,609    9,026,344     6,336,812
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,337,183   $13,365,984   $3,192,538   $1,034,118  $10,220,735    $9,026,344
                                         ===========   ===========   ==========   ==========   ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         EATON VANCE VT FLOATING-   EQ/BLACKROCK BASIC VALUE      EQ/CAPITAL GUARDIAN
                                             RATE INCOME FUND                EQUITY*                   RESEARCH*
                                         ------------------------  --------------------------  ------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   492,456  $   333,963  $     43,109  $    176,039  $  (136,477) $   (97,325)
 Net realized gain (loss)...............      12,387     (106,237)    4,529,470     3,650,640    2,504,568      889,170
 Net change in unrealized appreciation
   (depreciation) of investments........      (1,729)     881,207     4,628,496    15,720,026    1,620,192      260,501
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     503,114    1,108,933     9,201,075    19,546,705    3,988,283    1,052,346
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,603,495    5,382,090    10,436,743    11,058,814    1,208,221      696,436
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,873,707    3,238,601    (2,682,537)   (4,616,682)    (753,876)    (643,589)
 Redemptions for contract benefits and
   terminations.........................  (1,119,260)  (1,400,379)   (8,704,293)   (5,627,516)  (1,289,332)    (757,661)
 Contract maintenance charges...........        (729)        (354)      (19,394)      (20,060)     (97,567)     (96,924)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,357,213    7,219,958      (969,481)      794,556     (932,554)    (801,738)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       6,488        1,788            --            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,866,815    8,330,679     8,231,594    20,341,261    3,055,729      250,608
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,455,236   12,124,557   139,389,410   119,048,149   16,891,824   16,641,216
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $28,322,051  $20,455,236  $147,621,004  $139,389,410  $19,947,553  $16,891,824
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                 EQ/EMERGING MARKETS
                                          EQ/COMMON STOCK INDEX*       EQ/CORE BOND INDEX*          EQUITY PLUS*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    31,466  $    93,630  $    501,479  $    (57,786) $  (18,655) $  (18,282)
 Net realized gain (loss)...............   1,310,284      994,879      (282,526)    1,514,646     465,046    (227,511)
 Net change in unrealized appreciation
   (depreciation) of investments........   6,122,654    2,007,832      (190,323)   (1,483,684)  1,099,471     479,973
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,464,404    3,096,341        28,630       (26,824)  1,545,862     234,180
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,922,609    4,085,244    12,565,522    20,672,131   1,127,533     589,907
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,901,916      307,049    24,741,175    14,304,039     938,554     940,941
 Redemptions for contract benefits and
   terminations.........................  (2,685,978)  (1,626,179)  (30,854,642)  (23,002,472)   (283,276)    (95,990)
 Contract maintenance charges...........      (6,625)      (5,446)   (4,909,546)   (4,855,064)       (615)       (399)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   9,131,922    2,760,668     1,542,509     7,118,634   1,782,196   1,434,459
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         517           98            --        13,189          --         107
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...  16,596,843    5,857,107     1,571,139     7,104,999   3,328,058   1,668,746
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,713,070   28,855,963   332,139,819   325,034,820   4,187,995   2,519,249
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $51,309,913  $34,713,070  $333,710,958  $332,139,819  $7,516,053  $4,187,995
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                     EQ/INTERMEDIATE
                                            EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*         GOVERNMENT BOND*
                                         --------------------------  ------------------------  --------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    504,782  $    688,209  $  (139,383) $    42,337  $   (727,658) $   (955,853)
 Net realized gain (loss)...............    9,649,529     4,879,352     (168,447)    (174,098)      (47,713)      650,777
 Net change in unrealized appreciation
   (depreciation) of investments........   36,363,982    11,059,146      624,838       67,528      (559,638)     (997,068)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   46,518,293    16,626,707      317,008      (64,233)   (1,335,009)   (1,302,144)
                                         ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   43,021,263    30,257,232      193,098      245,667     2,579,328     4,974,323
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   25,368,423    13,787,460      (21,083)     (85,500)    9,897,905     8,522,551
 Redemptions for contract benefits and
   terminations.........................  (16,020,782)   (7,320,717)    (736,933)    (647,233)  (12,245,657)   (9,224,483)
 Contract maintenance charges...........      (25,534)      (20,713)    (107,403)    (115,431)   (1,857,906)   (1,876,506)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   52,343,370    36,703,262     (672,321)    (602,497)   (1,626,330)    2,395,885
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            12           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   98,861,663    53,329,981     (355,313)    (666,730)   (2,961,339)    1,093,741
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  210,571,274   157,241,293   10,102,402   10,769,132   126,942,332   125,848,591
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $309,432,937  $210,571,274  $ 9,747,089  $10,102,402  $123,980,993  $126,942,332
                                         ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          EQ/INTERNATIONAL EQUITY                                EQ/JPMORGAN VALUE
                                                  INDEX*             EQ/INVESCO COMSTOCK*         OPPORTUNITIES*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   661,685  $   475,393  $  (232,994) $   352,856  $  (112,337) $   (42,107)
 Net realized gain (loss)...............  (2,162,995)  (1,450,788)   1,473,168      563,821    3,739,218      876,538
 Net change in unrealized appreciation
   (depreciation) of investments........   9,430,028    1,419,862    4,588,103    3,918,015     (704,445)   1,866,043
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   7,928,718      444,467    5,828,277    4,834,692    2,922,436    2,700,474
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,459,929    4,068,803    1,837,310    2,118,380    1,788,987    1,129,526
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,983,892    3,198,377      (83,999)  (3,423,180)   1,330,825    2,370,542
 Redemptions for contract benefits and
   terminations.........................  (2,571,119)  (1,126,933)  (2,467,702)  (1,903,029)  (1,271,933)    (638,613)
 Contract maintenance charges...........      (3,762)      (3,415)    (176,669)    (171,725)    (159,494)    (113,448)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,868,940    6,136,832     (891,060)  (3,379,554)   1,688,385    2,748,007
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         281          150           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  15,797,939    6,581,449    4,937,217    1,455,138    4,610,821    5,448,481
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  33,833,971   27,252,522   36,376,499   34,921,361   17,334,406   11,885,925
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $49,631,910  $33,833,971  $41,313,716  $36,376,499  $21,945,227  $17,334,406
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/LARGE CAP GROWTH                                EQ/MFS INTERNATIONAL
                                                            INDEX*           EQ/LARGE CAP VALUE INDEX*          GROWTH*
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (303,960) $   (89,345) $   235,912  $   202,274  $  (212,297) $  (123,681)
 Net realized gain (loss).........................   3,367,495    2,077,786    1,882,108     (351,721)   2,279,934      (44,183)
 Net change in unrealized appreciation
   (depreciation) of investments..................  10,528,405      (90,194)   1,757,075    2,766,661    8,176,246      297,937
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  13,591,940    1,898,247    3,875,095    2,617,214   10,243,883      130,073
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,285,446    5,535,935    5,902,827    3,899,484    5,163,964    3,320,735
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   5,941,861    5,167,536    4,264,534   (5,432,720)   2,245,244      697,918
 Redemptions for contract benefits and
   terminations...................................  (2,960,967)  (1,369,050)  (2,191,734)    (909,338)  (2,270,926)  (1,649,764)
 Contract maintenance charges.....................      (5,865)      (4,655)      (3,146)      (2,724)    (177,118)    (159,908)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  11,260,475    9,329,766    7,972,481   (2,445,298)   4,961,164    2,208,981
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         441           24           --           --          199           69
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  24,852,856   11,228,037   11,847,576      171,916   15,205,246    2,339,123
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  43,072,897   31,844,860   29,244,988   29,073,072   32,014,736   29,675,613
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $67,925,753  $43,072,897  $41,092,564  $29,244,988  $47,219,982  $32,014,736
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/MID CAP INDEX*           EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*
                                         ------------------------  ----------------------------  ------------------------
                                             2017         2016          2017           2016          2017         2016
                                         -----------  -----------  -------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (358,537) $   (75,640) $  (1,327,908) $  (2,151,382) $  (594,420) $  (324,889)
 Net realized gain (loss)...............   9,760,485    4,596,987          3,852         (1,734)   2,015,437      844,909
 Net change in unrealized appreciation
   (depreciation) of investments........   1,058,032    5,561,585            113          1,714   18,620,816   (1,140,276)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  10,459,980   10,082,932     (1,323,943)    (2,151,402)  20,041,833     (620,256)
                                         -----------  -----------  -------------  -------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   9,445,094    7,650,755    117,690,858    188,403,821    6,482,505    6,871,762
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,646,023)  12,706,331   (125,378,724)  (146,193,206)   8,340,043   (4,778,768)
 Redemptions for contract benefits and
   terminations.........................  (4,330,118)  (2,212,465)   (20,604,799)   (23,786,118)  (3,402,069)  (2,274,889)
 Contract maintenance charges...........      (7,259)      (6,039)      (350,508)      (317,404)    (242,872)    (192,594)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,461,694   18,138,582    (28,643,173)    18,107,093   11,177,607     (374,489)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --             --         15,986        1,991           --
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  12,921,674   28,221,514    (29,967,116)    15,971,677   31,221,431     (994,745)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  75,110,121   46,888,607    153,750,582    137,778,905   53,905,534   54,900,279
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $88,031,795  $75,110,121  $ 123,783,466  $ 153,750,582  $85,126,965  $53,905,534
                                         ===========  ===========  =============  =============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                RETURN* (I)                  BOND*             EQ/QUALITY BOND PLUS*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    16,226  $   508,903  $   (35,783) $  (110,347) $   (63,240) $   (72,719)
 Net realized gain (loss)...............      10,828      107,553       64,977      (71,168)     (12,050)      83,197
 Net change in unrealized appreciation
   (depreciation) of investments........     268,371      306,508      135,731      378,238       48,331      (92,496)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     295,425      922,964      164,925      196,723      (26,959)     (82,018)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,930,247    2,202,042    4,262,460    3,338,703    1,204,124    2,205,483
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   4,332,150    2,990,787     (325,746)   3,667,591    3,335,494      377,050
 Redemptions for contract benefits and
   terminations.........................  (1,194,519)    (605,680)  (3,855,887)  (3,447,295)  (1,987,391)  (2,120,238)
 Contract maintenance charges...........      (1,326)      (1,130)     (34,729)     (42,025)    (578,698)    (550,223)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,066,552    4,586,019       46,098    3,516,974    1,973,529      (87,928)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............      (4,300)          --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,357,677    5,508,983      211,023    3,713,697    1,946,570     (169,946)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,760,402    8,251,419   32,806,689   29,092,992   26,773,306   26,943,252
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,118,079  $13,760,402  $33,017,712  $32,806,689  $28,719,876  $26,773,306
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     EQ/T. ROWE PRICE GROWTH
                                          EQ/SMALL COMPANY INDEX*            STOCK*            EQ/UBS GROWTH & INCOME*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (180,492) $      (209) $ (2,550,810) $ (1,867,829) $  (94,934) $  (44,254)
 Net realized gain (loss)...............   4,927,475    2,257,306    24,612,950     7,713,643     693,063     310,262
 Net change in unrealized appreciation
   (depreciation) of investments........   1,725,218    5,734,581    25,363,148    (4,774,993)    758,654     295,160
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   6,472,201    7,991,678    47,425,288     1,070,821   1,356,783     561,168
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,981,749    5,047,836    22,374,799    19,610,120     284,345     708,021
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (4,865,162)  14,245,390    12,685,196     1,390,349    (388,604)     49,057
 Redemptions for contract benefits and
   terminations.........................  (3,037,246)  (1,803,159)   (9,718,263)   (6,539,260)   (378,344)   (369,408)
 Contract maintenance charges...........      (4,964)      (4,120)     (442,129)     (354,870)   (163,593)   (145,704)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (925,623)  17,485,947    24,899,603    14,106,339    (646,196)    241,966
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --         1,752           380          --          --
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   5,546,578   25,477,625    72,326,643    15,177,540     710,587     803,134
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  55,112,912   29,635,287   140,777,711   125,600,171   7,215,148   6,412,014
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,659,490  $55,112,912  $213,104,354  $140,777,711  $7,925,735  $7,215,148
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                           FIDELITY(R) VIP ASSET
                                           FEDERATED HIGH INCOME     FEDERATED KAUFMANN      MANAGER: GROWTH
                                               BOND FUND II                FUND II              PORTFOLIO
                                         ------------------------  ----------------------  -------------------
                                             2017         2016        2017        2016       2017        2016
                                         -----------  -----------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   872,852  $   479,870  $  (63,614) $  (45,419) $ (2,459)  $  (2,952)
 Net realized gain (loss)...............     110,814     (275,345)    491,150      88,450   125,286      76,445
 Net change in unrealized appreciation
   (depreciation) of investments........    (102,851)   1,275,747     810,463      85,389     2,543     (64,890)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from operations............     880,815    1,480,272   1,237,999     128,420   125,370       8,603
                                         -----------  -----------  ----------  ----------  --------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,123,413    4,256,188   1,460,714   1,042,569    14,071       1,154
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     220,305      568,622     539,644    (376,206)  120,791    (101,184)
 Redemptions for contract benefits and
   terminations.........................    (830,472)    (773,241)   (185,751)   (172,646)  (93,423)    (60,989)
 Contract maintenance charges...........        (241)          (8)        (67)        (82)     (228)       (276)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,513,005    4,051,561   1,814,540     493,635    41,211    (161,295)
                                         -----------  -----------  ----------  ----------  --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS...   4,393,820    5,531,833   3,052,539     622,055   166,581    (152,692)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,776,950    9,245,117   4,197,027   3,574,972   741,800     894,492
                                         -----------  -----------  ----------  ----------  --------   ---------

NET ASSETS -- END OF YEAR OR PERIOD..... $19,170,770  $14,776,950  $7,249,566  $4,197,027  $908,381   $ 741,800
                                         ===========  ===========  ==========  ==========  ========   =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP CONTRAFUND(R) FIDELITY(R) VIP FREEDOM 2015 FIDELITY(R) VIP FREEDOM 2020
                                                  PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                         ----------------------------  ---------------------------  ---------------------------
                                             2017           2016         2017           2016           2017           2016
                                         ------------   ------------     --------      ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (995,155)  $ (1,024,104)  $   (474)     $  (2,459)     $     (399)    $   (2,702)
 Net realized gain (loss)...............   11,997,713     10,278,400     31,046         32,073          48,306         77,350
 Net change in unrealized appreciation
   (depreciation) of investments........   18,329,854     (1,688,670)    76,928         (3,041)        104,291        (21,926)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from operations............   29,332,412      7,565,626    107,500         26,573         152,198         52,722
                                         ------------   ------------     --------      ---------     ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,304,876     13,334,172         --          9,630           2,867         11,490
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    4,883,393    (12,264,331)   318,616       (130,195)         75,558       (152,260)
 Redemptions for contract benefits and
   terminations.........................  (10,031,339)    (6,058,299)   (49,604)       (24,965)        (48,603)       (28,078)
 Contract maintenance charges...........      (20,465)       (20,125)       (60)           (81)           (161)          (210)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    9,136,465     (5,008,583)   268,952       (145,611)         29,661       (169,058)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --              6         --             --              --             --
                                         ------------   ------------     --------      ---------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS...   38,468,877      2,557,049    376,452       (119,038)        181,859       (116,336)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  142,394,469    139,837,420    598,705        717,743       1,045,449      1,161,785
                                         ------------   ------------     --------      ---------     ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $180,863,346   $142,394,469   $975,157      $ 598,705      $1,227,308     $1,045,449
                                         ============   ============     ========      =========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP FREEDOM 2025 FIDELITY(R) VIP FREEDOM 2030  FIDELITY(R) VIP MID CAP
                                                PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                         ---------------------------  ---------------------------  ------------------------
                                            2017           2016          2017           2016           2017         2016
                                          ----------     ----------     ----------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,009)    $      (57)   $   (3,164)     $ (1,469)    $  (667,619) $  (661,393)
 Net realized gain (loss)...............     62,423         39,780        61,534        47,530       3,801,883    2,915,420
 Net change in unrealized appreciation
   (depreciation) of investments........    129,799         16,140       108,581        (1,716)     10,342,735    4,266,691
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    190,213         55,863       166,951        44,345      13,476,999    6,520,718
                                          ----------     ----------     ----------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     22,524          1,385         4,973        72,880       9,487,969    7,248,442
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................        255        228,818        71,338         5,485          54,381   (1,025,259)
 Redemptions for contract benefits and
   terminations.........................    (55,289)       (57,319)     (136,372)      (66,021)     (4,623,480)  (3,492,499)
 Contract maintenance charges...........       (231)          (198)          (84)         (108)        (10,594)      (9,643)
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (32,741)       172,686       (60,145)       12,236       4,908,276    2,721,041
                                          ----------     ----------     ----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    157,472        228,549       106,806        56,581      18,385,275    9,241,759
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,209,902        981,353       895,582       839,001      68,773,900   59,532,141
                                          ----------     ----------     ----------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,367,374     $1,209,902    $1,002,388      $895,582     $87,159,175  $68,773,900
                                          ==========     ==========     ==========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                               FIRST TRUST/DOW JONES
                                         FIDELITY(R) VIP STRATEGIC  FIRST TRUST MULTI INCOME     DIVIDEND & INCOME
                                              INCOME PORTFOLIO       ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
                                         -------------------------  ----------------------   ------------------------
                                             2017          2016        2017         2016         2017         2016
                                         ------------  -----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,986,309  $ 1,955,615  $   51,380   $   24,898  $    (1,924) $   (71,068)
 Net realized gain (loss)...............      558,759     (524,459)     58,683      (12,372)   2,994,770    1,006,571
 Net change in unrealized appreciation
   (depreciation) of investments........    3,389,733    3,312,793      42,738      175,705    2,128,608    1,828,498
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    5,934,801    4,743,949     152,801      188,231    5,121,454    2,764,001
                                         ------------  -----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   15,884,535   13,447,173     755,207      671,033    5,615,515    5,394,279
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    8,593,543    8,467,877     353,091      416,949    5,448,919   11,646,593
 Redemptions for contract benefits and
   terminations.........................   (5,894,075)  (3,958,385)   (111,724)    (708,275)  (3,911,078)  (1,667,773)
 Contract maintenance charges...........       (8,266)      (7,749)       (272)        (179)      (2,663)      (1,848)
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   18,575,737   17,948,916     996,302      379,528    7,150,693   15,371,251
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          740          578          32           --          250          493
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   24,511,278   22,693,443   1,149,135      567,759   12,272,397   18,135,745
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   91,573,743   68,880,300   2,852,058    2,284,299   38,062,454   19,926,709
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $116,085,021  $91,573,743  $4,001,193   $2,852,058  $50,334,851  $38,062,454
                                         ============  ===========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          FRANKLIN FOUNDING FUNDS                            FRANKLIN MUTUAL SHARES VIP
                                            ALLOCATION VIP FUND    FRANKLIN INCOME VIP FUND            FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   266,205  $   449,439  $ 2,444,921  $ 2,590,788  $   127,266   $    86,969
 Net realized gain (loss)...............     693,672        7,218     (284,115)  (1,941,890)     824,040     1,221,227
 Net change in unrealized appreciation
   (depreciation) of investments........   1,024,020    1,441,631    4,790,735    8,146,638       (8,419)      467,593
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,983,897    1,898,288    6,951,541    8,795,536      942,887     1,775,789
                                         -----------  -----------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,102,673    2,824,513    8,832,222   10,662,770      678,678       585,302
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (80,089)  (2,239,272)     319,465   (3,691,127)     299,691      (503,877)
 Redemptions for contract benefits and
   terminations.........................  (1,654,378)    (970,618)  (5,922,865)  (5,324,947)  (1,030,180)     (909,811)
 Contract maintenance charges...........      (2,525)      (2,777)      (6,745)      (6,588)      (1,786)       (1,989)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     365,681     (388,154)   3,222,077    1,640,108      (53,597)     (830,375)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           47            5           --            --
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   2,349,578    1,510,134   10,173,665   10,435,649      889,290       945,414
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  18,653,467   17,143,333   82,728,549   72,292,900   13,697,808    12,752,394
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,003,045  $18,653,467  $92,902,214  $82,728,549  $14,587,098   $13,697,808
                                         ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FRANKLIN RISING DIVIDENDS FRANKLIN STRATEGIC INCOME GOLDMAN SACHS VIT MID CAP
                                                 VIP FUND                  VIP FUND                 VALUE FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   122,122  $   (23,644) $   909,119  $ 1,133,593  $  (290,600) $   (86,387)
 Net realized gain (loss)...............   2,358,406    5,488,271   (1,099,223)  (2,071,175)   1,276,719     (748,956)
 Net change in unrealized appreciation
   (depreciation) of investments........  10,236,108    1,516,296    2,000,904    4,450,572    1,729,160    4,178,739
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  12,716,636    6,980,923    1,810,800    3,512,990    2,715,279    3,343,396
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,462,921    8,046,647    4,307,741    4,372,924    1,437,853    1,978,319
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     843,482    6,377,488      253,757   (1,657,076)  (2,871,934)  (2,665,980)
 Redemptions for contract benefits and
   terminations.........................  (4,661,129)  (2,245,313)  (4,626,286)  (3,118,823)  (2,094,196)  (1,287,084)
 Contract maintenance charges...........      (6,271)      (5,633)      (7,134)      (7,734)      (4,485)      (4,781)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,639,003   12,173,189      (71,922)    (410,709)  (3,532,762)  (1,979,526)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  17,355,639   19,154,112    1,738,878    3,102,281     (817,483)   1,363,870
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  64,082,666   44,928,554   59,266,765   56,164,484   31,473,672   30,109,802
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $81,438,305  $64,082,666  $61,005,643  $59,266,765  $30,656,189  $31,473,672
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          GUGGENHEIM VIF GLOBAL
                                         MANAGED FUTURES STRATEGY GUGGENHEIM VIF MULTI-HEDGE     HARTFORD CAPITAL
                                                  FUND              STRATEGIES FUND            APPRECIATION HLS FUND
                                         ----------------------   -------------------------  ------------------------
                                            2017         2016        2017         2016           2017         2016
                                         ----------   ----------   ---------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,720   $   63,372  $ (11,055)    $(12,571)    $   (88,211) $   (65,901)
 Net realized gain (loss)...............    (95,236)    (126,066)    16,111        7,551         576,276      550,516
 Net change in unrealized appreciation
   (depreciation) of investments........    281,743     (346,539)     9,626      (13,357)      2,192,123       74,196
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    192,227     (409,233)    14,682      (18,377)      2,680,188      558,811
                                         ----------   ----------   ---------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    258,534      539,608      3,431        9,283       2,235,708    2,855,997
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    218,190      469,455   (185,790)       9,043         594,519     (287,633)
 Redemptions for contract benefits and
   terminations.........................   (235,213)    (197,859)   (28,238)     (19,398)       (507,639)    (335,248)
 Contract maintenance charges...........       (110)         (67)       (89)        (107)         (1,533)      (1,216)
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    241,401      811,137   (210,686)      (1,179)      2,321,055    2,231,900
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --           --         --           --              41           71
                                         ----------   ----------   ---------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    433,628      401,904   (196,004)     (19,556)      5,001,284    2,790,782
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,432,361    2,030,457    881,578      901,134      12,576,902    9,786,120
                                         ----------   ----------   ---------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $2,865,989   $2,432,361  $ 685,574     $881,578     $17,578,186  $12,576,902
                                         ==========   ==========   =========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              HARTFORD GROWTH      INVESCO V.I. AMERICAN INVESCO V.I. BALANCED-RISK
                                          OPPORTUNITIES HLS FUND      FRANCHISE FUND         ALLOCATION FUND
                                         ------------------------  -------------------   -------------------------
                                             2017         2016       2017        2016        2017         2016
                                         -----------  -----------  --------   ---------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (403,001) $  (254,866) $ (8,273)  $  (6,800) $   253,208   $  (61,171)
 Net realized gain (loss)...............    (292,874)   2,262,695    58,145      (8,809)     524,606     (246,849)
 Net change in unrealized appreciation
   (depreciation) of investments........   8,050,839   (2,177,012)   77,110     (30,754)      16,931      847,335
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,354,964     (169,183)  126,982     (46,363)     794,745      539,315
                                         -----------  -----------  --------   ---------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,687,862    5,948,915     1,575       9,279    1,616,678    2,490,639
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,422,102)      98,533   (26,721)   (308,998)     (68,108)   1,834,403
 Redemptions for contract benefits and
   terminations.........................  (1,111,244)    (730,853)  (50,727)    (61,333)    (706,653)    (697,876)
 Contract maintenance charges...........      (2,914)      (2,272)      (57)        (82)         (44)          (6)
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,151,602    5,314,323   (75,930)   (361,134)     841,873    3,627,160
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (54)          58        --          --           26           87
                                         -----------  -----------  --------   ---------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   8,506,512    5,145,198    51,052    (407,497)   1,636,644    4,166,562
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  25,514,618   20,369,420   494,537     902,034    8,909,907    4,743,345
                                         -----------  -----------  --------   ---------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,021,130  $25,514,618  $545,589   $ 494,537  $10,546,551   $8,909,907
                                         ===========  ===========  ========   =========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. DIVERSIFIED  INVESCO V.I. EQUITY AND  INVESCO V.I. GLOBAL HEALTH
                                               DIVIDEND FUND             INCOME FUND               CARE FUND
                                         ------------------------  -----------------------  -------------------------
                                             2017         2016         2017        2016        2017          2016
                                         -----------  -----------  -----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    84,016  $   (85,255) $    34,560  $   34,556  $  (43,682)   $  (41,830)
 Net realized gain (loss)...............   4,138,183      887,506      208,507      93,176      (2,676)      303,315
 Net change in unrealized appreciation
   (depreciation) of investments........     704,429    5,805,732      877,647     928,029     542,664      (716,124)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   4,926,628    6,607,983    1,120,714   1,055,761     496,306      (454,639)
                                         -----------  -----------  -----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,156,209    9,093,754    4,015,716   3,431,785     501,250       539,964
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     937,345   17,778,863      859,708     740,019     249,351         1,048
 Redemptions for contract benefits and
   terminations.........................  (4,343,962)  (2,024,280)    (366,077)   (264,255)   (218,168)     (197,569)
 Contract maintenance charges...........      (7,669)      (5,693)      (1,833)     (1,132)        (42)          (21)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,741,923   24,842,644    4,507,514   3,906,417     532,391       343,422
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         182        1,007          170         167          --            --
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,668,733   31,451,634    5,628,398   4,962,345   1,028,697      (111,217)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  68,918,573   37,466,939    9,383,419   4,421,074   3,391,383     3,502,600
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $78,587,306  $68,918,573  $15,011,817  $9,383,419  $4,420,080    $3,391,383
                                         ===========  ===========  ===========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                                     ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                              ------------------------  ---------------------------  ------------------------
                                                  2017         2016         2017           2016          2017          2016
                                              -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ 1,281,641  $     1,774  $ 1,073,664    $   971,657   $   (43,802)  $   (79,687)
 Net realized gain (loss)....................   2,846,622    2,455,322     (122,555)      (764,658)      910,777       207,780
 Net change in unrealized appreciation
   (depreciation) of investments.............   4,004,246   (2,234,200)     893,231      2,876,788     8,335,868    (1,017,087)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations.................   8,132,509      222,896    1,844,340      3,083,787     9,202,843      (888,994)
                                              -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   4,384,639    6,324,658    4,654,859      4,743,487     4,513,853     4,629,252
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................  (2,749,624)  (2,896,682)    (106,430)     1,493,210    (1,173,330)     (805,626)
 Redemptions for contract benefits and
   terminations..............................  (5,601,403)  (4,461,484)  (3,841,348)    (2,397,701)   (2,946,906)   (1,901,639)
 Contract maintenance charges................      (8,957)     (10,499)      (3,759)        (3,694)       (5,928)       (6,106)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions  (3,975,345)  (1,044,007)     703,322      3,835,302       387,689     1,915,881
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 70....................................          --       (2,201)          --           (548)           --          (638)
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS........   4,157,164     (823,312)   2,547,662      6,918,541     9,590,532     1,026,249
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  74,983,777   75,807,089   38,847,675     31,929,134    43,251,331    42,225,082
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $79,140,941  $74,983,777  $41,395,337    $38,847,675   $52,841,863   $43,251,331
                                              ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                                EQUITY FUND               EQUITY FUND         IVY VIP ASSET STRATEGY
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (128,704) $  (148,239) $  (226,838) $  (177,344) $    50,505  $  (329,332)
 Net realized gain (loss)...............     162,051      579,101      402,797      349,541   (2,120,025)  (5,031,561)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,473,795      772,118    1,815,690    1,218,747    7,545,793    3,635,368
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,507,142    1,202,980    1,991,649    1,390,944    5,476,273   (1,725,525)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     927,497    1,112,583    2,593,270    2,605,405    1,665,722    1,950,542
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (337,289)    (296,056)    (220,723)     203,446   (3,656,318)  (7,052,882)
 Redemptions for contract benefits and
   terminations.........................    (893,845)    (359,784)    (871,550)    (590,761)  (2,412,472)  (2,280,467)
 Contract maintenance charges...........      (1,992)      (1,999)      (2,181)      (1,809)      (4,325)      (5,537)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (305,629)     454,744    1,498,816    2,216,281   (4,407,393)  (7,388,344)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   1,201,513    1,657,724    3,490,465    3,607,225    1,068,880   (9,113,869)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,668,956   10,011,232   15,414,495   11,807,270   35,327,079   44,440,948
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,870,469  $11,668,956  $18,904,960  $15,414,495  $36,395,959  $35,327,079
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             IVY VIP DIVIDEND
                                               OPPORTUNITIES            IVY VIP ENERGY           IVY VIP HIGH INCOME
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (26,226) $   (30,298) $  (214,941) $  (427,713) $  5,229,709  $  6,706,418
 Net realized gain (loss)...............     722,517      812,671   (1,459,183)  (2,246,177)     (851,134)   (2,326,222)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,329,854      (12,857)  (4,321,436)  12,839,467     2,038,626    11,112,472
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,026,145      769,516   (5,995,560)  10,165,577     6,417,201    15,492,668
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     615,797      667,343    2,987,732    3,435,578     9,977,724     9,103,676
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (956,441)  (1,147,083)  (1,180,672)   1,933,612     1,444,321    (5,207,398)
 Redemptions for contract benefits and
   terminations.........................    (996,315)  (1,048,199)  (2,381,076)  (1,738,853)   (7,739,112)   (5,089,465)
 Contract maintenance charges...........      (1,982)      (2,144)      (4,365)      (4,600)      (15,833)      (16,240)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,338,941)  (1,530,083)    (578,381)   3,625,737     3,667,100    (1,209,427)
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     687,204     (760,567)  (6,573,941)  13,791,314    10,084,301    14,283,241
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  15,366,133   16,126,700   42,229,503   28,438,189   122,661,086   108,377,845
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $16,053,337  $15,366,133  $35,655,562  $42,229,503  $132,745,387  $122,661,086
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         IVY VIP MICRO CAP GROWTH  IVY VIP MID CAP GROWTH   IVY VIP NATURAL RESOURCES
                                         ----------------------   ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (36,206)  $  (25,705) $  (695,124) $  (609,745) $  (130,332) $   (71,749)
 Net realized gain (loss)...............    (75,795)      69,796    1,951,131    2,489,872     (493,531)    (853,450)
 Net change in unrealized appreciation
   (depreciation) of investments........    344,094      264,236    9,796,006       91,387      738,505    2,920,107
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    232,093      308,327   11,052,013    1,971,514      114,642    1,994,908
                                         ----------   ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    845,854      384,764    3,252,605    2,917,480      501,872      667,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (129,041)     203,386     (541,136)  (1,813,506)    (366,293)     (67,303)
 Redemptions for contract benefits and
   terminations.........................   (200,192)    (128,115)  (3,142,734)  (1,687,907)    (706,405)    (635,431)
 Contract maintenance charges...........        (38)         (45)      (7,827)      (7,990)      (1,569)      (1,782)
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    516,583      459,990     (439,092)    (591,923)    (572,395)     (37,127)
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    748,676      768,317   10,612,921    1,379,591     (457,753)   1,957,781
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,706,904    1,938,587   44,464,972   43,085,381   11,075,146    9,117,365
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $3,455,580   $2,706,904  $55,077,893  $44,464,972  $10,617,393  $11,075,146
                                         ==========   ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   IVY VIP SCIENCE AND                                 JANUS HENDERSON VIT
                                                       TECHNOLOGY         IVY VIP SMALL CAP GROWTH     BALANCED PORTFOLIO
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $(1,003,677) $  (836,584) $  (363,467) $  (321,671) $   121,164  $   261,833
 Net realized gain (loss)......................   7,715,924    2,148,134      127,179    1,411,080      307,902      230,384
 Net change in unrealized appreciation
   (depreciation) of investments...............  11,989,180   (1,278,336)   5,187,888     (713,586)   6,419,309      747,878
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  18,701,427       33,214    4,951,600      375,823    6,848,375    1,240,095
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   6,752,199    6,354,594    1,916,023    2,120,475   12,579,360   10,740,428
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (979,705)  (5,443,835)    (257,444)  (1,979,439)   3,496,459    4,335,231
 Redemptions for contract benefits and
   terminations................................  (5,479,448)  (2,896,790)  (1,698,095)    (958,153)  (2,727,755)  (1,724,768)
 Contract maintenance charges..................      (8,220)      (7,791)      (3,956)      (3,732)        (538)         (17)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     284,826   (1,993,822)     (43,472)    (820,849)  13,347,526   13,350,874
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          448          439
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  18,986,253   (1,960,608)   4,908,128     (445,026)  20,196,349   14,591,408
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  62,467,606   64,428,214   23,084,446   23,529,472   34,954,353   20,362,945
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $81,453,859  $62,467,606  $27,992,574  $23,084,446  $55,150,702  $34,954,353
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   JPMORGAN INSURANCE TRUST
                                                   JANUS HENDERSON VIT    JANUS HENDERSON VIT U.S.     GLOBAL ALLOCATION
                                                 FLEXIBLE BOND PORTFOLIO  LOW VOLATILITY PORTFOLIO         PORTFOLIO
                                                ------------------------  -----------------------  ------------------------
                                                    2017         2016         2017        2016         2017         2016
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   369,005  $   261,349  $    23,523  $   29,425  $    22,638  $   229,431
 Net realized gain (loss)......................     (32,562)     (70,381)     136,787     194,848      813,696      (40,066)
 Net change in unrealized appreciation
   (depreciation) of investments...............     178,798     (293,876)   1,111,077     172,726    1,391,163      327,780
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     515,241     (102,908)   1,271,387     396,999    2,227,497      517,145
                                                -----------  -----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,450,958    8,348,443    1,347,024   2,802,372    2,758,739    3,598,234
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,582,825    4,475,813      551,422   1,984,097    2,133,619    2,089,093
 Redemptions for contract benefits and
   terminations................................  (1,406,734)    (797,593)    (365,438)   (272,661)    (710,907)    (747,935)
 Contract maintenance charges..................        (336)          (5)         (37)         --         (465)          --
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,626,713   12,026,658    1,532,971   4,513,808    4,180,986    4,939,392
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         360          400           --         178           72          198
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   6,142,314   11,924,150    2,804,358   4,910,985    6,408,555    5,456,735
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  22,530,745   10,606,595    8,175,915   3,264,930   12,782,702    7,325,967
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $28,673,059  $22,530,745  $10,980,273  $8,175,915  $19,191,257  $12,782,702
                                                ===========  ===========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             LAZARD RETIREMENT
                                                JPMORGAN INSURANCE TRUST  EMERGING MARKETS EQUITY   LORD ABBETT SERIES FUND -
                                                INCOME BUILDER PORTFOLIO         PORTFOLIO           BOND DEBENTURE PORTFOLIO
                                                -----------------------  -------------------------  -------------------------
                                                    2017        2016         2017          2016         2017          2016
                                                -----------  ----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   361,132  $  204,798  $    384,230  $  (241,282) $  3,427,568  $ 2,965,092
 Net realized gain (loss)......................     232,574     (11,802)      481,509   (2,472,402)    1,172,400   (1,022,207)
 Net change in unrealized appreciation
   (depreciation) of investments...............     653,479     131,476    19,842,318   15,024,229     3,201,159    6,211,962
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   1,247,185     324,472    20,708,057   12,310,545     7,801,127    8,154,847
                                                -----------  ----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,660,678   4,177,944     7,217,602    5,952,372    17,316,105   14,911,947
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     885,919   1,025,141     3,065,788   (1,022,824)    8,015,889    3,807,470
 Redemptions for contract benefits and
   terminations................................  (1,137,576)   (664,639)   (6,740,843)  (4,040,668)   (6,185,818)  (3,894,775)
 Contract maintenance charges..................         (52)         --       (12,389)     (11,946)       (7,273)      (6,370)
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   4,408,969   4,538,446     3,530,158      876,934    19,138,903   14,818,272
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          63          --            --           --         1,078          244
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   5,656,217   4,862,918    24,238,215   13,187,479    26,941,108   22,973,363
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......   9,800,659   4,937,741    77,798,404   64,610,925    93,139,970   70,166,607
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $15,456,876  $9,800,659  $102,036,619  $77,798,404  $120,081,078  $93,139,970
                                                ===========  ==========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          LORD ABBETT SERIES FUND -
                                                LORD ABBETT SERIES FUND -  GROWTH OPPORTUNITIES     MFS(R) INTERNATIONAL VALUE
                                                CLASSIC STOCK PORTFOLIO          PORTFOLIO                   PORTFOLIO
                                                ------------------------  ------------------------  --------------------------
                                                   2017         2016         2017         2016          2017          2016
                                                ----------   ----------   ----------   ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (25,265)  $  (17,017)  $  (67,875)  $  (66,050)  $    (70,705) $   (367,298)
 Net realized gain (loss)......................    345,432       66,030      120,648     (223,679)     4,666,942     6,083,820
 Net change in unrealized appreciation
   (depreciation) of investments...............    311,206      391,198      842,896      274,945     40,654,272    (2,205,784)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    631,373      440,211      895,669      (14,784)    45,250,509     3,510,738
                                                ----------   ----------   ----------   ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     57,525       83,182       38,849       79,919     23,159,564    22,622,179
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (190,747)    (387,184)     (63,026)    (196,535)     7,905,113     7,011,465
 Redemptions for contract benefits and
   terminations................................   (209,963)    (171,563)    (318,569)    (292,649)   (11,947,518)   (6,407,483)
 Contract maintenance charges..................       (580)        (655)        (575)        (666)       (22,209)      (19,950)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (343,765)    (476,220)    (343,321)    (409,931)    19,094,950    23,206,211
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --           --           --             --             5
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    287,608      (36,009)     552,348     (424,715)    64,345,459    26,716,954
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  4,366,459    4,402,468    4,377,301    4,802,016    172,253,286   145,536,332
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $4,654,067   $4,366,459   $4,929,649   $4,377,301   $236,598,745  $172,253,286
                                                ==========   ==========   ==========   ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                            MFS(R) MASSACHUSETTS
                                                 MFS(R) INVESTORS TRUST    INVESTORS GROWTH STOCK
                                                         SERIES                   PORTFOLIO         MFS(R) RESEARCH SERIES
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (96,637) $   (81,400) $  (124,882) $  (106,239) $   (1,204) $   (9,039)
 Net realized gain (loss)......................     737,122    1,222,290      557,159    1,119,802     146,844     130,600
 Net change in unrealized appreciation
   (depreciation) of investments...............   1,650,765     (472,727)   2,473,295     (607,415)    257,702     (23,088)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................   2,291,250      668,163    2,905,572      406,148     403,342      98,473
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,361,135      626,672    1,187,235      766,448     410,950     438,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     610,251     (129,903)     419,816      639,685    (174,060)     38,240
 Redemptions for contract benefits and
   terminations................................  (1,126,307)    (695,308)    (775,240)    (520,799)    (22,328)    (20,238)
 Contract maintenance charges..................      (1,218)      (1,246)      (1,547)      (1,402)        (15)         (2)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     843,861     (199,785)     830,264      883,932     214,547     456,898
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          --          58
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........   3,135,111      468,378    3,735,836    1,290,080     617,889     555,429
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  10,278,485    9,810,107   10,888,864    9,598,784   1,712,000   1,156,571
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $13,413,596  $10,278,485  $14,624,700  $10,888,864  $2,329,889  $1,712,000
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    MFS(R) TECHNOLOGY
                                                        PORTFOLIO          MFS(R) UTILITIES SERIES     MFS(R) VALUE SERIES
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (413,929) $  (291,174) $ 1,440,870  $ 1,063,761  $   118,660  $    86,859
 Net realized gain (loss)......................   2,511,136    1,743,950     (698,550)    (569,595)     806,297      815,625
 Net change in unrealized appreciation
   (depreciation) of investments...............   6,433,669      (89,099)   5,295,473    3,568,232    1,820,644      282,281
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   8,530,876    1,363,677    6,037,793    4,062,398    2,745,601    1,184,765
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     454,401      336,507    4,676,795    4,892,162    5,968,264    4,708,293
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   5,065,761    1,509,846     (984,519)  (2,349,981)   2,351,351    2,564,364
 Redemptions for contract benefits and
   terminations................................  (2,135,835)    (912,667)  (3,091,771)  (1,953,253)  (1,021,060)    (353,341)
 Contract maintenance charges..................      (3,497)      (3,396)      (5,591)      (5,903)        (319)          (8)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   3,380,830      930,290      594,914      583,025    7,298,236    6,919,308
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          236          237
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  11,911,706    2,293,967    6,632,707    4,645,423   10,044,073    8,104,310
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  21,844,805   19,550,838   46,478,965   41,833,542   13,803,907    5,699,597
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,756,511  $21,844,805  $53,111,672  $46,478,965  $23,847,980  $13,803,907
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 MULTIMANAGER AGGRESSIVE                                MULTIMANAGER MID CAP
                                                         EQUITY*            MULTIMANAGER CORE BOND*            GROWTH*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (192,731) $  (118,927) $    665,709  $    598,445  $  (264,597) $  (218,070)
 Net realized gain (loss)......................     932,419      765,424      (274,502)   (1,361,834)   1,519,229   (1,104,507)
 Net change in unrealized appreciation
   (depreciation) of investments...............   2,975,088     (413,767)    1,192,066     1,848,468    2,803,490    2,095,870
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   3,714,776      232,730     1,583,273     1,085,079    4,058,122      773,293
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     736,468    1,458,764     6,129,249     6,797,717    1,340,777    1,229,772
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (585,257)    (618,964)   11,778,477    (3,622,447)     110,863     (824,440)
 Redemptions for contract benefits and
   terminations................................  (1,019,939)    (620,789)   (5,447,689)   (6,213,388)  (1,183,114)    (960,117)
 Contract maintenance charges..................    (226,941)    (213,657)   (2,183,026)   (2,165,998)    (245,373)    (226,835)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (1,095,669)       5,354    10,277,011    (5,204,116)      23,153     (781,620)
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   2,619,107      238,084    11,860,284    (4,119,037)   4,081,275       (8,327)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  13,531,207   13,293,123   102,096,858   106,215,895   16,481,577   16,489,904
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $16,150,314  $13,531,207  $113,957,142  $102,096,858  $20,562,852  $16,481,577
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       NEUBERGER BERMAN
                                                  MULTIMANAGER MID CAP                               INTERNATIONAL EQUITY
                                                         VALUE*           MULTIMANAGER TECHNOLOGY*         PORTFOLIO
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (110,234) $     7,794  $  (447,808) $  (272,694) $  (23,659) $  (18,399)
 Net realized gain (loss)......................   1,069,325      518,176    4,529,140    1,747,490      66,139       3,351
 Net change in unrealized appreciation
   (depreciation) of investments...............    (114,374)   1,553,764    5,867,855      174,046     738,642     (64,591)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     844,717    2,079,734    9,949,187    1,648,842     781,122     (79,639)
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     850,371      765,093    5,817,582    5,343,904     630,083     350,384
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (7,394,942)   6,879,166    2,072,635    3,472,145     (41,452)    486,367
 Redemptions for contract benefits and
   terminations................................    (709,000)    (659,763)  (1,508,889)    (884,969)   (178,345)   (116,537)
 Contract maintenance charges..................    (151,412)    (143,645)    (258,942)    (206,204)       (321)       (278)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (7,404,983)   6,840,851    6,122,386    7,724,876     409,965     719,936
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (28)         175          223          297          --          --
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  (6,560,294)   8,920,760   16,071,796    9,374,015   1,191,087     640,297
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  18,341,150    9,420,390   24,375,612   15,001,597   3,062,293   2,421,996
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,780,856  $18,341,150  $40,447,408  $24,375,612  $4,253,380  $3,062,293
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 NEUBERGER BERMAN U.S.            PIMCO
                                                 EQUITY INDEX PUTWRITE   COMMODITYREALRETURN(R)    PIMCO EMERGING MARKETS
                                                  STRATEGY PORTFOLIO       STRATEGY PORTFOLIO          BOND PORTFOLIO
                                                ----------------------  ------------------------  ------------------------
                                                   2017        2016         2017         2016         2017         2016
                                                ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (26,901) $  (23,725) $ 1,590,723  $   (67,482) $   719,090  $   701,075
 Net realized gain (loss)......................    (14,917)    (40,515)  (2,648,316)  (3,468,907)    (307,958)    (683,117)
 Net change in unrealized appreciation
   (depreciation) of investments...............    148,583      34,080    1,125,122    5,505,289    1,163,037    1,953,535
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    106,765     (30,160)      67,529    1,968,900    1,574,169    1,971,493
                                                ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    444,517     570,004    1,223,869    1,446,758    1,326,568    1,103,260
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (49,303)   (113,080)    (753,111)    (265,802)     191,980     (455,557)
 Redemptions for contract benefits and
   terminations................................    (88,985)    (85,840)  (1,273,119)  (1,108,509)  (1,769,829)  (1,144,407)
 Contract maintenance charges..................       (166)       (166)      (1,963)      (2,452)      (2,209)      (2,644)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    306,063     370,918     (804,324)      69,995     (253,490)    (499,348)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          14           --           --          (36)          44
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........    412,828     340,772     (736,795)   2,038,895    1,320,643    1,472,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,877,972   1,537,200   17,631,313   15,592,418   19,133,174   17,660,985
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,290,800  $1,877,972  $16,894,518  $17,631,313  $20,453,817  $19,133,174
                                                ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        PIMCO GLOBAL MULTI-ASSET
                                                   PIMCO GLOBAL BOND      MANAGED ALLOCATION         PIMCO REAL RETURN
                                                 PORTFOLIO (UNHEDGED)          PORTFOLIO                 PORTFOLIO
                                                ----------------------  ----------------------   ------------------------
                                                   2017        2016        2017         2016         2017         2016
                                                ----------  ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   25,247  $    2,441  $   13,541   $   15,609  $   483,744  $   428,185
 Net realized gain (loss)......................      1,899     (18,472)     26,382      (28,911)  (1,182,808)  (1,460,007)
 Net change in unrealized appreciation
   (depreciation) of investments...............    116,260      15,365     120,803       43,051    1,886,490    3,177,703
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    143,406        (666)    160,726       29,749    1,187,426    2,145,881
                                                ----------  ----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........  1,266,532     550,360     224,207      205,870    2,380,283    2,875,991
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    397,802     223,779      17,402      303,083   (1,905,612)  (3,418,756)
 Redemptions for contract benefits and
   terminations................................   (117,625)    (95,799)   (171,372)     (58,359)  (4,579,953)  (3,828,040)
 Contract maintenance charges..................        (18)        (27)         --           --       (8,388)     (10,109)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  1,546,691     678,313      70,237      450,594   (4,113,670)  (4,380,914)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....      1,322          --          --           --       43,977           (6)
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  1,691,419     677,647     230,963      480,343   (2,882,267)  (2,235,039)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,615,460     937,813   1,275,120      794,777   58,515,133   60,750,172
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $3,306,879  $1,615,460  $1,506,083   $1,275,120  $55,632,866  $58,515,133
                                                ==========  ==========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    PIMCO TOTAL RETURN
                                                         PORTFOLIO            PROFUND VP BEAR    PROFUND VP BIOTECHNOLOGY
                                                --------------------------  ------------------  -------------------------
                                                    2017          2016        2017      2016        2017         2016
                                                ------------  ------------  --------  --------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    852,558  $    857,971  $ (2,343) $ (3,830) $  (671,805) $   (671,898)
 Net realized gain (loss)......................     (679,474)   (1,152,374)  (18,998)  (30,472)     656,094     1,854,398
 Net change in unrealized appreciation
   (depreciation) of investments...............    5,045,169     2,036,856   (16,008)  (11,316)   8,726,890   (10,461,247)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    5,218,253     1,742,453   (37,349)  (45,618)   8,711,179    (9,278,747)
                                                ------------  ------------  --------  --------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   15,805,276    18,643,788     2,612     2,821    2,699,667     3,834,072
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    4,037,248     4,132,981   (49,647)   21,070   (3,128,422)   (5,692,226)
 Redemptions for contract benefits and
   terminations................................  (11,958,866)   (9,214,231)   (6,622)   (8,159)  (3,198,894)   (1,893,700)
 Contract maintenance charges..................      (16,877)      (19,221)      (51)      (65)      (5,930)       (6,703)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    7,866,781    13,543,317   (53,708)   15,667   (3,633,579)   (3,758,557)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (109)          181        --        --           --            --
                                                ------------  ------------  --------  --------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........   13,084,925    15,285,951   (91,057)  (29,951)   5,077,600   (13,037,304)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  154,482,951   139,197,000   213,983   243,934   43,369,528    56,406,832
                                                ------------  ------------  --------  --------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $167,567,876  $154,482,951  $122,926  $213,983  $48,447,128  $ 43,369,528
                                                ============  ============  ========  ========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  PUTNAM VT ABSOLUTE     PUTNAM VT DIVERSIFIED   PUTNAM VT GLOBAL ASSET
                                                    RETURN 500 FUND           INCOME FUND            ALLOCATION FUND
                                                ----------------------  -----------------------  ----------------------
                                                   2017        2016         2017        2016        2017        2016
                                                ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (27,530) $   41,415  $   363,191  $  217,816  $    3,638  $   11,616
 Net realized gain (loss)......................     (6,017)    (23,402)     (55,858)   (303,889)     92,697      97,431
 Net change in unrealized appreciation
   (depreciation) of investments...............    163,436     (23,098)     190,681     491,303     316,193      15,367
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................    129,889      (5,085)     498,014     405,230     412,528     124,414
                                                ----------  ----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    432,575     398,730    1,845,247     922,815     906,200     932,474
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     86,435     295,296      756,064   1,939,773     927,725     (69,357)
 Redemptions for contract benefits and
   terminations................................   (179,159)   (170,342)    (342,556)   (457,976)    (58,756)    (65,108)
 Contract maintenance charges..................       (111)         (1)        (457)       (365)        (13)         --
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    339,740     523,683    2,258,298   2,404,247   1,775,156     798,009
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          15           --         137          75          30
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    469,629     518,613    2,756,312   2,809,614   2,187,759     922,453
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  2,145,297   1,626,684    7,624,154   4,814,540   2,120,347   1,197,894
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,614,926  $2,145,297  $10,380,466  $7,624,154  $4,308,106  $2,120,347
                                                ==========  ==========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         QS LEGG MASON DYNAMIC
                                                                          MULTI-STRATEGY VIT    SEI VP BALANCED STRATEGY
                                                PUTNAM VT RESEARCH FUND        PORTFOLIO                 FUND
                                                ----------------------  ----------------------  ----------------------
                                                  2017        2016         2017        2016        2017         2016
                                                 --------    --------   ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,847)   $     (8)   $      991  $  (15,596) $   34,651   $   72,309
 Net realized gain (loss)......................   12,431         658       (24,828)   (108,575)     26,135       81,438
 Net change in unrealized appreciation
   (depreciation) of investments...............   51,533      11,401       419,774      59,407     679,124      206,720
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations...................   62,117      12,051       395,937     (64,764)    739,910      360,467
                                                 --------    --------   ----------  ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   92,526      83,326       257,839     775,758   1,554,433    1,566,701
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  214,465      15,428       113,893    (955,025)    (91,393)     505,784
 Redemptions for contract benefits and
   terminations................................  (16,794)    (12,006)     (109,768)   (225,462)   (304,980)    (335,645)
 Contract maintenance charges..................       --          (2)         (608)       (568)       (104)          (2)
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  290,197      86,746       261,356    (405,297)  1,157,956    1,736,838
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....       11          --            --          19          --           --
                                                 --------    --------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  352,325      98,797       657,293    (470,042)  1,897,866    2,097,305
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  113,633      14,836     3,153,342   3,623,384   7,179,196    5,081,891
                                                 --------    --------   ----------  ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $465,958    $113,633    $3,810,635  $3,153,342  $9,077,062   $7,179,196
                                                 ========    ========   ==========  ==========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   SEI VP CONSERVATIVE      SEI VP MARKET GROWTH     SEI VP MARKET PLUS
                                                      STRATEGY FUND            STRATEGY FUND            STRATEGY FUND
                                                ------------------------  -----------------------  ----------------------
                                                    2017         2016         2017        2016        2017        2016
                                                -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    47,082  $    38,796  $    17,911  $   65,350  $    4,916  $   12,911
 Net realized gain (loss)......................     111,931      (31,199)     (10,543)    190,987      (2,128)     19,436
 Net change in unrealized appreciation
   (depreciation) of investments...............     261,731      226,563      855,140     197,059     285,906      93,309
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     420,744      234,160      862,508     453,396     288,694     125,656
                                                -----------  -----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,125,817    3,032,301      713,721   1,181,757     128,935     309,166
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (1,031,273)   2,515,236   (1,049,779)   (444,563)    (22,933)     94,273
 Redemptions for contract benefits and
   terminations................................    (820,486)  (2,501,489)    (346,379)   (398,283)   (102,686)   (245,730)
 Contract maintenance charges..................        (129)          --         (116)         --         (24)         --
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    (726,071)   3,046,048     (682,553)    338,911       3,292     157,709
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --          199           --          10          --         351
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    (305,327)   3,280,407      179,955     792,317     291,986     283,716
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,089,778    8,809,371    7,487,603   6,695,286   1,780,422   1,496,706
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,784,451  $12,089,778  $ 7,667,558  $7,487,603  $2,072,408  $1,780,422
                                                ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                SEI VP MODERATE STRATEGY  T. ROWE PRICE EQUITY INCOME    T. ROWE PRICE HEALTH
                                                          FUND                 PORTFOLIO-II              SCIENCES PORTFOLIO-II
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016        2017          2016           2017          2016
                                                -----------  -----------   ----------    ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    29,217  $   111,915  $   28,218    $   31,899    $ (1,820,987) $ (1,627,407)
 Net realized gain (loss)......................     283,716       23,806     772,795       341,550       9,826,709     5,210,086
 Net change in unrealized appreciation
   (depreciation) of investments...............     405,366      414,479      52,332       184,138      21,135,332   (18,780,280)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................     718,299      550,200     853,345       557,587      29,141,054   (15,197,601)
                                                -----------  -----------   ----------    ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     603,513    5,058,838   2,229,221     1,346,381      12,332,305    14,615,778
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (4,275,157)    (160,621)    351,348       504,654      (1,258,359)   (7,067,543)
 Redemptions for contract benefits and
   terminations................................    (741,139)  (1,582,422)   (272,592)     (251,476)     (7,942,568)   (5,359,180)
 Contract maintenance charges..................        (191)          --         (71)          (44)        (15,363)      (14,866)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (4,412,974)   3,315,795   2,307,906     1,599,515       3,116,015     2,174,189
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          36           116             620            --
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........  (3,694,675)   3,865,995   3,161,287     2,157,218      32,257,689   (13,023,412)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,143,527    8,277,532   4,568,116     2,410,898     114,513,808   127,537,220
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $ 8,448,852  $12,143,527  $7,729,403    $4,568,116    $146,771,497  $114,513,808
                                                ===========  ===========   ==========    ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  TEMPLETON DEVELOPING                                TEMPLETON GLOBAL BOND VIP
                                                    MARKETS VIP FUND      TEMPLETON FOREIGN VIP FUND            FUND
                                                ------------------------  -------------------------  --------------------------
                                                    2017         2016        2017          2016          2017          2016
                                                -----------  -----------  ----------   -----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (90,351) $   (81,053) $   99,381   $    40,045   $ (1,886,206) $ (1,896,247)
 Net realized gain (loss)......................     960,540   (1,656,179)   (191,307)     (334,651)    (1,451,029)   (4,702,560)
 Net change in unrealized appreciation
   (depreciation) of investments...............   3,852,321    2,568,385   1,278,776       678,766      4,063,117     8,433,752
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................   4,722,510      831,153   1,186,850       384,160        725,882     1,834,945
                                                -----------  -----------  ----------   -----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,209,877      621,764     194,714       140,563     11,730,082    13,362,335
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (5,998,444)   6,546,726    (607,944)   (1,167,509)    (3,965,190)  (11,655,568)
 Redemptions for contract benefits and
   terminations................................    (925,512)    (386,760)   (516,369)     (492,292)    (9,099,927)   (8,729,493)
 Contract maintenance charges..................      (1,775)      (1,881)     (1,014)       (1,176)       (15,892)      (17,840)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (5,715,854)   6,779,849    (930,613)   (1,520,414)    (1,350,927)   (7,040,566)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          --       (10,368)            --            --
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    (993,344)   7,611,002     256,237    (1,146,622)      (625,045)   (5,205,621)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  15,169,531    7,558,529   8,378,166     9,524,788    135,073,307   140,278,928
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $14,176,187  $15,169,531  $8,634,403   $ 8,378,166   $134,448,262  $135,073,307
                                                ===========  ===========  ==========   ===========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                    VANECK VIP UNCONSTRAINED
                                                                           VANECK VIP GLOBAL HARD   EMERGING MARKETS BOND
                                                TEMPLETON GROWTH VIP FUND        ASSETS FUND               FUND
                                                ------------------------  ------------------------  -----------------------
                                                   2017         2016          2017         2016       2017         2016
                                                ----------   ----------   -----------  -----------   --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    4,886   $   11,974   $  (362,667) $  (260,359) $  7,681     $ (8,159)
 Net realized gain (loss)......................     63,258       86,074    (2,028,807)  (4,483,545)   (6,140)     (14,857)
 Net change in unrealized appreciation
   (depreciation) of investments...............    229,919       37,410     1,188,712   13,223,015    77,633       53,813
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from operations...................    298,063      135,458    (1,202,762)   8,479,111    79,174       30,797
                                                ----------   ----------   -----------  -----------   --------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     16,742       40,739     1,864,099    2,311,378   128,608      183,861
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (46,071)     (92,366)   (2,799,810)   1,515,063    56,698       23,452
 Redemptions for contract benefits and
   terminations................................   (175,947)    (129,982)   (1,893,136)  (1,686,230)  (80,347)     (58,451)
 Contract maintenance charges..................       (226)        (278)       (3,849)      (4,563)        6           --
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (205,502)    (181,887)   (2,832,696)   2,135,648   104,965      148,862
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --            --           --        --            5
                                                ----------   ----------   -----------  -----------   --------     --------

NET INCREASE (DECREASE) IN NET ASSETS..........     92,561      (46,429)   (4,035,458)  10,614,759   184,139      179,664
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,868,602    1,915,031    30,085,897   19,471,138   755,898      576,234
                                                ----------   ----------   -----------  -----------   --------     --------

NET ASSETS -- END OF YEAR OR PERIOD............ $1,961,163   $1,868,602   $26,050,439  $30,085,897  $940,037     $755,898
                                                ==========   ==========   ===========  ===========   ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                         2017                        2016
                                                              --------------------------  --------------------------
                                                                                  NET                         NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                              --------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...............        B            57      (17)      40        42     (207)    (165)

1290 VT DOUBLELINE DYNAMIC ALLOCATION........        B           210     (158)      52       332     (142)     190

1290 VT DOUBLELINE OPPORTUNISTIC BOND........        B         1,436     (126)   1,310       570      (25)     545

1290 VT ENERGY...............................        B           161      (95)      66       287     (103)     184

1290 VT EQUITY INCOME........................        A           105     (150)     (45)      132     (168)     (36)
1290 VT EQUITY INCOME........................        B           156     (194)     (38)      272     (333)     (61)

1290 VT GAMCO MERGERS & ACQUISITIONS.........        A            98     (125)     (27)      135     (131)       4
1290 VT GAMCO MERGERS & ACQUISITIONS.........        B           145      (39)     106       130      (45)      85

1290 VT GAMCO SMALL COMPANY VALUE............        A           831     (672)     159       958     (673)     285
1290 VT GAMCO SMALL COMPANY VALUE............        B           924     (147)     777     1,019     (171)     848

1290 VT HIGH YIELD BOND......................        B           351     (176)     175       516     (290)     226

1290 VT LOW VOLATILITY GLOBAL EQUITY.........        B            54      (17)      37        77      (29)      48

1290 VT NATURAL RESOURCES....................        B           283     (287)      (4)      576     (216)     360

1290 VT REAL ESTATE..........................        B           245     (240)       5       456     (194)     262

1290 VT SMARTBETA EQUITY.....................        B            28       (9)      19        28       (6)      22

1290 VT SOCIALLY RESPONSIBLE.................        B            43      (24)      19       109      (51)      58

7TWELVE/TM/ BALANCED PORTFOLIO...............     CLASS 4        360   (1,177)    (817)      472   (1,310)    (838)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO....     CLASS B         12      (46)     (34)       25      (38)     (13)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO......     CLASS B         57      (18)      39        48      (11)      37

AB VPS GROWTH AND INCOME PORTFOLIO...........     CLASS B        104      (45)      59       175      (17)     158

AB VPS INTERNATIONAL GROWTH PORTFOLIO........     CLASS B        135     (145)     (10)       46     (122)     (76)

AB VPS REAL ESTATE INVESTMENT PORTFOLIO......     CLASS B        156      (64)      92       290      (56)     234

AB VPS SMALL/MID CAP VALUE PORTFOLIO.........     CLASS B        101      (34)      67       167      (39)     128

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

ALL ASSET GROWTH-ALT 20...........................        A           812     (160)      652      275     (103)      172
ALL ASSET GROWTH-ALT 20...........................        B         1,315     (162)    1,153       --       --        --

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..    CLASS III       138      (28)      110      131      (21)      110

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....    CLASS II        280      (91)      189      198      (97)      101

AMERICAN CENTURY VP LARGE COMPANY VALUE...........    CLASS II         12      (20)       (8)       9      (35)      (26)

AMERICAN CENTURY VP MID CAP VALUE FUND............    CLASS II      1,601     (565)    1,036    2,005     (417)    1,588

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................     CLASS 4      1,765     (163)    1,602    1,325     (311)    1,014

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..     CLASS 4        673     (654)       19    1,834     (492)    1,342

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................     CLASS 4        258      (55)      203      197      (55)      142

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................     CLASS 4        232     (121)      111      216     (210)        6

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................     CLASS 4        417      (55)      362      235     (101)      134

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/.......................     CLASS 4        177      (32)      145      130      (88)       42

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2       152      (74)       78       99     (119)      (20)

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4      1,150     (553)      597      935     (393)      542

AXA 400 MANAGED VOLATILITY........................        B           269     (635)     (366)     661     (943)     (282)

AXA 500 MANAGED VOLATILITY........................        B           455   (1,704)   (1,249)   1,023   (1,563)     (540)

AXA 2000 MANAGED VOLATILITY.......................        B           287     (678)     (391)     499   (1,010)     (511)

AXA AGGRESSIVE ALLOCATION.........................        A            39     (112)      (73)      70     (108)      (38)
AXA AGGRESSIVE ALLOCATION.........................        B           374      (90)      284      223      (68)      155

AXA AGGRESSIVE STRATEGY...........................        B        37,571   (7,216)   30,355   62,945  (41,331)   21,614

AXA BALANCED STRATEGY.............................        B        15,796  (14,972)      824   35,856  (24,470)   11,386

AXA CONSERVATIVE GROWTH STRATEGY..................        B         9,607  (10,180)     (573)  21,430  (12,671)    8,759

AXA CONSERVATIVE STRATEGY.........................        B         9,209  (18,252)   (9,043)  22,769  (15,085)    7,684

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A            23      (77)      (54)      28      (91)      (63)
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B            48      (55)       (7)      88      (68)       20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         2017                         2016
                                                              --------------------------  ---------------------------
                                                                                  NET                          NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS     INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)    (000'S)
                                              --------------- ------- -------- ---------- ------- --------  ----------

AXA GROWTH STRATEGY..........................        B        29,158  (11,019)   18,139    59,112  (38,826)   20,286

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        A            70      (72)       (2)       65      (76)      (11)
AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B            55     (109)      (54)      114     (152)      (38)

AXA INTERNATIONAL MANAGED VOLATILITY.........        B           299   (1,983)   (1,684)    1,081   (1,446)     (365)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        A            23      (52)      (29)       11      (64)      (53)

AXA LARGE CAP CORE MANAGED VOLATILITY........        B            90     (112)      (22)      170     (154)       16

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        A            40      (59)      (19)       25      (65)      (40)
AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B            64     (129)      (65)      164     (203)      (39)

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A            97      (83)       14       122     (609)     (487)
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B            61     (138)      (77)      228     (234)       (6)

AXA MID CAP VALUE MANAGED VOLATILITY.........        A            50      (37)       13        59      (42)       17
AXA MID CAP VALUE MANAGED VOLATILITY.........        B            59      (85)      (26)      206     (120)       86

AXA MODERATE ALLOCATION......................        A           666     (865)     (199)      891     (873)       18
AXA MODERATE ALLOCATION......................        B         1,350     (537)      813     2,085     (662)    1,423

AXA MODERATE GROWTH STRATEGY.................        B        25,909  (27,656)   (1,747)   59,339  (46,165)   13,174

AXA MODERATE-PLUS ALLOCATION.................        A            86     (325)     (239)       48     (358)     (310)
AXA MODERATE-PLUS ALLOCATION.................        B           751     (309)      442       763     (257)      506

AXA ULTRA CONSERVATIVE STRATEGY..............        B        12,478  (23,334)  (10,856)  190,414 (171,098)   19,316

AXA/AB DYNAMIC GROWTH........................        B        14,718     (961)   13,757    19,894     (519)   19,375

AXA/AB DYNAMIC MODERATE GROWTH...............        B        15,338  (16,648)   (1,310)   41,438  (39,258)    2,180

AXA/AB SHORT DURATION GOVERNMENT BOND........        B            97      (56)       41       275     (222)       53

AXA/AB SMALL CAP GROWTH......................        A           284     (175)      109       460     (177)      283
AXA/AB SMALL CAP GROWTH......................        B           250     (124)      126       272     (258)       14

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B           157     (768)     (611)      255   (1,183)     (928)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        A           785      (53)      732        84      (58)       26
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        B            40      (72)      (32)      118     (142)      (24)

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................        A            11      (30)      (19)       28      (31)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B           101     (115)      (14)     198     (263)      (65)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A            45     (115)      (70)      32     (117)      (85)
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B            27      (52)      (25)      59      (96)      (37)

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............        B        12,655     (292)   12,363   17,741     (176)   17,565

AXA/INVESCO STRATEGIC ALLOCATION..................        B         5,863     (399)    5,464   10,004     (296)    9,708

AXA/JANUS ENTERPRISE..............................        A           240     (305)      (65)     157     (367)     (210)
AXA/JANUS ENTERPRISE..............................        B           249     (189)       60      307     (229)       78

AXA/LEGG MASON STRATEGIC ALLOCATION...............        B         5,798     (126)    5,672    4,948      (76)    4,872

AXA/LOOMIS SAYLES GROWTH..........................        A           612     (207)      405      747     (137)      610
AXA/LOOMIS SAYLES GROWTH..........................        B           581     (137)      444      658     (153)      505

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        A             9      (13)       (4)       6      (12)       (6)
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        B            20      (53)      (33)      77      (70)        7

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        A             5      (25)      (20)      13      (39)      (26)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        B           108     (213)     (105)     273     (303)      (30)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............    CLASS III     1,368   (1,085)      283    1,672   (1,097)      575

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........    CLASS III       141     (218)      (77)     132     (120)       12

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........    CLASS III       194     (172)       22      230     (221)        9

CHARTER/SM/ AGGRESSIVE GROWTH.....................        B           126      (94)       32      313     (237)       76

CHARTER/SM/ CONSERVATIVE..........................        B           672     (652)       20    1,383     (299)    1,084

CHARTER/SM/ GROWTH................................        B           167     (217)      (50)     221     (236)      (15)

CHARTER/SM/ MODERATE..............................        B         1,060     (362)      698      568     (278)      290

CHARTER/SM/ MODERATE GROWTH.......................        B           421     (422)       (1)     735     (318)      417

CHARTER/SM/ MULTI-SECTOR BOND.....................        B            17      (28)      (11)      31      (73)      (42)

CHARTER/SM/ SMALL CAP GROWTH......................        B           219     (195)       24      346     (380)      (34)

CHARTER/SM/ SMALL CAP VALUE.......................        B           172     (507)     (335)     691     (968)     (277)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..    CLASS II        632     (454)      178    1,197     (752)      445

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                2017                        2016
                                                                     --------------------------  --------------------------
                                                                                         NET                         NET
                                                                      UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                     ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                       SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                     --------------- ------- -------- ---------- ------- -------- ----------

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.........    CLASS II        306      (62)     244       369      (44)     325

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO....    CLASS II        552     (175)     377       932     (214)     718

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..............    CLASS II         79      (37)      42       150      (30)     120

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...........  SERVICE CLASS     517     (178)     339       505     (178)     327

DELAWARE VIP(R) EMERGING MARKETS SERIES.............  SERVICE CLASS     223      (78)     145        55      (38)      17

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES.............................................  SERVICE CLASS     288     (175)     113       550     (283)     267

EATON VANCE VT FLOATING-RATE INCOME FUND............  INITIAL CLASS     911     (213)     698     1,001     (292)     709

EQ/BLACKROCK BASIC VALUE EQUITY.....................        A           440     (624)    (184)      658     (751)     (93)
EQ/BLACKROCK BASIC VALUE EQUITY.....................        B           441     (186)     255       452     (187)     265

EQ/CAPITAL GUARDIAN RESEARCH........................        A            70      (96)     (26)       45      (80)     (35)
EQ/CAPITAL GUARDIAN RESEARCH........................        B            50      (61)     (11)       76      (82)      (6)

EQ/COMMON STOCK INDEX...............................        A           421     (122)     299       277     (200)      77
EQ/COMMON STOCK INDEX...............................        B           348     (139)     209       545     (434)     111

EQ/CORE BOND INDEX..................................        B         3,944   (3,800)     144     8,462   (7,730)     732

EQ/EMERGING MARKETS EQUITY PLUS.....................        B           456     (265)     191       406     (219)     187

EQ/EQUITY 500 INDEX.................................        A         2,100     (818)   1,282     2,848   (1,834)   1,014
EQ/EQUITY 500 INDEX.................................        B         2,278     (390)   1,888     2,368     (916)   1,452

EQ/GLOBAL BOND PLUS.................................        A            55     (115)     (60)       87     (106)     (19)
EQ/GLOBAL BOND PLUS.................................        B            45      (50)      (5)       83     (118)     (35)

EQ/INTERMEDIATE GOVERNMENT BOND.....................        B         1,584   (1,758)    (174)    2,712   (2,477)     235

EQ/INTERNATIONAL EQUITY INDEX.......................        A           609     (362)     247       447     (256)     191
EQ/INTERNATIONAL EQUITY INDEX.......................        B           648     (176)     472       610     (138)     472

EQ/INVESCO COMSTOCK.................................        A           152     (169)     (17)      206     (309)    (103)
EQ/INVESCO COMSTOCK.................................        B            64      (92)     (28)      102     (217)    (115)

EQ/JPMORGAN VALUE OPPORTUNITIES.....................        A           151     (133)      18       131      (70)      61
EQ/JPMORGAN VALUE OPPORTUNITIES.....................        B           110      (59)      51       165      (86)      79

EQ/LARGE CAP GROWTH INDEX...........................        A           447     (174)     273       440     (197)     243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
EQ/LARGE CAP GROWTH INDEX.........................        B           515     (111)      404      475      (89)     386

EQ/LARGE CAP VALUE INDEX..........................        A           358     (140)      218      335     (669)    (334)
EQ/LARGE CAP VALUE INDEX..........................        B           388     (116)      272      305      (90)     215

EQ/MFS INTERNATIONAL GROWTH.......................        A           431     (209)      222      280     (239)      41
EQ/MFS INTERNATIONAL GROWTH.......................        B           391     (208)      183      445     (242)     203

EQ/MID CAP INDEX..................................        A           489     (595)     (106)     965     (223)     742
EQ/MID CAP INDEX..................................        B           565     (168)      397      614     (366)     248

EQ/MONEY MARKET...................................        A         4,821   (7,476)   (2,655)   9,604   (8,389)   1,215
EQ/MONEY MARKET...................................        B         7,210   (7,560)     (350)  12,229  (11,506)     723

EQ/OPPENHEIMER GLOBAL.............................        A           926     (296)      630      311     (478)    (167)
EQ/OPPENHEIMER GLOBAL.............................        B           311     (253)       58      459     (264)     195

EQ/PIMCO GLOBAL REAL RETURN.......................        B           983     (309)      674      894     (439)     455

EQ/PIMCO ULTRA SHORT BOND.........................        A           556     (757)     (201)     995     (788)     207
EQ/PIMCO ULTRA SHORT BOND.........................        B           427     (232)      195      676     (518)     158

EQ/QUALITY BOND PLUS..............................        B           425     (246)      179      591     (589)       2

EQ/SMALL COMPANY INDEX............................        A           408     (601)     (193)     913     (245)     668
EQ/SMALL COMPANY INDEX............................        B           391     (114)      277      561     (135)     426

EQ/T. ROWE PRICE GROWTH STOCK.....................        A         1,226     (453)      773      887     (558)     329
EQ/T. ROWE PRICE GROWTH STOCK.....................        B         1,010     (426)      584    1,333     (659)     674

EQ/UBS GROWTH & INCOME............................        B           102     (165)      (63)     415     (326)      89

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS     577     (260)      317      789     (386)     403

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS     194      (46)      148      149      (89)      60

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2     10       (8)        2       18      (28)     (10)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........... SERVICE CLASS 2  1,403     (776)      627    1,246   (1,442)    (196)

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2     25       (3)       22        1      (14)     (13)

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2      9       (7)        2        7      (20)     (13)

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2      5       (8)       (3)      20       (6)      14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2      6     (10)       (4)        9       (8)       1

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2    731    (363)      368       729     (474)     255

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2  2,274    (682)    1,592     2,392     (815)   1,577

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES     172     (78)       94       124      (85)      39

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO............................. CLASS I SHARES   1,048    (474)      574     1,516     (252)   1,264

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2        221    (188)       33       272     (308)     (36)

FRANKLIN INCOME VIP FUND..........................     CLASS 2      1,052    (715)      337     1,409   (1,198)     211

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2        135    (116)       19       102     (142)     (40)

FRANKLIN RISING DIVIDENDS VIP FUND................     CLASS 2        918    (540)      378     1,534     (558)     976

FRANKLIN STRATEGIC INCOME VIP FUND................     CLASS 2        527    (536)       (9)      706     (750)     (44)

GOLDMAN SACHS VIT MID CAP VALUE FUND.............. SERVICE SHARES      91    (263)     (172)      141     (248)    (107)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES      81     (50)       31       147      (61)      86

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES       4     (26)      (22)       11      (12)      (1)

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC           334    (128)      206       426     (189)     237

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC           410    (311)       99       941     (432)     509

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II         3      (6)       (3)        3      (23)     (20)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II       276    (196)       80       512     (152)     360

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II       647    (422)      225     1,645     (273)   1,372

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II       448     (47)      401       478      (74)     404

INVESCO V.I. GLOBAL HEALTH CARE FUND..............    SERIES II        99     (45)       54       118      (71)      47

INVESCO V.I. GLOBAL REAL ESTATE FUND..............    SERIES II       390    (606)     (216)      620     (639)     (19)

INVESCO V.I. HIGH YIELD FUND......................    SERIES II       725    (642)       83     1,114     (758)     356

INVESCO V.I. INTERNATIONAL GROWTH FUND............    SERIES II       472    (383)       89       580     (371)     209

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II        70     (88)      (18)      110      (80)      30

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II       206    (106)      100       280     (113)     167

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

IVY VIP ASSET STRATEGY.................................    CLASS II        200    (596)     (396)      314   (1,033)    (719)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II         45    (120)      (75)       83     (179)     (96)

IVY VIP ENERGY.........................................    CLASS II        718    (764)      (46)    1,235     (875)     360

IVY VIP HIGH INCOME....................................    CLASS II        858    (645)      213     1,006   (1,099)     (93)

IVY VIP MICRO CAP GROWTH...............................    CLASS II        105     (54)       51       103      (50)      53

IVY VIP MID CAP GROWTH.................................    CLASS II        206    (229)      (23)      256     (289)     (33)

IVY VIP NATURAL RESOURCES..............................    CLASS II        191    (271)      (80)      283     (289)      (6)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II        585    (514)       71       582     (630)     (48)

IVY VIP SMALL CAP GROWTH...............................    CLASS II        163    (166)       (3)      221     (265)     (44)

JANUS HENDERSON VIT BALANCED PORTFOLIO................. SERVICE SHARES   1,439    (286)    1,153     1,564     (268)   1,296

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO............ SERVICE SHARES     843    (292)      551     1,604     (433)   1,171

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO...... SERVICE SHARES     189     (66)      123       462      (78)     384

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO...    CLASS 2         471     (90)      381       662     (154)     508

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO......    CLASS 2         531    (122)      409       547      (97)     450

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   1,196    (855)      341     1,264   (1,140)     124

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO....   VC SHARES      2,232    (667)    1,565     2,292     (974)   1,318

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....   VC SHARES         11     (33)      (22)       15      (51)     (36)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................   VC SHARES         48     (71)      (23)       63      (94)     (31)

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    2,241    (804)    1,437     2,488     (696)   1,792

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      158     (84)       74        91      (94)      (3)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      124     (86)       38       120      (75)      45

MFS(R) RESEARCH SERIES................................. SERVICE CLASS       54     (32)       22        55      (13)      42

MFS(R) TECHNOLOGY PORTFOLIO............................ SERVICE CLASS      284    (160)      124       251     (209)      42

MFS(R) UTILITIES SERIES................................ SERVICE CLASS      426    (353)       73       715     (693)      22

MFS(R) VALUE SERIES.................................... SERVICE CLASS      753    (140)      613       713      (66)     647

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER AGGRESSIVE EQUITY.........................       B             61     (101)     (40)      152     (146)       6

MULTIMANAGER CORE BOND.................................       B          1,231     (480)     751     1,751   (2,145)    (394)

MULTIMANAGER MID CAP GROWTH............................       B            135     (137)      (2)      187     (232)     (45)

MULTIMANAGER MID CAP VALUE.............................       B             77     (422)    (345)      463     (124)     339

MULTIMANAGER TECHNOLOGY................................       B            714     (238)     476       862     (201)     661

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO........ CLASS S SHARES     102      (68)      34       108      (27)      81

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO............................................. CLASS S SHARES      65      (32)      33        96      (54)      42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........ ADVISOR CLASS      367     (499)    (132)      694     (706)     (12)

PIMCO EMERGING MARKETS BOND PORTFOLIO.................. ADVISOR CLASS      251     (247)       4       333     (357)     (24)

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................. ADVISOR CLASS      173      (20)     153        98      (31)      67

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.. ADVISOR CLASS       33      (26)       7        84      (39)      45

PIMCO REAL RETURN PORTFOLIO............................ ADVISOR CLASS      398     (760)    (362)      495     (891)    (396)

PIMCO TOTAL RETURN PORTFOLIO........................... ADVISOR CLASS    2,345   (1,577)     768     4,293   (2,964)   1,329

PROFUND VP BEAR........................................ COMMON SHARES       27      (49)     (22)      140     (139)       1

PROFUND VP BIOTECHNOLOGY............................... COMMON SHARES      143     (261)    (118)      229     (364)    (135)

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................    CLASS B          73      (39)      34        88      (35)      53

PUTNAM VT DIVERSIFIED INCOME FUND......................    CLASS B         330     (108)     222       543     (270)     273

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................    CLASS B         168       (7)     161       107      (24)      83

PUTNAM VT RESEARCH FUND................................    CLASS B          30       (5)      25        11       (1)      10

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....    CLASS II         66      (40)      26       120     (164)     (44)

SEI VP BALANCED STRATEGY FUND..........................   CLASS III        232     (127)     105       250      (69)     181

SEI VP CONSERVATIVE STRATEGY FUND......................   CLASS III        306     (377)     (71)      628     (326)     302

SEI VP MARKET GROWTH STRATEGY FUND.....................   CLASS III         72     (133)     (61)      149     (106)      43

SEI VP MARKET PLUS STRATEGY FUND.......................   CLASS III         14      (14)      --        66      (47)      19

SEI VP MODERATE STRATEGY FUND..........................   CLASS III         92     (505)    (413)      718     (368)     350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............    CLASS II        240      (41)     199       306     (150)     156

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............    CLASS II        867     (511)     356     1,241     (799)     442

TEMPLETON DEVELOPING MARKETS VIP FUND..................    CLASS 2         532   (1,097)    (565)    1,270     (538)     732

TEMPLETON FOREIGN VIP FUND.............................    CLASS 2          61     (138)     (77)       63     (211)    (148)

TEMPLETON GLOBAL BOND VIP FUND.........................    CLASS 2       1,289   (1,297)      (8)    1,382   (1,912)    (530)

TEMPLETON GROWTH VIP FUND..............................    CLASS 2           2      (16)     (14)        6      (20)     (14)

VANECK VIP GLOBAL HARD ASSETS FUND..................... CLASS S SHARES     565     (932)    (367)    1,429   (1,110)     319

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.... INITIAL CLASS       31      (22)       9        29      (13)      16

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946--Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. American Franchise Fund
  .   Invesco V.I. Balanced-Risk Allocation Fund
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Equity and Income Fund
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
  .   AB VPS Balanced Wealth Strategy Portfolio
  .   AB VPS Global Thematic Growth Portfolio
  .   AB VPS Growth and Income Portfolio
  .   AB VPS International Growth Portfolio
  .   AB VPS Real Estate Investment Portfolio
  .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
  .   ALPS I Red Rocks Listed Private Equity Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Inflation Protection Fund
  .   American Century VP Large Company Value
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) Bond Fund/SM/
  .   American Funds Insurance Series(R) Global Growth Fund/SM/
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) Growth-Income Fund/SM/
  .   American Funds Insurance Series(R) International Growth and Income
      Fund/SM/
  .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Aggressive Growth
  .   Charter/SM/ Conservative
  .   Charter/SM/ Growth
  .   Charter/SM/ Moderate
  .   Charter/SM/ Moderate Growth
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Global Opportunities V.I. Fund

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   BlackRock Large Cap Focus Growth V.I. Fund/(1)/

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
  .   Delaware VIP(R) Diversified Income Series
  .   Delaware VIP(R) Emerging Markets Series
  .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
  .   Eaton Vance VT Floating-Rate Income Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(2)/
  .   1290 VT DoubleLine Dynamic Allocation/(3)/
  .   1290 VT DoubleLine Opportunistic Bond/(4)/
  .   1290 VT Energy/(5)/
  .   1290 VT Equity Income/(6)/
  .   1290 VT GAMCO Mergers & Acquisitions/(7)/
  .   1290 VT GAMCO Small Company Value/(8)/
  .   1290 VT High Yield Bond/(9)/
  .   1290 VT Low Volatility Global Equity/(10)/
  .   1290 VT Natural Resources/(11)/
  .   1290 VT Real Estate/(12)/
  .   1290 VT SmartBeta Equity/(13)/
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   AXA/AB Dynamic Aggressive Growth/(19)/
  .   AXA/AB Dynamic Growth
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Goldman Sachs Strategic Allocation
  .   AXA/Invesco Strategic Allocation
  .   AXA/Janus Enterprise
  .   AXA/JPMorgan Strategic Allocation/(19)/
  .   AXA/Legg Mason Strategic Allocation
  .   AXA/Loomis Sayles Growth
  .   AXA/Mutual Large Cap Equity Managed Volatility
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FEDERATED INSURANCE SERIES
  .   Federated High Income Bond Fund II
  .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Freedom 2015 Portfolio
  .   Fidelity(R) VIP Freedom 2020 Portfolio
  .   Fidelity(R) VIP Freedom 2025 Portfolio
  .   Fidelity(R) VIP Freedom 2030 Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust Multi Income Allocation Portfolio
  .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Founding Funds Allocation VIP Fund
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Foreign VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSUANCE FUNDS
  .   Guggenheim VIF Global Managed Futures Strategy Fund
  .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
  .   Hartford Capital Appreciation HLS Fund
  .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Asset Strategy
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Micro Cap Growth
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Natural Resources/(14)/
  .   Ivy VIP Science and Technology
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson VIT Balanced Portfolio/(15)/
  .   Janus Henderson VIT Flexible Bond Portfolio/(16)/
  .   Janus Henderson VIT U.S. Low Volatility Portfolio/(17)/

     JPMORGAN INSURANCE TRUST
  .   JPMorgan Insurance Trust Global Allocation Portfolio
  .   JPMorgan Insurance Trust Income Builder Portfolio

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   ClearBridge Variable Aggressive Growth Portfolio
  .   ClearBridge Variable Appreciation Portfolio
  .   ClearBridge Variable Dividend Strategy Portfolio
  .   ClearBridge Variable Mid Cap Portfolio
  .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund -- Bond Debenture Portfolio
  .   Lord Abbett Series Fund -- Classic Stock Portfolio
  .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Research Series
  .   MFS(R) Technology Portfolio
  .   MFS(R) Utilities Series
  .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  .   Neuberger Berman International Equity Portfolio
  .   Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio/(18)/

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Emerging Markets Bond Portfolio
  .   PIMCO Global Bond Portfolio (Unhedged)
  .   PIMCO Global Multi-Asset Managed Allocation Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     PROFUNDS VP
  .   ProFund VP Bear
  .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
  .   Putnam VT Absolute Return 500 Fund
  .   Putnam VT Diversified Income Fund
  .   Putnam VT Global Asset Allocation Fund
  .   Putnam VT Research Fund

     SEI INSURANCE PRODUCTS TRUST
  .   SEI VP Balanced Strategy Fund
  .   SEI VP Conservative Strategy Fund
  .   SEI VP Market Growth Strategy Fund

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)

  .   SEI VP Market Plus Strategy Fund
  .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio-II
  .   T. Rowe Price Health Sciences Portfolio-II

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund


  (1)Formerly known as BlackRock Large Cap Growth V.I. Fund.
  (2)Formerly known as EQ/Convertible Securities.
  (3)Formerly known as All Asset Moderate Growth-Alt 15.
  (4)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (5)Formerly known as EQ/Energy ETF.
  (6)Formerly known as EQ/Boston Advisors Equity Income.
  (7)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (8)Formerly known as EQ/GAMCO Small Company Value.
  (9)Formerly known as EQ/High Yield Bond.
 (10)Formerly known as EQ/Low Volatility Global ETF.
 (11)Formerly known as AXA Natural Resources.

 (12)Formerly known as AXA Real Estate.
 (13)Formerly known as AXA SmartBeta Equity.
 (14)Formerly known as Ivy VIP Global Natural Resources.
 (15)Formerly known as Janus Aspen Series Balanced Portfolio.
 (16)Formerly known as Janus Aspen Series Flexible Bond Portfolio.
 (17)Formerly known as Janus Aspen Series Intech U.S. Low Volatility Portfolio.
 (18)Formerly known as Neuberger Berman Absolute Return Multi-Manager Portfolio.
 (19)The Variable Investment Options were offered to the public on November 20, 2017 but had no units at December 31, 2017 thus financial statements have not been included herein.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                                              PURCHASES      SALES
                                                                             ------------ ------------
1290 VT Convertible Securities.............................................. $  1,289,341 $    213,972
1290 VT DoubleLine Dynamic Allocation.......................................    3,292,892    2,022,518
1290 VT DoubleLine Opportunistic Bond.......................................    7,563,890    3,407,796
1290 VT Energy..............................................................    1,291,732      743,111
1290 VT Equity Income.......................................................    6,560,977    4,950,036
1290 VT GAMCO Mergers & Acquisitions........................................    3,891,852    2,387,912
1290 VT GAMCO Small Company Value...........................................   54,003,048   22,637,316
1290 VT High Yield Bond.....................................................    4,581,617    2,154,986
1290 VT Low Volatility Global Equity........................................    2,930,657    4,706,949
1290 VT Natural Resources...................................................    2,502,635    2,406,186
1290 VT Real Estate.........................................................    3,330,739    2,904,450
1290 VT SmartBeta Equity....................................................      974,399      121,145
1290 VT Socially Responsible................................................    1,170,496      455,367
7Twelve/TM/ Balanced Portfolio..............................................    4,079,919   13,829,994
AB VPS Balanced Wealth Strategy Portfolio...................................      320,207      775,422
AB VPS Global Thematic Growth Portfolio.....................................      685,395      223,236
AB VPS Growth and Income Portfolio..........................................    1,564,645      573,891
AB VPS International Growth Portfolio.......................................    1,756,273    1,916,025
AB VPS Real Estate Investment Portfolio.....................................    2,087,249      805,608
AB VPS Small/Mid Cap Value Portfolio........................................    1,356,408      442,656
All Asset Growth-Alt 20.....................................................    4,101,636    8,908,286
ALPS I Red Rocks Listed Private Equity Portfolio............................    1,661,359      337,782
American Century VP Inflation Protection Fund...............................    2,934,079      972,917
American Century VP Large Company Value.....................................      357,283      427,951
American Century VP Mid Cap Value Fund......................................   33,683,543   13,629,545
American Funds Insurance Series(R) Asset Allocation Fund/SM/................   23,325,571    2,381,152
American Funds Insurance Series(R) Bond Fund/SM/............................    8,231,230    7,203,289
American Funds Insurance Series(R) Global Growth Fund/SM/...................    3,463,114      769,131
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....    2,981,111    1,734,166
American Funds Insurance Series(R) Growth-Income Fund/SM/...................    5,671,766      827,742
American Funds Insurance Series(R) International Growth and Income Fund/SM/.    1,882,104      376,565
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...    2,049,723    1,027,491
American Funds Insurance Series(R) New World Fund(R)........................   13,183,898    6,830,334
AXA 400 Managed Volatility..................................................   11,192,584   14,545,358
AXA 500 Managed Volatility..................................................   13,648,906   37,362,162
AXA 2000 Managed Volatility.................................................    9,690,746   15,248,550
AXA Aggressive Allocation...................................................    6,166,222    3,280,921
AXA Aggressive Strategy.....................................................  643,960,281  152,288,830
AXA Balanced Strategy.......................................................  287,874,606  252,979,203
AXA Conservative Growth Strategy............................................  156,252,253  153,549,491

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                         PURCHASES      SALES
                                                        ------------ ------------
AXA Conservative Strategy.............................. $120,944,412 $219,181,702
AXA Global Equity Managed Volatility...................    1,974,055    2,946,843
AXA Growth Strategy....................................  563,607,042  235,336,236
AXA International Core Managed Volatility..............    1,880,496    2,638,373
AXA International Managed Volatility...................    6,621,587   24,453,075
AXA International Value Managed Volatility.............      330,112      639,934
AXA Large Cap Core Managed Volatility..................    2,629,758    2,368,036
AXA Large Cap Growth Managed Volatility................    4,548,455    5,046,089
AXA Large Cap Value Managed Volatility.................    3,446,636    4,591,592
AXA Mid Cap Value Managed Volatility...................    3,904,585    3,219,086
AXA Moderate Allocation................................   30,364,849   19,690,696
AXA Moderate Growth Strategy...........................  546,913,835  503,388,750
AXA Moderate-Plus Allocation...........................   12,700,189    9,168,659
AXA Ultra Conservative Strategy........................  127,601,206  237,264,025
AXA/AB Dynamic Growth..................................  164,900,811   15,800,933
AXA/AB Dynamic Moderate Growth.........................  265,916,174  247,011,955
AXA/AB Short Duration Government Bond..................      944,820      556,324
AXA/AB Small Cap Growth................................   16,659,265    8,256,326
AXA/ClearBridge Large Cap Growth.......................   12,348,006   14,120,472
AXA/Franklin Balanced Managed Volatility...............   13,379,533    1,958,615
AXA/Franklin Small Cap Value Managed Volatility........    2,923,529    2,621,639
AXA/Franklin Templeton Allocation Managed Volatility...    1,504,130    2,724,628
AXA/Goldman Sachs Strategic Allocation.................  160,289,866    8,151,581
AXA/Invesco Strategic Allocation.......................   67,580,756    6,706,333
AXA/Janus Enterprise...................................   12,503,427    9,343,878
AXA/Legg Mason Strategic Allocation....................   65,483,420    2,552,041
AXA/Loomis Sayles Growth...............................   23,983,925    7,906,757
AXA/Mutual Large Cap Equity Managed Volatility.........      760,203    1,070,671
AXA/Templeton Global Equity Managed Volatility.........    1,613,956    3,236,200
BlackRock Global Allocation V.I. Fund..................   19,538,602   15,374,485
BlackRock Global Opportunities V.I. Fund...............    1,887,508    2,491,455
BlackRock Large Cap Focus Growth V.I. Fund.............   11,718,874    4,714,893
Charter/SM/ Aggressive Growth..........................    1,502,774    1,070,998
Charter/SM/ Conservative...............................    7,642,729    7,130,011
Charter/SM/ Growth.....................................    2,219,608    2,455,623
Charter/SM/ Moderate...................................    9,686,320   10,520,796
Charter/SM/ Moderate Growth............................    4,992,054    4,821,349
Charter/SM/ Multi-Sector Bond..........................      242,915      396,130
Charter/SM/ Small Cap Growth...........................    2,404,752    1,970,041
Charter/SM/ Small Cap Value............................    2,999,946   10,228,854
ClearBridge Variable Aggressive Growth Portfolio.......   10,414,076    5,684,948
ClearBridge Variable Appreciation Portfolio............    4,058,696      830,681
ClearBridge Variable Dividend Strategy Portfolio.......    6,971,284    2,476,488
ClearBridge Variable Mid Cap Portfolio.................    1,129,020      467,331
Delaware VIP(R) Diversified Income Series..............    5,660,067    2,045,226
Delaware VIP(R) Emerging Markets Series................    2,452,512      861,820
Delaware VIP(R) Limited-Term Diversified Income Series.    3,066,132    1,877,260
Eaton Vance VT Floating-Rate Income Fund...............   10,417,899    2,563,221
EQ/BlackRock Basic Value Equity........................   15,432,944   16,359,316
EQ/Capital Guardian Research...........................    4,096,026    4,106,472
EQ/Common Stock Index..................................   14,389,890    5,225,966
EQ/Core Bond Index.....................................   47,012,389   44,968,401
EQ/Emerging Markets Equity PLUS........................    4,399,537    2,474,532
EQ/Equity 500 Index....................................   83,105,422   27,714,434

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
EQ/Global Bond PLUS.................................. $  1,054,926 $  1,866,631
EQ/Intermediate Government Bond......................   17,315,365   19,598,604
EQ/International Equity Index........................   15,384,672    6,853,795
EQ/Invesco Comstock..................................    4,702,265    5,826,319
EQ/JPMorgan Value Opportunities......................    8,240,902    4,624,196
EQ/Large Cap Growth Index............................   20,135,827    6,607,185
EQ/Large Cap Value Index.............................   14,400,370    4,914,821
EQ/MFS International Growth..........................   12,444,440    6,136,185
EQ/Mid Cap Index.....................................   26,690,130   17,342,176
EQ/Money Market......................................  114,992,394  144,960,964
EQ/Oppenheimer Global................................   20,614,881   10,029,711
EQ/PIMCO Global Real Return..........................    8,967,087    6,945,698
EQ/PIMCO Ultra Short Bond............................    9,894,804    9,884,489
EQ/Quality Bond PLUS.................................    5,264,345    3,354,056
EQ/Small Company Index...............................   19,080,538   15,810,845
EQ/T. Rowe Price Growth Stock........................   61,066,789   21,731,675
EQ/UBS Growth & Income...............................    1,026,442    1,289,766
Federated High Income Bond Fund II...................    7,550,603    3,164,746
Federated Kaufmann Fund II...........................    2,956,497      681,309
Fidelity(R) VIP Asset Manager: Growth Portfolio......      291,723      147,048
Fidelity(R) VIP Contrafund(R) Portfolio..............   34,909,435   18,156,295
Fidelity(R) VIP Freedom 2015 Portfolio...............      351,267       58,693
Fidelity(R) VIP Freedom 2020 Portfolio...............      170,531      110,283
Fidelity(R) VIP Freedom 2025 Portfolio...............      135,735      135,157
Fidelity(R) VIP Freedom 2030 Portfolio...............      133,408      162,465
Fidelity(R) VIP Mid Cap Portfolio....................   15,640,713    7,957,012
Fidelity(R) VIP Strategic Income Portfolio...........   30,967,905    9,818,419
First Trust Multi Income Allocation Portfolio........    1,933,871      886,187
First Trust/Dow Jones Dividend & Income Allocation
 Portfolio...........................................   16,553,301    7,105,757
Franklin Founding Funds Allocation VIP Fund..........    4,397,928    2,928,767
Franklin Income VIP Fund.............................   16,778,352   11,111,358
Franklin Mutual Shares VIP Fund......................    2,734,347    2,072,291
Franklin Rising Dividends VIP Fund...................   16,272,274    8,854,651
Franklin Strategic Income VIP Fund...................    8,713,882    7,876,685
Goldman Sachs VIT Mid Cap Value Fund.................    3,712,179    5,881,508
Guggenheim VIF Global Managed Futures Strategy Fund..      728,953      481,832
Guggenheim VIF Multi-Hedge Strategies Fund...........       40,511      262,251
Hartford Capital Appreciation HLS Fund...............    4,798,652    1,670,623
Hartford Growth Opportunities HLS Fund...............    5,678,520    4,526,405
Invesco V.I. American Franchise Fund.................      125,679      162,969
Invesco V.I. Balanced-Risk Allocation Fund...........    3,846,727    2,223,252
Invesco V.I. Diversified Dividend Fund...............   16,671,355    9,221,564
Invesco V.I. Equity and Income Fund..................    5,473,947      685,993
Invesco V.I. Global Health Care Fund.................    1,266,972      555,041
Invesco V.I. Global Real Estate Fund.................    8,966,260   10,371,994
Invesco V.I. High Yield Fund.........................    9,950,235    8,173,238
Invesco V.I. International Growth Fund...............    6,288,384    5,944,496
Invesco V.I. Mid Cap Core Equity Fund................    1,500,022    1,675,010
Invesco V.I. Small Cap Equity Fund...................    4,183,506    2,087,224
Ivy VIP Asset Strategy...............................    2,601,602    6,958,490
Ivy VIP Dividend Opportunities.......................    1,542,340    2,396,947
Ivy VIP Energy.......................................    7,130,287    7,923,608
Ivy VIP High Income..................................   21,597,037   12,700,228
Ivy VIP Micro Cap Growth.............................    1,101,635      610,959

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                         PURCHASES     SALES
                                                        ----------- -----------
Ivy VIP Mid Cap Growth................................. $ 6,014,957 $ 5,699,144
Ivy VIP Natural Resources..............................   1,460,406   2,163,133
Ivy VIP Science and Technology.........................  17,124,554  11,512,754
Ivy VIP Small Cap Growth...............................   3,803,001   3,593,829
Janus Henderson VIT Balanced Portfolio.................  17,528,617   3,973,492
Janus Henderson VIT Flexible Bond Portfolio............   9,302,721   3,307,001
Janus Henderson VIT U.S. Low Volatility Portfolio......   2,564,321   1,007,852
JPMorgan Insurance Trust Global Allocation Portfolio...   6,082,929   1,188,548
JPMorgan Insurance Trust Income Builder Portfolio......   6,397,285   1,499,252
Lazard Retirement Emerging Markets Equity Portfolio....  15,115,662  11,201,274
Lord Abbett Series Fund -- Bond Debenture Portfolio....  33,916,443  10,199,370
Lord Abbett Series Fund -- Classic Stock Portfolio.....     584,701     579,172
Lord Abbett Series Fund -- Growth Opportunities
 Portfolio.............................................     873,562   1,117,169
MFS(R) International Value Portfolio...................  35,844,600  16,618,581
MFS(R) Investors Trust Series..........................   3,034,819   1,800,090
MFS(R) Massachusetts Investors Growth Stock Portfolio..   3,396,609   2,027,457
MFS(R) Research Series.................................     806,043     450,914
MFS(R) Technology Portfolio............................   8,497,409   4,876,469
MFS(R) Utilities Series................................   8,373,276   6,337,492
MFS(R) Value Series....................................  10,229,029   2,044,248
Multimanager Aggressive Equity.........................   1,506,522   2,794,921
Multimanager Core Bond.................................  19,169,449   8,226,729
Multimanager Mid Cap Growth............................   4,717,696   3,408,494
Multimanager Mid Cap Value.............................   1,951,488   9,466,706
Multimanager Technology................................  14,249,081   5,455,061
Neuberger Berman International Equity Portfolio........   1,115,686     729,390
Neuberger Berman U.S. Equity Index PutWrite Strategy
 Portfolio.............................................     602,246     323,096
PIMCO CommodityRealReturn(R) Strategy Portfolio........   4,294,428   3,508,028
PIMCO Emerging Markets Bond Portfolio..................   4,077,538   3,611,974
PIMCO Global Bond Portfolio (Unhedged).................   1,798,681     226,743
PIMCO Global Multi-Asset Managed Allocation Portfolio..     381,520     297,742
PIMCO Real Return Portfolio............................   5,902,333   9,488,321
PIMCO Total Return Portfolio...........................  29,249,737  20,530,507
ProFund VP Bear........................................      75,670     131,722
ProFund VP Biotechnology...............................   4,373,479   8,678,863
Putnam VT Absolute Return 500 Fund.....................     737,785     425,587
Putnam VT Diversified Income Fund......................   3,803,476   1,182,009
Putnam VT Global Asset Allocation Fund.................   1,981,152     112,519
Putnam VT Research Fund................................     350,430      62,080
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.....     687,813     425,460
SEI VP Balanced Strategy Fund..........................   2,621,468   1,428,861
SEI VP Conservative Strategy Fund......................   3,449,758   4,071,381
SEI VP Market Growth Strategy Fund.....................     864,461   1,529,089
SEI VP Market Plus Strategy Fund.......................     185,637     177,429
SEI VP Moderate Strategy Fund..........................   1,170,988   5,523,113
T. Rowe Price Equity Income Portfolio-II...............   3,634,359     571,464
T. Rowe Price Health Sciences Portfolio-II.............  24,607,906  17,240,073
Templeton Developing Markets VIP Fund..................   5,682,799  11,489,004
Templeton Foreign VIP Fund.............................     974,966   1,806,198
Templeton Global Bond VIP Fund.........................  14,657,350  17,462,090
Templeton Growth VIP Fund..............................      70,476     271,092
VanEck VIP Global Hard Assets Fund.....................   4,436,611   7,631,974
VanEck VIP Unconstrained Emerging Markets Bond Fund....     324,978     212,339

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of 1290 VT Natural Resources, 1290 VT Real Estate, AXA Large Cap Value Managed Volatility, AXA/AB Short Duration Government Bond, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Continued)

   Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------
                REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------
 MAY 19, 2017   CHARTER/SM/ INTEREST RATE STRATEGIES 1290 VT DOUBLELINE
                CHARTER/SM/ INCOME STRATEGIES        OPPORTUNISTIC BOND
--------------------------------------------------------------------------
                CHARTER/SM/ INTEREST RATE STRATEGIES

Shares -- Class B             445,986                                   --
Value -- Class B          $      9.74                          $        --
Net Assets Before Merger  $ 4,344,750
Net Assets After Merger   $        --
Realized Loss             $   (19,281)
                          CHARTER/SM/ INCOME STRATEGIES
Shares -- Class B             519,147                            1,540,162
Value -- Class B          $      9.62                          $     10.04
Net Assets Before Merger  $ 4,993,876                          $ 6,126,955
Net Assets After Merger   $        --                          $15,465,581
Realized Loss             $   (79,974)
----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
----------------------------------------------------------------------------------------
                          ALL ASSET AGGRESSIVE-ALT 25
Shares -- Class B             930,981
Value -- Class B          $     12.58
Net Assets Before Merger  $11,713,547
Net Assets After Merger   $        --
Unrealized Gain           $   543,080
                          ALL ASSET AGGRESSIVE-ALT 50
Shares -- Class B             357,452
Value -- Class B          $       9.7
Net Assets Before Merger  $ 3,467,048
Net Assets After Merger   $        --
Realized Gain             $     4,342
                          ALL ASSET AGGRESSIVE-ALT 75
Shares -- Class B             352,394
Value -- Class B          $      9.18
Net Assets Before Merger  $ 3,235,384
Net Assets After Merger   $        --
Realized Loss             $  (168,396)
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
Shares -- Class B             916,272
Value -- Class B          $      9.21
Net Assets Before Merger  $ 8,439,300
Net Assets After Merger   $        --
Unrealized Loss           $  (229,672)

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Concluded)

--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                                     ALL ASSET AGGRESSIVE-ALT 50
                                     ALL ASSET AGGRESSIVE-ALT 75
                                     CHARTER/SM/ ALTERNATIVE 100 MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                            1,697,815
Value -- Class A                                                          $                      20.03
Net Assets Before Merger and Merger                                       $                 19,588,268
Net Assets After Merger and Merger                                        $                 34,014,183

Shares -- Class B                                                                              619,024
Value -- Class B                                                          $                      20.09
Net Assets Before Merger                                                  $                      3,908
Net Assets After Merger                                                   $                 12,433,272
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ INTERNATIONAL MODERATE   CHARTER/SM/ MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                863,089                     3,330,365
Value -- Class B                     $                              9.74  $                      10.28
Net Assets Before Merger             $                         8,406,662  $                 25,816,783
Net Assets After Merger              $                                --  $                 34,223,445
Realized Loss                        $                          (112,341)
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ REAL ASSETS              EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                520,437                     2,070,002
Value -- Class B                     $                              9.18  $                       9.86
Net Assets Before Merger             $                         4,778,008  $                 15,624,957
Net Assets After Merger              $                                --  $                 20,402,965
Realized Loss                        $                          (279,081)

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                ASSET-BASED                 CURRENT   MAXIMUM
                                 MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                 EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                 ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                         ASSET-BASED                 CURRENT   MAXIMUM
                                          MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                          EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                          ------------- -------------- ------------ --------- ----------

Investment Edge/(1)/.....................     0.70%          0.30%         0.20%      1.20%      1.20%

Investment Edge ADV/(1)/.................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/..............     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/..................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/...........     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/........     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP.........     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B..........     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L..........     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C..........     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35
excess of 12 transfers per contract year                              Current Charge $0

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85
                                                                      Current charge: $0

Charge for third party transfer or        At time of transaction      Maximum Charge: $125
exchange                                                              Current charge: $65

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit
Benefit                                   date anniversary            base.

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35                                     Unit liquidation from
Current Charge $0                                      account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85                                    Unit liquidation from
Current charge: $0                                     account value

Maximum Charge: $125                                   Unit liquidation from
Current charge: $65                                    account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit          Unit liquidation from
base.                                                  account value

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                             AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of Death Benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 1.05% or 1.15%
                                        anniversary                 Maximum Charge 2.00% or 2.30%

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 2.60%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.25% (max 2.60%)
                                        anniversary

Greater of Income Benefit               Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% -- Current Charge (Max. 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%.
                                        date anniversary for which  Maximum charge can be increased to 1.40%, if the
                                        the benefit is in effect.   GMIB is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                                                                    GMIB II Conversion: Current charge 1.25%.
                                                                    Maximum charge can be increased to 1.55%, if the
                                                                    GMIB II is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Current charge: 1.05%. Maximum charge 2.00%.            Unit liquidation from
AXA Equitable has the discretion to change the          account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.05% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.10% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.20% if the GIB benefit base resets.      account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

Current Charge 1.05% or 1.15%                           Unit liquidation from
Maximum Charge 2.00% or 2.30%                           account value

GMBD I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMBD II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

GMIB I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMIB II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

No Charge


0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
 account value

0.35% -- Current Charge (Max. 0.35%)                    Unit liquidation from
                             account value

0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
                             account value

0.35%                                                   Unit liquidation from
                             account value


GMIB I Conversion: Current charge 1.10%.                Unit liquidation from
Maximum charge can be increased to 1.40%, if the        account value
GMIB is reset or if the GWBL benefit ratchets after
conversion.

GMIB II Conversion: Current charge 1.25%.
Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)

                                        WHEN CHARGE
            CHARGES                     IS DEDUCTED                            AMOUNT DEDUCTED
            -------                     -----------                             ---------------

Protected Premium Death Benefit  Annually on each contract  Depending on the contract and age
                                 anniversary                Current Charge: Ranges from low of 0.60% to age
                                                            65 to 20.00% over age 95
                                                            Maximum Charge: Ranges from low of 1.20% to
                                                            age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit   Annually on each contract  Maximum Charge: 1.80%
                                 anniversary                Current charge 0.90%

                                 Annually on each contract  Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                 anniversary                (for issue ages 65-68). Current charge 0.60 (for issue
                                                            ages 20-64) and 1.00% (for issue ages 65-68).

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Depending on the contract and age                       Unit liquidation from
Current Charge: Ranges from low of 0.60% to age         account value
65 to 20.00% over age 95
Maximum Charge: Ranges from low of 1.20% to
age 65 and 40.00% over age 95.

Maximum Charge: 1.80%                                   Unit liquidation from
Current charge 0.90%                                    account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%      Unit liquidation from
(for issue ages 65-68). Current charge 0.60 (for issue  account value ages 20-64) and 1.00% (for issue ages 65-68).

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 1.10% Class B      $11.21       --           --         --     13.00%
      Highest contract charge 1.25% Class B     $12.60       --           --         --     12.90%
      All contract charges                          --      141      $ 1,723       3.23%
2016  Lowest contract charge 1.10% Class B      $ 9.92       --           --         --      6.55%
      Highest contract charge 1.25% Class B     $11.16       --           --         --      6.29%
      All contract charges                          --      101      $ 1,110       3.70%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.31       --           --         --     (7.64)%
      Highest contract charge 1.25% Class B     $10.50       --           --         --     (4.46)%
      All contract charges                          --      266      $ 2,790       3.74%
2014  Lowest contract charge 1.20% Class B      $11.00       --           --         --      7.32%
      Highest contract charge 1.25% Class B     $10.99       --           --         --      7.22%
      All contract charges                          --      228      $ 2,501       1.78%
2013  Lowest contract charge 1.20% Class B(c)   $10.25       --           --         --      2.60%
      Highest contract charge 1.20% Class B(c)  $10.25       --           --         --      2.60%
      All contract charges                          --        3      $    27       0.85%
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 1.30% Class B      $11.88       --           --         --      8.20%
      Highest contract charge 1.70% Class B     $11.64       --           --         --      7.68%
      All contract charges                          --    1,428      $16,907       0.57%
2016  Lowest contract charge 1.30% Class B      $10.98       --           --         --      7.23%
      Highest contract charge 1.70% Class B     $10.81       --           --         --      6.82%
      All contract charges                          --    1,376      $15,065       1.59%
2015  Lowest contract charge 1.30% Class B      $10.24       --           --         --     (5.01)%
      Highest contract charge 1.70% Class B     $10.12       --           --         --     (5.42)%
      All contract charges                          --    1,186      $12,106       0.94%
2014  Lowest contract charge 1.30% Class B      $10.78       --           --         --      1.13%
      Highest contract charge 1.70% Class B     $10.70       --           --         --      0.75%
      All contract charges                          --      830      $ 8,927       2.56%
2013  Lowest contract charge 1.30% Class B(a)   $10.66       --           --         --      6.39%
      Highest contract charge 1.70% Class B(a)  $10.62       --           --         --      5.99%
      All contract charges                          --      245      $ 2,610       2.73%

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT DOUBLELINE OPPORTUNISTIC BOND(M)(N)
   2017  Lowest contract charge 1.10% Class B      $10.45       --           --         --       2.75%
         Highest contract charge 1.70% Class B     $10.24       --           --         --       2.20%
         All contract charges                          --    2,018      $20,921       2.10%
   2016  Lowest contract charge 1.10% Class B      $10.17       --           --         --       3.78%
         Highest contract charge 1.70% Class B     $10.02       --           --         --       3.09%
         All contract charges                          --      708      $ 7,166       4.08%
   2015  Lowest contract charge 1.10% Class B(j)   $ 9.80       --           --         --      (1.90)%
         Highest contract charge 1.70% Class B(i)  $ 9.72       --           --         --      (2.99)%
         All contract charges                          --      163      $ 1,588       4.54%
1290 VT ENERGY
   2017  Lowest contract charge 0.30% Class B      $ 7.65       --           --         --      (2.30)%
         Highest contract charge 1.25% Class B     $ 7.35       --           --         --      (3.16)%
         All contract charges                          --      449      $ 3,454       2.45%
   2016  Lowest contract charge 0.30% Class B(c)   $ 7.83       --           --         --      22.92%
         Highest contract charge 1.25% Class B     $ 7.59       --           --         --      21.63%
         All contract charges                          --      383      $ 3,047       1.73%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.04       --           --         --     (25.74)%
         Highest contract charge 1.25% Class B     $ 6.24       --           --         --     (25.71)%
         All contract charges                          --      199      $ 1,258       1.64%
   2014  Lowest contract charge 1.20% Class B      $ 8.40       --           --         --     (16.25)%
         Highest contract charge 1.25% Class B     $ 8.40       --           --         --     (16.25)%
         All contract charges                          --       83      $   697       1.58%
   2013  Lowest contract charge 1.20% Class B(c)   $10.03       --           --         --       1.42%
         Highest contract charge 1.20% Class B(c)  $10.03       --           --         --       1.42%
         All contract charges                          --       --      $     3       1.64%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.30% Class A      $22.96       --           --         --      14.34%
         Highest contract charge 1.70% Class A     $22.22       --           --         --      13.89%
         All contract charges                          --    1,046      $23,794       1.72%
   2016  Lowest contract charge 1.30% Class A      $20.08       --           --         --      11.49%
         Highest contract charge 1.70% Class A     $19.51       --           --         --      11.04%
         All contract charges                          --    1,091      $21,723       2.06%
   2015  Lowest contract charge 1.30% Class A      $18.01       --           --         --      (2.96)%
         Highest contract charge 1.70% Class A     $17.57       --           --         --      (3.36)%
         All contract charges                          --    1,127      $20,140       1.63%
   2014  Lowest contract charge 1.30% Class A      $18.56       --           --         --       7.28%
         Highest contract charge 1.70% Class A     $18.18       --           --         --       6.82%
         All contract charges                          --    1,057      $19,484       1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.30       --           --         --      29.98%
         Highest contract charge 1.70% Class A     $17.02       --           --         --      29.53%
         All contract charges                          --    1,120      $19,272       2.37%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.10% Class B      $12.40       --           --         --      14.50%
         Highest contract charge 1.70% Class B     $10.68       --           --         --      13.98%
         All contract charges                          --    1,237      $10,341       1.72%
   2016  Lowest contract charge 1.10% Class B      $10.83       --           --         --      11.76%
         Highest contract charge 1.70% Class B     $ 9.37       --           --         --      11.02%
         All contract charges                          --    1,275      $ 9,035       2.06%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.69       --           --         --      (2.91)%
         Highest contract charge 1.70% Class B     $ 8.44       --           --         --      (3.32)%
         All contract charges                          --    1,336      $ 8,448       1.63%
   2014  Lowest contract charge 1.20% Class B      $11.26       --           --         --       7.44%
         Highest contract charge 1.70% Class B     $ 8.73       --           --         --       6.72%
         All contract charges                          --    1,303      $ 8,344       1.61%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.48       --           --         --       3.05%
         Highest contract charge 1.70% Class B     $ 8.18       --           --         --      29.64%
         All contract charges                          --    1,101      $ 5,734       2.37%

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 1.30% Class A      $14.27       --            --        --      4.85%
         Highest contract charge 1.70% Class A     $13.81       --            --        --      4.38%
         All contract charges                          --      888      $ 12,517      0.17%
   2016  Lowest contract charge 1.30% Class A      $13.61       --            --        --      6.25%
         Highest contract charge 1.70% Class A     $13.23       --            --        --      5.92%
         All contract charges                          --      915      $ 12,319      0.01%
   2015  Lowest contract charge 1.30% Class A      $12.81       --            --        --      1.34%
         Highest contract charge 1.70% Class A     $12.49       --            --        --      0.89%
         All contract charges                          --      911      $ 11,544      0.00%
   2014  Lowest contract charge 1.30% Class A      $12.64       --            --        --      0.32%
         Highest contract charge 1.70% Class A     $12.38       --            --        --     (0.08)%
         All contract charges                          --      827      $ 10,378      0.00%
2013(u)  Lowest contract charge 1.30% Class A      $12.60       --            --        --      9.47%
         Highest contract charge 1.70% Class A     $12.39       --            --        --      9.07%
         All contract charges                          --      679      $  8,497      0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 0.30% Class B      $11.92       --            --        --      5.86%
         Highest contract charge 1.25% Class B     $11.45       --            --        --      4.85%
         All contract charges                          --      495      $  5,588      0.17%
   2016  Lowest contract charge 0.30% Class B      $11.26       --            --        --      7.34%
         Highest contract charge 1.25% Class B     $10.92       --            --        --      6.33%
         All contract charges                          --      389      $  4,207      0.01%
   2015  Lowest contract charge 0.30% Class B(c)   $10.49       --            --        --      2.34%
         Highest contract charge 1.25% Class B     $10.27       --            --        --      1.28%
         All contract charges                          --      304      $  3,110      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.14       --            --        --      0.40%
         Highest contract charge 1.25% Class B     $10.14       --            --        --      0.40%
         All contract charges                          --      146      $  1,485      0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $10.10       --            --        --      1.41%
         Highest contract charge 1.25% Class B(c)  $10.10       --            --        --      1.41%
         All contract charges                          --        6      $     57      0.50%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.65% Class A      $22.44       --            --        --     15.37%
         Highest contract charge 1.70% Class A     $27.07       --            --        --     14.12%
         All contract charges                          --    9,108      $252,633      0.63%
   2016  Lowest contract charge 0.65% Class A      $19.45       --            --        --     22.48%
         Highest contract charge 1.70% Class A     $23.72       --            --        --     21.21%
         All contract charges                          --    8,949      $216,650      0.53%
   2015  Lowest contract charge 0.65% Class A      $15.88       --            --        --     (6.31)%
         Highest contract charge 1.70% Class A     $19.57       --            --        --     (7.30)%
         All contract charges                          --    8,664      $172,525      0.56%
   2014  Lowest contract charge 0.65% Class A      $16.95       --            --        --      2.36%
         Highest contract charge 1.70% Class A     $21.11       --            --        --      1.30%
         All contract charges                          --    7,809      $167,255      0.31%
2013(u)  Lowest contract charge 0.65% Class A      $16.56       --            --        --     38.23%
         Highest contract charge 1.70% Class A     $20.84       --            --        --     36.75%
         All contract charges                          --    6,135      $129,348      0.32%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.30% Class B      $14.47       --            --        --     15.76%
         Highest contract charge 1.25% Class B     $13.90       --            --        --     14.59%
         All contract charges                          --    3,302      $ 44,286      0.63%
   2016  Lowest contract charge 0.30% Class B      $12.50       --            --        --     22.91%
         Highest contract charge 1.25% Class B     $12.13       --            --        --     21.79%
         All contract charges                          --    2,525      $ 29,851      0.53%

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                              YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.30% Class B(c)   $10.17       --           --         --      (6.01)%
      Highest contract charge 1.25% Class B     $ 9.96       --           --         --      (6.92)%
      All contract charges                          --    1,677      $16,544       0.56%
2014  Lowest contract charge 1.20% Class B      $10.70       --           --         --       1.81%
      Highest contract charge 1.25% Class B     $10.70       --           --         --       1.81%
      All contract charges                          --      952      $10,188       0.31%
2013  Lowest contract charge 1.20% Class B(c)   $10.51       --           --         --       5.10%
      Highest contract charge 1.25% Class B(c)  $10.51       --           --         --       5.10%
      All contract charges                          --       65      $   683       0.32%
1290 VT HIGH YIELD BOND
2017  Lowest contract charge 1.10% Class B      $10.80       --           --         --       5.26%
      Highest contract charge 1.70% Class B     $11.51       --           --         --       4.73%
      All contract charges                          --    1,182      $13,584       5.10%
2016  Lowest contract charge 1.10% Class B      $10.26       --           --         --      10.56%
      Highest contract charge 1.70% Class B     $10.99       --           --         --       9.79%
      All contract charges                          --    1,007      $11,034       5.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.28       --           --         --      (7.29)%
      Highest contract charge 1.70% Class B     $10.01       --           --         --      (4.76)%
      All contract charges                          --      781      $ 7,803       2.19%
2014  Lowest contract charge 1.20% Class B      $10.14       --           --         --       0.70%
      Highest contract charge 1.70% Class B     $10.51       --           --         --       0.19%
      All contract charges                          --      533      $ 5,586       4.19%
2013  Lowest contract charge 1.20% Class B(c)   $10.07       --           --         --       0.80%
      Highest contract charge 1.70% Class B(a)  $10.49       --           --         --       4.69%
      All contract charges                          --      152      $ 1,585       5.16%
1290 VT LOW VOLATILITY GLOBAL EQUITY
2017  Lowest contract charge 1.10% Class B      $11.82       --           --         --      17.15%
      Highest contract charge 1.25% Class B     $13.15       --           --         --      16.89%
      All contract charges                          --      197      $ 2,521       1.63%
2016  Lowest contract charge 1.10% Class B      $10.09       --           --         --       7.45%
      Highest contract charge 1.25% Class B     $11.25       --           --         --       7.24%
      All contract charges                          --      160      $ 1,769       2.25%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.39       --           --         --      (4.67)%
      Highest contract charge 1.25% Class B     $10.49       --           --         --      (1.50)%
      All contract charges                          --      112      $ 1,150       1.84%
2014  Lowest contract charge 1.20% Class B      $10.66       --           --         --       6.92%
      Highest contract charge 1.25% Class B     $10.65       --           --         --       6.82%
      All contract charges                          --       75      $   798       2.64%
2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --       0.20%
      Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --       0.20%
      All contract charges                          --        5      $    52       1.77%
1290 VT NATURAL RESOURCES
2017  Lowest contract charge 1.10% Class B      $10.10       --           --         --      10.87%
      Highest contract charge 1.70% Class B     $ 9.03       --           --         --      10.12%
      All contract charges                          --      680      $ 6,284       2.65%
2016  Lowest contract charge 1.10% Class B      $ 9.11       --           --         --      28.13%
      Highest contract charge 1.70% Class B     $ 8.20       --           --         --      27.33%
      All contract charges                          --      684      $ 5,680       3.00%
2015  Lowest contract charge 1.10% Class B(i)   $ 7.11       --           --         --     (25.63)%
      Highest contract charge 1.70% Class B     $ 6.44       --           --         --     (27.07)%
      All contract charges                          --      324      $ 2,098       2.38%
2014  Lowest contract charge 1.20% Class B      $ 8.65       --           --         --     (13.84)%
      Highest contract charge 1.70% Class B     $ 8.83       --           --         --     (14.19)%
      All contract charges                          --      157      $ 1,387       1.45%
2013  Lowest contract charge 1.30% Class B(a)   $10.33       --           --         --       3.61%
      Highest contract charge 1.70% Class B(a)  $10.29       --           --         --       3.21%
      All contract charges                          --       38      $   393       1.47%

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT REAL ESTATE
   2017  Lowest contract charge 1.10% Class B(i)   $10.58       --           --         --      9.07%
         Highest contract charge 1.70% Class B     $11.89       --           --         --      8.49%
         All contract charges                          --    1,125      $13,417       3.63%
   2016  Lowest contract charge 0.65% Class B      $10.34       --           --         --      3.92%
         Highest contract charge 1.70% Class B     $10.96       --           --         --      2.81%
         All contract charges                          --    1,120      $12,295       0.74%
   2015  Lowest contract charge 0.65% Class B      $ 9.95       --           --         --     (2.64)%
         Highest contract charge 1.70% Class B     $10.66       --           --         --     (3.62)%
         All contract charges                          --      858      $ 9,155       0.65%
   2014  Lowest contract charge 0.65% Class B      $10.22       --           --         --     15.87%
         Highest contract charge 1.70% Class B     $11.06       --           --         --     14.61%
         All contract charges                          --      522      $ 5,787       8.97%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.68       --           --         --     (3.39)%
         Highest contract charge 1.70% Class B(a)  $ 9.65       --           --         --     (3.69)%
         All contract charges                          --      152      $ 1,467       3.06%
1290 VT SMARTBETA EQUITY
   2017  Lowest contract charge 1.10% Class B      $12.16       --           --         --     20.40%
         Highest contract charge 1.25% Class B     $13.62       --           --         --     20.21%
         All contract charges                          --      106      $ 1,393       1.42%
   2016  Lowest contract charge 1.10% Class B      $10.10       --           --         --      4.66%
         Highest contract charge 1.25% Class B     $11.33       --           --         --      4.62%
         All contract charges                          --       87      $   955       1.44%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.65       --           --         --     (3.02)%
         Highest contract charge 1.25% Class B     $10.83       --           --         --     (0.18)%
         All contract charges                          --       65      $   698       1.33%
   2014  Lowest contract charge 1.20% Class B(d)   $10.86       --           --         --      5.95%
         Highest contract charge 1.25% Class B(d)  $10.85       --           --         --      5.85%
         All contract charges                          --       30      $   328       1.90%
1290 VT SOCIALLY RESPONSIBLE
   2017  Lowest contract charge 1.10% Class B      $12.48       --           --         --     19.08%
         Highest contract charge 1.70% Class B     $15.68       --           --         --     18.34%
         All contract charges                          --      285      $ 4,332       1.05%
   2016  Lowest contract charge 1.10% Class B      $10.48       --           --         --      8.71%
         Highest contract charge 1.70% Class B     $13.25       --           --         --      8.16%
         All contract charges                          --      266      $ 3,503       1.27%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.64       --           --         --     (3.98)%
         Highest contract charge 1.70% Class B     $12.25       --           --         --     (1.29)%
         All contract charges                          --      208      $ 2,631       1.35%
   2014  Lowest contract charge 1.20% Class B      $11.75       --           --         --     12.33%
         Highest contract charge 1.70% Class B     $12.41       --           --         --     11.70%
         All contract charges                          --       95      $ 1,372       0.94%
2013(u)  Lowest contract charge 1.30% Class B(a)   $15.50       --           --         --     32.59%
         Highest contract charge 1.70% Class B     $11.11       --           --         --     23.17%
         All contract charges                          --       61      $   825       0.79%
7TWELVE/TM/ BALANCED PORTFOLIO
   2017  Lowest contract charge 1.10% Class 4(i)   $10.54       --           --         --      9.11%
         Highest contract charge 1.70% Class 4     $11.52       --           --         --      8.47%
         All contract charges                          --    6,266      $71,655       0.34%
   2016  Lowest contract charge 0.30% Class 4      $ 9.97       --           --         --      8.96%
         Highest contract charge 1.70% Class 4     $10.62       --           --         --      7.38%
         All contract charges                          --    7,083      $74,489       0.16%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 9.15       --           --         --     (7.67)%
         Highest contract charge 1.70% Class 4     $ 9.89       --           --         --     (8.93)%
         All contract charges                          --    7,921      $77,313       0.47%

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
7TWELVE/TM/ BALANCED PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.20% Class 4      $ 9.80       --           --         --     (1.51)%
         Highest contract charge 1.70% Class 4     $10.86       --           --         --     (1.99)%
         All contract charges                          --    8,243      $88,452       0.33%
   2013  Lowest contract charge 1.20% Class 4(c)   $ 9.95       --           --         --      0.40%
         Highest contract charge 1.70% Class 4     $11.08       --           --         --      6.13%
         All contract charges                          --    5,107      $56,709       0.36%
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.30% Class B      $16.81       --           --         --     14.12%
         Highest contract charge 1.70% Class B     $16.27       --           --         --     13.70%
         All contract charges                          --      329      $ 5,470       1.79%
   2016  Lowest contract charge 1.30% Class B      $14.73       --           --         --      3.08%
         Highest contract charge 1.70% Class B     $14.31       --           --         --      2.65%
         All contract charges                          --      363      $ 5,298       1.82%
   2015  Lowest contract charge 1.30% Class B      $14.29       --           --         --        --
         Highest contract charge 1.70% Class B     $13.94       --           --         --     (0.43)%
         All contract charges                          --      376      $ 5,337       2.01%
   2014  Lowest contract charge 1.30% Class B      $14.29       --           --         --      5.70%
         Highest contract charge 1.70% Class B     $14.00       --           --         --      5.34%
         All contract charges                          --      359      $ 5,097       2.41%
2013(u)  Lowest contract charge 1.30% Class B      $13.52       --           --         --     14.77%
         Highest contract charge 1.70% Class B     $13.29       --           --         --     14.27%
         All contract charges                          --      398      $ 5,366       2.25%
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.42       --           --         --     34.85%
         Highest contract charge 1.25% Class B     $12.96       --           --         --     34.58%
         All contract charges                          --       91      $ 1,155       0.27%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --     (2.02)%
         Highest contract charge 1.25% Class B     $ 9.63       --           --         --     (2.03)%
         All contract charges                          --       52      $   489       0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.40       --           --         --     (6.37)%
         Highest contract charge 1.25% Class B     $ 9.83       --           --         --      1.34%
         All contract charges                          --       15      $   147       0.00%
   2014  Lowest contract charge 1.20% Class B(f)   $ 9.70       --           --         --     (0.72)%
         Highest contract charge 1.25% Class B(f)  $ 9.70       --           --         --     (0.72)%
         All contract charges                          --        2      $    18       0.00%
AB VPS GROWTH AND INCOME PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.74       --           --         --     17.20%
         Highest contract charge 1.25% Class B     $13.18       --           --         --     17.16%
         All contract charges                          --      325      $ 4,194       1.25%
   2016  Lowest contract charge 1.10% Class B      $10.87       --           --         --      9.91%
         Highest contract charge 1.25% Class B     $11.25       --           --         --      9.65%
         All contract charges                          --      266      $ 2,945       0.95%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.89       --           --         --     (0.80)%
         Highest contract charge 1.25% Class B     $10.26       --           --         --      0.20%
         All contract charges                          --      108      $ 1,099       1.36%
   2014  Lowest contract charge 1.20% Class B(f)   $10.25       --           --         --      3.02%
         Highest contract charge 1.25% Class B(f)  $10.24       --           --         --      2.91%
         All contract charges                          --       --      $     5       0.00%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
   2017  Lowest contract charge 0.65% Class B      $12.37       --           --         --     33.73%
         Highest contract charge 1.70% Class B     $13.14       --           --         --     32.33%
         All contract charges                          --      716      $ 9,644       0.94%
   2016  Lowest contract charge 0.65% Class B      $ 9.25       --           --         --     (7.59)%
         Highest contract charge 1.70% Class B     $ 9.93       --           --         --     (8.65)%
         All contract charges                          --      726      $ 7,354       0.00%

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AB VPS INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 0.65% Class B      $10.01       --           --         --     (2.82)%
         Highest contract charge 1.70% Class B     $10.87       --           --         --     (3.81)%
         All contract charges                          --      802      $ 8,882       0.06%
   2014  Lowest contract charge 0.65% Class B      $10.30       --           --         --     (2.09)%
         Highest contract charge 1.70% Class B     $11.30       --           --         --     (3.09)%
         All contract charges                          --      759      $ 8,710       0.00%
2013(u)  Lowest contract charge 0.65% Class B      $10.52       --           --         --     12.63%
         Highest contract charge 1.70% Class B     $11.66       --           --         --     11.37%
         All contract charges                          --      637      $ 7,506       0.76%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $11.27       --           --         --      5.23%
         Highest contract charge 1.25% Class B     $11.90       --           --         --      5.12%
         All contract charges                          --      480      $ 5,563       1.60%
   2016  Lowest contract charge 1.10% Class B      $10.71       --           --         --      6.25%
         Highest contract charge 1.25% Class B     $11.32       --           --         --      5.99%
         All contract charges                          --      388      $ 4,322       1.53%
   2015  Lowest contract charge 1.10% Class B(i)   $10.08       --           --         --      2.44%
         Highest contract charge 1.25% Class B     $10.68       --           --         --     (0.56)%
         All contract charges                          --      154      $ 1,646       1.62%
   2014  Lowest contract charge 1.20% Class B(f)   $10.74       --           --         --     11.99%
         Highest contract charge 1.25% Class B(f)  $10.74       --           --         --     11.99%
         All contract charges                          --        9      $   104       0.00%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
   2017  Lowest contract charge 1.10% Class B(i)   $12.50       --           --         --     11.61%
         Highest contract charge 1.25% Class B     $12.87       --           --         --     11.53%
         All contract charges                          --      317      $ 4,027       0.25%
   2016  Lowest contract charge 0.30% Class B      $11.80       --           --         --     24.34%
         Highest contract charge 1.25% Class B     $11.54       --           --         --     23.16%
         All contract charges                          --      250      $ 2,852       0.39%
   2015  Lowest contract charge 0.30% Class B(f)   $ 9.49       --           --         --     (5.95)%
         Highest contract charge 1.25% Class B     $ 9.37       --           --         --     (6.86)%
         All contract charges                          --      122      $ 1,140       0.54%
   2014  Lowest contract charge 1.20% Class B(f)   $10.06       --           --         --      3.60%
         Highest contract charge 1.25% Class B(f)  $10.06       --           --         --      3.60%
         All contract charges                          --       15      $   146       0.00%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.30% Class A      $16.32       --           --         --     14.45%
         Highest contract charge 1.70% Class A     $15.79       --           --         --     13.92%
         All contract charges                          --    1,946      $31,512       1.61%
   2016  Lowest contract charge 1.30% Class A      $14.26       --           --         --      8.11%
         Highest contract charge 1.70% Class A     $13.86       --           --         --      7.78%
         All contract charges                          --    1,294      $18,359       1.45%
   2015  Lowest contract charge 1.30% Class A      $13.19       --           --         --     (5.18)%
         Highest contract charge 1.70% Class A     $12.86       --           --         --     (5.65)%
         All contract charges                          --    1,122      $14,722       0.88%
   2014  Lowest contract charge 1.30% Class A      $13.91       --           --         --      1.02%
         Highest contract charge 1.70% Class A     $13.63       --           --         --      0.66%
         All contract charges                          --      907      $12,546       1.58%
2013(u)  Lowest contract charge 1.30% Class A      $13.77       --           --         --     12.68%
         Highest contract charge 1.70% Class A     $13.54       --           --         --     12.18%
         All contract charges                          --      721      $ 9,868       1.63%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.10% Class B(l)   $10.88       --           --         --      8.58%
         Highest contract charge 1.25% Class B(l)  $10.87       --           --         --      8.48%
         All contract charges                          --    1,153      $12,537       1.61%

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Class III      $12.33       --            --        --     24.55%
         Highest contract charge 1.25% Class III     $12.28       --            --        --     23.29%
         All contract charges                            --      268      $  3,300      3.19%
   2016  Lowest contract charge 1.10% Class III      $ 9.98       --            --        --      6.85%
         Highest contract charge 1.25% Class III     $ 9.96       --            --        --      6.64%
         All contract charges                            --      158      $  1,582      1.12%
   2015  Lowest contract charge 1.10% Class III(j)   $ 9.34       --            --        --     (9.42)%
         Highest contract charge 1.25% Class III(j)  $ 9.34       --            --        --     (9.48)%
         All contract charges                            --       48      $    457      0.62%
AMERICAN CENTURY VP INFLATION PROTECTION FUND
   2017  Lowest contract charge 1.10% Class II       $10.09       --            --        --      2.54%
         Highest contract charge 1.25% Class II      $10.08       --            --        --      2.44%
         All contract charges                            --      627      $  6,328      2.74%
   2016  Lowest contract charge 1.10% Class II       $ 9.84       --            --        --      3.25%
         Highest contract charge 1.25% Class II      $ 9.84       --            --        --      3.04%
         All contract charges                            --      438      $  4,317      1.86%
   2015  Lowest contract charge 1.10% Class II(i)    $ 9.53       --            --        --     (3.54)%
         Highest contract charge 1.25% Class II      $ 9.55       --            --        --     (3.63)%
         All contract charges                            --      337      $  3,208      1.92%
   2014  Lowest contract charge 1.20% Class II       $ 9.92       --            --        --      2.06%
         Highest contract charge 1.25% Class II      $ 9.91       --            --        --      1.95%
         All contract charges                            --      218      $  2,169      1.51%
   2013  Lowest contract charge 1.20% Class II(c)    $ 9.72       --            --        --     (2.02)%
         Highest contract charge 1.25% Class II(c)   $ 9.72       --            --        --     (2.02)%
         All contract charges                            --        8      $     83      0.00%
AMERICAN CENTURY VP LARGE COMPANY VALUE
   2017  Lowest contract charge 1.30% Class II       $21.42       --            --        --      9.51%
         Highest contract charge 1.70% Class II      $20.73       --            --        --      9.11%
         All contract charges                            --      113      $  2,376      1.58%
   2016  Lowest contract charge 1.30% Class II       $19.56       --            --        --     13.52%
         Highest contract charge 1.70% Class II      $19.00       --            --        --     13.03%
         All contract charges                            --      121      $  2,365      1.96%
   2015  Lowest contract charge 1.30% Class II       $17.23       --            --        --     (5.28)%
         Highest contract charge 1.70% Class II      $16.81       --            --        --     (5.67)%
         All contract charges                            --      147      $  2,523      1.35%
   2014  Lowest contract charge 1.30% Class II       $18.19       --            --        --     11.25%
         Highest contract charge 1.70% Class II      $17.82       --            --        --     10.89%
         All contract charges                            --      143      $  2,581      1.29%
2013(u)  Lowest contract charge 1.30% Class II       $16.35       --            --        --     29.35%
         Highest contract charge 1.70% Class II      $16.07       --            --        --     28.77%
         All contract charges                            --      144      $  2,355      1.40%
AMERICAN CENTURY VP MID CAP VALUE FUND
   2017  Lowest contract charge 0.30% Class II       $15.86       --            --        --     11.14%
         Highest contract charge 1.70% Class II      $25.52       --            --        --      9.57%
         All contract charges                            --    6,556      $142,717      1.41%
   2016  Lowest contract charge 0.30% Class II       $14.27       --            --        --     22.28%
         Highest contract charge 1.70% Class II      $23.29       --            --        --     20.61%
         All contract charges                            --    5,520      $112,887      1.58%
   2015  Lowest contract charge 0.30% Class II(c)    $11.67       --            --        --     (1.85)%
         Highest contract charge 1.70% Class II      $19.31       --            --        --     (3.26)%
         All contract charges                            --    3,932      $ 69,442      1.51%
   2014  Lowest contract charge 0.65% Class II       $17.99       --            --        --     15.47%
         Highest contract charge 1.70% Class II      $19.96       --            --        --     14.32%
         All contract charges                            --    2,544      $ 47,809      1.03%
2013(u)  Lowest contract charge 0.65% Class II       $15.58       --            --        --     29.08%
         Highest contract charge 1.70% Class II      $17.46       --            --        --     27.63%
         All contract charges                            --    1,571      $ 27,657      1.11%

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
FUND/SM/
2017  Lowest contract charge 1.10% Class 4          $12.03       --           --         --     14.68%
      Highest contract charge 1.25% Class 4         $13.14       --           --         --     14.46%
      All contract charges                              --    4,036      $50,965       1.67%
2016  Lowest contract charge 1.10% Class 4          $10.49       --           --         --      7.92%
      Highest contract charge 1.25% Class 4         $11.48       --           --         --      7.79%
      All contract charges                              --    2,434      $27,035       1.67%
2015  Lowest contract charge 1.10% Class 4(i)       $ 9.72       --           --         --     (2.11)%
      Highest contract charge 1.25% Class 4         $10.65       --           --         --     (0.19)%
      All contract charges                              --    1,420      $14,981       2.33%
2014  Lowest contract charge 1.20% Class 4          $10.67       --           --         --      3.89%
      Highest contract charge 1.25% Class 4         $10.67       --           --         --      3.89%
      All contract charges                              --      718      $ 7,663       3.06%
2013  Lowest contract charge 1.20% Class 4(c)       $10.27       --           --         --      2.09%
      Highest contract charge 1.25% Class 4(c)      $10.27       --           --         --      2.09%
      All contract charges                              --       35      $   356       1.45%
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2017  Lowest contract charge 0.65% Class 4          $10.51       --           --         --      2.64%
      Highest contract charge 1.70% Class 4         $10.08       --           --         --      1.61%
      All contract charges                              --    4,010      $40,933       1.95%
2016  Lowest contract charge 0.65% Class 4          $10.24       --           --         --      2.20%
      Highest contract charge 1.70% Class 4         $ 9.92       --           --         --      1.02%
      All contract charges                              --    3,991      $39,988       1.70%
2015  Lowest contract charge 0.65% Class 4          $10.02       --           --         --     (0.79)%
      Highest contract charge 1.70% Class 4         $ 9.82       --           --         --     (1.80)%
      All contract charges                              --    2,649      $26,193       2.07%
2014  Lowest contract charge 0.65% Class 4          $10.10       --           --         --      4.45%
      Highest contract charge 1.70% Class 4         $10.00       --           --         --      3.41%
      All contract charges                              --    1,029      $10,341       4.09%
2013  Lowest contract charge 1.30% Class 4(a)       $ 9.71       --           --         --     (2.80)%
      Highest contract charge 1.70% Class 4(a)      $ 9.67       --           --         --     (3.20)%
      All contract charges                              --      150      $ 1,449       3.39%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $14.87       --           --         --     30.67%
      Highest contract charge 1.25% Class 4         $14.29       --           --         --     29.44%
      All contract charges                              --      589      $ 7,918       0.72%
2016  Lowest contract charge 0.30% Class 4          $11.38       --           --         --      0.09%
      Highest contract charge 1.25% Class 4         $11.04       --           --         --     (0.81)%
      All contract charges                              --      386      $ 4,005       0.77%
2015  Lowest contract charge 0.30% Class 4(c)       $11.37       --           --         --      6.36%
      Highest contract charge 1.25% Class 4         $11.13       --           --         --      5.30%
      All contract charges                              --      244      $ 2,669       1.33%
2014  Lowest contract charge 1.20% Class 4          $10.57       --           --         --      0.76%
      Highest contract charge 1.25% Class 4         $10.57       --           --         --      0.76%
      All contract charges                              --      129      $ 1,356       2.11%
2013  Lowest contract charge 1.20% Class 4(c)       $10.49       --           --         --      4.48%
      Highest contract charge 1.25% Class 4(c)      $10.49       --           --         --      4.48%
      All contract charges                              --        7      $    80       1.53%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $13.29       --           --         --     25.26%
      Highest contract charge 1.70% Class 4         $14.17       --           --         --     23.54%
      All contract charges                              --    1,194      $16,674       0.41%
2016  Lowest contract charge 0.30% Class 4          $10.61       --           --         --      1.53%
      Highest contract charge 1.70% Class 4         $11.47       --           --         --      0.09%
      All contract charges                              --    1,083      $12,237       0.10%

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                          --------------------------------------------------
                                                    UNITS    ACCUMULATION INVESTMENT
                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                          ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/ (CONTINUED)
2015  Lowest contract charge 0.30%
       Class 4(c)                         $10.45       --           --         --      (0.29)%
      Highest contract charge 1.70%
       Class 4                            $11.46       --           --         --      (1.72)%
      All contract charges                    --    1,077      $12,084       0.00%
2014  Lowest contract charge 1.20%
       Class 4                            $10.37       --           --         --       0.58%
      Highest contract charge 1.70%
       Class 4                            $11.66       --           --         --       0.17%
      All contract charges                    --      604      $ 6,910       0.10%
2013  Lowest contract charge 1.25%
       Class 4(c)                         $10.31       --           --         --       3.31%
      Highest contract charge 1.70%
       Class 4(a)                         $11.64       --           --         --      15.94%
      All contract charges                    --      160      $ 1,859       0.34%
AMERICAN FUNDS INSURANCE SERIES(R)
GROWTH-INCOME FUND/SM/
2017  Lowest contract charge 0.30%
       Class 4                            $15.73       --           --         --      21.75%
      Highest contract charge 1.25%
       Class 4                            $15.11       --           --         --      20.49%
      All contract charges                    --      867      $11,955       1.52%
2016  Lowest contract charge 0.30%
       Class 4                            $12.92       --           --         --      10.90%
      Highest contract charge 1.25%
       Class 4                            $12.54       --           --         --       9.90%
      All contract charges                    --      505      $ 6,035       1.49%
2015  Lowest contract charge 0.30%
       Class 4(c)                         $11.65       --           --         --       0.95%
      Highest contract charge 1.25%
       Class 4                            $11.41       --           --         --      (0.09)%
      All contract charges                    --      371      $ 4,158       1.91%
2014  Lowest contract charge 1.20%
       Class 4                            $11.42       --           --         --       8.97%
      Highest contract charge 1.25%
       Class 4                            $11.42       --           --         --       8.97%
      All contract charges                    --      136      $ 1,561       2.38%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.48       --           --         --       4.07%
      Highest contract charge 1.25%
       Class 4(c)                         $10.48       --           --         --       4.17%
      All contract charges                    --        6      $    65       0.21%
AMERICAN FUNDS INSURANCE SERIES(R)
INTERNATIONAL GROWTH AND INCOME FUND/SM/
2017  Lowest contract charge 1.10%
       Class 4                            $10.86       --           --         --      23.27%
      Highest contract charge 1.25%
       Class 4                            $11.08       --           --         --      23.25%
      All contract charges                    --      506      $ 5,568       2.34%
2016  Lowest contract charge 1.10%
       Class 4                            $ 8.81       --           --         --       0.11%
      Highest contract charge 1.25%
       Class 4                            $ 8.99       --           --         --      (0.11)%
      All contract charges                    --      361      $ 3,229       2.67%
2015  Lowest contract charge 1.10%
       Class 4(i)                         $ 8.80       --           --         --     (12.09)%
      Highest contract charge 1.25%
       Class 4                            $ 9.00       --           --         --      (7.02)%
      All contract charges                    --      319      $ 2,871       2.52%
2014  Lowest contract charge 1.20%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      Highest contract charge 1.25%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      All contract charges                    --      172      $ 1,662       5.12%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.15       --           --         --       2.22%
      Highest contract charge 1.25%
       Class 4(c)                         $10.15       --           --         --       2.22%
      All contract charges                    --       12      $   125       0.24%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
ASSET ALLOCATION FUND/SM/
2017  Lowest contract charge 1.30%
       Class P-2                          $13.60       --           --         --      13.33%
      Highest contract charge 1.70%
       Class P-2                          $13.33       --           --         --      12.87%
      All contract charges                    --      562      $ 7,606       0.76%
2016  Lowest contract charge 1.30%
       Class P-2                          $12.00       --           --         --       5.91%
      Highest contract charge 1.70%
       Class P-2                          $11.81       --           --         --       5.45%
      All contract charges                    --      484      $ 5,775       1.31%
2015  Lowest contract charge 1.30%
       Class P-2                          $11.33       --           --         --      (2.41)%
      Highest contract charge 1.70%
       Class P-2                          $11.20       --           --         --      (2.78)%
      All contract charges                    --      504      $ 5,699       1.50%
2014  Lowest contract charge 1.30%
       Class P-2                          $11.61       --           --         --       1.57%
      Highest contract charge 1.70%
       Class P-2                          $11.52       --           --         --       1.14%
      All contract charges                    --      489      $ 5,664       0.08%
2013  Lowest contract charge 1.00%
       Class P-2(a)                       $11.43       --           --         --      13.62%
      Highest contract charge 1.70%
       Class P-2(a)                       $11.39       --           --         --      13.22%
      All contract charges                    --      191      $ 2,180       1.77%

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
   2017  Lowest contract charge 0.30% Class 4      $12.04       --            --        --     28.63%
         Highest contract charge 1.70% Class 4     $12.13       --            --        --     26.88%
         All contract charges                          --    4,386      $ 53,367      0.85%
   2016  Lowest contract charge 0.30% Class 4      $ 9.36       --            --        --      4.82%
         Highest contract charge 1.70% Class 4     $ 9.56       --            --        --      3.24%
         All contract charges                          --    3,789      $ 36,229      0.67%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 8.93       --            --        --     (3.67)%
         Highest contract charge 1.70% Class 4     $ 9.26       --            --        --     (5.03)%
         All contract charges                          --    3,247      $ 29,955      0.58%
   2014  Lowest contract charge 1.20% Class 4      $ 9.17       --            --        --     (9.30)%
         Highest contract charge 1.70% Class 4     $ 9.75       --            --        --     (9.64)%
         All contract charges                          --    2,069      $ 20,029      1.59%
   2013  Lowest contract charge 1.20% Class 4(c)   $10.11       --            --        --      1.61%
         Highest contract charge 1.70% Class 4(a)  $10.79       --            --        --      7.79%
         All contract charges                          --      615      $  6,625      3.55%
AXA 400 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $20.73       --            --        --     14.47%
         Highest contract charge 1.70% Class B     $22.91       --            --        --     13.25%
         All contract charges                          --    3,593      $ 79,230      0.74%
   2016  Lowest contract charge 0.65% Class B      $18.11       --            --        --     18.91%
         Highest contract charge 1.70% Class B     $20.23       --            --        --     17.68%
         All contract charges                          --    3,959      $ 78,033      0.74%
   2015  Lowest contract charge 0.65% Class B      $15.23       --            --        --     (3.73)%
         Highest contract charge 1.70% Class B     $17.19       --            --        --     (4.76)%
         All contract charges                          --    4,241      $ 72,320      0.54%
   2014  Lowest contract charge 0.65% Class B      $15.82       --            --        --      8.06%
         Highest contract charge 1.70% Class B     $18.05       --            --        --      6.93%
         All contract charges                          --    4,305      $ 77,669      0.40%
2013(u)  Lowest contract charge 0.65% Class B      $14.64       --            --        --     30.83%
         Highest contract charge 1.70% Class B     $16.88       --            --        --     29.45%
         All contract charges                          --    4,545      $ 76,952      0.16%
AXA 500 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $21.59       --            --        --     19.94%
         Highest contract charge 1.70% Class B     $21.94       --            --        --     18.66%
         All contract charges                          --    8,242      $179,840      1.08%
   2016  Lowest contract charge 0.65% Class B      $18.00       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $18.49       --            --        --      9.15%
         All contract charges                          --    9,491      $175,396      1.20%
   2015  Lowest contract charge 0.65% Class B      $16.32       --            --        --     (0.24)%
         Highest contract charge 1.70% Class B     $16.94       --            --        --     (1.34)%
         All contract charges                          --   10,031      $170,851      0.90%
   2014  Lowest contract charge 0.65% Class B      $16.36       --            --        --     11.83%
         Highest contract charge 1.70% Class B     $17.17       --            --        --     10.70%
         All contract charges                          --   10,706      $185,193      0.57%
2013(u)  Lowest contract charge 0.65% Class B      $14.63       --            --        --     30.04%
         Highest contract charge 1.70% Class B     $15.51       --            --        --     28.71%
         All contract charges                          --   11,690      $182,711      0.44%
AXA 2000 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $19.62       --            --        --     13.15%
         Highest contract charge 1.70% Class B     $22.22       --            --        --     11.94%
         All contract charges                          --    3,550      $ 77,736      0.70%
   2016  Lowest contract charge 0.65% Class B      $17.34       --            --        --     19.75%
         Highest contract charge 1.70% Class B     $19.85       --            --        --     18.44%
         All contract charges                          --    3,941      $ 77,963      0.70%

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 0.65% Class B     $14.48        --            --       --     (5.73)%
         Highest contract charge 1.70% Class B    $16.76        --            --       --     (6.68)%
         All contract charges                         --     4,452    $   74,582     0.39%
   2014  Lowest contract charge 0.65% Class B     $15.36        --            --       --      3.36%
         Highest contract charge 1.70% Class B    $17.96        --            --       --      2.28%
         All contract charges                         --     4,617    $   83,163     0.15%
2013(u)  Lowest contract charge 0.65% Class B     $14.86        --            --       --     36.46%
         Highest contract charge 1.70% Class B    $17.56        --            --       --     35.08%
         All contract charges                         --     4,681    $   82,678     0.11%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.30% Class A     $18.64        --            --       --     17.53%
         Highest contract charge 1.70% Class A    $18.04        --            --       --     17.07%
         All contract charges                         --     1,073    $   19,847     1.57%
   2016  Lowest contract charge 1.30% Class A     $15.86        --            --       --      7.38%
         Highest contract charge 1.70% Class A    $15.41        --            --       --      6.94%
         All contract charges                         --     1,146    $   18,059     0.98%
   2015  Lowest contract charge 1.30% Class A     $14.77        --            --       --     (3.02)%
         Highest contract charge 1.70% Class A    $14.41        --            --       --     (3.42)%
         All contract charges                         --     1,184    $   17,376     0.93%
   2014  Lowest contract charge 1.30% Class A     $15.23        --            --       --      3.32%
         Highest contract charge 1.70% Class A    $14.92        --            --       --      2.97%
         All contract charges                         --     1,348    $   20,405     1.53%
2013(u)  Lowest contract charge 1.30% Class A     $14.74        --            --       --     24.81%
         Highest contract charge 1.70% Class A    $14.49        --            --       --     24.27%
         All contract charges                         --     1,469    $   21,547     2.52%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.10% Class B     $11.85        --            --       --     17.79%
         Highest contract charge 1.25% Class B    $13.06        --            --       --     17.66%
         All contract charges                         --       557    $    6,931     1.57%
   2016  Lowest contract charge 1.10% Class B     $10.06        --            --       --      7.59%
         Highest contract charge 1.25% Class B    $11.10        --            --       --      7.35%
         All contract charges                         --       273    $    2,901     0.98%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.35        --            --       --     (6.22)%
         Highest contract charge 1.25% Class B    $10.34        --            --       --     (2.91)%
         All contract charges                         --       118    $    1,216     0.93%
   2014  Lowest contract charge 1.20% Class B     $10.66        --            --       --      3.50%
         Highest contract charge 1.25% Class B    $10.65        --            --       --      3.40%
         All contract charges                         --        94    $    1,006     1.53%
   2013  Lowest contract charge 1.25% Class B     $10.30        --            --       --      2.59%
         Highest contract charge 1.25% Class B    $10.30        --            --       --      2.59%
         All contract charges                         --         2    $       21     2.52%
AXA AGGRESSIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B     $16.07        --            --       --     14.21%
         Highest contract charge 1.70% Class B    $15.70        --            --       --     13.77%
         All contract charges                         --   223,958    $3,578,153     1.71%
   2016  Lowest contract charge 1.30% Class B     $14.07        --            --       --      7.73%
         Highest contract charge 1.70% Class B    $13.80        --            --       --      7.23%
         All contract charges                         --   193,603    $2,709,398     1.09%
   2015  Lowest contract charge 1.30% Class B     $13.06        --            --       --     (2.46)%
         Highest contract charge 1.70% Class B    $12.87        --            --       --     (2.79)%
         All contract charges                         --   171,989    $2,236,469     1.43%
   2014  Lowest contract charge 1.30% Class B     $13.39        --            --       --      4.86%
         Highest contract charge 1.70% Class B    $13.24        --            --       --      4.42%
         All contract charges                         --   118,842    $1,585,315     1.99%
   2013  Lowest contract charge 1.30% Class B     $12.77        --            --       --     21.85%
         Highest contract charge 1.70% Class B    $12.68        --            --       --     21.34%
         All contract charges                         --    58,211    $  741,515     5.11%

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA BALANCED STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.94        --            --       --      9.16%
         Highest contract charge 1.70% Class B  $14.07        --            --       --      7.98%
         All contract charges                       --   207,052    $3,033,570     1.29%
   2016  Lowest contract charge 0.65% Class B   $12.77        --            --       --      5.28%
         Highest contract charge 1.70% Class B  $13.03        --            --       --      4.16%
         All contract charges                       --   206,228    $2,791,404     0.89%
   2015  Lowest contract charge 0.65% Class B   $12.13        --            --       --     (1.30)%
         Highest contract charge 1.70% Class B  $12.51        --            --       --     (2.34)%
         All contract charges                       --   194,842    $2,525,918     1.04%
   2014  Lowest contract charge 0.65% Class B   $12.29        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $12.81        --            --       --      2.64%
         All contract charges                       --   168,531    $2,235,687     1.25%
2013(u)  Lowest contract charge 1.30% Class B   $12.69        --            --       --     12.20%
         Highest contract charge 1.70% Class B  $12.48        --            --       --     11.73%
         All contract charges                       --   128,062    $1,658,532     2.35%
AXA CONSERVATIVE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.04        --            --       --      7.33%
         Highest contract charge 1.70% Class B  $13.09        --            --       --      6.16%
         All contract charges                       --   102,892    $1,397,489     1.22%
   2016  Lowest contract charge 0.65% Class B   $12.15        --            --       --      4.20%
         Highest contract charge 1.70% Class B  $12.33        --            --       --      3.18%
         All contract charges                       --   103,465    $1,320,323     0.90%
   2015  Lowest contract charge 0.65% Class B   $11.66        --            --       --     (1.10)%
         Highest contract charge 1.70% Class B  $11.95        --            --       --     (2.13)%
         All contract charges                       --    94,706    $1,168,745     0.99%
   2014  Lowest contract charge 0.65% Class B   $11.79        --            --       --      3.15%
         Highest contract charge 1.70% Class B  $12.21        --            --       --      2.01%
         All contract charges                       --    83,471    $1,051,381     1.11%
2013(u)  Lowest contract charge 0.65% Class B   $11.43        --            --       --      9.80%
         Highest contract charge 1.70% Class B  $11.97        --            --       --      8.62%
         All contract charges                       --    67,012    $  827,711     1.96%
AXA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 0.65% Class B   $11.36        --            --       --      3.56%
         Highest contract charge 1.70% Class B  $11.26        --            --       --      2.55%
         All contract charges                       --    61,121    $  710,754     0.98%
   2016  Lowest contract charge 0.65% Class B   $10.97        --            --       --      2.14%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      1.01%
         All contract charges                       --    70,164    $  792,717     0.83%
   2015  Lowest contract charge 0.65% Class B   $10.74        --            --       --     (0.83)%
         Highest contract charge 1.70% Class B  $10.87        --            --       --     (1.81)%
         All contract charges                       --    62,480    $  696,974     0.88%
   2014  Lowest contract charge 0.65% Class B   $10.83        --            --       --      1.98%
         Highest contract charge 1.70% Class B  $11.07        --            --       --      0.82%
         All contract charges                       --    52,780    $  599,559     0.83%
2013(u)  Lowest contract charge 0.65% Class B   $10.62        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      2.62%
         All contract charges                       --    43,555    $  490,129     1.18%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.66        --            --       --     24.42%
         Highest contract charge 1.70% Class A  $16.12        --            --       --     23.90%
         All contract charges                       --       413    $    6,818     1.08%
   2016  Lowest contract charge 1.30% Class A   $13.39        --            --       --      3.16%
         Highest contract charge 1.70% Class A  $13.01        --            --       --      2.68%
         All contract charges                       --       467    $    6,204     0.95%

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class A   $12.98        --            --       --     (3.06)%
         Highest contract charge 1.70% Class A  $12.67        --            --       --     (3.36)%
         All contract charges                       --       530    $    6,839     0.93%
   2014  Lowest contract charge 1.30% Class A   $13.39        --            --       --      0.37%
         Highest contract charge 1.70% Class A  $13.11        --            --       --     (0.08)%
         All contract charges                       --       562    $    7,487     1.04%
2013(u)  Lowest contract charge 1.30% Class A   $13.34        --            --       --     18.79%
         Highest contract charge 1.70% Class A  $13.12        --            --       --     18.30%
         All contract charges                       --       481    $    6,377     0.91%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $35.36        --            --       --     24.46%
         Highest contract charge 1.70% Class B  $24.86        --            --       --     23.93%
         All contract charges                       --       341    $   10,751     1.08%
   2016  Lowest contract charge 1.30% Class B   $28.41        --            --       --      3.12%
         Highest contract charge 1.70% Class B  $20.06        --            --       --      2.71%
         All contract charges                       --       348    $    8,719     0.95%
   2015  Lowest contract charge 1.30% Class B   $27.55        --            --       --     (2.99)%
         Highest contract charge 1.70% Class B  $19.53        --            --       --     (3.41)%
         All contract charges                       --       328    $    8,040     0.93%
   2014  Lowest contract charge 1.30% Class B   $28.40        --            --       --      0.35%
         Highest contract charge 1.70% Class B  $20.22        --            --       --        --
         All contract charges                       --       294    $    7,409     1.04%
2013(u)  Lowest contract charge 1.30% Class B   $28.30        --            --       --     18.81%
         Highest contract charge 1.70% Class B  $20.22        --            --       --     18.31%
         All contract charges                       --       271    $    6,844     0.91%
AXA GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $15.92        --            --       --     12.99%
         Highest contract charge 1.70% Class B  $16.25        --            --       --     11.84%
         All contract charges                       --   255,967    $4,359,904     1.55%
   2016  Lowest contract charge 0.65% Class B   $14.09        --            --       --      7.39%
         Highest contract charge 1.70% Class B  $14.53        --            --       --      6.21%
         All contract charges                       --   237,828    $3,616,245     1.00%
   2015  Lowest contract charge 0.65% Class B   $13.12        --            --       --     (1.65)%
         Highest contract charge 1.70% Class B  $13.68        --            --       --     (2.63)%
         All contract charges                       --   217,542    $3,107,504     1.26%
   2014  Lowest contract charge 0.65% Class B   $13.34        --            --       --      4.96%
         Highest contract charge 1.70% Class B  $14.05        --            --       --      3.84%
         All contract charges                       --   165,833    $2,437,544     1.66%
2013(u)  Lowest contract charge 0.65% Class B   $12.71        --            --       --     19.45%
         Highest contract charge 1.70% Class B  $13.53        --            --       --     18.17%
         All contract charges                       --   100,706    $1,440,835     3.63%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.83        --            --       --     24.68%
         Highest contract charge 1.70% Class A  $12.42        --            --       --     24.20%
         All contract charges                       --       432    $    5,495     1.66%
   2016  Lowest contract charge 1.30% Class A   $10.29        --            --       --     (1.15)%
         Highest contract charge 1.70% Class A  $10.00        --            --       --     (1.48)%
         All contract charges                       --       434    $    4,432     0.29%
   2015  Lowest contract charge 1.30% Class A   $10.41        --            --       --     (5.54)%
         Highest contract charge 1.70% Class A  $10.15        --            --       --     (5.93)%
         All contract charges                       --       445    $    4,593     0.06%
   2014  Lowest contract charge 1.30% Class A   $11.02        --            --       --     (7.47)%
         Highest contract charge 1.70% Class A  $10.79        --            --       --     (7.86)%
         All contract charges                       --       388    $    4,253     1.62%
2013(u)  Lowest contract charge 1.30% Class A   $11.91        --            --       --     15.97%
         Highest contract charge 1.70% Class A  $11.71        --            --       --     15.48%
         All contract charges                       --       285    $    3,370     0.92%

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $17.85       --            --        --     24.65%
         Highest contract charge 1.70% Class B  $14.17       --            --        --     24.19%
         All contract charges                       --      491      $  8,206      1.66%
   2016  Lowest contract charge 1.30% Class B   $14.32       --            --        --     (1.10)%
         Highest contract charge 1.70% Class B  $11.41       --            --        --     (1.47)%
         All contract charges                       --      545      $  7,273      0.29%
   2015  Lowest contract charge 1.30% Class B   $14.48       --            --        --     (5.54)%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     (6.01)%
         All contract charges                       --      583      $  7,915      0.06%
   2014  Lowest contract charge 1.30% Class B   $15.33       --            --        --     (7.48)%
         Highest contract charge 1.70% Class B  $12.32       --            --        --     (7.85)%
         All contract charges                       --      545      $  7,822      1.62%
2013(u)  Lowest contract charge 1.30% Class B   $16.57       --            --        --     16.04%
         Highest contract charge 1.70% Class B  $13.37       --            --        --     15.56%
         All contract charges                       --      294      $  4,557      0.92%
AXA INTERNATIONAL MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B   $12.58       --            --        --     23.45%
         Highest contract charge 1.70% Class B  $12.25       --            --        --     22.13%
         All contract charges                       --    9,065      $113,324      1.96%
   2016  Lowest contract charge 0.65% Class B   $10.19       --            --        --     (0.78)%
         Highest contract charge 1.70% Class B  $10.03       --            --        --     (1.76)%
         All contract charges                       --   10,749      $109,748      1.23%
   2015  Lowest contract charge 0.65% Class B   $10.27       --            --        --     (3.02)%
         Highest contract charge 1.70% Class B  $10.21       --            --        --     (4.13)%
         All contract charges                       --   11,114      $115,259      0.04%
   2014  Lowest contract charge 0.65% Class B   $10.59       --            --        --     (7.11)%
         Highest contract charge 1.70% Class B  $10.65       --            --        --     (8.03)%
         All contract charges                       --   11,094      $119,622      0.84%
2013(u)  Lowest contract charge 0.65% Class B   $11.40       --            --        --     20.38%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     19.01%
         All contract charges                       --   10,689      $125,030        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.51       --            --        --     21.69%
         Highest contract charge 1.70% Class A  $12.11       --            --        --     21.34%
         All contract charges                       --      277      $  3,440      1.87%
   2016  Lowest contract charge 1.30% Class A   $10.28       --            --        --     (0.48)%
         Highest contract charge 1.70% Class A  $ 9.98       --            --        --     (0.99)%
         All contract charges                       --      306      $  3,115      0.45%
   2015  Lowest contract charge 1.30% Class A   $10.33       --            --        --     (4.44)%
         Highest contract charge 1.70% Class A  $10.08       --            --        --     (4.82)%
         All contract charges                       --      359      $  3,686      0.10%
   2014  Lowest contract charge 1.30% Class A   $10.81       --            --        --     (8.39)%
         Highest contract charge 1.70% Class A  $10.59       --            --        --     (8.71)%
         All contract charges                       --      375      $  4,031      1.63%
2013(u)  Lowest contract charge 1.30% Class A   $11.80       --            --        --     17.76%
         Highest contract charge 1.70% Class A  $11.60       --            --        --     17.29%
         All contract charges                       --      356      $  4,177      1.19%
AXA LARGE CAP CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $24.20       --            --        --     20.40%
         Highest contract charge 1.70% Class B  $17.39       --            --        --     19.93%
         All contract charges                       --      487      $ 10,843      1.01%
   2016  Lowest contract charge 1.30% Class B   $20.10       --            --        --      8.41%
         Highest contract charge 1.70% Class B  $14.50       --            --        --      7.97%
         All contract charges                       --      509      $  9,344      1.19%

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $18.54      --            --         --     (0.96)%
         Highest contract charge 1.70% Class B  $13.43      --            --         --     (1.40)%
         All contract charges                       --     493       $ 8,225       1.05%
   2014  Lowest contract charge 1.30% Class B   $18.72      --            --         --     10.18%
         Highest contract charge 1.70% Class B  $13.62      --            --         --      9.75%
         All contract charges                       --     464       $ 7,756       1.24%
2013(u)  Lowest contract charge 1.30% Class B   $16.99      --            --         --     29.79%
         Highest contract charge 1.70% Class B  $12.41      --            --         --     29.27%
         All contract charges                       --     222       $ 3,386       0.59%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $24.84      --            --         --     27.52%
         Highest contract charge 1.70% Class A  $24.03      --            --         --     27.01%
         All contract charges                       --     255       $ 6,271       0.48%
   2016  Lowest contract charge 1.30% Class A   $19.48      --            --         --      4.17%
         Highest contract charge 1.70% Class A  $18.92      --            --         --      3.73%
         All contract charges                       --     274       $ 5,298       0.56%
   2015  Lowest contract charge 1.30% Class A   $18.70      --            --         --      2.69%
         Highest contract charge 1.70% Class A  $18.24      --            --         --      2.24%
         All contract charges                       --     314       $ 5,839       0.30%
   2014  Lowest contract charge 1.30% Class A   $18.21      --            --         --      9.63%
         Highest contract charge 1.70% Class A  $17.84      --            --         --      9.25%
         All contract charges                       --     289       $ 5,230       0.24%
2013(u)  Lowest contract charge 1.30% Class A   $16.61      --            --         --     33.63%
         Highest contract charge 1.70% Class A  $16.33      --            --         --     33.09%
         All contract charges                       --     205       $ 3,406       0.19%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $29.00      --            --         --     27.53%
         Highest contract charge 1.70% Class B  $31.11      --            --         --     27.03%
         All contract charges                       --     668       $19,555       0.48%
   2016  Lowest contract charge 1.30% Class B   $22.74      --            --         --      4.17%
         Highest contract charge 1.70% Class B  $24.49      --            --         --      3.73%
         All contract charges                       --     733       $16,909       0.56%
   2015  Lowest contract charge 1.30% Class B   $21.83      --            --         --      2.68%
         Highest contract charge 1.70% Class B  $23.61      --            --         --      2.25%
         All contract charges                       --     772       $17,200       0.30%
   2014  Lowest contract charge 1.30% Class B   $21.26      --            --         --      9.64%
         Highest contract charge 1.70% Class B  $23.09      --            --         --      9.22%
         All contract charges                       --     720       $15,801       0.24%
2013(u)  Lowest contract charge 1.30% Class B   $19.39      --            --         --     33.63%
         Highest contract charge 1.70% Class B  $21.14      --            --         --     33.04%
         All contract charges                       --     446       $ 8,930       0.19%
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $21.52      --            --         --     12.38%
         Highest contract charge 1.70% Class A  $20.82      --            --         --     11.94%
         All contract charges                       --     503       $10,734       1.53%
   2016  Lowest contract charge 1.30% Class A   $19.15      --            --         --     13.85%
         Highest contract charge 1.70% Class A  $18.60      --            --         --     13.35%
         All contract charges                       --     489       $ 9,281       1.79%
   2015  Lowest contract charge 1.30% Class A   $16.82      --            --         --     (5.24)%
         Highest contract charge 1.70% Class A  $16.41      --            --         --     (5.64)%
         All contract charges                       --     976       $16,144       2.25%
   2014  Lowest contract charge 1.30% Class A   $17.75      --            --         --     10.73%
         Highest contract charge 1.70% Class A  $17.39      --            --         --     10.34%
         All contract charges                       --     349       $ 6,155       1.87%
2013(u)  Lowest contract charge 1.30% Class A   $16.03      --            --         --     30.75%
         Highest contract charge 1.70% Class A  $15.76      --            --         --     30.25%
         All contract charges                       --     185       $ 2,945       1.14%

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $19.95       --            --        --     12.33%
         Highest contract charge 1.70% Class B  $21.78       --            --        --     11.92%
         All contract charges                       --      734      $ 14,837      1.53%
   2016  Lowest contract charge 1.30% Class B   $17.76       --            --        --     13.85%
         Highest contract charge 1.70% Class B  $19.46       --            --        --     13.40%
         All contract charges                       --      811      $ 14,619      1.79%
   2015  Lowest contract charge 1.30% Class B   $15.60       --            --        --     (5.28)%
         Highest contract charge 1.70% Class B  $17.16       --            --        --     (5.66)%
         All contract charges                       --      817      $ 12,896      2.25%
   2014  Lowest contract charge 1.30% Class B   $16.47       --            --        --     10.76%
         Highest contract charge 1.70% Class B  $18.19       --            --        --     10.31%
         All contract charges                       --      805      $ 13,433      1.87%
2013(u)  Lowest contract charge 1.30% Class B   $14.87       --            --        --     30.78%
         Highest contract charge 1.70% Class B  $16.49       --            --        --     30.25%
         All contract charges                       --      311      $  4,740      1.14%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $23.52       --            --        --     10.89%
         Highest contract charge 1.70% Class A  $22.76       --            --        --     10.43%
         All contract charges                       --      229      $  5,338      1.07%
   2016  Lowest contract charge 1.30% Class A   $21.21       --            --        --     16.09%
         Highest contract charge 1.70% Class A  $20.61       --            --        --     15.66%
         All contract charges                       --      216      $  4,560      1.36%
   2015  Lowest contract charge 1.30% Class A   $18.27       --            --        --     (4.79)%
         Highest contract charge 1.70% Class A  $17.82       --            --        --     (5.16)%
         All contract charges                       --      199      $  3,604      0.85%
   2014  Lowest contract charge 1.30% Class A   $19.19       --            --        --      9.47%
         Highest contract charge 1.70% Class A  $18.79       --            --        --      8.99%
         All contract charges                       --      172      $  3,272      0.63%
2013(u)  Lowest contract charge 1.30% Class A   $17.53       --            --        --     31.31%
         Highest contract charge 1.70% Class A  $17.24       --            --        --     30.80%
         All contract charges                       --      105      $  1,821      0.50%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $27.07       --            --        --     10.85%
         Highest contract charge 1.70% Class B  $28.08       --            --        --     10.42%
         All contract charges                       --      489      $ 13,131      1.07%
   2016  Lowest contract charge 1.30% Class B   $24.42       --            --        --     16.12%
         Highest contract charge 1.70% Class B  $25.43       --            --        --     15.64%
         All contract charges                       --      515      $ 12,477      1.36%
   2015  Lowest contract charge 1.30% Class B   $21.03       --            --        --     (4.76)%
         Highest contract charge 1.70% Class B  $21.99       --            --        --     (5.17)%
         All contract charges                       --      429      $  8,993      0.85%
   2014  Lowest contract charge 1.30% Class B   $22.08       --            --        --      9.42%
         Highest contract charge 1.70% Class B  $23.19       --            --        --      8.98%
         All contract charges                       --      322      $  7,158      0.63%
2013(u)  Lowest contract charge 1.30% Class B   $20.18       --            --        --     31.38%
         Highest contract charge 1.70% Class B  $21.28       --            --        --     30.87%
         All contract charges                       --      251      $  5,120      0.50%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.30% Class A   $14.42       --            --        --      9.66%
         Highest contract charge 1.70% Class A  $13.95       --            --        --      9.15%
         All contract charges                       --    7,245      $103,678      1.29%
   2016  Lowest contract charge 1.30% Class A   $13.15       --            --        --      3.95%
         Highest contract charge 1.70% Class A  $12.78       --            --        --      3.57%
         All contract charges                       --    7,444      $ 97,273      0.97%

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE ALLOCATION (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $12.65        --            --       --     (2.17)%
         Highest contract charge 1.70% Class A     $12.34        --            --       --     (2.53)%
         All contract charges                          --     7,426    $   93,368     0.93%
   2014  Lowest contract charge 1.30% Class A      $12.93        --            --       --      1.73%
         Highest contract charge 1.70% Class A     $12.66        --            --       --      1.28%
         All contract charges                          --     6,400    $   82,370     1.26%
2013(u)  Lowest contract charge 1.30% Class A      $12.71        --            --       --     11.59%
         Highest contract charge 1.70% Class A     $12.50        --            --       --     11.21%
         All contract charges                          --     5,089    $   64,425     1.93%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $10.95        --            --       --      9.83%
         Highest contract charge 1.25% Class B     $11.50        --            --       --      9.63%
         All contract charges                          --     3,892    $   43,939     1.29%
   2016  Lowest contract charge 1.10% Class B      $ 9.97        --            --       --      4.18%
         Highest contract charge 1.25% Class B     $10.49        --            --       --      4.07%
         All contract charges                          --     3,079    $   31,796     0.97%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.57        --            --       --     (4.01)%
         Highest contract charge 1.25% Class B     $10.08        --            --       --     (2.14)%
         All contract charges                          --     1,656    $   16,584     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.30        --            --       --      1.78%
         Highest contract charge 1.25% Class B     $10.30        --            --       --      1.78%
         All contract charges                          --       643    $    6,617     1.26%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12        --            --       --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12        --            --       --      1.10%
         All contract charges                          --        30    $      299     1.93%
AXA MODERATE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B      $14.91        --            --       --     11.02%
         Highest contract charge 1.70% Class B     $15.14        --            --       --      9.87%
         All contract charges                          --   410,293    $6,460,092     1.40%
   2016  Lowest contract charge 0.65% Class B      $13.43        --            --       --      6.42%
         Highest contract charge 1.70% Class B     $13.78        --            --       --      5.27%
         All contract charges                          --   412,040    $5,886,347     0.93%
   2015  Lowest contract charge 0.65% Class B      $12.62        --            --       --     (1.48)%
         Highest contract charge 1.70% Class B     $13.09        --            --       --     (2.46)%
         All contract charges                          --   398,866    $5,398,722     1.10%
   2014  Lowest contract charge 0.65% Class B      $12.81        --            --       --      4.32%
         Highest contract charge 1.70% Class B     $13.42        --            --       --      3.23%
         All contract charges                          --   357,621    $4,954,307     1.33%
2013(u)  Lowest contract charge 0.65% Class B      $12.28        --            --       --     16.18%
         Highest contract charge 1.70% Class B     $13.00        --            --       --     14.84%
         All contract charges                          --   290,011    $3,891,368     2.54%
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.30% Class A      $16.45        --            --       --     13.37%
         Highest contract charge 1.70% Class A     $15.92        --            --       --     12.99%
         All contract charges                          --     2,208    $   36,100     1.43%
   2016  Lowest contract charge 1.30% Class A      $14.51        --            --       --      5.91%
         Highest contract charge 1.70% Class A     $14.09        --            --       --      5.39%
         All contract charges                          --     2,447    $   35,296     0.91%
   2015  Lowest contract charge 1.30% Class A      $13.70        --            --       --     (2.56)%
         Highest contract charge 1.70% Class A     $13.37        --            --       --     (2.90)%
         All contract charges                          --     2,757    $   37,605     0.93%
   2014  Lowest contract charge 1.30% Class A      $14.06        --            --       --      2.40%
         Highest contract charge 1.70% Class A     $13.77        --            --       --      2.00%
         All contract charges                          --     2,942    $   41,212     1.39%
2013(u)  Lowest contract charge 1.30% Class A      $13.73        --            --       --     18.26%
         Highest contract charge 1.70% Class A     $13.50        --            --       --     17.70%
         All contract charges                          --     3,055    $   41,813     2.05%

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $11.41        --            --       --     13.65%
         Highest contract charge 1.25% Class B     $12.26        --            --       --     13.41%
         All contract charges                          --     1,846    $   21,863     1.43%
   2016  Lowest contract charge 1.10% Class B      $10.04        --            --       --      6.13%
         Highest contract charge 1.25% Class B     $10.81        --            --       --      5.98%
         All contract charges                          --     1,404    $   14,859     0.91%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.46        --            --       --     (5.12)%
         Highest contract charge 1.25% Class B     $10.20        --            --       --     (2.49)%
         All contract charges                          --       898    $    9,049     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.47        --            --       --      2.55%
         Highest contract charge 1.25% Class B     $10.46        --            --       --      2.45%
         All contract charges                          --       594    $    6,215     1.39%
   2013  Lowest contract charge 1.20% Class B(c)   $10.21        --            --       --      1.90%
         Highest contract charge 1.25% Class B(c)  $10.21        --            --       --      1.90%
         All contract charges                          --        47    $      481     2.05%
AXA ULTRA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B      $10.16        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $ 9.91        --            --       --      0.20%
         All contract charges                          --    13,061    $  131,233     0.56%
   2016  Lowest contract charge 1.30% Class B      $10.10        --            --       --      0.10%
         Highest contract charge 1.70% Class B     $ 9.89        --            --       --     (0.30)%
         All contract charges                          --    23,917    $  239,324     0.22%
   2015  Lowest contract charge 1.30% Class B      $10.09        --            --       --     (1.37)%
         Highest contract charge 1.70% Class B     $ 9.92        --            --       --     (1.68)%
         All contract charges                          --     4,601    $   46,148     1.60%
   2014  Lowest contract charge 1.30% Class B      $10.23        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $10.09        --            --       --      0.20%
         All contract charges                          --       256    $    2,600     1.04%
2013(u)  Lowest contract charge 1.30% Class B      $10.17        --            --       --      0.79%
         Highest contract charge 1.70% Class B     $10.07        --            --       --      0.30%
         All contract charges                          --        39    $      397     0.78%
AXA/AB DYNAMIC GROWTH
   2017  Lowest contract charge 1.30% Class B      $10.98        --            --       --     13.31%
         Highest contract charge 1.70% Class B     $10.86        --            --       --     12.77%
         All contract charges                          --    48,758    $  534,452     1.10%
   2016  Lowest contract charge 1.30% Class B      $ 9.69        --            --       --      2.65%
         Highest contract charge 1.70% Class B     $ 9.63        --            --       --      2.23%
         All contract charges                          --    35.001    $  338,902     0.34%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.44        --            --       --     (5.22)%
         Highest contract charge 1.70% Class B(i)  $ 9.42        --            --       --     (5.42)%
         All contract charges                          --    15,626    $  147,439     0.28%
AXA/AB DYNAMIC MODERATE GROWTH
   2017  Lowest contract charge 0.30% Class B      $12.28        --            --       --     12.56%
         Highest contract charge 1.70% Class B     $13.06        --            --       --     10.96%
         All contract charges                          --   208,647    $2,775,306     1.21%
   2016  Lowest contract charge 0.30% Class B(c)   $10.91        --            --       --      3.41%
         Highest contract charge 1.70% Class B     $11.77        --            --       --      1.99%
         All contract charges                          --   209,957    $2,508,401     0.40%
   2015  Lowest contract charge 0.65% Class B      $12.15        --            --       --     (1.22)%
         Highest contract charge 1.70% Class B     $11.54        --            --       --     (2.29)%
         All contract charges                          --   207,777    $2,426,133     0.78%
   2014  Lowest contract charge 0.65% Class B      $12.30        --            --       --      4.06%
         Highest contract charge 1.70% Class B     $11.81        --            --       --      2.96%
         All contract charges                          --   170,494    $2,031,930     0.95%
2013(u)  Lowest contract charge 0.65% Class B      $11.82        --            --       --     15.43%
         Highest contract charge 1.70% Class B     $11.47        --            --       --     14.24%
         All contract charges                          --   115,146    $1,329,120     0.37%

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND
   2017  Lowest contract charge 1.10% Class B      $ 9.70       --           --         --     (0.92)%
         Highest contract charge 1.25% Class B     $ 9.42       --           --         --     (1.05)%
         All contract charges                          --      214      $ 2,045       0.53%
   2016  Lowest contract charge 1.10% Class B      $ 9.79       --           --         --     (0.91)%
         Highest contract charge 1.25% Class B     $ 9.52       --           --         --     (1.04)%
         All contract charges                          --      173      $ 1,662       0.10%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.10)%
         Highest contract charge 1.25% Class B     $ 9.62       --           --         --     (1.74)%
         All contract charges                          --      120      $ 1,167       0.00%
   2014  Lowest contract charge 1.20% Class B      $ 9.80       --           --         --     (1.71)%
         Highest contract charge 1.25% Class B     $ 9.79       --           --         --     (1.81)%
         All contract charges                          --       57      $   560       0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --     (0.20)%
         All contract charges                          --       23      $   229       0.00%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class A(a)   $28.51       --           --         --     21.06%
         Highest contract charge 1.70% Class A     $27.59       --           --         --     20.59%
         All contract charges                          --    1,839      $51,700       0.28%
   2016  Lowest contract charge 0.65% Class A      $18.66       --           --         --     11.87%
         Highest contract charge 1.70% Class A     $22.88       --           --         --     10.69%
         All contract charges                          --    1,730      $40,211       0.40%
   2015  Lowest contract charge 0.65% Class A      $16.68       --           --         --     (3.53)%
         Highest contract charge 1.70% Class A     $20.67       --           --         --     (4.57)%
         All contract charges                          --    1,447      $30,413       0.05%
   2014  Lowest contract charge 0.65% Class A      $17.29       --           --         --      2.86%
         Highest contract charge 1.70% Class A     $21.66       --           --         --      1.83%
         All contract charges                          --    1,187      $26,079       0.07%
2013(u)  Lowest contract charge 0.65% Class A      $16.81       --           --         --     37.34%
         Highest contract charge 1.70% Class A     $21.27       --           --         --     35.82%
         All contract charges                          --      980      $21,064       0.06%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.10% Class B(i)   $12.39       --           --         --     21.35%
         Highest contract charge 1.70% Class B     $37.41       --           --         --     20.60%
         All contract charges                          --    1,053      $22,411       0.28%
   2016  Lowest contract charge 0.30% Class B      $11.62       --           --         --     12.16%
         Highest contract charge 1.70% Class B     $31.02       --           --         --     10.67%
         All contract charges                          --      927      $18,137       0.40%
   2015  Lowest contract charge 0.30% Class B(c)   $10.36       --           --         --     (3.18)%
         Highest contract charge 1.70% Class B     $28.03       --           --         --     (4.56)%
         All contract charges                          --      913      $17,098       0.05%
   2014  Lowest contract charge 1.20% Class B      $10.58       --           --         --      2.32%
         Highest contract charge 1.70% Class B     $29.37       --           --         --      1.80%
         All contract charges                          --      741      $15,872       0.07%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.34       --           --         --      4.23%
         Highest contract charge 1.70% Class B     $28.85       --           --         --     35.83%
         All contract charges                          --      486      $12,294       0.06%
AXA/CLEARBRIDGE LARGE CAP GROWTH
   2017  Lowest contract charge 1.30% Class B      $17.89       --           --         --     23.98%
         Highest contract charge 1.70% Class B     $17.39       --           --         --     23.42%
         All contract charges                          --    4,380      $82,106       0.07%
   2016  Lowest contract charge 1.30% Class B      $14.43       --           --         --     (0.41)%
         Highest contract charge 1.70% Class B     $14.09       --           --         --     (0.84)%
         All contract charges                          --    4,991      $75,699       0.00%

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $14.49       --           --         --     (0.07)%
         Highest contract charge 1.70% Class B  $14.21       --           --         --     (0.42)%
         All contract charges                       --    5,919      $89,723       0.00%
   2014  Lowest contract charge 1.30% Class B   $14.50       --           --         --      2.47%
         Highest contract charge 1.70% Class B  $14.27       --           --         --      2.00%
         All contract charges                       --    6,403      $97,019       0.00%
2013(u)  Lowest contract charge 1.30% Class B   $14.15       --           --         --     37.25%
         Highest contract charge 1.70% Class B  $13.99       --           --         --     36.75%
         All contract charges                       --    5,150      $76,479       0.00%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.54       --           --         --      8.53%
         Highest contract charge 1.70% Class A  $16.01       --           --         --      8.18%
         All contract charges                       --    1,021      $16,485       2.49%
   2016  Lowest contract charge 1.30% Class A   $15.24       --           --         --      9.01%
         Highest contract charge 1.70% Class A  $14.80       --           --         --      8.58%
         All contract charges                       --      289      $ 4,352       2.58%
   2015  Lowest contract charge 1.30% Class A   $13.98       --           --         --     (4.25)%
         Highest contract charge 1.70% Class A  $13.63       --           --         --     (4.69)%
         All contract charges                       --      263      $ 3,656       2.29%
   2014  Lowest contract charge 1.30% Class A   $14.60       --           --         --      4.81%
         Highest contract charge 1.70% Class A  $14.30       --           --         --      4.38%
         All contract charges                       --      268      $ 3,905       2.50%
2013(u)  Lowest contract charge 1.30% Class A   $13.93       --           --         --     13.07%
         Highest contract charge 1.70% Class A  $13.70       --           --         --     12.66%
         All contract charges                       --      213      $ 2,948       2.60%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $14.57       --           --         --      8.57%
         Highest contract charge 1.70% Class B  $13.92       --           --         --      8.16%
         All contract charges                       --      365      $ 5,231       2.49%
   2016  Lowest contract charge 1.30% Class B   $13.42       --           --         --      9.02%
         Highest contract charge 1.70% Class B  $12.87       --           --         --      8.52%
         All contract charges                       --      397      $ 5,258       2.58%
   2015  Lowest contract charge 1.30% Class B   $12.31       --           --         --     (4.35)%
         Highest contract charge 1.70% Class B  $11.86       --           --         --     (4.66)%
         All contract charges                       --      421      $ 5,107       2.29%
   2014  Lowest contract charge 1.30% Class B   $12.87       --           --         --      4.89%
         Highest contract charge 1.70% Class B  $12.44       --           --         --      4.45%
         All contract charges                       --      445      $ 5,631       2.50%
2013(u)  Lowest contract charge 1.30% Class B   $12.27       --           --         --     13.09%
         Highest contract charge 1.70% Class B  $11.91       --           --         --     12.57%
         All contract charges                       --      397      $ 4,815       2.60%
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $22.87       --           --         --     10.27%
         Highest contract charge 1.70% Class A  $22.13       --           --         --      9.88%
         All contract charges                       --      131      $ 2,962       0.55%
   2016  Lowest contract charge 1.30% Class A   $20.74       --           --         --     23.31%
         Highest contract charge 1.70% Class A  $20.14       --           --         --     22.73%
         All contract charges                       --      150      $ 3,089       0.37%
   2015  Lowest contract charge 1.30% Class A   $16.82       --           --         --     (7.79)%
         Highest contract charge 1.70% Class A  $16.41       --           --         --     (8.12)%
         All contract charges                       --      153      $ 2,567       0.23%
   2014  Lowest contract charge 1.30% Class A   $18.24       --           --         --      0.83%
         Highest contract charge 1.70% Class A  $17.86       --           --         --      0.39%
         All contract charges                       --      171      $ 3,093       0.02%
2013(u)  Lowest contract charge 1.30% Class A   $18.09       --           --         --     34.90%
         Highest contract charge 1.70% Class A  $17.79       --           --         --     34.37%
         All contract charges                       --      230      $ 4,119       0.12%

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $17.47       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $16.69       --            --        --      9.87%
         All contract charges                          --      529      $  9,057      0.55%
   2016  Lowest contract charge 1.30% Class B      $15.84       --            --        --     23.17%
         Highest contract charge 1.70% Class B     $15.19       --            --        --     22.70%
         All contract charges                          --      543      $  8,432      0.37%
   2015  Lowest contract charge 1.30% Class B      $12.86       --            --        --     (7.75)%
         Highest contract charge 1.70% Class B     $12.38       --            --        --     (8.09)%
         All contract charges                          --      608      $  7,652      0.23%
   2014  Lowest contract charge 1.30% Class B      $13.94       --            --        --      0.87%
         Highest contract charge 1.70% Class B     $13.47       --            --        --      0.37%
         All contract charges                          --      603      $  8,255      0.02%
2013(u)  Lowest contract charge 1.30% Class B      $13.82       --            --        --     34.83%
         Highest contract charge 1.70% Class B     $13.42       --            --        --     34.33%
         All contract charges                          --      510      $  6,962      0.12%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A(a)   $17.83       --            --        --     13.49%
         Highest contract charge 1.70% Class A     $17.25       --            --        --     12.97%
         All contract charges                          --      420      $  7,420      1.65%
   2016  Lowest contract charge 0.65% Class A      $14.81       --            --        --      8.82%
         Highest contract charge 1.70% Class A     $15.27       --            --        --      7.69%
         All contract charges                          --      490      $  7,636      1.61%
   2015  Lowest contract charge 0.65% Class        $13.61       --            --        --     (3.48)%
         Highest contract charge 1.70% Class A     $14.18       --            --        --     (4.45)%
         All contract charges                          --      575      $  8,293      1.28%
   2014  Lowest contract charge 1.30% Class A      $15.16       --            --        --      4.12%
         Highest contract charge 1.70% Class A     $14.84       --            --        --      3.63%
         All contract charges                          --      431      $  6,475      1.96%
2013(u)  Lowest contract charge 1.30% Class A      $14.56       --            --        --     21.74%
         Highest contract charge 1.70% Class A     $14.32       --            --        --     21.25%
         All contract charges                          --      242      $  3,504      1.27%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $13.04       --            --        --     13.49%
         Highest contract charge 1.70% Class B     $12.49       --            --        --     13.03%
         All contract charges                          --      451      $  5,783      1.65%
   2016  Lowest contract charge 1.30% Class B      $11.49       --            --        --      8.09%
         Highest contract charge 1.70% Class B     $11.05       --            --        --      7.59%
         All contract charges                          --      476      $  5,409      1.61%
   2015  Lowest contract charge 1.30% Class B      $10.63       --            --        --     (4.06)%
         Highest contract charge 1.70% Class B     $10.27       --            --        --     (4.38)%
         All contract charges                          --      513      $  5,380      1.28%
   2014  Lowest contract charge 1.30% Class B      $11.08       --            --        --      4.14%
         Highest contract charge 1.70% Class B     $10.74       --            --        --      3.67%
         All contract charges                          --      504      $  5,525      1.96%
2013(u)  Lowest contract charge 1.30% Class B      $10.64       --            --        --     21.60%
         Highest contract charge 1.70% Class B     $10.36       --            --        --     21.17%
         All contract charges                          --      456      $  4,799      1.27%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.94       --            --        --      8.96%
         Highest contract charge 1.70% Class B     $10.83       --            --        --      8.63%
         All contract charges                          --   41,484      $453,329      0.53%
   2016  Lowest contract charge 1.30% Class B      $10.04       --            --        --      4.58%
         Highest contract charge 1.70% Class B     $ 9.97       --            --        --      4.07%
         All contract charges                          --   29,121      $291,950      0.38%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.60       --            --        --     (4.19)%
         Highest contract charge 1.70% Class B(i)  $ 9.58       --            --        --     (4.39)%
         All contract charges                          --   11,556      $110,896      0.32%

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/INVESCO STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.49       --            --        --      8.37%
         Highest contract charge 1.70% Class B     $10.38       --            --        --      7.90%
         All contract charges                          --   22,093      $231,467      0.31%
   2016  Lowest contract charge 1.30% Class B      $ 9.68       --            --        --      1.89%
         Highest contract charge 1.70% Class B     $ 9.62       --            --        --      1.58%
         All contract charges                          --   16,629      $160,825      0.06%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.50       --            --        --     (4.33)%
         Highest contract charge 1.70% Class B(i)  $ 9.47       --            --        --     (4.63)%
         All contract charges                          --    6,921      $ 65,722      0.16%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.30% Class A(a)   $19.52       --            --        --     26.26%
         Highest contract charge 1.70% Class A     $18.89       --            --        --     25.77%
         All contract charges                          --    1,844      $ 35,682      0.00%
   2016  Lowest contract charge 0.65% Class A      $12.58       --            --        --     (4.91)%
         Highest contract charge 1.70% Class A     $15.02       --            --        --     (5.95)%
         All contract charges                          --    1,909      $ 29,259      0.00%
   2015  Lowest contract charge 0.65% Class A      $13.23       --            --        --     (6.10)%
         Highest contract charge 1.70% Class A     $15.97       --            --        --     (7.15)%
         All contract charges                          --    2,119      $ 34,453      0.00%
   2014  Lowest contract charge 0.65% Class A      $14.09       --            --        --     (1.40)%
         Highest contract charge 1.70% Class A     $17.20       --            --        --     (2.38)%
         All contract charges                          --    2,193      $ 38,236      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $14.29       --            --        --     37.67%
         Highest contract charge 1.70% Class A     $17.62       --            --        --     36.17%
         All contract charges                          --    1,976      $ 35,165      0.00%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.10% Class B      $10.68       --            --        --     26.54%
         Highest contract charge 1.70% Class B     $23.49       --            --        --     25.75%
         All contract charges                          --    1,012      $ 18,086      0.00%
   2016  Lowest contract charge 1.10% Class B      $ 8.44       --            --        --     (5.38)%
         Highest contract charge 1.70% Class B     $18.68       --            --        --     (5.99)%
         All contract charges                          --      952      $ 14,661      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.92       --            --        --     (9.81)%
         Highest contract charge 1.70% Class B     $19.87       --            --        --     (7.06)%
         All contract charges                          --      874      $ 14,987      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.46       --            --        --     (1.88)%
         Highest contract charge 1.70% Class B     $21.38       --            --        --     (2.42)%
         All contract charges                          --      770      $ 14,709      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.66       --            --        --      4.61%
         Highest contract charge 1.70% Class B     $21.91       --            --        --     36.17%
         All contract charges                          --      569      $ 12,387      0.00%
AXA/LEGG MASON STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $11.56       --            --        --      9.37%
         Highest contract charge 1.70% Class B     $11.47       --            --        --      8.93%
         All contract charges                          --   10,544      $121,791      1.06%
   2016  Lowest contract charge 1.30% Class B(k)   $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B(k)  $10.53       --            --        --      4.57%
         All contract charges                          --    4,872      $ 51,475      1.29%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.30% Class A      $25.65       --            --        --     32.90%
         Highest contract charge 1.70% Class A     $24.81       --            --        --     32.32%
         All contract charges                          --    1,959      $ 49,866      0.19%
   2016  Lowest contract charge 1.30% Class A      $19.30       --            --        --      5.41%
         Highest contract charge 1.70% Class A     $18.75       --            --        --      4.98%
         All contract charges                          --    1,554      $ 29,781      0.43%

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $18.31       --           --         --     10.10%
         Highest contract charge 1.70% Class A     $17.86       --           --         --      9.64%
         All contract charges                          --      944      $17,189       0.14%
   2014  Lowest contract charge 1.30% Class A      $16.63       --           --         --      6.40%
         Highest contract charge 1.70% Class A     $16.29       --           --         --      5.99%
         All contract charges                          --      833      $13,769       0.12%
2013(u)  Lowest contract charge 1.30% Class A      $15.63       --           --         --     25.54%
         Highest contract charge 1.70% Class A     $15.37       --           --         --     25.06%
         All contract charges                          --      815      $12,676       0.86%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.10% Class B      $14.43       --           --         --     33.12%
         Highest contract charge 1.70% Class B     $23.89       --           --         --     32.28%
         All contract charges                          --    1,211      $20,879       0.19%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --      5.65%
         Highest contract charge 1.70% Class B     $18.06       --           --         --      5.00%
         All contract charges                          --      767      $10,726       0.43%
   2015  Lowest contract charge 1.10% Class B(i)   $10.26       --           --         --      3.64%
         Highest contract charge 1.70% Class B     $17.20       --           --         --      9.62%
         All contract charges                          --      262      $ 3,907       0.14%
   2014  Lowest contract charge 1.20% Class B      $11.16       --           --         --      6.49%
         Highest contract charge 1.70% Class B     $15.69       --           --         --      6.01%
         All contract charges                          --      179      $ 2,603       0.12%
2013(u)  Lowest contract charge 1.30% Class B      $14.94       --           --         --     25.65%
         Highest contract charge 1.70% Class B     $14.80       --           --         --     25.11%
                                                       --      141      $ 2,105       0.86%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A      $20.25       --           --         --     12.69%
         Highest contract charge 1.70% Class A     $19.60       --           --         --     12.26%
         All contract charges                          --       62      $ 1,241       1.02%
   2016  Lowest contract charge 1.30% Class A      $17.97       --           --         --     11.68%
         Highest contract charge 1.70% Class A     $17.46       --           --         --     11.28%
         All contract charges                          --       66      $ 1,169       2.30%
   2015  Lowest contract charge 1.30% Class A      $16.09       --           --         --     (3.65)%
         Highest contract charge 1.70% Class A     $15.69       --           --         --     (4.04)%
         All contract charges                          --       72      $ 1,139       2.01%
   2014  Lowest contract charge 1.30% Class A      $16.70       --           --         --      8.30%
         Highest contract charge 1.70% Class A     $16.35       --           --         --      7.85%
         All contract charges                          --       76      $ 1,232       2.03%
2013(u)  Lowest contract charge 1.30% Class A      $15.42       --           --         --     27.54%
         Highest contract charge 1.70% Class A     $15.16       --           --         --     27.07%
         All contract charges                          --       76      $ 1,172       0.71%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $15.96       --           --         --     12.71%
         Highest contract charge 1.70% Class B     $15.24       --           --         --     12.22%
         All contract charges                          --      192      $ 3,006       1.02%
   2016  Lowest contract charge 1.30% Class B      $14.16       --           --         --     11.76%
         Highest contract charge 1.70% Class B     $13.58       --           --         --     11.31%
         All contract charges                          --      225      $ 3,109       2.30%
   2015  Lowest contract charge 1.30% Class B      $12.67       --           --         --     (3.65)%
         Highest contract charge 1.70% Class B     $12.20       --           --         --     (4.09)%
         All contract charges                          --      218      $ 2,713       2.01%
   2014  Lowest contract charge 1.30% Class B      $13.15       --           --         --      8.23%
         Highest contract charge 1.70% Class B     $12.72       --           --         --      7.89%
         All contract charges                          --      201      $ 2,588       2.03%
2013(u)  Lowest contract charge 1.30% Class B      $12.15       --           --         --     27.63%
         Highest contract charge 1.70% Class B(a)  $11.79       --           --         --     18.61%
         All contract charges                          --      155      $ 1,865       0.71%

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A     $17.36       --            --        --     19.72%
         Highest contract charge 1.70% Class A    $16.80       --            --        --     19.23%
         All contract charges                         --      190      $  3,264      1.38%
   2016  Lowest contract charge 1.30% Class A     $14.50       --            --        --      3.87%
         Highest contract charge 1.70% Class A    $14.09       --            --        --      3.53%
         All contract charges                         --      210      $  3,005      0.69%
   2015  Lowest contract charge 1.30% Class A     $13.96       --            --        --     (3.86)%
         Highest contract charge 1.70% Class A    $13.61       --            --        --     (4.29)%
         All contract charges                         --      236      $  3,279      0.00%
   2014  Lowest contract charge 1.30% Class A     $14.52       --            --        --     (0.27)%
         Highest contract charge 1.70% Class A    $14.22       --            --        --     (0.63)%
         All contract charges                         --      263      $  3,814      1.55%
2013(u)  Lowest contract charge 1.30% Class A     $14.56       --            --        --     25.30%
         Highest contract charge 1.70% Class A    $14.31       --            --        --     24.76%
         All contract charges                         --      250      $  3,628      0.87%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 0.30% Class B     $12.78       --            --        --     20.91%
         Highest contract charge 1.70% Class B    $13.18       --            --        --     19.17%
         All contract charges                         --    1,160      $ 15,399      1.38%
   2016  Lowest contract charge 0.30% Class B     $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B    $11.06       --            --        --      3.56%
         All contract charges                         --    1,265      $ 14,084      0.69%
   2015  Lowest contract charge 0.30% Class B     $10.07       --            --        --     (2.89)%
         Highest contract charge 1.70% Class B    $10.68       --            --        --     (4.30)%
         All contract charges                         --    1,295      $ 13,927      0.00%
   2014  Lowest contract charge 0.30% Class B     $10.37       --            --        --      0.78%
         Highest contract charge 1.70% Class B    $11.16       --            --        --     (0.62)%
         All contract charges                         --    1,232      $ 13,865      1.55%
2013(u)  Lowest contract charge 1.30% Class B     $11.57       --            --        --     25.35%
         Highest contract charge 1.70% Class B    $11.23       --            --        --     24.78%
         All contract charges                         --      955      $ 10,886      0.87%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.03       --            --        --     13.38%
         Highest contract charge 1.70% Class III  $14.00       --            --        --     11.82%
         All contract charges                         --    9,120      $121,106      1.31%
   2016  Lowest contract charge 0.30% Class III   $10.61       --            --        --      3.51%
         Highest contract charge 1.70% Class III  $12.52       --            --        --      2.04%
         All contract charges                         --    8,837      $105,416      1.26%
   2015  Lowest contract charge 0.30% Class III   $10.25       --            --        --     (1.35)%
         Highest contract charge 1.70% Class III  $12.27       --            --        --     (2.70)%
         All contract charges                         --    8,262      $ 97,493      1.11%
   2014  Lowest contract charge 0.30% Class III   $10.39       --            --        --      1.66%
         Highest contract charge 1.70% Class III  $12.61       --            --        --      0.24%
         All contract charges                         --    6,696      $ 83,065      2.52%
2013(u)  Lowest contract charge 0.65% Class III   $11.94       --            --        --     13.61%
         Highest contract charge 1.70% Class III  $12.58       --            --        --     12.42%
         All contract charges                         --    5,103      $ 64,719      1.20%
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.83       --            --        --     24.68%
         Highest contract charge 1.25% Class III  $12.32       --            --        --     23.32%
         All contract charges                         --      205      $  2,496      1.08%
   2016  Lowest contract charge 0.30% Class III   $10.29       --            --        --      3.00%
         Highest contract charge 1.25% Class III  $ 9.99       --            --        --      2.15%
         All contract charges                         --      282      $  2,793      1.81%

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class III      $ 9.99       --           --         --      0.10%
         Highest contract charge 1.25% Class III     $ 9.78       --           --         --     (0.81)%
         All contract charges                            --      270      $ 2,630       1.19%
   2014  Lowest contract charge 0.30% Class III      $ 9.98       --           --         --     (4.68)%
         Highest contract charge 1.25% Class III     $ 9.86       --           --         --     (5.65)%
         All contract charges                            --      144      $ 1,430       1.36%
   2013  Lowest contract charge 1.20% Class III(c)   $10.45       --           --         --      5.03%
         Highest contract charge 1.25% Class III(c)  $10.45       --           --         --      5.03%
         All contract charges                            --        3      $    27       0.17%
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
   2017  Lowest contract charge 1.30% Class III(a)   $27.12       --           --         --     27.50%
         Highest contract charge 1.70% Class III     $26.24       --           --         --     27.01%
         All contract charges                            --    1,611      $43,359       0.00%
   2016  Lowest contract charge 0.65% Class III      $19.69       --           --         --      6.84%
         Highest contract charge 1.70% Class III     $20.66       --           --         --      5.73%
         All contract charges                            --    1,589      $33,551       0.48%
   2015  Lowest contract charge 0.65% Class III      $18.43       --           --         --      1.82%
         Highest contract charge 1.70% Class III     $19.54       --           --         --      0.77%
         All contract charges                            --    1,580      $31,474       0.39%
   2014  Lowest contract charge 0.65% Class III      $18.10       --           --         --     13.27%
         Highest contract charge 1.70% Class III     $19.39       --           --         --     12.02%
         All contract charges                            --    1,264      $24,892       0.46%
2013(u)  Lowest contract charge 0.65% Class III      $15.98       --           --         --     32.72%
         Highest contract charge 1.70% Class III     $17.31       --           --         --     31.34%
         All contract charges                            --      882      $15,474       0.66%
CHARTER/SM/ AGGRESSIVE GROWTH
   2017  Lowest contract charge 1.10% Class B        $11.07       --           --         --     15.55%
         Highest contract charge 1.25% Class B       $11.69       --           --         --     15.29%
         All contract charges                            --      556      $ 6,418       1.27%
   2016  Lowest contract charge 1.10% Class B        $ 9.58       --           --         --      7.28%
         Highest contract charge 1.25% Class B       $10.14       --           --         --      7.19%
         All contract charges                            --      524      $ 5,261       0.83%
   2015  Lowest contract charge 1.10% Class B(i)     $ 8.93       --           --         --     (9.71)%
         Highest contract charge 1.25% Class B       $ 9.46       --           --         --     (6.80)%
         All contract charges                            --      448      $ 4,229       0.99%
   2014  Lowest contract charge 1.20% Class B        $10.16       --           --         --        --
         Highest contract charge 1.25% Class B       $10.15       --           --         --     (0.10)%
         All contract charges                            --      302      $ 3,066       1.76%
   2013  Lowest contract charge 1.20% Class B(c)     $10.16       --           --         --      1.80%
         Highest contract charge 1.25% Class B(c)    $10.16       --           --         --      1.80%
         All contract charges                            --       13      $   130       2.10%
CHARTER/SM/ CONSERVATIVE
   2017  Lowest contract charge 1.10% Class B        $10.59       --           --         --      6.86%
         Highest contract charge 1.25% Class B       $10.79       --           --         --      6.73%
         All contract charges                            --    2,892      $31,054       1.70%
   2016  Lowest contract charge 1.10% Class B        $ 9.91       --           --         --      4.54%
         Highest contract charge 1.25% Class B       $10.11       --           --         --      4.44%
         All contract charges                            --    2,872      $28,929       2.49%
   2015  Lowest contract charge 1.10% Class B(i)     $ 9.48       --           --         --     (4.63)%
         Highest contract charge 1.25% Class B       $ 9.68       --           --         --     (3.87)%
         All contract charges                            --    1,788      $17,270       1.75%
   2014  Lowest contract charge 1.20% Class B        $10.08       --           --         --      0.80%
         Highest contract charge 1.25% Class B       $10.07       --           --         --      0.70%
         All contract charges                            --      945      $ 9,527       2.79%
   2013  Lowest contract charge 1.20% Class B(c)     $10.00       --           --         --      0.30%
         Highest contract charge 1.25% Class B(c)    $10.00       --           --         --      0.30%
         All contract charges                            --       70      $   700       1.50%

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
CHARTER/SM/ GROWTH
2017  Lowest contract charge 1.10% Class B      $10.98       --           --         --     13.55%
      Highest contract charge 1.25% Class B     $11.53       --           --         --     13.48%
      All contract charges                          --    1,178      $13,482       1.35%
2016  Lowest contract charge 1.10% Class B      $ 9.67       --           --         --      6.38%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      6.17%
      All contract charges                          --    1,228      $12,410       1.36%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.09       --           --         --     (8.27)%
      Highest contract charge 1.25% Class B     $ 9.57       --           --         --     (5.81)%
      All contract charges                          --    1,243      $11,889       1.06%
2014  Lowest contract charge 1.20% Class B      $10.17       --           --         --      0.49%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      0.40%
      All contract charges                          --    1,004      $10,199       1.88%
2013  Lowest contract charge 1.20% Class B(c)   $10.12       --           --         --      1.40%
      Highest contract charge 1.25% Class B(c)  $10.12       --           --         --      1.40%
      All contract charges                          --      171      $ 1,727       1.54%
CHARTER/SM/ MODERATE(S)
2017  Lowest contract charge 0.30% Class B      $11.58       --           --         --     10.60%
      Highest contract charge 1.70% Class B     $10.76       --           --         --      9.02%
      All contract charges                          --    3,037      $33,504       1.73%
2016  Lowest contract charge 0.30% Class B      $10.47       --           --         --      5.86%
      Highest contract charge 1.70% Class B     $ 9.87       --           --         --      4.44%
      All contract charges                          --    2,339      $23,612       1.95%
2015  Lowest contract charge 0.30% Class B(g)   $ 9.89       --           --         --     (3.32)%
      Highest contract charge 1.70% Class B(c)  $ 9.45       --           --         --     (6.16)%
      All contract charges                          --    2,049      $19,789       1.48%
2014  Lowest contract charge 1.20% Class B      $10.12       --           --         --      0.60%
      Highest contract charge 1.25% Class B     $10.11       --           --         --      0.50%
      All contract charges                          --    1,347      $13,626       2.50%
2013  Lowest contract charge 1.20% Class B(c)   $10.06       --           --         --      0.80%
      Highest contract charge 1.25% Class B(c)  $10.06       --           --         --      0.80%
      All contract charges                          --       44      $   446       1.57%
CHARTER/SM/ MODERATE GROWTH
2017  Lowest contract charge 0.30% Class B      $11.88       --           --         --     12.50%
      Highest contract charge 1.65% Class B     $10.96       --           --         --     11.04%
      All contract charges                          --    2,155      $24,244       1.38%
2016  Lowest contract charge 0.30% Class B(c)   $10.56       --           --         --      6.56%
      Highest contract charge 1.65% Class B     $ 9.87       --           --         --      5.00%
      All contract charges                          --    2,156      $21,857       1.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.27       --           --         --     (6.65)%
      Highest contract charge 1.65% Class B     $ 9.40       --           --         --     (6.75)%
      All contract charges                          --    1,739      $16,803       1.58%
2014  Lowest contract charge 1.20% Class B      $10.18       --           --         --      0.69%
      Highest contract charge 1.25% Class B     $10.17       --           --         --      0.59%
      All contract charges                          --      850      $ 8,641       2.28%
2013  Lowest contract charge 1.20% Class B(c)   $10.11       --           --         --      1.30%
      Highest contract charge 1.25% Class B(c)  $10.11       --           --         --      1.30%
      All contract charges                          --       38      $   380       1.83%
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 1.30% Class B      $11.67       --           --         --
      Highest contract charge 1.70% Class B     $27.15       --           --         --      0.95%
      All contract charges                          --      139      $ 1,798       1.55%     0.52%
2016  Lowest contract charge 1.30% Class B      $11.56       --           --         --
      Highest contract charge 1.70% Class B     $27.01       --           --         --      1.58%
      All contract charges                          --      150      $ 1,938       1.98%     1.16%

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
CHARTER/SM/ MULTI-SECTOR BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class B       $11.38       --           --         --
         Highest contract charge 1.70% Class B      $26.70       --           --         --      (1.90)%
         All contract charges                           --      192      $ 2,406       1.49%     (2.31)%
   2014  Lowest contract charge 1.30% Class B       $11.60       --           --         --
         Highest contract charge 1.70% Class B      $27.33       --           --         --       1.05%
         All contract charges                           --      209      $ 2,730       2.51%      0.63%
2013(u)  Lowest contract charge 1.30% Class B       $11.48       --           --         --
         Highest contract charge 1.70% Class B      $27.16       --           --         --      (2.21)%
         All contract charges                           --      218      $ 2,823       3.77%     (2.55)%
CHARTER/SM/ SMALL CAP GROWTH
   2017  Lowest contract charge 0.30% Class B       $13.01       --           --         --      24.02%
         Highest contract charge 1.70% Class B      $12.59       --           --         --      22.23%
         All contract charges                           --      993      $ 9,947       2.67%
   2016  Lowest contract charge 0.30% Class B       $10.49       --           --         --       9.04%
         Highest contract charge 1.70% Class B      $10.30       --           --         --       7.52%
         All contract charges                           --      969      $ 7,997       0.00%
   2015  Lowest contract charge 0.30% Class B       $ 9.62       --           --         --      (6.33)%
         Highest contract charge 1.70% Class B      $ 9.58       --           --         --      (7.71)%
         All contract charges                           --    1,003      $ 7,879       0.29%
   2014  Lowest contract charge 0.30% Class B       $10.27       --           --         --      (2.93)%
         Highest contract charge 1.70% Class B      $10.38       --           --         --      (4.24)%
         All contract charges                           --      892      $ 7,627       0.00%
2013(u)  Lowest contract charge 1.30% Class B       $ 6.64       --           --         --      45.93%
         Highest contract charge 1.70% Class B      $10.84       --           --         --      45.31%
         All contract charges                           --      738      $ 6,370       0.00%
CHARTER/SM/ SMALL CAP VALUE
   2017  Lowest contract charge 1.10% Class B       $11.55       --           --         --
         Highest contract charge 1.70% Class B      $24.23       --           --         --      10.10%
         All contract charges                           --      705      $13,781       1.28%      9.39%
   2016  Lowest contract charge 1.10% Class B       $10.49       --           --         --
         Highest contract charge 1.70% Class B      $22.15       --           --         --      23.85%
         All contract charges                           --    1,040      $19,843       1.81%     23.12%
   2015  Lowest contract charge 1.10% Class B(i)    $ 8.47       --           --         --
         Highest contract charge 1.70% Class B      $17.99       --           --         --     (14.27)%
         All contract charges                           --    1,317      $20,338       0.87%    (14.62)%
   2014  Lowest contract charge 1.20% Class B       $ 9.81       --           --         --
         Highest contract charge 1.70% Class B      $21.07       --           --         --      (6.21)%
         All contract charges                           --      731      $12,106       0.19%     (6.73)%
2013(u)  Lowest contract charge 1.20% Class B(c)    $10.46       --           --         --
         Highest contract charge 1.70% Class B      $22.59       --           --         --       4.70%
         All contract charges                           --      584      $11,411       0.75%     40.31%
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class II      $10.59       --           --         --      14.73%
         Highest contract charge 1.70% Class II     $11.57       --           --         --      14.10%
         All contract charges                           --    4,641      $53,721       0.27%
   2016  Lowest contract charge 1.10% Class II      $ 9.23       --           --         --      (0.22)%
         Highest contract charge 1.70% Class II     $10.14       --           --         --      (0.78)%
         All contract charges                           --    4,463      $45,225       0.42%
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.25       --           --         --      (8.87)%
         Highest contract charge 1.70% Class II     $10.22       --           --         --      (3.68)%
         All contract charges                           --    4,018      $41,163       0.11%
   2014  Lowest contract charge 1.20% Class II(e)   $10.64       --           --         --       6.93%
         Highest contract charge 1.70% Class II(e)  $10.61       --           --         --       6.63%
         All contract charges                           --    1,072      $11,398       0.00%

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $12.59       --           --         --
      Highest contract charge 1.70% Class II          $12.44       --           --         --     17.77%
      All contract charges                                --    1,025      $12,893       1.14%    17.25%
2016  Lowest contract charge 1.30 % Class II          $10.69       --           --         --
      Highest contract charge 1.70% Class II          $10.61       --           --         --      7.98%
      All contract charges                                --      781      $ 8,342       1.41%     7.61%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.90       --           --         --
      Highest contract charge 1.70% Class II(g)       $ 9.86       --           --         --     (1.69)%
      All contract charges                                --      456      $ 4,512       2.35%    (2.09)%
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2017  Lowest contract charge 1.10% Class II           $12.64       --           --         --     17.69%
      Highest contract charge 1.70% Class II          $13.10       --           --         --     16.96%
      All contract charges                                --    2,293      $30,208       1.46%
2016  Lowest contract charge 1.10% Class II           $10.74       --           --         --     13.53%
      Highest contract charge 1.70% Class II          $11.20       --           --         --     12.90%
      All contract charges                                --    1,916      $21,544       1.68%
2015  Lowest contract charge 1.10% Class II(i)        $ 9.46       --           --         --     (4.64)%
      Highest contract charge 1.70% Class II          $ 9.92       --           --         --     (6.06)%
      All contract charges                                --    1,198      $11,927       2.27%
2014  Lowest contract charge 1.20% Class II(e)        $10.59       --           --         --      6.54%
      Highest contract charge 1.70% Class II(e)       $10.56       --           --         --      6.24%
      All contract charges                                --      286      $ 3,032       4.46%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $11.80       --           --         --     11.11%
      Highest contract charge 1.70% Class II          $11.66       --           --         --     10.63%
      All contract charges                                --      391      $ 4,609       0.20%
2016  Lowest contract charge 1.30 % Class II          $10.62       --           --         --      7.71%
      Highest contract charge 1.70% Class II          $10.54       --           --         --      7.33%
      All contract charges                                --      349      $ 3,714       0.44%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.86       --           --         --     (3.14)%
      Highest contract charge 1.70% Class II(g)       $ 9.82       --           --         --     (3.54)%
      All contract charges                                --      229      $ 2,255       0.04%
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2017  Lowest contract charge 0.30% Service Class      $11.04       --           --         --
      Highest contract charge 1.25% Service Class     $10.61       --           --         --      4.55%
      All contract charges                                --    1,656      $17,317       2.26%     3.61%
2016  Lowest contract charge 0.30% Service Class      $10.56       --           --         --
      Highest contract charge 1.25% Service Class     $10.24       --           --         --      3.02%
      All contract charges                                --    1,317      $13,346       2.90%     1.99%
2015  Lowest contract charge 0.30% Service Class(c)   $10.25       --           --         --
      Highest contract charge 1.25% Service Class     $10.04       --           --         --     (1.63)%
      All contract charges                                --      990      $ 9,912       2.62%    (2.62)%
2014  Lowest contract charge 1.20% Service Class      $10.31       --           --         --
      Highest contract charge 1.25% Service Class     $10.31       --           --         --      3.72%
      All contract charges                                --      588      $ 6,060       0.88%     3.72%
2013  Lowest contract charge 1.20 Service Class(c)    $ 9.94       --           --         --
      Highest contract charge 1.25% Service Class(c)  $ 9.94       --           --         --     (0.10)%
      All contract charges                                --       15      $   144       0.00%    (0.10)%
DELAWARE VIP(R) EMERGING MARKETS SERIES
2017  Lowest contract charge 1.10% Service Class      $12.26       --           --         --     38.69%
      Highest contract charge 1.25% Service Class     $11.61       --           --         --     38.38%
      All contract charges                                --      267      $ 3,190       0.28%
2016  Lowest contract charge 1.10% Service Class      $ 8.84       --           --         --     12.47%
      Highest contract charge 1.25% Service Class     $ 8.39       --           --         --     12.32%
      All contract charges                                --      122      $ 1,032       0.82%

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
DELAWARE VIP(R) EMERGING MARKETS SERIES (CONTINUED)
   2015  Lowest contract charge 1.10% Service Class(i)   $ 7.86       --            --        --     (18.30)%
         Highest contract charge 1.25% Service Class     $ 7.47       --            --        --     (15.88)%
         All contract charges                                --      105      $    790      0.52%
   2014  Lowest contract charge 1.20% Service Class      $ 8.88       --            --        --      (9.39)%
         Highest contract charge 1.25% Service Class     $ 8.88       --            --        --      (9.39)%
         All contract charges                                --       60      $    537      0.25%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 9.80       --            --        --       0.72%
         Highest contract charge 1.25% Service Class(c)  $ 9.80       --            --        --       0.72%
         All contract charges                                --        5      $     46      0.00%
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
   2017  Lowest contract charge 0.30% Service Class(c)   $10.46       --            --        --       1.65%
         Highest contract charge 1.25% Service Class     $10.05       --            --        --       0.60%
         All contract charges                                --    1,017      $ 10,209      1.79%
   2016  Lowest contract charge 1.10% Service Class      $ 9.92       --            --        --       0.51%
         Highest contract charge 1.25% Service Class     $ 9.99       --            --        --       0.40%
         All contract charges                                --      904      $  9,014      1.45%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.87       --            --        --      (1.00)%
         Highest contract charge 1.25% Service Class     $ 9.95       --            --        --      (0.60)%
         All contract charges                                --      637      $  6,330      1.46%
   2014  Lowest contract charge 1.20% Service Class      $10.02       --            --        --       0.40%
         Highest contract charge 1.25% Service Class     $10.01       --            --        --       0.30%
         All contract charges                                --      429      $  4,300      1.57%
   2013  Lowest contract charge 1.25% Service Class(c)   $ 9.98       --            --        --      (0.10)%
         Highest contract charge 1.25% Service Class(c)  $ 9.98       --            --        --      (0.10)%
         All contract charges                                --       --            --      0.00%
EATON VANCE VT FLOATING-RATE INCOME FUND
   2017  Lowest contract charge 0.30% Initial Class      $11.18       --            --        --       3.14%
         Highest contract charge 1.70% Initial Class     $10.55       --            --        --       1.74%
         All contract charges                                --    2,652      $ 28,322      3.26%
   2016  Lowest contract charge 0.30% Initial Class      $10.84       --            --        --       8.62%
         Highest contract charge 1.70% Initial Class     $10.37       --            --        --       7.13%
         All contract charges                                --    1,954      $ 20,455      3.47%
   2015  Lowest contract charge 0.30% Initial Class(c)   $ 9.98       --            --        --      (1.29)%
         Highest contract charge 1.70% Initial Class(g)  $ 9.68       --            --        --      (3.68)%
         All contract charges                                --    1,245      $ 12,125      3.34%
   2014  Lowest contract charge 1.20% Initial Class      $10.00       --            --        --      (0.50)%
         Highest contract charge 1.25% Initial Class     $ 9.99       --            --        --      (0.60)%
         All contract charges                                --      566      $  5,664      3.17%
   2013  Lowest contract charge 1.20% Initial Class(c)   $10.05       --            --        --       0.20%
         Highest contract charge 1.25% Initial Class(c)  $10.05       --            --        --       0.20%
         All contract charges                                --       29      $    290      0.48%
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 0.65% Class A            $19.96       --            --        --       7.37%
         Highest contract charge 1.70% Class A           $20.29       --            --        --       6.29%
         All contract charges                                --    6,202      $128,933      1.41%
   2016  Lowest contract charge 0.65% Class A            $18.59       --            --        --      17.21%
         Highest contract charge 1.70% Class A           $19.09       --            --        --      15.98%
         All contract charges                                --    6,386      $124,498      1.54%
   2015  Lowest contract charge 0.65% Class A            $15.86       --            --        --      (6.76)%
         Highest contract charge 1.70% Class A           $16.46       --            --        --      (7.79)%
         All contract charges                                --    6,479      $108,583      1.38%
   2014  Lowest contract charge 0.65% Class A            $17.01       --            --        --       9.04%
         Highest contract charge 1.70% Class A           $17.85       --            --        --       7.85%
         All contract charges                                --    5,944      $107,665      1.22%
2013(u)  Lowest contract charge 0.65% Class A            $15.60       --            --        --      36.84%
         Highest contract charge 1.70% Class A           $16.55       --            --        --      35.43%
         All contract charges                                --    4,625      $ 77,441      1.90%

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 1.10% Class B      $11.11       --           --         --       6.93%
         Highest contract charge 1.25% Class B     $13.03       --           --         --       6.80%
         All contract charges                          --    1,534      $18,662       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      16.74%
         Highest contract charge 1.25% Class B     $12.20       --           --         --      16.41%
         All contract charges                          --    1,279      $14,868       1.54%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.90       --           --         --     (10.73)%
         Highest contract charge 1.25% Class B     $10.48       --           --         --      (7.26)%
         All contract charges                          --    1,014      $10,445       1.38%
   2014  Lowest contract charge 1.20% Class B      $11.31       --           --         --       8.33%
         Highest contract charge 1.25% Class B     $11.30       --           --         --       8.34%
         All contract charges                          --      615      $ 6,959       1.22%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --           --         --       3.06%
         Highest contract charge 1.25% Class B(c)  $10.43       --           --         --       2.96%
         All contract charges                          --       45      $   475       1.90%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class A      $26.91       --           --         --      23.78%
         Highest contract charge 1.70% Class A     $26.04       --           --         --      23.30%
         All contract charges                          --      518      $13,770       0.77%
   2016  Lowest contract charge 1.30% Class A      $21.74       --           --         --       7.04%
         Highest contract charge 1.70% Class A     $21.12       --           --         --       6.61%
         All contract charges                          --      544      $11,682       0.88%
   2015  Lowest contract charge 1.30% Class A      $20.31       --           --         --       0.59%
         Highest contract charge 1.70% Class A     $19.81       --           --         --       0.15%
         All contract charges                          --      579      $11,637       0.60%
   2014  Lowest contract charge 1.30% Class A      $20.19       --           --         --       9.08%
         Highest contract charge 1.70% Class A     $19.78       --           --         --       8.62%
         All contract charges                          --      558      $11,176       0.76%
2013(u)  Lowest contract charge 1.30% Class A      $18.51       --           --         --      30.08%
         Highest contract charge 1.70% Class A     $18.21       --           --         --      29.61%
         All contract charges                          --      453      $ 8,324       1.76%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class B      $27.04       --           --         --      23.81%
         Highest contract charge 1.70% Class B     $24.25       --           --         --      23.35%
         All contract charges                          --      237      $ 6,170       0.77%
   2016  Lowest contract charge 1.30% Class B      $21.84       --           --         --       7.01%
         Highest contract charge 1.70% Class B     $19.66       --           --         --       6.56%
         All contract charges                          --      248      $ 5,200       0.88%
   2015  Lowest contract charge 1.30% Class B      $20.41       --           --         --       0.59%
         Highest contract charge 1.70% Class B     $18.45       --           --         --       0.22%
         All contract charges                          --      254      $ 4,999       0.60%
   2014  Lowest contract charge 1.30% Class B      $20.29       --           --         --       9.09%
         Highest contract charge 1.70% Class B     $18.41       --           --         --       8.61%
         All contract charges                          --      254      $ 4,987       0.76%
2013(u)  Lowest contract charge 1.30% Class B      $18.60       --           --         --      30.07%
         Highest contract charge 1.70% Class B     $16.95       --           --         --      29.49%
         All contract charges                          --      267      $ 4,841       1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.30% Class A      $25.12       --           --         --      18.88%
         Highest contract charge 1.70% Class A     $24.30       --           --         --      18.42%
         All contract charges                          --    1,676      $41,761       1.44%
   2016  Lowest contract charge 1.30% Class A      $21.13       --           --         --      10.28%
         Highest contract charge 1.70% Class A     $20.52       --           --         --       9.79%
         All contract charges                          --    1,377      $28,892       1.68%

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.16       --            --        --      (1.39)%
         Highest contract charge 1.70% Class A     $18.69       --            --        --      (1.79)%
         All contract charges                          --    1,300      $ 24,735      1.71%
   2014  Lowest contract charge 1.30% Class A      $19.43       --            --        --      10.65%
         Highest contract charge 1.70% Class A     $19.03       --            --        --      10.19%
         All contract charges                          --      929      $ 17,926      1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.56       --            --        --      30.75%
         Highest contract charge 1.70% Class A     $17.27       --            --        --      30.24%
         All contract charges                          --      585      $ 10,230      1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.10% Class B      $12.65       --            --        --      19.11%
         Highest contract charge 1.25% Class B     $14.94       --            --        --      18.95%
         All contract charges                          --      685      $  9,549      1.44%
   2016  Lowest contract charge 1.10% Class B      $10.62       --            --        --      10.51%
         Highest contract charge 1.25% Class B     $12.56       --            --        --      10.37%
         All contract charges                          --      476      $  5,821      1.68%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.61       --            --        --      (3.90)%
         Highest contract charge 1.25% Class B     $11.38       --            --        --      (1.30)%
         All contract charges                          --      365      $  4,121      1.71%
   2014  Lowest contract charge 1.20% Class B      $11.54       --            --        --      10.75%
         Highest contract charge 1.25% Class B     $11.53       --            --        --      10.65%
         All contract charges                          --      177      $  2,041      1.61%
   2013  Lowest contract charge 1.20% Class B(c)   $10.42       --            --        --       3.37%
         Highest contract charge 1.25% Class B(c)  $10.42       --            --        --       3.37%
         All contract charges                          --       10      $     99      1.76%
EQ/CORE BOND INDEX
   2017  Lowest contract charge 0.65% Class B      $10.49       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.29       --            --        --      (0.29)%
         All contract charges                          --   31,580      $333,707      1.59%
   2016  Lowest contract charge 0.65% Class B      $10.41       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.32       --            --        --      (0.29)%
         All contract charges                          --   31,436      $332,136      1.45%
   2015  Lowest contract charge 0.65% Class B      $10.33       --            --        --      (0.29)%
         Highest contract charge 1.70% Class B     $10.35       --            --        --      (1.24)%
         All contract charges                          --   30,704      $325,029      1.46%
   2014  Lowest contract charge 0.65% Class B      $10.36       --            --        --       1.77%
         Highest contract charge 1.70% Class B     $10.48       --            --        --       0.67%
         All contract charges                          --   30,215      $323,566      1.32%
2013(u)  Lowest contract charge 0.65% Class B      $10.18       --            --        --      (2.21)%
         Highest contract charge 1.70% Class B     $10.41       --            --        --      (3.34)%
         All contract charges                          --   29,915      $317,364      1.23%
EQ/EMERGING MARKETS EQUITY PLUS
   2017  Lowest contract charge 1.10% Class B      $10.63       --            --        --      32.54%
         Highest contract charge 1.70% Class B     $10.12       --            --        --      31.60%
         All contract charges                          --      726      $  7,516      1.06%
   2016  Lowest contract charge 1.10% Class B      $ 8.02       --            --        --       8.53%
         Highest contract charge 1.70% Class B     $ 7.69       --            --        --       7.85%
         All contract charges                          --      535      $  4,188      0.90%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.39       --            --        --     (23.50)%
         Highest contract charge 1.70% Class B     $ 7.13       --            --        --     (19.53)%
         All contract charges                          --      348      $  2,519      0.32%
   2014  Lowest contract charge 1.20% Class B      $ 9.28       --            --        --      (4.33)%
         Highest contract charge 1.70% Class B     $ 8.86       --            --        --      (4.73)%
         All contract charges                          --      283      $  2,543      0.67%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.34       --            --        --      (6.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.30       --            --        --      (6.63)%
         All contract charges                          --       78      $    732      0.69%

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.65% Class A      $23.31       --            --        --     20.22%
         Highest contract charge 1.70% Class A     $24.25       --            --        --     18.99%
         All contract charges                          --    9,298      $230,465      1.57%
   2016  Lowest contract charge 0.65% Class A(c)   $19.39       --            --        --     10.55%
         Highest contract charge 1.70% Class A     $20.38       --            --        --      9.33%
         All contract charges                          --    8,016      $166,506      1.79%
   2015  Lowest contract charge 1.30% Class A      $19.11       --            --        --     (0.47)%
         Highest contract charge 1.70% Class A     $18.64       --            --        --     (0.90)%
         All contract charges                          --    7,002      $132,404      1.96%
   2014  Lowest contract charge 1.30% Class A      $19.20       --            --        --     11.50%
         Highest contract charge 1.70% Class A     $18.81       --            --        --     11.04%
         All contract charges                          --    5,070      $ 96,494      1.80%
2013(u)  Lowest contract charge 1.30% Class A      $17.22       --            --        --     29.77%
         Highest contract charge 1.70% Class A     $16.94       --            --        --     29.31%
         All contract charges                          --    3,194      $ 54,612      1.82%
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.30% Class B      $15.84       --            --        --     20.64%
         Highest contract charge 1.25% Class B     $15.22       --            --        --     19.56%
         All contract charges                          --    5,525      $ 78,918      1.57%
   2016  Lowest contract charge 0.30% Class B      $13.13       --            --        --     10.90%
         Highest contract charge 1.25% Class B     $12.73       --            --        --      9.84%
         All contract charges                          --    3,637      $ 44,022      1.79%
   2015  Lowest contract charge 0.30% Class B(c)   $11.84       --            --        --      0.51%
         Highest contract charge 1.25% Class B     $11.59       --            --        --     (0.52)%
         All contract charges                          --    2,185      $ 24,797      1.96%
   2014  Lowest contract charge 1.20% Class B      $11.66       --            --        --     11.69%
         Highest contract charge 1.25% Class B     $11.65       --            --        --     11.59%
         All contract charges                          --    1,097      $ 12,785      1.80%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --            --        --      3.16%
         Highest contract charge 1.25% Class B(c)  $10.44       --            --        --      3.16%
         All contract charges                          --       14      $    146      1.82%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class A      $10.23       --            --        --      3.33%
         Highest contract charge 1.70% Class A     $ 9.90       --            --        --      2.91%
         All contract charges                          --      503      $  5,098      0.04%
   2016  Lowest contract charge 1.30% Class A      $ 9.90       --            --        --     (0.60)%
         Highest contract charge 1.70% Class A     $ 9.62       --            --        --     (1.03)%
         All contract charges                          --      563      $  5,534      1.84%
   2015  Lowest contract charge 0.65% Class A      $ 9.62       --            --        --     (4.37)%
         Highest contract charge 1.70% Class A     $ 9.72       --            --        --     (5.45)%
         All contract charges                          --      582      $  5,767      0.04%
   2014  Lowest contract charge 0.65% Class A      $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class A     $10.28       --            --        --     (0.77)%
         All contract charges                          --      621      $  6,477      0.70%
2013(u)  Lowest contract charge 1.30% Class A      $10.54       --            --        --     (3.83)%
         Highest contract charge 1.70% Class A     $10.36       --            --        --     (4.25)%
         All contract charges                          --      562      $  5,899      0.01%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class B      $11.74       --            --        --      3.35%
         Highest contract charge 1.70% Class B     $11.17       --            --        --      2.85%
         All contract charges                          --      405      $  4,649      0.04%
   2016  Lowest contract charge 1.30% Class B      $11.36       --            --        --     (0.70)%
         Highest contract charge 1.70% Class B     $10.86       --            --        --     (1.00)%
         All contract charges                          --      410      $  4,568      1.84%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $11.44       --            --        --     (4.98)%
         Highest contract charge 1.70% Class B     $10.97       --            --        --     (5.43)%
         All contract charges                          --      445      $  5,002      0.04%
   2014  Lowest contract charge 1.30% Class B      $12.04       --            --        --     (0.50)%
         Highest contract charge 1.70% Class B     $11.60       --            --        --     (0.85)%
         All contract charges                          --      445      $  5,262      0.70%
2013(u)  Lowest contract charge 1.30% Class B      $12.10       --            --        --     (3.74)%
         Highest contract charge 1.70% Class B     $11.70       --            --        --     (4.18)%
         All contract charges                          --      454      $  5,404      0.01%
EQ/INTERMEDIATE GOVERNMENT BOND
   2017  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.00%
         Highest contract charge 1.70% Class B     $ 9.66       --            --        --     (1.33)%
         All contract charges                          --   12,267      $123,980      0.85%
   2016  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.10%
         Highest contract charge 1.70% Class B     $ 9.79       --            --        --     (1.21)%
         All contract charges                          --   12,441      $126,941      0.68%
   2015  Lowest contract charge 0.30% Class B(c)   $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $ 9.91       --            --        --     (1.29)%
         All contract charges                          --   12,206      $125,847      0.59%
   2014  Lowest contract charge 0.65% Class B      $10.07       --            --        --      0.80%
         Highest contract charge 1.70% Class B     $10.04       --            --        --     (0.20)%
         All contract charges                          --   12,538      $130,682      0.41%
2013(u)  Lowest contract charge 0.65% Class B      $ 9.99       --            --        --     (2.25)%
         Highest contract charge 1.70% Class B     $10.06       --            --        --     (3.36)%
         All contract charges                          --   12,463      $129,739      0.22%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 1.30% Class A      $13.55       --            --        --     21.63%
         Highest contract charge 1.70% Class A     $13.11       --            --        --     21.16%
         All contract charges                          --    2,318      $ 31,039      2.94%
   2016  Lowest contract charge 0.65% Class A      $10.91       --            --        --      1.58%
         Highest contract charge 1.70% Class A     $10.82       --            --        --      0.46%
         All contract charges                          --    2,071      $ 22,815      3.01%
   2015  Lowest contract charge 0.65% Class A      $10.74       --            --        --     (2.81)%
         Highest contract charge 1.70% Class A     $10.77       --            --        --     (3.84)%
         All contract charges                          --    1,880      $ 20,562      2.82%
   2014  Lowest contract charge 0.65% Class A      $11.05       --            --        --     (7.53)%
         Highest contract charge 1.70% Class A     $11.20       --            --        --     (8.50)%
         All contract charges                          --    1,362      $ 15,412      4.42%
2013(u)  Lowest contract charge 0.65% Class A      $11.95       --            --        --     20.71%
         Highest contract charge 1.70% Class A     $12.24       --            --        --     19.41%
         All contract charges                          --      639      $  7,902      2.96%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 0.30% Class B      $11.49       --            --        --     22.89%
         Highest contract charge 1.25% Class B     $11.04       --            --        --     21.72%
         All contract charges                          --    1,689      $ 18,593      2.94%
   2016  Lowest contract charge 0.30% Class B      $ 9.35       --            --        --      1.85%
         Highest contract charge 1.25% Class B     $ 9.07       --            --        --      0.89%
         All contract charges                          --    1,217      $ 11,019      3.01%
   2015  Lowest contract charge 0.30% Class B(c)   $ 9.18       --            --        --     (2.44)%
         Highest contract charge 1.25% Class B     $ 8.99       --            --        --     (3.33)%
         All contract charges                          --      745      $  6,690      2.82%
   2014  Lowest contract charge 1.20% Class B      $ 9.31       --            --        --     (8.00)%
         Highest contract charge 1.25% Class B     $ 9.30       --            --        --     (8.10)%
         All contract charges                          --      500      $  4,652      4.42%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12       --            --        --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12       --            --        --      1.10%
         All contract charges                          --        4      $     40      2.96%

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class A(e)  $23.63       --           --         --     16.46%
         Highest contract charge 1.70% Class A    $22.86       --           --         --     15.98%
         All contract charges                         --    1,362      $31,909       0.80%
   2016  Lowest contract charge 0.65% Class A     $18.72       --           --         --     16.56%
         Highest contract charge 1.70% Class A    $19.71       --           --         --     15.40%
         All contract charges                         --    1,379      $27,771       2.49%
   2015  Lowest contract charge 0.65% Class A     $16.06       --           --         --     (6.79)%
         Highest contract charge 1.70% Class A    $17.08       --           --         --     (7.78)%
         All contract charges                         --    1,482      $25,762       2.15%
   2014  Lowest contract charge 0.65% Class A     $17.23       --           --         --      8.23%
         Highest contract charge 1.70% Class A    $18.52       --           --         --      7.05%
         All contract charges                         --    1,384      $25,986       2.26%
2013(u)  Lowest contract charge 0.65% Class A     $15.92       --           --         --     34.23%
         Highest contract charge 1.70% Class A    $17.30       --           --         --     32.77%
         All contract charges                         --      299      $ 5,249       4.77%
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class B     $20.84       --           --         --     16.42%
         Highest contract charge 1.70% Class B    $19.80       --           --         --     15.99%
         All contract charges                         --      461      $ 9,403       0.80%
   2016  Lowest contract charge 1.30% Class B     $17.90       --           --         --     15.86%
         Highest contract charge 1.70% Class B    $17.07       --           --         --     15.42%
         All contract charges                         --      489      $ 8,604       2.49%
   2015  Lowest contract charge 1.30% Class B     $15.45       --           --         --     (7.37)%
         Highest contract charge 1.70% Class B    $14.79       --           --         --     (7.79)%
         All contract charges                         --      604      $ 9,159       2.15%
   2014  Lowest contract charge 1.30% Class B     $16.68       --           --         --      7.47%
         Highest contract charge 1.70% Class B    $16.04       --           --         --      7.00%
         All contract charges                         --      612      $10,036       2.26%
2013(u)  Lowest contract charge 1.30% Class B     $15.52       --           --         --     33.33%
         Highest contract charge 1.70% Class B    $14.99       --           --         --     32.77%
         All contract charges                         --      192      $ 2,939       4.77%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class A     $24.93       --           --         --     16.22%
         Highest contract charge 1.70% Class A    $24.12       --           --         --     15.74%
         All contract charges                         --      485      $11,969       0.87%
   2016  Lowest contract charge 0.65% Class A     $20.41       --           --         --     20.77%
         Highest contract charge 1.70% Class A    $20.84       --           --         --     19.50%
         All contract charges                         --      467      $ 9,912       1.14%
   2015  Lowest contract charge 0.65% Class A     $16.90       --           --         --     (2.93)%
         Highest contract charge 1.70% Class A    $17.44       --           --         --     (3.96)%
         All contract charges                         --      406      $ 7,204       0.74%
   2014  Lowest contract charge 0.65% Class A     $17.41       --           --         --     13.64%
         Highest contract charge 1.70% Class A    $18.16       --           --         --     12.45%
         All contract charges                         --      365      $ 6,734       1.09%
2013(u)  Lowest contract charge 0.65% Class A     $15.32       --           --         --     34.98%
         Highest contract charge 1.70% Class A    $16.15       --           --         --     33.47%
         All contract charges                         --      371      $ 6,078       2.08%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class B     $26.68       --           --         --     16.20%
         Highest contract charge 1.70% Class B    $27.15       --           --         --     15.73%
         All contract charges                         --      378      $ 9,976       0.87%
   2016  Lowest contract charge 1.30% Class B     $22.96       --           --         --     19.96%
         Highest contract charge 1.70% Class B    $23.46       --           --         --     19.45%
         All contract charges                         --      327      $ 7,422       1.14%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $19.14       --           --         --     (3.58)%
         Highest contract charge 1.70% Class B     $19.64       --           --         --     (3.91)%
         All contract charges                          --      248      $ 4,682       0.74%
   2014  Lowest contract charge 1.30% Class B      $19.85       --           --         --     12.91%
         Highest contract charge 1.70% Class B     $20.44       --           --         --     12.43%
         All contract charges                          --      156      $ 3,131       1.09%
2013(u)  Lowest contract charge 1.30% Class B      $17.58       --           --         --     33.99%
         Highest contract charge 1.70% Class B     $18.18       --           --         --     33.48%
         All contract charges                          --      127      $ 2,263       2.08%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 0.65% Class A      $24.85       --           --         --     28.42%
         Highest contract charge 1.70% Class A     $26.55       --           --         --     27.03%
         All contract charges                          --    1,806      $49,189       0.81%
   2016  Lowest contract charge 1.30% Class A      $21.51       --           --         --      4.93%
         Highest contract charge 1.70% Class A     $20.90       --           --         --      4.55%
         All contract charges                          --    1,533      $32,753       1.12%
   2015  Lowest contract charge 1.30% Class A      $20.50       --           --         --      3.54%
         Highest contract charge 1.70% Class A     $19.99       --           --         --      3.09%
         All contract charges                          --    1,290      $26,251       0.97%
   2014  Lowest contract charge 1.30% Class A      $19.80       --           --         --     10.74%
         Highest contract charge 1.70% Class A     $19.39       --           --         --     10.30%
         All contract charges                          --      993      $19,557       1.17%
2013(u)  Lowest contract charge 1.30% Class A      $17.88       --           --         --     30.80%
         Highest contract charge 1.70% Class A     $17.58       --           --         --     30.22%
         All contract charges                          --      698      $12,399       1.10%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 1.10% Class B      $13.28       --           --         --     27.82%
         Highest contract charge 1.25% Class B     $16.09       --           --         --     27.60%
         All contract charges                          --    1,263      $18,737       0.81%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      5.16%
         Highest contract charge 1.25% Class B     $12.61       --           --         --      5.08%
         All contract charges                          --      859      $10,320       1.12%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.20)%
         Highest contract charge 1.25% Class B     $12.00       --           --         --      3.54%
         All contract charges                          --      473      $ 5,594       0.97%
   2014  Lowest contract charge 1.20% Class B      $11.60       --           --         --     10.90%
         Highest contract charge 1.25% Class B     $11.59       --           --         --     10.80%
         All contract charges                          --      278      $ 3,223       1.17%
   2013  Lowest contract charge 1.30% Class B(c)   $10.46       --           --         --      3.87%
         Highest contract charge 1.70% Class B(c)  $10.46       --           --         --      3.87%
         All contract charges                          --       15      $   157       1.10%
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.30% Class A      $23.02       --           --         --     11.53%
         Highest contract charge 1.70% Class A     $22.27       --           --         --     11.07%
         All contract charges                          --    1,325      $30,204       2.05%
   2016  Lowest contract charge 1.30% Class A      $20.64       --           --         --     14.99%
         Highest contract charge 1.70% Class A     $20.05       --           --         --     14.51%
         All contract charges                          --    1,107      $22,642       2.25%
   2015  Lowest contract charge 1.30% Class A      $17.95       --           --         --     (5.68)%
         Highest contract charge 1.70% Class A     $17.51       --           --         --     (6.06)%
         All contract charges                          --    1,441      $25,524       2.87%
   2014  Lowest contract charge 1.30% Class A      $19.03       --           --         --     11.16%
         Highest contract charge 1.70% Class A     $18.64       --           --         --     10.69%
         All contract charges                          --      910      $17,135       2.02%
2013(u)  Lowest contract charge 1.30% Class A      $17.12       --           --         --     29.89%
         Highest contract charge 1.70% Class A     $16.84       --           --         --     29.34%
         All contract charges                          --      544      $ 9,242       1.80%

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.10% Class B      $12.11       --           --         --     11.72%
         Highest contract charge 1.25% Class B     $14.02       --           --         --     11.54%
         All contract charges                          --      811      $10,859       2.05%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --     15.20%
         Highest contract charge 1.25% Class B     $12.57       --           --         --     15.11%
         All contract charges                          --      539      $ 6,576       2.25%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.41       --           --         --     (5.81)%
         Highest contract charge 1.25% Class B     $10.92       --           --         --     (5.70)%
         All contract charges                          --      324      $ 3,514       2.87%
   2014  Lowest contract charge 1.20% Class B      $11.58       --           --         --     11.24%
         Highest contract charge 1.25% Class B     $11.58       --           --         --     11.24%
         All contract charges                          --      151      $ 1,749       2.02%
   2013  Lowest contract charge 1.20% Class B(c)   $10.41       --           --         --      2.76%
         Highest contract charge 1.25% Class B(c)  $10.41       --           --         --      2.76%
         All contract charges                          --        7      $    73       1.80%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 1.30% Class A      $16.50       --           --         --     30.43%
         Highest contract charge 1.70% Class A     $15.96       --           --         --     29.86%
         All contract charges                          --    1,833      $29,949       0.86%
   2016  Lowest contract charge 1.30% Class A      $12.65       --           --         --      0.64%
         Highest contract charge 1.70% Class A     $12.29       --           --         --      0.24%
         All contract charges                          --    1,611      $20,205       1.02%
   2015  Lowest contract charge 1.30% Class A      $12.57       --           --         --     (1.10)%
         Highest contract charge 1.70% Class A     $12.26       --           --         --     (1.53)%
         All contract charges                          --    1,570      $19,572       0.62%
   2014  Lowest contract charge 1.30% Class A      $12.71       --           --         --     (6.27)%
         Highest contract charge 1.70% Class A     $12.45       --           --         --     (6.60)%
         All contract charges                          --    1,355      $17,105       1.04%
2013(u)  Lowest contract charge 1.30% Class A      $13.56       --           --         --     12.16%
         Highest contract charge 1.70% Class A     $13.33       --           --         --     11.74%
         All contract charges                          --    1,117      $15,044       1.10%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 0.30% Class B(c)   $12.70       --           --         --     31.61%
         Highest contract charge 1.70% Class B     $20.00       --           --         --     29.87%
         All contract charges                          --    1,359      $17,271       0.86%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --      0.88%
         Highest contract charge 1.70% Class B     $15.40       --           --         --      0.20%
         All contract charges                          --    1,176      $11,810       1.02%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.13       --           --         --     (8.52)%
         Highest contract charge 1.70% Class B     $15.37       --           --         --     (1.47)%
         All contract charges                          --      973      $10,104       0.62%
   2014  Lowest contract charge 1.20% Class B      $ 9.40       --           --         --     (6.19)%
         Highest contract charge 1.70% Class B     $15.60       --           --         --     (6.64)%
         All contract charges                          --      809      $ 8,848       1.04%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.02       --           --         --      0.50%
         Highest contract charge 1.70% Class B     $16.71       --           --         --     11.70%
         All contract charges                          --      613      $ 7,458       1.10%
EQ/MID CAP INDEX
   2017  Lowest contract charge 1.30% Class A      $26.56       --           --         --     13.94%
         Highest contract charge 1.70% Class A     $25.70       --           --         --     13.52%
         All contract charges                          --    2,519      $66,190       0.94%
   2016  Lowest contract charge 1.30% Class A      $23.31       --           --         --     18.38%
         Highest contract charge 1.70% Class A     $22.64       --           --         --     17.86%
         All contract charges                          --    2,625      $60,435       1.28%

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/MID CAP INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.69       --           --         --     (4.14)%
         Highest contract charge 1.70% Class A     $19.21       --           --         --     (4.48)%
         All contract charges                          --    1,883      $36,792       0.90%
   2014  Lowest contract charge 1.30% Class A      $20.54       --           --         --      7.60%
         Highest contract charge 1.70% Class A     $20.11       --           --         --      7.14%
         All contract charges                          --    1,672      $34,038       1.03%
2013(u)  Lowest contract charge 1.30% Class A      $19.09       --           --         --     30.84%
         Highest contract charge 1.70% Class A     $18.77       --           --         --     30.35%
         All contract charges                          --    1,012      $19,196       1.02%
EQ/MID CAP INDEX
   2017  Lowest contract charge 0.30% Class B      $14.98       --           --         --     15.14%
         Highest contract charge 1.25% Class B     $14.40       --           --         --     14.10%
         All contract charges                          --    1,603      $21,792       0.94%
   2016  Lowest contract charge 0.30% Class B      $13.01       --           --         --     19.58%
         Highest contract charge 1.25% Class B     $12.62       --           --         --     18.39%
         All contract charges                          --    1,206      $14,632       1.28%
   2015  Lowest contract charge 0.30% Class B(c)   $10.88       --           --         --     (3.20)%
         Highest contract charge 1.25% Class B     $10.66       --           --         --     (4.05)%
         All contract charges                          --      958      $10,059       0.90%
   2014  Lowest contract charge 1.20% Class B      $11.12       --           --         --      7.65%
         Highest contract charge 1.25% Class B     $11.11       --           --         --      7.66%
         All contract charges                          --      559      $ 6,207       1.03%
   2013  Lowest contract charge 1.20% Class B(c)   $10.33       --           --         --      3.09%
         Highest contract charge 1.25% Class B(c)  $10.32       --           --         --      2.99%
         All contract charges                          --       14      $   144       1.02%
EQ/MONEY MARKET
   2017  Lowest contract charge 0.65% Class A      $ 9.58       --           --         --     (0.31)%
         Highest contract charge 1.70% Class A     $ 8.74       --           --         --     (1.35)%
         All contract charges                          --    6,813      $61,312       0.38%
   2016  Lowest contract charge 0.65% Class A      $ 9.61       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 8.86       --           --         --     (1.66)%
         All contract charges                          --    9,468      $86,860       0.00%
   2015  Lowest contract charge 0.65% Class A      $ 9.67       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 9.01       --           --         --     (1.74)%
         All contract charges                          --    8,253      $77,117       0.00%
   2014  Lowest contract charge 0.65% Class A      $ 9.73       --           --         --     (0.71)%
         Highest contract charge 1.70% Class A     $ 9.17       --           --         --     (1.71)%
         All contract charges                          --    5,837      $54,908       0.00%
2013(u)  Lowest contract charge 0.65% Class A      $ 9.80       --           --         --     (0.61)%
         Highest contract charge 1.70% Class A     $ 9.33       --           --         --     (1.69)%
         All contract charges                          --    5,649      $54,098       0.00%
EQ/MONEY MARKET
   2017  Lowest contract charge 1.10% Class B      $ 9.75       --           --         --     (0.71)%
         Highest contract charge 1.70% Class B     $23.88       --           --         --     (1.32)%
         All contract charges                          --    6,338      $62,447       0.38%
   2016  Lowest contract charge 1.10% Class B(i)   $ 9.82       --           --         --     (1.11)%
         Highest contract charge 1.70% Class B     $24.20       --           --         --     (1.67)%
         All contract charges                          --    6,688      $66,890       0.00%
   2015  Lowest contract charge 0.30% Class B      $ 9.93       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $24.61       --           --         --     (1.72)%
         All contract charges                          --    5,965      $60,652       0.00%
   2014  Lowest contract charge 0.30% Class B      $ 9.96       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $25.04       --           --         --     (1.69)%
         All contract charges                          --    5,879      $60,569       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $ 9.98       --           --         --     (0.10)%
         Highest contract charge 1.70% Class B     $25.47       --           --         --     (1.70)%
         All contract charges                          --    2,743      $29,635       0.00%

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 1.30% Class A      $21.03       --           --         --     33.86%
         Highest contract charge 1.70% Class A     $20.35       --           --         --     33.36%
         All contract charges                          --    3,093      $64,193       0.60%
   2016  Lowest contract charge 1.30% Class A      $15.71       --           --         --     (1.26)%
         Highest contract charge 1.70% Class A     $15.26       --           --         --     (1.68)%
         All contract charges                          --    2,463      $38,345       0.82%
   2015  Lowest contract charge 1.30% Class A      $15.91       --           --         --      1.86%
         Highest contract charge 1.70% Class A     $15.52       --           --         --      1.44%
         All contract charges                          --    2,630      $41,513       0.28%
   2014  Lowest contract charge 1.30% Class A      $15.62       --           --         --      0.45%
         Highest contract charge 1.70% Class A     $15.30       --           --         --      0.07%
         All contract charges                          --    2,055      $31,876       0.58%
2013(u)  Lowest contract charge 1.30% Class A      $15.55       --           --         --     24.70%
         Highest contract charge 1.70% Class A     $15.29       --           --         --     24.21%
         All contract charges                          --    1,401      $21,649       2.86%
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 0.30% Class B      $14.57       --           --         --     35.16%
         Highest contract charge 1.70% Class B     $18.17       --           --         --     33.31%
         All contract charges                          --    1,311      $20,934       0.60%
   2016  Lowest contract charge 0.30% Class B      $10.78       --           --         --     (0.19)%
         Highest contract charge 1.70% Class B     $13.63       --           --         --     (1.66)%
         All contract charges                          --    1,253      $15,560       0.82%
   2015  Lowest contract charge 0.30% Class B      $10.80       --           --         --      2.86%
         Highest contract charge 1.70% Class B     $13.86       --           --         --      1.39%
         All contract charges                          --    1,058      $13,387       0.28%
   2014  Lowest contract charge 0.30% Class B      $10.50       --           --         --      1.45%
         Highest contract charge 1.70% Class B     $13.67       --           --         --      0.07%
         All contract charges                          --      633      $ 8,270       0.58%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.33       --           --         --      3.40%
         Highest contract charge 1.70% Class B     $13.66       --           --         --     24.18%
         All contract charges                          --      416      $ 5,762       2.86%
EQ/PIMCO GLOBAL REAL RETURN(T)
   2017  Lowest contract charge 1.10% Class B      $10.58       --           --         --      1.83%
         Highest contract charge 1.70% Class B     $10.40       --           --         --      1.17%
         All contract charges                          --    1,985      $21,118       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      9.02%
         Highest contract charge 1.70% Class B     $10.28       --           --         --      8.44%
         All contract charges                          --    1,311      $13,760       6.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.53       --           --         --     (3.54)%
         Highest contract charge 1.70% Class B     $ 9.48       --           --         --     (4.05)%
         All contract charges                          --      856      $ 8,251       1.54%
   2014  Lowest contract charge 1.20% Class B      $10.31       --           --         --      6.51%
         Highest contract charge 1.70% Class B     $ 9.88       --           --         --      6.01%
         All contract charges                          --      455      $ 4,558       7.08%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.68       --           --         --     (2.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.32       --           --         --     (6.61)%
         All contract charges                          --      153      $ 1,423       0.17%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.30% Class A      $ 9.56       --           --         --      0.53%
         Highest contract charge 1.70% Class A     $ 9.25       --           --         --      0.11%
         All contract charges                          --    2,497      $23,664       1.27%
   2016  Lowest contract charge 1.30% Class A      $ 9.51       --           --         --      0.63%
         Highest contract charge 1.70% Class A     $ 9.24       --           --         --      0.33%
         All contract charges                          --    2,698      $25,429       1.05%

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class A     $ 9.45       --           --         --     (1.56)%
         Highest contract charge 1.70% Class A    $ 9.21       --           --         --     (2.02)%
         All contract charges                         --    2,491      $23,337       0.51%
   2014  Lowest contract charge 1.30% Class A     $ 9.60       --           --         --     (1.34)%
         Highest contract charge 1.70% Class A    $ 9.40       --           --         --     (1.78)%
         All contract charges                         --    2,340      $22,300       0.40%
2013(u)  Lowest contract charge 1.30% Class A     $ 9.73       --           --         --     (1.32)%
         Highest contract charge 1.70% Class A    $ 9.57       --           --         --     (1.64)%
         All contract charges                         --    2,328      $22,491       0.80%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.10% Class B     $10.06       --           --         --      0.80%
         Highest contract charge 1.70% Class B    $ 9.91       --           --         --      0.20%
         All contract charges                         --      950      $ 9,340       1.27%
   2016  Lowest contract charge 1.10% Class B     $ 9.98       --           --         --      0.91%
         Highest contract charge 1.70% Class B    $ 9.89       --           --         --      0.30%
         All contract charges                         --      755      $ 7,364       1.05%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.89       --           --         --     (1.10)%
         Highest contract charge 1.70% Class B    $ 9.86       --           --         --     (1.99)%
         All contract charges                         --      597      $ 5,742       0.51%
   2014  Lowest contract charge 1.20% Class B     $ 9.84       --           --         --     (1.30)%
         Highest contract charge 1.70% Class B    $10.06       --           --         --     (1.85)%
         All contract charges                         --      389      $ 3,788       0.40%
2013(u)  Lowest contract charge 1.20% Class B(c)  $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.70% Class B    $10.25       --           --         --     (1.35)%
         All contract charges                         --      228      $ 2,227       0.80%
EQ/QUALITY BOND PLUS
   2017  Lowest contract charge 1.30% Class B     $10.99       --           --         --      0.09%
         Highest contract charge 1.70% Class B    $15.31       --           --         --     (0.33)%
         All contract charges                         --    2,455      $28,720       1.23%
   2016  Lowest contract charge 1.30% Class B     $10.98       --           --         --     (0.09)%
         Highest contract charge 1.70% Class B    $15.36       --           --         --     (0.52)%
         All contract charges                         --    2,276      $26,773       1.19%
   2015  Lowest contract charge 1.30% Class B     $10.99       --           --         --     (1.08)%
         Highest contract charge 1.70% Class B    $15.44       --           --         --     (1.47)%
         All contract charges                         --    2,274      $26,943       1.10%
   2014  Lowest contract charge 1.30% Class B     $11.11       --           --         --      1.55%
         Highest contract charge 1.70% Class B    $15.67       --           --         --      1.16%
         All contract charges                         --    2,077      $25,065       1.06%
2013(u)  Lowest contract charge 1.30% Class B     $10.94       --           --         --     (3.53)%
         Highest contract charge 1.70% Class B    $15.49       --           --         --     (3.97)%
         All contract charges                         --    1,880      $22,503       0.40%
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 1.30% Class A     $25.70       --           --         --     12.52%
         Highest contract charge 1.70% Class A    $24.86       --           --         --     12.08%
         All contract charges                         --    1,766      $44,885       1.07%
   2016  Lowest contract charge 1.30% Class A     $22.84       --           --         --     18.96%
         Highest contract charge 1.70% Class A    $22.18       --           --         --     18.48%
         All contract charges                         --    1,959      $44,158       1.42%
   2015  Lowest contract charge 1.30% Class A     $19.20       --           --         --     (5.79)%
         Highest contract charge 1.70% Class A    $18.72       --           --         --     (6.21)%
         All contract charges                         --    1,291      $24,592       0.89%
   2014  Lowest contract charge 1.30% Class A     $20.38       --           --         --      3.50%
         Highest contract charge 1.70% Class A    $19.96       --           --         --      3.10%
         All contract charges                         --    1,162      $23,463       0.93%
2013(u)  Lowest contract charge 1.30% Class A     $19.69       --           --         --     35.61%
         Highest contract charge 1.70% Class A    $19.36       --           --         --     35.10%
         All contract charges                         --      974      $19,005       1.36%

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 0.30% Class B      $14.10       --            --        --     13.62%
         Highest contract charge 1.25% Class B     $13.55       --            --        --     12.54%
         All contract charges                          --    1,204      $ 15,721      1.07%
   2016  Lowest contract charge 0.30% Class B      $12.41       --            --        --     20.25%
         Highest contract charge 1.25% Class B     $12.04       --            --        --     19.09%
         All contract charges                          --      927      $ 10,907      1.42%
   2015  Lowest contract charge 0.30% Class B(c)   $10.32       --            --        --     (4.88)%
         Highest contract charge 1.25% Class B     $10.11       --            --        --     (5.78)%
         All contract charges                          --      501      $  5,003      0.89%
   2014  Lowest contract charge 1.20% Class B      $10.74       --            --        --      3.67%
         Highest contract charge 1.25% Class B     $10.73       --            --        --      3.57%
         All contract charges                          --      249      $  2,679      0.93%
   2013  Lowest contract charge 1.25% Class B(c)   $10.36       --            --        --      4.75%
         Highest contract charge 1.25% Class B(c)  $10.36       --            --        --      4.75%
         All contract charges                          --        3      $     34      1.36%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 1.30% Class A(a)   $28.39       --            --        --     31.68%
         Highest contract charge 1.70% Class A     $27.47       --            --        --     31.12%
         All contract charges                          --    5,607      $157,447      0.00%
   2016  Lowest contract charge 0.65% Class A      $19.20       --            --        --      0.68%
         Highest contract charge 1.70% Class A     $20.95       --            --        --     (0.38)%
         All contract charges                          --    4,834      $103,341      0.00%
   2015  Lowest contract charge 0.65% Class A      $19.07       --            --        --      9.53%
         Highest contract charge 1.70% Class A     $21.03       --            --        --      8.35%
         All contract charges                          --    4,505      $ 96,324      0.00%
   2014  Lowest contract charge 0.65% Class A      $17.41       --            --        --      7.94%
         Highest contract charge 1.70% Class A     $19.41       --            --        --      6.82%
         All contract charges                          --    3,388      $ 66,665      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $16.13       --            --        --     37.04%
         Highest contract charge 1.70% Class A     $18.17       --            --        --     35.60%
         All contract charges                          --    2,395      $ 44,014      0.00%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 0.30% Class B(c)   $16.76       --            --        --     32.91%
         Highest contract charge 1.70% Class B     $34.30       --            --        --     31.12%
         All contract charges                          --    3,322      $ 55,656      0.00%
   2016  Lowest contract charge 1.10% Class B      $10.18       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $26.16       --            --        --     (0.38)%
         All contract charges                          --    2,738      $ 37,437      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $10.16       --            --        --      1.50%
         Highest contract charge 1.70% Class B     $26.26       --            --        --      8.38%
         All contract charges                          --    2,064      $ 29,276      0.00%
   2014  Lowest contract charge 1.20% Class B      $11.23       --            --        --      7.26%
         Highest contract charge 1.70% Class B     $24.23       --            --        --      6.79%
         All contract charges                          --    1,415      $ 19,973      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.47       --            --        --      5.23%
         Highest contract charge 1.70% Class B     $22.69       --            --        --     35.54%
         All contract charges                          --      933      $ 13,678      0.00%
EQ/UBS GROWTH & INCOME
   2017  Lowest contract charge 1.30% Class B      $ 4.35       --            --        --     19.83%
         Highest contract charge 1.70% Class B     $10.24       --            --        --     19.21%
         All contract charges                          --    1,146      $  7,925      0.27%
   2016  Lowest contract charge 1.30% Class B      $ 3.63       --            --        --      8.68%
         Highest contract charge 1.70% Class B     $ 8.59       --            --        --      8.32%
         All contract charges                          --    1,209      $  7,215      0.86%

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
EQ/UBS GROWTH & INCOME (CONTINUED)
   2015  Lowest contract charge 1.30% Class B            $ 3.34       --           --         --     (2.62)%
         Highest contract charge 1.70% Class B           $ 7.93       --           --         --     (3.06)%
         All contract charges                                --    1,120      $ 6,412       0.63%
   2014  Lowest contract charge 1.30% Class B            $ 3.43       --           --         --     12.83%
         Highest contract charge 1.70% Class B           $ 8.18       --           --         --     12.52%
         All contract charges                                --      960      $ 5,733       0.64%
2013(u)  Lowest contract charge 1.30% Class B            $ 3.04       --           --         --     33.92%
         Highest contract charge 1.70% Class B           $ 7.27       --           --         --     33.15%
         All contract charges                                --      870      $ 4,909       1.10%
FEDERATED HIGH INCOME BOND FUND II
   2017  Lowest contract charge 0.30% Service Class      $12.11       --           --         --      6.23%
         Highest contract charge 1.25% Service Class     $11.64       --           --         --      5.24%
         All contract charges                                --    1,670      $19,170       5.96%
   2016  Lowest contract charge 0.30% Service Class      $11.40       --           --         --     14.23%
         Highest contract charge 1.25% Service Class     $11.06       --           --         --     13.09%
         All contract charges                                --    1,353      $14,777       5.05%
   2015  Lowest contract charge 0.30% Service Class      $ 9.98       --           --         --     (3.01)%
         Highest contract charge 1.25% Service Class     $ 9.78       --           --         --     (3.93)%
         All contract charges                                --      950      $ 9,245       4.48%
   2014  Lowest contract charge 0.30% Service Class      $10.29       --           --         --      2.08%
         Highest contract charge 1.25% Service Class     $10.18       --           --         --      1.19%
         All contract charges                                --      523      $ 5,327       2.87%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.06       --           --         --      0.70%
         Highest contract charge 1.25% Service Class(c)  $10.06       --           --         --      0.70%
         All contract charges                                --       11      $   108       0.00%
FEDERATED KAUFMANN FUND II
   2017  Lowest contract charge 0.30% Service Class      $16.07       --           --         --     27.54%
         Highest contract charge 1.25% Service Class     $15.44       --           --         --     26.35%
         All contract charges                                --      517      $ 7,249       0.00%
   2016  Lowest contract charge 0.30% Service Class      $12.60       --           --         --      3.11%
         Highest contract charge 1.25% Service Class     $12.22       --           --         --      2.09%
         All contract charges                                --      369      $ 4,196       0.00%
   2015  Lowest contract charge 0.30% Service Class(c)   $12.22       --           --         --      5.89%
         Highest contract charge 1.25% Service Class     $11.97       --           --         --      4.82%
         All contract charges                                --      309      $ 3,575       0.00%
   2014  Lowest contract charge 1.20% Service Class      $11.42       --           --         --      8.14%
         Highest contract charge 1.25% Service Class     $11.42       --           --         --      8.14%
         All contract charges                                --       66      $   761       0.00%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.56       --           --         --      5.39%
         Highest contract charge 1.25% Service Class(c)  $10.56       --           --         --      5.39%
         All contract charges                                --        1      $     5       0.00%
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2    $17.98       --           --         --     16.91%
         Highest contract charge 1.70% Service Class 2   $17.40       --           --         --     16.47%
         All contract charges                                --       51      $   908       1.12%
   2016  Lowest contract charge 1.30% Service Class 2    $15.38       --           --         --      0.85%
         Highest contract charge 1.70% Service Class 2   $14.94       --           --         --      0.47%
         All contract charges                                --       49      $   742       1.07%
   2015  Lowest contract charge 1.30% Service Class 2    $15.25       --           --         --     (1.49)%
         Highest contract charge 1.70% Service Class 2   $14.87       --           --         --     (1.91)%
         All contract charges                                --       59      $   894       0.95%
   2014  Lowest contract charge 1.30% Service Class 2    $15.48       --           --         --      4.17%
         Highest contract charge 1.70% Service Class 2   $15.16       --           --         --      3.76%
         All contract charges                                --       59      $   926       0.63%
2013(u)  Lowest contract charge 0.65% Service Class 2    $13.05       --           --         --     21.28%
         Highest contract charge 1.70% Service Class 2   $14.61       --           --         --     20.05%
         All contract charges                                --       79      $ 1,146       0.73%

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------
                                                                  UNITS    ACCUMULATION INVESTMENT
                                                        UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                        VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                        ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2   $15.20       --            --        --     21.21%
         Highest contract charge 1.70% Service Class 2  $22.95       --            --        --     19.53%
         All contract charges                               --    8,459      $180,837      0.79%
   2016  Lowest contract charge 0.30% Service Class 2   $12.54       --            --        --      7.36%
         Highest contract charge 1.70% Service Class 2  $19.20       --            --        --      5.90%
         All contract charges                               --    7,832      $142,371      0.64%
   2015  Lowest contract charge 0.30% Service Class 2   $11.68       --            --        --      0.17%
         Highest contract charge 1.70% Service Class 2  $18.13       --            --        --     (1.31)%
         All contract charges                               --    8,028      $139,805      0.93%
   2014  Lowest contract charge 0.30% Service Class 2   $11.66       --            --        --     11.26%
         Highest contract charge 1.70% Service Class 2  $18.37       --            --        --      9.80%
         All contract charges                               --    5,992      $107,411      0.87%
2013(u)  Lowest contract charge 0.65% Service Class 2   $15.10       --            --        --     30.17%
         Highest contract charge 1.70% Service Class 2  $16.73       --            --        --     28.69%
         All contract charges                               --    4,352      $ 73,472      1.00%
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.30       --            --        --     13.31%
         Highest contract charge 1.70% Service Class 2  $13.91       --            --        --     12.91%
         All contract charges                               --       69      $    975      1.35%
   2016  Lowest contract charge 1.30% Service Class 2   $12.62       --            --        --      4.21%
         Highest contract charge 1.70% Service Class 2  $12.32       --            --        --      3.79%
         All contract charges                               --       47      $    598      1.09%
   2015  Lowest contract charge 1.30% Service Class 2   $12.11       --            --        --     (1.78)%
         Highest contract charge 1.70% Service Class 2  $11.87       --            --        --     (2.22)%
         All contract charges                               --       60      $    717      1.52%
   2014  Lowest contract charge 1.30% Service Class 2   $12.33       --            --        --      3.09%
         Highest contract charge 1.70% Service Class 2  $12.14       --            --        --      2.71%
         All contract charges                               --       67      $    825      1.29%
2013(u)  Lowest contract charge 1.30% Service Class 2   $11.96       --            --        --     12.62%
         Highest contract charge 1.70% Service Class 2  $11.82       --            --        --     12.14%
         All contract charges                               --       77      $    904      1.56%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.71       --            --        --     14.74%
         Highest contract charge 1.70% Service Class 2  $14.30       --            --        --     14.31%
         All contract charges                               --       84      $  1,227      1.36%
   2016  Lowest contract charge 1.30% Service Class 2   $12.82       --            --        --      4.48%
         Highest contract charge 1.70% Service Class 2  $12.51       --            --        --      3.99%
         All contract charges                               --       82      $  1,045      1.14%
   2015  Lowest contract charge 1.30% Service Class 2   $12.27       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2  $12.03       --            --        --     (2.20)%
         All contract charges                               --       95      $  1,162      2.06%
   2014  Lowest contract charge 1.30% Service Class 2   $12.49       --            --        --      3.22%
         Highest contract charge 1.65% Service Class 2  $12.32       --            --        --      2.84%
         All contract charges                               --       56      $    702      1.34%
2013(u)  Lowest contract charge 1.30% Service Class 2   $12.10       --            --        --     14.15%
         Highest contract charge 1.65% Service Class 2  $11.98       --            --        --     13.77%
         All contract charges                               --       62      $    747      1.60%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $15.44       --            --        --     16.00%
         Highest contract charge 1.65% Service Class 2  $15.07       --            --        --     15.66%
         All contract charges                               --       89      $  1,367      1.26%
   2016  Lowest contract charge 1.30% Service Class 2   $13.31       --            --        --      4.64%
         Highest contract charge 1.65% Service Class 2  $13.03       --            --        --      4.24%
         All contract charges                               --       92      $  1,210      1.40%

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 1.30% Service Class 2     $12.72       --            --        --     (1.78)%
         Highest contract charge 1.65% Service Class 2    $12.50       --            --        --     (2.11)%
         All contract charges                                 --       78      $    981      1.61%
   2014  Lowest contract charge 1.30% Service Class 2     $12.95       --            --        --      3.43%
         Highest contract charge 1.65% Service Class 2    $12.77       --            --        --      3.07%
         All contract charges                                 --       70      $    916      1.39%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.52       --            --        --     18.22%
         Highest contract charge 1.65% Service Class 2    $12.39       --            --        --     17.78%
         All contract charges                                 --       73      $    907      1.85%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2     $16.04       --            --        --     19.08%
         Highest contract charge 1.70% Service Class 2    $15.60       --            --        --     18.63%
         All contract charges                                 --       62      $  1,002      1.13%
   2016  Lowest contract charge 1.30% Service Class 2     $13.47       --            --        --      4.99%
         Highest contract charge 1.70% Service Class 2    $13.15       --            --        --      4.61%
         All contract charges                                 --       66      $    895      1.26%
   2015  Lowest contract charge 1.30% Service Class 2     $12.83       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2    $12.57       --            --        --     (2.26)%
         All contract charges                                 --       65      $    839      1.45%
   2014  Lowest contract charge 1.30% Service Class 2     $13.06       --            --        --      3.32%
         Highest contract charge 1.70% Service Class 2    $12.86       --            --        --      2.96%
         All contract charges                                 --       64      $    840      1.76%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.64       --            --        --     19.81%
         Highest contract charge 1.65% Service Class 2    $12.51       --            --        --     19.37%
         All contract charges                                 --       49      $    614      1.73%
FIDELITY(R) VIP MID CAP PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $14.64       --            --        --     20.20%
         Highest contract charge 1.70% Service Class 2    $22.26       --            --        --     18.53%
         All contract charges                                 --    4,323      $ 87,138      0.50%
   2016  Lowest contract charge 0.30% Service Class 2     $12.18       --            --        --     11.54%
         Highest contract charge 1.70% Service Class 2    $18.78       --            --        --     10.02%
         All contract charges                                 --    3,955      $ 68,757      0.33%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.92       --            --        --     (1.89)%
         Highest contract charge 1.70% Service Class 2    $17.07       --            --        --     (3.34)%
         All contract charges                                 --    3,700      $ 59,517      0.28%
   2014  Lowest contract charge 0.65% Service Class 2     $14.56       --            --        --      5.35%
         Highest contract charge 1.70% Service Class 2    $17.66       --            --        --      4.25%
         All contract charges                                 --    2,761      $ 47,363      0.02%
2013(u)  Lowest contract charge 0.65% Service Class 2     $13.82       --            --        --     34.96%
         Highest contract charge 1.70% Service Class 2    $16.94       --            --        --     33.60%
         All contract charges                                 --    1,859      $ 31,753      0.33%
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $11.59       --            --        --      7.31%
         Highest contract charge 1.70% Service Class 2    $13.06       --            --        --      5.75%
         All contract charges                                 --    9,253      $116,085      3.27%
   2016  Lowest contract charge 0.30% Service Class 2     $10.80       --            --        --      7.68%
         Highest contract charge 1.70% Service Class 2    $12.35       --            --        --      6.19%
         All contract charges                                 --    7,661      $ 91,574      3.83%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.03       --            --        --     (2.24)%
         Highest contract charge 1.70% Service Class 2    $11.63       --            --        --     (3.65)%
         All contract charges                                 --    6,084      $ 68,880      2.91%
   2014  Lowest contract charge 0.65% Service Class 2     $11.35       --            --        --      2.71%
         Highest contract charge 1.70% Service Class 2    $12.07       --            --        --      1.68%
         All contract charges                                 --    4,647      $ 54,833      3.55%
2013(u)  Lowest contract charge 1.30% Service Class 2(c)  $ 9.94       --            --        --     (0.10)%
         Highest contract charge 1.70% Service Class 2    $11.87       --            --        --     (1.66)%
         All contract charges                                 --    3,045      $ 36,493      4.28%

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $10.67       --           --         --      4.81%
         Highest contract charge 1.70% Class I Shares     $10.80       --           --         --      4.25%
         All contract charges                                 --      368      $ 4,001       2.83%
   2016  Lowest contract charge 1.10% Class I Shares      $10.18       --           --         --      8.07%
         Highest contract charge 1.70% Class I Shares     $10.36       --           --         --      7.47%
         All contract charges                                 --      274      $ 2,852       2.29%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.42       --           --         --     (5.23)%
         Highest contract charge 1.70% Class I Shares     $ 9.64       --           --         --     (4.84)%
         All contract charges                                 --      235      $ 2,284       2.74%
   2014  Lowest contract charge 1.20% Class I Shares(e)   $10.16       --           --         --      2.11%
         Highest contract charge 1.70% Class I Shares(e)  $10.13       --           --         --      1.81%
         All contract charges                                 --       54      $   558       1.33%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $12.13       --           --         --     12.31%
         Highest contract charge 1.70% Class I Shares     $14.91       --           --         --     11.52%
         All contract charges                                 --    3,503      $50,335       1.34%
   2016  Lowest contract charge 1.10% Class I Shares      $10.80       --           --         --     10.43%
         Highest contract charge 1.70% Class I Shares     $13.37       --           --         --      9.86%
         All contract charges                                 --    2,929      $38,062       1.13%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.78       --           --         --     (1.91)%
         Highest contract charge 1.70% Class I Shares     $12.17       --           --         --     (1.62)%
         All contract charges                                 --    1,665      $19,927       2.64%
   2014  Lowest contract charge 1.20% Class I Shares      $11.01       --           --         --      8.69%
         Highest contract charge 1.70% Class I Shares     $12.37       --           --         --      8.13%
         All contract charges                                 --      795      $ 9,688       0.96%
   2013  Lowest contract charge 1.20% Class I Shares(c)   $10.13       --           --         --      1.10%
         Highest contract charge 1.70% Class I Shares     $11.44       --           --         --     10.85%
         All contract charges                                 --      324      $ 3,696       1.72%
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
   2017  Lowest contract charge 1.10% Class 2(i)          $11.06       --           --         --     10.71%
         Highest contract charge 1.70% Class 2            $16.12       --           --         --     10.03%
         All contract charges                                 --    1,402      $21,003       2.68%
   2016  Lowest contract charge 0.65% Class 2             $14.87       --           --         --     12.40%
         Highest contract charge 1.70% Class 2            $14.65       --           --         --     11.32%
         All contract charges                                 --    1,369      $18,653       3.98%
   2015  Lowest contract charge 0.65% Class 2             $13.23       --           --         --     (6.83)%
         Highest contract charge 1.70% Class 2            $13.16       --           --         --     (7.84)%
         All contract charges                                 --    1,405      $17,143       2.85%
   2014  Lowest contract charge 0.65% Class 2             $14.20       --           --         --      2.23%
         Highest contract charge 1.70% Class 2            $14.28       --           --         --      1.13%
         All contract charges                                 --    1,440      $19,384       2.72%
2013(u)  Lowest contract charge 1.20% Class 2(c)          $10.23       --           --         --      1.49%
         Highest contract charge 1.70% Class 2            $14.12       --           --         --     21.62%
         All contract charges                                 --      641      $ 9,134      11.93%
FRANKLIN INCOME VIP FUND
   2017  Lowest contract charge 0.30% Class 2(c)          $12.23       --           --         --      9.39%
         Highest contract charge 1.70% Class 2            $15.35       --           --         --      7.79%
         All contract charges                                 --    6,702      $92,902       4.12%
   2016  Lowest contract charge 0.65% Class 2             $14.18       --           --         --     13.26%
         Highest contract charge 1.70% Class 2            $14.24       --           --         --     12.13%
         All contract charges                                 --    6,365      $82,729       4.86%
   2015  Lowest contract charge 0.65% Class 2             $12.52       --           --         --     (7.60)%
         Highest contract charge 1.70% Class 2            $12.70       --           --         --     (8.63)%
         All contract charges                                 --    6,154      $72,293       4.74%

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
FRANKLIN INCOME VIP FUND (CONTINUED)
   2014  Lowest contract charge 0.65% Class 2      $13.55       --           --         --      3.91%
         Highest contract charge 1.70% Class 2     $13.90       --           --         --      2.81%
         All contract charges                          --    5,180      $66,764       4.72%
2013(u)  Lowest contract charge 1.30% Class 2      $13.04       --           --         --     13.19%
         Highest contract charge 1.70% Class 2     $13.52       --           --         --     12.01%
         All contract charges                          --    2,211      $29,986       5.98%
FRANKLIN MUTUAL SHARES VIP FUND
   2017  Lowest contract charge 1.10% Class 2      $11.10       --           --         --      7.14%
         Highest contract charge 1.70% Class 2     $17.62       --           --         --      6.53%
         All contract charges                          --      877      $14,585       2.25%
   2016  Lowest contract charge 1.10% Class 2      $10.36       --           --         --     14.86%
         Highest contract charge 1.70% Class 2     $16.54       --           --         --     14.07%
         All contract charges                          --      858      $13,696       2.06%
   2015  Lowest contract charge 1.10% Class 2(i)   $ 9.02       --           --         --     (9.71)%
         Highest contract charge 1.70% Class 2     $14.50       --           --         --     (6.51)%
         All contract charges                          --      898      $12,751       3.14%
   2014  Lowest contract charge 1.20% Class 2      $10.92       --           --         --      5.81%
         Highest contract charge 1.70% Class 2     $15.51       --           --         --      5.30%
         All contract charges                          --      869      $13,443       2.07%
2013(u)  Lowest contract charge 1.20% Class 2(c)   $10.32       --           --         --      2.18%
         Highest contract charge 1.70% Class 2     $14.73       --           --         --     26.11%
         All contract charges                          --      730      $10,864       2.26%
FRANKLIN RISING DIVIDENDS VIP FUND
   2017  Lowest contract charge 0.30% Class 2      $14.95       --           --         --     20.18%
         Highest contract charge 1.70% Class 2     $16.32       --           --         --     18.52%
         All contract charges                          --    5,167      $81,438       1.53%
   2016  Lowest contract charge 0.30% Class 2      $12.44       --           --         --     15.72%
         Highest contract charge 1.70% Class 2     $13.77       --           --         --     14.08%
         All contract charges                          --    4,789      $64,083       1.34%
   2015  Lowest contract charge 0.30% Class 2      $10.75       --           --         --     (3.93)%
         Highest contract charge 1.70% Class 2     $12.07       --           --         --     (5.26)%
         All contract charges                          --    3,813      $44,928       1.44%
   2014  Lowest contract charge 0.30% Class 2      $11.19       --           --         --      8.43%
         Highest contract charge 1.70% Class 2     $12.74       --           --         --      6.88%
         All contract charges                          --    3,177      $39,577       1.29%
   2013  Lowest contract charge 1.20% Class 2(c)   $10.31       --           --         --      1.78%
         Highest contract charge 1.70% Class 2(a)  $11.92       --           --         --     18.61%
         All contract charges                          --    1,457      $17,336       0.56%
FRANKLIN STRATEGIC INCOME VIP FUND
   2017  Lowest contract charge 0.65% Class 2      $12.52       --           --         --      3.81%
         Highest contract charge 1.70% Class 2     $12.96       --           --         --      2.78%
         All contract charges                          --    4,596      $60,976       2.93%
   2016  Lowest contract charge 0.65% Class 2      $12.06       --           --         --      7.30%
         Highest contract charge 1.70% Class 2     $12.61       --           --         --      6.14%
         All contract charges                          --    4,605      $59,238       3.41%
   2015  Lowest contract charge 0.65% Class 2      $11.24       --           --         --     (4.50)%
         Highest contract charge 1.70% Class 2     $11.88       --           --         --     (5.49)%
         All contract charges                          --    4,649      $56,137       6.46%
   2014  Lowest contract charge 1.30% Class 2      $12.84       --           --         --      0.55%
         Highest contract charge 1.70% Class 2     $12.57       --           --         --      0.16%
         All contract charges                          --    4,121      $52,504       5.75%
2013(u)  Lowest contract charge 1.30% Class 2      $12.77       --           --         --      2.00%
         Highest contract charge 1.70% Class 2     $12.55       --           --         --      1.54%
         All contract charges                          --    2,705      $34,333       6.10%

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
GOLDMAN SACHS VIT MID CAP VALUE FUND
   2017  Lowest contract charge 1.30% Service Shares(a)  $22.16       --           --         --       9.38%
         Highest contract charge 1.70% Service Shares    $21.44       --           --         --       8.94%
         All contract charges                                --    1,396      $30,643       0.48%
   2016  Lowest contract charge 0.65% Service Shares     $17.23       --           --         --      12.54%
         Highest contract charge 1.70% Service Shares    $19.68       --           --         --      11.38%
         All contract charges                                --    1,568      $31,462       1.14%
   2015  Lowest contract charge 0.65% Service Shares     $15.31       --           --         --     (10.10)%
         Highest contract charge 1.70% Service Shares    $17.67       --           --         --     (11.07)%
         All contract charges                                --    1,675      $30,099       0.12%
   2014  Lowest contract charge 0.65% Service Shares     $17.03       --           --         --      12.56%
         Highest contract charge 1.70% Service Shares    $19.87       --           --         --      11.38%
         All contract charges                                --    1,494      $30,097       0.90%
2013(u)  Lowest contract charge 0.65% Service Shares     $15.13       --           --         --      31.68%
         Highest contract charge 1.70% Service Shares    $17.84       --           --         --      30.31%
         All contract charges                                --    1,090      $19,669       0.74%
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
   2017  Lowest contract charge 0.30% Common Shares      $10.54       --           --         --       8.44%
         Highest contract charge 1.70% Common Shares     $ 7.52       --           --         --       6.82%
         All contract charges                                --      323      $ 2,866       1.44%
   2016  Lowest contract charge 0.30% Common Shares(c)   $ 9.72       --           --         --     (15.03)%
         Highest contract charge 1.70% Common Shares     $ 7.04       --           --         --     (16.19)%
         All contract charges                                --      292      $ 2,432       3.96%
   2015  Lowest contract charge 1.10% Common Shares(i)   $ 9.28       --           --         --      (5.50)%
         Highest contract charge 1.70% Common Shares     $ 8.40       --           --         --      (3.23)%
         All contract charges                                --      206      $ 2,030       2.39%
   2014  Lowest contract charge 1.20% Common Shares      $11.53       --           --         --      10.65%
         Highest contract charge 1.70% Common Shares     $ 8.68       --           --         --      10.15%
         All contract charges                                --      122      $ 1,204       0.00%
2013(u)  Lowest contract charge 1.20% Common Shares(c)   $10.42       --           --         --       3.17%
         Highest contract charge 1.70% Common Shares     $ 7.88       --           --         --       0.90%
         All contract charges                                --       75      $   604       0.00%
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
   2017  Lowest contract charge 1.30% Common Shares      $ 9.86       --           --         --       2.39%
         Highest contract charge 1.70% Common Shares     $ 9.59       --           --         --       1.91%
         All contract charges                                --       70      $   686       0.00%
   2016  Lowest contract charge 1.30% Common Shares      $ 9.63       --           --         --      (1.83)%
         Highest contract charge 1.70% Common Shares     $ 9.41       --           --         --      (2.18)%
         All contract charges                                --       92      $   882       0.10%
   2015  Lowest contract charge 1.30% Common Shares      $ 9.81       --           --         --       0.51%
         Highest contract charge 1.70% Common Shares     $ 9.62       --           --         --       0.21%
         All contract charges                                --       93      $   901       0.66%
   2014  Lowest contract charge 1.30% Common Shares      $ 9.76       --           --         --       3.28%
         Highest contract charge 1.70% Common Shares     $ 9.60       --           --         --       2.78%
         All contract charges                                --       84      $   814       0.00%
2013(u)  Lowest contract charge 1.30% Common Shares      $ 9.45       --           --         --       0.43%
         Highest contract charge 1.70% Common Shares     $ 9.34       --           --         --         --
         All contract charges                                --       81      $   768       0.00%
HARTFORD CAPITAL APPRECIATION HLS FUND
   2017  Lowest contract charge 0.30% Class IC           $12.96       --           --         --      21.12%
         Highest contract charge 1.70% Class IC          $12.32       --           --         --      19.38%
         All contract charges                                --    1,420      $17,578       0.73%
   2016  Lowest contract charge 0.30% Class IC           $10.70       --           --         --       4.70%
         Highest contract charge 1.70% Class IC          $10.32       --           --         --       3.30%
         All contract charges                                --    1,214      $12,577       0.74%

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
HARTFORD CAPITAL APPRECIATION HLS FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class IC(e)    $10.22       --           --         --      0.20%
         Highest contract charge 1.70% Class IC      $ 9.99       --           --         --     (1.19)%
         All contract charges                            --      977      $ 9,786       0.97%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.14       --           --         --      1.91%
         Highest contract charge 1.70% Class IC(e)   $10.11       --           --         --      1.61%
         All contract charges                            --      171      $ 1,727       1.82%
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2017  Lowest contract charge 1.10% Class IC(i)    $12.71       --           --         --     28.38%
         Highest contract charge 1.70% Class IC      $14.62       --           --         --     27.57%
         All contract charges                            --    2,348      $34,021       0.00%
   2016  Lowest contract charge 0.30% Class IC       $11.88       --           --         --     (1.33)%
         Highest contract charge 1.70% Class IC      $11.46       --           --         --     (2.63)%
         All contract charges                            --    2,249      $25,515       0.26%
   2015  Lowest contract charge 0.30% Class IC(e)    $12.04       --           --         --     10.87%
         Highest contract charge 1.70% Class IC      $11.77       --           --         --      9.29%
         All contract charges                            --    1,740      $20,369       0.00%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.80       --           --         --      8.22%
         Highest contract charge 1.70% Class IC(e)   $10.77       --           --         --      7.92%
         All contract charges                            --      149      $ 1,604       0.06%
INVESCO V.I. AMERICAN FRANCHISE FUND
   2017  Lowest contract charge 1.30% Series II      $26.42       --           --         --     25.39%
         Highest contract charge 1.70% Series II     $25.56       --           --         --     24.87%
         All contract charges                            --       19      $   504       0.00%
   2016  Lowest contract charge 1.30% Series II      $21.07       --           --         --      0.67%
         Highest contract charge 1.70% Series II     $20.47       --           --         --      0.29%
         All contract charges                            --       22      $   461       0.00%
   2015  Lowest contract charge 1.30% Series II      $20.93       --           --         --      3.41%
         Highest contract charge 1.70% Series II     $20.41       --           --         --      2.98%
         All contract charges                            --       42      $   869       0.00%
   2014  Lowest contract charge 1.30% Series II      $20.24       --           --         --      6.75%
         Highest contract charge 1.70% Series II     $19.82       --           --         --      6.33%
         All contract charges                            --       23      $   441       0.00%
2013(u)  Lowest contract charge 1.30% Series II      $18.96       --           --         --     37.99%
         Highest contract charge 1.70% Series II     $18.64       --           --         --     37.36%
         All contract charges                            --       54      $ 1,013       0.19%
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
   2017  Lowest contract charge 1.10% Series II      $10.91       --           --         --      8.67%
         Highest contract charge 1.25% Series II     $11.56       --           --         --      8.54%
         All contract charges                            --      932      $10,547       3.79%
   2016  Lowest contract charge 1.10% Series II      $10.04       --           --         --     10.21%
         Highest contract charge 1.25% Series II     $10.65       --           --         --     10.13%
         All contract charges                            --      852      $ 8,910       0.21%
   2015  Lowest contract charge 1.10% Series II(i)   $ 9.11       --           --         --     (7.14)%
         Highest contract charge 1.25% Series II     $ 9.67       --           --         --     (5.66)%
         All contract charges                            --      492      $ 4,743       4.19%
   2014  Lowest contract charge 1.20% Series II      $10.25       --           --         --      4.38%
         Highest contract charge 1.25% Series II     $10.25       --           --         --      4.38%
         All contract charges                            --      285      $ 2,918       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $ 9.82       --           --         --     (0.61)%
         Highest contract charge 1.25% Series II(c)  $ 9.82       --           --         --     (0.61)%
         All contract charges                            --       46      $   448       0.00%

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
   2017  Lowest contract charge 0.65% Series II      $21.54       --           --         --       7.65%
         Highest contract charge 1.70% Series II     $18.43       --           --         --       6.47%
         All contract charges                            --    3,809      $78,587       1.53%
   2016  Lowest contract charge 0.65% Series II(c)   $20.01       --           --         --      13.76%
         Highest contract charge 1.70% Series II     $17.31       --           --         --      12.62%
         All contract charges                            --    3,584      $68,919       1.28%
   2015  Lowest contract charge 1.30% Series II      $17.67       --           --         --       0.51%
         Highest contract charge 1.70% Series II     $15.37       --           --         --       0.07%
         All contract charges                            --    2,212      $37,467       1.79%
   2014  Lowest contract charge 1.30% Series II      $17.58       --           --         --      11.05%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      10.66%
         All contract charges                            --      965      $16,416       1.62%
2013(u)  Lowest contract charge 1.30% Series II      $15.83       --           --         --      29.12%
         Highest contract charge 1.70% Series II     $13.88       --           --         --      28.52%
         All contract charges                            --      674      $10,334       2.45%
INVESCO V.I. EQUITY AND INCOME FUND
   2017  Lowest contract charge 1.30 % Series II     $11.86       --           --         --       9.31%
         Highest contract charge 1.70% Series II     $11.72       --           --         --       8.92%
         All contract charges                            --    1,267      $15,012       1.61%
   2016  Lowest contract charge 1.30 % Series II     $10.85       --           --         --      13.38%
         Highest contract charge 1.70% Series II     $10.76       --           --         --      12.91%
         All contract charges                            --      866      $ 9,383       1.84%
   2015  Lowest contract charge 1.30 % Series II(g)  $ 9.57       --           --         --      (4.49)%
         Highest contract charge 1.70% Series II(g)  $ 9.53       --           --         --      (4.89)%
         All contract charges                            --      462      $ 4,421       3.43%
INVESCO V.I. GLOBAL HEALTH CARE FUND
   2017  Lowest contract charge 1.10% Series II(i)   $ 9.37       --           --         --      14.27%
         Highest contract charge 1.25% Series II     $12.65       --           --         --      14.17%
         All contract charges                            --      391      $ 4,408       0.09%
   2016  Lowest contract charge 0.30% Series II      $11.42       --           --         --     (11.95)%
         Highest contract charge 1.25% Series II     $11.08       --           --         --     (12.82)%
         All contract charges                            --      337      $ 3,381       0.00%
   2015  Lowest contract charge 0.30% Series II(c)   $12.97       --           --         --       2.53%
         Highest contract charge 1.25% Series II     $12.71       --           --         --       1.60%
         All contract charges                            --      290      $ 3,491       0.00%
   2014  Lowest contract charge 1.20% Series II      $12.51       --           --         --      17.91%
         Highest contract charge 1.25% Series II     $12.51       --           --         --      17.91%
         All contract charges                            --       83      $ 1,035       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $10.61       --           --         --       4.53%
         Highest contract charge 1.25% Series II(c)  $10.61       --           --         --       4.53%
         All contract charges                            --       --      $     2       0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
   2017  Lowest contract charge 0.30% Series II      $12.16       --           --         --      12.38%
         Highest contract charge 1.70% Series II     $16.45       --           --         --      10.77%
         All contract charges                            --    4,991      $79,140       3.07%
   2016  Lowest contract charge 0.30% Series II      $10.82       --           --         --       1.60%
         Highest contract charge 1.70% Series II     $14.85       --           --         --       0.13%
         All contract charges                            --    5,207      $74,983       1.42%
   2015  Lowest contract charge 0.30% Series II(c)   $10.65       --           --         --      (2.11)%
         Highest contract charge 1.70% Series II     $14.83       --           --         --      (3.45)%
         All contract charges                            --    5,226      $75,807       3.43%
   2014  Lowest contract charge 0.65% Series II      $13.21       --           --         --      13.59%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      12.45%
         All contract charges                            --    4,488      $68,108       1.53%
2013(u)  Lowest contract charge 0.65% Series II      $11.63       --           --         --       1.84%
         Highest contract charge 1.70% Series II     $13.66       --           --         --       0.66%
         All contract charges                            --    3,351      $46,150       4.09%

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
INVESCO V.I. HIGH YIELD FUND
   2017  Lowest contract charge 0.30% Series II   $11.54       --           --         --      5.77%
         Highest contract charge 1.70% Series II  $12.56       --           --         --      4.32%
         All contract charges                         --    3,407      $41,395       3.97%
   2016  Lowest contract charge 0.30% Series II   $10.91       --           --         --     10.54%
         Highest contract charge 1.70% Series II  $12.04       --           --         --      8.96%
         All contract charges                         --    3,324      $38,848       4.14%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (3.71)%
         Highest contract charge 1.70% Series II  $11.05       --           --         --     (4.99)%
         All contract charges                         --    2,968      $31,929       5.68%
   2014  Lowest contract charge 0.30% Series II   $10.25       --           --         --      1.28%
         Highest contract charge 1.70% Series II  $11.63       --           --         --     (0.17)%
         All contract charges                         --    2,245      $25,344       5.18%
2013(u)  Lowest contract charge 0.65% Series II   $12.31       --           --         --      6.12%
         Highest contract charge 1.70% Series II  $11.65       --           --         --      4.95%
         All contract charges                         --    1,141      $13,370       5.59%
INVESCO V.I. INTERNATIONAL GROWTH FUND
   2017  Lowest contract charge 0.30% Series II   $11.96       --           --         --     22.42%
         Highest contract charge 1.70% Series II  $15.21       --           --         --     20.62%
         All contract charges                         --    3,631      $52,842       1.27%
   2016  Lowest contract charge 0.30% Series II   $ 9.77       --           --         --     (1.01)%
         Highest contract charge 1.70% Series II  $12.61       --           --         --     (2.32)%
         All contract charges                         --    3,542      $43,251       1.19%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (2.95)%
         Highest contract charge 1.70% Series II  $12.91       --           --         --     (4.30)%
         All contract charges                         --    3,333      $42,225       1.35%
   2014  Lowest contract charge 0.30% Series II   $10.17       --           --         --     (0.20)%
         Highest contract charge 1.70% Series II  $13.49       --           --         --     (1.60)%
         All contract charges                         --    2,657      $35,667       1.51%
2013(u)  Lowest contract charge 0.65% Series II   $12.41       --           --         --     17.97%
         Highest contract charge 1.70% Series II  $13.71       --           --         --     16.68%
         All contract charges                         --    1,890      $26,203       1.12%
INVESCO V.I. MID CAP CORE EQUITY FUND
   2017  Lowest contract charge 1.30% Series II   $18.30       --           --         --     13.17%
         Highest contract charge 1.70% Series II  $17.71       --           --         --     12.73%
         All contract charges                         --      707      $12,870       0.32%
   2016  Lowest contract charge 1.30% Series II   $16.17       --           --         --     11.67%
         Highest contract charge 1.70% Series II  $15.71       --           --         --     11.26%
         All contract charges                         --      725      $11,669       0.00%
   2015  Lowest contract charge 1.30% Series II   $14.48       --           --         --     (5.48)%
         Highest contract charge 1.70% Series II  $14.12       --           --         --     (5.93)%
         All contract charges                         --      695      $10,011       0.11%
   2014  Lowest contract charge 1.30% Series II   $15.32       --           --         --      2.75%
         Highest contract charge 1.70% Series II  $15.01       --           --         --      2.39%
         All contract charges                         --      611      $ 9,314       0.00%
2013(u)  Lowest contract charge 1.30% Series II   $14.91       --           --         --     26.79%
         Highest contract charge 1.70% Series II  $14.66       --           --         --     26.27%
         All contract charges                         --      466      $ 6,922       0.56%
INVESCO V.I. SMALL CAP EQUITY FUND
   2017  Lowest contract charge 1.10% Series II   $11.10       --           --         --     12.46%
         Highest contract charge 1.70% Series II  $22.50       --           --         --     11.77%
         All contract charges                         --      979      $18,905       0.00%
   2016  Lowest contract charge 1.10% Series II   $ 9.87       --           --         --     10.65%
         Highest contract charge 1.70% Series II  $20.13       --           --         --      9.94%
         All contract charges                         --      879      $15,414       0.00%

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
   2015  Lowest contract charge 1.10% Series II(i)  $ 8.92       --           --         --     (10.62)%
         Highest contract charge 1.70% Series II    $18.31       --           --         --      (7.34)%
         All contract charges                           --      712      $11,807       0.00%
   2014  Lowest contract charge 1.20% Series II     $10.60       --           --         --       0.86%
         Highest contract charge 1.70% Series II    $19.76       --           --         --       0.36%
         All contract charges                           --      452      $ 8,456       0.00%
2013(u)  Lowest contract charge 1.25% Series II(c)  $10.51       --           --         --       5.10%
         Highest contract charge 1.70% Series II    $19.69       --           --         --      34.77%
         All contract charges                           --      324      $ 6,436       0.00%
IVY VIP ASSET STRATEGY
   2017  Lowest contract charge 0.30% Class II      $10.42       --           --         --      18.01%
         Highest contract charge 1.70% Class II     $12.09       --           --         --      16.25%
         All contract charges                           --    3,109      $36,395       1.55%
   2016  Lowest contract charge 0.30% Class II      $ 8.83       --           --         --      (2.86)%
         Highest contract charge 1.70% Class II     $10.40       --           --         --      (4.24)%
         All contract charges                           --    3,505      $35,326       0.59%
   2015  Lowest contract charge 0.30% Class II      $ 9.09       --           --         --      (8.64)%
         Highest contract charge 1.70% Class II     $10.86       --           --         --      (9.88)%
         All contract charges                           --    4,224      $44,441       0.37%
   2014  Lowest contract charge 0.30% Class II      $ 9.95       --           --         --      (5.60)%
         Highest contract charge 1.70% Class II     $12.05       --           --         --      (6.88)%
         All contract charges                           --    4,546      $53,506       0.48%
2013(u)  Lowest contract charge 1.20% Class II      $10.52       --           --         --       4.26%
         Highest contract charge 1.70% Class II     $12.94       --           --         --      23.00%
         All contract charges                           --    3,070      $39,895       1.31%
IVY VIP DIVIDEND OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class II      $19.78       --           --         --      14.07%
         Highest contract charge 1.70% Class II     $19.14       --           --         --      13.59%
         All contract charges                           --      820      $16,052       1.27%
   2016  Lowest contract charge 0.65% Class II      $16.26       --           --         --       6.21%
         Highest contract charge 1.70% Class II     $16.85       --           --         --       5.12%
         All contract charges                           --      895      $15,365       1.24%
   2015  Lowest contract charge 0.65% Class II      $15.31       --           --         --      (2.67)%
         Highest contract charge 1.70% Class II     $16.03       --           --         --      (3.67)%
         All contract charges                           --      991      $16,126       1.30%
   2014  Lowest contract charge 0.65% Class II      $15.73       --           --         --       9.16%
         Highest contract charge 1.70% Class II     $16.64       --           --         --       7.91%
         All contract charges                           --      967      $16,300       1.14%
2013(u)  Lowest contract charge 0.65% Class II      $14.41       --           --         --      28.78%
         Highest contract charge 1.70% Class II     $15.42       --           --         --      27.44%
         All contract charges                           --      887      $13,810       1.56%
IVY VIP ENERGY
   2017  Lowest contract charge 1.10% Class II(i)   $ 8.04       --           --         --     (13.64)%
         Highest contract charge 1.70% Class II     $10.57       --           --         --     (14.13)%
         All contract charges                           --    3,550      $35,655       0.76%
   2016  Lowest contract charge 0.65% Class II      $11.79       --           --         --      33.67%
         Highest contract charge 1.70% Class II     $12.31       --           --         --      32.22%
         All contract charges                           --    3,596      $42,229       0.14%
   2015  Lowest contract charge 0.65% Class II      $ 8.82       --           --         --     (22.63)%
         Highest contract charge 1.70% Class II     $ 9.31       --           --         --     (23.44)%
         All contract charges                           --    3,236      $28,438       0.06%
   2014  Lowest contract charge 0.65% Class II      $11.40       --           --         --     (11.15)%
         Highest contract charge 1.70% Class II     $12.16       --           --         --     (12.08)%
         All contract charges                           --    2,545      $29,366       0.00%
2013(u)  Lowest contract charge 0.65% Class II      $12.83       --           --         --      26.90%
         Highest contract charge 1.70% Class II     $13.83       --           --         --      25.50%
         All contract charges                           --    1,483      $20,610       0.00%

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
IVY VIP HIGH INCOME
   2017  Lowest contract charge 0.65% Class II      $15.70       --            --        --       6.01%
         Highest contract charge 1.70% Class II     $16.80       --            --        --       4.87%
         All contract charges                           --    7,727      $132,738      5.47%
   2016  Lowest contract charge 0.65% Class II      $14.81       --            --        --      15.43%
         Highest contract charge 1.70% Class II     $16.02       --            --        --      14.27%
         All contract charges                           --    7,514      $122,654      7.31%
   2015  Lowest contract charge 0.65% Class II      $12.83       --            --        --      (7.16)%
         Highest contract charge 1.70% Class II     $14.02       --            --        --      (8.13)%
         All contract charges                           --    7,607      $108,371      6.07%
   2014  Lowest contract charge 0.65% Class II      $13.82       --            --        --       1.25%
         Highest contract charge 1.70% Class II     $15.26       --            --        --       0.20%
         All contract charges                           --    7,208      $111,378      4.62%
2013(u)  Lowest contract charge 0.65% Class II      $13.65       --            --        --       9.81%
         Highest contract charge 1.70% Class II     $15.23       --            --        --       8.63%
         All contract charges                           --    5,192      $ 79,871      4.69%
IVY VIP MICRO CAP GROWTH
   2017  Lowest contract charge 0.30% Class II      $11.78       --            --        --       8.47%
         Highest contract charge 1.25% Class II     $11.32       --            --        --       7.50%
         All contract charges                           --      311      $  3,455      0.00%
   2016  Lowest contract charge 0.30% Class II      $10.86       --            --        --      13.01%
         Highest contract charge 1.25% Class II     $10.53       --            --        --      11.90%
         All contract charges                           --      260      $  2,707      0.00%
   2015  Lowest contract charge 0.30% Class II      $ 9.61       --            --        --      (9.43)%
         Highest contract charge 1.25% Class II     $ 9.41       --            --        --     (10.30)%
         All contract charges                           --      207      $  1,938      0.00%
   2014  Lowest contract charge 0.30% Class II      $10.61       --            --        --      (2.03)%
         Highest contract charge 1.25% Class II     $10.49       --            --        --      (3.05)%
         All contract charges                           --      147      $  1,549      0.00%
   2013  Lowest contract charge 1.20% Class II(c)   $10.82       --            --        --       8.09%
         Highest contract charge 1.25% Class II(c)  $10.82       --            --        --       8.09%
         All contract charges                           --        8      $     93      0.00%
IVY VIP MID CAP GROWTH
   2017  Lowest contract charge 0.65% Class II      $20.66       --            --        --      26.13%
         Highest contract charge 1.70% Class II     $24.00       --            --        --      24.74%
         All contract charges                           --    2,239      $ 55,078      0.00%
   2016  Lowest contract charge 1.30% Class II      $19.81       --            --        --       4.76%
         Highest contract charge 1.70% Class II     $19.24       --            --        --       4.28%
         All contract charges                           --    2,262      $ 44,465      0.00%
   2015  Lowest contract charge 1.30% Class II      $18.91       --            --        --      (7.03)%
         Highest contract charge 1.70% Class II     $18.45       --            --        --      (7.38)%
         All contract charges                           --    2,295      $ 43,085      0.00%
   2014  Lowest contract charge 1.30% Class II      $20.34       --            --        --       6.49%
         Highest contract charge 1.70% Class II     $19.92       --            --        --       6.07%
         All contract charges                           --    2,021      $ 40,843      0.00%
2013(u)  Lowest contract charge 1.30% Class II      $19.10       --            --        --      28.27%
         Highest contract charge 1.70% Class II     $18.78       --            --        --      27.67%
         All contract charges                           --    1,632      $ 31,006      0.00%
IVY VIP NATURAL RESOURCES
   2017  Lowest contract charge 0.65% Class II      $ 7.90       --            --        --       2.33%
         Highest contract charge 1.70% Class II     $ 7.84       --            --        --       1.29%
         All contract charges                           --    1,323      $ 10,612      0.14%
   2016  Lowest contract charge 0.65% Class II      $ 7.72       --            --        --      22.93%
         Highest contract charge 1.70% Class II     $ 7.74       --            --        --      21.70%
         All contract charges                           --    1,403      $ 11,070      0.70%

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
IVY VIP NATURAL RESOURCES (CONTINUED)
   2015  Lowest contract charge 0.65% Class II            $ 6.28       --           --         --     (22.85)%
         Highest contract charge 1.70% Class II           $ 6.36       --           --         --     (23.74)%
         All contract charges                                 --    1,409      $ 9,113       0.10%
   2014  Lowest contract charge 0.65% Class II            $ 8.14       --           --         --     (13.68)%
         Highest contract charge 1.70% Class II           $ 8.34       --           --         --     (14.46)%
         All contract charges                                 --    1,383      $11,703       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $ 9.43       --           --         --       7.16%
         Highest contract charge 1.70% Class II           $ 9.75       --           --         --       5.86%
         All contract charges                                 --    1,265      $12,480       0.00%
IVY VIP SCIENCE AND TECHNOLOGY
   2017  Lowest contract charge 0.30% Class II            $14.52       --           --         --      31.76%
         Highest contract charge 1.70% Class II           $26.36       --           --         --      29.92%
         All contract charges                                 --    3,541      $81,452       0.00%
   2016  Lowest contract charge 0.30% Class II            $11.02       --           --         --       1.19%
         Highest contract charge 1.70% Class II           $20.29       --           --         --      (0.20)%
         All contract charges                                 --    3,470      $62,467       0.00%
   2015  Lowest contract charge 0.30% Class II(c)         $10.89       --           --         --      (3.11)%
         Highest contract charge 1.70% Class II           $20.33       --           --         --      (4.51)%
         All contract charges                                 --    3,518      $64,427       0.00%
   2014  Lowest contract charge 0.65% Class II            $19.46       --           --         --       2.26%
         Highest contract charge 1.70% Class II           $21.29       --           --         --       1.14%
         All contract charges                                 --    2,617      $52,643       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $19.03       --           --         --      55.35%
         Highest contract charge 1.70% Class II           $21.05       --           --         --      53.76%
         All contract charges                                 --    1,768      $37,545       0.00%
IVY VIP SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class II            $21.68       --           --         --      21.52%
         Highest contract charge 1.70% Class II           $20.97       --           --         --      21.00%
         All contract charges                                 --    1,303      $27,983       0.00%
   2016  Lowest contract charge 1.30% Class II            $17.84       --           --         --       1.59%
         Highest contract charge 1.70% Class II           $17.33       --           --         --       1.17%
         All contract charges                                 --    1,306      $23,077       0.00%
   2015  Lowest contract charge 1.30% Class II            $17.56       --           --         --       0.57%
         Highest contract charge 1.70% Class II           $17.13       --           --         --       0.18%
         All contract charges                                 --    1,350      $23,522       0.00%
   2014  Lowest contract charge 1.30% Class II            $17.46       --           --         --       0.23%
         Highest contract charge 1.70% Class II           $17.10       --           --         --      (0.18)%
         All contract charges                                 --    1,013      $17,562       0.00%
2013(u)  Lowest contract charge 1.30% Class II            $17.42       --           --         --      41.51%
         Highest contract charge 1.70% Class II           $17.13       --           --         --      40.99%
         All contract charges                                 --      837      $14,507       0.00%
JANUS HENDERSON VIT BALANCED PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares      $13.62       --           --         --      17.82%
         Highest contract charge 1.25% Service Shares     $13.09       --           --         --      16.67%
         All contract charges                                 --    4,346      $55,151       1.46%
   2016  Lowest contract charge 0.30% Service Shares      $11.56       --           --         --       3.96%
         Highest contract charge 1.25% Service Shares     $11.22       --           --         --       3.03%
         All contract charges                                 --    3,193      $34,954       2.12%
   2015  Lowest contract charge 0.30% Service Shares(c)   $11.12       --           --         --       0.18%
         Highest contract charge 1.25% Service Shares     $10.89       --           --         --      (0.82)%
         All contract charges                                 --    1,897      $20,363       1.59%
   2014  Lowest contract charge 1.20% Service Shares      $10.99       --           --         --       7.01%
         Highest contract charge 1.25% Service Shares     $10.98       --           --         --       6.91%
         All contract charges                                 --      398      $ 4,371       1.87%
   2013  Lowest contract charge 1.20% Service Shares(c)   $10.27       --           --         --       2.09%
         Highest contract charge 1.25% Service Shares(c)  $10.27       --           --         --       2.09%
         All contract charges                                 --        6      $    62       0.29%

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------
                                                                 UNITS    ACCUMULATION INVESTMENT
                                                       UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                       VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                       ------ ----------- ------------ ---------- --------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2017  Lowest contract charge 0.30% Service Shares      $10.88       --           --         --      3.03%
      Highest contract charge 1.25% Service Shares     $10.45       --           --         --      2.05%
      All contract charges                                 --    2,772      $28,673       2.63%
2016  Lowest contract charge 0.30% Service Shares      $10.56       --           --         --      1.93%
      Highest contract charge 1.25% Service Shares     $10.24       --           --         --      0.89%
      All contract charges                                 --    2,221      $22,531       2.65%
2015  Lowest contract charge 0.30% Service Shares(c)   $10.36       --           --         --     (0.38)%
      Highest contract charge 1.25% Service Shares     $10.15       --           --         --     (1.26)%
      All contract charges                                 --    1,050      $10,607       2.33%
2014  Lowest contract charge 1.20% Service Shares      $10.29       --           --         --      3.52%
      Highest contract charge 1.25% Service Shares     $10.28       --           --         --      3.42%
      All contract charges                                 --      317      $ 3,256       4.01%
2013  Lowest contract charge 1.20% Service Shares(c)   $ 9.94       --           --         --     (0.50)%
      Highest contract charge 1.25% Service Shares(c)  $ 9.94       --           --         --     (0.50)%
      All contract charges                                 --       12      $   116       0.73%
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
2017  Lowest contract charge 1.10% Service Shares      $12.58       --           --         --     14.16%
      Highest contract charge 1.25% Service Shares     $14.98       --           --         --     14.00%
      All contract charges                                 --      783      $10,980       1.41%
2016  Lowest contract charge 1.10% Service Shares      $11.02       --           --         --      8.57%
      Highest contract charge 1.25% Service Shares     $13.14       --           --         --      8.42%
      All contract charges                                 --      660      $ 8,176       1.68%
2015  Lowest contract charge 1.10% Service Shares(i)   $10.15       --           --         --      1.20%
      Highest contract charge 1.25% Service Shares     $12.12       --           --         --      2.71%
      All contract charges                                 --      276      $ 3,265       1.78%
2014  Lowest contract charge 1.20% Service Shares      $11.80       --           --         --     16.26%
      Highest contract charge 1.25% Service Shares     $11.80       --           --         --     16.26%
      All contract charges                                 --      127      $ 1,494       1.12%
2013  Lowest contract charge 1.20% Service Shares(c)   $10.15       --           --         --      0.30%
      Highest contract charge 1.25% Service Shares(c)  $10.15       --           --         --      0.30%
      All contract charges                                 --        3      $    29       0.88%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.69       --           --         --     15.63%
      Highest contract charge 1.25% Class 2            $11.64       --           --         --     15.36%
      All contract charges                                 --    1,648      $19,191       1.34%
2016  Lowest contract charge 1.10% Class 2             $10.11       --           --         --      4.66%
      Highest contract charge 1.25% Class 2            $10.09       --           --         --      4.56%
      All contract charges                                 --    1,267      $12,783       3.49%
2015  Lowest contract charge 1.10% Class 2(j)          $ 9.66       --           --         --     (6.12)%
      Highest contract charge 1.25% Class 2(j)         $ 9.65       --           --         --     (6.22)%
      All contract charges                                 --      759      $ 7,326       2.84%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.39       --           --         --     10.48%
      Highest contract charge 1.25% Class 2            $11.35       --           --         --     10.30%
      All contract charges                                 --    1,362      $15,457       4.04%
2016  Lowest contract charge 1.10% Class 2(j)          $10.31       --           --         --      4.99%
      Highest contract charge 1.25% Class 2            $10.29       --           --         --      4.89%
      All contract charges                                 --      953      $ 9,800       4.10%
2015  Lowest contract charge 1.25% Class 2(j)          $ 9.81       --           --         --     (4.01)%
      Highest contract charge 1.25% Class 2(j)         $ 9.81       --           --         --     (4.01)%
      All contract charges                                 --      503      $ 4,937       4.79%

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares     $11.15       --            --        --      27.43%
         Highest contract charge 1.70% Service Shares    $12.70       --            --        --      25.62%
         All contract charges                                --    8,031      $102,019      1.81%
   2016  Lowest contract charge 0.30% Service Shares(c)  $ 8.75       --            --        --      20.52%
         Highest contract charge 1.70% Service Shares    $10.11       --            --        --      18.80%
         All contract charges                                --    7,690      $ 77,785      1.08%
   2015  Lowest contract charge 0.65% Service Shares     $ 7.24       --            --        --     (20.61)%
         Highest contract charge 1.70% Service Shares    $ 8.51       --            --        --     (21.42)%
         All contract charges                                --    7,566      $ 64,605      1.16%
   2014  Lowest contract charge 0.65% Service Shares     $ 9.12       --            --        --      (5.30)%
         Highest contract charge 1.70% Service Shares    $10.83       --            --        --      (6.23)%
         All contract charges                                --    6,775      $ 73,877      1.79%
2013(u)  Lowest contract charge 0.65% Service Shares     $ 9.63       --            --        --      (1.83)%
         Highest contract charge 1.70% Service Shares    $11.55       --            --        --      (2.94)%
         All contract charges                                --    5,679      $ 66,307      1.56%
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
   2017  Lowest contract charge 0.30% VC Shares          $12.57       --            --        --       8.93%
         Highest contract charge 1.70% VC Shares         $13.85       --            --        --       7.36%
         All contract charges                                --    9,063      $120,081      4.57%
   2016  Lowest contract charge 0.30% VC Shares          $11.54       --            --        --      11.82%
         Highest contract charge 1.70% VC Shares         $12.90       --            --        --      10.26%
         All contract charges                                --    7,498      $ 93,140      5.07%
   2015  Lowest contract charge 0.30% VC Shares          $10.32       --            --        --      (1.81)%
         Highest contract charge 1.70% VC Shares         $11.70       --            --        --      (3.23)%
         All contract charges                                --    6,180      $ 70,167      5.61%
   2014  Lowest contract charge 0.30% VC Shares          $10.51       --            --        --       3.96%
         Highest contract charge 1.70% VC Shares         $12.09       --            --        --       2.54%
         All contract charges                                --    2,769      $ 32,620      6.45%
2013(u)  Lowest contract charge 1.20% VC Shares(c)       $10.09       --            --        --       1.00%
         Highest contract charge 1.70% VC Shares         $11.79       --            --        --       6.41%
         All contract charges                                --    1,134      $ 13,390      8.34%
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $17.09       --            --        --      15.32%
         Highest contract charge 1.70% VC Shares         $16.62       --            --        --      14.86%
         All contract charges                                --      274      $  4,654      0.83%
   2016  Lowest contract charge 1.30% VC Shares          $14.82       --            --        --      11.01%
         Highest contract charge 1.70% VC Shares         $14.47       --            --        --      10.54%
         All contract charges                                --      296      $  4,366      1.00%
   2015  Lowest contract charge 1.30% VC Shares          $13.35       --            --        --      (2.20)%
         Highest contract charge 1.70% VC Shares         $13.09       --            --        --      (2.60)%
         All contract charges                                --      332      $  4,402      0.72%
   2014  Lowest contract charge 1.30% VC Shares          $13.65       --            --        --       7.73%
         Highest contract charge 1.70% VC Shares         $13.44       --            --        --       7.35%
         All contract charges                                --      372      $  5,070      0.77%
2013(u)  Lowest contract charge 1.30% VC Shares          $12.67       --            --        --      28.11%
         Highest contract charge 1.70% VC Shares         $12.52       --            --        --      27.62%
         All contract charges                                --      332      $  4,190      1.17%
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $16.30       --            --        --      21.28%
         Highest contract charge 1.70% VC Shares         $15.85       --            --        --      20.81%
         All contract charges                                --      305      $  4,929      0.00%
   2016  Lowest contract charge 1.30% VC Shares          $13.44       --            --        --      (0.07)%
         Highest contract charge 1.70% VC Shares         $13.12       --            --        --      (0.46)%
         All contract charges                                --      328      $  4,377      0.00%

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                          UNITS    ACCUMULATION INVESTMENT
                                                              UNIT     OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                              VALUE      (000'S)     (000'S)      RATIO*   RETURN**
                                                               ------  ----------- ------------ ---------- --------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)
   2015     Lowest contract charge 1.30% VC Shares            $13.45         --            --        --      1.43%
            Highest contract charge 1.70% VC Shares           $13.18         --            --        --      1.00%
            All contract charges                                  --        359      $  4,801      0.00%
   2014     Lowest contract charge 1.30% VC Shares            $13.26         --            --        --      4.66%
            Highest contract charge 1.70% VC Shares           $13.05         --            --        --      4.23%
            All contract charges                                  --        251      $  3,311      0.00%
2013(u)     Lowest contract charge 1.30% VC Shares            $12.67         --            --        --     35.36%
            Highest contract charge 1.70% VC Shares           $12.52         --            --        --     34.77%
            All contract charges                                  --        192      $  2,423      0.00%
MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2017     Lowest contract charge 0.30% Service Class        $14.27         --            --        --     26.51%
            Highest contract charge 1.70% Service Class       $19.68         --            --        --     24.64%
            All contract charges                                  --     13,022      $236,577      1.34%
   2016     Lowest contract charge 0.30% Service Class        $11.28         --            --        --      3.49%
            Highest contract charge 1.70% Service Class       $15.79         --            --        --      2.13%
            All contract charges                                  --     11,585      $172,236      1.17%
   2015     Lowest contract charge 0.30% Service Class(c)     $10.90         --            --        --      6.03%
            Highest contract charge 1.70% Service Class       $15.46         --            --        --      4.46%
            All contract charges                                  --      9,793      $145,512      1.87%
   2014     Lowest contract charge 1.20% Service Class        $10.17         --            --        --     (0.10)%
            Highest contract charge 1.70% Service Class       $14.80         --            --        --     (0.54)%
            All contract charges                                  --      6,575      $ 95,243      1.92%
2013(u)     Lowest contract charge 1.20% Service Class(c)     $10.18         --            --        --      0.59%
            Highest contract charge 1.70% Service Class       $14.88         --            --        --     25.46%
            All contract charges                                  --      4,160      $ 62,430      1.47%
MFS(R) INVESTORS TRUST SERIES
   2017     Lowest contract charge 1.10% Service Class(i)     $12.64         --            --        --     21.66%
            Highest contract charge 1.70% Service Class       $22.45         --            --        --     20.96%
            All contract charges                                  --        671      $ 13,414      0.57%
   2016     Lowest contract charge 0.65% Service Class        $18.07         --            --        --      7.62%
            Highest contract charge 1.70% Service Class       $18.56         --            --        --      6.48%
            All contract charges                                  --        597      $ 10,278      0.57%
   2015     Lowest contract charge 0.65% Service Class        $16.79         --            --        --     (0.71)%
            Highest contract charge 1.70% Service Class       $17.43         --            --        --     (1.75)%
            All contract charges                                  --        600      $  9,810      0.70%
   2014     Lowest contract charge 0.65% Service Class        $16.91         --            --        --     10.02%
            Highest contract charge 1.70% Service Class       $17.74         --            --        --      8.83%
            All contract charges                                  --        477      $  8,263      0.79%
2013(u)     Lowest contract charge 0.65% Service Class        $15.37         --            --        --     30.81%
            Highest contract charge 1.70% Service Class       $16.30         --            --        --     29.47%
            All contract charges                                  --        373      $  6,157      1.01%
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
   2017     Lowest contract charge 1.30% Service Class        $24.10         --            --        --     26.44%
            Highest contract charge 1.70% Service Class       $23.32         --            --        --     25.92%
            All contract charges                                  --        613      $ 14,624      0.42%
   2016     Lowest contract charge 1.30% Service Class        $19.06         --            --        --      4.50%
            Highest contract charge 1.70% Service Class       $18.52         --            --        --      4.04%
            All contract charges                                  --        575      $ 10,888      0.39%
   2015     Lowest contract charge 1.30% Service Class(h)     $18.24         --            --        --     (2.62)%
            Highest contract charge 1.70% Service Class(h)    $17.80         --            --        --     (2.89)%
            All contract charges                                  --        530      $  9,598      0.54%

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
MFS(R) RESEARCH SERIES
   2017  Lowest contract charge 1.10% Service Class      $12.63       --           --         --      21.79%
         Highest contract charge 1.25% Service Class     $14.73       --           --         --      21.53%
         All contract charges                                --      168      $ 2,330       1.13%
   2016  Lowest contract charge 1.10% Service Class      $10.37       --           --         --       7.24%
         Highest contract charge 1.25% Service Class     $12.12       --           --         --       7.16%
         All contract charges                                --      146      $ 1,712       0.56%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.67       --           --         --      (3.49)%
         Highest contract charge 1.25% Service Class     $11.31       --           --         --      (0.70)%
         All contract charges                                --      104      $ 1,157       0.48%
   2014  Lowest contract charge 1.20% Service Class      $11.40       --           --         --       8.67%
         Highest contract charge 1.25% Service Class     $11.39       --           --         --       8.58%
         All contract charges                                --       72      $   812       0.72%
   2013  Lowest contract charge 1.25% Service Class(c)   $10.49       --           --         --       3.96%
         Highest contract charge 1.25% Service Class(c)  $10.49       --           --         --       3.96%
         All contract charges                                --        2      $    17       0.00%
MFS(R) TECHNOLOGY PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class      $31.69       --           --         --      36.83%
         Highest contract charge 1.70% Service Class     $30.67       --           --         --      36.31%
         All contract charges                                --    1,076      $33,756       0.00%
   2016  Lowest contract charge 1.30% Service Class      $23.16       --           --         --       6.97%
         Highest contract charge 1.70% Service Class     $22.50       --           --         --       6.53%
         All contract charges                                --      952      $21,844       0.00%
   2015  Lowest contract charge 1.30% Service Class      $21.65       --           --         --       9.12%
         Highest contract charge 1.70% Service Class     $21.12       --           --         --       8.70%
         All contract charges                                --      910      $19,550       0.00%
   2014  Lowest contract charge 1.30% Service Class      $19.84       --           --         --       8.95%
         Highest contract charge 1.70% Service Class     $19.43       --           --         --       8.49%
         All contract charges                                --      784      $15,442       0.00%
2013(u)  Lowest contract charge 1.30% Service Class      $18.21       --           --         --      33.02%
         Highest contract charge 1.70% Service Class     $17.91       --           --         --      32.47%
         All contract charges                                --      579      $10,464       0.00%
MFS(R) UTILITIES SERIES
   2017  Lowest contract charge 0.30% Service Class      $12.00       --           --         --      14.18%
         Highest contract charge 1.70% Service Class     $18.44       --           --         --      12.58%
         All contract charges                                --    3,160      $53,111       4.19%
   2016  Lowest contract charge 0.30% Service Class(c)   $10.51       --           --         --      10.86%
         Highest contract charge 1.70% Service Class     $16.38       --           --         --       9.35%
         All contract charges                                --    3,087      $46,479       3.72%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 8.16       --           --         --     (18.24)%
         Highest contract charge 1.70% Service Class     $14.98       --           --         --     (16.22)%
         All contract charges                                --    3,065      $41,833       4.16%
   2014  Lowest contract charge 1.20% Service Class      $11.03       --           --         --      11.08%
         Highest contract charge 1.70% Service Class     $17.88       --           --         --      10.58%
         All contract charges                                --    2,469      $41,044       2.08%
2013(u)  Lowest contract charge 1.20% Service Class(c)   $ 9.93       --           --         --         --
         Highest contract charge 1.70% Service Class     $16.17       --           --         --      18.20%
         All contract charges                                --    1,307      $21,259       2.22%
MFS(R) VALUE SERIES
   2017  Lowest contract charge 0.30% Service Class      $15.14       --           --         --      17.00%
         Highest contract charge 1.25% Service Class     $14.55       --           --         --      15.84%
         All contract charges                                --    1,782      $23,848       1.80%
   2016  Lowest contract charge 0.30% Service Class      $12.94       --           --         --      13.41%
         Highest contract charge 1.25% Service Class     $12.56       --           --         --      12.34%
         All contract charges                                --    1,169      $13,804       2.12%

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------- ----------- ------------ ---------- --------
MFS(R) VALUE SERIES (CONTINUED)
   2015  Lowest contract charge 0.30% Service Class(c)   $ 11.41       --            --        --     (1.21)%
         Highest contract charge 1.25% Service Class     $ 11.18       --            --        --     (2.10)%
         All contract charges                                 --      522      $  5,700      2.10%
   2014  Lowest contract charge 1.20% Service Class      $ 11.43       --            --        --      8.86%
         Highest contract charge 1.25% Service Class     $ 11.42       --            --        --      8.76%
         All contract charges                                 --      216      $  2,476      1.69%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 10.50       --            --        --      2.94%
         Highest contract charge 1.25% Service Class(c)  $ 10.50       --            --        --      2.94%
         All contract charges                                 --       10      $    101        --
MULTIMANAGER AGGRESSIVE EQUITY
   2017  Lowest contract charge 1.30% Class B            $ 24.52       --            --        --     28.71%
         Highest contract charge 1.70% Class B           $100.15       --            --        --     28.13%
         All contract charges                                 --      556      $ 16,104      0.16%
   2016  Lowest contract charge 1.30% Class B            $ 19.05       --            --        --      2.09%
         Highest contract charge 1.70% Class B           $ 78.16       --            --        --      1.69%
         All contract charges                                 --      596      $ 13,495      0.55%
   2015  Lowest contract charge 1.30% Class B            $ 18.66       --            --        --      2.64%
         Highest contract charge 1.70% Class B           $ 76.86       --            --        --      2.22%
         All contract charges                                 --      590      $ 13,258      0.17%
   2014  Lowest contract charge 1.30% Class B            $ 18.18       --            --        --      9.19%
         Highest contract charge 1.70% Class B           $ 75.19       --            --        --      8.78%
         All contract charges                                 --      498      $ 11,048      0.11%
2013(u)  Lowest contract charge 1.30% Class B            $ 16.65       --            --        --     35.37%
         Highest contract charge 1.70% Class B           $ 69.12       --            --        --     34.82%
         All contract charges                                 --      451      $  8,871      0.14%
MULTIMANAGER CORE BOND
   2017  Lowest contract charge 1.30% Class B            $ 13.96       --            --        --      1.68%
         Highest contract charge 1.70% Class B           $ 14.03       --            --        --      1.30%
         All contract charges                                 --    8,250      $113,957      2.08%
   2016  Lowest contract charge 1.30% Class B            $ 13.73       --            --        --      1.33%
         Highest contract charge 1.70% Class B           $ 13.85       --            --        --      0.87%
         All contract charges                                 --    7,499      $102,096      2.08%
   2015  Lowest contract charge 1.30% Class B            $ 13.55       --            --        --     (1.24)%
         Highest contract charge 1.70% Class B           $ 13.73       --            --        --     (1.58)%
         All contract charges                                 --    7,893      $106,216      1.95%
   2014  Lowest contract charge 1.30% Class B            $ 13.72       --            --        --      2.46%
         Highest contract charge 1.70% Class B           $ 13.95       --            --        --      1.97%
         All contract charges                                 --    7,166      $ 97,870      2.07%
2013(u)  Lowest contract charge 1.30% Class B            $ 13.39       --            --        --     (3.67)%
         Highest contract charge 1.70% Class B           $ 13.68       --            --        --     (4.00)%
         All contract charges                                 --    6,684      $ 89,558      1.60%
MULTIMANAGER MID CAP GROWTH
   2017  Lowest contract charge 1.30% Class B            $ 27.52       --            --        --     25.03%
         Highest contract charge 1.70% Class B           $ 21.03       --            --        --     24.51%
         All contract charges                                 --      800      $ 20,563      0.00%
   2016  Lowest contract charge 1.30% Class B            $ 22.01       --            --        --      5.36%
         Highest contract charge 1.70% Class B           $ 16.89       --            --        --      4.97%
         All contract charges                                 --      802      $ 16,481      0.10%
   2015  Lowest contract charge 1.30% Class B            $ 20.89       --            --        --     (2.79)%
         Highest contract charge 1.70% Class B           $ 16.09       --            --        --     (3.19)%
         All contract charges                                 --      847      $ 16,490      0.00%
   2014  Lowest contract charge 1.30% Class B            $ 21.49       --            --        --      3.52%
         Highest contract charge 1.70% Class B           $ 16.62       --            --        --      3.10%
         All contract charges                                 --      676      $ 13,571      0.00%
2013(u)  Lowest contract charge 1.30% Class B            $ 20.76       --            --        --     38.31%
         Highest contract charge 1.70% Class B           $ 16.12       --            --        --     37.78%
         All contract charges                                 --      548      $ 10,693      0.00%

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
MULTIMANAGER MID CAP VALUE
   2017  Lowest contract charge 1.30% Class B             $26.22       --           --         --      7.86%
         Highest contract charge 1.70% Class B            $22.87       --           --         --      7.42%
         All contract charges                                 --      467      $11,781       0.66%
   2016  Lowest contract charge 1.30% Class B             $24.31       --           --         --     17.55%
         Highest contract charge 1.70% Class B            $21.29       --           --         --     17.11%
         All contract charges                                 --      812      $18,341       1.56%
   2015  Lowest contract charge 1.30% Class B             $20.68       --           --         --     (6.76)%
         Highest contract charge 1.70% Class B            $18.18       --           --         --     (7.20)%
         All contract charges                                 --      473      $ 9,420       0.74%
   2014  Lowest contract charge 1.30% Class B             $22.18       --           --         --      3.94%
         Highest contract charge 1.70% Class B            $19.59       --           --         --      3.60%
         All contract charges                                 --      433      $ 9,232       0.50%
2013(u)  Lowest contract charge 1.30% Class B             $21.34       --           --         --     33.88%
         Highest contract charge 1.70% Class B            $18.91       --           --         --     33.26%
         All contract charges                                 --      353      $ 7,287       0.44%
MULTIMANAGER TECHNOLOGY
   2017  Lowest contract charge 0.30% Class B(c)          $19.31       --           --         --     38.72%
         Highest contract charge 1.70% Class B            $26.94       --           --         --     36.75%
         All contract charges                                 --    2,053      $40,447       0.00%
   2016  Lowest contract charge 1.10% Class B             $10.79       --           --         --      7.68%
         Highest contract charge 1.70% Class B            $19.70       --           --         --      7.12%
         All contract charges                                 --    1,577      $24,376       0.01%
   2015  Lowest contract charge 1.10% Class B(i)          $10.02       --           --         --      0.20%
         Highest contract charge 1.70% Class B            $18.39       --           --         --      4.49%
         All contract charges                                 --      916      $15,002       0.00%
   2014  Lowest contract charge 1.20% Class B             $11.97       --           --         --     12.18%
         Highest contract charge 1.70% Class B            $17.60       --           --         --     11.60%
         All contract charges                                 --      499      $ 9,451       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)          $10.67       --           --         --      6.49%
         Highest contract charge 1.70% Class B            $15.77       --           --         --     33.31%
         All contract charges                                 --      408      $ 7,282       0.00%
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $11.28       --           --         --     25.33%
         Highest contract charge 1.70% Class S Shares     $11.19       --           --         --     24.61%
         All contract charges                                 --      374      $ 4,253       0.70%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.00       --           --         --     (2.91)%
         Highest contract charge 1.70% Class S Shares     $ 8.98       --           --         --     (3.44)%
         All contract charges                                 --      340      $ 3,062       0.69%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.27       --           --         --     (7.11)%
         Highest contract charge 1.70% Class S Shares     $ 9.30       --           --         --     (0.21)%
         All contract charges                                 --      259      $ 2,422       1.24%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.35       --           --         --     (5.75)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.32       --           --         --     (6.05)%
         All contract charges                                 --       83      $   766       0.55%
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $ 9.51       --           --         --      5.43%
         Highest contract charge 1.70% Class S Shares     $ 9.38       --           --         --      4.80%
         All contract charges                                 --      242      $ 2,291       0.00%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.02       --           --         --     (1.74)%
         Highest contract charge 1.70% Class S Shares     $ 8.95       --           --         --     (2.29)%
         All contract charges                                 --      209      $ 1,878       0.00%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.18       --           --         --     (8.47)%
         Highest contract charge 1.70% Class S Shares     $ 9.16       --           --         --     (6.63)%
         All contract charges                                 --      167      $ 1,537       0.00%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.84       --           --         --     (1.40)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.81       --           --         --     (1.70)%
         All contract charges                                 --       65      $   631       0.00%

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2017  Lowest contract charge 0.30% Advisor Class      $ 6.82       --           --         --       1.64%
         Highest contract charge 1.70% Advisor Class     $ 6.72       --           --         --       0.30%
         All contract charges                                --    2,449      $16,872      10.94%
   2016  Lowest contract charge 0.30% Advisor Class(c)   $ 6.71       --           --         --      14.51%
         Highest contract charge 1.70% Advisor Class     $ 6.70       --           --         --      12.98%
         All contract charges                                --    2,581      $17,609       1.02%
   2015  Lowest contract charge 0.65% Advisor Class      $ 5.03       --           --         --     (26.14)%
         Highest contract charge 1.70% Advisor Class     $ 5.93       --           --         --     (26.97)%
         All contract charges                                --    2,593      $15,573       4.31%
   2014  Lowest contract charge 0.65% Advisor Class      $ 6.81       --           --         --     (19.22)%
         Highest contract charge 1.70% Advisor Class     $ 8.12       --           --         --     (20.08)%
         All contract charges                                --    2,310      $18,954       0.27%
2013(u)  Lowest contract charge 0.65% Advisor Class      $ 8.43       --           --         --     (15.28)%
         Highest contract charge 1.70% Advisor Class     $10.16       --           --         --     (16.17)%
         All contract charges                                --    1,910      $19,615       1.59%
PIMCO EMERGING MARKETS BOND PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $11.24       --           --         --       8.60%
         Highest contract charge 1.70% Advisor Class     $14.05       --           --         --       7.91%
         All contract charges                                --    1,491      $20,429       4.98%
   2016  Lowest contract charge 1.10% Advisor Class      $10.35       --           --         --      12.01%
         Highest contract charge 1.70% Advisor Class     $13.02       --           --         --      11.38%
         All contract charges                                --    1,487      $19,107       5.17%
   2015  Lowest contract charge 1.10% Advisor Class(i)   $ 9.24       --           --         --      (7.51)%
         Highest contract charge 1.70% Advisor Class     $11.69       --           --         --      (4.02)%
         All contract charges                                --    1,511      $17,647       5.20%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.80       --           --         --       0.20%
         Highest contract charge 1.70% Advisor Class     $12.18       --           --         --      (0.33)%
         All contract charges                                --    1,607      $19,571       5.14%
2013(u)  Lowest contract charge 1.20% Advisor Class(c)   $ 9.78       --           --         --      (0.10)%
         Highest contract charge 1.70% Advisor Class     $12.22       --           --         --      (8.60)%
         All contract charges                                --    1,423      $17,557       4.90%
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
   2017  Lowest contract charge 1.10% Advisor Class(i)   $10.59       --           --         --       7.40%
         Highest contract charge 1.25% Advisor Class     $10.10       --           --         --       7.22%
         All contract charges                                --      322      $ 3,307       2.28%
   2016  Lowest contract charge 0.30% Advisor Class      $ 9.71       --           --         --       3.63%
         Highest contract charge 1.25% Advisor Class     $ 9.42       --           --         --       2.61%
         All contract charges                                --      169      $ 1,615       1.40%
   2015  Lowest contract charge 0.30% Advisor Class(c)   $ 9.37       --           --         --      (4.39)%
         Highest contract charge 1.25% Advisor Class     $ 9.18       --           --         --      (5.36)%
         All contract charges                                --      102      $   938       1.71%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.70       --           --         --       0.94%
         Highest contract charge 1.25% Advisor Class     $ 9.70       --           --         --       0.94%
         All contract charges                                --       57      $   553       2.56%
   2013  Lowest contract charge 1.20% Advisor Class(c)   $ 9.61       --           --         --      (2.54)%
         Highest contract charge 1.25% Advisor Class(c)  $ 9.61       --           --         --      (2.54)%
         All contract charges                                --        3      $    33       0.03%
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $10.72       --           --         --      12.84%
         Highest contract charge 1.25% Advisor Class     $11.58       --           --         --      12.54%
         All contract charges                                --      131      $ 1,506       2.22%
   2016  Lowest contract charge 1.10% Advisor Class(i)   $ 9.50       --           --         --       2.70%
         Highest contract charge 1.25% Advisor Class     $10.29       --           --         --       2.59%
         All contract charges                                --      124      $ 1,275       2.85%

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                           ---------------------------------------------------
                                                                      UNITS    ACCUMULATION INVESTMENT
                                                           UNIT    OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                           VALUE     (000'S)     (000'S)      RATIO*   RETURN**
                                                           ------  ----------- ------------ ---------- --------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO (CONTINUED)
   2015   Lowest contract charge 1.20% Advisor Class       $10.04        --            --        --      (1.38)%
          Highest contract charge 1.25% Advisor Class      $10.03        --            --        --      (1.47)%
          All contract charges                                 --        79      $    795      3.28%
   2014   Lowest contract charge 1.20% Advisor Class(d)    $10.18        --            --        --       3.46%
          Highest contract charge 1.25% Advisor Class(d)   $10.18        --            --        --       3.46%
          All contract charges                                 --        10      $    109      4.02%
PIMCO REAL RETURN PORTFOLIO
   2017   Lowest contract charge 1.30% Advisor Class       $11.63        --            --        --       2.29%
          Highest contract charge 1.70% Advisor Class      $11.25        --            --        --       1.81%
          All contract charges                                 --     4,831      $ 55,588      2.27%
   2016   Lowest contract charge 1.30% Advisor Class       $11.37        --            --        --       3.65%
          Highest contract charge 1.70% Advisor Class      $11.05        --            --        --       3.27%
          All contract charges                                 --     5,193      $ 58,512      2.16%
   2015   Lowest contract charge 1.30% Advisor Class       $10.97        --            --        --      (4.02)%
          Highest contract charge 1.70% Advisor Class      $10.70        --            --        --      (4.38)%
          All contract charges                                 --     5,589      $ 60,748      3.90%
   2014   Lowest contract charge 1.30% Advisor Class       $11.43        --            --        --       1.69%
          Highest contract charge 1.70% Advisor Class      $11.19        --            --        --       1.18%
          All contract charges                                 --     5,927      $ 67,217      1.30%
2013(u)   Lowest contract charge 1.30% Advisor Class       $11.24        --            --        --     (10.51)%
          Highest contract charge 1.70% Advisor Class      $11.06        --            --        --     (10.81)%
          All contract charges                                 --     5,735      $ 64,059      1.65%
PIMCO TOTAL RETURN PORTFOLIO
   2017   Lowest contract charge 0.65% Advisor Class       $11.60        --            --        --       4.13%
          Highest contract charge 1.70% Advisor Class      $11.73        --            --        --       3.08%
          All contract charges                                 --    14,352      $167,554      1.92%
   2016   Lowest contract charge 0.30% Advisor Class       $10.52        --            --        --       2.33%
          Highest contract charge 1.70% Advisor Class      $11.38        --            --        --       0.80%
          All contract charges                                 --    13,584      $154,465      1.98%
   2015   Lowest contract charge 0.30% Advisor Class(c)    $10.28        --            --        --         --
          Highest contract charge 1.70% Advisor Class      $11.29        --            --        --      (1.31)%
          All contract charges                                 --    12,255      $139,172      4.96%
   2014   Lowest contract charge 0.65% Advisor Class       $10.96        --            --        --       3.49%
          Highest contract charge 1.70% Advisor Class      $11.44        --            --        --       2.42%
          All contract charges                                 --    11,471      $132,247      2.13%
2013(u)   Lowest contract charge 0.65% Advisor Class       $10.59        --            --        --      (2.67)%
          Highest contract charge 1.70% Advisor Class      $11.17        --            --        --      (3.71)%
          All contract charges                                 --    10,535      $118,898      2.11%
PROFUND VP BEAR
   2017   Lowest contract charge 1.30% Common Shares       $ 2.32        --            --        --     (19.16)%
          Highest contract charge 1.70% Common Shares      $ 2.25        --            --        --     (19.35)%
          All contract charges                                 --        53      $    122      0.00%
   2016   Lowest contract charge 1.30% Common Shares       $ 2.87        --            --        --     (14.07)%
          Highest contract charge 1.70% Common Shares      $ 2.79        --            --        --     (14.42)%
          All contract charges                                 --        75      $    213      0.00%
   2015   Lowest contract charge 1.30% Common Shares       $ 3.34        --            --        --      (6.18)%
          Highest contract charge 1.70% Common Shares      $ 3.26        --            --        --      (6.59)%
          All contract charges                                 --        74      $    242      0.00%
   2014   Lowest contract charge 1.30% Common Shares       $ 3.56        --            --        --     (15.44)%
          Highest contract charge 1.70% Common Shares      $ 3.49        --            --        --     (15.70)%
          All contract charges                                 --        96      $    337      0.00%
2013(u)   Lowest contract charge 1.30% Common Shares       $ 4.21        --            --        --     (27.54)%
          Highest contract charge 1.70% Common Shares      $ 4.14        --            --        --     (27.75)%
          All contract charges                                 --       103      $    432      0.00%

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
PROFUND VP BIOTECHNOLOGY
   2017  Lowest contract charge 0.65% Common Shares   $33.29       --           --         --      21.72%
         Highest contract charge 1.70% Common Shares  $32.39       --           --         --      20.45%
         All contract charges                             --    1,461      $48,437       0.00%
   2016  Lowest contract charge 0.65% Common Shares   $27.35       --           --         --     (16.00)%
         Highest contract charge 1.70% Common Shares  $26.89       --           --         --     (16.90)%
         All contract charges                             --    1,579      $43,361       0.00%
   2015  Lowest contract charge 0.65% Common Shares   $32.56       --           --         --       2.62%
         Highest contract charge 1.70% Common Shares  $32.36       --           --         --       1.54%
         All contract charges                             --    1,714      $56,399       0.00%
   2014  Lowest contract charge 0.65% Common Shares   $31.73       --           --         --      28.88%
         Highest contract charge 1.70% Common Shares  $31.87       --           --         --      27.53%
         All contract charges                             --    1,244      $40,205       0.00%
2013(u)  Lowest contract charge 0.65% Common Shares   $24.62       --           --         --      67.37%
         Highest contract charge 1.70% Common Shares  $24.99       --           --         --      65.61%
         All contract charges                             --      886      $22,376       0.00%
PUTNAM VT ABSOLUTE RETURN 500 FUND
   2017  Lowest contract charge 1.10% Class B         $10.30       --           --         --       5.86%
         Highest contract charge 1.25% Class B        $10.66       --           --         --       5.65%
         All contract charges                             --      248      $ 2,615       0.00%
   2016  Lowest contract charge 1.10% Class B         $ 9.73       --           --         --      (0.41)%
         Highest contract charge 1.25% Class B        $10.09       --           --         --      (0.59)%
         All contract charges                             --      214      $ 2,145       3.39%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.77       --           --         --      (2.50)%
         Highest contract charge 1.25% Class B        $10.15       --           --         --      (1.74)%
         All contract charges                             --      161      $ 1,627       0.06%
   2014  Lowest contract charge 1.20% Class B         $10.34       --           --         --       2.58%
         Highest contract charge 1.25% Class B        $10.33       --           --         --       2.48%
         All contract charges                             --       60      $   623       0.00%
   2013  Lowest contract charge 1.25% Class B(c)      $10.08       --           --         --       0.60%
         Highest contract charge 1.25% Class B(c)     $10.08       --           --         --       0.60%
         All contract charges                             --       --      $     1       0.00%
PUTNAM VT DIVERSIFIED INCOME FUND
   2017  Lowest contract charge 1.10% Class B         $10.66       --           --         --       5.96%
         Highest contract charge 1.70% Class B        $10.05       --           --         --       5.35%
         All contract charges                             --    1,012      $10,380       5.29%
   2016  Lowest contract charge 1.10% Class B         $10.06       --           --         --       4.25%
         Highest contract charge 1.70% Class B        $ 9.54       --           --         --       3.70%
         All contract charges                             --      790      $ 7,624       4.76%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.65       --           --         --      (3.69)%
         Highest contract charge 1.70% Class B        $ 9.20       --           --         --      (4.07)%
         All contract charges                             --      517      $ 4,815       7.44%
   2014  Lowest contract charge 1.20% Class B(e)      $ 9.62       --           --         --      (4.09)%
         Highest contract charge 1.70% Class B(e)     $ 9.59       --           --         --      (4.29)%
         All contract charges                             --      209      $ 2,011       0.00%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2017  Lowest contract charge 1.10% Class B         $11.78       --           --         --      14.15%
         Highest contract charge 1.25% Class B        $11.73       --           --         --      13.88%
         All contract charges                             --      366      $ 4,308       1.21%
   2016  Lowest contract charge 1.10% Class B         $10.32       --           --         --       5.52%
         Highest contract charge 1.25% Class B        $10.30       --           --         --       5.32%
         All contract charges                             --      205      $ 2,120       1.78%
   2015  Lowest contract charge 1.10% Class B(j)      $ 9.78       --           --         --      (4.44)%
         Highest contract charge 1.25% Class B(j)     $ 9.78       --           --         --      (4.50)%
         All contract charges                             --      122      $ 1,198       0.00%

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
PUTNAM VT RESEARCH FUND
2017  Lowest contract charge 1.10% Class B        $12.85       --           --         --     22.03%
      Highest contract charge 1.25% Class B       $12.80       --           --         --     21.79%
      All contract charges                            --       36      $   466       0.53%
2016  Lowest contract charge 1.10% Class B        $10.53       --           --         --      8.89%
      Highest contract charge 1.25% Class B       $10.51       --           --         --      8.69%
      All contract charges                            --       11      $   114       1.20%
2015  Lowest contract charge 1.10% Class B(j)     $ 9.67       --           --         --     (6.92)%
      Highest contract charge 1.25% Class B(j)    $ 9.67       --           --         --     (6.98)%
      All contract charges                            --        1      $    15       0.00%
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
2017  Lowest contract charge 1.10% Class II       $10.14       --           --         --     12.54%
      Highest contract charge 1.70% Class II      $10.20       --           --         --     11.84%
      All contract charges                            --      370      $ 3,811       1.34%
2016  Lowest contract charge 1.10% Class II       $ 9.01       --           --         --     (1.53)%
      Highest contract charge 1.70% Class II      $ 9.12       --           --         --     (2.15)%
      All contract charges                            --      344      $ 3,153       0.89%
2015  Lowest contract charge 1.10% Class II(i)    $ 9.15       --           --         --     (8.04)%
      Highest contract charge 1.70% Class II      $ 9.32       --           --         --     (6.99)%
      All contract charges                            --      388      $ 3,623       0.89%
2014  Lowest contract charge 1.20% Class II(e)    $10.05       --           --         --      0.90%
      Highest contract charge 1.70% Class II(e)   $10.02       --           --         --      0.60%
      All contract charges                            --       70      $   705       3.20%
SEI VP BALANCED STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.71       --           --         --     10.07%
      Highest contract charge 1.25% Class III     $11.38       --           --         --      9.95%
      All contract charges                            --      804      $ 9,076       1.65%
2016  Lowest contract charge 1.10% Class III      $ 9.73       --           --         --      5.65%
      Highest contract charge 1.25% Class III     $10.35       --           --         --      5.50%
      All contract charges                            --      699      $ 7,178       2.31%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.21       --           --         --     (7.34)%
      Highest contract charge 1.25% Class III     $ 9.81       --           --         --     (4.57)%
      All contract charges                            --      518      $ 5,081       1.82%
2014  Lowest contract charge 1.20% Class III      $10.29       --           --         --      2.69%
      Highest contract charge 1.25% Class III     $10.28       --           --         --      2.59%
      All contract charges                            --      221      $ 2,275       4.62%
2013  Lowest contract charge 1.20% Class III(c)   $10.02       --           --         --      0.40%
      Highest contract charge 1.25% Class III(c)  $10.02       --           --         --      0.40%
      All contract charges                            --        3      $    23       0.00%
SEI VP CONSERVATIVE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.32       --           --         --      3.72%
      Highest contract charge 1.25% Class III     $10.60       --           --         --      3.52%
      All contract charges                            --    1,112      $11,784       1.63%
2016  Lowest contract charge 1.10% Class III      $ 9.95       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.24       --           --         --      2.50%
      All contract charges                            --    1,183      $12,090       1.60%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.70       --           --         --     (2.81)%
      Highest contract charge 1.25% Class III     $ 9.99       --           --         --     (1.77)%
      All contract charges                            --      881      $ 8,809       1.84%
2014  Lowest contract charge 1.20% Class III      $10.18       --           --         --      1.80%
      Highest contract charge 1.25% Class III     $10.17       --           --         --      1.70%
      All contract charges                            --      501      $ 5,089       2.65%
2013  Lowest contract charge 1.25% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       32      $   324       0.00%

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
SEI VP MARKET GROWTH STRATEGY FUND
2017  Lowest contract charge 0.30% Class III      $12.18       --           --         --     13.41%
      Highest contract charge 1.25% Class III     $11.70       --           --         --     12.28%
      All contract charges                            --      665      $ 7,668       1.44%
2016  Lowest contract charge 0.30% Class III(c)   $10.74       --           --         --      7.08%
      Highest contract charge 1.25% Class III     $10.42       --           --         --      6.11%
      All contract charges                            --      726      $ 7,488       2.09%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.14       --           --         --     (8.05)%
      Highest contract charge 1.25% Class III     $ 9.82       --           --         --     (4.84)%
      All contract charges                            --      683      $ 6,695       1.27%
2014  Lowest contract charge 1.20% Class III      $10.33       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.32       --           --         --      2.48%
      All contract charges                            --      475      $ 4,911       3.68%
2013  Lowest contract charge 1.20% Class III(c)   $10.07       --           --         --      0.80%
      Highest contract charge 1.25% Class III(c)  $10.07       --           --         --      0.80%
      All contract charges                            --       45      $   450       0.00%
SEI VP MARKET PLUS STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $11.32       --           --         --     17.06%
      Highest contract charge 1.25% Class III     $12.42       --           --         --     16.95%
      All contract charges                            --      170      $ 2,072       1.46%
2016  Lowest contract charge 1.10% Class III      $ 9.67       --           --         --      6.97%
      Highest contract charge 1.25% Class III     $10.62       --           --         --      6.73%
      All contract charges                            --      170      $ 1,780       1.99%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.04       --           --         --     (9.05)%
      Highest contract charge 1.25% Class III     $ 9.95       --           --         --     (4.97)%
      All contract charges                            --      151      $ 1,497       0.97%
2014  Lowest contract charge 1.20% Class III      $10.48       --           --         --      3.05%
      Highest contract charge 1.25% Class III     $10.47       --           --         --      2.95%
      All contract charges                            --       94      $   992       3.52%
2013  Lowest contract charge 1.20% Class III(c)   $10.17       --           --         --      1.60%
      Highest contract charge 1.25% Class III(c)  $10.17       --           --         --      1.60%
      All contract charges                            --       30      $   309       0.00%
SEI VP MODERATE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.66       --           --         --      6.81%
      Highest contract charge 1.25% Class III     $11.29       --           --         --      6.61%
      All contract charges                            --      764      $ 8,448       1.41%
2016  Lowest contract charge 1.10% Class III      $ 9.98       --           --         --      4.83%
      Highest contract charge 1.25% Class III     $10.59       --           --         --      4.75%
      All contract charges                            --    1,177      $12,143       2.18%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.52       --           --         --     (4.42)%
      Highest contract charge 1.25% Class III     $10.11       --           --         --     (2.51)%
      All contract charges                            --      827      $ 8,277       2.42%
2014  Lowest contract charge 1.20% Class III      $10.38       --           --         --      3.80%
      Highest contract charge 1.25% Class III     $10.37       --           --         --      3.70%
      All contract charges                            --      407      $ 4,222       5.07%
2013  Lowest contract charge 1.20% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       34      $   338       0.00%
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.30% Class II(c)    $13.94       --           --         --     15.40%
      Highest contract charge 1.25% Class II      $13.39       --           --         --     14.25%
      All contract charges                            --      598      $ 7,729       1.64%
2016  Lowest contract charge 1.10% Class II       $10.72       --           --         --     17.54%
      Highest contract charge 1.25% Class II      $11.72       --           --         --     17.43%
      All contract charges                            --      399      $ 4,568       2.14%

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II (CONTINUED)
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.12       --            --        --      (8.62)%
         Highest contract charge 1.25% Class II     $ 9.98       --            --        --      (8.27)%
         All contract charges                           --      243      $  2,411      1.72%
   2014  Lowest contract charge 1.20% Class II      $10.89       --            --        --       5.83%
         Highest contract charge 1.25% Class II     $10.88       --            --        --       5.73%
         All contract charges                           --      164      $  1,783      1.73%
   2013  Lowest contract charge 1.20% Class II(c)   $10.29       --            --        --       2.39%
         Highest contract charge 1.25% Class II(c)  $10.29       --            --        --       2.39%
         All contract charges                           --       12      $    119      0.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
   2017  Lowest contract charge 0.30% Class II      $17.45       --            --        --      26.91%
         Highest contract charge 1.70% Class II     $38.65       --            --        --      25.16%
         All contract charges                           --    5,111      $146,771      0.00%
   2016  Lowest contract charge 0.30% Class II      $13.75       --            --        --     (11.00)%
         Highest contract charge 1.70% Class II     $30.88       --            --        --     (12.22)%
         All contract charges                           --    4,755      $114,511      0.00%
   2015  Lowest contract charge 0.30% Class II      $15.45       --            --        --      12.12%
         Highest contract charge 1.70% Class II     $35.18       --            --        --      10.56%
         All contract charges                           --    4,313      $127,535      0.00%
   2014  Lowest contract charge 0.30% Class II      $13.78       --            --        --      30.86%
         Highest contract charge 1.70% Class II     $31.82       --            --        --      28.98%
         All contract charges                           --    2,628      $ 75,999      0.00%
2013(u)  Lowest contract charge 0.65% Class II      $22.45       --            --        --      49.57%
         Highest contract charge 1.70% Class II     $24.67       --            --        --      47.99%
         All contract charges                           --    1,580      $ 39,244      0.00%
TEMPLETON DEVELOPING MARKETS VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $12.50       --            --        --      38.58%
         Highest contract charge 1.70% Class 2      $12.09       --            --        --      38.01%
         All contract charges                           --    1,142      $ 14,129      0.83%
   2016  Lowest contract charge 1.30% Class 2       $ 9.02       --            --        --      15.94%
         Highest contract charge 1.70% Class 2      $ 8.76       --            --        --      15.42%
         All contract charges                           --    1,707      $ 15,135      0.67%
   2015  Lowest contract charge 1.30% Class 2       $ 7.78       --            --        --     (20.61)%
         Highest contract charge 1.70% Class 2      $ 7.59       --            --        --     (20.94)%
         All contract charges                           --      975      $  7,529      2.07%
   2014  Lowest contract charge 1.30% Class 2       $ 9.80       --            --        --      (9.59)%
         Highest contract charge 1.70% Class 2      $ 9.60       --            --        --      (9.94)%
         All contract charges                           --      840      $  8,173      1.50%
2013(u)  Lowest contract charge 1.30% Class 2       $10.84       --            --        --      (2.25)%
         Highest contract charge 1.70% Class 2      $10.66       --            --        --      (2.65)%
         All contract charges                           --      787      $  8,472      1.90%
TEMPLETON FOREIGN VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $13.29       --            --        --      15.16%
         Highest contract charge 1.70% Class 2      $12.86       --            --        --      14.72%
         All contract charges                           --      656      $  8,632      2.60%
   2016  Lowest contract charge 1.30% Class 2       $11.54       --            --        --       5.77%
         Highest contract charge 1.70% Class 2      $11.21       --            --        --       5.36%
         All contract charges                           --      733      $  8,376      1.93%
   2015  Lowest contract charge 1.30% Class 2       $10.91       --            --        --      (7.70)%
         Highest contract charge 1.70% Class 2      $10.64       --            --        --      (8.04)%
         All contract charges                           --      881      $  9,525      3.50%
   2014  Lowest contract charge 1.30% Class 2       $11.82       --            --        --     (12.25)%
         Highest contract charge 1.70% Class 2      $11.57       --            --        --     (12.68)%
         All contract charges                           --      822      $  9,632      1.84%
2013(u)  Lowest contract charge 1.30% Class 2       $13.47       --            --        --      21.35%
         Highest contract charge 1.70% Class 2      $13.25       --            --        --      20.89%
         All contract charges                           --      667      $  8,932      2.32%

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
TEMPLETON GLOBAL BOND VIP FUND
   2017  Lowest contract charge 0.30% Class 2            $10.14       --            --        --       1.71%
         Highest contract charge 1.70% Class 2           $11.88       --            --        --       0.17%
         All contract charges                                --   11,567      $134,443      0.00%
   2016  Lowest contract charge 0.30% Class 2            $ 9.97       --            --        --       2.57%
         Highest contract charge 1.70% Class 2           $11.86       --            --        --       1.19%
         All contract charges                                --   11,575      $135,069      0.00%
   2015  Lowest contract charge 0.30% Class 2(c)         $ 9.72       --            --        --      (4.61)%
         Highest contract charge 1.70% Class 2           $11.72       --            --        --      (5.94)%
         All contract charges                                --   12,105      $140,275      7.88%
   2014  Lowest contract charge 0.65% Class 2            $11.40       --            --        --       1.24%
         Highest contract charge 1.70% Class 2           $12.46       --            --        --       0.08%
         All contract charges                                --   10,783      $133,761      4.98%
2013(u)  Lowest contract charge 0.65% Class 2            $11.26       --            --        --       0.90%
         Highest contract charge 1.70% Class 2           $12.45       --            --        --      (0.08)%
         All contract charges                                --    8,103      $101,747      4.76%
TEMPLETON GROWTH VIP FUND
   2017  Lowest contract charge 1.30% Class 2            $16.35       --            --        --      17.04%
         Highest contract charge 1.70% Class 2           $15.83       --            --        --      16.48%
         All contract charges                                --      121      $  1,961      1.63%
   2016  Lowest contract charge 1.30% Class 2            $13.97       --            --        --       8.13%
         Highest contract charge 1.70% Class 2           $13.59       --            --        --       7.77%
         All contract charges                                --      135      $  1,868      2.04%
   2015  Lowest contract charge 1.30% Class 2            $12.92       --            --        --      (7.65)%
         Highest contract charge 1.70% Class 2           $12.61       --            --        --      (8.02)%
         All contract charges                                --      149      $  1,915      2.60%
   2014  Lowest contract charge 1.30% Class 2            $13.99       --            --        --      (4.11)%
         Highest contract charge 1.70% Class 2           $13.71       --            --        --      (4.53)%
         All contract charges                                --      154      $  2,144      1.33%
2013(u)  Lowest contract charge 1.30% Class 2            $14.59       --            --        --      29.12%
         Highest contract charge 1.70% Class 2           $14.36       --            --        --      28.67%
         All contract charges                                --      159      $  2,317      2.47%
VANECK VIP GLOBAL HARD ASSETS FUND
   2017  Lowest contract charge 0.30% Class S Shares     $ 7.27       --            --        --      (2.15)%
         Highest contract charge 1.70% Class S Shares    $ 8.24       --            --        --      (3.63)%
         All contract charges                                --    3,140      $ 26,029      0.00%
   2016  Lowest contract charge 0.30% Class S Shares     $ 7.43       --            --        --      42.88%
         Highest contract charge 1.70% Class S Shares    $ 8.55       --            --        --      41.09%
         All contract charges                                --    3,507      $ 30,064      0.37%
   2015  Lowest contract charge 0.30% Class S Shares(c)  $ 5.20       --            --        --     (33.84)%
         Highest contract charge 1.70% Class S Shares    $ 6.06       --            --        --     (34.77)%
         All contract charges                                --    3,188      $ 19,463      0.03%
   2014  Lowest contract charge 0.65% Class S Shares     $ 8.24       --            --        --     (19.92)%
         Highest contract charge 1.70% Class S Shares    $ 9.29       --            --        --     (20.73)%
         All contract charges                                --    3,170      $ 29,728      0.00%
2013(u)  Lowest contract charge 0.65% Class S Shares     $10.29       --            --        --       9.58%
         Highest contract charge 1.70% Class S Shares    $11.72       --            --        --       8.42%
         All contract charges                                --    2,760      $ 32,721      0.48%
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
   2017  Lowest contract charge 1.10% Initial Class      $10.07       --            --        --      11.03%
         Highest contract charge 1.25% Initial Class     $ 9.84       --            --        --      10.94%
         All contract charges                                --       94      $    940      2.13%
   2016  Lowest contract charge 1.10% Initial Class      $ 9.07       --            --        --       5.22%
         Highest contract charge 1.25% Initial Class     $ 8.87       --            --        --       5.09%
         All contract charges                                --       85      $    756      0.00%

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

                                                                       YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          -----  ----------- ------------ ---------- --------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND (CONTINUED)
2015    Lowest contract charge 1.10% Initial Class(i)     $8.62      --            --          --     (12.22)%
        Highest contract charge 1.25% Initial Class       $8.44      --            --          --     (14.23)%
        All contract charges                                 --      69          $576        4.71%
2014    Lowest contract charge 1.20% Initial Class        $9.84      --            --          --       1.03%
        Highest contract charge 1.25% Initial Class       $9.84      --            --          --       1.03%
        All contract charges                                 --      33          $320        0.76%
2013    Lowest contract charge 1.20% Initial Class(c)     $9.74      --            --          --      (0.61)%
        Highest contract charge 1.25% Initial Class(c)    $9.74      --            --          --      (0.61)%
        All contract charges                                 --       2          $ 23        0.00%

   ----------
  (a)Units were made available on February 19, 2013.
  (b)Units were made available on May 20, 2013.
  (c)Units were made available on November 18, 2013.
  (d)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (e)Units were made available on June 13, 2014.
  (f)Units were made available on September 22, 2014.
  (g)Units were made available on February 23, 2015.
  (h)Units were made available on March 27, 2015.
  (i)Units were made available on May 26, 2015.
  (j)Units were made available on July 20, 2015.
  (k)Units were made available on February 22, 2016.
  (l)Units were made available on May 19, 2017.
  (m)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
  (n)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.
  (o)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (p)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
  (q)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 to a fund merger on May 19, 2017.
  (r)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.
  (s)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (t)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.
  (u)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31, 2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-263

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70, are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 3-05593) filed on
                       April 25, 2001.

                (c) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                       2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-178750) on
                       October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-178750) on
                       October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4
                       (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, previously filed with this Registration Statement (File No. 333-178750) on April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), previously filed with this Registration Statement (File No. 333-178750) on April 22, 2014.

         4.   Contracts. (Including Riders and Endorsements)

            4(a) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC12BASE3), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(b) Form of Notice of Thirty-Day Right to Examine and Cancel Annuity Contract (Replacement-30-ICC), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(c) Form of Data Pages (ICC12RC12DPC), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(d) Form of Data Pages (ICC12RC12DPL), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(e) Form of Endorsement Applicable to the Termination of an Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC12GBENDORC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(f) Form of Higher Anniversary Value Death Benefit Rider (ICC12GMDBHAVRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(g) Form of Endorsement Applicable to Special Dollar Cost Averaging (ICC12SDCARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(h) Form of Endorsement Applicable to Non-Qualified Contracts (ICC12NQRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(i) Form of Endorsement Applicable to Traditional IRA Contracts (ICC12IRARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(j) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC12BASE4), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(k) Form of Part IV - Transfers Among Investment Options (ICC12GMDBGRRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(l) Form of Data Pages (ICC12RC12DPADV), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(m) Form of Data Pages (ICC12RC12DPCP), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(n) Form of Endorsement Applicable to Qualified Defined Benefit Plans (ICC12QP-DBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(o) Form of Endorsement Applicable to the Asset Transfer Program ("ATP) (ICC12ATPRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(p) Form of Return of Principal Death Benefit Rider (ICC12GMDBROPRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(q) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (ICC12SMMDCARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(r) Form of Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement (ICC12INHIRARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(s) Form of Endorsement Applicable to Roth IRA Contracts (ICC12ROTH-RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(t) Form of Endorsement Applicable to Credits Applied to Annuity Account Value (ICC12TRNSRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(u) Form of Data Pages (ICC12RC12DPB), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(v) Form of Data Pages (ICC12RC12DPCX), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(w) Form of Endorsement Applicable to Qualified Defined Contribution Plans (ICC12QP-DCRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(x) Form of Endorsement Applicable to Charitable Remainder Trust (ICC12CRT), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(y) Form of Highest Anniversary Value Death Benefit Rider (ICC12GMDBHAV-IBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(z) Form of Guaranteed Minimum Income Benefit Rider (ICC12GMIBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

            4(a)(a)Form of Endorsement Applicable to Credits Applied to Annuity
                   Account Value (ICC12TRNSRC12), previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(b)Form of Inherited ROTH IRA Beneficiary Continuation Option
                   (BCO) Endorsement (ICC12INHROTHRC12), previously filed with this Registration Statement (File No. 333-178750) on
                   April 25, 2012.

            4(a)(c)Form of Data Pages (ICC12RC13DPB) previously filed with this
                   Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(d)Form of Data Pages (ICC12RC13DPCP) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(e)Form of Data Pages (ICC12RC13DPL) previously filed with this
                   Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(f)Form of Data Pages (ICC12GMIBRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(g)Form of "Greater of" Death Benefit Rider (ICC12GMDBGRRC13)
                   previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(h)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAV-IBRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(i)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(j)Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(k)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(l)Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(m)Form of Endorsement Applicable to the Termination of an
                   Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC12GBENDORC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(n)Form of Endorsement Applicable to Credits and Earnings
                   Bonuses (ICC12BONUSRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

            4(a)(o)Form of Endorsement applicable to Termination of Guaranteed
                   Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

            4(a)(p)Form of Data Pages - Table of Guaranteed Annuity Payments
                   (ICC12TGAP1), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

            4(a)(q)Form of Data Pages - Table of Guaranteed Annuity Payments
                   (ICC12TGAP2), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

            4(a)(r)Form of Data Pages - Table of Guaranteed Annuity Payments
                   (ICC12TGAP3), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

            4(a)(s)Form of Endorsement Applicable to the Asset Transfer Program
                   ("ATP") (ICC12ATPRC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

            4(a)(t)Form of Endorsement Applicable to Non-Qualified Contracts
                   (ICC12NQ-RC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

            4(a)(u)Form of Endorsement Applicable to Traditional IRA Contracts
                   (ICC12IRA-RC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

            4(a)(v)Form of Endorsement Applicable to Traditional IRA Contracts
                   (ICC12ROTH-RC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

            4(a)(w)Form of Data Pages - B Share (ICC14RC15DP-B), previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(a)(x)Form of Data Pages - CP Share (ICC14RC15DP-CP), previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(a)(y)Form of Data Pages - E Share (ICC14RC15DP-E), previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(a)(z)Form of Data Pages - L Share (ICC14RC15DP-L), previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(b)(a)Endorsement Applicable to the Termination of an Optional
                   Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC14GBENDORC15), previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(b)(b)[RMD WEALTH GUARD] GMDB RIDER (ICC14RMDF-RC15) , previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(b)(c)Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15) , previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(b)(d)Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(b)(e)Endorsement Applicable to SEP-IRA Contracts (ICC14SEP-RC15),
                   previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(b)(f)Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), previously filed with this Registration Statement (File No. 333-178750) on December 24, 2014.

            4(b)(g)[RMD Wealth Guard] GMDB Rider (ICC15RMDF-RC15A), previously filed with this Registration Statement (File No. 333-178750) on December 28, 2015.

            4(b)(h)Form of Data Pages (ICC15RC15ADP-CP), previously filed with this Registration Statement (File No. 333-178750) on December 28, 2015.

            4(b)(i)Form of Data Pages (ICC15RC15ADP-L), previously filed with this Registration Statement (File No. 333-178750) on December 28, 2015.

            4(b)(j)Form of Data Pages (ICC15RC15ADP-B), previously filed with this Registration Statement (File No. 333-178750) on December 28, 2015.

            4(b)(k)Form of Minimum Income Benefit Rider (ICC16GMIBRC15B)
                   previously filed with this Registration Statement (File No. 333-178750) on October 7, 2016.

            4(b)(l)Table of Guaranteed Annuity Payments (ICC16TGAP1) previously filed with this Registration Statement (File No. 333-178750) on October 7, 2016.

            4(b)(m)Table of Guaranteed Annuity Payments (ICC16TGAP2) previously filed with this Registration Statement (File No. 333-178750) on October 7, 2016.

            4(b)(n)Table of Guaranteed Annuity Payments (ICC16TGAP3) previously filed with this Registration Statement (File No. 333-178750) on October 7, 2016.

         5.   Applications.

              5(a) Form of Retirement Cornerstone Series ADV Application for an
                   Individual Annuity (ICC12 App 01 ADV12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(b) Form of Retirement Cornerstone All Series Application for an
                   Individual Annuity (ICC12 App 01 RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(c) Form of Retirement Cornerstone Series Cx Application for an
                   Individual Annuity (ICC12 App 01 RC12Cx), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(d) Form of Retirement Cornerstone Series ADV Application for an
                   Individual Annuity (ICC12 App 02 ADV12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(e) Form of Retirement Cornerstone All Series Application for an
                   Individual Annuity (ICC12 App 02 RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(f) Form of Application for an Individual Annuity (ICC 14 App 01
                   RC15), previously filed with this Registration Statement (File No. 333-178750) on April 22, 2015.

              5(g) Form of Application for an Individual Annuity (ICC 14 App 02
                   RC15), previously filed with this Registration Statement (File No. 333-178750) on April 22, 2015.

              5(h) Form of Retirement Cornerstone Series B Application for an
                   Individual Annuity (ICC17 App 01 RC15B B), previously filed with this Registration Statement (File No. 333-178750) on April 19, 2017.

              5(i) Form of Retirement Cornerstone Series B Application for an
                   Individual Annuity (ICC17 App 02 RC15B B), previously filed with this Registration Statement (File No. 333-178750) on April 19, 2017.

              5(j) Form of Retirement Cornerstone Series CP Application for an
                   Individual Annuity (ICC17 App 01 RC15B CP), previously filed with this Registration Statement (File No. 333-178750) on April 19, 2017.

              5(k) Form of Retirement Cornerstone Series CP Application for an
                   Individual Annuity (ICC17 App 02 RC15B CP), previously filed with this Registration Statement (File No. 333-178750) on April 19, 2017.

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

            (a)(b)(vix)Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File
                       No. 333-17217) filed on January 31, 2017.

              (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment
                       No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vix)Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

                (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                       Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                       Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

                (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed with this Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(ii)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

               (d)(iii)Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-182976) on Form N-4 filed on April 24, 2014.

                (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., previously filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

                (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (j)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(ii)Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

               (j)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America, and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

               (p)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (p)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (r) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (s) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 23, 2014.

                (t) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

                (u) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

                (v) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

                (w) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (x) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

                (y) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No.333-190033) filed on October 11, 2013.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

Item 25.Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Hollister-Share        Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

              As of the date of this filing, AXA S.A. ("AXA") owns 100% of the Holding Company's outstanding common stock. On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc. ("Holdings"), the parent company of AXA Financial, Inc., through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission ("SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

              AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2016/2017 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement
(File No. 333-216084) on Form N-4, filed August 25, 2017.

              (b) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2018 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

Item 27. Number of Contractowners

As of March 31, 2018, there were 110,403 Qualified contract owners and/or 46,722 Non-Qualified contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO RE Ltd, and Zurich Insurance Company. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

              (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

              (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricardi                 Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

              (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf, in the City of New York, and State of New York on the 18th day of April, 2018.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 18th day of April, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh           Charles G.T. Stonehill
Kristi A. Matus                Richard C. Vaughan
Mark Pearson                   Bertram Scott
Daniel G. Kaye                 Ramon de Oliveira

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 18, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

  9          Opinion and Consent of Counsel                          EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                   EX-99.10a

  10(b)      Powers of Attorney                                      EX-99.10b